UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 44.0%

Basic Materials - 0.9%

Syngenta Finance NV (Netherlands) 5.182% due 04/24/28 ~	$1,650,000	$1,580,743
Teck Resources Ltd (Canada) 6.000% due 08/15/40	1,500,000	1,537,500

		3,118,243

Communications - 4.0%

Alibaba Group Holding Ltd (China) 4.000% due 12/06/37	550,000	505,377
Amazon.com Inc 4.250% due 08/22/57	1,000,000	1,002,353
AT&T Inc 5.250% due 03/01/37	1,000,000	998,361
Charter Communications Operating LLC 5.750% due 04/01/48	2,000,000	2,005,839
6.384% due 10/23/35	1,000,000	1,079,955
Sprint Corp 7.250% due 09/15/21	2,000,000	2,117,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	750,000	749,063
Tencent Holdings Ltd (China) 3.595% due 01/19/28 ~	1,650,000	1,562,890
Verizon Communications Inc 2.625% due 08/15/26	1,500,000	1,361,700
5.250% due 03/16/37	1,050,000	1,121,502
Vodafone Group PLC (United Kingdom) 5.250% due 05/30/48	1,200,000	1,207,480

		13,712,020

Consumer, Cyclical - 8.7%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,159,783	2,170,581
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	1,500,000	1,404,429
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	1,808,752	1,766,263
3.600% due 03/22/29	1,675,055	1,637,409
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	697,503	699,773
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,590,627	1,629,192
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,545,109	1,547,040
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	348,246	345,753
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	1,500,000	1,541,250
General Motors Co 5.200% due 04/01/45	2,000,000	1,820,717
GLP Capital LP 5.250% due 06/01/25	1,000,000	1,020,810
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,123,398	1,106,418
Kohl’s Corp 5.550% due 07/17/45	1,000,000	962,429
Lennar Corp 4.750% due 11/29/27	1,000,000	966,250
6.250% due 12/15/21	2,000,000	2,100,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	500,000	487,500
Nordstrom Inc 5.000% due 01/15/44	1,000,000	924,000

	Principal Amount	Value
Sands China Ltd (Macau) 5.125% due 08/08/25 ~	$1,250,000	$1,248,745
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	1,000,000	982,000
Tesla Inc 5.300% due 08/15/25 ~	1,000,000	846,250
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	1,148,611	1,100,443
4.750% due 10/11/23	2,174,340	2,188,068
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,371,294	1,405,025

		29,900,345

Consumer, Non-Cyclical - 3.9%

Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	2,500,000	2,428,188
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 04/15/58	1,050,000	1,021,754
Bacardi Ltd (Bermuda) 4.700% due 05/15/28 ~	2,000,000	1,988,190
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	1,500,000	1,398,233
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,000,000	1,042,500
CHS/Community Health Systems Inc 5.125% due 08/01/21	1,000,000	977,500
Halfmoon Parent Inc 4.375% due 10/15/28 ~	1,650,000	1,647,582
MEDNAX Inc 5.250% due 12/01/23 ~	1,000,000	1,003,750
Mylan Inc 4.550% due 04/15/28 ~	600,000	584,152
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	500,000	470,129
2.800% due 07/21/23	750,000	668,438

		13,230,416

Energy - 7.2%

Andeavor Logistics LP 5.200% due 12/01/47	600,000	600,570
5.250% due 01/15/25	2,000,000	2,050,860
Concho Resources Inc 4.300% due 08/15/28	1,400,000	1,396,437
Diamondback Energy Inc 5.375% due 05/31/25	1,500,000	1,539,375
Energy Transfer Partners LP 4.750% due 01/15/26	2,000,000	2,022,979
EQT Corp 3.900% due 10/01/27	2,100,000	1,970,503
EQT Midstream Partners LP 6.500% due 07/15/48	2,000,000	2,123,005
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	2,000,000	2,021,117
5.000% due 08/15/42	650,000	638,232
Marathon Oil Corp 5.200% due 06/01/45	1,000,000	1,044,801
MPLX LP 4.500% due 04/15/38	1,200,000	1,133,187
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	1,000,000	936,500
7.375% due 01/17/27	1,000,000	1,014,300
Petroleos Mexicanos (Mexico) 5.350% due 02/12/28 ~	1,000,000	945,000
6.350% due 02/12/48 ~	1,400,000	1,289,400
6.500% due 03/13/27	1,050,000	1,075,200
Sabine Pass Liquefaction LLC 5.000% due 03/15/27	900,000	924,597

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Southwestern Energy Co 6.200% due 01/23/25	$1,000,000	$995,625
The Williams Cos Inc 4.850% due 03/01/48	900,000	871,978

		24,593,666

Financial - 12.4%

Ares Capital Corp 4.250% due 03/01/25	750,000	719,936
Bank of America Corp 4.183% due 11/25/27	2,500,000	2,443,126
4.200% due 08/26/24	2,000,000	2,010,523
4.250% due 10/22/26	3,500,000	3,461,762
Citigroup Inc 4.075% due 04/23/29	2,500,000	2,455,012
4.400% due 06/10/25	1,250,000	1,248,328
4.600% due 03/09/26	2,400,000	2,418,599
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,216,525
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	750,000	698,891
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	1,000,000	932,187
JPMorgan Chase & Co 3.797% due 07/23/24	2,500,000	2,499,667
4.125% due 12/15/26	2,500,000	2,484,507
Morgan Stanley 5.000% due 11/24/25	4,000,000	4,147,105
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,003,259
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,941,873
The Goldman Sachs Group Inc 3.272% due 09/29/25	1,500,000	1,433,867
3.500% due 11/16/26	5,000,000	4,747,456
UDR Inc REIT 2.950% due 09/01/26	1,500,000	1,375,589
Ventas Realty LP REIT 3.500% due 02/01/25	1,500,000	1,433,630
Wells Fargo & Co 4.400% due 06/14/46	1,500,000	1,412,446
Willis North America Inc 4.500% due 09/15/28	1,600,000	1,601,842

		42,686,130

Industrial - 3.3%

Allegion US Holding Co Inc 3.550% due 10/01/27	2,100,000	1,911,856
Fortune Brands Home & Security Inc 4.000% due 06/15/25	2,500,000	2,463,261
Masco Corp 7.750% due 08/01/29	650,000	772,124
Novelis Corp 5.875% due 09/30/26 ~	500,000	489,375
6.250% due 08/15/24 ~	1,000,000	1,022,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,518,750
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	750,000	760,313
Standard Industries Inc 4.750% due 01/15/28 ~	700,000	649,215
United Technologies Corp 4.125% due 11/16/28	900,000	895,779
4.625% due 11/16/48	900,000	903,677

		11,386,850

	Principal Amount	Value
Technology - 0.3%

Apple Inc 3.750% due 09/12/47	$1,000,000	$938,573

Utilities - 3.3%

Calpine Corp 5.250% due 06/01/26 ~	1,000,000	930,000
Edison International 4.125% due 03/15/28	1,000,000	991,108
Electricite de France SA (France) 4.500% due 09/21/28 ~	2,750,000	2,710,660
Exelon Corp 5.100% due 06/15/45	1,000,000	1,054,335
FirstEnergy Corp 4.850% due 07/15/47	1,650,000	1,682,225
IPALCO Enterprises Inc 3.700% due 09/01/24	1,750,000	1,698,633
Northern States Power Co 4.200% due 09/01/48	1,450,000	1,425,361
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	775,000

		11,267,322

Total Corporate Bonds & Notes (Cost $154,639,920)		150,833,565

SENIOR LOAN NOTES - 19.6%

Basic Materials - 0.2%

PQ Corp Term B 4.742% (USD LIBOR+ 2.500%) due 02/08/25 §	945,021	947,088

Communications - 2.9%

Altice US Finance I Corp Term B 4.492% (USD LIBOR+ 2.250%) due 07/28/25 §	2,932,444	2,930,002
Avaya Inc Term B 6.408% (USD LIBOR+ 4.250%) due 12/15/24 §	992,500	1,001,982
CSC Holdings LLC 4.408% (USD LIBOR+ 2.250%) due 07/17/25 §	987,500	988,529
Frontier Communications Corp Term B1 6.000% (USD LIBOR+ 3.750%) due 06/15/24 §	997,475	980,955
Level 3 Financing Inc Term B 4.432% (USD LIBOR+ 2.250%) due 02/22/24 §	2,000,000	2,007,084
Sprint Communications Inc Term B 4.750% (USD LIBOR+ 2.500%) due 02/02/24 §	1,970,000	1,976,156

		9,884,708

Consumer, Cyclical - 5.9%

Bass Pro Group LLC Term B 7.242% (USD LIBOR+ 5.000%) due 09/25/24 §	994,975	1,006,324
Belk Inc 6.883% (USD LIBOR+ 4.750%) due 12/12/22 §	500,000	439,018
BJ’s Wholesale Club Inc 5.148% (USD LIBOR+ 3.000%) due 02/03/24 §	931,830	938,062
ClubCorp Holdings Inc Term B 5.136% (USD LIBOR+ 2.750%) due 09/18/24 §	1,468,902	1,462,476

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Golden Nugget Inc Term B 4.952% (USD LIBOR+ 2.750%) due 10/04/23 §	$1,970,584	$1,981,422
Hilton Worldwide Finance LLC Term B2 3.966% (USD LIBOR+ 1.750%) due 10/25/23 §	1,495,331	1,502,812
Las Vegas Sands LLC Term B 3.992% (USD LIBOR+ 1.750%) due 03/27/25 §	2,902,780	2,903,770
Marriott Ownership Resorts Inc Term B 4.492% (USD LIBOR+ 2.250%) due 08/29/25 §	2,000,000	2,020,416
New Red Finance Term B3 (Canada) 4.492% (USD LIBOR+ 2.250%) due 02/16/24 §	2,716,353	2,720,476
Nexeo Solutions LLC 5.597% (USD LIBOR+ 3.250%) due 06/09/23 §	977,662	984,750
SeaWorld Parks & Entertainment Inc Term B5 5.242% (USD LIBOR+ 3.000%) due 03/31/24 §	1,977,425	1,976,365
SRS Distribution Inc 5.441% (USD LIBOR+ 3.250%) due 05/23/25 §	1,000,000	992,857
Univar Inc Term B 4.492% (USD LIBOR+ 2.250%) due 07/01/24 §	1,256,556	1,261,093

		20,189,841

Consumer, Non-Cyclical - 3.0%

Albertsons LLC Term B4 4.992% (USD LIBOR+ 2.750%) due 08/25/21 §	2,545,314	2,551,201
Bausch Health Cos Inc Term B (Canada) 5.104% (USD LIBOR+ 3.000%) due 06/01/25 §	1,462,500	1,471,641
Envision Healthcare Corp due 09/26/25 µ	2,500,000	2,487,887
Financial & Risk Holdings Inc due 09/17/25 µ	1,000,000	999,018
Jaguar Holding Co II 4.742% (USD LIBOR+ 2.500%) due 08/18/22 §	241,875	242,329
US Foods Inc Term B 4.242% (USD LIBOR+ 2.000%) due 06/27/23 §	2,443,750	2,454,441

		10,206,517

Financial - 1.3%

Hub International Ltd Term B 5.335% (USD LIBOR+ 3.000%) due 04/25/25 §	997,500	1,000,336
Realogy Group LLC Term B 4.398% (USD LIBOR+ 2.250%) due 02/08/25 §	571,495	574,067
USI Inc 5.386% (USD LIBOR+ 3.000%) due 05/16/24 §	2,475,000	2,478,537
VICI Properties 1 LLC Term B 4.212% (USD LIBOR+ 2.000%) due 12/20/24 §	477,273	478,764

		4,531,704

Industrial - 3.7%

Avolon SARL Term B3 4.165% (USD LIBOR+ 2.000%) due 01/15/25 §	1,980,038	1,988,704
BWAY Holding Co Term B 5.581% (USD LIBOR+ 3.250%) due 04/03/24 §	740,625	741,088

	Principal Amount	Value
Flex Acquisition Co Inc 5.337% (USD LIBOR+ 3.000%) due 12/29/23 §	$987,500	$988,426
Proampac PG Borrower LLC 5.777% (USD LIBOR+ 3.500%) due 11/18/23 §	2,462,406	2,475,642
Reynolds Group Holdings Inc 4.992% (USD LIBOR+ 2.750%) due 02/05/23 §	2,559,991	2,574,568
Sensata Technologies BV Term B (Netherlands) 3.898% (USD LIBOR+ 1.750%) due 10/14/21 §	926,951	932,552
TransDigm Inc
Term E 4.742% (USD LIBOR+ 2.500%) due 05/30/25 §	966,464	970,272
Term F 4.742% (USD LIBOR+ 2.500%) due 06/09/23 §	1,930,175	1,938,843

		12,610,095

Technology - 1.8%

First Data Corp 4.212% (USD LIBOR+ 2.000%) due 07/08/22 §	1,605,652	1,608,563
Kronos Inc Term B 5.343% (USD LIBOR+ 3.000%) due 11/01/23 §	987,538	993,431
Tempo Acquisition LLC 5.242% (USD LIBOR+ 3.000%) due 05/01/24 §	992,462	997,300
Vertafore Inc 5.492% (USD LIBOR+ 3.250%) due 07/02/25 §	2,500,000	2,513,615

		6,112,909

Utilities - 0.8%

Talen Energy Supply LLC Term B1 6.242% (USD LIBOR+ 4.000%) due 07/15/23 §	1,476,272	1,488,082
TEX Operations Co LLC Term B 4.242% (USD LIBOR+ 2.000%) due 08/04/23 §	1,200,054	1,202,004

		2,690,086

Total Senior Loan Notes (Cost $67,021,332)		67,172,948

MORTGAGE-BACKED SECURITIES - 0.9%

Fannie Mae - 0.5%

2.500% due 10/01/33	1,500,000	1,447,412

Freddie Mac - 0.4%

2.500% due 10/01/33	1,500,000	1,446,614

Total Mortgage-Backed Securities (Cost $2,900,039)		2,894,026

ASSET-BACKED SECURITIES - 20.4%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	1,963,100
ALM XII Ltd (Cayman) 3.689% (USD LIBOR + 1.350%) due 04/16/27 § ~	1,200,000	1,194,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust 2.240% due 06/19/23	$650,000	$638,594
2.400% due 05/18/22	900,000	889,343
2.690% due 06/19/23	700,000	687,904
2.710% due 08/18/22	750,000	740,284
Apidos CLO XXX (Cayman) 4.020% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	2,000,000
Atrium CLO XI (Cayman) 3.487% (USD LIBOR + 1.140%) due 10/23/25 § ~	750,000	750,784
BA Credit Card Trust 2.700% due 07/17/23	1,500,000	1,487,498
BlueMountain CLO Ltd (Cayman) 3.479% (USD LIBOR + 1.140%) due 10/15/26 § ~	1,500,000	1,500,707
Buttermilk Park CLO Ltd (Cayman) 3.438% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	850,000
Capital Auto Receivables Asset Trust 2.110% due 03/22/21	400,000	396,214
3.090% due 08/22/22 ~	900,000	894,039
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.348% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,552,364
CIFC Funding Ltd CLO (Cayman) 3.212% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,000,000	1,992,500
3.992% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,250,000	1,236,877
Citibank Credit Card Issuance Trust 1.920% due 04/07/22	1,500,000	1,476,635
2.904% (USD LIBOR + 0.770%) due 05/14/29 §	4,000,000	4,034,782
Dryden 55 CLO Ltd (Cayman) 3.941% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	996,517
Dryden 58 CLO Ltd (Cayman) 3.821% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	999,693
4.121% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	999,688
Dryden 64 CLO Ltd (Cayman) 3.620% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	794,011
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	389,894
2.350% due 04/15/23	1,500,000	1,466,760
2.360% due 03/15/29 ~	3,000,000	2,879,456
3.190% due 07/15/31 ~	3,500,000	3,417,765
Madison Park Funding Ltd (Cayman) 1.000% due 10/18/30	1,750,000	1,750,000
Madison Park Funding XXVIII Ltd (Cayman) 3.937% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,393,964
4.187% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	597,284
Navient Student Loan Trust 2.936% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	1,006,692
Oak Hill Credit Partners X Ltd CLO (Cayman) 3.478% (USD LIBOR + 1.130%) due 07/20/26 § ~	1,500,000	1,501,305
OCP CLO Ltd (Cayman) 3.155% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,000,000	1,000,622

	Principal Amount	Value
Octagon Investment Partners 25 Ltd CLO (Cayman) 3.548% (USD LIBOR + 1.200%) due 10/20/26 § ~	$1,000,000	$988,283
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	2,400,000	2,359,832
Regatta XIV Funding Ltd (Cayman) 3.402% (USD LIBOR + 1.190%) due 10/25/31 § ~	1,700,000	1,699,422
Santander Drive Auto Receivables Trust 2.630% due 07/15/22	1,150,000	1,143,463
2.660% due 11/15/21	500,000	498,856
2.960% due 03/15/24	900,000	889,494
3.350% due 07/17/23	1,230,000	1,224,006
3.510% due 08/15/23	2,500,000	2,494,613
SLM Private Credit Student Loan Trust 2.624% (USD LIBOR + 0.290%) due 06/15/39 §	1,776,702	1,735,245
SLM Student Loan Trust 2.885% (USD LIBOR + 0.550%) due 10/25/64 § ~	2,000,000	2,002,040
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	1,000,000	970,804
2.700% due 05/15/31 ~	1,265,368	1,242,430
2.820% due 10/15/35 ~	2,100,000	2,034,030
2.880% due 09/15/34 ~	2,500,000	2,444,393
3.058% (USD LIBOR + 0.900%) due 09/15/34 § ~	1,250,000	1,258,928
3.500% due 02/15/36 ~	1,200,000	1,193,364
3.600% due 01/15/37 ~	1,050,000	1,045,626
3.630% due 11/15/35 ~ ±	1,100,000	1,099,545

Total Asset-Backed Securities (Cost $70,322,508)		69,804,589

U.S. GOVERNMENT AGENCY ISSUES - 1.9%

Fannie Mae 1.500% due 02/28/20	3,500,000	3,440,521
Freddie Mac 1.250% due 10/02/19	3,250,000	3,205,404

Total U.S. Government Agency Issues (Cost $6,697,939)		6,645,925

U.S. TREASURY OBLIGATIONS - 10.3%

U.S. Treasury Bonds - 2.7%

2.250% due 08/15/46	1,950,000	1,609,816
2.500% due 02/15/45	500,000	437,852
2.500% due 02/15/46	1,500,000	1,308,809
2.500% due 05/15/46	1,750,000	1,525,713
2.750% due 11/15/47	2,000,000	1,830,156
3.000% due 02/15/48	2,500,000	2,405,371

		9,117,717

U.S. Treasury Notes - 7.6%

1.125% due 04/30/20	2,500,000	2,436,719
1.250% due 07/31/23	2,750,000	2,541,494
1.375% due 06/30/23	1,650,000	1,536,272
1.375% due 08/31/23	2,000,000	1,856,798
1.500% due 10/31/19	2,500,000	2,468,945
1.625% due 07/31/20	2,000,000	1,958,047
1.625% due 02/15/26	1,500,000	1,361,689
1.625% due 05/15/26	2,000,000	1,809,922
1.875% due 10/31/22	1,500,000	1,439,619
2.000% due 10/31/21	3,000,000	2,922,246
2.125% due 12/31/21	3,000,000	2,929,043

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
2.125% due 12/31/22	$2,500,000	$2,419,336
2.500% due 06/30/20	500,000	497,510

		26,177,640

Total U.S. Treasury Obligations (Cost $36,612,536)		35,295,357

FOREIGN GOVERNMENT BONDS & NOTES - 2.1%

Chile Government (Chile) 2.250% due 10/30/22	1,000,000	961,050
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,000,000	987,682
Mexico Government (Mexico) 3.750% due 01/11/28	1,000,000	954,250
4.350% due 01/15/47	1,000,000	910,010
Province of British Columbia (Canada) 2.000% due 10/23/22	1,500,000	1,433,601
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	1,963,830

Total Foreign Government Bonds & Notes (Cost $7,482,424)		7,210,423

Principal Amount		Value

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $4,137,447; collateralized by U.S. Treasury Notes: 2.000% due 02/15/25 and value $4,224,409)	$4,137,302	$4,137,302

Total Short-Term Investment (Cost $4,137,302)		4,137,302

TOTAL INVESTMENTS - 100.4% (Cost $349,814,000)		343,994,135

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,420,387)

NET ASSETS - 100.0%		$342,573,748

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$150,833,565	$-	$150,833,565	$-
	Senior Loan Notes	67,172,948	-	67,172,948	-
	Mortgage-Backed Securities	2,894,026	-	2,894,026	-
	Asset-Backed Securities	69,804,589	-	68,705,044	1,099,545
	U.S. Government Agency Issues	6,645,925	-	6,645,925	-
	U.S. Treasury Obligations	35,295,357	-	35,295,357	-
	Foreign Government Bonds & Notes	7,210,423	-	7,210,423	-
	Short-Term Investment	4,137,302	-	4,137,302	-

	Total	$343,994,135	$-	$342,894,590	$1,099,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financial - 0.2%

Citigroup Capital XIII 8.709% (USD LIBOR + 6.370%) due 10/30/40 §	47,050	$1,263,292
GMAC Capital Trust I 8.099% (USD LIBOR + 5.785%) due 02/15/40 §	149,256	3,925,433

		5,188,725

Total Preferred Stocks (Cost $4,909,083)		5,188,725

	Principal Amount

CORPORATE BONDS & NOTES - 35.6%

Basic Materials - 1.4%

Alcoa Nederland Holding BV 6.125% due 05/15/28 ~	$260,000	267,800
6.750% due 09/30/24 ~	2,330,000	2,475,625
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	500,000	476,401
3.750% due 04/10/22 ~	2,830,000	2,795,971
4.000% due 09/11/27 ~	1,080,000	996,387
4.750% due 04/10/27 ~	1,380,000	1,346,597
ArcelorMittal (Luxembourg) 6.250% due 02/25/22	740,000	794,259
7.000% due 10/15/39	740,000	862,402
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	355,283
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	1,983,000	2,179,694
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	214,000	210,637
5.000% due 09/30/43	1,220,000	1,355,335
6.750% due 10/19/75 ~	4,750,000	5,219,063
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,440,000	2,404,986
Freeport-McMoRan Inc 3.875% due 03/15/23	40,000	38,797
4.550% due 11/14/24	120,000	117,000
5.450% due 03/15/43	1,510,000	1,377,875
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	560,000	553,021
4.000% due 03/27/27 ~	5,010,000	4,708,646
4.125% due 05/30/23 ~	380,000	379,935
LyondellBasell Industries NV 5.000% due 04/15/19	431,000	433,193
6.000% due 11/15/21	490,000	520,591
Nutrien Ltd (Canada) 4.875% due 03/30/20	640,000	653,132
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,800,000	2,698,500
Southern Copper Corp (Peru) 5.250% due 11/08/42	6,630,000	6,717,910
6.750% due 04/16/40	600,000	709,668
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,584,273
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	2,485,000	2,902,480
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	1,810,000	1,705,400

		47,840,861

	Principal Amount	Value
Communications - 3.3%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	$1,233,908
6.650% due 11/15/37	70,000	92,694
Altice France SA (France) 7.375% due 05/01/26 ~	4,270,000	4,290,496
Amazon.com Inc 3.150% due 08/22/27	2,710,000	2,600,279
3.875% due 08/22/37	1,310,000	1,285,012
4.050% due 08/22/47	1,720,000	1,687,277
4.950% due 12/05/44	190,000	212,953
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	3,300,000	3,382,184
AT&T Inc 3.000% due 02/15/22	260,000	254,813
3.000% due 06/30/22	260,000	253,738
3.400% due 05/15/25	7,480,000	7,128,589
3.875% due 08/15/21	110,000	111,026
4.350% due 06/15/45	2,445,000	2,110,936
4.450% due 05/15/21	390,000	399,683
4.500% due 03/09/48	720,000	629,625
4.750% due 05/15/46	500,000	457,790
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	1,390,000	1,289,412
CCO Holdings LLC 5.000% due 02/01/28 ~	1,460,000	1,375,904
5.125% due 05/01/27 ~	2,800,000	2,661,708
5.250% due 09/30/22	120,000	121,759
CenturyLink Inc 6.150% due 09/15/19	1,000,000	1,021,250
Charter Communications Operating LLC 3.579% due 07/23/20	1,970,000	1,971,999
4.200% due 03/15/28	3,530,000	3,381,357
5.375% due 04/01/38	870,000	844,612
5.750% due 04/01/48	70,000	70,204
6.384% due 10/23/35	530,000	572,376
6.484% due 10/23/45	650,000	700,137
6.834% due 10/23/55	370,000	409,185
Comcast Corp 5.150% due 03/01/20	1,658,000	1,704,940
5.650% due 06/15/35	290,000	321,323
6.500% due 11/15/35	1,530,000	1,847,179
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	627,250
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	710,000	693,939
DISH DBS Corp 5.875% due 11/15/24	4,686,000	4,229,115
7.750% due 07/01/26	840,000	799,050
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	3,660,000	3,613,518
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,062,016
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	696,876
Sprint Capital Corp 8.750% due 03/15/32	200,000	225,438
Sprint Communications Inc 9.000% due 11/15/18 ~	85,000	85,633
Sprint Corp 7.625% due 02/15/25	1,500,000	1,594,500
7.875% due 09/15/23	130,000	140,382
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	600,000	599,250
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	1,180,000	1,150,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Telefonica Emisiones SAU (Spain) 4.103% due 03/08/27	$2,630,000	$2,531,067
5.134% due 04/27/20	2,020,000	2,076,777
5.877% due 07/15/19	350,000	357,778
Time Warner Cable LLC 5.500% due 09/01/41	250,000	241,212
5.875% due 11/15/40	1,470,000	1,486,526
6.750% due 06/15/39	1,050,000	1,147,195
7.300% due 07/01/38	1,620,000	1,858,411
8.250% due 04/01/19	5,445,000	5,584,924
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,231,397
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	940,000	941,184
Verizon Communications Inc 2.625% due 08/15/26	2,770,000	2,514,605
3.376% due 02/15/25	2,938,000	2,861,607
3.500% due 11/01/24	410,000	404,992
3.850% due 11/01/42	730,000	632,807
4.125% due 03/16/27	866,000	867,964
4.329% due 09/21/28 ~	4,180,000	4,212,319
4.400% due 11/01/34	1,750,000	1,709,458
4.500% due 08/10/33	2,010,000	1,998,938
4.522% due 09/15/48	1,450,000	1,385,250
5.500% due 03/16/47	250,000	273,531
Viacom Inc 3.875% due 04/01/24	610,000	599,946
4.250% due 09/01/23	620,000	625,242
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	198,500
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	6,710,000	6,620,163
5.250% due 05/30/48	3,300,000	3,320,571
Warner Media LLC 4.700% due 01/15/21	410,000	421,276
6.250% due 03/29/41	450,000	487,403

		109,532,858

Consumer, Cyclical - 1.4%

Allison Transmission Inc 4.750% due 10/01/27 ~	760,000	719,150
5.000% due 10/01/24 ~	450,000	448,875
American Axle & Manufacturing Inc 6.625% due 10/15/22	1,015,000	1,037,837
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	680,000	629,000
BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	420,360
Daimler Finance North America LLC (Germany) 2.450% due 05/18/20 ~	380,000	375,038
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,210,605	2,425,365
Ford Motor Co 4.750% due 01/15/43	530,000	443,115
Ford Motor Credit Co LLC 2.459% due 03/27/20	200,000	196,726
3.200% due 01/15/21	1,250,000	1,232,072
3.664% due 09/08/24	270,000	252,832
5.750% due 02/01/21	1,070,000	1,112,957
8.125% due 01/15/20	1,570,000	1,659,209
General Motors Co 5.150% due 04/01/38	440,000	410,026
6.250% due 10/02/43	570,000	585,631
General Motors Financial Co Inc 2.450% due 11/06/20	800,000	784,450
3.450% due 04/10/22	720,000	709,152
4.250% due 05/15/23	1,250,000	1,253,313
4.350% due 01/17/27	520,000	497,439
4.375% due 09/25/21	180,000	183,316

	Principal Amount	Value
GLP Capital LP 5.375% due 04/15/26	$2,162,000	$2,200,938
Hanesbrands Inc 4.625% due 05/15/24 ~	170,000	166,069
4.875% due 05/15/26 ~	690,000	663,262
Hilton Domestic Operating Co Inc 5.125% due 05/01/26 ~	430,000	429,462
Hilton Worldwide Finance LLC 4.625% due 04/01/25	70,000	68,915
4.875% due 04/01/27	2,420,000	2,391,517
Lennar Corp 4.500% due 04/30/24	1,160,000	1,138,772
4.750% due 05/30/25	200,000	195,750
4.750% due 11/29/27	2,150,000	2,077,437
5.000% due 06/15/27	130,000	127,238
McDonald’s Corp 3.500% due 03/01/27	740,000	719,570
3.700% due 01/30/26	2,560,000	2,539,233
MGM Resorts International 6.625% due 12/15/21	800,000	849,600
NCL Corp Ltd 4.750% due 12/15/21 ~	2,325,000	2,351,156
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	1,170,000	1,123,212
Newell Brands Inc 3.150% due 04/01/21	1,810,000	1,781,977
3.850% due 04/01/23	1,500,000	1,469,409
4.200% due 04/01/26	1,530,000	1,455,933
QVC Inc 5.950% due 03/15/43	100,000	90,853
Sands China Ltd (Macau) 4.600% due 08/08/23 ~	1,120,000	1,122,491
5.125% due 08/08/25 ~	1,840,000	1,838,153
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	766,150
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	1,275,173
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,240,000	2,131,870
Walmart Inc 3.700% due 06/26/28	3,540,000	3,546,595

		47,896,598

Consumer, Non-Cyclical - 6.4%

Abbott Laboratories 3.750% due 11/30/26	2,550,000	2,546,391
4.750% due 11/30/36	1,300,000	1,386,244
4.900% due 11/30/46	2,180,000	2,373,604
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,550,340
Aetna Inc 2.800% due 06/15/23	540,000	517,904
Allergan Funding SCS 3.450% due 03/15/22	1,420,000	1,412,109
3.800% due 03/15/25	2,730,000	2,676,062
4.550% due 03/15/35	430,000	418,716
4.750% due 03/15/45	491,000	478,409
Altria Group Inc 4.750% due 05/05/21	2,980,000	3,084,546
9.250% due 08/06/19	3,330,000	3,508,649
Amgen Inc 2.125% due 05/01/20	420,000	413,560
3.625% due 05/22/24	590,000	590,376
4.663% due 06/15/51	289,000	285,654
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	2,520,000	2,485,254
3.300% due 02/01/23	5,590,000	5,524,185
3.650% due 02/01/26	1,450,000	1,408,349
4.900% due 02/01/46	4,780,000	4,808,069

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	$2,790,000	$2,695,759
4.000% due 04/13/28	2,680,000	2,645,340
Anthem Inc 2.950% due 12/01/22	490,000	476,792
3.125% due 05/15/22	3,300,000	3,250,299
3.350% due 12/01/24	560,000	544,701
3.650% due 12/01/27	2,280,000	2,170,957
3.700% due 08/15/21	220,000	221,600
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27 ~	7,780,000	7,254,611
4.540% due 08/15/47 ~	3,450,000	3,169,086
Bausch Health Cos Inc 5.500% due 03/01/23 ~	320,000	309,040
5.625% due 12/01/21 ~	480,000	480,000
5.875% due 05/15/23 ~	1,010,000	984,245
6.125% due 04/15/25 ~	760,000	724,698
7.000% due 03/15/24 ~	1,800,000	1,906,200
7.500% due 07/15/21 ~	1,980,000	2,022,075
8.500% due 01/31/27 ~	270,000	284,175
9.000% due 12/15/25 ~	360,000	388,814
9.250% due 04/01/26 ~	520,000	562,250
Becton Dickinson & Co 3.363% due 06/06/24	3,810,000	3,684,718
3.734% due 12/15/24	993,000	973,573
4.685% due 12/15/44	740,000	731,218
Cardinal Health Inc 2.616% due 06/15/22	630,000	602,863
Catholic Health Initiatives 4.350% due 11/01/42	420,000	379,230
Celgene Corp 2.250% due 08/15/21	1,680,000	1,624,800
3.550% due 08/15/22	910,000	907,945
3.875% due 08/15/25	1,440,000	1,420,002
5.000% due 08/15/45	660,000	657,355
5.250% due 08/15/43	320,000	324,686
Centene Corp 4.750% due 05/15/22	660,000	669,570
4.750% due 01/15/25	970,000	970,000
5.375% due 06/01/26 ~	190,000	195,225
5.625% due 02/15/21	340,000	347,225
6.125% due 02/15/24	1,270,000	1,339,850
Constellation Brands Inc 4.250% due 05/01/23	590,000	598,336
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,497,487
CVS Health Corp 2.750% due 12/01/22	2,160,000	2,084,790
3.350% due 03/09/21	1,210,000	1,208,399
3.700% due 03/09/23	1,930,000	1,923,316
3.875% due 07/20/25	1,278,000	1,260,523
4.100% due 03/25/25	2,180,000	2,176,294
4.300% due 03/25/28	12,230,000	12,132,656
5.050% due 03/25/48	980,000	1,005,050
5.125% due 07/20/45	1,440,000	1,483,931
CVS Pass-Through Trust 5.298% due 01/11/27 ~	530,942	544,287
6.036% due 12/10/28	2,595,277	2,770,854
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,432,686
2.589% due 11/02/23 ~	4,030,000	3,794,353
DaVita Inc 5.000% due 05/01/25	30,000	28,941
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,556,809
DP World Ltd (NASDAQ) (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,335,123

	Principal Amount	Value
Ecolab Inc 4.350% due 12/08/21	$767,000	$790,417
Eli Lilly & Co 3.100% due 05/15/27	1,310,000	1,262,681
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,080,000	1,090,230
5.875% due 01/31/22 ~	1,160,000	1,224,724
Gilead Sciences Inc 2.550% due 09/01/20	530,000	524,803
3.650% due 03/01/26	1,660,000	1,632,046
3.700% due 04/01/24	2,210,000	2,220,521
4.750% due 03/01/46	1,900,000	1,960,080
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	1,520,000	1,494,844
Halfmoon Parent Inc 3.400% due 09/17/21 ~	1,310,000	1,305,972
3.750% due 07/15/23 ~	3,490,000	3,480,497
4.125% due 11/15/25 ~	1,010,000	1,008,310
4.375% due 10/15/28 ~	2,710,000	2,706,029
HCA Inc 4.500% due 02/15/27	110,000	108,350
5.000% due 03/15/24	1,333,000	1,369,658
5.250% due 06/15/26	180,000	185,625
5.500% due 06/15/47	640,000	650,400
5.625% due 09/01/28	130,000	130,975
5.875% due 03/15/22	2,120,000	2,252,500
5.875% due 05/01/23	827,000	873,519
7.500% due 02/15/22	980,000	1,075,550
Humana Inc 3.150% due 12/01/22	970,000	950,132
3.950% due 03/15/27	860,000	846,406
4.625% due 12/01/42	1,090,000	1,081,420
4.800% due 03/15/47	130,000	132,891
4.950% due 10/01/44	610,000	637,052
Johnson & Johnson 3.625% due 03/03/37	1,810,000	1,742,883
Kraft Heinz Foods Co 3.000% due 06/01/26	2,510,000	2,293,842
3.500% due 06/06/22	20,000	19,889
3.500% due 07/15/22	800,000	794,486
3.950% due 07/15/25	720,000	710,281
4.000% due 06/15/23	150,000	150,418
4.375% due 06/01/46	1,350,000	1,194,932
5.000% due 07/15/35	1,120,000	1,108,225
5.000% due 06/04/42	560,000	535,756
5.200% due 07/15/45	340,000	333,153
5.375% due 02/10/20	1,219,000	1,254,026
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,387,087
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,110,000	2,061,191
Medtronic Inc 3.125% due 03/15/22	430,000	427,193
3.500% due 03/15/25	5,680,000	5,639,368
Merck & Co Inc 2.750% due 02/10/25	1,510,000	1,453,038
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	496,065
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	3,919,276
Philip Morris International Inc 1.875% due 11/01/19	3,730,000	3,688,981
2.500% due 08/22/22	2,560,000	2,470,013
2.500% due 11/02/22	2,670,000	2,566,504
2.900% due 11/15/21	1,460,000	1,442,478
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	974,000	972,375
5.850% due 08/15/45	1,090,000	1,187,904
8.125% due 06/23/19	1,220,000	1,262,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Service Corp International 7.500% due 04/01/27	$510,000	$575,346
Spectrum Brands Inc 5.750% due 07/15/25	800,000	812,000
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	490,000	455,392
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	1,320,000	1,279,390
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	700,000	688,764
2.200% due 07/21/21	4,790,000	4,503,835
2.800% due 07/21/23	290,000	258,463
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	1,958,350
United Rentals North America Inc 4.875% due 01/15/28	420,000	394,800
5.500% due 07/15/25	820,000	839,475
5.500% due 05/15/27	2,000,000	1,982,500
UnitedHealth Group Inc 2.700% due 07/15/20	1,600,000	1,590,297
2.875% due 12/15/21	1,130,000	1,117,639
3.750% due 07/15/25	820,000	824,338
3.875% due 10/15/20	430,000	436,095
5.700% due 10/15/40	10,000	11,928
5.800% due 03/15/36	860,000	1,025,057
Wm Wrigley Jr Co 2.900% due 10/21/19 ~	2,380,000	2,375,865

		213,457,944

Energy - 5.1%

Anadarko Petroleum Corp 4.850% due 03/15/21	1,160,000	1,192,597
6.600% due 03/15/46	2,070,000	2,439,375
8.700% due 03/15/19	5,485,000	5,623,520
Apache Corp 3.250% due 04/15/22	387,000	381,223
4.250% due 01/15/44	2,240,000	2,001,954
4.750% due 04/15/43	1,000,000	946,787
6.000% due 01/15/37	562,000	615,197
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	57,718
BP Capital Markets PLC (United Kingdom) 3.119% due 05/04/26	1,990,000	1,898,691
3.216% due 11/28/23	3,640,000	3,572,925
3.506% due 03/17/25	520,000	514,520
3.535% due 11/04/24	350,000	348,174
3.561% due 11/01/21	220,000	221,505
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	1,370,000	1,378,562
Chesapeake Energy Corp 5.750% due 03/15/23	600,000	587,250
6.125% due 02/15/21	210,000	215,933
8.000% due 12/15/22 ~	235,000	246,750
Chevron Corp 2.954% due 05/16/26	1,840,000	1,758,177
Cimarex Energy Co 3.900% due 05/15/27	620,000	592,682
CNOOC Finance LLC (China) 3.500% due 05/05/25	6,220,000	5,974,410
Concho Resources Inc 4.300% due 08/15/28	1,460,000	1,456,285
4.375% due 01/15/25	1,050,000	1,058,094
ConocoPhillips 6.500% due 02/01/39	860,000	1,118,144
Continental Resources Inc 4.375% due 01/15/28	880,000	874,551

	Principal Amount	Value
Devon Energy Corp 3.250% due 05/15/22	$2,510,000	$2,465,927
5.000% due 06/15/45	3,330,000	3,338,590
5.600% due 07/15/41	170,000	180,640
5.850% due 12/15/25	3,650,000	3,981,783
Diamondback Energy Inc 5.375% due 05/31/25	630,000	646,537
Ecopetrol SA (Colombia) 5.875% due 05/28/45	5,710,000	5,668,602
Energy Transfer Partners LP 4.500% due 11/01/23	520,000	527,944
4.950% due 06/15/28	400,000	407,778
5.875% due 03/01/22	1,770,000	1,874,071
Ensco PLC 8.000% due 01/31/24	40,000	40,500
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,402,664
Exxon Mobil Corp 3.043% due 03/01/26	2,840,000	2,756,239
4.114% due 03/01/46	1,250,000	1,269,683
Halliburton Co 3.800% due 11/15/25	3,250,000	3,226,033
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	310,000	315,983
6.375% due 10/24/48 ~	1,100,000	1,157,838
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,865,471
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	750,000	752,483
3.500% due 09/01/23	1,410,000	1,381,368
6.850% due 02/15/20	2,180,000	2,282,926
Kinder Morgan Inc 4.300% due 03/01/28	760,000	754,393
5.000% due 02/15/21 ~	1,720,000	1,775,366
5.300% due 12/01/34	1,029,000	1,065,272
MEG Energy Corp (Canada) 7.000% due 03/31/24 ~	340,000	311,100
MPLX LP 4.000% due 03/15/28	190,000	183,001
4.500% due 04/15/38	2,070,000	1,954,748
4.700% due 04/15/48	3,660,000	3,435,338
4.875% due 12/01/24	1,670,000	1,736,613
Noble Energy Inc 3.850% due 01/15/28	1,900,000	1,797,288
4.950% due 08/15/47	930,000	892,572
5.250% due 11/15/43	1,270,000	1,263,692
6.000% due 03/01/41	200,000	214,403
Oasis Petroleum Inc 6.875% due 03/15/22	625,000	636,706
Occidental Petroleum Corp 3.000% due 02/15/27	1,510,000	1,435,491
3.125% due 02/15/22	1,350,000	1,337,684
3.400% due 04/15/26	1,890,000	1,848,860
4.100% due 02/15/47	2,110,000	2,046,291
4.400% due 04/15/46	600,000	610,818
4.625% due 06/15/45	1,280,000	1,330,848
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	13,551,000	12,690,511
6.250% due 03/17/24	8,580,000	8,629,335
7.250% due 03/17/44	3,430,000	3,260,644
7.375% due 01/17/27	1,440,000	1,460,592
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,623,239
6.000% due 03/05/20	1,273,000	1,312,145
6.375% due 01/23/45	520,000	481,260
6.625% due 06/15/35	160,000	159,760
6.875% due 08/04/26	3,110,000	3,288,514
QEP Resources Inc 5.625% due 03/01/26	130,000	124,800
6.875% due 03/01/21	1,830,000	1,930,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Range Resources Corp 4.875% due 05/15/25	$180,000	$171,225
5.000% due 03/15/23	4,040,000	3,989,500
5.875% due 07/01/22	90,000	92,025
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,106,688
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	2,570,000	2,551,015
4.000% due 12/21/25 ~	1,960,000	1,961,941
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	50,765
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	790,000	750,644
4.000% due 05/10/46	900,000	881,448
4.375% due 03/25/20	4,150,000	4,232,534
4.375% due 05/11/45	2,050,000	2,130,635
4.550% due 08/12/43	1,200,000	1,261,439
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	4,560,000	4,628,012
Targa Resources Partners LP 4.250% due 11/15/23	510,000	500,437
5.375% due 02/01/27	260,000	261,300
5.875% due 04/15/26 ~	430,000	445,588
The Williams Cos Inc 5.250% due 03/15/20	910,000	934,180
7.500% due 01/15/31	6,475,000	7,886,213
7.750% due 06/15/31	100,000	120,948
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	2,290,000	2,792,325
Transocean Pontus Ltd 6.125% due 08/01/25 ~	1,205,000	1,227,582
Western Gas Partners LP 4.650% due 07/01/26	990,000	971,509
Whiting Petroleum Corp 6.625% due 01/15/26	262,000	273,463
WPX Energy Inc 6.000% due 01/15/22	60,000	62,475
8.250% due 08/01/23	290,000	330,600

		170,824,509

Financial - 13.4%

ABN AMRO Bank NV (Netherlands) 2.450% due 06/04/20 ~	810,000	800,355
4.750% due 07/28/25 ~	2,220,000	2,229,972
AerCap Ireland Capital DAC (Ireland) 3.750% due 05/15/19	2,590,000	2,600,638
4.500% due 05/15/21	1,010,000	1,026,234
5.000% due 10/01/21	875,000	900,601
Ally Financial Inc 7.500% due 09/15/20	32,000	34,304
Ambac Assurance Corp 5.100% due 06/07/20 ~	111,048	151,859
Ambac LSNI LLC (Cayman) 7.396% (USD LIBOR + 5.000%) due 02/12/23 § ~	487,830	494,538
American Express Credit Corp 2.375% due 05/26/20	1,930,000	1,906,486
American International Group Inc 3.750% due 07/10/25	2,610,000	2,545,092
Banco Santander SA (Spain) 3.457% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,002,601
3.800% due 02/23/28	600,000	545,909
3.848% due 04/12/23	2,600,000	2,542,441
4.379% due 04/12/28	3,800,000	3,599,258
Bank of America Corp 3.004% due 12/20/23	8,404,000	8,158,396
3.300% due 01/11/23	3,190,000	3,143,919

	Principal Amount	Value
3.419% due 12/20/28	$9,774,000	$9,178,503
3.500% due 04/19/26	5,410,000	5,232,724
3.550% due 03/05/24	3,370,000	3,332,518
3.593% due 07/21/28	1,290,000	1,230,497
4.000% due 04/01/24	2,280,000	2,301,446
4.125% due 01/22/24	9,345,000	9,498,259
4.200% due 08/26/24	4,930,000	4,955,938
4.450% due 03/03/26	660,000	661,485
5.000% due 01/21/44	3,310,000	3,541,370
6.100% due 03/17/25	1,370,000	1,438,500
6.250% due 09/05/24	2,990,000	3,158,187
Bank of Montreal (Canada) 3.803% due 12/15/32	550,000	514,575
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	1,130,000	1,107,859
Barclays PLC (United Kingdom) 4.972% due 05/16/29	6,976,000	6,897,018
BNP Paribas SA (France) 4.375% due 03/01/33 ~	2,150,000	2,045,230
4.400% due 08/14/28 ~	6,280,000	6,171,588
4.625% due 03/13/27 ~	1,110,000	1,096,981
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,394,763
Brighthouse Financial Inc 4.700% due 06/22/47	2,780,000	2,305,458
Chubb INA Holdings Inc 2.300% due 11/03/20	950,000	932,962
3.350% due 05/03/26	440,000	427,903
CIT Group Inc 4.750% due 02/16/24	1,110,000	1,113,608
5.250% due 03/07/25	930,000	950,925
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,342,994
4.075% due 04/23/29	3,400,000	3,338,816
4.400% due 06/10/25	4,900,000	4,893,447
4.450% due 09/29/27	7,030,000	6,952,385
4.650% due 07/30/45	3,761,000	3,795,317
4.750% due 05/18/46	440,000	431,642
5.300% due 05/06/44	240,000	251,480
5.500% due 09/13/25	4,580,000	4,884,059
5.900% due 02/15/23	670,000	686,750
5.950% due 01/30/23	1,820,000	1,862,715
5.950% due 05/15/25	7,040,000	7,110,400
6.300% due 05/15/24	3,900,000	3,987,750
6.625% due 06/15/32	480,000	567,346
6.675% due 09/13/43	580,000	712,348
8.125% due 07/15/39	200,000	289,186
Commonwealth Bank of Australia (Australia) 3.900% due 07/12/47 ~	3,370,000	3,114,255
5.000% due 10/15/19 ~	1,060,000	1,082,090
Cooperatieve Rabobank UA (Netherlands) 2.250% due 01/14/20	1,230,000	1,218,014
4.375% due 08/04/25	5,000,000	4,956,439
4.625% due 12/01/23	5,690,000	5,781,968
4.750% due 01/15/20 ~	2,140,000	2,181,279
5.250% due 08/04/45	870,000	915,844
11.000% due 06/30/19 ~	4,830,000	5,116,177
CoreCivic Inc REIT 4.750% due 10/15/27	90,000	79,875
Credit Agricole SA (France) 2.500% due 04/15/19 ~	1,280,000	1,278,340
8.375% due 10/13/19 ~	5,180,000	5,402,092
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	442,577
4.875% due 05/15/45	5,980,000	6,080,603
GE Capital International Funding Co 2.342% due 11/15/20	13,485,000	13,179,879
3.373% due 11/15/25	3,577,000	3,406,903

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 11/15/19 §	$398,000	$333,325
HSBC Bank USA NA 4.875% due 08/24/20	1,750,000	1,795,297
7.000% due 01/15/39	3,240,000	4,164,617
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	8,230,000	8,212,597
4.250% due 03/14/24	3,300,000	3,283,235
4.250% due 08/18/25	3,460,000	3,397,792
4.583% due 06/19/29	5,370,000	5,382,274
6.250% due 03/23/23	3,390,000	3,381,525
6.375% due 09/17/24	1,080,000	1,073,563
6.500% due 03/23/28	3,390,000	3,275,587
6.800% due 06/01/38	600,000	737,771
ING Bank NV (Netherlands) 2.500% due 10/01/19 ~	1,130,000	1,123,829
5.800% due 09/25/23 ~	5,370,000	5,666,901
International Lease Finance Corp 5.875% due 08/15/22	910,000	963,261
8.625% due 01/15/22	1,940,000	2,206,142
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	2,100,000	1,954,444
3.375% due 01/12/23 ~	1,040,000	963,526
3.875% due 07/14/27 ~	3,590,000	3,067,701
3.875% due 01/12/28 ~	850,000	721,233
4.375% due 01/12/48 ~	660,000	500,051
5.017% due 06/26/24 ~	10,470,000	9,457,044
5.710% due 01/15/26 ~	350,000	319,619
JPMorgan Chase & Co 2.550% due 03/01/21	600,000	589,399
3.875% due 09/10/24	4,840,000	4,796,067
4.203% due 07/23/29	2,120,000	2,112,121
4.250% due 10/15/20	3,230,000	3,293,167
4.250% due 10/01/27	870,000	866,947
4.350% due 08/15/21	690,000	707,749
4.500% due 01/24/22	2,310,000	2,383,249
4.950% due 06/01/45	3,380,000	3,547,029
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	361,450
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	380,000	376,562
Lloyds Banking Group PLC (United Kingdom) 3.574% due 11/07/28	630,000	577,931
4.375% due 03/22/28	760,000	742,349
4.500% due 11/04/24	3,000,000	2,950,040
MetLife Inc 4.750% due 02/08/21	1,828,000	1,886,257
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	240,000	246,900
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	1,590,000	1,556,444
Morgan Stanley 3.737% due 04/24/24	5,230,000	5,198,345
5.500% due 07/24/20	350,000	363,279
Navient Corp 8.000% due 03/25/20	3,380,000	3,581,110
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,051,716
Nuveen Finance LLC 2.950% due 11/01/19 ~	1,000,000	998,869
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	640,000	633,578
Royal Bank of Canada (Canada) 2.150% due 10/26/20	1,670,000	1,637,003
3.200% due 04/30/21	1,740,000	1,737,375

	Principal Amount	Value
Royal Bank of Scotland Group PLC (United Kingdom) 4.519% due 06/25/24	$200,000	$199,613
4.892% due 05/18/29	780,000	776,126
5.125% due 05/28/24	6,260,000	6,270,919
6.000% due 12/19/23	4,240,000	4,422,453
6.100% due 06/10/23	3,870,000	4,033,385
6.125% due 12/15/22	1,910,000	2,001,578
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	631,511
Santander UK PLC (United Kingdom) 2.375% due 03/16/20	990,000	977,813
Standard Chartered PLC (United Kingdom) 3.849% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,251,625
3.950% due 01/11/23 ~	310,000	303,649
5.700% due 03/26/44 ~	3,150,000	3,268,574
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,231,170
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,827,631
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	173,330
The Goldman Sachs Group Inc 3.500% due 11/16/26	2,430,000	2,307,264
3.850% due 07/08/24	1,690,000	1,680,966
4.250% due 10/21/25	4,270,000	4,232,895
4.750% due 10/21/45	3,400,000	3,460,980
5.150% due 05/22/45	3,480,000	3,553,915
5.250% due 07/27/21	2,570,000	2,691,545
5.750% due 01/24/22	400,000	425,680
5.950% due 01/15/27	1,733,000	1,897,351
6.000% due 06/15/20	6,360,000	6,650,511
6.250% due 02/01/41	6,880,000	8,273,838
6.750% due 10/01/37	2,145,000	2,581,652
The Toronto-Dominion Bank (Canada) 3.250% due 06/11/21	2,100,000	2,099,975
UBS Group Funding Switzerland AG (Switzerland) 3.491% due 05/23/23 ~	5,620,000	5,508,699
4.125% due 09/24/25 ~	2,340,000	2,326,383
4.253% due 03/23/28 ~	4,190,000	4,162,541
US Bank NA 3.150% due 04/26/21	1,720,000	1,717,312
Visa Inc 3.150% due 12/14/25	3,940,000	3,822,375
4.300% due 12/14/45	2,520,000	2,616,799
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 11/15/19 §	6,220,000	6,168,685
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,730,000	4,660,869
Wells Fargo & Co 3.000% due 10/23/26	3,850,000	3,574,270
3.450% due 02/13/23	2,330,000	2,290,470
4.300% due 07/22/27	8,710,000	8,688,091
4.400% due 06/14/46	1,650,000	1,553,691
4.600% due 04/01/21	6,240,000	6,418,629
4.650% due 11/04/44	1,600,000	1,570,089
4.750% due 12/07/46	2,550,000	2,541,970
4.900% due 11/17/45	3,920,000	3,978,039
5.375% due 11/02/43	2,030,000	2,182,142
5.606% due 01/15/44	1,567,000	1,732,187
Westpac Banking Corp (Australia) 2.300% due 05/26/20	340,000	335,927
2.600% due 11/23/20	1,960,000	1,932,281

		446,697,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Industrial - 2.1%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	$390,000	$396,000
Air 2 US 8.027% due 10/01/20 ~	161,775	164,910
Ball Corp 4.000% due 11/15/23	400,000	392,500
Berry Global Inc 4.500% due 02/15/26 ~	240,000	228,600
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,386,008
DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	654,000	639,285
5.000% due 08/01/24 ~	620,000	608,375
Eaton Corp 2.750% due 11/02/22	3,849,000	3,738,276
4.150% due 11/02/42	1,040,000	990,239
General Electric Co 3.150% due 09/07/22	1,369,000	1,350,045
4.375% due 09/16/20	396,000	404,664
4.500% due 03/11/44	2,610,000	2,463,558
4.650% due 10/17/21	98,000	101,236
5.300% due 02/11/21	1,378,000	1,436,364
5.500% due 01/08/20	260,000	267,554
5.875% due 01/14/38	450,000	502,603
6.000% due 08/07/19	2,786,000	2,858,605
6.150% due 08/07/37	317,000	363,296
6.875% due 01/10/39	3,306,000	4,131,438
Harris Corp 4.854% due 04/27/35	530,000	544,831
5.054% due 04/27/45	1,470,000	1,550,129
Lockheed Martin Corp 3.100% due 01/15/23	300,000	297,044
3.550% due 01/15/26	3,240,000	3,202,482
4.500% due 05/15/36	580,000	605,606
Northrop Grumman Corp 2.930% due 01/15/25	1,460,000	1,387,882
3.250% due 01/15/28	5,430,000	5,116,083
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	550,000	557,562
5.500% due 02/15/24 ~	890,000	913,362
Raytheon Co 3.125% due 10/15/20	1,680,000	1,683,538
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	270,000	268,853
5.750% due 10/15/20	959,417	963,014
6.875% due 02/15/21	478,222	484,199
The Boeing Co 4.875% due 02/15/20	5,560,000	5,700,954
Union Pacific Corp 3.750% due 07/15/25	1,210,000	1,211,363
3.950% due 09/10/28	3,890,000	3,905,848
4.500% due 09/10/48	2,810,000	2,866,887
United Parcel Service Inc 2.500% due 04/01/23	910,000	877,889
3.050% due 11/15/27	640,000	611,879
United Technologies Corp 3.950% due 08/16/25	1,700,000	1,691,731
4.125% due 11/16/28	2,380,000	2,368,837
4.500% due 04/15/20	2,630,000	2,683,845
4.500% due 06/01/42	540,000	535,711
Waste Management Inc 3.500% due 05/15/24	1,750,000	1,728,462
7.375% due 05/15/29	1,910,000	2,367,405
WestRock RKT Co 3.500% due 03/01/20	990,000	990,342
4.000% due 03/01/23	1,150,000	1,152,325

		68,691,619

	Principal Amount	Value
Technology - 1.4%

Apple Inc 2.000% due 11/13/20	$2,040,000	$2,004,397
2.450% due 08/04/26	4,090,000	3,773,630
Broadcom Corp 3.125% due 01/15/25	1,610,000	1,497,249
3.875% due 01/15/27	240,000	226,741
Dell International LLC 3.480% due 06/01/19 ~	3,890,000	3,900,527
4.420% due 06/15/21 ~	5,450,000	5,534,142
First Data Corp 5.000% due 01/15/24 ~	4,790,000	4,835,505
7.000% due 12/01/23 ~	270,000	281,813
Intel Corp 3.700% due 07/29/25	890,000	896,058
3.734% due 12/08/47	729,000	679,886
Microsoft Corp 2.400% due 08/08/26	7,810,000	7,205,075
2.700% due 02/12/25	1,080,000	1,035,657
2.875% due 02/06/24	4,410,000	4,313,130
3.300% due 02/06/27	6,100,000	5,995,387
3.450% due 08/08/36	150,000	143,176
3.950% due 08/08/56	1,100,000	1,077,328
4.100% due 02/06/37	260,000	268,260
salesforce.com Inc 3.250% due 04/11/23	1,720,000	1,708,194
3.700% due 04/11/28	610,000	605,122

		45,981,277

Utilities - 1.1%

AES Corp 5.500% due 04/15/25	304,000	313,120
Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	710,613
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,354,105
3.950% due 08/15/47	440,000	397,526
FirstEnergy Corp 3.900% due 07/15/27	3,750,000	3,652,680
4.250% due 03/15/23	4,980,000	5,061,273
4.850% due 07/15/47	900,000	917,577
7.375% due 11/15/31	12,550,000	16,224,362
Pacific Gas & Electric Co 6.050% due 03/01/34	5,602,000	6,322,031
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,677,634

		37,630,921

Total Corporate Bonds & Notes (Cost $1,192,091,463)		1,188,554,125

SENIOR LOAN NOTES - 3.2%

Communications - 0.6%

Ancestrycom Operations Inc 5.500% (USD LIBOR+ 3.250%) due 10/19/23 §	1,619,293	1,626,167
CBS Radio Inc Term B 4.962% (USD LIBOR+ 2.750%) due 11/17/24 §	955,150	947,979
Charter Communications Operating LLC Term B 4.250% (USD LIBOR+ 2.000%) due 04/30/25 §	1,636,402	1,640,586
Level 3 Financing Inc Term B 4.432% (USD LIBOR+ 2.250%) due 02/22/24 §	1,880,000	1,886,659
Numericable Group SA Term B12 (France) 5.846% (USD LIBOR+ 3.000%) due 01/31/26 §	3,254,762	3,222,214

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Sprint Communications Inc Term B 4.750% (USD LIBOR+ 2.500%) due 02/02/24 §	$2,268,056	$2,275,144
Unitymedia Finance LLC
Term B 4.408% (USD LIBOR+ 2.250%) due 09/30/25 §	497,000	498,009
Term D
4.408% (USD LIBOR+ 2.250%) due 01/15/26 §	1,460,000	1,462,608
Univision Communications Inc Term C5 4.992% (USD LIBOR+ 2.750%) due 03/15/24 §	3,266,613	3,181,449
Virgin Media Bristol LLC Term K 4.658% (USD LIBOR+ 2.500%) due 01/15/26 §	741,848	743,841
Ziggo Secured Finance Partnership Term E 4.658% (USD LIBOR+ 2.750%) due 04/15/25 §	1,876,000	1,844,050

		19,328,706

Consumer, Cyclical - 1.0%

Academy Ltd Term B 6.104% (LIBOR + 4.000%) due 07/01/22 §	2,728,535	2,129,395
American Axle & Manufacturing Inc Term B 4.462% (USD LIBOR+ 2.250%) due 04/06/24 §	1,212,673	1,214,567
American Builders & Contractors Supply Co Inc Term B 4.242% (USD LIBOR+ 2.000%) due 10/31/23 §	2,174,210	2,171,244
Aramark Services Inc 2018 Term B3 4.084% (USD LIBOR+ 2.000%) due 03/11/25 §	2,349,491	2,357,127
Beacon Roofing Supply Inc Term B 4.383% (USD LIBOR+ 2.250%) due 01/02/25 §	1,610,894	1,609,887
Boyd Gaming Corp Term B3 4.417% (USD LIBOR+ 2.500%) due 09/15/23 §	1,578,756	1,588,525
Caesars Resort Collection LLC Term B 4.992% (USD LIBOR+ 2.750%) due 12/22/24 §	2,238,049	2,252,637
CityCenter Holdings LLC Term B 4.492% (USD LIBOR+ 2.250%) due 04/18/24 §	339,309	340,097
CWGS Group LLC 4.870% (USD LIBOR+ 2.750%) due 11/08/23 §	1,477,500	1,455,338
Four Seasons Hotels Ltd (Canada) 4.242% (USD LIBOR+ 2.000%) due 11/30/23 §	1,057,209	1,059,381
Golden Nugget Inc Term B 4.952% (USD LIBOR+ 2.750%) due 10/04/23 §	1,930,529	1,941,147
Hilton Worldwide Finance LLC Term B2 3.966% (USD LIBOR+ 1.750%) due 10/25/23 §	2,442,411	2,454,630
Michaels Stores Inc Term B 4.719% (USD LIBOR+ 2.500%) due 01/28/23 §	1,433,431	1,430,743
New Red Finance Term B3 (Canada) 4.492% (USD LIBOR+ 2.250%) due 02/16/24 §	1,736,949	1,739,586
Party City Holdings Inc Term B 5.139% (USD LIBOR+ 2.750%) due 08/19/22 §	1,300,644	1,311,096
PetSmart Inc Term B2 5.120% (USD LIBOR+ 3.000%) due 03/11/22 §	4,562,521	4,016,921

	Principal Amount	Value
Scientific Games International Inc Term B5 5.034% (USD LIBOR+ 2.750%) due 08/14/24 §	$2,646,590	$2,645,556
Station Casinos LLC Term B 4.750% (USD LIBOR+ 2.500%) due 06/08/23 §	1,445,234	1,452,990

		33,170,867

Consumer, Non-Cyclical - 0.9%

Albertsons LLC
Term B4 4.992% (USD LIBOR+ 2.750%) due 08/25/21 §	903,313	905,402
Term B6 5.311% (USD LIBOR+ 3.000%) due 06/22/23 §	1,657,292	1,659,571
Bausch Health Cos Inc Term B (Canada) 5.104% (USD LIBOR +3.000%) due 06/01/25 §	2,058,718	2,071,585
BrightView Landscapes LLC 2018 Term B 4.688% (USD LIBOR+ 2.500%) due 08/15/25 §	1,730,000	1,739,190
Catalent Pharma Solutions Inc Term B 4.492% (USD LIBOR+ 2.250%) due 05/20/24 §	1,100,861	1,109,118
Change Healthcare Holdings LLC Term B 4.992% (USD LIBOR+ 2.750%) due 03/01/24 §	1,899,301	1,907,741
Envision Healthcare Corp due 09/26/25 µ	2,920,000	2,905,853
Global Medical Response Inc Term B1 5.383% (USD LIBOR+ 3.250%) due 04/28/22 §	2,217,214	2,187,419
HCA Inc Term B10 4.242% (USD LIBOR+ 2.000%) due 03/13/25 §	1,776,817	1,792,117
Jaguar Holding Co II 4.742% (USD LIBOR+ 2.500%) due 08/18/22 §	2,356,299	2,360,717
MPH Acquisition Holdings LLC Term B 5.136% (USD LIBOR+ 2.750%) due 06/07/23 §	2,405,532	2,412,862
Post Holdings Inc Series A 4.220% (USD LIBOR+ 2.000%) due 05/24/24 §	3,255,350	3,259,826
Prime Security Services Borrower LLC 4.992% (USD LIBOR+ 2.750%) due 05/02/22 §	2,359,942	2,374,036
ServiceMaster Co Term B 4.742% (USD LIBOR+ 2.500%) due 11/08/23 §	341,342	343,175
Trans Union LLC Term B3 4.242% (USD LIBOR+ 2.000%) due 04/10/23 §	2,086,001	2,093,173

		29,121,785

Financial - 0.1%

MGM Growth Properties Operating Partnership LP Term B 4.242% (USD LIBOR+ 2.000%) due 03/21/25 §	1,919,767	1,924,396
RPI Finance Trust Term B6 4.386% (USD LIBOR+ 2.000%) due 03/27/23 §	772,253	775,994
VICI Properties 1 LLC Term B 4.212% (USD LIBOR+ 2.000%) due 12/20/24 §	1,911,364	1,917,336

		4,617,726

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Industrial - 0.3%

Avolon SARL Term B3 4.165% (USD LIBOR+ 2.000%) due 01/15/25 §	$1,373,928	$1,379,942
Berry Global Inc Term Q 4.186% (USD LIBOR+ 2.250%) due 10/01/22 §	2,502,538	2,508,882
Quikrete Holdings Inc 4.992% (USD LIBOR+ 2.750%) due 11/15/23 §	1,677,499	1,682,427
Reynolds Group Holdings Inc 4.992% (USD LIBOR+ 2.750%) due 02/05/23 §	2,065,689	2,077,452
Wrangler Buyer Corp Term B 4.992% (USD LIBOR+ 2.750%) due 09/27/24 §	1,043,380	1,050,880
XPO Logistics Inc Term B 4.230% (USD LIBOR+ 2.000%) due 02/24/25 §	1,518,916	1,528,700

		10,228,283

Technology - 0.3%

Dell International LLC Term B 4.250% (USD LIBOR+ 2.000%) due 09/07/23 §	2,400,675	2,408,177
First Data Corp 4.212% (USD LIBOR+ 2.000%) due 07/08/22 §	2,555,354	2,559,987
4.212% (USD LIBOR+ 2.000%) due 04/26/24 §	399,364	400,088
MA Finance Co LLC Term B3 4.742% (USD LIBOR+ 2.500%) due 06/21/24 §	71,995	71,725
ON Semiconductor Corp Term B 3.992% (USD LIBOR+ 1.750%) due 03/31/23 §	1,010,631	1,013,348
Seattle Spinco Inc Term B3 4.742% (USD LIBOR+ 2.500%) due 06/21/24 §	486,200	484,012
Western Digital Corp Term B4 3.992% (USD LIBOR+ 1.750%) due 04/29/23 §	2,656,666	2,664,957

		9,602,294

Total Senior Loan Notes (Cost $107,527,768)		106,069,661

MORTGAGE-BACKED SECURITIES - 39.6%

Collateralized Mortgage Obligations - Commercial - 4.3%

Banc of America Commercial Mortgage Trust 5.731% due 04/10/49 §	1,083,069	665,525
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	8,795,071
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	36,446	26,814
CD Mortgage Trust (IO) 1.476% due 05/10/50 §	32,141,827	2,593,566
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	158,894
Cold Storage Trust 3.408% (USD LIBOR + 1.250%) due 04/15/36 § ~	7,270,000	7,310,209
Commercial Mortgage Trust 4.300% due 10/10/46	510,000	522,806
4.762% due 10/10/46 §	450,000	461,476
4.993% due 08/15/45 § ~	2,390,000	2,283,125
5.252% due 10/10/46 §	220,000	220,139

	Principal Amount	Value
Commercial Mortgage Trust (IO) 2.036% due 10/15/45 §	$26,291,610	$1,607,585
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	4,154,283	3,049,244
5.869% due 09/15/40 §	672,611	653,188
6.600% due 06/15/38 §	251,939	135,058
Credit Suisse Mortgage Trust 3.881% due 11/15/37 ~	752,630	760,021
3.953% due 09/15/37 ~	1,800,000	1,797,275
4.373% due 09/15/37 ~	3,800,000	3,418,047
7.778% (USD LIBOR + 5.620%) due 07/15/32 § ~	7,500,000	7,484,175
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 § ~	510,000	358,742
Fannie Mae - Aces 3.196% due 11/25/27 §	630,000	607,333
Fannie Mae - Aces (IO) 0.466% due 10/25/24 §	108,254,888	1,986,142
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.844% due 01/25/24 §	91,561,547	2,992,973
1.204% due 04/25/20 §	14,348,556	178,905
1.668% due 10/25/21 §	1,306,189	48,628
1.747% due 07/25/21 §	6,113,674	226,363
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	477,522
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	57,336,562	341,542
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	6,530,000	2,147,116
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	266,068	246,768
Government National Mortgage Association 3.366% due 03/16/57 §	3,757,327	3,543,552
Government National Mortgage Association (IO)
0.412% due 01/16/53 §	78,321,110	2,269,542
0.768% due 11/16/55 §	32,550,487	1,425,975
GS Mortgage Securities Corp II
3.458% USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	8,586,069
3.777% due 05/10/50 §	3,880,000	3,850,411
4.148% due 05/10/50 §	550,000	545,143
GS Mortgage Securities Corp Trust 3.721% due 02/10/37 ~	2,940,000	2,892,848
GS Mortgage Securities Trust
4.470% due 02/10/48 §	2,680,000	2,580,542
4.569% due 11/10/48 § ~	3,400,000	2,185,772
5.161% due 11/10/46 §	1,070,000	1,128,788
5.622% due 11/10/39	1,590,988	1,373,643
5.977% due 08/10/45 §	778,600	792,761
JP Morgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/47	6,200,000	4,443,165
5.438% due 01/15/49 ~	10,060,000	1,710,255
5.502% due 06/12/47 §	6,325,000	5,243,846
5.503% due 01/15/49 §	6,140,000	1,043,769
6.012% due 02/12/49 §	1,416,549	1,061,471
6.100% due 02/15/51 §	42,837	42,990
JPMBB Commercial Mortgage Securities Trust
4.771% due 08/15/48 §	2,470,000	2,561,156
5.050% due 01/15/47 §	510,000	531,961
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	7,684,996	7,606,257
Magnolia Finance X Ltd (Ireland)
3.242% (GBP LIBOR + 2.483%) due 03/12/20 § ~ ±	GBP 6,411,743	8,148,142
4.509% (GBP LIBOR + 3.750%) due 03/12/20 § ~ ±	2,111,420	2,683,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Manufactured Housing Contract Trust Pass-Through Certificates 5.511% (USD LIBOR + 3.231%) due 08/15/20 § ~	$9,100,000	$9,111,593
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	1,212,925	959,424
5.450% due 08/12/48 § ~	153,147	121,139
6.193% due 09/12/49 §	1,764,864	1,374,538
Morgan Stanley Capital I Trust 5.438% due 03/15/44	157,144	157,561
One Market Plaza Trust 3.614% due 02/10/32 ~	9,330,000	9,286,784
Rosslyn Portfolio Trust 3.108% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,890,000	3,899,194
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	3,649,660	3,619,774
Wells Fargo Commercial Mortgage Trust 3.250% due 02/15/48 ~	450,000	310,737
WFRBS Commercial Mortgage Trust 4.112% due 06/15/46 § ~	1,750,000	1,598,402
4.204% due 11/15/47 §	3,830,000	3,690,220
4.723% due 03/15/47 §	340,000	348,680
WFRBS Commercial Mortgage Trust (IO) 1.264% due 03/15/47 §	10,216,819	420,055
1.568% due 06/15/45 § ~	2,765,452	108,552

		152,812,188

Collateralized Mortgage Obligations - Residential - 11.9%

Adjustable Rate Mortgage Trust 2.716% (USD LIBOR + 0.500%) due 03/25/36 §	492,781	255,234
3.801% due 10/25/35 §	3,918,774	3,618,513
Alternative Loan Trust 6.000% due 03/25/27	84,209	86,560
6.000% due 05/25/36	3,759,537	2,966,274
6.500% due 09/25/34	79,746	79,182
6.500% due 09/25/36	1,858,205	1,614,528
12.065% (16.940% - USD LIBOR) due 06/25/35 §	4,524,311	4,929,088
19.737% (28.600% - USD LIBOR) due 07/25/36 §	1,293,043	1,743,786
BCAP LLC Trust 2.465% due 03/28/37 § ~	5,951,818	5,813,474
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.396% (USD LIBOR + 0.180%) due 08/25/47 § ~	450,708	384,837
Citigroup Mortgage Loan Trust 3.809% due 04/25/37 §	860,758	809,484
6.500% due 10/25/36 ~	2,002,256	1,498,516
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	1,314,978	1,261,770
5.750% due 02/25/37	5,517,336	4,577,226
Credit Suisse Mortgage Trust 2.265% (USD LIBOR + 0.200%) due 06/27/46 § ~	20,508,028	17,607,003
3.500% due 02/25/48 § ~	33,817,279	32,884,818
3.820% due 01/27/36 § ~	12,554,547	11,311,907
Fannie Mae 2.566% (USD LIBOR + 0.350%) due 05/25/34 §	491,396	491,983
4.000% due 04/25/40 - 07/25/40	29,058,523	29,444,180
5.500% due 04/25/42	3,560,159	3,830,466
6.000% due 05/25/42	1,220,328	1,325,506
6.500% due 06/25/39 - 07/25/42	2,718,280	3,022,451
7.000% due 05/25/42	504,637	577,427
Fannie Mae (IO) 1.289% due 10/25/35	461,983	34,778
1.350% due 08/25/55 §	1,469,388	64,630

	Principal Amount	Value
1.380% due 04/25/36	$300,538	$16,879
1.560% due 08/25/44 §	4,225,731	213,176
3.000% due 11/25/26 - 09/25/32	9,760,008	829,683
3.500% due 07/25/28 - 11/25/41	3,893,931	612,817
3.934% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	12,366,321	1,745,057
3.964% due 07/25/36	392,506	34,511
4.000% due 11/25/41	3,440,365	743,451
4.069% due 12/25/36	860,864	65,019
4.147% due 12/25/36	1,240,039	93,410
4.264% (6.480% - USD LIBOR) due 04/25/40 §	700,747	109,831
4.384% (6.600% - USD LIBOR) due 07/25/42 §	589,567	95,919
4.434% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	2,192,828	248,213
4.500% due 11/25/39	431,714	98,561
5.000% due 01/25/38 - 01/25/39	990,052	209,084
5.000% due 01/25/39 §	260,721	62,979
5.500% due 01/25/39 §	244,845	47,839
6.000% due 01/25/38 - 07/25/38	1,054,130	230,126
Fannie Mae (PO) 0.957% due 03/25/42	144,048	128,868
0.977% due 03/25/42	86,429	75,239
Fannie Mae Connecticut Avenue Securities 7.216% (USD LIBOR + 5.000%) due 11/25/24 §	4,819,416	5,450,511
7.466% (USD LIBOR + 5.250%) due 10/25/23 §	2,610,000	3,004,281
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	13,497,581	13,345,650
Freddie Mac 3.000% due 08/15/48	4,819,831	4,603,676
3.158% (USD LIBOR + 1.000%) due 02/15/32 §	72,462	74,285
3.500% due 10/15/37	2,700,000	2,621,825
4.000% due 12/15/39	7,131,681	7,246,621
5.000% due 02/15/30 - 03/15/35	11,568,346	12,124,006
6.000% due 05/15/36	2,218,114	2,422,747
Freddie Mac (IO) 0.250% due 01/15/38	128,677	1,001
1.552% due 04/15/41 §	2,262,633	107,400
3.000% due 12/15/31	1,028,037	97,441
3.500% due 06/15/27 - 04/15/43	5,992,243	693,690
3.792% (5.950% - USD LIBOR) due 10/15/41 §	1,895,658	264,461
3.842% (6.000% - USD LIBOR) due 05/15/44 §	7,456,702	1,108,329
3.872% (6.030% - USD LIBOR) due 09/15/37 §	1,437,748	165,968
3.892% (6.050% - USD LIBOR) due 08/15/39 §	1,362,860	144,126
4.000% due 04/15/43	857,400	121,731
4.042% (6.200% - USD LIBOR) due 05/15/39 §	1,058,057	89,929
4.072% (6.230% - USD LIBOR) due 01/15/40 §	284,047	35,355
4.092% (6.250% - USD LIBOR) due 09/15/42 §	1,199,348	158,324
4.132% (6.290% - USD LIBOR) due 11/15/36 §	518,570	64,725
Freddie Mac Structured Agency Credit Risk Debt Notes 5.466% (USD LIBOR + 3.250%) due 07/25/29 §	17,670,000	19,362,040
6.716% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	4,154,793
7.166% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	5,100,027
11.566% (USD LIBOR + 9.350%) due 04/25/28 §	2,870,192	3,744,829

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association 2.380% due 02/20/68 - 07/20/68 §	$7,351,107	$7,333,688
2.430% (USD LIBOR + 0.350%) due 08/20/58 §	15,118,728	15,107,217
2.580% (USD LIBOR + 0.500%) due 03/20/61 §	2,201,071	2,206,959
2.750% due 03/20/48	1,997,850	1,910,720
3.073% (USD LIBOR + 1.000%) due 05/20/60 §	500,015	506,828
4.500% due 10/20/39	7,080,095	7,226,926
5.000% due 07/20/39	3,000,000	3,123,538
Government National Mortgage Association (IO) 0.629% due 11/20/42 §	352,291	11,384
3.435% (5.600% - USD LIBOR) due 08/20/44 §	2,077,193	237,306
3.500% due 04/20/27 - 05/20/43	4,581,198	468,058
3.942% (6.100% - USD LIBOR) due 08/16/42 §	1,120,339	163,778
3.992% (6.150% - USD LIBOR) due 06/16/43 §	2,096,429	218,296
4.000% due 04/16/45	1,729,305	347,613
4.042% (6.200% - USD LIBOR) due 10/16/42 §	1,551,946	243,901
4.315% (6.480% - USD LIBOR) due 04/20/40 §	184,873	27,624
4.335% (6.500% - USD LIBOR) due 03/20/39 §	183,679	6,791
4.385% (6.550% - USD LIBOR) due 06/20/40 §	2,839,956	406,470
4.442% (6.600% - USD LIBOR) due 04/16/42 §	2,923,016	548,868
4.485% (6.650% - USD LIBOR) due 01/20/40 §	232,088	20,911
5.000% due 10/20/44	8,920,355	2,053,810
GSMPS Mortgage Loan Trust 2.566% (USD LIBOR + 0.350%) due 03/25/35 § ~	966,359	910,901
GSMSC Resecuritization Trust 2.675% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,072,824
GSR Mortgage Loan Trust 4.037% due 07/25/35 §	319,407	308,019
Impac CMB Trust 2.736% (USD LIBOR + 0.520%) due 11/25/35 §	2,815,828	2,643,846
IndyMac INDX Mortgage Loan Trust 2.476% (USD LIBOR + 0.260%) due 06/25/35 §	1,771,228	1,705,764
JP Morgan Mortgage Trust 3.500% due 09/25/48 § ~	17,304,224	16,843,637
3.500% due 10/25/48 § ~	28,547,651	27,691,999
4.609% due 08/25/35 §	993,976	1,003,460
Lehman Mortgage Trust 2.966% (USD LIBOR + 0.750%) due 12/25/35 §	4,971,999	3,933,716
6.000% due 05/25/37	1,141,586	1,149,082
MASTR Adjustable Rate Mortgages Trust 4.180% due 04/21/34 §	1,029,376	1,061,815
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,428,507	1,439,074
Merrill Lynch Mortgage Investors Trust 3.982% due 06/25/35 §	1,765,622	1,766,928
Morgan Stanley Mortgage Loan Trust 3.908% due 07/25/35 §	1,194,182	1,114,055
4.192% due 07/25/34 §	311,427	305,763
Morgan Stanley Resecuritization Trust 2.457% (US FED + 0.710%) due 12/27/46 § ~	26,239,966	19,860,191
2.517% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,176,233

	Principal Amount	Value
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	$1,919,680	$1,936,360
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	6,573,632	6,621,787
Nomura Resecuritization Trust 2.747% (US FED + 1.000%) due 08/26/46 § ~	5,855,041	4,345,998
RAAC Trust 6.000% due 09/25/34	21,746	21,806
Residential Asset Securitization Trust 2.716% (USD LIBOR + 0.500%) due 07/25/36 §	534,065	440,539
6.000% due 08/25/36	1,271,940	1,127,117
Structured Adjustable Rate Mortgage Loan Trust 3.875% due 05/25/36 §	2,249,315	1,953,348
3.947% due 08/25/36 §	6,468,838	5,789,310
WaMu Mortgage Pass-Through Certificates Trust 3.129% due 10/25/36 §	1,181,805	1,098,151
3.882% due 07/25/37 §	3,143,764	2,926,633
4.331% due 09/25/33 §	166,441	171,664
Washington Mutual Mortgage Pass-Through Certificates Trust 2.545% (US FED + 0.700%) due 01/25/47 §	6,375,072	5,292,636
6.000% due 07/25/36	648,796	534,231
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 ~	355,882	357,299
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	708,036	705,114

		395,682,040

Fannie Mae - 9.1%

2.500% due 01/01/28 - 02/01/28	2,049,309	1,994,473
2.810% due 04/01/25	120,000	116,096
3.000% due 12/01/37 - 10/01/48	64,568,216	62,037,633
3.500% due 10/01/33 - 03/01/57	74,657,443	74,013,105
4.000% due 10/01/42 - 06/01/57	46,387,917	47,186,348
4.500% due 04/01/23 - 09/01/57	78,034,493	80,905,170
5.000% due 07/01/33 - 10/01/48	29,763,651	31,397,171
5.500% due 04/01/37 - 11/01/38	1,725,738	1,864,153
6.000% due 04/01/33 - 08/01/37	501,393	552,533
6.500% due 05/01/40	2,216,033	2,474,423
7.000% due 02/01/39	1,085,926	1,223,628

		303,764,733

Freddie Mac - 5.6%

3.000% due 02/01/38 - 09/01/47	19,201,845	18,425,545
3.500% due 10/01/42 - 03/01/45	14,536,534	14,389,082
4.000% due 10/01/25 - 10/01/48	110,427,359	111,684,364
4.500% due 07/01/23 - 05/01/47	19,378,568	20,226,631
5.000% due 12/01/35 - 10/01/48	14,286,269	15,109,004
5.500% due 08/01/37 - 12/01/38	1,542,135	1,668,932
6.000% due 10/01/36 - 11/01/39	3,927,943	4,351,710
6.500% due 09/01/39	690,783	768,578
7.000% due 03/01/39	315,462	354,402

		186,978,248

Government National Mortgage Association - 8.7%

2.717% (USD LIBOR + 0.626%) due 08/20/60 §	730,654	739,933
3.000% due 09/20/47 - 10/01/48	57,182,127	55,414,469
3.500% due 10/20/47 - 10/01/48	12,271,810	12,217,942
4.000% due 08/20/47 - 10/01/48	51,427,650	52,384,338
4.500% due 01/20/40 - 10/01/48	91,165,205	94,427,810
5.000% due 01/15/40 - 11/01/48	65,062,838	68,173,328
5.500% due 06/15/36	413,842	449,851

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
6.000% due 06/20/35 - 03/20/42	$5,440,980	$5,913,245
6.500% due 10/20/37	627,885	716,768

		290,437,684

Total Mortgage-Backed Securities (Cost $1,340,382,282)		1,329,674,893

ASSET-BACKED SECURITIES - 2.7%

Asset-Backed Pass-Through Certificates 2.906% (USD LIBOR + 0.690%) due 04/25/34 §	529,631	532,377
Bayview Opportunity Master Fund IVa Trust 3.000% due 03/28/57 § ~	6,815,726	6,684,934
Bear Stearns Asset-Backed Securities Trust 3.356% (USD LIBOR + 1.140%) due 09/25/34 §	65,603	65,832
Citigroup Mortgage Loan Trust 2.286% (USD LIBOR + 0.070%) due 05/25/37 §	232,705	167,168
Citigroup Mortgage Loan Trust Inc 2.366% (USD LIBOR + 0.150%) due 08/25/36 §	19,349	19,390
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 ~	9,038,941	8,762,269
Credit Suisse Mortgage Trust 3.100% due 07/25/57 § ~	9,880,000	9,527,837
Credit-Based Asset Servicing & Securitization LLC 2.996% (USD LIBOR + 0.780%) due 07/25/33 §	859,060	819,032
Hertz Vehicle Financing II LP 3.560% due 10/25/21 ~	9,620,000	9,550,854
Hertz Vehicle Financing II LP
3.290% due 02/25/24 ~	3,850,000	3,748,899
5.330% due 09/25/21 ~	10,344,000	10,272,854
Manufactured Housing Contract Trust Pass-Through Certificates
5.631% (Auction Rate + 0.000%) due 02/20/32 §	200,000	201,035
5.634% (Auction Rate + 0.000%) due 03/13/32 §	25,000	25,127
Origen Manufactured Housing Contract Trust
3.953% due 10/15/37 §	7,999,691	7,934,647
4.538% due 04/15/37 §	5,070,657	4,817,957
RAMP Trust 2.486% (USD LIBOR + 0.270%) due 10/25/36 §	3,786,721	3,749,635
SBA Small Business Investment Cos
3.187% due 03/10/28	2,416,870	2,381,472
3.548% due 09/11/28	1,300,000	1,300,970
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	1,919,129	1,889,701
SLM Student Loan Trust 3.084% (USD LIBOR + 0.750%) due 03/15/33 § ~	3,394,380	3,398,842

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 ~	13	3,149,107

	Principal Amount

Structured Asset Investment Loan Trust 3.216% (USD LIBOR + 1.000%) due 10/25/33 §	$1,564,679	1,556,076

Total Asset-Backed Securities (Cost $80,604,248)		80,556,015

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 1.8%

Fannie Mae
2.746% due 10/09/19	$22,680,000	$22,059,122
6.625% due 11/15/30	15,850,000	20,900,666
Financing Corp
2.088% due 12/06/18	5,350,000	5,329,741
2.023% due 11/02/18	12,210,000	12,187,906

Total U.S. Government Agency Issues (Cost $60,447,785)		60,477,435

U.S. TREASURY OBLIGATIONS - 6.0%

U.S. Treasury Bonds - 4.4%

2.875% due 08/15/45	920,000	866,076
3.000% due 05/15/47	1,250,000	1,203,564
3.000% due 02/15/48	720,000	692,747
3.000% due 08/15/48	47,077,000	45,287,706
3.125% due 05/15/48	21,960,000	21,661,481
3.750% due 11/15/43	69,100,000	75,652,354

		145,363,928

U.S. Treasury Inflation Protected Securities - 0.5%

0.750% due 02/15/42 ^	7,449,937	7,006,772
2.125% due 02/15/40 ^	5,118,477	6,195,590
2.125% due 02/15/41 ^	2,980,468	3,632,252

		16,834,614

U.S. Treasury Notes - 1.1%

2.000% due 02/15/25	5,310,000	5,002,497
2.250% due 12/31/24	1,690,000	1,618,802
2.750% due 08/31/23	510,000	505,627
2.750% due 08/31/25	27,030,000	26,591,290
2.875% due 08/15/28	4,880,000	4,806,705

		38,524,921

Total U.S. Treasury Obligations (Cost $209,387,041)		200,723,463

FOREIGN GOVERNMENT BONDS & NOTES - 7.3%

Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	4,960,000	4,782,308
Argentina POM Politica Monetaria (Argentina) 43.077% (ARS Reference + 0.000%) due 06/21/20 §	ARS 14,990,000	432,389
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	142,410,000	2,759,254
Argentine Republic Government (Argentina)
5.625% due 01/26/22	$8,910,000	8,070,232
5.875% due 01/11/28	280,000	222,460
6.875% due 04/22/21	1,170,000	1,122,334
6.875% due 01/11/48	6,830,000	5,293,250
7.125% due 07/06/36	1,240,000	992,775
7.500% due 04/22/26	2,600,000	2,320,500
7.625% due 04/22/46	1,850,000	1,507,306
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 58,211,000	14,581,093
10.000% due 01/01/23	34,999,000	8,433,499
10.000% due 01/01/27	6,493,000	1,478,822
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	606,045
4.625% due 01/13/28	2,620,000	2,403,221
5.000% due 01/27/45	5,370,000	4,430,921
5.625% due 01/07/41	4,690,000	4,280,844
5.625% due 02/21/47	7,120,000	6,319,890

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
China Government (China)
3.310% due 11/30/25 ~	CNY 77,500,000	$10,957,916
3.380% due 11/21/24 ~	17,000,000	2,424,661
3.390% due 05/21/25 ~	20,500,000	2,917,197
Colombia Government (Colombia) 5.625% due 02/26/44	$3,130,000	3,372,575
Ecuador Government (Ecuador) 7.875% due 01/23/28 ~	2,470,000	2,229,978
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,640,000	2,565,615
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	493,973
3.750% due 04/25/22 ~	1,490,000	1,480,672
3.850% due 07/18/27 ~	1,190,000	1,135,969
4.350% due 01/11/48	1,460,000	1,338,991
4.750% due 07/18/47 ~	400,000	384,227
4.875% due 05/05/21 ~	6,730,000	6,943,381
5.125% due 01/15/45 ~	2,540,000	2,550,483
5.250% due 01/08/47 ~	2,930,000	2,995,371
5.375% due 10/17/23 ~	400,000	422,071
5.875% due 03/13/20 ~	260,000	269,825
5.875% due 01/15/24 ~	973,000	1,044,817
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,897,241,388	17,382,752
Kenya Government (Kenya)
6.875% due 06/24/24 ~	$1,760,000	1,768,096
7.250% due 02/28/28 ~	1,210,000	1,181,347
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	3,850,000	3,780,315
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 311,561,300	15,993,780
7.750% due 11/23/34	171,270,000	8,887,937
7.750% due 11/13/42	502,047,500	25,845,225
8.000% due 11/07/47	270,860,000	14,309,163
10.000% due 12/05/24	109,240,000	6,475,480
Mexico Government (Mexico) 4.600% due 02/10/48	$1,250,000	1,178,125
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,390,572
7.143% due 02/23/30 ~	1,540,000	1,508,969
Peruvian Government (Peru)
5.625% due 11/18/50	1,660,000	1,974,570
6.550% due 03/14/37	850,000	1,077,375
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	1,810,246
7.875% due 06/15/27 ~	1,770,000	1,480,623
Republic of Poland Government (Poland) 4.000% due 01/22/24	7,420,000	7,576,102
Russian Federal (Russia)
7.000% due 01/25/23	RUB 198,150,000	2,921,107
7.000% due 08/16/23	234,570,000	3,439,749
7.050% due 01/19/28	328,663,000	4,597,221
8.150% due 02/03/27	458,179,000	6,908,258

Total Foreign Government Bonds & Notes (Cost $284,760,317)		245,051,877

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 8.8%

Repurchase Agreements - 6.4%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $132,065,834; collateralized by U.S. Treasury Notes: 2.625% - 2.750% due 02/28/25 - 03/31/25 and value $134,703,259)	$132,061,212	$132,061,212
The Goldman Sachs Group Inc 2.240% due 10/01/18 (Dated 09/28/18, repurchase price of $80,014,933; collateralized by Federal Home Loan Bank: 5.500% due 07/15/36 and value $48,702,446; and Freddie Mac: 1.500% due 01/17/20 and value $32,787,460)	80,000,000	80,000,000

		212,061,212

U.S. Government Agency Issues - 0.6%

Federal Home Loan Bank
2.038% due 11/01/18	9,890,000	9,871,772
2.077% due 11/07/18	8,730,000	8,710,803
2.119% due 11/23/18	2,510,000	2,502,091

		21,084,666

U.S. Treasury Bills - 1.8%

2.085% due 11/15/18	45,720,000	45,601,199
2.120% due 11/29/18	7,790,000	7,763,014
2.224% due 02/21/19	6,130,000	6,074,757

		59,438,970

Total Short-Term Investments (Cost $292,592,517)		292,584,848

TOTAL INVESTMENTS - 105.2% (Cost $3,572,702,504)		3,508,881,042

DERIVATIVES - (0.8%)
(See Notes (b) through (f) in Notes to Schedule of Investments)		(29,037,733)

OTHER ASSETS & LIABILITIES, NET - (4.4%)		(145,201,506)

NET ASSETS - 100.0%		$3,334,641,803

Notes to Schedule of Investments

(a)

As of September 30, 2018, $7,660,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD FX	12/18	1,394	$106,542,234	$108,041,970	$1,499,736
CHF FX	12/18	51	6,624,036	6,556,050	(67,986)
Euro-Bobl	12/18	53	8,090,784	8,042,713	(48,071)
Euro-BTP	12/18	310	44,136,512	44,573,192	436,680
Euro-Bund	11/18	2,734	504,179,781	504,049,000	(130,781)
Eurodollar	12/19	8,139	1,976,051,638	1,970,858,850	(5,192,788)
Eurodollar	03/20	71	17,340,990	17,188,213	(152,777)
Eurodollar	06/20	1,634	397,376,379	395,550,550	(1,825,829)
Eurodollar	03/21	659	160,743,086	159,568,613	(1,174,473)
Euro FX	12/18	656	95,758,649	95,792,400	33,751
GBP FX	12/18	116	9,489,009	9,487,350	(1,659)
JPY FX	12/18	70	7,895,751	7,747,250	(148,501)
MXN FX	12/18	4,589	117,422,688	121,126,655	3,703,967
U.S. Treasury Long Bonds	12/18	1,169	167,717,159	164,244,500	(3,472,659)
U.S. Treasury 2-Year Notes	12/18	910	192,409,763	191,768,282	(641,481)
U.S. Treasury 5-Year Notes	12/18	13,412	1,520,169,252	1,508,535,663	(11,633,589)
U.S. Treasury Ultra Long Bonds	12/18	565	90,257,878	87,168,906	(3,088,972)

					(21,905,432)

Short Futures Outstanding
AUD FX	12/18	116	8,357,921	8,383,320	(25,399)
Australia Treasury 10-Year Bond	12/18	55	5,162,056	5,127,741	34,315
Euribor	12/18	412	119,987,630	119,993,356	(5,726)
Euro-Bund	12/18	2,847	528,790,885	524,882,042	3,908,843
Euro-Buxl	12/18	74	15,032,064	14,977,180	54,884
Eurodollar	12/18	6,253	1,523,109,057	1,521,667,550	1,441,507
Euro-OAT	12/18	19	3,354,411	3,332,157	22,254
Japan 10-Year Bonds	12/18	72	95,221,900	95,140,027	81,873
U.S. Treasury 10-Year Notes	12/18	752	89,295,615	89,323,538	(27,923)
U.S. Treasury Ultra 10-Year Notes	12/18	681	87,370,188	85,806,000	1,564,188

					7,048,816

Total Futures Contracts					($14,856,616)

(c)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	137,300,000	USD	6,205,992	10/18	CIT	$-	($2,885,272)
ARS	20,930,000	USD	946,416	10/18	JPM	-	(440,206)
ARS	103,376,000	USD	2,297,019	03/19	CIT	-	(218,439)
ARS	54,854,000	USD	1,166,749	03/19	JPM	-	(63,801)
BRL	65,780,000	USD	17,584,239	10/18	BRC	-	(1,315,417)
BRL	19,370,000	USD	4,997,007	10/18	CIT	-	(206,385)
BRL	18,652,424	USD	4,632,186	11/18	CIT	-	(32,065)
CAD	45,832,440	USD	35,292,866	10/18	CIT	204,250	-
CNY	613,819	USD	92,130	10/18	JPM	-	(2,835)
COP	15,454,263,800	USD	5,148,916	10/18	BRC	68,170	-
EUR	15,119,509	USD	17,739,157	10/18	CIT	-	(162,678)
GBP	985,250	USD	1,307,230	10/18	CIT	-	(22,148)
IDR	386,119,770,000	USD	26,508,291	10/18	BRC	-	(646,933)
IDR	9,084,010,000	USD	609,079	10/18	GSC	-	(1,426)
IDR	76,427,670,000	USD	5,124,301	10/18	JPM	-	(11,854)
INR	609,400,000	USD	8,757,665	10/18	BRC	-	(375,937)
MXN	645,521,840	USD	33,533,602	10/18	BRC	874,533	-
MXN	635,252,376	USD	34,004,720	10/18	JPM	-	(143,977)
RUB	2,045,276,815	USD	32,618,744	10/18	BRC	-	(1,450,748)
TWD	87,105,900	USD	2,854,995	10/18	BRC	8,741	-
TWD	83,289,400	USD	2,713,010	10/18	CIT	25,253	-
TWD	83,989,000	USD	2,733,572	10/18	JPM	27,691	-
USD	2,707,471	ARS	103,376,000	10/18	CIT	207,232	-
USD	1,388,039	ARS	54,854,000	10/18	JPM	61,346	-
USD	17,157,398	AUD	23,145,113	10/18	BRC	425,655	-
USD	3,577,899	BRL	14,178,500	10/18	CIT	71,248	-
USD	32,415,134	CAD	42,653,616	10/18	CIT	-	(619,990)
USD	18,013,872	CNH	119,846,290	10/18	CIT	595,085	-
USD	5,600,669	COP	16,858,013,000	11/18	GSC	-	(84,748)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	35,625,231	EUR	31,290,557	10/18	CIT	$-	($750,144)
USD	159,619,187	EUR	135,522,268	10/18	CIT	2,074,109	-
USD	5,800,663	IDR	87,096,950,000	11/18	GSC	8,909	-
USD	5,661,571	JPY	630,144,208	10/18	BRC	109,072	-
USD	104,800,162	MXN	2,009,404,185	10/18	CIT	-	(2,306,748)
USD	36,231,191	PHP	1,957,843,000	10/18	CIT	31,820	-
USD	3,109,526	TWD	94,399,000	10/18	BRC	6,018	-
USD	5,002,463	TWD	152,350,000	10/18	CIT	-	(6,270)
ZAR	107,540,000	USD	7,992,508	10/18	JPM	-	(404,072)

Total Forward Foreign Currency Contracts						$4,799,132	($12,152,093)

(d)	Purchased options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CAD versus USD	CAD 1.29	10/12/18	CIT	$34,210,000	$219,970	$159,213
Put - CAD versus USD	1.28	10/25/18	CIT	40,270,000	323,368	183,712
Put - AUD versus USD	$0.74	11/21/18	BRC	32,070,000	246,359	133,155
Put - COP versus USD	COP 2,947.04	11/21/18	CIT	16,385,000	208,499	260,997
Put - IDR versus USD	IDR 14,745.00	11/21/18	BOA	16,109,000	149,008	83,348
Put - COP versus USD	COP 2,927.00	11/26/18	GSC	16,752,000	195,664	231,395
Put - IDR versus USD	IDR 14,740.00	11/26/18	GSC	17,502,000	136,253	97,189

					$1,479,121	$1,149,009

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - AUD FX (10/18)	$73.00	10/05/18	CME	19	$1,387,000	$16,564	$1,520
Call - AUD FX (10/18)	74.00	10/05/18	CME	67	4,958,000	38,781	1,005
Call - U.S. Treasury 5-Year Notes (11/18)	112.50	10/26/18	CME	116	13,050,000	25,381	27,188
Call - U.S. Treasury 10-Year Notes (11/18)	118.50	10/26/18	CME	166	19,671,000	84,580	93,375
Call - U.S. Treasury 10-Year Notes (11/18)	118.75	10/26/18	CME	28	3,325,000	10,550	11,813
Call - U.S. Treasury 30-Year Bonds (11/18)	140.00	10/26/18	CME	13	1,820,000	13,180	16,250
Call - U.S. Treasury 30-Year Bonds (11/18)	140.50	10/26/18	CME	59	8,289,500	52,028	57,156
Call - U.S. Treasury 30-Year Bonds (11/18)	141.00	10/26/18	CME	112	15,792,000	102,576	82,250
Call - U.S. Treasury 10-Year Notes (12/18)	127.00	11/23/18	CME	1,561	198,247,000	51,591	1,561
Call - U.S. Treasury 30-Year Bonds (12/18)	140.00	11/23/18	CME	28	3,920,000	38,988	46,812

						434,219	338,930

Put - U.S. Treasury 10-Year Notes (11/18)	118.50	10/26/18	CME	112	13,272,000	53,139	31,500
Put - U.S. Treasury 10-Year Notes (11/18)	119.00	10/26/18	CME	14	1,666,000	6,807	7,437
Put - U.S. Treasury 10-Year Notes (11/18)	119.50	10/26/18	CME	56	6,692,000	26,788	49,000
Put - U.S. Treasury 5-Year Notes (12/18)	107.25	11/23/18	CME	12,509	1,341,590,250	120,249	12,509

						206,983	100,446

Total Options on Futures						$641,202	$439,376

Total Purchased Options						$2,120,323	$1,588,385

(e)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - BRL versus USD	BRL 3.75	11/20/18	CIT	$16,880,000	$233,788	($193,377)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (10/18)	$1.17	10/05/18	CME	38	$5,557,500	$32,232	($16,150)
Call - U.S. Treasury 5-Year Notes (11/18)	113.00	10/26/18	CME	190	21,470,000	36,869	(14,844)
Call - U.S. Treasury 5-Year Notes (11/18)	113.25	10/26/18	CME	317	35,900,250	36,914	(12,383)
Call - U.S. Treasury 5-Year Notes (11/18)	113.50	10/26/18	CME	59	6,696,500	10,722	(1,383)
Call - U.S. Treasury 10-Year Notes (11/18)	119.00	10/26/18	CME	13	1,547,000	3,633	(4,063)
Call - U.S. Treasury 10-Year Notes (11/18)	119.25	10/26/18	CME	42	5,008,500	9,768	(9,188)
Call - U.S. Treasury 10-Year Notes (11/18)	119.50	10/26/18	CME	69	8,245,500	19,657	(10,781)
Call - U.S. Treasury 10-Year Notes (11/18)	120.00	10/26/18	CME	139	16,680,000	21,859	(10,859)
Call - U.S. Treasury 10-Year Notes (11/18)	120.50	10/26/18	CME	27	3,253,500	7,451	(844)
Call - U.S. Treasury 30-Year Bonds (11/18)	142.00	10/26/18	CME	82	11,644,000	39,962	(32,031)
Call - U.S. Treasury 30-Year Bonds (11/18)	142.50	10/26/18	CME	125	17,812,500	31,025	(33,203)
Call - U.S. Treasury 30-Year Bonds (11/18)	143.00	10/26/18	CME	202	28,886,000	59,449	(37,875)
Call - U.S. Treasury 30-Year Bonds (11/18)	144.00	10/26/18	CME	83	11,952,000	36,897	(7,781)
Call - U.S. Treasury 30-Year Bonds (11/18)	145.00	10/26/18	CME	49	7,105,000	33,677	(2,297)
Call - U.S. Treasury 5-Year Notes (12/18)	113.00	11/23/18	CME	142	16,046,000	25,276	(24,406)
Call - U.S. Treasury 10-Year Notes (12/18)	120.00	11/23/18	CME	63	7,560,000	15,637	(12,797)
Call - U.S. Treasury 10-Year Notes (12/18)	120.50	11/23/18	CME	207	24,943,500	43,971	(25,875)
Call - U.S. Treasury 30-Year Bonds (12/18)	143.00	11/23/18	CME	253	36,179,000	142,201	(122,547)
Call - U.S. Treasury 30-Year Bonds (12/18)	144.00	11/23/18	CME	42	6,048,000	15,674	(13,125)
Call - U.S. Treasury 30-Year Bonds (12/18)	145.00	11/23/18	CME	71	10,295,000	41,169	(14,422)
Call - U.S. Treasury 30-Year Bonds (12/18)	146.00	11/23/18	CME	42	6,132,000	19,831	(5,906)
Call - U.S. Treasury 30-Year Bonds (12/18)	148.00	11/23/18	CME	28	4,144,000	12,637	(2,188)
Call - U.S. Treasury 30-Year Bonds (12/18)	150.00	11/23/18	CME	14	2,100,000	6,319	(656)
Call - U.S. Treasury 30-Year Bonds (12/18)	151.00	11/23/18	CME	46	6,946,000	15,011	(1,437)

						$717,841	($417,041)

Total Written Options						$951,629	($610,418)

(f)	Swap agreements outstanding as of September 30, 2018 were as follows:

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	06/20/23	BRC	2.452%	$32,080,000	($1,942,969)	($1,837,224)	($105,745)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY29 5Y	Q	5.000%	12/20/22	ICE	$23,900,000	($1,949,647)	($1,606,611)	($343,036)
CDX HY31 5Y	Q	5.000%	12/20/23	ICE	58,020,000	(4,285,786)	(4,211,703)	(74,083)

						($6,235,433)	($5,818,314)	($417,119)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG30 5Y	Q	1.000%	06/20/23	ICE	$95,000,000	$1,918,911	$1,542,242	$376,669
CDX IG31 5Y	Q	1.000%	12/20/23	ICE	334,330,000	6,504,635	6,371,831	132,804

						$8,423,546	$7,914,073	$509,473

Total Credit Default Swaps						$245,144	$258,535	($13,391)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z/Z	CIT	01/02/20	BRL 500,890,000	$674,201	$150,545	$523,656

			Exchange
1.597%	3-Month USD-LIBOR	S/Q	CME	03/29/19	$63,130,000	(179,351)	-	(179,351)
1.705%	3-Month USD-LIBOR	S/Q	CME	09/28/19	36,100,000	(293,901)	-	(293,901)
1.138%	3-Month USD-LIBOR	S/Q	CME	10/17/19	81,360,000	(1,375,235)	-	(1,375,235)
1.671%	3-Month USD-LIBOR	S/Q	CME	06/14/20	99,520,000	(1,717,682)	(28,682)	(1,689,000)
7.351%	28-Day MXN TIIE	L/L	CME	04/05/21	MXN 2,643,000,000	(1,802,510)	(20,591)	(1,781,919)
7.330%	28-Day MXN TIIE	L/L	CME	04/06/22	1,812,100,000	(1,664,822)	(43,807)	(1,621,015)
2.250%	3-Month USD-LIBOR	S/Q	CME	05/31/22	$97,344,000	(2,172,918)	180,766	(2,353,684)
2.850%	3-Month USD-LIBOR	S/Q	CME	08/31/22	225,630,000	(1,596,034)	(64,342)	(1,531,692)

						($10,802,453)	$23,344	($10,825,797)

						($10,128,252)	$173,889	($10,302,141)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1-Day U.S. Fed Funds + 0.310%	Q/Q	CME	12/19/23	$893,256,000	$246,128	$-	$246,128
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	1,750,099	-	1,750,099
1.498%	6-Month EUR-LIBOR	A/S	CME	08/23/47	EUR 9,669,500	80,758	11,734	69,024

						$2,076,985	$11,734	$2,065,251

Total Interest Rate Swaps						($8,051,267)	$185,623	($8,236,890)

Total Swap Agreements						($7,806,123)	$444,158	($8,250,281)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,188,725	$5,188,725	$-	$-
	Corporate Bonds & Notes	1,188,554,125	-	1,188,554,125	-
	Senior Loan Notes	106,069,661	-	106,069,661	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	152,812,188	-	141,980,821	10,831,367
	Collateralized Mortgage Obligations - Residential	395,682,040	-	395,682,040	-
	Fannie Mae	303,764,733	-	303,764,733	-
	Freddie Mac	186,978,248	-	186,978,248	-
	Government National Mortgage Association	290,437,684	-	290,437,684	-

	Total Mortgage-Backed Securities	1,329,674,893	-	1,318,843,526	10,831,367

	Asset-Backed Securities	80,556,015	-	80,556,015	-
	U.S. Government Agency Issues	60,477,435	-	60,477,435	-
	U.S. Treasury Obligations	200,723,463	-	200,723,463	-
	Foreign Government Bonds & Notes	245,051,877	-	245,051,877	-
	Short-Term Investments	292,584,848	-	292,584,848	-
	Derivatives:
	Credit Contracts
	Swaps	8,423,546	-	8,423,546	-
	Foreign Currency Contracts
	Futures	5,237,454	5,237,454	-	-
	Forward Foreign Currency Contracts	4,799,132	-	4,799,132	-
	Purchased Options	1,151,534	-	1,151,534	-

	Total Foreign Currency Contracts	11,188,120	5,237,454	5,950,666

	Interest Rate Contracts
	Futures	7,544,544	7,544,544	-	-
	Purchased Options	436,851	-	436,851	-
	Swaps	2,751,186	-	2,751,186	-

	Total Interest Rate Contracts	10,732,581	7,544,544	3,188,037

	Total Asset - Derivatives	30,344,247	12,781,998	17,562,249	-

	Total Assets	3,539,225,289	17,970,723	3,510,423,199	10,831,367

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(8,178,402)	-	(8,178,402)	-
	Foreign Currency Contracts	-	-	-	-
	Futures	(243,545)	(243,545)	-	-
	Forward Foreign Currency Contracts	(12,152,093)	-	(12,152,093)	-
	Written Options	(209,527)	-	(209,527)	-

	Total Foreign Currency Contracts	(12,605,165)	(243,545)	(12,361,620)	-

	Interest Rate Contracts
	Futures	(27,395,069)	(27,395,069)	-	-
	Written Options	(400,891)	-	(400,891)	-
	Swaps	(10,802,453)	-	(10,802,453)	-

	Total Interest Rate Contracts	(38,598,413)	(27,395,069)	(11,203,344)

	Total Liabilities - Derivatives	(59,381,980)	(27,638,614)	(31,743,366)	-

	Total Liabilities	(59,381,980)	(27,638,614)	(31,743,366)	-

	Total	$3,479,843,309	($9,667,891)	$3,478,679,833	$10,831,367

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.7%

Communications - 0.6%

Sprint Corp 7.875% due 09/15/23	$2,600,000	$2,807,636

Consumer, Cyclical - 0.9%

Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,250,000	1,190,625
Mattel Inc 6.750% due 12/31/25 ~	2,000,000	1,965,000
SRS Distribution Inc 8.250% due 07/01/26 ~	1,075,000	1,056,188

		4,211,813

Consumer, Non-Cyclical - 0.8%

Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	3,851,000	4,128,272

Industrial - 0.4%

GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	1,396,000	1,357,610
Reynolds Group Issuer Inc 5.750% due 10/15/20	484,554	486,371

		1,843,981

Total Corporate Bonds & Notes (Cost $12,990,554)		12,991,702

SENIOR LOAN NOTES - 97.0%

Basic Materials - 3.3%

Aleris International Inc 6.992% (USD LIBOR + 4.750%) due 02/27/23 §	2,493,750	2,542,585
MacDermid Inc Term B6 5.242% (USD LIBOR + 3.000%) due 06/07/23 §	5,768,103	5,797,844
Solenis International LP 6.311% (USD LIBOR + 4.000%) due 12/26/23 § µ	3,990,000	4,027,406
Starfruit Finco B.V Term B (Netherlands) due 09/20/25 µ	4,000,000	4,021,784

		16,389,619

Communications - 9.9%

Altice US Finance I Corp Term B 4.492% (USD LIBOR + 2.250%) due 07/28/25 §	3,680,682	3,677,616
Charter Communications Operating LLC Term B 4.250% (USD LIBOR + 2.000%) due 04/30/25 §	3,453,800	3,462,632
CSC Holdings LLC 4.408% (USD LIBOR + 2.250%) due 07/17/25 §	2,925,000	2,928,048
Term B
4.658% (USD LIBOR + 2.500%)
due 01/25/26 §	2,493,750	2,499,361
iHeartCommunications Inc Term D due 01/30/19 µ Y	2,725,000	2,037,504
Intelsat Jackson Holdings SA Term B3 (Luxembourg) 5.980% (USD LIBOR + 3.750%) due 11/27/23 §	5,000,000	5,026,340
MTN Infrastructure TopCo Inc Term B 5.242% (USD LIBOR + 3.000%) due 11/15/24 §	5,223,750	5,240,889

	Principal Amount	Value
NEP/NCP Holdco Inc 5.492% (USD LIBOR + 3.250%) due 07/21/22 §	$3,973,033	$3,979,656
SBA Senior Finance II LLC Term B due 04/11/25 µ	4,239,375	4,248,651
Sprint Communications Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/24 §	7,892,493	7,917,157
Uber Technologies Term B 5.648% (USD LIBOR + 3.500%) due 07/13/23 §	6,869,849	6,908,492
6.120% (USD LIBOR + 4.000%)
due 04/04/25 §	997,500	1,005,854

		48,932,200

Consumer, Cyclical - 23.8%

24 Hour Fitness Worldwide Inc Term B 5.742% (USD LIBOR + 3.500%) due 05/24/25 §	1,246,875	1,257,265
Altra Industrial Motion Corp Term B due 09/05/25 µ	1,500,000	1,505,625
Bass Pro Group LLC Term B 7.242% (USD LIBOR + 5.000%) due 09/25/24 §	5,498,803	5,561,522
Belk Inc 6.883% (USD LIBOR + 4.750%) due 12/12/22 § µ	2,999,130	2,633,344
BJ’s Wholesale Club Inc 5.148% (USD LIBOR + 3.000%) due 02/03/24 §	2,226,074	2,240,962
Caesars Resort Collection LLC Term B 4.992% (USD LIBOR + 2.750%) due 12/22/24 §	1,985,000	1,997,938
ClubCorp Holdings Inc Term B 5.136% (USD LIBOR + 2.750%) due 09/18/24 §	5,025,609	5,003,621
Delta 2 SARL (Luxembourg) 4.742% (USD LIBOR + 2.500%) due 02/01/24 §	3,000,000	2,978,625
EG Finco Ltd (2nd Lien) (United Kingdom) 10.386% (USD LIBOR + 8.000%) due 04/20/26 §	3,000,000	2,970,000
Federal-Mogul Holdings Corp Term C 5.890% (USD LIBOR + 3.750%) due 04/15/21 §	2,120,637	2,125,497
Flynn Restaurant Group LP 5.742% (USD LIBOR + 3.500%) due 06/27/25 §	3,740,625	3,733,611
(2nd Lien) 9.104% (USD LIBOR + 7.000%) due 06/29/26 §	2,250,000	2,244,375
Garrett LX III SARL Term B (Luxembourg) due 09/30/25 µ	1,000,000	1,002,500
GC EOS Buyer Inc 6.604% (USD LIBOR + 4.500%) due 08/01/25 §	1,500,000	1,508,437
Golden Entertainment Inc 5.250% (USD LIBOR + 3.000%) due 10/20/24 §	3,225,625	3,245,705
Golden Nugget Inc Term B 4.952% (USD LIBOR + 2.750%) due 10/04/23 §	5,120,626	5,148,790
IRB Holding Corp 5.460% (USD LIBOR + 3.250%) due 02/05/25 §	248,750	250,013
K-Mac Holdings Corp 5.415% (USD LIBOR + 3.250%) due 03/14/25 §	1,241,256	1,248,238
(2nd Lien) 8.915% (USD LIBOR + 6.750%) due 03/16/26 §	3,500,000	3,526,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Navistar International Corp Term B 5.640% (USD LIBOR + 3.500%) due 11/06/24 §	$5,223,750	$5,253,071
Neiman Marcus Group Ltd LLC 5.370% (USD LIBOR + 3.250%) due 10/25/20 §	3,989,188	3,710,775
New Red Finance Inc Term B3 (Canada) 4.492% (USD LIBOR + 2.250%) due 02/16/24 §	8,407,743	8,420,506
Nexeo Solutions LLC 5.597% (USD LIBOR + 3.250%) due 06/09/23 §	2,936,757	2,958,049
NPC International Inc 5.576% (USD LIBOR + 3.500%) due 04/19/24 §	4,702,500	4,726,991
(2nd Lien) 9.576% (USD LIBOR + 7.500%) due 04/18/25 §	2,625,000	2,657,812
P.F. Chang’s China Bistro Inc Term B 7.671% (USD LIBOR + 5.000%) due 08/18/22 § µ	5,012,966	5,006,700
Petco Animal Supplies Inc Term B 5.592% (USD LIBOR + 3.250%) due 01/26/23 §	4,009,036	3,263,356
Playa Resorts Holding BV Term B (Netherlands) 4.990% (USD LIBOR + 2.750%) due 04/29/24 §	1,975,022	1,962,473
SeaWorld Parks & Entertainment Inc
Term B2 4.492% (USD LIBOR + 2.250%) due 05/14/20 §	3,438,057	3,440,821
Term B5 5.242% (USD LIBOR + 3.000%) due 03/31/24 §	3,093,478	3,091,820
SIWF Holdings Inc 6.408% (USD LIBOR + 4.250%) due 06/15/25 §	1,645,875	1,654,104
SMG Holdings Inc due 01/23/25 µ	2,244,361	2,259,088
(2nd Lien) 9.242% (USD LIBOR + 7.000%) due 01/23/26 §	2,600,000	2,627,625
Spin Holdco Inc Term B 5.589% (USD LIBOR + 3.250%) due 11/14/22 § µ	6,438,775	6,469,359
SRS Distribution Inc 5.441% (USD LIBOR + 3.250%) due 05/23/25 §	5,750,000	5,708,928
Tacala LLC 5.492% (USD LIBOR + 3.250%) due 01/31/25 §	497,500	500,532
(2nd Lien) 9.242% (USD LIBOR + 7.000%) due 01/30/26 §	2,625,000	2,667,656
William Morris Endeavor Entertainment LLC 5.000% (USD LIBOR + 2.750%) due 05/18/25 §	997,500	997,182

		117,559,166

Consumer, Non-Cyclical - 16.2%

AHP Health Partners Inc 6.742% (USD LIBOR + 4.500%) due 06/30/25 §	1,745,625	1,769,627
Air Medical Group Holdings Inc
Term B1 5.383% (USD LIBOR + 3.250%)	2,206,823	2,177,168
due 04/28/22 §
Term B2 6.415% (USD LIBOR + 4.250%) due 03/14/25 §	3,226,872	3,216,501

	Principal Amount	Value
Air Methods Corp Term B due 04/21/24 µ	$1,350,000	$1,234,575
Albertsons LLC
Term B4 4.992% (USD LIBOR + 2.750%) due 08/25/21 §	1,994,949	1,999,564
Term B6 5.311% (USD LIBOR + 3.000%) due 06/22/23 §	3,369,157	3,373,789
AlixPartners LLP Term B 4.992% (USD LIBOR + 2.750%) due 04/04/24 §	2,984,848	3,001,638
Allied Universal Holdco LLC 6.136% (USD LIBOR + 3.750%) due 07/28/22 §	2,984,694	2,939,923
Alphabet Holding Co Inc 5.742% (USD LIBOR + 3.500%) due 09/26/24 §	2,234,370	2,164,198
(2nd Lien) 9.992% (USD LIBOR + 7.750%) due 09/26/25 §	675,000	607,500
Arterra Wines Canada Inc Term B1 (Canada) 5.088% (USD LIBOR + 2.750%) due 12/15/23 §	2,587,233	2,603,403
Bausch Health Cos Inc Term B (Canada) 5.104% (USD LIBOR + 3.000%) due 06/01/25 §	7,711,434	7,759,630
Change Healthcare Holdings LLC Term B 4.992% (USD LIBOR + 2.750%) due 03/01/24 §	480,169	482,303
Envision Healthcare Corp due 09/26/25 µ	10,000,000	9,951,550
Financial & Risk Holdings Inc due 09/17/25 µ	4,500,000	4,495,581
Garda World Security Corp (Canada) 5.826% (USD LIBOR + 3.500%) due 05/24/24 §	4,818,569	4,846,675
Hearthside Food Solutions LLC Term B 5.242% (USD LIBOR + 3.000%) due 05/23/25 §	1,496,250	1,493,712
Heartland Dental LLC 5.992% (USD LIBOR + 3.750%) due 04/30/25 § µ	3,686,413	3,692,558
Jaguar Holding Co II 4.742% (USD LIBOR + 2.500%) due 08/18/22 §	1,309,628	1,312,083
NVA Holdings Inc Term B3 4.992% (USD LIBOR + 2.750%) due 02/02/25 §	2,489,994	2,488,049
Ortho-Clinical Diagnostics SA Term B due 06/30/25 µ	3,712,500	3,728,078
Pearl Intermediate Parent LLC 2.082% (UNFND + 1.000%) due 02/14/25 §	135,665	133,460
4.915% (USD LIBOR + 2.750%) due 02/14/25 §	1,662,075	1,635,067
Post Holdings Inc Series A 4.220% (USD LIBOR + 2.000%) due 05/24/24 §	5,555	5,562
Prime Security Services Borrower LLC 4.992% (USD LIBOR + 2.750%) due 05/02/22 §	1,674,280	1,684,279
PSC Industrial Holdings Corp 5.908% (USD LIBOR + 3.750%) due 10/03/24 §	1,240,625	1,246,053
(2nd Lien) 10.658% (USD LIBOR + 8.500%) due 10/03/25 §	1,584,000	1,576,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Refresco Group BV Term B3 (Netherlands) 5.564% (USD LIBOR + 3.250%) due 03/28/25 §	$1,750,000	$1,743,438
Shearer’s Foods Inc 6.492% (USD LIBOR + 4.250%) due 06/30/21 §	2,487,047	2,474,611
Trans Union LLC Term B4 4.242% (USD LIBOR + 2.000%) due 06/19/25 §	997,500	1,001,379
Vetcor Professional Practices LLC 5.242% (USD LIBOR + 3.000%) due 07/19/25 §	3,491,250	3,473,794

		80,311,828

Energy - 1.7%

Drillship Hydra Owners Inc Term B 8.000% due 09/20/24	5,634,208	5,937,047
Keane Group Holdings LLC 6.000% due 05/25/25	2,493,750	2,465,695

		8,402,742

Financial - 6.8%

Alliant Holdings I Inc Term B 5.148% (USD LIBOR + 3.000%) due 05/09/25 §	3,636,903	3,648,734
AssuredPartners Inc 5.492% (USD LIBOR + 3.250%) due 10/22/24 § µ	3,735,614	3,746,511
DTZ US Borrower LLC 5.492% (USD LIBOR + 3.250%) due 08/21/25 §	1,750,000	1,758,020
Duff & Phelps Corp Term B 5.492% (USD LIBOR + 3.250%) due 02/13/25 §	6,478,098	6,493,788
FB Income Advisor LLC 4.625% (USD LIBOR + 2.500%) due 08/01/25 §	500,000	504,363
Hub International Ltd Term B 5.335% (USD LIBOR + 3.000%) due 04/25/25 §	4,239,375	4,251,428
NFP Corp Term B 5.242% (USD LIBOR + 3.000%) due 01/08/24 § µ	6,184,353	6,192,083
TKC Holdings Inc 6.000% (USD LIBOR + 3.750%) due 02/01/23 §	2,678,116	2,682,133
USI Inc 5.386% (USD LIBOR + 3.000%) due 05/16/24 §	4,435,113	4,441,451

		33,718,511

Industrial - 26.7%

Accudyne Industries LLC 5.242% (USD LIBOR + 3.000%) due 08/18/24 §	4,528,788	4,553,320
Airxcel Inc (2nd Lien) 10.992% (USD LIBOR + 8.750%) due 04/27/26 §	1,000,000	967,500
Allflex Holdings III Inc 5.586% (USD LIBOR + 3.250%) due 07/20/20 §	5,776,535	5,807,295
Avolon SARL Term B3 4.165% (USD LIBOR + 2.000%) due 01/15/25 §	4,987,500	5,009,330
Brand Energy & Infrastructure Services Inc 6.596% (USD LIBOR + 4.250%) due 06/21/24 §	5,076,445	5,114,518
BWAY Holding Co Term B 5.581% (USD LIBOR + 3.250%) due 04/03/24 §	4,690,625	4,693,557

	Principal Amount	Value
CD& R Hydra Buyer Inc (2nd Lien) 10.242% (USD LIBOR + 8.000%) due 04/25/26 §	$2,000,000	$2,002,500
Consolidated Container Co LLC 4.992% (USD LIBOR + 2.750%) due 05/22/24 §	4,950,094	4,975,616
Cortes NP Acquisition Corp Term B 6.313% (USD LIBOR + 4.000%) due 11/30/23 §	2,000,000	2,011,876
Crosby US Acquisition Corp 5.212% (USD LIBOR + 3.000%) due 11/23/20 §	3,396,152	3,370,681
(2nd Lien) 8.212% (USD LIBOR + 6.000%) due 11/22/21 §	4,000,000	3,967,500
DAE Aviation Holdings Inc 5.990% (USD LIBOR + 3.750%) due 07/07/22 § µ	5,453,487	5,492,441
DiversiTech Holdings Inc 5.240% (USD LIBOR + 3.000%) due 06/03/24 §	1,588,258	1,582,633
(2nd Lien) 9.890% (USD LIBOR + 7.500%) due 06/02/25 §	2,600,000	2,639,000
Engineered Machinery Holdings Inc (2nd Lien) 9.636% (USD LIBOR + 7.250%) due 07/18/25 §	2,672,447	2,669,106
EWT Holdings III Corp 5.242% (USD LIBOR + 3.000%) due 12/20/24 §	4,541,760	4,577,240
Flex Acquisition Co Inc 5.337% (USD LIBOR + 3.000%) due 12/29/23 §	1,170,701	1,171,799
5.751% (USD LIBOR + 3.250%) due 06/29/25 §	3,500,000	3,510,938
Gates Global LLC Term B 4.992% (USD LIBOR + 2.750%) due 04/01/24 §	2,500,613	2,518,390
Gopher Resource LLC due 03/06/25 µ	2,992,481	3,008,377
Klockner-Pentaplast of America Inc Term B2 6.492% (USD LIBOR + 4.250%) due 06/30/22 §	6,931,861	6,754,232
NCI Building Systems Inc 4.242% (USD LIBOR + 2.000%) due 02/07/25 §	847,870	849,459
North American Lifting Holdings Inc 6.886% (USD LIBOR + 4.500%) due 11/27/20 §	2,581,005	2,522,932
Plastipak Packaging Inc Term B 4.750% (USD LIBOR + 2.500%) due 10/14/24 §	5,442,531	5,455,006
Ply Gem Holdings Inc 6.087% (USD LIBOR + 3.750%) due 04/12/25 §	6,234,375	6,282,430
Pro Mach Group Inc Term B 5.133% (USD LIBOR + 3.000%) due 03/07/25 §	3,539,856	3,535,431
Proampac PG Borrower LLC 5.777% (USD LIBOR + 3.500%) due 11/18/23 §	5,226,033	5,254,123
(2nd Lien)
10.810% (USD LIBOR + 8.500%) due 11/18/24 §	1,000,000	1,015,000
Reynolds Group Holdings Inc 4.992% (USD LIBOR + 2.750%) due 02/05/23 §	9,354,528	9,407,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Titan Acquisition Ltd Term B (United Kingdom) 5.242% (USD LIBOR + 3.000%) due 03/28/25 §	$2,985,000	$2,898,948
Transcendia Inc 5.742% (USD LIBOR + 3.500%) due 05/30/24 §	3,465,066	3,452,072
TransDigm Inc
Term E 4.742% (USD LIBOR + 2.500%) due 05/30/25 §	497,500	499,460
Term F 4.742% (USD LIBOR + 2.500%) due 06/09/23 §	8,372,818	8,410,421
Term G 4.742% (USD LIBOR + 2.500%) due 08/22/24 §	3,456,381	3,471,264
Wrangler Buyer Corp Term B 4.992% (USD LIBOR + 2.750%) due 09/27/24 §	2,610,923	2,629,691

		132,081,879

Technology - 7.2%

Applied Systems Inc (2nd Lien) 9.386% (USD LIBOR + 7.000%) due 09/19/25 §	5,031,129	5,155,111
Cypress Intermediate Holdings III Inc (2nd Lien) 8.992% (USD LIBOR + 6.750%) due 04/27/25 §	2,513,750	2,538,103
Kronos Inc (2nd Lien) 10.593% (USD LIBOR + 8.250%) due 11/01/24 §	5,575,000	5,720,474
Mitel Networks Corp Term B (Canada) 5.992% (USD LIBOR + 3.750%) due 09/25/23 §	2,640,469	2,669,073
Rackspace Hosting Inc 5.348% (USD LIBOR + 3.000%) due 11/03/23 §	994,962	983,591
RP Crown Parent LLC Term B 4.992% (USD LIBOR + 2.750%) due 10/12/23 §	3,432,739	3,453,319
Tempo Acquisition LLC 5.242% (USD LIBOR + 3.000%) due 05/01/24 §	4,417,695	4,439,231
Vertafore Inc 5.492% (USD LIBOR + 3.250%) due 07/02/25 §	4,875,000	4,901,549
(2nd Lien) 9.492% (USD LIBOR + 7.250%) due 07/02/26 §	5,500,000	5,549,841

		35,410,292

	Principal Amount	Value
Utilities - 1.4%

Helix Gen Funding LLC Term B 5.992% (USD LIBOR + 3.750%) due 06/02/24 §	$264,030	$248,235
Talen Energy Supply LLC
Term B1 6.242% (USD LIBOR + 4.000%) due 07/15/23 §	2,025,551	2,041,756
Term B2 6.242% (USD LIBOR + 4.000%) due 04/15/24 §	2,963,046	2,982,676
Vistra Operations Co LLC Term B2 4.492% (USD LIBOR + 2.250%) due 12/14/23 §	1,665,594	1,671,737

		6,944,404

Total Senior Loan Notes (Cost $478,634,589)		479,750,641

SHORT-TERM INVESTMENT - 6.4%

Repurchase Agreement - 6.4%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $31,892,142; collateralized by U.S. Treasury Notes: 2.000% due 02/15/25 and value $32,530,309)	31,891,026	31,891,026

Total Short-Term Investment (Cost $31,891,026)		31,891,026

TOTAL INVESTMENTS - 106.1% (Cost $523,516,169)		524,633,369

OTHER ASSETS & LIABILITIES, NET - (6.1%)		(29,720,657)

NET ASSETS - 100.0%		$494,912,712

Notes to Schedule of Investments

(a)	An investment with a value of $2,037,504 or 0.4% of the Fund’s net assets was in default as of September 30, 2018.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Heartland Dental LLC §	$554,348	$555,272	$924
Pearl Intermediate Parent LLC	355,297	349,524	(5,773)

	$909,645	$904,796	($4,849)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$12,991,702	$-	$12,991,702	$-
	Senior Loan Notes	479,750,641	-	479,750,641	-
	Short-Term Investment	31,891,026	-	31,891,026	-
	Unfunded Loan Commitments (1)	904,796	-	904,796	-

	Total	$525,538,165	$-	$525,538,165	$-

(1)	See note (b) in Notes to Schedule of Investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Communications - 0.1%

Answers Corp * Ω ± (Israel)	47,862	$348,914

Consumer, Non-Cyclical - 0.2%

IAP Worldwide Services Inc * Ω ±	121	1,429,850
Millennium Health LLC *	46,636	7,112

		1,436,962

Energy - 0.0%

Nine Point Energy Holdings * Ω ±	1,299	1,442

Financial - 0.6%

RCS Capital Corp *	33,878	3,311,574

Industrial - 0.1%

Ameriforge Group Inc * Ω ±	11,605	649,880

Total Common Stocks (Cost $1,874,946)		5,748,772

	Principal Amount

CORPORATE BONDS & NOTES - 0.1%

Basic Materials - 0.1%

Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	$25,000	21,250
Mercer International Inc (Canada) 5.500% due 01/15/26	20,000	19,650
New Gold Inc (Canada) 6.250% due 11/15/22 ~	110,000	96,800
6.375% due 05/15/25 ~	25,000	20,875

		158,575

Communications - 0.0%

Intelsat Jackson Holdings SA (Luxembourg) 7.500% due 04/01/21	10,000	10,175

Consumer, Cyclical - 0.0%

Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	33,000	32,175
6.875% due 12/15/23 ~	68,000	68,765

		100,940

Consumer, Non-Cyclical - 0.0%

Kinetic Concepts Inc 12.500% due 11/01/21 ~	90,000	99,477

Energy - 0.0%

Nabors Industries Inc 5.750% due 02/01/25	65,000	62,457

Industrial - 0.0%

DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	40,000	39,100
The Hillman Group Inc 6.375% due 07/15/22 ~	86,000	77,830

		116,930

	Principal Amount	Value
Utilities - 0.0%

Clearway Energy Operating LLC 5.000% due 09/15/26	$16,000	$15,400
5.375% due 08/15/24	22,000	22,220

		37,620

Total Corporate Bonds & Notes (Cost $613,487)		586,174

SENIOR LOAN NOTES - 93.1%

Basic Materials - 4.3%

Alpha 3 BV Term B1 (Netherlands) 5.386% (USD LIBOR + 3.000%) due 01/31/24 §	1,566,588	1,574,910
Aruba Investments Inc Term B 5.492% (USD LIBOR + 3.250%) due 02/02/22 §	235,016	235,970
Emerald Performance Materials LLC 5.742% (USD LIBOR + 3.500%) due 08/01/21 §	405,603	409,026
Ferro Corp
Term B1 4.636% (USD LIBOR + 2.250%) due 02/14/24 §	246,263	247,617
Term B2 4.636% (USD LIBOR + 2.250%) due 02/14/24 §	213,711	214,886
Term B3 4.636% (USD LIBOR + 2.250%) due 02/14/24 §	209,164	210,314
Flint Group GmbH Term C (Germany) 5.342% (USD LIBOR + 3.000%) due 09/07/21 §	129,377	123,231
Flint Group US LLC Term B2 5.342% (USD LIBOR + 3.000%) due 09/07/21 §	782,623	745,449
GrafTech Finance Inc Term B 5.742% (USD LIBOR + 3.500%) due 02/12/25 §	2,123,125	2,140,375
Ineos US Finance LLC Term B 4.242% (USD LIBOR + 2.000%) due 03/31/24 §	2,754,188	2,762,150
Invictus US LLC 5.195% (USD LIBOR + 3.000%) due 03/28/25 §	398,000	401,234
Kraton Polymers LLC 4.742% (USD LIBOR + 2.500%) due 03/05/25 §	1,043,561	1,048,453
LTI Holdings Inc due 09/06/25 µ	300,000	301,688
MacDermid Inc Term B6 5.242% (USD LIBOR + 3.000%) due 06/07/23 §	1,018,360	1,023,611
Minerals Technologies Inc Term B 4.463% (USD LIBOR + 2.250%) due 02/14/24 §	1,000,154	1,008,894
Noranda Aluminum Acquisition Corp Term B 0.000% due 02/28/19 * Y Ω ±	559,416	43,131
Orion Engineered Carbons GmbH Term B (Germany) 4.386% (USD LIBOR + 2.000%) due 07/25/24 §	869,833	873,639
Phoenix Services International LLC 5.870% (USD LIBOR + 3.750%) due 03/01/25 §	721,375	730,392
PMHC II Inc 6.151% (USD LIBOR + 3.500%) due 03/31/25 §	298,500	291,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
PQ Corp Term B 4.742% (USD LIBOR + 2.500%) due 02/08/25 §	$2,083,517	$2,088,076
Schenectady International Group Inc due 08/10/25 µ	575,000	576,797
Starfruit Finco BV Term B (Netherlands) due 09/20/25 µ	1,775,000	1,784,667
Tata Chemicals North American Inc Term B 5.188% (USD LIBOR + 2.750%) due 08/07/20 §	661,595	664,489
Trinseo Materials Operating S.C.A. (Luxembourg) 4.242% (USD LIBOR + 2.000%) due 09/09/24 §	1,697,850	1,703,580
Tronox Blocked Borrower LLC Term B 5.242% (USD LIBOR + 3.000%) due 09/22/24 §	562,609	565,364
Tronox Finance LLC Term B 5.242% (USD LIBOR + 3.000%) due 09/22/24 §	1,298,328	1,304,685
Unifrax Corp Term B 5.886% (USD LIBOR + 3.500%) due 04/04/24 §	345,634	350,818
Venator Materials Corp Term B 5.242% (USD LIBOR + 3.000%) due 08/08/24 §	321,750	322,353
Versum Materials Inc 4.386% (USD LIBOR + 2.000%) due 09/29/23 §	367,500	369,720

		24,117,303

Communications - 12.8%

Ancestrycom Operations Inc 5.500% (USD LIBOR + 3.250%) due 10/19/23 §	1,986,102	1,994,533
AppLovin Corp Term B 6.064% (USD LIBOR + 3.750%) due 08/15/25 §	950,000	958,115
Campaign Monitor Finance Property Ltd (Australia) 7.492% (USD LIBOR + 5.250%) due 03/18/21 § Ω ±	560,088	534,156
CenturyLink Inc Term B 4.992% (USD LIBOR + 2.750%) due 01/31/25 § µ	3,507,563	3,488,562
CPI International Inc 5.742% (USD LIBOR + 3.500%) due 07/26/24 §	544,500	546,882
CSC Holdings LLC Term B 4.658% (USD LIBOR + 2.500%) due 01/25/26 §	1,072,313	1,074,725
Cumulus Media New Holdings Inc 6.750% (USD LIBOR + 4.500%) due 05/15/22 §	1,674,537	1,656,474
Digicel International Finance Ltd Term B (Bermuda) 5.570% (USD LIBOR + 3.250%) due 05/28/24 §	1,757,253	1,678,910
EIG Investors Corp 6.061% (USD LIBOR + 3.750%) due 02/09/23 §	3,139,850	3,168,501
Entravision Communications Corp Term B 4.992% (USD LIBOR + 2.750%) due 11/29/24 § µ	1,391,000	1,376,510
Frontier Communications Corp Term B1 6.000% (USD LIBOR + 3.750%) due 06/15/24 §	1,555,313	1,529,553
Getty Images Inc Term B 5.742% (USD LIBOR + 3.500%) due 10/18/19 §	1,427,376	1,419,347
Global Eagle Entertainment Inc 10.020% (USD LIBOR + 7.500%) due 01/06/23 §	697,813	720,491

	Principal Amount	Value
Gray Television Inc Term B 4.354% (USD LIBOR + 2.250%) due 02/07/24 §	$185,467	$186,146
Hubbard Radio LLC Term B 5.250% (USD LIBOR + 3.000%) due 03/28/25 §	527,825	529,585
iHeartCommunications Inc
Term D 8.443% (USD LIBOR + 6.750%) due 01/30/19 * Y §	1,102,586	824,413
Term E 9.193% (USD LIBOR + 7.500%) due 07/30/19 * Y §	354,610	265,071
Infoblox Inc 6.742% (USD LIBOR + 4.500%) due 11/07/23 §	1,787,554	1,803,195
Information Resources Inc 6.567% (USD LIBOR + 4.250%) due 01/18/24 §	1,994,625	2,012,078
Intelsat Jackson Holdings SA Term B4 (Luxembourg) 6.730% (USD LIBOR + 4.500%) due 01/02/24 §	1,300,000	1,371,094
IPC Corp Term B 6.850% (USD LIBOR + 4.500%) due 08/06/21 §	712,274	695,357
JD Power & Associates 6.492% (USD LIBOR + 4.250%) due 09/07/23 §	687,851	692,365
Lamar Media Corp Term B 3.938% (USD LIBOR + 1.750%) due 03/14/25 §	422,875	424,902
Match Group Inc Term B 4.665% (USD LIBOR + 2.500%) due 11/16/22 §	426,563	430,156
Mediacom Illinois LLC Term N 3.920% (USD LIBOR + 1.750%) due 02/15/24 §	410,260	410,773
Numericable Group SA (France) Term B11 4.992% (USD LIBOR + 2.750%) due 07/31/25 §	1,135,625	1,114,332
Term B12 5.846% (USD LIBOR + 3.688%) due 01/31/26 §	496,250	491,288
Ping Identity Corp Term B 5.992% (USD LIBOR + 3.750%) due 01/24/25 §	299,250	299,998
Plantronics Inc Term B 4.742% (USD LIBOR + 2.500%) due 07/02/25 §	850,000	853,055
ProQuest LLC Term B 5.992% (USD LIBOR + 3.750%) due 10/24/21 §	945,950	951,271
Raycom TV Broadcasting LLC Term B 4.492% (USD LIBOR + 2.250%) due 08/23/24 §	891,000	892,671
Red Ventures LLC 6.242% (USD LIBOR + 4.000%) due 11/08/24 §	837,938	849,110
SBA Senior Finance II LLC Term B 4.250% (USD LIBOR + 2.000%) due 04/11/25 §	1,416,138	1,419,237
Shutterfly Inc Term B2 5.000% (USD LIBOR + 2.750%) due 08/17/24 §	448,875	451,063
Sprint Communications Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/24 §	2,117,750	2,124,368
SurveyMonkey Inc 6.750% (USD LIBOR + 4.500%) due 04/13/24 §	1,012,188	1,015,958

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Switch Ltd Term B 4.492% (USD LIBOR + 2.250%) due 06/27/24 §	$222,188	$222,836
TDC AS (Denmark) 5.839% (USD LIBOR + 3.500%) due 05/31/25 §	1,172,063	1,187,153
Telenet Financing USD LLC Term AN 4.408% (USD LIBOR + 2.250%) due 08/15/26 § µ	1,600,000	1,594,667
Telesat Canada Term B4 (Canada) 4.890% (USD LIBOR + 2.500%) due 11/17/23 §	2,838,085	2,849,792
Uber Technologies 5.648% (USD LIBOR + 3.500%) due 07/13/23 §	4,520,312	4,545,738
6.120% (USD LIBOR + 4.000%) due 04/04/25 §	1,221,938	1,232,171
Unitymedia Finance LLC Term D 4.408% (USD LIBOR + 2.250%) due 01/15/26 §	800,000	801,429
Univision Communications Inc Term C5 4.992% (USD LIBOR + 2.750%) due 03/15/24 §	4,617,201	4,496,826
UPC Financing Partnership Term AR 4.658% (USD LIBOR + 2.500%) due 01/15/26 §	1,249,367	1,249,888
Vestcom Parent Holdings Inc 6.242% (USD LIBOR + 4.000%) due 12/19/23 §	1,749,934	1,758,684
Virgin Media Bristol LLC Term K 4.658% (USD LIBOR + 2.500%) due 01/15/26 §	4,500,000	4,512,092
Vivid Seats Ltd 5.742% (USD LIBOR + 3.500%) due 06/30/24 §	864,063	861,902
West Corp 6.242% (USD LIBOR + 4.000%) due 10/10/24 §	918,063	916,469
Term B1 5.742% (USD LIBOR + 3.500%) due 10/10/24 §	199,500	198,164
Ziggo Secured Finance Partnership Term E 4.658% (USD LIBOR + 2.750%) due 04/15/25 §	5,150,000	5,062,290

		71,744,346

Consumer, Cyclical - 13.0%

Altra Industrial Motion Corp Term B due 09/05/25 µ	475,000	476,781
American Axle & Manufacturing Inc Term B 4.462% (USD LIBOR + 2.250%) due 04/06/24 §	1,876,875	1,879,807
American Builders & Contractors Supply Co Inc Term B 4.242% (USD LIBOR + 2.000%) due 10/31/23 § µ	4,576,000	4,569,758
Ascena Retail Group Inc Term B 6.750% (USD LIBOR + 4.500%) due 08/21/22 §	1,113,319	1,076,904
Bass Pro Group LLC Term B 7.242% (USD LIBOR + 5.000%) due 09/25/24 §	792,000	801,034
BJ’s Wholesale Club Inc 5.148% (USD LIBOR + 3.000%) due 02/03/24 §	556,302	560,023
Boyd Gaming Corp Term B3 4.417% (USD LIBOR + 2.500%) due 09/15/23 §	2,135,745	2,148,961
CDS US Intermediate Holdings Inc 6.136% (USD LIBOR + 3.750%) due 07/08/22 §	798,544	788,362

	Principal Amount	Value
CityCenter Holdings LLC Term B 4.492% (USD LIBOR + 2.250%) due 04/18/24 §	$3,490,682	$3,498,784
ClubCorp Holdings Inc Term B 5.136% (USD LIBOR + 2.750%) due 09/18/24 §	1,468,902	1,462,476
Core & Main LP Term B 5.317% (USD LIBOR + 3.000%) due 08/01/24 §	645,125	648,447
Crown Finance US Inc 4.742% (USD LIBOR + 2.500%) due 02/28/25 § µ	3,191,500	3,189,949
CS Intermediate Holdco 2 LLC Term B 4.242% (USD LIBOR + 2.000%) due 11/02/23 §	258,398	259,568
David’s Bridal Inc Term B 6.320% (USD LIBOR + 4.000%) due 10/11/19 §	1,183,124	1,055,347
Delta 2 SARL (Luxembourg) 4.742% (USD LIBOR + 2.500%) due 02/01/24 §	2,114,607	2,099,540
DexKo Global Inc 5.742% (USD LIBOR + 3.500%) due 07/24/24 § µ	1,719,572	1,728,527
Eldorado Resorts LLC Term B 4.408% (USD LIBOR + 2.250%) due 04/17/24 §	1,814,526	1,825,845
Evergreen Acqco 1 LP 6.097% (USD LIBOR + 3.750%) due 07/09/19 §	1,987,224	1,948,308
EXC Holdings III Corp 5.886% (USD LIBOR + 3.500%) due 12/02/24 §	397,000	400,722
Federal-Mogul Holdings Corp Term C 5.890% (USD LIBOR + 3.750%) due 04/15/21 §	4,088,906	4,098,278
Four Seasons Hotels Ltd (Canada) 4.242% (USD LIBOR + 2.000%) due 11/30/23 § µ	4,771,045	4,780,844
Garrett LX III SARL Term B (Luxembourg) due 09/30/25 µ	175,000	175,437
Golden Nugget Inc Term B 4.952% (USD LIBOR + 2.750%) due 10/04/23 §	1,979,263	1,990,149
GVC Holdings PLC Term B2 (Isle Of Man) 4.742% (USD LIBOR + 2.500%) due 03/29/24 §	895,500	900,351
Hayward Industries Inc 5.742% (USD LIBOR + 3.500%) due 08/05/24 §	371,250	374,034
Horizon Global Corp Term B 8.242% (USD LIBOR + 6.000%) due 06/30/21 §	897,088	876,903
IRB Holding Corp 5.460% (USD LIBOR + 3.250%) due 02/05/25 §	696,500	700,037
J. Crew Group Inc Term B 5.317% (USD LIBOR + 3.000%) due 03/05/21 § Ω ±	2,338,978	1,896,443
Kasima LLC Term B 4.784% (USD LIBOR + 2.500%) due 05/17/21 §	119,669	120,467
L&W Inc Term B 6.212% (USD LIBOR + 4.000%) due 05/22/25 §	498,750	503,426
Las Vegas Sands LLC Term B 3.992% (USD LIBOR + 1.750%) due 03/27/25 §	646,750	646,971
Libbey Glass Inc Term B 5.133% (USD LIBOR + 3.000%) due 04/09/21 §	1,228,031	1,228,798

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Live Nation Entertainment Inc Term B3 4.000% (USD LIBOR + 1.750%) due 10/31/23 §	$1,944,590	$1,950,655
Neiman Marcus Group Ltd LLC 5.370% (USD LIBOR + 3.250%) due 10/25/20 §	1,045,187	972,241
New Red Finance Term B3 (Canada) 4.492% (USD LIBOR + 2.250%) due 02/16/24 §	3,940,308	3,946,290
Party City Holdings Inc Term B 5.139% (USD LIBOR + 2.750%) due 08/19/22 §	678,727	684,181
PetSmart Inc Term B2 5.120% (USD LIBOR + 3.000%) due 03/11/22 §	2,240,933	1,972,955
Playa Resorts Holding BV Term B (Netherlands) 4.990% (USD LIBOR + 2.750%) due 04/29/24 §	1,599,310	1,589,148
Seminole Hard Rock Entertainment Inc Term B 5.087% (USD LIBOR + 2.750%) due 05/14/20 §	213,750	214,819
Serta Simmons Bedding LLC 5.610% (USD LIBOR + 3.500%) due 11/08/23 §	4,360,230	3,962,359
Sesac Holdco II LLC 5.242% (USD LIBOR + 3.000%) due 02/23/24 §	344,750	344,319
SMG Holdings Inc 5.242% (USD LIBOR + 3.000%) due 01/23/25 § µ	599,000	602,931
Stars Group Holdings BV (Netherlands) 5.886% (USD LIBOR + 3.500%) due 07/10/25 §	2,543,625	2,568,583
Steinway Musical Instruments Inc Term B 5.908% (USD LIBOR + 3.750%) due 02/13/25 §	721,375	723,178
Tenneco Inc due 06/18/25 µ	2,250,000	2,251,042
TI Group Automotive Systems LLC 4.742% (USD LIBOR + 2.500%) due 06/30/22 §	837,732	841,397
Travel Leaders Group LLC Term B 6.158% (USD LIBOR + 4.000%) due 01/25/24 §	573,563	581,091
Tropicana Entertainment Inc 7.250% (PRIME + 2.000%) due 11/27/20 §	63,000	63,157
Wastequip LLC 5.712% (USD LIBOR + 3.500%) due 03/20/25 §	99,500	100,091
Wyndham Hotels & Resorts Inc Term B 3.992% (USD LIBOR + 1.750%) due 05/30/25 §	800,000	803,400

		72,883,118

Consumer, Non-Cyclical - 22.0%

Acadia Healthcare Co Inc Term B4 4.742% (USD LIBOR + 2.500%) due 02/16/23 §	2,815,226	2,837,849
ADMI Corp Term B 5.492% (USD LIBOR + 3.250%) due 04/30/25 §	1,072,313	1,079,014
Adtalem Global Education Inc Term B 5.242% (USD LIBOR + 3.000%) due 04/11/25 §	249,375	251,557
Akorn Inc Term B 7.000% (USD LIBOR + 4.750%) due 04/16/21 §	696,598	676,571

	Principal Amount	Value
Albany Molecular Research Inc 5.492% (USD LIBOR + 3.250%) due 08/30/24 §	$668,250	$670,129
Albertsons LLC
Term B4 4.992% (USD LIBOR + 2.750%) due 08/25/21 §	3,218,135	3,225,579
Term B6 5.311% (USD LIBOR + 3.000%) due 06/22/23 §	1,462,961	1,464,973
AlixPartners LLP Term B 4.992% (USD LIBOR + 2.750%) due 04/04/24 §	198,990	200,109
Alkermes Inc Term B 4.380% (USD LIBOR + 2.250%) due 03/23/23 §	401,678	403,938
Alliance Healthcare Services Inc Term B 6.742% (USD LIBOR + 4.500%) due 10/24/23 § µ	837,344	843,624
Alphabet Holding Co Inc 5.742% (USD LIBOR + 3.500%) due 09/26/24 §	2,004,750	1,941,789
American Seafoods Group LLC 5.000% (USD LIBOR + 2.750%) due 08/21/23 §	116,979	116,687
Amneal Pharmaceuticals LLC Term B 5.750% (USD LIBOR + 3.500%) due 05/04/25 §	2,867,148	2,897,611
Arbor Pharmaceuticals Inc Term B 7.485% (USD LIBOR + 5.000%) due 07/05/23 §	1,935,775	1,951,101
Argon Medical Devices Inc Term B 5.992% (USD LIBOR + 3.750%) due 01/23/25 §	796,000	802,343
ASGN Inc Term B2 4.242% (USD LIBOR + 2.000%) due 04/02/25 §	382,968	384,357
Avantor Inc 6.242% (USD LIBOR + 4.000%) due 11/21/24 §	2,034,625	2,060,965
Bausch Health Cos Inc Term B (Canada) 5.104% (USD LIBOR + 3.000%) due 06/01/25 §	5,617,567	5,652,677
BioClinica Inc 6.625% (USD LIBOR + 4.250%) due 10/20/23 §	1,520,720	1,444,684
BW NHHC Holdco Inc 7.158% (USD LIBOR + 5.000%) due 05/15/25 §	623,438	612,917
Carestream Dental Equiment Inc 5.636% (USD LIBOR + 3.250%) due 09/01/24 § µ	1,321,750	1,321,199
CHG Healthcare Services Inc Term B 5.306% (USD LIBOR + 3.000%) due 06/07/23 §	2,206,474	2,220,953
CHG PPC Parent LLC Term B 4.992% (USD LIBOR + 2.750%) due 03/31/25 §	399,000	399,873
Coinamatic Canada Inc (Canada) 5.492% (USD LIBOR + 3.250%) due 05/14/22 §	244,399	246,232
Community Health Systems Inc Term H 5.563% (USD LIBOR + 3.250%) due 01/27/21 §	3,057,480	3,019,262
Concentra Inc 4.860% (USD LIBOR + 2.750%) due 06/01/22 §	679,010	682,405
Convatec Inc Term B 4.636% (USD LIBOR + 2.250%) due 10/31/23 §	369,375	371,222

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
CPI Holdco LLC 5.886% (USD LIBOR + 3.500%) due 03/21/24 §	$493,437	$497,137
Crossmark Holdings Inc 5.886% (USD LIBOR + 3.500%) due 12/20/19 §	355,214	203,064
CryoLife Inc Term B 6.386% (USD LIBOR + 4.000%) due 11/14/24 §	421,813	427,085
Del Monte Foods Inc 5.565% (USD LIBOR + 3.250%) due 02/18/21 §	1,029,025	951,419
Dhanani Group Inc Term B 5.992% (USD LIBOR + 3.750%) due 06/27/25 §	374,063	374,530
Diplomat Pharmacy Inc Term B 6.750% (USD LIBOR + 4.500%) due 12/20/24 §	403,750	407,114
DJO Finance LLC 5.540% (USD LIBOR + 3.250%) due 06/08/20 §	1,697,500	1,699,798
Dole Food Co Inc Term B 4.960% (USD LIBOR + 2.750%) due 04/06/24 §	1,041,406	1,042,220
EAB Global Inc 6.253% (USD LIBOR + 3.750%) due 11/15/24 §	1,094,500	1,089,027
Electro Rent Corp 7.190% (USD LIBOR + 5.000%) due 01/31/24 §	1,812,885	1,837,812
Element Materials Technology Group US Holdings Inc Term B 5.742% (USD LIBOR + 3.500%) due 06/28/24 §	322,563	324,982
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 6.500% (USD LIBOR + 4.250%) due 04/29/24 §	4,377,131	4,415,431
Envision Healthcare Corp Term B 5.250% (USD LIBOR + 3.000%) due 12/01/23 §	2,654,865	2,658,168
Equian LLC Term B 5.462% (USD LIBOR + 3.250%) due 05/20/24 §	370,933	373,251
Financial & Risk Holdings Inc due 09/17/25 µ	700,000	699,313
Garda World Security Corp (Canada) 5.826% (USD LIBOR + 3.500%) due 05/24/24 §	1,184,060	1,190,967
Gentiva Health Services Inc 6.000% (USD LIBOR + 3.750%) due 07/02/25 §	1,270,588	1,287,265
GHX Ultimate Parent Corp 5.636% (USD LIBOR + 3.250%) due 06/28/24 §	692,746	696,210
Global Payments Inc Term B3 3.992% (USD LIBOR + 1.750%) due 04/21/23 §	292,496	293,358
Greatbatch Ltd Term B 5.140% (USD LIBOR + 3.000%) due 10/27/22 §	2,385,246	2,403,987
Grifols Worldwide Operations USA Inc 4.417% (USD LIBOR + 2.250%) due 01/31/25 §	2,068,500	2,081,428
Hearthside Food Solutions LLC Term B 5.242% (USD LIBOR + 3.000%) due 05/23/25 §	448,875	448,114
HLF Financing SARL Term B (Cayman) 5.492% (USD LIBOR + 3.250%) due 08/09/25 §	650,000	655,890
Horizon Pharma Inc 5.500% (USD LIBOR + 3.250%) due 03/29/24 §	2,109,906	2,129,686

	Principal Amount	Value
IAP Worldwide Services Inc 1.464% (USD LIBOR + 0.750%) due 07/18/19 § Ω ±	$67,948	$68,322
(2nd Lien) 8.886% (USD LIBOR + 6.500%) due 07/18/19 § Ω ±	900,237	729,912
Indivior Finance SARL Term B (Luxembourg) 6.850% (USD LIBOR + 4.500%) due 12/18/22 §	457,514	455,799
Jaguar Holding Co II 4.742% (USD LIBOR + 2.500%) due 08/18/22 § µ	6,557,950	6,570,246
JBS USA LLC Term B 4.844% (USD LIBOR + 2.500%) due 10/30/22 §	4,448,948	4,462,851
KIK Custom Products Inc Term B (Canada) 6.242% (USD LIBOR + 4.000%) due 05/15/23 §	2,234,890	2,227,206
Kinetic Concepts Inc Term B 5.636% (USD LIBOR + 3.250%) due 02/02/24 §	1,629,375	1,641,392
KUEHG Corp 6.136% (USD LIBOR + 3.750%) due 02/21/25 §	2,227,327	2,242,083
LegalZoom.com Inc 6.462% (USD LIBOR + 4.250%) due 11/21/24 §	620,246	630,325
LSC Communications Inc Term B 7.742% (USD LIBOR + 5.500%) due 09/30/22 §	550,000	554,125
Mallinckrodt International Finance SA (Luxembourg)
Term B 5.136% (USD LIBOR + 2.750%) due 09/24/24 §	2,612,469	2,599,950
5.517% (USD LIBOR + 3.000%) due 02/24/25 §	721,375	722,896
MedPlast Holdings Inc 6.087% (USD LIBOR + 3.750%) due 07/02/25 §	300,000	303,750
Monitronics International Inc Term B2 7.886% (USD LIBOR + 5.500%) due 09/30/22 §	1,829,920	1,789,318
MPH Acquisition Holdings LLC Term B 5.136% (USD LIBOR + 2.750%) due 06/07/23 §	1,341,153	1,345,239
Nomad Foods Europe Midco Ltd Term B4 (United Kingdom) 4.408% (USD LIBOR + 2.250%) due 05/15/24 §	1,375,000	1,370,989
One Call Corp Term B 7.384% (USD LIBOR + 5.250%) due 11/25/22 §	1,239,427	1,179,262
Ortho-Clinical Diagnostics SA Term B 5.492% (USD LIBOR + 3.250%) due 06/30/25 §	2,862,144	2,874,154
Parexel International Corp Term B 4.992% (USD LIBOR + 2.750%) due 09/27/24 §	2,202,750	2,192,423
PharMerica Corp 5.648% (USD LIBOR + 3.500%) due 12/06/24 §	671,625	676,662
Pinnacle Foods Finance LLC Term B 3.854% (USD LIBOR + 1.750%) due 02/02/24 §	373,957	374,552
Post Holdings Inc Series A 4.220% (USD LIBOR + 2.000%) due 05/24/24 §	1,012,188	1,013,579
Prestige Brands Inc Term B4 4.242% (USD LIBOR + 2.000%) due 01/26/24 §	1,555,488	1,557,190

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Prime Security Services Borrower LLC Term B due 05/02/22 µ	$500,000	$502,986
Prometric Holdings Inc 5.250% (USD LIBOR + 3.000%) due 01/29/25 §	248,750	249,165
Prospect Medical Holdings Inc Term B 7.625% (USD LIBOR + 5.500%) due 02/22/24 §	970,125	981,039
PSC Industrial Holdings Corp 5.908% (USD LIBOR + 3.750%) due 10/03/24 §	595,500	598,105
R1 RCM Inc 7.428% (USD LIBOR + 5.250%) due 05/08/25 §	350,000	350,875
RadNet Inc 6.090% (USD LIBOR + 3.750%) due 06/30/23 §	926,883	934,704
Restaurant Technologies Inc due 09/21/25 µ	125,000	125,703
Select Medical Corp Term B 4.901% (USD LIBOR + 2.750%) due 03/01/21 §	3,964,625	3,996,838
ServiceMaster Co Term B 4.742% (USD LIBOR + 2.500%) due 11/08/23 §	740,712	744,690
SGS Cayman LP Term B (Cayman) 7.761% (USD LIBOR + 5.375%) due 04/23/21 §	163,144	156,108
Sound Inpatient Physicians 5.242% (USD LIBOR + 3.000%) due 06/27/25 §	299,250	301,588
Supervalu Inc 5.742% (USD LIBOR + 3.500%) due 06/08/24 §	163,594	164,023
Term B 5.742% (USD LIBOR + 3.500%) due 06/08/24 §	272,656	273,372
Surgery Center Holdings Inc Term B 5.570% (USD LIBOR + 3.250%) due 09/02/24 § µ	1,841,500	1,845,413
Sutherland Global Services Inc Term B 7.761% (USD LIBOR + 5.375%) due 04/23/21 §	700,856	670,632
Syneos Health Inc Term B 4.242% (USD LIBOR + 2.000%) due 08/01/24 §	312,750	313,706
Syniverse Holdings Inc 7.148% (USD LIBOR + 5.000%) due 03/09/23 §	820,875	824,209
Team Health Holdings Inc 4.992% (USD LIBOR + 2.750%) due 02/06/24 §	1,255,875	1,222,908
Trans Union LLC Term B4 4.242% (USD LIBOR + 2.000%) due 06/19/25 §	274,313	275,379
US Anesthesia Partners Inc 5.242% (USD LIBOR + 3.000%) due 06/23/24 §	1,186,363	1,194,705
US Foods Inc Term B 4.242% (USD LIBOR + 2.000%) due 06/27/23 §	1,507,215	1,513,809
Verscend Holding Corp Term B 6.742% (USD LIBOR + 4.500%) due 08/27/25 §	950,000	955,344
WASH Multifamily Laundry Systems LLC 5.492% (USD LIBOR + 3.250%) due 05/14/22 §	1,493,800	1,505,004
Wink Holdco Inc Term B 5.242% (USD LIBOR + 3.000%) due 12/02/24 §	397,000	396,256

	Principal Amount	Value
Worldpay LLC
Term B3 3.884% (USD LIBOR + 1.750%) due 10/14/23 §	$184,006	$184,595
Term B4 3.884% (USD LIBOR + 1.750%) due 08/09/24 §	348,250	349,273

		124,179,530

Diversified - 0.5%

Stena International SARL Term B (Luxembourg) 5.390% (USD LIBOR + 3.000%) due 03/03/21 §	1,217,625	1,194,795
Travelport Finance SARL Term B (Luxembourg) 4.814% (USD LIBOR + 2.500%) due 03/17/25 §	1,616,295	1,618,719

		2,813,514

Energy - 2.8%

Apergy Corp 4.750% (USD LIBOR + 2.500%) due 05/09/25 §	214,157	216,229
Apro LLC Term B 6.200% (USD LIBOR + 4.000%) due 08/08/24 §	218,625	219,718
Citgo Petroleum Corp Term B 5.837% (USD LIBOR + 3.500%) due 07/29/21 §	4,925,824	4,938,139
Delek US Holdings Inc Term B 4.742% (USD LIBOR + 2.500%) due 03/31/25 §	298,500	300,117
Fieldwood Energy LLC 7.492% (USD LIBOR + 5.250%) due 04/11/22 §	2,919,795	2,945,343
Granite Acquisition Inc
Term B 5.837% (USD LIBOR + 3.500%) due 12/19/21 §	2,038,859	2,058,186
Term C 5.886% (USD LIBOR + 3.500%) due 12/19/21 §	92,720	93,599
Green Plains Renewable Energy Inc Term B 7.750% (USD LIBOR + 5.500%) due 08/18/23 §	841,500	853,071
Lotus Midstream LLC Term B due 09/25/25 µ	150,000	151,312
McDermott Technology Americas Inc 7.242% (USD LIBOR + 5.000%) due 05/10/25 §	746,250	756,697
MEG Energy Corp Term B (Canada) 5.750% (USD LIBOR + 3.500%) due 12/31/23 §	448,336	448,897
Murray Energy Corp Term B2 9.492% (USD LIBOR + 7.250%) due 10/17/22 §	1,506,250	1,383,397
Oxbow Carbon LLC Term B 5.742% (USD LIBOR + 3.500%) due 01/04/23 §	529,375	535,992
Sonneborn LLC 6.092% (USD LIBOR + 3.750%) due 12/10/20 §	280,301	284,506
Sonneborn Refined Products BV (Netherlands) 6.092% (USD LIBOR + 3.750%) due 12/10/20 §	49,465	50,207
Ultra Resources Inc 5.165% (USD LIBOR + 3.000%) due 04/12/24 §	900,000	817,875

		16,053,285

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Financial - 13.0%

Advisor Group Inc 5.908% (USD LIBOR + 3.750%) due 08/15/25 §	$350,000	$352,406
Alliant Holdings I Inc Term B 5.148% (USD LIBOR + 3.000%) due 05/09/25 §	1,289,628	1,293,823
AmWINS Group Inc Term B 4.965% (USD LIBOR + 2.750%) due 01/25/24 §	1,750,296	1,757,173
Aretec Group Inc
(2nd Lien) 5.875% due 05/23/21 § µ	1,892,024	1,898,330
Term B1 8.500% (PRIME + 3.250%) due 11/23/20 §	1,462,773	1,470,087
Asurion LLC
(2nd Lien) 8.742% (USD LIBOR + 6.500%) due 08/04/25 §	1,925,000	1,983,150
Term B4 5.242% (USD LIBOR + 3.000%) due 08/04/22 §	2,821,749	2,848,643
Term B6 5.242% (USD LIBOR + 3.000%) due 11/03/23 §	1,964,369	1,980,534
Blackhawk Network Holdings Inc 5.386% (USD LIBOR + 3.000%) due 06/15/25 §	498,750	502,543
Brookfield Property Inc Term B 4.742% (USD LIBOR + 1.500%) due 08/27/25 §	600,000	597,643
Cetera Financial Group Inc due 08/15/25 µ	725,000	729,531
Citco Funding LLC 5.242% (USD LIBOR + 3.000%) due 03/31/22 §	3,164,495	3,179,330
Delos Finance SARL Term B (Luxembourg) 4.136% (USD LIBOR + 1.750%) due 10/06/23 §	2,000,000	2,010,358
Ditech Holding Corp 8.242% (USD LIBOR + 6.000%) due 06/30/22 §	1,981,838	1,874,076
DTZ US Borrower LLC Term B 5.492% (USD LIBOR + 3.250%) due 08/21/25 §	3,475,000	3,490,926
Duff & Phelps Corp due 02/13/25 µ	1,246,867	1,249,887
EIG Management Co LLC Term B 6.060% (USD LIBOR + 3.750%) due 02/22/25 §	224,438	225,840
ESH Hospitality Inc Term B 4.242% (USD LIBOR + 2.000%) due 08/30/23 §	5,456,605	5,463,000
Flying Fortress Inc Term B 4.136% (USD LIBOR + 1.750%) due 10/30/22 §	2,513,333	2,529,303
Focus Financial Partners LLC 4.742% (USD LIBOR + 2.500%) due 07/03/24 §	1,172,063	1,176,702
Franklin Square Holdings LP Term B 4.625% (USD LIBOR + 2.500%) due 08/01/25 §	325,000	327,836
Freedom Mortgage Corp 6.992% (USD LIBOR + 4.750%) due 02/23/22 §	2,770,517	2,795,914
Greenhill & Co Inc 5.952% (USD LIBOR + 3.750%) due 10/12/22 §	842,188	853,768

	Principal Amount	Value
GreenSky Holdings LLC Term B 5.500% (USD LIBOR + 3.250%) due 03/29/25 §	$1,169,125	$1,174,971
GTCR Valor Cos Inc Term B1 5.636% (USD LIBOR + 3.250%) due 06/16/23 §	1,296,595	1,305,995
Guggenheim Partners LLC 4.992% (USD LIBOR + 2.750%) due 07/21/23 §	2,221,605	2,238,822
Harbourvest Partners LLC Term B 4.408% (USD LIBOR + 2.250%) due 03/01/25 §	1,603,174	1,607,515
Henry Co LLC Term B 6.242% (USD LIBOR + 4.000%) due 10/05/23 §	221,559	223,082
Hub International Ltd Term B 5.335% (USD LIBOR + 3.000%) due 04/25/25 §	3,042,375	3,051,024
IG Investment Holdings LLC 5.802% (USD LIBOR + 3.500%) due 05/23/25 §	1,204,566	1,214,353
Iron Mountain Inc Term B 3.992% (USD LIBOR + 1.750%) due 01/02/26 §	696,500	689,245
LPL Holdings Inc Term B 4.424% (USD LIBOR + 2.250%) due 09/23/24 §	1,185,896	1,189,602
LSF9 Atlantis Holdings LLC 8.120% (USD LIBOR + 6.000%) due 05/01/23 §	981,862	950,565
MGM Growth Properties Operating Partnership LP Term B 4.242% (USD LIBOR + 2.000%) due 03/21/25 § µ	5,355,334	5,368,246
MIP Delaware LLC Term B1 5.386% (USD LIBOR + 3.000%) due 03/09/20 §	121,676	122,132
Ocwen Financial Corp Term B 7.165% (USD LIBOR + 5.000%) due 12/05/20 §	179,011	180,242
Oz Management LP 6.938% (USD LIBOR + 4.750%) due 04/11/23 §	320,000	322,400
RE/MAX International Inc Term B 4.992% (USD LIBOR + 2.750%) due 12/15/23 §	1,739,061	1,747,756
Realogy Group LLC Term B due 02/08/25 µ	1,994,975	2,003,952
RHP Hotel Properties LP Term B 4.340% (USD LIBOR + 2.000%) due 05/11/24 §	865,799	867,639
Sedgwick Claims Management Services Inc 4.992% (USD LIBOR + 2.750%) due 03/01/21 §	920,195	921,729
USI Inc 5.386% (USD LIBOR + 3.000%) due 05/16/24 §	1,881,000	1,883,688
Victory Capital Holdings Inc Term B 5.136% (USD LIBOR + 2.750%) due 02/12/25 §	213,889	214,869
Virtus Investment Partners Inc 4.604% (USD LIBOR + 2.500%) due 06/01/24 §	457,544	460,404
Walker & Dunlop Inc Term B 5.242% (USD LIBOR + 3.000%) due 12/11/20 §	2,939,120	2,961,164
Werner FinCo LP 6.104% (USD LIBOR + 4.000%) due 07/24/24 §	1,142,121	1,142,835

		72,433,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Industrial - 13.7%

Accudyne Industries LLC 5.242% (USD LIBOR + 3.000%) due 08/18/24 §	$543,909	$546,855
Apex Tool Group LLC Term B 5.992% (USD LIBOR + 3.750%) due 02/01/22 §	1,987,031	1,995,369
Atkore International Inc 5.140% (USD LIBOR + 2.750%) due 12/22/23 §	322,563	324,256
Avolon SARL Term B3 4.165% (USD LIBOR + 2.000%) due 01/15/25 §	4,008,310	4,025,855
Berlin Packaging LLC 5.160% (USD LIBOR + 3.000%) due 11/07/25 § µ	1,149,625	1,151,152
Brand Energy & Infrastructure Services Inc 6.596% (USD LIBOR + 4.250%) due 06/21/24 §	741,367	746,928
Brookfield WEC Holdings Inc 5.992% (USD LIBOR + 3.750%) due 08/01/25 §	1,400,000	1,418,521
BWAY Holding Co Term B 5.581% (USD LIBOR + 3.250%) due 04/03/24 §	592,500	592,870
Celestica Inc Term B (Canada) 4.230% (USD LIBOR + 2.000%) due 06/14/25 §	250,000	250,000
Clark Equipment Co Term B 4.371% (USD LIBOR + 2.000%) due 05/18/24 §	996,568	999,293
Consolidated Container Co LLC 4.992% (USD LIBOR + 2.750%) due 05/22/24 §	643,512	646,830
CPG International Inc 6.251% (USD LIBOR + 3.750%) due 05/03/24 §	1,922,152	1,936,968
CPM Holdings Inc Term B 5.742% (USD LIBOR + 3.500%) due 04/11/22 §	477,791	480,478
Crown Americas LLC Term B 4.163% (USD LIBOR + 2.000%) due 04/03/25 §	523,688	527,124
CTC AcquiCo GmbH Term B2 (Germany) 5.565% (USD LIBOR + 3.250%) due 03/07/25 §	975,000	972,562
Dayco Products LLC Term B 6.563% (USD LIBOR + 4.250%) due 05/19/23 §	636,658	642,627
Delachaux SA Term B2 (France) 5.884% (USD LIBOR + 3.500%) due 10/28/21 §	317,878	321,851
DXP Enterprises Inc Term B 6.992% (USD LIBOR + 4.750%) due 08/29/23 §	420,750	423,906
Dynacast International LLC Term B2 5.636% (USD LIBOR + 3.250%) due 01/28/22 §	875,880	879,690
Energizer Holdings Inc Term B due 06/20/25 µ	325,000	328,250
EnergySolutions LLC Term B 6.136% (USD LIBOR + 3.750%) due 05/09/25 § µ	1,745,625	1,760,899
Engineered Machinery Holdings Inc 5.636% (USD LIBOR + 3.250%) due 07/19/24 §	272,938	269,867
EWT Holdings III Corp 5.242% (USD LIBOR + 3.000%) due 12/20/24 §	2,434,067	2,453,082

	Principal Amount	Value
Expera Specialty Solutions LLC Term B 6.335% (USD LIBOR + 4.250%) due 11/03/23 §	$636,526	$637,321
sFiltration Group Corp 5.242% (USD LIBOR + 3.000%) due 03/29/25 § µ	2,990,000	3,012,736
Flex Acquisition Co Inc 5.337% (USD LIBOR + 3.000%) due 12/29/23 §	2,913,125	2,915,857
5.751% (USD LIBOR + 3.250%) due 06/29/25 §	900,000	902,812
FrontDoor Inc Term B 4.750% (USD LIBOR + 2.500%) due 08/14/25 §	300,000	302,625
Gardner Denver Inc Term B 4.992% (USD LIBOR + 2.750%) due 07/30/24 §	877,827	884,208
Gates Global LLC Term B 4.992% (USD LIBOR + 2.750%) due 04/01/24 §	3,251,841	3,274,958
Gemini HDPE LLC Term B 4.850% (USD LIBOR + 2.500%) due 08/07/24 §	354,784	357,297
GFL Environmental Inc Term B (Canada) 5.136% (USD LIBOR + 2.750%) due 05/30/25 §	1,330,919	1,334,246
Global Brass & Copper Inc Term B 4.750% (USD LIBOR + 2.500%) due 05/29/25 §	514,500	517,394
Hamilton Holdco LLC Term B (Australia) 4.340% (USD LIBOR + 2.000%) due 07/02/25 §	523,688	525,324
Hanjin International Corp Term B 4.833% (USD LIBOR + 2.500%) due 10/18/20 §	425,000	425,664
IBC Capital Ltd (Cayman) 6.087% (USD LIBOR + 3.750%) due 09/11/23 §	373,125	376,157
Milacron LLC Term B 4.742% (USD LIBOR + 2.500%) due 09/28/23 §	1,593,904	1,595,565
Multi Color Corp Term B 4.492% (USD LIBOR + 2.250%) due 10/31/24 §	272,938	274,643
Neenah Foundry Co 8.744% (USD LIBOR + 6.500%) due 12/13/22 §	673,750	670,381
Paladin Brands Holding Inc Term B 7.886% (USD LIBOR + 5.500%) due 08/15/22 §	1,027,059	1,030,910
Pelican Products Inc 5.604% (USD LIBOR + 3.500%) due 05/01/25 §	374,063	374,939
Penn Engineering & Manufacturing Corp Term B 4.992% (USD LIBOR + 2.750%) due 06/27/24 §	692,487	698,962
Quikrete Holdings Inc 4.992% (USD LIBOR + 2.750%) due 11/15/23 §	2,556,752	2,564,264
Reynolds Group Holdings Inc 4.992% (USD LIBOR + 2.750%) due 02/05/23 §	3,982,448	4,005,124
Robertshaw US Holding Corp 5.750% (USD LIBOR + 3.500%) due 02/28/25 §	497,500	494,702
Shape Technologies Group Inc 5.227% (USD LIBOR + 3.000%) due 04/21/25 §	149,625	149,719
SIG Combibloc US Acquisition Inc 7.000% (PRIME + 1.750%) due 03/13/22 §	2,630,952	2,639,174

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Southwire Co Term B 4.158% (USD LIBOR + 2.000%) due 05/15/25 §	$374,063	$376,354
Spectrum Holdings III Corp 5.492% (USD LIBOR + 3.250%) due 01/31/25 §	294,271	292,616
Summit Materials Cos I LLC Term B 4.218% (USD LIBOR + 2.000%) due 11/21/24 §	1,290,250	1,293,476
Tecomet Inc 5.620% (USD LIBOR + 3.500%) due 05/01/24 §	2,888,437	2,901,978
Thermon Industries Inc Term B 5.854% (USD LIBOR + 3.750%) due 10/24/24 §	286,975	289,486
Titan Acquisition Ltd Term B (United Kingdom) 5.242% (USD LIBOR + 3.000%) due 03/28/25 §	2,412,875	2,343,317
TransDigm Inc
Term F 4.742% (USD LIBOR + 2.500%) due 06/09/23 §	3,853,310	3,870,615
Term G 4.742% (USD LIBOR + 2.500%) due 08/22/24 §	1,805,589	1,813,363
Trident TPI Holdings Inc Term B1 5.492% (USD LIBOR + 3.250%) due 10/17/24 §	546,621	545,682
TTM Technologies Inc 4.604% (USD LIBOR + 2.500%) due 09/28/24 §	262,712	264,024
USIC Holdings Inc Term B 5.492% (USD LIBOR + 3.250%) due 12/08/23 §	124,388	125,450
Welbilt Inc Term B 4.992% (USD LIBOR + 2.750%) due 03/03/23 §	752,308	757,787
Wesco Aircraft Hardware Corp Term A 5.250% (USD LIBOR + 3.000%) due 11/30/20 §	922,500	910,969
WireCo WorldGroup Inc 7.242% (USD LIBOR + 5.000%) due 09/30/23 §	367,500	371,788
WP CPP Holdings LLC 6.214% (USD LIBOR + 3.750%) due 04/30/25 § µ	1,100,000	1,108,479
Wrangler Buyer Corp Term B 4.992% (USD LIBOR + 2.750%) due 09/27/24 §	546,124	550,049
XPO Logistics Inc Term B 4.230% (USD LIBOR + 2.000%) due 02/24/25 §	500,000	503,221
Zekelman Industries Inc Term B 4.623% (USD LIBOR + 2.250%) due 06/14/21 §	5,197,632	5,206,728

		77,185,597

Technology - 9.9%

Almonde Inc 5.886% (USD LIBOR + 3.500%) due 06/13/24 §	1,529,200	1,531,948
Applied Systems Inc 5.386% (USD LIBOR + 3.000%) due 09/19/24 §	1,881,000	1,894,455
Aptean Inc 6.640% (USD LIBOR + 4.250%) due 12/20/22 §	547,162	550,126
Avast Software BV Term B (Netherlands) 4.886% (USD LIBOR + 2.500%) due 09/30/23 §	1,109,163	1,116,962

	Principal Amount	Value
Barracuda Networks Inc 5.408% (USD LIBOR + 3.250%) due 02/12/25 §	$324,188	$325,099
BMC Software Finance Inc due 09/01/25 µ	1,800,000	1,819,334
Bracket Intermediate Holding Corp Term B 6.571% (USD LIBOR + 4.250%) due 09/05/25 §	550,000	550,000
Bright Bidco BV Term B (Netherlands) 5.840% (USD LIBOR + 3.500%) due 06/30/24 §	1,012,972	1,002,842
Ceridian HCM Holding Inc Term B 5.492% (USD LIBOR + 3.250%) due 04/05/25 § µ	2,900,000	2,909,515
Cohu Inc Term B due 09/20/25 µ	475,000	476,781
Cypress Semiconductor Corp Term B 4.250% (USD LIBOR + 2.000%) due 07/05/21 §	621,253	624,262
DigiCert Inc Term B1 6.242% (USD LIBOR + 4.750%) due 10/31/24 § µ	1,372,000	1,379,375
Donnelley Financial Solutions Inc Term B 5.242% (USD LIBOR + 3.000%) due 10/02/23 §	1,325,745	1,329,473
Entegris Inc Term B 4.492% (USD LIBOR + 2.250%) due 04/30/21 §	94,652	95,125
Epicor Software Corp 5.500% (USD LIBOR + 3.250%) due 06/01/22 §	173,654	174,429
Flexera Software LLC 5.500% (USD LIBOR + 3.250%) due 02/26/25 § µ	223,937	224,777
GlobalLogic Holdings Inc 5.492% (USD LIBOR + 3.250%) due 08/01/25 §	262,500	265,043
Harland Clarke Holdings Corp Term B7 7.136% (USD LIBOR + 4.750%) due 11/03/23 §	1,013,906	975,251
Infor US Inc Term B6 5.136% (USD LIBOR + 2.750%) due 02/01/22 §	3,354,177	3,367,054
Informatica LLC 5.492% (USD LIBOR + 3.250%) due 08/05/22 §	4,165,127	4,197,853
Inovalon Holdings Inc Term B 5.625% (USD LIBOR + 3.500%) due 04/02/25 §	750,000	750,938
Kronos Inc Term B 5.343% (USD LIBOR + 3.000%) due 11/01/23 §	5,595,202	5,628,594
Lattice Semiconductor Corp 6.371% (USD LIBOR + 4.250%) due 03/10/21 §	358,596	360,837
Lumentum Holdings due 08/07/25 µ	375,000	378,750
MA Finance Co LLC
Term B2 4.492% (USD LIBOR + 2.250%) due 11/19/21 §	2,923,695	2,917,605
Term B3 4.742% (USD LIBOR + 2.500%) due 06/21/24 §	298,375	297,256
MACOM Technology Solutions Holdings Inc 4.492% (USD LIBOR + 2.250%) due 05/17/24 §	900,007	882,007
Microchip Technology Inc Term B 4.250% (USD LIBOR + 2.000%) due 05/29/25 §	1,480,375	1,483,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Mitel Networks Corp Term B (Canada) 5.992% (USD LIBOR + 3.750%) due 09/25/23 §	$350,812	$354,613
MTS Systems Corp Term B 5.410% (USD LIBOR + 3.250%) due 07/05/23 §	701,996	706,822
Navicure Inc Term B 5.992% (USD LIBOR + 3.750%) due 11/01/24 §	645,748	648,977
Renaissance Holding Corp 5.492% (USD LIBOR + 3.250%) due 05/30/25 §	748,125	748,281
Rocket Software Inc 6.136% (USD LIBOR + 3.750%) due 10/14/23 §	785,179	791,853
Seattle Spinco Inc Term B3 4.742% (USD LIBOR + 2.500%) due 06/21/24 §	2,015,000	2,005,933
SkillSoft Corp 6.992% (USD LIBOR + 4.750%) due 04/28/21 §	2,740,708	2,616,806
SolarWinds Holdings Inc Term B 5.242% (USD LIBOR + 3.000%) due 02/05/24 §	967,688	974,037
Solera LLC Term B 4.992% (USD LIBOR + 2.750%) due 03/03/23 § µ	2,169,847	2,177,696
SS&C Technologies Holdings Europe SARL Term B4 (Luxembourg) 4.492% (USD LIBOR + 2.250%) due 04/16/25 §	319,296	319,920
SS&C Technologies Inc Term B3 4.492% (USD LIBOR + 2.250%) due 04/16/25 §	822,576	824,183
Tibco Software Inc Term B 5.750% (USD LIBOR + 3.500%) due 12/04/20 §	469,032	471,960
TriTech Software Systems Term B 5.992% (USD LIBOR + 3.750%) due 08/29/25 §	525,000	527,461
Ultra Clean Holdings Inc Term B due 08/27/25 µ	550,000	545,875
Verifone Systems Inc 6.322% (USD LIBOR + 4.000%) due 08/20/25 §	575,000	579,384
Veritas Bermuda Ltd Term B 6.778% (USD LIBOR + 4.500%) due 01/27/23 §	1,317,675	1,285,792
Vero Parent Inc Term B 7.261% (USD LIBOR + 5.000%) due 08/16/24 §	1,237,500	1,242,914
Wall Street Systems Delaware Inc Term B 5.386% (USD LIBOR + 3.000%) due 11/21/24 §	1,612,813	1,610,796

		55,942,139

Utilities - 1.1%

Calpine Construction Finance Co LP Term B 4.742% (USD LIBOR + 2.500%) due 01/15/25 §	291,209	291,781
Calpine Corp Term B5 4.890% (USD LIBOR + 2.500%) due 01/15/24 §	3,146,287	3,149,836
Longview Power LLC Term B 8.350% (USD LIBOR + 6.000%) due 04/13/21 §	1,185,188	1,036,052
Talen Energy Supply LLC Term B2 6.242% (USD LIBOR + 4.000%) due 04/15/24 §	441,450	444,375

	Principal Amount	Value
The Dayton Power & Light Co Term B 4.250% (USD LIBOR + 2.000%) due 08/24/22 §	$343,875	$345,164
Vistra Energy Corp Term B3 4.181% (USD LIBOR + 2.000%) due 12/31/25 §	673,313	674,407

		5,941,615

Total Senior Loan Notes (Cost $525,200,546)		523,293,480

SHORT-TERM INVESTMENT - 10.9%

Repurchase Agreement - 10.9%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $61,125,499, collateralized by U.S. Treasury Notes: 2.750% due 02/28/25 and value $62,347,719)	61,123,360	61,123,360

Total Short-Term Investment (Cost $61,123,360)		61,123,360

TOTAL INVESTMENTS - 105.1% (Cost $588,812,339)		590,751,786

OTHER ASSETS & LIABILITIES, NET - (5.1%)		(28,875,943)

NET ASSETS - 100.0%		$561,875,843

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $6,316,949 or 1.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $1,132,615 or 0.2% of the Fund’s net assets were in default as of September 30, 2018.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
GFL Environmental Inc	$165,746	$166,160	$414
GlobalLogic Holdings Inc	37,314	37,863	549
IAP Worldwide Services Inc Ω ±	611,535	614,899	3,364

	$814,595	$818,922	$4,327

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$348,914	$-	$-	$348,914
	Consumer, Non-Cyclical	1,436,962	-	7,112	1,429,850
	Energy	1,442	-	-	1,442
	Financial	3,311,574	-	3,311,574	-
	Industrial	649,880	-	-	649,880

	Total Common Stocks	5,748,772	-	3,318,686	2,430,086

	Corporate Bonds & Notes	586,174	-	586,174	-
	Senior Loan Notes	523,293,480	-	520,021,516	3,271,964
	Short-Term Investment	61,123,360	-	61,123,360	-
	Unfunded Loan Commitment (1)	818,922	-	204,023	614,899

	Total	$591,570,708	$-	$585,253,759	$6,316,949

(1)	See note (c) in Notes to Schedule of Investments.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investment) for the nine-month period ended September 30, 2018:

	Common Stocks	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Period	$1,260,555	$8,474,540	$9,735,095
Purchases	-	2,976	2,976
Sales (Includes Paydowns)	-	(4,666,473)	(4,666,473)
Accrued Discounts (Premiums)	-	38,649	38,649
Net Realized Gains (Losses)	-	(366,203)	(366,203)
Change in Net Unrealized Appreciation (Depreciation)	170,737	1,439,426	1,610,163
Transfers In	998,794	-	998,794
Transfers Out	-	(1,036,052)	(1,036,052)

Value, End of Period	$2,430,086	$3,886,863	$6,316,949

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$170,737	$605,877	$776,614

Additional information about Level 3 fair value measurements as of September 30, 2018 was as follows:

	Value at 06/30/18	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Common Stocks	$2,430,086	Discounted Cash Flow	Discount for lack of marketability	20.0%	N/A
			Projected revenue growth	3.9%	N/A
			Projected EBITDA growth	4.7%	N/A
			Discount rate	8.4%	N/A
			EBITDA Multiple	7.0	N/A
		Enterprise value	Estimated enterprise value	$450 Million	N/A
		Liquidation Sales Analysis	Cumulative expected after tax proceeds	145.6	N/A
			Discount for lack of marketability	20.0%	N/A
		Other	Indicative share purchase price	56.0	N/A
Senior Loan Notes & Unfunded Loan Commitments	3,886,863	Liquidation Sales Analysis	Estimated amount of liquidation proceeds	31.9	N/A
			Estimated recovery percentage	50.9%	N/A
		Matrix Model	Spread	300.0	N/A
			Average Life	3.0	N/A
			Discount for lack of marketability	10.0%	N/A
		Demand Yield Model	Spread to LIBOR	(3.0%) - (5.0%)	(2.0%)
			Discount for lack of marketability	20.0%	N/A

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR and discount rate could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.7%

Basic Materials - 0.2%

Constellium NV ‘A’ *	181,179	$2,237,561

Consumer, Cyclical - 0.7%

Cedar Fair LP	55,914	2,912,001
Las Vegas Sands Corp	17,800	1,056,074
Mohawk Industries Inc *	5,494	963,373
Six Flags Entertainment Corp	44,476	3,105,314

		8,036,762

Financial - 0.5%

Bank of America Corp	100,265	2,953,807
Outfront Media Inc REIT	65,030	1,297,348
The PNC Financial Services Group Inc	7,500	1,021,425
Wells Fargo & Co	23,850	1,253,556

		6,526,136

Industrial - 0.1%

Evoqua Water Technologies Corp *	92,454	1,643,832

Technology - 0.2%

NXP Semiconductors NV (Netherlands)	23,076	1,972,998

Total Common Stocks (Cost $18,387,238)		20,417,289

EXCHANGE-TRADED FUND - 0.7%

SPDR Bloomberg Barclays High Yield Bond	241,000	8,688,050

Total Exchange-Traded Fund (Cost $8,556,344)		8,688,050

	Principal Amount

CORPORATE BONDS & NOTES - 85.1%

Basic Materials - 2.6%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$3,557,000	3,837,114
Aleris International Inc 10.750% due 07/15/23 ~	275,000	292,188
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	6,725,000	6,691,375
Blue Cube Spinco LLC 9.750% due 10/15/23	5,100,000	5,782,125
Constellium NV 5.875% due 02/15/26 ~	500,000	490,625
6.625% due 03/01/25 ~	4,150,000	4,212,250
Hexion Inc 6.625% due 04/15/20	2,925,000	2,756,812
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	3,100,000	3,107,750
Olin Corp 5.000% due 02/01/30	3,975,000	3,731,531

		30,901,770

Communications - 12.1%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,419,312
Altice France SA (France) 7.375% due 05/01/26 ~	4,075,000	4,094,560

	Principal Amount	Value
Altice US Finance I Corp 5.500% due 05/15/26 ~	$3,350,000	$3,348,325
CCO Holdings LLC 5.750% due 09/01/23	3,050,000	3,107,157
5.875% due 04/01/24 ~	6,950,000	7,115,062
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	2,600,000	2,629,250
7.500% due 04/01/28 ~	625,000	657,813
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,050,000	3,162,850
CSC Holdings LLC 5.375% due 02/01/28 ~	650,000	622,375
6.625% due 10/15/25 ~	6,400,000	6,760,000
10.875% due 10/15/25 ~	2,185,000	2,542,794
DISH DBS Corp 5.875% due 11/15/24	2,000,000	1,805,000
Frontier Communications Corp 8.500% due 04/01/26 ~	900,000	853,875
10.500% due 09/15/22	2,250,000	2,006,708
11.000% due 09/15/25	2,000,000	1,569,420
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	5,850,000	5,871,937
8.000% due 02/15/24 ~	1,700,000	1,793,007
8.500% due 10/15/24 ~	1,300,000	1,313,000
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,188,375
Level 3 Financing Inc 5.250% due 03/15/26	6,990,000	6,894,237
5.375% due 01/15/24	4,040,000	4,057,130
Level 3 Parent LLC 5.750% due 12/01/22	2,500,000	2,534,875
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,413,594
5.625% due 02/15/24	1,250,000	1,268,438
5.875% due 03/15/25	8,274,000	8,387,767
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,386,250
Sprint Capital Corp 6.875% due 11/15/28	1,750,000	1,762,583
8.750% due 03/15/32	2,350,000	2,648,896
Sprint Corp 7.250% due 09/15/21	11,200,000	11,858,000
7.625% due 02/15/25	12,450,000	13,234,350
7.625% due 03/01/26	1,200,000	1,272,900
T-Mobile USA Inc 4.500% due 02/01/26	2,375,000	2,266,937
5.125% due 04/15/25	1,900,000	1,919,000
6.000% due 04/15/24	900,000	935,550
6.375% due 03/01/25	3,250,000	3,393,975
6.500% due 01/15/26	6,000,000	6,301,200
Townsquare Media Inc 6.500% due 04/01/23 ~	4,049,000	3,760,509
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	8,850,000	8,783,625

		142,940,636

Consumer, Cyclical - 18.0%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,733,857	1,775,036
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	3,971,107	4,103,379
5.625% due 07/15/22 ~	1,314,863	1,342,541
American Axle & Manufacturing Inc 6.250% due 04/01/25	2,175,000	2,174,130
6.250% due 03/15/26	2,600,000	2,561,000
6.500% due 04/01/27	1,400,000	1,391,222
Aramark Services Inc 5.000% due 04/01/25 ~	5,775,000	5,811,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Beazer Homes USA Inc 5.875% due 10/15/27	$7,775,000	$6,647,625
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	6,025,000	5,753,875
Carrols Restaurant Group Inc 8.000% due 05/01/22	4,075,000	4,254,504
CCM Merger Inc 6.000% due 03/15/22 ~	825,000	848,892
CEC Entertainment Inc 8.000% due 02/15/22	4,350,000	3,958,500
Cedar Fair LP 5.375% due 06/01/24	9,825,000	9,825,000
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	8,375,000	7,977,187
Core & Main LP 6.125% due 08/15/25 ~	5,675,000	5,483,412
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	4,750,000	4,880,625
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	3,475,000	3,666,125
Golden Nugget Inc 6.750% due 10/15/24 ~	8,450,000	8,592,636
8.750% due 10/01/25 ~	8,125,000	8,537,587
Hilton Domestic Operating Co Inc 5.125% due 05/01/26 ~	2,000,000	1,997,500
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	4,217,875
IHO Verwaltungs GmbH (Germany) 4.125% Cash or 4.875 PIK due 09/15/21 ~	800,000	794,000
4.750% Cash or 5.500 PIK due 09/15/26 ~	5,600,000	5,292,000
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	3,175,000	3,377,914
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,103,313
KGA Escrow LLC 7.500% due 08/15/23 ~	5,475,000	5,694,000
L Brands Inc 5.250% due 02/01/28	3,800,000	3,273,890
6.950% due 03/01/33	2,075,000	1,695,669
Lennar Corp 4.750% due 05/30/25	1,350,000	1,321,313
4.750% due 11/29/27	2,925,000	2,826,281
4.875% due 12/15/23	1,500,000	1,518,750
5.375% due 10/01/22	3,270,000	3,368,100
6.250% due 12/15/21	4,000,000	4,200,000
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,600,000	6,699,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	5,275,000	5,143,125
Mattel Inc 3.150% due 03/15/23	1,050,000	921,375
5.450% due 11/01/41	2,500,000	2,037,500
6.750% due 12/31/25 ~	7,025,000	6,902,062
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	5,225,000	5,290,313
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	7,150,000	6,864,071
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,186,706	1,234,175
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,087,500
PF Chang’s China Bistro Inc 10.250% due 06/30/20 ~	1,496,000	1,447,380

	Principal Amount	Value
Scientific Games International Inc 5.000% due 10/15/25 ~	$4,850,000	$4,619,625
10.000% due 12/01/22	1,550,000	1,648,146
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	7,000,000	6,874,000
Taylor Morrison Communities Inc 6.625% due 05/15/22	5,421,000	5,605,043
Tesla Inc 5.300% due 08/15/25 ~	10,075,000	8,525,969
The Men’s Wearhouse Inc 7.000% due 07/01/22	1,995,000	2,059,838
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,365,338	1,372,445
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,721,705	3,810,581
Viking Cruises Ltd 5.875% due 09/15/27 ~	1,375,000	1,345,163
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,250,000	1,207,550

		211,959,836

Consumer, Non-Cyclical - 12.2%

Ahern Rentals Inc 7.375% due 05/15/23 ~	15,005,000	14,854,950
Bausch Health Cos Inc 5.500% due 11/01/25 ~	4,675,000	4,684,350
5.875% due 05/15/23 ~	4,250,000	4,141,625
6.125% due 04/15/25 ~	1,000,000	953,550
7.500% due 07/15/21 ~	9,125,000	9,318,906
8.500% due 01/31/27 ~	1,250,000	1,315,625
9.000% due 12/15/25 ~	625,000	675,025
9.250% due 04/01/26 ~	600,000	648,750
CHS/Community Health Systems Inc 5.125% due 08/01/21	7,175,000	7,013,562
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	6,800,000	6,902,000
HCA Inc 5.250% due 04/15/25	21,675,000	22,406,531
5.250% due 06/15/26	2,450,000	2,526,563
Herc Rentals Inc 7.500% due 06/01/22 ~	2,450,000	2,603,125
7.750% due 06/01/24 ~	2,188,000	2,365,359
IHS Markit Ltd 4.750% due 02/15/25 ~	1,500,000	1,528,110
5.000% due 11/01/22 ~	5,275,000	5,457,515
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,196,750
JBS Investments GmbH (Brazil) 7.250% due 04/03/24 ~	2,500,000	2,553,125
7.750% due 10/28/20 ~	3,725,000	3,800,431
JBS USA LUX SA (Brazil) 5.875% due 07/15/24 ~	3,500,000	3,460,625
7.250% due 06/01/21 ~	1,050,000	1,071,000
MEDNAX Inc 5.250% due 12/01/23 ~	4,625,000	4,642,344
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	1,025,000	991,688
5.875% due 09/30/27 ~	1,850,000	1,757,500
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	4,797,000	5,142,384
Refinitiv US Holdings Inc 6.250% due 05/15/26 # ~	625,000	625,391
8.250% due 11/15/26 # ~	625,000	622,775
Tenet Healthcare Corp 5.125% due 05/01/25	3,325,000	3,283,437
6.750% due 02/01/20	2,750,000	2,852,713
6.750% due 06/15/23	3,625,000	3,625,000
The ADT Security Corp 6.250% due 10/15/21	6,575,000	6,930,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
TMS International Corp 7.250% due 08/15/25 ~	$6,375,000	$6,438,750
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,444,594
Verscend Escrow Corp 9.750% due 08/15/26 ~	2,100,000	2,170,875

		143,005,044

Energy - 14.0%

Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 # ~	4,200,000	4,182,150
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	5,150,000	4,828,125
Callon Petroleum Co 6.125% due 10/01/24	3,800,000	3,885,500
6.375% due 07/01/26	1,200,000	1,227,000
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	725,000	729,531
5.875% due 03/31/25	2,475,000	2,604,938
7.000% due 06/30/24	1,100,000	1,207,250
Cheniere Energy Partners LP 5.625% due 10/01/26 ~	7,525,000	7,588,586
Chesapeake Energy Corp 8.000% due 01/15/25	2,800,000	2,896,600
8.000% due 06/15/27	700,000	715,400
Crestwood Midstream Partners LP 5.750% due 04/01/25	1,350,000	1,383,750
6.250% due 04/01/23	5,000,000	5,181,250
Denbury Resources Inc 5.500% due 05/01/22	1,220,000	1,128,500
7.500% due 02/15/24 ~	975,000	1,005,469
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	2,225,000	2,236,125
5.750% due 01/30/28 ~	3,875,000	3,889,531
Energy Transfer Partners LP 6.250% due 02/15/23	5,000,000	4,821,875
Ensco PLC 5.750% due 10/01/44	1,450,000	1,089,313
7.750% due 02/01/26	400,000	398,500
8.000% due 01/31/24	837,000	847,463
EP Energy LLC 7.750% due 09/01/22	1,725,000	1,336,875
7.750% due 05/15/26 ~	3,625,000	3,724,687
Halcon Resources Corp 6.750% due 02/15/25	4,700,000	4,535,500
Jagged Peak Energy LLC 5.875% due 05/01/26 ~	4,975,000	4,962,562
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	8,315,000	8,346,181
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,740,000	1,735,650
Northern Oil and Gas Inc 9.500% Cash or 1.000% PIK due 05/15/23 # ~	625,000	660,938
Oasis Petroleum Inc 6.250% due 05/01/26 ~	5,250,000	5,365,500
Parsley Energy LLC 5.250% due 08/15/25 ~	2,800,000	2,800,000
5.375% due 01/15/25 ~	5,750,000	5,793,125
5.625% due 10/15/27 ~	300,000	301,500
Precision Drilling Corp (Canada) 7.750% due 12/15/23	4,350,000	4,621,875
Range Resources Corp 5.875% due 07/01/22	5,900,000	6,032,750
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	5,975,000	6,378,444
Sanchez Energy Corp 6.125% due 01/15/23	8,250,000	4,785,000
7.250% due 02/15/23 ~	2,075,000	2,051,656

	Principal Amount	Value
SemGroup Corp 5.625% due 11/15/23	$4,750,000	$4,631,250
6.375% due 03/15/25	1,375,000	1,357,813
SESI LLC 7.750% due 09/15/24 ~	3,950,000	4,043,812
Southwestern Energy Co 7.500% due 04/01/26	6,575,000	6,920,187
7.750% due 10/01/27	1,465,000	1,552,900
Targa Resources Partners LP 5.000% due 01/15/28 ~	1,350,000	1,318,950
5.125% due 02/01/25	4,850,000	4,898,500
5.375% due 02/01/27	750,000	753,750
5.875% due 04/15/26 ~	3,500,000	3,626,875
6.750% due 03/15/24	1,950,000	2,062,125
Transocean Inc 7.500% due 04/15/31	4,010,000	3,839,575
Ultra Resources Inc 7.125% due 04/15/25 ~	5,874,000	2,408,340
USA Compression Partners LP 6.875% due 04/01/26 ~	2,700,000	2,797,875
Weatherford International Ltd 8.250% due 06/15/23	2,925,000	2,778,750
Whiting Petroleum Corp 6.250% due 04/01/23	4,700,000	4,873,900
6.625% due 01/15/26	1,225,000	1,278,594

		164,422,295

Financial - 5.7%

Ally Financial Inc 4.250% due 04/15/21	2,650,000	2,675,175
5.750% due 11/20/25	15,475,000	16,035,969
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	6,904,750
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	3,100,000	3,030,250
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,462,200
Jefferies Finance LLC 7.500% due 04/15/21 ~	5,500,000	5,651,250
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	10,277,000	10,572,464
Springleaf Finance Corp 6.125% due 05/15/22	3,550,000	3,668,037
6.875% due 03/15/25	3,900,000	3,907,800
7.125% due 03/15/26	1,300,000	1,300,000
8.250% due 12/15/20	1,325,000	1,445,906
The Howard Hughes Corp 5.375% due 03/15/25 ~	4,700,000	4,664,938
VICI Properties 1 LLC REIT 8.000% due 10/15/23	3,900,000	4,324,125

		66,642,864

Industrial - 15.6%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	4,875,000
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or 8.750% PIK due 01/31/23 ~	1,250,000	1,256,250
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	3,050,000	3,002,725
7.250% due 05/15/24 ~	5,400,000	5,670,000
BBA US Holdings Inc 5.375% due 05/01/26 ~	5,925,000	5,962,031
Berry Global Inc
5.125% due 07/15/23	3,500,000	3,550,750
6.000% due 10/15/22	1,225,000	1,266,344
Bombardier Inc (Canada) 7.500% due 03/15/25 ~	2,000,000	2,072,500
8.750% due 12/01/21 ~	5,100,000	5,665,335

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Brand Industrial Services Inc 8.500% due 07/15/25 ~	$5,475,000	$5,648,174
BWAY Holding Co 5.500% due 04/15/24 ~	7,000,000	6,899,130
7.250% due 04/15/25 ~	4,400,000	4,300,560
BWX Technologies Inc 5.375% due 07/15/26 ~	9,250,000	9,307,812
Cloud Crane LLC 10.125% due 08/01/24 ~	6,350,000	6,969,125
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,284,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	6,500,000	6,240,000
7.875% due 07/15/26 ~	2,300,000	2,277,000
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	5,150,000	4,989,062
Itron Inc 5.000% due 01/15/26 ~	6,950,000	6,689,375
Louisiana-Pacific Corp 4.875% due 09/15/24	4,225,000	4,225,000
Masco Corp 7.750% due 08/01/29	1,864,000	2,214,216
Mueller Water Products Inc 5.500% due 06/15/26 ~	5,100,000	5,138,250
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	7,125,000	7,663,828
Novelis Corp 5.875% due 09/30/26 ~	9,649,000	9,443,959
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,743,750
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	4,500,000	4,561,875
5.500% due 02/15/24 ~	1,500,000	1,539,375
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	4,928,963
Sensata Technologies BV 5.625% due 11/01/24 ~	9,050,000	9,378,062
Standard Industries Inc 4.750% due 01/15/28 ~	7,175,000	6,654,454
Summit Materials LLC 6.125% due 07/15/23	3,140,000	3,200,225
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	5,290,000	4,602,300
TransDigm Inc 6.500% due 07/15/24	10,406,000	10,686,962
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	2,275,000	2,340,406
US Concrete Inc 6.375% due 06/01/24	3,110,000	3,161,937
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,181,475

		183,590,710

Technology - 2.5%

Dell International LLC 5.450% due 06/15/23 ~	2,650,000	2,786,287
7.125% due 06/15/24 ~	875,000	939,999
First Data Corp 5.375% due 08/15/23 ~	5,400,000	5,495,850
5.750% due 01/15/24 ~	2,750,000	2,795,375
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	9,500,000	9,649,625
Infor US Inc 6.500% due 05/15/22	2,625,000	2,673,694
NXP BV (Netherlands) 4.125% due 06/01/21 ~	2,150,000	2,162,362
4.625% due 06/01/23 ~	2,400,000	2,442,480

		28,945,672

	Principal Amount	Value
Utilities - 2.4%

Calpine Corp 5.250% due 06/01/26 ~	$6,500,000	$6,045,000
5.875% due 01/15/24 ~	4,000,000	4,040,000
6.000% due 01/15/22 ~	1,000,000	1,014,500
NRG Energy Inc 7.250% due 05/15/26	6,335,000	6,925,232
Talen Energy Supply LLC 6.500% due 06/01/25	6,125,000	4,746,875
Vistra Energy Corp 7.625% due 11/01/24	3,681,000	3,980,081
Vistra Operations Co LLC 5.500% due 09/01/26 ~	1,925,000	1,949,063

		28,700,751

Total Corporate Bonds & Notes (Cost $1,000,587,464)		1,001,109,578

SENIOR LOAN NOTES - 6.2%

Basic Materials - 0.2%

Aleris International Inc 6.992% (USD LIBOR + 4.750%) due 02/27/23 §	2,493,750	2,542,585

Communications - 0.5%

Avaya Inc Term B 6.408% (USD LIBOR+ 4.250%) due 12/15/24 §	5,124,185	5,173,142

Consumer, Cyclical - 1.4%

Belk Inc 6.883% (USD LIBOR + 4.750%) due 12/12/22 § µ	3,244,304	2,848,615
Neiman Marcus Group Ltd LLC 5.370% (USD LIBOR + 3.250%) due 10/25/20 §	3,869,610	3,599,543
Petco Animal Supplies Inc Term B 5.592% (USD LIBOR + 3.250%) due 01/26/23 §	3,877,711	3,156,457
The Goodyear Tire & Rubber Co (2nd Lien) 4.150% (USD LIBOR + 2.000%) due 03/07/25 §	5,000,000	5,014,975
Yonkers Racing Corp Term B 5.500% (USD LIBOR + 3.250%) due 05/31/24 §	1,905,008	1,914,533

		16,534,123

Consumer, Non-Cyclical - 0.7%

Post Holdings Inc Series A 4.220% (USD LIBOR + 2.000%) due 05/24/24 §	6,467,254	6,476,147
ServiceMaster Co Term B 4.742% (USD LIBOR + 2.500%) due 11/08/23 §	1,977,601	1,988,220

		8,464,367

Financial - 0.6%

VICI Properties 1 LLC REIT Term B 4.212% (USD LIBOR + 2.000%) due 12/20/24 §	6,500,000	6,520,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

Industrial - 2.8%

Advanced Disposal Services Inc Term B3 4.413% (USD LIBOR + 2.250%) due 11/10/23 §	$6,326,293	$6,355,951
Crosby US Acquisition Corp 5.212% (USD LIBOR + 3.000%) due 11/23/20 §	1,781,299	1,767,939
(2nd Lien) 8.212% (USD LIBOR + 6.000%) due 11/22/21 §	2,950,000	2,926,031
EWT Holdings III Corp 5.242% (USD LIBOR + 3.000%) due 12/20/24 §	5,954,887	6,001,407
Generac Power Systems Inc 2018 1st Lien 3.854% (USD LIBOR + 1.750%) due 05/31/23 §	4,730,893	4,743,459
North American Lifting Holdings Inc (2nd Lien) 11.386% (USD LIBOR + 9.000%) due 11/27/21 §	5,681,929	5,019,035
Wrangler Buyer Corp Term B 4.992% (USD LIBOR + 2.750%) due 09/27/24 §	6,467,419	6,513,906

		33,327,728

Total Senior Loan Notes (Cost $72,824,693)		72,562,258

ASSET-BACKED SECURITIES - 0.6%

Benefit Street Partners CLO V-B Ltd (Cayman) 8.067% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,254,308

	Principal Amount	Value
Dryden 55 CLO Ltd (Cayman) 7.441% (USD LIBOR + 5.400%) due 04/15/31 § ~	$1,000,000	$998,266
9.241% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	236,483
Magnetite VIII CLO Ltd (Cayman) 9.779% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,976,239
Voya CLO Ltd (Cayman) 7.543% (USD LIBOR + 5.200%) due 04/19/31 § ~	2,000,000	1,956,370

Total Asset-Backed Securities (Cost $6,384,183)		6,421,666

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $56,842,503; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $57,980,166)	56,840,513	56,840,513

Total Short-Term Investment (Cost $56,840,513)		56,840,513

TOTAL INVESTMENTS - 99.1% (Cost $1,163,580,435)		1,166,039,354

OTHER ASSETS & LIABILITIES, NET - 0.9%		10,623,140

NET ASSETS - 100.0%		$1,176,662,494

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,417,289	$20,417,289	$-	$-
	Exchange-Traded Fund	8,688,050	8,688,050	-	-
	Corporate Bonds & Notes	1,001,109,578	-	1,001,109,578	-
	Senior Loan Notes	72,562,258	-	72,562,258	-
	Asset-Backed Securities	6,421,666	-	6,421,666	-
	Short-Term Investment	56,840,513	-	56,840,513	-

	Total	$1,166,039,354	$29,105,339	$1,136,934,015	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investment) for the nine-month period ended September 30, 2018:

	Common Stocks	Senior Loan Notes	Total
Value, Beginning of Period	$6,655,228	$5,311,687	$11,966,915
Purchases	-	-	-
Sales (Includes Paydowns)	(8,064,570)	(5,311,687)	(13,376,257)
Accrued Discounts (Premiums)	-	-	-
Net Realized Gains (Losses)	1,284,757	-	1,284,757
Change in Net Unrealized Appreciation (Depreciation)	124,585	-	124,585
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$124,585	$-	$124,585

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 9.1%

Communications - 1.5%

AT&T Inc
2.989% (USD LIBOR + 0.650%) due 01/15/20 §	$200,000	$200,938
3.071% (USD LIBOR + 0.750%) due 06/01/21 §	1,000,000	1,009,357
3.289% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,822,060
5.150% due 02/15/50 ~	500,000	474,246
5.300% due 08/15/58 ~	200,000	191,346
Charter Communications Operating LLC 3.579% due 07/23/20	3,000,000	3,003,044
Telefonica Emisiones SAU (Spain) 5.877% due 07/15/19	1,800,000	1,839,999
Verizon Communications Inc 3.376% due 02/15/25	2,098,000	2,043,448

		10,584,438

Consumer, Cyclical - 0.6%

Ford Motor Credit Co LLC
2.779% (USD LIBOR + 0.430%) due 11/02/20 §	900,000	892,632
3.157% due 08/04/20	1,600,000	1,585,124
General Motors Financial Co Inc 2.350% due 10/04/19	100,000	99,379
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,490,288
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	400,000	396,367

		4,463,790

Consumer, Non-Cyclical - 0.3%

BAT Capital Corp (United Kingdom) 2.909% (USD LIBOR + 0.590%) due 08/14/20 § ~	1,100,000	1,104,195
Cigna Corp 4.375% due 12/15/20	1,100,000	1,119,677

		2,223,872

Energy - 0.9%

Enbridge Inc (Canada)
2.731% (USD LIBOR + 0.400%) due 01/10/20 §	1,300,000	1,300,151
3.034% (USD LIBOR + 0.700%) due 06/15/20 §	1,700,000	1,706,628
Gazprom OAO (Russia) 4.625% due 10/15/18 ~	EUR 260,000	302,436
Petrobras Global Finance BV (Brazil)
4.375% due 05/20/23	$200,000	190,460
5.299% due 01/27/25	637,000	596,550
5.999% due 01/27/28	1,280,000	1,183,360
6.125% due 01/17/22	645,000	667,478
6.625% due 01/16/34	GBP 100,000	127,198
8.375% due 12/10/18	$200,000	202,250
Spectra Energy Partners LP 3.016% (USD LIBOR + 0.700%) due 06/05/20 §	100,000	100,474
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	100,000	101,043

		6,478,028

Financial - 3.8%

Air Lease Corp 2.500% due 03/01/21	2,000,000	1,954,673
Ally Financial Inc
3.500% due 01/27/19	200,000	200,250
3.750% due 11/18/19	100,000	99,875

	Principal Amount	Value
American Tower Corp REIT 2.800% due 06/01/20	$100,000	$99,097
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.750% due 02/18/20 ~	EUR 200,000	241,985
Bank of America Corp 5.875% due 03/15/28	$410,000	406,925
Barclays PLC (United Kingdom)
6.500% due 09/15/19	EUR 200,000	239,757
7.000% due 09/15/19 ~	GBP 200,000	263,569
8.000% due 12/15/20	EUR 280,000	358,937
8.250% due 12/15/18	$400,000	404,013
BRFkredit AS (Denmark) 2.500% due 10/01/47	DKK 8,268	1,345
Cooperatieve Rabobank UA (Netherlands)
5.500% due 06/29/20 ~	EUR 600,000	734,976
6.625% due 06/29/21 ~	200,000	258,329
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,592,449
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,100,000	1,069,643
International Lease Finance Corp
6.250% due 05/15/19	100,000	101,962
8.250% due 12/15/20	1,000,000	1,093,279
JPMorgan Chase & Co 5.809% (USD LIBOR + 3.470%) due 10/30/18 §	1,710,000	1,719,405
Lloyds Banking Group PLC (United Kingdom) 3.153% (USD LIBOR + 0.800%) due 06/21/21 §	1,000,000	1,003,208
Macquarie Bank Ltd (Australia) 2.687% (USD LIBOR + 0.350%) due 04/04/19 § ~	1,200,000	1,200,868
Mitsubishi UFJ Financial Group Inc (Japan) 4.201% (USD LIBOR + 1.880%) due 03/01/21 §	494,000	510,276
National Rural Utilities Cooperative Finance Corp 2.771% (USD LIBOR + 0.375%) due 06/30/21 §	400,000	400,994
Navient Corp 5.500% due 01/15/19	1,700,000	1,710,625
Nordea Kredit Realkreditaktieselskab (Denmark) 2.500% due 10/01/47	DKK 3,089	502
Nykredit Realkredit AS (Denmark) 2.500% due 10/01/47 ~	17,243	2,803
Realkredit Danmark AS (Denmark) 2.500% due 07/01/47	84,110	13,685
Royal Bank of Scotland Group PLC (United Kingdom)
3.923% (USD LIBOR + 1.550%) due 06/25/24 §	$700,000	704,926
4.519% due 06/25/24	500,000	499,033
7.500% due 08/20/20	200,000	205,250
State Bank of India (India) 3.287% (USD LIBOR + 0.950%) due 04/06/20 § ~	1,500,000	1,505,097
The Goldman Sachs Group Inc 3.534% (USD LIBOR + 1.200%) due 09/15/20 §	2,500,000	2,539,973
UBS AG (Switzerland)
2.637% (USD LIBOR + 0.320%) due 12/07/18 § ~	1,900,000	1,900,872
2.907% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,900,000	1,908,808
Unibail-Rodamco SE REIT (France) 3.109% (USD LIBOR + 0.770%) due 04/16/19 § ~	1,900,000	1,905,848

		26,853,237

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Industrial - 0.5%

John Deere Capital Corp 2.656% (USD LIBOR + 0.290%) due 06/22/20 §	$2,400,000	$2,405,127
Textron Inc 2.891% (USD LIBOR + 0.550%) due 11/10/20 §	1,240,000	1,239,230

		3,644,357

Technology - 0.1%

Dell International LLC 3.480% due 06/01/19 ~	100,000	100,271
EMC Corp 2.650% due 06/01/20	100,000	98,217
VMware Inc 3.900% due 08/21/27	100,000	94,724

		293,212

Utilities - 1.4%

Dominion Energy Gas Holdings LLC
2.500% due 12/15/19	400,000	397,096
2.934% (USD LIBOR + 0.600%) due 06/15/21 §	1,000,000	999,866
Dominion Energy Inc 2.914% (USD LIBOR + 0.600%) due 05/15/20 § ~	1,600,000	1,600,708
Duke Energy Corp 2.819% (USD LIBOR + 0.500%) due 05/14/21 § ~	2,100,000	2,106,298
NextEra Energy Capital Holdings Inc
2.636% (USD LIBOR + 0.315%) due 09/03/19 §	1,180,000	1,182,167
2.711% (USD LIBOR + 0.400%) due 08/21/20 §	1,300,000	1,301,068
Progress Energy Inc 4.400% due 01/15/21	1,100,000	1,121,723
Sempra Energy 2.784% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	499,685
Southern Power Co 2.888% (USD LIBOR + 0.550%) due 12/20/20 § ~	700,000	700,173

		9,908,784

Total Corporate Bonds & Notes (Cost $64,716,841)		64,449,718

MORTGAGE-BACKED SECURITIES - 21.8%

Collateralized Mortgage Obligations - Residential - 3.1%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.976% (GBP LIBOR + 1.250%) due 04/24/49 § ~	GBP 208,136	272,694
Alternative Loan Trust 2.496% (USD LIBOR + 0.280%) due 12/25/35 §	$62,543	60,861
Banc of America Funding Corp 3.835% due 06/29/37 § ~	2,206,710	1,382,677
Banc of America Mortgage Trust 3.941% due 11/25/34 §	32,293	33,523
Bear Stearns Adjustable Rate Mortgage Trust 4.007% due 01/25/35 §	200,131	196,513
Chase Mortgage Finance Trust 4.105% due 02/25/37 §	52,039	52,608
ChaseFlex Trust 6.000% due 02/25/37	397,755	286,825

	Principal Amount	Value
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.576% (USD LIBOR + 0.360%) due 03/25/35 § ~	$570,679	$574,696
Citigroup Mortgage Loan Trust
2.286% (USD LIBOR + 0.070%) due 01/25/37 § ~	262,110	245,417
4.186% due 09/25/37 §	52,852	51,082
4.367% due 08/25/35 §	369,296	286,636
4.490% (UST + 2.400%) due 05/25/35 §	52,889	53,319
Countrywide Home Loan Mortgage Pass-Through Trust
2.856% (USD LIBOR + 0.640%) due 03/25/35 §	59,024	54,490
3.912% due 08/25/34 §	23,076	22,001
Credit Suisse Mortgage Trust 3.636% due 06/25/50 § ~	761,978	566,419
Deutsche Alt-B Securities Mortgage Loan Trust 2.316% (USD LIBOR + 0.100%) due 10/25/36 §	34,060	26,685
Dukinfield PLC (United Kingdom) 1.802% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 57,573	75,342
Eurosail PLC (United Kingdom) 0.962% (GBP LIBOR + 0.160%) due 12/10/44 § ~	112,157	144,814
Eurosail-UK PLC (United Kingdom) 1.750% (GBP LIBOR + 0.950%) due 06/13/45 § ~ 1,020,850		1,325,358
Fannie Mae
2.276% (USD LIBOR + 0.060%) due 07/25/37 §	$845,518	831,285
2.366% (USD LIBOR + 0.150%) due 08/25/34 §	156,475	154,842
2.566% (USD LIBOR + 0.350%) due 07/25/37 §	6,941	6,933
3.914% due 05/25/35 §	645,883	677,257
Freddie Mac
2.432% (USD LIBOR + 0.350%) due 07/15/44 §	1,167,085	1,163,902
2.608% (USD LIBOR + 0.450%) due 09/15/42 §	2,578,659	2,588,080
Gemgarto PLC (United Kingdom) 1.755% (GBP LIBOR + 0.950%) due 02/16/47 § ~	GBP 859	1,120
Government National Mortgage Association 3.247% (USD LIBOR + 0.750%) due 04/20/67 §	$1,052,349	1,081,092
GreenPoint Mortgage Funding Trust 2.756% (USD LIBOR + 0.540%) due 11/25/45 §	455,516	404,996
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	209,565	236,616
GSR Mortgage Loan Trust 3.648% due 01/25/35 §	226,873	227,232
HarborView Mortgage Loan Trust 2.728% (USD LIBOR + 0.560%) due 02/19/36 §	142,277	122,829
HomeBanc Mortgage Trust 2.546% (USD LIBOR + 0.330%) due 10/25/35 §	144,367	144,748
Impac CMB Trust 3.216% (USD LIBOR + 1.000%) due 07/25/33 §	114,163	111,656
IndyMac INDX Mortgage Loan Trust 2.696% (USD LIBOR + 0.480%) due 07/25/35 §	268,890	262,953

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
JP Morgan Mortgage Trust
3.486% due 07/27/37 § ~	$656,197	$641,962
4.381% due 08/25/35 §	281,998	276,624
4.410% due 07/25/35 §	208,816	213,249
4.515% due 09/25/35 §	62,052	61,711
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
2.598% (USD LIBOR + 0.440%) due 12/15/30 §	205,303	199,927
2.858% (USD LIBOR + 0.700%) due 11/15/31 §	249,618	250,226
Merrill Lynch Mortgage Investors Trust
2.466% (USD LIBOR + 0.250%) due 11/25/35 §	93,820	91,457
4.220% due 12/25/35 §	160,895	150,405
NCUA Guaranteed Notes Trust 2.530% (USD LIBOR + 0.450%) due 10/07/20 §	2,188,029	2,194,964
Residential Accredit Loans Inc Trust 2.516% (USD LIBOR + 0.300%) due 08/25/35 §	289,331	260,545
Sequoia Mortgage Trust
2.808% (USD LIBOR + 0.640%) due 04/19/27 §	443,226	422,978
2.868% (USD LIBOR + 0.700%) due 10/19/26 §	136,994	138,089
Structured Adjustable Rate Mortgage Loan Trust
3.245% (US FED + 1.400%) due 01/25/35 §	268,518	256,817
4.181% due 08/25/35 §	512,881	513,589
4.232% due 02/25/34 §	61,149	61,138
Structured Asset Mortgage Investments II Trust
2.418% (USD LIBOR + 0.250%) due 07/19/35 §	490,105	480,245
2.476% (USD LIBOR + 0.260%) due 03/25/37 §	85,520	64,039
2.828% (USD LIBOR + 0.660%) due 10/19/34 §	250,081	247,617
SWAN Trust (Australia) 3.160% (AUD Bank Bill + 1.300%) due 04/25/41 §	AUD 215,698	156,193
WaMu Mortgage Pass-Through Certificates Trust
2.518% (US FED + 1.500%) due 11/25/46 §	$252,248	250,496
2.845% (US FED + 1.000%) due 02/25/46 §	393,143	393,926
4.045% due 08/25/35 §	122,270	115,917
Wells Fargo Mortgage-Backed Securities Trust
3.761% due 12/25/34 §	247,629	253,788
4.211% due 04/25/36 §	162,169	152,015
4.428% due 09/25/34 §	91,623	94,325

		21,669,743

Fannie Mae - 18.7%

2.743% (USD LIBOR + 0.675%) due 02/01/36 §	80,371	80,268
3.044% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	224,261	222,935
3.130% (USD LIBOR + 1.380%) due 12/01/34 §	59,152	61,390
3.320% (UST + 2.070%) due 01/01/25 §	17,751	18,206
3.500% due 10/01/48 - 11/01/48	69,390,000	68,222,335
3.530% (USD LIBOR + 1.780%) due 11/01/35 §	96,535	101,167

	Principal Amount	Value
3.584% (USD LIBOR + 1.308%) due 11/01/35 §	$29,951	$30,706
3.769% (USD LIBOR + 1.644%) due 03/01/35 §	271,791	281,967
3.912% (USD LIBOR + 1.912%) due 03/01/36 §	50,249	52,509
4.000% due 11/01/48 - 12/01/48	61,900,000	62,369,113
4.038% (USD LIBOR + 1.538%) due 01/01/36 §	55,069	57,402
4.162% (UST + 2.160%) due 12/01/22 §	2,332	2,374
4.171% (USD LIBOR + 1.624%) due 05/01/35 §	15,936	16,606
4.338% (USD LIBOR + 2.000%) due 04/01/35 §	273,760	290,251
4.643% (UST + 2.268%) due 10/01/35 §	8,979	9,356
4.692% (USD LIBOR + 1.942%) due 09/01/35 §	26,441	27,762
5.000% (US FED + 1.250%) due 08/01/24 §	5,849	5,796

		131,850,143

Freddie Mac - 0.0%

3.515% (USD LIBOR + 1.765%) due 10/01/35 §	17,734	18,044
3.549% (UST + 2.255%) due 01/01/34 § ~	194,195	205,040
3.957% (USD LIBOR + 1.815%) due 03/01/36 §	31,318	31,735
4.433% (USD LIBOR + 1.731%) due 08/01/35 §	7,142	7,501

		262,320

Government National Mortgage Association - 0.0%

2.750% (UST + 1.500%) due 09/20/22 - 07/20/25 §	33,090	33,721
3.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	19,927	20,395
3.375% (UST + 1.500%) due 01/20/27 §	9,280	9,399
3.500% (UST + 1.500%) due 02/20/25 §	8,925	9,141
3.625% (UST + 1.500%) due 05/20/23 - 05/20/26 §	21,589	22,028

		94,684

Total Mortgage-Backed Securities (Cost $154,122,769)		153,876,890

ASSET-BACKED SECURITIES - 5.7%

ABFC Trust 2.816% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	109,714
Apidos CLO XVI (Cayman) 3.322% (USD LIBOR + 0.980%) due 01/19/25 § ~	2,161,281	2,162,021
Asset-Backed Securities Corp Home Equity Loan Trust 2.296% (USD LIBOR + 0.080%) due 05/25/37 §	24,875	17,764
Atrium XII (Cayman) 3.177% (USD LIBOR + 0.830%) due 04/22/27 § ~	700,000	697,384
Bayview Opportunity Master Fund IVb Trust 3.844% due 04/28/33 § ~	258,879	259,646
Bear Stearns Asset-Backed Securities I Trust 2.326% (USD LIBOR + 0.110%) due 04/25/31 §	253,125	346,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Benefit Street Partners CLO VII Ltd (Cayman) 3.113% (USD LIBOR + 0.780%) due 07/18/27 § ~	$400,000	$399,102
Brookside Mill CLO Ltd (Cayman) 3.156% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,510,000	3,503,148
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 250,000	289,932
Citigroup Mortgage Loan Trust 2.361% (USD LIBOR + 0.145%) due 09/25/36 § ~	$671,722	650,573
Citigroup Mortgage Loan Trust Inc 2.676% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	560,063
CoreVest American Finance Trust 2.968% due 10/15/49 ~	281,849	275,222
Credit Suisse Mortgage Trust 4.500% due 03/25/21	256,860	259,889
Credit-Based Asset Servicing & Securitization LLC 3.266% (USD LIBOR + 1.050%) due 05/25/35 §	1,083,000	1,082,521
Credit-Based Asset Servicing & Securitization Trust 2.286% (USD LIBOR + 0.070%) due 01/25/37 §	227,897	106,388
Equity One Mortgage Pass-Through Trust 2.816% (USD LIBOR + 0.600%) due 04/25/34 §	440,026	403,949
Flagship VII Ltd CLO (Cayman) 3.468% (USD LIBOR + 1.120%) due 01/20/26 § ~	1,043,641	1,044,428
Freddie Mac Structured Pass-Through Certificates 2.346% (USD LIBOR + 0.130%) due 08/25/31 §	105,480	105,023
Halcyon Loan Advisors Funding Ltd (Cayman) 3.268% (USD LIBOR + 0.920%) due 04/20/27 § ~	600,000	598,951
Home Equity Asset Trust 3.071% (USD LIBOR + 0.855%) due 08/25/34 §	326,936	325,354
HSI Asset Securitization Corp Trust 2.266% (USD LIBOR + 0.050%) due 10/25/36 §	13,965	7,149
Jamestown CLO IV Ltd (Cayman) 3.029% (USD LIBOR + 0.690%) due 07/15/26 § ~	1,064,751	1,061,671
Jamestown CLO V Ltd (Cayman) 3.556% (USD LIBOR + 1.220%) due 01/17/27 § ~	2,114,063	2,116,330
Jubilee CLO BV (Netherlands) 0.519% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	347,462
Morgan Stanley ABS Capital I Inc Trust
2.876% (USD LIBOR + 0.660%) due 01/25/35 §	$602,187	595,109
3.191% (USD LIBOR + 0.975%) due 07/25/34 §	128,324	127,296
Morgan Stanley IXIS Real Estate Capital Trust 2.266% (USD LIBOR + 0.050%) due 11/25/36 §	1,645	838
Navient Student Loan Trust 3.366% (USD LIBOR + 1.150%) due 03/25/66 § ~	1,161,259	1,181,649

	Principal Amount	Value
New Century Home Equity Loan Trust 2.396% (USD LIBOR + 0.180%) due 05/25/36 §	$499,823	$470,509
OCP CLO Ltd (Cayman)
3.139% (USD LIBOR + 0.800%) due 07/15/27 § ~	600,000	597,384
3.186% (USD LIBOR + 0.850%) due 04/17/27 § ~	400,000	399,308
OHA Credit Partners IX Ltd (Cayman) 3.358% (USD LIBOR + 1.010%) due 10/20/25 § ~	1,088,117	1,088,878
Palmer Square CLO Ltd (Cayman) 3.556% (USD LIBOR + 1.220%) due 10/17/27 § ~	2,000,000	1,999,935
Renaissance Home Equity Loan Trust 2.976% (USD LIBOR + 0.760%) due 12/25/32 §	213,722	210,956
SLM Private Education Loan Trust
1.850% due 06/17/30 ~	378,594	376,401
4.408% (USD LIBOR + 2.250%) due 06/16/42 § ~	400,000	410,090
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.180%) due 01/25/24 §	EUR 617,715	717,359
0.000% (EUR LIBOR + 0.270%) due 06/17/24 § ~	148,424	171,890
2.885% (USD LIBOR + 0.550%) due 10/25/64 § ~	$1,000,000	1,001,020
SoFi Professional Loan Program LLC 2.050% (USD LIBOR + 0.880%) due 01/25/41 ~	1,016,489	1,006,976
Sound Point CLO IX Ltd (Cayman) 3.228% (USD LIBOR + 0.860%) due 07/20/27 § ~	300,000	299,628
Sound Point CLO VIII Ltd (Cayman) 3.199% (USD LIBOR + 0.880%) due 04/15/27 § ~	1,100,000	1,097,901
Structured Asset Securities Corp Mortgage Loan Trust 3.604% (USD LIBOR + 1.500%) due 04/25/35 §	575,720	565,697
Sudbury Mill CLO Ltd (Cayman) 3.486% (USD LIBOR + 1.150%) due 01/17/26 § ~	3,675,910	3,680,388
Symphony CLO XII Ltd (Cayman) 3.369% (USD LIBOR + 1.030%) due 10/15/25 § ~	3,711,114	3,713,102
Symphony CLO XV Ltd (Cayman) 3.516% (USD LIBOR + 1.180%) due 10/17/26 § ~	300,000	300,146
THL Credit Wind River CLO Ltd (Cayman) 3.209% (USD LIBOR + 0.870%) due 10/15/27 § ~	250,000	250,308
Tralee CLO III Ltd (Cayman) 3.378% (USD LIBOR + 1.030%) due 10/20/27 § ~	800,000	800,586
U.S. Residential Opportunity Fund IV Trust 3.352% due 11/27/37 § ~	131,875	131,058
United States Small Business Administration 5.290% due 12/01/27	1,074,881	1,097,764
Venture XXI CLO Ltd (Cayman) 3.219% (USD LIBOR + 0.880%) due 07/15/27 § ~	700,000	698,981
VOLT LXII LLC 3.125% due 09/25/47 § ~	825,339	817,746

Total Asset-Backed Securities (Cost $40,507,431)		40,538,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 103.8%

U.S. Treasury Bonds - 0.0%

3.000% due 02/15/48 ‡	$70,000	$67,350

U.S. Treasury Inflation Protected Securities - 103.1%

0.125% due 04/15/19 ^	12,221,755	12,147,676
0.125% due 04/15/20 ^ ‡	6,382,468	6,301,233
0.125% due 04/15/21 ^	71,069,898	69,533,748
0.125% due 01/15/22 ^ ‡	1,581,056	1,542,471
0.125% due 04/15/22 ^ ‡	2,932,531	2,850,321
0.125% due 01/15/23 ^	4,581,067	4,436,542
0.125% due 07/15/24 ^	5,962,496	5,730,984
0.125% due 07/15/26 ^	7,254,177	6,845,185
0.250% due 01/15/25 ^	27,265,403	26,176,893
0.375% due 07/15/23 ^	33,619,762	32,978,527
0.375% due 07/15/25 ^	22,996,179	22,280,393
0.375% due 01/15/27 ^ ‡	1,220,603	1,166,279
0.500% due 01/15/28 ^	76,784,167	73,747,525
0.625% due 04/15/23 ^	5,509,007	5,440,180
0.625% due 01/15/24 ^	13,712,188	13,534,918
0.625% due 01/15/26 ^	44,948,856	44,017,446
0.625% due 02/15/43 ^	3,036,197	2,764,975
0.750% due 02/15/42 ^	6,936,917	6,524,270
0.750% due 02/15/45 ^	7,598,207	7,077,265
0.875% due 02/15/47 ^	8,939,515	8,562,147
1.000% due 02/15/46 ^	21,356,285	21,115,609
1.000% due 02/15/48 ^	9,138,098	9,034,819
1.250% due 07/15/20 ^ ‡	40,536,927	41,009,339
1.375% due 01/15/20 ^	12,140,720	12,230,748
1.375% due 02/15/44 ^	12,121,261	13,010,390
1.750% due 01/15/28 ^	5,447,979	5,836,751
1.875% due 07/15/19 ^ ‡	7,683,428	7,779,570
2.000% due 01/15/26 ^	21,145,417	22,758,681
2.125% due 01/15/19 ^	3,247,794	3,256,738
2.125% due 02/15/40 ^	19,762,683	23,921,467
2.125% due 02/15/41 ^	2,968,961	3,618,228
2.375% due 01/15/25 ^	80,490,750	87,664,974
2.375% due 01/15/27 ^	14,333,256	16,038,666
2.500% due 01/15/29 ^	18,625,224	21,429,678
3.375% due 04/15/32 ^	4,272,028	5,557,307
3.625% due 04/15/28 ^	41,976,828	52,162,966
3.875% due 04/15/29 ^	21,612,921	27,861,813

		727,946,722

U.S. Treasury Notes - 0.7%

2.750% due 02/15/24	4,500,000	4,455,824

Total U.S. Treasury Obligations (Cost $757,558,927)		732,469,896

FOREIGN GOVERNMENT BONDS & NOTES - 9.2%

Argentina Bocon (Argentina) 30.131% (ARS Deposit + 0.000%) due 10/04/22 §	ARS 200,000	7,949
Argentina Bonar (Argentina)
48.038% (ARS Deposit + 3.250%) due 03/01/20 §	100,000	2,496
49.370% (ARS Deposit + 2.000%) due 04/03/22 §	6,029,000	140,067
Argentina POM Politica Monetaria (Argentina) 71.374% (ARS Reference + 000%) due 06/21/20 §	27,265,000	786,463
Argentina Treasury Bills (Argentina)
3.964% due 10/12/18	$200,000	199,789
4.518% due 11/16/18	666,000	662,709

	Principal Amount	Value
Argentine Republic Government (Argentina)
5.875% due 01/11/28	$610,000	$484,645
6.875% due 01/26/27	1,670,000	1,423,675
Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 2,934,988	2,467,974
3.000% due 09/20/25 ^ ~	3,090,000	3,140,328
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,683,401
Brazil Letras do Tesouro Nacional (Brazil) 1.193% due 01/01/19	BRL 73,697,000	17,960,805
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,293,350	2,288,893
Cyprus Government (Cyprus)
2.750% due 06/27/24 ~	EUR 100,000	126,277
3.750% due 07/26/23 ~	290,000	381,080
3.875% due 05/06/22 ~	250,000	323,941
4.250% due 11/04/25 ~	220,000	300,681
Italy Buoni Poliennali Del Tesoro (Italy)
2.350% due 09/15/19 ^ ~	1,599,724	1,917,316
2.350% due 09/15/24 ^ ~	757,258	924,690
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,330,689
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,617,740	8,889,325
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$700,000	706,199
5.103% due 04/23/48 ~	500,000	521,049
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,232,935
United Kingdom Gilt (United Kingdom) 4.250% due 12/07/27 ~	GBP 600,000	970,723
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	6,125,989	9,190,109
0.125% due 08/10/48 ^ ~	256,278	535,053
0.125% due 11/22/56 ^ ~	137,186	326,309
0.125% due 11/22/65 ^ ~	750,643	2,084,231
0.750% due 11/22/47 ^ ~	650,808	1,537,762
1.875% due 11/22/22 ^ ~	657,466	1,008,525

Total Foreign Government Bonds & Notes (Cost $70,042,090)		64,556,088

MUNICIPAL BONDS - 0.0%

South Carolina Student Loan Corp 2.461% (USD LIBOR + 0.000%) due 12/01/23 §	$51,783	51,782

Total Municipal Bonds (Cost $51,735)		51,782

SHORT-TERM INVESTMENTS - 7.9%

Commercial Paper - 1.4%

Bank of Montreal (Canada)
1.684% due 10/04/18	CAD 400,000	309,610
1.710% due 10/17/18	400,000	309,424
1.715% due 10/01/18	1,000,000	774,134
1.723% due 10/04/18	2,100,000	1,625,453
C.I.B.C. (Canada) 1.705% due 10/04/18	1,900,000	1,470,648
HSBC Bank Canada (Canada)
1.746% due 10/15/18	1,500,000	1,160,446
1.749% due 10/09/18	1,300,000	1,006,002
Royal Bank of Canada (Canada)
1.684% due 10/22/18	200,000	154,677
1.694% due 10/25/18	300,000	231,982

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
1.697% due 10/09/18	CAD 100,000	$77,385
1.714% due 10/18/18	300,000	232,057
The Bank of Nova Scotia (Canada)
1.701% due 10/09/18	900,000	696,463
1.705% due 10/10/18	1,300,000	1,005,951
1.719% due 10/01/18	200,000	154,827
The Toronto-Dominion Bank (Canada)
1.676% due 10/24/18	200,000	154,663
1.678% due 10/22/18	400,000	309,353
1.690% due 10/12/18	400,000	309,496
1.702% due 10/09/18	100,000	77,385

		10,059,956

Foreign Government Issues - 1.7%

Argentina Treasury Bills (Argentina)
(0.090%) due 10/12/18	ARS 600,000	16,166
(2.381%) due 12/28/18	1,960,000	47,707
(1.816%) due 12/28/18	300,000	7,302
3.100% due 10/26/18	$200,000	199,491
Hellenic Republic Treasury Bills (Greece) 1.082% due 10/05/18	EUR 630,000	731,630
Japan Treasury Bills (Japan) (0.153)% due 10/29/18	JPY 1,270,000,000	11,178,705

		12,181,001

Repurchase Agreements - 4.8%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $10,179,787; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $10,387,020)	$10,179,430	10,179,430
RBC Capital Markets 2.340% due 10/01/18 (Dated 09/28/18, repurchase price of $24,004,680; collateralized by U.S. Treasury Note: 2.000% due 11/15/26 and value $24,269,608)	24,000,000	24,000,000

		34,179,430

Total Short-Term Investments (Cost $56,598,204)		56,420,387

TOTAL INVESTMENTS - 157.5% (Cost $1,143,597,997)		1,112,363,464

TOTAL SECURITIES SOLD SHORT - (2.0%)
(See Note (b) in Notes to Schedule of Investments) (Proceeds $14,491,281)		(14,436,015)

DERIVATIVES - 0.8%
(See Notes (d) through (g) in Notes to Schedule of Investments)		5,405,429

OTHER ASSETS & LIABILITIES, NET - (56.3%)		(397,237,054)

NET ASSETS - 100.0%		$706,095,824

Notes to Schedule of Investments

(a)

As of September 30, 2018, $3,438,000 in cash and investments with a total aggregate value of $6,172,230 were fully or partially segregated with the broker(s)/ custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(b)	Securities sold short outstanding as of September 30, 2018 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (2.0%)

Fannie Mae 3.000% due 11/01/48	$15,100,000	($14,436,015)

Total Securities Sold Short (Proceeds $14,491,281)		($14,436,015)

(c)

The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the nine-month period ended September 30, 2018 was $4,701,648 at a weighted average interest rate of 1.700%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended September 30, 2018 was $315,628,563 at a weighted average interest rate of 1.824%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(d)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	12/18	98	$18,154,267	$18,067,594	($86,673)
Eurodollar	12/18	4	974,801	973,400	(1,401)
Eurodollar	03/19	4	973,700	971,600	(2,100)
Eurodollar	06/19	4	972,600	970,100	(2,500)
Eurodollar	09/19	4	971,900	969,200	(2,700)
Eurodollar	12/19	4	971,150	968,600	(2,550)
U.S. Treasury 2-Year Notes	12/18	9	1,902,244	1,896,610	(5,634)
U.S. Treasury 10-Year Notes	12/18	65	7,789,200	7,720,781	(68,419)

					(171,977)

Short Futures Outstanding
Australia Treasury 3-Year Bonds	12/18	36	2,551,435	2,547,482	3,953
Australia Treasury 10-Year Bonds	12/18	15	1,066,415	1,055,108	11,307
Euro-Bobl	12/18	38	5,796,436	5,766,473	29,963
Euro-BTP	12/18	33	4,843,649	4,744,888	98,761
Euro-Bund	10/18	19	3,495,823	3,502,901	(7,078)
Euro-Bund	11/18	36	6,643,088	6,637,075	6,013
Euro-OAT	12/18	155	27,357,944	27,183,384	174,560
Japan 10-Year Bonds	12/18	4	601,404	600,360	1,044
Long Gilt	12/18	184	29,336,388	29,004,515	331,873
Short Euro-BTP	12/18	1	125,532	126,845	(1,313)
U.S. Treasury 5-Year Notes	12/18	6	680,758	674,859	5,899
U.S. Treasury 30-Year Bonds	12/18	193	27,832,357	27,116,500	715,857
U.S. Treasury Ultra 10-Year Notes	12/18	222	28,486,820	27,972,000	514,820
U.S. Treasury Ultra Long Bonds	12/18	11	1,745,719	1,697,094	48,625

					1,934,284

Total Futures Contracts					$1,762,307

(e)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	8,966,552	USD	221,451	10/18	BNP	$-	($6,349)
AUD	12,877,000	USD	9,344,869	10/18	BOA	-	(36,730)
BRL	4,427,155	USD	1,109,311	10/18	BNP	-	(13,087)
BRL	1,617,155	USD	395,683	10/18	DUB	4,747	-
BRL	2,610,000	USD	668,858	10/18	JPM	-	(22,586)
BRL	11,100,000	USD	2,949,382	01/19	MSC	-	(221,554)
CAD	6,385,000	USD	4,924,798	10/18	HSB	18,607	-
COP	3,721,195,250	USD	1,193,264	12/18	GSC	60,845	-
EUR	9,301,628	USD	10,955,828	10/18	BNP	-	(156,168)
GBP	911,000	USD	1,198,665	10/18	BNP	-	(11,267)
GBP	3,357,000	USD	4,422,922	10/18	CIT	-	(47,408)
GBP	714,000	USD	930,583	10/18	GSC	45	-
GBP	18,401,000	USD	24,241,207	10/18	JPM	-	(257,337)
GBP	911,000	USD	1,191,151	11/18	BOA	-	(2,123)
GBP	3,072,000	USD	4,013,448	11/18	HSB	-	(3,903)
IDR	14,903,010,000	USD	995,259	12/18	CIT	-	(7,873)
JPY	436,037,776	USD	3,928,120	10/18	BNP	-	(90,435)
JPY	436,037,776	USD	3,872,294	11/18	JPM	-	(26,017)
NZD	12,799,000	USD	8,516,455	10/18	HSB	-	(32,638)
RUB	92,780,698	USD	1,445,745	11/18	UBS	-	(35,971)
USD	216,351	ARS	8,242,980	10/18	BNP	17,259	-
USD	8,119,588	AUD	11,222,000	10/18	GSC	7,766	-
USD	1,191,315	AUD	1,655,000	10/18	JPM	-	(5,002)
USD	9,346,564	AUD	12,877,000	11/18	BOA	36,588	-
USD	1,230,991	BRL	4,427,155	10/18	BNP	134,767	-
USD	403,895	BRL	1,617,155	10/18	DUB	3,465	-
USD	651,864	BRL	2,610,000	10/18	JPM	5,594	-
USD	394,640	BRL	1,617,155	11/18	DUB	-	(4,850)
USD	9,020,540	BRL	33,570,000	01/19	BNP	770,703	-
USD	4,561,690	BRL	17,344,000	01/19	CIT	299,397	-
USD	9,124,372	BRL	33,883,000	01/19	JPM	797,614	-
USD	1,064,296	CAD	1,400,000	10/18	BNP	-	(19,790)
USD	5,868,926	CAD	7,585,000	10/18	CIT	-	(3,959)
USD	154,948	CAD	200,000	10/18	CIT	35	-
USD	2,906,355	CAD	3,800,000	10/18	GSC	-	(36,163)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	2,282,593	CAD	3,000,000	10/18	HSB	$-	($40,278)
USD	1,846,771	CAD	2,400,000	10/18	JPM	-	(11,657)
USD	759,303	CAD	1,000,000	10/18	UBS	-	(14,901)
USD	4,927,952	CAD	6,385,000	11/18	HSB	-	(18,794)
USD	1,727,205	CNH	11,780,921	12/18	HSB	20,304	-
USD	10,873,882	EUR	9,301,628	10/18	CIT	74,222	-
USD	586,671	EUR	470,000	10/18	DUB	40,848	-
USD	198,567	EUR	160,000	10/18	HSB	12,755	-
USD	10,982,356	EUR	9,301,628	11/18	BNP	156,559	-
USD	28,961,015	GBP	22,472,000	10/18	SGN	-	(328,997)
USD	24,274,194	GBP	18,401,000	11/18	JPM	257,387	-
USD	3,260,500	JPY	360,000,000	10/18	BNP	85,863	-
USD	453,463	JPY	50,000,000	10/18	BOA	12,541	-
USD	3,352,664	JPY	370,000,000	10/18	BRC	89,842	-
USD	3,863,573	JPY	436,037,776	10/18	JPM	25,888	-
USD	4,440,719	JPY	490,000,000	10/18	UBS	119,685	-
USD	1,430,926	KRW	1,598,486,880	12/18	BNP	-	(12,216)
USD	765,699	MXN	14,307,077	10/18	JPM	4,044	-
USD	8,583,969	NZD	12,799,000	10/18	RBS	100,152	-
USD	8,517,491	NZD	12,799,000	11/18	HSB	32,138	-
USD	721,301	SGD	983,710	12/18	CSF	501	-
USD	717,421	TWD	21,872,739	12/18	BNP	-	(5,227)

Total Forward Foreign Currency Contracts						$3,190,161	($1,473,280)

(f)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection
Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Main 29 5Y	0.900%	11/21/18	BRC	EUR 4,000,000	$5,540	($1,243)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 4.00	10/17/18	JPM	$1,440,000	$33,530	($42,543)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1+ 4.000%)10]	04/22/24	JPM	$13,800,000	$100,395	($360)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)10]	05/16/24	JPM	1,300,000	9,035	(212)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)20)]	06/22/35	GSC	EUR 2,200,000	100,087	(11,773)

						209,517	(12,345)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	03/24/20	JPM	$12,700,000	143,510	(53)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	90,900,000	810,160	(31)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	8,700,000	112,230	(32)
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	10/02/20	JPM	3,800,000	70,136	(2,309)

						1,136,036	(2,425)

Total Inflation Floor/Cap Options						$1,345,553	($14,770)

Interest Rate Floor/Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	10-Year/2-Year ICE Swap Rate	01/02/20	MSC	$53,800,000	$41,695	($79,216)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Interest Rate Swaptions

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	3.250%	3-Month USD-LIBOR	12/04/18	CIT	$7,000,000	$39,550	($24,004)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 30-Year Bonds (11/18)	$142.00	10/26/18	CME	18	$2,556,000	$8,482	($7,031)
Call - U.S. Treasury 30-Year Bonds (11/18)	142.50	10/26/18	CME	12	1,710,000	3,360	(3,188)

						11,842	(10,219)

Put - U.S. Treasury 10-Year Notes (11/18)	120.00	10/26/18	CME	24	2,880,000	15,347	(31,125)
Put - U.S. Treasury 30-Year Bonds (11/18)	142.00	10/26/18	CME	30	4,260,000	23,514	(56,719)

						38,861	(87,844)

Total Options on Futures						$50,703	($98,063)

Total Written Options						$1,516,571	($259,839)

(g)	Swap agreements outstanding as of September 30, 2018 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	06/20/21	CIT	1.844%	$200,000	($4,299)	($17,301)	$13,002
Brazilian Government	Q	1.000%	06/20/21	DUB	1.844%	400,000	(8,598)	(34,436)	25,838
Brazilian Government	Q	1.000%	06/20/22	BOA	2.130%	100,000	(3,836)	(4,774)	938
Brazilian Government	Q	1.000%	06/20/22	HSB	2.130%	700,000	(26,850)	(34,308)	7,458

							(43,583)	(90,819)	47,236

				Exchange
Daimler AG	Q	1.000%	12/20/20	ICE	0.423%	EUR 240,000	3,689	3,205	484
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.861%	$200,000	29,285	18,751	10,534

							32,974	21,956	11,018

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($10,609)	($68,863)	$58,254

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 26 5Y	Q	1.000%	12/20/21	ICE	EUR 4,300,000	($111,747)	($53,476)	($58,271)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	11,700,000	(295,644)	(278,159)	(17,485)
CDX HY31 5Y	Q	5.000%	12/20/23	ICE	$1,700,000	(125,705)	(119,662)	(6,043)

						($533,096)	($451,297)	($81,799)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	M	0.500%	10/17/57	GSC	$1,000,000	$10,636	($52,061)	$62,697

Total Credit Default Swaps						($533,069)	($572,221)	$39,152

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.070%	U.S. CPI Urban Consumers	Z/Z	LCH	03/23/19	$2,360,000	$5,115	$136	$4,979
1.980%	U.S. CPI Urban Consumers	Z/Z	LCH	04/10/19	4,050,000	8,666	-	8,666
1.925%	U.S. CPI Urban Consumers	Z/Z	LCH	05/08/19	2,180,000	5,988	-	5,988
2.168%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/20	3,500,000	21,197	-	21,197
1.150%	France CPI Excluding Tobacco	Z/Z	LCH	08/06/20	EUR 1,010,000	4,001	234	3,767
1.315%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/20	7,830,000	34,945	351	34,594
1.160%	France CPI Excluding Tobacco	Z/Z	LCH	08/15/20	3,690,000	13,748	2,613	11,135
2.027%	U.S. CPI Urban Consumers	Z/Z	LCH	11/23/20	$3,500,000	39,605	-	39,605
2.021%	U.S. CPI Urban Consumers	Z/Z	LCH	11/25/20	3,300,000	37,920	-	37,920
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	5,705	-	5,705
1.550%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/21	$2,400,000	90,187	81,231	8,956
1.603%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/21	1,850,000	62,929	55,721	7,208
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	1,200,000	17,851	-	17,851
2.250%	3-Month USD-LIBOR	S/S	CME	12/20/22	30,400,000	(817,181)	32,601	(849,782)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	46,283	-	46,283
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	7,751	(801)	8,552
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	2,338	-	2,338
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	2,151	-	2,151
2.000%	3-Month USD-LIBOR	S/S	CME	06/20/23	3,000,000	(126,906)	(109,900)	(17,006)
2.678%	3-Month USD-LIBOR	S/S	CME	10/25/23	5,000,000	(95,410)	-	(95,410)
2.670%	3-Month USD-LIBOR	S/S	CME	11/19/23	4,000,000	(79,545)	42,296	(121,841)
2.681%	3-Month USD-LIBOR	S/S	CME	12/12/23	4,000,000	(78,831)	-	(78,831)
2.500%	3-Month USD-LIBOR	S/S	CME	12/19/23	6,500,000	(182,989)	(52,260)	(130,729)
1.710%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/33	EUR 500,000	(168)	(533)	365
3.585%	GBP Retail Price	Z/Z	LCH	10/15/46	GBP 1,070,000	(47,343)	(87,180)	39,837
3.428%	GBP Retail Price	Z/Z	LCH	03/15/47	2,540,000	184,203	116,963	67,240
3.090%	3-Month USD-LIBOR	S/S	CME	09/13/48	$3,040,000	(45,825)	-	(45,825)

						($883,615)	$81,472	($965,087)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.788%	U.S. CPI Urban Consumers	Z/Z	MSC	07/18/26	$2,800,000	($152,762)	$-	($152,762)
1.810%	U.S. CPI Urban Consumers	Z/Z	MSC	07/19/26	4,100,000	(214,602)	-	(214,602)
1.800%	U.S. CPI Urban Consumers	Z/Z	MSC	07/20/26	2,600,000	(138,325)	-	(138,325)
1.805%	U.S. CPI Urban Consumers	Z/Z	MSC	09/20/26	800,000	(41,718)	-	(41,718)

						(547,407)	-	(547,407)

			Exchange
1.750%	3-Month USD-LIBOR	S/Q	CME	06/20/20	34,250,000	542,802	599,681	(56,879)
1.350%	France CPI Excluding Tobacco	Z/Z	LCH	01/15/23	EUR 2,040,000	(14,431)	615	(15,046)
1.535%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/23	3,470,000	(9,957)	-	(9,957)
2.300%	3-Month USD-LIBOR	S/Q	CME	04/27/26	$28,100,000	1,029,684	526,740	502,944
1.730%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/26	2,400,000	(142,775)	(128,648)	(14,127)
1.850%	3-Month USD-LIBOR	S/Q	CME	07/27/26	4,300,000	239,982	168,377	71,605
2.000%	3-Month USD-LIBOR	S/Q	CME	07/27/26	23,900,000	1,180,120	723,878	456,242
1.800%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	4,300,000	(223,054)	(43,388)	(179,666)
1.801%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	1,850,000	(95,782)	(85,451)	(10,331)
1.805%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	1,600,000	(82,243)	(73,280)	(8,963)
1.780%	U.S. CPI Urban Consumers	Z/Z	LCH	09/15/26	1,600,000	(86,446)	(77,664)	(8,782)
2.400%	3-Month USD-LIBOR	S/Q	CME	12/07/26	800,000	25,740	9,068	16,672
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 426,000,000	7,750	(7,048)	14,798

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.180%	U.S. CPI Urban Consumers	Z/Z	LCH	09/20/27	$1,210,000	($27,745)	$-	($27,745)
2.150%	U.S. CPI Urban Consumers	Z/Z	LCH	09/25/27	1,200,000	(31,262)	-	(31,262)
2.156%	U.S. CPI Urban Consumers	Z/Z	LCH	10/17/27	2,700,000	(67,721)	-	(67,721)
1.575%	France CPI Excluding Tobacco	Z/Z	LCH	01/15/28	EUR 840,000	(1,161)	-	(1,161)
2.335%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/28	$3,450,000	(15,242)	7,486	(22,728)
1.590%	France CPI Excluding Tobacco	Z/Z	LCH	02/15/28	EUR 3,480,000	2,276	(105)	2,381
1.606%	France CPI Excluding Tobacco	Z/Z	LCH	02/15/28	510,000	1,348	-	1,348
1.535%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/28	1,300,000	(9,395)	169	(9,564)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	JPY 60,000,000	2,293	(904)	3,197
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(97,271)	13,136	(110,407)
3.100%	3-Month USD-LIBOR	S/Q	CME	04/17/28	$15,540,000	66,008	(46,913)	112,921
2.360%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/28	1,730,000	(56)	-	(56)
2.353%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/28	1,150,000	(852)	-	(852)
2.364%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/28	1,760,000	466	-	466
1.620%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/28	EUR 1,780,000	(1,143)	112	(1,255)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$11,780,000	792,514	636,285	156,229
2.379%	U.S. CPI Urban Consumers	Z/Z	LCH	07/09/28	7,400,000	4,410	(3,582)	7,992
1.621%	France CPI Excluding Tobacco	Z/Z	LCH	07/15/28	EUR 2,190,000	6,971	-	6,971
2.720%	3-Month USD-LIBOR	S/Q	CME	07/18/28	$400,000	14,106	4,482	9,624
2.765%	3-Month USD-LIBOR	S/Q	CME	07/18/28	10,950,000	343,156	124,845	218,311
3.134%	3-Month USD-LIBOR	S/Q	CME	09/13/28	15,000,000	51,775	-	51,775
3.513%	GBP Retail Price	Z/Z	LCH	09/15/28	GBP 1,300,000	2,250	63	2,187
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 530,000,000	(17,985)	(28,827)	10,842
1.500%	6-Month GBP-LIBOR	S/S	LCH	03/20/29	GBP 13,610,000	340,834	219,007	121,827
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	(135,260)	(214,684)	79,424
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	3,400,000	25,508	52,034	(26,526)
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	9,730,000	(163,670)	(58,600)	(105,070)
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	1,160,000	(42,612)	(55,072)	12,460
3.530%	GBP Retail Price	Z/Z	LCH	10/15/31	270,000	991	7,144	(6,153)
3.470%	GBP Retail Price	Z/Z	LCH	09/15/32	6,310,000	(72,380)	2,369	(74,749)
3.500%	GBP Retail Price	Z/Z	LCH	09/15/33	380,000	(4,075)	297	(4,372)
3.358%	GBP Retail Price	Z/Z	LCH	04/15/35	1,200,000	(20,715)	(29,642)	8,927
1.910%	France CPI Excluding Tobacco	Z/Z	LCH	01/15/38	EUR 620,000	13,986	1,731	12,255
1.500%	6-Month JPY-LIBOR	S/S	CME	12/21/45	JPY 37,200,000	(48,593)	(113,079)	64,486
2.000%	1-Day USD-Federal Funds	A/A	LCH	12/15/47	$2,610,000	389,368	6,265	383,103
2.428%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	500,000	30,320	1,207	29,113
2.478%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	1,203,000	60,045	6,639	53,406
2.499%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	390,000	17,006	974	16,032
1.946%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/48	EUR 500,000	(1,504)	1,019	(2,523)
2.150%	3-Month USD-LIBOR	S/Q	CME	06/19/48	$1,220,000	241,413	121,447	119,966
2.500%	3-Month USD-LIBOR	S/Q	CME	06/20/48	950,000	120,670	112,731	7,939
1.750%	6-Month GBP-LIBOR	S/S	LCH	03/20/49	GBP 3,320,000	9,709	(20,388)	30,097

						4,150,171	2,360,526	1,789,645

Total Interest Rate Swaps-Short						$3,602,764	$2,360,526	$1,242,238

Total Interest Rate Swaps						$2,719,149	$2,441,998	$277,151

Total Swap Agreements						$2,186,080	$1,869,777	$316,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$64,449,718	$-	$64,449,718	$-
	Mortgage-Backed Securities	153,876,890	-	153,876,890	-
	Asset-Backed Securities	40,538,703	-	40,538,703	-
	U.S. Treasury Obligations	732,469,896	-	732,469,896	-
	Foreign Government Bonds & Notes	64,556,088	-	64,556,088	-
	Municipal Bonds	51,782	-	51,782	-
	Short-Term Investments	56,420,387	-	56,420,387	-
	Derivatives:
	Credit Contracts
	Swaps	43,610	-	43,610	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,190,161	-	3,190,161	-
	Interest Rate Contracts
	Futures	1,942,675	1,942,675	-	-
	Swaps	6,154,084	-	6,154,084	-

	Total Interest Rate Contracts	8,096,759	1,942,675	6,154,084	-

	Total Asset - Derivatives	11,330,530	1,942,675	9,387,855	-

	Total Assets	1,123,693,994	1,942,675	1,121,751,319	-

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(14,436,015)	-	(14,436,015)	-
	Sale-buyback Financing Transactions	(284,682,478)	-	(284,682,478)	-
	Derivatives:
	Credit Contracts
	Written Options	(1,243)		(1,243)
	Swaps	(576,679)	-	(576,679)	-

	Total Credit Contracts	(577,922)	-	(577,922)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,473,280)	-	(1,473,280)	-
	Written Options	(42,543)		(42,543)

	Total Foreign Currency Contracts	(1,515,823)	-	(1,515,823)	-

	Interest Rate Contracts
	Futures	(180,368)	(180,368)	-	-
	Written Options	(216,053)	-	(216,053)	-
	Swaps	(3,434,935)	-	(3,434,935)	-

	Total Interest Rate Contracts	(3,831,356)	(180,368)	(3,650,988)	-

	Total Liabilities - Derivatives	(5,925,101)	(180,368)	(5,744,733)	-

	Total Liabilities	(305,043,594)	(180,368)	(304,863,226)	-

	Total	$818,650,400	$1,762,307	$816,888,093	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.0%

Consumer, Cyclical - 1.0%

Ford Motor Credit Co LLC 3.549% (USD LIBOR + 1.235%) due 02/15/23 §	$2,180,000	$2,169,214
General Motors Financial Co Inc 3.189% (USD LIBOR + 0.850%) due 04/09/21 §	2,000,000	2,008,367

		4,177,581

Consumer, Non-Cyclical - 1.0%

Becton Dickinson and Co 3.261% (USD LIBOR + 0.875%) due 12/29/20 §	2,170,000	2,173,350
Cardinal Health Inc 3.104% (USD LIBOR + 0.770%) due 06/15/22 §	2,175,000	2,179,771

		4,353,121

Total Corporate Bonds & Notes (Cost $8,550,735)		8,530,702

MORTGAGE-BACKED SECURITIES - 5.5%

Collateralized Mortgage Obligations - Commercial - 1.2%

BHMS 3.658% (USD LIBOR + 1.500%) due 07/15/35 § ~	1,800,000	1,803,658
JP Morgan Chase Commercial Mortgage Securities Corp 3.158% (USD LIBOR + 1.000%) due 06/15/32 § ~	1,600,000	1,605,014
RETL 3.258% (USD LIBOR + 1.100%) due 03/15/33 § ~	427,512	429,560
SLIDE 2.970% (USD LIBOR + 0.900%) due 06/15/31 § ~	525,000	526,651
TPG Real Estate Finance Issuer Ltd (Cayman) 2.908% (USD LIBOR + 0.750%) due 02/15/35 § ~	240,000	240,160
VMC Finance LLC 2.978% (USD LIBOR + 0.820%) due 04/15/35 § ~	503,815	504,115

		5,109,158

Collateralized Mortgage Obligations - Residential - 4.3%

Deephaven Residential Mortgage Trust 2.976% due 12/25/57 § ~	385,267	383,527
3.027% due 12/25/57 § ~	415,484	408,162
3.479% due 04/25/58 § ~	2,444,029	2,437,932
Fannie Mae 3.000% due 04/25/40 – 01/25/41	470,613	460,974
Fannie Mae Connecticut Avenue Securities 2.896% (USD LIBOR + 0.680%) due 10/25/30 §	1,225,982	1,228,612
Freddie Mac 3.000% due 08/15/40 - 03/15/41	636,074	624,914
JP Morgan Mortgage Trust 3.500% due 06/25/48 § ~	320,860	316,742
3.500% due 09/25/48 § ~	473,684	467,585
3.500% due 10/25/48 § ~	2,689,361	2,677,817
3.500% due 12/25/48 § ~	453,402	448,635
PNMAC GMSR ISSUER Trust 5.066% (USD LIBOR + 2.850%) due 02/25/23 § ~	180,000	182,303
PSMC Trust 3.500% due 02/25/48 § ~	409,477	404,670

	Principal Amount	Value
Sequoia Mortgage Trust 2.500% due 01/25/45 § ~	$1,880,120	$1,843,145
3.500% due 03/25/48 § ~	375,819	370,980
3.500% due 05/25/48 § ~	2,742,419	2,710,237
4.000% due 02/25/48 § ~	320,279	322,976
4.000% due 06/25/48 § ~	1,444,212	1,457,511
4.000% due 08/25/48 § ~	1,331,213	1,340,954

		18,087,676

Total Mortgage-Backed Securities (Cost $23,274,361)		23,196,834

ASSET-BACKED SECURITIES - 38.1%

AccessLex Institute 2.936% (USD LIBOR + 0.570%) due 09/22/37 §	313,769	301,713
AIMCO CLO (Cayman) 3.189% (USD LIBOR + 0.850%) due 01/15/28 § ~	1,100,000	1,096,794
American Credit Acceptance Receivables Trust 2.000% due 07/10/20 ~	149,086	148,870
2.920% due 08/12/21 ~	360,000	360,048
2.940% due 01/10/24 ~	640,000	636,605
AmeriCredit Automobile Receivables 2.300% due 03/08/21	1,000,000	997,792
AmeriCredit Automobile Receivables Trust 1.460% due 05/10/21	2,144,355	2,135,571
1.530% due 07/08/21	2,409,994	2,398,112
2.450% due 05/20/19	425,316	425,305
2.580% due 09/08/20	154,874	154,847
2.730% due 03/08/21	3,000,000	2,997,729
Arbor Realty Commercial Real Estate Notes Ltd (Cayman) 3.308% (USD LIBOR + 1.150%) due 06/15/28 § ~	1,700,000	1,706,923
Avant Loans Funding Trust 2.290% due 06/15/20 ~	91,561	91,518
3.090% due 06/15/21 ~	1,403,566	1,403,377
Avery Point IV CLO Ltd (Cayman) 3.435% (USD LIBOR + 1.100%) due 04/25/26 § ~	951,335	952,030
BCC Funding XIV LLC 2.200% due 02/20/19 ~	507,612	507,456
2.960% due 06/20/23 ~	420,000	418,047
CCG Receivables Trust 3.090% due 12/15/25 ~	1,630,000	1,626,855
Chesapeake Funding II LLC 2.608% (USD LIBOR + 0.450%) due 04/15/30 § ~	6,000,000	6,020,771
CIFC Funding Ltd (Cayman) 3.119% (USD LIBOR + 0.780%) due 04/15/27 § ~	1,100,000	1,093,808
Citibank Credit Card Issuance Trust 2.904% (USD LIBOR + 0.770%) due 05/14/29 §	1,400,000	1,412,174
CLI Funding V LLC 3.290% due 06/18/29 ~	705,455	691,251
CNH Equipment Trust 1.630% due 08/15/21	621,470	616,765
2.230% due 10/17/22	750,000	747,463
Commonbond Student Loan Trust 2.550% due 05/25/41 ~	423,190	409,412
3.200% due 06/25/32 ~	104,662	103,847
3.320% due 05/25/40 ~	1,088,762	1,083,743
CPS Auto Receivables Trust 1.870% due 03/15/21 ~	412,998	411,467
2.160% due 05/17/21 ~	102,277	101,929
3.180% due 09/15/20 ~	1,865,897	1,867,912
CPS Auto Trust 2.870% due 09/15/21 ~	947,658	947,305
3.430% due 07/15/22 ~	330,000	329,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
DB Master Finance LLC 3.980% due 02/20/45 ~	$1,061,500	$1,062,851
Diamond Resorts Owner Trust 2.990% due 05/22/28 ~	243,177	242,790
DRB Prime Student Loan Trust 2.320% due 04/25/30	17,115	17,033
2.540% due 04/27/26 ~	22,901	22,835
3.060% due 07/25/31 ~	48,755	48,404
3.170% due 07/25/31 ~	1,047,651	1,043,081
Drive Auto Receivables Trust 2.451% due 09/16/19	2,640,000	2,639,497
3.060% due 05/17/21 ~	253,705	253,874
3.190% due 07/15/22 ~	593,558	594,367
3.220% due 04/15/22	390,000	389,678
DT Auto Owner Trust 2.400% due 05/17/21 ~	270,000	269,297
2.590% due 05/17/21 ~	386,790	386,478
2.840% due 09/15/21 ~	1,633,182	1,632,552
3.040% due 01/18/22 ~	2,920,000	2,914,080
ECMC Group Student Loan Trust 2.966% (USD LIBOR + 0.750%) due 02/27/68 § ~	2,608,177	2,609,927
3.566% (USD LIBOR + 1.350%) due 07/26/66 § ~	235,129	240,019
EdLinc Student Loan Funding Trust 3.350% (USD Prime - 1.150%) due 12/01/47 § ~	475,177	471,258
Education Loan Asset-Backed Trust I 3.016% (USD LIBOR + 0.800%) due 06/25/26 § ~	121,172	121,679
Elara HGV Timeshare Issuer LLC 2.730% due 04/25/28 ~	89,748	87,836
ELFI Graduate Loan Program LLC 2.966% (USD LIBOR + 0.750%) due 08/25/42 § ~	1,060,642	1,065,018
Exeter Automobile Receivables Trust 2.050% due 12/15/21 ~	507,718	505,379
2.210% due 05/17/21 ~	205,998	205,566
2.750% due 04/15/22 ~	190,000	188,856
2.790% due 07/15/21 ~	2,574,185	2,572,333
2.840% due 08/16/21 ~	2,710,000	2,710,745
2.900% due 01/18/22 ~	1,158,301	1,157,815
3.270% due 05/16/22 ~	860,000	858,062
First Investors Auto Owner Trust 2.000% due 03/15/22 ~	515,417	512,616
2.720% due 04/17/23 ~	260,000	255,156
2.840% due 05/16/22 ~	1,276,550	1,274,912
Flagship Credit Auto Trust 2.070% due 04/15/22 ~	1,535,077	1,522,751
2.380% due 10/15/20 ~	271,230	271,010
2.590% due 06/15/22 ~	690,926	687,990
2.660% due 10/17/22 ~	980,000	964,416
2.770% due 12/15/20 ~	140,552	140,572
2.970% due 10/17/22 ~	2,457,188	2,454,344
GMF Floorplan Owner Revolving Trust 3.008% (USD LIBOR + 0.850%) due 05/17/21 § ~	2,000,000	2,009,157
Hertz Fleet Lease Funding LP 2.633% (USD LIBOR + 0.500%) due 05/10/32 § ~	2,680,000	2,687,179
Hilton Grand Vacations Trust 2.280% due 01/25/26 ~	68,419	68,029
Hyundai Auto Lease Securitization Trust 1.650% due 07/15/20 ~	700,000	697,313
JP Morgan Student Loan Trust 2.689% (USD LIBOR + 0.350%) due 06/28/39 § ~	250,074	239,157
Laurel Road Prime Student Loan Trust 1.870% due 11/25/42 ~	175,978	175,469
2.680% due 05/26/43 ~	3,087,413	3,083,012
Lendmark Funding Trust 3.810% due 12/21/26 ~	650,000	649,642

	Principal Amount	Value
Mariner Finance Issuance Trust 2.920% due 12/20/29 ~	$700,000	$689,971
3.620% due 02/20/29 ~	146,000	146,086
Marlette Funding Trust 2.360% due 12/15/24 ~	2,165,818	2,158,357
2.390% due 07/15/24 ~	40,852	40,792
2.610% due 03/15/28 ~	591,061	589,367
2.827% due 03/15/24 ~	206,321	206,324
3.060% due 07/17/28 ~	1,054,975	1,054,786
3.200% due 09/15/28 ~	1,153,660	1,153,693
MVW Owner Trust 2.250% due 12/20/33 ~	427,346	413,649
2.640% due 12/20/33 ~	645,767	629,753
Navient Private Education Loan Trust 2.878% due 12/15/59 § ~	320,000	320,724
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	1,025,982	1,018,452
Navient Student Loan Trust 2.406% (USD LIBOR + 0.190%) due 03/25/67 § ~	351,133	351,172
2.566% (USD LIBOR + 0.350%) due 03/25/67 § ~	1,200,000	1,200,334
2.596% (USD LIBOR + 0.380%) due 03/25/67 § ~	630,000	630,173
2.636% (USD LIBOR + 0.420%) due 08/27/29 §	1,547,273	1,548,535
2.816% (USD LIBOR + 0.600%) due 07/26/66 § ~	2,000,000	2,015,074
2.936% (USD LIBOR + 0.720%) due 03/25/67 § ~	480,000	483,212
2.966% (USD LIBOR + 0.750%) due 03/25/66 § ~	2,220,000	2,240,607
2.966% (USD LIBOR + 0.750%) due 03/25/67 § ~	510,000	511,649
Navistar Financial Dealer Note Master Trust 3.718% (USD LIBOR + 1.550%) due 09/25/23 § ~	440,000	440,244
Nelnet Student Loan Trust 2.445% (USD LIBOR + 0.110%) due 10/25/33 §	1,084,762	1,079,292
2.466% (USD LIBOR + 0.100%) due 03/23/37 §	1,208,802	1,201,392
2.495% (USD LIBOR + 0.160%) due 10/25/38 §	891,557	863,232
2.535% (USD LIBOR + 0.200%) due 01/25/38 §	393,746	374,031
2.536% (USD LIBOR + 0.170%) due 03/23/37 §	418,163	398,990
2.623% (USD LIBOR + 0.250%) due 06/25/41 §	175,830	165,322
2.656% (USD LIBOR + 0.440%) due 09/27/66 § ~	1,400,000	1,401,156
2.685% (USD LIBOR + 0.350%) due 10/25/40 §	609,271	582,570
2.816% (USD LIBOR + 0.600%) due 10/27/36 § ~	494,923	494,705
2.866% (USD LIBOR + 0.650%) due 11/25/52 § ~	1,293,810	1,298,792
2.976% (USD LIBOR + 0.760%) due 05/25/66 § ~	1,950,000	1,963,596
3.716% (USD LIBOR + 1.500%) due 03/25/48 § ~	1,000,000	1,004,337
3.716% (USD LIBOR + 1.500%) due 06/26/51 § ~	2,114,000	2,185,304
3.716% (USD LIBOR + 1.500%) due 06/25/54 § ~	100,000	99,741
Neuberger Berman CLO XX Ltd (Cayman) 3.139% (USD LIBOR + 0.800%) due 01/15/28 § ~	1,050,000	1,045,822
NextGear Floorplan Master Owner Trust 2.798% (USD LIBOR + 0.640%) due 02/15/23 § ~	370,000	371,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
OCP CLO Ltd (Cayman) 3.155% (USD LIBOR + 0.820%) due 10/26/27 § ~	$1,100,000	$1,100,684
OneMain Direct Auto Receivables Trust 2.310% due 12/14/21 ~	410,000	407,879
OSCAR US Funding Trust 2.550% due 12/15/21 ~	598,618	597,835
OSCAR US Funding Trust VII LLC (Japan) 2.130% due 11/10/20 ~	1,627,350	1,621,658
OSCAR US Funding Trust VIII LLC (Japan) 2.910% due 04/12/21 ~	228,089	228,064
OSCAR US Funding IX LLC (Japan) 2.603% (USD LIBOR + 0.470%) due 08/10/21 § ~	1,500,000	1,501,678
PHEAA Student Loan Trust 2.806% (USD LIBOR + 0.590%) due 08/25/40 § ~	383,211	382,452
Prestige Auto Receivables Trust 1.460% due 07/15/20 ~	84,173	84,128
1.990% due 06/15/20 ~	206,746	206,619
Santander Drive Auto Receivables Trust 2.440% due 04/15/21	281,918	281,757
2.970% due 03/15/21	214,961	215,172
Scholar Funding Trust 3.239% (USD LIBOR + 0.900%) due 10/28/43 § ~	1,591,949	1,596,791
Securitized Equipment Receivables Trust 3.760% due 10/11/24	500,000	497,443
4.200% due 10/11/24	480,000	477,732
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	240,165	237,397
Sierra Timeshare Receivables Funding LLC 2.300% due 10/20/31 ~	91,762	90,965
2.430% due 06/20/32 ~	362,349	358,931
2.580% due 09/20/32 ~	637,181	628,396
2.780% due 07/20/33 ~	1,357,225	1,334,834
2.800% due 10/20/31 ~	378,342	375,876
3.020% due 06/20/32 ~	905,873	900,386
3.050% due 03/22/32 ~	413,526	411,553
SLC Student Loan Trust 2.514% (USD LIBOR + 0.200%) due 02/15/45 §	131,803	124,463
2.564% (USD LIBOR + 0.230%) due 12/15/39 §	827,393	782,876
2.614% (USD LIBOR + 0.280%) due 03/15/40 §	913,128	855,829
SLM Student Loan Trust 2.475% (USD LIBOR + 0.140%) due 01/27/42 §	450,000	438,304
2.485% (USD LIBOR + 0.150%) due 04/25/40 §	64,128	58,800
2.485% (USD LIBOR + 0.150%) due 03/25/44 §	1,890,000	1,822,515
2.515% (USD LIBOR + 0.180%) due 07/25/55 §	331,209	315,797
2.535% (USD LIBOR + 0.200%) due 01/27/42 §	1,248,582	1,193,509
2.535% (USD LIBOR + 0.200%) due 01/25/70 §	188,265	179,090
2.555% (USD LIBOR + 0.220%) due 03/25/44 §	414,814	393,220
2.625% (USD LIBOR + 0.290%) due 01/25/44 §	739,345	707,056
2.935% (EUR LIBOR + 0.600%) due 01/25/41 §	530,000	532,139
2.935% (USD LIBOR + 0.600%) due 10/25/65 § ~	700,000	701,477
2.984% (USD LIBOR + 0.650%) due 06/15/38 §	741,940	719,874
3.335% (USD LIBOR + 1.000%) due 04/27/83 §	1,338,950	1,320,162

	Principal Amount	Value
3.716% (USD LIBOR + 1.500%) due 06/27/44 §	$100,000	$96,163
3.716% (USD LIBOR + 1.500%) due 12/28/70 §	100,000	100,160
3.716% (USD LIBOR + 1.500%) due 01/25/72 §	200,000	199,877
SMB Private Education Loan Trust 2.428% (USD LIBOR + 0.270%) due 06/17/24 § ~	463,302	463,320
2.431% (USD LIBOR + 0.300%) due 09/15/25 § ~ ±	1,380,000	1,380,000
3.050% due 05/15/26 ~	498,907	498,438
Sofi Consumer Loan Program LLC 2.140% due 09/25/26 ~	718,850	715,441
2.200% due 11/25/26 ~	855,908	851,133
3.050% due 12/26/25 ~	730,039	727,079
3.060% due 09/25/28 ~	1,377,594	1,372,576
3.090% due 10/27/25 ~	578,161	577,146
Sofi Consumer Loan Program Trust 3.200% due 08/25/27 ~	1,916,893	1,917,030
3.280% due 09/15/23 ~	1,599,906	1,601,772
Sofi Professional Loan Program LLC 2.050% due 01/25/41 ~	382,924	379,340
2.716% (USD LIBOR + 0.500%) due 11/26/40 § ~	276,200	276,982
2.916% (USD LIBOR + 0.700%) due 03/26/40 § ~	322,867	323,956
3.020% due 10/25/27 ~	56,315	56,320
3.066% (USD LIBOR + 0.850%) due 07/25/39 § ~	1,710,739	1,719,556
3.316% (USD LIBOR + 1.100%) due 10/27/36 § ~	179,198	181,709
Springleaf Funding Trust 2.900% due 11/15/29 ~	500,000	498,752
Taco Bell Funding LLC 3.832% due 05/25/46 ~	886,500	888,046
Tesla Auto Lease Trust 2.320% due 12/20/19 ~	278,292	277,568
2.750% due 02/20/20 ~	110,000	109,467
TLF National Tax Lien Trust 3.090% due 12/15/29 ~	455,481	454,423
Trafigura Securitisation Finance PLC (Ireland) 2.948% (USD LIBOR + 0.730%) due 03/15/22 § ~ ±	1,010,000	1,010,000
3.008% (USD LIBOR + 0.850%) due 12/15/20 § ~	400,000	400,674
4.290% due 03/15/22 ~ ±	1,760,000	1,759,883
VSE VOI Mortgage LLC 2.540% due 07/20/33 ~	449,219	437,797
2.740% due 07/20/33 ~	1,038,412	1,015,393
Westgate Resorts LLC 3.380% due 12/20/31 ~	1,666,075	1,657,475
Westlake Automobile Receivables Trust 1.780% due 04/15/20 ~	143,448	143,371
2.408% (USD LIBOR + 0.250%) due 12/15/20 § ~	2,158,366	2,158,974
2.500% due 05/15/19 ~	917,381	917,383
2.840% due 09/15/21 ~	1,580,000	1,578,910

Total Asset-Backed Securities (Cost $159,018,730)		159,002,899

U.S. TREASURY OBLIGATIONS - 86.8%

U.S. Treasury Inflation Protected Securities - 86.8%

0.125% due 04/15/21 ^ ‡	29,926,086	29,324,349
0.125% due 04/15/22 ^ ‡	26,714,009	25,965,113
0.125% due 07/15/22 ^ ‡	26,141,502	25,517,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
0.125% due 01/15/23 ^ ‡	$24,996,058	$24,207,474
0.125% due 07/15/24 ^ ‡	24,564,251	23,610,473
0.125% due 07/15/26 ^ ‡	19,502,172	18,402,635
0.250% due 01/15/25 ^ ‡	23,965,924	23,008,240
0.375% due 07/15/25 ^ ‡	26,651,764	25,822,193
0.375% due 07/15/27 ^ ‡	17,678,232	16,904,694
0.500% due 01/15/28 ^ ‡	23,600,115	22,667,634
0.625% due 04/15/23 ^ ‡	13,290,605	13,124,559
0.625% due 01/15/24 ^	1,161,043	1,146,033
0.625% due 02/15/43 ^ ‡	9,097,630	8,284,944
0.750% due 07/15/28 ^	7,239,110	7,131,183
0.750% due 02/15/45 ^ ‡	10,867,576	10,122,482
0.875% due 02/15/47 ^ ‡	6,263,820	5,999,402
1.000% due 02/15/48 ^ ‡	12,339,805	12,200,339
1.125% due 01/15/21 ^ ‡	144,001	144,898
1.375% due 02/15/44 ^ ‡	8,066,423	8,658,119
1.750% due 01/15/28 ^ ‡	6,014,550	6,443,752
2.000% due 01/15/26 ^ ‡	7,999,047	8,609,324
2.125% due 02/15/41 ^ ‡	7,410,894	9,031,545
2.375% due 01/15/25 ^ ‡	10,962,744	11,949,717
2.375% due 01/15/27 ^ ‡	6,435,595	7,174,151
3.375% due 04/15/32 ^ ‡	2,129,625	2,770,343
3.625% due 04/15/28 ^ ‡	4,674,270	5,809,698
3.875% due 04/15/29 ^ ‡	6,131,760	7,904,621

		361,935,314

Total U.S. Treasury Obligations (Cost $369,635,253)		361,935,314

MUNICIPAL BONDS - 2.0%

Brazos Higher Education Authority Inc 2.493% (USD LIBOR + 0.120%) due 06/25/26 §	1,263,234	1,245,323
2.532% (USD LIBOR + 0.160%) due 03/27/23 §	960,584	959,927
Kentucky Higher Education Student Loan Corp 3.006% (USD LIBOR + 0.750%) due 12/01/31 §	828,989	830,390
New Hampshire Higher Education Loan Corp 2.716% (USD LIBOR + 0.500%) due 10/25/28 §	1,752,937	1,752,253
North Carolina State Education Assistance Authority 3.135% (USD LIBOR + 0.800%) due 07/25/25 §	226,638	227,255
Northstar Education Finance Inc 2.439% (USD LIBOR + 0.100%) due 04/28/30 §	637,306	634,371
Rhode Island Student Loan Authority 2.910% (USD LIBOR + 0.650%) due 09/01/36 §	1,130,817	1,133,814
3.156% (USD LIBOR + 0.900%) due 07/01/31 §	1,120,063	1,122,606
South Carolina Student Loan Corp 3.335% (USD LIBOR + 1.000%) due 07/25/25 §	340,591	342,065

Total Municipal Bonds (Cost $8,240,664)		8,248,004

SHORT-TERM INVESTMENTS - 35.0%

Commercial Paper - 35.0%

Aon Corp 2.316% due 10/10/18	3,000,000	2,997,574
AstraZeneca PLC (United Kingdom) 2.499% due 10/15/18	6,500,000	6,492,593

	Principal Amount	Value
AT&T Inc 2.890% due 12/06/18	$7,000,000	$6,965,385
Avangrid Inc 2.353% due 10/01/18	3,000,000	2,999,408
Bell Canada Inc (Canada) 2.669% due 10/24/18	7,000,000	6,987,604
CRH America Finance Inc (Ireland) 2.396% due 10/09/18	7,500,000	7,494,454
Entergy Corp 2.521% due 12/14/18	8,000,000	7,953,629
Harley-Davidson Financial Services Inc 2.504% due 11/02/18	4,000,000	3,990,472
HP Inc 2.664% due 10/23/18	6,500,000	6,490,151
Hyundai Capital America 2.634% due 10/02/18	6,500,000	6,498,284
Marriott International Inc 2.525% due 10/17/18	6,500,000	6,491,626
Nasdaq Inc 2.443% due 11/09/18	8,000,000	7,977,441
National Grid USA 2.656% due 10/03/18	6,750,000	6,747,766
NextEra Energy Cap Holdings Inc 2.514% due 11/14/18	5,000,000	4,983,909
Northrop Grumman Corp 2.444% due 10/17/18	2,900,000	2,896,299
Nutrien Ltd (Canada) 2.413% due 10/15/18	6,500,000	6,491,633
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.423% due 11/13/18	7,000,000	6,980,134
2.499% due 12/13/18	7,000,000	6,966,336
Schlumberger Holdings Corp 2.442% due 10/10/18	5,435,000	5,430,583
Sempra Energy Holdings 2.453% due 11/13/18	7,500,000	7,476,406
Spectra Energy Partners LP 2.367% due 10/01/18	3,000,000	2,999,408
Suncor Energy Inc (Canada) 2.409% due 10/17/18	1,500,000	1,498,068
2.674% due 10/16/18	1,500,000	1,498,169
TELUS Corp (Canada) 2.571% due 10/29/18	6,500,000	6,486,309
Walgreens Boots Alliance 2.336% due 10/04/18	5,500,000	5,497,810
WPP CP LLC (United Kingdom) 2.807% due 10/03/18	6,500,000	6,497,849

		145,789,300

Total Short-Term Investments (Cost $145,814,621)		145,789,300

TOTAL INVESTMENTS - 169.4% (Cost $714,534,364)		706,703,053

DERIVATIVES - 0.8%
(See Notes (d) through (f) in Notes to Schedule of Investments)		2,952,557

OTHER ASSETS & LIABILITIES, NET - (70.2%)		(292,590,000)

NET ASSETS - 100.0%		$417,065,610

Notes to Schedule of Investments

(a)

As of September 30, 2018, $2,797,900 in cash and investments with a total aggregate value of $291,120,144 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures and swap agreements.

(b)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the period ended September 30, 2018 was $326,964,671 at a weighted average interest rate of 2.012%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Reverse repurchase agreements outstanding as of September 30, 2018 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
MUF	U.S. Treasury Inflation Protected Securities 0.125% - 3.625% due 04/15/22 - 02/15/48	2.220%	07/03/18	10/03/18	($55,775,900)	$55,461,250	($55,461,250)
DSA	U.S. Treasury Inflation Protected Securities 0.250% - 2.375% due 01/15/25 - 02/15/47	2.200%	07/10/18	10/10/18	(55,056,560)	54,748,750	(54,748,750)
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 2.125% due 04/15/21 - 02/15/41	2.200%	07/17/18	10/17/18	(40,470,009)	40,243,750	(40,243,750)
BNP	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 04/15/21 - 07/15/26	2.240%	08/03/18	11/02/18	(62,180,724)	61,830,625	(61,830,625)
BMO	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 04/15/21 - 02/15/43	2.320%	09/18/18	11/20/18	(46,715,639)	46,526,740	(46,526,740)
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 3.375% due 04/15/22 - 02/15/32	2.280%	09/06/18	12/05/18	(31,621,722)	31,442,500	(31,442,500)

Total Reverse Repurchase Agreements							($290,253,615)

(d)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	12/18	6	$680,503	$674,859	($5,644)
U.S. Treasury 10-Year Notes	12/18	5	594,235	593,906	(329)

					(5,973)

Short Futures Outstanding
U.S. Treasury 2-Year Notes	12/18	18	3,806,226	3,793,219	13,007
U.S. Treasury Long Bonds	12/18	1	144,434	140,500	3,934
U.S. Treasury Ultra Long Bonds	12/18	7	1,111,852	1,079,969	31,883

					48,824

Total Futures Contracts					$42,851

(e)	Purchased options outstanding as of September 30, 2018 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.440%	12/13/32	JPM	$4,930,000	$247,363	$169,156
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.610%	01/31/33	JPM	2,710,000	129,809	142,881
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.675%	04/19/33	JPM	11,000,000	500,830	432,358

							878,002	744,395

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	12/13/32	JPM	10,030,000	503,255	583,020
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.110%	01/31/33	JPM	5,400,000	258,120	284,708
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.175%	04/19/33	JPM	22,100,000	1,003,561	1,121,004

							1,764,936	1,988,732

Total Purchased Options							$2,642,938	$2,733,127

(f)	Swap agreements outstanding as of September 30, 2018 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.795%	3-Month USD-LIBOR	S/Q	JPM	07/03/20	$10,500,000	($17,522)	$-	($17,522)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.106%	U.S. CPI Urban Consumers	Z	BOA	11/03/19	$9,300,000	$80,778	$-	$80,778
2.013%	U.S. CPI Urban Consumers	Z	BOA	11/20/19	3,700,000	31,031	-	31,031
1.910%	U.S. CPI Urban Consumers	Z	JPM	12/20/19	3,700,000	35,051	-	35,051
2.058%	U.S. CPI Urban Consumers	Z	BOA	01/11/20	3,700,000	24,093	-	24,093
2.095%	U.S. CPI Urban Consumers	Z	BOA	01/19/20	3,700,000	23,148	-	23,148
2.314%	U.S. CPI Urban Consumers	Z	BOA	10/01/20	29,200,000	-	-	-

						$194,101	$-	$194,101

Total Swap Agreements						$176,579	$-	$176,579

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,530,702	$-	$8,530,702	$-
	Mortgage-Backed Securities	23,196,834	-	23,196,834	-
	Asset-Backed Securities	159,002,899	-	154,853,016	4,149,883
	U.S. Treasury Obligations	361,935,314	-	361,935,314	-
	Municipal Bonds	8,248,004	-	8,248,004	-
	Short-Term Investments	145,789,300	-	145,789,300	-
	Derivatives:
	Interest Rate Contracts
	Futures	48,824	48,824	-	-
	Purchased Options	2,733,127	-	2,733,127	-
	Swaps	194,101	-	194,101	-

	Total Interest Rate Contracts	2,976,052	48,824	2,927,228	-

	Total Asset - Derivatives	2,976,052	48,824	2,927,228	-

	Total Assets	709,679,105	48,824	705,480,398	4,149,883

Liabilities	Reverse Repurchase Agreements	(290,253,615)	-	(290,253,615)	-
	Derivatives:
	Interest Rate Contracts
	Futures	(5,973)	(5,973)	-	-
	Swaps	(17,522)	-	(17,522)	-

	Total Interest Rate Contracts	(23,495)	(5,973)	(17,522)	-

	Total Liabilities - Derivatives	(23,495)	(5,973)	(17,522)	-

	Total Liabilities	(290,277,110)	(5,973)	(290,271,137)	-

	Total	$419,401,995	$42,851	$415,209,261	$4,149,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.3%

Basic Materials - 0.2%

Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	$400,000	$405,723
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,376,871

		4,782,594

Communications - 3.4%

Amazon.com Inc 5.200% due 12/03/25	200,000	219,850
AT&T Inc
2.989% (USD LIBOR + 0.650%) due 01/15/20 §	6,000,000	6,028,137
3.071% (USD LIBOR + 0.750%) due 06/01/21 §	7,300,000	7,368,306
3.514% (USD LIBOR + 1.180%) due 06/12/24 §	6,100,000	6,132,173
CBS Radio Inc 7.250% due 11/01/24 ~ ‡	5,300,000	5,119,694
Charter Communications Operating LLC 4.464% due 07/23/22	7,550,000	7,681,493
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	1,600,000	1,563,806
eBay Inc
2.750% due 01/30/23	1,598,000	1,539,672
3.800% due 03/09/22	1,361,000	1,371,836
Sprint Capital Corp 6.900% due 05/01/19 ‡	5,100,000	5,195,625
Sprint Communications Inc
7.000% due 08/15/20	3,400,000	3,568,572
9.000% due 11/15/18 ~	5,900,000	5,943,955
Verizon Communications Inc
3.376% due 02/15/25	10,679,000	10,401,329
3.414% (USD LIBOR + 1.100%) due 05/15/25 §	4,300,000	4,341,047
3.500% due 11/01/24	3,400,000	3,358,473
Virgin Media Receivables Financing Notes I DAC (United Kingdom) 5.500% due 09/15/24 ~	GBP 4,852,000	6,361,588
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	$6,400,000	6,334,218

		82,529,774

Consumer, Cyclical - 4.7%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,987,826	1,948,070
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	6,200,000	5,964,152
American Airlines Pass-Through Trust ‘A’ 3.250% due 04/15/30	2,843,496	2,675,788
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,219,960	3,011,076
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,046,627	3,166,619
Daimler Finance North America LLC (Germany)
3.350% due 05/04/21 ~	6,300,000	6,276,425
3.700% due 05/04/23 ~	6,200,000	6,174,115
Delta Air Lines Inc
2.600% due 12/04/20	3,200,000	3,131,575
3.625% due 03/15/22	4,215,000	4,165,575
DR Horton Inc 2.550% due 12/01/20	2,200,000	2,155,993
Ford Motor Credit Co LLC
2.943% due 01/08/19	1,100,000	1,101,195
3.296% (USD LIBOR + 0.930%) due 09/24/20 §	6,100,000	6,108,657

	Principal Amount	Value
3.336% due 03/18/21	$6,200,000	$6,115,515
3.549% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	4,975,262
General Motors Financial Co Inc
2.450% due 11/06/20	4,800,000	4,706,702
3.150% due 01/15/20	5,200,000	5,192,636
3.200% due 07/13/20	4,600,000	4,588,353
3.267% (USD LIBOR + 0.930%) due 04/13/20 §	9,600,000	9,661,912
Harley-Davidson Financial Services Inc 2.150% due 02/26/20 ~	700,000	688,167
McDonald’s Corp 2.769% (USD LIBOR + 0.430%) due 10/28/21 §	6,200,000	6,218,686
Newell Brands Inc 3.850% due 04/01/23	1,700,000	1,665,330
Sands China Ltd (Macau)
4.600% due 08/08/23 ~	7,000,000	7,015,568
5.125% due 08/08/25 ~	6,400,000	6,393,574
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	2,900,000	2,854,431
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	8,137,500
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	700,000	703,014

		114,795,890

Consumer, Non-Cyclical - 3.9%

Allergan Sales LLC 5.000% due 12/15/21 ~	2,500,000	2,594,296
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	988,226
Anthem Inc 3.700% due 08/15/21	900,000	906,547
Bacardi Ltd (Bermuda) 4.450% due 05/15/25 ~	4,700,000	4,690,316
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22 ~	8,500,000	8,196,766
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,000,000	2,982,627
Celgene Corp
2.250% due 08/15/21	2,900,000	2,804,714
3.550% due 08/15/22	2,007,000	2,002,469
Centene Corp 5.375% due 06/01/26 ~	5,000,000	5,137,500
Constellation Brands Inc 2.650% due 11/07/22	1,300,000	1,243,544
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,269,208
3.125% due 03/09/20	4,517,000	4,518,846
Danone SA (France) 2.077% due 11/02/21 ~	7,200,000	6,895,801
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	2,300,000	2,399,306
Keurig Dr Pepper Inc 4.057% due 05/25/23 ~	6,300,000	6,314,381
Kraft Heinz Foods Co 4.000% due 06/15/23	7,500,000	7,520,912
Mondelez International Inc 3.000% due 05/07/20	6,000,000	5,985,948
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	4,900,000	5,001,159
5.750% due 04/07/21 ~	2,588,000	2,724,624
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	4,400,000	4,225,404
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 5,200,000	6,301,167

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Zimmer Biomet Holdings Inc
2.700% due 04/01/20	$6,000,000	$5,943,476
3.150% due 04/01/22	2,500,000	2,450,374

		95,097,611

Energy - 0.8%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	2,200,000	2,231,526
Enterprise Products Operating LLC 6.500% due 01/31/19	3,200,000	3,238,386
Genesis Energy LP 6.750% due 08/01/22	2,100,000	2,152,500
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 ~	990,000	973,912
7.350% PIK due 12/01/26 ~	1,901,956	1,127,860
Odebrecht Oil & Gas Finance Ltd (Brazil) 5.069% due 10/29/18 ~	1,012,000	18,165
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,233,055
Rio Oil Finance Trust (Brazil) 9.250% due 07/06/24 ~	1,131,910	1,207,873
Sabine Pass Liquefaction LLC 6.250% due 03/15/22	5,500,000	5,915,269

		19,098,546

Financial - 32.8%

AerCap Ireland Capital DAC (Ireland) 4.500% due 05/15/21	6,900,000	7,010,904
AIG Global Funding 3.350% due 06/25/21 ~	6,400,000	6,367,075
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,778,483
Ambac LSNI LLC (Cayman) 7.396% (USD LIBOR + 5.000%) due 02/12/23 § ~	5,391,326	5,465,457
American Express Co
3.375% due 05/17/21	6,200,000	6,206,857
3.400% due 02/27/23	8,300,000	8,178,303
3.700% due 08/03/23	6,200,000	6,173,593
Assurant Inc 3.624% (USD LIBOR + 1.250%) due 03/26/21 §	8,200,000	8,216,348
Australia & New Zealand Banking Group Ltd (Australia)
2.772% (USD LIBOR + 0.460%) due 05/17/21 § ~	6,100,000	6,114,782
3.300% due 05/17/21	6,200,000	6,174,561
AXA Equitable Holdings Inc 3.900% due 04/20/23 ~	3,000,000	2,980,625
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 05/24/22 § ~	EUR 600,000	708,849
7.000% due 02/19/19 § ~	800,000	947,611
Banco Espirito Santo SA (Portugal)
2.625% due 01/15/49 * Y ~	1,000,000	359,926
4.750% due 05/08/48 * Y ~	5,600,000	1,934,310
Bank of America Corp
2.650% due 04/01/19	$4,000,000	4,000,629
2.987% (USD LIBOR + 0.650%) due 10/01/21 §	8,500,000	8,553,655
3.106% (USD LIBOR + 0.790%) due 03/05/24 §	3,990,000	3,990,356
3.300% due 01/11/23	1,480,000	1,458,621
3.342% (USD LIBOR + 1.000%) due 04/24/23 §	9,700,000	9,834,138
3.864% due 07/23/24	6,400,000	6,402,459
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	7,400,000	7,359,076

	Principal Amount	Value
Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	$400,000	$434,350
10.179% due 06/12/21 ~	6,900,000	7,864,569
Barclays PLC (United Kingdom)
6.500% due 09/15/19 §	EUR 5,100,000	6,113,802
7.000% due 09/15/19 § ~	GBP 1,100,000	1,449,629
8.250% due 12/15/18 §	$9,500,000	9,595,304
Blackstone CQP Holdco LP 6.500% due 03/20/21 ~	11,200,000	11,288,852
BRFkredit AS (Denmark) 1.000% due 10/01/18	DKK 153,500,000	23,901,395
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	$8,200,000	8,691,053
Capital One Financial Corp
2.400% due 10/30/20	900,000	881,566
2.789% (USD LIBOR + 0.450%) due 10/30/20 §	7,000,000	6,988,007
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	3,059,512
Citigroup Inc
2.050% due 06/07/19	2,000,000	1,990,514
2.350% due 08/02/21	4,000,000	3,878,188
2.650% due 10/26/20	1,900,000	1,875,455
2.750% due 04/25/22	9,400,000	9,137,731
3.121% (USD LIBOR + 0.790%) due 01/10/20 §	9,600,000	9,668,407
3.247% (USD LIBOR + 0.930%) due 06/07/19 §	3,900,000	3,921,209
3.295% (USD LIBOR + 0.960%) due 04/25/22 §	2,100,000	2,121,975
3.344% (USD LIBOR + 1.023%) due 06/01/24 §	6,100,000	6,133,947
Cooperatieve Rabobank UA (Netherlands) 3.125% due 04/26/21	7,500,000	7,451,845
Credit Agricole SA (France) 3.750% due 04/24/23 ~	6,200,000	6,087,032
Credit Suisse Group AG (Switzerland) 3.574% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,239,056
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.800% due 09/15/22	11,000,000	10,948,086
3.800% due 06/09/23	6,200,000	6,134,042
4.623% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,740,388
Crown Castle International Corp REIT
2.250% due 09/01/21	2,600,000	2,499,048
3.700% due 06/15/26	1,777,000	1,700,136
Deutsche Bank AG (Germany)
2.700% due 07/13/20	4,000,000	3,919,802
3.150% due 01/22/21	6,400,000	6,256,966
3.307% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,081,594
3.505% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,691,327
3.950% due 02/27/23	5,000,000	4,858,988
4.251% (USD LIBOR + 1.910%) due 05/10/19 §	13,700,000	13,778,475
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	12,700,000	12,264,377
Digital Realty Trust LP REIT 4.450% due 07/15/28	6,600,000	6,603,444
Discover Bank 2.600% due 11/13/18	3,200,000	3,199,864
Equinix Inc REIT 2.875% due 03/15/24	EUR 6,600,000	7,773,049
Essex Portfolio LP REIT 3.375% due 04/15/26	$5,200,000	4,931,781
HCP Inc REIT 4.000% due 12/01/22	3,900,000	3,910,119

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Hospitality Properties Trust REIT 4.250% due 02/15/21	$2,500,000	$2,519,782
HSBC Holdings PLC (United Kingdom)
3.322% (USD LIBOR + 1.000%) due 05/18/24 §	6,000,000	5,993,940
3.400% due 03/08/21	7,000,000	6,985,198
3.950% due 05/18/24	5,100,000	5,068,582
4.250% due 08/18/25	1,900,000	1,865,840
4.567% (USD LIBOR + 2.240%) due 03/08/21 §	5,600,000	5,843,004
International Lease Finance Corp 6.250% due 05/15/19	5,400,000	5,505,950
Jackson National Life Global Funding 2.811% (USD LIBOR + 0.480%) due 06/11/21 § ~	4,300,000	4,321,807
JPMorgan Chase & Co
2.400% due 06/07/21	6,000,000	5,851,627
2.947% (USD LIBOR + 0.610%) due 06/18/22 §	7,100,000	7,118,365
3.220% due 03/01/25	7,300,000	7,077,001
3.514% due 06/18/22	7,500,000	7,510,119
JPMorgan Chase Bank NA
2.588% (USD LIBOR + 0.250%) due 02/13/20 §	8,200,000	8,204,882
3.086% due 04/26/21 §	17,200,000	17,156,914
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	7,994,554
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,450,013
Lloyds Bank PLC (United Kingdom)
3.300% due 05/07/21	5,800,000	5,778,918
5.800% due 01/13/20 ~	6,600,000	6,806,409
Lloyds Banking Group PLC (United Kingdom)
3.153% (USD LIBOR + 0.800%) due 06/21/21 §	7,400,000	7,423,739
4.450% due 05/08/25	4,500,000	4,509,997
7.000% due 06/27/19 ~	GBP 5,000,000	6,633,532
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,018,458
Mitsubishi UFJ Financial Group Inc (Japan) 3.455% due 03/02/23	6,900,000	6,813,407
Morgan Stanley
2.891% (USD LIBOR + 0.550%) due 02/10/21 §	6,000,000	6,020,391
3.528% (USD LIBOR + 1.180%) due 01/20/22 §	9,600,000	9,737,472
3.737% due 04/24/24	7,400,000	7,355,210
National Australia Bank Ltd (Australia) 2.250% due 03/16/21 ~	7,700,000	7,516,280
Nationwide Building Society (United Kingdom) 4.363% due 08/01/24 § ~	6,300,000	6,271,771
Navient Corp 5.500% due 01/15/19	700,000	704,375
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	3,300,000	3,372,626
Nordea Kredit Realkreditaktieselskab (Denmark) 1.000% due 10/01/18 ~	DKK 131,800,000	20,522,562
Nykredit Realkredit AS (Denmark) 1.000% due 10/01/18 ~	175,100,000	27,264,800
Omega Healthcare Investors Inc REIT 4.750% due 01/15/28	$590,000	573,752
Oversea-Chinese Banking Corp Ltd (Singapore) 2.762% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	5,022,995
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,000,720

	Principal Amount	Value
Public Storage REIT 2.370% due 09/15/22	$7,200,000	$6,919,353
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,444,224
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,533,223
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23 ~	EUR 4,900,000	5,961,242
4.892% due 05/18/29	$5,000,000	4,975,164
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	4,500,000	4,384,733
Santander UK PLC (United Kingdom) 3.400% due 06/01/21	6,400,000	6,377,332
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,317,684
Skandinaviska Enskilda Banken AB (Sweden)
2.742% (USD LIBOR + 0.430%) due 05/17/21 § ~	6,200,000	6,210,887
3.250% due 05/17/21 ~	6,300,000	6,261,513
Societe Generale SA (France) 4.250% due 09/14/23 ~	6,000,000	5,985,094
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,365,000
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	7,426,161
Sumitomo Mitsui Banking Corp (Japan) 2.514% due 01/17/20	7,000,000	6,945,758
Sumitomo Mitsui Trust Bank Ltd (Japan) 2.050% due 03/06/19 ~	8,000,000	7,978,211
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 98,435	146,013
5.801% due 10/13/40 ~	195,789	294,461
The Goldman Sachs Group Inc
3.122% (USD LIBOR + 0.780%) due 10/31/22 §	$9,800,000	9,851,575
3.200% due 02/23/23	7,100,000	6,949,817
3.484% (USD LIBOR + 1.170%) due 05/15/26 §	5,900,000	5,908,805
3.534% (USD LIBOR + 1.200%) due 09/15/20 §	8,400,000	8,534,308
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	7,700,000	7,521,358
UBS AG (Switzerland)
2.350% due 03/26/20	1,400,000	1,383,485
2.631% (USD LIBOR + 0.320%) due 05/28/19 § ~	4,200,000	4,207,073
2.637% (USD LIBOR + 0.320%) due 12/07/18 § ~	6,000,000	6,002,754
2.907% (USD LIBOR + 0.580%) due 06/08/20 § ~	10,000,000	10,046,360
3.171% (USD LIBOR + 0.850%) due 06/01/20 §	1,700,000	1,716,184
UBS Group Funding Switzerland AG (Switzerland) 3.000% due 04/15/21 ~	8,000,000	7,883,646
4.125% due 04/15/26 ~	7,100,000	7,044,339
Washington Prime Group LP REIT
3.850% due 04/01/20	3,400,000	3,366,341
5.950% due 08/15/24	6,280,000	5,939,406
Wells Fargo & Co 6.104% (USD LIBOR + 3.770%) due 12/15/18 §	16,700,000	16,945,323
Wells Fargo Bank NA 2.973% (USD LIBOR + 0.650%) due 12/06/19 §	5,000,000	5,030,054
Westpac Banking Corp (Australia) 3.050% due 05/15/20	6,300,000	6,294,634

		798,248,009

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Industrial - 1.8%

Arrow Electronics Inc 3.500% due 04/01/22	$4,600,000	$4,523,712
Aviation Capital Group LLC 4.125% due 08/01/25 ~	6,620,000	6,509,587
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,595,631
General Electric Co 5.000% due 01/21/21 §	5,100,000	4,978,237
John Deere Capital Corp 2.867% (USD LIBOR + 0.550%) due 06/07/23 §	6,600,000	6,630,380
Komatsu Finance America Inc (Japan) 2.437% due 09/11/22 ~	3,160,000	3,026,721
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	2,600,000	2,681,763
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	3,742,762
Rockwell Collins Inc
2.800% due 03/15/22	$6,500,000	6,329,850
3.100% due 11/15/21	1,100,000	1,081,758
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	1,800,000	1,803,850

		44,904,251

Technology - 0.9%

Broadcom Corp
3.000% due 01/15/22	2,700,000	2,632,045
3.875% due 01/15/27	4,800,000	4,534,821
Dell International LLC 5.450% due 06/15/23 ~	6,500,000	6,834,288
Hewlett Packard Enterprise Co 2.850% due 10/05/18	2,774,000	2,774,105
NetApp Inc 3.250% due 12/15/22	2,400,000	2,338,689
VMware Inc 2.300% due 08/21/20	3,300,000	3,236,371

		22,350,319

Utilities - 1.8%

Duke Energy Corp 2.819% (USD LIBOR + 0.500%) due 05/14/21 § ~	6,200,000	6,218,595
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,457,995
Entergy Corp 4.000% due 07/15/22	1,900,000	1,923,633
NextEra Energy Capital Holdings Inc 2.711% (USD LIBOR + 0.400%) due 08/21/20 §	7,400,000	7,406,080
Pacific Gas & Electric Co 4.250% due 08/01/23 ~	6,200,000	6,237,196
Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,810,649
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,166,392
The Southern Co
3.037% (USD LIBOR + 0.700%) due 09/30/20 § ~	8,500,000	8,527,857
3.250% due 07/01/26	5,700,000	5,322,736

		43,071,133

Total Corporate Bonds & Notes (Cost $1,233,152,520)		1,224,878,127

	Principal Amount	Value

SENIOR LOAN NOTES - 0.2%

Communications - 0.1%

CBS Radio Inc Term B 4.962% (USD LIBOR + 2.750%) due 11/17/24 §	$1,476,578	$1,465,491

Industrial - 0.1%

Ply Gem Holdings Inc Term B 6.087% (USD LIBOR + 3.750%) due 04/12/25 §	3,990,000	4,020,755

Total Senior Loan Notes (Cost $5,441,052)		5,486,246

MORTGAGE-BACKED SECURITIES - 67.3%

Collateralized Mortgage Obligations - Commercial - 1.8%

Ashford Hospitality Trust 3.158% (USD LIBOR + 1.000%) due 05/15/35 § ~	7,400,000	7,423,181
Capmark Mortgage Securities Inc (IO) 1.312% due 05/15/35 §	158,396	229
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,457,046
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	7,754,259
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.389% due 08/25/22 §	20,989,942	848,475
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,820,330
JP Morgan Chase Commercial Mortgage Securities Corp 3.158% (USD LIBOR + 1.000%) due 06/15/32 § ~	7,400,000	7,423,190
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	6,921,830

		42,648,540

Collateralized Mortgage Obligations - Residential - 6.5%

Alternative Loan Trust
2.386% (USD LIBOR + 0.170%) due 07/25/46 §	1,763,560	1,693,615
2.406% (USD LIBOR + 0.190%) due 10/25/46 §	107,803	108,829
2.836% (USD LIBOR + 0.620%) due 10/25/35 §	108,269	98,983
Alternative Loan Trust (IO) 2.784% (5.000% - USD LIBOR) due 05/25/35 §	1,955,608	129,346
Banc of America Funding Trust
2.276% due 08/25/47 § ~	7,564,598	5,829,249
4.026% due 02/20/36 §	1,044,124	1,040,702
Banc of America Mortgage Trust 6.000% due 05/25/37	3,702,212	3,270,902
BCAP LLC Trust
4.938% due 03/26/37 § ~	468,031	471,918
5.250% due 02/26/36 § ~	1,782,326	1,427,109
5.250% due 08/26/37 § ~	1,977,855	2,031,514
Bear Stearns Adjustable Rate Mortgage Trust 4.191% due 08/25/33 §	1,226,255	1,229,784
Bear Stearns ALT-A Trust
3.056% (USD LIBOR + 0.840%) due 11/25/34 §	84,587	84,630
3.851% due 01/25/36 §	2,422,835	2,427,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Bear Stearns Structured Products Inc Trust
3.531% due 12/26/46 §	$817,103	$743,777
4.106% due 01/26/36 §	1,058,618	981,917
ChaseFlex Trust 4.684% due 09/25/36 §	4,683,818	4,647,955
Citigroup Mortgage Loan Trust
4.284% due 08/25/36 §	1,360,513	1,274,366
4.367% due 08/25/35 §	321,424	249,479
Countrywide Home Loan Mortgage Pass-Through Trust 2.855% (USD LIBOR + 0.064%) due 03/25/35 §	818,973	817,523
3.626% due 05/20/34 §	856,418	864,209
3.912% due 08/25/34 §	111,054	105,879
6.500% due 10/25/37	1,386,650	1,163,023
Credit Suisse First Boston Mortgage Securities Corp 2.713% due 03/25/32 § ~	183,936	177,189
Downey Savings & Loan Association Mortgage Loan Trust 3.894% due 07/19/44 §	686,451	699,599
Fannie Mae
2.276% (USD LIBOR + 0.060%) due 07/25/37 §	176,150	173,184
2.565% (USD LIBOR + 0.400%) due 04/18/28 §	58,812	59,329
2.615% (USD LIBOR + 0.450%) due 10/18/30 §	379	381
2.816% (USD LIBOR + 0.600%) due 05/25/40 §	1,791,483	1,815,889
5.000% due 03/25/21	9,894	9,999
6.500% due 10/25/42 §	641,218	702,062
Fannie Mae (IO) 4.484% (6.700% - USD LIBOR) due 10/25/35 §	3,941	546
FHLMC-GNMA 7.500% due 09/20/26	112,552	124,408
First Horizon Alternative Mortgage Securities Trust
3.994% due 03/25/35 §	840,979	696,978
4.105% due 06/25/34 §	2,953,766	2,946,417
Freddie Mac
2.508% (USD LIBOR + 0.350%) due 12/15/29 §	11,164	11,184
2.558% (USD LIBOR + 0.400%) due 06/15/41 §	5,802,443	5,835,905
7.000% due 09/15/21	7,353	7,525
7.500% due 01/15/23	256,649	269,706
Freddie Mac Structured Pass-Through Certificates
3.045% (US FED + 1.200%) due 10/25/44 §	1,218,872	1,214,325
3.245% (US FED + 1.400%) due 07/25/44 §	6,162,745	6,208,574
Government National Mortgage Association
2.450% (USD LIBOR + 0.370%) due 10/20/66 §	1,933,570	1,932,820
2.580% (USD LIBOR + 0.500%) due 04/20/64 §	4,622,578	4,636,543
2.630% (USD LIBOR + 0.550%) due 05/20/65 §	1,722,533	1,730,490
2.680% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	11,146,672	11,219,762
2.730% (USD LIBOR + 0.650%) due 07/20/63 §	6,860,562	6,874,101
2.830% (USD LIBOR + 0.750%) due 01/20/66 §	7,458,183	7,555,762
3.247% (USD LIBOR + 0.750%) due 04/20/67 §	8,610,132	8,845,296

	Principal Amount	Value
Great Hall Mortgages No 1 PLC (United Kingdom) 2.467% (USD LIBOR + 0.130%) due 06/18/39 § ~	$5,308,640	$5,193,575
GreenPoint Mortgage Funding Trust 2.756% (USD LIBOR + 0.540%) due 11/25/45 §	51,568	45,849
HarborView Mortgage Loan Trust 2.376% (USD LIBOR + 0.160%) due 05/25/38 §	1,656,980	1,467,462
Impac CMB Trust 2.756% (USD LIBOR + 0.540%) due 05/25/35 §	81,780	81,516
Impac Secured Assets Trust 2.386% (USD LIBOR + 0.170%) due 01/25/37 §	488,412	472,718
IndyMac ARM Trust 3.445% due 01/25/32 §	22,963	22,633
JP Morgan Alternative Loan Trust 2.396% (USD LIBOR + 0.180%) due 05/25/36 §	4,149,306	3,995,698
6.000% due 12/27/36 ~	1,523,424	1,263,924
JP Morgan Mortgage Trust 2.516% (USD LIBOR + 0.300%) due 10/25/35 §	2,586,276	2,187,353
Lehman Mortgage Trust 5.750% due 02/25/37	9,305,714	8,331,872
MASTR Adjustable Rate Mortgages Trust 4.180% due 04/21/34 §	26,106	26,824
MASTR Alternative Loan Trust 2.616% (USD LIBOR + 0.400%) due 03/25/36 §	714,790	139,747
Merrill Lynch Alternative Note Asset Trust 2.396% (USD LIBOR + 0.180%) due 04/25/37 §	706,658	714,412
Merrill Lynch Mortgage Investors Trust
2.466% (USD LIBOR + 0.250%) due 11/25/35 §	18,006	17,552
3.982% due 06/25/35 §	52,275	52,475
PHH Alternative Mortgage Trust 2.376% (USD LIBOR + 0.160%) due 02/25/37 §	15,830,172	13,539,704
Provident Funding Mortgage Loan Trust 3.951% due 04/25/34 §	3,619	3,657
RALI Trust 6.250% due 01/25/37	2,265	2,125
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	714,522	463,524
Reperforming Loan REMIC Trust 2.556% (USD LIBOR + 0.340%) due 06/25/35 § ~	2,237,049	2,170,414
Residential Asset Securitization Trust (IO) 2.734% (4.950% - USD LIBOR) due 11/25/35 §	2,875,526	287,626
Residential Funding Mortgage Securities I Trust 4.420% due 09/25/35 §	654,537	557,896
Residential Mortgage Securities PLC (United Kingdom) 1.947% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 1,448,320	1,899,046
Resloc UK PLC (United Kingdom) 0.181% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 3,006,876	3,335,329
Sequoia Mortgage Trust 2.515% (USD LIBOR + 0.350%) due 07/20/33 §	$624,598	605,123
Structured Adjustable Rate Mortgage Loan Trust 3.912% due 01/25/35 §	275,499	273,982

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust
2.418% (USD LIBOR + 0.250%) due 07/19/35 §	$208,616	$204,533
2.426% (USD LIBOR + 0.210%) due 05/25/36 §	1,079,865	998,379
2.446% (USD LIBOR + 0.230%) due 02/25/36 §	1,543,899	1,428,516
2.496% (USD LIBOR + 0.280%) due 02/25/36 §	1,026,511	978,989
Structured Asset Mortgage Investments Trust 2.828% (USD LIBOR + 0.660%) due 09/19/32 §	53,975	52,941
Structured Asset Securities Corp Trust 5.750% due 04/25/35	4,155,972	3,947,361
Suntrust Alternative Loan Trust (IO) 2.884% (5.100% - USD LIBOR) due 12/25/35 §	6,020,385	402,397
WaMu Mortgage Pass-Through Certificates Trust 2.486% (USD LIBOR + 0.270%) due 12/25/45 §	51,089	51,718
2.506% (USD LIBOR + 0.290%) due 10/25/45 §	56,054	56,745
Washington Mutual Mortgage Pass-Through Certificates Trust 2.675% (US FED + 0.830%) due 11/25/46 §	1,681,588	1,554,518
5.750% due 01/25/36	878	801
6.000% due 07/25/36	2,520,282	2,313,187
Washington Mutual Mortgage Pass-Through Certificates Trust (IO) 2.634% (4.850% - USD LIBOR) due 11/25/35 §	14,614,367	1,307,096
2.734% (4.950% - USD LIBOR) due 11/25/35 §	3,759,148	357,639
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 4.350% due 02/25/33 §	31,105	31,552
Wells Fargo Mortgage-Backed Securities Trust 3.761% due 12/25/34 §	257,340	263,741
3.837% due 03/25/36 §	88,951	86,536
4.263% due 07/25/36 §	2,279,750	2,239,302
4.392% due 04/25/36 §	597,465	609,387
4.510% due 10/25/33 §	66,180	67,262

		158,545,149

Fannie Mae - 54.0%

2.145% (US FED + 1.250%) due 03/01/33 §	255,423	255,740
2.310% due 08/01/22	1,200,000	1,161,115
2.870% due 09/01/27	4,800,000	4,551,031
2.947% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	1,056,316	1,051,844
3.000% due 04/01/27 - 11/01/48	237,389,338	227,305,853
3.103% (USD LIBOR + 1.353%) due 12/01/34 §	1,266,448	1,312,437
3.166% (UST + 1.695%) due 02/01/33 §	222,252	230,052
3.180% (USD LIBOR + 1.430%) due 12/01/34 §	4,129	4,350
3.222% (US FED + 1.250%) due 05/01/36 §	25,173	25,883
3.320% (UST + 2.070%) due 01/01/25 §	23,833	24,443
3.330% due 11/01/21	348,874	350,793
3.382% (USD LIBOR + 1.632%) due 11/01/34 §	6,442	6,751
3.425% (UST + 1.925%) due 02/01/33 §	4,845	5,027

	Principal Amount	Value
3.468% (UST + 2.025%) due 01/01/34 §	$8,449	$8,869
3.500% due 10/01/33 - 11/01/48	439,000,000	432,266,479
3.520% (UST + 2.132%) due 01/01/23 §	26,091	26,662
3.590% (USD LIBOR + 1.840%) due 09/01/35 §	57,756	60,643
3.677% (USD LIBOR + 1.455%) due 04/01/35 §	517,197	538,753
3.710% (UST + 1.975%) due 03/01/34 §	12,884	13,536
3.711% (US FED + 1.250%) due 05/01/36 §	19,574	20,374
3.735% (US FED + 1.250%) due 05/01/36 §	794,096	827,707
3.812% (USD LIBOR + 1.699%) due 03/01/33 §	7,705	8,065
3.831% (USD LIBOR + 1.550%) due 09/01/33 §	28,403	29,372
3.865% (USD LIBOR + 1.740%) due 08/01/34 §	707	739
3.873% (USD LIBOR + 1.373%) due 09/01/35 §	147,819	152,070
3.913% (USD LIBOR + 1.413%) due 07/01/33 §	16,980	17,622
3.930% (UST + 2.055%) due 04/01/34 §	53,945	54,124
3.970% (UST + 2.095%) due 04/01/27 §	6,942	6,953
4.000% due 03/01/24 - 12/01/48	500,651,493	504,783,290
4.038% (USD LIBOR + 1.538%) due 01/01/36 §	47,886	49,915
4.096% (USD LIBOR + 1.358%) due 07/01/35 §	847,213	877,576
4.105% (USD LIBOR + 1.605%) due 08/01/36 §	172,091	178,218
4.125% (USD LIBOR + 1.375%) due 07/01/33 §	22,080	23,109
4.139% (USD LIBOR + 1.386%) due 08/01/35 §	414,606	430,824
4.162% (UST + 2.160%) due 12/01/22 §	3,542	3,606
4.162% (UST + 2.360%) due 11/01/34 §	2,457,190	2,601,251
4.500% due 12/01/19 - 11/01/48	74,724,399	77,067,663
4.628% (USD LIBOR + 2.250%) due 06/01/34 §	4,540	4,790
5.000% due 12/01/24 - 11/01/48	29,130,287	30,578,456
5.090% (US FED + 1.727%) due 09/01/34 §	129,978	138,117
5.500% due 05/01/21 - 10/01/48	17,165,756	18,071,683
6.000% due 02/01/23 - 10/01/48	7,164,578	7,793,961
6.500% due 11/01/21 - 09/01/37	889,191	979,106
7.500% due 01/01/33	20,398	23,207
8.000% due 05/01/30 - 08/01/30	4,663	4,729
8.500% due 07/01/32	1,047	1,062

		1,313,927,850

Federal Housing Authority - 0.0%

6.896% due 07/01/20	16,614	16,635
7.430% due 10/01/20	5,247	5,257

		21,892

Freddie Mac - 3.4%

3.427% (UST + 2.137%) due 01/01/28 §	6,101	6,241
3.500% due 10/01/48 - 11/01/48	37,000,000	36,406,962
3.935% (USD LIBOR + 1.345%) due 09/01/35 §	198,634	205,457
4.000% due 10/01/48	19,000,000	19,186,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
4.041% (UST + 2.237%) due 05/01/23 §	$1,189	$1,203
4.090% (UST + 2.249%) due 03/01/32 §	24,674	25,599
4.122% (UST + 2.249%) due 03/01/32 §	55,429	58,022
4.250% (UST + 2.250%) due 05/01/32 §	2,955	3,022
4.375% (UST + 2.250%) due 07/01/32 §	8,594	8,894
4.500% due 11/01/48	20,000,000	20,614,843
5.500% due 03/01/23 - 05/01/40	5,481,601	5,932,975
6.000% due 11/01/18 - 10/01/22	191,830	208,645
7.000% due 10/01/37	33,081	36,510

		82,694,505

Government National Mortgage Association - 1.6%

2.750% (UST + 1.500%) due 07/20/23 - 09/20/32 §	328,099	337,436
3.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	480,972	492,869
3.250% (UST + 2.000%) due 08/20/20 - 07/20/24 §	49,938	50,190
3.375% (UST + 1.500%) due 01/20/23 - 03/20/33 §	542,643	555,446
3.500% (UST + 1.500%) due 01/20/25 - 02/20/25 §	9,108	9,327
3.500% due 10/01/48	6,000,000	5,966,602
3.625% (UST + 1.500%) due 05/20/22 - 06/20/32 §	753,885	769,623
3.625% (UST + 2.000%) due 11/20/24 §	63,585	64,795
3.875% (UST + 2.000%) due 03/20/29 §	29,332	29,334
4.000% due 03/15/44 - 10/01/48	25,752,385	26,187,664
5.000% due 05/15/33 - 10/01/48	4,872,926	5,105,651
6.000% due 06/15/38 - 09/15/38	13,733	14,890
7.500% due 07/15/31 - 12/15/31	30,358	35,070
8.000% due 12/15/29 - 08/15/32	224,104	241,202
8.500% due 08/15/22 - 12/15/30	258,988	265,794
9.000% due 02/15/20 - 04/15/20	1,162	1,172
10.000% due 07/15/22 - 02/15/25	274	277

		40,127,342

Total Mortgage-Backed Securities (Cost $1,634,761,304)		1,637,965,278

ASSET-BACKED SECURITIES - 14.2%

ABFC Trust 3.041% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,363,147
Ally Auto Receivables Trust 2.720% due 05/17/21	7,400,000	7,398,011
Ares XXIX CLO Ltd (Cayman) 3.526% (USD LIBOR + 1.190%) due 04/17/26 § ~	5,487,735	5,492,695
Argent Securities Inc Asset-Backed Pass-Through Certificates 2.596% (USD LIBOR + 0.380%) due 02/25/36 §	2,405,829	1,892,254
Atlas Senior Loan Fund IV Ltd (Cayman) 2.994% (USD LIBOR + 0.680%) due 02/17/26 § ~	3,561,542	3,551,813
Bear Stearns Asset-Backed Securities I Trust 2.326% (USD LIBOR + 0.110%) due 04/25/31 §	436,422	596,751
Bear Stearns Asset-Backed Securities Trust 4.316% (USD LIBOR + 2.100%) due 03/25/35 §	2,515,299	2,518,831

	Principal Amount	Value
Capital Auto Receivables Asset Trust 2.335% (USD LIBOR + 0.170%) due 10/20/20 § ~	$5,987,773	$5,986,255
Capital One Multi-Asset Execution Trust 2.608% (USD LIBOR + 0.450%) due 02/15/22 §	8,200,000	8,218,657
Catamaran CLO Ltd (Cayman) 3.733% (USD LIBOR + 1.400%) due 10/18/26 § ~	6,000,000	6,008,190
Cent CLO 24 Ltd (Cayman) 3.286% (USD LIBOR + 1.070%) due 10/15/26 § ~	6,200,000	6,201,668
Chase Issuance Trust 2.458% (USD LIBOR + 0.300%) due 01/15/22 §	8,000,000	8,033,842
CIT Mortgage Loan Trust 3.566% (USD LIBOR + 1.350%) due 10/25/37 § ~	5,781,657	5,848,697
Citigroup Mortgage Loan Trust 2.356% (USD LIBOR + 0.140%) due 12/25/36 §	4,914,064	4,889,192
2.366% (USD LIBOR + 0.150%) due 12/25/36 §	12,075,482	6,328,469
2.376% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,821,449	1,867,100
Countrywide Asset-Backed Certificates 2.346% (USD LIBOR + 0.130%) due 12/25/36 §	6,096,163	5,625,163
2.356% (USD LIBOR + 0.140%) due 06/25/47 §	8,249,213	7,599,221
2.366% (USD LIBOR + 0.150%) due 05/25/37 §	1,847,608	1,828,980
2.666% (USD LIBOR + 0.450%) due 03/25/47 § ~	2,488,752	1,920,621
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	7,500,000	7,498,285
CWABS Asset-Backed Certificates Trust 2.356% (USD LIBOR + 0.140%) due 03/25/37 §	4,494,588	4,327,929
2.366% (USD LIBOR + 0.150%) due 02/25/37 §	2,487,602	2,486,168
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	35,679	35,832
Dryden XXV Senior Loan Fund CLO (Cayman) 3.239% (USD LIBOR + 0.900%) due 10/15/27 § ~	7,100,000	7,103,551
EFS Volunteer No 2 LLC 3.096% (USD LIBOR + 0.880%) due 07/26/27 § ~	628,696	629,987
FBR Securitization Trust 2.981% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	26,705,432
Flagship Credit Auto Trust 1.930% due 12/15/21 ~	2,656,815	2,649,995
Flagship VII Ltd CLO (Cayman) 3.468% (USD LIBOR + 1.120%) due 01/20/26 § ~	4,297,345	4,300,584
Ford Credit Auto Lease Trust 1.560% due 11/15/19	744,244	743,610
2.298% (USD LIBOR + 0.140%) due 11/15/19 §	1,003,112	1,003,125
2.930% due 04/15/21	3,500,000	3,500,537
GSAA Home Equity Trust 2.386% (USD LIBOR + 0.170%) due 09/25/36 §	11,524,253	5,380,033
Home Equity Asset Trust 2.996% (USD LIBOR + 0.780%) due 10/25/34 §	3,741,086	3,725,153

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Home Equity Mortgage Loan Asset-Backed Trust 2.536% (USD LIBOR + 0.320%) due 04/25/37 §	$6,008,068	$5,360,567
HSI Asset Securitization Corp Trust 2.546% (USD LIBOR + 0.330%) due 02/25/36 §	1,023,187	960,015
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	1,896	1,867
IXIS Real Estate Capital Trust 2.316% (USD LIBOR + 0.100%) due 01/25/37 §	10,784,972	5,542,669
Jamestown CLO VIII Ltd (Cayman) 3.209% (USD LIBOR + 0.870%) due 01/15/28 § ~	8,400,000	8,375,236
Lehman ABS Mortgage Loan Trust 2.306% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,254,881	886,093
Long Beach Mortgage Loan Trust 2.366% (USD LIBOR + 0.150%) due 09/25/36 §	3,243,689	2,533,105
Mastr Asset-Backed Securities Trust 2.466% (USD LIBOR + 0.250%) due 04/25/36 §	9,168,360	3,707,873
Mid-State Trust VIII 7.791% due 03/15/38	315,642	351,213
Monarch Grove CLO (Cayman) 3.215% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,600,000	5,568,780
Morgan Stanley ABS Capital I Inc Trust 2.396% (USD LIBOR + 0.180%) due 03/25/37 §	3,084,956	1,693,808
2.436% (USD LIBOR + 0.220%) due 11/25/36 §	7,476,367	4,950,094
2.466% (USD LIBOR + 0.250%) due 03/25/37 §	5,165,508	2,854,542
Mountain Hawk III CLO Ltd (Cayman) 3.533% (USD LIBOR + 1.200%) due 04/18/25 § ~	5,262,309	5,265,223
Mountain View CLO Ltd (Cayman) 3.139% (USD LIBOR + 0.800%) due 10/15/26 § ~	7,500,000	7,478,061
Navient Private Education Loan Trust 3.658% (USD LIBOR + 1.500%) due 01/16/35 § ~	769,011	770,604
Navient Student Loan Trust 2.516% (USD LIBOR + 0.300%) due 07/26/66 § ~	3,942,391	3,945,362
Nissan Master Owner Trust Receivables 2.798% (USD LIBOR + 0.640%) due 06/15/21 §	8,385,000	8,414,490
Option One Mortgage Loan Trust 2.356% (USD LIBOR + 0.140%) due 02/25/37 §	6,286,839	4,717,135
2.436% (USD LIBOR + 0.220%) due 02/25/37 §	16,388,149	10,463,646
Palmer Square CLO Ltd (Cayman) 3.556% (USD LIBOR + 1.220%) due 10/17/27 § ~	5,000,000	4,999,839
Park Place Securities Inc Asset-Backed Pass-Through Certificates 3.041% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,454,617
People’s Choice Home Loan Securities Trust 2.736% (USD LIBOR + 0.520%) due 12/25/35 §	1,042,371	1,023,097
RAAC Trust 2.866% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,742,403

	Principal Amount	Value
RASC Trust 2.376% (USD LIBOR + 0.160%) due 11/25/36 §	$778,919	$746,689
2.626% (USD LIBOR + 0.410%) due 01/25/36 §	2,452,945	2,438,621
Renaissance Home Equity Loan Trust 3.096% (USD LIBOR + 0.880%) due 08/25/33 §	228,123	223,743
Saratoga Investment Corp CLO Ltd (Cayman) 3.898% (USD LIBOR + 1.550%) due 10/20/25 § ~	7,000,000	7,007,130
Securitized Asset-Backed Receivables LLC Trust 2.876% (USD LIBOR + 0.660%) due 08/25/35 §	7,582,204	5,211,236
SLM Student Loan Trust 2.445% (USD LIBOR + 0.110%) due 10/27/25 §	1,517,441	1,516,905
2.884% (USD LIBOR + 0.550%) due 12/15/25 § ~	4,723,289	4,747,927
2.885% (USD LIBOR + 0.550%) due 10/26/26 §	1,420,297	1,421,477
SMB Private Education Loan Trust 2.608% (USD LIBOR + 0.450%) due 06/17/24 § ~	1,049,760	1,050,405
SoFi Consumer Loan Program Trust 2.550% due 02/25/27 ~	3,266,496	3,252,034
Soundview Home Loan Trust 2.326% (USD LIBOR + 0.110%) due 02/25/37 §	1,648,623	687,361
SpringCastle America Funding LLC 3.050% due 04/25/29 ~	3,979,514	3,966,965
Structured Asset Investment Loan Trust 2.526% (USD LIBOR + 0.310%) due 01/25/36 §	9,386,605	8,739,561
Structured Asset Securities Corp Mortgage Loan Trust 2.386% (USD LIBOR + 0.170%) due 12/25/36 §	664,907	646,114
2.486% (USD LIBOR + 0.270%) due 03/25/36 §	2,500,000	2,268,024
Telos CLO Ltd (Cayman) 3.606% (USD LIBOR + 1.270%) due 01/17/27 § ~	6,400,000	6,403,974
Terwin Mortgage Trust 2.426% (USD LIBOR + 0.210%) due 04/25/37 § ~	683,601	674,910
TICP CLO I Ltd (Cayman) 3.148% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,900,000	1,893,037
Venture XII CLO Ltd (Cayman) 3.111% (USD LIBOR + 0.800%) due 02/28/26 § ~	8,300,000	8,260,452
Venture XX CLO Ltd (Cayman) 3.159% (USD LIBOR + 0.820%) due 04/15/27 § ~	5,600,000	5,576,399
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	4,900,000	4,898,758
Zais CLO 1 Ltd (Cayman) (USD LIBOR + 1.150%) due 04/15/28 § # ~	7,300,000	7,300,000

Total Asset-Backed Securities (Cost $333,324,051)		345,251,839

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 0.4%

Freddie Mac 1.250% due 10/02/19 ‡	$10,950,000	$10,799,744
United States Small Business Administration 6.120% due 09/01/21	76,827	78,268

Total U.S. Government Agency Issues (Cost $11,065,578)		10,878,012

U.S. TREASURY OBLIGATIONS - 24.9%

U.S. Treasury Bonds - 14.9%

2.500% due 02/15/45 ‡	1,300,000	1,138,414
2.750% due 08/15/42	26,200,000	24,275,751
2.750% due 11/15/42	19,000,000	17,587,841
2.875% due 05/15/43	27,500,000	26,007,256
2.875% due 08/15/45	58,800,000	55,377,202
3.000% due 11/15/44	30,000,000	28,968,167
3.000% due 02/15/48	11,900,000	11,449,567
3.125% due 02/15/42	8,000,000	7,919,063
3.125% due 02/15/43	1,900,000	1,876,955
3.125% due 08/15/44	43,800,000	43,259,657
3.375% due 05/15/44	13,300,000	13,716,227
3.625% due 08/15/43 ‡	19,600,000	21,034,581
3.750% due 11/15/43	28,300,000	31,004,738
4.250% due 05/15/39	4,900,000	5,714,051
4.375% due 11/15/39	20,700,000	24,575,559
4.375% due 05/15/40	26,400,000	31,389,022
4.500% due 08/15/39	7,700,000	9,280,291
4.625% due 02/15/40	5,500,000	6,744,482

		361,318,824

U.S. Treasury Notes - 10.0%

1.875% due 07/31/22 ‡	30,500,000	29,351,484
2.125% due 09/30/24 ‡	45,100,000	42,982,229
2.250% due 01/31/24 ‡	6,700,000	6,465,369
2.250% due 02/15/27 ‡	30,700,000	28,907,379
2.250% due 08/15/27	73,220,000	68,691,005
2.375% due 05/15/27	43,700,000	41,509,619
2.500% due 05/15/24 ‡	26,900,000	26,249,488

		244,156,573

Total U.S. Treasury Obligations (Cost $639,067,947)		605,475,397

FOREIGN GOVERNMENT BONDS & NOTES - 4.7%

Argentina Treasury Bills (Argentina) 3.922% due 11/16/18	5,600,000	5,572,325
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 5,000,000	6,098,638
Bonos de la Nacion Argentina con Ajuste por CER (Argentina) 4.000% due 03/06/20 ^	ARS 138,100,000	3,867,288
Brazil Letras do Tesouro Nacional (Brazil) 6.433% due 01/01/19	BRL 93,100,000	22,689,539
Hellenic Republic Government (Greece) 4.750% due 04/17/19 ~	EUR 4,100,000	4,851,776
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,426,599
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	8,500,000	8,227,219
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	7,825,880
Province of Ontario (Canada)
1.650% due 09/27/19	17,200,000	16,995,605
3.150% due 06/02/22	CAD 11,300,000	8,909,297
4.000% due 06/02/21	16,300,000	13,113,067
4.400% due 04/14/20	$2,400,000	2,451,074

	Principal Amount	Value
Province of Quebec (Canada)
2.750% due 08/25/21	$3,600,000	$3,560,686
3.500% due 07/29/20	2,400,000	2,421,595
3.500% due 12/01/22	CAD 1,900,000	1,520,250
4.250% due 12/01/21	7,500,000	6,110,963

Total Foreign Government Bonds & Notes (Cost $128,718,347)		115,641,801

MUNICIPAL BONDS - 0.8%

City of Chicago IL ‘B’
5.630% due 01/01/22	$3,500,000	3,527,825
7.750% due 01/01/42	5,600,000	6,007,736
State of Iowa 6.750% due 06/01/34	1,000,000	1,023,790
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	7,940,000	7,948,734

Total Municipal Bonds (Cost $17,417,689)		18,508,085

SHORT-TERM INVESTMENTS - 12.9%

Commercial Paper - 0.6%

Campbell Soup Co 2.900% due 01/14/19	7,300,000	7,242,294
Ford Motor Credit Co LLC 2.780% due 02/19/19	6,900,000	6,818,111

		14,060,405

Foreign Government Issues - 10.6%

Argentina Treasury Bills (Argentina)
3.100% due 01/11/19	3,700,000	3,662,501
3.539% due 02/22/19	12,400,000	12,223,970
3.795% due 12/28/18	ARS 139,493,000	3,395,264
6.001% due 03/29/19	37,758,000	907,600
Bonos de la Nacion Argentina con Ajuste por CER (Argentina) 3.750% due 02/08/19 ^	70,200,000	2,076,396
Hellenic Republic Treasury Bills (Greece)
0.706% due 11/02/18	EUR 6,000,000	6,962,715
1.267% due 03/15/19	3,900,000	4,510,347
Japan Treasury Bills (Japan) (0.153%) due 10/29/18	JPY 6,060,000,000	53,340,907
(0.155%) due 11/26/18	8,550,000,000	75,265,886
(0.159%) due 11/05/18	9,020,000,000	79,397,197
(0.164%) due 11/19/18	1,720,000,000	15,140,829

		256,883,612

Repurchase Agreements - 1.7%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $9,028,024; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $9,208,702)	9,027,708	9,027,708
HSBC Holdings PLC 2.330% due 10/01/18 (Dated 09/28/18, repurchase price of $32,806,369; collateralized by U.S. Treasury Notes: 2.125% due 12/31/22 and value $33,664,373)	32,800,000	32,800,000

		41,827,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
U.S. Treasury Bills - 0.0%

2.050% due 11/08/18 ‡	JPY 708,000	$706,455

Total Short-Term Investments (Cost $320,766,393)		313,478,180

TOTAL INVESTMENTS - 175.7% (Cost $4,323,714,881)		4,277,562,965

DERIVATIVES - 1.5%
(See Notes (e) through (i) in Notes to Schedule of Investments)		35,716,968

OTHER ASSETS & LIABILITIES, NET - (77.2%)		(1,879,273,705)

NET ASSETS - 100.0%		$2,434,006,228

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,294,236 or less than 0.1% of the Fund’s net assets were in default as of September 30, 2018.

(b)

As of September 30, 2018, $2,193,000 in cash and investments with a total aggregate value of $61,884,983 were fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)

The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the nine-month period ended September 30, 2018 was $128,194,335 at a weighted average interest rate of 1.075%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended September 30, 2018 was $418,343,394 at a weighted average interest rate of 1.931%.

(d)	A reverse repurchase agreement outstanding as of September 30, 2018 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BRC	CBS Radio Inc 7.250% due on 11/01/24	1.700%	09/27/18	09/25/20	($4,928,001)	$4,764,000	($4,764,000)

(e)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BTP	10/18	944	$91,408,463	$91,407,520	($943)
Euro-Bund	11/18	404	56,762,403	56,762,000	(403)
Euro-Bund	12/18	675	95,744,981	94,837,500	(907,481)
Euro-OAT	10/18	1,186	218,655,944	218,654,760	(1,184)
Eurodollar	03/19	104	25,277,307	25,261,600	(15,707)
Eurodollar	09/19	131	31,782,126	31,741,300	(40,826)
U.S. Treasury 5-Year Notes	01/19	5,462	619,527,311	614,346,987	(5,180,324)
U.S. Treasury 10-Year Notes	12/18	705	84,766,905	83,740,781	(1,026,124)

					(7,172,992)

Short Futures Outstanding
Australia Treasury 10-Year Notes	12/18	841	82,345,502	81,711,560	633,942
Canada Treasury 10-Year Notes	12/18	304	31,629,185	31,213,161	416,024
Euro-BTP	12/18	1,154	110,003,621	111,741,820	(1,738,199)
Euro-Buxl	12/18	138	24,668,082	24,201,981	466,101
Euro-OAT	10/18	180	33,195,647	33,185,377	10,270
Euro-OAT	12/18	1,237	229,701,763	228,057,283	1,644,480
Eurodollar	06/20	50	12,140,333	12,103,750	36,583
Eurodollar	12/20	87	21,117,677	21,061,613	56,064
U.S. Treasury 30-Year Bonds	12/18	2,268	327,294,025	318,654,000	8,640,025

					10,165,290

Total Futures Contracts					$2,992,298

(f)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	210,614,655	USD	5,317,728	10/18	BNP	$-	($273,539)
AUD	3,561,000	USD	2,536,856	11/18	CIT	37,973	-
BRL	74,900,000	USD	19,616,482	10/18	BNP	-	(1,070,223)
BRL	2,451,786	USD	590,000	10/18	BNP	17,096	-
BRL	2,451,786	USD	612,350	10/18	DUB	-	(5,254)
BRL	187,545,659	USD	46,899,903	10/18	GSC	-	(461,043)
BRL	167,000,000	USD	42,690,474	10/18	JPM	-	(1,338,998)
BRL	46,800,000	USD	11,459,073	10/18	JPM	129,245	-
BRL	2,451,786	USD	598,318	11/18	DUB	7,353	-
BRL	11,200,000	USD	2,973,504	01/19	GSC	-	(221,101)
CAD	32,923,733	USD	25,394,317	10/18	HSB	95,945	-
DKK	131,559,398	USD	20,769,694	10/18	SCB	-	(286,828)
DKK	20,124,398	USD	3,198,563	01/19	BOA	-	(38,469)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	7,703,000	USD	9,054,884	11/18	BOA	$-	($80,506)
EUR	978,000	USD	1,137,537	11/18	BOA	1,882	-
EUR	10,105,000	USD	11,872,407	11/18	CIT	-	(99,579)
EUR	1,584,000	USD	1,818,175	11/18	CIT	27,264	-
EUR	9,320,000	USD	10,670,123	11/18	UBS	188,141	-
GBP	36,622,000	USD	47,196,969	10/18	SGN	536,157	-
GBP	783,000	USD	1,027,987	11/18	HSB	-	(5,442)
GBP	36,622,000	USD	48,310,937	11/18	JPM	-	(512,257)
GBP	7,098,000	USD	9,080,527	11/18	SGN	188,978	-
INR	278,467,320	USD	3,823,000	10/18	JPM	5,843	-
INR	278,467,320	USD	3,792,567	12/18	CIT	216	-
INR	1,005,338,194	USD	13,786,807	12/18	MSC	-	(93,893)
JPY	1,610,800,000	USD	14,320,475	11/18	HSB	-	(98,281)
JPY	735,800,000	USD	6,698,080	11/18	JPM	-	(201,500)
JPY	5,177,400,000	USD	46,988,887	11/18	UBS	-	(1,276,206)
MXN	773,137,985	USD	40,002,184	10/18	CIT	1,156,800	-
MXN	479,256,005	USD	24,421,138	11/18	CIT	1,017,272	-
MXN	81,794,995	USD	4,202,050	11/18	GSC	139,543	-
MXN	220,847,000	USD	11,460,367	11/18	HSB	261,962	-
RUB	175,016,160	USD	2,552,000	10/18	BNP	119,264	-
RUB	230,698,465	USD	3,440,180	10/18	BOA	76,540	-
RUB	430,129,000	USD	6,292,430	10/18	BRC	265,745	-
RUB	747,264,757	USD	11,005,754	10/18	CIT	383,938	-
RUB	265,338,550	USD	3,761,000	10/18	DUB	277,851	-
RUB	158,214,990	USD	2,491,048	10/18	HSB	-	(79,252)
RUB	172,355,226	USD	2,561,951	10/18	HSB	66,221	-
RUB	355,471,283	USD	5,593,000	10/18	JPM	-	(174,269)
RUB	148,086,190	USD	2,159,131	10/18	SCB	99,446	-
RUB	817,928,800	USD	12,032,612	11/18	CIT	395,559	-
RUB	38,066,547	USD	580,000	11/18	JPM	-	(1,591)
RUB	444,748,712	USD	6,534,772	11/18	SCB	223,045	-
RUB	865,309,406	USD	13,718,738	11/18	SGN	-	(570,634)
RUB	513,394,019	USD	7,522,157	12/18	SCB	256,350	-
RUB	2,595,158,652	USD	38,845,210	12/18	SGN	474,416	-
SEK	331,671,614	USD	36,822,923	11/18	CIT	629,763	-
TRY	12,553,419	USD	1,979,072	10/18	BNP	93,709	-
TRY	6,930,833	USD	1,058,062	10/18	UBS	77,165	-
TRY	50,983,884	USD	7,704,286	11/18	BRC	503,651	-
TRY	51,125,160	USD	7,860,909	11/18	JPM	308,163	-
USD	2,108,154	ARS	80,320,650	10/18	BNP	168,178	-
USD	696,109	AUD	957,000	11/18	CIT	4,137	-
USD	1,105,106	AUD	1,520,000	11/18	HSB	6,049	-
USD	1,254,833	AUD	1,717,000	11/18	MSC	13,333	-
USD	19,319,110	BRL	77,351,786	10/18	BNP	165,754	-
USD	599,899	BRL	2,451,786	10/18	DUB	-	(7,197)
USD	971,000	BRL	3,945,659	10/18	GSC	-	(5,999)
USD	54,814,151	BRL	183,600,000	10/18	GSC	9,352,290	-
USD	59,176,796	BRL	213,800,000	10/18	JPM	6,237,003	-
USD	672,000	BRL	2,708,698	11/18	GSC	2,864	-
USD	28,246,446	BRL	104,300,000	01/19	JPM	2,614,690	-
USD	4,716,000	CAD	6,101,740	10/18	BNP	-	(8,098)
USD	25,483,002	CAD	32,923,733	10/18	CIT	-	(7,260)
USD	25,410,585	CAD	32,923,733	11/18	HSB	-	(96,908)
USD	7,119,105	DKK	44,429,398	10/18	BOA	201,763	-
USD	2,577,573	DKK	15,700,000	10/18	GSC	133,194	-
USD	17,537,317	DKK	111,435,000	10/18	HSB	187,677	-
USD	14,637,568	DKK	90,043,000	10/18	SCB	618,511	-
USD	26,525,604	DKK	161,151,000	10/18	SGN	1,435,536	-
USD	23,995,512	DKK	155,035,000	10/18	TDB	-	(142,339)
USD	3,045,348	DKK	18,770,000	10/18	TDB	122,992	-
USD	7,279,974	EUR	6,000,000	11/18	BOA	296,811	-
USD	60,799,425	EUR	52,635,000	11/18	CIT	-	(522,969)
USD	1,266,252	EUR	1,078,000	11/18	CIT	10,328	-
USD	2,186,466	EUR	1,879,000	11/18	GSC	-	(2,662)
USD	1,219,325	EUR	1,043,000	11/18	GSC	4,178	-
USD	14,115,528	EUR	12,111,000	11/18	HSB	5,610	-
USD	1,675,317	EUR	1,439,000	11/18	JPM	-	(1,190)
USD	3,261,073	EUR	2,776,000	11/18	JPM	26,895	-
USD	4,971,225	EUR	3,900,000	03/19	HSB	378,207	-
USD	48,245,284	GBP	36,622,000	10/18	JPM	512,158	-
USD	6,779,903	GBP	5,252,000	11/18	BRC	-	(78,852)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	68,667,082	GBP	53,624,000	11/18	SGN	$-	($1,362,215)
USD	3,828,924	INR	278,467,320	10/18	CIT	81	-
USD	15,668,516	JPY	1,730,000,000	10/18	BNP	412,620	-
USD	1,995,239	JPY	220,000,000	10/18	BOA	55,183	-
USD	15,947,807	JPY	1,760,000,000	10/18	BRC	427,358	-
USD	21,297,324	JPY	2,350,000,000	10/18	UBS	573,998	-
USD	27,868,760	JPY	3,090,000,000	11/18	BNP	588,053	-
USD	13,561,226	JPY	1,523,300,000	11/18	BOA	111,593	-
USD	48,302,953	JPY	5,340,000,000	11/18	BRC	1,124,758	-
USD	60,095,556	JPY	6,640,100,000	11/18	CIT	1,492,316	-
USD	31,601,062	JPY	3,483,600,000	11/18	JPM	843,404	-
USD	15,855,656	JPY	1,760,000,000	11/18	MSC	327,377	-
USD	48,192,746	JPY	5,340,000,000	11/18	UBS	1,030,340	-
USD	35,503,846	MXN	668,583,582	10/18	JPM	-	(89,052)
USD	13,958,411	MXN	267,034,000	11/18	BNP	-	(215,477)
USD	15,013,077	MXN	284,881,000	11/18	CIT	-	(108,110)
USD	6,832,384	MXN	130,174,000	11/18	HSB	-	(77,116)
USD	2,928,065	MXN	55,123,000	11/18	HSB	2,194	-
USD	2,542,000	RUB	172,355,226	10/18	BNP	-	(86,172)
USD	4,409,000	RUB	301,326,885	10/18	CIT	-	(183,481)
USD	13,281,000	RUB	901,873,325	10/18	GSC	-	(461,987)
USD	3,361,000	RUB	221,962,150	10/18	HSB	-	(17,683)
USD	24,054,000	RUB	1,607,466,993	10/18	JPM	-	(443,981)
USD	4,033,000	RUB	266,218,330	10/18	SGN	-	(18,396)
USD	926,000	RUB	61,014,140	10/18	UBS	-	(4,087)
USD	18,764,741	RUB	1,204,227,230	11/18	UBS	466,887	-
USD	10,926,407	SEK	98,995,000	11/18	BOA	-	(252,206)
USD	5,229,231	SEK	45,970,000	11/18	BOA	38,254	-
USD	11,472,914	SEK	100,105,000	11/18	CIT	168,959	-
USD	9,633,070	SEK	85,185,000	11/18	JPM	13,897	-
USD	195,463	THB	6,359,387	12/18	HSB	-	(1,669)
USD	407,051	TRY	2,521,300	10/18	BNP	-	(10,455)
USD	1,212,490	TRY	7,467,118	10/18	JPM	-	(24,001)
USD	380,000	TRY	2,521,300	10/18	SCB	-	(31,649)

Total Forward Foreign Currency Contracts						$38,237,926	($11,150,076)

(g)	Purchased options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - INR versus USD	INR 68.50	12/05/18	HSB	$12,200,000	$10,187	$3,807
Put - INR versus USD	68.50	12/07/18	GSC	9,800,000	9,800	3,165

					$19,987	$6,972

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.945%	12/09/19	BOA	$9,000,000	$432,000	$700,062
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.943%	12/12/19	GSC	2,300,000	110,400	180,170

							$542,400	$880,232

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Canada 10-Year Bonds (12/18)	CAD 158.00	11/16/18	CME	81	$12,798,000	$745	$314
Call - Canada 10-Year Bonds (12/18)	159.00	11/16/18	CME	153	24,327,000	1,402	592
Call - U.S. Treasury 30-Year Bonds (12/18)	$178.00	11/23/18	CME	425	75,650,000	3,485	425
Call - U.S. Treasury 30-Year Bonds (12/18)	180.00	11/23/18	CME	1,277	229,860,000	10,918	1,277

						16,550	2,608

Put - U.S. Treasury 5-Year Notes (12/18)	105.25	11/23/18	CME	153	16,103,250	1,308	153
Put - U.S. Treasury 5-Year Notes (12/18)	105.75	11/23/18	CME	317	33,522,750	2,710	317
Put - U.S. Treasury 5-Year Notes (12/18)	106.50	11/23/18	CME	375	39,937,500	3,206	375
Put - U.S. Treasury 5-Year Notes (12/18)	106.75	11/23/18	CME	18	1,921,500	154	18
Put - U.S. Treasury 5-Year Notes (12/18)	107.00	11/23/18	CME	2,104	225,128,000	17,989	2,104
Put - U.S. Treasury 5-Year Notes (12/18)	107.25	11/23/18	CME	2,430	260,617,500	20,777	2,430

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 5-Year Notes (12/18)	$107.50	11/23/18	CME	56	$6,020,000	$479	$56
Put - U.S. Treasury 5-Year Notes (12/18)	107.75	11/23/18	CME	8	862,000	68	8
Put - U.S. Treasury 5-Year Notes (12/18)	108.00	11/23/18	CME	1	108,000	9	1
Put - U.S. Treasury 10-Year Notes (12/18)	109.50	11/23/18	CME	308	33,726,000	2,634	308
Put - U.S. Treasury 10-Year Notes (12/18)	110.00	11/23/18	CME	1,064	117,040,000	9,097	1,064
Put - U.S. Treasury 10-Year Notes (12/18)	110.50	11/23/18	CME	66	7,293,000	564	66
Put - U.S. Treasury 10-Year Notes (12/18)	111.00	11/23/18	CME	200	22,200,000	1,710	200
Put - U.S. Treasury 10-Year Notes (12/18)	111.50	11/23/18	CME	7	780,500	60	7

						60,765	7,107

Total Options on Futures						$77,315	$9,715

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 11/13/48	$70.00	11/06/18	JPM	$66,000,000	$2,578	$1
Put - Fannie Mae 4.000% due 11/13/48	82.00	11/06/18	GSC	128,000,000	10,000	1

					$12,578	$2

Total Purchased Options					$652,280	$896,921

(h)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - RUB versus USD	RUB 67.10	10/11/18	BNP	$4,483,000	$137,893	($11,297)
Call - AUD versus USD	$0.73	10/23/18	BOA	AUD 7,000,000	26,720	(12,761)
Call - TRY versus USD	TRY 7.11	10/23/18	SCB	$1,900,000	44,897	(3,756)
Call - RUB versus USD	RUB 68.00	10/23/18	CIT	5,100,000	145,554	(18,993)
Call - TRY versus USD	TRY 7.28	11/02/18	GSC	1,600,000	37,600	(4,627)
Call - AUD versus USD	$0.73	11/09/18	GSC	AUD 23,900,000	115,035	(134,477)
Call - TRY versus USD	TRY 7.40	11/19/18	HSB	$6,100,000	193,217	(31,610)
Call - AUD versus USD	$0.74	11/20/18	BOA	AUD 7,000,000	33,731	(20,478)
Call - TRY versus USD	TRY 7.70	12/10/18	HSB	$6,100,000	187,270	(42,310)

					921,917	(280,309)

Put - RUB versus USD	RUB 66.74	10/02/18	BNP	$9,800,000	52,430	(184,514)
Put - MXN versus USD	MXN 18.85	10/17/18	MSC	2,700,000	17,820	(34,714)
Put - SEK versus USD	SEK 8.83	10/17/18	JPM	9,800,000	46,354	(55,223)
Put - MXN versus USD	MXN 19.04	10/18/18	BRC	7,300,000	60,444	(144,547)
Put - MXN versus USD	18.93	10/23/18	DUB	5,800,000	42,340	(95,422)
Put - RUB versus USD	RUB 68.50	10/26/18	DUB	10,600,000	94,340	(487,303)
Put - AUD versus USD	$0.69	11/09/18	GSC	AUD 23,900,000	86,826	(18,658)

					400,554	(1,020,381)

Total Foreign Currency Options					$1,322,471	($1,300,690)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/10/20	DUB	$4,200,000	$31,500	($1)
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	11,600,000	98,160	(3)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	27,900,000	248,820	(10)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	12,300,000	158,670	(45)
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	12,500,000	122,500	(41)

						$659,650	($100)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/09/19	BOA	$39,700,000	$433,632	($964,591)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/12/19	GSC	10,000,000	109,091	(243,560)

							$542,723	($1,208,151)

Total Written Options							$2,524,844	($2,508,941)

(i)	Swap agreements outstanding as of September 30, 2018 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV	Q	1.000%	12/20/19	BNP	1.335%	$1,900,000	($7,210)	($189,451)	$182,241
Petrobras Global Finance BV	Q	1.000%	12/20/19	GSC	1.335%	700,000	(2,656)	(73,272)	70,616
Petrobras Global Finance BV	Q	1.000%	12/20/19	MSC	1.335%	2,200,000	(8,349)	(203,609)	195,260
Petrobras Global Finance BV	Q	1.000%	03/20/20	HSB	1.565%	1,500,000	(11,863)	(273,727)	261,864

							(30,078)	(740,059)	709,981

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.269%	$7,000,000	100,878	65,498	35,380
Tesco PLC	Q	1.000%	06/20/22	ICE	0.645%	EUR 11,700,000	183,683	(401,442)	585,125
Carrefour SA	Q	1.000%	06/20/23	ICE	0.791%	4,200,000	48,941	16,986	31,955
Royal Bank of Scotland Group PLC	Q	1.000%	06/20/23	ICE	1.098%	6,400,000	(31,792)	(10,062)	(21,730)

							301,710	(329,020)	630,730

Total Credit Default Swaps on Corporate Issues – Sell Protection							$271,632	($1,069,079)	$1,340,711

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG30 5Y	Q	1.000%	06/20/23	ICE	$85,900,000	($1,721,930)	($1,452,424)	($269,506)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- Party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 9	M	0.500%	09/17/58	MER	$9,000,000	$70,198	($364,019)	$434,217

				Exchange
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	1,053,946	837,843	216,103

Total Credit Default Swaps on Credit Indices – Sell Protection						$1,124,144	$473,824	$650,320

Total Credit Default Swaps						($326,154)	($2,047,679)	$1,721,525

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.951%	3-Month USD-LIBOR	S/Q	LCH	12/05/19	$163,800,000	($908,920)	$–	($908,920)
7.500%	BRL-CDI-Compounded	Z/Z	CME	01/02/20	BRL 150,400,000	(178,159)	(169,608)	(8,551)
7.750%	BRL-CDI-Compounded	Z/Z	CME	01/02/20	656,300,000	(279,196)	(639,787)	360,591
8.475%	BRL-CDI-Compounded	Z/Z	CME	01/02/20	720,700,000	709,238	194,285	514,953
8.850%	BRL-CDI-Compounded	Z/Z	CME	01/02/20	271,000,000	498,880	243,454	255,426
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$118,800,000	(1,438,731)	(2,645,468)	1,206,737
1.250%	6-Month EUR-LIBOR	A/S	LCH	12/19/28	EUR 10,800,000	264,082	185,322	78,760
1.000%	6-Month EUR-LIBOR	A/S	LCH	03/20/29	109,500,000	(1,101,621)	(449,922)	(651,699)
1.501%	6-Month EUR-LIBOR	A/S	LCH	07/04/42	23,000,000	29,016	–	29,016
1.500%	6-Month EUR-LIBOR	A/S	LCH	03/20/49	9,700,000	(184,764)	(194,138)	9,374

						($2,590,175)	($3,475,862)	$885,687

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.500%	6-Month GBP-LIBOR	S/S	LCH	03/20/24	GBP 38,600,000	$58,851	($34,441)	$93,292
2.700%	3-Month CAD-CDOR	S/S	CME	12/19/24	CAD 9,700,000	(5,474)	(667,273)	661,799
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 10,900,000,000	(343,689)	(423,977)	80,288
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	10,170,000,000	(300,440)	(570,018)	269,578
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	63,311	(164,680)	227,991
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	67,647	121,617	(53,970)
0.380%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	1,780,000,000	(49,589)	(17,613)	(31,976)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(22,254)	(440)	(21,814)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$79,200,000	5,328,279	4,324,042	1,004,237
1.500%	6-Month GBP-LIBOR	S/S	LCH	12/19/28	GBP 8,600,000	187,139	143,577	43,562
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 1,250,000,000	(42,418)	(92,334)	49,916
1.500%	6-Month GBP-LIBOR	S/S	LCH	03/20/29	GBP 6,300,000	157,770	101,377	56,393
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	JPY 3,570,000,000	76,132	295,386	(219,254)
1.750%	3-Month CAD-CDOR	S/S	CME	12/16/46	CAD 2,300,000	411,125	(29,114)	440,239
2.532%	3-Month USD-LIBOR	S/Q	LCH	12/05/47	$22,200,000	2,480,095	-	2,480,095
1.000%	6-Month JPY-LIBOR	S/S	LCH	03/21/48	JPY 380,000,000	(29,729)	(11,825)	(17,904)
2.905%	3-Month USD-LIBOR	S/Q	CME	08/22/48	$16,100,000	838,090	1,584,351	(746,261)
2.930%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,800,000	272,702	614,275	(341,573)
2.940%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,100,000	229,512	497,697	(268,185)
1.500%	6-Month GBP-LIBOR	S/S	LCH	12/19/48	GBP 9,400,000	744,243	44,244	699,999
1.750%	6-Month GBP-LIBOR	S/S	LCH	03/20/49	15,000,000	43,866	(92,113)	135,979

						$10,165,169	$5,622,738	$4,542,431

Total Interest Rate Swaps						$7,574,994	$2,146,876	$5,428,118

Total Swap Agreements						$7,248,840	$99,197	$7,149,643

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,224,878,127	$-	$1,224,878,127	$-
	Senior Loan Notes	5,486,246	-	5,486,246	-
	Mortgage-Backed Securities	1,637,965,278	-	1,637,965,278	-
	Asset-Backed Securities	345,251,839	-	345,251,839	-
	U.S. Government Agency Issues	10,878,012	-	10,878,012	-
	U.S. Treasury Obligations	605,475,397	-	605,475,397	-
	Foreign Government Bonds & Notes	115,641,801	-	115,641,801	-
	Municipal Bonds	18,508,085	-	18,508,085	-
	Short-Term Investments	313,478,180	-	313,478,180	-
	Derivatives:
	Credit Contracts
	Swaps	1,457,646	-	1,457,646	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	38,237,926	-	38,237,926	-
	Purchased Options	6,972	-	6,972	-

	Total Foreign Currency Contracts	38,244,898	-	38,244,898	-

	Interest Rate Contracts
	Futures	11,903,489	11,903,489	-	-
	Purchased Options	889,949	-	889,949	-
	Swaps	12,459,978	-	12,459,978	-

	Total Interest Rate Contracts	25,253,416	11,903,489	13,349,927	-

	Total Asset - Derivatives	64,955,960	11,903,489	53,052,471	-

	Total Assets	4,342,518,925	11,903,489	4,330,615,436	-

Liabilities	Reverse Repurchase Agreements	(4,764,000)	-	(4,764,000)	-
	Sale-buyback Financing Transactions	(465,885,764)	-	(465,885,764)	-
	Derivatives:
	Credit Contracts
	Swaps	(1,783,800)	-	(1,783,800)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,150,076)	-	(11,150,076)	-
	Written Options	(1,300,690)	-	(1,300,690)	-

	Total Foreign Currency Contracts	(12,450,766)	-	(12,450,766)	-

	Interest Rate Contracts
	Futures	(8,911,191)	(8,911,191)	-	-
	Written Options	(1,208,251)	-	(1,208,251)	-
	Swaps	(4,884,984)	-	(4,884,984)	-

	Total Interest Rate Contracts	(15,004,426)	(8,911,191)	(6,093,235)	-

	Total Liabilities - Derivatives	(29,238,992)	(8,911,191)	(20,327,801)	-

	Total Liabilities	(499,888,756)	(8,911,191)	(490,977,565)	-

	Total	$3,842,630,169	$2,992,298	$3,839,637,871	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.2%

Basic Materials - 2.4%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$510,000	$503,868
4.125% due 09/27/22 ~	585,000	585,781
ArcelorMittal (Luxembourg) 5.250% due 08/05/20	1,759,000	1,811,634
5.500% due 03/01/21	715,000	742,330
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	1,665,000	1,723,225
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	1,325,000	1,302,682
International Flavors & Fragrances Inc 3.400% due 09/25/20	670,000	671,056
INVISTA Finance LLC 4.250% due 10/15/19 ~	7,045,000	7,069,305
LyondellBasell Industries NV 5.000% due 04/15/19	7,436,000	7,473,832
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	2,928,377
Votorantim SA (Brazil) 6.625% due 09/25/19 ~	570,000	585,675

		25,397,765

Communications - 4.8%

America Movil SAB de CV (Mexico) 5.000% due 03/30/20	1,915,000	1,962,692
Baidu Inc (China) 2.750% due 06/09/19	8,955,000	8,922,870
Charter Communications Operating LLC 3.579% due 07/23/20	4,963,000	4,968,035
4.464% due 07/23/22	2,607,000	2,652,404
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,974,884
Discovery Communications LLC 2.200% due 09/20/19	1,980,000	1,965,008
Expedia Group Inc 5.950% due 08/15/20	535,000	559,422
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,340,939
SES GLOBAL Americas Holdings GP (Luxembourg) 2.500% due 03/25/19 ~	3,000,000	2,992,775
The Interpublic Group of Cos Inc 3.500% due 10/01/20	475,000	475,250
Time Warner Cable LLC 8.250% due 04/01/19	5,730,000	5,877,248
8.750% due 02/14/19	3,549,000	3,622,687
Viacom Inc 2.750% due 12/15/19	6,020,000	5,987,425
5.625% due 09/15/19	2,180,000	2,233,957

		49,535,596

Consumer, Cyclical - 6.4%

Aptiv PLC 3.150% due 11/19/20	3,105,000	3,081,795
BMW US Capital LLC (Germany) 2.819% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,985,855
Daimler Finance North America LLC (Germany) 1.750% due 10/30/19 ~	3,500,000	3,449,805
2.300% due 02/12/21 ~	4,525,000	4,408,259
Delta Air Lines Inc 2.600% due 12/04/20	1,255,000	1,228,165
2.875% due 03/13/20	6,560,000	6,508,823
Ford Motor Credit Co LLC 2.021% due 05/03/19	3,155,000	3,136,566
2.343% due 11/02/20	1,062,000	1,032,828

	Principal Amount	Value
2.459% due 03/27/20	$830,000	$816,412
2.551% due 10/05/18	3,705,000	3,705,013
2.875% due 10/01/18	3,000,000	3,000,000
General Motors Co 3.500% due 10/02/18	1,905,000	1,905,000
General Motors Financial Co Inc 3.100% due 01/15/19	2,845,000	2,847,436
3.200% due 07/13/20	2,530,000	2,523,594
Hyundai Capital America 2.000% due 07/01/19 ~	3,220,000	3,199,151
2.400% due 10/30/18 ~	3,000,000	2,999,882
2.500% due 03/18/19 ~	5,935,000	5,922,501
Lennar Corp 2.950% due 11/29/20	5,125,000	5,016,094
Nissan Motor Acceptance Corp 3.650% due 09/21/21 ~	1,365,000	1,368,967
QVC Inc 3.125% due 04/01/19	8,347,000	8,348,341

		66,484,487

Consumer, Non-Cyclical - 5.9%

BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	5,690,000	5,578,364
Bayer US Finance II LLC (Germany) 3.003% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	2,043,705
3.500% due 06/25/21 ~	1,080,000	1,078,113
Becton Dickinson & Co 2.404% due 06/05/20	4,240,000	4,177,190
2.675% due 12/15/19	5,130,000	5,102,448
Bunge Ltd Finance Corp 3.500% due 11/24/20	2,690,000	2,682,857
Celgene Corp 2.875% due 02/19/21	2,275,000	2,250,145
Elanco Animal Health Inc 3.912% due 08/27/21 ~	750,000	751,189
4.272% due 08/28/23 ~	710,000	712,711
Equifax Inc 3.600% due 08/15/21	195,000	193,879
Express Scripts Holding Co 2.250% due 06/15/19	2,245,000	2,235,043
3.065% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,142,342
Halfmoon Parent Inc 2.984% (USD LIBOR + 0.650%) due 09/17/21 § ~	1,060,000	1,061,711
3.400% due 09/17/21 ~	590,000	588,186
HCA Inc 6.500% due 02/15/20	2,390,000	2,487,392
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,919,238
Perrigo Finance Unlimited Co 3.500% due 03/15/21	363,000	359,569
Reynolds American Inc (United Kingdom) 8.125% due 06/23/19	3,775,000	3,905,751
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	10,660,000	10,548,719
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	7,720,000	7,596,081
2.200% due 07/21/21	290,000	272,675
The Kroger Co 2.300% due 01/15/19	1,225,000	1,223,568

		60,910,876

Energy - 4.5%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	3,910,000	4,002,933
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	3,765,000	3,727,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Columbia Pipeline Group Inc 3.300% due 06/01/20	$550,000	$549,270
DCP Midstream Operating LP 2.700% due 04/01/19	10,230,000	10,230,000
Encana Corp (Canada) 6.500% due 05/15/19	3,433,000	3,507,934
Energy Transfer Equity LP 7.500% due 10/15/20	4,195,000	4,502,284
Eni SPA (Italy) 4.000% due 09/12/23 ~	630,000	623,497
EnLink Midstream Partners LP 2.700% due 04/01/19	2,175,000	2,168,194
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	250,000	258,478
6.375% due 02/04/21	1,400,000	1,471,414
8.000% due 05/03/19	2,530,000	2,605,900
Plains All American Pipeline LP 2.600% due 12/15/19	650,000	645,105
5.000% due 02/01/21	1,600,000	1,636,958
5.750% due 01/15/20	1,557,000	1,597,593
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	3,670,000	3,819,016
Spectra Energy Partners LP 4.600% due 06/15/21	1,870,000	1,911,463
The Williams Cos Inc 5.250% due 03/15/20	3,840,000	3,942,033

		47,200,055

Financial - 19.3%

ABN AMRO Bank NV (Netherlands) 2.881% (USD LIBOR + 0.570%) due 08/27/21 § ~	2,605,000	2,614,151
AerCap Ireland Capital DAC (Ireland) 3.750% due 05/15/19	1,775,000	1,782,265
3.950% due 02/01/22	2,875,000	2,868,710
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	1,455,000	1,447,228
2.858% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,064,614
Air Lease Corp 2.125% due 01/15/20	4,055,000	3,992,290
2.500% due 03/01/21	950,000	928,470
3.500% due 01/15/22	900,000	893,984
Aircastle Ltd 4.625% due 12/15/18	3,915,000	3,926,805
ANZ New Zealand International Ltd (New Zealand) 2.200% due 07/17/20 ~	2,905,000	2,847,327
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	877,035
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	6,020,550
Bank of America Corp 2.503% due 10/21/22	2,000,000	1,915,839
2.727% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,892,109
3.023% (USD LIBOR + 0.650%) due 06/25/22 §	2,975,000	2,983,991
3.508% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,156,030
Banque Federative du Credit Mutuel SA (France) 3.308% (USD LIBOR + 0.960%) due 07/20/23 § ~	2,050,000	2,065,289
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	3,165,000	3,103,596
3.956% (USD LIBOR + 1.625%) due 01/10/23 §	3,685,000	3,747,241
BB&T Corp 2.150% due 02/01/21	4,110,000	4,012,657

	Principal Amount	Value
BPCE SA (France) 3.530% (USD LIBOR + 1.220%) due 05/22/22 § ~	$815,000	$823,645
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	453,665
Capital One Bank USA NA 8.800% due 07/15/19	500,000	522,832
Capital One Financial Corp 2.400% due 10/30/20	1,375,000	1,346,836
Capital One NA 1.850% due 09/13/19	8,185,000	8,097,674
2.350% due 01/31/20	1,225,000	1,211,741
China Overseas Finance Cayman VI Ltd (China) 4.250% due 05/08/19 ~	3,070,000	3,082,096
Citigroup Inc 2.900% due 12/08/21	4,145,000	4,060,706
Citizens Bank NA 2.250% due 03/02/20	1,670,000	1,648,102
2.550% due 05/13/21	1,035,000	1,008,903
CNO Financial Group Inc 4.500% due 05/30/20	4,905,000	4,978,575
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	2,255,000	2,242,460
Credit Suisse AG (Switzerland) 5.400% due 01/14/20	850,000	872,618
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 2.750% due 03/26/20	1,045,000	1,036,072
Crown Castle International Corp REIT 2.250% due 09/01/21	5,895,000	5,666,110
3.400% due 02/15/21	1,175,000	1,172,611
Discover Bank 2.600% due 11/13/18	1,960,000	1,959,917
7.000% due 04/15/20	5,550,000	5,819,402
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,257,497
HSBC Holdings PLC (United Kingdom) 2.984% (USD LIBOR + 0.650%) due 09/11/21 §	2,685,000	2,689,176
ING Groep NV (Netherlands) 3.536% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	2,001,247
International Lease Finance Corp 6.250% due 05/15/19	2,330,000	2,375,715
Intesa Sanpaolo SPA (Italy) 3.375% due 01/12/23 ~	2,500,000	2,316,169
3.875% due 01/15/19	3,070,000	3,072,933
iStar Inc REIT 4.625% due 09/15/20	2,610,000	2,610,000
JPMorgan Chase & Co 2.877% (USD LIBOR + 0.550%) due 03/09/21 §	3,990,000	4,002,264
JPMorgan Chase Bank NA 2.604% (USD LIBOR + 0.280%) due 02/01/21 §	1,580,000	1,567,385
Mitsubishi UFJ Financial Group Inc (Japan) 2.985% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	658,074
3.195% (USD LIBOR + 0.860%) due 07/26/23 §	1,065,000	1,068,551
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	2,185,000	2,184,310
Morgan Stanley 2.891% (USD LIBOR + 0.550%) due 02/10/21 §	4,275,000	4,289,529
5.500% due 07/24/20	1,900,000	1,972,084
New York Life Global Funding 2.661% (USD LIBOR + 0.320%) due 08/06/21 § ~	1,990,000	1,994,911

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Regions Bank 2.717% (USD LIBOR + 0.380%) due 04/01/21 §	$4,645,000	$4,647,417
Reinsurance Group of America Inc 5.000% due 06/01/21	410,000	425,607
6.450% due 11/15/19	3,870,000	4,003,092
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	1,005,000	1,035,016
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,138,790
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	1,225,000	1,192,175
SBA Tower Trust REIT 3.168% due 04/09/47 ~	1,765,000	1,739,378
3.448% due 03/15/48 ~	2,920,000	2,880,807
Sberbank of Russia Via SB Capital SA (Russia) 3.080% due 03/07/19	EUR 950,000	1,111,160
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	$1,280,000	1,269,641
3.558% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,465,770
Synchrony Financial 2.700% due 02/03/20	530,000	524,211
The Goldman Sachs Group Inc 3.445% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,117,567
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,036,899
UBS Group Funding Switzerland AG (Switzerland)
2.950% due 09/24/20 ~	3,815,000	3,779,685
3.530% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,152,497
Unum Group 3.000% due 05/15/21	3,730,000	3,671,889
US Bank NA 2.655% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,600,462
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	9,895,000	9,894,599
WEA Finance LLC REIT (France) 2.700% due 09/17/19 ~	6,681,000	6,665,192
Wells Fargo Bank NA 3.325% (USD LIBOR + 0.490%) due 07/23/21 §	3,120,000	3,117,055
XLIT Ltd (Bermuda) 2.300% due 12/15/18	4,223,000	4,220,301

		200,893,201

Industrial - 4.9%

Avnet Inc 3.750% due 12/01/21	880,000	878,020
Avolon Holdings Funding Ltd (Ireland) 5.125% due 10/01/23 ~	1,890,000	1,911,262
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	457,413
Caterpillar Financial Services Corp 2.597% (USD LIBOR + 0.280%) due 09/07/21 §	975,000	976,244
CNH Industrial Capital LLC 3.375% due 07/15/19	1,755,000	1,757,959
4.375% due 11/06/20	4,164,000	4,228,126
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,173,063
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	1,910,000	1,871,928

	Principal Amount	Value
GATX Corp 2.500% due 07/30/19	$6,620,000	$6,599,469
2.600% due 03/30/20	1,815,000	1,792,685
Kansas City Southern 2.350% due 05/15/20	1,040,000	1,020,325
Keysight Technologies Inc 3.300% due 10/30/19	12,400,000	12,397,304
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	3,415,000	3,403,800
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	311,000	311,665
Union Pacific Corp 3.200% due 06/08/21	1,955,000	1,954,925
United Technologies Corp 2.965% (USD LIBOR + 0.650%) due 08/16/21 §	1,225,000	1,228,412
Vulcan Materials Co 2.934% (USD LIBOR + 0.600%) due 06/15/20 §	2,820,000	2,827,975
2.971% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,401,710

		51,192,285

Technology - 3.5%

Broadcom Corp 2.200% due 01/15/21	3,210,000	3,111,775
2.375% due 01/15/20	3,905,000	3,860,395
3.000% due 01/15/22	2,530,000	2,466,324
Dell International LLC 3.480% due 06/01/19 ~	3,460,000	3,469,363
DXC Technology Co 2.875% due 03/27/20	2,630,000	2,609,005
3.271% (USD LIBOR + 0.950%) due 03/01/21 §	7,405,000	7,405,127
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,468,818
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	2,080,000	2,060,286
2.850% due 10/05/18	987,000	987,037
Microchip Technology Inc 3.922% due 06/01/21 ~	1,235,000	1,228,448
Xerox Corp 2.750% due 03/15/19	2,130,000	2,126,090
5.625% due 12/15/19	3,985,000	4,081,521

		36,874,189

Utilities - 2.5%

Dominion Energy Inc
2.579% due 07/01/20	1,095,000	1,081,210
2.962% due 07/01/19 §	7,108,000	7,106,035
EDP Finance BV (Portugal) 4.900% due 10/01/19 ~	1,190,000	1,207,005
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	3,964,154
ENN Energy Holdings Ltd (China) 6.000% due 05/13/21 ~	535,000	557,123
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,032,735
NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	760,000	758,625
2.861% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,085,328
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	5,205,000	5,204,922
San Diego Gas & Electric Co 1.914% due 02/01/22	987,508	963,565

		25,960,702

Total Corporate Bonds & Notes (Cost $568,338,638)		564,449,156

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 14.6%

Collateralized Mortgage Obligations - Commercial - 3.3%

BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	$1,775,000	$1,732,485
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	509,371	497,623
BX Trust 3.558% (USD LIBOR + 1.400%) due 10/15/32 § ~	5,220,000	5,226,951
4.408% (USD LIBOR + 2.250%) due 10/15/32 § ~	1,640,000	1,646,468
CD Mortgage Trust 1.965% due 02/10/50	513,350	504,402
Citigroup Commercial Mortgage Trust 1.485% due 10/10/47	91,398	91,174
CLNS Trust 2.931% (USD LIBOR + 0.800%) due 06/11/32 § ~	4,495,000	4,500,286
3.131% (USD LIBOR + 1.000%) due 06/11/32 § ~	2,675,000	2,678,989
Commercial Mortgage Trust 1.494% due 12/10/47	219,753	218,581
1.569% due 03/10/48	210,146	209,131
2.983% (USD LIBOR + 0.850%) due 02/13/32 § ~	1,720,000	1,722,975
CSAIL Commercial Mortgage Trust 1.684% due 04/15/50	287,145	285,272
1.717% due 08/15/48	763,211	755,271
Great Wolf Trust 3.158% (USD LIBOR + 0.850%) due 09/15/34 § ~	2,370,000	2,372,912
3.628% (USD LIBOR + 1.320%) due 09/15/34 § ~	3,385,000	3,391,493
InTown Hotel Portfolio Trust 2.858% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	835,329
3.408% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	686,149
JP Morgan Chase Commercial Mortgage Securities Trust 4.388% due 07/15/46 ~	1,135,489	1,160,931
Morgan Stanley Capital I Trust 3.008% (USD LIBOR + 0.850%) due 11/15/34 § ~	2,660,000	2,660,736
3.158% (USD LIBOR + 1.000%) due 11/15/34 § ~	2,140,000	2,140,593
SLIDE 3.920% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,340,000	1,347,551

		34,665,302

Collateralized Mortgage Obligations - Residential - 6.1%

COLT Mortgage Loan Trust 2.415% due 10/25/47 § ~	2,805,171	2,793,076
2.568% due 10/25/47 § ~	1,194,495	1,189,899
2.614% due 05/27/47 § ~	682,281	678,797
2.773% due 10/25/47 § ~	521,578	519,590
2.930% due 02/25/48 § ~	1,010,660	1,008,009
3.084% due 02/25/48 § ~	361,407	360,915
3.470% due 07/27/48 § ~	2,821,668	2,818,819
3.542% due 07/27/48 § ~	1,366,468	1,364,903
3.763% due 10/26/48 § ~	1,095,000	1,097,686
Deephaven Residential Mortgage Trust 2.577% due 10/25/47 § ~	2,640,846	2,624,135
2.711% due 10/25/47 § ~	224,501	223,011
2.813% due 10/25/47 § ~	209,732	208,106

	Principal Amount	Value
2.976% due 12/25/57 § ~	$2,266,278	$2,256,041
3.485% due 12/26/46 § ~	545,809	545,428
3.963% due 08/25/58 § ~	190,000	190,477
Fannie Mae 2.716% (USD LIBOR + 0.500%) due 11/25/46 §	1,072,160	1,080,133
3.000% due 11/25/47	5,069,303	4,996,407
4.000% due 06/25/44	1,001,635	1,014,902
5.000% due 08/25/19	46,905	47,048
Fannie Mae Connecticut Avenue Securities 2.896% (USD LIBOR + 0.680%) due 10/25/30 §	1,332,169	1,335,028
2.936% (USD LIBOR + 0.720%) due 01/25/31 §	3,720,861	3,729,117
3.566% (USD LIBOR + 1.350%) due 01/25/29 §	438,990	440,287
Freddie Mac 2.678% (USD LIBOR + 0.520%) due 11/15/43 §	1,572,747	1,584,377
3.605% due 10/25/46 §	1,857,302	1,845,691
3.868% due 05/25/47 § ~	868,868	868,756
4.168% due 08/25/48 § ~	695,000	698,802
7.000% due 09/15/30	312,445	340,410
Freddie Mac Structured Agency Credit Risk Debt Notes 2.884% (USD LIBOR + 0.750%) due 09/25/48 § ~	2,005,000	2,009,805
3.016% (USD LIBOR + 0.800%) due 12/25/30 § ~	3,445,000	3,457,186
3.416% (USD LIBOR + 1.200%) due 10/25/29 §	1,886,976	1,908,756
3.820% due 05/25/48 § ~	713,030	714,396
3.985% due 09/25/47 § ~	374,148	374,719
Galton Funding Mortgage Trust 3.500% due 11/25/57 § ~	2,663,345	2,605,847
GS Mortgage-Backed Securities Trust 2.459% due 07/25/44 § ~	252,512	247,608
Homeward Opportunities Fund I Trust 3.766% due 06/25/48 § ~	1,568,080	1,572,019
3.897% due 06/25/48 § ~	1,254,464	1,257,593
Sequoia Mortgage Trust 3.500% due 02/25/48 § ~	4,454,410	4,441,680
4.000% due 06/25/48 § ~	2,439,131	2,446,571
4.000% due 10/25/48 § ~ ±	1,370,000	1,371,722
4.500% due 08/25/48 § ~ ±	1,128,815	1,141,299
Verus Securitization Trust 2.929% due 02/25/48 § ~	1,009,575	998,957
3.677% due 06/01/58 § ~	2,140,565	2,143,933
3.779% due 06/01/58 § ~	572,421	573,318
3.830% due 06/01/58 § ~	360,769	361,333

		63,486,592

Fannie Mae - 3.3%

3.500% due 05/01/33 - 01/01/46	7,356,968	7,353,691
3.567% (USD LIBOR + 1.571%) due 02/01/33 §	74,738	78,535
3.710% (USD LIBOR + 1.710%) due 04/01/35 §	184,789	191,359
3.820% (USD LIBOR + 1.550%) due 01/01/35 §	8,777	9,087
3.824% (UST + 2.215%) due 02/01/33 §	50,972	53,265
3.835% (USD LIBOR + 1.576%) due 04/01/33 §	66,813	68,503
4.000% due 06/01/33 - 03/01/47	5,337,318	5,407,952
4.125% (USD LIBOR + 1.750%) due 05/01/33 §	41,609	41,963
4.154% (UST + 2.258%) due 06/01/35 §	285,477	299,723

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
4.347% (UST + 2.253%) due 06/01/33 §	$642,155	$677,804
4.500% due 05/01/25 - 03/01/46	9,027,867	9,363,134
5.000% due 07/01/24 - 07/01/41	3,451,996	3,661,286
5.500% due 10/01/18 - 06/01/39	2,782,698	3,002,813
6.000% due 03/01/37 - 10/01/40	3,172,642	3,497,133
6.500% due 05/01/33	622,722	684,216
7.000% due 05/01/33 - 06/01/33	301,840	320,819

		34,711,283

Freddie Mac - 0.3%

3.451% (UST + 1.951%) due 02/01/35 §	106,296	111,092
3.557% (UST + 2.217%) due 09/01/35 §	658,901	695,786
3.797% (USD LIBOR + 1.725%) due 03/01/35 §	410,557	430,169
4.026% (UST + 2.250%) due 08/01/35 §	617,854	649,937
5.500% due 01/01/20 - 06/01/41	682,522	733,985

		2,620,969

Government National Mortgage Association - 1.6%

2.750% (UST + 1.500%) due 09/20/34 §	706,230	733,543
3.375% (UST + 1.500%) due 01/20/35 §	1,195,936	1,238,234
4.500% due 01/20/48	476,008	492,729
5.000% due 12/20/34 - 08/20/48	11,874,305	12,433,755
5.500% due 07/15/20	57,155	57,852
6.000% due 01/15/22 - 07/15/36	1,083,120	1,150,425

		16,106,538

Total Mortgage-Backed Securities (Cost $152,655,324)		151,590,684

ASSET-BACKED SECURITIES - 20.4%

Allegro CLO III Ltd (Cayman) 3.175% (USD LIBOR + 0.840%) due 07/25/27 § ~	4,320,000	4,297,064
Ally Auto Receivables Trust 2.240% due 07/15/22	8,440,000	8,287,115
2.460% due 09/15/22	405,000	400,026
2.930% due 11/15/23	565,000	555,842
Ally Master Owner Trust 3.300% due 07/17/23	1,055,000	1,054,555
AmeriCredit Automobile Receivables 1.700% due 07/08/20	43,581	43,570
1.810% due 10/08/20	65,905	65,855
AmeriCredit Automobile Receivables Trust 1.600% due 11/09/20	455,410	454,710
2.240% due 04/08/22	8,815,000	8,691,520
2.240% due 06/19/23	1,415,000	1,390,170
2.690% due 06/19/23	1,500,000	1,474,081
2.710% due 08/18/22	665,000	656,385
2.710% due 09/08/22	2,880,000	2,832,263
3.340% due 08/08/21	1,885,000	1,890,970
3.370% due 11/08/21 ~	2,205,000	2,210,482
3.580% due 08/09/21 ~	1,055,000	1,055,834
3.660% due 03/08/22	1,225,000	1,229,444
3.720% due 03/08/22 ~	1,150,000	1,154,764
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	171,919	171,816
1.910% due 04/15/26 ~	1,845,099	1,833,702
2.550% due 10/15/26 ~	2,035,000	2,026,106
Ascentium Equipment Receivables Trust 1.870% due 07/10/19 ~	262,917	262,598
2.290% due 06/10/21 ~	935,000	925,285
2.920% due 12/10/20 ~	770,000	769,412

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC 2.500% due 07/20/21 ~	$2,225,000	$2,196,333
2.970% due 02/20/20 ~	683,333	683,810
2.990% due 06/20/22 ~	995,000	982,806
Barings CLO Ltd (Cayman) 3.148% (USD LIBOR + 0.800%) due 01/20/28 § ~	5,410,000	5,390,681
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	5,601,253	5,566,611
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	4,731,074	4,713,992
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 § ~	2,455,723	2,445,404
3.500% due 08/28/57 § ~	4,148,441	4,122,666
BlueMountain CLO Ltd (Cayman) 3.260% (USD LIBOR + 0.930%) due 07/18/27 § ~	2,385,000	2,373,457
BMW Vehicle Lease Trust 1.980% due 05/20/20	2,345,000	2,335,901
California Republic Auto Receivables Trust 2.510% due 02/16/21	805,000	801,651
Capital Auto Receivables Asset Trust 1.540% due 08/20/20	429,353	428,131
1.630% due 01/20/21	1,030,000	1,023,361
1.730% due 04/20/20	141,596	141,466
2.430% due 05/20/22 ~	520,000	510,082
2.650% due 01/20/24	5,000,000	4,960,053
2.700% due 09/20/22 ~	835,000	819,616
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.348% (USD LIBOR + 1.000%) due 04/20/27 § ~	3,265,000	3,267,303
CCG Receivables Trust 1.690% due 09/14/22 ~	698,513	695,652
2.600% due 01/17/23 ~	815,000	814,834
CNH Equipment Trust 1.370% due 07/15/20	307,702	307,135
2.400% due 02/15/23	1,300,000	1,295,703
Diamond Resorts Owner Trust 2.540% due 05/20/27 ~	602,213	601,907
2.730% due 07/20/27 ~	229,053	228,993
2.990% due 05/22/28 ~	237,733	237,354
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	444,561	435,031
2.690% due 03/25/30 ~	1,174,442	1,145,949
Enterprise Fleet Financing LLC 2.130% due 07/20/22 ~	695,267	691,853
Galaxy XXIX CLO Ltd (Cayman) 3.104% (USD LIBOR + 0.790%) due 11/15/26 § ~	4,125,000	4,097,873
GM Financial Automobile Leasing Trust 2.260% due 08/20/20	455,000	452,075
2.730% due 09/20/21	1,055,000	1,042,680
3.110% due 12/20/21	1,380,000	1,368,114
3.370% due 10/20/22	3,420,000	3,391,431
3.500% due 04/20/22	775,000	773,292
GMF Floorplan Owner Revolving Trust 2.410% due 05/17/21 ~	610,000	607,698
2.630% due 07/15/22 ~	1,750,000	1,721,869
2.850% due 05/17/21 ~	235,000	233,896
2.970% due 01/18/22 ~	1,585,000	1,579,536
Golub Capital Partners CLO (USD LIBOR + 1.150%) due 10/20/28 § # ~	1,495,000	1,495,000
GreatAmerica Leasing Receivables Funding LLC 1.720% due 04/22/19 ~	15,406	15,399
1.730% due 06/20/19 ~	259,839	259,482
2.060% due 06/22/20 ~	185,000	184,122
2.600% due 06/15/21 ~	1,330,000	1,318,244

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Halcyon Loan Advisors Funding Ltd (Cayman) 4.047% (USD LIBOR + 1.700%) due 10/22/25 § ~	$2,645,000	$2,648,053
Hardee’s Funding LLC 4.250% due 06/20/48 ~	1,536,502	1,536,533
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	708,721	696,681
2.660% due 12/26/28 ~	455,586	447,179
2.960% due 12/26/28 § ~	311,210	303,470
Hyundai Auto Lease Securitization Trust 1.680% due 04/15/20 ~	190,000	189,664
Hyundai Auto Receivables Trust 2.380% due 04/17/23	895,000	876,268
John Deere Owner Trust 1.360% due 04/15/20	539,737	538,025
KKR CLO Ltd (Cayman) 3.139% (USD LIBOR + 0.800%) due 01/16/28 § ~	5,425,000	5,401,897
3.389% (USD LIBOR + 1.050%) due 07/15/27 § ~	5,450,000	5,453,364
Madison Park Funding XIV Ltd (Cayman) 3.468% (USD LIBOR + 1.120%) due 07/20/26 § ~	2,870,000	2,873,518
Madison Park Funding XVIII Ltd (Cayman) 3.537% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,253,306
Magnetite XVI Ltd (Cayman) 3.133% (USD LIBOR + 0.800%) due 01/18/28 § ~	7,170,000	7,153,607
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	575,345	564,290
MMAF Equipment Finance LLC 1.730% due 05/18/20 ~	284,607	283,908
3.200% due 09/12/22 ~	2,010,000	2,006,152
MVW Owner Trust 2.150% due 04/22/30 ~	208,263	205,480
2.250% due 09/22/31 ~	744,434	727,767
2.420% due 12/20/34 ~	728,640	705,421
2.520% due 12/20/32 ~	218,930	214,420
2.750% due 12/20/34 ~	248,131	239,874
2.990% due 12/20/34 ~	669,561	646,631
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	3,180,544	3,157,202
Neuberger Berman CLO XVI-S Ltd (Cayman) 3.189% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,250,000	3,241,152
OCP CLO Ltd (Cayman) 3.155% (USD LIBOR + 0.820%) due 10/26/27 § ~	4,900,000	4,903,046
3.468% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,172,913
OZLM VIII Ltd (Cayman) 3.466% (USD LIBOR + 1.130%) due 10/17/26 § ~	4,315,000	4,317,202
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,965,000	1,965,359
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	315,000	314,152
2.190% due 03/15/22	2,055,000	2,040,084
2.470% due 12/15/20	158,783	158,779
2.580% due 05/16/22	380,000	377,589
2.960% due 03/15/24	880,000	869,727
3.270% due 01/17/23	455,000	453,836
3.530% due 08/16/21	1,465,000	1,469,831
3.650% due 12/15/21	1,405,000	1,410,794
4.020% due 04/15/22	1,435,000	1,449,720
4.020% due 09/15/22 ~	1,235,000	1,240,426
4.500% due 06/17/23 ~	1,070,000	1,081,704

	Principal Amount	Value
Santander Retail Auto Lease Trust 2.220% due 01/20/21 ~	$1,375,000	$1,361,670
2.960% due 11/21/22 ~	1,115,000	1,102,704
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	388,266	383,792
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 § ~	304,977	304,284
2.300% due 10/20/31 ~	438,340	434,534
2.330% due 07/20/33 ~	401,392	393,690
2.400% due 03/22/32 ~	798,423	792,988
2.430% due 06/20/32 ~	440,254	436,101
2.430% due 10/20/33 ~	1,561,362	1,530,180
2.580% due 09/20/32 ~	517,313	510,180
SLM Student Loan Trust 2.616% (USD LIBOR + 0.400%) due 03/25/25 §	2,992,540	2,948,829
3.835% (USD LIBOR + 1.500%) due 04/25/23 §	657,201	671,631
3.985% (USD LIBOR + 1.650%) due 07/25/22 §	79,547	81,237
4.035% (USD LIBOR + 1.700%) due 07/25/23 §	871,094	894,401
SMART ABS Trust (Australia) 1.450% due 08/14/19	38,251	38,235
SMB Private Education Loan Trust 3.158% (USD LIBOR + 1.000%) due 06/15/27 § ~	1,409,105	1,422,958
Synchrony Credit Card Master Note Trust 2.640% due 03/15/23	3,545,000	3,508,269
Taco Bell Funding LLC 3.832% due 05/25/46 ~	1,585,850	1,588,616
Towd Point Mortgage Trust 2.750% due 02/25/55 § ~	510,764	504,502
2.750% due 08/25/55 § ~	743,726	729,388
3.000% due 02/25/55 § ~	669,860	660,839
3.250% due 03/25/58 § ~	1,490,458	1,474,972
3.250% due 07/25/58 § ~	3,165,000	3,125,671
3.750% due 05/25/58 § ~	1,262,826	1,266,444
USAA Auto Owner Trust 1.960% due 11/15/22	575,000	574,828
Verizon Owner Trust 2.530% due 04/20/22 ~	2,075,000	2,036,632
2.650% due 09/20/21 ~	865,000	852,972
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	310,130	309,394
Volvo Financial Equipment Master Owner Trust 2.563% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	832,741
Wheels SPV LLC 1.590% due 05/20/25 ~	272,953	272,122

Total Asset-Backed Securities (Cost $214,102,460)		212,125,843

U.S. GOVERNMENT AGENCY ISSUE - 0.8%

Federal Home Loan Bank 2.625% due 05/28/20	7,925,000	7,903,650

Total U.S. Government Agency Issue (Cost $7,922,648)		7,903,650

U.S. TREASURY OBLIGATIONS - 8.7%

U.S. Treasury Inflation Protected Securities - 0.5%

0.625% due 04/15/23 ^	5,306,097	5,239,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

U.S. Treasury Notes - 8.2%

1.375% due 08/31/20	$16,000,000	$15,573,750
1.500% due 06/15/20 ‡	36,500,000	35,724,375
2.375% due 04/30/20	21,120,000	20,991,300
2.625% due 08/31/20	7,500,000	7,474,072
2.750% due 09/30/20	5,205,000	5,198,494

		84,961,991

Total U.S. Treasury Obligations (Cost $90,562,025)		90,201,796

MUNICIPAL BONDS - 0.2%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	2,230,000	2,222,753

Total Municipal Bonds (Cost $2,230,000)		2,222,753

SHORT-TERM INVESTMENTS - 1.7%

Commercial Paper - 0.9%

Ford Motor Credit Co 2.899% due 02/19/19	5,655,000	5,587,886
Syngenta Wilmington Inc (Switzerland) 3.014% due 11/16/18	3,835,000	3,821,705

		9,409,591

	Principal Amount	Value
Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $8,734,222; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $8,911,647)	$8,733,917	$8,733,917

Total Short-Term Investments (Cost $18,147,887)		18,143,508

TOTAL INVESTMENTS - 100.6% (Cost $1,053,958,982)		1,046,637,390

DERIVATIVES - (0.1%)
(See Notes (b) and (c) in Notes to Schedule of Investments)		(809,225)

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(5,100,910)

NET ASSETS - 100.0%		$1,040,727,255

Notes to Schedule of Investments

(a)	As of September 30, 2018, an investment with a value of $579,420 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/18	885	$187,130,687	$186,499,923	($630,764)
U.S. Treasury 5-Year Notes	12/18	226	25,663,359	25,419,703	(243,656)
U.S. Treasury Ultra 10-Year Notes	12/18	27	3,465,071	3,402,000	(63,071)

					(937,491)

Short Futures Outstanding
U.S. Treasury 10-Year Notes	12/18	82	9,881,640	9,740,062	141,578

Total Futures Contracts					($795,913)

(c)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	122,739	EUR	107,665	11/18	BNP	$-	($2,706)
USD	125,124	EUR	109,000	11/18	BOA	-	(1,877)
USD	375,886	EUR	327,000	11/18	CIT	-	(5,116)
USD	125,432	EUR	109,000	11/18	MSC	-	(1,568)
USD	125,204	EUR	109,000	11/18	SSB	-	(1,796)
USD	253,752	EUR	218,000	11/18	UBS	-	(249)

Total Forward Foreign Currency Contracts						$-	($13,312)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$564,449,156	$-	$564,449,156	$-
	Mortgage-Backed Securities	151,590,684	-	149,077,663	2,513,021
	Asset-Backed Securities	212,125,843	-	212,125,843	-
	U.S. Government Agency Issue	7,903,650	-	7,903,650	-
	U.S. Treasury Obligations	90,201,796	-	90,201,796	-
	Municipal Bonds	2,222,753	-	2,222,753	-
	Short-Term Investments	18,143,508	-	18,143,508	-
	Derivatives:
	Interest Rate Contracts
	Futures	141,578	141,578	-	-

	Total Assets	1,046,778,968	141,578	1,044,124,369	2,513,021

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,312)	-	(13,312)	-
	Interest Rate Contracts
	Futures	(937,491)	(937,491)	-	-

	Total Liabilities - Derivatives	(950,803)	(937,491)	(13,312)	-

	Total Liabilities	(950,803)	(937,491)	(13,312)	-

	Total	$1,045,828,165	($795,913)	$1,044,111,057	$2,513,021

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 21.3%

Argentina - 0.4%

Rio Energy SA 6.875% due 02/01/25 ~	$1,400,000	$1,151,500
YPF SA
6.950% due 07/21/27 ~	1,070,000	939,941
7.000% due 12/15/47 ~	580,000	462,556
8.500% due 07/28/25 ~	2,175,000	2,128,803

		4,682,800

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	4,290,000	4,777,550
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	400,000	402,647
6.950% due 03/18/30 ~	2,180,000	2,365,693

		7,545,890

Brazil - 2.0%

Banco do Brasil SA 4.625% due 01/15/25	2,120,000	1,956,336
BRF SA 4.750% due 05/22/24 ~	200,000	183,000
Gol Finance Inc 7.000% due 01/31/25 ~	2,085,000	1,694,063
Petrobras Global Finance BV
6.850% due 06/05/15	4,190,000	3,603,400
6.875% due 01/20/40	3,260,000	3,039,135
8.750% due 05/23/26	4,015,000	4,404,455
Rumo Luxembourg SARL 5.875% due 01/18/25 ~	2,100,000	1,963,500
Vale Overseas Ltd
6.875% due 11/21/36	2,235,000	2,610,480
6.875% due 11/10/39	2,215,000	2,605,947
Votorantim Cimentos SA 7.250% due 04/05/41 ~	950,000	945,250

		23,005,566

Chile - 1.3%

Banco del Estado de Chile 3.875% due 02/08/22 ~	850,000	850,431
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	1,303,000	1,206,183
4.500% due 08/01/47 ~	2,084,000	2,032,755
4.875% due 11/04/44 ~	3,105,000	3,215,332
5.625% due 10/18/43 ~	2,321,000	2,643,040
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	1,300,000	1,238,606
4.500% due 09/14/47 ~	1,569,000	1,413,669
VTR Finance BV 6.875% due 01/15/24 ~	2,565,000	2,619,506

		15,219,522

China - 1.6%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	2,790,000	2,715,298
Central China Real Estate Ltd 8.750% due 01/23/21 ~	975,000	992,933
China Evergrande Group 7.500% due 06/28/23 ~	1,650,000	1,520,538
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,460,000	1,440,687
CIFI Holdings Group Co Ltd 6.875% due 04/23/21 ~	970,000	953,026
Country Garden Holdings Co Ltd 4.750% due 01/17/23 ~	800,000	734,442
Franshion Development Ltd 6.750% due 04/15/21 ~	2,000,000	2,099,866

	Principal Amount	Value
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	$2,246,000	$2,275,825
6.300% due 11/12/40 ~	895,000	1,068,100
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	980,000	1,020,278
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	1,900,000	1,824,034
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	1,785,000	1,736,851

		18,381,878

Colombia - 0.5%

Banco de Bogota SA 6.250% due 05/12/26 ~	945,000	986,107
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	1,028,114
Millicom International Cellular SA
5.125% due 01/15/28 ~	$2,055,000	1,898,306
6.000% due 03/15/25 ~	1,930,000	1,948,084

		5,860,611

Costa Rica - 0.2%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,870,000	1,851,534
Instituto Costarricense de Electricidad 6.950% due 11/10/21 ~	350,000	354,375

		2,205,909

Ecuador - 0.1%

EP PetroEcuador 8.016% (USD LIBOR + 5.630%) due 09/24/19 § ~	910,526	911,892

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,400,000	1,490,041

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,509,000	1,544,261

Indonesia - 1.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	6,102,000	6,279,904
P.T. Perusahaan Listrik Negara
5.250% due 05/15/47 ~	943,000	883,486
5.500% due 11/22/21 ~	5,643,000	5,922,329
6.150% due 05/21/48 ~	1,928,000	2,005,815

		15,091,534

Israel - 0.4%

Teva Pharmaceutical Finance Netherlands III BV
2.800% due 07/21/23	2,955,000	2,633,644
6.750% due 03/01/28	1,600,000	1,689,706

		4,323,350

Jamaica - 0.5%

Digicel Group Ltd
7.125% due 04/01/22 ~	300,000	197,958
8.250% due 09/30/20 ~	4,580,000	3,509,425
Digicel Ltd 6.000% due 04/15/21 ~	2,300,000	2,141,875

		5,849,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Kazakhstan - 1.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	$3,337,000	$3,299,459
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	1,400,000	1,400,273
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	2,901,000	3,211,053
Kazakhstan Temir Zholy National Co JSC 4.850% due 11/17/27 ~	799,000	795,876
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	1,877,000	1,913,226
6.375% due 10/24/48 ~	987,000	1,038,896

		11,658,783

Luxembourg - 0.4%

Altice Financing S 7.500% due 05/15/26 ~	4,155,000	4,061,513

Malaysia - 0.3%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	1,120,000	1,152,811
Petronas Capital Ltd 7.875% due 05/22/22 ~	690,000	784,255
Wakala Global Sukuk Bhd 4.646% due 07/06/21	1,325,000	1,372,024

		3,309,090

Mauritius - 0.1%

Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	590,000	606,533

Mexico - 2.3%

Axtel SAB de CV 6.375% due 11/14/24 ~	1,870,000	1,854,030
BBVA Bancomer SA 5.125% due 01/18/33 ~	3,795,000	3,467,681
Cemex SAB de CV 7.750% due 04/16/26 ~	1,300,000	1,425,125
Comision Federal de Electricidad
4.875% due 01/15/24	1,890,000	1,925,494
5.750% due 02/14/42 ~	2,045,000	2,032,219
8.180% due 12/23/27 ~	MXN 8,220,000	411,791
Mexichem SAB de CV 6.750% due 09/19/42 ~	$1,710,000	1,819,611
Petroleos Mexicanos
5.500% due 06/27/44	589,000	500,002
5.625% due 01/23/46	2,351,000	2,001,641
6.000% due 03/05/20	710,000	731,833
6.500% due 06/02/41	1,661,000	1,561,340
6.750% due 09/21/47	3,493,000	3,341,718
6.875% due 08/04/26	2,710,000	2,865,554
7.190% due 09/12/24 ~	MXN 50,500,000	2,341,771

		26,279,810

Morocco - 0.2%

OCP SA 6.875% due 04/25/44 ~	$1,600,000	1,719,174

Netherlands - 0.3%

GTH Finance BV 7.250% due 04/26/23 ~	800,000	834,920
VEON Holdings BV 4.950% due 06/16/24 ~	2,963,000	2,843,561

		3,678,481

	Principal Amount	Value
Oman - 0.1%

Oztel Holdings SPC Ltd 6.625% due 04/24/28 ~	$1,300,000	$1,306,240

Pakistan - 0.5%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	2,760,000	2,771,799
The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	1,009,000	981,293
5.625% due 12/05/22 ~	1,736,000	1,669,169

		5,422,261

Peru - 0.6%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 3,131,000	949,980
Nexa Resources SA 5.375% due 05/04/27 ~	$2,385,000	2,313,450
Patrimonio EN Fideicomiso DS 093-2002- EF-Inretail Shopping Malls 5.750% due 04/03/28 ~	2,000,000	1,996,100
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,447,000	1,441,588

		6,701,118

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,600,000	1,666,576
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,645,000	3,134,793

		4,801,369

Russia - 1.0%

Credit Bank of Moscow 5.875% due 11/07/21 ~	2,375,000	2,308,619
Gazprom OAO
8.625% due 04/28/34 ~	935,000	1,157,871
9.250% due 04/23/19 ~	601,000	617,495
Koks OAO 7.500% due 05/04/22 ~	400,000	398,200
Sberbank of Russia
5.125% due 10/29/22 ~	1,550,000	1,533,973
5.250% due 05/23/23 ~	2,960,000	2,927,828
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	2,304,000	2,234,880
Vnesheconombank 5.942% due 11/21/23 ~	200,000	191,667
Vnesheconombank Via VEB Finance PLC 6.025% due 07/05/22 ~	669,000	650,756

		12,021,289

Saudi Arabia - 0.1%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	1,400,000	1,359,204

Singapore - 0.3%

Puma International Financing SA 5.125% due 10/06/24 ~	3,310,000	2,901,678

South Africa - 1.2%

Absa Group Ltd 6.250% due 04/25/28 § ~	1,770,000	1,725,724

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	$1,951,000	$1,903,126
6.750% due 08/06/23 ~	2,183,000	2,103,495
7.125% due 02/11/25 ~	4,250,000	4,096,660
8.450% due 08/10/28 ~	808,000	810,121
MTN Mauritius Investments Ltd 4.755% due 11/11/24 ~	1,870,000	1,702,242
SASOL Financing USA LLC 5.875% due 03/27/24	1,200,000	1,223,818

		13,565,186

Turkey - 0.1%

Akbank TAS 5.000% due 10/24/22 ~	314,000	287,618
QNB Finansbank AS 4.875% due 05/19/22 ~	550,000	510,345
Turkiye Garanti Bankasi AS 5.250% due 09/13/22 ~	200,000	185,045

		983,008

Ukraine - 0.4%

Metinvest BV 7.750% due 04/23/23 ~	1,390,000	1,338,157
MHP SE 7.750% due 05/10/24 ~	1,120,000	1,122,341
Ukraine Railways 9.875% due 09/15/21 ~	895,000	903,234
Ukreximbank 9.750% due 01/22/25 ~	1,461,000	1,473,419

		4,837,151

Venezuela - 2.8%

Petroleos de Venezuela SA
5.375% due 04/12/27 Y ~	432,000	95,688
5.375% due 04/12/27 * Y ~	1,000,000	221,500
8.500% due 10/27/20 Y ~	35,732,250	30,372,412
9.000% due 11/17/21 * Y ~	2,960,581	695,737
9.750% due 05/17/35 * Y ~	3,733,498	896,040
12.750% due 02/17/22 * Y ~	1,592,000	390,836

		32,672,213

Total Corporate Bonds & Notes (Cost $248,896,303)		243,996,613

SENIOR LOAN NOTES - 0.2%

United Arab Emirates - 0.2%

Dubai World Term B1 1.875% Cash or 1.750% PIK due 09/30/22	2,179,493	2,052,357

Total Senior Loan Notes (Cost $1,917,840)		2,052,357

FOREIGN GOVERNMENT BONDS & NOTES - 69.9%

Angola - 0.6%

Angolan Government
8.250% due 05/09/28 ~	2,538,000	2,630,815
9.375% due 05/08/48 ~	1,874,000	1,986,871
9.500% due 11/12/25 ~	2,190,000	2,490,128

		7,107,814

Argentina - 2.2%

Argentina Bonar
48.038% (ARS Deposit + 3.250%) due 03/01/20 §	ARS 23,200,000	578,995
48.274% (ARS Deposit + 2.500%) due 03/11/19 §	34,845,000	852,303
49.370% (ARS Deposit + 2.000%) due 04/03/22 §	86,733,361	2,015,005

	Principal Amount	Value
Argentina POM Politica Monetaria 71.374% (ARS Reference + 0.000%) due 06/21/20 §	ARS 57,468,349	$1,657,683
Argentine Republic Government
5.875% due 01/11/28	$3,345,000	2,657,603
6.875% due 04/22/21	2,910,000	2,791,447
6.875% due 01/11/48	5,535,000	4,289,625
7.500% due 04/22/26	4,165,000	3,717,262
8.280% due 12/31/33	2,534,385	2,285,732
2.500% due 12/31/38 §	6,766,197	4,003,897
Provincia de Buenos Aires 38.492% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 46,396,000	996,012

		25,845,564

Bahrain - 0.3%

Bahrain Government
7.000% due 10/12/28 ~	$2,328,000	2,316,826
7.500% due 09/20/47 ~	1,173,000	1,134,713

		3,451,539

Belarus - 1.2%

Republic of Belarus
6.200% due 02/28/30 ~	3,423,000	3,318,513
6.875% due 02/28/23 ~	6,392,000	6,722,313
7.625% due 06/29/27 ~	3,750,000	4,011,735

		14,052,561

Brazil - 8.4%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	1,458,000	1,492,948
Brazil Letras do Tesouro Nacional
0.083% due 01/01/20	BRL 145,003,000	32,512,871
0.214% due 07/01/21	156,918,000	29,974,988
0.263% due 01/01/22	5,150,000	924,918
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	68,421,000	15,594,371
Brazilian Government
2.625% due 01/05/23	$1,900,000	1,744,675
4.250% due 01/07/25	2,754,000	2,605,972
4.625% due 01/13/28	2,617,000	2,400,469
5.000% due 01/27/45	2,247,000	1,854,056
5.625% due 01/07/41	1,001,000	913,673
5.625% due 02/21/47	1,734,000	1,539,142
6.000% due 04/07/26	1,487,000	1,527,893
7.125% due 01/20/37	1,464,000	1,581,501
8.250% due 01/20/34	1,049,000	1,233,886

		95,901,363

Cameroon - 0.0%

Republic of Cameroon 9.500% due 11/19/25 ~	400,000	422,602

Chile - 3.0%

Bonos de la Tesoreria de la Republica en pesos
4.500% due 03/01/21	CLP 17,915,000,000	27,664,957
5.000% due 03/01/35	3,665,000,000	5,582,674
Chile Government 3.240% due 02/06/28	$750,000	720,375

		33,968,006

Colombia - 1.4%

Colombia Government
3.875% due 04/25/27	2,259,000	2,194,054
4.000% due 02/26/24	1,750,000	1,752,188
5.000% due 06/15/45	2,160,000	2,160,000
5.625% due 02/26/44	2,329,000	2,509,497
6.125% due 01/18/41	2,627,000	2,981,645
7.375% due 09/18/37	1,470,000	1,857,712
8.125% due 05/21/24	2,205,000	2,654,269

		16,109,365

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Costa Rica - 0.2%

Costa Rica Government
4.250% due 01/26/23 ~	$1,171,000	$1,065,481
5.625% due 04/30/43 ~	1,000,000	773,125

		1,838,606

Croatia - 1.0%

Croatia Government
6.000% due 01/26/24 ~	4,070,000	4,429,442
6.375% due 03/24/21 ~	3,004,000	3,187,845
6.625% due 07/14/20 ~	3,225,000	3,391,894

		11,009,181

Dominican Republic - 2.0%

Dominican Republic
5.500% due 01/27/25 ~	4,180,000	4,206,125
5.875% due 04/18/24 ~	2,949,000	3,050,741
6.000% due 07/19/28 ~	810,000	825,674
6.600% due 01/28/24 ~	1,605,000	1,700,160
6.850% due 01/27/45 ~	4,030,000	4,095,487
6.875% due 01/29/26 ~	4,150,000	4,440,251
7.450% due 04/30/44 ~	1,880,000	2,011,600
7.500% due 05/06/21 ~	2,905,000	3,046,619

		23,376,657

Ecuador - 7.2%

Ecuador Government
7.875% due 01/23/28 ~	9,139,000	8,250,917
7.950% due 06/20/24 ~	6,614,000	6,328,202
8.750% due 06/02/23 ~	6,593,000	6,632,558
8.875% due 10/23/27 ~	6,911,000	6,578,063
9.625% due 06/02/27 ~	4,410,000	4,363,695
9.650% due 12/13/26 ~	10,100,000	10,094,445
10.500% due 03/24/20 ~	19,954,000	20,801,047
10.750% due 03/28/22 ~	18,768,000	20,011,381

		83,060,308

Egypt - 1.4%

Egypt Government
6.125% due 01/31/22 ~	1,190,000	1,193,261
6.588% due 02/21/28 ~	3,673,000	3,522,892
6.875% due 04/30/40 ~	520,000	464,645
7.500% due 01/31/27 ~	5,500,000	5,614,466
7.903% due 02/21/48 ~	1,797,000	1,720,290
8.500% due 01/31/47 ~	3,480,000	3,502,999

		16,018,553

El Salvador - 0.8%

El Salvador Government
5.875% due 01/30/25 ~	1,448,000	1,357,819
6.375% due 01/18/27 ~	1,505,000	1,414,700
7.375% due 12/01/19 ~	740,000	755,725
7.625% due 02/01/41 ~	2,535,000	2,450,863
7.650% due 06/15/35 ~	790,000	770,195
8.250% due 04/10/32 ~	725,000	740,863
8.625% due 02/28/29 ~	1,658,000	1,757,480

		9,247,645

Ethiopia - 0.4%

Ethiopia International 6.625% due 12/11/24 ~	4,324,000	4,394,438

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	4,447,300	4,220,043
6.950% due 06/16/25 ~	300,000	288,961

		4,509,004

	Principal Amount	Value
Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	$2,010,000	$2,121,012

Ghana - 0.5%

Ghana Government
7.625% due 05/16/29 ~	1,639,000	1,646,716
8.125% due 01/18/26 ~	870,000	907,139
8.627% due 06/16/49 ~	2,770,000	2,783,850
10.750% due 10/14/30 ~	200,000	249,642

		5,587,347

Hungary - 1.2%

Hungary Government
5.375% due 02/21/23	4,894,000	5,192,402
5.375% due 03/25/24	2,418,000	2,593,716
5.750% due 11/22/23	4,476,000	4,856,191
7.625% due 03/29/41	572,000	800,339

		13,442,648

India - 1.5%

Export-Import Bank of India
3.375% due 08/05/26 ~	910,000	833,001
4.000% due 01/14/23 ~	1,700,000	1,685,769
India Government
7.170% due 01/08/28	INR 420,000,000	5,473,790
7.350% due 06/22/24	140,000,000	1,867,375
7.590% due 01/11/26	260,000,000	3,483,943
7.720% due 05/25/25	315,000,000	4,257,432

		17,601,310

Indonesia - 4.4%

Indonesia Government
4.750% due 07/18/47 ~	$1,292,000	1,241,054
5.125% due 01/15/45 ~	3,408,000	3,422,065
5.250% due 01/17/42 ~	1,413,000	1,444,466
5.250% due 01/08/47 ~	2,032,000	2,077,336
5.950% due 01/08/46 ~	2,704,000	3,034,231
Indonesia Treasury
5.625% due 05/15/23	IDR 71,379,000,000	4,356,555
6.125% due 05/15/28	77,292,000,000	4,519,052
6.625% due 05/15/33	36,814,000,000	2,119,680
7.000% due 05/15/27	33,986,000,000	2,115,359
7.500% due 08/15/32	50,812,000,000	3,164,348
7.500% due 05/15/38	5,834,000,000	352,941
8.250% due 07/15/21	52,773,000,000	3,596,295
8.250% due 05/15/29	23,900,000,000	1,620,305
8.250% due 05/15/36	28,719,000,000	1,884,374
8.375% due 03/15/24	113,611,000,000	7,696,561
8.375% due 09/15/26	67,317,000,000	4,572,903
9.000% due 03/15/29	7,307,000,000	515,547
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$1,040,000	1,034,800
4.550% due 03/29/26 ~	1,819,000	1,814,453

		50,582,325

Iraq - 0.0%

Iraq Government 5.800% due 01/15/28 ~	500,000	475,178

Ivory Coast - 0.8%

Ivory Coast Government
5.750% due 12/31/32 § ~	8,635,800	8,186,911
6.375% due 03/03/28 ~	1,100,000	1,064,250

		9,251,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Jamaica - 0.2%

Jamaica Government
6.750% due 04/28/28	$850,000	$925,437
7.875% due 07/28/45	1,380,000	1,614,600

		2,540,037

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	1,190,000	1,130,857

Kazakhstan - 0.7%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	2,590,000	2,561,477
Kazakhstan Government
4.875% due 10/14/44 ~	1,200,000	1,230,126
5.125% due 07/21/25 ~	860,000	927,343
6.500% due 07/21/45 ~	2,610,000	3,222,559

		7,941,505

Kenya - 0.3%

Kenya Government
6.875% due 06/24/24 ~	1,310,000	1,316,026
7.250% due 02/28/28 ~	441,000	430,557
8.250% due 02/28/48 ~	1,888,000	1,828,169

		3,574,752

Lebanon - 1.5%

Lebanon Government
5.150% due 11/12/18 ~	512,000	510,024
5.450% due 11/28/19 ~	2,647,000	2,513,432
6.000% due 01/27/23 ~	864,000	733,804
6.100% due 10/04/22 ~	6,844,000	5,863,323
6.375% due 03/09/20	2,310,000	2,192,017
6.600% due 11/27/26 ~	1,439,000	1,131,917
8.250% due 04/12/21 ~	4,671,000	4,398,307

		17,342,824

Malaysia - 1.3%

Malaysia Government
3.659% due 10/15/20	MYR 42,989,000	10,437,056
3.757% due 04/20/23	263,000	63,540
3.759% due 03/15/19	7,000	1,696
3.844% due 04/15/33	553,000	123,401
3.882% due 03/10/22	1,170,000	285,078
3.955% due 09/15/25	80,000	19,280
4.181% due 07/15/24	1,774,000	433,934
4.232% due 06/30/31	7,013,000	1,657,839
4.254% due 05/31/35	13,000	2,984
4.392% due 04/15/26	198,000	48,596
4.498% due 04/15/30	4,902,000	1,189,554
4.642% due 11/07/33	1,623,000	398,209

		14,661,167

Mexico - 3.1%

Mexican Bonos
6.500% due 06/10/21	MXN 351,850,000	18,246,414
6.500% due 06/09/22	125,880,000	6,461,961
8.000% due 12/07/23	53,120,000	2,868,406
Mexico Government
4.350% due 01/15/47	$1,155,000	1,051,062
4.600% due 01/23/46	2,315,000	2,164,525
4.750% due 03/08/44	1,164,000	1,115,112
5.550% due 01/21/45	1,308,000	1,393,020
5.750% due 10/12/10	1,486,000	1,504,575
6.050% due 01/11/40	870,000	967,875

		35,772,950

	Principal Amount	Value
Mongolia - 0.1%

Mongolia Government 5.625% due 05/01/23 ~	$833,000	$810,878

Morocco - 0.6%

Morocco Government
4.250% due 12/11/22 ~	4,291,000	4,306,019
5.500% due 12/11/42 ~	2,157,000	2,269,854

		6,575,873

Nigeria - 0.5%

Nigeria Government
6.500% due 11/28/27 ~	2,307,000	2,227,812
7.625% due 11/28/47 ~	1,590,000	1,526,018
7.696% due 02/23/38 ~	1,541,000	1,514,218

		5,268,048

Oman - 0.5%

Oman Government
4.750% due 06/15/26 ~	407,000	387,411
6.500% due 03/08/47 ~	2,520,000	2,403,661
6.750% due 01/17/48 ~	3,460,000	3,377,725

		6,168,797

Pakistan - 1.2%

Pakistan Government
6.875% due 12/05/27 ~	4,276,000	4,071,312
7.250% due 04/15/19 ~	3,346,000	3,361,666
8.250% due 04/15/24 ~	4,324,000	4,529,477
8.250% due 09/30/25 ~	2,308,000	2,410,408

		14,372,863

Panama - 0.8%

Panama Government
4.000% due 09/22/24	1,120,000	1,137,931
4.300% due 04/29/53	2,170,000	2,094,050
4.500% due 05/15/47	1,030,000	1,034,130
6.700% due 01/26/36	1,864,000	2,337,475
7.125% due 01/29/26	485,000	580,181
8.875% due 09/30/27	830,000	1,121,745
9.375% due 04/01/29	993,000	1,412,543

		9,718,055

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	1,440,000	1,456,200
4.700% due 03/27/27 ~	840,000	840,000

		2,296,200

Peru - 1.4%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	678,235
Peruvian Government
5.625% due 11/18/50	$4,733,000	5,629,904
7.350% due 07/21/25	3,677,000	4,517,231
8.750% due 11/21/33	3,542,000	5,242,160

		16,067,530

Philippines - 1.0%

Philippine Government
3.900% due 11/26/22	PHP 29,000,000	507,869
4.950% due 01/15/21	14,000,000	257,126
6.250% due 01/14/36	8,000,000	141,296
6.375% due 10/23/34	$1,889,000	2,360,147
7.750% due 01/14/31	2,270,000	3,068,166
9.500% due 02/02/30	2,685,000	3,981,917
10.625% due 03/16/25	1,160,000	1,607,353

		11,923,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Qatar - 0.2%

Qatar Government 5.103% due 04/23/48 ~	$2,020,000	$2,105,040

Romania - 0.5%

Romanian Government
4.375% due 08/22/23 ~	5,486,000	5,564,301
6.125% due 01/22/44 ~	440,000	497,484

		6,061,785

Russia - 2.3%

Russian Federal
4.375% due 03/21/29 ~	2,600,000	2,499,154
5.250% due 06/23/47 ~	3,200,000	3,075,478
7.050% due 01/19/28	RUB 212,910,000	2,978,109
7.400% due 12/07/22	21,907,000	328,298
7.500% due 08/18/21	560,367,000	8,485,793
7.700% due 03/23/33	26,531,000	380,282
7.750% due 09/16/26	287,003,000	4,240,781
8.500% due 09/17/31	278,281,000	4,260,791

		26,248,686

Saudi Arabia - 0.1%

Saudi Government 5.000% due 04/17/49 ~	$990,000	1,007,078

Senegal - 0.3%

Senegal Government
6.250% due 05/23/33 ~	2,160,000	2,021,924
6.750% due 03/13/48 ~	1,879,000	1,684,899

		3,706,823

Serbia - 0.3%

Serbia Government
4.875% due 02/25/20 ~	2,010,000	2,039,167
7.250% due 09/28/21 ~	850,000	926,866

		2,966,033

South Africa - 4.6%

Republic of South Africa Government
4.300% due 10/12/28	5,450,000	4,899,479
4.875% due 04/14/26	2,290,000	2,189,006
5.000% due 10/12/46	3,830,000	3,299,503
5.650% due 09/27/47	3,210,000	2,936,123
5.875% due 06/22/30	2,249,000	2,240,863
6.500% due 02/28/41	ZAR 74,946,000	3,694,236
7.000% due 02/28/31	125,459,010	7,289,553
8.000% due 01/31/30	47,225,537	3,019,295
8.250% due 03/31/32	49,217,000	3,136,791
8.500% due 01/31/37	3,917,000	246,621
8.750% due 01/31/44	61,253,538	3,863,141
8.750% due 02/28/48	78,514,689	4,936,994
8.875% due 02/28/35	90,560,000	5,963,342
9.000% due 01/31/40	32,570,000	2,123,342
10.500% due 12/21/26	31,438,882	2,410,175

		52,248,464

Sri Lanka - 0.2%

Sri Lanka Government
6.200% due 05/11/27 ~	$948,000	893,347
6.825% due 07/18/26 ~	996,000	982,698

		1,876,045

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	1,891,000	1,867,362

	Principal Amount	Value
Thailand - 2.4%

Thailand Government
1.875% due 06/17/22	THB 293,548,000	$8,968,745
2.000% due 12/17/22	294,814,000	9,019,139
2.125% due 12/17/26	36,222,000	1,077,794
2.400% due 12/17/23	74,900,000	2,322,785
2.875% due 12/17/28	34,032,000	1,058,965
2.875% due 06/17/46	4,297,000	123,621
3.400% due 06/17/36	61,152,000	1,931,927
3.775% due 06/25/32	91,184,000	3,018,520
4.875% due 06/22/29	16,755,000	609,023

		28,130,519

Turkey - 1.6%

Turkey Government
3.000% due 02/23/22 ^	TRY 4,712,836	757,477
3.250% due 03/23/23	$1,050,000	915,787
4.875% due 04/16/43	2,685,000	1,964,534
5.625% due 03/30/21	552,000	541,981
5.750% due 03/22/24	1,360,000	1,283,776
5.750% due 05/11/47	1,562,000	1,222,421
6.000% due 03/25/27	1,100,000	1,004,107
6.000% due 01/14/41	742,000	613,129
6.125% due 10/24/28	1,693,000	1,530,489
6.250% due 09/26/22	1,020,000	1,001,109
6.750% due 05/30/40	975,000	873,820
6.875% due 03/17/36	566,000	517,239
7.000% due 06/05/20	851,000	861,284
7.375% due 02/05/25	1,815,000	1,837,706
8.000% due 03/12/25	TRY 1,270,000	131,101
10.700% due 08/17/22	13,120,000	1,553,287
11.000% due 02/24/27	12,042,000	1,396,729

		18,005,976

Ukraine - 1.5%

Ukraine Government
7.375% due 09/25/32 ~	$7,220,000	6,298,439
7.750% due 09/01/22 ~	643,000	644,325
7.750% due 09/01/23 ~	2,209,000	2,174,484
7.750% due 09/01/24 ~	917,000	891,806
7.750% due 09/01/25 ~	4,143,000	3,954,266
7.750% due 09/01/26 ~	1,459,000	1,375,144
7.750% due 09/01/27 ~	1,686,000	1,571,774

		16,910,238

Uruguay - 1.0%

Uruguay Government
4.125% due 11/20/45	1,443,086	1,347,857
4.975% due 04/20/55	3,579,894	3,588,844
5.100% due 06/18/50	1,195,000	1,223,381
7.625% due 03/21/36	1,573,000	2,127,923
7.875% due 01/15/33	2,157,000	2,946,872
8.500% due 03/15/28 ~	UYU 6,087,000	160,283

		11,395,160

Venezuela - 1.3%

Venezuela Government
7.650% due 04/21/25 * Y ~	$1,166,000	316,802
7.750% due 10/13/19 * Y ~	2,303,000	614,210
8.250% due 10/13/24 * Y ~	6,378,000	1,732,903
9.000% due 05/07/23 * Y ~	2,323,000	638,128
9.250% due 09/15/27 * Y	3,397,000	939,950
9.250% due 05/07/28 * Y ~	3,850,000	1,034,495
11.750% due 10/21/26 * Y ~	11,749,400	3,271,621
11.950% due 08/05/31 * Y ~	19,757,100	5,481,607
12.750% due 08/23/22 * Y ~	2,724,000	753,731

		14,783,447

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Vietnam - 0.5%

Vietnam Government
4.800% due 11/19/24 ~	$2,396,000	$2,443,268
6.750% due 01/29/20 ~	2,795,000	2,905,095

		5,348,363

Zambia - 0.3%

Zambia Government
5.375% due 09/20/22 ~	200,000	141,368
8.500% due 04/14/24 ~	970,000	697,228
8.970% due 07/30/27 ~	3,888,000	2,787,385

		3,625,981

Total Foreign Government Bonds & Notes (Cost $859,264,583)		801,827,397

Principal Amount		Value

SHORT-TERM INVESTMENT - 7.3%

Repurchase Agreement - 7.3%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $83,650,673, collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $85,324,069)	$83,647,746	$83,647,746

Total Short-Term Investment (Cost $83,647,746)		83,647,746

TOTAL INVESTMENTS - 98.7% (Cost $1,193,726,472)		1,131,524,113

DERIVATIVES - 1.2%
(See Notes (b) through (c) in Notes to Schedule of Investments)		13,691,998

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,469,980

NET ASSETS - 100.0%		$1,146,686,091

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $47,455,660 or 4.1% of the Fund’s net assets were in default as of September 30, 2018.

(b)	As of September 30, 2018, $5,380,000 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

(c)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	31,629,581	USD	7,899,693	10/18	BNP	$-	($67,778)
BRL	22,024,711	USD	5,500,814	10/18	BSC	-	(47,195)
BRL	33,039,375	USD	7,890,000	10/18	BSC	290,999	-
BRL	32,804,500	USD	8,021,641	10/18	HSB	101,200	-
BRL	23,531,128	USD	5,877,052	10/18	JPM	-	(50,424)
BRL	4,674,638	USD	1,167,521	10/18	MER	-	(10,017)
BRL	16,016,182	USD	3,860,000	10/18	MSC	105,825	-
BRL	31,629,581	USD	7,788,504	11/18	BNP	25,031	-
BRL	30,959,142	USD	7,595,000	11/18	DUB	52,915	-
CLP	6,144,548,125	USD	9,167,561	10/18	BNP	179,776	-
CNH	38,990,580	USD	5,683,758	10/18	MER	-	(20,922)
CNY	30,834,000	USD	4,500,000	10/18	BNP	-	(19,146)
CNY	143,820,893	USD	21,171,926	10/18	HSB	-	(271,608)
CNY	17,307,705	USD	2,510,000	10/18	HSB	5,188	-
COP	35,619,702,772	USD	12,271,654	10/18	CSF	-	(246,424)
COP	16,535,880,000	USD	5,490,000	10/18	DUB	92,522	-
COP	35,619,702,773	USD	11,923,113	11/18	CSF	88,773	-
CZK	124,608,368	USD	5,745,000	10/18	DUB	-	(124,390)
CZK	398,928,447	USD	18,344,684	01/19	BNP	-	(233,087)
HUF	1,243,278,414	USD	4,484,900	10/18	BNP	-	(10,266)
HUF	17,400,521	USD	63,307	10/18	HSB	-	(681)
HUF	3,613,600,563	USD	13,053,736	10/18	MER	-	(48,171)
IDR	87,575,955,502	USD	5,893,000	10/18	GSC	-	(41,176)
ILS	11,980,830	USD	3,324,130	10/18	BNP	-	(23,129)
INR	441,271,517	USD	6,316,204	10/18	HSB	-	(260,381)
INR	115,245,200	USD	1,580,000	10/18	HSB	1,576	-
INR	247,670,280	USD	3,432,000	10/18	JPM	-	(33,078)
KRW	21,602,426,719	USD	19,257,582	10/18	BNP	220,123	-
KRW	2,552,428,500	USD	2,265,000	10/18	HSB	36,383	-
KRW	7,810,038,588	USD	6,983,000	10/18	MSC	58,877	-
MXN	661,254,831	USD	34,167,373	10/18	GSC	1,007,922	-
MXN	341,425,746	USD	17,992,854	10/18	JPM	169,208	-
MYR	13,114,316	USD	3,160,000	10/18	DUB	7,837	-
PEN	3,063,347	USD	931,448	10/18	HSB	-	(5,230)
PEN	4,367,115	USD	1,315,000	10/18	JPM	5,419	-
PHP	168,684,678	USD	3,127,845	10/18	HSB	-	(12,708)
PHP	36,498,250	USD	670,000	10/18	HSB	4,021	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
PLN	7,681,701	USD	2,107,000	10/18	JPM	$-	($22,171)
PLN	56,700,359	USD	15,587,265	11/18	BNP	-	(188,719)
PLN	13,845,232	USD	3,775,000	11/18	HSB	-	(14,945)
PLN	56,700,359	USD	15,491,901	11/18	JPM	-	(93,355)
RON	8,550,950	USD	2,125,410	10/18	HSB	6,328	-
RON	7,214,988	USD	1,815,000	10/18	MER	-	(16,315)
RON	5,248,897	USD	1,319,647	11/18	MER	-	(12,060)
RON	22,042,500	USD	5,548,643	01/19	HSB	-	(60,762)
RUB	163,936,028	USD	2,568,906	10/18	HSB	-	(74,075)
RUB	1,274,301,188	USD	18,840,260	10/18	HSB	552,463	-
RUB	104,807,125	USD	1,550,000	10/18	JPM	44,988	-
RUB	21,766,000	USD	326,319	10/18	MER	4,923	-
RUB	217,114,095	USD	3,296,310	10/18	MSC	7,802	-
SGD	3,018,822	USD	2,211,000	10/18	BNP	-	(1,266)
SGD	1,839,150	USD	1,340,000	10/18	BNP	6,231	-
SGD	22,835,071	USD	16,809,033	10/18	HSB	-	(94,095)
THB	190,156,870	USD	5,837,727	10/18	GSC	47,395	-
THB	297,229,781	USD	9,079,600	10/18	HSB	119,297	-
TRY	11,514,537	USD	2,273,645	10/18	BNP	-	(402,085)
TRY	20,237,429	USD	3,259,049	10/18	BNP	63,987	-
TRY	29,367,361	USD	5,320,000	10/18	HSB	-	(546,661)
TRY	1,195,045	USD	192,792	10/18	HSB	1,449	-
TRY	20,851,642	USD	3,487,000	10/18	MER	-	(97,796)
TRY	8,239,597	USD	1,446,000	10/18	SCB	-	(106,745)
TRY	16,990,838	USD	2,625,000	10/18	SCB	136,673	-
TRY	27,572,721	USD	4,182,000	11/18	SCB	215,062	-
TWD	482,104,239	USD	15,807,896	10/18	BNP	57,537	-
USD	4,575,644	ARS	155,349,889	10/18	BNP	922,629	-
USD	503,990	ARS	20,411,595	10/18	JPM	14,329	-
USD	7,809,773	BRL	31,629,581	10/18	BNP	-	(22,142)
USD	5,376,470	BRL	22,024,711	10/18	BSC	-	(77,148)
USD	8,251,798	BRL	33,039,375	10/18	BSC	70,799	-
USD	8,193,137	BRL	32,804,500	10/18	HSB	70,296	-
USD	5,651,902	BRL	23,531,128	10/18	JPM	-	(174,726)
USD	1,115,000	BRL	4,674,638	10/18	MER	-	(42,504)
USD	4,000,145	BRL	16,016,182	10/18	MSC	34,320	-
USD	32,158,769	BRL	122,026,449	11/18	MSC	2,014,267	-
USD	17,596,717	BRL	61,813,747	04/19	SCB	2,544,607	-
USD	12,639,498	CLP	7,596,970,152	03/19	BNP	1,082,608	-
USD	18,113,993	CLP	10,916,397,820	03/19	MSC	1,507,425	-
USD	5,668,306	CNH	38,990,580	10/18	MER	5,470	-
USD	985,000	COP	3,011,145,000	10/18	CSF	-	(31,564)
USD	5,865,000	COP	17,943,967,500	10/18	DUB	-	(192,893)
USD	956,620	CZK	21,264,228	10/18	BNP	-	(2,528)
USD	662,510	HUF	189,169,793	10/18	MSC	-	(18,323)
USD	1,638,900	IDR	24,608,085,300	10/18	BNP	-	(5,412)
USD	816,000	IDR	11,954,400,000	10/18	BRC	17,207	-
USD	2,504,996	IDR	37,314,829,108	10/18	CIT	11,620	-
USD	2,563,986	IDR	37,564,439,452	10/18	GSC	53,931	-
USD	1,120,000	IDR	16,904,160,000	10/18	HSB	-	(9,536)
USD	3,278,249	IDR	48,001,795,060	10/18	HSB	70,770	-
USD	219,122	IDR	3,247,393,989	10/18	MER	2,132	-
USD	769,000	IDR	11,271,233,000	10/18	SCB	15,856	-
USD	5,491,523	INR	403,215,050	10/18	ANZ	-	(42,029)
USD	5,634,893	MXN	106,929,567	10/18	BNP	-	(53,200)
USD	6,670,000	MXN	128,414,175	10/18	BSC	-	(160,962)
USD	6,490,000	MXN	125,577,204	10/18	CIT	-	(190,050)
USD	4,924,837	MXN	93,197,296	10/18	HSB	-	(32,771)
USD	905,000	MXN	17,481,885	10/18	JPM	-	(24,945)
USD	8,264,657	MYR	34,050,274	10/18	DUB	39,623	-
USD	5,798,000	MYR	24,032,710	11/18	DUB	-	(3,797)
USD	3,506,000	RUB	233,683,665	10/18	GSC	-	(50,273)
USD	2,819,871	RUB	192,632,452	10/18	HSB	-	(111,671)
USD	532,503	THB	17,423,492	10/18	BNP	-	(6,733)
USD	8,556,429	THB	280,170,094	10/18	DUB	-	(114,492)
USD	2,040,000	THB	66,611,100	10/18	JPM	-	(21,532)
USD	2,455,000	TRY	16,643,427	10/18	SCB	-	(250,205)
USD	1,349,391	ZAR	18,002,222	10/18	BNP	81,244	-
USD	8,271,050	ZAR	121,115,159	10/18	JPM	-	(260,777)
USD	7,025,410	ZAR	104,284,420	10/18	MER	-	(320,794)
USD	1,554,595	ZAR	22,565,252	11/18	MER	-	(28,738)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,393,138	ZAR	18,737,006	11/18	MER	$78,421	$-
ZAR	8,447,800	USD	626,510	10/18	HSB	-	(31,414)
ZAR	164,570,236	USD	11,088,120	10/18	MER	504,853	-

Total Forward Foreign Currency Contracts						$12,860,137	($5,538,020)

(d)	Swap agreements outstanding as of September 30, 2018 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.935%	28-Day MXN TIIE	L/L	CME	12/16/20	MXN 588,000,000	$57,408	$-	$57,408
2.400%	6-Month PLN-WIBOR	A/S	CME	03/26/23	PLN 4,610,000	2,513	-	2,513
2.390%	6-Month PLN-WIBOR	A/S	CME	03/28/23	11,000,000	4,428	-	4,428
8.156%	28-Day MXN TIIE	L/L	CME	12/13/23	MXN 733,000,000	393,694	-	393,694

						$458,043	$-	$458,043

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.069%	6-Month CZK-PRIBOR	A/S	CME	09/19/23	CZK 259,000,000	$188,267	$-	$188,267
8.255%	28-Day MXN TIIE	L/L	CME	12/06/28	MXN 155,000,000	(6,645)	-	(6,645)

						$181,622	$-	$181,622

Total Interest Rate Swaps						$639,665	$-	$639,665

Total Return Swaps

Receive Total Return	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	S	SCB	06/15/21	IDR 2,295,000,000	$178,991	$290,388	($111,397)
Indonesia Treasury 8.375% due 03/15/24	S	SCB	03/15/24	4,364,000,000	296,723	379,954	(83,231)
Indonesia Treasury 11.000% due 09/15/25	S	SCB	09/15/25	8,000,000,000	622,499	966,375	(343,876)
Indonesia Treasury 7.000% due 05/15/27	S	SCB	05/15/27	34,179,000,000	2,188,016	2,788,717	(600,701)
Indonesia Treasury 9.000% due 03/15/29	S	SCB	03/15/29	3,534,000,000	250,286	311,876	(61,590)
Indonesia Treasury 10.500% due 08/15/30	S	SCB	08/15/30	2,589,000,000	213,266	308,969	(95,703)
Indonesia Treasury 6.625% due 05/15/33	S	SCB	05/15/33	13,600,000,000	805,900	1,147,409	(341,509)
Indonesia Treasury 8.375% due 03/15/34	S	SCB	03/15/34	6,627,000,000	439,876	546,733	(106,857)
Indonesia Treasury 8.250% due 05/15/36	S	SCB	05/15/36	10,824,000,000	734,659	805,182	(70,523)

					$5,730,216	$7,545,603	($1,815,387)

Total Swap Agreements					$6,369,881	$7,545,603	($1,175,722)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$243,996,613	$-	$243,996,613	$-
	Senior Loan Notes	2,052,357	-	2,052,357	-
	Foreign Government Bonds & Notes	801,827,397	-	801,827,397	-
	Short-Term Investment	83,647,746	-	83,647,746	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	12,860,137	-	12,860,137	-
	Interest Rate Contracts
	Swaps	6,376,526	-	6,376,526	-

	Total Asset - Derivatives	19,236,663	-	19,236,663	-

	Total Assets	1,150,760,776	-	1,150,760,776	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,538,020)	-	(5,538,020)	-
	Interest Rate Contracts
	Swaps	(6,645)	-	(6,645)	-

	Total Liabilities - Derivatives	(5,544,665)	-	(5,544,665)	-

	Total Liabilities	(5,544,665)	-	(5,544,665)	-

	Total	$1,145,216,111	$-	$1,145,216,111	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Basic Materials - 2.0%

CF Industries Holdings Inc	125,932	$6,855,738
International Paper Co	194,451	9,557,267

		16,413,005

Communications - 6.8%

CBS Corp ‘B’	112,297	6,451,463
Charter Communications Inc ‘A’ *	19,164	6,245,164
Cisco Systems Inc	437,363	21,277,710
Comcast Corp ‘A’	195,552	6,924,496
eBay Inc *	292,487	9,657,921
Vodafone Group PLC (United Kingdom)	2,258,732	4,839,609

		55,396,363

Consumer, Cyclical - 4.9%

Advance Auto Parts Inc	58,471	9,842,423
Carnival Corp	230,317	14,687,315
General Motors Co	379,959	12,793,220
The Gap Inc	99,080	2,858,458

		40,181,416

Consumer, Non-Cyclical - 19.8%

Allergan PLC	73,115	13,926,945
Anthem Inc	50,596	13,865,834
Archer-Daniels-Midland Co	138,429	6,958,826
Biogen Inc *	19,401	6,854,567
Bunge Ltd	47,722	3,278,979
Cardinal Health Inc	122,100	6,593,400
CVS Health Corp	80,707	6,353,255
Danone SA (France)	121,181	9,417,606
Gilead Sciences Inc	72,224	5,576,415
Kimberly-Clark Corp	96,390	10,953,760
McKesson Corp	46,557	6,175,786
Medtronic PLC	85,470	8,407,684
Merck & Co Inc	131,250	9,310,875
Mylan NV *	221,015	8,089,149
Novartis AG (Switzerland)	102,713	8,841,376
Pfizer Inc	394,750	17,396,633
Reckitt Benckiser Group PLC (United Kingdom)	66,580	6,082,083
Sanofi ADR (France)	241,538	10,789,502
Shire PLC	39,654	2,395,732

		161,268,407

Energy - 19.4%

Anadarko Petroleum Corp	72,400	4,880,484
BP PLC ADR (United Kingdom)	366,681	16,903,994
Canadian Natural Resources Ltd (TSE) (Canada)	254,232	8,306,113
Chevron Corp	129,479	15,832,692
Devon Energy Corp	343,630	13,724,582
Encana Corp (NYSE) (Canada)	205,878	2,699,061
Exxon Mobil Corp	25,379	2,157,723
Halliburton Co	160,544	6,506,848
Hess Corp	195,968	14,027,389
Marathon Oil Corp	820,615	19,103,917
Noble Energy Inc	215,138	6,710,154
Occidental Petroleum Corp	101,569	8,345,925
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	279,048	19,014,331
Suncor Energy Inc (NYSE) (Canada)	511,797	19,801,426

		158,014,639

Financial - 29.9%

Aflac Inc	97,049	4,568,096
Ally Financial Inc	243,673	6,445,151
American International Group Inc	295,182	15,715,490

	Shares	Value
Bank of America Corp	1,227,684	$36,167,571
Citigroup Inc	594,404	42,642,543
Citizens Financial Group Inc	250,483	9,661,129
Fifth Third Bancorp	425,982	11,893,417
JPMorgan Chase & Co	258,677	29,189,113
KeyCorp	159,600	3,174,444
MetLife Inc	246,957	11,537,831
Morgan Stanley	296,684	13,816,574
State Street Corp	99,893	8,369,035
The Allstate Corp	83,469	8,238,390
The Bank of New York Mellon Corp	205,190	10,462,638
The Goldman Sachs Group Inc	36,858	8,265,038
The PNC Financial Services Group Inc	85,841	11,690,686
Wells Fargo & Co	221,175	11,624,958

		243,462,104

Industrial - 6.7%

Arconic Inc	226,646	4,988,478
Caterpillar Inc	29,378	4,479,851
Eaton Corp PLC	126,550	10,975,681
Emerson Electric Co	66,526	5,094,561
General Electric Co	271,114	3,060,877
Ingersoll-Rand PLC	49,025	5,015,258
Johnson Controls International PLC	382,256	13,378,960
Textron Inc	108,750	7,772,363

		54,766,029

Technology - 6.2%

Cognizant Technology Solutions Corp ‘A’	89,862	6,932,853
Intel Corp	272,110	12,868,082
Microsoft Corp	102,646	11,739,623
NetApp Inc	42,938	3,687,945
QUALCOMM Inc	204,627	14,739,283

		49,967,786

Total Common Stocks (Cost $591,502,164)		779,469,749

CLOSED-END MUTUAL FUND - 0.4%

Altaba Inc *	50,998	3,473,984

Total Closed-End Mutual Fund (Cost $1,518,401)		3,473,984

	Principal Amount

SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $29,671,479; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $30,264,943)	$29,670,440	29,670,440

Total Short-Term Investment (Cost $29,670,440)		29,670,440

TOTAL INVESTMENTS - 99.7% (Cost $622,691,005)		812,614,173

DERIVATIVES - 0.1%
(See Notes (a) in Notes to Schedule of Investments)		492,094

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,826,598

NET ASSETS - 100.0%		$814,932,865

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	37,739	USD	29,171	10/18	GSC	$63	$-
CHF	23,050	USD	24,029	10/18	GSC	-	(492)
EUR	116,080	USD	136,993	10/18	GSC	-	(1,966)
GBP	109,543	USD	143,627	10/18	BRC	-	(697)
GBP	57,768	USD	75,923	10/18	GSC	-	(549)
USD	4,734,648	CAD	6,119,671	10/18	BRC	-	(5,840)
USD	4,734,459	CAD	6,119,671	10/18	JPM	-	(6,029)
USD	4,734,037	CAD	6,118,932	10/18	RBC	-	(5,879)
USD	2,192,912	CHF	2,099,577	10/18	GSC	48,976	-
USD	2,223,230	CHF	2,128,543	10/18	JPM	49,716	-
USD	6,547,610	EUR	5,541,962	10/18	BRC	101,051	-
USD	6,546,643	EUR	5,541,962	10/18	GSC	100,084	-
USD	6,546,116	EUR	5,541,972	10/18	JPM	99,546	-
USD	5,128,407	GBP	3,901,620	10/18	BRC	37,633	-
USD	5,128,554	GBP	3,901,332	10/18	GSC	38,156	-
USD	5,128,718	GBP	3,901,332	10/18	JPM	38,321	-

Total Forward Foreign Currency Contracts						$513,546	($21,452)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$16,413,005	$16,413,005	$-	$-
	Communications	55,396,363	50,556,754	4,839,609	-
	Consumer, Cyclical	40,181,416	40,181,416	-	-
	Consumer, Non-Cyclical	161,268,407	134,531,610	26,736,797	-
	Energy	158,014,639	158,014,639	-	-
	Financial	243,462,104	243,462,104	-	-
	Industrial	54,766,029	54,766,029	-	-
	Technology	49,967,786	49,967,786	-	-

	Total Common Stocks	779,469,749	747,893,343	31,576,406	-

	Closed-End Mutual Fund	3,473,984	3,473,984	-	-
	Short-Term Investment	29,670,440	-	29,670,440	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	513,546	-	513,546	-

	Total Assets	813,127,719	751,367,327	61,760,392	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(21,452)	-	(21,452)	-

	Total Liabilities	(21,452)	-	(21,452)	-

	Total	$813,106,267	$751,367,327	$61,738,940	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/09/19 *	11,435	$-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.3%

Communications - 16.6%

Cargurus Inc *	31,874	1,775,063
Etsy Inc *	48,959	2,515,514
Eventbrite Inc ‘A’ *	42,038	1,596,183
Mimecast Ltd *	72,165	3,022,270
Okta Inc *	46,373	3,262,804
Proofpoint Inc *	9,037	960,904
RingCentral Inc ‘A’ *	36,092	3,358,361
Stamps.com Inc *	8,306	1,878,817
Stitch Fix Inc ‘A’ *	41,064	1,797,371
The Trade Desk Inc ‘A’ *	33,048	4,987,274
Twilio Inc ‘A’ *	37,272	3,215,828
World Wrestling Entertainment Inc ‘A’	55,008	5,320,924
Zendesk Inc *	28,901	2,051,971
Zscaler Inc *	59,744	2,436,360

		38,179,644

Consumer, Cyclical - 9.2%

At Home Group Inc *	90,410	2,850,627
Canada Goose Holdings Inc * (Canada)	29,771	1,921,420
iRobot Corp *	26,786	2,944,317
Live Nation Entertainment Inc *	10,784	587,404
Malibu Boats Inc ‘A’ *	25,173	1,377,467
Planet Fitness Inc ‘A’ *	88,317	4,771,768
Roku Inc *	64,494	4,709,997
SiteOne Landscape Supply Inc *	14,031	1,057,096
Sonos Inc *	55,262	886,402

		21,106,498

Consumer, Non-Cyclical - 32.7%

Agios Pharmaceuticals Inc *	20,032	1,544,868
Amarin Corp PLC ADR * (Ireland)	81,781	1,330,577
Amicus Therapeutics Inc *	111,390	1,346,705
AnaptysBio Inc *	10,400	1,037,608
Audentes Therapeutics Inc *	39,540	1,565,389
Blueprint Medicines Corp *	23,791	1,857,125
Calavo Growers Inc	21,801	2,105,977
Chegg Inc *	101,483	2,885,162
Denali Therapeutics Inc *	38,745	842,316
FibroGen Inc *	38,566	2,342,885
Glaukos Corp *	53,639	3,481,171
Grand Canyon Education Inc *	33,556	3,785,117
GW Pharmaceuticals PLC ADR * (United Kingdom)	19,266	3,328,009
HealthEquity Inc *	33,864	3,197,100
Immunomedics Inc *	84,321	1,756,406
Inogen Inc *	14,090	3,439,651
Insperity Inc	40,517	4,778,980
Insulet Corp *	44,015	4,663,389
iRhythm Technologies Inc *	34,704	3,285,081
Loxo Oncology Inc *	17,604	3,007,291
Myovant Sciences Ltd *	69,902	1,855,898
Paylocity Holding Corp *	27,604	2,217,153
Penumbra Inc *	26,281	3,934,266
Sage Therapeutics Inc *	11,887	1,679,039
Sarepta Therapeutics Inc *	15,000	2,422,650
Spark Therapeutics Inc *	2,604	142,048

	Shares	Value
Tandem Diabetes Care Inc *	66,141	$2,833,480
Teladoc Health Inc *	44,729	3,862,349
Ultragenyx Pharmaceutical Inc *	21,096	1,610,469
Weight Watchers International Inc *	45,167	3,251,572

		75,389,731

Financial - 9.0%

Air Lease Corp	56,308	2,583,411
Cadence BanCorp	76,413	1,995,908
CenterState Bank Corp	103,394	2,900,202
Evercore Inc ‘A’	24,594	2,472,927
Hamilton Lane Inc ‘A’	61,467	2,721,759
Moelis & Co ‘A’	37,664	2,063,987
Webster Financial Corp	30,825	1,817,442
Western Alliance Bancorp *	41,592	2,366,169
Wintrust Financial Corp	22,977	1,951,666

		20,873,471

Industrial - 12.3%

Aerovironment Inc *	47,001	5,272,102
Atlas Air Worldwide Holdings Inc *	18,528	1,181,160
Axon Enterprise Inc *	47,596	3,256,994
Cactus Inc ‘A’ *	76,817	2,940,555
Chart Industries Inc *	16,932	1,326,284
Curtiss-Wright Corp	13,670	1,878,531
Generac Holdings Inc *	48,186	2,718,172
NV5 Global Inc *	13,032	1,129,874
Proto Labs Inc *	12,607	2,039,182
RBC Bearings Inc *	18,693	2,810,680
Trex Co Inc *	40,574	3,123,387
XPO Logistics Inc *	5,076	579,527

		28,256,448

Technology - 17.5%

2U Inc *	13,825	1,039,502
Alteryx Inc ‘A’ *	33,405	1,911,100
Appian Corp *	32,465	1,074,592
Aspen Technology Inc *	12,199	1,389,588
Carbon Black Inc *	45,150	956,277
Cision Ltd *	99,456	1,670,861
Coupa Software Inc *	44,795	3,543,284
EPAM Systems Inc *	20,602	2,836,895
Everbridge Inc *	67,778	3,906,724
Five9 Inc *	73,650	3,217,769
HubSpot Inc *	18,960	2,862,012
Lumentum Holdings Inc *	25,304	1,516,975
Monolithic Power Systems Inc	18,245	2,290,295
New Relic Inc *	21,983	2,071,458
Paycom Software Inc *	14,893	2,314,521
Semtech Corp *	39,649	2,204,484
SendGrid Inc *	32,154	1,182,946
Talend SA ADR *	30,064	2,096,663
Yext Inc *	48,457	1,148,431
Zuora Inc ‘A’ *	45,376	1,048,639

		40,283,016

Total Common Stocks (Cost $162,044,885)		224,088,808

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $4,246,425; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $4,332,051)	$4,246,276	$4,246,276

Total Short-Term Investment (Cost $4,246,276)		4,246,276

TOTAL INVESTMENTS - 99.1% (Cost $166,291,161)		228,335,084

OTHER ASSETS & LIABILITIES, NET - 0.9%		2,168,430

NET ASSETS - 100.0%		$230,503,514

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$224,088,808	$224,088,808	$-	$-
	Short-Term Investment	4,246,276	-	4,246,276	-

	Total	$228,335,084	$224,088,808	$4,246,276	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Basic Materials - 2.8%

Air Products & Chemicals Inc	61,800	$10,323,690
PPG Industries Inc	19,400	2,117,122
Praxair Inc	23,600	3,793,228
RPM International Inc	126,714	8,228,807
The Sherwin-Williams Co	8,700	3,960,327

		28,423,174

Communications - 4.4%

AT&T Inc	226,383	7,601,941
Cisco Systems Inc	168,600	8,202,390
Comcast Corp ‘A’	288,091	10,201,303
Omnicom Group Inc	41,200	2,802,424
The Walt Disney Co	73,200	8,560,008
Twenty-First Century Fox Inc ‘A’	149,734	6,937,176

		44,305,242

Consumer, Cyclical - 8.6%

Alaska Air Group Inc	48,400	3,332,824
Carnival Corp	43,400	2,767,618
Costco Wholesale Corp	16,900	3,969,472
Dollar General Corp	119,547	13,066,487
Hilton Worldwide Holdings Inc	71,000	5,735,380
Marriott International Inc ‘A’	61,278	8,090,535
McDonald’s Corp	38,000	6,357,020
MGM Resorts International	160,100	4,468,391
NIKE Inc ‘B’	53,400	4,524,048
PACCAR Inc	26,100	1,779,759
Ross Stores Inc	97,173	9,629,844
The Home Depot Inc	57,300	11,869,695
Tractor Supply Co	40,700	3,698,816
Yum! Brands Inc	77,843	7,076,707

		86,366,596

Consumer, Non-Cyclical - 26.3%

Automatic Data Processing Inc	51,000	7,683,660
Becton Dickinson & Co	91,056	23,765,616
Cigna Corp	34,300	7,142,975
Colgate-Palmolive Co	28,396	1,901,112
CVS Health Corp	89,394	7,037,096
Danaher Corp	199,458	21,673,106
Diageo PLC (United Kingdom)	128,842	4,564,624
Ecolab Inc	11,400	1,787,292
Equifax Inc	47,403	6,189,410
Johnson & Johnson	84,110	11,621,479
Keurig Dr Pepper Inc	83,568	1,936,271
Kimberly-Clark Corp	33,100	3,761,484
McCormick & Co Inc	36,600	4,822,050
Medtronic PLC	117,479	11,556,409
Merck & Co Inc	88,600	6,285,284
Mondelez International Inc ‘A’	239,839	10,303,483
Nestle SA (Switzerland)	63,473	5,283,274
PepsiCo Inc	120,443	13,465,527
Pfizer Inc	479,808	21,145,139
Philip Morris International Inc	96,098	7,835,831
S&P Global Inc	21,400	4,181,346
Stryker Corp	71,681	12,736,280
The Coca-Cola Co	93,700	4,328,003
Thermo Fisher Scientific Inc	86,119	21,019,925
Tyson Foods Inc ‘A’	58,700	3,494,411
UnitedHealth Group Inc	111,826	29,750,189
Zoetis Inc	102,900	9,421,524

		264,692,800

	Shares	Value
Energy - 4.3%

Canadian Natural Resources Ltd (NYSE) (Canada)	134,000	$4,376,440
Exxon Mobil Corp	181,646	15,443,543
Occidental Petroleum Corp	144,683	11,888,602
Schlumberger Ltd	50,400	3,070,368
TransCanada Corp (NYSE) (Canada)	218,841	8,854,307

		43,633,260

Financial - 21.1%

American Express Co	41,700	4,440,633
American International Group Inc	109,500	5,829,780
American Tower Corp REIT	74,032	10,756,850
Aon PLC	61,507	9,458,546
Chubb Ltd	101,875	13,614,575
Crown Castle International Corp REIT	94,181	10,485,171
Equity Residential REIT	55,907	3,704,398
First Republic Bank	51,300	4,924,800
JPMorgan Chase & Co	271,229	30,605,480
Marsh & McLennan Cos Inc	158,600	13,119,392
Morgan Stanley	40,800	1,900,056
State Street Corp	122,100	10,229,538
TD Ameritrade Holding Corp	155,666	8,223,835
The Bank of New York Mellon Corp	211,300	10,774,187
The Progressive Corp	113,800	8,084,352
US Bancorp	283,073	14,949,085
Visa Inc ‘A’	191,069	28,677,546
Wells Fargo & Co	316,427	16,631,403
Willis Towers Watson PLC	42,917	6,048,722

		212,458,349

Industrial - 13.2%

Agilent Technologies Inc	147,133	10,378,762
Ball Corp	261,900	11,520,981
CH Robinson Worldwide Inc	35,700	3,495,744
Fortive Corp	102,200	8,605,240
Honeywell International Inc	93,000	15,475,200
Hubbell Inc	36,700	4,902,019
Illinois Tool Works Inc	69,349	9,786,531
Northrop Grumman Corp	23,000	7,299,510
Roper Technologies Inc	51,819	15,349,306
Stanley Black & Decker Inc	61,200	8,962,128
TE Connectivity Ltd	83,100	7,306,983
The Boeing Co	5,900	2,194,210
Union Pacific Corp	58,054	9,452,933
United Parcel Service Inc ‘B’	21,000	2,451,750
United Technologies Corp	36,500	5,103,065
Waste Connections Inc	129,564	10,335,320

		132,619,682

Technology - 10.9%

Accenture PLC ‘A’	95,849	16,313,500
Apple Inc	109,050	24,616,947
Fidelity National Information Services Inc	114,029	12,437,143
Microchip Technology Inc	67,300	5,310,643
Microsoft Corp	347,986	39,799,159
Texas Instruments Inc	107,900	11,576,591

		110,053,983

Utilities - 4.8%

American Water Works Co Inc	69,600	6,122,712
Atmos Energy Corp	119,914	11,261,124
DTE Energy Co	78,612	8,578,928
NextEra Energy Inc	67,644	11,337,134
Sempra Energy	64,800	7,371,000
The Southern Co	92,300	4,024,280

		48,695,178

Total Common Stocks (Cost $715,746,657)		971,248,264

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $35,709,287; collateralized by U.S. Treasury Notes: 2.625% - 2.875% due 03/31/25 - 04/30/25 and value $36,424,664)	$35,708,037	$35,708,037

Total Short-Term Investment (Cost $35,708,037)		35,708,037

TOTAL INVESTMENTS - 99.9% (Cost $751,454,694)		1,006,956,301

OTHER ASSETS & LIABILITIES, NET - 0.1%		928,584

NET ASSETS - 100.0%		$1,007,884,885

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$28,423,174	$28,423,174	$-	$-
	Communications	44,305,242	44,305,242	-	-
	Consumer, Cyclical	86,366,596	86,366,596	-	-
	Consumer, Non-Cyclical	264,692,800	254,844,902	9,847,898	-
	Energy	43,633,260	43,633,260	-	-
	Financial	212,458,349	212,458,349	-	-
	Industrial	132,619,682	132,619,682	-	-
	Technology	110,053,983	110,053,983	-	-
	Utilities	48,695,178	48,695,178	-	-

	Total Common Stocks	971,248,264	961,400,366	9,847,898	-

	Short-Term Investment	35,708,037	-	35,708,037	-

	Total	$1,006,956,301	$961,400,366	$45,555,935	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Basic Materials - 1.9%

Air Products & Chemicals Inc	25,417	$4,245,910
Albemarle Corp	12,695	1,266,707
CF Industries Holdings Inc	26,769	1,457,304
DowDuPont Inc	267,220	17,184,918
Eastman Chemical Co	16,390	1,568,851
FMC Corp	15,414	1,343,793
Freeport-McMoRan Inc	167,960	2,338,003
International Flavors & Fragrances Inc	9,057	1,260,010
International Paper Co	47,269	2,323,271
LyondellBasell Industries NV ‘A’	37,005	3,793,383
Newmont Mining Corp	62,607	1,890,732
Nucor Corp	36,858	2,338,640
PPG Industries Inc	28,053	3,061,424
Praxair Inc	33,210	5,337,843
The Mosaic Co	40,231	1,306,703
The Sherwin-Williams Co	9,535	4,340,427

		55,057,919

Communications - 14.7%

Alphabet Inc ‘A’ *	34,648	41,822,908
Alphabet Inc ‘C’ *	35,690	42,594,944
Amazon.com Inc *	47,490	95,122,470
Arista Networks Inc *	5,984	1,590,906
AT&T Inc	841,767	28,266,536
Booking Holdings Inc *	5,503	10,917,952
CBS Corp ‘B’	39,566	2,273,067
CenturyLink Inc	110,177	2,335,752
Charter Communications Inc ‘A’ *	20,695	6,744,087
Cisco Systems Inc	529,881	25,778,711
Comcast Corp ‘A’	529,992	18,767,017
Discovery Inc ‘A’ *	17,361	555,552
Discovery Inc ‘C’ *	41,690	1,233,190
DISH Network Corp ‘A’ *	26,151	935,160
eBay Inc *	107,820	3,560,216
Expedia Group Inc	13,978	1,823,849
F5 Networks Inc *	7,084	1,412,691
Facebook Inc ‘A’ *	279,547	45,974,300
Juniper Networks Inc	39,395	1,180,668
Motorola Solutions Inc	18,612	2,422,166
Netflix Inc *	50,476	18,884,586
News Corp ‘A’	44,432	586,058
News Corp ‘B’	14,346	195,106
Omnicom Group Inc	26,401	1,795,796
Symantec Corp	71,122	1,513,476
The Interpublic Group of Cos Inc	44,109	1,008,773
The Walt Disney Co	172,392	20,159,520
TripAdvisor Inc *	12,351	630,766
Twenty-First Century Fox Inc ‘A’	122,517	5,676,213
Twenty-First Century Fox Inc ‘B’	56,461	2,587,043
Twitter Inc *	83,453	2,375,072
VeriSign Inc *	12,436	1,991,252
Verizon Communications Inc	478,949	25,571,087
Viacom Inc ‘B’	40,483	1,366,706

		419,653,596

Consumer, Cyclical - 8.3%

Advance Auto Parts Inc	8,481	1,427,607
Alaska Air Group Inc	14,103	971,133
American Airlines Group Inc	46,906	1,938,625
Aptiv PLC	30,750	2,579,925
AutoZone Inc *	3,049	2,365,109
Best Buy Co Inc	28,431	2,256,284
BorgWarner Inc	24,211	1,035,747
CarMax Inc *	20,743	1,548,880
Carnival Corp	46,744	2,980,865
Chipotle Mexican Grill Inc *	2,816	1,279,928

	Shares	Value
Copart Inc *	23,543	$1,213,171
Costco Wholesale Corp	50,833	11,939,655
Darden Restaurants Inc	14,172	1,575,785
Delta Air Lines Inc	72,923	4,217,137
Dollar General Corp	30,779	3,364,145
Dollar Tree Inc *	27,837	2,270,107
DR Horton Inc	39,774	1,677,667
Fastenal Co	33,359	1,935,489
Foot Locker Inc	13,904	708,826
Ford Motor Co	456,514	4,222,754
General Motors Co	152,094	5,121,005
Genuine Parts Co	16,832	1,673,101
Hanesbrands Inc	41,382	762,670
Harley-Davidson Inc	19,309	874,698
Hasbro Inc	13,537	1,423,009
Hilton Worldwide Holdings Inc	34,564	2,792,080
Kohl’s Corp	19,275	1,436,951
L Brands Inc	26,187	793,466
Leggett & Platt Inc	15,164	664,032
Lennar Corp ‘A’	33,815	1,578,822
LKQ Corp *	37,313	1,181,703
Lowe’s Cos Inc	94,006	10,793,769
Macy’s Inc	35,582	1,235,763
Marriott International Inc ‘A’	33,260	4,391,318
Mattel Inc *	38,589	605,847
McDonald’s Corp	89,926	15,043,721
MGM Resorts International	58,410	1,630,223
Michael Kors Holdings Ltd *	17,450	1,196,372
Mohawk Industries Inc *	7,229	1,267,605
Newell Brands Inc	50,388	1,022,876
NIKE Inc ‘B’	148,534	12,583,800
Nordstrom Inc	13,386	800,617
Norwegian Cruise Line Holdings Ltd *	23,650	1,358,219
O’Reilly Automotive Inc *	9,296	3,228,687
PACCAR Inc	40,428	2,756,785
PulteGroup Inc	30,355	751,893
PVH Corp	8,830	1,275,052
Ralph Lauren Corp	6,358	874,543
Ross Stores Inc	43,834	4,343,949
Royal Caribbean Cruises Ltd	20,057	2,606,207
Southwest Airlines Co	59,779	3,733,199
Starbucks Corp	156,379	8,888,582
Tapestry Inc	33,892	1,703,751
Target Corp	61,210	5,399,334
The Gap Inc	24,994	721,077
The Goodyear Tire & Rubber Co	27,573	644,932
The Home Depot Inc	132,622	27,472,647
The TJX Cos Inc	72,811	8,156,288
Tiffany & Co	12,628	1,628,633
Tractor Supply Co	14,349	1,304,037
Ulta Beauty Inc *	6,642	1,873,841
Under Armour Inc ‘A’ *	22,508	477,620
Under Armour Inc ‘C’ *	23,137	450,246
United Continental Holdings Inc *	26,593	2,368,373
VF Corp	37,491	3,503,534
Walgreens Boots Alliance Inc	98,119	7,152,875
Walmart Inc	166,305	15,617,703
Whirlpool Corp	7,702	914,613
WW Grainger Inc	5,270	1,883,551
Wynn Resorts Ltd	11,334	1,440,098
Yum! Brands Inc	36,993	3,363,034

		236,275,590

Consumer, Non-Cyclical - 22.1%

Abbott Laboratories	203,350	14,917,756
AbbVie Inc	175,525	16,601,155
ABIOMED Inc *	5,202	2,339,600
Aetna Inc	37,915	7,691,058
Alexion Pharmaceuticals Inc *	26,008	3,615,372
Align Technology Inc *	8,430	3,297,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Allergan PLC	36,986	$7,045,093
Altria Group Inc	218,153	13,156,807
AmerisourceBergen Corp	18,642	1,719,165
Amgen Inc	75,028	15,552,554
Anthem Inc	30,132	8,257,675
Archer-Daniels-Midland Co	65,379	3,286,602
Automatic Data Processing Inc	50,780	7,650,515
Avery Dennison Corp	10,094	1,093,685
Baxter International Inc	57,594	4,439,921
Becton Dickinson & Co	31,014	8,094,654
Biogen Inc *	23,350	8,249,789
Boston Scientific Corp *	160,813	6,191,301
Bristol-Myers Squibb Co	189,434	11,760,063
Brown-Forman Corp ‘B’	19,536	987,545
Campbell Soup Co	22,057	807,948
Cardinal Health Inc	36,092	1,948,968
Celgene Corp *	81,420	7,286,276
Centene Corp *	23,792	3,444,606
Church & Dwight Co Inc	28,917	1,716,802
Cigna Corp	28,120	5,855,990
Cintas Corp	10,003	1,978,693
Colgate-Palmolive Co	100,583	6,734,032
Conagra Brands Inc	45,962	1,561,329
Constellation Brands Inc ‘A’	19,489	4,202,218
Coty Inc ‘A’	54,212	680,903
CVS Health Corp	118,008	9,289,590
Danaher Corp	71,378	7,755,934
DaVita Inc *	14,615	1,046,872
DENTSPLY SIRONA Inc	26,347	994,336
Ecolab Inc	29,469	4,620,150
Edwards Lifesciences Corp *	24,209	4,214,787
Eli Lilly & Co	110,796	11,889,519
Envision Healthcare Corp *	13,830	632,446
Equifax Inc	13,798	1,801,605
Express Scripts Holding Co *	65,170	6,191,802
FleetCor Technologies Inc *	10,199	2,323,740
Gartner Inc *	10,444	1,655,374
General Mills Inc	69,296	2,974,184
Gilead Sciences Inc	149,963	11,578,643
Global Payments Inc	18,346	2,337,280
H&R Block Inc	24,011	618,283
HCA Healthcare Inc	31,287	4,352,647
Henry Schein Inc *	17,620	1,498,229
Hologic Inc *	31,703	1,299,189
Hormel Foods Corp	30,984	1,220,770
Humana Inc	15,898	5,381,791
IDEXX Laboratories Inc *	10,087	2,518,320
IHS Markit Ltd *	41,529	2,240,905
Illumina Inc *	17,046	6,256,905
Incyte Corp *	20,151	1,392,031
Intuitive Surgical Inc *	13,185	7,568,190
IQVIA Holdings Inc *	18,862	2,447,156
Johnson & Johnson	310,969	42,966,587
Kellogg Co	29,334	2,053,967
Kimberly-Clark Corp	40,448	4,596,511
Laboratory Corp of America Holdings *	11,654	2,024,067
McCormick & Co Inc	14,058	1,852,142
McKesson Corp	23,366	3,099,500
Medtronic PLC	156,657	15,410,349
Merck & Co Inc	308,276	21,869,099
Molson Coors Brewing Co ‘B’	22,060	1,356,690
Mondelez International Inc ‘A’	169,809	7,294,995
Monster Beverage Corp *	46,112	2,687,407
Moody’s Corp	19,447	3,251,538
Mylan NV *	60,372	2,209,615
Nektar Therapeutics *	19,992	1,218,712
Nielsen Holdings PLC	41,291	1,142,109
PayPal Holdings Inc *	137,204	12,051,999
PepsiCo Inc	164,054	18,341,237
Perrigo Co PLC	14,249	1,008,829

	Shares	Value
Pfizer Inc	679,500	$29,945,565
Philip Morris International Inc	180,189	14,692,611
Quanta Services Inc *	17,639	588,790
Quest Diagnostics Inc	16,055	1,732,495
Regeneron Pharmaceuticals Inc *	8,982	3,629,087
ResMed Inc	16,395	1,890,999
Robert Half International Inc	14,254	1,003,197
Rollins Inc	11,377	690,470
S&P Global Inc	29,155	5,696,595
Stryker Corp	35,981	6,393,104
Sysco Corp	55,159	4,040,397
The Clorox Co	14,847	2,233,137
The Coca-Cola Co	443,676	20,493,394
The Cooper Cos Inc	5,621	1,557,860
The Estee Lauder Cos Inc ‘A’	25,981	3,775,559
The Hershey Co	16,131	1,645,362
The JM Smucker Co	13,023	1,336,290
The Kraft Heinz Co	72,077	3,972,163
The Kroger Co	92,346	2,688,192
The Procter & Gamble Co	288,528	24,014,185
The Western Union Co	52,806	1,006,482
Thermo Fisher Scientific Inc	46,690	11,396,095
Total System Services Inc	19,591	1,934,415
Tyson Foods Inc ‘A’	34,019	2,025,151
United Rentals Inc *	9,692	1,585,611
UnitedHealth Group Inc	111,564	29,680,487
Universal Health Services Inc ‘B’	9,979	1,275,715
Varian Medical Systems Inc *	10,470	1,171,907
Verisk Analytics Inc *	19,092	2,301,541
Vertex Pharmaceuticals Inc *	29,623	5,709,537
WellCare Health Plans Inc *	5,873	1,882,238
Zimmer Biomet Holdings Inc	23,782	3,126,620
Zoetis Inc	56,116	5,137,981

		632,955,323

Energy - 6.0%

Anadarko Petroleum Corp	58,948	3,973,685
Andeavor	16,221	2,489,924
Apache Corp	44,335	2,113,449
Baker Hughes a GE Co	48,444	1,638,861
Cabot Oil & Gas Corp	50,255	1,131,743
Chevron Corp	222,108	27,159,366
Cimarex Energy Co	10,944	1,017,135
Concho Resources Inc *	23,213	3,545,786
ConocoPhillips	134,866	10,438,628
Devon Energy Corp	58,905	2,352,666
EOG Resources Inc	67,137	8,564,667
EQT Corp	30,689	1,357,374
Exxon Mobil Corp	490,757	41,724,160
Halliburton Co	101,992	4,133,736
Helmerich & Payne Inc	12,482	858,387
Hess Corp	29,180	2,088,704
HollyFrontier Corp	18,787	1,313,211
Kinder Morgan Inc	220,037	3,901,256
Marathon Oil Corp	100,180	2,332,190
Marathon Petroleum Corp	52,278	4,180,672
National Oilwell Varco Inc	44,872	1,933,086
Newfield Exploration Co *	22,938	661,303
Noble Energy Inc	56,455	1,760,831
Occidental Petroleum Corp	88,828	7,298,997
ONEOK Inc	48,077	3,259,140
Phillips 66	49,509	5,580,654
Pioneer Natural Resources Co	19,891	3,464,813
Schlumberger Ltd	160,460	9,775,223
TechnipFMC PLC (United Kingdom)	50,283	1,571,344
The Williams Cos Inc	140,183	3,811,576
Valero Energy Corp	49,409	5,620,274

		171,052,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Financial - 17.5%

Affiliated Managers Group Inc	6,247	$854,090
Aflac Inc	88,664	4,173,415
Alexandria Real Estate Equities Inc REIT	12,259	1,542,060
Alliance Data Systems Corp	5,532	1,306,437
American Express Co	81,688	8,698,955
American International Group Inc	103,097	5,488,884
American Tower Corp REIT	51,185	7,437,181
Ameriprise Financial Inc	16,544	2,442,887
Aon PLC	28,233	4,341,671
Apartment Investment & Management Co ‘A’ REIT	18,059	796,944
Arthur J Gallagher & Co	20,872	1,553,712
Assurant Inc	6,016	649,427
AvalonBay Communities Inc REIT	16,022	2,902,385
Bank of America Corp	1,076,733	31,720,554
BB&T Corp	89,769	4,357,387
Berkshire Hathaway Inc ‘B’ *	225,966	48,381,580
BlackRock Inc	14,177	6,682,045
Boston Properties Inc REIT	17,698	2,178,447
Brighthouse Financial Inc *	13,885	614,272
Capital One Financial Corp	55,217	5,241,750
Cboe Global Markets Inc	12,927	1,240,475
CBRE Group Inc ‘A’ *	36,630	1,615,383
Chubb Ltd	53,698	7,176,201
Cincinnati Financial Corp	17,851	1,371,135
Citigroup Inc	291,710	20,927,275
Citizens Financial Group Inc	54,483	2,101,409
CME Group Inc ‘A’	39,479	6,719,721
Comerica Inc	20,051	1,808,600
Crown Castle International Corp REIT	48,086	5,353,414
Digital Realty Trust Inc REIT	23,665	2,661,839
Discover Financial Services	39,719	3,036,518
Duke Realty Corp REIT	41,038	1,164,248
E*TRADE Financial Corp *	30,552	1,600,619
Equinix Inc REIT	9,271	4,013,323
Equity Residential REIT	43,091	2,855,210
Essex Property Trust Inc REIT	7,572	1,868,088
Everest Re Group Ltd	4,683	1,069,925
Extra Space Storage Inc REIT	14,372	1,245,190
Federal Realty Investment Trust REIT	8,387	1,060,704
Fifth Third Bancorp	77,239	2,156,513
Franklin Resources Inc	35,434	1,077,548
HCP Inc REIT	53,880	1,418,122
Host Hotels & Resorts Inc REIT	86,921	1,834,033
Huntington Bancshares Inc	126,820	1,892,154
Intercontinental Exchange Inc	66,325	4,967,079
Invesco Ltd	48,662	1,113,387
Iron Mountain Inc REIT	33,910	1,170,573
Jefferies Financial Group Inc	33,572	737,241
JPMorgan Chase & Co	389,573	43,959,417
KeyCorp	121,599	2,418,604
Kimco Realty Corp REIT	48,942	819,289
Lincoln National Corp	25,052	1,695,018
Loews Corp	32,232	1,619,013
M&T Bank Corp	16,528	2,719,517
Marsh & McLennan Cos Inc	58,267	4,819,846
Mastercard Inc ‘A’	105,744	23,539,672
MetLife Inc	115,316	5,387,564
Mid-America Apartment Communities Inc REIT	13,018	1,304,143
Morgan Stanley	153,707	7,158,135
Nasdaq Inc	13,355	1,145,859
Northern Trust Corp	25,881	2,643,227
People’s United Financial Inc	40,157	687,488
Principal Financial Group Inc	30,907	1,810,841
Prologis Inc REIT	72,569	4,919,453
Prudential Financial Inc	48,060	4,869,439
Public Storage REIT	17,369	3,502,111

	Shares	Value
Raymond James Financial Inc	15,394	$1,417,018
Realty Income Corp REIT	33,616	1,912,414
Regency Centers Corp REIT	19,640	1,270,119
Regions Financial Corp	128,918	2,365,645
SBA Communications Corp REIT *	13,366	2,146,981
Simon Property Group Inc REIT	35,841	6,334,897
SL Green Realty Corp REIT	9,798	955,599
State Street Corp	43,979	3,684,561
SunTrust Banks Inc	53,229	3,555,165
SVB Financial Group *	6,233	1,937,403
Synchrony Financial	78,987	2,454,916
T Rowe Price Group Inc	28,049	3,062,390
The Allstate Corp	40,255	3,973,169
The Bank of New York Mellon Corp	106,635	5,437,319
The Charles Schwab Corp	139,380	6,850,527
The Goldman Sachs Group Inc	40,701	9,126,792
The Hartford Financial Services Group Inc	42,014	2,099,019
The Macerich Co REIT	12,452	688,471
The PNC Financial Services Group Inc	53,990	7,352,898
The Progressive Corp	67,589	4,801,523
The Travelers Cos Inc	31,028	4,024,642
Torchmark Corp	12,151	1,053,370
UDR Inc REIT	31,026	1,254,381
Unum Group	25,414	992,925
US Bancorp	177,499	9,373,722
Ventas Inc REIT	40,893	2,223,761
Visa Inc ‘A’	205,933	30,908,484
Vornado Realty Trust REIT	19,817	1,446,641
Wells Fargo & Co	502,432	26,407,826
Welltower Inc REIT	43,123	2,773,671
Weyerhaeuser Co REIT	88,441	2,853,991
Willis Towers Watson PLC	15,125	2,131,718
Zions Bancorp	22,839	1,145,376

		499,655,980

Industrial - 9.4%

3M Co	67,997	14,327,648
Agilent Technologies Inc	37,019	2,611,320
Allegion PLC	10,912	988,300
AMETEK Inc	26,567	2,101,981
Amphenol Corp ‘A’	34,815	3,273,306
AO Smith Corp	16,694	890,959
Arconic Inc	48,748	1,072,943
Ball Corp	40,134	1,765,495
Caterpillar Inc	68,828	10,495,582
CH Robinson Worldwide Inc	16,041	1,570,735
Corning Inc	93,892	3,314,388
CSX Corp	94,571	7,002,983
Cummins Inc	17,416	2,543,955
Deere & Co	37,186	5,590,171
Dover Corp	17,073	1,511,473
Eaton Corp PLC	50,225	4,356,014
Emerson Electric Co	72,878	5,580,997
Expeditors International of Washington Inc	20,253	1,489,203
FedEx Corp	28,102	6,766,681
FLIR Systems Inc	15,954	980,692
Flowserve Corp	14,995	820,077
Fluor Corp	16,054	932,737
Fortive Corp	35,864	3,019,749
Fortune Brands Home & Security Inc	16,401	858,756
Garmin Ltd	14,006	981,120
General Dynamics Corp	32,194	6,590,756
General Electric Co	1,007,417	11,373,738
Harris Corp	13,621	2,304,809
Honeywell International Inc	86,002	14,310,733
Huntington Ingalls Industries Inc	4,984	1,276,303
Illinois Tool Works Inc	35,762	5,046,733
Ingersoll-Rand PLC	28,663	2,932,225
Jacobs Engineering Group Inc	13,826	1,057,689
JB Hunt Transport Services Inc	10,280	1,222,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Johnson Controls International PLC	107,320	$3,756,200
Kansas City Southern	11,819	1,338,856
L3 Technologies Inc	8,982	1,909,753
Lockheed Martin Corp	28,719	9,935,625
Martin Marietta Materials Inc	7,442	1,354,072
Masco Corp	35,972	1,316,575
Mettler-Toledo International Inc *	2,922	1,779,440
Norfolk Southern Corp	32,509	5,867,875
Northrop Grumman Corp	20,124	6,386,754
Packaging Corp of America	10,815	1,186,297
Parker-Hannifin Corp	15,342	2,821,854
Pentair PLC (United Kingdom)	18,995	823,433
PerkinElmer Inc	12,689	1,234,259
Raytheon Co	33,159	6,852,639
Republic Services Inc	25,045	1,819,770
Rockwell Automation Inc	14,277	2,677,223
Rockwell Collins Inc	19,199	2,696,884
Roper Technologies Inc	11,916	3,529,638
Sealed Air Corp	17,828	715,794
Snap-on Inc	6,500	1,193,400
Stanley Black & Decker Inc	17,798	2,606,339
Stericycle Inc *	9,814	575,886
TE Connectivity Ltd	40,612	3,571,013
Textron Inc	28,794	2,057,907
The Boeing Co	61,932	23,032,511
TransDigm Group Inc *	5,636	2,098,283
Union Pacific Corp	85,718	13,957,462
United Parcel Service Inc ‘B’	80,373	9,383,548
United Technologies Corp	87,177	12,188,216
Vulcan Materials Co	15,107	1,679,898
Waste Management Inc	45,418	4,103,971
Waters Corp *	9,031	1,758,155
WestRock Co	29,130	1,556,707
Xylem Inc	20,644	1,648,836

		270,378,027

Technology - 16.9%

Accenture PLC ‘A’	74,272	12,641,094
Activision Blizzard Inc	88,374	7,351,833
Adobe Systems Inc *	56,781	15,328,031
Advanced Micro Devices Inc *	99,441	3,071,732
Akamai Technologies Inc *	19,424	1,420,866
Analog Devices Inc	43,334	4,006,662
ANSYS Inc *	9,623	1,796,422
Apple Inc	531,863	120,062,754
Applied Materials Inc	113,942	4,403,858
Autodesk Inc *	25,341	3,955,983
Broadcom Inc	50,038	12,345,876
Broadridge Financial Solutions Inc	13,549	1,787,790
CA Inc	35,848	1,582,689
Cadence Design Systems Inc *	32,453	1,470,770
Cerner Corp *	38,136	2,456,340
Citrix Systems Inc *	14,787	1,643,723
Cognizant Technology Solutions Corp ‘A’	67,257	5,188,877
DXC Technology Co	32,324	3,022,940
Electronic Arts Inc *	35,583	4,287,396
Fidelity National Information Services Inc	38,244	4,171,273
Fiserv Inc *	47,235	3,891,219
Hewlett Packard Enterprise Co	170,428	2,779,681
HP Inc	183,423	4,726,811
Intel Corp	534,479	25,275,512
International Business Machines Corp	105,803	15,998,472
Intuit Inc	29,984	6,818,362
IPG Photonics Corp *	4,342	677,656
KLA-Tencor Corp	17,965	1,827,220
Lam Research Corp	18,266	2,770,952
Microchip Technology Inc	27,469	2,167,579
Micron Technology Inc *	134,773	6,095,783
Microsoft Corp	888,853	101,658,118
MSCI Inc	10,315	1,829,984

	Shares	Value
NetApp Inc	30,304	$2,602,811
NVIDIA Corp	70,476	19,805,165
Oracle Corp	327,645	16,893,376
Paychex Inc	37,107	2,732,930
Qorvo Inc *	14,513	1,115,905
QUALCOMM Inc	163,034	11,743,339
Red Hat Inc *	20,749	2,827,674
salesforce.com Inc *	87,712	13,948,839
Seagate Technology PLC	30,293	1,434,374
Skyworks Solutions Inc	20,747	1,881,960
Synopsys Inc *	17,093	1,685,541
Take-Two Interactive Software Inc *	13,125	1,811,119
Texas Instruments Inc	112,657	12,086,969
Western Digital Corp	33,772	1,977,013
Xerox Corp	26,575	716,993
Xilinx Inc	29,221	2,342,648

		484,120,914

Utilities - 2.8%

AES Corp	76,073	1,065,022
Alliant Energy Corp	26,727	1,137,768
Ameren Corp	27,984	1,769,148
American Electric Power Co Inc	57,138	4,049,941
American Water Works Co Inc	21,110	1,857,047
CenterPoint Energy Inc	49,472	1,367,901
CMS Energy Corp	32,316	1,583,484
Consolidated Edison Inc	36,361	2,770,345
Dominion Energy Inc	75,781	5,325,889
DTE Energy Co	21,147	2,307,772
Duke Energy Corp	82,572	6,607,411
Edison International	37,766	2,556,003
Entergy Corp	20,770	1,685,070
Evergy Inc	31,169	1,711,801
Eversource Energy	36,731	2,256,753
Exelon Corp	112,156	4,896,731
FirstEnergy Corp	56,337	2,094,046
NextEra Energy Inc	54,666	9,162,022
NiSource Inc	42,081	1,048,659
NRG Energy Inc	34,619	1,294,751
PG&E Corp *	60,467	2,782,087
Pinnacle West Capital Corp	12,979	1,027,677
PPL Corp	81,998	2,399,261
Public Service Enterprise Group Inc	59,002	3,114,716
SCANA Corp	16,363	636,357
Sempra Energy	31,698	3,605,647
The Southern Co	117,687	5,131,153
WEC Energy Group Inc	36,206	2,417,113
Xcel Energy Inc	58,471	2,760,416

		80,421,991

Total Common Stocks (Cost $1,860,864,361)		2,849,572,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $9,891,450; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $10,089,965)	$9,891,104	$9,891,104

Total Short-Term Investment (Cost $9,891,104)		9,891,104

TOTAL INVESTMENTS - 99.9% (Cost $1,870,755,465)		2,859,463,285

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		41,207

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,404,029

NET ASSETS - 100.0%		$2,860,908,521

Note to Schedule of Investments

(a)	As of September 30, 2018, $461,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/18	81	$11,780,743	$11,821,950	$41,207

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,849,572,181	$2,849,572,181	$-	$-
	Short-Term Investment	9,891,104	-	9,891,104	-

	Total Assets	2,859,463,285	2,849,572,181	9,891,104	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	41,207	41,207	-	-

	Total Liabilities	41,207	41,207	-	-

	Total	$2,859,504,492	$2,849,613,388	$9,891,104	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Basic Materials - 2.5%

The Sherwin-Williams Co	12,204	$5,555,383

Communications - 13.6%

Alphabet Inc ‘C’ *	10,230	12,209,198
Amazon.com Inc *	6,771	13,562,313
The Trade Desk Inc ‘A’ *	26,135	3,944,033

		29,715,544

Consumer, Cyclical - 4.2%

Live Nation Entertainment Inc *	51,703	2,816,262
NIKE Inc ‘B’	59,123	5,008,901
Under Armour Inc ‘C’ *	75,471	1,468,666

		9,293,829

Consumer, Non-Cyclical - 19.6%

Allergan PLC	24,212	4,611,902
BeiGene Ltd ADR * (China)	4,881	840,606
Boston Scientific Corp *	158,170	6,089,545
CoStar Group Inc *	6,542	2,753,135
Edwards Lifesciences Corp *	16,543	2,880,136
Humana Inc	12,720	4,305,974
ICU Medical Inc *	10,658	3,013,550
Insmed Inc *	86,870	1,756,511
Intuitive Surgical Inc *	9,250	5,309,500
Nektar Therapeutics *	14,846	905,012
The Cooper Cos Inc	25,952	7,192,597
WEX Inc *	16,648	3,342,253

		43,000,721

Financial - 19.0%

American Tower Corp REIT	39,123	5,684,572
Intercontinental Exchange Inc	94,295	7,061,753
Markel Corp *	3,463	4,115,741
Mastercard Inc ‘A’	57,089	12,708,582
Pagseguro Digital Ltd ‘A’ * (Brazil)	42,615	1,179,157
SVB Financial Group *	15,335	4,766,578
TD Ameritrade Holding Corp	113,912	6,017,971

		41,534,354

	Shares	Value
Industrial - 10.4%

Ball Corp	130,315	$5,732,557
Harris Corp	31,205	5,280,198
Rexnord Corp *	116,000	3,572,800
TE Connectivity Ltd	28,090	2,469,954
The Boeing Co	15,594	5,799,408

		22,854,917

Technology - 27.5%

Activision Blizzard Inc	36,957	3,074,453
Adobe Systems Inc *	15,300	4,130,235
Apple Inc	38,935	8,789,187
ASML Holding NV ‘NY’ (Netherlands)	30,583	5,750,216
Atlassian Corp PLC ‘A’ *	24,262	2,332,549
Microsoft Corp	114,226	13,064,027
NVIDIA Corp	13,862	3,895,499
salesforce.com Inc *	54,048	8,595,253
Texas Instruments Inc	48,957	5,252,596
The Ultimate Software Group Inc *	16,751	5,397,005

		60,281,020

Total Common Stocks (Cost $142,974,742)		212,235,768

	Principal Amount
SHORT-TERM INVESTMENT - 4.2%

U.S. Government Agency Issue - 4.2%

Federal Home Loan Bank 1.602% due 10/01/18	$9,200,000	9,200,000

Total Short-Term Investment (Cost $9,200,000)		9,200,000

TOTAL INVESTMENTS - 101.0% (Cost $152,174,742)		221,435,768

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(2,230,777)

NET ASSETS - 100.0%		$219,204,991

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$212,235,768	$212,235,768	$-	$-
	Short-Term Investment	9,200,000	-	9,200,000	-

	Total	$221,435,768	$212,235,768	$9,200,000	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 1.6%

The Sherwin-Williams Co	53,582	$24,391,062

Communications - 21.5%

Alibaba Group Holding Ltd ADR * (China)	33,542	5,526,380
Alphabet Inc ‘A’ *	53,321	64,362,713
Alphabet Inc ‘C’ *	31,184	37,217,168
Amazon.com Inc *	53,761	107,683,283
Booking Holdings Inc *	8,068	16,006,912
Comcast Corp ‘A’	325,018	11,508,887
Facebook Inc ‘A’ *	323,210	53,155,117
Netflix Inc *	105,920	39,627,850
Spotify Technology SA *	20,529	3,712,259

		338,800,569

Consumer, Cyclical - 5.7%

Chipotle Mexican Grill Inc *	6,225	2,829,387
Costco Wholesale Corp	37,384	8,780,754
Dollar Tree Inc *	66,825	5,449,579
Hilton Worldwide Holdings Inc	80,722	6,520,723
Lululemon Athletica Inc *	30,850	5,012,817
Marriott International Inc ‘A’	101,082	13,345,856
NIKE Inc ‘B’	238,442	20,200,806
Ross Stores Inc	164,384	16,290,454
Six Flags Entertainment Corp	81,867	5,715,954
Starbucks Corp	104,628	5,947,056

		90,093,386

Consumer, Non-Cyclical - 22.7%

Abbott Laboratories	212,059	15,556,648
Biogen Inc *	32,184	11,370,929
BioMarin Pharmaceutical Inc *	35,305	3,423,526
Boston Scientific Corp *	165,627	6,376,639
Bristol-Myers Squibb Co	159,629	9,909,768
Colgate-Palmolive Co	124,530	8,337,283
Constellation Brands Inc ‘A’	65,732	14,173,134
CoStar Group Inc *	3,514	1,478,832
Danaher Corp	257,665	27,997,879
Edwards Lifesciences Corp *	76,076	13,244,832
Elanco Animal Health Inc *	4,005	139,734
Eli Lilly & Co	52,907	5,677,450
FleetCor Technologies Inc *	57,362	13,069,358
Global Payments Inc	132,395	16,867,123
Illumina Inc *	4,344	1,594,509
Medtronic PLC	239,999	23,608,702
Monster Beverage Corp *	78,746	4,589,317
PayPal Holdings Inc *	205,393	18,041,721
Pernod Ricard SA (France)	21,906	3,592,753
Philip Morris International Inc	86,100	7,020,594
Regeneron Pharmaceuticals Inc *	9,697	3,917,976
Square Inc ‘A’ *	59,597	5,900,699
Stryker Corp	71,161	12,643,886
The Estee Lauder Cos Inc ‘A’	71,382	10,373,232
Thermo Fisher Scientific Inc	156,207	38,127,005
TransUnion	120,698	8,880,959
Verisk Analytics Inc *	181,163	21,839,200
Vertex Pharmaceuticals Inc *	88,618	17,080,233
Worldpay Inc ‘A’ *	107,667	10,903,437
Zoetis Inc	231,623	21,207,402

		356,944,760

Energy - 0.9%

Concho Resources Inc *	33,361	5,095,892
Pioneer Natural Resources Co	49,357	8,597,496

		13,693,388

	Shares	Value
Financial - 12.9%

American Tower Corp REIT	141,557	$20,568,232
Aon PLC	127,060	19,539,287
Intercontinental Exchange Inc	203,383	15,231,353
Mastercard Inc ‘A’	258,932	57,640,852
The Blackstone Group LP	120,670	4,595,114
The Charles Schwab Corp	286,981	14,105,116
Visa Inc ‘A’	473,763	71,107,089

		202,787,043

Industrial - 7.2%

AMETEK Inc	154,048	12,188,278
Amphenol Corp ‘A’	131,477	12,361,467
Canadian Pacific Railway Ltd (NYSE) (Canada)	66,427	14,078,538
FLIR Systems Inc	79,552	4,890,061
Fortive Corp	126,008	10,609,874
Honeywell International Inc	9,970	1,659,008
Roper Technologies Inc	60,747	17,993,869
TE Connectivity Ltd	59,408	5,223,745
Union Pacific Corp	109,226	17,785,270
Vulcan Materials Co	141,553	15,740,694

		112,530,804

Technology - 26.4%

Activision Blizzard Inc	376,870	31,351,815
Adobe Systems Inc *	247,172	66,724,081
Analog Devices Inc	94,124	8,702,705
Apple Inc	118,216	26,686,080
Cognizant Technology Solutions Corp ‘A’	81,374	6,278,004
Electronic Arts Inc *	218,053	26,273,206
Fidelity National Information Services Inc	144,097	15,716,660
Fiserv Inc *	375,091	30,899,997
Intuit Inc	113,110	25,721,214
Microsoft Corp	850,707	97,295,360
MSCI Inc	62,811	11,143,300
NVIDIA Corp	82,900	23,296,558
PTC Inc *	37,697	4,003,044
salesforce.com Inc *	259,304	41,237,115

		415,329,139

Total Common Stocks (Cost $1,024,814,995)		1,554,570,151

	Principal Amount

SHORT-TERM INVESTMENTS - 1.2%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $1,050,946; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $1,074,349)	$1,050,909	1,050,909

U.S. Government Agency Issue - 1.1%

Federal Home Loan Bank 1.876% due 10/01/18	18,018,000	18,018,000

Total Short-Term Investments (Cost $19,068,909)		19,068,909

TOTAL INVESTMENTS - 100.1% (Cost $1,043,883,904)		1,573,639,060

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,527,775)

NET ASSETS - 100.0%		$1,572,111,285

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities(See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$24,391,062	$24,391,062	$-	$-
	Communications	338,800,569	338,800,569	-	-
	Consumer, Cyclical	90,093,386	90,093,386	-	-
	Consumer, Non-Cyclical	356,944,760	353,352,007	3,592,753	-
	Energy	13,693,388	13,693,388	-	-
	Financial	202,787,043	202,787,043	-	-
	Industrial	112,530,804	112,530,804	-	-
	Technology	415,329,139	415,329,139	-	-

	Total Common Stocks	1,554,570,151	1,550,977,398	3,592,753	-

	Short-Term Investments	19,068,909	-	19,068,909	-

	Total	$1,573,639,060	$1,550,977,398	$22,661,662	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 2.4%

DowDuPont Inc	121,953	$7,842,797
Praxair Inc	52,693	8,469,346
The Sherwin-Williams Co	41,425	18,857,074

		35,169,217

Communications - 27.6%

Alphabet Inc ‘A’ *	62,072	74,925,870
Amazon.com Inc *	74,094	148,410,282
Booking Holdings Inc *	20,939	41,542,976
Facebook Inc ‘A’ *	192,609	31,676,476
MercadoLibre Inc * (Argentina)	68,704	23,391,651
Netflix Inc *	121,531	45,468,393
Tencent Holdings Ltd (China)	973,600	39,752,894
Zayo Group Holdings Inc *	153,768	5,338,825

		410,507,367

Consumer, Cyclical - 6.0%

Domino’s Pizza Inc	51,645	15,224,946
NIKE Inc ‘B’	192,486	16,307,414
Tesla Inc *	31,978	8,466,815
The Home Depot Inc	82,636	17,118,048
Ulta Beauty Inc *	113,727	32,084,661

		89,201,884

Consumer, Non-Cyclical - 22.1%

Becton Dickinson & Co	118,539	30,938,679
BioMarin Pharmaceutical Inc *	104,464	10,129,874
Boston Scientific Corp *	767,217	29,537,855
Centene Corp *	81,216	11,758,452
Constellation Brands Inc ‘A’	179,984	38,808,150
CoStar Group Inc *	59,996	25,248,717
Equifax Inc	141,312	18,451,108
Illumina Inc *	70,999	26,060,893
PayPal Holdings Inc *	271,825	23,877,108
S&P Global Inc	102,449	20,017,510
UnitedHealth Group Inc	253,649	67,480,780
Vertex Pharmaceuticals Inc *	74,979	14,451,452
Zoetis Inc	138,530	12,683,807

		329,444,385

Financial - 12.9%

Berkshire Hathaway Inc ‘B’ *	91,741	19,642,665
CME Group Inc	87,745	14,935,076
E *TRADE Financial Corp *	260,687	13,657,392
First Republic Bank	119,643	11,485,728
Mastercard Inc ‘A’	164,149	36,541,209
SBA Communications Corp REIT *	135,081	21,698,061
Visa Inc ‘A’	498,918	74,882,603

		192,842,734

Industrial - 6.7%

Honeywell International Inc	84,041	13,984,422
Roper Technologies Inc	47,187	13,977,261
TransDigm Group Inc *	41,917	15,605,699
Union Pacific Corp	146,803	23,903,933
Vulcan Materials Co	125,122	13,913,566
Xylem Inc	230,241	18,389,349

		99,774,230

Technology - 21.2%

Activision Blizzard Inc	230,538	19,178,456
Adobe Systems Inc *	126,091	34,038,265
ASML Holding NV ‘NY’ (Netherlands)	147,060	27,650,221
Autodesk Inc *	148,726	23,217,616
Electronic Arts Inc *	253,130	30,499,634
Intuit Inc	69,880	15,890,712

	Shares	Value
Microsoft Corp	885,791	$101,307,917
NVIDIA Corp	78,554	22,075,245
salesforce.com Inc *	170,906	27,179,181
Texas Instruments Inc	139,771	14,996,031

		316,033,278

Total Common Stocks (Cost $1,120,537,481)		1,472,973,095

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $4,071,295; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $4,153,818)	$4,071,153	4,071,153

Total Short-Term Investment (Cost $4,071,153)		4,071,153

TOTAL INVESTMENTS - 99.2% (Cost $1,124,608,634)		1,477,044,248

OTHER ASSETS & LIABILITIES, NET - 0.8%		11,797,299

NET ASSETS - 100.0%		$1,488,841,547

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$35,169,217	$35,169,217	$-	$-
	Communications	410,507,367	370,754,473	39,752,894	-
	Consumer, Cyclical	89,201,884	89,201,884	-	-
	Consumer, Non-Cyclical	329,444,385	329,444,385	-	-
	Financial	192,842,734	192,842,734	-	-
	Industrial	99,774,230	99,774,230	-	-
	Technology	316,033,278	316,033,278	-	-

	Total Common Stocks	1,472,973,095	1,433,220,201	39,752,894	-

	Short-Term Investment	4,071,153	-	4,071,153	-

	Total	$1,477,044,248	$1,433,220,201	$43,824,047	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Basic Materials - 3.4%

Air Products & Chemicals Inc	109,151	$18,233,675
Freeport-McMoRan Inc	1,099,896	15,310,552
PPG Industries Inc	179,288	19,565,699

		53,109,926

Communications - 13.5%

AT&T Inc	724,684	24,334,889
Charter Communications Inc ‘A’ *	117,259	38,212,363
Comcast Corp ‘A’	1,008,270	35,702,841
DISH Network Corp ‘A’ *	766,427	27,407,429
Motorola Solutions Inc	352,043	45,814,876
Twenty-First Century Fox Inc ‘B’	825,508	37,824,776

		209,297,174

Consumer, Cyclical - 2.1%

The Home Depot Inc	154,684	32,042,791

Consumer, Non-Cyclical - 21.1%

AmerisourceBergen Corp	211,890	19,540,496
Amgen Inc	134,376	27,854,801
Anheuser-Busch InBev SA/NV ADR (Belgium)	196,003	17,163,983
Anthem Inc	177,988	48,777,611
British American Tobacco PLC ADR (United Kingdom)	363,070	16,929,954
CVS Health Corp	338,936	26,681,042
Johnson & Johnson	223,933	30,940,823
McCormick & Co Inc	156,388	20,604,119
Merck & Co Inc	461,438	32,734,412
Novartis AG ADR (Switzerland)	190,990	16,455,698
Pfizer Inc	383,570	16,903,930
Philip Morris International Inc	301,556	24,588,876
UnitedHealth Group Inc	106,717	28,390,991

		327,566,736

Energy - 10.9%

Chevron Corp	262,276	32,071,109
Exxon Mobil Corp	343,420	29,197,569
Halliburton Co	755,006	30,600,393
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	326,281	22,232,787
Schlumberger Ltd	300,152	18,285,260
Suncor Energy Inc (NYSE) (Canada)	943,567	36,506,607

		168,893,725

Financial - 26.9%

American Express Co	328,063	34,935,429
American Tower Corp REIT	214,002	31,094,491
Bank of America Corp	1,265,041	37,268,108
Capital One Financial Corp	200,065	18,992,170
Citigroup Inc	293,400	21,048,516
JPMorgan Chase & Co	637,591	71,945,768

	Shares	Value
Marsh & McLennan Cos Inc	313,894	$25,965,312
MetLife Inc	315,809	14,754,596
State Street Corp	205,815	17,243,181
The Bank of New York Mellon Corp	384,325	19,596,732
The Progressive Corp	314,054	22,310,396
The Travelers Cos Inc	166,767	21,631,347
US Bancorp	792,360	41,844,532
Wells Fargo & Co	755,389	39,703,246

		418,333,824

Industrial - 14.2%

Deere & Co	140,660	21,145,418
Honeywell International Inc	302,672	50,364,621
Illinois Tool Works Inc	244,603	34,518,375
Martin Marietta Materials Inc	129,930	23,640,763
TE Connectivity Ltd	370,320	32,562,238
United Parcel Service Inc ‘B’	200,313	23,386,543
United Technologies Corp	250,358	35,002,552

		220,620,510

Technology - 5.5%

Microsoft Corp	389,780	44,579,138
Oracle Corp	566,909	29,229,828
Xerox Corp	452,011	12,195,257

		86,004,223

Utilities - 1.5%

Sempra Energy	205,238	23,345,823

Total Common Stocks (Cost $1,097,909,817)		1,539,214,732

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $13,154,091; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $13,416,980)	$13,153,630	13,153,630

Total Short-Term Investment (Cost $13,153,630)		13,153,630

TOTAL INVESTMENTS - 99.9% (Cost $1,111,063,447)		1,552,368,362

OTHER ASSETS & LIABILITIES, NET - 0.1%		962,654

NET ASSETS - 100.0%		$1,553,331,016

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,539,214,732	$1,539,214,732	$-	$-
	Short-Term Investment	13,153,630	-	13,153,630	-

	Total	$1,552,368,362	$1,539,214,732	$13,153,630	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 0.7%

PPG Industries Inc	77,341	$8,440,223

Communications - 11.7%

Amazon.com Inc *	20,964	41,990,892
Comcast Corp ‘A’	462,460	16,375,709
Facebook Inc ‘A’ *	170,442	28,030,891
Motorola Solutions Inc	240,028	31,237,244
Verizon Communications Inc	311,997	16,657,520

		134,292,256

Consumer, Cyclical - 9.2%

Alaska Air Group Inc	61,761	4,252,863
Aptiv PLC	75,142	6,304,414
Best Buy Co Inc	294,456	23,368,028
Fastenal Co	205,007	11,894,506
Lowe’s Cos Inc	227,762	26,151,633
McDonald’s Corp	59,678	9,983,533
NVR Inc *	1,030	2,544,924
O’Reilly Automotive Inc *	40,426	14,040,758
Ulta Beauty Inc *	24,120	6,804,734

		105,345,393

Consumer, Non-Cyclical - 23.2%

Boston Scientific Corp *	307,523	11,839,636
Celgene Corp *	57,770	5,169,837
Church & Dwight Co Inc	390,313	23,172,883
DaVita Inc *	301,788	21,617,074
Ecolab Inc	84,269	13,211,694
Exact Sciences Corp *	100,274	7,913,624
Gilead Sciences Inc	180,792	13,958,950
Laboratory Corp of America Holdings *	67,079	11,650,281
Merck & Co Inc	486,714	34,527,491
Nielsen Holdings PLC	229,123	6,337,542
PepsiCo Inc	164,623	18,404,851
Philip Morris International Inc	187,242	15,267,713
S&P Global Inc	95,850	18,728,132
The Kraft Heinz Co	243,113	13,397,957
UnitedHealth Group Inc	157,684	41,950,251
Zimmer Biomet Holdings Inc	67,650	8,893,946

		266,041,862

Energy - 5.4%

Exxon Mobil Corp	141,139	11,999,638
Magellan Midstream Partners LP	333,018	22,551,979
Suncor Energy Inc (NYSE) (Canada)	710,420	27,486,150

		62,037,767

Financial - 20.5%

AXA Equitable Holdings Inc	726,277	15,578,642
Berkshire Hathaway Inc ‘B’ *	72,416	15,504,990
CME Group Inc ‘A’	99,390	16,917,172
Discover Financial Services	100,159	7,657,155
Intercontinental Exchange Inc	331,202	24,803,718
JPMorgan Chase & Co	379,083	42,775,726
Marsh & McLennan Cos Inc	197,788	16,361,023
Mid-America Apartment Communities Inc REIT	72,419	7,254,935
Prologis Inc REIT	318,210	21,571,456
SunTrust Banks Inc	202,531	13,527,045
The Bank of New York Mellon Corp	370,585	18,896,129
The Progressive Corp	205,046	14,566,468
Visa Inc ‘A’	100,892	15,142,880
Wells Fargo & Co	99,210	5,214,478

		235,771,817

	Shares	Value
Industrial - 7.9%

Agilent Technologies Inc	273,560	$19,296,923
Illinois Tool Works Inc	94,973	13,402,590
Lockheed Martin Corp	84,020	29,067,559
Republic Services Inc	158,988	11,552,068
Union Pacific Corp	103,599	16,869,025

		90,188,165

Technology - 18.9%

Activision Blizzard Inc	166,680	13,866,109
Amdocs Ltd	292,418	19,293,740
Apple Inc	181,534	40,979,485
Applied Materials Inc	278,354	10,758,382
Cerner Corp *	126,177	8,127,061
DXC Technology Co	180,074	16,840,520
First Data Corp ‘A’ *	402,850	9,857,739
Microchip Technology Inc	87,139	6,876,138
Microsoft Corp	577,564	66,055,995
NetApp Inc	113,090	9,713,300
ServiceNow Inc *	39,619	7,750,665
Western Digital Corp	119,664	7,005,131

		217,124,265

Utilities - 1.9%

Duke Energy Corp	142,910	11,435,658
National Grid PLC (United Kingdom)	1,016,437	10,498,541

		21,934,199

Total Common Stocks (Cost $958,699,636)		1,141,175,947

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $4,107,450; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $4,193,425)	$4,107,307	4,107,307

Total Short-Term Investment (Cost $4,107,307)		4,107,307

TOTAL INVESTMENTS - 99.8% (Cost $962,806,943)		1,145,283,254

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,511,819

NET ASSETS - 100.0%		$1,147,795,073

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,440,223	$8,440,223	$-	$-
	Communications	134,292,256	134,292,256	-	-
	Consumer, Cyclical	105,345,393	105,345,393	-	-
	Consumer, Non-Cyclical	266,041,862	266,041,862	-	-
	Energy	62,037,767	62,037,767	-	-
	Financial	235,771,817	235,771,817	-	-
	Industrial	90,188,165	90,188,165	-	-
	Technology	217,124,265	217,124,265	-	-
	Utilities	21,934,199	11,435,658	10,498,541	-

	Total Common Stocks	1,141,175,947	1,130,677,406	10,498,541	-

	Short-Term Investment	4,107,307	-	4,107,307	-

	Total	$1,145,283,254	$1,130,677,406	$14,605,848	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 4.0%

Albemarle Corp	56,678	$5,655,331
Celanese Corp	41,133	4,689,162
CF Industries Holdings Inc	144,989	7,893,201
Huntsman Corp	175,973	4,791,745
Newmont Mining Corp	176,333	5,325,257
Steel Dynamics Inc	168,681	7,622,694
The Chemours Co	60,517	2,386,790

		38,364,180

Communications - 4.8%

Arista Networks Inc *	31,551	8,388,149
eBay Inc *	39,547	1,305,842
Expedia Group Inc	34,962	4,561,842
IAC/InterActiveCorp *	29,952	6,491,197
Match Group Inc *	61,893	3,584,224
Palo Alto Networks Inc *	40,240	9,064,462
Proofpoint Inc *	26,974	2,868,145
Sprint Corp *	1,508,105	9,863,007

		46,126,868

Consumer, Cyclical - 18.5%

Alaska Air Group Inc	110,865	7,634,164
Allison Transmission Holdings Inc	128,396	6,677,876
American Eagle Outfitters Inc	165,968	4,120,985
Best Buy Co Inc	75,171	5,965,571
Big Lots Inc	109,400	4,571,826
Brunswick Corp	56,876	3,811,830
Casey’s General Stores Inc	59,779	7,718,067
Cracker Barrel Old Country Store Inc	25,643	3,772,855
Darden Restaurants Inc	88,884	9,883,012
Foot Locker Inc	90,868	4,632,451
Hilton Grand Vacations Inc *	131,265	4,344,871
JetBlue Airways Corp *	322,604	6,245,613
Lear Corp	31,838	4,616,510
Live Nation Entertainment Inc *	63,117	3,437,983
NVR Inc *	893	2,206,424
O’Reilly Automotive Inc *	20,152	6,999,193
Polaris Industries Inc	22,132	2,234,225
PVH Corp	7,004	1,011,378
Ralph Lauren Corp	29,975	4,123,061
Ross Stores Inc	71,702	7,105,668
Royal Caribbean Cruises Ltd	62,221	8,084,997
Six Flags Entertainment Corp	94,958	6,629,968
Southwest Airlines Co	123,505	7,712,887
Spirit Airlines Inc *	188,724	8,864,366
Tapestry Inc	85,518	4,298,990
Tenneco Inc ‘A’	90,874	3,829,430
Texas Roadhouse Inc	70,404	4,878,293
The Madison Square Garden Co ‘A’ *	14,602	4,604,303
Thor Industries Inc	59,819	5,006,850
Tractor Supply Co	65,173	5,922,922
Ulta Beauty Inc *	19,898	5,613,624
Vail Resorts Inc	20,787	5,704,369
WW Grainger Inc	19,023	6,799,010

		179,063,572

Consumer, Non-Cyclical - 14.7%

ABIOMED Inc *	30,012	13,497,897
Align Technology Inc *	20,559	8,043,092
AMERCO *	10,799	3,851,463
BioMarin Pharmaceutical Inc *	36,662	3,555,114
Edwards Lifesciences Corp *	60,243	10,488,306
H&R Block Inc	211,849	5,455,112
Hormel Foods Corp	94,124	3,708,486
Humana Inc	9,754	3,301,924
Illumina Inc *	10,897	3,999,853

	Shares	Value
Incyte Corp *	57,738	$3,988,541
Ionis Pharmaceuticals Inc *	89,002	4,590,723
Masimo Corp *	65,610	8,171,069
Molina Healthcare Inc *	78,303	11,643,656
Monster Beverage Corp *	80,689	4,702,555
Nektar Therapeutics *	115,603	7,047,159
Robert Half International Inc	26,468	1,862,818
S&P Global Inc	24,691	4,824,375
Square Inc ‘A’ *	85,178	8,433,474
Supernus Pharmaceuticals Inc *	83,914	4,225,070
Teleflex Inc	32,428	8,628,767
The Clorox Co	42,347	6,369,412
Tyson Foods Inc ‘A’	81,808	4,870,030
United Rentals Inc *	41,815	6,840,934

		142,099,830

Energy - 6.2%

Andeavor	35,052	5,380,482
Concho Resources Inc *	49,542	7,567,540
Devon Energy Corp	77,748	3,105,255
Ensco PLC ‘A’	516,889	4,362,543
HollyFrontier Corp	48,574	3,395,323
Marathon Petroleum Corp	40,054	3,203,118
Newfield Exploration Co *	616,867	17,784,276
PBF Energy Inc ‘A’	92,861	4,634,693
TechnipFMC PLC (United Kingdom)	77,654	2,426,687
WPX Energy Inc *	386,600	7,778,392

		59,638,309

Financial - 20.4%

Ameriprise Financial Inc	17,790	2,626,871
Arch Capital Group Ltd *	114,552	3,414,795
Citizens Financial Group Inc	28,734	1,108,270
Cousins Properties Inc REIT	1,117,532	9,934,859
Ellie Mae Inc *	43,350	4,108,280
EPR Properties REIT	187,966	12,858,754
Evercore Inc ‘A’	56,250	5,655,938
Everest Re Group Ltd	40,723	9,303,984
First Horizon National Corp	658,639	11,368,109
Host Hotels & Resorts Inc REIT	793,885	16,750,973
KeyCorp	216,986	4,315,852
Lamar Advertising Co ‘A’ REIT	124,207	9,663,305
LendingTree Inc *	13,961	3,212,426
Lincoln National Corp	137,097	9,275,983
Omega Healthcare Investors Inc REIT	293,391	9,614,423
Outfront Media Inc REIT	456,354	9,104,262
SunTrust Banks Inc	97,269	6,496,597
SVB Financial Group *	30,011	9,328,319
The Hanover Insurance Group Inc	75,404	9,302,591
The Hartford Financial Services Group Inc	136,301	6,809,598
Umpqua Holdings Corp	442,092	9,195,514
Voya Financial Inc	388,274	19,285,570
White Mountains Insurance Group Ltd	5,663	5,299,832
WR Berkley Corp	122,045	9,755,057

		197,790,162

Industrial - 13.0%

Acuity Brands Inc	31,914	5,016,881
Aerojet Rocketdyne Holdings Inc *	121,503	4,129,887
AGCO Corp	67,294	4,090,802
BWX Technologies Inc	118,770	7,427,876
Dycom Industries Inc *	59,548	5,037,761
Garmin Ltd	70,406	4,931,940
Harris Corp	40,629	6,874,833
Hexcel Corp	98,794	6,624,138
Huntington Ingalls Industries Inc	30,225	7,740,018
Keysight Technologies Inc *	145,710	9,657,659
L3 Technologies Inc	19,645	4,176,920
Martin Marietta Materials Inc	30,592	5,566,215
Norfolk Southern Corp	31,964	5,769,502

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Old Dominion Freight Line Inc	19,817	$3,195,690
Owens Corning	79,368	4,307,301
Parker-Hannifin Corp	25,683	4,723,874
Rockwell Automation Inc	30,162	5,655,978
Textron Inc	153,649	10,981,294
The Timken Co	85,367	4,255,545
Universal Display Corp	46,098	5,434,954
Vulcan Materials Co	33,716	3,749,219
Xylem Inc	79,428	6,343,914

		125,692,201

Technology - 11.2%

Advanced Micro Devices Inc *	197,451	6,099,261
Analog Devices Inc	12,623	1,167,123
Aspen Technology Inc *	41,291	4,703,458
DXC Technology Co	271,417	25,382,918
Fiserv Inc *	49,766	4,099,723
IPG Photonics Corp *	43,549	6,796,692
Jack Henry & Associates Inc	39,393	6,306,032
Paychex Inc	89,725	6,608,246
Pure Storage Inc ‘A’ *	132,267	3,432,329
Red Hat Inc *	30,456	4,150,544
Science Applications International Corp	64,147	5,170,248
ServiceNow Inc *	46,553	9,107,163
Skyworks Solutions Inc	21,840	1,981,106
Splunk Inc *	48,679	5,885,778
Take-Two Interactive Software Inc *	52,995	7,312,780
Veeva Systems Inc ‘A’ *	23,436	2,551,477
Workday Inc ‘A’ *	35,474	5,178,495
Xilinx Inc	32,360	2,594,301

		108,527,674

Utilities - 6.9%

American Water Works Co Inc	96,532	8,491,920
Atmos Energy Corp	187,843	17,640,336
CMS Energy Corp	352,250	17,260,250
Evergy Inc	66,387	3,645,974
ONE Gas Inc	105,029	8,641,786
Xcel Energy Inc	239,366	11,300,469

		66,980,735

Total Common Stocks (Cost $860,086,888)		964,283,531

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $1,575,688; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $1,609,047)	$1,575,633	$1,575,633

Total Short-Term Investment (Cost $1,575,633)		1,575,633

TOTAL INVESTMENTS - 99.9% (Cost $861,662,521)		965,859,164

OTHER ASSETS & LIABILITIES, NET - 0.1%		814,952

NET ASSETS - 100.0%		$966,674,116

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$964,283,531	$964,283,531	$-	$-
	Short-Term Investment	1,575,633	-	1,575,633	-

	Total	$965,859,164	$964,283,531	$1,575,633	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 1.8%

Axalta Coating Systems Ltd *	461,584	$13,459,789
RPM International Inc	42,917	2,787,030

		16,246,819

Communications - 9.0%

Arista Networks Inc *	54,047	14,368,935
GrubHub Inc *	184,727	25,606,857
MercadoLibre Inc * (Argentina)	61,669	20,996,444
Pandora Media Inc *	1,810,548	17,218,312
Proofpoint Inc *	40,801	4,338,370

		82,528,918

Consumer, Cyclical - 27.9%

BorgWarner Inc	321,941	13,772,636
Burberry Group PLC (United Kingdom)	475,565	12,487,998
Chipotle Mexican Grill Inc *	56,780	25,807,646
Duluth Holdings Inc ‘B’ *	159,959	5,032,310
Dunkin’ Brands Group Inc	246,774	18,192,179
Fastenal Co	411,149	23,854,865
Lululemon Athletica Inc *	113,682	18,472,188
Mohawk Industries Inc *	58,775	10,306,196
National Vision Holdings Inc *	64,682	2,919,746
Norwegian Cruise Line Holdings Ltd *	232,259	13,338,634
O’Reilly Automotive Inc *	53,097	18,441,650
Polaris Industries Inc	148,216	14,962,405
The Scotts Miracle-Gro Co	114,199	8,990,887
Tiffany & Co	152,740	19,698,878
Tractor Supply Co	302,482	27,489,564
Ulta Beauty Inc *	74,965	21,149,126

		254,916,908

Consumer, Non-Cyclical - 28.9%

ABIOMED Inc *	47,606	21,410,799
BioMarin Pharmaceutical Inc *	135,898	13,178,029
CoStar Group Inc *	62,679	26,377,830
DexCom Inc *	100,140	14,324,026
Edwards Lifesciences Corp *	118,613	20,650,523
Glaukos Corp *	161,901	10,507,375
Intuitive Surgical Inc * ‡	38,381	22,030,694
Jazz Pharmaceuticals PLC *	61,263	10,300,148
Laboratory Corp of America Holdings *	74,384	12,919,013
MarketAxess Holdings Inc	50,993	9,101,741
Sprouts Farmers Market Inc *	619,914	16,991,843
Square Inc ‘A’ *	196,140	19,419,821
The Cooper Cos Inc	45,615	12,642,197
The Hershey Co	92,336	9,418,272
TransUnion	241,043	17,735,944
Zoetis Inc	297,246	27,215,844

		264,224,099

Financial - 6.0%

CME Group Inc ‘A’	85,873	14,616,443
First Republic Bank	155,909	14,967,264
Oaktree Capital Group LLC	187,581	7,765,854
SVB Financial Group *	21,286	6,616,328
Western Alliance Bancorp *	183,706	10,451,034

		54,416,923

Industrial - 13.2%

AO Smith Corp	235,975	12,593,986
Expeditors International of Washington Inc	243,242	17,885,584
Fortive Corp	114,622	9,651,172
Harris Corp	85,862	14,528,709
IDEX Corp	103,287	15,561,219
Kansas City Southern	83,122	9,416,060
Spirit AeroSystems Holdings Inc ‘A’	24,638	2,258,566

	Shares	Value
The Middleby Corp *	113,520	$14,683,812
Trex Co Inc *	135,028	10,394,456
Wabtec Corp	130,290	13,664,815

		120,638,379

Technology - 12.7%

Autodesk Inc *	68,829	10,744,895
Cerner Corp *	71,749	4,621,353
Electronic Arts Inc *	183,376	22,094,974
Guidewire Software Inc *	189,276	19,118,769
IPG Photonics Corp *	27,233	4,250,254
Maxim Integrated Products Inc	233,335	13,157,761
Microchip Technology Inc	177,171	13,980,564
ServiceNow Inc *	92,731	18,140,966
Tyler Technologies Inc *	39,874	9,771,522

		115,881,058

Total Common Stocks (Cost $724,946,940)		908,853,104

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $3,676,114; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $3,752,794)	$3,675,985	3,675,985

Total Short-Term Investment (Cost $3,675,985)		3,675,985

TOTAL INVESTMENTS - 99.9% (Cost $728,622,925)		912,529,089

DERIVATIVES - (0.0%)
(See Notes (b) and (c) in Notes to Schedule of Investments)		(9,600)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,243,557

NET ASSETS - 100.0%		$913,763,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2018, an investment with a value of $4,305,000 was fully or partially segregated with the broker(s)/custodian as collateral for open options contracts.

(b)	Purchased options outstanding as of September 30, 2018 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call-RPM International Inc	$70.00	11/16/18	CME	333	$2,331,000	$48,963	$17,040

Total Purchased Options						$48,963	$17,040

(c)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put-RPM International Inc	$60.00	11/16/18	CME	333	$1,998,000	$39,834	($26,640)

Total Written Options						$39,834	($26,640)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$16,246,819	$16,246,819	$-	$-
	Communications	82,528,918	82,528,918	-	-
	Consumer, Cyclical	254,916,908	242,428,910	12,487,998	-
	Consumer, Non-Cyclical	264,224,099	264,224,099	-	-
	Financial	54,416,923	54,416,923	-	-
	Industrial	120,638,379	120,638,379	-	-
	Technology	115,881,058	115,881,058	-	-

	Total Common Stocks	908,853,104	896,365,106	12,487,998	-

	Short-Term Investment	3,675,985	-	3,675,985	-
	Derivatives:
	Equity Contracts
	Purchased Options	17,040	-	17,040	-

	Total Assets	912,546,129	896,365,106	16,181,023	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(26,640)	-	(26,640)	-

	Total Liabilities	(26,640)	-	(26,640)	-

	Total	$912,519,489	$896,365,106	$16,154,383	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Basic Materials - 3.2%

FMC Corp	70,148	$6,115,503
Nutrien Ltd (NYSE) (Canada)	163,084	9,409,947
Steel Dynamics Inc	254,380	11,495,432
The Mosaic Co	252,932	8,215,231
Versum Materials Inc	147,999	5,329,444

		40,565,557

Communications - 1.6%

eBay Inc *	258,412	8,532,764
Expedia Group Inc	45,143	5,890,259
IAC/InterActiveCorp *	18,101	3,922,849
Omnicom Group Inc	38,245	2,601,425

		20,947,297

Consumer, Cyclical - 7.1%

BorgWarner Inc	114,550	4,900,449
Delta Air Lines Inc	221,927	12,834,038
Dollar Tree Inc *	46,353	3,780,087
Hasbro Inc	50,650	5,324,328
KAR Auction Services Inc	71,065	4,241,870
Lear Corp	47,578	6,898,810
Nordstrom Inc	89,110	5,329,669
PACCAR Inc	125,009	8,524,364
Southwest Airlines Co	207,539	12,960,811
WABCO Holdings Inc *	63,084	7,440,127
WESCO International Inc *	93,455	5,742,810
Wyndham Destinations Inc	109,318	4,740,028
Wyndham Hotels & Resorts Inc	150,718	8,375,399

		91,092,790

Consumer, Non-Cyclical - 8.6%

Boston Scientific Corp *	122,621	4,720,908
Coca-Cola European Partners PLC (United Kingdom)	157,922	7,180,713
DaVita Inc *	63,813	4,570,925
ICON PLC *	65,164	10,018,965
Jazz Pharmaceuticals PLC *	24,725	4,157,014
Laboratory Corp of America Holdings *	76,070	13,211,838
ManpowerGroup Inc	78,904	6,782,588
McKesson Corp	115,451	15,314,575
Moody’s Corp	44,902	7,507,614
Nomad Foods Ltd * (United Kingdom)	322,027	6,524,267
Robert Half International Inc	216,970	15,270,349
The Western Union Co	204,027	3,888,755
Universal Health Services Inc ‘B’	53,634	6,856,571
Zimmer Biomet Holdings Inc	36,564	4,807,069

		110,812,151

Energy - 8.2%

Anadarko Petroleum Corp	124,266	8,376,771
Andeavor	75,590	11,603,065
Apergy Corp *	128,910	5,615,320
Cimarex Energy Co	119,783	11,132,632
Diamondback Energy Inc	40,540	5,480,603
Energen Corp *	109,210	9,410,626
Enerplus Corp (NYSE) (Canada)	276,892	3,416,847
EQT Corp	310,068	13,714,308
Marathon Petroleum Corp	132,107	10,564,597
Noble Energy Inc	297,187	9,269,262
Pioneer Natural Resources Co	68,966	12,013,187
TechnipFMC PLC (United Kingdom)	158,339	4,948,094

		105,545,312

	Shares	Value
Financial - 32.5%

Air Lease Corp	166,418	$7,635,258
Alleghany Corp *	35,131	22,924,031
Alliance Data Systems Corp	24,262	5,729,714
American Homes 4 Rent ‘A’ REIT	229,218	5,017,582
Aon PLC	99,310	15,271,892
Boston Properties Inc REIT	135,137	16,634,013
Discover Financial Services	342,369	26,174,110
Douglas Emmett Inc REIT	274,176	10,341,919
Duke Realty Corp REIT	425,867	12,081,847
E*TRADE Financial Corp *	190,920	10,002,299
East West Bancorp Inc	316,386	19,100,223
Equity Residential REIT	182,436	12,088,209
Everest Re Group Ltd	46,995	10,736,948
Fifth Third Bancorp	585,404	16,344,480
Huntington Bancshares Inc	1,314,348	19,610,072
KeyCorp	476,630	9,480,171
Kilroy Realty Corp REIT	64,419	4,618,198
Loews Corp	161,871	8,130,780
Marsh & McLennan Cos Inc	67,940	5,619,997
Navient Corp	350,295	4,721,977
Prologis Inc REIT	118,533	8,035,352
Raymond James Financial Inc	144,148	13,268,823
Regency Centers Corp REIT	157,048	10,156,294
Regions Financial Corp	645,955	11,853,274
Reinsurance Group of America Inc	132,446	19,146,394
Retail Properties of America Inc ‘A’ REIT	309,583	3,773,817
SL Green Realty Corp REIT	163,918	15,986,923
SLM Corp *	586,098	6,534,993
State Street Corp	63,972	5,359,574
SunTrust Banks Inc	265,947	17,762,600
Synchrony Financial	180,631	5,614,011
TD Ameritrade Holding Corp	280,943	14,842,219
The Allstate Corp	179,935	17,759,584
The Travelers Cos Inc	65,158	8,451,644
Torchmark Corp	50,722	4,397,090
WR Berkley Corp	162,251	12,968,722

		418,175,034

Industrial - 18.5%

AMETEK Inc	241,464	19,104,632
Arconic Inc	183,842	4,046,362
Arrow Electronics Inc *	95,769	7,060,091
Belden Inc	81,346	5,808,918
Berry Global Group Inc *	111,591	5,399,888
Cemex SAB de CV ADR * (Mexico)	593,589	4,178,867
Crown Holdings Inc *	134,037	6,433,776
Cummins Inc	57,993	8,471,038
Curtiss-Wright Corp	78,812	10,830,345
Dover Corp	130,518	11,554,759
Eaton Corp PLC	154,011	13,357,374
EnerSys	96,660	8,421,986
Flex Ltd *	323,223	4,240,686
Fluor Corp	65,746	3,819,843
Graphic Packaging Holding Co	641,046	8,981,054
Harris Corp	79,824	13,507,019
Hubbell Inc	47,220	6,307,175
Huntington Ingalls Industries Inc	27,556	7,056,540
Ingersoll-Rand PLC	49,048	5,017,610
ITT Inc	98,005	6,003,786
L3 Technologies Inc	18,631	3,961,323
Masco Corp	331,384	12,128,654
Owens Corning	145,440	7,893,029
Parker-Hannifin Corp	80,428	14,793,122
Spirit AeroSystems Holdings Inc ‘A’	53,234	4,879,961
TE Connectivity Ltd	183,786	16,160,303
Textron Inc	178,661	12,768,902
The Timken Co	122,515	6,107,373

		238,294,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Technology - 11.9%

Activision Blizzard Inc	89,967	$7,484,355
Amdocs Ltd	186,469	12,303,225
CDK Global Inc	132,116	8,265,177
Cognizant Technology Solutions Corp ‘A’	34,984	2,699,016
DXC Technology Co	209,458	19,588,512
Fidelity National Information Services Inc	187,453	20,445,499
HP Inc	665,573	17,151,816
KLA-Tencor Corp	50,873	5,174,293
Leidos Holdings Inc	156,833	10,846,570
Marvell Technology Group Ltd	475,065	9,168,754
NetApp Inc	57,406	4,930,601
NetEase Inc ADR (China)	20,303	4,634,160
Qorvo Inc *	94,801	7,289,249
Skyworks Solutions Inc	37,046	3,360,443
The Dun & Bradstreet Corp	58,442	8,328,569
Western Digital Corp	45,617	2,670,419
Xerox Corp	344,149	9,285,140

		153,625,798

Utilities - 7.0%

Alliant Energy Corp	207,756	8,844,173
American Electric Power Co Inc	43,618	3,091,644
DTE Energy Co	103,336	11,277,057
Edison International	97,429	6,593,995
Entergy Corp	174,975	14,195,722
Evergy Inc	118,887	6,529,274
PG&E Corp *	74,588	3,431,794
Pinnacle West Capital Corp	230,456	18,247,506
Xcel Energy Inc	372,250	17,573,922

		89,785,087

Total Common Stocks (Cost $1,131,847,858)		1,268,843,442

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $10,461,717; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $10,674,173)	$10,461,351	$10,461,351

Total Short-Term Investment (Cost $10,461,351)		10,461,351

TOTAL INVESTMENTS - 99.4% (Cost $1,142,309,209)		1,279,304,793

OTHER ASSETS & LIABILITIES, NET - 0.6%		7,894,894

NET ASSETS - 100.0%		$1,287,199,687

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,268,843,442	$1,268,843,442	$-	$-
	Short-Term Investment	10,461,351	-	10,461,351	-

	Total	$1,279,304,793	$1,268,843,442	$10,461,351	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 7.2%

AdvanSix Inc *	2,691	$91,359
AgroFresh Solutions Inc *	4,226	26,328
AK Steel Holding Corp *	40,547	198,680
Allegheny Technologies Inc *	16,517	488,077
American Vanguard Corp	3,891	70,038
Carpenter Technology Corp	52,690	3,106,075
Century Aluminum Co *	6,131	73,388
Clearwater Paper Corp *	2,083	61,865
Cleveland-Cliffs Inc *	33,177	420,021
Coeur Mining Inc *	20,681	110,230
Commercial Metals Co	15,392	315,844
Compass Minerals International Inc	377	25,334
Energy Fuels Inc *	9,616	31,540
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	20,210	-
Gold Resource Corp	948	4,873
Hawkins Inc	1,293	53,595
HB Fuller Co	1,689	87,271
Hecla Mining Co	53,768	150,013
Ingevity Corp *	10,812	1,101,527
Innophos Holdings Inc	2,195	97,458
Innospec Inc	3,150	241,762
Intrepid Potash Inc *	12,670	45,485
Kaiser Aluminum Corp	1,041	113,531
KMG Chemicals Inc	191	14,432
Koppers Holdings Inc *	784	24,422
Kraton Corp *	351	16,550
Landec Corp *	161,179	2,320,978
Materion Corp	2,657	160,749
Minerals Technologies Inc	37,649	2,545,072
Neenah Inc	376	32,449
OceanaGold Corp (Australia)	795,294	2,401,306
Oil-Dri Corp of America	675	26,028
PH Glatfelter Co	63,651	1,216,371
PolyOne Corp	568	24,833
PQ Group Holdings Inc *	4,923	86,005
Rayonier Advanced Materials Inc	6,679	123,094
Reliance Steel & Aluminum Co	10,497	895,289
Rogers Corp *	1,145	168,681
Schnitzer Steel Industries Inc ‘A’	3,450	93,323
Schweitzer-Mauduit International Inc	3,303	126,538
Sensient Technologies Corp	2,647	202,522
Shiloh Industries Inc *	1,675	18,425
Stepan Co	2,649	230,489
Tahoe Resources Inc (NYSE) *	22,199	61,935
Tronox Ltd ‘A’	6,594	78,798
United States Lime & Minerals Inc	235	18,553
Universal Stainless & Alloy Products Inc *	1,103	28,138
Valhi Inc	2,919	6,655
Verso Corp ‘A’ *	4,222	142,155
Versum Materials Inc	74,201	2,671,978

		20,650,062

Communications - 3.5%

1-800-Flowers.com Inc ‘A’ *	2,514	29,665
Acacia Communications Inc *	3,095	128,040
ADTRAN Inc	6,300	111,195
ATN International Inc	1,414	104,466
Beasley Broadcast Group Inc ‘A’	438	3,022
Boston Omaha Corp ‘A’ *	673	20,123
Calix Inc *	2,903	23,514
Cars.com Inc *	9,248	255,337
Casa Systems Inc *	213	3,142
ChannelAdvisor Corp *	304	3,785
Ciena Corp *	18,881	589,843
Cincinnati Bell Inc *	6,036	96,274

	Shares	Value
Clear Channel Outdoor Holdings Inc ‘A’ *	4,802	$28,572
Clearfield Inc *	503	6,765
Comtech Telecommunications Corp	3,022	109,608
Consolidated Communications Holdings Inc	9,457	123,319
DASAN Zhone Solutions Inc *	738	10,472
eGain Corp *	332	2,689
Entercom Communications Corp ‘A’	16,835	132,997
Entravision Communications Corp ‘A’	7,049	34,540
Finisar Corp *	129,469	2,466,385
Fluent Inc *	4,703	10,112
Frontier Communications Corp *	13,710	88,978
Fusion Connect Inc *	2,393	6,150
Gannett Co Inc	14,677	146,917
Gray Television Inc *	10,427	182,473
Harmonic Inc *	10,995	60,473
Hemisphere Media Group Inc *	1,283	17,898
Houghton Mifflin Harcourt Co *	12,698	88,886
Infinera Corp *	19,509	142,416
Intelsat SA *	6,004	180,120
InterDigital Inc	2,538	203,040
Iridium Communications Inc *	12,598	283,455
KVH Industries Inc *	2,073	27,156
Lands’ End Inc *	1,421	24,939
Leaf Group Ltd *	580	5,800
Liberty Expedia Holdings Inc ‘A’ *	6,685	314,462
Liberty Latin America Ltd ‘A’ * (Chile)	5,853	121,977
Liberty Latin America Ltd ‘C’ * (Chile)	14,951	308,439
Liquidity Services Inc *	3,361	21,342
LiveRamp Holdings Inc *	5,059	249,965
Maxar Technologies Ltd	7,457	246,603
Meredith Corp	5,176	264,235
MSG Networks Inc ‘A’ *	7,815	201,627
NeoPhotonics Corp *	4,848	40,238
NETGEAR Inc *	3,178	199,737
New Media Investment Group Inc	8,036	126,085
NII Holdings Inc *	11,904	69,757
Oclaro Inc *	22,126	197,806
pdvWireless Inc *	1,268	42,985
Perficient Inc *	2,747	73,208
Preformed Line Products Co	406	28,534
Ribbon Communications Inc *	7,081	48,363
RigNet Inc *	1,717	34,941
Saga Communications Inc ‘A’	501	18,111
Scholastic Corp	3,713	173,360
Sinclair Broadcast Group Inc ‘A’	5,071	143,763
Spok Holdings Inc	2,448	37,699
TEGNA Inc	28,446	340,214
Telaria Inc *	3,827	14,504
The EW Scripps Co ‘A’	5,987	98,786
The Meet Group Inc *	9,383	46,446
The New York Times Co ‘A’	3,314	76,719
Value Line Inc	61	1,519
ViaSat Inc *	7,238	462,870
Viavi Solutions Inc *	18,877	214,065
Web.com Group Inc *	458	12,778
WideOpenWest Inc *	4,115	46,129
Windstream Holdings Inc *	5,496	26,930

		10,056,763

Consumer, Cyclical - 9.4%

Abercrombie & Fitch Co ‘A’	8,962	189,277
Acushnet Holdings Corp	4,547	124,724
Altra Industrial Motion Corp	2,220	91,686
AMC Entertainment Holdings Inc ‘A’	6,851	140,445
America’s Car-Mart Inc *	534	41,759
American Axle & Manufacturing Holdings Inc *	14,565	254,014
American Eagle Outfitters Inc	2,172	53,931
Anixter International Inc *	3,894	273,748
Ascena Retail Group Inc *	23,536	107,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
AV Homes Inc *	1,200	$24,000
Barnes & Noble Education Inc *	5,012	28,869
Barnes & Noble Inc	8,189	47,496
Bassett Furniture Industries Inc	1,374	29,198
BBX Capital Corp	8,812	65,385
Beacon Roofing Supply Inc *	2,381	86,168
Beazer Homes USA Inc *	4,165	43,733
Bed Bath & Beyond Inc	17,758	266,370
Belmond Ltd ‘A’ * (United Kingdom)	10,282	187,646
Big 5 Sporting Goods Corp	2,616	13,342
Big Lots Inc	4,048	169,166
Biglari Holdings Inc ‘A’ *	11	10,142
Biglari Holdings Inc ‘B’ *	131	23,757
BJ’s Wholesale Club Holdings Inc *	2,455	65,745
Blue Bird Corp *	1,021	25,015
BMC Stock Holdings Inc *	8,226	153,415
Bojangles’ Inc *	2,314	36,330
Boyd Gaming Corp	953	32,259
Brinker International Inc	56,572	2,643,610
Caleres Inc	101,450	3,637,997
Callaway Golf Co	4,104	99,686
Cannae Holdings Inc *	9,182	192,363
Carrols Restaurant Group Inc *	709	10,351
Century Casinos Inc *	3,873	28,893
Century Communities Inc *	3,198	83,947
Chico’s FAS Inc	16,717	144,936
Chuy’s Holdings Inc *	439	11,524
Citi Trends Inc	1,723	49,571
Clarus Corp	2,469	27,282
CompX International Inc	354	4,814
Conn’s Inc *	1,367	48,323
Cooper Tire & Rubber Co	6,589	186,469
Cooper-Standard Holdings Inc *	2,330	279,553
Core-Mark Holding Co Inc	5,509	187,086
Culp Inc	1,438	34,800
Daktronics Inc	4,772	37,412
Dana Inc	1,368	25,541
Del Frisco’s Restaurant Group Inc *	4,292	35,624
Del Taco Restaurants Inc *	4,231	49,968
Denny’s Corp *	2,133	31,398
Dillard’s Inc ‘A’	1,532	116,953
Dine Brands Global Inc	902	73,342
DSW Inc ‘A’	9,002	304,988
El Pollo Loco Holdings Inc *	2,830	35,517
Empire Resorts Inc *	237	2,204
Eros International PLC * (India)	2,314	27,884
Escalade Inc	1,381	17,746
Essendant Inc	5,039	64,600
Ethan Allen Interiors Inc	3,129	64,927
Express Inc *	9,592	106,088
EZCORP Inc ‘A’ *	6,801	72,771
Fiesta Restaurant Group Inc *	652	17,441
Flexsteel Industries Inc	997	29,651
Fossil Group Inc *	4,653	108,322
Foundation Building Materials Inc *	1,542	19,229
Francesca’s Holdings Corp *	4,666	17,311
G-III Apparel Group Ltd *	4,049	195,121
Gaia Inc *	561	8,639
GameStop Corp ‘A’	12,953	197,792
Genesco Inc *	2,562	120,670
Gentherm Inc *	4,794	217,887
GMS Inc *	267	6,194
GNC Holdings Inc ‘A’ *	11,043	45,718
Green Brick Partners Inc *	3,308	33,411
Group 1 Automotive Inc	2,525	163,872
Guess? Inc	7,569	171,059
H&E Equipment Services Inc	945	35,702
Haverty Furniture Cos Inc	2,449	54,123
Hawaiian Holdings Inc	6,660	267,066
Herman Miller Inc	1,206	46,310

	Shares	Value
Hibbett Sports Inc *	2,542	$47,790
Hooker Furniture Corp	861	29,102
Hovnanian Enterprises Inc ‘A’ *	12,442	19,907
Interface Inc	741	17,302
International Speedway Corp ‘A’	3,193	139,853
J Alexander’s Holdings Inc *	1,634	19,445
J. Jill Inc *	2,205	13,627
Jack in the Box Inc	2,991	250,736
JC Penney Co Inc *	42,466	70,494
Johnson Outdoors Inc ‘A’	253	23,526
KB Home	8,875	212,201
Kimball International Inc ‘B’	767	12,847
Kirkland’s Inc *	1,584	15,983
Knoll Inc	475	11,139
La-Z-Boy Inc	3,591	113,476
LCI Industries	25,271	2,092,439
Lifetime Brands Inc	1,502	16,372
Lithia Motors Inc ‘A’	1,161	94,807
Lumber Liquidators Holdings Inc *	758	11,741
M/I Homes Inc *	3,017	72,197
MarineMax Inc *	1,311	27,859
Marriott Vacations Worldwide Corp	869	97,111
MDC Holdings Inc	5,985	177,036
Meritage Homes Corp *	4,778	190,642
Mesa Air Group Inc *	966	13,389
Methode Electronics Inc	2,512	90,934
Miller Industries Inc	1,376	37,014
Mobile Mini Inc	689	30,213
Modine Manufacturing Co *	5,509	82,084
Monarch Casino & Resort Inc *	327	14,862
Motorcar Parts of America Inc *	2,488	58,344
Movado Group Inc	2,003	83,926
National CineMedia Inc	10,411	110,252
Nautilus Inc *	374	5,217
Navistar International Corp *	6,142	236,467
New York & Co Inc *	1,411	5,446
Nexeo Solutions Inc *	4,353	53,324
Office Depot Inc	72,983	234,275
Papa John’s International Inc	1,583	81,176
Party City Holdco Inc *	7,011	94,999
PC Connection Inc *	1,525	59,307
Penn National Gaming Inc *	9,904	326,040
Perry Ellis International Inc *	1,659	45,340
PetIQ Inc *	79	3,105
Pier 1 Imports Inc *	10,539	15,809
RCI Hospitality Holdings Inc	325	9,623
Reading International Inc ‘A’ *	2,178	34,412
Red Lion Hotels Corp *	2,184	27,300
Red Robin Gourmet Burgers Inc *	1,675	67,251
Regis Corp *	4,786	97,778
REV Group Inc	55,816	876,311
Rite Aid Corp *	138,571	177,371
Rocky Brands Inc	912	25,810
Rush Enterprises Inc ‘A’	2,154	84,674
Rush Enterprises Inc ‘B’	358	14,281
Sally Beauty Holdings Inc *	11,684	214,869
ScanSource Inc *	3,314	132,229
Sears Holdings Corp *	4,376	4,235
Shoe Carnival Inc	1,363	52,475
Signet Jewelers Ltd (NYSE)	7,772	512,408
SkyWest Inc	6,702	394,748
Sonic Automotive Inc ‘A’	3,265	63,178
Sonic Corp	2,022	87,633
Sonos Inc *	1,056	16,938
Speedway Motorsports Inc	1,555	27,757
Spirit Airlines Inc *	9,030	424,139
Standard Motor Products Inc	2,794	137,521
Steelcase Inc ‘A’	11,185	206,922
Superior Industries International Inc	3,275	55,839
Systemax Inc	409	13,472

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Taylor Morrison Home Corp ‘A’ *	12,570	$226,763
Tenneco Inc ‘A’	1,278	53,855
The Buckle Inc	3,121	71,939
The Cato Corp ‘A’	3,029	63,670
The Container Store Group Inc *	1,981	21,989
The Habit Restaurants Inc ‘A’ *	2,713	43,272
The Lovesac Co *	234	5,845
The Marcus Corp	2,553	107,354
The New Home Co Inc *	1,883	15,177
The St Joe Co *	4,590	77,112
Thor Industries Inc	15,191	1,271,487
Tile Shop Holdings Inc	2,569	18,368
Tilly’s Inc ‘A’ *	1,665	31,552
Titan International Inc	95,818	710,970
Titan Machinery Inc *	2,589	40,091
Tower International Inc	2,597	78,559
Town Sports International Holdings Inc *	1,748	15,120
TRI Pointe Group Inc *	18,853	233,777
Triton International Ltd (Bermuda)	6,876	228,765
Tupperware Brands Corp	6,598	220,703
Unifi Inc *	2,050	58,076
UniFirst Corp	1,738	301,804
Universal Electronics Inc *	1,771	69,689
Vera Bradley Inc *	3,049	46,528
Veritiv Corp *	1,488	54,163
Vista Outdoor Inc *	7,509	134,336
Wabash National Corp	5,474	99,791
Weyco Group Inc	834	29,340
William Lyon Homes ‘A’ *	3,530	56,092
Wingstop Inc	292	19,935
World Fuel Services Corp	8,815	243,999
Zoe’s Kitchen Inc *	2,567	32,652
Zumiez Inc *	1,770	46,639

		27,026,607

Consumer, Non-Cyclical - 8.8%

AAC Holdings Inc *	814	6,211
Aaron’s Inc	9,123	496,839
Abeona Therapeutics Inc *	405	5,184
ABM Industries Inc	8,610	277,672
Acacia Research Corp *	6,664	21,325
Acceleron Pharma Inc *	853	48,817
ACCO Brands Corp	13,668	154,448
Achaogen Inc *	484	1,931
Achillion Pharmaceuticals Inc *	16,988	62,516
Aclaris Therapeutics Inc *	599	8,697
Acorda Therapeutics Inc *	4,945	97,169
Adamas Pharmaceuticals Inc *	1,453	29,089
Adtalem Global Education Inc *	7,867	379,189
Adverum Biotechnologies Inc *	6,758	40,886
Akebia Therapeutics Inc *	912	8,053
Akorn Inc *	10,632	138,003
Albireo Pharma Inc *	947	31,213
Alder Biopharmaceuticals Inc *	1,506	25,075
Alico Inc	484	16,359
Allakos Inc *	169	7,603
AMAG Pharmaceuticals Inc *	4,639	92,780
American Public Education Inc *	2,047	67,653
American Renal Associates Holdings Inc *	162	3,507
Amphastar Pharmaceuticals Inc *	2,928	56,335
AngioDynamics Inc *	4,787	104,069
Anika Therapeutics Inc *	1,862	78,539
Aptinyx Inc *	276	7,993
Aratana Therapeutics Inc *	3,026	17,672
Arbutus Biopharma Corp * (Canada)	3,438	32,489
Arcus Biosciences Inc *	223	3,109
Ardelyx Inc *	5,603	24,373
Arena Pharmaceuticals Inc *	1,328	61,115
Arlo Technologies Inc *	817	11,855
ArQule Inc *	1,067	6,039

	Shares	Value
Assertio Therapeutics Inc *	1,040	$6,115
Audentes Therapeutics Inc *	339	13,421
Avanos Medical Inc *	6,187	423,809
AVEO Pharmaceuticals Inc *	5,592	18,510
Avrobio Inc *	120	6,224
B&G Foods Inc	7,727	212,106
Bellicum Pharmaceuticals Inc *	1,737	10,700
BioCryst Pharmaceuticals Inc *	2,345	17,892
BioScrip Inc *	15,072	46,723
BioTime Inc *	9,155	21,514
BrightView Holdings Inc *	1,407	22,582
Brookdale Senior Living Inc *	24,353	239,390
Cadiz Inc *	2,924	32,603
CAI International Inc *	1,323	30,257
Cal-Maine Foods Inc	2,461	118,866
Calithera Biosciences Inc *	4,167	21,877
Cambium Learning Group Inc *	1,602	18,968
Cambrex Corp *	17,640	1,206,576
Cara Therapeutics Inc *	578	13,843
Cardtronics PLC ‘A’ *	1,034	32,716
CareDx Inc *	246	7,097
Carriage Services Inc	1,315	28,338
CASI Pharmaceuticals Inc *	648	3,026
Catalyst Biosciences Inc *	1,594	17,183
CBIZ Inc *	6,595	156,302
Cellular Biomedicine Group Inc *	356	6,461
Central Garden & Pet Co *	338	12,182
Central Garden & Pet Co ‘A’ *	1,179	39,072
Cerus Corp *	1,778	12,819
Chimerix Inc *	6,141	23,888
Civitas Solutions Inc *	614	9,057
Community Health Systems Inc *	11,597	40,126
Concert Pharmaceuticals Inc *	2,878	42,710
CONMED Corp	2,087	165,332
Corium International Inc *	409	3,890
Corvus Pharmaceuticals Inc *	197	1,690
CRA International Inc	779	39,121
Cross Country Healthcare Inc *	4,764	41,590
CryoLife Inc *	1,539	54,173
Cymabay Therapeutics Inc *	1,858	20,587
Cytokinetics Inc *	528	5,201
Dairy Crest Group PLC (United Kingdom)	343,073	2,042,879
Darling Ingredients Inc *	21,593	417,177
Dean Foods Co	12,222	86,776
Diplomat Pharmacy Inc *	1,536	29,814
Dynavax Technologies Corp *	937	11,619
Edgewell Personal Care Co *	7,050	325,921
Emerald Expositions Events Inc	3,331	54,895
Endo International PLC *	27,803	467,924
Endocyte Inc *	751	13,338
Ennis Inc	3,359	68,692
Epizyme Inc *	1,963	20,808
EVERTEC Inc	1,332	32,101
Evo Payments Inc ‘A’ *	458	10,946
Farmer Brothers Co *	1,345	35,508
Five Prime Therapeutics Inc *	4,416	61,471
FONAR Corp *	685	17,057
Fresh Del Monte Produce Inc	3,970	134,543
FTI Consulting Inc *	4,949	362,217
Great Lakes Dredge & Dock Corp *	7,729	47,920
Harvard Bioscience Inc *	4,286	22,502
Helen of Troy Ltd *	3,247	425,032
Hertz Global Holdings Inc *	7,163	116,972
Hill-Rom Holdings Inc	10,344	976,474
HMS Holdings Corp *	1,432	46,984
Hostess Brands Inc *	13,016	144,087
Huron Consulting Group Inc *	22,093	1,091,394
ICF International Inc	2,069	156,106
Immune Design Corp *	4,362	15,049
Immunomedics Inc *	1,663	34,640

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Ingles Markets Inc ‘A’	1,762	$60,349
Integer Holdings Corp *	1,089	90,333
Inter Parfums Inc	180	11,601
Intra-Cellular Therapies Inc *	3,059	66,380
Invacare Corp	4,409	64,151
K12 Inc *	4,803	85,013
Karyopharm Therapeutics Inc *	646	11,001
Kelly Services Inc ‘A’	4,067	97,730
Lancaster Colony Corp	678	101,164
Lannett Co Inc *	4,006	19,029
Lantheus Holdings Inc *	278	4,156
Laureate Education Inc ‘A’ *	10,972	169,408
LifePoint Health Inc *	4,689	301,972
Limoneira Co	1,351	35,275
LivaNova PLC *	1,341	166,244
LSC Communications Inc	4,317	47,746
Luminex Corp	3,139	95,143
Magellan Health Inc *	3,252	234,307
Mallinckrodt PLC *	10,889	319,157
Maple Leaf Foods Inc (Canada)	126,494	3,041,771
Matthews International Corp ‘A’	4,100	205,615
Melinta Therapeutics Inc *	4,417	17,447
Menlo Therapeutics Inc *	855	8,422
Meridian Bioscience Inc	611	9,104
MGP Ingredients Inc	190	15,006
Minerva Neurosciences Inc *	435	5,459
Miragen Therapeutics Inc *	547	3,052
Molecular Templates Inc *	1,178	6,349
MoneyGram International Inc *	3,999	21,395
Myriad Genetics Inc *	1,060	48,760
NanoString Technologies Inc *	292	5,206
NantKwest Inc *	3,207	11,866
National HealthCare Corp	1,559	117,502
National Research Corp ‘A’	107	4,130
Natural Grocers by Vitamin Cottage Inc *	1,105	18,663
Nature’s Sunshine Products Inc *	1,199	10,491
Navigant Consulting Inc	5,788	133,471
Neos Therapeutics Inc *	343	1,664
NewLink Genetics Corp *	3,683	8,802
Novavax Inc *	32,384	60,882
Nymox Pharmaceutical Corp * (Canada)	3,118	7,670
OPKO Health Inc *	42,303	146,368
OraSure Technologies Inc *	474	7,323
Orthofix Medical Inc *	578	33,414
Ovid therapeutics Inc *	461	2,614
Owens & Minor Inc	8,036	132,755
Patterson Cos Inc	10,729	262,324
PDL BioPharma Inc *	18,444	48,508
Phibro Animal Health Corp ‘A’	178	7,636
Portola Pharmaceuticals Inc *	650	17,310
Prestige Consumer Healthcare Inc *	6,828	258,713
Prothena Corp PLC * (Ireland)	5,421	70,907
Pyxus International Inc *	1,122	25,806
Quad/Graphics Inc	4,109	85,632
R1 RCM Inc *	1,346	13,675
Ra Pharmaceuticals Inc *	1,825	33,014
Rent-A-Center Inc *	5,982	86,021
Resources Connection Inc	2,802	46,513
resTORbio Inc *	799	12,097
Revlon Inc ‘A’ *	165	3,680
Rigel Pharmaceuticals Inc *	2,082	6,683
Rockwell Medical Inc *	321	1,355
Rosetta Stone Inc *	2,128	42,326
RR Donnelley & Sons Co	9,526	51,440
RTI Surgical Inc *	6,136	27,612
Rubius Therapeutics Inc *	234	5,616
Sanderson Farms Inc	2,690	278,065
scPharmaceuticals Inc *	891	5,230
SEACOR Marine Holdings Inc *	2,129	48,179
SeaSpine Holdings Corp *	1,509	23,480

	Shares	Value
Seneca Foods Corp ‘A’ *	921	$31,038
Smart & Final Stores Inc *	2,706	15,424
SP Plus Corp *	2,141	78,147
SpartanNash Co	4,670	93,680
Spectrum Pharmaceuticals Inc *	1,079	18,127
Spero Therapeutics Inc *	838	8,807
STERIS PLC	9,047	1,034,977
SUPERVALU Inc *	5,005	161,261
Surgery Partners Inc *	2,254	37,191
Syndax Pharmaceuticals Inc *	1,193	9,639
Syneos Health Inc *	7,487	385,955
Synlogic Inc *	2,060	29,273
Team Inc *	55,913	1,258,042
Tejon Ranch Co *	2,808	60,962
Tetraphase Pharmaceuticals Inc *	6,937	19,146
Textainer Group Holdings Ltd *	3,586	45,901
The Andersons Inc	3,560	134,034
The Hackett Group Inc	277	5,582
The Medicines Co *	678	20,279
The Simply Good Foods Co *	8,077	157,098
Tocagen Inc *	219	3,414
Tootsie Roll Industries Inc	1,835	53,674
Travelport Worldwide Ltd	13,417	226,345
Tricida Inc *	242	7,393
Triple-S Management Corp ‘B’ *	2,981	56,311
TrueBlue Inc *	4,971	129,495
United Natural Foods Inc *	6,641	198,898
Universal Corp	3,273	212,745
Utah Medical Products Inc	81	7,630
Vector Group Ltd	7,548	104,009
Vectrus Inc *	1,503	46,879
Viad Corp	1,095	64,879
Village Super Market Inc ‘A’	1,029	27,989
Weight Watchers International Inc *	296	21,309
Weis Markets Inc	1,285	55,769
XOMA Corp *	404	7,098
Zogenix Inc *	1,378	68,349

		25,363,121

Energy - 7.3%

Abraxas Petroleum Corp *	1,107	2,579
Adams Resources & Energy Inc	326	13,842
Advanced Emissions Solutions Inc	310	3,708
Alta Mesa Resources Inc *	12,866	53,780
Amyris Inc *	3,513	27,893
Approach Resources Inc *	6,522	14,544
Arch Coal Inc ‘A’	2,400	214,560
Archrock Inc	16,611	202,654
Basic Energy Services Inc *	2,573	25,704
Berry Petroleum Corp	1,028	18,113
Bonanza Creek Energy Inc *	2,443	72,753
Bristow Group Inc *	4,504	54,634
C&J Energy Services Inc *	8,481	176,405
California Resources Corp *	5,932	287,880
Callon Petroleum Co *	30,073	360,575
CARBO Ceramics Inc *	2,758	19,996
Clean Energy Fuels Corp *	18,136	47,154
Cloud Peak Energy Inc *	9,899	22,768
CONSOL Energy Inc *	2,188	89,292
CVR Energy Inc	124	4,987
Dawson Geophysical Co *	2,752	17,035
Delek US Holdings Inc	880	37,338
Denbury Resources Inc *	32,339	200,502
Diamond Offshore Drilling Inc *	8,543	170,860
Dril-Quip Inc *	4,955	258,899
Earthstone Energy Inc ‘A’ *	2,067	19,388
Eclipse Resources Corp *	6,282	7,476
Energen Corp *	30,584	2,635,423
Energy XXI Gulf Coast Inc *	3,764	31,467
Enphase Energy Inc *	11,658	56,541

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
EP Energy Corp ‘A’ *	5,789	$13,546
Era Group Inc *	2,662	32,876
Exterran Corp *	4,273	113,363
Flotek Industries Inc *	7,436	17,846
Forum Energy Technologies Inc *	10,661	110,341
Frank’s International NV *	9,775	84,847
FTS International Inc *	4,274	50,390
FuelCell Energy Inc *	10,841	11,600
FutureFuel Corp	3,460	64,148
Goodrich Petroleum Corp *	307	4,310
Green Plains Inc	5,332	91,710
Gulfmark Offshore Inc *	489	18,240
Gulfport Energy Corp *	23,126	240,742
Halcon Resources Corp *	18,043	80,652
Hallador Energy Co	2,451	15,245
Helix Energy Solutions Group Inc *	18,414	181,930
HighPoint Resources Corp *	14,669	71,585
Hunting PLC * (United Kingdom)	329,858	3,342,365
Independence Contract Drilling Inc *	3,070	15,166
Isramco Inc *	74	9,032
Keane Group Inc *	310	3,835
KLX Energy Services Holdings Inc *	2,665	85,307
Laredo Petroleum Inc *	14,277	116,643
Matador Resources Co *	1,053	34,802
Matrix Service Co *	3,533	87,088
McDermott International Inc *	23,628	435,464
Midstates Petroleum Co Inc *	1,968	17,535
MRC Global Inc *	5,107	95,858
Murphy USA Inc *	3,244	277,232
NACCO Industries Inc ‘A’	509	16,670
Natural Gas Services Group Inc *	22,976	484,794
NCS Multistage Holdings Inc *	1,295	21,380
Newpark Resources Inc *	11,339	117,359
Nine Energy Service Inc *	1,956	59,815
Noble Corp PLC *	32,130	225,874
Northern Oil & Gas Inc *	19,244	76,976
NOW Inc *	14,109	233,504
Oasis Petroleum Inc *	35,484	503,163
Ocean Rig UDW Inc ‘A’ * (Cyprus)	7,187	248,814
Oceaneering International Inc *	12,992	358,579
Oil States International Inc *	76,897	2,552,980
Ormat Technologies Inc	5,258	284,510
Panhandle Oil & Gas Inc ‘A’	1,109	20,461
Par Pacific Holdings Inc *	3,932	80,213
Pattern Energy Group Inc ‘A’	10,559	209,807
PDC Energy Inc *	8,752	428,498
Peabody Energy Corp	10,315	367,627
PHI Inc *	1,449	13,534
Pioneer Energy Services Corp *	9,480	27,966
Quintana Energy Services Inc *	716	5,255
Ramaco Resources Inc *	81	604
Renewable Energy Group Inc *	4,472	128,794
Resolute Energy Corp *	2,687	101,595
REX American Resources Corp *	729	55,076
Ring Energy Inc *	428	4,242
Rowan Cos PLC ‘A’ *	70,648	1,330,302
SandRidge Energy Inc *	4,145	45,056
SEACOR Holdings Inc *	2,244	110,876
Select Energy Services Inc ‘A’ *	4,709	55,755
SemGroup Corp ‘A’	10,201	224,932
SilverBow Resources Inc *	970	25,870
Smart Sand Inc *	2,984	12,264
Southwestern Energy Co *	77,627	396,674
SunCoke Energy Inc *	8,560	99,467
Sunrun Inc *	12,440	154,754
Superior Energy Services Inc *	19,821	193,057
Talos Energy Inc *	2,629	86,284
TerraForm Power Inc ‘A’	8,079	93,312
TETRA Technologies Inc *	2,247	10,134
Thermon Group Holdings Inc *	3,037	78,294

	Shares	Value
Trecora Resources *	2,838	$39,732
Ultra Petroleum Corp *	21,561	24,148
Unit Corp *	6,735	175,514
US Silica Holdings Inc	4,085	76,921
Vivint Solar Inc *	3,054	15,881
W&T Offshore Inc *	12,583	121,300
Warrior Met Coal Inc	5,696	154,020
WildHorse Resource Development Corp *	283	6,690

		21,031,775

Financial - 34.6%

1st Constitution Bancorp	888	18,382
1st Source Corp	2,067	108,766
Acadia Realty Trust REIT	10,673	299,164
Access National Corp	31,522	854,561
ACNB Corp	929	34,559
AG Mortgage Investment Trust Inc REIT	3,334	60,612
Agree Realty Corp REIT	4,009	212,958
Aircastle Ltd	7,382	161,740
Alexander & Baldwin Inc REIT	9,025	204,777
Allegiance Bancshares Inc *	1,248	52,042
Altisource Portfolio Solutions SA *	1,265	40,771
Amalgamated Bank ‘A’ *	1,098	21,180
Ambac Financial Group Inc *	5,567	113,678
American Assets Trust Inc REIT	5,073	189,172
American Equity Investment Life Holding Co	11,794	417,036
American National Bankshares Inc	1,134	44,226
American Realty Investors Inc *	244	4,128
AMERISAFE Inc	2,472	153,140
Ames National Corp	1,185	32,291
AmTrust Financial Services Inc *	12,480	181,210
Annaly Capital Management Inc REIT	5,566	56,938
Anworth Mortgage Asset Corp REIT	13,646	63,181
Apollo Commercial Real Estate Finance Inc REIT	16,396	309,393
Arbor Realty Trust Inc REIT	5,089	58,422
Ares Commercial Real Estate Corp REIT	3,687	51,507
Argo Group International Holdings Ltd	4,213	265,630
Arlington Asset Investment Corp ‘A’	3,728	34,820
Armada Hoffler Properties Inc REIT	4,365	65,955
ARMOUR Residential REIT Inc	5,533	124,216
Arrow Financial Corp	1,630	60,328
Ashford Hospitality Trust Inc REIT	11,385	72,750
Associated Capital Group Inc ‘A’	326	13,871
Atlantic Capital Bancshares Inc *	1,081	18,107
Auburn National Bancorporation Inc	299	11,458
B. Riley Financial Inc	2,753	62,355
Banc of California Inc	5,667	107,106
BancFirst Corp	1,815	108,809
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	4,029	84,287
BancorpSouth Bank	12,392	405,218
Bank of Commerce Holdings	2,051	25,022
Bank of Marin Bancorp	909	76,265
BankFinancial Corp	1,910	30,445
Bankwell Financial Group Inc	666	20,886
Banner Corp	4,253	264,409
Bar Harbor Bankshares	1,936	55,602
Baycom Corp *	1,381	36,845
BCB Bancorp Inc	1,907	26,412
Beneficial Bancorp Inc	8,938	151,052
Berkshire Hills Bancorp Inc	5,358	218,071
Blackstone Mortgage Trust Inc ‘A’ REIT	14,785	495,445
Blucora Inc *	1,761	70,880
Blue Hills Bancorp Inc	1,639	39,500
Bluerock Residential Growth REIT Inc	2,775	27,195
Boston Private Financial Holdings Inc	10,687	145,878
Braemar Hotels & Resorts Inc REIT	3,967	46,692
Brandywine Realty Trust REIT	95,986	1,508,900
Bridge Bancorp Inc	2,190	72,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Bridgewater Bancshares Inc *	613	$7,981
BrightSphere Investment Group PLC	1,572	19,493
Brookline Bancorp Inc	10,420	174,014
BRT Apartments Corp REIT	1,086	13,075
Bryn Mawr Bank Corp	52,278	2,451,838
BSB Bancorp Inc *	811	26,439
Business First Bancshares Inc	1,247	33,108
Byline Bancorp Inc *	2,106	47,806
C&F Financial Corp	431	25,321
Cadence BanCorp	6,276	163,929
Cambridge Bancorp	301	27,087
Camden National Corp	2,092	90,876
Capital City Bank Group Inc	1,546	36,084
Capitol Federal Financial Inc	17,079	217,586
Capstar Financial Holdings Inc	766	12,792
Capstead Mortgage Corp REIT	11,900	94,129
CareTrust REIT Inc	9,979	176,728
Carolina Financial Corp	779	29,384
CatchMark Timber Trust Inc ‘A’ REIT	6,536	74,706
Cathay General Bancorp	10,187	422,149
CB Financial Services Inc	584	18,016
CBL & Associates Properties Inc REIT	22,956	91,594
CBTX Inc	2,483	88,246
Cedar Realty Trust Inc REIT	12,314	57,383
CenterState Bank Corp	11,956	335,366
Central Pacific Financial Corp	3,454	91,289
Central Valley Community Bancorp	1,515	32,739
Century Bancorp Inc ‘A’	393	28,394
Chatham Lodging Trust REIT	5,842	122,039
Chemical Financial Corp	70,743	3,777,676
Chemung Financial Corp	416	17,651
Cherry Hill Mortgage Investment Corp REIT	2,115	38,282
Chesapeake Lodging Trust REIT	7,884	252,840
Citizens & Northern Corp	1,633	42,703
Citizens Inc *	6,506	54,650
City Holding Co	1,777	136,474
City Office REIT Inc	3,990	50,354
Civista Bancshares Inc	1,356	32,666
CNB Financial Corp	1,788	51,602
CNO Financial Group Inc	21,650	459,413
Coastal Financial Corp *	689	11,713
Codorus Valley Bancorp Inc	1,161	36,270
Colony Credit Real Estate Inc REIT	11,059	243,187
Columbia Banking System Inc	95,751	3,712,266
Columbia Financial Inc *	6,642	110,921
Community Bank System Inc	6,625	404,589
Community Bankers Trust Corp *	2,905	25,564
Community Healthcare Trust Inc REIT	2,332	72,245
Community Trust Bancorp Inc	2,038	94,461
ConnectOne Bancorp Inc	2,791	66,286
Consolidated-Tomoka Land Co	357	22,234
CoreCivic Inc REIT	15,650	380,765
CorEnergy Infrastructure Trust Inc REIT	1,590	59,752
CorePoint Lodging Inc REIT	5,486	106,703
County Bancorp Inc	716	17,972
Cousins Properties Inc REIT	55,509	493,475
Cowen Inc *	1,901	30,986
Crawford & Co ‘B’	1,507	13,879
Cushman & Wakefield PLC *	1,536	26,097
Customers Bancorp Inc *	2,681	63,084
CVB Financial Corp	14,648	326,943
DiamondRock Hospitality Co REIT	27,314	318,754
Dime Community Bancshares Inc	4,158	74,220
Donegal Group Inc ‘A’	1,327	18,857
Drive Shack Inc *	455	2,712
Dynex Capital Inc REIT	7,001	44,666
Eagle Bancorp Inc *	791	40,025
Easterly Government Properties Inc REIT	6,137	118,874
eHealth Inc *	2,519	71,187
EMC Insurance Group Inc	1,206	29,812

	Shares	Value
Employers Holdings Inc	4,171	$188,946
Encore Capital Group Inc *	3,419	122,571
Enstar Group Ltd * (Bermuda)	1,578	329,013
Entegra Financial Corp *	654	17,364
Enterprise Bancorp Inc	1,227	42,197
Enterprise Financial Services Corp	1,978	104,933
Equity Bancshares Inc ‘A’ *	1,199	47,073
Esquire Financial Holdings Inc *	412	10,284
ESSA Bancorp Inc	1,192	19,382
Essent Group Ltd *	6,252	276,651
Essential Properties Realty Trust Inc REIT	4,078	57,867
Evans Bancorp Inc	624	29,297
Exantas Capital Corp REIT	4,026	44,205
Farmers & Merchants Bancorp Inc	127	5,409
Farmers National Banc Corp	3,414	52,234
Farmland Partners Inc REIT	4,308	28,864
FB Financial Corp	1,110	43,490
FBL Financial Group Inc ‘A’	1,295	97,449
FCB Financial Holdings Inc ‘A’ *	699	33,133
Federal Agricultural Mortgage Corp ‘C’	817	58,971
Federated Investors Inc ‘B’	3,419	82,466
FedNat Holding Co	740	18,855
FGL Holdings *	18,665	167,052
Fidelity D&D Bancorp Inc	349	24,074
Fidelity Southern Corp	2,862	70,920
Financial Institutions Inc	2,078	65,249
First Bancorp Inc	1,325	38,385
First Bancorp NC	3,913	158,516
First BanCorp PR *	27,896	253,854
First Bank	2,114	27,799
First Busey Corp	5,776	179,345
First Business Financial Services Inc	1,096	25,405
First Choice Bancorp	1,189	32,210
First Commonwealth Financial Corp	13,146	212,176
First Community Bancshares Inc	2,222	75,281
First Community Corp	909	21,998
First Connecticut Bancorp Inc	1,513	44,709
First Defiance Financial Corp	2,601	78,316
First Financial Bancorp	12,579	373,596
First Financial Corp	1,529	76,756
First Financial Northwest Inc	1,090	18,061
First Foundation Inc *	3,363	52,530
First Guaranty Bancshares Inc	695	17,855
First Horizon National Corp	192,252	3,318,270
First Industrial Realty Trust Inc REIT	12,942	406,379
First Internet Bancorp	1,268	38,611
First Interstate BancSystem Inc ‘A’	4,342	194,522
First Merchants Corp	6,524	293,515
First Mid-Illinois Bancshares Inc	1,579	63,681
First Midwest Bancorp Inc	13,583	361,172
First Northwest Bancorp *	1,223	18,834
First Savings Financial Group Inc	189	12,905
First United Corp	884	16,619
Flagstar Bancorp Inc *	3,882	122,167
Flushing Financial Corp	3,609	88,060
Focus Financial Partners Inc ‘A’ *	1,014	48,124
Forestar Group Inc *	1,419	30,083
Four Corners Property Trust Inc REIT	2,837	72,883
Franklin Financial Network Inc *	1,712	66,939
Franklin Street Properties Corp REIT	13,773	110,046
Front Yard Residential Corp REIT	6,685	72,532
FRP Holdings Inc *	772	47,941
FS Bancorp Inc	157	8,748
Fulton Financial Corp	22,695	377,872
GAIN Capital Holdings Inc	3,751	24,382
GAMCO Investors Inc ‘A’	269	6,300
Genworth Financial Inc ‘A’ *	66,362	276,730
German American Bancorp Inc	16,782	592,069
Getty Realty Corp REIT	4,243	121,180
Glacier Bancorp Inc	49,207	2,120,330

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Gladstone Commercial Corp REIT	3,797	$72,713
Gladstone Land Corp REIT	1,690	20,855
Global Indemnity Ltd (Cayman)	866	32,648
Global Medical REIT Inc	2,572	24,228
Global Net Lease Inc REIT	9,452	197,074
Goosehead Insurance Inc ‘A’ *	1,271	43,049
Government Properties Income Trust REIT	13,018	146,973
Gramercy Property Trust REIT	21,129	579,780
Granite Point Mortgage Trust Inc REIT	4,503	86,818
Great Ajax Corp REIT	2,105	28,649
Great Southern Bancorp Inc	1,431	79,206
Great Western Bancorp Inc	7,766	327,648
Green Bancorp Inc	2,794	61,747
Greene County Bancorp Inc	84	2,696
Greenhill & Co Inc	230	6,061
Greenlight Capital Re Ltd ‘A’ *	3,780	46,872
Griffin Industrial Realty Inc	109	4,251
Guaranty Bancorp	659	19,572
Guaranty Bancshares Inc	983	29,716
Hallmark Financial Services Inc *	1,760	19,360
Hancock Whitney Corp	11,191	532,132
Hanmi Financial Corp	3,696	92,030
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	6,661	143,012
HarborOne Bancorp Inc *	1,012	19,349
HCI Group Inc	974	42,613
Healthcare Realty Trust Inc REIT	16,372	479,045
Heartland Financial USA Inc	3,881	225,292
Heritage Commerce Corp	757	11,294
Heritage Financial Corp	4,815	169,247
Heritage Insurance Holdings Inc	2,371	35,138
Hersha Hospitality Trust REIT	4,558	103,330
Highwoods Properties Inc REIT	38,651	1,826,646
Hilltop Holdings Inc	9,454	190,687
Hingham Institution for Savings	100	21,981
Home Bancorp Inc	1,029	44,741
Home BancShares Inc	16,145	353,576
HomeStreet Inc *	3,261	86,417
HomeTrust Bancshares Inc *	1,611	46,961
Hope Bancorp Inc	16,393	265,075
Horace Mann Educators Corp	70,766	3,177,393
Horizon Bancorp Inc	4,911	96,992
Howard Bancorp Inc *	1,390	24,603
IBERIABANK Corp	7,311	594,750
Impac Mortgage Holdings Inc *	1,510	11,310
Independence Holding Co	647	23,227
Independence Realty Trust Inc REIT	11,759	123,822
Independent Bank Corp MA	3,220	265,972
Independent Bank Corp MI	2,205	52,148
Independent Bank Group Inc	2,005	132,932
Industrial Logistics Properties Trust REIT	2,702	62,173
InfraREIT Inc *	5,709	120,745
Innovative Industrial Properties Inc REIT	862	41,583
International Bancshares Corp	7,288	327,960
INTL. FCStone Inc *	2,020	97,606
Invesco Mortgage Capital Inc REIT	14,964	236,730
Investar Holding Corp	832	22,339
Investment Technology Group Inc	3,688	79,882
Investors Bancorp Inc	32,628	400,346
Investors Real Estate Trust REIT	15,898	95,070
Investors Title Co	148	24,849
iStar Inc REIT	8,608	96,151
James River Group Holdings Ltd	1,762	75,096
Jernigan Capital Inc REIT	2,375	45,814
Kearny Financial Corp	8,242	114,152
Kemper Corp	2,942	236,684
Kennedy-Wilson Holdings Inc	8,023	172,495
Kingstone Cos Inc	948	18,012
Kite Realty Group Trust REIT	10,670	177,656
KKR Real Estate Finance Trust Inc REIT	2,113	42,619

	Shares	Value
Ladder Capital Corp REIT	11,421	$193,472
Ladenburg Thalmann Financial Services Inc	1,603	4,328
Lakeland Bancorp Inc	5,962	107,614
Lakeland Financial Corp	66,464	3,089,247
LaSalle Hotel Properties REIT	14,681	507,816
LCNB Corp	1,184	22,082
LegacyTexas Financial Group Inc	3,753	159,878
LendingClub Corp *	41,488	160,973
Level One Bancorp Inc	167	4,643
Lexington Realty Trust REIT	27,994	232,350
Live Oak Bancshares Inc	1,630	43,684
LTC Properties Inc REIT	42,211	1,861,927
Luther Burbank Corp	2,615	28,451
Macatawa Bank Corp	3,385	39,638
Mack-Cali Realty Corp REIT	11,742	249,635
Maiden Holdings Ltd	8,694	24,778
Malvern Bancorp Inc *	731	17,507
Marlin Business Services Corp	763	22,013
MB Financial Inc	10,080	464,789
MBIA Inc *	10,471	111,935
MBT Financial Corp	2,353	26,589
McGrath RentCorp	27,691	1,508,329
MedEquities Realty Trust Inc REIT	3,756	36,508
Mercantile Bank Corp	2,201	73,447
Merchants Bancorp	1,512	38,435
Meridian Bancorp Inc	5,488	93,296
Metropolitan Bank Holding Corp *	871	35,816
MGIC Investment Corp *	47,636	634,035
Mid Penn Bancorp Inc	466	13,584
Middlefield Banc Corp	400	18,840
Midland States Bancorp Inc	1,424	45,710
MidSouth Bancorp Inc	1,885	29,029
MidWestOne Financial Group Inc	1,464	48,766
Monmouth Real Estate Investment Corp REIT	8,586	143,558
MutualFirst Financial Inc	753	27,748
MVB Financial Corp	1,019	18,362
National Bank Holdings Corp ‘A’	2,557	96,271
National Bankshares Inc	942	42,814
National Commerce Corp *	1,288	53,194
National General Holdings Corp	3,331	89,404
National Health Investors Inc REIT	3,043	230,020
National Storage Affiliates Trust REIT	6,719	170,931
National Western Life Group Inc ‘A’	307	97,994
NBT Bancorp Inc	5,513	211,589
Nelnet Inc ‘A’	2,446	139,838
New Senior Investment Group Inc REIT	10,175	60,033
New York Mortgage Trust Inc REIT	18,184	110,559
NexPoint Residential Trust Inc REIT	2,061	68,425
NI Holdings Inc *	1,339	22,589
Nicolet Bankshares Inc *	1,143	62,305
NMI Holdings Inc ‘A’ *	1,427	32,322
Northeast Bancorp	921	19,986
Northfield Bancorp Inc	5,585	88,913
Northrim BanCorp Inc	895	37,187
NorthStar Realty Europe Corp REIT	5,883	83,303
Northwest Bancshares Inc	12,744	220,726
Norwood Financial Corp	762	29,840
Oak Valley Bancorp	673	13,224
OceanFirst Financial Corp	6,270	170,669
Oconee Federal Financial Corp	129	3,474
Ocwen Financial Corp *	15,806	62,276
OFG Bancorp	5,866	94,736
Ohio Valley Banc Corp	550	20,158
Old Line Bancshares Inc	1,811	57,300
Old National Bancorp	19,768	381,522
Old Republic International Corp	160,297	3,587,447
Old Second Bancorp Inc	3,836	59,266
On Deck Capital Inc *	978	7,403
One Liberty Properties Inc REIT	2,085	57,921

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
OP Bancorp *	1,504	$17,446
Oppenheimer Holdings Inc ‘A’	1,296	40,954
Opus Bank	2,624	71,898
Orchid Island Capital Inc REIT	7,040	51,040
Origin Bancorp Inc	1,403	52,823
Oritani Financial Corp	5,395	83,892
Orrstown Financial Services Inc	982	23,372
Pacific City Financial Corp	1,346	26,032
Pacific Mercantile Bancorp *	2,023	18,915
Pacific Premier Bancorp Inc *	3,998	148,726
Park National Corp	1,801	190,114
Parke Bancorp Inc	964	21,642
PCSB Financial Corp	2,006	40,802
PDL Community Bancorp *	1,051	15,881
Peapack Gladstone Financial Corp	2,405	74,290
Pebblebrook Hotel Trust REIT	8,966	326,093
Penns Woods Bancorp Inc	618	26,852
Pennsylvania REIT	4,868	46,051
PennyMac Financial Services Inc ‘A’ *	1,725	36,053
PennyMac Mortgage Investment Trust REIT	8,245	166,879
Peoples Bancorp Inc	39,484	1,383,125
Peoples Bancorp of North Carolina Inc	602	17,362
Peoples Financial Services Corp	949	40,238
PHH Corp *	4,400	48,356
Physicians Realty Trust REIT	24,142	407,034
Piedmont Office Realty Trust Inc ‘A’ REIT	17,174	325,104
Piper Jaffray Cos	1,830	139,721
PJT Partners Inc ‘A’	197	10,313
PotlatchDeltic Corp REIT	8,123	332,637
PRA Group Inc *	5,808	209,088
Preferred Apartment Communities Inc ‘A’ REIT	5,274	92,717
Premier Financial Bancorp Inc	1,573	29,085
ProAssurance Corp	6,965	327,007
Protective Insurance Corp ‘B’	1,088	24,970
Provident Bancorp Inc *	511	14,793
Provident Financial Services Inc	8,148	200,033
Prudential Bancorp Inc	1,232	21,326
PS Business Parks Inc REIT	828	105,231
QCR Holdings Inc	1,705	69,649
QTS Realty Trust Inc ‘A’ REIT	3,594	153,356
Radian Group Inc	28,451	588,082
Ramco-Gershenson Properties Trust REIT	10,440	141,984
RBB Bancorp	1,824	44,688
RE/MAX Holdings Inc ‘A’	2,343	103,912
Ready Capital Corp REIT	2,382	39,660
Redwood Trust Inc REIT	10,782	175,100
Regional Management Corp *	666	19,201
Reliant Bancorp Inc	1,230	31,451
Renasant Corp	6,340	261,271
Republic Bancorp Inc ‘A’	1,292	59,561
Republic First Bancorp Inc *	4,778	34,163
Retail Opportunity Investments Corp REIT	14,722	274,860
Retail Properties of America Inc ‘A’ REIT	179,526	2,188,422
Rexford Industrial Realty Inc REIT	11,969	382,529
Riverview Bancorp Inc	2,872	25,388
RLI Corp	854	67,107
RLJ Lodging Trust REIT	23,054	507,880
S&T Bancorp Inc	4,441	192,562
Sabra Health Care REIT Inc	23,452	542,210
Safety Income & Growth Inc REIT	1,198	22,439
Safety Insurance Group Inc	1,937	173,555
Sandy Spring Bancorp Inc	4,566	179,489
Saul Centers Inc REIT	128	7,168
SB One Bancorp	912	22,982
Seacoast Banking Corp of Florida *	4,980	145,416
Select Bancorp Inc *	1,298	16,095
Select Income REIT	8,274	181,532
Selective Insurance Group Inc	7,659	486,346
Seritage Growth Properties REIT	4,246	201,643

	Shares	Value
Shore Bancshares Inc	1,688	$30,080
SI Financial Group Inc	1,687	23,618
Sierra Bancorp	1,907	55,112
Simmons First National Corp ‘A’	12,007	353,606
SmartFinancial Inc *	1,497	35,254
South State Corp	4,759	390,238
Southern First Bancshares Inc *	828	32,540
Southern Missouri Bancorp Inc	845	31,493
Southern National Bancorp of Virginia Inc	2,556	41,407
Southside Bancshares Inc	4,453	154,964
Spirit MTA REIT	5,726	65,964
Spirit of Texas Bancshares Inc *	272	5,872
STAG Industrial Inc REIT	13,909	382,497
State Auto Financial Corp	2,245	68,562
State Bank Financial Corp	3,230	97,481
Sterling Bancorp Inc	922	10,428
Stewart Information Services Corp	2,991	134,625
Stifel Financial Corp	9,129	467,953
Stock Yards Bancorp Inc	2,247	81,566
Stratus Properties Inc *	792	24,235
Summit Financial Group Inc	1,506	34,954
Summit Hotel Properties Inc REIT	13,590	183,873
Sunstone Hotel Investors Inc REIT	91,436	1,495,893
Terreno Realty Corp REIT	7,565	285,201
Territorial Bancorp Inc	1,028	30,377
The Bancorp Inc *	6,440	61,760
The Bank of Princeton *	748	22,844
The Community Financial Corp	599	20,025
The First Bancshares Inc	1,621	63,300
The First of Long Island Corp	72,938	1,586,401
The GEO Group Inc REIT	12,517	314,928
The Hanover Insurance Group Inc	27,181	3,353,320
The Navigators Group Inc	2,441	168,673
Third Point Reinsurance Ltd * (Bermuda)	10,314	134,082
Tier REIT Inc	6,654	160,361
Timberland Bancorp Inc	840	26,242
Tiptree Inc	3,409	22,329
Tompkins Financial Corp	1,843	149,633
Towne Bank	8,514	262,657
TPG RE Finance Trust Inc REIT	4,628	92,653
Transcontinental Realty Investors Inc *	188	5,995
TriCo Bancshares	3,113	120,224
TriState Capital Holdings Inc *	2,257	62,293
TrustCo Bank Corp	90,747	771,349
Trustmark Corp	8,883	298,913
UMB Financial Corp	5,920	419,728
UMH Properties Inc REIT	763	11,933
Union Bankshares Corp	8,670	334,055
Union Bankshares Inc	50	2,658
United Bankshares Inc	13,172	478,802
United Community Banks Inc	9,272	258,596
United Community Financial Corp	6,665	64,451
United Financial Bancorp Inc	6,703	112,811
United Fire Group Inc	2,501	126,976
United Insurance Holdings Corp	750	16,785
United Security Bancshares	1,670	18,537
Unity Bancorp Inc	999	22,877
Universal Health Realty Income Trust REIT	149	11,087
Univest Corp of Pennsylvania	3,901	103,181
Urban Edge Properties REIT	12,108	267,345
Urstadt Biddle Properties Inc ‘A’ REIT	3,906	83,159
Valley National Bancorp	42,551	478,699
Veritex Holdings Inc *	2,133	60,279
Virtus Investment Partners Inc	785	89,294
Waddell & Reed Financial Inc ‘A’	10,239	216,862
Walker & Dunlop Inc	3,158	166,995
Washington REIT	10,471	320,936
Washington Federal Inc	10,999	351,968
Washington Prime Group Inc REIT	24,644	179,901
Washington Trust Bancorp Inc	16,229	897,464

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Waterstone Financial Inc	3,240	$55,566
WesBanco Inc	6,840	304,927
West Bancorporation Inc	1,712	40,232
Westamerica Bancorporation	3,322	199,852
Western Asset Mortgage Capital Corp REIT	5,393	54,038
Western New England Bancorp Inc	3,464	37,411
Whitestone REIT	5,274	73,203
WMIH Corp *	40,554	56,370
World Acceptance Corp *	807	92,289
WSFS Financial Corp	2,958	139,470
Xenia Hotels & Resorts Inc REIT	14,860	352,182

		99,485,321

Industrial - 15.7%

AAR Corp	48,403	2,318,020
Actuant Corp ‘A’	4,111	114,697
Advanced Disposal Services Inc *	522	14,136
Aegion Corp *	4,336	110,048
Alamo Group Inc	159	14,566
Ambarella Inc *	2,566	99,253
American Outdoor Brands Corp *	7,232	112,313
American Railcar Industries Inc	989	45,593
Apogee Enterprises Inc	566	23,387
Applied Optoelectronics Inc *	602	14,845
AquaVenture Holdings Ltd *	1,485	26,834
ArcBest Corp	2,935	142,494
Ardmore Shipping Corp * (Ireland)	4,321	28,087
Argan Inc	1,972	84,796
Armstrong Flooring Inc *	2,612	47,277
Astec Industries Inc	68,522	3,454,194
Atlas Air Worldwide Holdings Inc *	3,118	198,772
AVX Corp	6,138	110,791
AZZ Inc	2,323	117,311
Babcock & Wilcox Enterprises Inc *	4,388	4,520
Barnes Group Inc	5,485	389,600
Bel Fuse Inc ‘B’	1,288	34,132
Belden Inc	5,292	377,902
Benchmark Electronics Inc	6,135	143,559
Boise Cascade Co	349	12,843
Brady Corp ‘A’	6,187	270,681
Briggs & Stratton Corp	5,461	105,015
Caesarstone Ltd	3,084	57,208
Carlisle Cos Inc	7,858	957,104
Casella Waste Systems Inc ‘A’ *	4,326	134,366
CECO Environmental Corp *	3,938	31,031
Chart Industries Inc *	2,240	175,459
CIRCOR International Inc *	2,128	101,080
Coherent Inc *	10,439	1,797,491
Columbus McKinnon Corp	1,166	46,104
Control4 Corp *	2,037	69,930
Costamare Inc (Monaco)	6,579	42,698
Covenant Transportation Group Inc ‘A’ *	1,643	47,746
Cubic Corp	873	63,773
Daseke Inc *	5,486	43,998
DHT Holdings Inc	12,666	59,530
Dorian LPG Ltd *	3,892	31,019
Ducommun Inc *	1,460	59,626
DXP Enterprises Inc *	457	18,312
Eagle Bulk Shipping Inc *	6,482	36,429
Echo Global Logistics Inc *	221	6,840
Electro Scientific Industries Inc *	4,298	75,000
EMCOR Group Inc	1,902	142,859
Encore Wire Corp	11,399	571,090
EnerSys	1,926	167,812
EnPro Industries Inc	2,463	179,627
ESCO Technologies Inc	3,282	223,340
Esterline Technologies Corp *	46,979	4,272,740
Fabrinet * (Thailand)	4,746	219,550
FARO Technologies Inc *	129	8,301
Federal Signal Corp	16,107	431,345

	Shares	Value
Fitbit Inc ‘A’ *	21,808	$116,673
Franklin Electric Co Inc	299	14,128
FreightCar America Inc *	1,616	25,969
Frontline Ltd * (Norway)	10,233	59,454
GasLog Ltd (Monaco)	5,370	106,057
GATX Corp	4,957	429,227
Genco Shipping & Trading Ltd *	1,162	16,268
Gencor Industries Inc *	1,103	13,291
General Finance Corp *	672	10,718
Gentex Corp	4,142	88,887
Gibraltar Industries Inc *	87,723	4,000,169
Global Brass & Copper Holdings Inc	247	9,114
Golar LNG Ltd (NOTC) (Bermuda)	12,485	347,083
GP Strategies Corp *	1,622	27,331
Graham Corp	1,112	31,325
Granite Construction Inc	1,261	57,628
Greif Inc ‘A’	3,091	165,863
Greif Inc ‘B’	676	38,971
Griffon Corp	4,303	69,493
Haynes International Inc	1,653	58,681
Heartland Express Inc	60,700	1,197,611
Heritage-Crystal Clean Inc *	1,874	40,010
Hub Group Inc ‘A’ *	1,555	70,908
Hurco Cos Inc	849	38,290
Hyster-Yale Materials Handling Inc	1,346	82,819
IES Holdings Inc *	1,118	21,801
Infrastructure and Energy Alternatives Inc *	2,288	24,024
Insteel Industries Inc	25,091	900,265
International Seaways Inc *	2,943	58,919
KBR Inc	18,658	394,244
KEMET Corp *	7,316	135,712
Kennametal Inc	12,304	535,962
Kimball Electronics Inc *	3,369	66,201
KLX Inc *	6,617	415,415
Knowles Corp *	11,302	187,839
Kratos Defense & Security Solutions Inc *	7,474	110,466
Lawson Products Inc *	655	22,205
LB Foster Co ‘A’ *	1,311	26,941
Louisiana-Pacific Corp	16,106	426,648
LSB Industries Inc *	2,823	27,609
Lydall Inc *	1,927	83,054
Manitex International Inc *	376	3,959
Marten Transport Ltd	2,923	61,529
Masonite International Corp *	190	12,179
Matson Inc	3,012	119,396
Milacron Holdings Corp *	8,148	164,997
Mistras Group Inc *	594	12,872
Moog Inc ‘A’	3,821	328,491
Mueller Industries Inc	24,371	706,272
Mueller Water Products Inc ‘A’	251,566	2,895,525
Multi-Color Corp	1,817	113,108
National Presto Industries Inc	602	78,049
NL Industries Inc *	1,288	7,728
NN Inc	3,710	57,876
Nordic American Tankers Ltd	19,137	39,996
Northwest Pipe Co *	1,186	23,424
NVE Corp	33	3,494
Olympic Steel Inc	1,218	25,420
Orion Group Holdings Inc *	2,175	16,421
OSI Systems Inc *	1,380	105,308
Overseas Shipholding Group Inc ‘A’ *	7,846	24,715
PAM Transportation Services Inc *	90	5,858
Park Electrochemical Corp	1,126	21,946
Park-Ohio Holdings Corp	1,190	45,636
Plexus Corp *	37,607	2,200,386
Powell Industries Inc	1,219	44,201
Primoris Services Corp	1,778	44,130
Pure Cycle Corp *	1,022	11,804
Quanex Building Products Corp	4,702	85,576
Radiant Logistics Inc *	5,091	30,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Regal Beloit Corp	41,969	$3,460,344
Rexnord Corp *	12,137	373,820
Safe Bulkers Inc * (Greece)	6,465	18,619
Sanmina Corp *	8,916	246,082
Scorpio Bulkers Inc	7,905	57,311
Scorpio Tankers Inc (Monaco)	39,592	79,580
Ship Finance International Ltd (Norway)	11,008	153,011
Simpson Manufacturing Co Inc	3,835	277,884
Sparton Corp *	678	9,784
SPX Corp *	1,047	34,876
SPX FLOW Inc *	5,541	288,132
Standex International Corp	362	37,739
Sterling Construction Co Inc *	2,885	41,313
Stoneridge Inc *	409	12,155
SunPower Corp *	5,489	40,070
Synalloy Corp	1,084	24,769
SYNNEX Corp	3,955	334,988
Tech Data Corp *	5,031	360,069
Teekay Corp (Bermuda)	9,372	63,167
Teekay Tankers Ltd ‘A’ (Bermuda)	24,341	24,044
Tetra Tech Inc	493	33,672
The Eastern Co	727	20,647
The Gorman-Rupp Co	1,894	69,131
The Greenbrier Cos Inc	4,101	246,470
The Manitowoc Co Inc *	23,133	554,961
Tidewater Inc *	3,225	100,588
TimkenSteel Corp *	5,379	79,986
Tredegar Corp	3,376	73,090
TriMas Corp *	6,020	183,008
Trinseo SA	1,732	135,616
Triumph Group Inc	6,407	149,283
TTM Technologies Inc *	12,150	193,306
Tutor Perini Corp *	5,035	94,658
Twin Disc Inc *	995	22,925
UFP Technologies Inc *	857	31,495
Universal Forest Products Inc	2,819	99,595
US Xpress Enterprises Inc ‘A’ *	1,174	16,201
Vicor Corp *	218	10,028
Vishay Intertechnology Inc	17,441	354,924
Vishay Precision Group Inc *	362	13,539
VSE Corp	1,095	36,277
Watts Water Technologies Inc ‘A’	1,582	131,306
Werner Enterprises Inc	3,512	124,149
Willis Lease Finance Corp *	358	12,355
Willscot Corp *	1,424	24,422
Worthington Industries Inc	470	20,379
YRC Worldwide Inc *	3,493	31,367

		45,131,866

Technology - 6.4%

3D Systems Corp *	13,694	258,817
ACI Worldwide Inc *	833	23,441
Advanced Energy Industries Inc *	33,198	1,714,677
Agilysys Inc *	1,134	18,484
Allscripts Healthcare Solutions Inc *	20,263	288,748
Alpha & Omega Semiconductor Ltd *	2,559	29,761
American Software Inc ‘A’	1,762	21,373
Amkor Technology Inc *	13,708	101,302
Avalara Inc *	187	6,532
Avaya Holdings Corp *	13,839	306,395
Avid Technology Inc *	1,546	9,168
Axcelis Technologies Inc *	4,176	82,058
AXT Inc *	5,104	36,494
CACI International Inc ‘A’ *	3,237	596,094
CEVA Inc *	233	6,699
Cirrus Logic Inc *	7,639	294,865
Cohu Inc	17,487	438,924
Computer Programs & Systems Inc	817	21,936
ConvergeOne Holdings Inc	659	6,135
Convergys Corp	12,075	286,660

	Shares	Value
Cray Inc *	4,388	$94,342
Cree Inc *	13,239	501,361
CSG Systems International Inc	800	32,112
CTS Corp	4,300	147,490
Daily Journal Corp *	153	36,873
Diebold Nixdorf Inc *	10,282	46,269
Digi International Inc *	3,688	49,604
Digimarc Corp *	55	1,730
Diodes Inc *	3,945	131,329
Donnelley Financial Solutions Inc *	2,368	42,435
Electronics For Imaging Inc *	5,766	196,505
Engility Holdings Inc *	2,416	86,952
Evolent Health Inc ‘A’ *	6,748	191,643
Exela Technologies Inc *	1,260	8,984
FormFactor Inc *	9,056	124,520
Information Services Group Inc *	2,017	9,641
InnerWorkings Inc *	5,393	42,713
Insight Enterprises Inc *	2,895	156,591
Kopin Corp *	516	1,249
Kulicke & Soffa Industries Inc (Singapore)	48,098	1,146,656
MACOM Technology Solutions Holdings Inc *	5,948	122,529
ManTech International Corp ‘A’	3,497	221,360
Maxwell Technologies Inc *	4,664	16,277
Mercury Systems Inc *	3,034	167,841
MicroStrategy Inc ‘A’ *	1,250	175,775
MKS Instruments Inc	15,344	1,229,822
Monotype Imaging Holdings Inc	3,026	61,125
MTS Systems Corp	2,370	129,757
NantHealth Inc *	2,494	3,916
NetScout Systems Inc *	10,206	257,701
NextGen Healthcare Inc *	2,617	52,549
PAR Technology Corp *	257	5,710
PDF Solutions Inc *	3,372	30,449
Perspecta Inc	18,924	486,725
Photronics Inc *	9,086	89,497
Pitney Bowes Inc	12,674	89,732
Presidio Inc	4,260	64,965
Rambus Inc *	13,947	152,162
SecureWorks Corp ‘A’ *	969	14,196
Semtech Corp *	709	39,420
Stratasys Ltd *	6,646	153,589
Sykes Enterprises Inc *	5,206	158,731
Synaptics Inc *	56,866	2,594,227
Syntel Inc *	413	16,925
Telenav Inc *	2,170	10,958
Tenable Holdings Inc *	274	10,653
The KeyW Holding Corp *	6,186	53,571
TiVo Corp	15,668	195,067
Ultra Clean Holdings Inc *	5,188	65,109
Unisys Corp *	2,030	41,412
Veeco Instruments Inc *	6,440	66,010
Verint Systems Inc *	8,361	418,886
Vuzix Corp *	525	3,439
Wesco Aircraft Holdings Inc *	31,067	349,504
Xcerra Corp *	860	12,272
Xperi Corp	5,201	77,235
Zebra Technologies Corp ‘A’ *	18,235	3,224,495

		18,461,153

Utilities - 4.6%

ALLETE Inc	6,781	508,643
Ameresco Inc ‘A’ *	2,511	34,275
American States Water Co	1,543	94,339
Artesian Resources Corp ‘A’	1,089	40,053
Atlantic Power Corp *	14,205	31,251
Avista Corp	8,634	436,535
Black Hills Corp	40,766	2,368,097
California Water Service Group	5,764	247,276
Chesapeake Utilities Corp	1,801	151,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Clearway Energy Inc ‘A’	4,879	$92,896
Clearway Energy Inc ‘C’	8,883	170,998
Connecticut Water Service Inc	1,584	109,882
Consolidated Water Co Ltd (Cayman)	1,955	27,077
El Paso Electric Co	5,375	307,450
IDACORP Inc	19,596	1,944,511
MGE Energy Inc	4,592	293,199
Middlesex Water Co	339	16,414
New Jersey Resources Corp	10,645	490,735
Northwest Natural Holding Co	3,747	250,674
NorthWestern Corp	6,668	391,145
ONE Gas Inc	6,872	565,428
Otter Tail Corp	5,173	247,787
PICO Holdings Inc *	2,702	33,910
PNM Resources Inc	10,477	413,318
Portland General Electric Co	11,803	538,335
RGC Resources Inc	966	25,802
SJW Group	816	49,898
South Jersey Industries Inc	9,601	338,627
Southwest Gas Holdings Inc	6,451	509,823
Spire Inc	34,838	2,562,335
The York Water Co	202	6,141
Unitil Corp	1,927	98,084

		13,396,042

Total Common Stocks (Cost $249,161,565)		280,602,710

	Principal Amount

CORPORATE BONDS & NOTES - 0.9%

Energy - 0.8%

Unit Corp 6.625% due 05/15/21	$2,268,000	2,279,340

Industrial - 0.1%

Mueller Industries Inc 6.000% due 03/01/27	482,000	466,335

Total Corporate Bonds & Notes (Cost $2,658,139)		2,745,675

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.4%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $1,773,481; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $1,812,035)	$1,773,419	$1,773,419

U.S. Government Agency Issue - 0.8%

Federal Home Loan Bank 2.028% due 10/01/18	2,355,000	2,355,000

Total Short-Term Investments (Cost $4,128,419)		4,128,419

TOTAL INVESTMENTS - 99.8% (Cost $255,948,123)		287,476,804

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(11,705)

OTHER ASSETS & LIABILITIES, NET - 0.2%		454,874

NET ASSETS - 100.0%		$287,919,973

Notes to Schedule of Investments

(a)	As of September 30, 2018, $55,800 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/18	16	$1,372,345	$1,360,640	($11,705)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,650,062	$20,650,062	$-	$-
	Communications	10,056,763	10,056,763	-	-
	Consumer, Cyclical	27,026,607	27,026,607	-	-
	Consumer, Non-Cyclical	25,363,121	23,320,242	2,042,879	-
	Energy	21,031,775	17,689,410	3,342,365	-
	Financial	99,485,321	99,485,321	-	-
	Industrial	45,131,866	45,131,866	-	-
	Technology	18,461,153	18,461,153	-	-
	Utilities	13,396,042	13,396,042	-	-

	Total Common Stocks	280,602,710	275,217,466	5,385,244	-

	Corporate Bonds & Notes	2,745,675	-	2,745,675	-
	Short-Term Investments	4,128,419	-	4,128,419	-

	Total Assets	287,476,804	275,217,466	12,259,338	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(11,705)	(11,705)	-	-

	Total Liabilities	(11,705)	(11,705)	-	-

	Total	$287,465,099	$275,205,761	$12,259,338	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 3.3%

Kaiser Aluminum Corp	11,697	$1,275,675
PolyOne Corp	36,449	1,593,550
Rogers Corp *	12,263	1,806,585

		4,675,810

Communications - 8.1%

Ciena Corp *	55,079	1,720,668
Imperva Inc *	29,665	1,377,939
LiveRamp Holdings Inc *	36,135	1,785,430
NETGEAR Inc *	25,376	1,594,882
Shutterfly Inc *	22,251	1,466,118
Sinclair Broadcast Group Inc ‘A’	36,419	1,032,479
Vonage Holdings Corp *	166,364	2,355,714

		11,333,230

Consumer, Cyclical - 13.4%

AMC Entertainment Holdings Inc ‘A’	35,973	737,446
Beacon Roofing Supply Inc *	24,498	886,583
BJ’s Restaurants Inc	21,999	1,588,328
Bloomin’ Brands Inc	75,110	1,486,427
Camping World Holdings Inc ‘A’	31,756	677,038
G-III Apparel Group Ltd *	27,669	1,333,369
Golden Entertainment Inc *	32,638	783,638
iRobot Corp *	11,239	1,235,391
Lithia Motors Inc ‘A’	13,873	1,132,869
SeaWorld Entertainment Inc *	34,263	1,076,886
Sleep Number Corp *	43,663	1,605,925
Sonic Corp	29,161	1,263,838
Steven Madden Ltd	24,146	1,277,323
The Children’s Place Inc	11,578	1,479,668
Wabash National Corp	40,381	736,146
Wolverine World Wide Inc	36,772	1,435,947

		18,736,822

Consumer, Non-Cyclical - 35.5%

Acadia Healthcare Co Inc *	34,113	1,200,778
Aclaris Therapeutics Inc *	32,216	467,776
Amedisys Inc *	17,271	2,158,184
Amicus Therapeutics Inc *	99,009	1,197,019
AMN Healthcare Services Inc *	24,613	1,346,331
Amphastar Pharmaceuticals Inc *	35,218	677,594
BioScrip Inc *	215,705	668,686
BioTelemetry Inc *	25,458	1,640,768
Cardtronics PLC ‘A’ *	48,996	1,550,233
Chegg Inc *	51,040	1,451,067
Deluxe Corp	24,047	1,369,236
Eagle Pharmaceuticals Inc *	20,246	1,403,655
Esperion Therapeutics Inc *	18,067	801,633
FibroGen Inc *	23,638	1,436,009
Green Dot Corp ‘A’ *	29,115	2,585,994
Heron Therapeutics Inc *	35,555	1,125,316
Horizon Pharma PLC *	103,754	2,031,503
Insperity Inc	21,895	2,582,515
iRhythm Technologies Inc *	18,128	1,715,997
J&J Snack Foods Corp	7,931	1,196,709
LHC Group Inc *	17,616	1,814,272
LivaNova PLC *	16,852	2,089,142
Merit Medical Systems Inc *	24,848	1,526,910
NuVasive Inc *	22,779	1,616,853
Orthofix Medical Inc *	23,272	1,345,354
Performance Food Group Co *	45,470	1,514,151
PTC Therapeutics Inc *	18,679	877,913
Puma Biotechnology Inc *	23,571	1,080,730
Quidel Corp *	21,389	1,393,921
Revance Therapeutics Inc *	32,309	802,879
Supernus Pharmaceuticals Inc *	41,423	2,085,648

	Shares	Value
Syneos Health Inc *	24,370	$1,256,274
TrueBlue Inc *	33,705	878,015
Ultragenyx Pharmaceutical Inc *	19,123	1,459,850
Vanda Pharmaceuticals Inc *	57,710	1,324,445

		49,673,360

Energy - 0.9%

Matador Resources Co *	37,521	1,240,069

Financial - 6.6%

BrightSphere Investment Group PLC	64,682	802,057
Essent Group Ltd *	24,616	1,089,258
Home BancShares Inc	58,129	1,273,025
Moelis & Co ‘A’	21,769	1,192,941
Pacific Premier Bancorp Inc *	26,677	992,384
Preferred Bank	18,496	1,082,016
PS Business Parks Inc REIT	8,941	1,136,312
Ryman Hospitality Properties Inc REIT	19,340	1,666,528

		9,234,521

Industrial - 13.7%

Aerojet Rocketdyne Holdings Inc *	40,120	1,363,679
Ambarella Inc *	18,877	730,162
American Woodmark Corp *	14,342	1,125,130
EnPro Industries Inc	15,528	1,132,457
Generac Holdings Inc *	28,989	1,635,269
Harsco Corp *	51,325	1,465,329
Lydall Inc *	19,184	826,830
Masonite International Corp *	17,203	1,102,712
MasTec Inc *	29,676	1,325,033
Saia Inc *	18,864	1,442,153
SPX Corp *	49,577	1,651,410
Tetra Tech Inc	20,692	1,413,264
TopBuild Corp *	16,781	953,496
Trinseo SA	18,752	1,468,282
US Concrete Inc *	18,875	865,419
YRC Worldwide Inc *	64,773	581,662

		19,082,287

Technology - 16.9%

Allscripts Healthcare Solutions Inc *	93,957	1,338,887
Bottomline Technologies de Inc *	38,106	2,770,687
CommVault Systems Inc *	24,218	1,695,260
Cornerstone OnDemand Inc *	34,075	1,933,756
Glu Mobile Inc *	278,044	2,071,428
Hortonworks Inc *	64,450	1,470,104
HubSpot Inc *	13,108	1,978,653
Integrated Device Technology Inc *	36,300	1,706,463
j2 Global Inc	18,592	1,540,347
MaxLinear Inc *	41,943	833,827
RealPage Inc *	17,361	1,144,090
Silicon Laboratories Inc *	16,299	1,496,248
SPS Commerce Inc *	7,437	738,048
TiVo Corp	62,888	782,956
Virtusa Corp *	28,017	1,504,793
Xperi Corp	39,595	587,986

		23,593,533

Total Common Stocks (Cost $110,504,608)		137,569,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $2,375,862; collateralized by U.S. Treasury Notes: 2.000% due 02/15/25 and value $2,426,085)	$2,375,779	$2,375,779

Total Short-Term Investment (Cost $2,375,779)		2,375,779

TOTAL INVESTMENTS - 100.1% (Cost $112,880,387)		139,945,411

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(190,130)

NET ASSETS - 100.0%		$139,755,281

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$137,569,632	$137,569,632	$-	$-
	Short-Term Investment	2,375,779	-	2,375,779	-

	Total	$139,945,411	$137,569,632	$2,375,779	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 3.2%

A Schulman Inc * Ω ±	10,591	$20,229
AdvanSix Inc *	11,856	402,511
AgroFresh Solutions Inc *	12,357	76,984
AK Steel Holding Corp *	119,653	586,300
Allegheny Technologies Inc *	48,097	1,421,266
American Vanguard Corp	11,587	208,566
Balchem Corp	12,293	1,377,922
Carpenter Technology Corp	17,992	1,060,628
Century Aluminum Co *	18,496	221,397
Clearwater Paper Corp *	6,390	189,783
Cleveland-Cliffs Inc *	113,905	1,442,037
Codexis Inc *	20,184	346,156
Coeur Mining Inc *	70,820	377,471
Commercial Metals Co	44,596	915,110
Compass Minerals International Inc	13,173	885,226
Covia Holdings Corp *	12,402	111,246
Energy Fuels Inc *	28,470	93,382
Ferro Corp *	32,262	749,124
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	42,979	-
GCP Applied Technologies Inc *	27,499	730,098
Gold Resource Corp	19,496	100,209
Hawkins Inc	3,938	163,230
HB Fuller Co	19,356	1,000,125
Hecla Mining Co	172,386	480,957
Ingevity Corp *	16,225	1,653,003
Innophos Holdings Inc	7,713	342,457
Innospec Inc	9,100	698,425
Intrepid Potash Inc *	38,834	139,414
Kaiser Aluminum Corp	6,253	681,952
KMG Chemicals Inc	5,585	422,003
Koppers Holdings Inc *	7,699	239,824
Kraton Corp *	11,851	558,775
Kronos Worldwide Inc	9,168	148,980
Landec Corp *	10,970	157,968
Materion Corp	7,679	464,579
Minerals Technologies Inc	13,299	899,012
Neenah Inc	6,424	554,391
Oil-Dri Corp of America	2,230	85,989
OMNOVA Solutions Inc *	17,015	167,598
PH Glatfelter Co	16,294	311,378
PolyOne Corp	30,722	1,343,166
PQ Group Holdings Inc *	14,380	251,219
Quaker Chemical Corp	5,023	1,015,701
Rayonier Advanced Materials Inc	19,415	357,818
Rogers Corp *	7,079	1,042,878
Ryerson Holding Corp *	5,564	62,873
Schnitzer Steel Industries Inc ‘A’	9,733	263,278
Schweitzer-Mauduit International Inc	11,463	439,148
Sensient Technologies Corp	16,263	1,244,282
Shiloh Industries Inc *	5,190	57,090
Stepan Co	7,737	673,196
Tahoe Resources Inc (NYSE) *	117,029	326,511
Tronox Ltd ‘A’	35,658	426,113
United States Lime & Minerals Inc	839	66,239
Universal Stainless & Alloy Products Inc *	2,750	70,153
Uranium Energy Corp *	58,357	100,374
Valhi Inc	11,560	26,357
Verso Corp ‘A’ *	13,006	437,912

		28,690,013

Communications - 6.2%

1-800-Flowers.com Inc ‘A’ *	9,546	112,643
8x8 Inc *	35,318	750,507
A10 Networks Inc *	20,632	125,443
Acacia Communications Inc *	10,383	429,545

	Shares	Value
ADTRAN Inc	18,188	$321,018
Aerohive Networks Inc *	11,245	46,329
ATN International Inc	3,948	291,678
Beasley Broadcast Group Inc ‘A’	2,079	14,345
Boingo Wireless Inc *	15,527	541,892
Boston Omaha Corp ‘A’ *	1,965	58,754
CalAmp Corp *	13,022	312,007
Calix Inc *	16,577	134,274
Cardlytics Inc *	1,975	49,454
Cargurus Inc *	18,963	1,056,049
Cars.com Inc *	26,902	742,764
Casa Systems Inc *	10,332	152,397
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	33,796	126,735
ChannelAdvisor Corp *	9,260	115,287
Ciena Corp *	54,945	1,716,482
Cincinnati Bell Inc *	17,283	275,664
Clear Channel Outdoor Holdings Inc ‘A’ *	12,749	75,857
Clearfield Inc *	3,783	50,881
Cogent Communications Holdings Inc	15,879	886,048
Comtech Telecommunications Corp	9,061	328,642
Consolidated Communications Holdings Inc	26,530	345,951
DASAN Zhone Solutions Inc *	2,088	29,629
eGain Corp *	6,933	56,157
Endurance International Group Holdings Inc *	27,732	244,042
Entercom Communications Corp ‘A’	48,576	383,750
Entravision Communications Corp ‘A’	26,251	128,630
ePlus Inc *	5,145	476,941
Etsy Inc *	45,699	2,348,015
Extreme Networks Inc *	43,088	236,122
Finisar Corp *	44,849	854,373
Fluent Inc *	12,965	27,875
Forrester Research Inc	4,003	183,738
Frontier Communications Corp *	39,898	258,938
Fusion Connect Inc *	8,072	20,745
Gannett Co Inc	42,667	427,097
Gogo Inc *	21,338	110,744
Gray Television Inc *	30,405	532,087
Groupon Inc *	167,594	631,829
GTT Communications Inc *	16,228	704,295
Harmonic Inc *	31,201	171,606
HC2 Holdings Inc *	15,554	95,190
HealthStream Inc *	9,698	300,735
Hemisphere Media Group Inc *	6,804	94,916
Houghton Mifflin Harcourt Co *	39,094	273,658
Imperva Inc *	13,298	617,692
Infinera Corp *	56,658	413,603
Intelsat SA *	17,481	524,430
InterDigital Inc	13,158	1,052,640
Internap Corp *	7,211	91,075
Iridium Communications Inc *	36,656	824,760
KVH Industries Inc *	6,185	81,024
Lands’ End Inc *	4,162	73,043
Leaf Group Ltd *	6,502	65,020
Liberty Expedia Holdings Inc ‘A’ *	20,858	981,160
Liberty Latin America Ltd ‘A’ * (Chile)	16,315	340,005
Liberty Latin America Ltd ‘C’ * (Chile)	43,398	895,301
Liberty Media Corp-Liberty Braves ‘A’ *	3,528	96,244
Liberty Media Corp-Liberty Braves ‘C’ *	13,786	375,669
Limelight Networks Inc *	42,418	212,938
Liquidity Services Inc *	11,079	70,352
LiveRamp Holdings Inc *	29,391	1,452,209
LiveXLive Media Inc *	3,442	13,493
Loral Space & Communications Inc *	5,145	233,583
Maxar Technologies Ltd	21,688	717,222
MDC Partners Inc ‘A’ *	21,879	90,798
Meredith Corp	15,356	783,924
MSG Networks Inc ‘A’ *	22,882	590,356
NeoPhotonics Corp *	14,479	120,176
NETGEAR Inc *	11,941	750,492

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
New Media Investment Group Inc	22,586	$354,374
Nexstar Media Group Inc ‘A’	17,230	1,402,522
NIC Inc	24,561	363,503
NII Holdings Inc *	34,956	204,842
Oclaro Inc *	63,958	571,785
Ooma Inc *	7,307	121,296
ORBCOMM Inc *	28,764	312,377
Overstock.com Inc *	8,209	227,389
Pandora Media Inc *	98,546	937,172
pdvWireless Inc *	3,590	121,701
Perficient Inc *	13,068	348,262
Plantronics Inc	12,647	762,614
Preformed Line Products Co	1,343	94,386
Q2 Holdings Inc *	13,926	843,219
Quantenna Communications Inc *	13,085	241,418
QuinStreet Inc *	14,551	197,457
Quotient Technology Inc *	30,418	471,479
Ribbon Communications Inc *	21,278	145,329
RigNet Inc *	5,642	114,815
Saga Communications Inc ‘A’	1,632	58,997
Scholastic Corp	11,180	521,994
Shenandoah Telecommunications Co	17,773	688,704
Shutterfly Inc *	12,709	837,396
Shutterstock Inc *	7,110	388,064
Sinclair Broadcast Group Inc ‘A’	27,714	785,692
Spok Holdings Inc	6,534	100,624
Stamps.com Inc *	6,725	1,521,195
TechTarget Inc *	8,011	155,574
TEGNA Inc	82,830	990,647
Telaria Inc *	17,029	64,540
The EW Scripps Co ‘A’	17,103	282,200
The Meet Group Inc *	25,454	125,997
The New York Times Co ‘A’	50,533	1,169,839
The Trade Desk Inc ‘A’ *	12,442	1,877,622
Travelzoo *	1,856	21,994
tronc Inc *	5,989	97,800
TrueCar Inc *	36,042	508,192
Tucows Inc ‘A’ *	3,599	200,644
ViaSat Inc *	21,003	1,343,142
Viavi Solutions Inc *	86,388	979,640
VirnetX Holding Corp *	22,455	104,416
Vonage Holdings Corp *	84,724	1,199,692
Web.com Group Inc *	15,256	425,642
WideOpenWest Inc *	10,800	121,068
Windstream Holdings Inc *	16,234	79,547
World Wrestling Entertainment Inc ‘A’	16,539	1,599,817
XO Group Inc *	9,820	338,594
Yelp Inc *	31,019	1,526,135
Zix Corp *	19,540	108,447
Zscaler Inc *	5,453	222,373

		55,401,135

Consumer, Cyclical - 12.6%

Abercrombie & Fitch Co ‘A’	25,914	547,304
Acushnet Holdings Corp	12,943	355,026
Allegiant Travel Co	4,912	622,842
Altra Industrial Motion Corp	22,937	947,298
AMC Entertainment Holdings Inc ‘A’	20,323	416,621
America’s Car-Mart Inc *	2,336	182,675
American Axle & Manufacturing Holdings Inc *	42,580	742,595
American Eagle Outfitters Inc	62,392	1,549,193
Anixter International Inc *	11,284	793,265
Asbury Automotive Group Inc *	7,789	535,494
Ascena Retail Group Inc *	66,655	304,613
At Home Group Inc *	16,894	532,668
AV Homes Inc *	4,867	97,340
Barnes & Noble Education Inc *	13,509	77,812
Barnes & Noble Inc	22,342	129,584
Bassett Furniture Industries Inc	3,971	84,384
BBX Capital Corp	26,025	193,106

	Shares	Value
Beacon Roofing Supply Inc *	26,268	$950,639
Beazer Homes USA Inc *	12,303	129,182
Bed Bath & Beyond Inc	51,472	772,080
Belmond Ltd ‘A’ * (United Kingdom)	33,975	620,044
Big 5 Sporting Goods Corp	9,404	47,960
Big Lots Inc	15,327	640,515
Biglari Holdings Inc ‘A’ *	39	35,958
Biglari Holdings Inc ‘B’ *	396	71,815
BJ’s Restaurants Inc	7,838	565,904
BJ’s Wholesale Club Holdings Inc *	16,586	444,173
Bloomin’ Brands Inc	31,862	630,549
Blue Bird Corp *	5,757	141,047
Bluegreen Vacations Corp	2,636	47,158
BlueLinx Holdings Inc *	3,520	110,845
BMC Stock Holdings Inc *	25,818	481,506
Bojangles’ Inc *	6,184	97,089
Boot Barn Holdings Inc *	10,614	301,544
Boyd Gaming Corp	31,536	1,067,494
Brinker International Inc	16,877	788,662
Caleres Inc	16,051	575,589
Callaway Golf Co	35,916	872,400
Camping World Holdings Inc ‘A’	12,571	268,014
Cannae Holdings Inc *	26,693	559,218
Carrols Restaurant Group Inc *	13,328	194,589
Carvana Co *	12,384	731,771
Castle Brands Inc *	37,292	39,902
Cavco Industries Inc *	3,288	831,864
Century Casinos Inc *	11,218	83,686
Century Communities Inc *	10,101	265,151
Chico’s FAS Inc	48,677	422,030
Churchill Downs Inc	4,512	1,252,982
Chuy’s Holdings Inc *	6,431	168,814
Citi Trends Inc	5,156	148,338
Clarus Corp	8,543	94,400
Commercial Vehicle Group Inc *	10,789	98,827
Conn’s Inc *	7,512	265,549
Cooper Tire & Rubber Co	19,312	546,530
Cooper-Standard Holdings Inc *	6,749	809,745
Core-Mark Holding Co Inc	17,440	592,262
Cracker Barrel Old Country Store Inc	7,352	1,081,700
Crocs Inc *	25,687	546,876
Culp Inc	3,955	95,711
Daktronics Inc	14,183	111,195
Dana Inc	55,569	1,037,473
Dave & Buster’s Entertainment Inc	15,249	1,009,789
Deckers Outdoor Corp *	11,585	1,373,749
Del Frisco’s Restaurant Group Inc *	12,295	102,049
Del Taco Restaurants Inc *	11,487	135,661
Denny’s Corp *	24,332	358,167
Dillard’s Inc ‘A’	4,445	339,331
Dine Brands Global Inc	6,426	522,498
Dorman Products Inc *	10,383	798,660
Douglas Dynamics Inc	8,819	387,154
DSW Inc ‘A’	26,421	895,143
Duluth Holdings Inc ‘B’ *	2,932	92,241
El Pollo Loco Holdings Inc *	7,716	96,836
Eldorado Resorts Inc *	25,156	1,222,582
Empire Resorts Inc *	1,141	10,611
EnviroStar Inc *	1,469	57,218
Eros International PLC * (India)	13,638	164,338
Escalade Inc	3,749	48,175
Essendant Inc	14,305	183,390
Ethan Allen Interiors Inc	9,738	202,064
Express Inc *	27,253	301,418
EZCORP Inc ‘A’ *	18,499	197,939
Fiesta Restaurant Group Inc *	9,367	250,567
FirstCash Inc	16,654	1,365,628
Five Below Inc *	20,907	2,719,164
Flexsteel Industries Inc	2,982	88,685
Fossil Group Inc *	17,457	406,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Foundation Building Materials Inc *	5,617	$70,044
Fox Factory Holding Corp *	13,817	967,881
Francesca’s Holdings Corp *	13,174	48,876
Freshpet Inc *	9,889	362,926
Funko Inc ‘A’ *	3,523	83,460
G-III Apparel Group Ltd *	16,667	803,183
Gaia Inc *	4,630	71,302
GameStop Corp ‘A’	38,204	583,375
Genesco Inc *	7,441	350,471
Gentherm Inc *	14,077	639,800
GMS Inc *	12,242	284,014
GNC Holdings Inc ‘A’ *	32,362	133,979
Golden Entertainment Inc *	7,031	168,814
Green Brick Partners Inc *	9,834	99,323
Group 1 Automotive Inc	7,318	474,938
Guess? Inc	22,734	513,788
H&E Equipment Services Inc	12,151	459,065
Hamilton Beach Brands Holding Co ‘A’	2,503	54,916
Haverty Furniture Cos Inc	7,124	157,440
Hawaiian Holdings Inc	19,409	778,301
Herman Miller Inc	22,795	875,328
Hibbett Sports Inc *	7,006	131,713
HNI Corp	16,516	730,668
Hooker Furniture Corp	4,496	151,965
Hovnanian Enterprises Inc ‘A’ *	48,019	76,830
Hudson Ltd ‘A’ *	15,704	354,282
IMAX Corp *	20,549	530,164
Installed Building Products Inc *	8,705	339,495
Interface Inc	22,750	531,212
International Speedway Corp ‘A’	9,233	404,405
iRobot Corp *	10,214	1,122,723
J Alexander’s Holdings Inc *	5,127	61,011
J. Jill Inc *	7,131	44,070
Jack in the Box Inc	10,357	868,227
JC Penney Co Inc *	122,013	202,542
Johnson Outdoors Inc ‘A’	1,973	183,469
KB Home	33,029	789,723
Kimball International Inc ‘B’	13,823	231,535
Kirkland’s Inc *	6,831	68,925
Knoll Inc	18,488	433,544
La-Z-Boy Inc	18,129	572,876
LCI Industries	9,373	776,084
LGI Homes Inc *	6,978	331,036
Liberty TripAdvisor Holdings Inc ‘A’ *	27,732	411,820
Lifetime Brands Inc	5,178	56,440
Lindblad Expeditions Holdings Inc *	8,676	129,012
Lithia Motors Inc ‘A’	8,836	721,548
Lumber Liquidators Holdings Inc *	11,146	172,652
M/I Homes Inc *	10,902	260,885
Malibu Boats Inc ‘A’ *	7,863	430,263
Marine Products Corp	2,766	63,314
MarineMax Inc *	9,967	211,799
Marriott Vacations Worldwide Corp	14,846	1,659,040
MCBC Holdings Inc *	7,349	263,682
MDC Holdings Inc	17,231	509,693
Meritage Homes Corp *	14,729	587,687
Meritor Inc *	31,275	605,484
Mesa Air Group Inc *	3,689	51,130
Methode Electronics Inc	13,769	498,438
Miller Industries Inc	4,400	118,360
Mobile Mini Inc	16,936	742,644
Modine Manufacturing Co *	18,811	280,284
Monarch Casino & Resort Inc *	4,237	192,572
Motorcar Parts of America Inc *	7,326	171,795
Movado Group Inc	6,398	268,076
Nathan’s Famous Inc	1,039	85,614
National CineMedia Inc	28,722	304,166
National Vision Holdings Inc *	18,677	843,080
Nautilus Inc *	11,900	166,005
Navistar International Corp *	19,014	732,039

	Shares	Value
New York & Co Inc *	11,129	$42,958
Nexeo Solutions Inc *	13,119	160,708
Noodles & Co *	5,308	64,227
Office Depot Inc	211,864	680,083
Ollie’s Bargain Outlet Holdings Inc *	19,068	1,832,435
Oxford Industries Inc	6,309	569,072
Papa John’s International Inc	8,468	434,239
Party City Holdco Inc *	21,513	291,501
PC Connection Inc *	4,224	164,271
Penn National Gaming Inc *	32,538	1,071,151
Perry Ellis International Inc *	4,969	135,803
PetIQ Inc *	4,402	173,043
PetMed Express Inc	7,445	245,759
Pier 1 Imports Inc *	34,588	51,882
Pinnacle Entertainment Inc *	20,091	676,866
Planet Fitness Inc ‘A’ *	33,823	1,827,457
Potbelly Corp *	8,801	108,252
PriceSmart Inc	8,462	684,999
Purple Innovation Inc *	2,179	12,638
RCI Hospitality Holdings Inc	3,293	97,506
Reading International Inc ‘A’ *	6,538	103,300
Red Lion Hotels Corp *	5,647	70,588
Red Robin Gourmet Burgers Inc *	5,081	204,002
Red Rock Resorts Inc ‘A’	26,826	714,913
Regis Corp *	13,455	274,886
REV Group Inc	10,985	172,465
RH *	7,314	958,207
Rite Aid Corp *	402,203	514,820
Rocky Brands Inc	2,650	74,995
Roku Inc *	16,759	1,223,910
Rush Enterprises Inc ‘A’	11,409	448,488
Rush Enterprises Inc ‘B’	1,818	72,520
Ruth’s Hospitality Group Inc	11,078	349,511
Sally Beauty Holdings Inc *	46,094	847,669
ScanSource Inc *	9,872	393,893
Scientific Games Corp ‘A’ *	20,817	528,752
Sears Holdings Corp *	15,942	15,429
SeaWorld Entertainment Inc *	21,003	660,124
Shake Shack Inc ‘A’ *	9,432	594,310
Shoe Carnival Inc	4,140	159,390
Signet Jewelers Ltd (NYSE)	22,544	1,486,326
SiteOne Landscape Supply Inc *	15,300	1,152,702
Skyline Champion Corp *	11,030	315,127
SkyWest Inc	19,425	1,144,132
Sleep Number Corp *	13,226	486,452
Sonic Automotive Inc ‘A’	9,508	183,980
Sonic Corp	13,466	583,616
Sonos Inc *	5,937	95,229
Spartan Motors Inc	13,597	200,556
Speedway Motorsports Inc	4,205	75,059
Spirit Airlines Inc *	26,206	1,230,896
Sportsman’s Warehouse Holdings Inc *	12,966	75,851
Standard Motor Products Inc	7,979	392,726
Steelcase Inc ‘A’	32,580	602,730
Steven Madden Ltd	22,108	1,169,513
Superior Group of Cos Inc	3,619	68,833
Superior Industries International Inc	9,137	155,786
Systemax Inc	4,630	152,512
Tailored Brands Inc	19,001	478,635
Taylor Morrison Home Corp ‘A’ *	43,096	777,452
Tenneco Inc ‘A’	19,357	815,704
Texas Roadhouse Inc	25,990	1,800,847
The Buckle Inc	10,767	248,179
The Cato Corp ‘A’	8,840	185,817
The Cheesecake Factory Inc	16,455	881,001
The Children’s Place Inc	6,133	783,797
The Container Store Group Inc *	5,359	59,485
The Habit Restaurants Inc ‘A’ *	7,134	113,787
The Lovesac Co *	1,335	33,348
The Marcus Corp	7,397	311,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
The New Home Co Inc *	5,392	$43,460
The St Joe Co *	13,350	224,280
Tile Shop Holdings Inc	14,787	105,727
Tilly’s Inc ‘A’ *	5,879	111,407
Titan International Inc	20,098	149,127
Titan Machinery Inc *	7,220	111,802
Tower International Inc	7,882	238,430
Town Sports International Holdings Inc *	5,693	49,244
TRI Pointe Group Inc *	58,161	721,196
Triton International Ltd (Bermuda)	20,054	667,197
Tupperware Brands Corp	19,205	642,407
Unifi Inc *	6,230	176,496
UniFirst Corp	5,854	1,016,547
Universal Electronics Inc *	5,153	202,771
Vera Bradley Inc *	8,897	135,768
Veritiv Corp *	4,556	165,838
Vista Outdoor Inc *	21,809	390,163
Wabash National Corp	21,368	389,539
Weyco Group Inc	2,356	82,884
William Lyon Homes ‘A’ *	11,690	185,754
Wingstop Inc	11,173	762,781
Winmark Corp	982	163,012
Winnebago Industries Inc	11,695	387,689
Wolverine World Wide Inc	35,587	1,389,672
World Fuel Services Corp	25,637	709,632
Zoe’s Kitchen Inc *	7,148	90,923
Zumiez Inc *	6,945	183,001

		111,800,192

Consumer, Non-Cyclical - 21.8%

22nd Century Group Inc *	45,552	128,001
AAC Holdings Inc *	4,727	36,067
Aaron’s Inc	26,482	1,442,210
Abeona Therapeutics Inc *	12,249	156,787
ABM Industries Inc	25,503	822,472
Acacia Research Corp *	17,401	55,683
ACADIA Pharmaceuticals Inc *	37,263	773,580
Accelerate Diagnostics Inc *	9,849	226,035
Acceleron Pharma Inc *	14,711	841,911
ACCO Brands Corp	39,592	447,390
Accuray Inc *	33,531	150,890
Achaogen Inc *	12,537	50,023
Achillion Pharmaceuticals Inc *	53,911	198,392
Aclaris Therapeutics Inc *	10,608	154,028
Acorda Therapeutics Inc *	16,305	320,393
Adamas Pharmaceuticals Inc *	8,726	174,695
Addus HomeCare Corp *	3,615	253,592
ADMA Biologics Inc *	7,461	46,333
Adtalem Global Education Inc *	23,036	1,110,335
Aduro Biotech Inc *	25,424	186,866
Adverum Biotechnologies Inc *	21,521	130,202
Aeglea BioTherapeutics Inc *	6,437	61,602
Aerie Pharmaceuticals Inc *	13,462	828,586
Agenus Inc *	31,395	67,185
Aimmune Therapeutics Inc *	16,451	448,783
Akcea Therapeutics Inc *	5,071	177,586
Akebia Therapeutics Inc *	19,997	176,574
Akorn Inc *	35,590	461,958
Albireo Pharma Inc *	3,601	118,689
Alder Biopharmaceuticals Inc *	22,066	367,399
Aldeyra Therapeutics Inc *	6,266	86,471
Alico Inc	1,399	47,286
Allakos Inc *	3,104	139,649
Allena Pharmaceuticals Inc *	4,588	49,275
AMAG Pharmaceuticals Inc *	13,258	265,160
Amedisys Inc *	10,229	1,278,216
American Public Education Inc *	6,342	209,603
American Renal Associates Holdings Inc *	5,350	115,828
Amicus Therapeutics Inc *	71,929	869,622
AMN Healthcare Services Inc *	17,898	979,021

	Shares	Value
Amneal Pharmaceuticals Inc *	33,347	$739,970
Amphastar Pharmaceuticals Inc *	13,332	256,508
Ampio Pharmaceuticals Inc *	31,266	15,883
AnaptysBio Inc *	7,058	704,177
AngioDynamics Inc *	13,833	300,729
ANI Pharmaceuticals Inc *	3,253	183,925
Anika Therapeutics Inc *	5,280	222,710
Antares Pharma Inc *	55,402	186,151
Apellis Pharmaceuticals Inc *	13,366	237,647
Apollo Medical Holdings Inc *	1,325	29,243
Aptinyx Inc *	5,000	144,800
Aquestive Therapeutics Inc *	1,859	32,551
Aratana Therapeutics Inc *	16,184	94,515
Arbutus Biopharma Corp * (Canada)	13,917	131,516
Arcus Biosciences Inc *	3,369	46,964
Ardelyx Inc *	14,299	62,201
Arena Pharmaceuticals Inc *	18,938	871,527
Arlo Technologies Inc *	4,497	65,251
ArQule Inc *	41,092	232,581
Array BioPharma Inc *	77,838	1,183,138
Arrowhead Pharmaceuticals Inc *	33,073	634,009
Arsanis Inc *	1,721	2,788
ASGN Inc *	19,403	1,531,479
Assembly Biosciences Inc *	7,945	295,077
Assertio Therapeutics Inc *	22,566	132,688
Atara Biotherapeutics Inc *	15,998	661,517
Athenex Inc *	16,679	259,192
Athersys Inc *	46,992	98,683
AtriCure Inc *	12,846	449,995
Atrion Corp	559	388,393
Audentes Therapeutics Inc *	12,264	485,532
Avanos Medical Inc *	17,810	1,219,985
AVEO Pharmaceuticals Inc *	40,215	133,112
Avid Bioservices Inc *	19,912	136,596
Avis Budget Group Inc *	25,489	819,216
Avrobio Inc *	2,259	117,174
AxoGen Inc *	13,207	486,678
B&G Foods Inc	25,292	694,265
Barrett Business Services Inc	2,826	188,720
Bellicum Pharmaceuticals Inc *	15,779	97,199
BG Staffing Inc	2,997	81,518
BioCryst Pharmaceuticals Inc *	39,342	300,179
Biohaven Pharmaceutical Holding Co Ltd *	10,857	407,680
BioScrip Inc *	46,868	145,291
BioSpecifics Technologies Corp *	2,245	131,310
BioTelemetry Inc *	12,383	798,084
BioTime Inc *	33,861	79,573
Blueprint Medicines Corp *	15,860	1,238,032
BrightView Holdings Inc *	9,322	149,618
Brookdale Senior Living Inc *	71,278	700,663
Cadiz Inc *	8,941	99,692
CAI International Inc *	6,562	150,073
Cal-Maine Foods Inc	11,977	578,489
Calavo Growers Inc	6,089	588,197
Calithera Biosciences Inc *	13,265	69,641
Calyxt Inc *	1,978	30,204
Cambium Learning Group Inc *	5,814	68,838
Cambrex Corp *	12,695	868,338
Capital Senior Living Corp *	9,448	89,189
Cara Therapeutics Inc *	12,359	295,998
Cardiovascular Systems Inc *	12,624	494,103
Cardtronics PLC ‘A’ *	15,165	479,821
Care.com Inc *	7,665	169,473
CareDx Inc *	12,804	369,395
Career Education Corp *	25,895	386,612
Carriage Services Inc	6,131	132,123
CASI Pharmaceuticals Inc *	19,734	92,158
Catalyst Biosciences Inc *	4,705	50,720
Catalyst Pharmaceuticals Inc *	36,333	137,339
CBIZ Inc *	19,699	466,866

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Celcuity Inc *	2,455	$70,606
Cellular Biomedicine Group Inc *	4,016	72,890
Celsius Holdings Inc *	8,831	35,589
Central Garden & Pet Co *	4,338	156,342
Central Garden & Pet Co ‘A’ *	15,085	499,917
Cerus Corp *	50,742	365,850
Chegg Inc *	41,509	1,180,101
ChemoCentryx Inc *	7,845	99,161
Chimerix Inc *	18,336	71,327
ChromaDex Corp *	15,094	64,753
Cimpress NV * (Netherlands)	8,420	1,150,256
Civitas Solutions Inc *	6,021	88,810
Clearside Biomedical Inc *	11,095	68,234
Clovis Oncology Inc *	17,980	528,073
Coca-Cola Bottling Co Consolidated	1,807	329,380
Cohbar Inc *	8,802	37,937
Coherus Biosciences Inc *	19,709	325,198
Collegium Pharmaceutical Inc *	11,627	171,382
Community Health Systems Inc *	29,676	102,679
Concert Pharmaceuticals Inc *	8,481	125,858
CONMED Corp	9,667	765,820
Corbus Pharmaceuticals Holdings Inc *	19,195	144,922
Corcept Therapeutics Inc *	36,964	518,235
Corium International Inc *	10,570	100,521
CorVel Corp *	3,352	201,958
Corvus Pharmaceuticals Inc *	5,472	46,950
CRA International Inc	3,071	154,226
Craft Brew Alliance Inc *	4,875	79,706
Crinetics Pharmaceuticals Inc *	2,591	74,232
Cross Country Healthcare Inc *	12,840	112,093
CryoLife Inc *	13,574	477,805
CTI BioPharma Corp *	20,057	43,323
Cue Biopharma Inc *	6,990	63,260
Cutera Inc *	5,317	173,068
Cymabay Therapeutics Inc *	21,978	243,516
Cytokinetics Inc *	18,237	179,634
CytomX Therapeutics Inc *	16,810	310,985
CytoSorbents Corp *	11,125	143,513
Darling Ingredients Inc *	62,453	1,206,592
Dean Foods Co	33,846	240,307
Deciphera Pharmaceuticals Inc *	3,198	123,827
Deluxe Corp	18,413	1,048,436
Denali Therapeutics Inc *	17,319	376,515
Dermira Inc *	12,531	136,588
Dicerna Pharmaceuticals Inc *	17,586	268,362
Diplomat Pharmacy Inc *	21,606	419,372
Dova Pharmaceuticals Inc *	4,673	97,993
Durect Corp *	62,089	68,298
Dynavax Technologies Corp *	24,210	300,204
Eagle Pharmaceuticals Inc *	4,141	287,096
Edgewell Personal Care Co *	20,522	948,732
Editas Medicine Inc *	17,167	546,254
Eidos Therapeutics Inc *	2,565	25,599
ElectroCore LLC *	2,120	29,680
elf Beauty Inc *	8,101	103,126
Eloxx Pharmaceuticals Inc *	8,515	145,096
Emerald Expositions Events Inc	9,790	161,339
Emergent BioSolutions Inc *	17,139	1,128,260
Enanta Pharmaceuticals Inc *	6,361	543,611
Endo International PLC *	85,498	1,438,931
Endocyte Inc *	24,782	440,128
Endologix Inc *	31,597	60,350
Ennis Inc	10,257	209,756
Enzo Biochem Inc *	18,162	74,827
Epizyme Inc *	20,762	220,077
Esperion Therapeutics Inc *	8,710	386,463
Evelo Biosciences Inc *	2,132	25,968
Everi Holdings Inc *	25,274	231,763
EVERTEC Inc	23,129	557,409
Evo Payments Inc ‘A’ *	6,154	147,081

	Shares	Value
Evolus Inc *	3,393	$63,178
Farmer Brothers Co *	4,113	108,583
Fate Therapeutics Inc *	19,263	313,794
Fennec Pharmaceuticals Inc * (Canada)	4,466	36,621
FibroGen Inc *	28,661	1,741,156
Five Prime Therapeutics Inc *	13,079	182,060
Flexion Therapeutics Inc *	12,457	233,070
FONAR Corp *	2,629	65,462
Fortress Biotech Inc *	14,405	23,048
Forty Seven Inc *	2,949	43,999
Franklin Covey Co *	3,633	85,920
Fresh Del Monte Produce Inc	11,564	391,904
FTI Consulting Inc *	14,529	1,063,378
G1 Therapeutics Inc *	8,097	423,392
Genesis Healthcare Inc *	23,973	32,364
GenMark Diagnostics Inc *	20,701	152,152
Genomic Health Inc *	7,809	548,348
Geron Corp *	63,565	111,874
Glaukos Corp *	12,659	821,569
Global Blood Therapeutics Inc *	19,124	726,712
Globus Medical Inc ‘A’ *	27,846	1,580,539
GlycoMimetics Inc *	13,327	191,909
Great Lakes Dredge & Dock Corp *	20,918	129,692
Green Dot Corp ‘A’ *	18,579	1,650,187
GTx Inc *	1,816	2,851
Haemonetics Corp *	19,866	2,276,246
Halozyme Therapeutics Inc *	46,932	852,754
Harvard Bioscience Inc *	12,597	66,134
Healthcare Services Group Inc	28,355	1,151,780
HealthEquity Inc *	20,716	1,955,798
Heidrick & Struggles International Inc	7,241	245,108
Helen of Troy Ltd *	10,158	1,329,682
Helius Medical Technologies Inc *	5,405	52,915
Herc Holdings Inc *	8,962	458,854
Heron Therapeutics Inc *	26,296	832,268
Hertz Global Holdings Inc *	20,969	342,424
Heska Corp *	2,530	286,674
HMS Holdings Corp *	31,826	1,044,211
Homology Medicines Inc *	4,091	93,520
Horizon Pharma PLC *	63,587	1,245,033
Hostess Brands Inc *	37,575	415,955
Huron Consulting Group Inc *	8,774	433,436
I3 Verticals Inc ‘A’ *	2,888	66,366
ICF International Inc	7,158	540,071
Idera Pharmaceuticals Inc *	7,084	63,118
Immune Design Corp *	15,062	51,964
ImmunoGen Inc *	54,615	517,204
Immunomedics Inc *	54,214	1,129,278
Ingles Markets Inc ‘A’	5,560	190,430
Innovate Biopharmaceuticals Inc *	7,299	49,852
Innoviva Inc *	25,978	395,905
Inogen Inc *	6,746	1,646,834
Inovio Pharmaceuticals Inc *	32,039	178,137
Insmed Inc *	28,960	585,571
Insperity Inc	14,697	1,733,511
Inspire Medical Systems Inc *	3,065	128,975
Insys Therapeutics Inc *	10,891	109,781
Integer Holdings Corp *	11,897	986,856
Intellia Therapeutics Inc *	12,633	361,556
Inter Parfums Inc	6,659	429,173
Intercept Pharmaceuticals Inc *	8,396	1,060,919
Intersect ENT Inc *	11,733	337,324
Intra-Cellular Therapies Inc *	16,939	367,576
Intrexon Corp *	27,561	474,600
Invacare Corp	12,758	185,629
Invitae Corp *	25,298	423,236
Iovance Biotherapeutics Inc *	31,313	352,271
iRadimed Corp *	1,356	50,375
iRhythm Technologies Inc *	9,233	873,996
Ironwood Pharmaceuticals Inc *	52,325	965,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
J&J Snack Foods Corp	5,855	$883,461
John B Sanfilippo & Son Inc	3,509	250,472
Jounce Therapeutics Inc *	6,005	39,033
K12 Inc *	13,469	238,401
K2M Group Holdings Inc *	15,472	423,469
Kadmon Holdings Inc *	37,395	124,899
Kala Pharmaceuticals Inc *	3,975	39,233
Karyopharm Therapeutics Inc *	18,291	311,496
Kelly Services Inc ‘A’	12,169	292,421
Keryx Biopharmaceuticals Inc *	37,397	127,150
Kezar Life Sciences Inc *	1,868	39,994
Kforce Inc	8,581	322,646
Kindred Biosciences Inc *	10,848	151,330
Kiniksa Pharmaceuticals Ltd ‘A’ * (Bermuda)	2,358	60,129
Korn/Ferry International	21,808	1,073,826
Kura Oncology Inc *	9,857	172,498
La Jolla Pharmaceutical Co *	8,509	171,286
Lancaster Colony Corp	7,236	1,079,684
Lannett Co Inc *	11,411	54,202
Lantheus Holdings Inc *	14,754	220,572
Laureate Education Inc ‘A’ *	31,792	490,868
LeMaitre Vascular Inc	6,264	242,667
Lexicon Pharmaceuticals Inc *	16,975	181,123
LHC Group Inc *	11,283	1,162,036
LifePoint Health Inc *	13,667	880,155
Ligand Pharmaceuticals Inc *	7,973	2,188,509
Limoneira Co	5,690	148,566
Liquidia Technologies Inc *	1,783	48,908
LivaNova PLC *	18,614	2,307,578
Loxo Oncology Inc *	10,222	1,746,224
LSC Communications Inc	12,116	134,003
Luminex Corp	15,691	475,594
MacroGenics Inc *	14,811	317,548
Madrigal Pharmaceuticals Inc *	2,644	566,160
Magellan Health Inc *	9,395	676,910
Mallinckrodt PLC *	31,756	930,768
MannKind Corp *	55,482	101,532
Marinus Pharmaceuticals Inc *	14,333	143,330
Marrone Bio Innovations Inc *	20,797	38,059
Matthews International Corp ‘A’	11,787	591,118
MediciNova Inc *	15,399	192,334
Medifast Inc	4,454	986,784
Medpace Holdings Inc *	8,269	495,396
Melinta Therapeutics Inc *	12,575	49,671
Menlo Therapeutics Inc *	2,520	24,822
Meridian Bioscience Inc	15,897	236,865
Merit Medical Systems Inc *	20,354	1,250,753
Mersana Therapeutics Inc *	5,256	52,560
MGP Ingredients Inc	5,057	399,402
MiMedx Group Inc *	39,796	245,939
Minerva Neurosciences Inc *	11,286	141,639
Miragen Therapeutics Inc *	10,205	56,944
Mirati Therapeutics Inc *	7,688	362,105
Molecular Templates Inc *	3,499	18,860
Momenta Pharmaceuticals Inc *	29,293	770,406
MoneyGram International Inc *	12,094	64,703
Monro Inc	12,114	843,134
Mustang Bio Inc *	5,915	35,194
MyoKardia Inc *	12,980	846,296
Myriad Genetics Inc *	25,208	1,159,568
NanoString Technologies Inc *	8,578	152,946
NantKwest Inc *	13,156	48,677
Natera Inc *	12,555	300,567
National Beverage Corp *	4,528	528,055
National HealthCare Corp	4,807	362,304
National Research Corp ‘A’	4,345	167,717
Natural Grocers by Vitamin Cottage Inc *	3,051	51,531
Natural Health Trends Corp	2,584	60,156
Nature’s Sunshine Products Inc *	4,348	38,045
Natus Medical Inc *	12,277	437,675

	Shares	Value
Navigant Consulting Inc	16,795	$387,293
Neogen Corp *	19,248	1,376,809
NeoGenomics Inc *	24,147	370,656
Neon Therapeutics Inc *	2,096	17,900
Neos Therapeutics Inc *	11,939	57,904
Neuronetics Inc *	2,359	75,630
Nevro Corp *	11,115	633,555
NewLink Genetics Corp *	11,053	26,417
Novavax Inc *	151,321	284,483
Novocure Ltd *	28,079	1,471,340
Nutrisystem Inc	11,175	414,034
NuVasive Inc *	19,639	1,393,976
Nuvectra Corp *	5,506	121,022
NxStage Medical Inc *	24,843	692,871
Nymox Pharmaceutical Corp * (Canada)	12,095	29,754
Ocular Therapeutix Inc *	12,578	86,537
Odonate Therapeutics Inc *	2,510	48,719
Omeros Corp *	17,414	425,076
OPKO Health Inc *	121,840	421,566
Optinose Inc *	6,384	79,353
OraSure Technologies Inc *	22,737	351,287
Organovo Holdings Inc *	41,821	48,094
Orthofix Medical Inc *	6,939	401,144
OrthoPediatrics Corp *	2,709	99,258
Ovid therapeutics Inc *	4,610	26,139
Owens & Minor Inc	23,317	385,197
Oxford Immunotec Global PLC *	9,737	158,032
Pacific Biosciences of California Inc *	45,191	244,483
Pacira Pharmaceuticals Inc *	15,270	750,520
Palatin Technologies Inc *	70,214	70,038
Paratek Pharmaceuticals Inc *	12,507	121,318
Patterson Cos Inc	31,540	771,153
Paylocity Holding Corp *	11,172	897,335
PDL BioPharma Inc *	55,894	147,001
Performance Food Group Co *	38,740	1,290,042
Pfenex Inc *	8,401	42,929
PFSweb Inc *	5,729	42,395
Phibro Animal Health Corp ‘A’	7,763	333,033
Pieris Pharmaceuticals Inc *	20,575	115,220
PolarityTE Inc *	3,423	65,379
Portola Pharmaceuticals Inc *	24,846	661,649
Prestige Consumer Healthcare Inc *	19,819	750,942
PRGX Global Inc *	7,723	67,190
Primo Water Corp *	12,516	225,914
Progenics Pharmaceuticals Inc *	31,404	196,903
Proteostasis Therapeutics Inc *	9,931	23,934
Prothena Corp PLC * (Ireland)	14,743	192,838
PTC Therapeutics Inc *	17,296	812,912
Pulse Biosciences Inc *	3,938	55,880
Puma Biotechnology Inc *	11,289	517,601
Pyxus International Inc *	3,279	75,417
Quad/Graphics Inc	12,103	252,227
Quanterix Corp *	3,046	65,245
Quidel Corp *	13,058	850,990
Quorum Health Corp *	11,169	65,450
R1 RCM Inc *	38,540	391,566
Ra Pharmaceuticals Inc *	4,849	87,718
Radius Health Inc *	15,068	268,210
RadNet Inc *	15,116	227,496
Reata Pharmaceuticals Inc ‘A’ *	7,134	583,276
Recro Pharma Inc *	5,734	40,769
REGENXBIO Inc *	12,092	912,946
Reis Inc	3,351	77,073
Rent-A-Center Inc *	16,321	234,696
Repligen Corp *	14,626	811,158
Replimune Group Inc *	2,747	44,227
Resources Connection Inc	11,154	185,156
resTORbio Inc *	2,443	36,987
Retrophin Inc *	15,275	438,851
Revance Therapeutics Inc *	12,292	305,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Revlon Inc ‘A’ *	3,243	$72,319
Rhythm Pharmaceuticals Inc *	5,728	167,086
Rigel Pharmaceuticals Inc *	65,676	210,820
Rocket Pharmaceuticals Inc *	8,269	203,583
Rockwell Medical Inc *	18,222	76,897
Rosetta Stone Inc *	7,708	153,312
RR Donnelley & Sons Co	27,250	147,150
RTI Surgical Inc *	22,446	101,007
Rubius Therapeutics Inc *	4,488	107,712
Sanderson Farms Inc	7,852	811,661
Sangamo Therapeutics Inc *	38,453	651,778
Savara Inc *	9,867	110,116
Scholar Rock Holding Corp *	2,276	58,607
scPharmaceuticals Inc *	2,505	14,704
SEACOR Marine Holdings Inc *	6,223	140,826
SeaSpine Holdings Corp *	4,385	68,231
Select Medical Holdings Corp *	41,622	765,845
Selecta Biosciences Inc *	7,126	110,809
Seneca Foods Corp ‘A’ *	3,008	101,370
Senseonics Holdings Inc *	32,168	153,441
Seres Therapeutics Inc *	8,307	63,050
ServiceSource International Inc *	32,718	93,246
Sienna Biopharmaceuticals Inc *	5,910	87,586
Sientra Inc *	9,173	219,051
SIGA Technologies Inc *	20,553	141,610
Smart & Final Stores Inc *	8,809	50,211
Solid Biosciences Inc *	4,632	218,538
Sorrento Therapeutics Inc *	41,323	181,821
Sotheby’s *	14,188	697,908
SP Plus Corp *	8,900	324,850
Spark Therapeutics Inc *	11,973	653,127
SpartanNash Co	13,354	267,881
Spectrum Pharmaceuticals Inc *	37,921	637,073
Spero Therapeutics Inc *	2,584	27,158
Spring Bank Pharmaceuticals Inc *	3,910	47,116
STAAR Surgical Co *	16,808	806,784
Stemline Therapeutics Inc *	10,560	175,296
Strategic Education Inc	8,041	1,101,858
Supernus Pharmaceuticals Inc *	18,823	947,738
SUPERVALU Inc *	14,645	471,862
Surface Oncology Inc *	2,884	31,551
Surgery Partners Inc *	7,582	125,103
Surmodics Inc *	5,026	375,191
Syndax Pharmaceuticals Inc *	6,044	48,836
Syneos Health Inc *	23,853	1,229,622
Synergy Pharmaceuticals Inc *	98,539	167,516
Synlogic Inc *	6,055	86,042
Syros Pharmaceuticals Inc *	9,707	115,610
T2 Biosystems Inc *	10,062	74,962
Tactile Systems Technology Inc *	6,609	469,569
Tandem Diabetes Care Inc *	19,489	834,909
Team Inc *	10,877	244,732
Tejon Ranch Co *	7,603	165,061
Teladoc Health Inc *	25,611	2,211,510
Teligent Inc *	14,736	58,207
Tenet Healthcare Corp *	32,292	919,030
Tetraphase Pharmaceuticals Inc *	20,751	57,273
Textainer Group Holdings Ltd *	10,874	139,187
TG Therapeutics Inc *	23,471	131,438
The Andersons Inc	10,305	387,983
The Boston Beer Co Inc ‘A’ *	3,190	917,125
The Brink’s Co	19,196	1,338,921
The Chefs’ Warehouse Inc *	8,205	298,252
The Ensign Group Inc	18,829	713,996
The Hackett Group Inc	9,490	191,224
The Medicines Co *	26,244	784,958
The Providence Service Corp *	4,467	300,540
The Simply Good Foods Co *	22,624	440,037
TherapeuticsMD Inc *	66,684	437,447
Theravance Biopharma Inc *	16,289	532,162

	Shares	Value
Tivity Health Inc *	15,272	$490,995
Tocagen Inc *	6,954	108,413
Tootsie Roll Industries Inc	5,996	175,383
TransEnterix Inc *	61,645	357,541
Translate Bio Inc *	3,442	34,420
Travelport Worldwide Ltd	48,251	813,994
Tricida Inc *	4,383	133,901
TriNet Group Inc *	16,830	947,866
Triple-S Management Corp ‘B’ *	8,653	163,455
TrueBlue Inc *	15,196	395,856
Turning Point Brands Inc	3,069	127,241
Tyme Technologies Inc *	16,481	45,817
Ultragenyx Pharmaceutical Inc *	17,916	1,367,707
United Natural Foods Inc *	19,077	571,356
UNITY Biotechnology Inc *	1,953	31,814
Universal Corp	9,377	609,505
Unum Therapeutics Inc *	1,410	14,523
US Physical Therapy Inc	4,794	568,568
USANA Health Sciences Inc *	4,822	581,292
Utah Medical Products Inc	1,300	122,460
Vanda Pharmaceuticals Inc *	19,428	445,873
Varex Imaging Corp *	14,557	417,204
Vector Group Ltd	39,525	544,657
Vectrus Inc *	4,131	128,846
Veracyte Inc *	10,101	96,465
Verastem Inc *	26,079	189,073
Vericel Corp *	16,300	230,645
Verrica Pharmaceuticals Inc *	2,066	33,573
Viad Corp	7,823	463,513
ViewRay Inc *	22,953	214,840
Viking Therapeutics Inc *	19,741	343,888
Village Super Market Inc ‘A’	3,239	88,101
Vital Therapies Inc *	11,979	3,299
Voyager Therapeutics Inc *	8,508	160,971
WaVe Life Sciences Ltd *	6,642	332,100
WD-40 Co	5,226	899,395
Weight Watchers International Inc *	14,674	1,056,381
Weis Markets Inc	3,695	160,363
Willdan Group Inc *	3,315	112,577
Wright Medical Group NV *	47,719	1,384,805
Xencor Inc *	17,567	684,586
Xeris Pharmaceuticals Inc *	2,442	42,930
XOMA Corp *	2,298	40,376
Zafgen Inc *	11,497	134,400
ZIOPHARM Oncology Inc *	52,741	168,771
Zogenix Inc *	15,842	785,763
Zomedica Pharmaceuticals Corp *	10,651	19,917

		194,295,937

Energy - 4.9%

Abraxas Petroleum Corp *	58,534	136,384
Adams Resources & Energy Inc	745	31,633
Advanced Emissions Solutions Inc	1,832	21,911
Alta Mesa Resources Inc *	38,000	158,840
Amyris Inc *	9,459	75,104
Approach Resources Inc *	18,393	41,016
Arch Coal Inc ‘A’	6,961	622,313
Archrock Inc	47,535	579,927
Basic Energy Services Inc *	7,986	79,780
Berry Petroleum Corp	5,029	88,611
Bonanza Creek Energy Inc *	7,489	223,022
Bristow Group Inc *	12,641	153,335
C&J Energy Services Inc *	24,626	512,221
California Resources Corp *	17,241	836,706
Callon Petroleum Co *	87,246	1,046,079
CARBO Ceramics Inc *	6,975	50,569
Carrizo Oil & Gas Inc *	33,391	841,453
Clean Energy Fuels Corp *	49,103	127,668
Cloud Peak Energy Inc *	31,100	71,530
CONSOL Energy Inc *	10,731	437,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
CVR Energy Inc	6,368	$256,121
Dawson Geophysical Co *	8,028	49,693
Delek US Holdings Inc	31,994	1,357,505
Denbury Resources Inc *	175,679	1,089,210
Diamond Offshore Drilling Inc *	24,742	494,840
DMC Global Inc	5,595	228,276
Dril-Quip Inc *	14,296	746,966
Earthstone Energy Inc ‘A’ *	7,499	70,341
Eclipse Resources Corp *	37,743	44,914
Energy XXI Gulf Coast Inc *	12,988	108,580
Enphase Energy Inc *	34,180	165,773
EP Energy Corp ‘A’ *	17,887	41,856
Era Group Inc *	7,662	94,626
Evolution Petroleum Corp	9,750	107,737
Exterran Corp *	12,669	336,109
Flotek Industries Inc *	21,773	52,255
Forum Energy Technologies Inc *	30,668	317,414
Frank’s International NV *	28,921	251,034
FTS International Inc *	12,323	145,288
FuelCell Energy Inc *	31,574	33,784
FutureFuel Corp	9,816	181,989
Goodrich Petroleum Corp *	3,289	46,178
Green Plains Inc	14,646	251,911
Gulfmark Offshore Inc *	1,436	53,563
Gulfport Energy Corp *	66,200	689,142
Halcon Resources Corp *	52,236	233,495
Hallador Energy Co	6,577	40,909
Helix Energy Solutions Group Inc *	53,001	523,650
HighPoint Resources Corp *	43,079	210,225
Independence Contract Drilling Inc *	13,218	65,297
ION Geophysical Corp *	4,199	65,294
Isramco Inc *	298	36,371
Jagged Peak Energy Inc *	24,220	334,963
Keane Group Inc *	20,347	251,692
Key Energy Services Inc *	4,410	50,450
KLX Energy Services Holdings Inc *	7,978	255,376
Laredo Petroleum Inc *	57,985	473,737
Liberty Oilfield Services Inc ‘A’	16,902	364,576
Lilis Energy Inc *	18,234	89,347
Mammoth Energy Services Inc	4,790	139,389
Matador Resources Co *	40,253	1,330,362
Matrix Service Co *	10,243	252,490
McDermott International Inc *	68,356	1,259,801
Midstates Petroleum Co Inc *	5,128	45,690
MRC Global Inc *	31,381	589,021
Murphy USA Inc *	11,503	983,046
NACCO Industries Inc ‘A’	1,612	52,793
Natural Gas Services Group Inc *	5,097	107,547
NCS Multistage Holdings Inc *	3,057	50,471
Newpark Resources Inc *	33,397	345,659
NextDecade Corp *	2,989	16,888
Nine Energy Service Inc *	5,662	173,144
Noble Corp PLC *	94,413	663,723
Northern Oil & Gas Inc *	74,175	296,700
NOW Inc *	40,836	675,836
Oasis Petroleum Inc *	103,222	1,463,688
Ocean Rig UDW Inc ‘A’ * (Cyprus)	20,782	719,473
Oceaneering International Inc *	37,885	1,045,626
Oil States International Inc *	22,783	756,396
Ormat Technologies Inc	15,205	822,743
Panhandle Oil & Gas Inc ‘A’	6,011	110,903
Par Pacific Holdings Inc *	11,703	238,741
Pattern Energy Group Inc ‘A’	31,117	618,295
PDC Energy Inc *	25,197	1,233,645
Peabody Energy Corp	29,934	1,066,848
Penn Virginia Corp *	4,932	397,223
PHI Inc *	3,744	34,969
Pioneer Energy Services Corp *	27,161	80,125
Plug Power Inc *	78,995	151,670
Profire Energy Inc *	9,265	29,555

	Shares	Value
ProPetro Holding Corp *	27,110	$447,044
Quintana Energy Services Inc *	2,047	15,025
Ramaco Resources Inc *	2,480	18,501
Renewable Energy Group Inc *	14,124	406,771
Resolute Energy Corp *	8,170	308,908
REX American Resources Corp *	2,132	161,073
Ring Energy Inc *	22,727	225,225
Rowan Cos PLC ‘A’ *	48,658	916,230
Sanchez Energy Corp *	25,625	58,937
SandRidge Energy Inc *	12,318	133,897
SEACOR Holdings Inc *	6,385	315,483
Select Energy Services Inc ‘A’ *	17,893	211,853
SemGroup Corp ‘A’	29,611	652,923
SilverBow Resources Inc *	2,539	67,715
Smart Sand Inc *	9,416	38,700
Solaris Oilfield Infrastructure Inc ‘A’ *	10,328	195,096
Southwestern Energy Co *	226,109	1,155,417
SRC Energy Inc *	91,799	816,093
SunCoke Energy Inc *	24,198	281,181
Sunrun Inc *	37,649	468,354
Superior Energy Services Inc *	58,569	570,462
Talos Energy Inc *	7,825	256,816
Tellurian Inc *	32,032	287,327
TerraForm Power Inc ‘A’	27,366	316,077
TETRA Technologies Inc *	45,241	204,037
Thermon Group Holdings Inc *	12,982	334,676
TPI Composites Inc *	5,739	163,848
Trecora Resources *	7,919	110,866
Ultra Petroleum Corp *	63,684	71,326
Unit Corp *	19,992	520,991
US Silica Holdings Inc	29,931	563,601
Vivint Solar Inc *	12,163	63,248
W&T Offshore Inc *	36,590	352,728
Warrior Met Coal Inc	16,532	447,025
WildHorse Resource Development Corp *	10,059	237,795
Zion Oil & Gas Inc *	20,927	26,787

		43,521,017

Financial - 23.6%

1st Constitution Bancorp	2,632	54,482
1st Source Corp	6,121	322,087
Acadia Realty Trust REIT	30,838	864,389
Access National Corp	6,029	163,446
ACNB Corp	2,596	96,571
AG Mortgage Investment Trust Inc REIT	10,965	199,344
Agree Realty Corp REIT	11,551	613,589
Aircastle Ltd	21,198	464,448
Alexander & Baldwin Inc REIT	25,670	582,452
Alexander’s Inc REIT	838	287,685
Allegiance Bancshares Inc *	4,600	191,820
Altisource Portfolio Solutions SA *	3,630	116,995
Amalgamated Bank ‘A’ *	3,646	70,331
Ambac Financial Group Inc *	16,389	334,663
American Assets Trust Inc REIT	14,607	544,695
American Equity Investment Life Holding Co	34,119	1,206,448
American National Bankshares Inc	3,357	130,923
American Realty Investors Inc *	1,131	19,137
Americold Realty Trust REIT	32,986	825,310
Ameris Bancorp	16,131	737,187
AMERISAFE Inc	7,270	450,376
Ames National Corp	3,552	96,792
AmTrust Financial Services Inc *	42,115	611,510
Annaly Capital Management Inc REIT	16,421	167,989
Anworth Mortgage Asset Corp REIT	38,169	176,722
Apollo Commercial Real Estate Finance Inc REIT	47,522	896,740
Arbor Realty Trust Inc REIT	15,101	173,359
Ares Commercial Real Estate Corp REIT	10,032	140,147
Argo Group International Holdings Ltd	12,426	783,459
Arlington Asset Investment Corp ‘A’	11,683	109,119

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Armada Hoffler Properties Inc REIT	18,671	$282,119
ARMOUR Residential REIT Inc	15,997	359,133
Arrow Financial Corp	5,048	186,777
Artisan Partners Asset Management Inc ‘A’	18,612	603,029
Ashford Hospitality Trust Inc REIT	33,524	214,218
Ashford Inc *	309	23,444
Associated Capital Group Inc ‘A’	890	37,870
Atlantic Capital Bancshares Inc *	9,929	166,311
Auburn National Bancorporation Inc	893	34,220
Axos Financial Inc *	22,634	778,383
B. Riley Financial Inc	7,889	178,686
Banc of California Inc	16,692	315,479
BancFirst Corp	6,883	412,636
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	11,581	242,275
BancorpSouth Bank	35,921	1,174,617
Bank of Commerce Holdings	6,480	79,056
Bank of Marin Bancorp	2,572	215,791
BankFinancial Corp	5,479	87,335
Bankwell Financial Group Inc	2,652	83,167
Banner Corp	12,206	758,847
Bar Harbor Bankshares	6,138	176,283
Baycom Corp *	4,110	109,655
BCB Bancorp Inc	5,230	72,436
Beneficial Bancorp Inc	25,760	435,344
Berkshire Hills Bancorp Inc	15,455	629,018
Blackstone Mortgage Trust Inc ‘A’ REIT	42,939	1,438,886
Blucora Inc *	17,856	718,704
Blue Hills Bancorp Inc	9,095	219,189
Bluerock Residential Growth REIT Inc	8,854	86,769
Boston Private Financial Holdings Inc	31,788	433,906
Braemar Hotels & Resorts Inc REIT	11,591	136,426
Bridge Bancorp Inc	6,218	206,438
Bridgewater Bancshares Inc *	1,821	23,709
BrightSphere Investment Group PLC	30,477	377,915
Brookline Bancorp Inc	30,281	505,693
BRT Apartments Corp REIT	3,170	38,167
Bryn Mawr Bank Corp	7,836	367,508
BSB Bancorp Inc *	3,240	105,624
Business First Bancshares Inc	3,649	96,881
Byline Bancorp Inc *	6,193	140,581
C&F Financial Corp	1,419	83,366
Cadence BanCorp	27,510	718,561
Cambridge Bancorp	1,330	119,687
Camden National Corp	6,125	266,070
Capital City Bank Group Inc	4,249	99,172
Capitol Federal Financial Inc	48,996	624,209
Capstar Financial Holdings Inc	2,623	43,804
Capstead Mortgage Corp REIT	33,249	263,000
CareTrust REIT Inc	28,103	497,704
Carolina Financial Corp	8,010	302,137
Cass Information Systems Inc	4,506	293,431
CatchMark Timber Trust Inc ‘A’ REIT	19,221	219,696
Cathay General Bancorp	29,486	1,221,900
CB Financial Services Inc	1,745	53,833
CBL & Associates Properties Inc REIT	66,786	266,476
CBTX Inc	7,284	258,873
Cedar Realty Trust Inc REIT	35,395	164,941
CenterState Bank Corp	35,241	988,510
Central Pacific Financial Corp	10,475	276,854
Central Valley Community Bancorp	4,550	98,326
Century Bancorp Inc ‘A’	1,046	75,574
Chatham Lodging Trust REIT	17,226	359,851
Chemical Financial Corp	27,232	1,454,189
Chemung Financial Corp	1,328	56,347
Cherry Hill Mortgage Investment Corp REIT	6,257	113,252
Chesapeake Lodging Trust REIT	22,726	728,823
Citizens & Northern Corp	4,641	121,362
Citizens Inc *	20,093	168,781
City Holding Co	5,788	444,518

	Shares	Value
City Office REIT Inc	14,868	$187,634
Civista Bancshares Inc	5,036	121,317
Clipper Realty Inc REIT	5,118	69,247
CNB Financial Corp	5,974	172,410
CNO Financial Group Inc	62,554	1,327,396
Coastal Financial Corp *	2,268	38,556
Codorus Valley Bancorp Inc	3,190	99,656
Cohen & Steers Inc	8,589	348,799
Colony Credit Real Estate Inc REIT	32,138	706,715
Columbia Banking System Inc	27,917	1,082,342
Columbia Financial Inc *	19,593	327,203
Community Bank System Inc	19,236	1,174,743
Community Bankers Trust Corp *	9,070	79,816
Community Healthcare Trust Inc REIT	6,948	215,249
Community Trust Bancorp Inc	6,233	288,900
ConnectOne Bancorp Inc	11,859	281,651
Consolidated-Tomoka Land Co	1,410	87,815
CoreCivic Inc REIT	45,380	1,104,095
CorEnergy Infrastructure Trust Inc REIT	4,659	175,085
CorePoint Lodging Inc REIT	15,560	302,642
County Bancorp Inc	1,957	49,121
Cousins Properties Inc REIT	161,061	1,431,832
Cowen Inc *	10,266	167,336
Crawford & Co ‘B’	4,268	39,308
Curo Group Holdings Corp *	4,488	135,672
Cushman & Wakefield PLC *	16,945	287,896
Customers Bancorp Inc *	11,221	264,030
CVB Financial Corp	42,427	946,971
Diamond Hill Investment Group Inc *	1,252	207,068
DiamondRock Hospitality Co REIT	79,181	924,042
Dime Community Bancshares Inc	12,917	230,568
Donegal Group Inc ‘A’	4,102	58,289
Drive Shack Inc *	23,479	139,935
Dynex Capital Inc REIT	21,031	134,178
Eagle Bancorp Inc *	12,089	611,703
Easterly Government Properties Inc REIT	23,305	451,418
EastGroup Properties Inc REIT	13,439	1,285,037
eHealth Inc *	6,962	196,746
Elevate Credit Inc *	8,480	68,349
Ellie Mae Inc *	13,071	1,238,739
EMC Insurance Group Inc	3,792	93,738
Employers Holdings Inc	12,220	553,566
Encore Capital Group Inc *	9,760	349,896
Enova International Inc *	12,572	362,074
Enstar Group Ltd * (Bermuda)	4,586	956,181
Entegra Financial Corp *	2,833	75,216
Enterprise Bancorp Inc	3,701	127,277
Enterprise Financial Services Corp	8,662	459,519
Equity Bancshares Inc ‘A’ *	5,228	205,251
Esquire Financial Holdings Inc *	2,008	50,120
ESSA Bancorp Inc	3,495	56,829
Essent Group Ltd *	36,756	1,626,453
Essential Properties Realty Trust Inc REIT	13,452	190,884
Evans Bancorp Inc	1,947	91,412
Exantas Capital Corp REIT	10,681	117,277
Farmers & Merchants Bancorp Inc	3,632	154,687
Farmers National Banc Corp	10,443	159,778
Farmland Partners Inc REIT	11,782	78,939
FB Financial Corp	6,251	244,914
FBL Financial Group Inc ‘A’	3,988	300,097
FCB Financial Holdings Inc ‘A’ *	16,181	766,979
Federal Agricultural Mortgage Corp ‘C’	3,349	241,731
Federated Investors Inc ‘B’	37,273	899,025
FedNat Holding Co	4,504	114,762
FGL Holdings *	54,188	484,983
Fidelity D&D Bancorp Inc	863	59,530
Fidelity Southern Corp	8,148	201,907
Financial Institutions Inc	5,920	185,888
First Bancorp Inc	4,206	121,848
First Bancorp NC	11,070	448,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
First BanCorp PR *	80,673	$734,124
First Bank	5,195	68,314
First Busey Corp	16,786	521,205
First Business Financial Services Inc	3,216	74,547
First Choice Bancorp	3,422	92,702
First Commonwealth Financial Corp	38,298	618,130
First Community Bancshares Inc	6,057	205,211
First Community Corp	2,690	65,098
First Connecticut Bancorp Inc	5,307	156,822
First Defiance Financial Corp	7,946	239,254
First Financial Bancorp	36,397	1,080,991
First Financial Bankshares Inc	24,875	1,470,112
First Financial Corp	4,749	238,400
First Financial Northwest Inc	2,792	46,263
First Foundation Inc *	14,484	226,240
First Guaranty Bancshares Inc	1,742	44,752
First Industrial Realty Trust Inc REIT	47,691	1,497,497
First Internet Bancorp	3,676	111,934
First Interstate BancSystem Inc ‘A’	12,576	563,405
First Merchants Corp	19,041	856,655
First Mid-Illinois Bancshares Inc	4,664	188,099
First Midwest Bancorp Inc	39,059	1,038,579
First Northwest Bancorp *	4,012	61,785
First Savings Financial Group Inc	558	38,100
First United Corp	2,582	48,542
Flagstar Bancorp Inc *	11,440	360,017
Flushing Financial Corp	10,414	254,102
Focus Financial Partners Inc ‘A’ *	7,185	341,000
Forestar Group Inc *	4,018	85,182
Four Corners Property Trust Inc REIT	26,075	669,867
Franklin Financial Network Inc *	5,097	199,293
Franklin Street Properties Corp REIT	40,040	319,920
Front Yard Residential Corp REIT	18,237	197,871
FRP Holdings Inc *	2,752	170,899
FS Bancorp Inc	1,191	66,363
Fulton Financial Corp	65,717	1,094,188
GAIN Capital Holdings Inc	9,040	58,760
GAMCO Investors Inc ‘A’	1,683	39,416
Genworth Financial Inc ‘A’ *	193,846	808,338
German American Bancorp Inc	8,110	286,121
Getty Realty Corp REIT	12,940	369,566
Glacier Bancorp Inc	32,486	1,399,822
Gladstone Commercial Corp REIT	11,494	220,110
Gladstone Land Corp REIT	5,009	61,811
Global Indemnity Ltd (Cayman)	3,294	124,184
Global Medical REIT Inc	7,069	66,590
Global Net Lease Inc REIT	27,348	570,206
Goosehead Insurance Inc ‘A’ *	3,731	126,369
Government Properties Income Trust REIT	33,897	382,697
Gramercy Property Trust REIT	61,320	1,682,621
Granite Point Mortgage Trust Inc REIT	16,226	312,837
Great Ajax Corp REIT	6,117	83,252
Great Southern Bancorp Inc	4,410	244,093
Great Western Bancorp Inc	22,513	949,823
Green Bancorp Inc	10,012	221,265
Greene County Bancorp Inc	989	31,747
Greenhill & Co Inc	7,445	196,176
Greenlight Capital Re Ltd ‘A’ *	10,769	133,536
Guaranty Bancorp	10,120	300,564
Guaranty Bancshares Inc	2,848	86,095
Hallmark Financial Services Inc *	5,213	57,343
Hamilton Lane Inc ‘A’	5,606	248,234
Hancock Whitney Corp	32,445	1,542,760
Hanmi Financial Corp	11,954	297,655
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	19,549	419,717
HarborOne Bancorp Inc *	5,755	110,036
HCI Group Inc	2,677	117,119
Health Insurance Innovations Inc ‘A’ *	4,889	301,407
Healthcare Realty Trust Inc REIT	47,429	1,387,773

	Shares	Value
Heartland Financial USA Inc	11,147	$647,083
Heritage Commerce Corp	15,656	233,588
Heritage Financial Corp	14,034	493,295
Heritage Insurance Holdings Inc	7,537	111,698
Hersha Hospitality Trust REIT	12,853	291,378
HFF Inc ‘A’ *	14,319	608,271
Hilltop Holdings Inc	26,877	542,109
Hingham Institution for Savings	486	106,828
Home Bancorp Inc	3,041	132,223
Home BancShares Inc	60,792	1,331,345
HomeStreet Inc *	8,946	237,069
HomeTrust Bancshares Inc *	6,936	202,184
Hope Bancorp Inc	47,326	765,261
Horace Mann Educators Corp	15,728	706,187
Horizon Bancorp Inc	14,642	289,179
Houlihan Lokey Inc	12,786	574,475
Howard Bancorp Inc *	5,067	89,686
IBERIABANK Corp	21,205	1,725,027
Impac Mortgage Holdings Inc *	4,426	33,151
Independence Holding Co	2,110	75,749
Independence Realty Trust Inc REIT	34,650	364,864
Independent Bank Corp MA	10,506	867,796
Independent Bank Corp MI	8,853	209,373
Independent Bank Group Inc	8,021	531,792
Industrial Logistics Properties Trust REIT	7,520	173,035
InfraREIT Inc *	17,150	362,722
Innovative Industrial Properties Inc REIT	2,525	121,806
International Bancshares Corp	21,000	945,000
INTL. FCStone Inc *	5,922	286,151
Invesco Mortgage Capital Inc REIT	43,464	687,600
Investar Holding Corp	3,508	94,190
Investment Technology Group Inc	12,257	265,487
Investors Bancorp Inc	94,208	1,155,932
Investors Real Estate Trust REIT	45,652	272,999
Investors Title Co	484	81,264
iStar Inc REIT	25,707	287,147
James River Group Holdings Ltd	10,301	439,029
Jernigan Capital Inc REIT	6,962	134,297
Kearny Financial Corp	37,641	521,328
Kemper Corp	20,170	1,622,676
Kennedy-Wilson Holdings Inc	48,383	1,040,234
Kingstone Cos Inc	3,957	75,183
Kinsale Capital Group Inc	7,738	494,149
Kite Realty Group Trust REIT	31,698	527,772
KKR Real Estate Finance Trust Inc REIT	6,333	127,737
Ladder Capital Corp REIT	33,425	566,219
Ladenburg Thalmann Financial Services Inc	42,380	114,426
Lakeland Bancorp Inc	17,112	308,872
Lakeland Financial Corp	9,119	423,851
LaSalle Hotel Properties REIT	42,372	1,465,647
LCNB Corp	3,582	66,804
LegacyTexas Financial Group Inc	18,225	776,385
LendingClub Corp *	118,971	461,607
LendingTree Inc *	2,975	684,547
Level One Bancorp Inc	657	18,265
Lexington Realty Trust REIT	83,742	695,059
Live Oak Bancshares Inc	9,487	254,252
LTC Properties Inc REIT	15,098	665,973
Luther Burbank Corp	6,575	71,536
Macatawa Bank Corp	9,885	115,753
Mack-Cali Realty Corp REIT	34,211	727,326
Maiden Holdings Ltd	28,006	79,817
Malvern Bancorp Inc *	2,731	65,407
Marcus & Millichap Inc *	7,225	250,780
Marlin Business Services Corp	3,486	100,571
Maui Land & Pineapple Co Inc *	2,837	36,314
MB Financial Inc	31,717	1,462,471
MBIA Inc *	34,163	365,202
MBT Financial Corp	6,329	71,518
McGrath RentCorp	9,206	501,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
MedEquities Realty Trust Inc REIT	11,045	$107,357
Mercantile Bank Corp	6,065	202,389
Merchants Bancorp	6,305	160,273
Meridian Bancorp Inc	18,058	306,986
Meta Financial Group Inc	3,562	294,399
Metropolitan Bank Holding Corp *	2,547	104,733
MGIC Investment Corp *	138,302	1,840,800
Mid Penn Bancorp Inc	1,940	56,551
Middlefield Banc Corp	1,111	52,328
Midland States Bancorp Inc	8,282	265,852
MidSouth Bancorp Inc	6,017	92,662
MidWestOne Financial Group Inc	4,106	136,771
Moelis & Co ‘A’	16,956	929,189
Monmouth Real Estate Investment Corp REIT	28,832	482,071
MutualFirst Financial Inc	2,199	81,033
MVB Financial Corp	3,003	54,114
National Bank Holdings Corp ‘A’	10,872	409,331
National Bankshares Inc	2,704	122,897
National Commerce Corp *	6,767	279,477
National General Holdings Corp	23,474	630,042
National Health Investors Inc REIT	15,802	1,194,473
National Storage Affiliates Trust REIT	21,693	551,870
National Western Life Group Inc ‘A’	863	275,470
NBT Bancorp Inc	15,910	610,626
Nelnet Inc ‘A’	6,986	399,390
New Senior Investment Group Inc REIT	29,963	176,782
New York Mortgage Trust Inc REIT	52,298	317,972
Newmark Group Inc ‘A’	8,729	97,678
NexPoint Residential Trust Inc REIT	6,405	212,646
NI Holdings Inc *	4,513	76,134
Nicolet Bankshares Inc *	3,072	167,455
NMI Holdings Inc ‘A’ *	23,851	540,225
Northeast Bancorp	2,664	57,809
Northfield Bancorp Inc	17,472	278,154
Northrim BanCorp Inc	2,520	104,706
NorthStar Realty Europe Corp REIT	17,109	242,263
Northwest Bancshares Inc	36,852	638,277
Norwood Financial Corp	2,404	94,141
Oak Valley Bancorp	2,090	41,069
OceanFirst Financial Corp	18,147	493,961
Ocwen Financial Corp *	46,476	183,115
OFG Bancorp	16,074	259,595
Ohio Valley Banc Corp	1,692	62,012
Old Line Bancshares Inc	6,101	193,036
Old National Bancorp	58,728	1,133,450
Old Second Bancorp Inc	10,780	166,551
On Deck Capital Inc *	20,326	153,868
One Liberty Properties Inc REIT	6,080	168,902
OP Bancorp *	4,409	51,144
Oppenheimer Holdings Inc ‘A’	3,893	123,019
Opus Bank	7,392	202,541
Orchid Island Capital Inc REIT	19,533	141,614
Origin Bancorp Inc	6,373	239,943
Oritani Financial Corp	15,773	245,270
Orrstown Financial Services Inc	2,919	69,472
Pacific City Financial Corp	4,482	86,682
Pacific Mercantile Bancorp *	6,575	61,476
Pacific Premier Bancorp Inc *	17,187	639,356
Park National Corp	5,195	548,384
Parke Bancorp Inc	2,659	59,695
PCSB Financial Corp	6,239	126,901
PDL Community Bancorp *	3,014	45,542
Peapack Gladstone Financial Corp	7,018	216,786
Pebblebrook Hotel Trust REIT	26,023	946,457
Penns Woods Bancorp Inc	1,776	77,167
Pennsylvania REIT	25,857	244,607
PennyMac Financial Services Inc ‘A’ *	4,235	88,512
PennyMac Mortgage Investment Trust REIT	23,120	467,949
People’s Utah Bancorp	5,995	203,530
Peoples Bancorp Inc	6,911	242,092

	Shares	Value
Peoples Bancorp of North Carolina Inc	1,949	$56,209
Peoples Financial Services Corp	2,565	108,756
PHH Corp *	12,213	134,221
Physicians Realty Trust REIT	70,081	1,181,566
Piedmont Office Realty Trust Inc ‘A’ REIT	49,645	939,780
Piper Jaffray Cos	5,592	426,949
PJT Partners Inc ‘A’	7,507	392,991
PotlatchDeltic Corp REIT	23,918	979,442
PRA Group Inc *	17,056	614,016
Preferred Apartment Communities Inc ‘A’ REIT	15,323	269,378
Preferred Bank	5,242	306,657
Premier Financial Bancorp Inc	4,973	91,951
Primerica Inc	16,517	1,991,124
ProAssurance Corp	20,148	945,949
Protective Insurance Corp ‘B’	4,087	93,797
Provident Bancorp Inc *	1,830	52,979
Provident Financial Services Inc	23,300	572,015
Prudential Bancorp Inc	3,355	58,075
PS Business Parks Inc REIT	7,636	970,459
Pzena Investment Management Inc ‘A’	6,395	61,008
QCR Holdings Inc	5,093	208,049
QTS Realty Trust Inc ‘A’ REIT	19,612	836,844
Radian Group Inc	82,599	1,707,321
Ramco-Gershenson Properties Trust REIT	30,369	413,018
RBB Bancorp	5,336	130,732
RE/MAX Holdings Inc ‘A’	6,726	298,298
Ready Capital Corp REIT	7,709	128,355
Redfin Corp *	30,246	565,600
Redwood Trust Inc REIT	31,460	510,910
Regional Management Corp *	3,762	108,458
Reliant Bancorp Inc	3,878	99,160
Renasant Corp	18,329	755,338
Republic Bancorp Inc ‘A’	3,858	177,854
Republic First Bancorp Inc *	16,636	118,947
Retail Opportunity Investments Corp REIT	42,151	786,959
Rexford Industrial Realty Inc REIT	34,777	1,111,473
Riverview Bancorp Inc	8,183	72,338
RLI Corp	15,048	1,182,472
RLJ Lodging Trust REIT	66,540	1,465,876
Ryman Hospitality Properties Inc REIT	17,133	1,476,351
S&T Bancorp Inc	13,114	568,623
Sabra Health Care REIT Inc	68,204	1,576,876
Safeguard Scientifics Inc *	8,190	76,577
Safety Income & Growth Inc REIT	2,778	52,032
Safety Insurance Group Inc	5,633	504,717
Sandy Spring Bancorp Inc	13,071	513,821
Saul Centers Inc REIT	4,573	256,088
SB One Bancorp	2,698	67,990
Seacoast Banking Corp of Florida *	17,577	513,248
Select Bancorp Inc *	3,287	40,759
Select Income REIT	23,601	517,806
Selective Insurance Group Inc	22,242	1,412,367
Seritage Growth Properties REIT	12,593	598,042
ServisFirst Bancshares Inc	17,371	680,075
Shore Bancshares Inc	5,418	96,549
SI Financial Group Inc	4,562	63,868
Siebert Financial Corp *	2,627	38,486
Sierra Bancorp	5,397	155,973
Silvercrest Asset Management Group Inc ‘A’	2,885	39,957
Simmons First National Corp ‘A’	35,067	1,032,723
SmartFinancial Inc *	4,374	103,008
South State Corp	13,924	1,141,768
Southern First Bancshares Inc *	2,558	100,529
Southern Missouri Bancorp Inc	2,990	111,437
Southern National Bancorp of Virginia Inc	7,170	116,154
Southside Bancshares Inc	13,146	457,481
Spirit MTA REIT	16,772	193,213
Spirit of Texas Bancshares Inc *	912	19,690
STAG Industrial Inc REIT	40,201	1,105,527
State Auto Financial Corp	6,500	198,510

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
State Bank Financial Corp	14,309	$431,846
Sterling Bancorp Inc	7,129	80,629
Stewart Information Services Corp	9,314	419,223
Stifel Financial Corp	26,522	1,359,518
Stock Yards Bancorp Inc	8,047	292,106
Stratus Properties Inc *	2,177	66,616
Summit Financial Group Inc	3,963	91,981
Summit Hotel Properties Inc REIT	39,122	529,321
Sunstone Hotel Investors Inc REIT	87,022	1,423,680
Tanger Factory Outlet Centers Inc REIT	35,306	807,801
Terreno Realty Corp REIT	22,026	830,380
Territorial Bancorp Inc	3,126	92,373
The Bancorp Inc *	18,842	180,695
The Bank of NT Butterfield & Son Ltd (Bermuda)	21,045	1,091,394
The Bank of Princeton *	2,198	67,127
The Community Financial Corp	1,669	55,795
The First Bancshares Inc	4,774	186,425
The First of Long Island Corp	9,123	198,425
The GEO Group Inc REIT	45,961	1,156,379
The Navigators Group Inc	7,881	544,577
The RMR Group Inc ‘A’	2,594	240,723
Third Point Reinsurance Ltd * (Bermuda)	29,731	386,503
Tier REIT Inc	18,870	454,767
Timberland Bancorp Inc	2,603	81,318
Tiptree Inc	10,073	65,978
Tompkins Financial Corp	5,384	437,127
Towne Bank	25,276	779,765
TPG RE Finance Trust Inc REIT	13,562	271,511
Transcontinental Realty Investors Inc *	584	18,624
TriCo Bancshares	9,877	381,450
Trinity Place Holdings Inc *	8,711	53,050
TriState Capital Holdings Inc *	9,033	249,311
Triumph Bancorp Inc *	9,080	346,856
Trupanion Inc *	9,166	327,501
TrustCo Bank Corp	37,118	315,503
Trustmark Corp	25,737	866,050
UMB Financial Corp	17,248	1,222,883
UMH Properties Inc REIT	12,947	202,491
Union Bankshares Corp	24,937	960,823
Union Bankshares Inc	1,625	86,369
United Bankshares Inc	38,171	1,387,516
United Community Banks Inc	29,394	819,799
United Community Financial Corp	18,898	182,744
United Financial Bancorp Inc	19,388	326,300
United Fire Group Inc	7,740	392,960
United Insurance Holdings Corp	7,994	178,906
United Security Bancshares	5,428	60,251
Unity Bancorp Inc	3,189	73,028
Universal Health Realty Income Trust REIT	4,860	361,633
Universal Insurance Holdings Inc	12,301	597,214
Univest Corp of Pennsylvania	10,928	289,046
Urban Edge Properties REIT	42,068	928,861
Urstadt Biddle Properties Inc ‘A’ REIT	11,248	239,470
Valley National Bancorp	123,319	1,387,339
Veritex Holdings Inc *	9,021	254,933
Virtus Investment Partners Inc	2,500	284,375
Waddell & Reed Financial Inc ‘A’	29,783	630,804
WageWorks Inc *	14,792	632,358
Walker & Dunlop Inc	10,492	554,817
Washington REIT	29,956	918,151
Washington Federal Inc	31,837	1,018,784
Washington Prime Group Inc REIT	71,670	523,191
Washington Trust Bancorp Inc	5,635	311,615
Waterstone Financial Inc	10,232	175,479
WesBanco Inc	20,091	895,657
West Bancorporation Inc	6,555	154,042
Westamerica Bancorporation	9,837	591,794
Western Asset Mortgage Capital Corp REIT	16,718	167,514
Western New England Bancorp Inc	10,143	109,544

	Shares	Value
Westwood Holdings Group Inc	2,882	$149,115
Whitestone REIT	14,831	205,854
WisdomTree Investments Inc	44,351	376,096
WMIH Corp *	117,896	163,875
World Acceptance Corp *	2,276	260,283
WSFS Financial Corp	11,392	537,133
Xenia Hotels & Resorts Inc REIT	43,079	1,020,972

		209,926,551

Industrial - 13.1%

AAON Inc	15,630	590,814
AAR Corp	12,556	601,307
Actuant Corp ‘A’	23,348	651,409
Advanced Disposal Services Inc *	27,744	751,308
Advanced Drainage Systems Inc	13,900	429,510
Aegion Corp *	12,185	309,255
Aerojet Rocketdyne Holdings Inc *	26,964	916,506
Aerovironment Inc *	8,170	916,429
Air Transport Services Group Inc *	22,046	473,328
Alamo Group Inc	3,832	351,050
Alarm.com Holdings Inc *	11,769	675,541
Albany International Corp ‘A’	11,001	874,579
Allied Motion Technologies Inc	2,825	153,765
Ambarella Inc *	12,133	469,304
American Outdoor Brands Corp *	20,356	316,129
American Railcar Industries Inc	2,801	129,126
American Woodmark Corp *	5,385	422,453
Apogee Enterprises Inc	10,429	430,926
Applied Industrial Technologies Inc	14,640	1,145,580
Applied Optoelectronics Inc *	7,402	182,533
AquaVenture Holdings Ltd *	3,963	71,611
ArcBest Corp	9,824	476,955
Ardmore Shipping Corp * (Ireland)	12,496	81,224
Argan Inc	5,840	251,120
Armstrong Flooring Inc *	7,906	143,099
Astec Industries Inc	8,685	437,811
Astronics Corp *	8,190	356,265
Atkore International Group Inc *	15,579	413,311
Atlas Air Worldwide Holdings Inc *	9,041	576,364
AVX Corp	17,693	319,359
Axon Enterprise Inc *	21,977	1,503,886
AZZ Inc	9,865	498,182
Babcock & Wilcox Enterprises Inc *	12,694	13,075
Badger Meter Inc	10,952	579,908
Barnes Group Inc	18,325	1,301,625
Bel Fuse Inc ‘B’	3,420	90,630
Belden Inc	15,424	1,101,428
Benchmark Electronics Inc	18,051	422,393
Boise Cascade Co	14,708	541,254
Brady Corp ‘A’	17,963	785,881
Briggs & Stratton Corp	15,361	295,392
Builders FirstSource Inc *	42,873	629,376
Cactus Inc ‘A’ *	14,591	558,543
Caesarstone Ltd	8,467	157,063
Casella Waste Systems Inc ‘A’ *	15,234	473,168
CECO Environmental Corp *	11,178	88,083
Chart Industries Inc *	11,793	923,746
Chase Corp	2,735	328,610
CIRCOR International Inc *	6,044	287,090
Columbus McKinnon Corp	8,439	333,678
Comfort Systems USA Inc	13,963	787,513
Continental Building Products Inc *	14,270	535,838
Control4 Corp *	9,742	334,443
Costamare Inc (Monaco)	17,885	116,074
Covanta Holding Corp	45,169	733,996
Covenant Transportation Group Inc ‘A’ *	4,770	138,616
CryoPort Inc *	9,822	125,820
CSW Industrials Inc *	6,231	334,605
Cubic Corp	9,589	700,476
Daseke Inc *	15,962	128,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
DHT Holdings Inc	34,316	$161,285
Dorian LPG Ltd *	9,946	79,270
Ducommun Inc *	4,041	165,034
DXP Enterprises Inc *	5,944	238,176
Dycom Industries Inc *	11,619	982,967
Eagle Bulk Shipping Inc *	19,264	108,264
Eastman Kodak Co *	8,309	25,758
Echo Global Logistics Inc *	10,527	325,811
Electro Scientific Industries Inc *	12,593	219,748
EMCOR Group Inc	22,264	1,672,249
Encore Wire Corp	8,103	405,960
Energous Corp *	9,176	92,861
Energy Recovery Inc *	14,075	125,971
EnerSys	16,295	1,419,783
EnPro Industries Inc	7,863	573,449
ESCO Technologies Inc	9,614	654,233
Esterline Technologies Corp *	10,029	912,138
Evoqua Water Technologies Corp *	28,968	515,051
Exponent Inc	19,685	1,055,116
Fabrinet * (Thailand)	13,874	641,811
FARO Technologies Inc *	6,574	423,037
Federal Signal Corp	22,425	600,541
Fitbit Inc ‘A’ *	81,831	437,796
Fluidigm Corp *	10,557	79,072
Forterra Inc *	7,299	54,451
Forward Air Corp	11,138	798,595
Franklin Electric Co Inc	17,800	841,050
FreightCar America Inc *	4,491	72,170
Frontline Ltd * (Norway)	30,406	176,659
GasLog Ltd (Monaco)	15,376	303,676
GATX Corp	14,469	1,252,871
Genco Shipping & Trading Ltd *	3,101	43,414
Gencor Industries Inc *	3,627	43,705
Generac Holdings Inc *	23,199	1,308,656
General Finance Corp *	3,648	58,186
Gibraltar Industries Inc *	12,209	556,730
Global Brass & Copper Holdings Inc	8,354	308,263
Golar LNG Ltd (NOTC) (Bermuda)	36,229	1,007,166
GoPro Inc ‘A’ *	43,512	313,286
GP Strategies Corp *	4,956	83,509
Graham Corp	3,848	108,398
Granite Construction Inc	16,664	761,545
Greif Inc ‘A’	9,847	528,390
Greif Inc ‘B’	2,259	130,231
Griffon Corp	13,183	212,905
Harsco Corp *	31,042	886,249
Haynes International Inc	4,942	175,441
Heartland Express Inc	16,941	334,246
Heritage-Crystal Clean Inc *	5,528	118,023
Hillenbrand Inc	23,905	1,250,231
Hub Group Inc ‘A’ *	12,652	576,931
Hurco Cos Inc	2,316	104,452
Hyster-Yale Materials Handling Inc	3,865	237,813
Ichor Holdings Ltd *	9,194	187,741
IES Holdings Inc *	3,511	68,464
II-VI Inc *	23,800	1,125,740
Infrastructure and Energy Alternatives Inc *	6,711	70,465
Insteel Industries Inc	6,937	248,900
International Seaways Inc *	8,654	173,253
IntriCon Corp *	2,751	154,606
Iteris Inc *	9,902	53,273
Itron Inc *	12,947	831,197
JELD-WEN Holding Inc *	26,711	658,693
John Bean Technologies Corp	12,050	1,437,565
Kadant Inc	4,222	455,343
Kaman Corp	10,519	702,459
KapStone Paper & Packaging Corp	33,442	1,134,018
KBR Inc	53,533	1,131,152
KEMET Corp *	21,846	405,243
Kennametal Inc	31,194	1,358,811

	Shares	Value
Kimball Electronics Inc *	9,698	$190,566
KLX Inc *	19,169	1,203,430
Knowles Corp *	32,794	545,036
Kratos Defense & Security Solutions Inc *	33,660	497,495
Lawson Products Inc *	2,331	79,021
LB Foster Co ‘A’ *	3,465	71,206
Lindsay Corp	4,221	423,113
Louisiana-Pacific Corp	54,945	1,455,493
LSB Industries Inc *	7,410	72,470
Lydall Inc *	6,710	289,201
Manitex International Inc *	5,517	58,094
Marten Transport Ltd	14,697	309,372
Masonite International Corp *	10,536	675,358
MasTec Inc *	24,972	1,115,000
Matson Inc	16,132	639,472
Mesa Laboratories Inc	1,311	243,348
Milacron Holdings Corp *	26,588	538,407
Mistras Group Inc *	6,700	145,189
Moog Inc ‘A’	12,379	1,064,223
MSA Safety Inc	13,059	1,390,000
Mueller Industries Inc	21,895	634,517
Mueller Water Products Inc ‘A’	58,566	674,095
Multi-Color Corp	5,221	325,007
Myers Industries Inc	13,425	312,131
MYR Group Inc *	6,425	209,712
Napco Security Technologies Inc *	4,944	73,913
National Presto Industries Inc	2,001	259,430
NCI Building Systems Inc *	15,857	240,234
NL Industries Inc *	2,519	15,114
nLight Inc *	2,730	60,633
NN Inc	10,662	166,327
Nordic American Tankers Ltd	54,761	114,450
Northwest Pipe Co *	3,990	78,802
Novanta Inc *	12,622	863,345
NV5 Global Inc *	3,603	312,380
NVE Corp	1,862	197,149
Olympic Steel Inc	3,506	73,170
Omega Flex Inc	1,036	73,722
Orion Group Holdings Inc *	10,467	79,026
OSI Systems Inc *	6,247	476,709
Overseas Shipholding Group Inc ‘A’ *	22,495	70,859
PAM Transportation Services Inc *	821	53,439
Park Electrochemical Corp	7,407	144,362
Park-Ohio Holdings Corp	3,325	127,514
Patrick Industries Inc *	9,108	539,194
PGT Innovations Inc *	19,057	411,631
Plexus Corp *	12,215	714,700
Powell Industries Inc	3,557	128,977
Primoris Services Corp	15,784	391,759
Proto Labs Inc *	10,446	1,689,640
Pure Cycle Corp *	6,861	79,245
Quanex Building Products Corp	12,905	234,871
Radiant Logistics Inc *	15,537	91,824
Raven Industries Inc	13,548	619,821
RBC Bearings Inc *	9,129	1,372,636
Rexnord Corp *	40,204	1,238,283
Safe Bulkers Inc * (Greece)	20,303	58,473
Saia Inc *	9,767	746,687
Sanmina Corp *	26,026	718,318
Scorpio Bulkers Inc	22,492	163,067
Scorpio Tankers Inc (Monaco)	116,286	233,735
Ship Finance International Ltd (Norway)	30,392	422,449
ShotSpotter Inc *	2,850	174,676
Simpson Manufacturing Co Inc	15,847	1,148,274
Sparton Corp *	3,557	51,327
SPX Corp *	16,291	542,653
SPX FLOW Inc *	16,122	838,344
Standex International Corp	4,843	504,883
Sterling Construction Co Inc *	9,697	138,861
Stoneridge Inc *	10,824	321,689

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Sturm Ruger & Co Inc	6,374	$440,125
Summit Materials Inc ‘A’ *	42,717	776,595
Sun Hydraulics Corp	10,980	601,484
SunPower Corp *	23,419	170,959
Synalloy Corp	3,176	72,572
SYNNEX Corp	11,494	973,542
Tech Data Corp *	14,565	1,042,417
Teekay Corp (Bermuda)	27,253	183,685
Teekay Tankers Ltd ‘A’ (Bermuda)	72,922	72,032
Tennant Co	7,062	536,359
Tetra Tech Inc	21,228	1,449,872
The Eastern Co	2,354	66,854
The Gorman-Rupp Co	6,970	254,405
The Greenbrier Cos Inc	12,051	724,265
The Manitowoc Co Inc *	13,219	317,124
Tidewater Inc *	8,911	277,934
TimkenSteel Corp *	15,793	234,842
TopBuild Corp *	13,604	772,979
Tredegar Corp	9,691	209,810
Trex Co Inc *	22,653	1,743,828
TriMas Corp *	17,481	531,422
Trinseo SA	16,353	1,280,440
Triumph Group Inc	18,309	426,600
TTM Technologies Inc *	35,632	566,905
Turtle Beach Corp *	3,097	61,754
Tutor Perini Corp *	14,158	266,170
Twin Disc Inc *	3,536	81,469
UFP Technologies Inc *	2,876	105,693
Universal Forest Products Inc	23,061	814,745
Universal Logistics Holdings Inc	3,220	118,496
US Concrete Inc *	6,356	291,423
US Ecology Inc	8,433	621,934
US Xpress Enterprises Inc ‘A’ *	7,845	108,261
USA Truck Inc *	3,092	62,551
Vicor Corp *	6,736	309,856
Vishay Intertechnology Inc	50,371	1,025,050
Vishay Precision Group Inc *	3,935	147,169
VSE Corp	3,528	116,883
Watts Water Technologies Inc ‘A’	10,517	872,911
Werner Enterprises Inc	18,493	653,728
Willis Lease Finance Corp *	1,433	49,453
Willscot Corp *	13,137	225,300
Woodward Inc	20,546	1,661,350
Worthington Industries Inc	16,323	707,765
YRC Worldwide Inc *	13,373	120,090
ZAGG Inc *	10,046	148,178

		116,040,754

Technology - 9.6%

3D Systems Corp *	41,869	791,324
ACI Worldwide Inc *	43,941	1,236,500
ACM Research Inc ‘A’ *	3,132	34,671
Adesto Technologies Corp *	7,071	42,072
Advanced Energy Industries Inc *	14,901	769,637
Agilysys Inc *	5,792	94,410
Allscripts Healthcare Solutions Inc *	66,478	947,311
Alpha & Omega Semiconductor Ltd *	7,658	89,063
Altair Engineering Inc ‘A’ *	11,545	501,630
Alteryx Inc ‘A’ *	11,191	640,237
Amber Road Inc *	9,296	89,428
American Software Inc ‘A’	11,340	137,554
Amkor Technology Inc *	38,603	285,276
Appfolio Inc ‘A’ *	5,853	458,875
Apptio Inc ‘A’ *	13,336	492,899
Aquantia Corp *	8,315	106,349
Asure Software Inc *	3,864	47,991
Avalara Inc *	3,274	114,361
Avaya Holdings Corp *	40,271	891,600
Avid Technology Inc *	9,396	55,718
Axcelis Technologies Inc *	12,222	240,162

	Shares	Value
AXT Inc *	13,568	$97,011
Benefitfocus Inc *	8,547	345,726
Blackbaud Inc	18,451	1,872,407
Blackline Inc *	13,751	776,519
Bottomline Technologies de Inc *	15,632	1,136,603
Box Inc ‘A’ *	47,133	1,126,950
Brightcove Inc *	12,716	106,814
Brooks Automation Inc	26,817	939,399
Cabot Microelectronics Corp	9,729	1,003,741
CACI International Inc ‘A’ *	9,402	1,731,378
Carbon Black Inc *	3,106	65,785
Carbonite Inc *	12,001	427,836
Castlight Health Inc ‘B’ *	32,397	87,472
CEVA Inc *	8,178	235,117
Cirrus Logic Inc *	23,369	902,043
Cision Ltd *	20,531	344,921
Cloudera Inc *	39,515	697,440
Cohu Inc	11,049	277,330
CommVault Systems Inc *	15,120	1,058,400
Computer Programs & Systems Inc	4,376	117,496
ConvergeOne Holdings Inc	9,689	90,205
Convergys Corp	35,159	834,675
Cornerstone OnDemand Inc *	20,834	1,182,329
Coupa Software Inc *	20,366	1,610,951
Cray Inc *	15,270	328,305
Cree Inc *	38,725	1,466,516
CSG Systems International Inc	12,943	519,532
CTS Corp	12,863	441,201
Daily Journal Corp *	462	111,342
Diebold Nixdorf Inc *	30,279	136,255
Digi International Inc *	10,055	135,240
Digimarc Corp *	4,378	137,688
Diodes Inc *	14,761	491,394
Donnelley Financial Solutions Inc *	12,581	225,451
Ebix Inc	9,246	731,821
Electronics For Imaging Inc *	16,962	578,065
Engility Holdings Inc *	6,803	244,840
Entegris Inc	54,101	1,566,224
Envestnet Inc *	16,820	1,025,179
Everbridge Inc *	10,370	597,727
Evolent Health Inc ‘A’ *	26,357	748,539
Exela Technologies Inc *	18,308	130,536
ExlService Holdings Inc *	12,827	849,147
Five9 Inc *	21,923	957,816
ForeScout Technologies Inc *	11,401	430,502
FormFactor Inc *	28,885	397,169
Glu Mobile Inc *	42,195	314,353
Hortonworks Inc *	27,151	619,314
HubSpot Inc *	13,870	2,093,676
Immersion Corp *	9,804	103,628
Impinj Inc *	6,076	150,806
Information Services Group Inc *	14,395	68,808
InnerWorkings Inc *	15,895	125,888
Inovalon Holdings Inc ‘A’ *	25,824	259,531
Inphi Corp *	16,563	629,063
Insight Enterprises Inc *	13,373	723,346
Instructure Inc *	12,399	438,925
Integrated Device Technology Inc *	49,580	2,330,756
j2 Global Inc	17,920	1,484,672
Kopin Corp *	26,334	63,728
Lattice Semiconductor Corp *	42,893	343,144
LivePerson Inc *	22,167	575,234
Lumentum Holdings Inc *	24,241	1,453,248
MACOM Technology Solutions Holdings Inc *	17,128	352,837
ManTech International Corp ‘A’	10,118	640,469
MAXIMUS Inc	24,464	1,591,628
MaxLinear Inc *	23,493	467,041
Maxwell Technologies Inc *	14,219	49,624
Medidata Solutions Inc *	22,013	1,613,773
Mercury Systems Inc *	17,916	991,113

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
MicroStrategy Inc ‘A’ *	3,643	$512,279
MINDBODY Inc ‘A’ *	16,316	663,245
Mitek Systems Inc *	13,849	97,635
MobileIron Inc *	27,894	147,838
Model N Inc *	9,552	151,399
Monotype Imaging Holdings Inc	15,819	319,544
MTS Systems Corp	6,833	374,107
Nanometrics Inc *	8,952	335,879
NantHealth Inc *	7,396	11,612
NetScout Systems Inc *	29,642	748,460
New Relic Inc *	16,959	1,598,047
NextGen Healthcare Inc *	20,102	403,648
Omnicell Inc *	14,751	1,060,597
OneSpan Inc *	11,822	225,209
PAR Technology Corp *	4,422	98,257
Park City Group Inc *	5,611	56,671
PDF Solutions Inc *	11,021	99,520
Perspecta Inc	54,962	1,413,623
Photronics Inc *	25,172	247,944
Pitney Bowes Inc	71,073	503,197
PlayAGS Inc *	8,406	247,725
Power Integrations Inc	10,686	675,355
Presidio Inc	12,462	190,045
Progress Software Corp	17,351	612,317
PROS Holdings Inc *	11,851	415,022
QAD Inc ‘A’	3,910	221,501
Qualys Inc *	12,848	1,144,757
Rambus Inc *	40,659	443,590
Rapid7 Inc *	14,201	524,301
Remark Holdings Inc *	10,794	34,433
Rimini Street Inc *	3,262	20,583
Rudolph Technologies Inc *	12,471	304,916
SailPoint Technologies Holding Inc *	20,056	682,305
Science Applications International Corp	16,351	1,317,891
SecureWorks Corp ‘A’ *	2,696	39,496
Semtech Corp *	24,887	1,383,717
SendGrid Inc *	11,054	406,677
Silicon Laboratories Inc *	16,374	1,503,133
Simulations Plus Inc	4,574	92,395
SMART Global Holdings Inc *	3,792	108,982
SPS Commerce Inc *	6,544	649,427
Stratasys Ltd *	19,284	445,653
Sykes Enterprises Inc *	15,082	459,850
Synaptics Inc *	13,121	598,580
Syntel Inc *	13,487	552,697
Tabula Rasa HealthCare Inc *	6,857	556,720
Telenav Inc *	13,237	66,847
Tenable Holdings Inc *	4,768	185,380
The KeyW Holding Corp *	18,564	160,764
TiVo Corp	46,474	578,601
TTEC Holdings Inc	5,489	142,165
Ultra Clean Holdings Inc *	15,141	190,020
Unisys Corp *	19,327	394,271
Upland Software Inc *	6,204	200,451
USA Technologies Inc *	20,943	150,790
Varonis Systems Inc *	10,813	792,052
Veeco Instruments Inc *	18,932	194,053
Verint Systems Inc *	24,361	1,220,486
Veritone Inc *	2,798	29,183
Virtusa Corp *	11,004	591,025
Vocera Communications Inc *	11,450	418,841
Vuzix Corp *	9,205	60,293
Wesco Aircraft Holdings Inc *	21,108	237,465
Workiva Inc *	10,940	432,130
Xcerra Corp *	20,480	292,250
Xperi Corp	18,557	275,571
Yext Inc *	31,090	736,833

		84,920,960

	Shares	Value
Utilities - 2.8%

ALLETE Inc	19,741	$1,480,772
Ameresco Inc ‘A’ *	6,714	91,646
American States Water Co	14,081	860,912
Artesian Resources Corp ‘A’	3,039	111,774
Atlantic Power Corp *	39,835	87,637
Avista Corp	25,095	1,268,803
Black Hills Corp	20,473	1,189,277
California Water Service Group	18,299	785,027
Chesapeake Utilities Corp	6,233	522,949
Clearway Energy Inc ‘A’	13,274	252,737
Clearway Energy Inc ‘C’	26,544	510,972
Connecticut Water Service Inc	4,737	328,606
Consolidated Water Co Ltd (Cayman)	5,418	75,039
El Paso Electric Co	15,382	879,850
Global Water Resources Inc	3,588	37,997
IDACORP Inc	19,421	1,927,146
MGE Energy Inc	13,551	865,231
Middlesex Water Co	6,053	293,086
New Jersey Resources Corp	33,445	1,541,815
Northwest Natural Holding Co	10,730	717,837
NorthWestern Corp	19,461	1,141,582
ONE Gas Inc	20,123	1,655,720
Otter Tail Corp	15,097	723,146
PICO Holdings Inc *	8,030	100,777
PNM Resources Inc	30,471	1,202,081
Portland General Electric Co	34,227	1,561,094
RGC Resources Inc	2,695	71,983
SJW Group	6,513	398,270
South Jersey Industries Inc	33,305	1,174,667
Southwest Gas Holdings Inc	18,838	1,488,767
Spark Energy Inc ‘A’	4,678	38,594
Spire Inc	18,901	1,390,169
The York Water Co	5,222	158,749
Unitil Corp	5,752	292,777

		25,227,489

Total Common Stocks (Cost $681,834,810)		869,824,048

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $18,729,598; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $19,105,581)	$18,728,942	18,728,942

Total Short-Term Investment (Cost $18,728,942)		18,728,942

TOTAL INVESTMENTS - 99.9% (Cost $700,563,752)		888,552,990

DERIVATIVES - (0.1%)
(See Note (c) in Notes to Schedule of Investments)		(197,236)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,447,525

NET ASSETS - 100.0%		$889,803,279

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)

An investment with a value of $20,229 or less than 0.01% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of September 30, 2018, $840,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/18	238	$20,436,756	$20,239,520	($197,236)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$28,690,013	$28,669,784	$-	$20,229
	Communications	55,401,135	55,401,135	-	-
	Consumer, Cyclical	111,800,192	111,800,192	-	-
	Consumer, Non-Cyclical	194,295,937	194,295,937	-	-
	Energy	43,521,017	43,521,017	-	-
	Financial	209,926,551	209,926,551	-	-
	Industrial	116,040,754	116,040,754	-	-
	Technology	84,920,960	84,920,960	-	-
	Utilities	25,227,489	25,227,489	-	-

	Total Common Stocks	869,824,048	869,803,819	-	20,229

	Short-Term Investment	18,728,942	-	18,728,942	-

	Total Assets	888,552,990	869,803,819	18,728,942	20,229

Liabilities	Derivatives:
	Equity Contracts
	Futures	(197,236)	(197,236)	-	-

	Total Liabilities	(197,236)	(197,236)	-	-

	Total	$888,355,754	$869,606,583	$18,728,942	$20,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Basic Materials - 1.5%

Orion Engineered Carbons SA (Luxembourg)	162,870	$5,228,127
Stepan Co	18,720	1,628,827

		6,856,954

Communications - 5.2%

A10 Networks Inc *	573,550	3,487,184
Extreme Networks Inc *	494,790	2,711,449
Finisar Corp *	282,320	5,378,196
Houghton Mifflin Harcourt Co *	334,160	2,339,120
Infinera Corp *	295,450	2,156,785
Mitel Networks Corp *	300,963	3,316,613
Scholastic Corp	96,961	4,527,109

		23,916,456

Consumer, Cyclical - 12.9%

Anixter International Inc *	74,057	5,206,207
Bloomin’ Brands Inc	261,323	5,171,582
BMC Stock Holdings Inc *	149,092	2,780,566
Citi Trends Inc	159,979	4,602,596
Cooper-Standard Holdings Inc *	43,846	5,260,643
Hawaiian Holdings Inc	140,870	5,648,887
Knoll Inc	173,606	4,071,061
Red Robin Gourmet Burgers Inc *	75,510	3,031,727
REV Group Inc	89,559	1,406,076
Signet Jewelers Ltd (NYSE)	77,200	5,089,796
Skechers U.S.A. Inc ‘A’ *	100,990	2,820,651
SkyWest Inc	102,832	6,056,805
Taylor Morrison Home Corp ‘A’ *	252,510	4,555,280
Tower International Inc	123,157	3,725,499

		59,427,376

Consumer, Non-Cyclical - 10.4%

Booz Allen Hamilton Holding Corp	88,135	4,374,140
Cott Corp (Canada)	364,281	5,883,138
ICON PLC *	42,917	6,598,489
LifePoint Health Inc *	73,770	4,750,788
Molina Healthcare Inc *	37,850	5,628,295
Nomad Foods Ltd * (United Kingdom)	270,840	5,487,218
Nutrisystem Inc	110,500	4,094,025
Sotheby’s *	94,610	4,653,866
Viad Corp	45,734	2,709,740
WellCare Health Plans Inc *	12,117	3,883,377

		48,063,076

Energy - 9.6%

Dril-Quip Inc *	65,490	3,421,853
Helix Energy Solutions Group Inc *	237,840	2,349,859
MRC Global Inc *	253,440	4,757,069
Oasis Petroleum Inc *	451,230	6,398,441
Oil States International Inc *	121,490	4,033,468
Patterson-UTI Energy Inc	231,990	3,969,349
QEP Resources Inc *	501,010	5,671,433
RPC Inc	258,860	4,007,153
SM Energy Co	175,845	5,544,393
SRC Energy Inc *	455,770	4,051,795

		44,204,813

Financial - 28.3%

1st Source Corp	63,575	3,345,316
Armada Hoffler Properties Inc REIT	215,450	3,255,449
Associated Banc-Corp	213,160	5,542,160
BankUnited Inc	126,244	4,469,038
City Office REIT Inc	276,903	3,494,516
Customers Bancorp Inc *	130,817	3,078,124
Empire State Realty Trust Inc ‘A’ REIT	243,251	4,040,399
Essent Group Ltd *	129,607	5,735,110

	Shares	Value
First American Financial Corp	61,480	$3,171,753
First Commonwealth Financial Corp	165,479	2,670,831
Fulton Financial Corp	152,340	2,536,461
Gramercy Property Trust REIT	146,329	4,015,268
Heritage Financial Corp	165,450	5,815,567
Hope Bancorp Inc	72,904	1,178,858
IBERIABANK Corp	53,884	4,383,463
Independence Realty Trust Inc REIT	483,120	5,087,254
Independent Bank Group Inc	97,335	6,453,310
National Storage Affiliates Trust REIT	202,650	5,155,416
Sandy Spring Bancorp Inc	132,731	5,217,656
Selective Insurance Group Inc	73,345	4,657,407
STAG Industrial Inc REIT	225,252	6,194,430
State Auto Financial Corp	79,375	2,424,113
Sterling Bancorp	288,780	6,353,160
Synovus Financial Corp	107,140	4,905,941
Texas Capital Bancshares Inc *	70,920	5,861,538
Umpqua Holdings Corp	288,430	5,999,344
Webster Financial Corp	84,053	4,955,765
WSFS Financial Corp	89,386	4,214,550
Zions Bancorp	113,207	5,677,331

		129,889,528

Industrial - 13.4%

Air Transport Services Group Inc *	150,325	3,227,478
Atlas Air Worldwide Holdings Inc *	45,010	2,869,387
Columbus McKinnon Corp	61,858	2,445,865
Covenant Transportation Group Inc ‘A’ *	103,442	3,006,025
EnerSys	69,510	6,056,406
Granite Construction Inc	80,150	3,662,855
Graphic Packaging Holding Co	391,870	5,490,099
MYR Group Inc *	41,490	1,354,234
Oshkosh Corp	70,360	5,012,446
Primoris Services Corp	173,227	4,299,494
Regal Beloit Corp	56,900	4,691,405
Sanmina Corp *	132,790	3,665,004
SPX FLOW Inc *	59,950	3,117,400
Terex Corp	81,710	3,261,046
Trinseo SA	72,659	5,689,200
Tutor Perini Corp *	193,190	3,631,972

		61,480,316

Technology - 11.1%

CSG Systems International Inc	98,920	3,970,649
Kulicke & Soffa Industries Inc (Singapore)	218,990	5,220,722
Luxoft Holding Inc *	107,770	5,102,909
MagnaChip Semiconductor Corp * (South Korea)	389,979	3,860,792
MaxLinear Inc *	152,910	3,039,851
Mellanox Technologies Ltd * (Israel)	32,970	2,421,646
NCR Corp *	229,700	6,525,777
NetScout Systems Inc *	182,701	4,613,200
Unisys Corp *	224,187	4,573,415
Verint Systems Inc *	142,670	7,147,767
WNS Holdings Ltd ADR * (India)	87,020	4,416,265

		50,892,993

Utilities - 3.6%

Black Hills Corp	76,082	4,419,603
PNM Resources Inc	117,930	4,652,338
Portland General Electric Co	82,260	3,751,879
Southwest Gas Holdings Inc	45,090	3,563,463

		16,387,283

Total Common Stocks (Cost $389,025,466)		441,118,795

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $18,817,184; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $19,194,697)	$18,816,525	$18,816,525

Total Short-Term Investment (Cost $18,816,525)		18,816,525

TOTAL INVESTMENTS - 100.1% (Cost $407,841,991)		459,935,320

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(508,371)

NET ASSETS - 100.0%		$459,426,949

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$441,118,795	$441,118,795	$-	$-
	Short-Term Investment	18,816,525	-	18,816,525	-

	Total	$459,935,320	$441,118,795	$18,816,525	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * Ω ±	337,364	$16,531

Total Rights (Cost $0)		16,531

COMMON STOCKS - 98.7%

Basic Materials - 0.3%

AdvanSix Inc *	87,540	2,971,983

Communications - 8.0%

CBS Corp ‘B’	101,424	5,826,809
Charter Communications Inc ‘A’ *	36,157	11,782,843
Cisco Systems Inc	241,793	11,763,230
CommScope Holding Co Inc *	195,790	6,022,501
DISH Network Corp ‘A’ *	338,320	12,098,323
Entercom Communications Corp ‘A’	529,169	4,180,435
Expedia Group Inc	42,040	5,485,379
Nexstar Media Group Inc ‘A’	99,543	8,102,800
Verizon Communications Inc	232,544	12,415,524

		77,677,844

Consumer, Cyclical - 10.7%

AutoZone Inc *	16,487	12,788,966
Best Buy Co Inc	60,173	4,775,329
Brinker International Inc	107,180	5,008,521
Columbia Sportswear Co	52,423	4,879,009
Delta Air Lines Inc	266,435	15,407,936
Genuine Parts Co	49,585	4,928,749
Hilton Worldwide Holdings Inc	86,965	7,025,033
Kohl’s Corp	118,655	8,845,730
Nordstrom Inc	152,929	9,146,684
Southwest Airlines Co	114,713	7,163,827
The Home Depot Inc	32,089	6,647,236
Tiffany & Co	43,460	5,605,036
Walgreens Boots Alliance Inc	161,724	11,789,680

		104,011,736

Consumer, Non-Cyclical - 14.5%

Aetna Inc	32,335	6,559,155
Allergan PLC	56,041	10,674,690
AmerisourceBergen Corp	47,247	4,357,118
Coty Inc ‘A’	345,930	4,344,881
HCA Healthcare Inc	36,776	5,116,277
Johnson & Johnson	116,114	16,043,471
Keurig Dr Pepper Inc	125,426	2,906,120
Medtronic PLC	50,540	4,971,620
Merck & Co Inc	227,550	16,142,397
Molson Coors Brewing Co ‘B’	117,567	7,230,370
Pfizer Inc	632,040	27,854,003
Post Holdings Inc *	88,408	8,667,520
The Clorox Co	24,793	3,729,115
The Kroger Co	164,350	4,784,229
The Procter & Gamble Co	104,320	8,682,554
UnitedHealth Group Inc	33,130	8,813,905

		140,877,425

Energy - 9.6%

Apergy Corp *	41,867	1,823,727
ConocoPhillips	152,864	11,831,674
Diamondback Energy Inc	29,739	4,020,415
EQT Corp	150,113	6,639,498
Exxon Mobil Corp	220,355	18,734,582

	Shares	Value
Kinder Morgan Inc	575,666	$10,206,558
Marathon Petroleum Corp	83,230	6,655,903
Murphy USA Inc *	72,767	6,218,668
Occidental Petroleum Corp	125,479	10,310,609
PBF Energy Inc ‘A’	60,527	3,020,903
Phillips 66	59,103	6,662,090
The Williams Cos Inc	267,827	7,282,216

		93,406,843

Financial - 36.2%

Alleghany Corp *	5,536	3,612,406
Ally Financial Inc	146,700	3,880,215
American Express Co	83,106	8,849,958
American Homes 4 Rent ‘A’ REIT	260,371	5,699,521
American International Group Inc	202,793	10,796,699
Bank of America Corp	1,006,095	29,639,559
Brixmor Property Group Inc REIT	396,034	6,934,555
Capital One Financial Corp	213,332	20,251,607
CBRE Group Inc ‘A’ *	176,246	7,772,449
Chubb Ltd	54,162	7,238,210
Citigroup Inc	173,337	12,435,196
Citizens Financial Group Inc	210,608	8,123,151
CorePoint Lodging Inc REIT	142,908	2,779,561
EastGroup Properties Inc REIT	44,950	4,298,119
Fairfax Financial Holdings Ltd (Canada)	8,825	4,792,119
Federal Realty Investment Trust REIT	39,783	5,031,356
Fifth Third Bancorp	210,322	5,872,190
First Republic Bank	47,263	4,537,248
Invesco Ltd	159,010	3,638,149
Kimco Realty Corp REIT	354,491	5,934,179
Loews Corp	324,120	16,280,548
M&T Bank Corp	86,181	14,180,222
Marsh & McLennan Cos Inc	74,943	6,199,285
Mid-America Apartment Communities Inc REIT	87,842	8,800,012
Morgan Stanley	174,298	8,117,058
Northern Trust Corp	63,080	6,442,360
Outfront Media Inc REIT	276,737	5,520,903
Prudential Financial Inc	33,020	3,345,586
Public Storage REIT	40,427	8,151,296
Rayonier Inc REIT	161,008	5,443,680
SunTrust Banks Inc	178,272	11,906,787
T Rowe Price Group Inc	117,235	12,799,717
The Charles Schwab Corp	146,728	7,211,681
The Hartford Financial Services Group Inc	158,496	7,918,460
The PNC Financial Services Group Inc	110,419	15,037,964
The Travelers Cos Inc	77,298	10,026,324
Unum Group	84,012	3,282,349
US Bancorp	182,968	9,662,540
Wells Fargo & Co	482,620	25,366,507
Weyerhaeuser Co REIT	112,683	3,636,280

		351,446,006

Industrial - 10.0%

Arrow Electronics Inc *	96,804	7,136,391
Ball Corp	318,219	13,998,454
Carlisle Cos Inc	44,195	5,382,951
Dover Corp	82,818	7,331,877
Energizer Holdings Inc	80,184	4,702,791
Graphic Packaging Holding Co	338,517	4,742,623
Honeywell International Inc	72,672	12,092,621
Illinois Tool Works Inc	40,289	5,685,584
Martin Marietta Materials Inc	56,341	10,251,245
Packaging Corp of America	42,462	4,657,657
The Middleby Corp *	23,910	3,092,758
United Technologies Corp	77,195	10,792,633
WestRock Co	132,934	7,103,993

		96,971,578

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Technology - 4.4%

Analog Devices Inc	67,338	$6,226,071
Hewlett Packard Enterprise Co	248,874	4,059,135
Microsoft Corp	111,634	12,767,581
QUALCOMM Inc	90,800	6,540,324
Texas Instruments Inc	121,018	12,984,021

		42,577,132

Utilities - 5.0%

American Electric Power Co Inc	147,603	10,462,101
Duke Energy Corp	60,219	4,818,724
Edison International	76,361	5,168,112
Eversource Energy	81,924	5,033,410
NextEra Energy Inc	60,683	10,170,471
NiSource Inc	119,726	2,983,572
Xcel Energy Inc	221,665	10,464,805

		49,101,195

Total Common Stocks (Cost $790,031,082)		959,041,742

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $12,214,691; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $12,461,453)	$12,214,264	$12,214,264

Total Short-Term Investment (Cost $12,214,264)		12,214,264

TOTAL INVESTMENTS - 100.0% (Cost $802,245,346)		971,272,537

OTHER ASSETS & LIABILITIES, NET - 0.0%		317,776

NET ASSETS - 100.0%		$971,590,313

Notes to Schedule of Investments

(a)

An investment with a value of $16,531 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$16,531	$-	$-	$16,531
	Common Stocks	959,041,742	959,041,742	-	-
	Short-Term Investment	12,214,264	-	12,214,264	-

	Total	$971,272,537	$959,041,742	$12,214,264	$16,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%

Brazil - 1.5%

Itau Unibanco Holding SA ADR	841,490	$9,239,560
Lojas Americanas SA	4,912,770	19,305,360

		28,544,920

India - 0.1%

Zee Entertainment Enterprises Ltd (India) 6.000% due 03/05/22	13,018,073	1,406,146

Total Preferred Stocks (Cost $36,751,479)		29,951,066

COMMON STOCKS - 93.7%

Argentina - 0.5%

MercadoLibre Inc *	26,220	8,927,123

Brazil - 3.5%

Atacadao Distribuicao Comercio e Industria Ltda	4,877,400	17,886,195
B3 SA - Brasil Bolsa Balcao	4,887,243	28,317,462
Vale SA ADR	1,278,940	18,979,470

		65,183,127

Chile - 0.2%

Banco de Chile	20,393,875	3,105,340

China - 22.0%

3SBio Inc ~	1,005,500	1,684,918
AAC Technologies Holdings Inc	552,500	5,705,281
Alibaba Group Holding Ltd ADR *	648,271	106,809,130
BEST Inc ADR *	355,838	2,106,561
China International Capital Corp Ltd ‘H’ ~	4,205,600	7,746,184
Dong-E-E-Jiao Co Ltd ‘A’	1,296,704	8,949,419
Huazhu Group Ltd ADR	1,155,423	37,320,163
Jiangsu Hengrui Medicine Co Ltd ‘A’	2,451,382	22,622,183
Meituan Dianping ‘B’ * ◇	2,362,500	19,710,511
New Oriental Education & Technology Group Inc ADR *	231,950	17,166,620
Pinduoduo Inc ADR *	575,520	15,130,421
Ping An Healthcare and Technology Co Ltd * ~	144,057	957,757
Sinopharm Group Co Ltd ‘H’	7,556,100	36,968,024
Sunny Optical Technology Group Co Ltd	523,000	6,038,070
Tencent Holdings Ltd	2,080,918	84,965,605
Wuxi Biologics Cayman Inc * ~	607,000	6,142,600
Yum China Holdings Inc	244,070	8,569,298
ZTO Express Cayman Inc ADR *	1,098,230	18,197,671

		406,790,416

Colombia - 0.7%

Grupo Aval Acciones y Valores SA ADR	1,356,088	10,523,243
Grupo de Inversiones Suramericana SA	200,698	2,354,618

		12,877,861

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,835,981	8,504,563

France - 6.4%

Kering SA	124,664	66,864,166
LVMH Moet Hennessy Louis Vuitton SE	144,578	51,089,662

		117,953,828

	Shares	Value
Hong Kong - 5.4%

AIA Group Ltd	5,786,600	$51,598,616
Hong Kong Exchanges & Clearing Ltd	733,770	20,967,166
Hutchison China MediTech Ltd ADR *	125,920	4,053,365
Jardine Strategic Holdings Ltd (XSES)	672,070	24,392,189

		101,011,336

India - 9.4%

Apollo Hospitals Enterprise Ltd	347,156	4,991,565
Biocon Ltd	1,294,309	12,346,030
Cholamandalam Investment & Finance Co Ltd	346,501	5,582,015
Dalmia Bharat Ltd	72,306	2,316,447
Housing Development Finance Corp Ltd	2,080,862	50,369,246
Kotak Mahindra Bank Ltd	2,856,088	45,003,090
Tata Consultancy Services Ltd	729,767	21,984,252
UltraTech Cement Ltd	216,723	12,143,135
Zee Entertainment Enterprises Ltd *	3,267,778	19,787,613

		174,523,393

Indonesia - 0.9%

P.T. Bank Central Asia Tbk	5,574,800	9,029,787
P.T. Indocement Tunggal Prakarsa Tbk	6,271,400	7,783,284

		16,813,071

Italy - 1.4%

PRADA SPA	5,442,100	26,002,193

Malaysia - 0.3%

Genting Bhd	3,115,500	5,878,709

Mexico - 5.2%

Fomento Economico Mexicano SAB de CV	3,153,503	31,204,750
Fomento Economico Mexicano SAB de CV ADR	153,580	15,199,813
Grupo Aeroportuario del Sureste SAB de CV ‘B’	604,615	12,362,073
Grupo Financiero Inbursa SAB de CV ‘O’	10,661,994	16,727,377
Grupo Mexico SAB de CV ‘B’	7,432,383	21,426,582

		96,920,595

Peru - 1.3%

Credicorp Ltd	105,090	23,443,477

Philippines - 3.6%

Ayala Corp	389,020	6,680,132
Ayala Land Inc	15,608,500	11,569,807
BDO Unibank Inc	796,280	1,765,565
Jollibee Foods Corp	2,147,788	10,211,954
SM Investments Corp	1,332,504	22,286,514
SM Prime Holdings Inc	20,624,475	13,801,178

		66,315,150

Russia - 8.1%

LUKOIL PJSC ADR (OTC)	61,830	4,726,285
LUKOIL PJSC ADR (SEAQ)	153,723	11,771,088
Magnit PJSC (RTS)	62,843	3,670,024
Novatek PJSC GDR (LI)	465,763	85,494,414
Polyus PJSC GDR ~	122,100	3,832,898
Sberbank of Russia PJSC	4,884,244	15,097,662
Yandex NV ‘A’ *	764,290	25,137,498

		149,729,869

South Africa - 2.9%

FirstRand Ltd	6,843,343	32,826,406
Mediclinic International PLC	1,182,470	6,604,220
Shoprite Holdings Ltd	1,039,055	14,069,692
Steinhoff International Holdings NV *	5,795,968	942,684

		54,443,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
South Korea - 8.5%

Amorepacific Corp	52,392	$12,323,042
AMOREPACIFIC Group	29,231	2,458,033
Kakao Corp	63,501	6,809,698
LG Household & Health Care Ltd	28,162	32,389,607
NAVER Corp	61,977	40,003,627
Netmarble Corp ~	42,975	4,454,177
Samsung Biologics Co Ltd * ~	56,267	27,076,944
Samsung Electronics Co Ltd	767,232	32,109,314

		157,624,442

Switzerland - 4.0%

Glencore PLC	17,229,974	74,272,901

Taiwan - 5.8%

Taiwan Semiconductor Manufacturing Co Ltd	12,666,376	108,088,932

Thailand - 0.5%

The Siam Commercial Bank PCL	2,149,700	9,903,782

Turkey - 0.6%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,918,531	6,696,009
BIM Birlesik Magazalar AS	332,395	4,474,458

		11,170,467

United Arab Emirates - 1.7%

DP World Ltd (NASDAQ)	1,159,737	22,150,977
Emaar Properties PJSC	6,321,843	8,521,978

		30,672,955

United States - 0.3%

Snap Inc ‘A’ *	728,179	6,174,958

Total Common Stocks (Cost $1,454,471,803)		1,736,331,490

	Principal Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $81,599,930; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $83,229,832)	$81,597,074	81,597,074

Total Short-Term Investment (Cost $81,597,074)		81,597,074

TOTAL INVESTMENTS - 99.7% (Cost $1,572,820,356)		1,847,879,630

OTHER ASSETS & LIABILITIES, NET - 0.3%		5,252,874

NET ASSETS - 100.0%		$1,853,132,504

Notes to Schedule of Investments

(a)	As of September 30, 2018, the fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.2%
Communications	18.1%
Consumer, Non-Cyclical	15.8%
Consumer, Cyclical	14.4%
Technology	9.0%
Basic Materials	6.4%
Energy	5.5%
Short-Term Investment	4.4%
Industrial	3.6%
Others (each less than 3.0%)	1.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Restricted securities as of September 30, 2018 were as follows

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Meituan Dianping ‘B’ Acq 09/13/18	$20,980,260	$19,710,511	1.1%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$29,951,066	$29,951,066	$-	$-
	Common Stocks
	Argentina	8,927,123	8,927,123	-	-
	Brazil	65,183,127	65,183,127	-	-
	Chile	3,105,340	-	3,105,340	-
	China	406,790,416	261,978,399	144,812,017	-
	Colombia	12,877,861	12,877,861	-	-
	Egypt	8,504,563	-	8,504,563	-
	France	117,953,828	-	117,953,828	-
	Hong Kong	101,011,336	4,053,365	96,957,971	-
	India	174,523,393	-	174,523,393	-
	Indonesia	16,813,071	-	16,813,071	-
	Italy	26,002,193	-	26,002,193	-
	Malaysia	5,878,709	-	5,878,709	-
	Mexico	96,920,595	96,920,595	-	-
	Peru	23,443,477	23,443,477	-	-
	Philippines	66,315,150	-	66,315,150	-
	Russia	149,729,869	51,196,007	98,533,862	-
	South Africa	54,443,002	942,684	53,500,318	-
	South Korea	157,624,442	-	157,624,442	-
	Switzerland	74,272,901	-	74,272,901	-
	Taiwan	108,088,932	-	108,088,932	-
	Thailand	9,903,782	-	9,903,782	-
	Turkey	11,170,467	-	11,170,467	-
	United Arab Emirates	30,672,955	22,150,977	8,521,978	-
	United States	6,174,958	6,174,958	-	-

	Total Common Stocks	1,736,331,490	553,848,573	1,182,482,917	-

	Short-Term Investment	81,597,074	-	81,597,074	-

	Total	$1,847,879,630	$583,799,639	$1,264,079,991	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Australia - 1.8%

Amcor Ltd	908,025	$8,974,200
Orica Ltd	517,739	6,368,605
Rio Tinto PLC	469,103	23,662,286

		39,005,091

Belgium - 1.3%

KBC Group NV	385,735	28,682,652

Brazil - 0.6%

Ambev SA ADR	2,797,242	12,783,396

Canada - 4.0%

Canadian National Railway Co (NYSE)	517,354	46,458,389
Suncor Energy Inc (TSE)	1,024,639	39,648,091

		86,106,480

China - 2.5%

Alibaba Group Holding Ltd ADR *	44,328	7,303,481
Baidu Inc ADR *	81,317	18,595,572
Yum China Holdings Inc	802,256	28,167,208

		54,066,261

Denmark - 2.3%

Carlsberg AS ‘B’	130,334	15,630,314
Novo Nordisk AS ‘B’	749,826	35,290,604

		50,920,918

France - 15.8%

Air Liquide SA	428,053	56,212,863
Danone SA	408,799	31,769,897
Dassault Systemes SE	92,658	13,865,104
Engie SA	1,577,659	23,226,685
Essilor International Cie Generale d’Optique SA	122,871	18,187,327
Hermes International	10,181	6,745,156
L’Oreal SA	99,893	24,082,928
Legrand SA	280,667	20,465,168
LVMH Moet Hennessy Louis Vuitton SE	136,378	48,192,020
Pernod Ricard SA	279,443	45,830,805
Schneider Electric SE (XPAR)	660,025	52,998,014

		341,575,967

Germany - 10.5%

Bayer AG	612,681	54,345,220
Beiersdorf AG	363,152	40,935,713
Linde AG	97,215	22,958,016
Merck KGaA	222,822	23,022,120
MTU Aero Engines AG	67,013	15,096,606
ProSiebenSat.1 Media SE	506,174	13,113,969
SAP SE	468,720	57,635,470

		227,107,114

Hong Kong - 2.9%

AIA Group Ltd	6,976,751	62,211,091

Israel - 1.4%

Check Point Software Technologies Ltd *	259,885	30,580,668

Italy - 2.4%

Eni SPA	1,310,746	24,707,000
Intesa Sanpaolo SPA	8,875,517	22,614,226
Luxottica Group SPA	59,957	4,063,460

		51,384,686

	Shares	Value
Japan - 14.4%

Daikin Industries Ltd	236,500	$31,479,000
Denso Corp	549,400	29,023,675
FANUC Corp	86,800	16,329,920
Hoya Corp	983,800	58,428,836
Japan Tobacco Inc	1,054,300	27,531,256
Kao Corp	106,600	8,610,912
Kubota Corp	1,579,900	26,841,205
Kyocera Corp	495,500	29,740,694
Olympus Corp	672,900	26,257,161
Shin-Etsu Chemical Co Ltd	109,500	9,680,699
Terumo Corp	793,400	46,956,600

		310,879,958

Netherlands - 4.9%

Akzo Nobel NV	442,240	41,368,615
ING Groep NV	3,002,563	38,970,558
Randstad NV	467,728	24,964,787

		105,303,960

Singapore - 1.7%

DBS Group Holdings Ltd	1,939,114	36,992,753

Spain - 2.4%

Amadeus IT Group SA	563,488	52,229,098

Sweden - 0.7%

Essity AB ‘B’	639,539	16,053,256

Switzerland - 12.9%

Julius Baer Group Ltd *	389,919	19,486,633
Kuehne + Nagel International AG	60,774	9,643,322
Nestle SA	966,538	80,451,289
Novartis AG	467,252	40,220,329
Roche Holding AG (XVTX)	239,249	57,854,068
UBS Group AG (XVTX) *	2,955,441	46,662,366
Zurich Insurance Group AG	81,520	25,703,663

		280,021,670

Taiwan - 1.6%

Taiwan Semiconductor Manufacturing Co Ltd ADR	780,477	34,465,864

United Kingdom - 14.6%

Barclays PLC	7,682,828	17,040,694
Compass Group PLC	2,155,389	47,921,449
Diageo PLC	1,026,583	36,369,863
Experian PLC	1,423,167	36,518,542
Just Eat PLC *	424,433	3,704,283
Prudential PLC	627,046	14,376,944
Reckitt Benckiser Group PLC	447,368	40,867,066
RELX PLC	430,826	9,063,132
RELX PLC *	1,139,703	23,944,258
Rolls-Royce Holdings PLC *	1,682,700	21,648,605
Smiths Group PLC	829,144	16,143,590
Tesco PLC	3,394,014	10,611,430
WPP PLC	2,574,583	37,703,662

		315,913,518

United States - 0.7%

QIAGEN NV *	420,418	15,922,297

Total Common Stocks (Cost $1,912,230,044)		2,152,206,698

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.1%

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $712,119; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $727,785)	$712,094	$712,094

U.S. Government Agency Issue - 0.1%

Federal Home Loan Bank
1.876% due 10/01/18	2,754,000	2,754,000

Total Short-Term Investments (Cost $3,466,094)		3,466,094

TOTAL INVESTMENTS - 99.5% (Cost $1,915,696,138)		2,155,672,792

OTHER ASSETS & LIABILITIES, NET - 0.5%		10,598,889

NET ASSETS - 100.0%		$2,166,271,681

Notes to Schedule of Investments

(a)	As of September 30, 2018, the fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	37.1%
Industrial	16.7%
Financial	14.4%
Technology	8.7%
Consumer, Cyclical	7.6%
Basic Materials	7.1%
Communications	3.7%
Others (each less than 3.0%)	4.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$39,005,091	$-	$39,005,091	$-
	Belgium	28,682,652	-	28,682,652	-
	Brazil	12,783,396	12,783,396	-	-
	Canada	86,106,480	86,106,480	-	-
	China	54,066,261	54,066,261	-	-
	Denmark	50,920,918	-	50,920,918	-
	France	341,575,967	-	341,575,967	-
	Germany	227,107,114	-	227,107,114	-
	Hong Kong	62,211,091	-	62,211,091	-
	Israel	30,580,668	30,580,668	-	-
	Italy	51,384,686	-	51,384,686	-
	Japan	310,879,958	-	310,879,958	-
	Netherlands	105,303,960	-	105,303,960	-
	Singapore	36,992,753	-	36,992,753	-
	Spain	52,229,098	-	52,229,098	-
	Sweden	16,053,256	-	16,053,256	-
	Switzerland	280,021,670	-	280,021,670	-
	Taiwan	34,465,864	34,465,864	-	-
	United Kingdom	315,913,518	23,944,258	291,969,260	-
	United States	15,922,297	-	15,922,297	-

	Total Common Stocks	2,152,206,698	241,946,927	1,910,259,771	-

	Short-Term Investments	3,466,094	-	3,466,094	-

	Total	$2,155,672,792	$241,946,927	$1,913,725,865	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Australia - 6.0%

Accent Group Ltd	1,549,904	$1,826,461
Altium Ltd	113,189	2,235,233
Ansell Ltd	151,131	2,756,757
Aristocrat Leisure Ltd	201,446	4,137,085
Asaleo Care Ltd	1,589,248	832,671
Australian Pharmaceutical Industries Ltd	1,515,074	1,888,283
Aveo Group >>	1,031,052	1,506,329
Charter Hall Group REIT	580,027	3,002,237
Charter Hall Retail REIT	587,985	1,802,987
CSR Ltd	855,045	2,329,361
Inghams Group Ltd	662,112	1,856,998
Metcash Ltd	988,242	2,141,157
Nine Entertainment Co Holdings Ltd	1,083,178	1,765,503
Orora Ltd	718,256	1,722,569
Perpetual Ltd	54,805	1,686,303
Regis Resources Ltd	852,914	2,294,645
Sandfire Resources NL	412,740	2,214,144
Shopping Centres Australasia Property Group REIT	1,157,791	2,012,770
Super Retail Group Ltd	301,495	1,932,150
Whitehaven Coal Ltd	629,654	2,472,093

		42,415,736

Austria - 0.4%

AT&S Austria Technologie & Systemtechnik AG	72,978	1,684,624
Vienna Insurance Group AG Wiener Versicherung Gruppe	34,339	980,140

		2,664,764

Belgium - 0.3%

Fagron	103,938	2,010,436

Canada - 6.1%

AGF Management Ltd ‘B’	280,700	1,327,819
Alaris Royalty Corp	126,900	1,993,420
Athabasca Oil Corp *	1,119,000	1,377,471
BRP Inc	72,200	3,386,829
Capstone Mining Corp *	2,266,700	1,386,361
Cogeco Communications Inc	35,000	1,753,184
Constellation Software Inc	3,679	2,705,510
Empire Co Ltd ‘A’	107,000	1,950,048
Enerplus Corp (TSE)	359,765	4,442,575
Genworth MI Canada Inc	72,500	2,390,566
IAMGOLD Corp (TSE) *	447,100	1,644,196
Martinrea International Inc	215,400	2,199,610
Medical Facilities Corp	130,700	1,452,054
Parex Resources Inc *	174,200	2,960,314
Points International Ltd *	71,300	1,001,052
Precision Drilling Corp (TSE) *	597,500	2,063,136
Premier Gold Mines Ltd *	553,200	749,507
Superior Plus Corp	213,200	2,092,963
The Stars Group Inc *	68,100	1,691,362
Transcontinental Inc ‘A’	75,300	1,335,013
Trican Well Service Ltd *	1,034,000	1,849,216
WestJet Airlines Ltd	92,800	1,473,563

		43,225,769

China - 0.6%

Gemdale Properties & Investment Corp Ltd	19,651,646	1,779,361
Greenland Hong Kong Holdings Ltd	2,300,000	712,862
Yangzijiang Shipbuilding Holdings Ltd	2,200,600	1,995,031

		4,487,254

	Shares	Value
Denmark - 3.5%

Alm Brand AS	186,770	$1,595,481
D/S Norden AS *	107,948	1,638,492
Dfds AS	60,341	2,984,364
FLSmidth & Co AS	54,037	3,360,165
Rockwool International AS ‘B’	10,250	4,385,811
Royal Unibrew AS	67,305	5,540,229
Spar Nord Bank AS	153,723	1,425,527
Topdanmark AS	88,221	4,032,053

		24,962,122

Egypt - 0.2%

Centamin PLC	1,102,351	1,522,313

Finland - 0.6%

Ramirent OYJ	126,400	1,020,272
Valmet OYJ	146,559	3,264,498

		4,284,770

France - 4.9%

Alstom SA	56,193	2,513,435
Alten SA	25,054	2,577,374
Beneteau SA	88,667	1,425,494
CGG SA *	908,545	2,536,049
Coface SA *	129,022	1,223,866
Eiffage SA	39,955	4,463,365
Eramet	29,798	3,147,803
Eutelsat Communications SA	81,034	1,914,464
ICADE REIT	36,526	3,375,719
Ipsen SA	19,130	3,220,592
IPSOS	48,396	1,481,824
Kaufman & Broad SA	31,775	1,491,144
Nexity SA	42,370	2,341,762
SCOR SE	43,366	2,010,514
Trigano SA	9,269	1,013,707

		34,737,112

Germany - 6.2%

Aurubis AG	24,393	1,702,370
Bauer AG	55,514	1,051,093
Brenntag AG	75,912	4,681,603
Covestro AG ~	37,152	3,007,351
CTS Eventim AG & Co KGaA	46,852	2,100,518
Deutz AG	237,802	2,115,365
DIC Asset AG	120,247	1,323,556
Grand City Properties SA	85,225	2,211,290
Hamburger Hafen und Logistik AG	79,144	1,858,001
HOCHTIEF AG	25,755	4,269,547
HUGO BOSS AG	41,699	3,208,117
LEG Immobilien AG	37,699	4,480,361
Rheinmetall AG	14,253	1,489,866
Siltronic AG	17,270	2,111,957
Software AG	36,364	1,655,622
TAG Immobilien AG	130,870	3,118,156
Talanx AG *	42,229	1,604,549
United Internet AG	39,763	1,879,990

		43,869,312

Hong Kong - 2.2%

Champion REIT	2,636,000	1,844,765
Dah Sing Financial Holdings Ltd	254,200	1,626,157
HK Electric Investments & HK Electric Investments Ltd >>	2,427,500	2,449,718
Hysan Development Co Ltd	525,000	2,651,283
Kerry Properties Ltd	480,371	1,631,123
Lifestyle International Holdings Ltd	926,500	1,816,900
Melco International Development Ltd	735,000	1,463,212
PC Partner Group Ltd	1,430,000	701,885
Shun Tak Holdings Ltd	3,200,000	1,115,865

		15,300,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Israel - 1.0%

AudioCodes Ltd	98,679	$992,711
Gazit-Globe Ltd	163,039	1,483,824
Israel Discount Bank Ltd ‘A’	752,770	2,506,348
Nova Measuring Instruments Ltd *	84,180	2,214,776

		7,197,659

Italy - 2.8%

A2A SPA	1,988,666	3,448,804
ASTM SPA	70,286	1,515,112
DiaSorin SPA	22,651	2,380,824
El.En. SPA	35,451	870,341
ERG SPA	90,769	1,847,158
Iren SPA	620,194	1,520,632
Moncler SPA	67,832	2,918,636
Piaggio & C SPA	699,767	1,597,052
Technogym SPA ~	227,671	2,786,995
Unieuro SPA * ~	96,344	1,280,002

		20,165,556

Japan - 25.4%

Asahi Diamond Industrial Co Ltd	234,000	1,648,461
Capcom Co Ltd	177,400	4,499,039
Daiho Corp	67,400	1,910,517
Denka Co Ltd	112,600	3,924,850
DIC Corp	64,400	2,317,899
DMG Mori Co Ltd	143,500	2,396,802
Fudo Tetra Corp	104,540	1,939,567
Fujimi Inc	80,200	2,083,629
Geo Holdings Corp	98,100	1,483,511
Glory Ltd	61,000	1,489,602
Goldcrest Co Ltd	87,000	1,420,613
Haseko Corp	247,100	3,209,315
Ishihara Sangyo Kaisha Ltd *	152,800	2,343,483
Itochu Enex Co Ltd	127,700	1,291,520
Juki Corp	130,700	1,620,681
Kato Works Co Ltd	48,600	1,498,912
Kinden Corp	198,900	3,184,947
Kobe Bussan Co Ltd	78,800	4,481,276
Kojima Co Ltd *	252,500	1,157,770
Kokuyo Co Ltd	178,800	3,219,796
KYB Corp	50,900	2,281,105
LAC Co Ltd	136,000	2,613,847
Leopalace21 Corp	331,600	1,846,975
Look Holdings Inc	88,941	1,036,238
Megmilk Snow Brand Co Ltd	75,500	1,940,914
Meidensha Corp	79,400	1,299,592
Meitec Corp	44,200	2,125,285
Miraca Holdings Inc	40,500	1,053,566
Mito Securities Co Ltd	283,200	968,885
Mochida Pharmaceutical Co Ltd	23,600	1,950,172
Morinaga & Co Ltd	74,800	2,794,969
Nagase & Co Ltd	108,100	1,898,723
NichiiGakkan Co Ltd	63,759	539,625
Nippon Thompson Co Ltd	163,973	1,089,867
Nippon Yakin Kogyo Co Ltd	1,004,100	2,914,845
Nisshin Steel Co Ltd	143,900	2,157,589
Nissin Kogyo Co Ltd	103,900	1,749,421
Nojima Corp	70,100	1,535,124
North Pacific Bank Ltd	474,158	1,606,581
Okumura Corp	57,300	1,798,328
Open House Co Ltd	69,800	3,438,691
OSJB Holdings Corp	397,100	1,076,949
Penta-Ocean Construction Co Ltd	476,100	3,172,010
Press Kogyo Co Ltd	321,200	1,695,836
Raito Kogyo Co Ltd	111,900	1,600,293
Rengo Co Ltd	228,700	1,950,182
Roland DG Corp	79,800	1,929,759
Round One Corp	255,000	3,377,798

	Shares	Value
Ryobi Ltd	72,400	$2,853,117
Sanken Electric Co Ltd	96,800	2,542,974
Sankyu Inc	43,500	2,442,804
Sanwa Holdings Corp	196,700	2,342,150
Seino Holdings Co Ltd	236,800	3,578,011
Seven Bank Ltd	874,300	2,761,343
Shindengen Electric Manufacturing Co Ltd	33,100	1,582,169
Shinko Electric Industries Co Ltd	262,300	2,207,578
Shinoken Group Co Ltd	186,200	1,975,604
Ship Healthcare Holdings Inc	61,900	2,395,407
Sumitomo Seika Chemicals Co Ltd	37,400	2,100,197
T-Gaia Corp	58,300	1,522,620
Takara Leben Co Ltd	302,600	912,799
Tamron Co Ltd	53,500	1,139,664
Tekken Corp	51,700	1,345,942
The Hokkoku Bank Ltd	67,500	2,607,243
The Musashino Bank Ltd	61,400	1,772,787
The Okinawa Electric Power Co Inc	111,650	2,354,571
The Sumitomo Warehouse Co Ltd	144,950	1,922,209
Tobishima Corp	93,120	1,572,916
Tocalo Co Ltd	163,600	1,684,395
Toho Holdings Co Ltd	114,100	3,030,123
Tokai Carbon Co Ltd	282,400	5,539,417
Tokyu Construction Co Ltd	115,800	1,118,334
Tosei Corp	227,900	2,357,655
Toshiba Machine Co Ltd	86,000	1,922,881
Toyo Construction Co Ltd	277,658	1,131,773
Toyota Boshoku Corp	75,500	1,411,039
Tsugami Corp	212,000	2,098,546
TV Asahi Holdings Corp	117,400	2,256,327
Ube Industries Ltd	60,800	1,654,166
Ulvac Inc	84,964	3,189,130
Unipres Corp	93,500	1,818,136
United Arrows Ltd	47,000	1,999,726
Unitika Ltd *	325,400	2,073,690
Wacom Co Ltd	425,400	1,813,826
Yumeshin Holdings Co Ltd	99,000	988,830
Yurtec Corp	172,400	1,445,422

		180,030,880

Luxembourg - 0.3%

Orion Engineered Carbons SA	67,156	2,155,708

Malta - 0.4%

Kindred Group PLC SDR	239,322	2,682,711

Netherlands - 3.3%

ASR Nederland NV	113,013	5,386,873
BE Semiconductor Industries NV	62,446	1,317,697
Eurocommercial Properties NV REIT	46,601	1,706,507
Heijmans NV CVA *	92,307	1,331,481
Intertrust NV ~	61,348	1,135,205
Koninklijke Volkerwessels NV	56,255	1,182,200
NN Group NV	66,515	2,968,728
OCI NV *	103,973	3,323,995
SBM Offshore NV	144,166	2,602,466
Signify NV ~	81,710	2,115,051

		23,070,203

New Zealand - 0.6%

Air New Zealand Ltd	1,242,133	2,544,976
Z Energy Ltd	361,688	1,713,024

		4,258,000

Norway - 0.6%

Aker Solutions ASA *	302,930	2,154,704
Norwegian Finans Holding ASA *	163,953	2,003,810

		4,158,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Peru - 0.2%

Hochschild Mining PLC	527,517	$1,121,584

Portugal - 0.2%

Sonae SGPS SA	1,620,170	1,680,457

Singapore - 1.8%

First Resources Ltd	1,080,000	1,326,756
IGG Inc	1,892,000	2,353,758
Mapletree Commercial Trust REIT	1,818,400	2,141,563
Mapletree Logistics Trust REIT	2,610,460	2,349,099
Mapletree North Asia Commercial Trust REIT	2,091,900	1,743,846
Venture Corp Ltd	229,900	2,964,490

		12,879,512

South Korea - 5.1%

Bluecom Co Ltd	154,334	709,042
Cheil Worldwide Inc	107,504	2,099,199
Chong Kun Dang Pharmaceutical Corp	17,387	1,849,078
DB Insurance Co Ltd	26,521	1,740,571
Dong-A ST Co Ltd	18,666	1,808,427
Grand Korea Leisure Co Ltd	81,040	1,822,570
GS Engineering & Construction Corp	40,773	1,921,636
Hotel Shilla Co Ltd	18,821	1,840,376
Huchems Fine Chemical Corp	81,239	1,826,972
Korea Gas Corp *	35,737	1,954,471
Kumho Petrochemical Co Ltd	24,000	2,130,891
Lotte Chilsung Beverage Co Ltd	892	1,119,373
LOTTE Fine Chemical Co Ltd	42,309	1,979,185
LOTTE Himart Co Ltd	33,596	2,020,410
Nasmedia Co Ltd	22,825	832,055
OCI Co Ltd	17,741	1,758,966
SFA Engineering Corp	57,980	1,912,909
Silicon Works Co Ltd	64,280	2,350,276
SK Discovery Co Ltd	44,754	1,353,379
SL Corp	84,644	1,605,127
Soulbrain Co Ltd	30,432	1,648,644

		36,283,557

Spain - 2.8%

Atento SA	172,080	1,290,600
Atlantica Yield PLC	106,831	2,198,582
Bankinter SA	323,663	2,973,110
Cia de Distribucion Integral Logista Holdings SA	76,309	1,960,465
Construcciones y Auxiliar de Ferrocarriles SA	42,074	1,747,969
Enagas SA	141,574	3,815,873
Ence Energia y Celulosa SA	518,688	5,257,157
Talgo SA * ~	174,922	922,792

		20,166,548

Sweden - 3.0%

Betsson AB *	242,743	1,868,724
Evolution Gaming Group AB ~	33,404	2,376,853
G5 Entertainment AB	36,166	1,241,159
Hemfosa Fastigheter AB	177,501	2,450,256
Holmen AB ‘B’	108,954	2,832,540
JM AB	75,331	1,477,051
NCC AB ‘B’	107,134	1,895,449
Peab AB	202,506	1,851,329
SSAB AB ‘A’	593,124	2,977,078
Wihlborgs Fastigheter AB	175,576	2,117,453

		21,087,892

	Shares	Value
Switzerland - 6.1%

Adecco Group AG	63,825	$3,355,110
Barry Callebaut AG	1,827	3,459,664
BKW AG	28,849	1,830,559
Bucher Industries AG	5,420	1,745,165
Coca-Cola HBC AG *	138,458	4,717,147
Galenica AG * ~	40,181	2,292,201
Georg Fischer AG	3,496	3,959,808
Julius Baer Group Ltd *	82,102	4,103,138
Logitech International SA	65,876	2,954,489
Oriflame Holding AG *	114,014	2,913,915
PSP Swiss Property AG	28,475	2,760,489
Siegfried Holding AG	6,154	2,861,763
Sika AG	18,180	2,645,544
Straumann Holding AG	4,335	3,265,829

		42,864,821

United Kingdom - 11.6%

Auto Trader Group PLC ~	410,265	2,386,613
B&M European Value Retail SA	571,120	2,878,332
Barratt Developments PLC	213,500	1,576,687
Bellway PLC	100,983	3,963,269
Brewin Dolphin Holdings PLC	365,461	1,630,961
Charter Court Financial Services Group PLC ~	390,632	1,704,634
Chemring Group PLC	707,875	1,983,686
Computacenter PLC	112,069	1,848,028
Drax Group PLC	520,000	2,628,896
EI Group PLC *	557,008	1,202,263
esure Group PLC	517,487	1,871,215
Fevertree Drinks PLC	119,747	5,626,281
Great Portland Estates PLC REIT	312,964	2,726,501
Gulf Keystone Petroleum Ltd *	416,110	1,564,703
Hansteen Holdings PLC REIT	782,756	989,637
Hiscox Ltd	173,402	3,716,417
IG Group Holdings PLC	242,797	2,001,574
Inchcape PLC	285,244	2,483,731
J.D. Wetherspoon PLC	114,268	1,945,116
Jardine Lloyd Thompson Group PLC	133,804	3,306,627
JPJ Group PLC *	260,049	2,573,147
Man Group PLC	1,113,683	2,554,750
OneSavings Bank PLC	357,732	1,893,293
Paragon Banking Group PLC	374,517	2,335,934
Persimmon PLC	110,194	3,392,578
Premier Oil PLC *	1,780,610	3,192,096
QinetiQ Group PLC	885,753	3,302,946
Rightmove PLC	331,870	2,036,672
Tate & Lyle PLC	338,771	3,012,517
Taylor Wimpey PLC	1,294,644	2,893,785
The Restaurant Group PLC	299,506	1,160,152
Vesuvius PLC	217,649	1,827,877
WH Smith PLC	70,571	1,894,829
Workspace Group PLC REIT	160,502	2,052,768

		82,158,515

United States - 1.3%

Argonaut Gold Inc *	1,072,100	1,186,934
ICON PLC *	38,597	5,934,289
IMAX Corp *	92,100	2,376,180

		9,497,403

Total Common Stocks (Cost $592,892,021)		690,940,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $13,655,950; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $13,931,875)	$13,655,472	$13,655,472

Total Short-Term Investment (Cost $13,655,472)		13,655,472

TOTAL INVESTMENTS - 99.4% (Cost $606,547,493)		704,595,488

OTHER ASSETS & LIABILITIES, NET - 0.6%		4,128,857

NET ASSETS - 100.0%		$708,724,345

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.3%
Industrial	19.1%
Consumer, Cyclical	17.8%
Consumer, Non-Cyclical	13.5%
Basic Materials	9.9%
Technology	5.4%
Energy	4.6%
Communications	3.6%
Utilities	3.3%
Others (each less than 3.0%)	1.9%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$42,415,736	$1,856,998	$40,558,738	$-
	Austria	2,664,764	-	2,664,764	-
	Belgium	2,010,436	-	2,010,436	-
	Canada	43,225,769	43,225,769	-	-
	China	4,487,254	-	4,487,254	-
	Denmark	24,962,122	-	24,962,122	-
	Egypt	1,522,313	-	1,522,313	-
	Finland	4,284,770	-	4,284,770	-
	France	34,737,112	3,375,719	31,361,393	-
	Germany	43,869,312	-	43,869,312	-
	Hong Kong	15,300,908	2,449,718	12,851,190	-
	Israel	7,197,659	3,207,487	3,990,172	-
	Italy	20,165,556	-	20,165,556	-
	Japan	180,030,880	-	180,030,880	-
	Luxembourg	2,155,708	2,155,708	-	-
	Malta	2,682,711	-	2,682,711	-
	Netherlands	23,070,203	2,888,707	20,181,496	-
	New Zealand	4,258,000	-	4,258,000	-
	Norway	4,158,514	-	4,158,514	-
	Peru	1,121,584	-	1,121,584	-
	Portugal	1,680,457	-	1,680,457	-
	Singapore	12,879,512	2,141,563	10,737,949	-
	South Korea	36,283,557	2,859,944	33,423,613	-
	Spain	20,166,548	3,489,182	16,677,366	-
	Sweden	21,087,892	-	21,087,892	-
	Switzerland	42,864,821	-	42,864,821	-
	United Kingdom	82,158,515	12,696,666	69,461,849	-
	United States	9,497,403	9,497,403	-	-

	Total Common Stocks	690,940,016	89,844,864	601,095,152	-

	Short-Term Investment	13,655,472	-	13,655,472	-

	Total	$704,595,488	$89,844,864	$614,750,624	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Telefonica Brasil SA	894,900	$8,686,305

Total Preferred Stocks (Cost $11,853,690)		8,686,305

COMMON STOCKS - 97.5%

Argentina - 0.6%

YPF SA ADR *	687,044	10,614,830

Belgium - 1.2%

Ageas	418,777	22,512,897

Brazil - 0.5%

Petroleo Brasileiro SA ADR	848,792	10,244,919

Canada - 1.9%

ARC Resources Ltd	403,394	4,497,251
Barrick Gold Corp (TSE)	1,297,768	14,357,686
Cameco Corp (NYSE)	442,623	5,045,902
Eldorado Gold Corp *	1,862,684	1,644,936
Kinross Gold Corp *	2,412,192	6,512,918
Tourmaline Oil Corp	270,342	4,759,476

		36,818,169

China - 5.4%

China Mobile Ltd	2,802,379	27,552,539
China Telecom Corp Ltd ‘H’	52,697,617	26,195,967
China Unicom Hong Kong Ltd	23,126,799	27,017,978
Dongfeng Motor Group Co Ltd ‘H’	20,979,143	21,619,163

		102,385,647

Denmark - 1.0%

AP Moller - Maersk AS ‘B’	13,787	19,368,938

Finland - 0.4%

Nokia OYJ (OMXH)	1,493,384	8,302,865

France - 11.6%

Air France-KLM *	2,193,649	22,862,910
Alstom SA	363,707	16,268,107
BNP Paribas SA	507,000	31,046,960
Cie de Saint-Gobain	706,835	30,465,294
Engie SA	1,186,347	17,465,693
Renault SA	74,947	6,483,064
Rexel SA	1,268,142	19,048,203
Societe Generale SA	552,735	23,734,656
TOTAL SA	822,711	53,493,285

		220,868,172

Germany - 3.2%

CECONOMY AG	997,327	7,050,592
E.ON SE	1,657,379	16,865,066
METRO AG	969,901	15,191,519
RWE AG	615,655	15,200,150
Salzgitter AG	128,029	6,387,764

		60,695,091

	Shares	Value
India - 0.9%

Canara Bank *	1,695,457	$5,172,817
NTPC Ltd	5,127,028	11,797,654

		16,970,471

Ireland - 0.7%

Bank of Ireland Group PLC	1,781,793	13,625,243

Italy - 6.8%

Assicurazioni Generali SPA	1,497,392	25,784,867
BPER Banca	2,813,456	12,976,512
Eni SPA	2,252,453	42,457,772
Saipem SPA *	3,644,729	22,393,517
UniCredit SPA	1,699,815	25,505,214

		129,117,882

Japan - 27.3%

Benesse Holdings Inc	146,758	4,179,001
Canon Inc	512,468	16,250,124
Chiyoda Corp	645,073	5,250,731
Citizen Watch Co Ltd	1,139,316	7,507,837
Dai-ichi Life Holdings Inc	1,123,843	23,426,841
DeNA Co Ltd	590,391	10,425,206
Eisai Co Ltd	179,604	17,496,513
Fuji Media Holdings Inc	318,749	5,673,423
Fujitsu Ltd	375,149	26,725,512
Gree Inc	1,400,272	6,605,530
Hitachi Metals Ltd	989,236	12,249,660
Honda Motor Co Ltd	1,321,256	39,791,277
Ibiden Co Ltd	510,868	7,158,071
Inpex Corp	1,783,867	22,288,603
JGC Corp	812,701	18,636,093
JSR Corp	1,180,559	22,039,570
Mitsubishi Heavy Industries Ltd	714,865	27,606,238
Mitsubishi UFJ Financial Group Inc	5,398,302	33,537,968
Mizuho Financial Group Inc	17,636,330	30,736,615
Nikon Corp	578,476	10,870,320
Nippon Television Holdings Inc	585,455	10,141,649
Sankyo Co Ltd	165,338	6,467,911
Shimamura Co Ltd	141,931	13,463,361
Sumitomo Mitsui Financial Group Inc	885,982	35,655,340
Sumitomo Mitsui Trust Holdings Inc	566,470	23,308,232
T&D Holdings Inc	1,829,345	30,210,849
Takeda Pharmaceutical Co Ltd	670,589	28,673,057
Yahoo Japan Corp	6,731,845	24,174,975

		520,550,507

Netherlands - 3.8%

ING Groep NV	1,965,436	25,509,586
PostNL NV	2,964,129	10,606,741
Royal Dutch Shell PLC ‘B’	1,034,973	36,230,835

		72,347,162

Russia - 3.1%

Gazprom PJSC ADR (SEAQ)	5,354,760	26,720,413
LUKOIL PJSC ADR (SEAQ)	311,061	23,818,989
Sberbank of Russia PJSC ADR (OTC)	510	6,413
Sberbank of Russia PJSC ADR (SEAQ)	732,718	9,264,840

		59,810,655

South Africa - 2.4%

Anglo American Platinum Ltd	256,586	8,388,588
Anglo American PLC	1,028,606	23,010,911
Gold Fields Ltd ADR	4,367,190	10,568,600
Impala Platinum Holdings Ltd *	1,589,029	3,069,197

		45,037,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
South Korea - 4.5%

KB Financial Group Inc	419,376	$20,425,277
Kia Motors Corp	705,778	22,325,118
KT Corp ADR	1,619,883	24,055,263
Shinhan Financial Group Co Ltd	455,738	18,415,679

		85,221,337

Spain - 1.1%

CaixaBank SA (SIBE)	4,706,478	21,404,683

Sweden - 1.4%

Telefonaktiebolaget LM Ericsson ‘B’	3,125,498	27,663,114

Switzerland - 6.3%

Adecco Group AG	503,916	26,489,520
Julius Baer Group Ltd *	276,507	13,818,743
LafargeHolcim Ltd (XVTX)	480,605	23,793,251
UBS Group AG (XVTX)	2,365,975	37,355,505
Zurich Insurance Group AG	59,374	18,720,919

		120,177,938

Taiwan - 0.9%

MediaTek Inc	686,384	5,538,478
Shin Kong Financial Holding Co Ltd	27,363,158	10,701,280

		16,239,758

United Kingdom - 12.5%

AstraZeneca PLC	542,530	42,286,982
BP PLC	6,922,943	53,062,545
BT Group PLC	6,492,693	19,058,293
Centrica PLC	10,382,675	20,962,279
HSBC Holdings PLC	4,569,799	39,873,239
J Sainsbury PLC	5,118,347	21,443,302
Kingfisher PLC	2,073,280	7,010,224
Marks & Spencer Group PLC	3,922,707	14,758,943
Standard Chartered PLC	2,292,255	18,991,811

		237,447,618

Total Common Stocks (Cost $1,817,692,100)		1,857,425,192

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $24,064,193; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $24,546,637)	$24,063,351	24,063,351

Total Short-Term Investment (Cost $24,063,351)		24,063,351

TOTAL INVESTMENTS - 99.3% (Cost $1,853,609,141)		1,890,174,848

OTHER ASSETS & LIABILITIES, NET - 0.7%		13,949,997

NET ASSETS - 100.0%		$1,904,124,845

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	30.0%
Energy	16.3%
Communications	11.0%
Consumer, Cyclical	9.9%
Industrial	8.9%
Consumer, Non-Cyclical	8.2%
Basic Materials	5.9%
Utilities	4.3%
Technology	3.4%
Others (each less than 3.0%)	1.4%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$8,686,305	$8,686,305	$-	$-
	Common Stocks
	Argentina	10,614,830	10,614,830	-	-
	Belgium	22,512,897	-	22,512,897	-
	Brazil	10,244,919	10,244,919	-	-
	Canada	36,818,169	36,818,169	-	-
	China	102,385,647	-	102,385,647	-
	Denmark	19,368,938	-	19,368,938	-
	Finland	8,302,865	-	8,302,865	-
	France	220,868,172	-	220,868,172	-
	Germany	60,695,091	-	60,695,091	-
	India	16,970,471	-	16,970,471	-
	Ireland	13,625,243	-	13,625,243	-
	Italy	129,117,882	-	129,117,882	-
	Japan	520,550,507	-	520,550,507	-
	Netherlands	72,347,162	-	72,347,162	-
	Russia	59,810,655	6,413	59,804,242	-
	South Africa	45,037,296	10,568,600	34,468,696	-
	South Korea	85,221,337	24,055,263	61,166,074	-
	Spain	21,404,683	-	21,404,683	-
	Sweden	27,663,114	-	27,663,114	-
	Switzerland	120,177,938	-	120,177,938	-
	Taiwan	16,239,758	-	16,239,758	-
	United Kingdom	237,447,618	20,962,279	216,485,339	-

	Total Common Stocks	1,857,425,192	113,270,473	1,744,154,719	-

	Short-Term Investment	24,063,351	-	24,063,351	-

	Total	$1,890,174,848	$121,956,778	$1,768,218,070	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer, Non-Cyclical - 97.9%

Abbott Laboratories	289,500	$21,237,720
ACADIA Pharmaceuticals Inc *	42,500	882,300
Acceleron Pharma Inc *	43,400	2,483,782
Agios Pharmaceuticals Inc *	17,800	1,372,736
Alexion Pharmaceuticals Inc *	30,800	4,281,508
Allakos Inc *	6,885	309,756
Allergan PLC	41,572	7,918,635
Alnylam Pharmaceuticals Inc *	9,400	822,688
Amedisys Inc *	28,500	3,561,360
AmerisourceBergen Corp	18,700	1,724,514
Amgen Inc	32,619	6,761,593
Amicus Therapeutics Inc *	25,865	312,708
AnaptysBio Inc *	2,400	239,448
Anthem Inc	41,200	11,290,860
Apellis Pharmaceuticals Inc *	16,849	299,575
Arena Pharmaceuticals Inc *	28,952	1,332,371
Arvinas Holding Co LLC *	5,310	89,580
Assembly Biosciences Inc *	5,767	214,186
AstraZeneca PLC (United Kingdom)	79,562	6,201,384
AstraZeneca PLC ADR (United Kingdom)	72,600	2,872,782
Baxter International Inc	84,900	6,544,941
Becton Dickinson & Co	31,781	8,294,841
Biogen Inc *	28,088	9,923,771
Biohaven Pharmaceutical Holding Co Ltd *	8,174	306,934
BioMarin Pharmaceutical Inc *	37,300	3,616,981
Bluebird Bio Inc *	2,500	365,000
Blueprint Medicines Corp *	4,000	312,240
Boston Scientific Corp *	481,488	18,537,288
Bristol-Myers Squibb Co	176,248	10,941,476
Cellectis SA ADR * (France)	17,395	490,887
Centene Corp *	49,200	7,123,176
Charles River Laboratories International Inc *	10,700	1,439,578
Checkpoint Therapeutics Inc *	49,300	176,494
Chugai Pharmaceutical Co Ltd (Japan)	18,400	1,182,813
Cigna Corp	42,300	8,808,975
Corbus Pharmaceuticals Holdings Inc *	44,300	334,465
Cytokinetics Inc *	13,100	129,035
DaVita Inc *	20,200	1,446,926
Edwards Lifesciences Corp *	26,600	4,631,060
Eidos Therapeutics Inc *	9,031	90,129
Elanco Animal Health Inc *	12,425	433,508
Eli Lilly & Co	78,000	8,370,180
Establishment Labs Holdings Inc * (Costa Rica)	6,944	167,350
Galapagos NV ADR * (Belgium)	6,600	742,038
Gilead Sciences Inc	43,000	3,320,030
Globus Medical Inc ‘A’ *	28,300	1,606,308
Halozyme Therapeutics Inc *	34,000	617,780
HCA Healthcare Inc	24,591	3,421,100
HealthEquity Inc *	14,700	1,387,827
Hua Medicine * ~ (Cayman)	358,000	378,197
Humana Inc	31,800	10,764,936
Illumina Inc *	6,100	2,239,066
Incyte Corp *	39,500	2,728,660
InflaRx NV * (Germany)	33,941	1,164,855
Insmed Inc *	57,081	1,154,178
Intercept Pharmaceuticals Inc *	3,000	379,080
Intuitive Surgical Inc *	14,000	8,036,000
IQVIA Holdings Inc *	11,800	1,530,932
iRhythm Technologies Inc *	17,739	1,679,174
Jazz Pharmaceuticals PLC *	12,000	2,017,560
Johnson & Johnson	76,600	10,583,822
Madrigal Pharmaceuticals Inc *	2,400	513,912
Masimo Corp *	44,200	5,504,668
Medtronic PLC	195,758	19,256,714

	Shares	Value
Merck & Co Inc	191,266	$13,568,410
Merck KGaA (Germany)	32,700	3,378,586
Molina Healthcare Inc *	8,400	1,249,080
Nektar Therapeutics *	8,500	518,160
Neurocrine Biosciences Inc *	10,500	1,290,975
Nevro Corp *	16,331	930,867
Novartis AG ADR (Switzerland)	25,600	2,205,696
Novo Nordisk AS ADR (Denmark)	85,800	4,044,612
Ovid therapeutics Inc *	5,196	29,461
Pfizer Inc	562,521	24,790,300
Principia Biopharma Inc *	4,607	134,617
QIAGEN NV *	55,700	2,109,916
Quest Diagnostics Inc	70,400	7,596,864
Ra Pharmaceuticals Inc *	7,400	133,866
Reata Pharmaceuticals Inc ‘A’ *	12,131	991,831
Regeneron Pharmaceuticals Inc *	7,875	3,181,815
ResMed Inc	37,200	4,290,648
Rubius Therapeutics Inc *	3,388	81,312
Sage Therapeutics Inc *	15,569	2,199,121
Sanofi (France)	24,200	2,162,202
Sanofi ADR (France)	59,700	2,666,799
Sarepta Therapeutics Inc *	44,696	7,218,851
Seattle Genetics Inc *	58,200	4,488,384
Service Corp International	68,800	3,040,960
Spark Therapeutics Inc *	10,470	571,139
Spectrum Pharmaceuticals Inc *	64,300	1,080,240
Stryker Corp	61,500	10,927,320
Sutro Biopharma Inc *	6,484	97,260
Syndax Pharmaceuticals Inc *	18,086	146,135
Teladoc Health Inc *	43,000	3,713,050
Teleflex Inc	9,600	2,554,464
TESARO Inc *	20,657	805,830
Teva Pharmaceutical Industries Ltd ADR (Israel) *	67,500	1,453,950
The Medicines Co *	21,500	643,065
Theravance Biopharma Inc *	5,400	176,418
Thermo Fisher Scientific Inc	31,900	7,786,152
Tricida Inc *	10,715	327,343
Ultragenyx Pharmaceutical Inc *	20,100	1,534,434
UnitedHealth Group Inc	133,201	35,436,794
Urovant Sciences Ltd * (Bermuda)	7,599	91,188
Varian Medical Systems Inc *	17,200	1,925,196
Vertex Pharmaceuticals Inc *	46,700	9,000,958
WellCare Health Plans Inc *	7,400	2,371,626
Wuxi Biologics Cayman Inc * ~ (China)	139,500	1,411,685
Zimmer Biomet Holdings Inc	13,600	1,787,992
Zoetis Inc	62,500	5,722,500

		428,772,443

Industrial - 0.7%

Agilent Technologies Inc	28,800	2,031,552
PerkinElmer Inc	11,200	1,089,424

		3,120,976

Total Common Stocks (Cost $317,538,002)		431,893,419

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $4,480,492; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $4,574,645)	$4,480,335	$4,480,335

Total Short-Term Investment (Cost $4,480,335)		4,480,335

TOTAL INVESTMENTS - 99.6% (Cost $322,018,337)		436,373,754

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		45,326

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,732,760

NET ASSETS - 100.0%		$438,151,840

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	26.5%
Medical-HMO	17.6%
Medical-Biomedical/Gene	15.2%
Medical Products	12.6%
Medical Instruments	12.1%
Medical Labs & Testing Service	3.3%
Others (each less than 3.0%)	11.3%

98.6%
Short-Term Investment	1.0%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	3,489,344	EUR	2,964,200	10/18	UBS	$45,326	$-

Total Forward Foreign Currency Contracts						$45,326	$-

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Non-Cyclical	$428,772,443	$414,435,773	$14,336,670	$-
	Industrial	3,120,976	3,120,976	-	-

	Total Common Stocks	431,893,419	417,556,749	14,336,670	-

	Short-Term Investment	4,480,335	-	4,480,335	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	45,326	-	45,326	-

	Total	$436,419,080	$417,556,749	$18,862,331	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer, Cyclical - 4.4%

Extended Stay America Inc	231,730	$4,687,898
Hilton Grand Vacations Inc *	140,590	4,653,529
Hilton Worldwide Holdings Inc	116,720	9,428,641

		18,770,068

Financial - 93.4%

Alexandria Real Estate Equities Inc REIT	145,200	18,264,708
American Homes 4 Rent ‘A’ REIT	217,690	4,765,234
American Tower Corp REIT	43,750	6,356,875
Apartment Investment & Management Co ‘A’ REIT	295,140	13,024,528
AvalonBay Communities Inc REIT	142,278	25,773,660
Boston Properties Inc REIT	61,740	7,599,577
Corporate Office Properties Trust REIT	86,360	2,576,119
Crown Castle International Corp REIT	51,710	5,756,874
CubeSmart REIT	217,930	6,217,543
Duke Realty Corp REIT	221,150	6,274,026
EPR Properties REIT	131,570	9,000,704
Equinix Inc REIT	72,210	31,258,987
Equity LifeStyle Properties Inc REIT	67,550	6,515,197
Equity Residential REIT	64,880	4,298,949
Essex Property Trust Inc REIT	83,130	20,509,002
Extra Space Storage Inc REIT	122,080	10,577,011
First Industrial Realty Trust Inc REIT	111,930	3,514,602
HCP Inc REIT	146,800	3,863,776
Healthcare Trust of America Inc ‘A’ REIT	442,080	11,790,274
Hudson Pacific Properties Inc REIT	164,670	5,388,002
Invitation Homes Inc REIT	859,980	19,702,142
Kilroy Realty Corp REIT	137,870	9,883,900
Physicians Realty Trust REIT	234,860	3,959,740
Prologis Inc REIT	478,176	32,415,551
Public Storage REIT	36,700	7,399,821
Realty Income Corp REIT	46,220	2,629,456
Regency Centers Corp REIT	260,800	16,865,936
Simon Property Group Inc REIT	175,630	31,042,602
SL Green Realty Corp REIT	28,480	2,777,654
Spirit Realty Capital Inc REIT	986,230	7,949,014
STORE Capital Corp REIT	441,730	12,275,677
Sun Communities Inc REIT	106,329	10,796,647
Sunstone Hotel Investors Inc REIT	451,040	7,379,014
Tanger Factory Outlet Centers Inc REIT	149,280	3,415,526
Terreno Realty Corp REIT	87,970	3,316,469
VICI Properties Inc REIT	64,250	1,389,085
Vornado Realty Trust REIT	57,320	4,184,360
Welltower Inc REIT	289,860	18,643,795
Weyerhaeuser Co REIT	112,350	3,625,535

		402,977,572

	Shares	Value
Technology - 1.9%

InterXion Holding NV * (Netherlands)	120,970	$8,141,281

Total Common Stocks (Cost $407,542,105)		429,888,921

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $578,184; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $594,110)	$578,164	578,164

Total Short-Term Investment (Cost $578,164)		578,164

TOTAL INVESTMENTS - 99.8% (Cost $408,120,269)		430,467,085

OTHER ASSETS & LIABILITIES, NET - 0.2%		811,902

NET ASSETS - 100.0%		$431,278,987

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by real estate sector as a percentage of net assets was as follows:

REITS-Apartments	20.4%
REITS-Diversified	15.7%
REITS-Office Property	10.8%
REITS-Warehouse/Industrial	9.1%
REITS-Health Care	8.9%
REITS-Regional Malls	8.0%
REITS-Storage	5.6%
REITS-Single Tenant	5.3%
Hotels & Motels	4.4%
REITS-Manufactured Homes	4.0%
REITS-Shopping Centers	3.9%
Others (each less than 3.0%)	3.6%

99.7%
Short-Term Investment	0.1%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$429,888,921	$429,888,921	$-	$-
	Short-Term Investment	578,164	-	578,164	-

	Total	$430,467,085	$429,888,921	$578,164	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Communications - 31.0%

Alibaba Group Holding Ltd ADR * (China)	7,163	$1,180,176
Alphabet Inc ‘A’ *	13,947	16,835,145
Amazon.com Inc *	6,460	12,939,380
Comcast Corp ‘A’	24,992	884,967
Eventbrite Inc ‘A’ *	14,405	546,958
Facebook Inc ‘A’ *	66,541	10,943,333
Farfetch Ltd ‘A’ * (Cayman)	30,019	817,417
GoDaddy Inc ‘A’ *	27,214	2,269,375
iQIYI Inc ADR * (China)	36,276	981,991
Netflix Inc *	12,429	4,650,062
RingCentral Inc ‘A’ *	10,989	1,022,526
Spotify Technology SA *	4,230	764,911
Wix.com Ltd * (Israel)	5,569	666,609
Zendesk Inc *	14,839	1,053,569

		55,556,419

Consumer, Non-Cyclical - 11.5%

Bio-Techne Corp	6,324	1,290,792
Evo Payments Inc ‘A’ *	31,364	749,599
FleetCor Technologies Inc *	8,425	1,919,552
Global Payments Inc	27,742	3,534,331
Grand Canyon Education Inc *	13,525	1,525,620
IHS Markit Ltd *	27,717	1,495,609
Illumina Inc *	1,482	543,983
PayPal Holdings Inc *	36,530	3,208,795
Senseonics Holdings Inc *	92,262	440,090
Total System Services Inc	33,062	3,264,542
TransUnion	18,538	1,364,026
Verisk Analytics Inc *	10,645	1,283,255

		20,620,194

Financial - 9.0%

Mastercard Inc ‘A’	28,047	6,243,543
Nasdaq Inc	17,810	1,528,098
Pagseguro Digital Ltd ‘A’ * (Brazil)	28,269	782,203
TD Ameritrade Holding Corp	6,515	344,188
Visa Inc ‘A’	48,616	7,296,775

		16,194,807

Industrial - 5.2%

Amphenol Corp ‘A’	19,627	1,845,330
FLIR Systems Inc	24,082	1,480,321
Harris Corp	11,128	1,882,969
Northrop Grumman Corp	5,338	1,694,121
TE Connectivity Ltd	20,059	1,763,788
Vicor Corp *	12,777	587,742

		9,254,271

Technology - 40.5%

Activision Blizzard Inc	30,591	2,544,865
Adobe Systems Inc *	26,157	7,061,082
Adyen NV * ~ (Netherlands)	1	816
Apple Inc	20,114	4,540,534
Applied Materials Inc	36,617	1,415,247
Autodesk Inc *	15,737	2,456,703
CACI International Inc ‘A’ *	4,835	890,365
Cognizant Technology Solutions Corp ‘A’	32,477	2,505,601
Constellation Software Inc (Canada)	2,175	1,599,479
Dropbox Inc ‘A’ *	34,699	930,974
DXC Technology Co	63,079	5,899,148
Electronic Arts Inc *	21,265	2,562,220
Endava PLC ADR * (United Kingdom)	32,726	947,418
EPAM Systems Inc *	9,859	1,357,584
Fidelity National Information Services Inc	25,415	2,772,014
First Data Corp ‘A’ *	52,357	1,281,176
Fiserv Inc*	34,148	2,813,112

	Shares	Value
Microchip Technology Inc	45,907	$3,622,522
Microsoft Corp	73,449	8,400,362
New Relic Inc *	7,732	728,586
NVIDIA Corp	2,578	724,470
Pluralsight Inc ‘A’ *	35,273	1,128,736
Presidio Inc	111,518	1,700,650
PTC Inc *	15,464	1,642,122
Rapid7 Inc *	29,489	1,088,734
salesforce.com Inc *	49,525	7,875,961
ServiceNow Inc *	9,008	1,762,235
Silicon Laboratories Inc *	9,539	875,680
Take-Two Interactive Software Inc *	10,913	1,505,885
Tenable Holdings Inc *	1,520	59,098

		72,693,379

Total Common Stocks (Cost $116,300,968)		174,319,070

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

U.S. Government Agency Issue - 2.8%

Federal Home Loan Bank 1.876% due 10/01/18	$4,955,000	4,955,000

Total Short-Term Investment (Cost $4,955,000)		4,955,000

TOTAL INVESTMENTS - 100.0% (Cost $121,255,968)		179,274,070

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(23,927)

NET ASSETS - 100.0%		$179,250,143

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	12.0%
Web Portals/ISP	9.4%
Internet Content-Entertainment	8.7%
Commercial Services-Finance	8.7%
E-Commerce/Products	8.3%
Finance-Credit Card	8.0%
Computer Services	7.4%
Electronic Forms	3.9%
Data Processing/Management	3.8%
Entertainment Software	3.7%
Others (each less than 3.0%)	23.3%

	97.2%
Short-Term Investment	2.8%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$174,319,070	$174,319,070	$-	$-
	Short-Term Investment	4,955,000	-	4,955,000	-

	Total	$179,274,070	$174,319,070	$4,955,000	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.0%

Germany - 7.1%

Kreditanstalt fuer Wiederaufbau
1.000% due 07/15/19	$25,000,000	$24,682,840
1.500% due 02/06/19	20,000,000	19,934,493
1.875% due 04/01/19	20,000,000	19,939,303

		64,556,636

Multi-National - 29.9%

African Development Bank (Multi-National) 1.125% due 09/20/19	7,000,000	6,892,927
Asian Development Bank (Multi-National) 1.375% due 01/15/19	27,000,000	26,920,141
European Bank for Reconstruction & Development (Multi-National) 0.875% due 07/22/19	19,261,000	18,990,768
European Investment Bank
1.125% due 08/15/19	25,000,000	24,671,600
1.250% due 05/15/19	30,000,000	29,760,060
1.875% due 03/15/19	20,000,000	19,945,693
Inter-American Development Bank
2.258% (USD LIBOR + 0.040%) due 11/26/18 §	20,000,000	19,998,591
2.539% (USD LIBOR + 0.200%) due 07/15/21 §	10,000,000	10,047,520
International Bank for Reconstruction & Development
0.875% due 08/15/19	4,500,000	4,432,680
1.000% due 10/05/18	21,800,000	21,797,624
1.250% due 07/26/19	15,000,000	14,837,010
2.228% (USD LIBOR + 0.070%) due 04/17/19 §	20,000,000	20,005,422
International Finance Corp
1.250% due 11/27/18	21,000,000	20,963,941
1.750% due 09/16/19	20,000,000	19,817,120
2.399% (USD LIBOR + 0.060%) due 01/09/19 §	11,500,000	11,502,013

		270,583,110

Total Corporate Bonds & Notes (Cost $335,297,063)		335,139,746

U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes - 6.3%

0.750% due 08/15/19 ‡	57,600,000	56,686,500

Total U.S. Treasury Obligations (Cost $56,713,202)		56,686,500

FOREIGN GOVERNMENT BONDS & NOTES - 30.9%

Canada - 6.3%

Canadian Government 0.500% due 02/01/19	CAD 74,000,000	57,048,721

France - 5.0%

French Republic Government OAT 1.000% due 05/25/19 ~	EUR 39,100,000	45,855,856

Germany - 6.1%

Bundesrepublik Deutschland Bundesanleihe 3.750% due 01/04/19 ~	47,000,000	55,202,268

	Principal Amount	Value

Sweden - 7.0%

Sweden Government
1.000% due 10/05/18 ~	$20,000,000	$19,998,900
1.125% due 03/15/19 ~	30,000,000	29,819,010
1.500% due 07/25/19 ~	13,500,000	13,372,209

		63,190,119

United Kingdom - 6.5%

United Kingdom Gilt 1.750% due 07/22/18 ~	GBP 45,000,000	59,104,642

Total Foreign Government Bonds & Notes (Cost $286,203,455)		280,401,606

SHORT-TERM INVESTMENTS - 28.1%

Repurchase Agreement - 21.5%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $194,975,511; collateralized by U.S. Treasury Notes: 2.000% - 2.750% due 02/15/25 - 02/28/25 and value $198,871,576)	$194,968,687	194,968,687

U.S. Treasury Bills - 6.6%

1.947% due 10/04/18 ‡	20,000,000	19,996,621
2.043% due 11/01/18 ‡	20,000,000	19,964,565
2.050% due 12/13/18 ‡	10,000,000	9,957,062
2.145% due 12/13/18 ‡	10,000,000	9,957,062

		59,875,310

Total Short-Term Investments (Cost $254,847,386)		254,843,997

TOTAL INVESTMENTS - 102.3% (Cost $933,061,106)		927,071,849

DERIVATIVES - (2.0%)
(See Note (b) in Notes to Schedule of Investments)		(18,241,420)

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,395,801)

NET ASSETS - 100.0%		$906,434,628

Notes to Schedule of Investments

(a)

As of September 30, 2018, investments with a total aggregate value of $41,763,563 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	143,141,637	USD	104,605,761	11/18	CIT	$-	($1,104,501)
AUD	48,179,379	USD	34,794,955	11/18	UBS	42,054	-
CAD	45,372,044	USD	34,893,815	11/18	BRC	266,524	-
CAD	45,393,397	USD	34,994,474	11/18	GSC	182,412	-
CAD	45,961,742	USD	35,225,664	11/18	JPM	391,652	-
CAD	45,416,569	USD	34,914,068	11/18	RBC	280,775	-
CHF	3,415,000	USD	3,566,580	10/18	SSB	-	(80,049)
CHF	9,279,600	USD	9,656,794	11/18	ANZ	-	(163,366)
CHF	44,506,714	USD	46,711,987	11/18	CIT	-	(1,179,710)
CHF	133,756,688	USD	138,095,440	11/18	JPM	-	(1,256,612)
CHF	36,453,634	USD	37,278,610	11/18	JPM	15,021	-
CHF	66,656,540	USD	69,322,085	11/18	UBS	-	(1,129,586)
EUR	56,524,797	USD	66,710,000	10/18	GSC	-	(969,074)
EUR	32,782,647	USD	37,714,107	11/18	BRC	482,309	-
EUR	88,968,091	USD	104,345,237	11/18	GSC	-	(684,836)
EUR	59,629,442	USD	70,399,056	11/18	UBS	-	(922,328)
GBP	27,061,607	USD	34,855,539	11/18	BRC	486,624	-
GBP	33,001,911	USD	43,266,495	11/18	GSC	-	(166,360)
GBP	138,501,465	USD	177,482,702	11/18	GSC	3,398,697	-
GBP	53,900,281	USD	70,110,021	11/18	JPM	283,158	-
JPY	22,639,400,000	USD	202,106,282	10/18	JPM	-	(2,533,844)
JPY	8,966,296,061	USD	81,141,228	11/18	ANZ	-	(1,969,615)
JPY	11,833,685,940	USD	106,222,406	11/18	BRC	-	(1,731,990)
JPY	5,034,397,407	USD	45,853,120	11/18	SCB	-	(1,399,829)
JPY	1,844,925,228	USD	16,809,640	11/18	SGN	-	(519,111)
JPY	20,876,406,880	USD	190,211,591	11/18	UBS	-	(5,874,736)
MXN	2,622,190,000	USD	137,966,432	10/18	JPM	1,672,774	-
NOK	561,690,000	USD	69,144,523	10/18	JPM	-	(68,738)
NOK	637,705,570	USD	76,598,145	11/18	GSC	1,896,697	-
NOK	225,020,291	USD	27,360,738	11/18	RBC	336,891	-
NZD	126,891,001	USD	83,781,543	11/18	ANZ	350,257	-
SEK	627,530,000	USD	71,620,311	10/18	JPM	-	(885,009)
USD	67,178,312	AUD	92,145,000	10/18	SSB	562,942	-
USD	34,682,467	AUD	48,449,418	11/18	ANZ	-	(349,798)
USD	80,558,396	AUD	110,381,393	11/18	CIT	745,048	-
USD	36,782,375	AUD	51,164,729	11/18	UBS	-	(213,247)
USD	127,307,818	CAD	164,250,000	10/18	SSB	80,133	-
USD	71,189,174	CHF	67,970,000	10/18	SSB	1,795,476	-
USD	142,054,515	CHF	140,107,658	11/18	BRC	-	(1,281,628)
USD	69,385,614	CHF	68,439,194	11/18	CIT	-	(630,617)
USD	34,792,481	CHF	33,766,625	11/18	CIT	247,776	-
USD	30,908,493	CHF	30,481,956	11/18	GSC	-	(275,855)
USD	34,744,197	CHF	33,347,481	11/18	GSC	628,295	-
USD	20,729,428	CHF	20,456,215	11/18	JPM	-	(198,156)
USD	106,555,016	CHF	105,100,540	11/18	SCB	-	(967,344)
USD	19,146,866	CHF	18,888,958	11/18	UBS	-	(177,348)
USD	104,617,406	EUR	88,565,000	10/18	BRC	1,612,257	-
USD	120,146,751	EUR	104,436,476	11/18	BRC	-	(1,536,505)
USD	41,691,573	EUR	35,688,423	11/18	GSC	109,516	-
USD	34,983,664	EUR	30,058,826	11/18	JPM	-	(39,117)
USD	71,786,501	EUR	61,406,368	11/18	JPM	239,403	-
USD	27,360,738	EUR	23,421,078	11/18	RBC	71,871	-
USD	58,616,879	EUR	50,932,004	11/18	SSB	-	(726,104)
USD	34,638,258	EUR	29,761,917	11/18	UBS	-	(38,582)
USD	34,683,827	EUR	29,689,846	11/18	UBS	90,960	-
USD	130,511,529	GBP	98,615,000	10/18	MSC	1,851,624	-
USD	46,693,115	GBP	35,512,394	11/18	ANZ	314,317	-
USD	106,222,406	GBP	80,756,247	11/18	BRC	755,631	-
USD	31,325,275	GBP	23,888,991	11/18	JPM	126,514	-
USD	34,792,500	JPY	3,858,366,477	11/18	GSC	723,460	-
USD	34,914,068	JPY	3,949,042,986	11/18	RBC	44,362	-
USD	70,121,350	JPY	7,767,412,014	11/18	SCB	1,535,778	-
USD	135,368,882	KRW	152,091,000,000	10/18	MSC	-	(1,748,054)
USD	34,893,815	NOK	284,226,557	11/18	BRC	-	(91,482)
USD	101,868,928	NOK	860,130,297	11/18	GSC	-	(4,004,056)
USD	35,121,100	NOK	294,733,639	11/18	JPM	-	(1,157,508)
USD	34,794,955	NOK	283,381,872	11/18	UBS	-	(86,370)
USD	66,710,000	NZD	100,235,902	10/18	GSC	259,989	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	139,802,388	NZD	208,955,000	10/18	SSB	$1,278,549	$-
USD	105,678,299	NZD	159,622,837	11/18	ANZ	-	(155,499)
USD	34,994,474	NZD	53,177,434	11/18	GSC	-	(263,450)
USD	43,266,495	NZD	64,747,424	11/18	GSC	337,388	-
USD	37,278,610	NZD	55,998,272	11/18	JPM	150,402	-
USD	66,499,874	SEK	602,357,189	11/18	BRC	-	(1,524,378)
USD	38,659,790	SEK	350,198,935	11/18	GSC	-	(888,208)
USD	107,693,778	SEK	979,279,596	11/18	JPM	-	(2,896,356)

Total Forward Foreign Currency Contracts						$23,647,536	($41,888,956)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$335,139,746	$-	$335,139,746	$-
	U.S. Treasury Obligations	56,686,500	-	56,686,500	-
	Foreign Government Bonds & Notes	280,401,606	-	280,401,606	-
	Short-Term Investments	254,843,997	-	254,843,997	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	23,647,536	-	23,647,536	-

	Total Assets	950,719,385	-	950,719,385	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(41,888,956)	-	(41,888,956)	-

	Total Liabilities	(41,888,956)	-	(41,888,956)	-

	Total	$908,830,429	$-	$908,830,429	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Floating Rate Income Portfolio ‘P’ *	32,565	$397,291
Inflation Managed Portfolio ‘P’ *	18,629	220,635
Emerging Markets Debt Portfolio ‘P’ *	56,664	668,067
Emerging Markets Portfolio ‘P’ *	9,694	178,244
International Small-Cap Portfolio ‘P’ *	20,608	306,940
Real Estate Portfolio ‘P’ *	10,677	267,196
Currency Strategies Portfolio ‘P’ *	76,660	886,071
Equity Long/Short Portfolio ‘P’ *	35,724	491,602
Global Absolute Return Portfolio ‘P’ *	89,587	1,011,936

Total Affiliated Mutual Funds (Cost $4,438,898)		4,427,982

TOTAL INVESTMENTS - 100.0% (Cost $4,438,898)		4,427,982

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,967)

NET ASSETS - 100.0%		$4,426,015

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$4,427,982	$4,427,982	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 89.3%

Money Market Funds - 21.8%

BlackRock Liquidity Funds T-Fund Portfolio	139,835,098	$139,835,098
Dreyfus Treasury Cash Management	139,835,097	139,835,097

		279,670,195

	Principal Amount

Repurchase Agreement - 14.5%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $186,453,322; collateralized by U.S. Treasury Notes: 0.250% due 01/15/25 and value $190,179,052)	$186,446,796	186,446,796

U.S. Treasury Bills - 53.0%

1.944% due 10/04/18	85,380,000	85,365,574
1.967% due 10/11/18 ‡	85,400,000	85,351,578
1.992% due 10/18/18 ‡	85,400,000	85,316,824
2.033% due 10/25/18 ‡	258,838,000	258,480,371
2.338% due 03/21/19 ‡	167,000,000	165,191,390

		679,705,737

Total Short-Term Investments (Cost $1,145,838,370)		1,145,822,728

TOTAL INVESTMENTS - 89.3% (Cost $1,145,838,370)		1,145,822,728

DERIVATIVES - (0.2%)
(See Notes (b) through (d) in Notes to Schedule of Investments)		(2,694,728)

OTHER ASSETS & LIABILITIES, NET - 10.9%		140,454,234

NET ASSETS - 100.0%		$1,283,582,234

Notes to Schedule of Investments

(a)

As of September 30, 2018, $137,554,000 in cash, and investments with a total aggregate value of $192,763,240 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	10/18	66	$8,273,655	$8,420,797	$147,142
CAC 40 Index	10/18	390	24,160,431	24,856,988	696,557
DAX Index	12/18	53	18,547,860	18,832,224	284,364
FTSE 100 Index	12/18	335	31,742,517	32,688,987	946,470
Hang Seng Index	10/18	20	3,538,813	3,561,031	22,218
IBEX 35 Index	10/18	60	6,535,753	6,526,032	(9,721)
OMX Index	10/18	395	7,251,038	7,377,861	126,823
S&P 500 E-Mini Index	12/18	2,359	342,688,311	344,296,050	1,607,739
S&P/TSE 60 Index	12/18	112	16,426,711	16,480,254	53,543
SPI 200 Index	12/18	120	13,363,202	13,431,998	68,796
TOPIX Index	12/18	287	42,288,063	45,909,391	3,621,328

					7,565,259

Short Futures Outstanding
FTSE MIB Index	12/18	3	364,384	360,175	4,209
SGX MSCI Index	10/18	11	294,834	297,923	(3,089)

					1,120

Total Futures Contracts					$7,566,379

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	4,581,661	USD	3,349,049	12/18	CIT	$-	($35,232)
AUD	3,927,139	USD	2,814,967	12/18	CIT	25,448	-
AUD	6,872,493	USD	5,023,581	12/18	JPM	-	(52,854)
AUD	5,890,707	USD	4,222,455	12/18	JPM	38,167	-
CAD	888,564	USD	690,565	12/18	CIT	-	(1,478)
CAD	10,666,236	USD	8,161,105	12/18	CIT	110,634	-
CAD	1,332,846	USD	1,035,849	12/18	JPM	-	(2,218)
CAD	15,999,354	USD	12,241,673	12/18	JPM	165,934	-
CHF	6,719,780	USD	6,968,817	12/18	CIT	-	(70,775)
CHF	610,622	USD	626,387	12/18	CIT	433	-
CHF	10,079,665	USD	10,453,234	12/18	JPM	-	(106,178)
CHF	915,933	USD	939,582	12/18	JPM	649	-
DKK	9,935,600	USD	1,555,043	12/18	CIT	2,709	-
DKK	14,903,400	USD	2,332,568	12/18	JPM	4,061	-
EUR	14,950,907	USD	17,570,147	12/18	CIT	-	(97,616)
EUR	10,671,899	USD	12,444,254	12/18	CIT	27,571	-
EUR	22,426,353	USD	26,355,244	12/18	JPM	-	(146,457)
EUR	16,007,841	USD	18,666,395	12/18	JPM	41,332	-
GBP	1,017,567	USD	1,334,595	12/18	CIT	-	(3,320)
GBP	11,193,233	USD	14,520,220	12/18	CIT	123,801	-
GBP	1,526,350	USD	2,001,894	12/18	JPM	-	(4,982)
GBP	16,789,850	USD	21,780,358	12/18	JPM	185,677	-
HKD	25,103,600	USD	3,205,179	12/18	CIT	5,147	-
HKD	37,655,400	USD	4,807,774	12/18	JPM	7,715	-
ILS	1,758,801	USD	488,582	12/18	CIT	-	(2,123)
ILS	2,638,199	USD	732,873	12/18	JPM	-	(3,184)
JPY	2,391,039,600	USD	21,667,216	12/18	CIT	-	(492,630)
JPY	3,586,559,400	USD	32,500,865	12/18	JPM	-	(738,985)
NOK	5,501,200	USD	661,136	12/18	CIT	17,057	-
NOK	8,251,800	USD	991,705	12/18	JPM	25,583	-
NZD	173,250	USD	115,919	12/18	CIT	-	(1,028)
NZD	103,950	USD	68,532	12/18	CIT	403	-
NZD	259,875	USD	173,879	12/18	JPM	-	(1,541)
NZD	155,925	USD	102,798	12/18	JPM	604	-
SEK	21,359,601	USD	2,365,668	12/18	CIT	54,136	-
SEK	32,039,399	USD	3,548,506	12/18	JPM	81,204	-
SGD	1,554,000	USD	1,141,900	12/18	CIT	-	(3,228)
SGD	2,331,000	USD	1,712,853	12/18	JPM	-	(4,844)
USD	52,657	AUD	73,200	12/18	CIT	-	(287)
USD	78,986	AUD	109,800	12/18	JPM	-	(430)
USD	259,943	CAD	342,400	12/18	CIT	-	(5,590)
USD	389,914	CAD	513,600	12/18	JPM	-	(8,386)
USD	274,590	CHF	265,200	12/18	CIT	2,355	-
USD	411,885	CHF	397,800	12/18	JPM	3,532	-
USD	24,382	DKK	156,000	12/18	CIT	-	(76)
USD	36,573	DKK	234,000	12/18	JPM	-	(114)
USD	1,118,057	EUR	957,600	12/18	CIT	-	(1,052)
USD	1,677,083	EUR	1,436,400	12/18	JPM	-	(1,580)
USD	632,719	GBP	492,000	12/18	CIT	-	(10,961)
USD	949,077	GBP	738,000	12/18	JPM	-	(16,443)
USD	30,881	HKD	242,000	12/18	CIT	-	(66)
USD	46,322	HKD	363,000	12/18	JPM	-	(100)
USD	389,055	JPY	43,078,000	12/18	CIT	7,564	-
USD	583,582	JPY	64,617,000	12/18	JPM	11,346	-
USD	28,227	SGD	38,800	12/18	CIT	-	(203)
USD	42,340	SGD	58,200	12/18	JPM	-	(305)

Total Forward Foreign Currency Contracts						$943,062	($1,814,266)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(d)	Swap agreements outstanding as of September 30, 2018 were as follows:

Total Return Basket Swaps

Counter- party	Payment Frequency	Currency	Expiration Date(s) (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities	Percentage of Total Net Value
GSC	M	USD	05/11/23 - 09/28/23	$1,097,660,668	($972,124,663)	($7,262,491)	($11,996,930)	$130,270,444	73.0%
JPM	M	AUD	01/11/19 - 10/28/19	17,057,490	(15,573,481)	(2,411,983)	(764,412)	(163,562)	(0.1%	)
JPM	M	GBP	10/04/18 - 10/28/19	90,517,552	(85,384,671)	(7,677,511)	(2,346,827)	(197,803)	(0.1%	)
JPM	M	HKD	12/06/18 - 10/28/19	12,672,091	(11,926,623)	(1,176,853)	(58,684)	(372,701)	(0.2%	)
JPM	M	SGD	02/08/19 - 10/29/19	1,254,429	(1,306,432)	95,286	13,651	29,632	0.0%
MSC	M	CAD	05/02/19	36,110,582	(39,479,889)	2,903,630	(51,188)	(414,489)	(0.2%	)
MSC	M	CHF	05/02/19	26,796,583	(29,198,978)	3,034,229	(427,109)	1,058,943	0.6%
MSC	M	DKK	05/01/19	16,001,802	(16,462,332)	5,026,772	238,542	4,327,700	2.4%
MSC	M	EUR	05/02/19	218,815,019	(200,356,834)	11,316,791	(2,292,648)	32,067,624	18.0%
MSC	M	JPY	05/01/20	159,268,637	(152,422,942)	(7,640,084)	(418,335)	(376,054)	(0.2%	)
MSC	M	NOK	05/02/19	10,666,196	(3,475,942)	1,268,933	250,059	8,209,128	4.6%
MSC	M	SEK	05/02/19	31,284,406	(20,231,912)	(7,309,115)	(229,670)	3,973,049	2.2%

				$1,718,105,455	($1,547,944,699)	($9,832,396)	($18,083,551)	$178,411,911	100.0%

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees, Including Cash.
(4)	Net Dividends and Financing Fees, Including Cash includes the gains (losses) realized within the swap when the swap resets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (3.660%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	05/11/23- 09/28/23

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

United Kingdom

nVent Electric PLC	18,798	$510,553

United States

3M Co	1,000	210,710
Abbott Laboratories	3,663	268,718
AbbVie Inc	25,904	2,450,000
ABIOMED Inc	22,149	9,961,513
Accenture PLC ‘A’	40,576	6,906,035
Activision Blizzard Inc	7,910	658,033
Adobe Systems Inc	86,509	23,353,105
Aflac Inc	214,379	10,090,820
Agilent Technologies Inc	117,210	8,267,993
Air Products & Chemicals Inc	28,524	4,764,934
Akamai Technologies Inc	17,316	1,266,665
Alcoa Corp	57,636	2,328,494
Align Technology Inc	14,270	5,582,709
Amazon.com Inc	8,000	16,024,000
Amdocs Ltd	48,452	3,196,863
American Eagle Outfitters Inc	259,810	6,451,082
Ameriprise Financial Inc	14,080	2,079,053
AMETEK Inc	3,582	283,408
Amgen Inc	39,258	8,137,791
Anadarko Petroleum Corp	120,115	8,096,952
ANSYS Inc	1,752	327,063
Antero Resources Corp	43,162	764,399
Anthem Inc	5,848	1,602,644
Apple Inc	16,188	3,654,279
Applied Materials Inc	123,919	4,789,469
Archer-Daniels-Midland Co	11,271	566,593
Arista Networks Inc	16,293	4,331,657
Armstrong World Industries Inc	2,842	197,803
Arrow Electronics Inc	46,050	3,394,806

Referenced Entity	Shares	Value
Assurant Inc	2,154	$232,524
Assured Guaranty Ltd	159,657	6,742,315
Athene Holding Ltd ‘A’	50,929	2,630,992
Automatic Data Processing Inc	6,732	1,014,243
AutoZone Inc	8,788	6,816,852
Avery Dennison Corp	18,990	2,057,567
Avnet Inc	31,535	1,411,822
Baxter International Inc	152,690	11,770,872
Bed Bath & Beyond Inc	13,295	199,425
Berry Global Group Inc	13,438	650,265
Best Buy Co Inc	83,345	6,614,259
Big Lots Inc	26,362	1,101,668
Bio-Rad Laboratories Inc ‘A’	647	202,505
Bio-Techne Corp	1,772	361,683
Biogen Inc	46,235	16,335,288
Booking Holdings Inc	4,352	8,634,368
Booz Allen Hamilton Holding Corp	27,082	1,344,080
Boston Scientific Corp	31,848	1,226,148
Bristol-Myers Squibb Co	101,327	6,290,380
Broadcom Inc	16,088	3,969,392
Broadridge Financial Solutions Inc	12,158	1,604,248
Bruker Corp	155,417	5,198,699
Brunswick Corp	88,705	5,945,009
Burlington Stores Inc	43,666	7,114,065
Cabot Corp	47,147	2,957,060
Cadence Design Systems Inc	104,490	4,735,487
Cantel Medical Corp	6,224	572,981
Cardinal Health Inc	32,039	1,730,106
Carlisle Cos Inc	3,089	376,240
Carter’s Inc	31,246	3,080,856
Cboe Global Markets Inc	2,241	215,046
CDK Global Inc	13,226	827,419
CDW Corp	81,496	7,246,624
Celanese Corp	55,158	6,288,012
Celgene Corp	157,796	14,121,164
CenterPoint Energy Inc	51,896	1,434,924
Cerner Corp	49,452	3,185,203
CH Robinson Worldwide Inc	18,366	1,798,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Charles River Laboratories International Inc	66,244	$8,912,468
Chevron Corp	40,174	4,912,477
Chipotle Mexican Grill Inc	9,017	4,098,407
Churchill Downs Inc	849	235,767
Cigna Corp	6,110	1,272,408
Cimarex Energy Co	13,562	1,260,452
Cirrus Logic Inc	8,252	318,527
Cisco Systems Inc	77,099	3,750,866
Citrix Systems Inc	18,730	2,082,027
CNX Resources Corp	90,570	1,296,057
Cognizant Technology Solutions Corp ‘A’	55,178	4,256,983
Comcast Corp ‘A’	124,181	4,397,249
CommVault Systems Inc	18,932	1,325,240
ConocoPhillips	170,176	13,171,622
Consolidated Edison Inc	140,230	10,684,124
Constellation Brands Inc ‘A’	13,067	2,817,507
Copart Inc	49,479	2,549,653
CoStar Group Inc	1,282	539,517
Costco Wholesale Corp	22,328	5,244,401
Cracker Barrel Old Country Store Inc	2,430	357,526
Crane Co	36,569	3,596,561
Credit Acceptance Corp	953	417,481
CubeSmart REIT	5,637	160,824
Cummins Inc	39,006	5,697,606
Curtiss-Wright Corp	33,262	4,570,864
Dana Inc	67,630	1,262,652
Danaher Corp	37,760	4,103,002
Darden Restaurants Inc	59,160	6,578,000
Deckers Outdoor Corp	38,866	4,608,730
DexCom Inc	8,904	1,273,628
Dolby Laboratories Inc ‘A’	13,055	913,458
Dollar General Corp	21,016	2,297,049
DR Horton Inc	89,104	3,758,407
DXC Technology Co	47,194	4,413,583
Eastman Chemical Co	22,372	2,141,448
Eaton Corp PLC	29,895	2,592,793
eBay Inc	14,286	471,724
Electronic Arts Inc	70,239	8,463,097
Eli Lilly & Co	11,016	1,182,127
EMCOR Group Inc	37,065	2,783,952
Emerson Electric Co	48,156	3,687,786
EOG Resources Inc	20,898	2,665,958
Esterline Technologies Corp	35,382	3,217,993
Everest Re Group Ltd	3,432	784,109
Exelixis Inc	86,847	1,538,929
Exelon Corp	162,338	7,087,677
Expeditors International of Washington Inc	46,418	3,413,116
Extended Stay America Inc	15,867	320,989
F5 Networks Inc	24,728	4,931,258
Facebook Inc ‘A’	10,803	1,776,661
Fair Isaac Corp	851	194,496
Federated Investors Inc ‘B’	123,041	2,967,749
FedEx Corp	26,960	6,491,698
Fidelity National Financial Inc	124,686	4,906,394
First American Financial Corp	5,124	264,347
First Solar Inc	35,957	1,741,038
Five Below Inc	15,050	1,957,403
Flex Ltd	169,333	2,221,649
FLIR Systems Inc	55,523	3,412,999
Foot Locker Inc	139,391	7,106,153
Fortinet Inc	72,646	6,703,046
Freeport-McMoRan Inc	26,822	373,362
Garmin Ltd	28,732	2,012,677
General Dynamics Corp	47,337	9,690,831
Genpact Ltd	55,540	1,700,079
Gilead Sciences Inc	151,612	11,705,963
Globus Medical Inc ‘A’	48,881	2,774,486
Graham Holdings Co ‘B’	1,230	712,539
Greif Inc ‘A’	11,410	612,261
Halliburton Co	48,308	1,957,923
Harris Corp	7,938	1,343,189
Hawaiian Electric Industries Inc	6,519	232,011

Referenced Entity	Shares	Value
HD Supply Holdings Inc	123,877	$5,300,697
Helmerich & Payne Inc	25,022	1,720,763
Herman Miller Inc	72,356	2,778,470
Hill-Rom Holdings Inc	2,054	193,898
HollyFrontier Corp	109,625	7,662,787
Honeywell International Inc	56,144	9,342,362
HP Inc	171,795	4,427,157
Humana Inc	27,780	9,404,086
Huntington Ingalls Industries Inc	34,628	8,867,538
Huntsman Corp	83,603	2,276,510
IAC/InterActiveCorp	43,825	9,497,754
ICU Medical Inc	6,482	1,832,786
IDEX Corp	2,097	315,934
IDEXX Laboratories Inc	1,681	419,678
Illinois Tool Works Inc	10,695	1,509,278
Ingersoll-Rand PLC	33,936	3,471,653
Ingredion Inc	1,634	171,505
Intel Corp	213,340	10,088,849
International Business Machines Corp	93,915	14,200,887
International Paper Co	3,457	169,912
Intuit Inc	45,354	10,313,500
Intuitive Surgical Inc	14,398	8,264,452
IQVIA Holdings Inc	8,924	1,157,800
ITT Inc	59,636	3,653,301
Jazz Pharmaceuticals PLC	998	167,794
JB Hunt Transport Services Inc	5,682	675,817
John Wiley & Sons Inc ‘A’	25,259	1,530,695
Johnson & Johnson	26,295	3,633,180
Juniper Networks Inc	82,757	2,480,227
Kansas City Southern	2,840	321,715
KAR Auction Services Inc	3,034	181,099
KBR Inc	23,818	503,274
Keysight Technologies Inc	10,438	691,831
Kimberly-Clark Corp	2,109	239,667
KLA-Tencor Corp	34,371	3,495,874
Kohl’s Corp	31,684	2,362,042
L Brands Inc	30,241	916,302
L3 Technologies Inc	22,216	4,723,566
Lam Research Corp	16,058	2,435,999
Landstar System Inc	9,454	1,153,388
Laredo Petroleum Inc	77,841	635,961
Las Vegas Sands Corp	4,754	282,055
Lear Corp	42,973	6,231,085
Lincoln Electric Holdings Inc	2,617	244,532
LivaNova PLC	1,316	163,145
Lockheed Martin Corp	4,736	1,638,467
Louisiana-Pacific Corp	18,152	480,846
Lowe’s Cos Inc	20,393	2,341,524
Lululemon Athletica Inc	88,714	14,415,138
LyondellBasell Industries NV ‘A’	121,190	12,423,187
Macy’s Inc	154,386	5,361,826
Manhattan Associates Inc	8,398	458,531
ManpowerGroup Inc	18,293	1,572,466
Marathon Oil Corp	162,902	3,792,359
Marvell Technology Group Ltd	103,792	2,003,186
Masco Corp	26,128	956,285
Masimo Corp	11,618	1,446,906
Maxim Integrated Products Inc	66,457	3,747,510
MAXIMUS Inc	27,103	1,763,321
McDermott International Inc	38,546	710,403
McKesson Corp	24,134	3,201,375
MDU Resources Group Inc	7,037	180,781
Medtronic PLC	6,497	639,110
Merck & Co Inc	77,131	5,471,673
Mettler-Toledo International Inc	2,840	1,729,503
Michael Kors Holdings Ltd	114,841	7,873,499
Micron Technology Inc	256,822	11,616,059
Microsoft Corp	120,363	13,765,916
Motorola Solutions Inc	2,619	340,837
MSA Safety Inc	9,291	988,934
MSC Industrial Direct Co Inc ‘A’	16,317	1,437,691
Murphy Oil Corp	12,130	404,414

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Murphy USA Inc	3,711	$317,142
Nasdaq Inc	16,711	1,433,804
National Instruments Corp	44,026	2,127,777
National Oilwell Varco Inc	7,942	342,141
NetApp Inc	43,700	3,753,393
Netflix Inc	8,219	3,074,974
Newfield Exploration Co	40,821	1,176,869
NIKE Inc ‘B’	85,205	7,218,568
Nordstrom Inc	57,675	3,449,542
Norfolk Southern Corp	3,697	667,309
Northrop Grumman Corp	21,605	6,856,779
NorthWestern Corp	14,066	825,112
Nu Skin Enterprises Inc ‘A’	53,915	4,443,674
NVIDIA Corp	8,792	2,470,728
NVR Inc	2,636	6,513,029
O’Reilly Automotive Inc	1,281	444,917
Occidental Petroleum Corp	40,618	3,337,581
OGE Energy Corp	22,493	816,946
Old Dominion Freight Line Inc	17,280	2,786,573
Old Republic International Corp	10,452	233,916
Omnicom Group Inc	2,337	158,963
ONE Gas Inc	2,471	203,314
Oracle Corp	37,303	1,923,343
Oshkosh Corp	38,106	2,714,671
Palo Alto Networks Inc	2,534	570,809
Parker-Hannifin Corp	4,187	770,115
Patterson Cos Inc	8,858	216,578
Patterson-UTI Energy Inc	87,380	1,495,072
Paychex Inc	8,776	646,352
PayPal Holdings Inc	5,904	518,607
Pfizer Inc	170,326	7,506,267
Phillips 66	19,152	2,158,813
Pitney Bowes Inc	54,077	382,865
Plantronics Inc	6,258	377,357
Popular Inc	4,055	207,819
PPG Industries Inc	2,264	247,070
PRA Health Sciences Inc	12,180	1,342,114
Primerica Inc	4,024	485,093
PVH Corp	4,638	669,727
QIAGEN NV	172,207	6,523,201
Qurate Retail Inc	8,094	179,768
Ralph Lauren Corp	19,079	2,624,316
Rayonier Inc REIT	7,233	244,548
Raytheon Co	70,096	14,486,039
Red Hat Inc	2,347	319,849
Regeneron Pharmaceuticals Inc	1,196	483,232
Reinsurance Group of America Inc	49,535	7,160,780
Reliance Steel & Aluminum Co	11,036	941,260
Republic Services Inc	3,305	240,141
ResMed Inc	8,496	979,929
Retail Properties of America Inc REIT ‘A’	27,746	338,224
Robert Half International Inc	24,218	1,704,463
Rockwell Automation Inc	1,200	225,024
Ross Stores Inc	75,481	7,480,167
Ryder System Inc	3,375	246,611
salesforce.com Inc	1,550	246,497
Schlumberger Ltd	14,503	883,523
Science Applications International Corp	7,489	603,613
Seagate Technology PLC	77,105	3,650,922
SEI Investments Co	3,078	188,066
ServiceMaster Global Holdings Inc	16,301	1,011,151
Skechers U.S.A. Inc ‘A’	141,754	3,959,189
Skyworks Solutions Inc	103,043	9,347,031
Snap-on Inc	17,789	3,266,060
Sonoco Products Co	4,682	259,851
Spirit AeroSystems Holdings Inc ‘A’	83,314	7,637,394
Splunk Inc	30,488	3,686,304
SS&C Technologies Holdings Inc	6,018	342,003
Stanley Black & Decker Inc	48,055	7,037,174
Stryker Corp	3,821	678,915
Superior Energy Services Inc	66,682	649,483
Symantec Corp	113,665	2,418,791

Referenced Entity	Shares	Value
SYNNEX Corp	31,493	$2,667,457
Synopsys Inc	1,785	176,019
T Rowe Price Group Inc	29,370	3,206,617
Take-Two Interactive Software Inc	9,960	1,374,380
Tapestry Inc	14,946	751,335
Target Corp	164,865	14,542,742
TE Connectivity Ltd	23,437	2,060,815
Tech Data Corp	5,036	360,427
TEGNA Inc	50,270	601,229
Teledyne Technologies Inc	7,345	1,811,865
Texas Instruments Inc	85,043	9,124,263
The Allstate Corp	132,867	13,113,973
The Boeing Co	38,219	14,213,646
The Boston Beer Co Inc ‘A’	3,771	1,084,163
The Chemours Co	32,946	1,299,390
The Dun & Bradstreet Corp	14,165	2,018,654
The Estee Lauder Cos Inc ‘A’	26,225	3,811,017
The Gap Inc	246,611	7,114,727
The Home Depot Inc	2,021	418,650
The Kroger Co	85,536	2,489,953
The PNC Financial Services Group Inc	5,436	740,329
The Procter & Gamble Co	28,764	2,394,028
The Progressive Corp	22,632	1,607,777
The Scotts Miracle-Gro Co	5,250	413,333
The TJX Cos Inc	91,502	10,250,054
The Toro Co	6,624	397,241
Tiffany & Co	21,727	2,802,131
Torchmark Corp	15,974	1,384,786
Tractor Supply Co	6,965	632,979
Tupperware Brands Corp	57,577	1,925,951
Twitter Inc	9,209	262,088
Ulta Beauty Inc	3,087	870,904
United Therapeutics Corp	34,600	4,424,648
Unum Group	26,246	1,025,431
Urban Outfitters Inc	133,117	5,444,485
Valero Energy Corp	101,364	11,530,155
Varian Medical Systems Inc	14,094	1,577,541
Vertex Pharmaceuticals Inc	64,978	12,523,860
VF Corp	22,442	2,097,205
Viacom Inc ‘B’	97,276	3,284,038
Vistra Energy Corp	244,916	6,093,510
VMware Inc ‘A’	12,110	1,889,887
Walmart Inc	142,524	13,384,429
Waste Management Inc	63,636	5,750,149
Waters Corp	1,936	376,900
Wayfair Inc ‘A’	14,357	2,120,098
Weingarten Realty Investors REIT	20,125	598,920
WellCare Health Plans Inc	3,463	1,109,857
Werner Enterprises Inc	5,536	195,698
WESCO International Inc	45,359	2,787,311
Western Digital Corp	65,313	3,823,423
Whiting Petroleum Corp	28,743	1,524,529
Williams-Sonoma Inc	39,642	2,605,272
Woodward Inc	6,862	554,861
World Fuel Services Corp	24,337	673,648
WW Grainger Inc	16,521	5,904,771
Xilinx Inc	51,093	4,096,126
Xylem Inc	4,273	341,285
Zebra Technologies Corp ‘A’	18,904	3,342,794
Zoetis Inc	6,649	608,782
Zynga Inc ‘A’	360,821	1,446,892

		1,146,184,036

Total Long Positions		1,146,694,589

Short Positions:

Argentina

MercadoLibre Inc	9,339	(3,179,649)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value

Ghana

Kosmos Energy Ltd	192,589	($1,800,707)

Panama

Copa Holdings SA ‘A’	2,780	(221,955)

United Kingdom

Liberty Global PLC ‘A’	11,701	(338,510)

United States

Acadia Healthcare Co Inc	149,816	(5,273,523)
ACI Worldwide Inc	113,404	(3,191,189)
Adient PLC	86,425	(3,397,367)
Advanced Micro Devices Inc	267,723	(8,269,963)
AECOM	63,655	(2,078,972)
AES Corp	226,570	(3,171,980)
Agios Pharmaceuticals Inc	76,619	(5,908,857)
Akorn Inc	52,497	(681,411)
Alaska Air Group Inc	115,701	(7,967,171)
Albemarle Corp	152,486	(15,215,053)
Alexandria Real Estate Equities Inc REIT	1,931	(242,900)
Alkermes PLC	122,788	(5,211,123)
Allegheny Technologies Inc	139,396	(4,119,152)
Allergan PLC	4,485	(854,303)
Alliance Data Systems Corp	2,322	(548,364)
Alliant Energy Corp	9,292	(395,560)
Allscripts Healthcare Solutions Inc	92,736	(1,321,488)
Ally Financial Inc	223,017	(5,898,800)
Alnylam Pharmaceuticals Inc	37,699	(3,299,416)
Altria Group Inc	12,660	(763,525)
American Airlines Group Inc	311,102	(12,857,846)
American Homes 4 Rent REIT ‘A’	65,112	(1,425,302)
American International Group Inc	195,349	(10,400,381)
American Tower Corp REIT REIT	3,443	(500,268)
Aptiv PLC	45,226	(3,794,461)
Aqua America Inc	6,209	(229,112)
Aramark	5,184	(223,016)
Arch Capital Group Ltd	13,251	(395,012)
Arconic Inc	119,772	(2,636,182)
ARRIS International PLC	88,382	(2,297,048)
Atlassian Corp PLC ‘A’	31,234	(3,002,837)
AutoNation Inc	20,125	(836,194)
Avanos Medical Inc	51,056	(3,497,336)
Avis Budget Group Inc	7,307	(234,847)
Baker Hughes a GE Co	64,082	(2,167,894)
Ball Corp	133,961	(5,892,944)
BancorpSouth Bank	15,521	(507,537)
Bank OZK	179,464	(6,812,453)
Belden Inc	69,466	(4,960,567)
BioMarin Pharmaceutical Inc	38,918	(3,773,878)
Black Hills Corp	77,404	(4,496,398)
Boston Properties Inc REIT	1,935	(238,179)
Boyd Gaming Corp	5,377	(182,011)
Brandywine Realty Trust REIT	21,259	(334,191)
Brookdale Senior Living Inc	540,706	(5,315,140)
Brown-Forman Corp ‘B’	4,477	(226,312)
Callon Petroleum Co	404,361	(4,848,288)
Campbell Soup Co	95,981	(3,515,784)
Capital One Financial Corp	7,572	(718,810)
CarMax Inc	114,277	(8,533,064)
Carpenter Technology Corp	42,828	(2,524,711)
Cars.com Inc	19,992	(551,979)
Casey’s General Stores Inc	36,899	(4,764,030)
Catalent Inc	27,368	(1,246,612)
CBRE Group Inc ‘A’	7,728	(340,805)
Centennial Resource Development Inc ‘A’	77,129	(1,685,269)
CenturyLink Inc	699,541	(14,830,269)
CF Industries Holdings Inc	29,725	(1,618,229)

Referenced Entity	Shares	Value
Charter Communications Inc ‘A’	56,085	($18,276,980)
Chemical Financial Corp	63,456	(3,388,550)
Cheniere Energy Inc	40,254	(2,797,250)
Ciena Corp	21,417	(669,067)
Cinemark Holdings Inc	15,965	(641,793)
CIT Group Inc	46,112	(2,379,840)
Citigroup Inc	40,452	(2,902,026)
Clean Harbors Inc	55,373	(3,963,599)
CNO Financial Group Inc	31,523	(668,918)
Cognex Corp	60,892	(3,398,991)
Coherent Inc	7,384	(1,271,451)
Colfax Corp	46,952	(1,693,089)
Colony Capital Inc REIT	1,021,271	(6,219,540)
CommScope Holding Co Inc	25,784	(793,116)
Compass Minerals International Inc	56,400	(3,790,080)
Conduent Inc	112,263	(2,528,163)
Cooper Tire & Rubber Co	56,186	(1,590,064)
Corning Inc	51,942	(1,833,553)
Coty Inc ‘A’	673,627	(8,460,755)
Cousins Properties Inc REIT	167,941	(1,492,995)
Cree Inc	87,454	(3,311,883)
Crown Castle International Corp REIT	1,492	(166,104)
Crown Holdings Inc	92,107	(4,421,136)
Cullen/Frost Bankers Inc	3,178	(331,910)
CVS Health Corp	142,307	(11,202,407)
Cypress Semiconductor Corp	219,818	(3,185,163)
CyrusOne Inc REIT	7,017	(444,878)
DaVita Inc	41,056	(2,940,841)
DDR Corp REIT	246,638	(3,302,483)
Deere & Co	18,881	(2,838,381)
Delta Air Lines Inc	81,522	(4,714,417)
DENTSPLY SIRONA Inc	5,577	(210,476)
Digital Realty Trust Inc REIT	1,444	(162,421)
Discover Financial Services	2,379	(181,875)
Discovery Inc ‘A’	125,141	(4,004,512)
DISH Network Corp ‘A’	181,165	(6,478,460)
Dominion Energy Inc	20,673	(1,452,898)
DowDuPont Inc	67,662	(4,351,343)
Dril-Quip Inc	10,028	(523,963)
Dunkin’ Brands Group Inc	95,305	(7,025,885)
Dycom Industries Inc	14,819	(1,253,687)
E*TRADE Financial Corp	27,261	(1,428,204)
EchoStar Corp ‘A’	8,493	(393,820)
Edgewell Personal Care Co	9,593	(443,484)
Edison International	3,770	(255,154)
Endo International PLC	167,078	(2,811,923)
Ensco PLC ‘A’	797,725	(6,732,799)
EPR Properties REIT	6,635	(453,900)
EQT Corp	79,063	(3,496,956)
Euronet Worldwide Inc	13,167	(1,319,597)
Eversource Energy	4,200	(258,048)
Extraction Oil & Gas Inc	83,589	(943,720)
FireEye Inc	108,534	(1,845,078)
First Data Corp ‘A’	683,344	(16,721,428)
First Horizon National Corp	9,191	(158,637)
First Republic Bank	25,396	(2,438,016)
FirstEnergy Corp	410,495	(15,258,099)
Floor & Decor Holdings Inc ‘A’	12,439	(375,285)
Flowserve Corp	96,152	(5,258,553)
Fluor Corp	11,157	(648,222)
FNB Corp	309,362	(3,935,085)
Ford Motor Co	396,019	(3,663,176)
Gartner Inc	73,546	(11,657,041)
GATX Corp	3,761	(325,665)
GCI Liberty Inc ‘A’	12,043	(614,193)
General Electric Co	798,242	(9,012,152)
General Motors Co	25,902	(872,120)
Genesee & Wyoming Inc ‘A’	40,940	(3,725,131)
Global Payments Inc	98,457	(12,543,422)
Granite Construction Inc	76,418	(3,492,303)
Guidewire Software Inc	49,497	(4,999,692)
Hanesbrands Inc	13,207	(243,405)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Harley-Davidson Inc	58,165	($2,634,875)
HCP Inc REIT	6,337	(166,790)
Healthcare Services Group Inc	86,339	(3,507,090)
HEICO Corp	56,269	(5,211,072)
Henry Schein Inc	41,092	(3,494,053)
Highwoods Properties Inc REIT	5,077	(239,939)
Home BancShares Inc	52,216	(1,143,530)
Host Hotels & Resorts Inc REIT	7,800	(164,580)
Hudson Pacific Properties Inc REIT	10,549	(345,163)
Huntington Bancshares Inc	14,985	(223,576)
IHS Markit Ltd	168,141	(9,072,888)
International Game Technology PLC	92,983	(1,836,414)
Invitation Homes Inc REIT	7,017	(160,759)
Ionis Pharmaceuticals Inc	74,565	(3,846,063)
Jack in the Box Inc	17,167	(1,439,110)
Jacobs Engineering Group Inc	2,447	(187,195)
Jefferies Financial Group Inc	103,836	(2,280,239)
Johnson Controls International PLC	43,498	(1,522,430)
Kellogg Co	20,332	(1,423,647)
Kemper Corp	49,308	(3,966,829)
Kennametal Inc	29,510	(1,285,456)
Kilroy Realty Corp REIT	5,067	(363,253)
Kimco Realty Corp REIT	17,077	(285,869)
Kinder Morgan Inc	105,728	(1,874,557)
KLX Energy Services Holdings Inc	3,177	(101,696)
Knight-Swift Transportation Holdings Inc	57,077	(1,968,015)
Knowles Corp	127,770	(2,123,537)
Leggett & Platt Inc	42,804	(1,874,387)
LendingTree Inc	4,860	(1,118,286)
Lennar Corp ‘A’	29,384	(1,371,939)
Liberty Broadband Corp ‘C’	14,136	(1,191,665)
Liberty Expedia Holdings Inc ‘A’	8,007	(376,649)
LifePoint Health Inc	24,216	(1,559,510)
Lions Gate Entertainment Corp ‘A’	64,981	(1,584,887)
Live Nation Entertainment Inc	21,905	(1,193,165)
LKQ Corp	15,773	(499,531)
Loews Corp	41,323	(2,075,654)
LogMeIn Inc	11,690	(1,041,579)
Lumentum Holdings Inc	43,255	(2,593,137)
Mack-Cali Realty Corp REIT	11,274	(239,685)
Macquarie Infrastructure Corp	221,045	(10,196,806)
Mallinckrodt PLC	118,513	(3,473,616)
Markel Corp	1,424	(1,692,410)
MarketAxess Holdings Inc	3,135	(559,566)
Martin Marietta Materials Inc	10,574	(1,923,939)
Matador Resources Co	43,879	(1,450,201)
Mattel Inc	179,671	(2,820,835)
McCormick & Co Inc	73,764	(9,718,407)
Medical Properties Trust Inc REIT	31,549	(470,396)
Medidata Solutions Inc	53,946	(3,954,781)
Mercury General Corp	41,360	(2,074,618)
Meredith Corp	64,288	(3,281,902)
MetLife Inc	41,071	(1,918,837)
MGM Resorts International	10,837	(302,461)
Microchip Technology Inc	84,745	(6,687,228)
Molina Healthcare Inc	5,924	(880,899)
Monolithic Power Systems Inc	2,192	(275,162)
Monster Beverage Corp	25,436	(1,482,410)
Morgan Stanley	44,620	(2,077,953)
National Fuel Gas Co	71,261	(3,994,892)
Navient Corp	40,282	(543,001)
NCR Corp	88,481	(2,513,745)
Nektar Therapeutics	24,859	(1,515,405)
NetScout Systems Inc	114,983	(2,903,321)
Neurocrine Biosciences Inc	30,208	(3,714,074)
New Jersey Resources Corp	6,880	(317,168)
New York Community Bancorp Inc	497,659	(5,160,724)
Newell Brands Inc	685,042	(13,906,353)
Newmont Mining Corp	132,175	(3,991,685)
News Corp ‘A’	12,778	(168,542)
NextEra Energy Inc	15,928	(2,669,533)
Nielsen Holdings PLC	225,657	(6,241,673)

Referenced Entity	Shares	Value
NiSource Inc	42,026	($1,047,288)
Norwegian Cruise Line Holdings Ltd	35,331	(2,029,059)
NOW Inc	65,098	(1,077,372)
NRG Energy Inc	43,835	(1,639,429)
Nuance Communications Inc	23,294	(403,452)
NuVasive Inc	79,556	(5,646,885)
Oasis Petroleum Inc	49,924	(707,922)
Omega Healthcare Investors Inc REIT	30,724	(1,006,825)
OPKO Health Inc	455,933	(1,577,528)
PacWest Bancorp	78,822	(3,755,868)
Pandora Media Inc	263,919	(2,509,870)
Paramount Group Inc REIT	18,502	(279,195)
Park Hotels & Resorts Inc REIT	9,647	(316,615)
Penske Automotive Group Inc	52,893	(2,506,599)
People’s United Financial Inc	12,737	(218,057)
Perrigo Co PLC	43,204	(3,058,843)
PG&E Corp	27,983	(1,287,498)
Pinnacle Financial Partners Inc	27,548	(1,657,012)
Post Holdings Inc	101,297	(9,931,158)
PPL Corp	519,318	(15,195,245)
Premier Inc ‘A’	112,779	(5,163,023)
Prestige Consumer Healthcare Inc	103,931	(3,937,946)
Principal Financial Group Inc	4,631	(271,330)
Prosperity Bancshares Inc	6,879	(477,059)
Qorvo Inc	2,957	(227,364)
Quest Diagnostics Inc	10,093	(1,089,136)
Range Resources Corp	133,925	(2,275,386)
Realogy Holdings Corp	109,418	(2,258,388)
Realty Income Corp REIT	3,291	(187,225)
Regal Beloit Corp	2,655	(218,905)
Retail Value Inc REIT	5,524	(180,580)
Rowan Cos PLC ‘A’	229,038	(4,312,786)
Royal Caribbean Cruises Ltd	2,199	(285,738)
Royal Gold Inc	24,798	(1,910,934)
Sabra Health Care REIT Inc	85,925	(1,986,586)
Sally Beauty Holdings Inc	32,663	(600,673)
SBA Communications Corp REIT	5,320	(854,552)
Scientific Games Corp ‘A’	67,503	(1,714,576)
Seattle Genetics Inc	64,665	(4,986,965)
Sempra Energy	96,858	(11,017,598)
Sensata Technologies Holding PLC	110,106	(5,455,752)
Six Flags Entertainment Corp	66,947	(4,674,240)
SL Green Realty Corp REIT	5,730	(558,847)
SLM Corp	293,365	(3,271,020)
SM Energy Co	171,430	(5,405,188)
Sotheby’s	56,407	(2,774,660)
Southwest Gas Holdings Inc	35,398	(2,797,504)
Spectrum Brands Holdings Inc	4,730	(353,426)
Spirit Airlines Inc	175,441	(8,240,464)
Sprouts Farmers Market Inc	69,667	(1,909,572)
Square Inc ‘A’	44,753	(4,430,995)
Stericycle Inc	74,928	(4,396,775)
Sterling Bancorp	356,670	(7,846,740)
Stifel Financial Corp	84,445	(4,328,651)
SVB Financial Group	655	(203,594)
Syneos Health Inc	70,034	(3,610,253)
Synovus Financial Corp	5,118	(234,353)
Targa Resources Corp	143,440	(8,077,106)
Taubman Centers Inc REIT	14,303	(855,748)
Telephone & Data Systems Inc	56,994	(1,734,327)
Tempur Sealy International Inc	3,172	(167,799)
Tenet Healthcare Corp	73,421	(2,089,562)
Teradata Corp	5,206	(196,318)
Terex Corp	4,011	(160,079)
Tesla Inc	53,695	(14,216,825)
Texas Capital Bancshares Inc	46,905	(3,876,698)
The Charles Schwab Corp	168,961	(8,304,433)
The Coca-Cola Co	6,500	(300,235)
The Goodyear Tire & Rubber Co	39,198	(916,841)
The Hain Celestial Group Inc	154,579	(4,192,182)
The JM Smucker Co	8,129	(834,117)
The Kraft Heinz Co	329,174	(18,140,779)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
The Madison Square Garden Co ‘A’	549	($173,111)
The Middleby Corp	31,045	(4,015,671)
The Mosaic Co	108,362	(3,519,598)
The New York Times Co ‘A’	177,041	(4,098,499)
The Southern Co	112,802	(4,918,167)
The Wendy’s Co	160,058	(2,743,394)
The Western Union Co	44,495	(848,075)
The Williams Cos Inc	65,062	(1,769,036)
Thor Industries Inc	11,507	(963,136)
TransDigm Group Inc	31,286	(11,647,778)
Transocean Ltd	102,978	(1,436,543)
TreeHouse Foods Inc	107,756	(5,156,125)
TRI Pointe Group Inc	269,061	(3,336,356)
Tyler Technologies Inc	9,818	(2,405,999)
Under Armour Inc ‘A’	47,788	(1,014,061)
United Bankshares Inc	119,968	(4,360,837)
United Continental Holdings Inc	35,204	(3,135,268)
United Natural Foods Inc	29,699	(889,485)
United States Steel Corp	62,964	(1,919,143)
Uniti Group Inc REIT	459,479	(9,258,502)
Univar Inc	9,253	(283,697)
Universal Display Corp	84,597	(9,973,986)
Universal Health Services Inc ‘B’	2,114	(270,254)
Valley National Bancorp	109,523	(1,232,134)
Valvoline Inc	143,707	(3,091,138)
VEREIT Inc REIT	1,321,280	(9,592,493)
ViaSat Inc	99,815	(6,383,169)
Visa Inc ‘A’	82,767	(12,422,499)
Visteon Corp	25,855	(2,401,930)

Referenced Entity	Shares	Value
Vornado Realty Trust REIT	4,385	($320,105)
Vulcan Materials Co	18,461	(2,052,863)
Wabtec Corp	73,105	(7,667,252)
Washington Federal Inc	12,067	(386,144)
Washington Prime Group Inc REIT	119,675	(873,627)
Weatherford International PLC	1,215,127	(3,292,994)
Webster Financial Corp	57,868	(3,411,897)
WEC Energy Group Inc	4,936	(329,527)
Welbilt Inc	104,685	(2,185,823)
Wells Fargo & Co	87,202	(4,583,337)
Welltower Inc REIT	17,966	(1,155,573)
WEX Inc	7,859	(1,577,773)
White Mountains Insurance Group Ltd	228	(213,378)
Willis Towers Watson PLC	8,882	(1,251,829)
Workday Inc ‘A’	39,581	(5,778,034)
WP Carey Inc REIT	3,709	(238,526)
Wyndham Destinations Inc	28,109	(1,218,806)
Xcel Energy Inc	4,191	(197,857)
XPO Logistics Inc	26,492	(3,024,592)
Yum! Brands Inc	9,739	(885,372)
Zayo Group Holdings Inc	278,957	(9,685,387)
Zillow Group Inc ‘C’	57,061	(2,524,949)
Zions Bancorp	42,238	(2,118,236)

		(1,010,883,324)

Total Short Positions		(1,016,424,145)

Total Long and Short Positions		$130,270,444

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus or minus a specified spread (rates range from (0.906)% to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	01/11/19- 10/28/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	48,320	$681,618
Alumina Ltd	215,406	431,207
Ansell Ltd	13,121	239,338
Aurizon Holdings Ltd	998,763	2,965,267
Bendigo & Adelaide Bank Ltd	31,193	242,253
BlueScope Steel Ltd	18,904	231,853
Boral Ltd	52,972	264,422
Caltex Australia Ltd	39,029	843,175
CIMIC Group Ltd	56,254	2,087,877
Newcrest Mining Ltd	145,101	2,037,548
Oil Search Ltd	33,722	220,269
Orica Ltd	20,673	254,295
Origin Energy Ltd	218,010	1,299,481
Qantas Airways Ltd	147,647	629,309
Santos Ltd	64,972	341,115
Woodside Petroleum Ltd	175,036	4,882,951

		17,651,978

Total Long Positions		17,651,978

Referenced Entity	Shares	Value
Short Positions:

Australia

APA Group	463,834	($3,344,877)
Challenger Ltd	160,717	(1,300,423)
Computershare Ltd	49,382	(711,159)
CSL Ltd	13,469	(1,957,037)
Domino’s Pizza Enterprises Ltd	9,058	(348,331)
Fortescue Metals Group Ltd	85,097	(241,142)
Healthscope Ltd	1,040,134	(1,577,863)
Ramsay Health Care Ltd	14,918	(591,871)
REA Group Ltd	13,930	(864,252)
SEEK Ltd	235,542	(3,526,793)
Sydney Airport	68,865	(342,775)
TPG Telecom Ltd	133,767	(825,136)
Transurban Group	100,530	(814,728)
Vocus Group Ltd	578,130	(1,369,153)

		(17,815,540)

Total Short Positions		(17,815,540)

Total Long and Short Positions		($163,562)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus or minus a specified spread (rates range from (4.000)% to 0.300%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	10/04/18- 10/28/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Chile

Antofagasta PLC	107,234	$1,191,622

Germany

TUI AG	38,215	733,064

Russia

Evraz PLC	372,055	2,738,479

South Africa

Investec PLC	357,873	2,510,520

Switzerland

Coca-Cola HBC AG	77,835	2,651,773
IWG PLC	203,853	644,253

		3,296,026

United Kingdom

Associated British Foods PLC	23,561	703,188
Aviva PLC	98,187	626,479
BAE Systems PLC	109,196	895,403
Barratt Developments PLC	525,230	3,878,797
BBA Aviation PLC	281,649	1,102,457
Beazley PLC	131,520	977,882
Bellway PLC	80,963	3,177,546
BP PLC	514,130	3,940,672
BT Group PLC	2,662,847	7,816,374
Burberry Group PLC	291,336	7,650,276
Centrica PLC	1,031,684	2,082,936
Close Brothers Group PLC	94,063	1,938,669
DCC PLC	1,979	179,499
Direct Line Insurance Group PLC	121,690	513,629
Dixons Carphone PLC	196,624	433,447
Drax Group PLC	122,818	620,915
DS Smith PLC	31,401	195,593
Experian PLC	19,120	490,620
GVC Holdings PLC	34,029	407,209
Hays PLC	337,470	895,838
Howden Joinery Group PLC	42,208	257,753
Inchcape PLC	248,038	2,159,764
Indivior PLC	244,460	586,301
Intermediate Capital Group PLC	87,544	1,241,662
JD Sports Fashion PLC	221,331	1,322,636
Man Group PLC	1,266,001	2,904,162
Meggitt PLC	201,126	1,484,895
Moneysupermarket.com Group PLC	543,588	1,977,978
National Grid PLC	114,886	1,186,631
Pearson PLC	21,325	246,866
Persimmon PLC	87,855	2,704,820
Playtech PLC	42,889	272,202
Rentokil Initial PLC	55,731	230,878
Rolls-Royce Holdings PLC	53,814	692,339
Royal Bank of Scotland Group PLC	232,780	754,230
Royal Mail PLC	684,239	4,253,491
RPC Group PLC	22,077	228,627
Smith & Nephew PLC	340,512	6,212,520

Referenced Entity	Shares	Value
Spectris PLC	12,659	$391,007
Standard Life Aberdeen PLC	892,502	3,556,286
Tate & Lyle PLC	188,354	1,674,936
Taylor Wimpey PLC	682,969	1,526,570
Thomas Cook Group PLC	1,032,714	778,317
WH Smith PLC	20,756	557,298
William Hill PLC	766,413	2,518,433

		78,248,031

Total Long Positions		88,717,742

Short Positions:

Australia

BHP Billiton PLC	123,118	(2,686,631)
Rio Tinto PLC	35,002	(1,765,555)

		(4,452,186)

South Africa

Anglo American PLC	10,935	(244,627)
Mediclinic International PLC	187,480	(1,047,095)

		(1,291,722)

Switzerland

Glencore PLC	1,812,650	(7,813,754)

United Arab Emirates

NMC Health PLC	15,605	(689,819)

United Kingdom

AA PLC	602,096	(761,229)
Admiral Group PLC	71,891	(1,948,766)
Aggreko PLC	142,187	(1,617,026)
Ashmore Group PLC	37,229	(176,183)
ASOS PLC	19,074	(1,430,289)
Auto Trader Group PLC	213,522	(1,242,110)
Babcock International Group PLC	249,935	(2,353,870)
Balfour Beatty PLC	307,534	(1,097,110)
British American Tobacco PLC	77,844	(3,629,126)
BTG PLC	24,230	(174,024)
Capita PLC	189,195	(352,036)
Cobham PLC	999,481	(1,518,727)
ConvaTec Group PLC	501,421	(1,517,136)
Daily Mail & General Trust PLC ‘A’	37,592	(343,962)
Greene King PLC	151,510	(967,429)
Halma PLC	62,244	(1,171,859)
Hargreaves Lansdown PLC	164,050	(4,775,595)
Inmarsat PLC	218,329	(1,421,268)
ITV PLC	79,925	(164,035)
J Sainsbury PLC	728,445	(3,051,818)
John Wood Group PLC	659,781	(6,619,423)
Johnson Matthey PLC	24,786	(1,150,150)
Legal & General Group PLC	479,570	(1,637,153)
Melrose Industries PLC	77,745	(202,369)
Merlin Entertainments PLC	635,425	(3,313,844)
Micro Focus International PLC	458,512	(8,526,881)
Ocado Group PLC	21,642	(253,540)
Pennon Group PLC	103,642	(963,226)
Petrofac Ltd	21,053	(177,030)
Provident Financial PLC	19,962	(157,045)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Prudential PLC	19,538	($447,968)
Reckitt Benckiser Group PLC	72,376	(6,611,547)
Rightmove PLC	181,812	(1,115,773)
Rotork PLC	292,382	(1,258,486)
Severn Trent PLC	45,447	(1,095,496)
St James’s Place PLC	22,797	(339,803)
Standard Chartered PLC	54,910	(454,941)
The Sage Group PLC	250,782	(1,915,359)
The Weir Group PLC	111,964	(2,568,660)
Travis Perkins PLC	18,026	(250,148)
United Utilities Group PLC	236,258	(2,168,834)
Whitbread PLC	6,406	(393,725)

Referenced Entity	Shares	Value
Wm Morrison Supermarkets PLC	339,627	($1,148,271)
WPP PLC	149,188	(2,184,794)

		(74,668,064)

Total Short Positions		(88,915,545)

Total Long and Short Positions		($197,803)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Month HKD-HIBOR, plus or minus a specified spread (rates range from (2.250)% to 0.500%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	12/06/18- 10/28/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

CLP Holdings Ltd	21,000	$245,925
Henderson Land Development Co Ltd	75,200	377,660
Kerry Properties Ltd	486,000	1,650,236
Li & Fung Ltd	2,486,000	556,859
Melco International Development Ltd	894,000	1,779,743
New World Development Co Ltd	177,000	240,406
Power Assets Holdings Ltd	29,000	201,577
Sino Land Co Ltd	790,000	1,353,436
Sun Hung Kai Properties Ltd	35,500	515,183
Techtronic Industries Co Ltd	40,000	255,148
Wheelock & Co Ltd	209,000	1,256,532
Xinyi Glass Holdings Ltd	188,000	237,024
Yue Yuen Industrial Holdings Ltd	773,500	2,150,317

		10,820,046

Macau

SJM Holdings Ltd	209,000	192,565

Total Long Positions		11,012,611

Referenced Entity	Shares	Value
Short Positions:

China

Guotai Junan International Holdings Ltd	542,000	($94,736)
Minth Group Ltd	358,000	(1,472,836)

		(1,567,572)

Hong Kong

AIA Group Ltd	415,400	(3,704,086)
ASM Pacific Technology Ltd	165,500	(1,691,216)
Cathay Pacific Airways Ltd	141,361	(213,117)
Haitong International Securities Group Ltd	84,730	(29,619)
Hong Kong & China Gas Co Ltd	970,313	(1,923,208)
MTR Corp Ltd	353,625	(1,859,687)
Value Partners Group Ltd	498,724	(396,807)

		(9,817,740)

Total Short Positions		(11,385,312)

Total Long and Short Positions		($372,701)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Month SGD-SIBOR, plus or minus a specified spread (rates range from (2.000)% to 0.400%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	02/08/19- 10/29/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Singapore

ComfortDelGro Corp Ltd	126,700	$225,176
Genting Singapore Ltd	1,322,100	1,024,805

		1,249,981

Total Long Positions		1,249,981

Referenced Entity	Shares	Value
Short Positions:

Singapore

CapitaLand Ltd	119,900	($295,334)
Singapore Post Ltd	207,200	(171,215)
Singapore Telecommunications Ltd	318,100	(753,800)

		(1,220,349)

Total Short Positions		(1,220,349)

Total Long and Short Positions		$29,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (1.380)% to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	264,366	$5,648,977
Atco Ltd ‘I’	5,856	171,149
Bombardier Inc ‘B’	312,569	1,113,163
CAE Inc	10,686	216,922
Canadian Imperial Bank of Commerce	9,074	850,251
Canadian Tire Corp Ltd ‘A’	19,714	2,309,849
CGI Group Inc ‘A’	28,782	1,855,739
Constellation Software Inc	2,277	1,674,489
Dollarama Inc	178,043	5,608,772
Empire Co Ltd ‘A’	48,984	892,721
Fairfax Financial Holdings Ltd	567	308,045
Finning International Inc	77,112	1,883,547
Genworth MI Canada Inc	22,372	737,679
Husky Energy Inc	12,699	222,981
Industrial Alliance Insurance & Financial Services Inc	6,721	268,757
Kinross Gold Corp	68,605	186,962
Linamar Corp	39,432	1,816,745
Magna International Inc	45,125	2,370,403
Methanex Corp	22,944	1,811,149
Quebecor Inc ‘B’	17,985	360,633
Teck Resources Ltd ‘B’	14,553	350,741
Tourmaline Oil Corp	9,893	174,170
West Fraser Timber Co Ltd	59,702	3,397,742
WSP Global Inc	5,296	289,842

		34,521,428

Chile

Lundin Mining Corp	45,564	241,286

United States

Bausch Health Cos Inc	43,165	1,108,492
BRP Inc	43,424	2,036,976

		3,145,468

Total Long Positions		37,908,182

Referenced Entity	Shares	Value
Short Positions:

Brazil

Yamana Gold Inc	76,804	($191,467)

Canada

Agnico Eagle Mines Ltd	37,735	(1,288,947)
AltaGas Ltd	136,008	(2,163,871)
Barrick Gold Corp	91,577	(1,013,150)
Brookfield Asset Management Inc ‘A’	15,426	(686,595)
Cameco Corp	182,098	(2,076,649)
Canadian Utilities Ltd ‘A’	7,462	(183,481)
Cenovus Energy Inc	25,593	(256,990)
Eldorado Gold Corp	4,876	(4,266)
Element Fleet Management Corp	245,547	(1,264,187)
Enbridge Inc	279,066	(9,005,126)
Encana Corp	12,388	(162,373)
Franco-Nevada Corp	17,031	(1,065,385)
Gildan Activewear Inc	5,781	(175,894)
Goldcorp Inc	83,208	(847,766)
Inter Pipeline Ltd	50,114	(869,085)
Keyera Corp	71,829	(1,924,671)
Northland Power Inc	9,683	(162,677)
Onex Corp	3,231	(220,953)
Pembina Pipeline Corp	39,353	(1,337,207)
Peyto Exploration & Development Corp	39,847	(343,357)
PrairieSky Royalty Ltd	17,496	(307,347)
Shopify Inc ‘A’	1,521	(249,997)
SNC-Lavalin Group Inc	4,002	(163,191)
Stantec Inc	6,723	(167,236)
TransCanada Corp	116,325	(4,706,495)
Wheaton Precious Metals Corp	155,667	(2,723,705)
Whitecap Resources Inc	36,584	(222,056)

		(33,592,657)

Zambia

First Quantum Minerals Ltd	398,519	(4,538,547)

Total Short Positions		(38,322,671)

Total Long and Short Positions		($414,489)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus or minus a specified spread (rates range from (1.250)% to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

Adecco Group AG	62,716	$3,296,813
Barry Callebaut AG	310	587,026
Bucher Industries AG	634	204,139
Flughafen Zurich AG	3,725	752,675
GAM Holding AG	120,862	859,406
Georg Fischer AG	2,791	3,161,277
Givaudan SA	76	187,004
Roche Holding AG	11,985	2,898,156
Schindler Holding AG	2,568	640,861
SGS SA	66	173,774
Sika AG	19,860	2,890,017
Sonova Holding AG	12,022	2,385,981
Sunrise Communications Group AG	5,185	469,857
Swiss Life Holding AG	4,170	1,581,144
Temenos AG	55,932	9,109,781
The Swatch Group AG	1,244	494,408
Zurich Insurance Group AG	976	307,738

		30,000,057

Total Long Positions		30,000,057

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	93,967	($5,288,906)

Switzerland

Chocoladefabriken Lindt & Spruengli AG	343	(2,400,479)
Credit Suisse Group AG	754,812	(11,326,299)
Dufry AG	11,893	(1,343,714)
Lonza Group AG	4,469	(1,528,833)
Vifor Pharma AG	40,681	(7,052,883)

		(23,652,208)

Total Short Positions		(28,941,114)

Total Long and Short Positions		$1,058,943

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Week DKK-CIBOR, plus or minus a specified spread (rates range from (0.350)% to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Denmark

Carlsberg AS ‘B’	7,758	$930,379
Coloplast AS ‘B’	6,734	687,914
Dfds AS	11,284	558,087
DSV AS	15,897	1,444,569
GN Store Nord AS	107,337	5,224,775
H Lundbeck AS	61,751	3,811,788
Jyske Bank AS	10,111	489,592
Novo Nordisk AS ‘B’	56,116	2,641,103
Orsted AS	16,454	1,118,097
Rockwool International AS ‘B’	4,340	1,857,017

		18,763,321

Total Long Positions		18,763,321

Referenced Entity	Shares	Value
Short Positions:

Denmark

AP Moller - Maersk AS ‘B’	3,740	($5,254,213)
Chr Hansen Holding AS	3,151	(319,466)
Genmab AS	41,792	(6,564,353)
Novozymes AS ‘B’	14,825	(813,128)
Pandora AS	23,771	(1,484,461)

		(14,435,621)

Total Short Positions		(14,435,621)

Total Long and Short Positions		$4,327,700

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Day EUR-EONIA, plus or minus a specified spread (rates range from (12.750)% to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	66,080	$3,552,373
Bekaert SA	6,982	173,475
bpost SA	79,551	1,290,956
Solvay SA	24,948	3,344,372
UCB SA	36,394	3,270,509

		11,631,685

Referenced Entity	Shares	Value
Finland

Cargotec OYJ ‘B’	3,766	$169,072
Fortum OYJ	58,733	1,471,927
Kesko OYJ ‘B’	24,192	1,312,441
Neste OYJ	107,817	8,886,860
Stora Enso OYJ ‘R’	38,006	725,768
UPM-Kymmene OYJ	67,895	2,662,770

		15,228,838

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
France

Alstom SA	11,219	$501,810
Atos SE	44,045	5,240,781
Cie Generale des Etablissements Michelin SCA	67,399	8,044,458
CNP Assurances	34,962	842,783
Elior Group SA	11,799	182,706
Engie SA	607,225	8,939,716
Hermes International	2,197	1,455,565
Imerys SA	2,458	181,510
Peugeot SA	233,894	6,309,462
Renault SA	50,123	4,335,739
SEB SA	1,357	230,809
Societe BIC SA	3,723	340,836
Teleperformance	30,567	5,766,613
Thales SA	30,992	4,403,368
TOTAL SA	164,635	10,704,691

		57,480,847

Germany

Allianz SE	16,665	3,709,076
Aurubis AG	44,894	3,133,120
Covestro AG	179,408	14,522,579
Delivery Hero SE	4,214	202,352
Deutsche Lufthansa AG	254,929	6,256,958
Hannover Rueck SE	2,275	321,113
HeidelbergCement AG	5,036	393,351
Hella GmbH & Co KGaA	9,301	518,346
HOCHTIEF AG	13,924	2,308,257
Hugo Boss AG	2,158	166,026
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,220	1,815,686
Rheinmetall AG	41,371	4,324,511
Salzgitter AG	33,587	1,675,760
Schaeffler AG (Preferred)	61,328	782,266
Software AG	52,403	2,385,864
Suedzucker AG	69,461	923,527
Talanx AG	28,839	1,095,777
Wirecard AG	23,933	5,177,883

		49,712,452

Italy

A2A SPA	2,247,641	3,897,926
Autogrill SPA	111,773	1,140,737
DiaSorin SPA	2,085	219,152
Eni SPA	895,694	16,883,447
Hera SPA	306,788	954,043
Mediobanca Banca di Credito Finanziario SPA	22,460	223,517
Moncler SPA	141,963	6,108,301
Poste Italiane SPA	57,599	459,431
Prysmian SPA	45,333	1,052,534
Snam SPA	101,220	420,921
UniCredit SPA	49,062	736,161

		32,096,170

Luxembourg

APERAM SA	24,544	1,122,750
SES SA FDR ‘A’ FDR	113,677	2,494,512

		3,617,262

Netherlands

Aalberts Industries NV	9,102	387,637
Aegon NV	38,581	250,412
Akzo Nobel NV	24,105	2,254,863
ASM International NV	53,583	2,775,925
ASR Nederland NV	99,179	4,727,463
Koninklijke Ahold Delhaize NV	332,398	7,626,052
Koninklijke DSM NV	24,477	2,592,439
NN Group NV	72,715	3,245,450

Referenced Entity	Shares	Value
Randstad NV	3,421	$182,594
Signify NV	106,039	2,744,803
Wolters Kluwer NV	44,400	2,767,891

		29,555,529

Portugal

Galp Energia SGPS SA	13,524	268,152

Spain

Acerinox SA	167,207	2,385,338
ACS Actividades de Construccion y Servicios SA	3,879	164,752
Almirall SA	10,471	210,103
Amadeus IT Group SA	49,367	4,575,774
Enagas SA	67,351	1,815,325
Endesa SA	341,421	7,364,350
Iberdrola SA	58,368	428,704
Mapfre SA	528,877	1,654,248
Repsol SA	452,708	9,012,207

		27,610,801

Switzerland

STMicroelectronics NV	70,368	1,289,267

United Kingdom

Fiat Chrysler Automobiles NV	53,650	938,286

Total Long Positions		229,429,289

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	103,080	(9,023,171)
Galapagos NV	1,651	(187,544)
Telenet Group Holding NV	40,366	(2,224,129)
Umicore SA	3,793	(211,871)

		(11,646,715)

Finland

Amer Sports OYJ	44,335	(1,811,694)
Huhtamaki OYJ	40,480	(1,296,705)
Metso OYJ	11,660	(412,673)
Orion OYJ ‘B’	20,262	(766,863)
Outokumpu OYJ	106,057	(621,970)

		(4,909,905)

France

Accor SA	33,839	(1,738,373)
Air France-KLM	267,707	(2,790,128)
Airbus SE	14,695	(1,844,849)
Altran Technologies SA	38,491	(333,800)
BioMerieux	2,991	(249,660)
Bollore SA	456,937	(1,973,708)
Carrefour SA	196,028	(3,757,266)
Danone SA	40,165	(3,121,431)
Edenred	132,792	(5,060,370)
Electricite de France SA	136,757	(2,405,129)
Getlink	181,048	(2,312,873)
Iliad SA	37,623	(4,914,449)
Ingenico Group SA	86,674	(6,589,927)
JCDecaux SA	45,947	(1,680,424)
L’Oreal SA	2,660	(641,292)
Orpea	13,691	(1,771,185)
Publicis Groupe SA	7,950	(474,776)
Remy Cointreau SA	1,789	(233,322)
Rexel SA	15,794	(237,235)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
SCOR SE	8,371	($388,092)
Suez	220,428	(3,135,566)
Technicolor SA	509,909	(611,293)
Valeo SA	62,547	(2,708,340)
Vivendi SA	307,144	(7,898,842)

		(56,872,330)

Germany

1&1 Drillisch AG	12,797	(622,088)
Axel Springer SE	3,029	(203,636)
Bayer AG	24,958	(2,213,791)
Bilfinger SE	8,550	(431,338)
Carl Zeiss Meditec AG	2,172	(182,573)
CECONOMY AG	74,029	(523,347)
Daimler AG	34,892	(2,198,973)
Deutsche Bank AG	1,093,573	(12,455,462)
Deutsche Telekom AG	460,350	(7,411,005)
Fielmann AG	10,529	(633,533)
Fraport AG Frankfurt Airport Services Worldwide	2,657	(234,565)
Fresenius Medical Care AG & Co KGaA	3,589	(368,747)
GEA Group AG	86,137	(3,065,966)
Infineon Technologies AG	13,491	(306,999)
KION Group AG	3,736	(229,394)
OSRAM Licht AG	45,786	(1,818,026)
Puma SE	385	(189,961)
Sartorius AG (Preferred)	7,372	(1,194,937)
Siemens Healthineers AG	9,545	(419,739)
Telefonica Deutschland Holding AG	309,097	(1,305,726)
thyssenkrupp AG	110,639	(2,791,032)
United Internet AG	5,016	(237,156)
Zalando SE	87,245	(3,390,194)

		(42,428,188)

Italy

Atlantia SPA	28,065	(582,256)
Banco BPM SPA	602,216	(1,478,887)
BPER Banca	115,781	(534,017)
Buzzi Unicem SPA	117,113	(2,428,375)
Davide Campari-Milano SPA	171,691	(1,462,067)
Ferrari NV	3,661	(502,862)
Leonardo SPA	523,315	(6,289,834)
Pirelli & C SPA	38,589	(323,327)
Recordati SPA	21,587	(729,940)

Referenced Entity	Shares	Value
Saipem SPA	269,129	($1,653,551)
Telecom Italia SPA	3,690,984	(2,231,135)
Unione di Banche Italiane SPA	637,502	(2,551,227)

		(20,767,478)

Luxembourg

Eurofins Scientific SE	7,184	(4,087,202)
Tenaris SA	540,830	(9,057,518)

		(13,144,720)

Netherlands

ALTICE EUROPE NV	463,258	(1,249,452)
Boskalis Westminster	61,202	(1,927,160)
Heineken NV	9,546	(895,898)
Koninklijke KPN NV	881,900	(2,326,467)
Koninklijke Vopak NV	43,685	(2,152,197)
OCI NV	70,074	(2,240,251)
SBM Offshore NV	203,085	(3,666,064)

		(14,457,489)

Spain

Atresmedia Corp de Medios de Comunicacion SA	11,974	(74,312)
Banco Santander SA	514,050	(2,573,672)
Bankia SA	1,172,343	(4,576,491)
Cellnex Telecom SA	181,362	(4,756,617)
Distribuidora Internacional de Alimentacion SA	261,368	(605,780)
Grifols SA	123,135	(3,462,277)
Industria de Diseno Textil SA	216,668	(6,545,879)
Telefonica SA	560,571	(4,421,972)

		(27,017,000)

United Kingdom

Unilever NV CVA	22,643	(1,259,513)

United States

QIAGEN NV	128,281	(4,858,327)

Total Short Positions		(197,361,665)

Total Long and Short Positions		$32,067,624

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Day JPY-MUTSC, plus or minus a specified spread (rates range from (2.750)% to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	135,800	$3,637,511
Amada Holdings Co Ltd	114,700	1,224,613
ANA Holdings Inc	25,200	880,351
Astellas Pharma Inc	226,600	3,957,109
Bandai Namco Holdings Inc	151,900	5,901,442
Brother Industries Ltd	8,600	169,809
Chubu Electric Power Co Inc	32,300	489,278
Citizen Watch Co Ltd	31,700	208,896
Coca-Cola Bottlers Japan Holdings Inc	8,200	219,467
CyberAgent Inc	12,400	659,886
Daicel Corp	62,100	721,357
Daiichi Sankyo Co Ltd	9,100	394,466
Eisai Co Ltd	13,300	1,295,648

Referenced Entity	Shares	Value
Fuji Electric Co Ltd	13,400	$536,762
Fujitsu Ltd	29,000	2,065,950
GungHo Online Entertainment Inc	93,000	191,385
Hakuhodo DY Holdings Inc	98,700	1,733,504
Haseko Corp	373,000	4,844,494
Hitachi High-Technologies Corp	53,500	1,847,263
Hitachi Ltd	132,400	4,500,489
Idemitsu Kosan Co Ltd	172,900	9,154,103
Inpex Corp	558,400	6,976,953
ITOCHU Corp	69,100	1,264,743
Itochu Techno-Solutions Corp	182,500	3,964,841
Japan Airlines Co Ltd	254,000	9,129,296
JFE Holdings Inc	43,200	991,005
JXTG Holdings Inc	1,849,100	13,986,203
Kajima Corp	264,000	3,838,707
Kamigumi Co Ltd	78,400	1,728,147
Kobayashi Pharmaceutical Co Ltd	5,500	404,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Kobe Steel Ltd	24,300	$215,952
Kose Corp	4,500	857,454
Kyushu Railway Co	15,400	468,867
Lion Corp	46,300	1,028,306
Marubeni Corp	78,100	714,272
Matsumotokiyoshi Holdings Co Ltd	89,900	3,686,641
Medipal Holdings Corp	138,400	2,891,420
Mitsubishi Gas Chemical Co Inc	142,800	3,039,928
Mitsubishi Tanabe Pharma Corp	81,900	1,370,736
Mitsui & Co Ltd	20,200	358,967
Mitsui Chemicals Inc	29,000	725,148
Mixi Inc	40,100	961,809
Mizuho Financial Group Inc	377,400	657,733
Nexon Co Ltd	14,400	188,230
NHK Spring Co Ltd	196,600	2,044,516
Nikon Corp	60,700	1,140,632
Nippon Electric Glass Co Ltd	6,600	207,476
Nippon Express Co Ltd	46,200	3,034,121
Nippon Shinyaku Co Ltd	18,700	1,226,756
Nippon Shokubai Co Ltd	9,800	761,454
Nippon Telegraph & Telephone Corp	17,200	776,242
NOK Corp	10,300	176,802
Nomura Research Institute Ltd	7,600	383,785
Obayashi Corp	401,900	3,806,519
Obic Co Ltd	6,400	605,323
Oji Holdings Corp	30,000	217,858
Ono Pharmaceutical Co Ltd	26,000	735,969
Oracle Corp Japan	34,100	2,747,515
Osaka Gas Co Ltd	30,300	591,655
Otsuka Corp	122,000	4,550,607
Persol Holdings Co Ltd	85,200	1,999,689
Pigeon Corp	4,200	236,689
Pola Orbis Holdings Inc	91,100	3,327,258
Rohm Co Ltd	2,300	168,268
Sankyo Co Ltd	6,400	250,364
SCSK Corp	16,600	784,205
Sega Sammy Holdings Inc	220,400	3,249,872
Sekisui Chemical Co Ltd	59,300	1,093,553
Shimadzu Corp	13,300	416,790
Shimamura Co Ltd	5,500	521,722
Shimizu Corp	56,600	516,770
Shinsei Bank Ltd	20,900	341,446
Sojitz Corp	689,900	2,489,518
Square Enix Holdings Co Ltd	155,700	6,437,639
Stanley Electric Co Ltd	16,600	567,515
Sugi Holdings Co Ltd	8,400	412,550
Sumitomo Chemical Co Ltd	69,000	403,812
Sumitomo Corp	19,500	324,972
Sumitomo Dainippon Pharma Co Ltd	25,400	583,349
Sumitomo Heavy Industries Ltd	45,900	1,638,241
Suruga Bank Ltd	44,000	220,006
Suzuken Co Ltd	41,500	1,969,141
Taiheiyo Cement Corp	71,100	2,229,904
Taisei Corp	136,925	6,241,496
Taisho Pharmaceutical Holdings Co Ltd	1,900	232,435
The Chugoku Bank Ltd	23,300	237,262
The Gunma Bank Ltd	121,800	626,960
The Hachijuni Bank Ltd	155,300	711,821
The Hiroshima Bank Ltd	49,000	331,576
The Iyo Bank Ltd	30,500	190,577
THK Co Ltd	6,200	157,767
Tohoku Electric Power Co Inc	39,000	530,464
Tokyo Broadcasting System Holdings Inc	64,100	1,334,777
Tokyo Electric Power Co Holdings Inc	298,100	1,464,884
Tokyo Gas Co Ltd	47,200	1,161,026
Tosoh Corp	214,600	3,305,253
Toyo Suisan Kaisha Ltd	21,300	826,918
Toyoda Gosei Co Ltd	8,000	197,570
Toyota Boshoku Corp	102,100	1,908,173
Toyota Tsusho Corp	17,900	675,846

		177,409,365

Total Long Positions		177,409,365

Referenced Entity	Shares	Value
Short Positions:

Japan

Aeon Co Ltd	279,500	($6,734,636)
AEON Financial Service Co Ltd	104,800	(2,170,502)
Asahi Group Holdings Ltd	5,400	(234,291)
Asics Corp	169,300	(2,524,895)
Calbee Inc	114,400	(3,766,752)
Casio Computer Co Ltd	80,700	(1,319,064)
Chiyoda Corp	20,700	(168,493)
Chugai Pharmaceutical Co Ltd	4,700	(302,132)
Daifuku Co Ltd	8,400	(428,103)
Daiwa Securities Group Inc	62,800	(381,934)
DeNA Co Ltd	9,500	(167,752)
Denso Corp	11,100	(586,390)
FamilyMart UNY Holdings Co Ltd	13,306	(1,386,523)
Fast Retailing Co Ltd	7,700	(3,900,810)
Hamamatsu Photonics KK	30,096	(1,198,618)
Hokuriku Electric Power Co	172,900	(1,771,367)
Honda Motor Co Ltd	6,400	(192,744)
Isetan Mitsukoshi Holdings Ltd	284,600	(3,494,033)
Japan Airport Terminal Co Ltd	4,900	(222,903)
Japan Post Insurance Co Ltd	13,500	(320,051)
Japan Tobacco Inc	29,100	(759,897)
JGC Corp	66,700	(1,529,501)
Kakaku.com Inc	95,100	(1,858,059)
Kansai Paint Co Ltd	79,000	(1,455,980)
Keihan Holdings Co Ltd	37,600	(1,435,924)
Keikyu Corp	146,100	(2,662,806)
Keio Corp	46,000	(2,517,750)
Keyence Corp	10,500	(6,099,308)
Kikkoman Corp	43,400	(2,584,759)
Kintetsu Group Holdings Co Ltd	71,100	(2,859,426)
Konica Minolta Inc	28,300	(301,167)
Kyushu Electric Power Co Inc	78,500	(948,828)
LINE Corp	52,600	(2,216,042)
M3 Inc	35,600	(807,351)
Marui Group Co Ltd	281,647	(6,949,321)
Mitsubishi Logistics Corp	77,800	(2,009,733)
Mitsubishi UFJ Lease & Finance Co Ltd	32,400	(190,691)
Nagoya Railroad Co Ltd	39,700	(983,141)
Nankai Electric Railway Co Ltd	36,900	(927,064)
NGK Spark Plug Co Ltd	181,900	(5,302,310)
Nidec Corp	14,600	(2,099,417)
Nintendo Co Ltd	14,100	(5,130,048)
Nippon Paint Holdings Co Ltd	119,200	(4,449,267)
Nissan Motor Co Ltd	158,500	(1,483,168)
NTN Corp	42,300	(173,179)
Odakyu Electric Railway Co Ltd	146,800	(3,472,834)
Orient Corp	134,000	(196,948)
Ricoh Co Ltd	730,800	(7,852,139)
Seven Bank Ltd	408,400	(1,289,869)
Shikoku Electric Power Co Inc	57,900	(756,512)
Shimano Inc	35,400	(5,708,204)
SoftBank Group Corp	74,300	(7,422,536)
Sompo Holdings Inc	34,600	(1,474,269)
Sony Financial Holdings Inc	235,800	(5,199,876)
Suzuki Motor Corp	153,600	(8,802,989)
Sysmex Corp	6,700	(577,764)
T&D Holdings Inc	289,000	(4,772,711)
TDK Corp	59,500	(6,483,070)
Terumo Corp	13,500	(798,984)
The Bank of Kyoto Ltd	45,900	(2,395,825)
The Chugoku Electric Power Co Inc	244,600	(3,143,325)
The Yokohama Rubber Co Ltd	27,000	(581,960)
Tokio Marine Holdings Inc	115,300	(5,723,902)
Tokyo Electron Ltd	4,000	(551,282)
Toray Industries Inc	259,100	(1,944,038)
Toyota Industries Corp	6,100	(361,042)
Toyota Motor Corp	125,500	(7,818,994)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Yakult Honsha Co Ltd	4,200	($344,444)
Yamaha Corp	42,500	(2,251,984)
Yamato Holdings Co Ltd	116,400	(3,573,947)

Referenced Entity	Shares	Value
Yaskawa Electric Corp	171,000	($5,078,888)
Yokogawa Electric Corp	9,500	(200,953)

		(177,785,419)

Total Short Positions		(177,785,419)

Total Long and Short Positions		($376,054)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Week NOK-NIBOR, plus or minus a specified spread (rates range from (0.350)% to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Norway

Equinor ASA	185,637	$5,219,419
Leroy Seafood Group ASA	220,928	1,802,984
Norsk Hydro ASA	314,163	1,883,993
Orkla ASA	43,407	366,747
Salmar ASA	60,283	3,011,552
Telenor ASA	9,497	185,719

		12,470,414

Total Long Positions		12,470,414

Referenced Entity	Shares	Value
Short Positions:

Norway

Gjensidige Forsikring ASA	22,933	($386,513)
Schibsted ASA ‘A’	49,626	(1,862,834)
Yara International ASA	8,972	(440,330)

		(2,689,677)

United Kingdom

Subsea 7 SA	106,565	(1,571,609)

Total Short Positions		(4,261,286)

Total Long and Short Positions		$8,209,128

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Week SEK-STIBOR, plus or minus a specified spread (rates range from (0.500)% to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	211,473	$2,370,534

Sweden

Alfa Laval AB	7,870	212,949
Axfood AB	23,432	438,588
BillerudKorsnas AB	16,273	210,021
Boliden AB	192,745	5,360,398
Electrolux AB ‘B’	125,346	2,761,274
Elekta AB ‘B’	78,274	1,052,453
Epiroc AB ‘A’	14,227	158,960
Essity AB ‘B’	38,197	958,794
Holmen AB ‘B’	21,053	547,327
NCC AB ‘B’	9,947	175,985
Sandvik AB	120,680	2,136,549
Securitas AB ‘B’	21,594	375,423
SKF AB ‘B’	22,571	444,129
SSAB AB ‘A’	353,381	1,773,732
Svenska Cellulosa AB SCA ‘B’	133,807	1,513,273
Swedish Match AB	23,627	1,207,701
Swedish Orphan Biovitrum AB	75,975	2,222,641
Trelleborg AB ‘B’	13,347	271,590

Referenced Entity	Shares	Value
Volvo AB ‘B’	319,099	$5,627,929

		27,449,716

Total Long Positions		29,820,250

Short Positions:

Colombia

Millicom International Cellular SA SDR	29,859	(1,712,441)

Sweden

Atlas Copco AB ‘A’	8,249	(237,226)
Getinge AB ‘B’	210,416	(2,416,480)
Hexpol AB	18,333	(201,739)
Svenska Handelsbanken AB ‘A’	399,842	(5,042,662)
Tele2 AB ‘B’	35,607	(427,936)
Telefonaktiebolaget LM Ericsson ‘B’	1,786,137	(15,808,717)

		(24,134,760)

Total Short Positions		(25,847,201)

Total Long and Short Positions		$3,973,049

Total Basket Swaps		$178,411,911

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Australia Index - Appreciation	MSCI Australia Index - Depreciation	M	JPM	12/19/18	32	$135,240	$1,135	$-	$1,135
MSCI Canada Index - Appreciation	MSCI Canada Index - Depreciation	M	JPM	12/19/18	477	2,374,198	15,267	-	15,267
MSCI Hong Kong Index -Appreciation	MSCI Hong Kong Index - Depreciation	M	JPM	12/19/18	368	3,884,528	52,824	-	52,824
MSCI Italy Index - Appreciation	MSCI Italy Index - Depreciation	M	JPM	12/19/18	34,956	4,013,518	(20,293)	-	(20,293)
MSCI Japan Index - Appreciation	MSCI Japan Index - Depreciation	M	JPM	12/19/18	59,018	1,030,098	58,514	-	58,514
MSCI Netherlands Index - Appreciation	MSCI Netherland Index - Depreciation	M	JPM	12/19/18	592	157,271	(14)	-	(14)
MSCI Singapore Index - Appreciation	MSCI Singapore Index - Depreciation	M	JPM	12/19/18	471	1,926,054	64,976	-	64,976
MSCI Spain Index - Appreciation	MSCI Spain Index - Depreciation	M	JPM	12/19/18	52	11,649	46	-	46
MSCI Sweden Index - Appreciation	MSCI Sweden Index - Depreciation	M	JPM	12/19/18	1	4,403	76	-	76
Swiss Market Index - Appreciation	Swiss Market Index - Depreciation	M	MSC	12/21/18	97	8,834,141	126,548	-	126,548
Swiss Market Index - Appreciation	Swiss Market Index - Depreciation	M	GSC	12/21/18	86	7,799,351	145,177	-	145,177

							$444,256	$-	$444,256

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Singapore Index - Appreciation	MSCI Singapore Index - Depreciation	M	MSC	10/31/18	6	$160,740	($1,763)	$-	($1,763)

Total Total Return Swaps							$442,493	$-	$442,493

Total Swap Agreements									($9,389,903)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$1,145,822,728	$279,670,195	$866,152,533	$-
	Derivatives:
	Equity Contracts
	Futures	7,579,189	7,579,189	-	-
	Swaps	24,110,204	-	24,110,204	-

	Total Equity Contracts	31,689,393	7,579,189	24,110,204	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	943,062	-	943,062	-

	Total Asset - Derivatives	32,632,455	7,579,189	25,053,266	-

	Total Assets	1,178,455,183	287,249,384	891,205,799	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(12,810)	(12,810)	-	-
	Swaps	(33,500,107)	-	(33,500,107)	-

	Total Equity Contracts	(33,512,917)	(12,810)	(33,500,107)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,814,266)	-	(1,814,266)	-

	Total Liabilities - Derivatives	(35,327,183)	(12,810)	(35,314,373)	-

	Total Liabilities	(35,327,183)	(12,810)	(35,314,373)	-

	Total	$1,143,128,000	$287,236,574	$855,891,426	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 6.7%

Cyprus - 0.5%

Bank of Cyprus Holdings PLC *	1,861,408	$4,756,557

Iceland - 2.7%

Arion Banki HF ~	3,538,890	2,777,603
Eik fasteignafelag HF *	23,606,835	1,653,724
Eimskipafelag Islands HF	1,381,800	2,629,888
Hagar HF	9,625,298	4,050,883
Kvika banki HF *	1,182,154	83,720
N1 HF *	1,577,900	1,679,753
Reginn HF *	11,083,700	1,859,866
Reitir fasteignafelag HF	5,581,882	3,819,620
Siminn HF	111,469,200	3,932,018
Sjova-Almennar Tryggingar HF	12,223,875	1,544,956
Tryggingamidstodin HF	2,918,800	787,993
Vatryggingafelag Islands HF	3,210,715	320,506

		25,140,530

Japan - 1.1%

Mitsubishi UFJ Financial Group Inc	524,200	3,256,691
Mizuho Financial Group Inc	1,093,100	1,905,056
Resona Holdings Inc	148,600	834,310
Sumitomo Mitsui Financial Group Inc	65,000	2,615,851
Sumitomo Mitsui Trust Holdings Inc	33,700	1,386,636

		9,998,544

Myanmar - 0.3%

Yoma Strategic Holdings Ltd	14,753,033	2,857,170

Serbia - 0.1%

Komercijalna Banka AD Beograd *	15,615	294,218

South Korea - 0.7%

Hana Financial Group Inc	7,740	310,783
Hyundai Mobis Co Ltd	1,844	379,024
Hyundai Motor Co	3,155	368,279
KB Financial Group Inc	7,171	349,256
KT&G Corp	2,780	260,645
LG Chem Ltd	759	250,048
LG Household & Health Care Ltd	271	311,682
NAVER Corp	1,032	666,114
POSCO	937	248,723
S-Oil Corp	2,200	271,748
Samsung Biologics Co Ltd * ~	740	356,105
Samsung C&T Corp	2,840	331,406
Samsung Electronics Co Ltd	20,850	872,590
Samsung Life Insurance Co Ltd	3,370	295,599
Samsung SDI Co Ltd	1,553	361,680
Samsung SDS Co Ltd	1,655	344,594
SK Hynix Inc	6,102	403,695
SK Telecom Co Ltd	1,430	362,555

		6,744,526

Vietnam - 1.3%

Bank for Foreign Trade of Vietnam JSC	290,200	783,984
Bank for Investment & Development of Vietnam JSC	161,500	243,886
Bao Viet Holdings	54,300	228,069
Binh Minh Plastics JSC	87,660	238,620
Coteccons Construction JSC	45,700	325,141
Danang Rubber JSC	23,400	27,576
Domesco Medical Import Export JSC	112,900	404,606
HA TIEN 1 Cement JSC	75,100	48,272
Hoa Phat Group JSC *	418,236	758,306
Hoa Sen Group	53,515	29,004
KIDO Group Corp	128,100	157,877

	Shares	Value
Kinh Bac City Development Share Holding Corp *	176,800	$96,251
Masan Group Corp *	327,800	1,304,529
PetroVietnam Drilling & Well Services JSC *	90,600	80,528
Petrovietnam Fertilizer & Chemicals JSC	133,000	110,606
PetroVietnam Gas JSC	56,700	281,524
PetroVietnam Nhon Trach 2 Power JSC	303,200	342,485
PetroVietnam Technical Services Corp	217,400	216,468
Pha Lai Thermal Power JSC	75,300	64,924
Refrigeration Electrical Engineering Corp	270,240	427,490
Saigon - Hanoi Commercial Joint Stock Bank *	325,617	127,022
Saigon Securities Inc	229,500	329,423
Saigon Thuong Tin Commercial JSB *	509,900	295,044
Tan Tao Investment & Industry JSC *	370,100	44,614
Viet Capital Securities JSC	158,355	440,681
Vietnam Construction & Import-Export JSC	106,100	87,345
Vietnam Dairy Products JSC	187,560	1,103,223
Vietnam Joint Stock Commercial Bank for Industry & Trade	50,700	59,895
Vietnam Prosperity JSC Bank *	766,381	880,551
Vietnam Technological & Commercial Joint Stock Bank * Ω	282,900	376,490
Vingroup JSC *	535,304	2,250,905

		12,165,339

Total Common Stocks (Cost $67,705,368)		61,956,884

	Principal Amount
CORPORATE BONDS & NOTES - 2.8%

Argentina - 0.3%

Banco Hipotecario SA 36.333% (ARS Deposit + 2.500%) due 01/12/20 § ~	ARS 57,458,000	1,158,817
YPF SA 36.750% (ARS Deposit + 4.000%) due 07/07/20 § ~	$4,418,000	1,562,655

		2,721,472

Bahrain - 0.1%

CBB International Sukuk Co 6.875% due 10/05/25 ~	1,250,000	1,301,288

China - 1.5%

21Vianet Group Inc 7.000% due 08/17/20 ~	1,892,000	1,858,835
CAR Inc 6.125% due 02/04/20 ~	400,000	392,000
China Evergrande Group 8.750% due 06/28/25 ~	1,957,000	1,759,333
CIFI Holdings Group Co Ltd
5.500% due 01/23/22 ~	1,033,000	941,160
6.875% due 04/23/21 ~	947,000	930,428
Country Garden Holdings Co Ltd
4.750% due 01/17/23 ~	1,030,000	945,593
7.250% due 04/04/21 ~	1,860,000	1,874,778
eHi Car Services Ltd 5.875% due 08/14/22 ~	800,000	720,065
KWG Group Holdings Ltd 6.000% due 09/15/22 ~	2,002,000	1,815,926
Logan Property Holdings Co Ltd 5.250% due 02/23/23 ~	800,000	701,238
Times China Holdings Ltd 6.250% due 01/17/21 ~	1,475,000	1,414,366
Zoomlion HK SPV Co Ltd 6.125% due 12/20/22 ~	200,000	191,572

		13,545,294

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Colombia - 0.2%

Frontera Energy Corp 9.700% due 06/25/23 ~	$1,450,000	$1,526,125

Ecuador - 0.1%

EP PetroEcuador 8.016% (USD LIBOR + 5.630%) due 09/24/19 § ~	1,013,158	1,014,678

Honduras - 0.3%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	2,870,000	2,969,015

India - 0.2%

ABJA Investment Co Pte Ltd 5.450% due 01/24/28 ~	2,110,000	1,916,243

Indonesia - 0.0%

P.T. Jasa Marga Persero Tbk 7.500% due 12/11/20 ~	IDR 6,940,000,000	443,089

Mongolia - 0.1%

Trade & Development Bank of Mongolia LLC 9.375% due 05/19/20 ~	$841,000	892,639

Total Corporate Bonds & Notes (Cost $32,067,196)		26,329,843

SENIOR LOAN NOTES - 3.6%

Barbados - 0.3%

Barbados Government 11.782% (USD LIBOR + 10.000%) due 12/20/19 * § Y Ω ±	8,960,000	2,990,848

Ethiopia - 0.5%

Ethiopian Railways Corp 6.281% (LIBOR + 3.750%) due 08/02/21 § Ω ±	4,466,667	4,284,387

Kenya - 0.1%

Republic of Kenya 7.503% (LIBOR + 5.000%) due 04/18/19 §	1,138,000	1,140,845

Tanzania - 2.7%

Tanzania Government 7.530% (LIBOR + 5.200%) due 05/23/23 § Ω ±	3,890,000	3,943,736
United Republic of Tanzania 7.703% (LIBOR + 5.200%) due 06/23/22 § Ω ±	21,000,000	21,339,381

		25,283,117

Total Senior Loan Notes (Cost $39,214,194)		33,699,197

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 1.2%

United States - 1.2%

Fannie Mae 4.000% due 06/25/48	$17,422,635	$4,022,181
Fannie Mae (IO)
4.000% due 08/25/48	24,149,495	5,796,066
4.034% (6.250% - USD LIBOR) due 03/25/33 §	3,119,577	348,745
Freddie Mac (IO)
4.000% due 12/15/47	1,104,793	246,404
4.092% (6.250% - USD LIBOR) due 02/15/33 §	2,774,024	334,497

		10,747,893

Total Mortgage-Backed Securities (Cost $11,141,638)		10,747,893

FOREIGN GOVERNMENT BONDS & NOTES - 56.8%

Albania - 1.3%

Albania Government 5.750% due 11/12/20 ~	EUR 9,812,000	12,443,730

Angola - 0.5%

Angolan Government
8.250% due 05/09/28 ~	$2,660,000	2,757,276
9.375% due 05/08/48 ~	1,450,000	1,537,334

		4,294,610

Argentina - 1.6%

Argentine Republic Government
6.250% due 11/09/47	EUR 10,526,000	9,387,484
6.875% due 01/11/48	$5,571,000	4,317,525
Autonomous City of Buenos Aires Argentina 46.591% (ARS Deposit + 3.250%) due 03/29/24 §	ARS 5,280,000	109,654
Bonos De La Nacion Argentina En Moneda Dua 4.500% due 06/21/19	$976,940	952,394
Provincia de Buenos Aires
41.144% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 6,184,000	146,400
45.780% (ARS Deposit + 3.830%) due 05/31/22 §	5,984,000	128,020

		15,041,477

Bahrain - 2.1%

Bahrain Government
6.125% due 08/01/23 ~	$3,079,000	3,134,191
6.750% due 09/20/29 ~	1,444,000	1,406,961
7.000% due 10/12/28 ~	5,472,000	5,445,735
7.500% due 09/20/47 ~	9,420,000	9,112,531

		19,099,418

Barbados - 0.7%

Barbados Government 6.625% due 12/05/35 y * ~	13,121,000	6,851,786

Dominican Republic - 1.9%

Dominican Republic 8.900% due 02/15/23 ~	DOP 894,950,000	17,822,705

El Salvador - 3.0%

El Salvador Government
5.875% due 01/30/25 ~	$313,000	293,506
6.375% due 01/18/27 ~	2,791,000	2,623,540
7.750% due 01/24/23 ~	5,746,000	6,028,014

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
8.250% due 04/10/32 ~	$5,253,000	$5,367,936
8.625% due 02/28/29 ~	12,961,000	13,738,660

		28,051,656

Iceland - 3.3%

Iceland Rikisbref
5.000% due 11/15/28	ISK 930,916,836	7,848,273
6.500% due 01/24/31	2,336,642,357	22,255,493

		30,103,766

Indonesia - 1.4%

Indonesia Treasury
6.125% due 05/15/28	IDR 158,665,000,000	9,276,709
7.000% due 05/15/27	54,542,000,000	3,394,806

		12,671,515

Macedonia - 6.2%

Macedonia Government
2.750% due 01/18/25 ~	EUR 1,690,000	1,939,689
3.975% due 07/24/21 ~	31,637,000	39,073,094
4.875% due 12/01/20 ~	12,476,000	15,694,061

		56,706,844

New Zealand - 5.0%

New Zealand Government
2.000% due 09/20/25 ^ ~	NZD 3,838,787	2,704,464
2.500% due 09/20/35 ^ ~	36,239,712	27,183,201
3.000% due 09/20/30 ^ ~	20,768,741	16,266,291

		46,153,956

Peru - 3.9%

Peru Government
5.700% due 08/12/24	PEN 47,710,000	15,079,239
6.350% due 08/12/28	9,888,000	3,153,746
8.200% due 08/12/26	48,894,000	17,502,486

		35,735,471

Saudi Arabia - 2.1%

Saudi Government
4.500% due 10/26/46 ~	$855,000	816,003
4.625% due 10/04/47 ~	4,815,000	4,651,988
5.000% due 04/17/49 ~	13,226,000	13,454,149

		18,922,140

Serbia - 15.0%

Serbia Treasury
5.750% due 07/21/23	RSD 5,519,210,000	59,029,603
5.875% due 02/08/28	2,192,720,000	23,345,905
6.000% due 02/22/19	458,030,000	4,571,827
10.000% due 03/20/21	716,450,000	8,143,098
10.000% due 06/05/21	790,410,000	9,101,474
10.000% due 09/11/21	287,290,000	3,336,632
10.000% due 02/05/22	2,573,600,000	30,337,920

		137,866,459

Sri Lanka - 7.0%

Sri Lanka Government
8.000% due 11/15/18	LKR 573,470,000	3,395,743
8.000% due 11/01/19	45,000,000	261,952
8.500% due 05/01/19	130,000,000	765,846
9.000% due 05/01/21	466,000,000	2,680,015
9.250% due 05/01/20	735,100,000	4,303,193
9.450% due 10/15/21	535,000,000	3,085,799
10.000% due 10/01/22	1,133,250,000	6,531,575
10.000% due 03/15/23	533,000,000	3,081,917
10.200% due 07/15/23	310,000,000	1,810,044
10.250% due 03/15/25	1,499,520,000	8,610,859
10.600% due 07/01/19	142,040,000	848,224
10.600% due 09/15/19	699,000,000	4,174,730
10.750% due 03/01/21	1,097,000,000	6,519,006

	Principal Amount	Value
10.750% due 03/15/28	LKR 30,000,000	$176,150
11.000% due 08/01/21	441,980,000	2,648,845
11.000% due 08/01/24	86,000,000	508,363
11.000% due 08/01/25	38,000,000	226,123
11.000% due 06/01/26	331,010,000	1,964,538
11.200% due 07/01/22	200,200,000	1,208,448
11.200% due 09/01/23	11,000,000	66,268
11.400% due 01/01/24	467,000,000	2,833,165
11.500% due 12/15/21	1,034,000,000	6,314,668
11.500% due 05/15/23	30,000,000	182,396
11.500% due 08/01/26	336,000,000	2,017,973
11.500% due 09/01/28	55,000,000	329,279

		64,545,119

Thailand - 1.0%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 324,680,444	9,436,595

Tunisia - 0.4%

Banque Centrale de Tunisie 5.625% due 02/17/24 ~	EUR 3,448,000	3,935,646

Turkey - 0.4%

Turkey Government 6.125% due 10/24/28	$3,965,000	3,584,400

Total Foreign Government Bonds & Notes (Cost $526,378,152)		523,267,293

SHORT-TERM INVESTMENTS - 25.3%

Foreign Government Issues - 8.8%

Argentina Treasury Bill (Argentina) 4.400% due 11/30/18	ARS 60,830,000	1,488,707
Egypt Treasury Bills (Egypt)
17.551% due 10/02/18	EGP 26,475,000	1,477,725
18.699% due 04/23/19	92,725,000	4,657,284
18.750% due 07/23/19	113,700,000	5,469,021
18.940% due 01/29/19	32,125,000	1,693,070
19.100% due 10/16/18	57,225,000	3,178,443
19.250% due 01/15/19	50,050,000	2,656,865
19.292% due 12/18/18	33,900,000	1,828,668
19.381% due 01/08/19	6,400,000	341,414
19.500% due 06/04/19	123,875,000	6,137,985
Letras Banco Central de la Republic of Argentina (Argentina) 37.950% due 10/17/18	ARS 17,482,000	413,340
Nigeria Treasury Bills (Nigeria)
0.014% due 11/29/18	NGN 421,368,000	1,132,779
1.000% due 11/01/18	313,535,000	849,870
10.411% due 10/04/18	207,523,000	568,956
11.026% due 11/15/18	4,360,265,000	11,759,771
11.072% due 10/18/18	379,910,000	1,036,606
12.314% due 11/15/18	497,987,000	1,346,487
12.500% due 11/01/18	707,140,000	1,920,066
12.864% due 01/24/19	290,239,000	764,496
12.927% due 11/08/18	215,539,000	582,787
12.984% due 01/10/19	1,895,309,000	5,018,612
12.988% due 01/03/19	184,885,000	491,641
13.003% due 10/11/18	362,375,000	989,551
13.014% due 01/31/19	288,866,000	760,127
13.023% due 10/25/18	621,214,000	1,688,024
13.045% due 01/17/19	1,303,013,000	3,447,012
13.256% due 12/06/18	443,761,000	1,188,056
13.497% due 10/18/18	362,375,000	993,506
14.200% due 11/08/18	969,191,000	2,620,557
14.230% due 11/22/18	1,410,595,000	3,794,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
14.250% due 10/25/18	NGN 1,209,346,000	$3,286,154
14.897% due 10/18/18	239,839,000	654,414
14.997% due 11/01/18	987,928,000	2,682,477
15.597% due 10/18/18	190,864,000	520,783
15.603% due 10/04/18	334,011,000	915,742
15.854% due 01/17/19	1,235,462,000	3,268,312

		81,624,055

Repurchase Agreement - 12.7%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $116,653,015; collateralized by U.S. Treasury Notes: 2.000% due 02/15/25 and value $118,982,012)	$116,648,932	116,648,932

U.S. Treasury Bills - 3.8%

1.965% due 10/11/18 ‡	11,000,000	10,993,763
2.042% due 11/01/18 ‡	11,000,000	10,980,511
2.153% due 11/29/18 ‡	12,750,000	12,705,831

		34,680,105

Total Short-Term Investments (Cost $234,480,884)		232,953,092

TOTAL INVESTMENTS - 96.4% (Cost $910,987,432)		888,954,202

DERIVATIVES - (0.2%)
(See Notes (e) through (i) in Notes to Schedule of Investments)	(1,926,021)

OTHER ASSETS & LIABILITIES, NET – 3.8%	34,984,841

NET ASSETS - 100.0%	$922,013,022

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $32,934,842 or 3.6% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)

As of September 30, 2018, investments with a total aggregate value of $17,933,236 were fully or partially segregated with broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)	Investments with a total aggregate value of $9,842,634 or 1.1% of the Fund’s net assets were in default as of September 30, 2018.

(d)	The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the period ended September 30, 2018 was $81,675,698 at a weighted average interest rate of 2.070%.

(e)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	09/19	1,931	$561,572,078	$561,506,010	($66,068)
Eurodollar	12/18	1,081	263,522,599	263,061,350	(461,249)

					(527,317)

Short Futures Outstanding
Euribor	09/20	1,931	559,584,098	559,292,047	292,051
Eurodollar	12/19	1,081	262,732,832	261,764,150	968,682
U.S. 5-Year Interest Rate Swap	12/18	25	2,469,727	2,458,594	11,133

					1,271,866

Total Futures Contracts					$744,549

(f)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AED	14,000,000	USD	3,810,353	05/19	SCB	$120	$-
AED	10,092,000	USD	2,746,272	07/19	BNP	116	-
AED	6,000,000	USD	1,632,742	07/19	SCB	69	-
ARS	347,986,000	USD	11,326,820	10/18	BNP	-	(2,998,650)
ARS	14,319,000	USD	345,036	10/18	BNP	338	-
ARS	295,647,081	USD	10,072,282	10/18	CIT	-	(2,913,498)
ARS	925,692,000	USD	22,913,098	10/18	GSC	-	(539,611)
ARS	84,711,000	USD	2,553,844	11/18	BNP	-	(628,510)
AUD	4,120,000	USD	2,976,080	10/18	CIT	2,068	-
AUD	190,317	USD	138,338	10/18	GSC	-	(748)
AUD	26,218,100	USD	19,477,303	10/18	SCB	-	(522,869)
AUD	46,850,084	USD	33,677,166	10/18	SCB	190,843	-
AUD	707,000	USD	519,691	11/18	CSF	-	(8,466)
AUD	6,800,000	USD	4,886,188	12/18	CIT	31,804	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	65,068,000	USD	16,251,155	10/18	SCB	$-	($139,432)
BRL	65,068,000	USD	16,094,710	10/18	SCB	17,013	-
BRL	10,183,000	USD	2,487,298	11/18	SCB	25,685	-
CLP	1,060,020,000	USD	1,662,776	10/18	SCB	-	(50,733)
CNH	58,000,000	USD	8,622,612	10/18	DUB	-	(192,733)
CNH	80,300,000	USD	11,951,876	10/18	GSC	-	(280,854)
CNH	59,000,000	USD	8,784,337	10/18	JPM	-	(209,116)
CNH	58,000,000	USD	8,637,894	10/18	SCB	-	(208,015)
CNH	19,233,000	USD	2,788,402	06/19	DUB	-	(16,366)
CNH	139,475,000	USD	20,380,491	06/19	SCB	-	(278,078)
CNH	58,000,000	USD	8,450,253	07/19	DUB	-	(94,684)
CNH	80,300,000	USD	11,694,799	07/19	GSC	-	(126,658)
CNH	59,000,000	USD	8,594,945	07/19	JPM	-	(95,315)
CNH	58,000,000	USD	8,447,712	07/19	SCB	-	(92,144)
COP	7,962,883,000	USD	2,736,621	10/18	CIT	-	(48,474)
COP	8,950,949,433	USD	2,988,132	10/18	GSC	33,656	-
COP	51,458,457,000	USD	17,322,149	11/18	UBS	30,975	-
COP	47,303,520,000	USD	15,196,697	12/18	CIT	751,649	-
COP	7,200,525,000	USD	2,316,958	12/18	GSC	110,092	-
COP	7,074,905,000	USD	2,308,759	12/18	SCB	75,863	-
COP	9,896,028,000	USD	3,262,149	12/18	UBS	72,516	-
CZK	818,180,000	EUR	31,925,667	10/18	DUB	-	(210,251)
EGP	80,386,000	USD	4,250,978	03/19	DUB	25,373	-
EGP	51,384,000	USD	2,655,504	04/19	DUB	44,147	-
EGP	149,390,000	USD	7,808,384	05/19	CIT	11,621	-
EGP	62,882,000	USD	3,241,340	05/19	DUB	34,599	-
EGP	368,090,000	USD	18,945,164	06/19	DUB	126,251	-
EGP	95,087,000	USD	4,808,329	07/19	DUB	66,109	-
EGP	18,100,000	USD	926,305	08/19	DUB	-	(1,983)
EGP	106,453,000	USD	5,357,072	08/19	DUB	52,651	-
EGP	13,502,000	USD	683,646	08/19	JPM	6,465	-
EGP	275,192,000	USD	13,722,779	09/19	DUB	205,771	-
EUR	1,599,401	HUF	517,250,000	12/18	GSC	-	(70)
EUR	16,045,101	PLN	69,130,500	10/18	DUB	-	(121,642)
EUR	15,639,586	PLN	66,880,500	10/18	DUB	32,346	-
EUR	370,991	PLN	1,614,400	10/18	GSC	-	(6,634)
EUR	2,680,526	RON	13,001,889	01/19	BNP	-	(92,921)
EUR	4,573,084	RON	22,104,000	01/19	CIT	-	(141,925)
EUR	8,418,194	RON	40,718,000	01/19	DUB	-	(266,100)
EUR	2,801,617	RON	13,515,000	01/19	JPM	-	(80,320)
EUR	9,229,531	RON	44,583,091	02/19	BNP	-	(260,068)
EUR	11,854,787	RON	57,312,000	02/19	CIT	-	(350,720)
EUR	8,098,312	RON	39,116,000	02/19	DUB	-	(221,379)
EUR	3,188,887	RON	15,380,000	02/19	JPM	-	(80,248)
EUR	410,976	RON	1,983,000	02/19	SCB	-	(10,805)
EUR	9,409,068	USD	10,992,083	10/18	JPM	-	(51,066)
EUR	882,000	USD	1,032,796	10/18	SCB	-	(8,588)
EUR	34,027,900	USD	39,753,874	11/18	DUB	-	(94,580)
EUR	12,648,600	USD	15,061,345	01/19	DUB	-	(247,445)
EUR	3,711,000	USD	4,336,007	01/19	DUB	10,276	-
EUR	149,995	USD	177,216	01/19	JPM	-	(1,316)
EUR	2,690,000	USD	3,153,675	02/19	GSC	8,290	-
EUR	780,000	USD	925,578	02/19	SCB	-	(10,312)
EUR	389,170	USD	458,345	03/19	SCB	-	(339)
IDR	53,634,890,000	USD	3,541,426	10/18	JPM	56,129	-
IDR	37,657,110,000	USD	2,484,470	10/18	SCB	41,377	-
IDR	57,902,800,000	USD	3,914,467	11/18	DUB	-	(65,381)
IDR	57,975,200,000	USD	3,916,582	11/18	SCB	-	(62,682)
ILS	92,450,000	USD	25,404,982	10/18	GSC	16,037	-
ILS	14,222,000	USD	3,983,530	10/18	JPM	-	(67,664)
ILS	80,540,000	USD	22,339,644	11/18	GSC	-	(126,177)
INR	80,185,000	USD	1,102,502	12/18	SCB	-	(9,574)
INR	359,170,000	USD	4,939,421	12/18	UBS	-	(43,902)
INR	296,965,000	USD	4,072,477	01/19	DUB	-	(38,808)
INR	589,235,000	USD	8,068,778	01/19	GSC	-	(65,212)
INR	384,495,000	USD	5,264,891	01/19	JPM	-	(42,304)
JPY	978,148,637	USD	8,771,060	10/18	SCB	-	(147,796)
JPY	213,660,000	USD	1,930,622	11/18	GSC	-	(44,159)
JPY	3,030,587,363	USD	27,455,727	11/18	SCB	-	(698,536)
KZT	296,560,000	USD	783,410	01/19	DUB	9,086	-
MAD	57,585,000	USD	5,822,548	12/18	BNP	225,651	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
MAD	30,301,000	USD	3,062,873	12/18	SCB	$119,827	$-
MAD	9,236,000	USD	968,642	01/19	BNP	-	(1,587)
MAD	9,920,000	USD	1,033,333	01/19	BNP	5,340	-
NOK	81,510,000	EUR	8,537,761	10/18	CIT	94,924	-
NOK	137,494,000	EUR	14,367,973	10/18	JPM	193,756	-
NOK	174,613,000	EUR	18,233,852	11/18	DUB	257,120	-
NOK	67,264,000	EUR	6,874,405	11/18	JPM	265,548	-
NZD	14,250,000	USD	9,348,228	10/18	SCB	98,720	-
OMR	178,000	USD	461,858	01/19	BNP	-	(172)
OMR	3,620,000	USD	9,332,302	01/19	BNP	57,045	-
OMR	929,000	USD	2,407,983	04/19	BNP	-	(367)
OMR	3,386,000	USD	8,769,295	04/19	BNP	5,936	-
PHP	242,160,000	USD	4,486,106	10/18	JPM	-	(10,778)
PHP	215,050,000	USD	4,027,003	11/18	BNP	-	(57,530)
PHP	264,400,000	USD	4,945,291	11/18	CIT	-	(64,899)
PHP	344,000,000	USD	6,432,588	11/18	UBS	-	(82,909)
PLN	2,250,000	EUR	525,396	10/18	DUB	274	-
PLN	1,614,400	EUR	376,499	10/18	GSC	227	-
QAR	10,240,000	USD	2,805,479	01/19	BNP	12,068	-
RON	14,929,700	EUR	3,164,282	01/19	DUB	6,227	-
RON	11,066,000	EUR	2,309,506	02/19	DUB	39,176	-
RSD	270,611,000	EUR	2,283,288	10/18	CIT	2,907	-
RSD	260,637,000	EUR	2,202,070	10/18	DUB	-	(613)
RSD	870,410,000	EUR	7,236,545	10/18	DUB	133,013	-
THB	468,935,000	USD	14,407,427	10/18	GSC	99,474	-
THB	461,455,000	USD	14,177,147	10/18	SCB	98,982	-
THB	180,000,000	USD	5,415,162	11/18	CIT	157,142	-
THB	8,159,733	USD	245,923	11/18	DUB	6,680	-
THB	128,707,825	USD	3,880,248	11/18	SCB	104,192	-
THB	34,326,000	USD	1,032,827	11/18	UBS	29,812	-
TRY	62,006,455	USD	9,738,395	10/18	SCB	483,640	-
TRY	25,674,870	USD	6,159,998	01/19	DUB	-	(2,216,662)
TRY	25,675,000	USD	6,158,551	01/19	SCB	-	(2,215,196)
TRY	25,674,870	USD	5,571,803	02/20	DUB	-	(2,442,941)
TRY	109,879,813	USD	23,895,484	02/20	GSC	-	(10,487,688)
TRY	32,619,787	USD	7,030,030	02/20	JPM	-	(3,039,065)
TRY	80,065,130	USD	17,398,959	02/20	SCB	-	(7,650,839)
TWD	124,000,000	USD	4,162,471	10/18	BNP	-	(84,250)
TWD	229,905,000	USD	7,760,010	10/18	CIT	-	(204,252)
TWD	115,700,000	USD	3,904,826	10/18	DUB	-	(102,736)
TWD	305,205,000	USD	10,306,261	10/18	GSC	-	(268,470)
TWD	82,000,000	USD	2,754,451	10/18	JPM	-	(55,936)
TWD	340,195,000	USD	11,461,541	10/18	SCB	-	(272,665)
TWD	161,000,000	USD	5,540,262	04/19	CIT	-	(159,612)
TWD	160,369,000	USD	5,519,498	04/19	DUB	-	(159,936)
TWD	139,070,000	USD	4,803,800	04/19	GSC	-	(158,399)
UGX	554,687,000	USD	140,676	10/18	SCB	4,424	-
UGX	2,504,423,000	USD	656,639	11/18	SCB	-	(7,203)
UGX	1,447,881,000	USD	369,546	01/19	CIT	1,868	-
UGX	1,429,620,000	USD	351,690	01/19	SCB	15,558	-
UGX	907,970,000	USD	221,727	02/19	CIT	9,880	-
UGX	3,845,247,000	USD	984,274	02/19	SCB	-	(4,994)
USD	3,787,162	AED	14,000,000	05/19	SCB	-	(23,311)
USD	2,726,094	AED	10,092,000	07/19	BNP	-	(20,294)
USD	2,909,994	AED	10,776,000	07/19	SCB	-	(22,534)
USD	56,272,143	AED	207,560,000	02/20	BNP	-	(166,065)
USD	345,870	ARS	14,319,000	10/18	BNP	-	(448)
USD	15,308,232	ARS	614,106,924	10/18	BNP	483,199	-
USD	527,941	ARS	20,800,859	10/18	BOA	26,224	-
USD	5,491,470	ARS	225,136,000	10/18	CIT	38,916	-
USD	2,232,359	ARS	89,526,702	10/18	DUB	78,537	-
USD	23,131,353	ARS	918,871,545	10/18	GSC	993,970	-
USD	2,116,237	BHD	812,000	12/18	SCB	-	(34,920)
USD	8,494,685	BHD	3,242,600	06/19	BNP	-	(82,103)
USD	7,856,518	BHD	2,997,400	06/19	SCB	-	(71,627)
USD	5,950,521	BHD	2,285,000	09/19	BOA	-	(86,684)
USD	4,169,483	BHD	1,604,000	09/19	SCB	-	(68,122)
USD	4,423,026	BHD	1,703,000	10/19	BOA	-	(73,333)
USD	15,255,359	BHD	5,862,000	10/19	SCB	-	(228,492)
USD	3,816,199	BHD	1,470,000	11/19	BOA	-	(64,082)
USD	2,028,609	BHD	780,000	02/20	BNP	-	(25,008)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	7,157,421	BHD	2,761,000	03/20	BNP	$-	($108,208)
USD	15,506,041	BRL	65,068,000	10/18	SCB	-	(605,682)
USD	16,251,155	BRL	65,068,000	10/18	SCB	139,432	-
USD	2,512,460	BRL	10,183,000	11/18	CIT	-	(524)
USD	1,640,695	CLP	1,060,020,000	10/18	BNP	28,651	-
USD	8,499,414	CNH	58,000,000	10/18	DUB	69,535	-
USD	11,763,844	CNH	80,300,000	10/18	GSC	92,823	-
USD	8,645,322	CNH	59,000,000	10/18	JPM	70,101	-
USD	8,497,591	CNH	58,000,000	10/18	SCB	67,712	-
USD	2,546,313	CNH	17,635,000	06/19	CIT	4,596	-
USD	4,296,616	CNH	29,840,000	06/19	DUB	-	(4,197)
USD	5,569,773	CNH	37,000,000	06/19	DUB	236,994	-
USD	4,868,456	CNH	33,823,600	06/19	SCB	-	(6,511)
USD	29,158,848	CNH	198,181,400	06/19	SCB	595,133	-
USD	8,564,678	CNH	58,000,000	07/19	DUB	209,109	-
USD	11,871,518	CNH	80,300,000	07/19	GSC	303,377	-
USD	8,725,229	CNH	59,000,000	07/19	JPM	225,599	-
USD	8,578,232	CNH	58,000,000	07/19	SCB	222,663	-
USD	9,753,947	CNH	67,589,000	08/19	CIT	25,929	-
USD	10,063,674	CNH	69,700,000	08/19	SCB	31,822	-
USD	22,645,326	EUR	18,757,000	10/18	JPM	828,380	-
USD	104,508,175	EUR	87,178,570	10/18	SCB	3,203,521	-
USD	15,239,108	EUR	12,826,680	11/18	DUB	297,100	-
USD	68,239,886	EUR	56,731,537	11/18	SCB	2,144,159	-
USD	12,467,418	EUR	10,527,424	12/18	DUB	163,144	-
USD	27,557,956	EUR	23,142,000	12/18	GSC	529,846	-
USD	1,069,114	EUR	893,441	12/18	SCB	26,408	-
USD	14,621,055	EUR	12,550,585	01/19	DUB	-	(78,051)
USD	16,744,794	EUR	14,172,727	01/19	JPM	124,326	-
USD	10,114,955	EUR	8,725,893	01/19	SCB	-	(119,746)
USD	3,833,070	EUR	3,232,830	01/19	SCB	44,525	-
USD	10,369,825	EUR	8,855,000	02/19	DUB	-	(32,490)
USD	43,186,508	EUR	36,836,927	02/19	GSC	-	(113,521)
USD	32,324,139	EUR	27,460,593	02/19	JPM	25,945	-
USD	19,491,045	EUR	16,488,212	02/19	SCB	143,481	-
USD	5,255,954	EUR	4,503,122	02/19	UBS	-	(30,835)
USD	13,497,866	EUR	11,288,342	03/19	SCB	212,847	-
USD	820,128	GHS	4,368,000	05/19	JPM	-	(10,206)
USD	2,507,999	GHS	13,993,000	06/19	JPM	-	(138,566)
USD	1,335,986	GHS	7,370,000	06/19	SCB	-	(58,257)
USD	1,117,377	GHS	6,302,000	07/19	JPM	-	(64,494)
USD	854,060	IDR	12,937,300,000	11/18	DUB	-	(5,947)
USD	2,669,614	IDR	40,484,700,000	11/18	GSC	-	(21,605)
USD	1,568,098	ILS	5,620,000	10/18	GSC	22,764	-
USD	5,983,317	INR	439,355,000	12/18	CIT	-	(5,130)
USD	9,297,692	INR	684,775,000	01/19	BOA	-	(3,592)
USD	6,688,874	INR	492,970,000	01/19	JPM	-	(7,127)
USD	1,261,194	INR	92,950,000	01/19	SCB	-	(1,344)
USD	6,769,475	JPY	744,395,160	10/18	SCB	206,959	-
USD	3,251,940	JPY	359,889,000	11/18	GSC	74,382	-
USD	7,597,403	KRW	8,513,650,000	11/18	CIT	-	(84,350)
USD	10,334,091	KRW	11,542,250,000	12/18	GSC	-	(85,861)
USD	7,878,679	KRW	8,741,000,000	01/19	DUB	-	(19,245)
USD	10,682,249	KRW	11,837,000,000	01/19	GSC	-	(13,063)
USD	11,893,580	KRW	13,241,095,174	01/19	JPM	-	(72,061)
USD	506,112	KZT	170,180,000	10/18	CIT	40,643	-
USD	368,993	KZT	126,380,000	01/19	DUB	31,268	-
USD	637,677	LKR	107,989,955	10/18	CIT	-	(1,033)
USD	2,099,377	MAD	19,541,000	12/18	BNP	46,970	-
USD	2,381,643	MYR	9,860,000	10/18	GSC	-	(1,036)
USD	3,520,097	MYR	14,450,000	11/18	GSC	31,447	-
USD	3,588,307	MYR	14,730,000	11/18	UBS	32,057	-
USD	2,958,064	NZD	4,459,000	10/18	CIT	2,378	-
USD	40,624,420	NZD	61,664,390	10/18	SCB	-	(253,291)
USD	45,090,615	NZD	66,362,908	10/18	SCB	1,096,873	-
USD	23,548,814	NZD	35,783,848	12/18	BNP	-	(181,452)
USD	18,370,012	OMR	7,596,000	01/19	BNP	-	(1,331,940)
USD	15,544,304	OMR	6,140,000	04/19	BNP	-	(368,253)
USD	7,784,191	OMR	3,102,000	05/19	BNP	-	(249,712)
USD	3,992,320	OMR	1,601,000	05/19	SCB	-	(151,674)
USD	11,279,478	OMR	4,496,000	06/19	SCB	-	(355,752)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	53,354,577	OMR	21,678,000	08/19	BNP	$-	($2,629,582)
USD	2,636,865	PHP	143,340,000	10/18	BNP	-	(15,615)
USD	1,637,666	PHP	88,565,000	10/18	DUB	908	-
USD	1,891,512	PHP	101,839,000	10/18	GSC	9,438	-
USD	3,079,789	PHP	166,170,000	11/18	BOA	12,562	-
USD	1,536,988	PHP	83,835,000	11/18	DUB	-	(10,470)
USD	951,834	PHP	51,756,000	11/18	JPM	-	(3,497)
USD	3,622,544	PHP	195,400,000	11/18	JPM	15,778	-
USD	4,332,349	PHP	234,705,000	11/18	MSC	77	-
USD	2,394,038	QAR	8,834,000	12/18	BNP	-	(36,070)
USD	8,112,871	QAR	30,166,000	12/18	SCB	-	(184,297)
USD	7,652,761	QAR	28,173,000	01/19	BNP	-	(99,060)
USD	2,883,165	QAR	10,650,410	01/19	SCB	-	(47,307)
USD	3,674,050	RUB	243,347,000	10/18	GSC	-	(30,057)
USD	4,240,934	SGD	5,799,265	10/18	DUB	-	(1,600)
USD	5,678,233	THB	180,000,000	11/18	CIT	105,929	-
USD	256,959	THB	8,159,733	11/18	DUB	4,356	-
USD	4,049,581	THB	128,707,825	11/18	SCB	65,141	-
USD	9,974,496	TRY	62,006,455	10/18	SCB	-	(247,539)
USD	6,157,043	TRY	25,674,870	01/19	DUB	2,213,708	-
USD	6,164,466	TRY	25,675,000	01/19	SCB	2,221,111	-
USD	5,088,383	TRY	25,821,000	02/20	DUB	1,941,713	-
USD	21,869,260	TRY	110,362,813	02/20	GSC	8,402,370	-
USD	6,477,576	TRY	32,715,000	02/20	JPM	2,474,962	-
USD	15,853,478	TRY	80,564,900	02/20	SCB	6,044,533	-
USD	5,697,573	TWD	164,600,000	10/18	CIT	287,352	-
USD	1,600,552	TWD	46,400,000	10/18	DUB	75,313	-
USD	19,271,468	TWD	557,765,000	10/18	GSC	924,366	-
USD	14,926,598	TWD	428,240,000	10/18	SCB	847,907	-
USD	5,046,433	TWD	146,069,000	04/19	BOA	164,780	-
USD	4,933,310	TWD	139,070,000	04/19	JPM	287,909	-
USD	6,055,268	TWD	175,300,000	04/19	SCB	196,710	-
USD	4,615,984	UYU	151,762,024	10/18	CIT	63,638	-
USD	5,187,198	UYU	173,823,000	10/18	JPM	-	(3,423)
USD	483,418	UYU	16,026,000	10/18	JPM	4,476	-
USD	5,899,008	UYU	200,209,293	11/18	CIT	-	(40,489)
USD	389,547	UYU	11,600,707	11/18	JPM	44,062	-
USD	1,291,262	UYU	43,890,000	12/18	CIT	-	(2,150)
USD	2,871,454	UYU	96,857,000	12/18	JPM	17,136	-
USD	3,066,679	UYU	105,870,000	02/19	CIT	-	(12,638)
USD	4,730,723	ZAR	69,618,900	10/18	GSC	-	(185,718)
USD	4,549,006	ZAR	68,352,000	12/18	GSC	-	(234,307)
USD	4,463,376	ZAR	69,709,000	12/18	SCB	-	(423,355)
UYU	158,706,000	USD	5,168,031	10/18	CIT	-	(409,174)
UYU	173,823,000	USD	5,991,830	10/18	JPM	-	(801,210)
UYU	279,220,000	USD	9,085,742	11/18	CIT	-	(797,954)
UYU	140,747,000	USD	4,358,842	12/18	CIT	-	(211,112)
UYU	139,456,000	USD	4,730,529	01/19	CIT	-	(652,749)
UYU	105,870,000	USD	3,365,226	02/19	CIT	-	(285,909)
ZAR	8,065,000	USD	565,961	10/18	GSC	3,584	-

Total Forward Foreign Currency Contracts						$44,322,310	($55,782,621)

(g)	Purchased options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 7.45	11/09/18	CIT	$44,200,000	$168,844	$4,420
Call - MXN versus USD	MXN 21.32	05/06/19	CIT	26,550,000	1,003,168	374,355
Call - MXN versus USD	21.32	05/06/19	GSC	8,550,000	308,912	120,555
Call - MXN versus USD	21.32	05/07/19	GSC	19,790,000	778,242	282,997
Call - CNH versus USD	CNH 6.93	06/26/19	BOA	27,000,000	207,576	499,500
Call - CNH versus USD	6.93	06/26/19	GSC	11,700,000	87,563	216,450
Call - CNH versus USD	6.95	06/26/19	GSC	15,300,000	156,672	264,690
Call - EUR versus USD	$0.87	02/24/22	GSC	38,670,000	773,013	158,547
Call - EUR versus USD	0.88	02/28/22	BNP	38,644,000	730,372	177,762
Call - EUR versus USD	0.88	05/16/22	CIT	12,250,000	95,611	56,350

					4,309,973	2,155,626

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - EUR versus SEK	SEK 9.70	01/16/19	DUB	EUR 13,083,000	$38,279	$13,671
Put - EUR versus SEK	9.67	01/18/19	CIT	9,879,000	28,437	9,176
Put - EUR versus SEK	9.68	01/18/19	BNP	9,633,000	25,037	8,948
Put - EUR versus SEK	9.58	04/12/19	CIT	13,540,000	58,156	26,725
Put - EUR versus SEK	9.96	04/12/19	CIT	18,050,000	215,167	134,125
Put - EUR versus SEK	9.96	04/15/19	BNP	14,900,000	183,880	112,448
Put - EUR versus SEK	9.56	04/23/19	DUB	20,980,000	87,263	41,410
Put - EUR versus USD	$1.14	05/27/19	GSC	30,276,000	429,448	3,515
Put - EUR versus USD	1.13	05/29/19	BNP	35,322,000	576,407	356,792

					1,642,074	706,810

Total Foreign Currency Options					$5,952,047	$2,862,436

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.000%	06/29/28	BOA	$25,400,000	$1,448,943	$1,203,706
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.010%	07/03/28	MSC	10,267,000	584,192	489,633
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.980%	07/05/28	MSC	10,268,000	587,330	481,056
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.991%	07/05/28	GSC	9,487,000	544,791	447,312

							3,165,256	2,621,707

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	1.910%	05/15/19	GSC	EUR 28,410,000	622,450	164,201
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.000%	06/29/28	BOA	$25,400,000	1,448,943	1,550,670
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.010%	07/03/28	MSC	10,267,000	584,192	623,310
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.980%	07/05/28	MSC	10,268,000	587,330	634,049
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.991%	07/05/28	GSC	9,487,000	544,791	582,407

							3,787,706	3,554,637

Total Interest Rate Swaptions							$6,952,962	$6,176,344

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100	GBP 6,275.00	02/15/22	GSC	774	GBP 4,856,850	$1,094,804	$1,055,160
Call - Euro STOXX 50	EUR 3,560.00	06/16/23	GSC	2,737	EUR 9,743,720	947,601	629,675

						$2,042,405	$1,684,835

Total Purchased Options						$14,947,414	$10,723,615

(h)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 7.45	11/09/18	DUB	$44,200,000	$63,648	($4,420)

Total Written Options					$63,648	($4,420)

(i)	Swap agreements outstanding as of September 30, 2018 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bulgaria Government	Q	1.000%	12/20/18	BNP	0.141%	$3,000,000	($6,827)	$32,623	($39,450)
Lebanon Government	Q	5.000%	12/20/18	GSC	10.029%	7,382,000	72,543	(413,485)	486,028
Poland Government	Q	1.000%	09/20/19	BOA	0.194%	5,360,000	(43,735)	(91,861)	48,126
Croatia Government	Q	1.000%	03/20/20	BNP	0.268%	4,255,000	(46,734)	327,874	(374,608)
Croatia Government	Q	1.000%	06/20/20	CIT	0.302%	282,000	(3,432)	21,105	(24,537)
Qatar Government	Q	1.000%	12/20/20	GSC	0.243%	22,380,000	(375,660)	338,571	(714,231)
Qatar Government	Q	1.000%	06/20/21	CIT	0.306%	7,993,760	(148,936)	48,981	(197,917)
Qatar Government	Q	1.000%	06/20/21	GSC	0.306%	8,006,000	(149,164)	44,716	(193,880)
Oman Government	Q	1.000%	06/20/22	BOA	1.548%	7,260,000	135,653	354,529	(218,876)
Oman Government	Q	1.000%	12/20/22	BOA	1.689%	5,808,000	153,498	327,685	(174,187)
Qatar Government	Q	1.000%	12/20/22	GSC	0.517%	4,650,000	(90,803)	(41,238)	(49,565)
South Africa Government	Q	1.000%	12/20/22	JPM	1.759%	6,750,000	195,508	631,672	(436,164)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	03/20/23	BNP	1.834%	$50,000,000	$1,674,989	$4,657,747	($2,982,758)
Qatar Government	Q	1.000%	12/20/23	GSC	0.684%	18,011,000	(279,855)	36,676	(316,531)
Qatar Government	Q	1.000%	09/20/24	GSC	0.803%	2,390,000	(26,238)	(2,072)	(24,166)
South Africa Government	Q	1.000%	12/20/25	BNP	2.421%	9,770,000	830,234	1,812,249	(982,015)
France Government	Q	0.250%	12/20/28	CIT	0.483%	18,224,000	365,639	381,467	(15,828)
France Government	Q	0.250%	12/20/28	GSC	0.483%	34,165,000	685,473	701,632	(16,159)
Colombia Government	Q	1.000%	12/20/28	GSC	1.849%	8,653,000	594,265	623,785	(29,520)

							3,536,418	9,792,656	(6,256,238)

				Exchange
South Africa Government	Q	1.000%	06/20/21	ICE	1.442%	17,160,000	171,522	1,701,512	(1,529,990)
Qatar Government	Q	1.000%	12/20/22	ICE	0.517%	18,311,496	(357,577)	197	(357,774)
Russian Government	Q	1.000%	06/20/23	ICE	1.344%	7,387,000	32,042	87,509	(55,467)
Colombia Government	Q	1.000%	12/20/23	ICE	1.105%	26,980,000	124,498	233,841	(109,343)
Malaysia Government	Q	1.000%	12/20/23	ICE	0.938%	97,560,000	(315,865)	461,883	(777,748)
Mexico Government	Q	1.000%	12/20/23	ICE	1.129%	47,552,000	274,872	463,440	(188,568)
Russian Government	Q	1.000%	12/20/23	ICE	1.445%	40,963,800	836,437	1,029,146	(192,709)
France Government	Q	0.250%	12/20/24	ICE	0.307%	5,841,000	18,339	7,198	11,141
South Africa Government	Q	1.000%	06/20/27	ICE	2.624%	2,200,000	239,066	302,627	(63,561)
Qatar Government	Q	1.000%	12/20/27	ICE	1.098%	537,000	2,550	24,184	(21,634)
Qatar Government	Q	1.000%	12/20/27	ICE	1.125%	2,377,704	15,847	101,797	(85,950)

							1,041,731	4,413,334	(3,371,603)

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$4,578,149	$14,205,990	($9,627,841)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/20	BNP	3.091%	$4,153,000	($141,904)	($209,755)	$67,851
Turkey Government	Q	1.000%	06/20/20	GSC	3.091%	5,310,000	(181,437)	(224,746)	43,309
Turkey Government	Q	1.000%	06/20/23	BNP	3.638%	10,543,000	(1,115,059)	(463,893)	(651,166)
Argentina Government	Q	5.000%	12/20/23	GSC	5.843%	32,098,390	(1,051,728)	(1,370,416)	318,688
Turkey Government	Q	1.000%	12/20/26	BNP	4.009%	12,262,373	(2,238,130)	(2,083,676)	(154,454)
Turkey Government	Q	1.000%	12/20/26	GSC	4.009%	5,109,322	(932,554)	(873,389)	(59,165)
Turkey Government	Q	1.000%	12/20/27	GSC	4.042%	19,889,000	(3,955,512)	(2,941,270)	(1,014,242)

							($9,616,324)	($8,167,145)	($1,449,179)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 30	Q	1.000%	12/20/23	ICE	$23,797,000	$1,007,579	$1,120,277	($112,698)

Total Credit Default Swaps						($4,030,596)	$7,159,122	($11,189,718)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.203%	3-Month KRW-KWCDC	S/Q	DUB	06/20/23	KRW 8,264,500,000	$68,227	$-	$68,227
2.213%	3-Month KRW-KWCDC	S/Q	GSC	06/20/23	6,567,500,000	57,238	-	57,238
2.215%	3-Month KRW-KWCDC	A/Q	CIT	06/20/23	8,513,000,000	74,940	-	74,940
2.215%	3-Month KRW-KWCDC	Z/Q	JPM	06/20/23	6,689,000,000	58,883	-	58,883
3.920%	3-Month MYR-KLIBOR	S/Q	JPM	07/19/23	MYR 25,000,000	2,330	-	2,330
3.930%	3-Month MYR-KLIBOR	S/Q	SCB	07/19/23	24,000,000	4,890	-	4,890
3.880%	3-Month MYR-KLIBOR	S/Q	CIT	07/23/23	43,700,000	(16,035)	-	(16,035)
3.880%	3-Month MYR-KLIBOR	S/Q	SCB	07/23/23	10,300,000	(3,779)	-	(3,779)
3.880%	3-Month MYR-KLIBOR	Q/Q	CIT	08/01/23	9,700,000	(3,877)	-	(3,877)
3.880%	3-Month MYR-KLIBOR	Q/Q	JPM	08/01/23	20,000,000	(7,994)	-	(7,994)
3.885%	3-Month MYR-KLIBOR	Q/Q	JPM	08/14/23	20,500,000	(8,192)	-	(8,192)
3.858%	3-Month MYR-KLIBOR	Q/Q	JPM	09/04/23	25,600,000	(19,173)	-	(19,173)
3.875%	3-Month MYR-KLIBOR	Q/Q	SCB	09/04/23	10,400,000	(5,752)	-	(5,752)
3.878%	3-Month MYR-KLIBOR	Q/Q	SCB	09/04/23	9,900,000	(5,198)	-	(5,198)
3.885%	3-Month MYR-KLIBOR	Q/Q	JPM	09/05/23	20,500,000	(9,110)	-	(9,110)
2.135%	3-Month KRW-KWCDC	Q/Q	DUB	09/19/23	KRW 7,214,000,000	33,623	-	33,623
2.270%	3-Month KRW-KWCDC	S/Q	DUB	06/20/28	5,029,600,000	66,539	-	66,539
2.273%	3-Month KRW-KWCDC	S/Q	GSC	06/20/28	3,592,600,000	48,287	-	48,287
2.275%	3-Month KRW-KWCDC	A/Q	SCB	06/20/28	2,088,000,000	28,505	-	28,505
2.278%	3-Month KRW-KWCDC	A/Q	DUB	06/20/28	5,108,000,000	70,813	-	70,813
2.278%	3-Month KRW-KWCDC	S/Q	JPM	06/20/28	5,108,000,000	70,813	-	70,813
2.280%	3-Month KRW-KWCDC	S/Q	GSC	06/20/28	3,648,500,000	51,351	-	51,351
2.285%	3-Month KRW-KWCDC	S/Q	BOA	06/20/28	4,115,065,000	59,656	-	59,656

						616,985	-	616,985

			Exchange
7.700%	28-Day MXN-TIIE	Z/L	CME	12/12/19	MXN 881,000,000	(212,090)	-	(212,090)
7.715%	28-Day MXN-TIIE	S/L	CME	12/13/19	866,400,000	(199,753)	-	(199,753)
7.915%	28-Day MXN-TIIE	A/L	CME	12/16/19	1,032,870,000	(105,442)	-	(105,442)
1.750%	3-Month USD-LIBOR	Q/Q	LCH	07/31/20	$4,127,000	(95,066)	-	(95,066)
1.739%	3-Month USD-LIBOR	Q/Q	LCH	08/12/20	10,407,000	(241,549)	-	(241,549)
1.621%	3-Month USD-LIBOR	Q/Q	LCH	08/14/20	11,070,000	(282,240)	-	(282,240)
8.080%	28-Day MXN-TIIE	L/L	CME	08/31/20	MXN 703,420,000	80,265	-	80,265
1.545%	3-Month USD-LIBOR	Q/Q	LCH	09/23/20	$780,000	(21,708)	-	(21,708)
1.424%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	5,660,000	(168,341)	-	(168,341)
1.426%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	5,660,000	(167,997)	-	(167,997)
1.540%	3-Month USD-LIBOR	Q/Q	LCH	11/05/20	5,835,000	(158,307)	-	(158,307)
1.555%	3-Month USD-LIBOR	S/Q	LCH	11/09/20	5,647,000	(151,504)	-	(151,504)
1.668%	3-Month USD-LIBOR	S/Q	LCH	11/12/20	7,717,000	(186,070)	-	(186,070)
1.114%	3-Month USD-LIBOR	S/Q	LCH	02/23/21	3,447,000	(156,500)	-	(156,500)
1.170%	3-Month USD-LIBOR	Q/Q	LCH	02/25/21	3,343,000	(147,356)	-	(147,356)
2.410%	6-Month PLN-WIBOR	A/S	LCH	12/13/21	PLN 11,352,000	62,352	-	62,352
2.460%	6-Month PLN-WIBOR	S/S	LCH	01/12/22	24,187,000	138,767	-	138,767
2.435%	6-Month PLN-WIBOR	A/S	LCH	01/13/22	25,016,000	137,810	-	137,810
2.025%	6-Month CZK-PRIBOR	S/S	LCH	07/27/22	CZK 696,380,000	(304,333)	-	(304,333)
2.056%	6-Month CZK-PRIBOR	S/S	LCH	07/30/22	620,060,000	(239,689)	-	(239,689)
2.068%	6-Month CZK-PRIBOR	S/S	LCH	07/31/22	619,540,000	(227,321)	-	(227,321)
2.105%	6-Month CZK-PRIBOR	A/S	LCH	08/03/22	167,280,000	(51,736)	-	(51,736)
2.080%	6-Month CZK-PRIBOR	A/S	LCH	08/06/22	204,920,000	(74,109)	-	(74,109)
2.060%	6-Month CZK-PRIBOR	A/S	LCH	08/16/22	155,304,000	(70,848)	-	(70,848)
2.105%	6-Month CZK-PRIBOR	A/S	LCH	08/17/22	574,120,000	(217,466)	-	(217,466)
2.100%	6-Month CZK-PRIBOR	A/S	LCH	08/18/22	300,590,000	(117,879)	-	(117,879)
2.115%	6-Month CZK-PRIBOR	A/S	LCH	08/21/22	305,598,000	(112,366)	-	(112,366)
2.128%	6-Month CZK-PRIBOR	A/S	LCH	08/21/22	100,196,000	(34,668)	-	(34,668)
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/23/22	73,024,000	(20,472)	-	(20,472)
2.200%	6-Month CZK-PRIBOR	A/S	LCH	08/23/22	382,468,000	(85,670)	-	(85,670)
2.489%	3-Month CAD-CDOR	S/Q	LCH	02/05/23	CAD 39,280,000	(215,872)	-	(215,872)
2.506%	3-Month CAD-CDOR	S/Q	LCH	02/05/23	19,650,000	(95,134)	-	(95,134)
2.733%	6-Month PLN-WIBOR	S/S	LCH	02/06/23	PLN 23,304,000	177,089	-	177,089
2.688%	6-Month PLN-WIBOR	S/S	LCH	02/07/23	23,082,000	161,653	-	161,653
2.625%	6-Month PLN-WIBOR	S/S	LCH	02/09/23	28,364,000	175,333	-	175,333
0.471%	6-Month EUR-LIBOR	Z/S	LCH	02/27/23	EUR 50,960,000	629,113	-	629,113
2.424%	3-Month CAD-CDOR	S/Q	LCH	03/06/23	CAD 3,000,000	(24,513)	-	(24,513)
2.385%	3-Month CAD-CDOR	S/Q	LCH	03/14/23	10,615,000	(102,092)	-	(102,092)
2.397%	3-Month CAD-CDOR	S/Q	LCH	03/14/23	13,799,000	(126,346)	-	(126,346)
2.507%	6-Month PLN-WIBOR	A/S	LCH	06/15/23	PLN 8,803,000	9,120	-	9,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.525%	6-Month PLN-WIBOR	S/S	LCH	06/18/23	PLN 3,567,000	$4,409	$-	$4,409
2.145%	6-Month CZK-PRIBOR	A/S	LCH	08/06/23	CZK 219,600,000	(91,999)	-	(91,999)
2.200%	6-Month CZK-PRIBOR	A/S	LCH	08/07/23	437,969,000	(150,456)	-	(150,456)
2.175%	6-Month CZK-PRIBOR	A/S	LCH	08/08/23	22,410,000	(8,875)	-	(8,875)
2.180%	6-Month CZK-PRIBOR	A/S	LCH	08/08/23	180,250,000	(69,942)	-	(69,942)
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/10/23	112,050,000	(46,704)	-	(46,704)
2.160%	6-Month CZK-PRIBOR	A/S	LCH	08/13/23	91,450,000	(39,889)	-	(39,889)
2.167%	6-Month CZK-PRIBOR	A/S	LCH	08/13/23	105,420,000	(44,515)	-	(44,515)
4.053%	3-Month NZD Bank Bills	Q/Q	LCH	06/16/25	NZD 7,820,000	524,035	-	524,035
3.805%	3-Month NZD Bank Bills	S/Q	LCH	07/20/25	8,124,000	424,209	-	424,209
2.226%	6-Month PLN-WIBOR	Q/S	LCH	07/28/26	PLN 17,620,000	(193,858)	-	(193,858)
2.220%	6-Month PLN-WIBOR	Q/S	LCH	08/01/26	12,713,000	(142,111)	-	(142,111)
2.280%	6-Month PLN-WIBOR	A/S	LCH	09/21/26	4,602,000	(48,908)	-	(48,908)
2.300%	6-Month PLN-WIBOR	S/S	LCH	09/21/26	17,028,000	(174,351)	-	(174,351)
2.490%	6-Month PLN-WIBOR	S/S	LCH	10/13/26	4,867,000	(12,096)	-	(12,096)
2.460%	6-Month PLN-WIBOR	A/S	LCH	10/19/26	7,421,000	(23,823)	-	(23,823)
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/19/26	4,947,000	(14,788)	-	(14,788)
2.430%	6-Month PLN-WIBOR	A/S	LCH	10/20/26	5,430,000	(20,499)	-	(20,499)
2.443%	6-Month PLN-WIBOR	S/S	LCH	10/20/26	7,421,000	(25,886)	-	(25,886)
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/28/26	5,048,000	(15,187)	-	(15,187)
2.500%	6-Month PLN-WIBOR	S/S	LCH	10/31/26	7,573,000	(17,785)	-	(17,785)
2.560%	6-Month PLN-WIBOR	A/S	LCH	11/02/26	5,048,000	(5,936)	-	(5,936)
2.514%	6-Month PLN-WIBOR	S/S	LCH	11/04/26	27,767,000	(63,156)	-	(63,156)
2.540%	6-Month PLN-WIBOR	A/S	LCH	11/07/26	5,048,000	(8,533)	-	(8,533)
2.500%	6-Month PLN-WIBOR	A/S	LCH	11/08/26	5,049,000	(13,015)	-	(13,015)
2.516%	6-Month PLN-WIBOR	S/S	LCH	11/10/26	13,952,000	(31,362)	-	(31,362)
3.000%	6-Month PLN-WIBOR	S/S	LCH	02/08/27	17,586,000	128,199	-	128,199
2.225%	3-Month USD-LIBOR	S/Q	LCH	05/16/27	$5,900,000	(360,981)	(343)	(360,638)
3.120%	6-Month PLN-WIBOR	S/S	LCH	02/07/28	PLN 6,161,000	53,165	-	53,165
3.140%	6-Month PLN-WIBOR	S/S	LCH	02/07/28	4,090,000	37,254	17,000	20,254
3.170%	6-Month PLN-WIBOR	S/S	LCH	02/07/28	12,460,000	122,657	-	122,657
3.100%	6-Month PLN-WIBOR	S/S	LCH	02/08/28	6,162,000	50,125	-	50,125
3.080%	6-Month PLN-WIBOR	S/S	LCH	02/09/28	11,867,000	90,630	-	90,630
2.280%	3-Month KRW-KWCDC	S/Q	CME	06/20/28	KRW 3,385,935,000	47,033	-	47,033
2.405%	US CPI Urban Consumers	Z/Z	LCH	02/06/33	$1,333,200	861	-	861
1.772%	Eurostat Eurozone HICP	A/Z	LCH	08/15/42	EUR 4,672,000	(152,453)	-	(152,453)
1.775%	Eurostat Eurozone HICP	A/Z	LCH	08/15/42	4,684,000	(152,878)	-	(152,878)
1.793%	Eurostat Eurozone HICP	S/Z	LCH	08/15/42	4,573,000	(124,156)	-	(124,156)
1.847%	Eurostat Eurozone HICP	Z/Z	LCH	10/15/42	4,601,000	(57,049)	-	(57,049)
1.895%	Eurostat Eurozone HICP	A/Z	LCH	08/04/47	1,231,000	(21,696)	-	(21,696)
1.885%	Eurostat Eurozone HICP	A/Z	LCH	08/07/47	33,000	(711)	-	(711)

						(3,493,956)	16,657	(3,510,613)

Total Interest Rate Swaps-Long						($2,876,971)	$16,657	($2,893,628)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.160%	3-Month SAR-SAIBOR	Q/Q	GSC	08/03/20	SAR 39,120,000	$226,802	$-	$226,802
2.350%	3-Month SAR-SAIBOR	Q/Q	GSC	08/12/20	38,879,000	188,914	-	188,914
2.400%	3-Month SAR-SAIBOR	Q/Q	GSC	08/17/20	40,793,000	188,746	-	188,746
3.410%	3-Month SAR-SAIBOR	Q/Q	GSC	08/22/20	33,195,000	(19,748)	-	(19,748)
2.645%	3-Month SAR-SAIBOR	A/Q	GSC	02/23/21	16,712,000	18,585	-	18,585
4.043%	3-Month SAR-SAIBOR	S/Q	GSC	05/22/27	32,000,000	(181,474)	-	(181,474)
1.973%	US CPI Urban Consumers	A/Z	BOA	06/23/27	$35,747,000	1,381,999	-	1,381,999

						1,803,824	-	1,803,824

			Exchange
(0.088%)	3-Month EUR-LIBOR	Z/Q	LCH	03/25/20	EUR 65,108,000	(84,391)	-	(84,391)
(0.086%)	3-Month EUR-LIBOR	Z/Q	LCH	03/25/20	65,108,000	(85,530)	-	(85,530)
(0.106%)	3-Month EUR-LIBOR	S/Q	LCH	03/26/20	21,068,000	(22,615)	-	(22,615)
(0.110%)	3-Month EUR-LIBOR	S/Q	LCH	03/27/20	21,068,000	(21,608)	-	(21,608)
(0.103%)	3-Month EUR-LIBOR	S/Q	LCH	03/27/20	21,068,000	(23,205)	-	(23,205)
(0.113%)	3-Month EUR-LIBOR	S/Q	LCH	03/29/20	41,500,000	(40,032)	-	(40,032)
(0.120%)	3-Month EUR-LIBOR	S/Q	LCH	04/03/20	62,779,000	(53,260)	-	(53,260)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
(0.110%)	3-Month EUR-LIBOR	S/Q	LCH	04/05/20	EUR 21,491,000	($20,133)	$-	($20,133)
(0.111%)	3-Month EUR-LIBOR	S/Q	LCH	04/06/20	21,491,000	(19,882)	-	(19,882)
(0.090%)	3-Month EUR-LIBOR	S/Q	LCH	04/15/20	141,299,000	(153,356)	-	(153,356)
1.265%	6-Month HUF-BUBOR	A/S	LCH	12/13/21	HUF 777,626,000	2,688	-	2,688
1.460%	6-Month HUF-BUBOR	A/S	LCH	01/12/22	1,638,540,000	(18,969)	-	(18,969)
1.435%	6-Month HUF-BUBOR	S/S	LCH	01/13/22	1,507,460,000	(13,665)	-	(13,665)
1.841%	3-Month USD-LIBOR	S/Q	LCH	09/15/22	$6,368,000	289,976	-	289,976
0.250%	6-Month EUR-LIBOR	A/S	LCH	09/20/22	EUR 41,354,520	(46,125)	156,987	(203,112)
1.253%	6-Month HUF-BUBOR	A/S	LCH	02/06/23	HUF 1,565,473,000	126,906	-	126,906
1.265%	6-Month HUF-BUBOR	S/S	LCH	02/07/23	1,520,019,000	120,301	-	120,301
1.315%	6-Month HUF-BUBOR	A/S	LCH	02/09/23	1,963,828,000	139,547	-	139,547
2.755%	3-Month NZD Bank Bills	S/Q	LCH	02/09/23	NZD 12,490,000	(161,708)	-	(161,708)
2.740%	3-Month NZD Bank Bills	Z/Q	LCH	02/22/23	13,900,000	(171,312)	-	(171,312)
1.190%	6-Month HUF-BUBOR	S/S	LCH	03/12/23	HUF 682,000,000	69,828	-	69,828
1.145%	6-Month HUF-BUBOR	A/S	LCH	03/13/23	341,000,000	37,592	-	37,592
1.000%	6-Month EUR-LIBOR	S/S	LCH	03/21/23	EUR 2,140,000	(90,273)	(75,171)	(15,102)
2.730%	3-Month USD-LIBOR	Z/Q	LCH	04/05/23	$165,000	1,040	22	1,018
2.780%	3-Month USD-LIBOR	S/Q	LCH	04/10/23	1,020,000	4,097	(15)	4,112
2.750%	3-Month USD-LIBOR	S/Q	LCH	04/12/23	669,800	3,671	(53)	3,724
0.450%	6-Month EUR-LIBOR	S/S	LCH	05/16/23	EUR 190,000	(1,809)	14	(1,823)
0.431%	6-Month EUR-LIBOR	S/S	LCH	05/22/23	3,322,333	(27,068)	(18,204)	(8,864)
1.820%	6-Month HUF-BUBOR	S/S	LCH	06/15/23	HUF 1,910,000,000	42,491	-	42,491
1.885%	6-Month HUF-BUBOR	S/S	LCH	06/18/23	390,000,000	4,845	-	4,845
2.990%	3-Month USD-LIBOR	S/Q	LCH	06/22/23	$1,190,000	(5,545)	(2,985)	(2,560)
2.887%	3-Month USD-LIBOR	S/Q	LCH	06/27/23	250,000	109	-	109
3.110%	3-Month USD-LIBOR	Q/S	LCH	09/27/23	1,320,000	(2,956)	(38)	(2,918)
3.090%	3-Month USD-LIBOR	Q/S	LCH	09/28/23	1,053,000	(1,346)	-	(1,346)
3.063%	3-Month USD-LIBOR	Q/S	LCH	10/02/23	1,750,000	213	213	-
3.079%	3-Month USD-LIBOR	Q/S	LCH	10/02/23	618,300	(398)	-	(398)
1.923%	6-Month HUF-BUBOR	Q/S	LCH	07/28/26	HUF 1,248,200,000	244,627	-	244,627
1.940%	6-Month HUF-BUBOR	Q/S	LCH	08/01/26	878,300,000	168,793	-	168,793
1.888%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	851,505,000	190,542	-	190,542
1.930%	6-Month HUF-BUBOR	Q/S	LCH	09/21/26	345,205,000	73,462	-	73,462
1.935%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	336,574,000	71,186	-	71,186
2.140%	6-Month HUF-BUBOR	A/S	LCH	10/13/26	342,903,000	30,162	-	30,162
2.090%	6-Month HUF-BUBOR	A/S	LCH	10/19/26	872,217,000	92,505	-	92,505
2.040%	6-Month HUF-BUBOR	A/S	LCH	10/20/26	903,515,000	109,783	-	109,783
2.075%	6-Month HUF-BUBOR	A/S	LCH	10/28/26	352,514,000	40,206	-	40,206
2.085%	6-Month HUF-BUBOR	A/S	LCH	11/02/26	528,197,000	59,430	-	59,430
2.180%	6-Month HUF-BUBOR	A/S	LCH	11/03/26	353,662,000	30,094	-	30,094
2.134%	6-Month HUF-BUBOR	A/S	LCH	11/04/26	1,907,248,000	189,208	-	189,208
2.150%	6-Month HUF-BUBOR	A/S	LCH	11/07/26	346,773,000	33,103	-	33,103
2.120%	6-Month HUF-BUBOR	A/S	LCH	11/08/26	344,476,000	36,015	-	36,015
2.145%	6-Month HUF-BUBOR	S/S	LCH	11/10/26	948,457,000	93,113	-	93,113
2.665%	6-Month HUF-BUBOR	S/S	LCH	02/08/27	1,444,400,000	(28,700)	-	(28,700)
3.400%	3-Month NZD Bank Bills	S/Q	LCH	04/28/27	NZD 9,100,000	(358,161)	-	(358,161)
3.395%	3-Month NZD Bank Bills	S/Q	LCH	05/08/27	6,620,000	(256,508)	-	(256,508)
3.405%	3-Month NZD Bank Bills	A/Q	LCH	05/08/27	6,818,000	(267,844)	-	(267,844)
3.169%	3-Month NZD Bank Bills	S/Q	LCH	06/26/27	23,540,000	(579,972)	-	(579,972)
2.175%	3-Month USD-LIBOR	S/Q	LCH	09/19/27	$5,938,700	434,588	-	434,588
7.670%	28-Day MXN-TIIE	A/L	CME	12/02/27	MXN 219,000,000	394,039	-	394,039
7.670%	28-Day MXN-TIIE	S/L	CME	12/03/27	220,300,000	396,480	-	396,480
7.799%	28-Day MXN-TIIE	A/L	CME	12/06/27	284,850,000	381,190	-	381,190
3.128%	3-Month NZD Bank Bills	S/Q	LCH	01/09/28	NZD 16,000,000	(287,016)	-	(287,016)
3.130%	3-Month NZD Bank Bills	Z/Q	LCH	01/09/28	16,000,000	(289,258)	-	(289,258)
3.150%	3-Month NZD Bank Bills	S/Q	LCH	01/11/28	25,000,000	(479,037)	-	(479,037)
3.203%	3-Month NZD Bank Bills	S/Q	LCH	01/12/28	15,000,000	(330,426)	-	(330,426)
2.676%	3-Month USD-LIBOR	S/Q	LCH	01/30/28	$7,980,000	277,523	-	277,523
2.723%	3-Month USD-LIBOR	Z/Q	LCH	01/31/28	500,000	15,412	-	15,412
2.735%	3-Month USD-LIBOR	S/Q	LCH	02/01/28	6,779,400	202,426	-	202,426
2.090%	6-Month HUF-BUBOR	S/S	LCH	02/07/28	HUF 270,964,000	57,371	-	57,371
2.115%	6-Month HUF-BUBOR	S/S	LCH	02/07/28	811,867,000	164,830	-	164,830
2.180%	6-Month HUF-BUBOR	A/S	LCH	02/07/28	401,429,000	73,398	-	73,398
2.195%	6-Month HUF-BUBOR	Z/S	LCH	02/08/28	409,457,000	73,044	-	73,044
2.230%	6-Month HUF-BUBOR	S/S	LCH	02/09/28	784,743,000	131,466	-	131,466
2.845%	3-Month USD-LIBOR	S/Q	LCH	02/09/28	$310,770	6,487	-	6,487
2.820%	3-Month USD-LIBOR	S/Q	LCH	04/12/28	300,000	4,824	192	4,632
2.800%	3-Month USD-LIBOR	S/Q	LCH	04/13/28	300,000	5,356	1	5,355
2.890%	3-Month USD-LIBOR	S/Q	LCH	04/18/28	296,600	2,971	95	2,876

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.020%	3-Month USD-LIBOR	S/Q	LCH	05/10/28	$2,095,000	($2,061)	($10,320)	$8,259
3.006%	3-Month USD-LIBOR	S/Q	LCH	05/29/28	2,050,000	963	-	963
2.892%	3-Month USD-LIBOR	S/Q	LCH	06/05/28	568,900	6,065	-	6,065
2.939%	3-Month USD-LIBOR	S/Q	LCH	06/05/28	341,500	2,261	-	2,261
2.964%	3-Month USD-LIBOR	S/Q	LCH	06/07/28	346,000	1,548	-	1,548
3.240%	3-Month NZD Bank Bills	S/Q	LCH	06/11/28	NZD 23,500,000	(641,344)	-	(641,344)
2.942%	3-Month USD-LIBOR	S/Q	LCH	06/27/28	$200,000	1,385	-	1,385
2.121%	6-Month CZK-PRIBOR	S/S	LCH	07/27/28	CZK 295,720,000	334,248	-	334,248
2.150%	6-Month CZK-PRIBOR	S/S	LCH	07/30/28	242,300,000	246,533	-	246,533
2.155%	6-Month CZK-PRIBOR	S/S	LCH	07/31/28	241,940,000	241,392	-	241,392
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/03/28	65,320,000	45,828	-	45,828
2.197%	6-Month CZK-PRIBOR	A/S	LCH	08/06/28	115,260,000	96,964	-	96,964
2.208%	6-Month CZK-PRIBOR	A/S	LCH	08/06/28	80,490,000	64,435	-	64,435
2.248%	6-Month CZK-PRIBOR	A/S	LCH	08/07/28	228,606,000	155,801	-	155,801
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/08/28	94,080,000	72,813	-	72,813
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/09/28	11,700,000	9,048	-	9,048
2.220%	6-Month CZK-PRIBOR	A/S	LCH	08/10/28	58,490,000	46,564	-	46,564
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/13/28	54,500,000	42,477	-	42,477
2.185%	6-Month CZK-PRIBOR	A/S	LCH	08/16/28	62,117,000	59,094	-	59,094
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/17/28	260,490,000	200,757	-	200,757
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/20/28	123,230,000	95,459	-	95,459
2.240%	6-Month CZK-PRIBOR	A/S	LCH	08/21/28	124,234,000	91,440	-	91,440
2.320%	6-Month CZK-PRIBOR	A/S	LCH	08/23/28	174,829,000	73,070	-	73,070
3.134%	3-Month USD-LIBOR	Q/S	LCH	09/28/28	$1,759,000	(3,031)	-	(3,031)
3.112%	3-Month USD-LIBOR	Q/S	LCH	10/02/28	1,898,400	(996)	(996)	-
3.117%	3-Month USD-LIBOR	Q/S	LCH	10/02/28	2,200,000	(327)	-	(327)
1.569%	Eurostat Eurozone HICP	S/Z	LCH	08/15/32	EUR 4,672,000	101,555	-	101,555
1.585%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	4,684,000	91,556	-	91,556
1.601%	Eurostat Eurozone HICP	A/Z	LCH	08/15/32	4,573,000	75,984	-	75,984
1.638%	Eurostat Eurozone HICP	S/Z	LCH	10/15/32	4,601,000	53,715	-	53,715
2.993%	3-Month USD-LIBOR	S/Q	LCH	07/03/38	$6,600,000	96,352	-	96,352
2.980%	3-Month USD-LIBOR	S/Q	LCH	07/05/38	1,025,000	15,832	-	15,832
3.010%	3-Month USD-LIBOR	S/Q	LCH	07/05/38	1,333,000	17,999	-	17,999
3.010%	3-Month USD-LIBOR	S/Q	LCH	07/05/38	1,026,000	13,820	-	13,820
2.982%	3-Month USD-LIBOR	S/Q	LCH	07/06/38	1,436,000	21,985	-	21,985
2.968%	3-Month USD-LIBOR	S/Q	LCH	07/07/38	2,208,000	35,832	-	35,832
2.419%	US CPI Urban Consumers	A/Z	LCH	02/06/43	1,333,200	(3,561)	-	(3,561)
0.851%	6-Month JPY-LIBOR	A/S	LCH	06/19/47	JPY 400,000,000	51,751	-	51,751
0.853%	6-Month JPY-LIBOR	S/S	LCH	06/19/47	154,600,000	34,769	-	34,769
0.856%	6-Month JPY-LIBOR	A/S	LCH	06/19/47	154,600,000	33,671	-	33,671
2.160%	US CPI Urban Consumers	A/Z	LCH	08/04/47	$1,659,000	111,666	-	111,666
2.148%	US CPI Urban Consumers	S/Z	LCH	08/07/47	915,000	64,406	-	64,406
2.133%	US CPI Urban Consumers	A/Z	LCH	08/22/47	2,093,000	155,293	-	155,293
2.146%	US CPI Urban Consumers	S/Z	LCH	08/25/47	2,081,000	148,267	-	148,267
2.149%	US CPI Urban Consumers	S/Z	LCH	09/01/47	2,075,000	146,577	-	146,577
0.888%	6-Month JPY-LIBOR	A/S	LCH	09/18/47	JPY 595,000,000	101,907	-	101,907
0.892%	6-Month JPY-LIBOR	S/S	LCH	09/18/47	637,000,000	103,064	-	103,064
0.924%	6-Month JPY-LIBOR	A/S	LCH	09/18/47	665,000,000	30,968	-	30,968
2.220%	US CPI Urban Consumers	S/Z	LCH	10/05/47	$1,807,000	97,905	-	97,905
0.946%	6-Month JPY-LIBOR	A/S	LCH	12/18/47	JPY 1,262,380,000	25,081	-	25,081
0.946%	6-Month JPY-LIBOR	A/S	LCH	12/18/47	1,069,000,000	23,138	-	23,138
0.953%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	481,000,000	2,338	-	2,338
0.958%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	518,580,000	(3,708)	-	(3,708)
1.635%	6-Month EUR-LIBOR	Z/S	LCH	02/27/48	EUR 10,540,000	(432,918)	-	(432,918)
3.120%	3-Month USD-LIBOR	S/Q	LCH	05/17/48	$710,000	(5,297)	(18,175)	12,878
1.600%	6-Month EUR-LIBOR	S/S	LCH	05/18/48	EUR 2,635,000	(73,081)	(379)	(72,702)
3.115%	3-Month USD-LIBOR	S/Q	LCH	05/18/48	$1,116,600	(7,399)	(282)	(7,117)
3.118%	3-Month USD-LIBOR	A/Q	LCH	05/23/48	1,420,000	(9,858)	-	(9,858)
1.592%	6-Month EUR-LIBOR	S/S	LCH	05/24/48	EUR 250,000	(6,263)	-	(6,263)
1.539%	6-Month EUR-LIBOR	S/S	LCH	05/29/48	1,262,600	(12,050)	-	(12,050)
3.017%	3-Month USD-LIBOR	A/Q	LCH	05/29/48	$288,600	3,888	-	3,888
1.458%	6-Month EUR-LIBOR	S/S	LCH	05/31/48	EUR 305,000	4,308	273	4,035
1.499%	6-Month EUR-LIBOR	S/S	LCH	06/04/48	302,900	791	-	791
3.137%	3-Month USD-LIBOR	Q/S	LCH	09/25/48	$973,000	(2,576)	1,459	(4,035)
3.135%	3-Month USD-LIBOR	Q/Q	LCH	09/26/48	1,919,700	(4,168)	8,780	(12,948)
3.143%	3-Month USD-LIBOR	Q/S	LCH	09/28/48	4,592,200	(17,292)	-	(17,292)
3.123%	3-Month USD-LIBOR	Q/S	LCH	10/01/48	2,070,900	954	-	954

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.120%	3-Month USD-LIBOR	Q/S	LCH	10/01/48	$7,110,100	$-	$-	$-
3.116%	3-Month USD-LIBOR	Q/S	LCH	10/02/48	3,307,700	-	-	-

						3,312,417	41,418	3,270,999

Total Interest Rate Swaps-Short						$5,116,241	$41,418	$5,074,823

Total Interest Rate Swaps						$2,239,270	$58,075	$2,181,195

Total Return Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Month Bloomberg Commodity Index - Appreciation	1-Month Bloomberg Commodity Index - Depreciation	Z/Z	CIT	11/19/18	-	$46,200,000	$1,654,641	$-	$1,654,641
3-Month Bloomberg Commodity Index - Appreciation	3-Month Bloomberg Commodity Index - Depreciation	Z/Z	CIT	11/19/18	-	23,100,000	717,401	-	717,401
Bloomberg Roll Select Commodity Index - Appreciation	Bloomberg Roll Select Commodity Index - Depreciation	Z/Z	CIT	11/19/18	-	23,100,000	716,177	-	716,177
KOSPI 200 Index - Appreciation	KOSPI 200 Index - Depreciation	Z/Z	CIT	12/13/18	44	KRW 3,215,760,900	91,809	-	91,809
Egypt Treasury Bills	3-Month USD-LIBOR + 0.550%	S/Z	GSC	07/23/19	-	EGP 109,050,000	126,007	25,527	100,480

							$3,306,035	$25,527	$3,280,508

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bloomberg Commodity Index -Appreciation	Bloomberg Commodity Index - Depreciation	Z	CIT	11/16/18	$23,100,000	($861,041)	$-	($861,041)
Bloomberg Commodity Index - Appreciation	Bloomberg Commodity Index - Depreciation	Z	CIT	11/19/18	23,100,000	(861,041)	-	(861,041)
Bloomberg Commodity Index - Appreciation	Bloomberg Commodity Index - Depreciation	Z	CIT	11/19/18	46,200,000	(1,722,081)	-	(1,722,081)

						($3,444,163)	$-	($3,444,163)

Total Total Return Swaps						($138,128)	$25,527	($163,655)

Total Swap Agreements						($1,929,454)	$7,242,724	($9,172,178)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$4,756,557	$4,756,557	$-	$-
	Iceland	25,140,530	20,881,966	4,258,564	-
	Japan	9,998,544	-	9,998,544	-
	Myanmar	2,857,170	-	2,857,170	-
	Serbia	294,218	294,218	-	-
	South Korea	6,744,526	639,669	6,104,857	-
	Vietnam	12,165,339	1,270,610	10,894,729	-

	Total Common Stocks	61,956,884	27,843,020	34,113,864	-

	Corporate Bonds & Notes	26,329,843	-	26,329,843	-
	Senior Loan Notes	33,699,197	-	1,140,845	32,558,352
	Mortgage-Backed Securities	10,747,893	-	10,747,893	-
	Foreign Government Bonds & Notes	523,267,293	-	523,267,293	-
	Short-Term Investments	232,953,092	-	232,953,092	-
	Derivatives:
	Credit Contracts
	Swaps	7,430,554	-	7,430,554	-
	Equity Contracts
	Purchased Options	1,684,835	-	1,684,835	-
	Swaps	3,180,028	-	3,180,028	-

	Total Equity Contracts	4,864,863	-	4,864,863	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	44,322,310	-	44,322,310	-
	Purchased Options	2,862,436	-	2,862,436	-

	Total Foreign Currency Contracts	47,184,746	-	47,184,746	-

	Interest Rate Contracts
	Futures	1,271,866	1,271,866	-	-
	Purchased Options	6,176,344	-	6,176,344	-
	Swaps	14,361,682	-	14,361,682	-

	Total Interest Rate Contracts	21,809,892	1,271,866	20,538,026	-

	Total Asset - Derivatives	81,290,055	1,271,866	80,018,189	-

	Total Assets	970,244,257	29,114,886	908,571,019	32,558,352

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(11,461,150)	-	(11,461,150)	-
	Equity Contracts
	Swaps	(3,444,163)	-	(3,444,163)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(55,782,621)	-	(55,782,621)	-
	Written Options	(4,420)	-	(4,420)	-

	Total Foreign Currency Contracts	(55,787,041)	-	(55,787,041)	-

	Interest Rate Contracts
	Futures	(527,317)	(527,317)	-	-
	Swaps	(11,996,405)	-	(11,996,405)	-

	Total Interest Rate Contracts	(12,523,722)	(527,317)	(11,996,405)	-

	Total Liabilities - Derivatives	(83,216,076)	(527,317)	(82,688,759)	-

	Total Liabilities	(83,216,076)	(527,317)	(82,688,759)	-

	Total	$887,028,181	$28,587,569	$825,882,260	$32,558,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended September 30, 2018:

Senior Loan Notes
Value, Beginning of Period	$36,512,850
Purchases	3,854,990
Sales (Includes Paydowns)	(1,488,889)
Accrued Discounts (Premiums)	78,763
Net Realized Gains (Losses)	80,485
Change in Net Unrealized Appreciation (Depreciation)	(6,479,847)
Transfers In	-
Transfers Out	-

Value, End of Period	$32,558,352

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($6,479,847)

Additional information about Level 3 fair value measurements as of September 30, 2018 was as follows:

	Value at 09/30/18	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$32,558,352	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	408.0 - 1,219.9 bps	775.7 bps

		Comparable Instrument	Comparable price to Barbados Bonds	55.5	N/A
			Discount for lack of marketability	30.0%	N/A

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

Comparable Instrument: In fair valuing a senior loan note, the investment adviser may review and consider among other factors, similar holdings based on coupon, maturity, and duration. Based on such factors, the investment adviser will determine fair value using a comparable instrument approach.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	5,284,917	$55,345,022
PD Aggregate Bond Index Portfolio ‘P’ *	18,841,384	226,772,822
PD High Yield Bond Market Portfolio ‘P’ *	3,196,110	49,824,906
PD Large-Cap Growth Index Portfolio ‘P’ *	1,628,470	66,474,141
PD Large-Cap Value Index Portfolio ‘P’ *	2,291,162	69,153,712
PD Small-Cap Growth Index Portfolio ‘P’ *	81,222	2,762,820
PD Small-Cap Value Index Portfolio ‘P’ *	400,425	10,960,410
PD Emerging Markets Portfolio ‘P’ *	964,354	16,603,876
PD International Large-Cap Portfolio ‘P’ *	2,910,668	55,330,094

Total Affiliated Mutual Funds (Cost $465,903,430)		553,227,803

TOTAL INVESTMENTS - 100.0% (Cost $465,903,430)		553,227,803

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(144,509)

NET ASSETS - 100.0%		$553,083,294

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	14,153,522	$148,219,366
PD Aggregate Bond Index Portfolio ‘P’ *	59,247,982	713,102,194
PD High Yield Bond Market Portfolio ‘P’ *	8,016,604	124,972,703
PD Large-Cap Growth Index Portfolio ‘P’ *	11,181,571	456,431,670
PD Large-Cap Value Index Portfolio ‘P’ *	15,065,454	454,717,809
PD Small-Cap Growth Index Portfolio ‘P’ *	747,316	25,420,603
PD Small-Cap Value Index Portfolio ‘P’ *	2,262,860	61,938,923
PD Emerging Markets Portfolio ‘P’ *	7,614,181	131,098,029
PD International Large-Cap Portfolio ‘P’ *	20,022,202	380,610,306

Total Affiliated Mutual Funds (Cost $1,927,545,623)		2,496,511,603

TOTAL INVESTMENTS - 100.0% (Cost $1,927,545,623)		2,496,511,603

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(605,201)

NET ASSETS - 100.0%		$2,495,906,402

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$553,227,803	$553,227,803	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,496,511,603	$2,496,511,603	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,547,412	$16,204,904
PD Aggregate Bond Index Portfolio ‘P’ *	10,076,330	121,277,594
PD High Yield Bond Market Portfolio ‘P’ *	1,566,054	24,413,584
PD Large-Cap Growth Index Portfolio ‘P’ *	4,646,679	189,677,426
PD Large-Cap Value Index Portfolio ‘P’ *	6,452,531	194,755,535
PD Small-Cap Growth Index Portfolio ‘P’ *	476,472	16,207,582
PD Small-Cap Value Index Portfolio ‘P’ *	881,202	24,120,219
PD Emerging Markets Portfolio ‘P’ *	3,523,043	60,658,399
PD International Large-Cap Portfolio ‘P’ *	8,764,669	166,611,221

Total Affiliated Mutual Funds (Cost $613,534,859)		813,926,464

TOTAL INVESTMENTS - 100.0% (Cost $613,534,859)		813,926,464

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(195,955)

NET ASSETS - 100.0%		$813,730,509

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	3,773,560	$40,119,937
Diversified Bond Portfolio ‘P’ *	28,555,293	372,368,617
Floating Rate Income Portfolio ‘P’ *	3,485,561	42,523,289
Floating Rate Loan Portfolio ‘P’ *	3,943,096	37,709,084
High Yield Bond Portfolio ‘P’ *	10,752,725	96,286,736
Inflation Managed Portfolio ‘P’ *	3,384,002	40,079,482
Inflation Strategy Portfolio ‘P’ *	3,873,588	40,063,250
Managed Bond Portfolio ‘P’ *	14,312,022	198,506,081
Short Duration Bond Portfolio ‘P’ *	21,926,765	225,316,767
Emerging Markets Debt Portfolio ‘P’ *	8,207,665	96,768,654
Comstock Portfolio ‘P’ *	543,997	10,303,351
Dividend Growth Portfolio ‘P’ *	432,934	10,352,177
Equity Index Portfolio ‘P’ *	111,751	7,999,149
Growth Portfolio ‘P’ *	392,099	14,505,603
Large-Cap Growth Portfolio ‘P’ *	1,232,747	19,279,247
Large-Cap Value Portfolio ‘P’ *	888,439	22,168,374
Main Street Core Portfolio ‘P’ *	190,736	8,778,518
Mid-Cap Equity Portfolio ‘P’ *	566,899	16,005,786
Mid-Cap Growth Portfolio ‘P’ *	458,600	8,031,576
Mid-Cap Value Portfolio ‘P’ *	1,416,085	39,535,755
Value Advantage Portfolio ‘P’ *	976,853	17,349,976
Emerging Markets Portfolio ‘P’ *	865,425	15,913,166
International Large-Cap Portfolio ‘P’ *	3,880,662	39,887,291
International Value Portfolio ‘P’ *	2,822,690	39,957,910
Currency Strategies Portfolio ‘P’ *	3,585,091	41,438,249
Equity Long/Short Portfolio ‘P’ *	4,403,886	60,602,324
Global Absolute Return Portfolio ‘P’ *	3,672,320	41,480,867

Total Affiliated Mutual Funds (Cost $1,468,430,581)		1,603,331,216

TOTAL INVESTMENTS - 100.0% (Cost $1,468,430,581)		1,603,331,216

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(345,074)

NET ASSETS - 100.0%		$1,602,986,142

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$813,926,464	$813,926,464	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,603,331,216	$1,603,331,216	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,701,372	$60,616,158
Diversified Bond Portfolio ‘P’ *	42,854,282	558,831,236
Floating Rate Income Portfolio ‘P’ *	3,536,597	43,145,920
Floating Rate Loan Portfolio ‘P’ *	3,947,283	37,749,120
High Yield Bond Portfolio ‘P’ *	12,045,085	107,859,349
Inflation Managed Portfolio ‘P’ *	4,538,673	53,755,198
Inflation Strategy Portfolio ‘P’ *	5,195,207	53,732,319
Managed Bond Portfolio ‘P’ *	21,485,600	298,002,782
Short Duration Bond Portfolio ‘P’ *	10,482,988	107,721,904
Emerging Markets Debt Portfolio ‘P’ *	11,453,868	135,041,492
Comstock Portfolio ‘P’ *	1,983,259	37,563,111
Developing Growth Portfolio ‘P’ *	108,963	2,703,908
Dividend Growth Portfolio ‘P’ *	1,689,311	40,394,218
Equity Index Portfolio ‘P’ *	452,269	32,373,525
Growth Portfolio ‘P’ *	1,580,108	58,455,760
Large-Cap Growth Portfolio ‘P’ *	4,932,855	77,146,203
Large-Cap Value Portfolio ‘P’ *	3,330,662	83,106,883
Main Street Core Portfolio ‘P’ *	760,740	35,012,659
Mid-Cap Equity Portfolio ‘P’ *	1,432,510	40,445,417
Mid-Cap Growth Portfolio ‘P’ *	1,929,024	33,783,516
Mid-Cap Value Portfolio ‘P’ *	3,108,166	86,777,033
Small-Cap Equity Portfolio ‘P’ *	184,922	5,322,218
Small-Cap Growth Portfolio ‘P’ *	443,406	6,731,134
Small-Cap Index Portfolio ‘P’ *	354,458	9,346,481
Small-Cap Value Portfolio ‘P’ *	195,717	5,340,307
Value Advantage Portfolio ‘P’ *	3,672,363	65,225,165
Emerging Markets Portfolio ‘P’ *	4,280,995	78,717,645
International Large-Cap Portfolio ‘P’ *	10,325,399	106,129,374
International Small-Cap Portfolio ‘P’ *	1,768,264	26,336,586
International Value Portfolio ‘P’ *	7,522,523	106,488,575
Currency Strategies Portfolio ‘P’ *	7,364,901	85,127,151
Equity Long/Short Portfolio ‘P’ *	8,791,267	120,977,512
Global Absolute Return Portfolio ‘P’ *	7,557,403	85,365,013

Total Affiliated Mutual Funds (Cost $2,321,715,553)		2,685,324,872

TOTAL INVESTMENTS - 100.0% (Cost $2,321,715,553)		2,685,324,872

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(567,327)

NET ASSETS - 100.0%		$2,684,757,545

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	14,169,314	$150,646,073
Diversified Bond Portfolio ‘P’ *	106,746,697	1,392,005,325
Floating Rate Income Portfolio ‘P’ *	16,970,980	207,043,259
Floating Rate Loan Portfolio ‘P’ *	19,301,513	184,586,511
High Yield Bond Portfolio ‘P’ *	49,994,790	447,685,148
Inflation Managed Portfolio ‘P’ *	16,416,004	194,428,080
Inflation Strategy Portfolio ‘P’ *	18,792,339	194,362,995
Managed Bond Portfolio ‘P’ *	53,456,932	741,441,440
Short Duration Bond Portfolio ‘P’ *	21,711,382	223,103,514
Emerging Markets Debt Portfolio ‘P’ *	41,559,416	489,986,923
Comstock Portfolio ‘P’ *	10,609,360	200,942,265
Developing Growth Portfolio ‘P’ *	686,446	17,034,079
Dividend Growth Portfolio ‘P’ *	9,163,902	219,124,029
Equity Index Portfolio ‘P’ *	2,436,301	174,391,004
Growth Portfolio ‘P’ *	9,833,742	363,797,188
Large-Cap Growth Portfolio ‘P’ *	30,305,828	473,960,751
Large-Cap Value Portfolio ‘P’ *	17,671,566	440,941,928
Main Street Core Portfolio ‘P’ *	4,147,052	190,865,892
Mid-Cap Equity Portfolio ‘P’ *	7,763,489	219,193,896
Mid-Cap Growth Portfolio ‘P’ *	13,202,270	231,214,872
Mid-Cap Value Portfolio ‘P’ *	16,112,294	449,839,882
Small-Cap Equity Portfolio ‘P’ *	2,683,721	77,239,845
Small-Cap Growth Portfolio ‘P’ *	2,585,215	39,244,888
Small-Cap Index Portfolio ‘P’ *	3,997,174	105,398,912
Small-Cap Value Portfolio ‘P’ *	3,243,809	88,510,265
Value Advantage Portfolio ‘P’ *	19,669,421	349,350,354
Emerging Markets Portfolio ‘P’ *	29,102,905	535,135,425
International Large-Cap Portfolio ‘P’ *	54,229,568	557,397,363
International Small-Cap Portfolio ‘P’ *	14,458,652	215,347,678
International Value Portfolio ‘P’ *	39,322,034	556,641,378
Real Estate Portfolio ‘P’ *	2,219,443	55,542,366
Currency Strategies Portfolio ‘P’ *	33,185,020	383,568,826
Equity Long/Short Portfolio ‘P’ *	38,723,534	532,878,467
Global Absolute Return Portfolio ‘P’ *	33,555,288	379,025,395

Total Affiliated Mutual Funds (Cost $9,192,720,744)		11,081,876,216

TOTAL INVESTMENTS - 100.0% (Cost $9,192,720,744)		11,081,876,216

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,296,657)

NET ASSETS - 100.0%		$11,079,579,559

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,685,324,872	$2,685,324,872	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$11,081,876,216	$11,081,876,216	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,296,155	$66,939,801
Diversified Bond Portfolio ‘P’ *	46,428,500	605,439,986
Floating Rate Income Portfolio ‘P’ *	8,260,068	100,771,512
Floating Rate Loan Portfolio ‘P’ *	9,529,313	91,131,855
High Yield Bond Portfolio ‘P’ *	21,439,553	191,983,390
Inflation Managed Portfolio ‘P’ *	8,032,422	95,134,502
Inflation Strategy Portfolio ‘P’ *	9,195,465	95,105,675
Managed Bond Portfolio ‘P’ *	23,407,749	324,662,767
Emerging Markets Debt Portfolio ‘P’ *	27,434,185	323,449,978
Comstock Portfolio ‘P’ *	11,884,049	225,084,993
Developing Growth Portfolio ‘P’ *	1,381,687	34,286,433
Dividend Growth Portfolio ‘P’ *	10,500,562	251,085,772
Equity Index Portfolio ‘P’ *	2,769,298	198,227,014
Growth Portfolio ‘P’ *	10,439,317	386,200,295
Large-Cap Growth Portfolio ‘P’ *	31,924,876	499,281,474
Large-Cap Value Portfolio ‘P’ *	19,774,632	493,417,759
Main Street Core Portfolio ‘P’ *	4,716,061	217,054,231
Mid-Cap Equity Portfolio ‘P’ *	8,211,761	231,850,403
Mid-Cap Growth Portfolio ‘P’ *	12,740,996	223,136,465
Mid-Cap Value Portfolio ‘P’ *	16,377,078	457,232,392
Small-Cap Equity Portfolio ‘P’ *	3,286,597	94,591,159
Small-Cap Growth Portfolio ‘P’ *	5,079,080	77,103,056
Small-Cap Index Portfolio ‘P’ *	5,958,787	157,123,422
Small-Cap Value Portfolio ‘P’ *	3,995,856	109,030,567
Value Advantage Portfolio ‘P’ *	21,971,501	390,237,812
Emerging Markets Portfolio ‘P’ *	34,847,305	640,761,721
International Large-Cap Portfolio ‘P’ *	69,740,155	716,822,581
International Small-Cap Portfolio ‘P’ *	18,545,610	276,218,986
International Value Portfolio ‘P’ *	50,480,314	714,597,609
Real Estate Portfolio ‘P’ *	3,810,395	95,356,523
Currency Strategies Portfolio ‘P’ *	28,385,087	328,088,830
Equity Long/Short Portfolio ‘P’ *	32,954,908	453,495,819
Global Absolute Return Portfolio ‘P’ *	28,477,579	321,669,890

Total Affiliated Mutual Funds (Cost $7,649,023,078)		9,486,574,672

TOTAL INVESTMENTS - 100.0% (Cost $7,649,023,078)		9,486,574,672

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,963,048)

NET ASSETS - 100.0%		$9,484,611,624

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	308,435	$3,279,240
Diversified Bond Portfolio ‘P’ *	1,999,674	26,076,279
Floating Rate Income Portfolio ‘P’ *	1,441,756	17,589,188
Floating Rate Loan Portfolio ‘P’ *	1,608,378	15,381,435
High Yield Bond Portfolio ‘P’ *	2,457,409	22,005,202
Inflation Managed Portfolio ‘P’ *	915,212	10,839,599
Inflation Strategy Portfolio ‘P’ *	1,047,950	10,838,599
Managed Bond Portfolio ‘P’ *	1,020,295	14,151,375
Emerging Markets Debt Portfolio ‘P’ *	4,433,645	52,272,828
Comstock Portfolio ‘P’ *	3,375,727	63,936,575
Developing Growth Portfolio ‘P’ *	275,719	6,841,939
Dividend Growth Portfolio ‘P’ *	2,847,116	68,079,246
Equity Index Portfolio ‘P’ *	748,901	53,606,506
Growth Portfolio ‘P’ *	2,623,700	97,063,217
Large-Cap Growth Portfolio ‘P’ *	7,994,420	125,026,828
Large-Cap Value Portfolio ‘P’ *	5,706,503	142,389,002
Main Street Core Portfolio ‘P’ *	1,281,906	58,999,027
Mid-Cap Equity Portfolio ‘P’ *	2,564,807	72,414,605
Mid-Cap Growth Portfolio ‘P’ *	4,355,017	76,270,572
Mid-Cap Value Portfolio ‘P’ *	5,016,749	140,062,837
Small-Cap Equity Portfolio ‘P’ *	903,676	26,008,592
Small-Cap Growth Portfolio ‘P’ *	1,098,625	16,677,698
Small-Cap Index Portfolio ‘P’ *	1,534,502	40,462,303
Small-Cap Value Portfolio ‘P’ *	1,113,120	30,372,478
Value Advantage Portfolio ‘P’ *	6,300,074	111,896,187
Emerging Markets Portfolio ‘P’ *	8,990,286	165,310,657
International Large-Cap Portfolio ‘P’ *	18,626,428	191,451,308
International Small-Cap Portfolio ‘P’ *	6,296,735	93,783,802
International Value Portfolio ‘P’ *	13,384,316	189,467,918
Real Estate Portfolio ‘P’ *	876,163	21,926,300
Currency Strategies Portfolio ‘P’ *	5,350,843	61,847,681
Equity Long/Short Portfolio ‘P’ *	6,233,226	85,776,059
Global Absolute Return Portfolio ‘P’ *	5,317,606	60,065,281

Total Affiliated Mutual Funds (Cost $1,695,217,053)		2,172,170,363

TOTAL INVESTMENTS - 100.0% (Cost $1,695,217,053)		2,172,170,363

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(451,018)

NET ASSETS - 100.0%		$2,171,719,345

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$9,486,574,672	$9,486,574,672	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,172,170,363	$2,172,170,363	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	1,624,181	$19,343,996
DFA Intermediate Term Extended Quality Portfolio ‘I’	3,135,915	32,143,128
DFA Large Cap International Portfolio ‘I’	970,814	22,542,302
DFA Short-Term Extended Quality Portfolio ‘I’	1,200,417	12,844,467
DFA US Core Equity 1 Portfolio ‘I’	1,365,411	33,793,927
DFA US Large Cap Growth Portfolio ‘I’	149,694	3,222,917
DFA US Large Company Portfolio ‘I’	1,139,996	25,775,315
DFA VA International Small Portfolio ‘I’	593,144	8,013,379
DFA VA US Targeted Value Portfolio ‘I’	154,278	3,208,978

Total Mutual Funds (Cost $152,960,872)		160,888,409

TOTAL INVESTMENTS - 100.0% (Cost $152,960,872)		160,888,409

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(50,819)

NET ASSETS - 100.0%		$160,837,590

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$160,888,409	$160,888,409	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.2%

Basic Materials - 1.4%

ArcelorMittal (Luxembourg) 5.250% due 08/05/20	$205,000	$211,118
5.500% due 03/01/21	175,000	181,689
Eastman Chemical Co 2.700% due 01/15/20	200,000	199,003
EI du Pont de Nemours & Co
2.200% due 05/01/20	350,000	345,556
3.625% due 01/15/21	200,000	202,072
4.625% due 01/15/20	200,000	204,150
International Flavors & Fragrances Inc 3.400% due 09/25/20	130,000	130,205
Newmont Mining Corp 5.125% due 10/01/19	200,000	204,042
Nutrien Ltd (Canada) 6.500% due 05/15/19	200,000	204,261
RPM International Inc 6.125% due 10/15/19	200,000	205,307
Southern Copper Corp (Peru) 5.375% due 04/16/20	150,000	155,030
The Dow Chemical Co 4.250% due 11/15/20	300,000	305,613
The Sherwin-Williams Co 2.250% due 05/15/20	400,000	394,280

		2,942,326

Communications - 6.2%

21st Century Fox America Inc 4.500% due 02/15/21	200,000	205,762
Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	400,000	397,987
Alphabet Inc 3.625% due 05/19/21	200,000	203,217
Amazon.com Inc
1.900% due 08/21/20	300,000	294,252
2.600% due 12/05/19	200,000	199,472
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	500,000	510,137
AT&T Inc
2.450% due 06/30/20	600,000	592,078
2.800% due 02/17/21	300,000	295,741
3.875% due 08/15/21	250,000	252,332
4.450% due 05/15/21	250,000	256,207
5.000% due 03/01/21	250,000	258,891
5.200% due 03/15/20	400,000	411,806
5.875% due 10/01/19	150,000	154,295
Charter Communications Operating LLC 3.579% due 07/23/20	500,000	500,507
Cisco Systems Inc
2.200% due 02/28/21	750,000	734,649
2.450% due 06/15/20	400,000	396,928
4.450% due 01/15/20	750,000	764,886
Comcast Corp 5.150% due 03/01/20	200,000	205,662
Discovery Communications LLC
2.800% due 06/15/20 ~	200,000	198,043
4.375% due 06/15/21	300,000	305,888
5.050% due 06/01/20	24,000	24,659
eBay Inc
2.150% due 06/05/20	60,000	59,025
2.875% due 08/01/21	350,000	344,958
Expedia Group Inc 5.950% due 08/15/20	200,000	209,130
JD.com Inc (China) 3.125% due 04/29/21	200,000	194,393
Juniper Networks Inc 3.125% due 02/26/19	50,000	50,082

	Principal Amount	Value
NBCUniversal Media LLC 4.375% due 04/01/21	$350,000	$358,686
5.150% due 04/30/20	600,000	618,550
Omnicom Group Inc 4.450% due 08/15/20	200,000	204,154
Orange SA (France) 1.625% due 11/03/19	200,000	197,008
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	350,000	359,838
5.462% due 02/16/21	350,000	365,605
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	300,000	307,417
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	125,331
The Walt Disney Co
1.800% due 06/05/20	250,000	245,324
1.950% due 03/04/20	95,000	93,725
2.150% due 09/17/20	250,000	245,687
2.300% due 02/12/21	200,000	196,459
Time Warner Cable LLC 5.000% due 02/01/20	600,000	612,046
Verizon Communications Inc
2.625% due 02/21/20	300,000	298,355
3.450% due 03/15/21	200,000	200,905
4.600% due 04/01/21	200,000	206,355
Viacom Inc
5.625% due 09/15/19	200,000	204,950
Vodafone Group PLC (United Kingdom) 4.375% due 03/16/21	250,000	255,821
Warner Media LLC 4.700% due 01/15/21	550,000	565,126

		13,682,329

Consumer, Cyclical - 7.9%

American Honda Finance Corp
1.700% due 09/09/21	250,000	239,654
1.950% due 07/20/20	370,000	362,695
2.000% due 11/13/19	150,000	148,525
2.000% due 02/14/20	150,000	148,045
2.450% due 09/24/20	200,000	197,735
2.650% due 02/12/21	250,000	247,148
Aptiv PLC 3.150% due 11/19/20	200,000	198,505
AutoNation Inc 3.350% due 01/15/21	250,000	247,932
Best Buy Co Inc 5.500% due 03/15/21	250,000	261,488
Carnival Corp 3.950% due 10/15/20	107,000	108,563
Costco Wholesale Corp 1.700% due 12/15/19	250,000	246,662
1.750% due 02/15/20	200,000	196,805
2.150% due 05/18/21	200,000	195,715
Delta Air Lines Inc 2.875% due 03/13/20	295,000	292,699
3.400% due 04/19/21	245,000	243,613
DR Horton Inc 2.550% due 12/01/20	200,000	195,999
Ford Motor Credit Co LLC
2.343% due 11/02/20	200,000	194,506
2.681% due 01/09/20	800,000	791,899
3.157% due 08/04/20	250,000	247,676
3.200% due 01/15/21	700,000	689,960
3.336% due 03/18/21	400,000	394,549
3.813% due 10/12/21	500,000	496,791
5.875% due 08/02/21	200,000	209,295
General Motors Financial Co Inc 2.450% due 11/06/20	500,000	490,282
2.650% due 04/13/20	765,000	757,299

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
3.150% due 01/15/20	$300,000	$299,575
3.200% due 07/13/20	200,000	199,494
3.200% due 07/06/21	250,000	247,150
3.550% due 04/09/21	120,000	120,017
4.200% due 03/01/21	300,000	303,877
GLP Capital LP 4.875% due 11/01/20	300,000	306,000
Lowe’s Cos Inc 4.625% due 04/15/20	250,000	254,236
McDonald’s Corp 2.200% due 05/26/20	200,000	197,256
2.750% due 12/09/20	300,000	298,387
Newell Brands Inc 3.150% due 04/01/21	400,000	393,807
Nordstrom Inc 4.750% due 05/01/20	150,000	153,610
PACCAR Financial Corp
2.050% due 11/13/20	100,000	97,670
2.800% due 03/01/21	65,000	64,343
3.100% due 05/10/21	200,000	199,159
3.150% due 08/09/21	100,000	99,628
Ralph Lauren Corp 2.625% due 08/18/20	100,000	98,952
Southwest Airlines Co 2.650% due 11/05/20	200,000	197,252
Starbucks Corp 2.200% due 11/22/20	225,000	220,671
Target Corp 3.875% due 07/15/20	250,000	254,307
The Home Depot Inc 1.800% due 06/05/20	412,000	405,500
2.000% due 04/01/21	500,000	487,586
The TJX Cos Inc 2.750% due 06/15/21	250,000	247,383
Toyota Motor Corp (Japan) 3.183% due 07/20/21	300,000	300,443
Toyota Motor Credit Corp
1.550% due 10/18/19	200,000	197,386
1.950% due 04/17/20	450,000	443,309
2.150% due 03/12/20	200,000	198,124
2.200% due 01/10/20	300,000	297,443
2.950% due 04/13/21	450,000	447,979
3.400% due 09/15/21	350,000	351,960
Walgreens Boots Alliance Inc 2.700% due 11/18/19	300,000	299,185
Walmart Inc
1.750% due 10/09/19	385,000	381,592
1.900% due 12/15/20	350,000	342,645
2.850% due 06/23/20	250,000	250,139
3.125% due 06/23/21	450,000	451,078
3.625% due 07/08/20	350,000	354,501

		17,265,684

Consumer, Non-Cyclical - 16.0%

Abbott Laboratories 2.000% due 03/15/20	450,000	444,393
AbbVie Inc
2.300% due 05/14/21	350,000	340,857
2.500% due 05/14/20	900,000	890,146
3.375% due 11/14/21	105,000	104,947
Aetna Inc 4.125% due 06/01/21	250,000	254,303
Allergan Funding SCS 3.000% due 03/12/20	1,050,000	1,049,118
Altria Group Inc
2.625% due 01/14/20	200,000	198,870
4.750% due 05/05/21	400,000	414,033
Amgen Inc
1.850% due 08/19/21	250,000	240,045

	Principal Amount	Value
2.125% due 05/01/20	$200,000	$196,933
2.200% due 05/11/20	350,000	345,128
3.450% due 10/01/20	150,000	150,804
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	1,800,000	1,775,181
Anheuser-Busch InBev Worldwide Inc (Belgium) 6.875% due 11/15/19	250,000	260,280
Anthem Inc 2.500% due 11/21/20	530,000	521,859
AstraZeneca PLC (United Kingdom) 2.375% due 11/16/20	400,000	394,551
Automatic Data Processing Inc 2.250% due 09/15/20	250,000	246,872
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	500,000	490,190
Baxalta Inc 2.875% due 06/23/20	25,000	24,802
Becton Dickinson & Co 2.404% due 06/05/20	105,000	103,445
2.675% due 12/15/19	450,000	447,583
Biogen Inc 2.900% due 09/15/20	350,000	348,337
Block Financial LLC 4.125% due 10/01/20	150,000	151,471
Boston Scientific Corp
2.850% due 05/15/20	100,000	99,317
6.000% due 01/15/20	200,000	207,039
Campbell Soup Co 3.300% due 03/15/21	165,000	163,514
Cardinal Health Inc 4.625% due 12/15/20	250,000	255,362
Celgene Corp
2.875% due 08/15/20	450,000	447,230
2.875% due 02/19/21	115,000	113,744
Coca-Cola European Partners PLC (United Kingdom) 3.500% due 09/15/20	200,000	199,800
Constellation Brands Inc
2.000% due 11/07/19	160,000	158,575
2.250% due 11/06/20	200,000	195,519
3.875% due 11/15/19	70,000	70,596
CVS Health Corp
2.125% due 06/01/21	614,000	593,007
2.800% due 07/20/20	400,000	396,268
3.125% due 03/09/20	340,000	340,139
3.350% due 03/09/21	810,000	808,928
Danaher Corp
2.400% due 09/15/20	200,000	196,802
Diageo Capital PLC (United Kingdom)
3.000% due 05/18/20	200,000	199,717
4.828% due 07/15/20	150,000	154,462
Express Scripts Holding Co
2.600% due 11/30/20	200,000	196,916
General Mills Inc
2.200% due 10/21/19	150,000	148,943
3.200% due 04/16/21	40,000	39,763
Genzyme Corp 5.000% due 06/15/20	500,000	515,271
Gilead Sciences Inc
2.350% due 02/01/20	250,000	247,915
2.550% due 09/01/20	450,000	445,588
GlaxoSmithKline Capital PLC (United Kingdom)
3.125% due 05/14/21	280,000	279,658
Halfmoon Parent Inc
3.200% due 09/17/20 ~	350,000	348,838
3.400% due 09/17/21 ~	550,000	548,309
Humana Inc 2.500% due 12/15/20	250,000	245,510

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

Johnson & Johnson 1.650% due 03/01/21	$250,000	$242,293
1.950% due 11/10/20	85,000	83,304
2.950% due 09/01/20	250,000	251,037
Kellogg Co
3.250% due 05/14/21	200,000	199,169
4.000% due 12/15/20	200,000	203,229
Keurig Dr Pepper Inc 3.551% due 05/25/21 ~	400,000	399,525
Kraft Heinz Foods Co
2.800% due 07/02/20	200,000	198,377
3.375% due 06/15/21	305,000	303,563
5.375% due 02/10/20	200,000	205,747
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	250,003
Life Technologies Corp 6.000% due 03/01/20	200,000	207,258
Mead Johnson Nutrition Co (United Kingdom)
3.000% due 11/15/20	150,000	149,514
4.900% due 11/01/19	200,000	203,922
Medtronic Inc
2.500% due 03/15/20	800,000	794,817
Merck & Co Inc
1.850% due 02/10/20	400,000	394,584
3.875% due 01/15/21	250,000	254,421
Molson Coors Brewing Co
1.900% due 03/15/19	100,000	99,616
2.100% due 07/15/21	200,000	192,428
2.250% due 03/15/20	100,000	98,571
Mondelez International Inc
3.000% due 05/07/20	250,000	249,414
Moody’s Corp 3.250% due 06/07/21	250,000	248,858
Mylan NV
2.500% due 06/07/19	168,000	167,415
3.150% due 06/15/21	500,000	492,498
Novartis Capital Corp (Switzerland)
1.800% due 02/14/20	280,000	276,025
4.400% due 04/24/20	200,000	204,411
PepsiCo Inc
1.350% due 10/04/19	110,000	108,451
1.850% due 04/30/20	200,000	196,861
2.000% due 04/15/21	300,000	292,087
2.150% due 10/14/20	200,000	196,844
3.125% due 11/01/20	250,000	250,744
4.500% due 01/15/20	250,000	255,167
Pfizer Inc
1.700% due 12/15/19	250,000	246,672
1.950% due 06/03/21	300,000	291,687
3.000% due 09/15/21	350,000	349,972
Philip Morris International Inc
1.875% due 11/01/19	200,000	197,801
1.875% due 02/25/21	200,000	193,784
2.000% due 02/21/20	485,000	478,505
Quest Diagnostics Inc 4.700% due 04/01/21	350,000	360,242
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	150,000	149,750
6.875% due 05/01/20	200,000	210,887
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/21	800,000	773,468
Stryker Corp 4.375% due 01/15/20	250,000	254,069
Sysco Corp 2.600% due 10/01/20	200,000	197,604
The Coca-Cola Co
1.550% due 09/01/21	650,000	622,438
1.875% due 10/27/20	300,000	293,462
3.150% due 11/15/20	400,000	401,273

	Principal Amount	Value
The Estee Lauder Cos Inc
1.700% due 05/10/21	$250,000	$240,689
1.800% due 02/07/20	70,000	69,001
The Hershey Co
2.900% due 05/15/20	100,000	99,884
3.100% due 05/15/21	55,000	55,001
The JM Smucker Co
2.200% due 12/06/19	50,000	49,498
2.500% due 03/15/20	100,000	99,076
The Kroger Co
2.000% due 01/15/19	300,000	299,354
6.150% due 01/15/20	200,000	207,489
The Procter & Gamble Co
1.850% due 02/02/21	200,000	194,842
1.900% due 11/01/19	200,000	198,211
1.900% due 10/23/20	105,000	102,773
Thermo Fisher Scientific Inc
3.600% due 08/15/21	250,000	251,053
4.500% due 03/01/21	350,000	359,510
Total System Services Inc 3.800% due 04/01/21	200,000	200,792
Tyson Foods Inc 2.250% due 08/23/21	200,000	192,624
Unilever Capital Corp (United Kingdom)
1.800% due 05/05/20	317,000	310,962
4.250% due 02/10/21	350,000	358,917
UnitedHealth Group Inc
1.950% due 10/15/20	250,000	244,807
2.125% due 03/15/21	350,000	341,868
2.700% due 07/15/20	250,000	248,484
3.150% due 06/15/21	200,000	199,574
4.700% due 02/15/21	250,000	257,638
Verisk Analytics Inc 5.800% due 05/01/21	200,000	210,572
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	500,000	495,290
Zoetis Inc 3.250% due 08/20/21	240,000	239,792

		35,230,346

Energy - 6.3%

Anadarko Petroleum Corp 4.850% due 03/15/21	350,000	359,835
Andeavor Logistics LP 5.500% due 10/15/19	200,000	204,004
BP Capital Markets PLC (United Kingdom)
2.315% due 02/13/20	800,000	792,760
2.521% due 01/15/20	450,000	447,485
4.500% due 10/01/20	200,000	205,064
Buckeye Partners LP 4.875% due 02/01/21	200,000	203,709
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	260,000	266,180
Chevron Corp
1.961% due 03/03/20	200,000	197,461
1.991% due 03/03/20	462,000	456,314
2.193% due 11/15/19	150,000	148,950
2.419% due 11/17/20	300,000	296,471
2.427% due 06/24/20	300,000	297,488
Columbia Pipeline Group Inc 3.300% due 06/01/20	250,000	249,668
Enbridge Energy Partners LP
4.375% due 10/15/20	200,000	203,000
5.200% due 03/15/20	200,000	204,996
Energy Transfer Partners LP
4.150% due 10/01/20	250,000	253,352
4.650% due 06/01/21	400,000	409,842
Enterprise Products Operating LLC
2.800% due 02/15/21	250,000	246,927
2.850% due 04/15/21	200,000	197,596
5.200% due 09/01/20	350,000	362,726

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
EOG Resources Inc
2.450% due 04/01/20	$200,000	$198,146
6.875% due 10/01/18	200,000	200,000
EQT Corp
2.500% due 10/01/20	70,000	68,359
Exxon Mobil Corp
1.912% due 03/06/20	600,000	592,914
2.222% due 03/01/21	250,000	245,241
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	157,146
Kinder Morgan Energy Partners LP
5.300% due 09/15/20	200,000	207,150
6.850% due 02/15/20	650,000	680,689
Kinder Morgan Inc 3.050% due 12/01/19	300,000	299,613
Marathon Oil Corp 2.700% due 06/01/20	200,000	197,477
Marathon Petroleum Corp 3.400% due 12/15/20	400,000	400,470
Occidental Petroleum Corp 4.100% due 02/01/21	300,000	305,353
Pioneer Natural Resources Co 3.450% due 01/15/21	200,000	200,044
Plains All American Pipeline LP
5.000% due 02/01/21	200,000	204,620
5.750% due 01/15/20	200,000	205,214
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	450,000	468,272
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	150,000	144,288
2.125% due 05/11/20	500,000	493,478
2.250% due 11/10/20	400,000	394,034
4.375% due 03/25/20	500,000	509,944
The Williams Cos Inc 5.250% due 03/15/20	388,000	398,310
Total Capital International SA (France) 2.750% due 06/19/21	300,000	296,981
Total Capital SA (France) 4.450% due 06/24/20	300,000	307,412
TransCanada PipeLines Ltd (Canada)
2.125% due 11/15/19	100,000	98,968
3.800% due 10/01/20	400,000	404,170
Valero Energy Corp 6.125% due 02/01/20	150,000	155,654

		13,837,775

Financial - 43.8%

AerCap Ireland Capital DAC (Ireland)
4.250% due 07/01/20	200,000	202,094
4.625% due 10/30/20	200,000	203,906
Aflac Inc 2.400% due 03/16/20	200,000	198,155
Air Lease Corp
2.125% due 01/15/20	250,000	246,134
3.875% due 04/01/21	250,000	251,519
Aircastle Ltd
5.125% due 03/15/21	130,000	133,507
6.250% due 12/01/19	135,000	139,275
7.625% due 04/15/20	80,000	84,703
American Express Co
2.200% due 10/30/20	400,000	391,740
3.375% due 05/17/21	450,000	450,498
American Express Credit Corp
1.700% due 10/30/19	225,000	222,240
2.200% due 03/03/20	600,000	593,386
2.375% due 05/26/20	200,000	197,563
2.600% due 09/14/20	400,000	396,470
American International Group Inc
3.300% due 03/01/21	300,000	299,478
3.375% due 08/15/20	200,000	200,205
6.400% due 12/15/20	200,000	212,890

	Principal Amount	Value
American Tower Corp REIT 2.800% due 06/01/20	$450,000	$445,934
Aon Corp 5.000% due 09/30/20	200,000	205,974
Ares Capital Corp 3.875% due 01/15/20	200,000	200,846
Australia & New Zealand Banking Group Ltd (Australia)
2.250% due 11/09/20	500,000	489,467
2.300% due 06/01/21	250,000	242,703
3.300% due 05/17/21	250,000	248,974
Banco Bilbao Vizcaya Argentaria SA (Spain) 3.000% due 10/20/20	250,000	247,362
Bancolombia SA (Colombia) 5.950% due 06/03/21	250,000	262,375
Bank of America Corp
2.250% due 04/21/20	250,000	246,721
2.328% due 10/01/21	500,000	489,272
2.369% due 07/21/21	500,000	491,346
2.625% due 10/19/20	650,000	642,311
2.625% due 04/19/21	450,000	442,774
2.738% due 01/23/22	500,000	491,832
3.499% due 05/17/22	650,000	649,841
5.625% due 07/01/20	400,000	416,459
Bank of Montreal (Canada)
2.100% due 12/12/19	100,000	99,039
2.100% due 06/15/20	400,000	393,574
3.100% due 07/13/20	250,000	250,254
3.100% due 04/13/21	750,000	746,782
Barclays Bank PLC (United Kingdom)
2.650% due 01/11/21	395,000	387,337
5.140% due 10/14/20	200,000	205,031
Barclays PLC (United Kingdom)
2.750% due 11/08/19	250,000	248,846
2.875% due 06/08/20	350,000	346,663
3.200% due 08/10/21	350,000	343,831
3.250% due 01/12/21	400,000	395,100
BB&T Corp
2.050% due 05/10/21	800,000	775,211
2.450% due 01/15/20	200,000	198,521
2.625% due 06/29/20	150,000	148,698
Berkshire Hathaway Finance Corp 4.250% due 01/15/21	250,000	256,459
Berkshire Hathaway Inc
2.200% due 03/15/21	200,000	196,123
3.750% due 08/15/21	200,000	204,989
BlackRock Inc
4.250% due 05/24/21	200,000	205,517
5.000% due 12/10/19	200,000	205,062
BNP Paribas SA (France)
2.375% due 05/21/20	350,000	345,326
5.000% due 01/15/21	750,000	776,105
Boston Properties LP REIT 5.625% due 11/15/20	350,000	364,213
BPCE SA (France) 2.650% due 02/03/21	250,000	245,461
Branch Banking & Trust Co
2.100% due 01/15/20	250,000	247,067
2.250% due 06/01/20	250,000	246,357
Canadian Imperial Bank of Commerce (Canada)
2.100% due 10/05/20	200,000	195,412
2.700% due 02/02/21	250,000	246,337
Capital One Financial Corp
2.400% due 10/30/20	350,000	342,831
2.500% due 05/12/20	400,000	395,166
3.450% due 04/30/21	100,000	99,947
Capital One NA
2.250% due 09/13/21	300,000	288,885
2.350% due 01/31/20	250,000	247,294
2.950% due 07/23/21	400,000	393,549

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Chubb INA Holdings Inc 2.300% due 11/03/20	$300,000	$294,620
Citibank NA
2.100% due 06/12/20	800,000	785,567
2.125% due 10/20/20	500,000	488,395
2.850% due 02/12/21	400,000	395,732
3.400% due 07/23/21	250,000	250,029
Citigroup Inc
2.350% due 08/02/21	500,000	484,773
2.450% due 01/10/20	500,000	495,857
2.650% due 10/26/20	500,000	493,541
2.700% due 03/30/21	750,000	737,434
5.375% due 08/09/20	250,000	259,358
Citizens Bank NA
2.200% due 05/26/20	250,000	245,255
2.250% due 10/30/20	250,000	243,649
2.550% due 05/13/21	350,000	341,175
Comerica Bank 2.500% due 06/02/20	193,000	190,392
Commonwealth Bank of Australia (Australia)
2.300% due 03/12/20	250,000	246,967
2.400% due 11/02/20	400,000	392,450
Compass Bank 3.500% due 06/11/21	250,000	248,878
Cooperatieve Rabobank UA (Netherlands)
2.250% due 01/14/20	750,000	742,692
2.500% due 01/19/21	300,000	294,002
3.125% due 04/26/21	250,000	248,395
Credit Suisse AG (Switzerland)
4.375% due 08/05/20	350,000	356,398
5.400% due 01/14/20	200,000	205,322
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
2.750% due 03/26/20	400,000	396,583
3.125% due 12/10/20	500,000	496,198
3.450% due 04/16/21	300,000	298,947
Crown Castle International Corp REIT 3.400% due 02/15/21	250,000	249,492
Deutsche Bank AG (Germany)
2.700% due 07/13/20	500,000	489,975
2.950% due 08/20/20	200,000	196,617
3.150% due 01/22/21	500,000	488,825
3.375% due 05/12/21	166,000	163,034
Digital Realty Trust LP REIT
3.400% due 10/01/20	200,000	200,282
5.250% due 03/15/21	200,000	207,175
Discover Bank
3.100% due 06/04/20	350,000	347,924
3.200% due 08/09/21	250,000	246,856
ERP Operating LP REIT 4.750% due 07/15/20	105,000	107,275
Fifth Third Bancorp 2.875% due 07/27/20	300,000	298,223
Fifth Third Bank
2.200% due 10/30/20	200,000	195,785
2.250% due 06/14/21	200,000	194,181
3.350% due 07/26/21	200,000	199,511
First Horizon National Corp 3.500% due 12/15/20	250,000	250,495
FS Investment Corp 4.250% due 01/15/20	90,000	90,080
GE Capital International Funding Co 2.342% due 11/15/20	1,550,000	1,514,929
Goldman Sachs Bank USA 3.200% due 06/05/20	85,000	85,246
HCP Inc REIT 3.750% due 02/01/19	200,000	200,110
HSBC Bank USA NA 4.875% due 08/24/20	300,000	307,765

	Principal Amount	Value
HSBC Finance Corp 6.676% due 01/15/21	$500,000	$530,589
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	500,000	493,375
3.400% due 03/08/21	750,000	748,414
HSBC USA Inc
2.350% due 03/05/20	500,000	494,608
2.750% due 08/07/20	600,000	595,165
Huntington Bancshares Inc 3.150% due 03/14/21	250,000	247,971
Intercontinental Exchange Inc 2.750% due 12/01/20	150,000	148,797
International Lease Finance Corp
6.250% due 05/15/19	150,000	152,943
8.250% due 12/15/20	250,000	273,320
Jefferies Group LLC 6.875% due 04/15/21	250,000	268,283
JPMorgan Chase & Co
2.250% due 01/23/20	850,000	841,440
2.295% due 08/15/21	1,000,000	972,538
2.550% due 10/29/20	500,000	493,042
2.550% due 03/01/21	400,000	392,933
2.750% due 06/23/20	600,000	595,625
3.514% due 06/18/22	750,000	751,012
4.250% due 10/15/20	400,000	407,823
4.400% due 07/22/20	450,000	459,572
4.625% due 05/10/21	500,000	516,187
4.950% due 03/25/20	450,000	461,808
JPMorgan Chase Bank NA
2.604% due 02/01/21	850,000	843,213
3.086% due 04/26/21	500,000	498,747
KeyBank NA
2.250% due 03/16/20	250,000	246,835
2.500% due 12/15/19	250,000	248,700
3.350% due 06/15/21	250,000	249,748
KeyCorp
2.900% due 09/15/20	200,000	198,722
5.100% due 03/24/21	200,000	208,261
Lazard Group LLC 4.250% due 11/14/20	77,000	78,211
Lloyds Bank PLC (United Kingdom)
2.350% due 09/05/19	200,000	198,639
2.400% due 03/17/20	200,000	197,408
2.700% due 08/17/20	200,000	198,191
3.300% due 05/07/21	280,000	278,982
Lloyds Banking Group PLC (United Kingdom) 3.100% due 07/06/21	300,000	295,845
Manufacturers & Traders Trust Co
2.050% due 08/17/20	250,000	244,806
2.625% due 01/25/21	250,000	246,058
Marsh & McLennan Cos Inc 2.350% due 09/10/19	200,000	198,985
MetLife Inc 4.750% due 02/08/21	193,000	199,151
Mitsubishi UFJ Financial Group Inc (Japan)
2.950% due 03/01/21	700,000	690,619
3.535% due 07/26/21	115,000	115,220
Mizuho Financial Group Inc (Japan) 2.273% due 09/13/21	300,000	288,879
Morgan Stanley
2.500% due 04/21/21	500,000	488,658
2.650% due 01/27/20	1,000,000	993,884
2.800% due 06/16/20	850,000	843,642
5.500% due 01/26/20	400,000	412,075
5.500% due 07/24/20	500,000	518,970
5.500% due 07/28/21	300,000	315,974
5.750% due 01/25/21	300,000	315,315
MUFG Americas Holdings Corp 2.250% due 02/10/20	300,000	296,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Nasdaq Inc 5.550% due 01/15/20	$200,000	$206,031
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	400,000	383,491
2.125% due 05/22/20	250,000	245,939
2.250% due 01/10/20	250,000	247,166
2.500% due 01/12/21	250,000	245,042
2.625% due 07/23/20	250,000	247,188
National Bank of Canada (Canada)
2.150% due 06/12/20	250,000	245,573
2.200% due 11/02/20	400,000	390,726
National Rural Utilities Cooperative Finance Corp 2.000% due 01/27/20	450,000	444,238
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	300,000	313,763
Northern Trust Corp 3.450% due 11/04/20	350,000	352,502
PNC Bank NA
2.000% due 05/19/20	600,000	589,262
2.450% due 11/05/20	600,000	590,204
2.500% due 01/22/21	700,000	687,601
Protective Life Corp 7.375% due 10/15/19	150,000	156,332
Prudential Financial Inc
4.500% due 11/15/20	200,000	205,078
5.375% due 06/21/20	350,000	362,628
Regions Bank
2.750% due 04/01/21	500,000	491,406
3.374% due 08/13/21	150,000	149,612
Royal Bank of Canada (Canada)
2.125% due 03/02/20	150,000	148,455
2.150% due 10/26/20	810,000	793,995
2.350% due 10/30/20	75,000	73,798
2.500% due 01/19/21	650,000	639,603
3.200% due 04/30/21	250,000	249,623
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	250,000	257,473
Santander Holdings USA Inc 2.650% due 04/17/20	250,000	246,817
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 10/16/20	200,000	197,556
2.875% due 08/05/21	350,000	341,035
Santander UK PLC (United Kingdom)
2.125% due 11/03/20	200,000	194,641
2.375% due 03/16/20	200,000	197,538
2.500% due 01/05/21	400,000	391,559
3.400% due 06/01/21	200,000	199,292
Simon Property Group LP REIT
2.500% due 09/01/20	200,000	197,428
4.375% due 03/01/21	250,000	256,301
Skandinaviska Enskilda Banken AB (Sweden)
2.300% due 03/11/20	250,000	246,920
2.625% due 03/15/21	250,000	245,191
Sumitomo Mitsui Banking Corp (Japan)
2.450% due 01/16/20	650,000	644,202
2.450% due 10/20/20	300,000	294,702
2.514% due 01/17/20	250,000	248,063
Sumitomo Mitsui Financial Group Inc (Japan)
2.058% due 07/14/21	400,000	384,684
2.934% due 03/09/21	350,000	345,387
SunTrust Bank
2.250% due 01/31/20	200,000	197,824
2.590% due 01/29/21	150,000	148,498
3.502% due 08/02/22	100,000	99,723

	Principal Amount	Value
SunTrust Banks Inc 2.900% due 03/03/21	$250,000	$247,272
Svenska Handelsbanken AB (Sweden)
1.875% due 09/07/21	250,000	239,310
1.950% due 09/08/20	250,000	243,579
2.400% due 10/01/20	300,000	294,733
2.450% due 03/30/21	300,000	293,296
3.350% due 05/24/21	250,000	249,676
Synchrony Bank 3.650% due 05/24/21	250,000	247,910
Synchrony Financial 3.750% due 08/15/21	250,000	248,456
TD Ameritrade Holding Corp 5.600% due 12/01/19	200,000	205,693
The Bank of New York Mellon Corp
2.050% due 05/03/21	350,000	339,624
2.150% due 02/24/20	400,000	395,614
2.450% due 11/27/20	200,000	197,094
2.500% due 04/15/21	200,000	196,435
2.600% due 08/17/20	200,000	198,468
3.550% due 09/23/21	350,000	353,312
The Bank of Nova Scotia (Canada)
2.150% due 07/14/20	500,000	491,749
2.450% due 03/22/21	350,000	342,841
2.500% due 01/08/21	450,000	442,261
2.800% due 07/21/21	250,000	246,453
3.125% due 04/20/21	250,000	248,788
The Charles Schwab Corp
3.250% due 05/21/21	135,000	135,058
4.450% due 07/22/20	150,000	153,767
The Goldman Sachs Group Inc
2.300% due 12/13/19	620,000	614,724
2.550% due 10/23/19	600,000	597,460
2.600% due 04/23/20	600,000	594,717
2.600% due 12/27/20	400,000	393,772
2.625% due 04/25/21	300,000	293,980
2.750% due 09/15/20	650,000	643,279
5.250% due 07/27/21	800,000	837,835
5.375% due 03/15/20	600,000	618,659
The Huntington National Bank
2.375% due 03/10/20	350,000	346,441
3.250% due 05/14/21	250,000	248,650
The PNC Financial Services Group Inc 4.375% due 08/11/20	200,000	204,201
The Progressive Corp 3.750% due 08/23/21	200,000	201,644
The Toronto-Dominion Bank (Canada)
1.800% due 07/13/21	500,000	480,895
1.850% due 09/11/20	300,000	293,262
1.900% due 10/24/19	200,000	197,978
2.125% due 04/07/21	350,000	340,519
2.500% due 12/14/20	500,000	492,757
3.000% due 06/11/20	200,000	199,807
3.150% due 09/17/20	250,000	250,371
3.250% due 06/11/21	200,000	199,998
UBS AG (Switzerland)
2.350% due 03/26/20	500,000	494,102
4.875% due 08/04/20	250,000	257,360
Unum Group 3.000% due 05/15/21	125,000	123,053
US Bancorp 2.350% due 01/29/21	200,000	196,222
US Bank NA
2.000% due 01/24/20	250,000	246,934
2.050% due 10/23/20	250,000	244,911
2.125% due 10/28/19	400,000	396,938
3.050% due 07/24/20	250,000	249,769
3.104% due 05/21/21	350,000	349,163
3.150% due 04/26/21	250,000	249,609

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Ventas Realty LP REIT 2.700% due 04/01/20	$300,000	$297,485
Visa Inc 2.200% due 12/14/20	700,000	688,076
Wells Fargo & Co
2.150% due 01/30/20	350,000	345,915
2.500% due 03/04/21	1,150,000	1,126,488
2.600% due 07/22/20	650,000	643,207
4.600% due 04/01/21	200,000	205,725
Wells Fargo Bank NA
2.150% due 12/06/19	1,150,000	1,139,106
2.400% due 01/15/20	500,000	496,135
2.600% due 01/15/21	500,000	491,695
3.325% due 07/23/21	1,000,000	999,056
Welltower Inc REIT 4.950% due 01/15/21	300,000	307,812
Westpac Banking Corp (Australia)
2.150% due 03/06/20	500,000	493,699
2.300% due 05/26/20	500,000	494,010
2.600% due 11/23/20	400,000	394,343
2.650% due 01/25/21	250,000	246,121
3.050% due 05/15/20	150,000	149,872
4.875% due 11/19/19	400,000	408,557
Weyerhaeuser Co REIT 7.375% due 10/01/19	300,000	312,600
Willis Towers Watson PLC 5.750% due 03/15/21	200,000	209,761

		96,214,835

Industrial - 6.2%

3M Co 3.000% due 09/14/21	445,000	444,396
ABB Finance USA Inc (Switzerland) 2.800% due 04/03/20	90,000	89,606
Agilent Technologies Inc 5.000% due 07/15/20	200,000	206,053
Boeing Capital Corp 4.700% due 10/27/19	200,000	203,825
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	200,000	203,619
Caterpillar Financial Services Corp
1.700% due 08/09/21	300,000	287,944
1.850% due 09/04/20	165,000	161,041
2.000% due 11/29/19	110,000	108,828
2.100% due 01/10/20	375,000	371,035
2.950% due 05/15/20	350,000	349,945
3.150% due 09/07/21	110,000	109,858
Caterpillar Inc 3.900% due 05/27/21	200,000	203,713
CNH Industrial Capital LLC
4.375% due 11/06/20	200,000	203,080
4.875% due 04/01/21	200,000	205,465
CSX Corp 3.700% due 10/30/20	200,000	202,081
Fortive Corp 2.350% due 06/15/21	200,000	193,892
GATX Corp 2.500% due 07/30/19	200,000	199,380
General Dynamics Corp
2.875% due 05/11/20	450,000	449,003
3.000% due 05/11/21	450,000	447,679
General Electric Co
2.200% due 01/09/20	400,000	395,828
4.375% due 09/16/20	350,000	357,658
4.625% due 01/07/21	200,000	206,118
5.300% due 02/11/21	300,000	312,706
Honeywell International Inc
1.400% due 10/30/19	500,000	492,851
1.800% due 10/30/19	155,000	153,503
John Deere Capital Corp
1.950% due 06/22/20	210,000	206,492

	Principal Amount	Value
2.200% due 03/13/20	$400,000	$395,257
2.375% due 07/14/20	200,000	197,624
2.875% due 03/12/21	500,000	496,219
3.125% due 09/10/21	135,000	134,618
3.900% due 07/12/21	300,000	305,362
Johnson Controls International PLC 5.000% due 03/30/20	250,000	255,101
Keysight Technologies Inc 3.300% due 10/30/19	150,000	149,967
L3 Technologies Inc 4.950% due 02/15/21	200,000	205,799
Lockheed Martin Corp
2.500% due 11/23/20	250,000	246,634
4.250% due 11/15/19	250,000	253,493
Masco Corp 7.125% due 03/15/20	7,000	7,354
Northrop Grumman Corp
2.080% due 10/15/20	150,000	146,692
3.500% due 03/15/21	250,000	251,395
Precision Castparts Corp 2.250% due 06/15/20	200,000	197,356
Raytheon Co
3.125% due 10/15/20	150,000	150,316
4.400% due 02/15/20	200,000	203,815
Republic Services Inc 5.000% due 03/01/20	250,000	256,381
Roper Technologies Inc 3.000% due 12/15/20	300,000	298,198
Ryder System Inc
2.450% due 09/03/19	150,000	149,365
2.650% due 03/02/20	200,000	198,341
3.500% due 06/01/21	50,000	49,984
The Boeing Co 8.750% due 08/15/21	200,000	230,452
Union Pacific Corp
2.250% due 06/19/20	200,000	197,413
3.200% due 06/08/21	135,000	134,995
United Parcel Service Inc
2.050% due 04/01/21	300,000	292,217
3.125% due 01/15/21	300,000	300,516
United Technologies Corp
1.500% due 11/01/19	150,000	147,713
1.900% due 05/04/20	250,000	245,051
3.350% due 08/16/21	270,000	269,795
4.500% due 04/15/20	250,000	255,118
Waste Management Inc 4.600% due 03/01/21	300,000	307,889

		13,696,029

Technology - 7.5%

Activision Blizzard Inc 2.300% due 09/15/21	200,000	194,181
Adobe Systems Inc 4.750% due 02/01/20	200,000	204,363
Analog Devices Inc
2.850% due 03/12/20	55,000	54,708
2.950% due 01/12/21	150,000	148,760
Apple Inc
1.550% due 02/07/20	250,000	245,867
1.550% due 08/04/21	200,000	191,915
1.800% due 11/13/19	250,000	247,393
1.800% due 05/11/20	550,000	540,921
1.900% due 02/07/20	250,000	247,095
2.000% due 11/13/20	250,000	245,637
2.250% due 02/23/21	750,000	736,514
2.850% due 05/06/21	650,000	646,951
Applied Materials Inc 2.625% due 10/01/20	200,000	198,054
Broadcom Corp
2.200% due 01/15/21	100,000	96,940
2.375% due 01/15/20	700,000	692,004

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
CA Inc 5.375% due 12/01/19	$200,000	$204,481
Dell International LLC
3.480% due 06/01/19 ~	765,000	767,070
4.420% due 06/15/21 ~	300,000	304,632
DXC Technology Co 2.875% due 03/27/20	50,000	49,601
Electronic Arts Inc 3.700% due 03/01/21	227,000	228,911
Fidelity National Information Services Inc
2.250% due 08/15/21	250,000	241,561
3.625% due 10/15/20	250,000	251,470
Fiserv Inc 2.700% due 06/01/20	250,000	247,891
Hewlett Packard Enterprise Co
3.500% due 10/05/21	125,000	124,944
3.600% due 10/15/20	650,000	653,374
HP Inc
3.750% due 12/01/20	150,000	151,387
4.375% due 09/15/21	250,000	257,297
IBM Credit LLC
1.800% due 01/20/21	150,000	145,581
2.650% due 02/05/21	750,000	741,754
Intel Corp
1.700% due 05/19/21	100,000	96,633
1.850% due 05/11/20	250,000	246,056
2.450% due 07/29/20	400,000	396,665
International Business Machines Corp 1.625% due 05/15/20	450,000	440,727
Lam Research Corp
2.750% due 03/15/20	100,000	99,448
2.800% due 06/15/21	200,000	196,688
Microsoft Corp
1.550% due 08/08/21	750,000	720,753
1.850% due 02/06/20	350,000	345,813
1.850% due 02/12/20	500,000	493,721
2.000% due 11/03/20	550,000	540,375
NetApp Inc 2.000% due 09/27/19	55,000	54,524
NVIDIA Corp 2.200% due 09/16/21	200,000	194,478
Oracle Corp
1.900% due 09/15/21	850,000	820,644
2.250% due 10/08/19	500,000	497,587
2.800% due 07/08/21	300,000	297,822
3.875% due 07/15/20	200,000	203,300
QUALCOMM Inc 2.250% due 05/20/20	400,000	394,922
Texas Instruments Inc 1.750% due 05/01/20	350,000	343,808
VMware Inc 2.300% due 08/21/20	305,000	299,119
Xerox Corp
2.750% due 09/01/20	200,000	195,679
4.500% due 05/15/21	350,000	351,735
Xilinx Inc 3.000% due 03/15/21	200,000	198,250

		16,490,004

Utilities - 3.9%

American Electric Power Co Inc 2.150% due 11/13/20	70,000	68,540
Berkshire Hathaway Energy Co 2.375% due 01/15/21	95,000	93,494
Commonwealth Edison Co 2.150% due 01/15/19	400,000	399,644
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	302,244
Consolidated Edison Inc 2.000% due 03/15/20	50,000	49,179

	Principal Amount	Value
Consumers Energy Co 5.650% due 04/15/20	$200,000	$207,326
Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	300,000	297,822
Dominion Energy Inc
2.000% due 08/15/21	150,000	143,422
2.579% due 07/01/20	350,000	345,592
4.450% due 03/15/21	250,000	254,778
DTE Energy Co 1.500% due 10/01/19	250,000	246,113
Duke Energy Corp 3.550% due 09/15/21	250,000	250,760
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	498,595
Duke Energy Progress LLC 5.300% due 01/15/19	100,000	100,716
Edison International 2.125% due 04/15/20	100,000	98,083
Emera US Finance LP (Canada)
2.150% due 06/15/19	65,000	64,591
2.700% due 06/15/21	200,000	194,263
Entergy Texas Inc 7.125% due 02/01/19	100,000	101,350
Eversource Energy 2.500% due 03/15/21	200,000	196,571
Exelon Corp
2.850% due 06/15/20	100,000	99,158
5.150% due 12/01/20	45,000	46,327
Exelon Generation Co LLC 2.950% due 01/15/20	250,000	249,390
Georgia Power Co 2.000% due 03/30/20	150,000	147,262
LG&E & KU Energy LLC 3.750% due 11/15/20	250,000	251,118
Nevada Power Co 2.750% due 04/15/20	185,000	184,513
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	400,000	407,783
NV Energy Inc 6.250% due 11/15/20	54,000	57,075
Pacific Gas & Electric Co 3.500% due 10/01/20	250,000	250,340
PNM Resources Inc 3.250% due 03/09/21	100,000	99,123
Progress Energy Inc 4.875% due 12/01/19	200,000	204,012
Public Service Enterprise Group Inc 1.600% due 11/15/19	150,000	147,517
Puget Energy Inc 6.500% due 12/15/20	250,000	265,008
Sempra Energy
1.625% due 10/07/19	100,000	98,579
2.400% due 02/01/20	130,000	128,417
2.400% due 03/15/20	200,000	197,350
South Carolina Electric & Gas Co 3.500% due 08/15/21	55,000	54,825
Southern California Edison Co 2.900% due 03/01/21	100,000	99,086
Southern Power Co 1.950% due 12/15/19	200,000	197,325
The Southern Co
2.150% due 09/01/19	100,000	99,192
2.350% due 07/01/21	250,000	242,559
2.750% due 06/15/20	400,000	396,337
WEC Energy Group Inc 3.375% due 06/15/21	300,000	300,273

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Wisconsin Public Service Corp 1.650% due 12/04/18	$100,000	$99,869
Xcel Energy Inc 2.400% due 03/15/21	400,000	392,071

		8,627,592

Total Corporate Bonds & Notes (Cost $220,315,895)		217,986,920

	Shares

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio	4,403,085	4,403,085

Total Short-Term Investment (Cost $4,403,085)		4,403,085

TOTAL INVESTMENTS - 101.2% (Cost $224,718,980)		222,390,005

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(2,621,633)

NET ASSETS - 100.0%		$219,768,372

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$217,986,920	$-	$217,986,920	$-
	Short-Term Investment	4,403,085	4,403,085	-	-

	Total	$222,390,005	$4,403,085	$217,986,920	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.6%

Basic Materials - 0.7%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$99,251
Albemarle Corp 5.450% due 12/01/44	50,000	52,299
ArcelorMittal (Luxembourg)
5.250% due 08/05/20	50,000	51,492
5.500% due 03/01/21	40,000	41,529
6.125% due 06/01/25	30,000	32,639
6.250% due 02/25/22	35,000	37,566
7.000% due 10/15/39	42,000	48,947
Barrick Gold Corp (Canada) 5.250% due 04/01/42	100,000	104,495
Barrick North America Finance LLC (Canada) 5.750% due 05/01/43	200,000	222,784
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	300,000	333,279
Celanese US Holdings LLC
4.625% due 11/15/22	30,000	30,594
5.875% due 06/15/21	30,000	31,521
Celulosa Arauco y Constitucion SA (Chile) 3.875% due 11/02/27	200,000	189,950
Eastman Chemical Co
3.800% due 03/15/25	100,000	98,804
4.650% due 10/15/44	50,000	48,578
4.800% due 09/01/42	100,000	99,029
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	92,539
4.625% due 01/15/20	150,000	153,113
Fibria Overseas Finance Ltd (Brazil)
4.000% due 01/14/25	50,000	46,425
5.500% due 01/17/27	50,000	49,685
FMC Corp 4.100% due 02/01/24	50,000	49,791
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	145,488
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	246,683
International Flavors & Fragrances Inc 3.400% due 09/25/20	15,000	15,024
International Paper Co
4.350% due 08/15/48	100,000	91,433
4.750% due 02/15/22	125,000	129,565
6.000% due 11/15/41	200,000	222,547
7.500% due 08/15/21	27,000	29,946
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	102,500
LYB International Finance II BV 3.500% due 03/02/27	264,000	247,364
LyondellBasell Industries NV
4.625% due 02/26/55	75,000	67,563
6.000% due 11/15/21	200,000	212,486
Newmont Mining Corp
3.500% due 03/15/22	100,000	99,216
5.875% due 04/01/35	100,000	110,896
Nucor Corp
4.000% due 08/01/23	25,000	25,512
4.125% due 09/15/22	50,000	51,097
5.200% due 08/01/43	25,000	27,244
Nutrien Ltd (Canada)
4.875% due 03/30/20	250,000	255,130
5.250% due 01/15/45	145,000	150,300
PPG Industries Inc
2.300% due 11/15/19	100,000	99,286
3.600% due 11/15/20	50,000	50,558

	Principal Amount	Value
Praxair Inc 2.200% due 08/15/22	$100,000	$96,111
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	62,354
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	400,000	423,783
RPM International Inc 5.250% due 06/01/45	50,000	50,491
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	151,989
7.500% due 07/27/35	50,000	62,000
The Dow Chemical Co
4.125% due 11/15/21	200,000	204,877
4.250% due 11/15/20	100,000	101,871
4.250% due 10/01/34	200,000	192,014
4.375% due 11/15/42	300,000	285,217
The Mosaic Co 5.450% due 11/15/33	163,000	166,597
The Sherwin-Williams Co
2.250% due 05/15/20	250,000	246,425
2.750% due 06/01/22	50,000	48,526
3.125% due 06/01/24	25,000	24,039
3.450% due 06/01/27	60,000	57,170
3.950% due 01/15/26	150,000	148,658
4.000% due 12/15/42	50,000	44,639
4.500% due 06/01/47	29,000	27,958
7.250% due 06/15/19	25,000	25,740
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	96,000	96,960
6.875% due 11/21/36	150,000	175,200
8.250% due 01/17/34	100,000	128,375
Westlake Chemical Corp 4.375% due 11/15/47	100,000	89,038

		7,204,180

Communications - 2.5%

21st Century Fox America Inc
3.375% due 11/15/26	200,000	195,334
4.500% due 02/15/21	100,000	102,881
5.400% due 10/01/43	100,000	117,263
6.400% due 12/15/35	50,000	63,823
6.650% due 11/15/37	150,000	198,631
6.900% due 08/15/39	150,000	204,534
Alibaba Group Holding Ltd (China)
3.125% due 11/28/21	200,000	197,725
3.600% due 11/28/24	200,000	196,687
4.200% due 12/06/47	500,000	456,315
Alphabet Inc 1.998% due 08/15/26	200,000	180,330
Amazon.com Inc
1.900% due 08/21/20	130,000	127,509
2.400% due 02/22/23	200,000	192,429
3.150% due 08/22/27	150,000	143,927
3.300% due 12/05/21	100,000	100,313
3.875% due 08/22/37	195,000	191,280
4.050% due 08/22/47	70,000	68,668
4.250% due 08/22/57	100,000	100,235
4.800% due 12/05/34	300,000	327,810
5.200% due 12/03/25	50,000	54,963
America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	255,068
6.125% due 03/30/40	250,000	295,834
6.375% due 03/01/35	125,000	148,710
AT&T Inc
3.200% due 03/01/22	35,000	34,502
3.400% due 05/15/25	300,000	285,906
3.800% due 03/01/24	50,000	49,555
3.950% due 01/15/25	45,000	44,346
4.100% due 02/15/28 ~	615,000	597,161
4.125% due 02/17/26	300,000	296,754

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
4.250% due 03/01/27	$100,000	$98,826
4.300% due 02/15/30 ~	735,000	707,917
4.300% due 12/15/42	393,000	341,013
4.350% due 06/15/45	177,000	152,816
4.500% due 05/15/35	90,000	84,222
4.500% due 03/09/48	400,000	349,792
4.550% due 03/09/49	100,000	87,859
4.750% due 05/15/46	265,000	242,629
5.150% due 03/15/42	200,000	193,425
5.150% due 11/15/46 ~	100,000	95,803
5.250% due 03/01/37	350,000	349,427
5.350% due 09/01/40	161,000	159,985
5.450% due 03/01/47	50,000	50,138
5.700% due 03/01/57	50,000	50,817
6.000% due 08/15/40	50,000	53,627
6.375% due 03/01/41	50,000	55,201
Baidu Inc (China) 2.875% due 07/06/22	300,000	288,908
Bell Canada Inc (Canada) 4.464% due 04/01/48	65,000	64,024
Booking Holdings Inc 3.600% due 06/01/26	50,000	48,564
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	50,000	71,162
CBS Corp
2.500% due 02/15/23	100,000	94,303
2.900% due 01/15/27	50,000	44,789
3.375% due 02/15/28	55,000	50,472
5.900% due 10/15/40	50,000	55,321
7.875% due 07/30/30	100,000	125,145
Charter Communications Operating LLC
3.579% due 07/23/20	255,000	255,259
3.750% due 02/15/28	100,000	92,223
4.200% due 03/15/28	200,000	191,578
4.464% due 07/23/22	100,000	101,742
4.500% due 02/01/24	100,000	100,536
4.908% due 07/23/25	150,000	152,455
5.375% due 05/01/47	50,000	47,833
6.384% due 10/23/35	70,000	75,597
6.484% due 10/23/45	165,000	177,727
6.834% due 10/23/55	50,000	55,295
Cisco Systems Inc
1.850% due 09/20/21	100,000	96,504
2.200% due 02/28/21	50,000	48,977
2.450% due 06/15/20	100,000	99,232
2.500% due 09/20/26	300,000	277,666
2.600% due 02/28/23	50,000	48,686
2.950% due 02/28/26	50,000	48,086
3.000% due 06/15/22	60,000	59,711
5.500% due 01/15/40	250,000	298,308
Comcast Corp
2.350% due 01/15/27	40,000	35,213
3.000% due 02/01/24	100,000	96,569
3.300% due 02/01/27	100,000	94,580
3.375% due 08/15/25	365,000	352,587
3.400% due 07/15/46	55,000	44,543
3.550% due 05/01/28	400,000	383,220
3.600% due 03/01/24	400,000	396,836
3.969% due 11/01/47	289,000	256,781
3.999% due 11/01/49	211,000	188,302
4.000% due 08/15/47	100,000	89,675
4.049% due 11/01/52	97,000	85,834
4.250% due 01/15/33	250,000	245,251
4.400% due 08/15/35	77,000	75,692
4.600% due 08/15/45	77,000	75,454
4.750% due 03/01/44	300,000	299,387
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	248,786

	Principal Amount	Value
Discovery Communications LLC
2.950% due 03/20/23	$150,000	$143,831
3.450% due 03/15/25	100,000	95,082
3.500% due 06/15/22 ~	150,000	147,720
3.800% due 03/13/24	100,000	98,175
3.950% due 03/20/28	60,000	57,071
4.950% due 05/15/42	100,000	94,342
5.000% due 09/20/37	120,000	117,083
5.200% due 09/20/47	30,000	29,501
eBay Inc
2.750% due 01/30/23	50,000	48,175
3.250% due 10/15/20	200,000	199,321
3.600% due 06/05/27	50,000	47,554
Expedia Group Inc
3.800% due 02/15/28	50,000	46,146
4.500% due 08/15/24	200,000	201,337
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	186,208
Motorola Solutions Inc
3.500% due 03/01/23	150,000	146,217
4.600% due 02/23/28	100,000	97,906
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	72,921
4.375% due 04/01/21	100,000	102,482
Omnicom Group Inc
3.600% due 04/15/26	50,000	47,547
3.625% due 05/01/22	100,000	99,502
4.450% due 08/15/20	50,000	51,039
Orange SA (France)
1.625% due 11/03/19	100,000	98,504
5.375% due 01/13/42	150,000	164,600
9.000% due 03/01/31	50,000	71,073
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	60,000	59,281
Rogers Communications Inc (Canada)
4.300% due 02/15/48	85,000	82,053
4.500% due 03/15/43	25,000	24,578
5.000% due 03/15/44	100,000	104,871
Telefonica Emisiones SAU (Spain)
4.665% due 03/06/38	200,000	188,247
5.213% due 03/08/47	150,000	146,030
5.462% due 02/16/21	40,000	41,783
7.045% due 06/20/36	150,000	181,242
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	320,368
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	99,749
The Walt Disney Co
1.850% due 07/30/26	430,000	378,360
2.350% due 12/01/22	100,000	96,123
2.750% due 08/16/21	50,000	49,443
3.000% due 07/30/46	225,000	181,074
Thomson Reuters Corp (Canada)
4.300% due 11/23/23	100,000	102,311
4.700% due 10/15/19	25,000	25,369
5.650% due 11/23/43	150,000	158,620
5.850% due 04/15/40	25,000	27,105
Time Warner Cable LLC
5.000% due 02/01/20	300,000	306,023
5.875% due 11/15/40	150,000	151,686
6.550% due 05/01/37	100,000	108,642
6.750% due 06/15/39	50,000	54,628
7.300% due 07/01/38	150,000	172,075
Verizon Communications Inc
3.376% due 02/15/25	200,000	194,800
4.125% due 03/16/27	300,000	300,681
4.125% due 08/15/46	300,000	269,528
4.272% due 01/15/36	57,000	54,421
4.329% due 09/21/28 ~	1,869,000	1,883,451
4.522% due 09/15/48	309,000	295,202

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
5.250% due 03/16/37	$833,000	$889,725
5.500% due 03/16/47	75,000	82,059
Viacom Inc
3.875% due 04/01/24	100,000	98,352
4.375% due 03/15/43	70,000	61,214
6.875% due 04/30/36	100,000	114,029
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	45,000	44,537
4.375% due 05/30/28	355,000	350,247
5.000% due 05/30/38	40,000	39,549
5.250% due 05/30/48	75,000	75,468
6.150% due 02/27/37	150,000	165,933
7.875% due 02/15/30	50,000	62,245
Warner Media LLC
2.950% due 07/15/26	40,000	36,312
4.700% due 01/15/21	50,000	51,375
4.750% due 03/29/21	100,000	103,079
6.100% due 07/15/40	50,000	53,300
6.200% due 03/15/40	50,000	54,075
6.250% due 03/29/41	350,000	379,091
6.500% due 11/15/36	100,000	113,288
7.625% due 04/15/31	100,000	126,469
7.700% due 05/01/32	150,000	192,121
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	98,591

		26,052,943

Consumer, Cyclical - 1.6%

American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	138,300	131,897
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	133,280	136,728
American Honda Finance Corp
1.700% due 09/09/21	100,000	95,862
2.000% due 02/14/20	50,000	49,348
2.450% due 09/24/20	150,000	148,301
2.900% due 02/16/24	250,000	241,758
Aptiv Corp 4.150% due 03/15/24	40,000	40,118
Aptiv PLC
4.250% due 01/15/26	50,000	49,744
4.400% due 10/01/46	100,000	89,972
AutoNation Inc 4.500% due 10/01/25	100,000	99,296
AutoZone Inc
3.750% due 06/01/27	100,000	96,382
4.000% due 11/15/20	50,000	50,629
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	7,458
Best Buy Co Inc 4.450% due 10/01/28	50,000	49,855
BorgWarner Inc 3.375% due 03/15/25	200,000	192,955
Cintas Corp No 2
2.900% due 04/01/22	50,000	48,808
3.700% due 04/01/27	50,000	48,763
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	23,177	23,206
Costco Wholesale Corp 1.700% due 12/15/19	300,000	295,995
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	69,647
Darden Restaurants Inc 3.850% due 05/01/27	130,000	126,065
Delta Air Lines Inc
2.600% due 12/04/20	25,000	24,465
3.625% due 03/15/22	100,000	98,827

	Principal Amount	Value
Dollar General Corp
3.250% due 04/15/23	$50,000	$48,858
3.875% due 04/15/27	50,000	48,675
4.150% due 11/01/25	25,000	25,107
Dollar Tree Inc
3.700% due 05/15/23	45,000	44,449
4.000% due 05/15/25	100,000	98,175
4.200% due 05/15/28	45,000	43,769
DR Horton Inc 4.000% due 02/15/20	50,000	50,317
Ford Motor Co
4.750% due 01/15/43	300,000	250,820
5.291% due 12/08/46	100,000	89,248
7.450% due 07/16/31	150,000	167,434
Ford Motor Credit Co LLC
2.425% due 06/12/20	200,000	195,868
3.096% due 05/04/23	200,000	187,756
3.470% due 04/05/21	300,000	296,523
3.813% due 10/12/21	200,000	198,716
3.815% due 11/02/27	200,000	179,149
4.375% due 08/06/23	200,000	197,943
5.875% due 08/02/21	250,000	261,619
General Motors Co
4.200% due 10/01/27	50,000	47,231
5.400% due 04/01/48	50,000	46,768
6.250% due 10/02/43	100,000	102,742
6.600% due 04/01/36	250,000	266,984
6.750% due 04/01/46	25,000	27,113
General Motors Financial Co Inc
2.350% due 10/04/19	50,000	49,689
2.450% due 11/06/20	100,000	98,056
2.650% due 04/13/20	85,000	84,144
3.150% due 01/15/20	200,000	199,717
3.500% due 11/07/24	100,000	94,303
3.700% due 11/24/20	100,000	100,530
3.700% due 05/09/23	200,000	195,793
3.950% due 04/13/24	100,000	97,485
4.000% due 01/15/25	300,000	290,831
4.000% due 10/06/26	50,000	47,054
4.150% due 06/19/23	250,000	249,490
GLP Capital LP
4.875% due 11/01/20	75,000	76,500
5.250% due 06/01/25	25,000	25,520
5.375% due 11/01/23	25,000	25,994
5.375% due 04/15/26	50,000	50,901
5.750% due 06/01/28	25,000	25,859
Hasbro Inc
3.150% due 05/15/21	50,000	49,436
3.500% due 09/15/27	30,000	27,888
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	25,824
Kohl’s Corp
3.250% due 02/01/23	100,000	96,522
4.250% due 07/17/25	50,000	50,004
5.550% due 07/17/45	50,000	48,121
Lear Corp 5.250% due 01/15/25	65,000	67,211
Leggett & Platt Inc 3.800% due 11/15/24	50,000	48,660
Lowe’s Cos Inc
3.100% due 05/03/27	200,000	190,968
3.120% due 04/15/22	100,000	99,432
3.700% due 04/15/46	250,000	227,226
3.875% due 09/15/23	100,000	101,797
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	48,055
3.875% due 01/15/22	100,000	99,776
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	25,289

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Marriott International Inc
2.875% due 03/01/21	$50,000	$49,273
3.125% due 06/15/26	200,000	186,832
3.375% due 10/15/20	83,000	82,973
McDonald’s Corp
2.750% due 12/09/20	45,000	44,758
3.350% due 04/01/23	25,000	24,808
3.375% due 05/26/25	100,000	97,484
3.500% due 07/15/20	50,000	50,221
3.500% due 03/01/27	50,000	48,620
3.700% due 01/30/26	160,000	158,702
3.700% due 02/15/42	200,000	175,302
3.800% due 04/01/28	25,000	24,611
4.450% due 09/01/48	10,000	9,903
4.875% due 07/15/40	10,000	10,410
4.875% due 12/09/45	250,000	262,043
Newell Brands Inc
3.150% due 04/01/21	125,000	123,065
3.850% due 04/01/23	20,000	19,592
4.200% due 04/01/26	225,000	214,108
5.375% due 04/01/36	15,000	14,466
5.500% due 04/01/46	20,000	19,135
NIKE Inc
2.250% due 05/01/23	27,000	25,826
3.375% due 11/01/46	200,000	175,808
3.625% due 05/01/43	25,000	23,168
Nordstrom Inc 4.000% due 10/15/21	250,000	253,977
O’Reilly Automotive Inc
3.800% due 09/01/22	100,000	100,497
4.350% due 06/01/28	100,000	100,527
PACCAR Financial Corp
2.300% due 08/10/22	100,000	95,889
3.400% due 08/09/23	25,000	24,894
QVC Inc 5.450% due 08/15/34	100,000	89,525
Ralph Lauren Corp 3.750% due 09/15/25	50,000	49,474
Southwest Airlines Co 2.750% due 11/06/19	50,000	49,839
Starbucks Corp
2.100% due 02/04/21	60,000	58,594
2.200% due 11/22/20	20,000	19,615
2.450% due 06/15/26	50,000	45,084
3.500% due 03/01/28	100,000	96,151
3.750% due 12/01/47	35,000	30,542
3.800% due 08/15/25	100,000	99,458
4.300% due 06/15/45	35,000	33,258
Tapestry Inc 4.125% due 07/15/27	100,000	95,163
Target Corp
2.500% due 04/15/26	225,000	208,517
2.900% due 01/15/22	100,000	99,266
3.625% due 04/15/46	25,000	22,694
3.900% due 11/15/47	250,000	236,367
The Home Depot Inc
2.000% due 04/01/21	50,000	48,759
2.125% due 09/15/26	300,000	269,021
2.700% due 04/01/23	100,000	97,724
3.000% due 04/01/26	25,000	24,014
3.350% due 09/15/25	45,000	44,498
3.500% due 09/15/56	55,000	48,026
4.200% due 04/01/43	300,000	302,564
4.400% due 04/01/21	100,000	102,917
5.875% due 12/16/36	75,000	91,644
Toyota Motor Credit Corp
1.900% due 04/08/21	100,000	96,907
2.150% due 03/12/20	500,000	495,309
2.600% due 01/11/22	100,000	97,876
2.625% due 01/10/23	100,000	96,849

	Principal Amount	Value
3.200% due 01/11/27	$100,000	$96,359
3.450% due 09/20/23	100,000	99,784
4.250% due 01/11/21	100,000	102,372
United Airlines Pass-Through Trust ‘A’
3.450% due 01/07/30	28,417	27,308
4.000% due 10/11/27	89,121	90,273
United Airlines Pass-Through Trust ‘AA’
2.875% due 04/07/30	146,035	136,261
3.100% due 01/07/30	47,362	45,128
3.450% due 06/01/29	22,582	21,849
Walgreen Co 3.100% due 09/15/22	75,000	73,339
Walgreens Boots Alliance Inc
3.450% due 06/01/26	30,000	28,552
3.800% due 11/18/24	200,000	197,711
4.650% due 06/01/46	20,000	19,177
4.800% due 11/18/44	165,000	160,548
Walmart Inc
2.650% due 12/15/24	1,000,000	957,694
3.125% due 06/23/21	550,000	551,318
3.300% due 04/22/24	300,000	299,723
3.400% due 06/26/23	50,000	50,199
3.700% due 06/26/28	100,000	100,186
3.950% due 06/28/38	25,000	24,981
4.050% due 06/29/48	65,000	65,129
WW Grainger Inc
3.750% due 05/15/46	50,000	45,467
4.600% due 06/15/45	20,000	20,827

		16,690,150

Consumer, Non-Cyclical - 4.5%

Abbott Laboratories
2.900% due 11/30/21	150,000	148,242
2.950% due 03/15/25	100,000	95,576
3.250% due 04/15/23	100,000	99,331
3.400% due 11/30/23	100,000	99,692
3.750% due 11/30/26	400,000	399,434
4.750% due 11/30/36	100,000	106,634
4.900% due 11/30/46	100,000	108,881
6.150% due 11/30/37	25,000	30,130
AbbVie Inc
2.300% due 05/14/21	300,000	292,163
2.500% due 05/14/20	150,000	148,358
2.850% due 05/14/23	50,000	48,180
2.900% due 11/06/22	200,000	194,445
3.200% due 11/06/22	70,000	68,856
3.200% due 05/14/26	100,000	93,236
3.600% due 05/14/25	175,000	169,568
4.300% due 05/14/36	50,000	46,982
4.400% due 11/06/42	125,000	115,974
4.450% due 05/14/46	100,000	92,878
4.500% due 05/14/35	160,000	153,947
4.700% due 05/14/45	50,000	48,138
Aetna Inc
2.750% due 11/15/22	125,000	120,650
2.800% due 06/15/23	25,000	23,977
3.500% due 11/15/24	100,000	97,885
3.875% due 08/15/47	30,000	26,516
4.125% due 11/15/42	100,000	91,814
Allergan Finance LLC
3.250% due 10/01/22	100,000	98,255
4.625% due 10/01/42	100,000	94,848
Allergan Funding SCS
3.000% due 03/12/20	70,000	69,941
3.800% due 03/15/25	70,000	68,617
4.550% due 03/15/35	320,000	311,603
4.750% due 03/15/45	330,000	321,538
Allergan Inc 2.800% due 03/15/23	25,000	23,855

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Altria Group Inc
4.500% due 05/02/43	$100,000	$96,662
4.750% due 05/05/21	200,000	207,016
AmerisourceBergen Corp
3.400% due 05/15/24	100,000	97,625
3.450% due 12/15/27	50,000	46,724
Amgen Inc
2.650% due 05/11/22	150,000	145,784
3.200% due 11/02/27	50,000	47,026
3.625% due 05/22/24	100,000	100,064
4.400% due 05/01/45	100,000	97,022
5.150% due 11/15/41	174,000	184,218
5.750% due 03/15/40	400,000	446,786
6.400% due 02/01/39	225,000	269,570
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	160,000	157,794
3.300% due 02/01/23	300,000	296,468
3.650% due 02/01/26	700,000	679,893
3.700% due 02/01/24	200,000	199,594
4.625% due 02/01/44	300,000	289,170
4.700% due 02/01/36	275,000	275,836
4.900% due 02/01/46	330,000	331,938
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	100,000	96,622
3.500% due 01/12/24	355,000	351,637
3.750% due 07/15/42	100,000	86,824
4.000% due 04/13/28	80,000	78,965
4.375% due 02/15/21	200,000	205,521
4.375% due 04/15/38	35,000	33,747
4.439% due 10/06/48	200,000	188,168
4.600% due 04/15/48	50,000	48,547
4.750% due 04/15/58	100,000	97,310
4.950% due 01/15/42	300,000	306,406
Anthem Inc
2.500% due 11/21/20	15,000	14,770
2.950% due 12/01/22	50,000	48,652
3.300% due 01/15/23	75,000	74,062
3.350% due 12/01/24	400,000	389,072
3.650% due 12/01/27	30,000	28,565
4.375% due 12/01/47	30,000	28,517
4.625% due 05/15/42	100,000	97,921
4.650% due 01/15/43	50,000	49,324
Archer-Daniels-Midland Co
3.750% due 09/15/47	100,000	91,625
4.016% due 04/16/43	50,000	47,964
4.479% due 03/01/21	100,000	102,925
Ascension Health 3.945% due 11/15/46	70,000	67,969
AstraZeneca PLC (United Kingdom)
2.375% due 11/16/20	100,000	98,638
2.375% due 06/12/22	100,000	96,119
3.125% due 06/12/27	100,000	93,454
3.375% due 11/16/25	100,000	96,857
4.000% due 09/18/42	25,000	23,608
4.375% due 11/16/45	25,000	24,670
6.450% due 09/15/37	100,000	125,845
Automatic Data Processing Inc
2.250% due 09/15/20	50,000	49,374
3.375% due 09/15/25	25,000	24,817
BAT Capital Corp (United Kingdom)
2.297% due 08/14/20 ~	200,000	196,076
2.764% due 08/15/22 ~	150,000	144,649
3.222% due 08/15/24 ~	100,000	95,413
3.557% due 08/15/27 ~	100,000	93,247
4.390% due 08/15/37 ~	70,000	65,251
4.540% due 08/15/47 ~	210,000	192,901

	Principal Amount	Value
Baxalta Inc
2.875% due 06/23/20	$45,000	$44,644
4.000% due 06/23/25	15,000	14,857
5.250% due 06/23/45	9,000	9,687
Becton Dickinson & Co
2.404% due 06/05/20	35,000	34,482
2.894% due 06/06/22	265,000	257,829
3.125% due 11/08/21	100,000	98,475
3.363% due 06/06/24	50,000	48,356
3.700% due 06/06/27	150,000	143,667
3.734% due 12/15/24	129,000	126,476
4.669% due 06/06/47	50,000	49,572
Bestfoods 7.250% due 12/15/26	200,000	247,875
Biogen Inc 5.200% due 09/15/45	300,000	319,050
Block Financial LLC 4.125% due 10/01/20	100,000	100,981
Boston Scientific Corp 3.375% due 05/15/22	300,000	297,037
Bristol-Myers Squibb Co
3.250% due 02/27/27	100,000	97,449
3.250% due 08/01/42	100,000	85,942
Brown-Forman Corp 4.500% due 07/15/45	40,000	42,086
Bunge Ltd Finance Corp
3.000% due 09/25/22	55,000	52,667
3.250% due 08/15/26	20,000	18,120
3.750% due 09/25/27	30,000	27,625
Campbell Soup Co
2.500% due 08/02/22	100,000	94,934
3.650% due 03/15/23	50,000	49,080
4.150% due 03/15/28	100,000	95,374
4.800% due 03/15/48	20,000	18,202
Cardinal Health Inc
2.616% due 06/15/22	50,000	47,846
3.079% due 06/15/24	50,000	47,281
3.410% due 06/15/27	100,000	92,419
3.750% due 09/15/25	50,000	48,185
4.368% due 06/15/47	50,000	44,971
4.900% due 09/15/45	50,000	47,760
Catholic Health Initiatives 4.350% due 11/01/42	150,000	135,439
Celgene Corp
2.875% due 02/19/21	25,000	24,727
3.250% due 08/15/22	100,000	98,695
3.250% due 02/20/23	50,000	49,007
3.450% due 11/15/27	50,000	46,747
3.875% due 08/15/25	300,000	295,834
3.900% due 02/20/28	100,000	96,380
4.000% due 08/15/23	100,000	101,066
4.350% due 11/15/47	50,000	44,865
4.550% due 02/20/48	100,000	93,269
Church & Dwight Co Inc
2.450% due 12/15/19	50,000	49,640
2.450% due 08/01/22	100,000	96,002
Cigna Corp
3.050% due 10/15/27	30,000	27,150
3.875% due 10/15/47	50,000	42,982
4.500% due 03/15/21	100,000	102,088
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	150,276
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	94,511
Conagra Brands Inc 3.200% due 01/25/23	79,000	76,673
Constellation Brands Inc
2.700% due 05/09/22	200,000	192,989
3.500% due 05/09/27	15,000	14,030
3.750% due 05/01/21	20,000	20,121

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
3.875% due 11/15/19	$20,000	$20,170
4.250% due 05/01/23	85,000	86,201
CVS Health Corp
2.125% due 06/01/21	400,000	386,323
2.800% due 07/20/20	200,000	198,134
2.875% due 06/01/26	100,000	91,817
3.350% due 03/09/21	125,000	124,835
3.700% due 03/09/23	585,000	582,974
3.875% due 07/20/25	200,000	197,265
4.100% due 03/25/25	150,000	149,745
4.300% due 03/25/28	485,000	481,140
4.780% due 03/25/38	95,000	94,557
5.050% due 03/25/48	495,000	507,653
5.125% due 07/20/45	105,000	108,203
5.300% due 12/05/43	200,000	209,446
Danaher Corp
3.350% due 09/15/25	30,000	29,505
4.375% due 09/15/45	30,000	30,560
Diageo Capital PLC (United Kingdom)
3.875% due 05/18/28	200,000	201,346
3.875% due 04/29/43	100,000	95,479
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	147,382
Dignity Health 5.267% due 11/01/64	100,000	98,747
Ecolab Inc
2.375% due 08/10/22	200,000	191,867
4.350% due 12/08/21	82,000	84,503
Eli Lilly & Co
3.700% due 03/01/45	200,000	189,117
5.500% due 03/15/27	100,000	113,789
Equifax Inc 2.300% due 06/01/21	50,000	48,250
Express Scripts Holding Co
3.000% due 07/15/23	50,000	48,190
3.300% due 02/25/21	300,000	298,625
3.400% due 03/01/27	20,000	18,609
3.900% due 02/15/22	300,000	301,883
4.800% due 07/15/46	15,000	14,673
General Mills Inc
3.200% due 04/16/21	15,000	14,911
3.200% due 02/10/27	100,000	91,807
3.700% due 10/17/23	40,000	39,794
4.200% due 04/17/28	50,000	49,410
4.550% due 04/17/38	15,000	14,407
4.700% due 04/17/48	20,000	19,238
5.400% due 06/15/40	45,000	46,966
Gilead Sciences Inc
1.950% due 03/01/22	230,000	220,078
2.550% due 09/01/20	300,000	297,058
2.950% due 03/01/27	100,000	93,131
3.250% due 09/01/22	170,000	169,231
3.650% due 03/01/26	100,000	98,316
4.150% due 03/01/47	75,000	71,100
4.400% due 12/01/21	100,000	103,305
4.500% due 02/01/45	210,000	208,754
4.600% due 09/01/35	45,000	46,429
4.750% due 03/01/46	50,000	51,581
GlaxoSmithKline Capital Inc (United Kingdom)
3.625% due 05/15/25	85,000	84,899
3.875% due 05/15/28	300,000	303,319
6.375% due 05/15/38	100,000	128,610
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	200,000	196,690
3.125% due 05/14/21	105,000	104,872
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	102,201

	Principal Amount	Value
Halfmoon Parent Inc
3.200% due 09/17/20 ~	$100,000	$99,668
3.400% due 09/17/21 ~	40,000	39,877
3.750% due 07/15/23 ~	110,000	109,700
4.125% due 11/15/25 ~	45,000	44,925
4.375% due 10/15/28 ~	80,000	79,883
4.800% due 08/15/38 ~	60,000	60,097
4.900% due 12/15/48 ~	55,000	55,147
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	75,537
Humana Inc
3.850% due 10/01/24	100,000	99,516
4.625% due 12/01/42	100,000	99,213
Ingredion Inc 3.200% due 10/01/26	100,000	92,879
Johnson & Johnson
1.650% due 03/01/21	50,000	48,459
2.050% due 03/01/23	50,000	47,904
2.250% due 03/03/22	150,000	146,491
2.450% due 12/05/21	150,000	147,492
2.450% due 03/01/26	50,000	46,771
2.900% due 01/15/28	200,000	189,798
2.950% due 03/03/27	150,000	144,196
3.400% due 01/15/38	50,000	46,614
3.500% due 01/15/48	65,000	59,596
3.550% due 03/01/36	25,000	23,899
3.625% due 03/03/37	132,000	127,105
3.700% due 03/01/46	25,000	23,851
3.750% due 03/03/47	50,000	48,079
4.850% due 05/15/41	50,000	56,179
5.950% due 08/15/37	100,000	125,656
Kaiser Foundation Hospitals
3.150% due 05/01/27	225,000	215,906
4.150% due 05/01/47	20,000	19,991
Kellogg Co
3.400% due 11/15/27	100,000	93,075
4.300% due 05/15/28	100,000	99,447
4.500% due 04/01/46	150,000	142,843
Keurig Dr Pepper Inc 2.550% due 09/15/26	50,000	43,748
3.130% due 12/15/23	50,000	47,703
3.430% due 06/15/27	35,000	32,395
4.057% due 05/25/23 ~	350,000	350,799
4.420% due 12/15/46	250,000	228,611
4.985% due 05/25/38 ~	325,000	329,405
Kimberly-Clark Corp
3.050% due 08/15/25	50,000	48,097
6.625% due 08/01/37	100,000	131,419
Kraft Heinz Foods Co
2.800% due 07/02/20	400,000	396,754
3.000% due 06/01/26	80,000	73,110
3.375% due 06/15/21	25,000	24,882
3.500% due 06/06/22	200,000	198,891
4.000% due 06/15/23	100,000	100,279
4.375% due 06/01/46	115,000	101,790
4.625% due 01/30/29	100,000	99,976
6.500% due 02/09/40	175,000	196,400
Laboratory Corp of America Holdings
3.600% due 09/01/27	100,000	95,770
4.625% due 11/15/20	100,000	102,113
4.700% due 02/01/45	50,000	48,640
Life Technologies Corp 6.000% due 03/01/20	100,000	103,629
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	127,259
McCormick & Co Inc 3.400% due 08/15/27	50,000	47,648
McKesson Corp 3.796% due 03/15/24	300,000	298,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	$200,000	$202,519
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	50,640
Medtronic Global Holdings SCA 3.350% due 04/01/27	50,000	48,843
Medtronic Inc
2.500% due 03/15/20	55,000	54,644
2.750% due 04/01/23	50,000	48,655
3.150% due 03/15/22	125,000	124,198
3.500% due 03/15/25	380,000	377,282
4.375% due 03/15/35	365,000	377,680
4.500% due 03/15/42	100,000	103,316
4.625% due 03/15/45	80,000	84,786
Merck & Co Inc
2.400% due 09/15/22	100,000	96,964
2.750% due 02/10/25	400,000	384,911
3.600% due 09/15/42	300,000	283,321
4.150% due 05/18/43	100,000	102,286
Molson Coors Brewing Co
2.100% due 07/15/21	35,000	33,675
3.000% due 07/15/26	245,000	222,549
4.200% due 07/15/46	40,000	35,563
5.000% due 05/01/42	100,000	99,782
Mondelez International Inc 4.125% due 05/07/28	100,000	98,951
Moody’s Corp
2.750% due 12/15/21	50,000	48,937
3.250% due 06/07/21	75,000	74,657
4.875% due 02/15/24	50,000	52,307
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	46,993
Mylan NV
3.150% due 06/15/21	100,000	98,500
3.950% due 06/15/26	100,000	94,752
5.250% due 06/15/46	265,000	248,358
Northwell Healthcare Inc 4.260% due 11/01/47	100,000	95,132
Northwestern University 3.662% due 12/01/57	25,000	23,875
Novartis Capital Corp (Switzerland)
1.800% due 02/14/20	25,000	24,645
2.400% due 05/17/22	50,000	48,529
2.400% due 09/21/22	75,000	72,514
3.000% due 11/20/25	100,000	96,057
3.100% due 05/17/27	30,000	28,803
3.400% due 05/06/24	150,000	150,465
4.000% due 11/20/45	100,000	100,413
4.400% due 04/24/20	50,000	51,103
NYU Langone Hospitals 4.368% due 07/01/47	25,000	25,251
Pepsi-Cola Metropolitan Bottling Co Inc 7.000% due 03/01/29	200,000	255,266
PepsiCo Inc
1.850% due 04/30/20	100,000	98,430
2.000% due 04/15/21	100,000	97,362
2.250% due 05/02/22	50,000	48,437
2.375% due 10/06/26	55,000	50,328
2.750% due 03/01/23	100,000	97,813
2.750% due 04/30/25	100,000	95,664
3.000% due 10/15/27	200,000	191,017
3.100% due 07/17/22	50,000	49,778
3.450% due 10/06/46	60,000	53,976
3.500% due 07/17/25	50,000	50,042
3.600% due 03/01/24	71,000	71,702
4.000% due 05/02/47	35,000	34,380
4.450% due 04/14/46	150,000	158,235
4.600% due 07/17/45	35,000	37,299

	Principal Amount	Value
Pfizer Inc
2.200% due 12/15/21	$50,000	$48,650
3.000% due 09/15/21	40,000	39,997
3.000% due 12/15/26	100,000	95,934
3.200% due 09/15/23	50,000	49,609
3.400% due 05/15/24	550,000	550,313
3.600% due 09/15/28	100,000	98,877
4.100% due 09/15/38	50,000	49,817
4.125% due 12/15/46	265,000	262,387
4.200% due 09/15/48	35,000	35,092
Philip Morris International Inc
2.000% due 02/21/20	35,000	34,531
2.125% due 05/10/23	25,000	23,491
2.625% due 02/18/22	25,000	24,338
3.125% due 08/17/27	300,000	283,984
3.250% due 11/10/24	125,000	122,181
3.375% due 08/11/25	50,000	48,717
4.250% due 11/10/44	30,000	28,347
4.500% due 03/20/42	200,000	195,608
6.375% due 05/16/38	100,000	120,431
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	114,877
Princeton University 5.700% due 03/01/39	50,000	62,214
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	32,659
Quest Diagnostics Inc
2.500% due 03/30/20	300,000	296,829
4.750% due 01/30/20	15,000	15,321
Reynolds American Inc (United Kingdom)
4.450% due 06/12/25	200,000	201,671
6.150% due 09/15/43	300,000	335,004
S&P Global Inc
4.000% due 06/15/25	50,000	50,192
4.400% due 02/15/26	100,000	102,701
Sanofi (France)
3.375% due 06/19/23	100,000	100,109
4.000% due 03/29/21	200,000	203,981
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/21	250,000	241,709
3.200% due 09/23/26	250,000	231,118
SSM Health Care Corp 3.688% due 06/01/23	50,000	50,065
Stryker Corp
4.100% due 04/01/43	100,000	93,070
4.375% due 05/15/44	300,000	290,160
Sysco Corp
2.500% due 07/15/21	35,000	34,200
2.600% due 10/01/20	50,000	49,401
2.600% due 06/12/22	100,000	96,710
3.250% due 07/15/27	50,000	47,042
3.550% due 03/15/25	50,000	48,969
3.750% due 10/01/25	25,000	24,700
4.450% due 03/15/48	50,000	48,884
4.500% due 04/01/46	25,000	24,675
4.850% due 10/01/45	15,000	15,536
The Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/48	125,000	119,565
The Clorox Co 3.800% due 11/15/21	100,000	101,492
The Coca-Cola Co
1.875% due 10/27/20	50,000	48,910
2.500% due 04/01/23	200,000	193,586
2.550% due 06/01/26	100,000	92,302
2.875% due 10/27/25	50,000	47,890
3.150% due 11/15/20	200,000	200,637
3.300% due 09/01/21	100,000	100,816

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
The Estee Lauder Cos Inc
1.700% due 05/10/21	$30,000	$28,883
3.150% due 03/15/27	50,000	47,593
4.150% due 03/15/47	30,000	30,121
The George Washington University 4.300% due 09/15/44	50,000	51,177
The Hershey Co
2.300% due 08/15/26	50,000	45,094
3.375% due 05/15/23	50,000	49,951
The JM Smucker Co 4.375% due 03/15/45	350,000	322,726
The Kroger Co
2.600% due 02/01/21	50,000	49,046
2.800% due 08/01/22	100,000	96,758
3.300% due 01/15/21	100,000	100,055
3.500% due 02/01/26	50,000	47,897
3.850% due 08/01/23	150,000	150,519
3.875% due 10/15/46	200,000	167,195
4.650% due 01/15/48	100,000	94,455
5.150% due 08/01/43	25,000	24,915
The Procter & Gamble Co
2.300% due 02/06/22	100,000	97,305
2.450% due 11/03/26	300,000	278,146
The Western Union Co 4.250% due 06/09/23	100,000	99,792
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	27,862
3.000% due 04/15/23	70,000	67,922
3.150% due 01/15/23	100,000	97,812
3.650% due 12/15/25	100,000	98,028
4.150% due 02/01/24	100,000	101,953
5.300% due 02/01/44	100,000	109,945
Total System Services Inc 4.000% due 06/01/23	300,000	302,206
Tyson Foods Inc
2.250% due 08/23/21	15,000	14,447
4.500% due 06/15/22	300,000	309,136
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	100,000	96,228
3.500% due 03/22/28	200,000	196,204
5.900% due 11/15/32	50,000	61,250
UnitedHealth Group Inc
2.700% due 07/15/20	30,000	29,818
2.950% due 10/15/27	400,000	374,888
3.150% due 06/15/21	50,000	49,893
3.450% due 01/15/27	150,000	146,917
3.500% due 06/15/23	50,000	50,124
3.750% due 07/15/25	75,000	75,397
3.850% due 06/15/28	100,000	100,314
4.200% due 01/15/47	125,000	124,440
4.250% due 06/15/48	50,000	50,045
4.625% due 11/15/41	300,000	315,164
4.750% due 07/15/45	50,000	53,552
6.875% due 02/15/38	250,000	333,492
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	46,078
University of Southern California 3.028% due 10/01/39	50,000	44,470
Verisk Analytics Inc 4.125% due 09/12/22	100,000	101,263
Wyeth LLC
5.950% due 04/01/37	50,000	60,645
6.500% due 02/01/34	100,000	125,348
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	98,906
3.550% due 04/01/25	370,000	355,383
Zoetis Inc 3.250% due 02/01/23	300,000	295,034

		47,561,821

	Principal Amount	Value
Energy - 2.6%

Anadarko Petroleum Corp
3.450% due 07/15/24	$100,000	$96,365
6.200% due 03/15/40	100,000	111,093
6.450% due 09/15/36	150,000	171,440
6.600% due 03/15/46	200,000	235,688
Andeavor
3.800% due 04/01/28	30,000	28,568
4.500% due 04/01/48	25,000	23,356
4.750% due 12/15/23	150,000	154,981
5.125% due 12/15/26	50,000	52,374
Andeavor Logistics LP 4.250% due 12/01/27	250,000	244,595
Apache Corp
3.250% due 04/15/22	158,000	155,642
4.375% due 10/15/28	300,000	295,537
4.750% due 04/15/43	50,000	47,339
5.100% due 09/01/40	100,000	99,098
5.250% due 02/01/42	25,000	25,182
6.000% due 01/15/37	14,000	15,325
Baker Hughes a GE Co LLC
2.773% due 12/15/22	50,000	48,538
3.337% due 12/15/27	100,000	94,076
4.080% due 12/15/47	50,000	45,414
5.125% due 09/15/40	50,000	52,673
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	101,437
BP Capital Markets PLC (United Kingdom)
2.112% due 09/16/21	200,000	193,347
2.315% due 02/13/20	100,000	99,095
2.750% due 05/10/23	250,000	241,850
3.119% due 05/04/26	25,000	23,853
3.224% due 04/14/24	100,000	97,803
3.561% due 11/01/21	100,000	100,684
3.588% due 04/14/27	100,000	97,851
3.723% due 11/28/28	400,000	396,297
Buckeye Partners LP 3.950% due 12/01/26	20,000	18,478
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	130,061
Canadian Natural Resources Ltd (Canada)
2.950% due 01/15/23	50,000	48,250
3.800% due 04/15/24	43,000	42,601
3.850% due 06/01/27	50,000	48,759
4.950% due 06/01/47	25,000	25,987
6.750% due 02/01/39	90,000	110,294
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	45,000	43,139
4.250% due 04/15/27	300,000	290,393
4.450% due 09/15/42	100,000	87,841
5.250% due 06/15/37	35,000	34,762
5.400% due 06/15/47	50,000	50,484
5.700% due 10/15/19	65,000	66,545
Chevron Corp
2.100% due 05/16/21	100,000	97,573
2.355% due 12/05/22	250,000	241,041
2.419% due 11/17/20	50,000	49,412
2.566% due 05/16/23	100,000	96,729
2.954% due 05/16/26	100,000	95,553
3.191% due 06/24/23	200,000	198,591
3.326% due 11/17/25	50,000	49,350
Cimarex Energy Co 3.900% due 05/15/27	155,000	148,170
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	191,936
Concho Resources Inc
4.300% due 08/15/28	350,000	349,109
4.375% due 01/15/25	50,000	50,385
4.850% due 08/15/48	50,000	50,269

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
ConocoPhillips 6.500% due 02/01/39	$250,000	$325,042
ConocoPhillips Co 4.950% due 03/15/26	50,000	53,997
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	124,949
Continental Resources Inc
3.800% due 06/01/24	55,000	53,988
4.375% due 01/15/28	55,000	54,659
4.500% due 04/15/23	80,000	81,468
4.900% due 06/01/44	35,000	34,628
5.000% due 09/15/22	84,000	85,309
Devon Energy Corp
5.000% due 06/15/45	105,000	105,271
5.850% due 12/15/25	50,000	54,545
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	87,762
5.875% due 09/18/23	50,000	53,400
5.875% due 05/28/45	200,000	198,550
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	192,194
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	15,375
7.500% due 04/15/38	50,000	64,577
Enbridge Inc (Canada)
2.900% due 07/15/22	100,000	97,066
3.700% due 07/15/27	100,000	96,710
4.500% due 06/10/44	150,000	145,906
Encana Corp (Canada) 3.900% due 11/15/21	200,000	200,982
Energy Transfer Partners LP
3.600% due 02/01/23	400,000	393,440
4.050% due 03/15/25	100,000	97,995
4.200% due 04/15/27	100,000	96,718
4.900% due 02/01/24	100,000	103,161
5.300% due 04/15/47	100,000	97,089
5.950% due 10/01/43	100,000	104,162
6.125% due 12/15/45	200,000	213,750
6.500% due 02/01/42	100,000	110,022
Enterprise Products Operating LLC
2.800% due 02/15/21	250,000	246,927
4.250% due 02/15/48	25,000	23,593
4.450% due 02/15/43	300,000	291,521
4.850% due 03/15/44	300,000	306,426
5.375% due 02/15/78	50,000	46,429
6.125% due 10/15/39	115,000	134,804
6.875% due 03/01/33	150,000	186,363
EOG Resources Inc 3.150% due 04/01/25	350,000	339,345
EQT Corp 3.000% due 10/01/22	200,000	193,987
EQT Midstream Partners LP 4.125% due 12/01/26	35,000	32,938
Equinor ASA (Norway)
2.450% due 01/17/23	100,000	96,368
2.900% due 11/08/20	90,000	89,510
3.150% due 01/23/22	100,000	99,587
3.700% due 03/01/24	200,000	201,775
3.950% due 05/15/43	300,000	292,483
Exxon Mobil Corp
2.222% due 03/01/21	40,000	39,239
2.709% due 03/06/25	300,000	287,546
3.043% due 03/01/26	450,000	436,728
3.176% due 03/15/24	200,000	198,352
4.114% due 03/01/46	65,000	66,024
Halliburton Co
3.250% due 11/15/21	100,000	100,194
3.800% due 11/15/25	245,000	243,193
4.850% due 11/15/35	50,000	52,392
5.000% due 11/15/45	42,000	44,953
7.450% due 09/15/39	25,000	33,589

	Principal Amount	Value
Hess Corp
4.300% due 04/01/27	$50,000	$48,544
5.600% due 02/15/41	50,000	50,738
5.800% due 04/01/47	50,000	52,767
7.125% due 03/15/33	50,000	57,455
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	100,889
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	100,721
4.150% due 02/01/24	100,000	100,379
5.300% due 09/15/20	50,000	51,787
5.400% due 09/01/44	250,000	257,159
6.950% due 01/15/38	200,000	242,573
Kinder Morgan Inc
3.050% due 12/01/19	100,000	99,871
3.150% due 01/15/23	250,000	243,388
5.300% due 12/01/34	70,000	72,467
6.500% due 09/15/20	300,000	317,205
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	45,876
4.250% due 09/15/46	70,000	65,466
5.000% due 03/01/26	50,000	53,212
Marathon Oil Corp
2.800% due 11/01/22	100,000	96,188
3.850% due 06/01/25	50,000	48,928
4.400% due 07/15/27	100,000	100,124
5.200% due 06/01/45	50,000	52,240
Marathon Petroleum Corp
3.400% due 12/15/20	50,000	50,059
6.500% due 03/01/41	100,000	117,239
MPLX LP
3.375% due 03/15/23	25,000	24,483
4.000% due 03/15/28	320,000	308,212
4.500% due 04/15/38	30,000	28,330
4.700% due 04/15/48	45,000	42,238
4.875% due 12/01/24	250,000	259,972
4.900% due 04/15/58	15,000	13,609
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	95,358
3.950% due 12/01/42	100,000	87,257
Nexen Energy ULC (China) 7.500% due 07/30/39	300,000	411,755
Noble Energy Inc
3.850% due 01/15/28	50,000	47,297
4.150% due 12/15/21	100,000	101,292
5.050% due 11/15/44	150,000	145,611
Occidental Petroleum Corp
2.700% due 02/15/23	200,000	193,490
4.100% due 02/01/21	100,000	101,784
4.100% due 02/15/47	50,000	48,490
4.200% due 03/15/48	300,000	295,695
ONEOK Inc
4.000% due 07/13/27	130,000	125,875
4.550% due 07/15/28	50,000	50,317
4.950% due 07/13/47	50,000	49,795
5.200% due 07/15/48	25,000	25,540
ONEOK Partners LP 3.375% due 10/01/22	100,000	98,557
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	255,421
Petroleos Mexicanos (Mexico)
4.250% due 01/15/25	200,000	189,300
4.500% due 01/23/26	250,000	234,375
4.875% due 01/24/22	100,000	101,400
5.350% due 02/12/28 ~	55,000	51,975
5.500% due 01/21/21	100,000	103,391
5.625% due 01/23/46	150,000	127,710
6.350% due 02/12/48 ~	30,000	27,630
6.375% due 02/04/21	100,000	105,101
6.500% due 03/13/27	1,000,000	1,024,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
6.500% due 06/02/41	$400,000	$376,000
6.625% due 06/15/35	200,000	199,700
6.875% due 08/04/26	100,000	105,740
Phillips 66
4.300% due 04/01/22	100,000	102,893
4.650% due 11/15/34	200,000	203,173
Phillips 66 Partners LP
3.550% due 10/01/26	50,000	47,219
4.900% due 10/01/46	25,000	24,594
Pioneer Natural Resources Co
3.950% due 07/15/22	100,000	100,886
4.450% due 01/15/26	50,000	51,357
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	150,036
4.650% due 10/15/25	100,000	101,154
4.700% due 06/15/44	50,000	45,401
5.000% due 02/01/21	50,000	51,155
Sabine Pass Liquefaction LLC
4.200% due 03/15/28	200,000	194,284
5.625% due 02/01/21	210,000	218,527
5.625% due 03/01/25	165,000	176,141
5.750% due 05/15/24	165,000	177,285
Schlumberger Investment SA 3.650% due 12/01/23	42,000	42,351
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	50,000	48,096
1.875% due 05/10/21	100,000	96,815
2.125% due 05/11/20	100,000	98,696
2.375% due 08/21/22	100,000	96,838
2.500% due 09/12/26	50,000	46,204
2.875% due 05/10/26	100,000	95,018
3.250% due 05/11/25	100,000	98,153
3.625% due 08/21/42	100,000	92,849
3.750% due 09/12/46	50,000	47,058
4.000% due 05/10/46	100,000	97,939
4.125% due 05/11/35	263,000	266,523
4.550% due 08/12/43	550,000	578,159
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	102,320
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,855
Suncor Energy Inc (Canada) 4.000% due 11/15/47	70,000	66,156
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	97,759
3.900% due 07/15/26	100,000	94,987
TC PipeLines LP 3.900% due 05/25/27	20,000	19,011
The Williams Cos Inc
3.600% due 03/15/22	100,000	99,476
3.700% due 01/15/23	25,000	24,750
3.750% due 06/15/27	50,000	47,802
4.000% due 11/15/21	100,000	100,979
4.000% due 09/15/25	300,000	295,500
4.550% due 06/24/24	85,000	86,438
5.100% due 09/15/45	100,000	100,988
5.750% due 06/24/44	35,000	37,533
6.300% due 04/15/40	20,000	22,652
Total Capital International SA (France) 3.700% due 01/15/24	200,000	201,550
Total Capital SA (France)
4.125% due 01/28/21	100,000	102,012
4.450% due 06/24/20	200,000	204,941
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	96,034
3.750% due 10/16/23	100,000	100,057
7.250% due 08/15/38	300,000	376,952
7.625% due 01/15/39	50,000	66,690

	Principal Amount	Value
Transcontinental Gas Pipe Line Co LLC
4.000% due 03/15/28	$50,000	$48,925
4.450% due 08/01/42	150,000	143,647
4.600% due 03/15/48	150,000	146,314
Valero Energy Corp
3.400% due 09/15/26	100,000	95,066
6.125% due 02/01/20	50,000	51,885
6.625% due 06/15/37	150,000	181,663
Valero Energy Partners LP 4.375% due 12/15/26	65,000	63,886
Western Gas Partners LP 5.375% due 06/01/21	200,000	206,827

		27,924,628

Financial - 10.3%

AerCap Ireland Capital DAC (Ireland)
3.875% due 01/23/28	150,000	139,348
3.950% due 02/01/22	175,000	174,617
4.500% due 05/15/21	150,000	152,411
4.625% due 10/30/20	150,000	152,930
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	47,819
Aflac Inc
3.625% due 06/15/23	200,000	200,514
4.000% due 02/15/22	100,000	101,890
African Development Bank (Multi-National)
1.375% due 02/12/20	200,000	196,101
2.125% due 11/16/22	250,000	241,070
Air Lease Corp
2.625% due 07/01/22	50,000	47,892
2.750% due 01/15/23	100,000	94,901
3.250% due 03/01/25	100,000	93,571
3.875% due 07/03/23	150,000	148,767
Aircastle Ltd
4.125% due 05/01/24	30,000	29,454
5.000% due 04/01/23	30,000	30,835
5.125% due 03/15/21	30,000	30,809
5.500% due 02/15/22	30,000	31,201
6.250% due 12/01/19	30,000	30,950
7.625% due 04/15/20	20,000	21,176
Alexandria Real Estate Equities Inc REIT
3.450% due 04/30/25	300,000	287,170
3.950% due 01/15/27	25,000	24,139
4.500% due 07/30/29	20,000	19,947
Alleghany Corp 4.950% due 06/27/22	100,000	104,078
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	99,327
American Express Co
2.200% due 10/30/20	230,000	225,251
2.500% due 08/01/22	400,000	384,139
2.650% due 12/02/22	150,000	144,550
3.000% due 10/30/24	50,000	47,810
3.375% due 05/17/21	100,000	100,111
3.700% due 08/03/23	100,000	99,574
4.050% due 12/03/42	125,000	120,410
American Express Credit Corp
2.375% due 05/26/20	100,000	98,782
3.300% due 05/03/27	65,000	62,499
American Financial Group Inc 4.500% due 06/15/47	50,000	46,744
American International Group Inc
3.750% due 07/10/25	35,000	34,130
3.875% due 01/15/35	100,000	90,811
3.900% due 04/01/26	300,000	294,016
4.200% due 04/01/28	300,000	297,247
4.375% due 01/15/55	100,000	88,058
4.500% due 07/16/44	300,000	282,228
4.700% due 07/10/35	50,000	49,964
4.800% due 07/10/45	50,000	49,403

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
American Tower Corp REIT
3.375% due 10/15/26	$100,000	$93,243
3.450% due 09/15/21	200,000	199,286
3.600% due 01/15/28	100,000	93,560
4.700% due 03/15/22	200,000	206,683
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	101,539
Aon Corp 5.000% due 09/30/20	50,000	51,494
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	212,361
Ares Capital Corp
3.500% due 02/10/23	50,000	47,818
3.625% due 01/19/22	50,000	48,918
3.875% due 01/15/20	30,000	30,127
Asian Development Bank (Multi-National)
1.375% due 03/23/20	200,000	195,752
1.750% due 01/10/20	200,000	197,386
1.750% due 06/08/21	100,000	96,822
1.750% due 08/14/26	250,000	225,272
2.000% due 02/16/22	800,000	773,260
2.000% due 01/22/25	300,000	280,469
2.250% due 01/20/21	130,000	127,980
2.625% due 01/12/27	200,000	191,718
2.750% due 01/19/28	100,000	96,497
3.125% due 09/26/28	200,000	198,611
Assurant Inc 4.900% due 03/27/28	100,000	99,890
Australia & New Zealand Banking Group Ltd (Australia)
2.625% due 05/19/22	250,000	241,592
2.625% due 11/09/22	250,000	240,812
3.300% due 05/17/21	250,000	248,974
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	34,234
3.200% due 01/15/28	200,000	189,128
3.350% due 05/15/27	25,000	23,997
3.625% due 10/01/20	100,000	100,498
4.150% due 07/01/47	50,000	48,064
4.350% due 04/15/48	150,000	148,663
AXA SA (France) 8.600% due 12/15/30	75,000	97,688
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	51,847
Banco Santander SA (Spain) 3.500% due 04/11/22	300,000	294,182
Bank of America Corp
2.250% due 04/21/20	150,000	148,033
2.328% due 10/01/21	100,000	97,854
2.369% due 07/21/21	100,000	98,269
2.503% due 10/21/22	150,000	143,688
2.625% due 04/19/21	150,000	147,591
2.738% due 01/23/22	100,000	98,366
2.816% due 07/21/23	200,000	193,335
3.004% due 12/20/23	550,000	533,926
3.248% due 10/21/27	150,000	139,641
3.300% due 01/11/23	350,000	344,944
3.366% due 01/23/26	100,000	96,209
3.419% due 12/20/28	169,000	158,703
3.500% due 04/19/26	150,000	145,085
3.550% due 03/05/24	100,000	98,888
3.593% due 07/21/28	100,000	95,387
3.824% due 01/20/28	300,000	292,269
3.875% due 08/01/25	100,000	99,442
3.946% due 01/23/49	100,000	91,567
3.950% due 04/21/25	200,000	195,904
3.970% due 03/05/29	400,000	390,656
4.100% due 07/24/23	300,000	305,576
4.183% due 11/25/27	100,000	97,725
4.200% due 08/26/24	285,000	286,499

	Principal Amount	Value
4.271% due 07/23/29	$200,000	$199,814
4.450% due 03/03/26	85,000	85,191
4.750% due 04/21/45	85,000	85,678
4.875% due 04/01/44	200,000	210,198
5.000% due 01/21/44	200,000	213,980
6.110% due 01/29/37	250,000	287,998
7.750% due 05/14/38	200,000	270,443
Bank of Montreal (Canada)
1.900% due 08/27/21	100,000	96,109
2.100% due 06/15/20	200,000	196,787
2.350% due 09/11/22	150,000	143,916
Barclays Bank PLC (United Kingdom)
2.650% due 01/11/21	200,000	196,120
5.140% due 10/14/20	250,000	256,289
Barclays PLC (United Kingdom)
2.750% due 11/08/19	200,000	199,077
2.875% due 06/08/20	250,000	247,617
4.337% due 01/10/28	300,000	284,255
4.375% due 01/12/26	200,000	194,396
BB&T Corp
2.150% due 02/01/21	200,000	195,263
2.450% due 01/15/20	100,000	99,261
2.625% due 06/29/20	50,000	49,566
3.200% due 09/03/21	100,000	99,441
3.700% due 06/05/25	100,000	99,691
3.950% due 03/22/22	200,000	202,421
Berkshire Hathaway Finance Corp
4.300% due 05/15/43	200,000	202,286
5.750% due 01/15/40	25,000	30,090
Berkshire Hathaway Inc
2.200% due 03/15/21	35,000	34,322
3.000% due 02/11/23	50,000	49,667
3.125% due 03/15/26	535,000	516,425
3.400% due 01/31/22	100,000	100,784
BlackRock Inc
3.200% due 03/15/27	56,000	54,003
5.000% due 12/10/19	700,000	717,718
BNP Paribas SA (France) 5.000% due 01/15/21	200,000	206,961
Boston Properties LP REIT
3.200% due 01/15/25	300,000	287,340
4.125% due 05/15/21	100,000	101,746
Brighthouse Financial Inc
3.700% due 06/22/27	100,000	88,919
4.700% due 06/22/47	50,000	41,465
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	95,936
4.125% due 06/15/26	50,000	48,532
Brookfield Finance Inc (Canada) 4.700% due 09/20/47	50,000	48,056
Brookfield Finance LLC (Canada) 4.000% due 04/01/24	50,000	49,852
Canadian Imperial Bank of Commerce (Canada) 2.700% due 02/02/21	85,000	83,755
Capital One Financial Corp
2.400% due 10/30/20	50,000	48,976
2.500% due 05/12/20	49,000	48,408
3.200% due 02/05/25	200,000	188,386
3.300% due 10/30/24	100,000	95,299
3.750% due 07/28/26	250,000	233,551
3.750% due 03/09/27	50,000	47,254
3.800% due 01/31/28	400,000	378,339
CBRE Services Inc 4.875% due 03/01/26	100,000	102,085
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	99,417
Chubb INA Holdings Inc
2.300% due 11/03/20	400,000	392,826
2.700% due 03/13/23	25,000	24,180

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
3.150% due 03/15/25	$100,000	$96,701
4.150% due 03/13/43	25,000	24,677
Citibank NA 2.850% due 02/12/21	250,000	247,333
Citigroup Inc
2.350% due 08/02/21	150,000	145,432
2.450% due 01/10/20	150,000	148,757
2.650% due 10/26/20	250,000	246,770
2.700% due 03/30/21	50,000	49,162
2.700% due 10/27/22	100,000	96,228
2.876% due 07/24/23	200,000	193,615
3.142% due 01/24/23	375,000	368,079
3.400% due 05/01/26	100,000	95,035
3.520% due 10/27/28	100,000	94,131
3.668% due 07/24/28	100,000	95,342
3.750% due 06/16/24	100,000	99,315
3.875% due 03/26/25	100,000	97,337
3.878% due 01/24/39	100,000	92,206
3.887% due 01/10/28	100,000	97,119
4.000% due 08/05/24	50,000	49,643
4.050% due 07/30/22	500,000	504,550
4.075% due 04/23/29	150,000	147,301
4.125% due 07/25/28	100,000	96,668
4.281% due 04/24/48	200,000	191,701
4.300% due 11/20/26	100,000	98,697
4.400% due 06/10/25	400,000	399,465
4.500% due 01/14/22	60,000	61,732
4.750% due 05/18/46	50,000	49,050
5.300% due 05/06/44	400,000	419,133
6.125% due 08/25/36	100,000	114,155
8.125% due 07/15/39	200,000	289,186
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	289,604
CME Group Inc
3.000% due 09/15/22	50,000	49,318
3.000% due 03/15/25	50,000	48,208
3.750% due 06/15/28	100,000	100,071
4.150% due 06/15/48	50,000	49,976
CNA Financial Corp
3.450% due 08/15/27	100,000	92,720
4.500% due 03/01/26	50,000	50,617
Comerica Bank 4.000% due 07/27/25	250,000	246,096
Commonwealth Bank of Australia (Australia) 2.300% due 03/12/20	250,000	246,967
Compass Bank 3.500% due 06/11/21	250,000	248,878
Cooperatieve Rabobank UA (Netherlands)
2.750% due 01/10/23	300,000	288,482
3.375% due 05/21/25	250,000	244,523
3.875% due 02/08/22	200,000	201,648
3.950% due 11/09/22	250,000	248,610
5.250% due 05/24/41	200,000	224,696
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	400,000	386,000
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,470
Council Of Europe Development Bank (Multi-National)
1.625% due 03/16/21	200,000	193,497
2.625% due 02/13/23	60,000	58,870
Credit Suisse AG (Switzerland) 4.375% due 08/05/20	350,000	356,398
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	500,000	482,731
3.800% due 09/15/22	250,000	248,820
3.800% due 06/09/23	250,000	247,340

	Principal Amount	Value
Crown Castle International Corp REIT
2.250% due 09/01/21	$55,000	$52,864
3.150% due 07/15/23	30,000	28,936
3.200% due 09/01/24	35,000	33,331
3.400% due 02/15/21	30,000	29,939
3.650% due 09/01/27	35,000	32,929
3.700% due 06/15/26	35,000	33,486
3.800% due 02/15/28	50,000	47,483
4.000% due 03/01/27	40,000	38,800
4.450% due 02/15/26	35,000	35,221
4.750% due 05/15/47	25,000	23,752
CubeSmart LP REIT 3.125% due 09/01/26	50,000	45,677
Deutsche Bank AG (Germany)
2.700% due 07/13/20	100,000	97,995
3.150% due 01/22/21	100,000	97,765
3.700% due 05/30/24	285,000	268,607
4.250% due 10/14/21	250,000	249,025
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	47,559
3.950% due 07/01/22	100,000	100,691
4.450% due 07/15/28	100,000	100,052
Discover Bank
3.350% due 02/06/23	250,000	242,953
3.450% due 07/27/26	250,000	232,897
Duke Realty LP REIT 3.875% due 10/15/22	200,000	201,955
E*TRADE Financial Corp
3.800% due 08/24/27	15,000	14,276
4.500% due 06/20/28	50,000	50,103
EPR Properties REIT 4.750% due 12/15/26	100,000	98,142
ERP Operating LP REIT
2.850% due 11/01/26	70,000	64,891
3.500% due 03/01/28	100,000	96,584
4.500% due 06/01/45	75,000	75,359
4.625% due 12/15/21	60,000	61,884
Essex Portfolio LP REIT
3.375% due 04/15/26	50,000	47,421
3.875% due 05/01/24	50,000	49,770
European Bank for Reconstruction & Development (Multi-National)
1.750% due 11/26/19	200,000	197,638
1.875% due 02/23/22	400,000	385,059
2.125% due 03/07/22	200,000	193,956
2.750% due 04/26/21	300,000	298,269
European Investment Bank (Multi-National)
1.250% due 12/16/19	700,000	687,242
1.375% due 09/15/21	150,000	143,143
1.625% due 03/16/20	300,000	294,792
1.625% due 08/14/20	200,000	195,375
2.250% due 03/15/22	200,000	194,744
2.375% due 05/13/21	300,000	295,574
2.375% due 06/15/22	800,000	781,084
2.875% due 09/15/20	250,000	249,736
2.875% due 08/15/23	450,000	445,331
3.250% due 01/29/24	600,000	603,658
4.875% due 02/15/36	425,000	511,434
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	49,964
Fidelity National Financial Inc 4.500% due 08/15/28 ~	50,000	49,255
Fifth Third Bancorp
2.875% due 07/27/20	300,000	298,223
8.250% due 03/01/38	25,000	34,152
Fifth Third Bank 2.875% due 10/01/21	300,000	295,014
FMS Wertmanagement (Germany)
1.750% due 01/24/20	300,000	295,752
1.750% due 03/17/20	300,000	295,260

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Franklin Resources Inc 2.800% due 09/15/22	$25,000	$24,314
GE Capital International Funding Co
2.342% due 11/15/20	1,000,000	977,373
4.418% due 11/15/35	413,000	387,772
Government Properties Income Trust REIT 4.000% due 07/15/22	100,000	98,932
HCP Inc REIT
3.400% due 02/01/25	100,000	94,891
4.250% due 11/15/23	93,000	93,343
Highwoods Realty LP REIT 4.125% due 03/15/28	20,000	19,486
Hospitality Properties Trust REIT
3.950% due 01/15/28	30,000	27,201
4.375% due 02/15/30	50,000	45,917
4.950% due 02/15/27	110,000	107,916
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	97,673
HSBC Bank USA NA 4.875% due 08/24/20	100,000	102,588
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	250,000	246,687
3.033% due 11/22/23	300,000	289,849
3.400% due 03/08/21	400,000	399,154
3.900% due 05/25/26	200,000	194,043
4.000% due 03/30/22	100,000	101,253
4.250% due 08/18/25	200,000	196,404
4.375% due 11/23/26	200,000	196,804
4.583% due 06/19/29	200,000	200,457
4.875% due 01/14/22	100,000	103,727
6.500% due 09/15/37	300,000	355,568
6.800% due 06/01/38	150,000	184,443
HSBC USA Inc 3.500% due 06/23/24	500,000	490,436
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	240,002
ING Groep NV (Netherlands) 4.550% due 10/02/28 #	200,000	199,342
Inter-American Development Bank (Multi-National)
1.625% due 05/12/20	400,000	392,253
1.750% due 04/14/22	300,000	287,083
1.875% due 03/15/21	800,000	779,724
2.000% due 06/02/26	150,000	138,339
2.125% due 11/09/20	200,000	196,777
2.125% due 01/18/22	200,000	194,358
2.500% due 01/18/23	450,000	439,910
2.625% due 04/19/21	95,000	94,165
3.200% due 08/07/42	100,000	96,635
Intercontinental Exchange Inc
2.350% due 09/15/22	100,000	96,146
3.100% due 09/15/27	100,000	94,738
4.000% due 10/15/23	100,000	102,451
International Bank for Reconstruction & Development (Multi-National)
1.125% due 11/27/19	200,000	196,213
1.375% due 05/24/21	400,000	384,174
1.375% due 09/20/21	300,000	286,341
1.625% due 09/04/20	180,000	175,805
1.625% due 03/09/21	200,000	193,817
1.625% due 02/10/22	300,000	286,711
1.875% due 10/07/19	400,000	396,770
1.875% due 04/21/20	400,000	394,138
2.000% due 01/26/22	400,000	387,087
2.125% due 11/01/20	200,000	196,922
2.125% due 02/13/23	100,000	96,232
2.500% due 11/22/27	300,000	283,666
2.750% due 07/23/21	200,000	198,830
3.000% due 09/27/23	250,000	249,973
7.625% due 01/19/23	100,000	118,135

	Principal Amount	Value
International Finance Corp (Multi-National)
1.125% due 07/20/21	$150,000	$142,587
1.750% due 03/30/20	200,000	196,741
2.875% due 07/31/23	130,000	128,877
Invesco Finance PLC 5.375% due 11/30/43	200,000	221,825
Jefferies Group LLC 5.125% due 01/20/23	150,000	155,225
JPMorgan Chase & Co
2.200% due 10/22/19	400,000	397,207
2.400% due 06/07/21	50,000	48,764
2.776% due 04/25/23	175,000	170,044
2.950% due 10/01/26	200,000	185,910
2.972% due 01/15/23	500,000	487,173
3.200% due 06/15/26	100,000	94,833
3.250% due 09/23/22	400,000	395,692
3.509% due 01/23/29	385,000	364,899
3.540% due 05/01/28	100,000	95,460
3.559% due 04/23/24	75,000	74,248
3.625% due 05/13/24	200,000	198,609
3.782% due 02/01/28	175,000	170,530
3.882% due 07/24/38	150,000	140,369
3.897% due 01/23/49	400,000	364,468
3.964% due 11/15/48	100,000	91,409
4.005% due 04/23/29	500,000	491,839
4.032% due 07/24/48	150,000	139,558
4.250% due 10/15/20	250,000	254,889
4.350% due 08/15/21	200,000	205,145
4.400% due 07/22/20	200,000	204,254
4.950% due 06/01/45	200,000	209,883
5.500% due 10/15/40	100,000	114,335
5.600% due 07/15/41	100,000	115,498
6.400% due 05/15/38	300,000	374,405
JPMorgan Chase Bank NA
2.604% due 02/01/21	250,000	248,004
3.086% due 04/26/21	400,000	398,998
KeyCorp
2.900% due 09/15/20	120,000	119,233
4.100% due 04/30/28	250,000	249,048
5.100% due 03/24/21	100,000	104,131
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	99,222
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	96,461
4.125% due 12/01/46	50,000	43,661
Kreditanstalt fuer Wiederaufbau (Germany)
1.625% due 05/29/20	300,000	293,960
1.625% due 03/15/21	400,000	387,439
1.750% due 09/15/21	200,000	192,892
1.875% due 06/30/20	500,000	491,385
1.875% due 12/15/20	300,000	293,119
2.000% due 11/30/21	450,000	436,166
2.000% due 10/04/22	250,000	240,028
2.000% due 05/02/25	400,000	373,058
2.125% due 03/07/22	400,000	388,255
2.125% due 01/17/23	650,000	625,227
2.375% due 08/25/21	250,000	245,695
2.625% due 04/12/21	500,000	495,792
2.875% due 04/03/28	300,000	293,114
4.000% due 01/27/20	100,000	101,509
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	98,614
1.750% due 07/27/26	100,000	90,017
2.000% due 01/13/25	200,000	186,871
Lazard Group LLC 3.625% due 03/01/27	50,000	46,692
Legg Mason Inc 4.750% due 03/15/26	50,000	51,072
Liberty Property LP REIT 4.400% due 02/15/24	94,000	95,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Lincoln National Corp
3.625% due 12/12/26	$150,000	$143,735
3.800% due 03/01/28	35,000	33,835
4.000% due 09/01/23	15,000	15,183
4.350% due 03/01/48	25,000	23,328
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	198,191
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28	300,000	275,205
4.050% due 08/16/23	200,000	198,701
4.500% due 11/04/24	300,000	295,004
4.582% due 12/10/25	200,000	196,578
Loews Corp 2.625% due 05/15/23	150,000	144,105
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	241,312
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	50,461
5.375% due 03/04/46	50,000	56,274
Markel Corp 3.500% due 11/01/27	50,000	46,631
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	73,003
3.750% due 03/14/26	100,000	98,322
4.200% due 03/01/48	100,000	94,560
Mastercard Inc
2.000% due 11/21/21	50,000	48,346
2.950% due 11/21/26	50,000	47,675
3.500% due 02/26/28	265,000	261,813
3.800% due 11/21/46	50,000	47,947
3.950% due 02/26/48	15,000	14,805
MetLife Inc
3.600% due 04/10/24	300,000	301,363
5.700% due 06/15/35	100,000	114,827
5.875% due 02/06/41	200,000	236,106
6.375% due 06/15/34	100,000	120,627
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	95,404
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	200,000	192,578
2.665% due 07/25/22	100,000	96,400
2.998% due 02/22/22	100,000	97,890
3.455% due 03/02/23	50,000	49,373
3.677% due 02/22/27	100,000	96,705
3.761% due 07/26/23	150,000	149,298
3.777% due 03/02/25	50,000	49,506
3.850% due 03/01/26	200,000	196,738
3.961% due 03/02/28	50,000	49,285
4.050% due 09/11/28	150,000	148,582
Mizuho Financial Group Inc (Japan)
2.601% due 09/11/22	200,000	191,050
3.663% due 02/28/27	200,000	192,991
3.922% due 09/11/24	200,000	198,876
Morgan Stanley
2.625% due 11/17/21	120,000	116,715
2.750% due 05/19/22	85,000	82,487
3.125% due 01/23/23	500,000	487,498
3.125% due 07/27/26	70,000	65,248
3.591% due 07/22/28	100,000	94,932
3.625% due 01/20/27	300,000	288,207
3.737% due 04/24/24	90,000	89,455
3.772% due 01/24/29	500,000	480,228
3.971% due 07/22/38	265,000	247,880
4.100% due 05/22/23	600,000	604,194
4.300% due 01/27/45	400,000	385,676
4.350% due 09/08/26	90,000	89,386
4.375% due 01/22/47	265,000	258,553
4.457% due 04/22/39	150,000	149,091
4.875% due 11/01/22	100,000	103,681

	Principal Amount	Value
5.500% due 07/28/21	$250,000	$263,312
5.750% due 01/25/21	200,000	210,210
7.250% due 04/01/32	100,000	127,772
Nasdaq Inc 5.550% due 01/15/20	100,000	103,016
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	250,000	239,682
2.500% due 05/22/22	250,000	240,132
3.000% due 01/20/23	200,000	194,202
National Bank of Canada (Canada) 2.150% due 06/12/20	250,000	245,573
National Retail Properties Inc REIT
3.300% due 04/15/23	100,000	97,578
4.300% due 10/15/28	35,000	34,891
National Rural Utilities Cooperative Finance Corp
2.400% due 04/25/22	200,000	193,333
4.023% due 11/01/32	100,000	99,800
4.750% due 04/30/43	200,000	202,318
8.000% due 03/01/32	50,000	68,588
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,229
Nordic Investment Bank (Multi-National)
1.625% due 11/20/20	200,000	194,482
2.250% due 02/01/21	200,000	196,760
Northern Trust Corp
3.375% due 08/23/21	50,000	50,200
3.375% due 05/08/32	63,000	58,762
3.650% due 08/03/28	50,000	49,557
Oesterreichische Kontrollbank AG (Austria)
1.375% due 02/10/20	200,000	196,017
1.875% due 01/20/21	300,000	292,550
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	24,543
4.750% due 01/15/28	50,000	48,623
4.950% due 04/01/24	100,000	101,499
ORIX Corp (Japan)
2.900% due 07/18/22	30,000	29,024
3.700% due 07/18/27	50,000	47,958
PNC Bank NA
2.000% due 05/19/20	250,000	245,526
2.950% due 02/23/25	300,000	286,512
3.100% due 10/25/27	300,000	282,893
4.050% due 07/26/28	350,000	351,689
Principal Financial Group Inc 4.625% due 09/15/42	100,000	99,669
Private Export Funding Corp
2.300% due 09/15/20	150,000	148,055
2.450% due 07/15/24	100,000	96,408
4.300% due 12/15/21	25,000	25,922
Prudential Financial Inc
3.935% due 12/07/49	132,000	118,953
5.200% due 03/15/44	100,000	99,625
5.700% due 09/15/48	300,000	298,974
5.875% due 09/15/42	100,000	105,875
6.625% due 06/21/40	50,000	62,705
Public Storage REIT 3.094% due 09/15/27	30,000	28,075
Raymond James Financial Inc 4.950% due 07/15/46	100,000	101,845
Realty Income Corp REIT
3.000% due 01/15/27	50,000	46,131
3.875% due 04/15/25	150,000	148,933
4.650% due 08/01/23	50,000	51,856
Regency Centers LP REIT
3.600% due 02/01/27	30,000	28,516
4.125% due 03/15/28	150,000	147,610
4.400% due 02/01/47	35,000	33,285

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Regions Financial Corp
2.750% due 08/14/22	$150,000	$144,757
3.200% due 02/08/21	50,000	49,793
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	58,267
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	28,184
Royal Bank of Canada (Canada)
2.150% due 03/06/20	100,000	98,817
2.300% due 03/22/21	500,000	489,170
4.650% due 01/27/26	400,000	409,599
Royal Bank of Scotland Group PLC (United Kingdom)
3.875% due 09/12/23	500,000	486,342
5.125% due 05/28/24	125,000	125,218
6.000% due 12/19/23	115,000	119,949
6.100% due 06/10/23	60,000	62,533
6.125% due 12/15/22	130,000	136,233
Santander Holdings USA Inc
3.700% due 03/28/22	220,000	217,077
4.400% due 07/13/27	145,000	138,819
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 08/05/21	200,000	194,877
3.125% due 01/08/21	150,000	148,289
Santander UK PLC (United Kingdom)
2.500% due 01/05/21	200,000	195,780
4.000% due 03/13/24	100,000	100,236
Select Income REIT 4.250% due 05/15/24	50,000	47,862
Simon Property Group LP REIT
2.350% due 01/30/22	50,000	48,335
2.625% due 06/15/22	100,000	97,025
3.250% due 11/30/26	50,000	47,696
3.375% due 06/15/27	100,000	95,875
4.250% due 10/01/44	200,000	195,059
4.250% due 11/30/46	50,000	48,671
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	245,191
Stifel Financial Corp 4.250% due 07/18/24	50,000	50,003
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	146,569
Sumitomo Mitsui Banking Corp (Japan) 3.400% due 07/11/24	300,000	291,886
Sumitomo Mitsui Financial Group Inc (Japan)
2.778% due 10/18/22	100,000	96,244
2.784% due 07/12/22	150,000	145,249
2.846% due 01/11/22	250,000	243,969
2.934% due 03/09/21	100,000	98,682
3.010% due 10/19/26	200,000	184,786
3.352% due 10/18/27	300,000	282,926
3.364% due 07/12/27	150,000	141,812
3.784% due 03/09/26	100,000	97,989
SunTrust Bank
2.450% due 08/01/22	100,000	96,108
3.689% due 08/02/24	50,000	49,633
SunTrust Banks Inc
2.700% due 01/27/22	100,000	97,365
2.900% due 03/03/21	100,000	98,909
4.000% due 05/01/25	100,000	100,262
Svensk Exportkredit AB (Sweden)
1.875% due 06/23/20	200,000	196,357
2.000% due 08/30/22	500,000	479,430
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	391,061
Synchrony Bank 3.650% due 05/24/21	250,000	247,910

	Principal Amount	Value
Synchrony Financial
3.700% due 08/04/26	$50,000	$45,214
3.750% due 08/15/21	200,000	198,765
3.950% due 12/01/27	100,000	90,773
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	46,741
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	98,103
The Allstate Corp
3.280% due 12/15/26	350,000	337,464
5.750% due 08/15/53	200,000	206,500
The Bank of New York Mellon Corp
2.050% due 05/03/21	50,000	48,518
2.600% due 08/17/20	500,000	496,171
2.600% due 02/07/22	300,000	292,781
2.800% due 05/04/26	50,000	46,924
3.000% due 10/30/28	55,000	50,426
3.400% due 05/15/24	100,000	98,658
3.442% due 02/07/28	285,000	275,963
The Bank of Nova Scotia (Canada)
2.150% due 07/14/20	200,000	196,699
2.450% due 03/22/21	250,000	244,886
2.500% due 01/08/21	100,000	98,280
3.125% due 04/20/21	450,000	447,818
The Charles Schwab Corp
3.200% due 03/02/27	100,000	95,207
3.850% due 05/21/25	100,000	100,768
The Goldman Sachs Group Inc
2.300% due 12/13/19	270,000	267,703
2.600% due 04/23/20	150,000	148,679
2.875% due 02/25/21	100,000	98,716
2.876% due 10/31/22	400,000	390,434
3.000% due 04/26/22	300,000	294,117
3.200% due 02/23/23	255,000	249,606
3.272% due 09/29/25	255,000	243,757
3.500% due 01/23/25	150,000	145,359
3.500% due 11/16/26	100,000	94,949
3.625% due 01/22/23	400,000	398,808
3.750% due 05/22/25	150,000	147,068
3.750% due 02/25/26	60,000	58,367
3.814% due 04/23/29	550,000	524,927
3.850% due 01/26/27	410,000	397,976
4.017% due 10/31/38	100,000	92,761
4.223% due 05/01/29	400,000	394,740
4.411% due 04/23/39	150,000	145,689
4.750% due 10/21/45	100,000	101,794
5.150% due 05/22/45	280,000	285,947
5.250% due 07/27/21	150,000	157,094
5.375% due 03/15/20	300,000	309,330
6.750% due 10/01/37	200,000	240,714
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	157,420
The Huntington National Bank 2.400% due 04/01/20	300,000	296,185
The PNC Financial Services Group Inc 5.125% due 02/08/20	100,000	102,584
The Progressive Corp
3.750% due 08/23/21	100,000	100,822
4.125% due 04/15/47	100,000	97,701
The Toronto-Dominion Bank (Canada)
1.800% due 07/13/21	100,000	96,179
2.125% due 04/07/21	300,000	291,874
2.250% due 11/05/19	100,000	99,320
2.500% due 12/14/20	50,000	49,276
3.150% due 09/17/20	200,000	200,297
3.250% due 06/11/21	100,000	99,999
The Travelers Cos Inc
4.000% due 05/30/47	200,000	191,898
6.250% due 06/15/37	125,000	155,677

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Torchmark Corp 4.550% due 09/15/28	$50,000	$50,314
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	124,115
UDR Inc REIT 3.700% due 10/01/20	100,000	100,330
US Bancorp
2.950% due 07/15/22	250,000	244,879
3.600% due 09/11/24	400,000	396,589
US Bank NA 3.104% due 05/21/21	500,000	498,805
Ventas Realty LP REIT
3.125% due 06/15/23	90,000	87,027
3.250% due 10/15/26	100,000	92,614
4.000% due 03/01/28	50,000	48,323
4.125% due 01/15/26	31,000	30,549
4.400% due 01/15/29	150,000	149,392
VEREIT Operating Partnership LP REIT
4.125% due 06/01/21	20,000	20,194
4.600% due 02/06/24	25,000	25,158
4.875% due 06/01/26	25,000	25,255
Visa Inc
2.150% due 09/15/22	45,000	43,166
2.200% due 12/14/20	350,000	344,038
2.800% due 12/14/22	50,000	49,048
3.150% due 12/14/25	200,000	194,029
3.650% due 09/15/47	25,000	23,341
4.150% due 12/14/35	30,000	30,994
4.300% due 12/14/45	100,000	103,841
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	103,525
Voya Financial Inc
3.650% due 06/15/26	50,000	47,693
4.800% due 06/15/46	30,000	29,828
Wachovia Corp 5.500% due 08/01/35	200,000	216,615
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	196,568
Wells Fargo & Co
2.500% due 03/04/21	150,000	146,933
2.550% due 12/07/20	170,000	167,369
3.000% due 04/22/26	150,000	139,654
3.000% due 10/23/26	150,000	139,257
3.450% due 02/13/23	300,000	294,910
3.500% due 03/08/22	550,000	549,365
3.584% due 05/22/28	500,000	479,864
3.900% due 05/01/45	300,000	279,112
4.100% due 06/03/26	300,000	296,356
4.125% due 08/15/23	300,000	303,451
4.600% due 04/01/21	200,000	205,725
4.750% due 12/07/46	200,000	199,370
5.375% due 02/07/35	100,000	111,843
5.606% due 01/15/44	100,000	110,542
Wells Fargo Bank NA
2.400% due 01/15/20	250,000	248,068
2.600% due 01/15/21	250,000	245,847
3.550% due 08/14/23	250,000	248,927
6.600% due 01/15/38	100,000	125,294
Welltower Inc REIT
4.250% due 04/01/26	150,000	149,698
4.500% due 01/15/24	150,000	152,603
Westpac Banking Corp (Australia)
2.000% due 08/19/21	150,000	144,267
2.300% due 05/26/20	100,000	98,802
2.500% due 06/28/22	150,000	144,287
2.700% due 08/19/26	150,000	136,998
2.750% due 01/11/23	150,000	144,775
2.800% due 01/11/22	200,000	195,564
3.400% due 01/25/28	100,000	95,424
4.875% due 11/19/19	25,000	25,535

	Principal Amount	Value
Weyerhaeuser Co REIT 7.375% due 03/15/32	$100,000	$126,685
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	104,880
WP Carey Inc REIT 4.600% due 04/01/24	100,000	100,934
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	53,968

		109,548,515

Industrial - 1.9%

3M Co
2.000% due 06/26/22	400,000	383,964
2.875% due 10/15/27	100,000	94,665
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	98,180
Agilent Technologies Inc 3.200% due 10/01/22	100,000	98,352
Allegion US Holding Co Inc
3.200% due 10/01/24	50,000	46,774
3.550% due 10/01/27	50,000	45,520
Arrow Electronics Inc
3.250% due 09/08/24	100,000	94,671
3.875% due 01/12/28	25,000	23,320
Avnet Inc 4.625% due 04/15/26	25,000	24,863
Bemis Co Inc 3.100% due 09/15/26	100,000	90,557
Boeing Capital Corp 4.700% due 10/27/19	200,000	203,825
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	147,540
3.250% due 06/15/27	250,000	244,192
3.650% due 09/01/25	50,000	50,255
4.125% due 06/15/47	50,000	49,605
4.450% due 03/15/43	300,000	308,765
4.700% due 10/01/19	100,000	101,809
4.700% due 09/01/45	50,000	53,090
5.750% due 05/01/40	100,000	119,762
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	98,660
2.950% due 11/21/24	100,000	96,426
6.200% due 06/01/36	50,000	61,230
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	142,778
4.000% due 06/01/28	35,000	35,192
4.800% due 09/15/35	20,000	21,061
6.125% due 09/15/15	30,000	35,582
Carlisle Cos Inc 3.750% due 12/01/27	50,000	47,456
Caterpillar Financial Services Corp
1.850% due 09/04/20	35,000	34,160
1.931% due 10/01/21	400,000	384,785
3.450% due 05/15/23	100,000	100,056
Caterpillar Inc
3.803% due 08/15/42	100,000	95,784
3.900% due 05/27/21	200,000	203,713
6.050% due 08/15/36	125,000	151,986
CNH Industrial Capital LLC
3.875% due 10/15/21	20,000	19,994
4.200% due 01/15/24	50,000	49,782
4.375% due 11/06/20	30,000	30,462
4.375% due 04/05/22	25,000	25,357
4.875% due 04/01/21	25,000	25,683
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	33,123
Corning Inc 4.375% due 11/15/57	100,000	87,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
CSX Corp
3.250% due 06/01/27	$250,000	$237,221
3.400% due 08/01/24	200,000	198,033
3.700% due 11/01/23	100,000	100,318
5.500% due 04/15/41	75,000	84,011
Deere & Co
3.900% due 06/09/42	100,000	97,645
4.375% due 10/16/19	50,000	50,784
Dover Corp 5.375% due 03/01/41	50,000	55,268
Eaton Corp
2.750% due 11/02/22	200,000	194,247
4.000% due 11/02/32	100,000	99,125
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	102,125
Emerson Electric Co
2.625% due 12/01/21	100,000	98,824
3.150% due 06/01/25	100,000	96,710
4.250% due 11/15/20	25,000	25,520
FedEx Corp
3.300% due 03/15/27	200,000	191,369
3.875% due 08/01/42	100,000	88,926
4.000% due 01/15/24	200,000	205,055
4.400% due 01/15/47	50,000	47,868
4.750% due 11/15/45	50,000	50,182
Flex Ltd 4.750% due 06/15/25	50,000	50,308
FLIR Systems Inc 3.125% due 06/15/21	100,000	98,450
Flowserve Corp 4.000% due 11/15/23	143,000	141,267
Fluor Corp 4.250% due 09/15/28	100,000	97,879
Fortive Corp
2.350% due 06/15/21	100,000	96,946
3.150% due 06/15/26	150,000	139,830
4.300% due 06/15/46	125,000	119,221
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	50,203
GATX Corp
3.250% due 03/30/25	100,000	93,664
4.550% due 11/07/28	25,000	24,980
General Dynamics Corp
3.375% due 05/15/23	50,000	50,014
3.600% due 11/15/42	200,000	188,758
3.750% due 05/15/28	380,000	381,720
General Electric Co
2.700% due 10/09/22	600,000	579,194
3.375% due 03/11/24	250,000	245,898
4.125% due 10/09/42	100,000	89,227
4.500% due 03/11/44	300,000	283,168
5.875% due 01/14/38	115,000	128,443
6.750% due 03/15/32	101,000	122,234
6.875% due 01/10/39	58,000	72,481
Harris Corp 2.700% due 04/27/20	200,000	198,091
Honeywell International Inc
1.400% due 10/30/19	50,000	49,285
1.850% due 11/01/21	50,000	48,127
2.500% due 11/01/26	550,000	509,408
Hubbell Inc 3.350% due 03/01/26	50,000	47,280
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	109,585
Ingersoll-Rand Global Holding Co Ltd
3.750% due 08/21/28	250,000	243,323
4.250% due 06/15/23	100,000	102,410
Jabil Inc 3.950% due 01/12/28	55,000	51,667

	Principal Amount	Value
JB Hunt Transport Services Inc 3.300% due 08/15/22	$50,000	$49,076
John Deere Capital Corp
2.150% due 09/08/22	50,000	47,724
2.450% due 09/11/20	50,000	49,409
2.650% due 01/06/22	300,000	294,053
2.650% due 06/10/26	100,000	92,896
2.750% due 03/15/22	100,000	98,252
2.800% due 03/06/23	50,000	48,900
2.800% due 09/08/27	50,000	46,487
3.400% due 09/11/25	50,000	49,030
3.450% due 06/07/23	25,000	24,956
3.450% due 03/13/25	50,000	49,459
Johnson Controls International PLC
3.625% due 07/02/24	43,000	42,477
3.900% due 02/14/26	50,000	49,217
4.500% due 02/15/47	40,000	38,455
5.000% due 03/30/20	50,000	51,020
Kansas City Southern 4.950% due 08/15/45	100,000	103,055
Kennametal Inc 4.625% due 06/15/28	50,000	49,047
Keysight Technologies Inc 4.550% due 10/30/24	100,000	101,156
L3 Technologies Inc
3.850% due 06/15/23	70,000	70,231
3.850% due 12/15/26	25,000	24,079
4.400% due 06/15/28	100,000	99,848
Lockheed Martin Corp
2.500% due 11/23/20	200,000	197,307
2.900% due 03/01/25	50,000	47,851
3.550% due 01/15/26	100,000	98,842
3.600% due 03/01/35	25,000	23,423
3.800% due 03/01/45	20,000	18,761
4.250% due 11/15/19	100,000	101,397
4.500% due 05/15/36	20,000	20,883
4.700% due 05/15/46	44,000	47,016
6.150% due 09/01/36	100,000	121,807
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	19,315
Masco Corp
3.500% due 04/01/21	65,000	65,000
3.500% due 11/15/27	100,000	91,791
4.375% due 04/01/26	50,000	49,835
Norfolk Southern Corp
2.903% due 02/15/23	100,000	97,595
3.000% due 04/01/22	100,000	98,459
3.800% due 08/01/28	30,000	29,731
3.942% due 11/01/47	63,000	58,658
4.650% due 01/15/46	50,000	51,669
4.837% due 10/01/41	50,000	52,727
5.100% due 08/01/18	15,000	14,851
Northrop Grumman Corp
2.550% due 10/15/22	400,000	385,712
3.250% due 08/01/23	100,000	98,297
3.500% due 03/15/21	100,000	100,558
3.850% due 04/15/45	100,000	91,083
Owens Corning 4.200% due 12/15/22	138,000	138,408
Packaging Corp of America
2.450% due 12/15/20	35,000	34,336
3.400% due 12/15/27	35,000	32,943
3.650% due 09/15/24	100,000	98,527
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	124,973
Precision Castparts Corp
2.500% due 01/15/23	100,000	96,317
3.250% due 06/15/25	50,000	48,548
4.375% due 06/15/45	50,000	50,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Raytheon Co
2.500% due 12/15/22	$125,000	$121,144
4.400% due 02/15/20	25,000	25,477
Republic Services Inc
3.200% due 03/15/25	100,000	96,313
3.375% due 11/15/27	120,000	114,602
3.950% due 05/15/28	100,000	99,529
Rockwell Automation Inc 2.050% due 03/01/20	100,000	98,640
Rockwell Collins Inc 3.500% due 03/15/27	300,000	285,427
Roper Technologies Inc
2.800% due 12/15/21	25,000	24,448
3.800% due 12/15/26	30,000	29,205
4.200% due 09/15/28	95,000	94,663
Ryder System Inc
2.500% due 09/01/22	95,000	91,000
3.400% due 03/01/23	100,000	98,776
Sonoco Products Co 5.750% due 11/01/40	200,000	221,466
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	23,900
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	48,942
Textron Inc
3.650% due 03/15/27	100,000	95,808
4.000% due 03/15/26	25,000	24,648
The Boeing Co
2.800% due 03/01/23	25,000	24,500
3.250% due 03/01/28	25,000	24,148
3.550% due 03/01/38	15,000	14,146
3.625% due 03/01/48	10,000	9,217
5.875% due 02/15/40	50,000	61,851
Trimble Inc
4.150% due 06/15/23	50,000	50,075
4.900% due 06/15/28	50,000	50,354
Union Pacific Corp
2.250% due 06/19/20	50,000	49,353
2.750% due 03/01/26	25,000	23,354
3.000% due 04/15/27	100,000	94,485
3.200% due 06/08/21	35,000	34,999
3.250% due 08/15/25	50,000	48,557
3.350% due 08/15/46	50,000	42,270
3.500% due 06/08/23	50,000	49,911
3.600% due 09/15/37	20,000	18,352
3.646% due 02/15/24	92,000	91,822
3.750% due 07/15/25	50,000	50,056
3.799% due 10/01/51	200,000	178,179
3.950% due 09/10/28	60,000	60,244
4.050% due 03/01/46	30,000	28,284
4.375% due 09/10/38	25,000	25,475
4.500% due 09/10/48	30,000	30,607
4.800% due 09/10/58	50,000	51,604
United Parcel Service Inc
2.350% due 05/16/22	50,000	48,331
2.450% due 10/01/22	100,000	96,716
3.050% due 11/15/27	550,000	525,833
3.125% due 01/15/21	100,000	100,172
3.400% due 11/15/46	200,000	173,267
6.200% due 01/15/38	50,000	62,747
United Technologies Corp
1.500% due 11/01/19	350,000	344,663
1.950% due 11/01/21	50,000	47,834
2.650% due 11/01/26	30,000	27,107
3.100% due 06/01/22	500,000	492,673
3.350% due 08/16/21	15,000	14,989
3.650% due 08/16/23	40,000	39,845
3.750% due 11/01/46	50,000	43,869
3.950% due 08/16/25	25,000	24,878
4.125% due 11/16/28	60,000	59,719

	Principal Amount	Value
4.450% due 11/16/38	$20,000	$19,901
4.500% due 06/01/42	300,000	297,617
4.625% due 11/16/48	35,000	35,143
Vulcan Materials Co 4.500% due 06/15/47	100,000	89,744
Wabtec Corp
4.150% due 03/15/24	100,000	99,211
4.700% due 09/15/28	100,000	98,293
Waste Management Inc
2.400% due 05/15/23	200,000	190,681
3.150% due 11/15/27	100,000	95,319
WestRock Co
3.000% due 09/15/24 ~	100,000	94,634
4.000% due 03/15/28 ~	100,000	98,471
Xylem Inc
3.250% due 11/01/26	30,000	28,211
4.375% due 11/01/46	25,000	24,019

		20,562,932

Technology - 1.8%

Activision Blizzard Inc
2.300% due 09/15/21	30,000	29,127
3.400% due 09/15/26	50,000	47,606
Adobe Systems Inc 4.750% due 02/01/20	100,000	102,181
Analog Devices Inc
2.950% due 01/12/21	200,000	198,346
3.500% due 12/05/26	100,000	95,891
Apple Inc
1.550% due 02/07/20	100,000	98,347
1.900% due 02/07/20	300,000	296,514
2.000% due 05/06/20	400,000	394,501
2.000% due 11/13/20	300,000	294,764
2.100% due 09/12/22	100,000	95,823
2.250% due 02/23/21	150,000	147,303
2.400% due 01/13/23	50,000	48,280
2.400% due 05/03/23	450,000	432,804
2.500% due 02/09/25	400,000	378,142
2.900% due 09/12/27	300,000	282,876
3.000% due 11/13/27	100,000	94,974
3.250% due 02/23/26	70,000	68,453
3.350% due 02/09/27	200,000	195,744
3.450% due 05/06/24	300,000	300,502
3.450% due 02/09/45	250,000	224,482
3.750% due 09/12/47	75,000	70,393
3.750% due 11/13/47	50,000	47,006
3.850% due 08/04/46	35,000	33,591
4.250% due 02/09/47	100,000	102,138
4.500% due 02/23/36	50,000	53,793
4.650% due 02/23/46	145,000	156,759
Applied Materials Inc
2.625% due 10/01/20	50,000	49,514
3.300% due 04/01/27	255,000	245,692
3.900% due 10/01/25	35,000	35,162
4.350% due 04/01/47	45,000	44,824
5.100% due 10/01/35	35,000	38,438
Autodesk Inc 3.125% due 06/15/20	100,000	99,560
Broadcom Corp
2.375% due 01/15/20	100,000	98,858
3.000% due 01/15/22	350,000	341,191
3.625% due 01/15/24	100,000	97,095
3.875% due 01/15/27	600,000	566,853
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	47,436
Dell International LLC
4.420% due 06/15/21 ~	300,000	304,632
5.450% due 06/15/23 ~	115,000	120,914
6.020% due 06/15/26 ~	285,000	303,966
8.100% due 07/15/36 ~	50,000	60,095
8.350% due 07/15/46 ~	50,000	62,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Electronic Arts Inc
3.700% due 03/01/21	$50,000	$50,421
4.800% due 03/01/26	50,000	52,440
Fidelity National Information Services Inc
3.000% due 08/15/26	150,000	138,781
3.500% due 04/15/23	57,000	56,380
4.750% due 05/15/48	100,000	99,405
5.000% due 10/15/25	56,000	59,025
Fiserv Inc
2.700% due 06/01/20	50,000	49,578
3.850% due 06/01/25	100,000	99,223
Hewlett Packard Enterprise Co
3.500% due 10/05/21	50,000	49,978
3.600% due 10/15/20	50,000	50,260
4.900% due 10/15/25	250,000	257,252
6.200% due 10/15/35	50,000	51,482
6.350% due 10/15/45	50,000	51,479
HP Inc
3.750% due 12/01/20	9,000	9,083
4.050% due 09/15/22	200,000	202,789
6.000% due 09/15/41	55,000	56,028
Intel Corp
1.700% due 05/19/21	100,000	96,633
2.450% due 07/29/20	160,000	158,666
2.600% due 05/19/26	100,000	93,380
2.875% due 05/11/24	200,000	194,306
3.300% due 10/01/21	250,000	251,607
3.700% due 07/29/25	145,000	145,987
3.734% due 12/08/47	300,000	279,789
International Business Machines Corp
1.625% due 05/15/20	150,000	146,909
3.375% due 08/01/23	300,000	300,407
3.625% due 02/12/24	500,000	502,574
4.700% due 02/19/46	200,000	217,307
5.600% due 11/30/39	26,000	31,052
8.375% due 11/01/19	100,000	105,840
Lam Research Corp 2.800% due 06/15/21	50,000	49,172
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	49,795
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	94,484
Microsoft Corp
1.550% due 08/08/21	100,000	96,100
1.850% due 02/06/20	100,000	98,804
2.000% due 11/03/20	100,000	98,250
2.000% due 08/08/23	50,000	47,280
2.375% due 02/12/22	200,000	195,292
2.375% due 05/01/23	100,000	96,791
2.400% due 02/06/22	100,000	97,712
2.400% due 08/08/26	250,000	230,636
2.875% due 02/06/24	35,000	34,231
3.125% due 11/03/25	100,000	97,938
3.300% due 02/06/27	560,000	550,396
3.450% due 08/08/36	150,000	143,176
3.500% due 11/15/42	100,000	93,261
3.700% due 08/08/46	100,000	96,077
3.750% due 02/12/45	200,000	193,796
3.950% due 08/08/56	150,000	146,908
4.100% due 02/06/37	300,000	309,530
4.250% due 02/06/47	100,000	105,075
4.450% due 11/03/45	100,000	107,340
4.500% due 02/06/57	300,000	324,036
4.750% due 11/03/55	50,000	56,581
5.200% due 06/01/39	135,000	157,933
5.300% due 02/08/41	200,000	236,348
NetApp Inc 3.375% due 06/15/21	50,000	49,847

	Principal Amount	Value
Oracle Corp
1.900% due 09/15/21	$135,000	$130,338
2.250% due 10/08/19	300,000	298,552
2.400% due 09/15/23	250,000	238,759
2.650% due 07/15/26	440,000	408,516
2.950% due 05/15/25	150,000	143,933
3.250% due 11/15/27	350,000	337,108
3.850% due 07/15/36	50,000	48,329
3.900% due 05/15/35	105,000	101,678
4.000% due 07/15/46	250,000	238,441
4.000% due 11/15/47	250,000	237,501
4.300% due 07/08/34	100,000	102,183
4.375% due 05/15/55	200,000	199,635
6.125% due 07/08/39	100,000	123,234
6.500% due 04/15/38	100,000	128,469
QUALCOMM Inc
2.250% due 05/20/20	100,000	98,731
2.600% due 01/30/23	100,000	96,197
2.900% due 05/20/24	50,000	47,879
3.250% due 05/20/27	50,000	47,042
3.450% due 05/20/25	150,000	145,895
4.300% due 05/20/47	30,000	28,328
4.800% due 05/20/45	150,000	152,040
Seagate HDD Cayman
4.250% due 03/01/22	50,000	49,719
5.750% due 12/01/34	50,000	45,252
Texas Instruments Inc
1.850% due 05/15/22	300,000	285,395
4.150% due 05/15/48	200,000	200,769
VMware Inc
2.300% due 08/21/20	30,000	29,422
2.950% due 08/21/22	35,000	33,712
3.900% due 08/21/27	30,000	28,417
Xerox Corp
3.500% due 08/20/20	50,000	49,760
3.800% due 05/15/24	150,000	141,026
5.625% due 12/15/19	100,000	102,422
Xilinx Inc 2.950% due 06/01/24	100,000	95,087

		18,935,460

Utilities - 1.7%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	34,962
Alabama Power Co
2.450% due 03/30/22	100,000	96,945
4.150% due 08/15/44	90,000	87,488
4.300% due 07/15/48	15,000	15,042
Ameren Illinois Co
3.250% due 03/01/25	50,000	48,747
3.800% due 05/15/28	50,000	50,315
4.150% due 03/15/46	50,000	49,319
American Water Capital Corp
2.950% due 09/01/27	35,000	32,770
3.750% due 09/01/47	50,000	45,460
4.300% due 12/01/42	100,000	98,585
Appalachian Power Co
3.400% due 06/01/25	100,000	97,668
4.600% due 03/30/21	50,000	51,312
7.000% due 04/01/38	150,000	195,750
Arizona Public Service Co
2.950% due 09/15/27	50,000	46,722
4.500% due 04/01/42	100,000	103,120
Atmos Energy Corp
3.000% due 06/15/27	30,000	28,376
4.150% due 01/15/43	64,000	62,226
Avangrid Inc 3.150% due 12/01/24	50,000	47,712

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Baltimore Gas & Electric Co
3.500% due 11/15/21	$25,000	$25,015
3.750% due 08/15/47	50,000	45,908
Berkshire Hathaway Energy Co
2.375% due 01/15/21	25,000	24,604
2.800% due 01/15/23	40,000	38,921
3.250% due 04/15/28	30,000	28,419
3.800% due 07/15/48	25,000	22,625
4.450% due 01/15/49 ~	50,000	49,990
5.150% due 11/15/43	200,000	217,199
6.125% due 04/01/36	99,000	120,052
Black Hills Corp
3.150% due 01/15/27	50,000	46,027
4.350% due 05/01/33	30,000	29,441
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	95,525
2.400% due 09/01/26	50,000	45,391
3.000% due 02/01/27	50,000	47,279
CenterPoint Energy Resources Corp
4.000% due 04/01/28	100,000	98,662
4.500% due 01/15/21	100,000	101,832
CMS Energy Corp 6.250% due 02/01/20	100,000	103,940
Commonwealth Edison Co
3.700% due 08/15/28	20,000	19,964
3.750% due 08/15/47	50,000	46,286
3.800% due 10/01/42	100,000	93,762
4.000% due 08/01/20	100,000	101,298
4.000% due 03/01/48	100,000	96,566
Consolidated Edison Co of New York Inc
3.800% due 05/15/28	150,000	150,960
3.875% due 06/15/47	150,000	139,967
3.950% due 03/01/43	100,000	95,739
4.300% due 12/01/56	50,000	47,771
4.500% due 12/01/45	100,000	102,263
Consolidated Edison Inc 2.000% due 03/15/20	25,000	24,589
Consumers Energy Co 3.250% due 08/15/46	50,000	42,786
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	98,820
Dominion Energy Inc
2.579% due 07/01/20	200,000	197,481
2.750% due 01/15/22	50,000	48,710
2.850% due 08/15/26	30,000	27,346
4.250% due 06/01/28	50,000	50,231
4.700% due 12/01/44	100,000	101,308
DTE Electric Co
3.375% due 03/01/25	50,000	49,044
3.650% due 03/15/24	51,000	51,112
DTE Energy Co
3.300% due 06/15/22	50,000	49,393
3.800% due 03/15/27	100,000	97,863
3.850% due 12/01/23	100,000	100,195
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	147,680
3.750% due 06/01/45	200,000	184,556
6.050% due 04/15/38	110,000	135,695
6.100% due 06/01/37	25,000	30,325
Duke Energy Corp
1.800% due 09/01/21	200,000	191,265
2.400% due 08/15/22	50,000	47,871
3.150% due 08/15/27	50,000	46,563
3.550% due 09/15/21	100,000	100,304
3.750% due 04/15/24	300,000	300,657
3.950% due 08/15/47	50,000	45,173
Duke Energy Indiana LLC
3.750% due 05/15/46	50,000	45,764
4.900% due 07/15/43	100,000	109,100

	Principal Amount	Value
Duke Energy Progress LLC
3.700% due 09/01/28	$100,000	$99,254
3.700% due 10/15/46	300,000	274,237
Edison International
2.400% due 09/15/22	40,000	37,799
2.950% due 03/15/23	100,000	95,911
4.125% due 03/15/28	100,000	99,111
El Paso Electric Co 5.000% due 12/01/44	50,000	50,797
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	33,003
4.750% due 06/15/46	200,000	195,475
Enel Americas SA (Chile) 4.000% due 10/25/26	200,000	190,900
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	50,570
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	49,715
Entergy Arkansas Inc 3.500% due 04/01/26	50,000	49,293
Entergy Corp 2.950% due 09/01/26	30,000	27,595
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	54,385
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	47,592
4.200% due 09/01/48	50,000	49,721
4.950% due 01/15/45	40,000	40,269
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	137,278
Evergy Inc 4.850% due 06/01/21	100,000	102,170
Eversource Energy
2.800% due 05/01/23	100,000	96,618
2.900% due 10/01/24	50,000	47,517
3.300% due 01/15/28	100,000	94,420
Exelon Corp
2.850% due 06/15/20	50,000	49,579
3.950% due 06/15/25	100,000	99,820
4.450% due 04/15/46	100,000	97,168
4.950% due 06/15/35	35,000	36,762
5.100% due 06/15/45	35,000	36,902
Exelon Generation Co LLC
2.950% due 01/15/20	100,000	99,756
5.200% due 10/01/19	300,000	306,371
FirstEnergy Corp
4.250% due 03/15/23	40,000	40,653
7.375% due 11/15/31	65,000	84,031
Florida Power & Light Co
3.700% due 12/01/47	200,000	184,349
4.950% due 06/01/35	100,000	109,292
5.690% due 03/01/40	35,000	42,076
5.950% due 02/01/38	125,000	152,897
Georgia Power Co
2.000% due 03/30/20	100,000	98,175
2.850% due 05/15/22	100,000	97,482
3.250% due 03/30/27	100,000	93,401
4.300% due 03/15/42	100,000	95,178
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	24,691
ITC Holdings Corp
3.350% due 11/15/27	50,000	47,127
3.650% due 06/15/24	25,000	24,558
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	49,225
MidAmerican Energy Co
3.650% due 08/01/48	100,000	92,035
6.750% due 12/30/31	100,000	126,967
Mississippi Power Co 3.950% due 03/30/28	25,000	24,498

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
National Fuel Gas Co
3.750% due 03/01/23	$100,000	$98,130
3.950% due 09/15/27	50,000	46,164
Nevada Power Co 2.750% due 04/15/20	150,000	149,605
NextEra Energy Capital Holdings Inc
4.500% due 06/01/21	50,000	50,973
4.800% due 12/01/77	100,000	94,693
NiSource Inc
3.490% due 05/15/27	50,000	47,483
3.950% due 03/30/48	50,000	44,986
4.800% due 02/15/44	100,000	101,437
5.250% due 02/15/43	100,000	105,971
Northern States Power Co
2.150% due 08/15/22	100,000	95,451
2.600% due 05/15/23	100,000	96,461
NSTAR Electric Co 2.375% due 10/15/22	100,000	96,138
Ohio Edison Co 6.875% due 07/15/36	150,000	193,494
Ohio Power Co 5.375% due 10/01/21	30,000	31,767
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	46,086
Oncor Electric Delivery Co LLC
3.800% due 09/30/47	50,000	47,321
5.300% due 06/01/42	100,000	115,395
7.000% due 05/01/32	50,000	64,481
ONE Gas Inc 4.658% due 02/01/44	200,000	209,622
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	95,022
3.500% due 06/15/25	100,000	95,517
3.850% due 11/15/23	50,000	49,644
3.950% due 12/01/47	100,000	87,044
4.250% due 08/01/23 ~	100,000	100,600
4.300% due 03/15/45	105,000	96,270
4.750% due 02/15/44	100,000	97,489
6.050% due 03/01/34	250,000	282,133
PacifiCorp 4.125% due 01/15/49	70,000	68,800
PECO Energy Co
1.700% due 09/15/21	50,000	47,656
3.150% due 10/15/25	50,000	48,245
3.900% due 03/01/48	60,000	57,262
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	36,449
Potomac Electric Power Co 3.600% due 03/15/24	100,000	99,991
PPL Electric Utilities Corp
3.950% due 06/01/47	300,000	289,594
4.150% due 10/01/45	25,000	24,738
4.150% due 06/15/48	100,000	99,594
4.750% due 07/15/43	50,000	53,322
Progress Energy Inc 7.750% due 03/01/31	100,000	131,080
PSEG Power LLC
3.000% due 06/15/21	50,000	49,253
3.850% due 06/01/23	100,000	99,719
Public Service Co of Colorado
3.700% due 06/15/28	50,000	50,033
3.800% due 06/15/47	50,000	47,432
4.300% due 03/15/44	200,000	202,272
Public Service Electric & Gas Co
3.000% due 05/15/27	200,000	189,353
4.050% due 05/01/48	25,000	24,857
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	95,297
2.650% due 11/15/22	50,000	48,036

	Principal Amount	Value
Puget Energy Inc
3.650% due 05/15/25	$100,000	$96,573
6.000% due 09/01/21	100,000	106,369
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	30,467
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	99,210
3.600% due 09/01/23	100,000	100,476
3.750% due 06/01/47	50,000	45,527
4.150% due 05/15/48	25,000	24,521
Sempra Energy
3.400% due 02/01/28	65,000	60,926
3.800% due 02/01/38	100,000	90,391
Sierra Pacific Power Co 2.600% due 05/01/26	200,000	184,559
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	99,624
5.300% due 05/15/33	50,000	52,695
5.450% due 02/01/41	50,000	53,875
Southern California Edison Co
3.500% due 10/01/23	100,000	99,423
3.650% due 03/01/28	50,000	48,871
3.700% due 08/01/25	30,000	29,819
3.875% due 06/01/21	100,000	100,988
3.900% due 03/15/43	50,000	46,358
4.000% due 04/01/47	100,000	94,271
4.125% due 03/01/48	10,000	9,566
4.500% due 09/01/40	50,000	50,518
Southern California Gas Co
2.600% due 06/15/26	50,000	46,019
3.150% due 09/15/24	100,000	97,641
4.125% due 06/01/48	150,000	148,828
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	149,697
Southwest Gas Corp 3.800% due 09/29/46	50,000	44,990
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	45,465
4.100% due 09/15/28	50,000	50,079
6.200% due 03/15/40	50,000	59,690
Southwestern Public Service Co 3.300% due 06/15/24	50,000	49,203
Tampa Electric Co 4.300% due 06/15/48	50,000	49,814
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	25,097
The Southern Co
2.350% due 07/01/21	100,000	97,023
2.750% due 06/15/20	100,000	99,084
2.950% due 07/01/23	25,000	24,036
3.250% due 07/01/26	300,000	280,144
4.250% due 07/01/36	30,000	28,583
4.400% due 07/01/46	100,000	95,466
Tucson Electric Power Co 3.050% due 03/15/25	50,000	47,554
Union Electric Co 8.450% due 03/15/39	100,000	149,867
Virginia Electric & Power Co
2.950% due 01/15/22	250,000	246,306
2.950% due 11/15/26	50,000	46,999
3.150% due 01/15/26	35,000	33,720
3.450% due 02/15/24	100,000	99,009
3.500% due 03/15/27	200,000	195,771
3.800% due 09/15/47	50,000	46,112
4.000% due 11/15/46	20,000	18,963
4.650% due 08/15/43	100,000	105,287
8.875% due 11/15/38	25,000	38,900
WEC Energy Group Inc
3.375% due 06/15/21	65,000	65,059
3.550% due 06/15/25	100,000	98,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Westar Energy Inc
3.100% due 04/01/27	$50,000	$47,471
4.100% due 04/01/43	100,000	98,197
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	94,282
Xcel Energy Inc
2.600% due 03/15/22	50,000	48,513
4.000% due 06/15/28	50,000	50,143

		18,437,041

Total Corporate Bonds & Notes (Cost $298,503,702)		292,917,670

MORTGAGE-BACKED SECURITIES - 29.6%

Collateralized Mortgage Obligations-Commercial - 1.9%

BANK 3.175% due 09/15/60	200,000	191,220
BENCHMARK 4.121% due 07/15/51	200,000	205,535
CD Mortgage Trust 3.456% due 11/13/50	175,000	171,001
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	700,000	692,985
3.778% due 09/10/58	600,000	606,722
Commercial Mortgage Pass-Through Certificates 3.525% due 02/10/49	300,000	299,292
Commercial Mortgage Trust
3.660% due 08/10/50	400,000	403,140
3.819% due 06/10/47	900,000	911,169
4.228% due 05/10/51	400,000	412,409
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	583,874
Fannie Mae - Aces
2.717% due 02/25/22	443,123	437,590
2.723% due 10/25/24	200,000	193,476
2.922% due 08/25/21	477,741	474,731
2.999% due 01/25/28 §	500,000	474,126
3.061% due 05/25/27 §	200,000	192,655
3.086% due 12/25/27 §	190,000	181,574
3.639% due 08/25/30	300,000	298,580
Freddie Mac Multifamily Structured Pass - Through Certificates
1.875% due 04/25/22	281,827	275,779
2.673% due 03/25/26	600,000	571,850
2.745% due 01/25/26	400,000	383,769
3.171% due 10/25/24	1,500,000	1,490,945
3.224% due 03/25/27	500,000	490,346
3.250% due 04/25/23 §	1,700,000	1,705,744
3.310% due 05/25/23 §	500,000	501,998
3.926% due 06/25/28	100,000	102,707
3.990% due 08/25/33 §	42,000	42,792
GS Mortgage Securities Trust
2.773% due 11/10/45	199,574	195,064
3.734% due 11/10/48	1,000,000	1,002,401
JPMBB Commercial Mortgage Securities Trust
4.274% due 12/15/48	600,000	606,507
4.409% due 08/15/46 §	590,000	605,855
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47	500,000	494,033
5.312% due 05/15/45 §	300,000	293,965
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,003,647
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	394,725
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	507,072

	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	$250,000	$250,577
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	350,000	325,626
3.664% due 09/15/58	1,000,000	997,705
4.184% due 06/15/51	200,000	205,303
WFRBS Commercial Mortgage Trust
2.870% due 11/15/45	696,061	682,245
3.410% due 08/15/47	600,000	596,864

		20,457,598

Fannie Mae - 12.0%

2.500% due 10/01/27 - 11/01/46	8,021,668	7,738,970
3.000% due 05/01/22 - 09/01/47	34,617,036	33,567,698
3.500% due 10/01/25 - 06/01/48	41,542,679	41,167,655
4.000% due 12/01/19 - 07/01/48	24,958,451	25,284,610
4.225% (USD LIBOR + 1.695%) due 06/01/38 §	3,385	3,529
4.440% (USD LIBOR + 1.690%) due 08/01/39 §	9,106	9,553
4.500% due 05/01/23 - 08/01/48	12,464,774	12,921,410
5.000% due 08/01/20 - 09/01/48	3,635,872	3,851,489
5.500% due 11/01/33 - 07/01/41	1,531,724	1,652,666
6.000% due 09/01/34 - 06/01/40	667,317	734,567
6.500% due 09/01/36 - 07/01/38	142,223	158,228

		127,090,375

Freddie Mac - 7.8%

2.500% due 08/01/28 - 02/01/32	4,444,703	4,301,957
3.000% due 09/01/26 - 02/01/48	26,757,160	25,917,975
3.500% due 06/01/21 - 05/01/48	25,326,688	25,047,765
4.000% due 02/01/25 - 10/01/48	18,918,710	19,165,548
4.500% due 08/01/24 - 07/01/48	4,906,271	5,099,158
5.000% due 03/01/19 - 03/01/41	1,372,977	1,456,822
5.500% due 04/01/34 - 08/01/40	656,376	708,411
6.000% due 04/01/36 - 05/01/40	776,704	858,578
6.500% due 08/01/37 - 04/01/39	66,793	73,956

		82,630,170

Government National Mortgage Association - 7.9%

2.500% due 01/20/43	222,337	211,047
3.000% due 08/20/42 - 03/20/48	22,184,270	21,554,020
3.500% due 10/15/41 - 08/20/48	34,436,025	34,318,587
4.000% due 06/15/39 - 08/20/48	16,271,242	16,624,287
4.500% due 02/15/39 - 10/01/48	7,805,567	8,124,537
5.000% due 05/15/36 - 01/20/48	2,415,616	2,548,573
5.500% due 04/15/37 - 04/15/40	619,119	666,583
6.000% due 01/15/38 - 06/15/41	186,531	202,548
6.500% due 10/15/38 - 02/15/39	28,384	31,199

		84,281,381

Total Mortgage-Backed Securities (Cost $325,011,337)		314,459,524

ASSET-BACKED SECURITIES - 0.6%

Ally Auto Receivables Trust 2.920% due 11/15/22	75,000	74,858
Ally Master Owner Trust 3.290% due 05/15/23	100,000	100,175
American Express Credit Account Master Trust 3.180% due 04/15/24	103,000	102,928
American Express Credit Account Master Trust 2.040% due 05/15/23	400,000	392,261
AmeriCredit Automobile Receivables Trust 2.040% due 07/18/22	335,000	330,547
BA Credit Card Trust 1.950% due 08/15/22	200,000	197,265
Capital One Multi-Asset Execution Trust 1.820% due 09/15/22	600,000	593,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Citibank Credit Card Issuance Trust
2.680% due 06/07/23	$500,000	$494,078
6.150% due 06/15/39	250,000	309,091
Discover Card Execution Note Trust 1.880% due 02/15/23	360,000	352,655
Drive Auto Receivables Trust 4. 140% due 08/15/24	200,000	200,909
Ford Credit Auto Lease Trust 3.190% due 12/15/21	40,000	40,015
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	389,894
Ford Credit Floorplan Master Owner Trust ‘A’ 2.160% due 09/15/22	250,000	245,260
GM Financial Automobile Leasing Trust 3.060% due 06/21/21	150,000	150,138
Honda Auto Receivables Owner Trust 2.050% due 11/22/21	250,000	247,156
Mercedes-Benz Auto Lease Trust 2.410% due 02/16/21	100,000	99,458
Nissan Auto Receivables Owner Trust 2.650% due 05/16/22	120,000	119,232
Santander Drive Auto Receivables Trust
3.030% due 02/15/22	50,000	49,972
3.030% due 09/15/22	90,000	89,640
3.560% due 07/15/24	100,000	99,792
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	200,000	194,798
Toyota Auto Receivables Owner Trust ‘B’ 1.760% due 07/15/21	300,000	297,047
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	493,879
World Omni Auto Receivables Trust 2.500% due 04/17/23	160,000	158,019
World Omni Automobile Lease Securitization Trust 3.190% due 12/15/21	50,000	50,070

Total Asset-Backed Securities (Cost $5,966,742)		5,872,143

U.S. GOVERNMENT AGENCY ISSUES - 1.4%

Fannie Mae
1.375% due 10/07/21	1,000,000	955,731
1.500% due 02/28/20	1,000,000	983,006
1.875% due 12/28/20	500,000	489,495
2.125% due 04/24/26	815,000	759,766
2.625% due 09/06/24	960,000	936,244
5.625% due 07/15/37	100,000	129,921
7.125% due 01/15/30	525,000	708,461
Federal Farm Credit Banks 1.680% due 10/13/20	500,000	488,680
Federal Home Loan Bank
1.375% due 09/28/20	800,000	777,672
1.800% due 08/28/20	500,000	490,227
2.625% due 10/01/20	2,000,000	1,990,720
5.500% due 07/15/36	100,000	127,275
Freddie Mac
1.250% due 10/02/19	1,200,000	1,183,534
1.375% due 05/01/20	2,000,000	1,956,682
2.375% due 02/16/21	1,000,000	988,803
2.375% due 01/13/22	1,000,000	983,030
3.200% due 05/15/23	500,000	498,422
6.250% due 07/15/32	225,000	296,824
Tennessee Valley Authority
3.500% due 12/15/42	100,000	97,128
3.875% due 02/15/21	65,000	66,436
5.250% due 09/15/39	25,000	30,677
5.375% due 04/01/56	50,000	64,977

	Principal Amount	Value
6.750% due 11/01/25	$150,000	$183,115
7.125% due 05/01/30	50,000	67,404

Total U.S. Government Agency Issues (Cost $15,414,022)		15,254,230

U.S. TREASURY OBLIGATIONS - 37.8%

U.S. Treasury Bonds - 6.5%

2.250% due 08/15/46	3,950,000	3,260,910
2.500% due 02/15/45	2,800,000	2,451,969
2.500% due 02/15/46	3,100,000	2,704,871
2.500% due 05/15/46	4,000,000	3,487,344
2.750% due 08/15/42	2,450,000	2,269,121
2.750% due 11/15/42	1,850,000	1,711,792
2.750% due 08/15/47	4,050,000	3,707,965
2.750% due 11/15/47	2,500,000	2,287,695
2.875% due 05/15/43	6,200,000	5,861,301
2.875% due 08/15/45	1,000,000	941,387
3.000% due 05/15/42	1,075,000	1,041,301
3.000% due 11/15/45	1,900,000	1,832,090
3.000% due 02/15/47	500,000	481,680
3.000% due 05/15/47	1,700,000	1,636,848
3.000% due 02/15/48	2,000,000	1,924,297
3.125% due 11/15/41	975,000	965,402
3.125% due 02/15/43	2,625,000	2,593,161
3.125% due 08/15/44	5,600,000	5,527,922
3.125% due 05/15/48	3,700,000	3,649,703
3.625% due 08/15/43	1,525,000	1,635,920
3.625% due 02/15/44	500,000	536,924
3.750% due 08/15/41	1,300,000	1,419,031
3.750% due 11/15/43	1,000,000	1,094,824
4.250% due 11/15/40	750,000	877,661
4.375% due 05/15/40	1,025,000	1,217,908
4.375% due 05/15/41	775,000	923,915
4.500% due 02/15/36	1,750,000	2,076,997
4.500% due 05/15/38	500,000	600,049
4.500% due 08/15/39	700,000	843,350
4.625% due 02/15/40	4,225,000	5,180,989
5.375% due 02/15/31	1,100,000	1,359,724
6.250% due 05/15/30	2,550,000	3,340,799

		69,444,850

U.S. Treasury Notes - 31.3%

1.000% due 10/15/19	1,200,000	1,179,727
1.125% due 04/30/20	5,500,000	5,360,781
1.125% due 02/28/21	5,400,000	5,183,578
1.125% due 06/30/21	1,500,000	1,431,416
1.125% due 07/31/21	4,100,000	3,905,971
1.125% due 08/31/21	2,300,000	2,187,920
1.250% due 01/31/20	750,000	735,586
1.250% due 02/29/20	9,000,000	8,814,902
1.250% due 03/31/21	2,000,000	1,923,242
1.375% due 01/15/20	9,500,000	9,339,873
1.375% due 02/15/20	6,200,000	6,087,141
1.375% due 03/31/20	5,500,000	5,388,926
1.375% due 09/15/20	1,500,000	1,459,307
1.375% due 06/30/23	4,300,000	4,003,619
1.500% due 04/15/20	1,000,000	981,094
1.500% due 05/15/20	5,000,000	4,899,414
1.500% due 05/31/20	2,000,000	1,958,398
1.500% due 06/15/20	1,250,000	1,223,438
1.500% due 07/15/20	1,350,000	1,319,520
1.500% due 08/15/20	6,000,000	5,858,438
1.500% due 03/31/23	1,500,000	1,409,736
1.500% due 08/15/26	3,200,000	2,858,001
1.625% due 10/15/20	5,300,000	5,174,539
1.625% due 11/30/20	4,500,000	4,386,006
1.625% due 08/15/22	2,025,000	1,929,208

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
1.625% due 11/15/22	$4,975,000	$4,724,015
1.625% due 05/31/23	1,000,000	943,145
1.625% due 10/31/23	3,000,000	2,813,320
1.625% due 02/15/26	4,900,000	4,448,186
1.625% due 05/15/26	1,300,000	1,176,449
1.750% due 11/30/19	3,000,000	2,968,008
1.750% due 10/31/20	5,100,000	4,989,234
1.750% due 11/15/20	1,850,000	1,808,953
1.750% due 11/30/21	500,000	482,842
1.750% due 05/15/22	1,250,000	1,200,391
1.750% due 06/30/22	2,000,000	1,917,969
1.750% due 05/15/23	5,250,000	4,981,245
1.875% due 06/30/20	4,200,000	4,134,293
1.875% due 12/15/20	1,000,000	979,609
1.875% due 01/31/22	500,000	483,779
1.875% due 02/28/22	6,000,000	5,800,781
1.875% due 04/30/22	2,000,000	1,930,078
1.875% due 07/31/22	3,500,000	3,368,203
1.875% due 09/30/22	2,500,000	2,401,367
1.875% due 08/31/24	3,000,000	2,821,348
2.000% due 01/31/20	1,000,000	990,664
2.000% due 07/31/20	3,000,000	2,957,461
2.000% due 09/30/20	2,500,000	2,460,400
2.000% due 08/31/21	3,000,000	2,927,168
2.000% due 11/15/21	2,000,000	1,947,500
2.000% due 12/31/21	500,000	486,172
2.000% due 02/15/22	1,100,000	1,068,439
2.000% due 10/31/22	9,000,000	8,679,902
2.000% due 11/30/22	2,400,000	2,312,859
2.000% due 02/15/23	6,950,000	6,684,624
2.000% due 05/31/24	5,000,000	4,747,461
2.000% due 02/15/25	2,000,000	1,884,180
2.000% due 11/15/26	1,500,000	1,388,379
2.125% due 08/15/21	2,200,000	2,154,711
2.125% due 11/30/23	6,000,000	5,763,047
2.125% due 02/29/24	4,500,000	4,311,826
2.250% due 02/29/20	3,500,000	3,476,416
2.250% due 04/30/21	5,700,000	5,614,166
2.250% due 12/31/23	4,000,000	3,863,047
2.250% due 01/31/24	2,000,000	1,929,961
2.250% due 10/31/24	800,000	767,328
2.250% due 11/15/24	2,000,000	1,917,266
2.250% due 12/31/24	4,000,000	3,831,484
2.250% due 11/15/25	2,200,000	2,091,805
2.250% due 02/15/27	6,700,000	6,308,730
2.250% due 08/15/27	5,200,000	4,877,945
2.250% due 11/15/27	2,300,000	2,153,330
2.375% due 04/30/20	2,500,000	2,484,766
2.375% due 03/15/21	6,500,000	6,427,383
2.375% due 08/15/24	10,300,000	9,962,836
2.375% due 05/15/27	2,750,000	2,611,748
2.500% due 05/31/20	2,000,000	1,990,703
2.500% due 06/30/20	8,000,000	7,960,156
2.500% due 03/31/23	4,000,000	3,926,719
2.500% due 08/15/23	4,450,000	4,360,913
2.500% due 01/31/25	4,000,000	3,886,016
2.625% due 07/31/20	10,500,000	10,466,982
2.625% due 08/15/20	1,800,000	1,793,953
2.625% due 11/15/20	2,000,000	1,991,211
2.750% due 04/30/23	1,500,000	1,487,959
2.750% due 07/31/23	7,000,000	6,939,434
2.750% due 08/31/23	5,000,000	4,957,129
2.750% due 11/15/23	6,600,000	6,538,770
2.750% due 02/15/24	8,000,000	7,917,500
2.750% due 02/15/28	3,500,000	3,414,004
2.875% due 05/15/28	2,500,000	2,462,988
2.875% due 08/15/28	6,000,000	5,909,883
3.125% due 05/15/21	1,750,000	1,761,587
3.375% due 11/15/19	1,750,000	1,762,988

		331,984,895

Total U.S. Treasury Obligations (Cost $412,748,140)		401,429,745

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Canada Government (Canada) 2.000% due 11/15/22	$250,000	$240,337
Chile Government (Chile)
3.125% due 01/21/26	75,000	72,131
3.860% due 06/21/47	300,000	285,975
Colombia Government (Colombia)
4.375% due 07/12/21	300,000	305,925
4.500% due 01/28/26	500,000	510,187
5.000% due 06/15/45	300,000	300,000
Export Development Canada (Canada)
2.000% due 11/30/20	400,000	391,991
2.500% due 01/24/23	200,000	195,317
Export-Import Bank of Korea (South Korea)
2.750% due 01/25/22	200,000	194,482
5.000% due 04/11/22	200,000	208,868
Hungary Government (Hungary)
5.375% due 03/25/24	200,000	214,534
6.375% due 03/29/21	350,000	373,975
7.625% due 03/29/41	200,000	279,839
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	114,481
Indonesia Government (Indonesia) 2.950% due 01/11/23	300,000	287,295
Iraq Government AID 2.149% due 01/18/22	200,000	194,692
Israel Government (Israel) 4.125% due 01/17/48	300,000	287,769
Israel Government AID 5.500% due 04/26/24	25,000	27,966
Japan Bank for International Cooperation (Japan) 3.250% due 07/20/28	200,000	196,944
Japan Bank for International Cooperation (Japan)
1.875% due 07/21/26	200,000	178,939
2.125% due 07/21/20	300,000	294,761
2.250% due 02/24/20	500,000	494,975
2.375% due 07/21/22	300,000	290,372
3.375% due 07/31/23	200,000	200,457
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	198,506
Korea International (South Korea) 2.750% due 01/19/27	200,000	188,627
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	90,336
3.625% due 03/15/22	296,000	296,980
3.750% due 01/11/28	200,000	190,850
4.000% due 10/02/23	550,000	554,359
4.150% due 03/28/27	200,000	197,175
4.600% due 01/23/46	500,000	467,500
4.600% due 02/10/48	200,000	188,500
4.750% due 03/08/44	264,000	252,912
6.750% due 09/27/34	225,000	269,719
Panama Government (Panama)
4.000% due 09/22/24	200,000	203,202
4.500% due 05/15/47	350,000	351,403
6.700% due 01/26/36	100,000	125,401
8.875% due 09/30/27	100,000	135,150
Peruvian Government (Peru)
4.125% due 08/25/27	300,000	310,053
8.750% due 11/21/33	200,000	296,000
Philippine Government (Philippines)
3.000% due 02/01/28	200,000	186,524
3.950% due 01/20/40	300,000	290,009
4.000% due 01/15/21	325,000	331,268
6.375% due 10/23/34	250,000	312,354
7.750% due 01/14/31	200,000	270,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Province of Alberta (Canada) 2.200% due 07/26/22	$250,000	$240,690
Province of British Columbia (Canada)
2.000% due 10/23/22	100,000	95,573
2.650% due 09/22/21	100,000	98,663
Province of Manitoba (Canada) 2.125% due 05/04/22	250,000	240,372
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	50,165
Province of Ontario (Canada)
2.250% due 05/18/22	500,000	482,935
2.400% due 02/08/22	350,000	340,585
4.000% due 10/07/19	150,000	151,680
4.400% due 04/14/20	250,000	255,320
Province of Quebec (Canada)
2.375% due 01/31/22	250,000	243,537
2.750% due 08/25/21	100,000	98,908
2.750% due 04/12/27	350,000	333,332
3.500% due 07/29/20	100,000	100,900
7.500% due 07/15/23	100,000	117,732
7.500% due 09/15/29	75,000	102,141
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	163,283
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	147,420
4.000% due 01/22/24	150,000	153,156
The Korea Development Bank (South Korea)
2.000% due 09/12/26	400,000	345,708
3.375% due 03/12/23	200,000	197,071
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	295,271
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	134,000
4.375% due 10/27/27	350,000	357,219
5.100% due 06/18/50	200,000	204,750

Total Foreign Government Bonds & Notes (Cost $17,192,497)		16,799,774

MUNICIPAL BONDS - 0.6%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	31,746
8.084% due 02/15/50	300,000	471,324
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	34,212
7.043% due 04/01/50	50,000	73,466
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	30,241
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	127,368
City of Chicago IL ‘B’
7.375% due 01/01/33	35,000	38,130
7.750% due 01/01/42	50,000	53,640
City of Houston TX 3.961% due 03/01/47	50,000	47,290
City of New York NY 5.517% due 10/01/37	40,000	47,164
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	109,297
5.456% due 12/01/39	25,000	29,706
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	176,905
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	53,609

	Principal Amount	Value
Los Angeles Unified School District CA
5.750% due 07/01/34	$300,000	$355,566
6.758% due 07/01/34	100,000	128,786
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	29,894
6.668% due 11/15/39	55,000	71,435
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	29,568
6.655% due 04/01/57	100,000	118,670
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	150,100
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	156,819
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	138,141
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	35,396
New York City Water & Sewer System
5.952% due 06/15/42	50,000	63,730
6.011% due 06/15/42	10,000	12,840
New York State Urban Development Corp 5.770% due 03/15/39	25,000	28,825
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	89,676
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	169,358
Port Authority of New York & New Jersey
4.031% due 09/01/48	50,000	49,446
4.229% due 10/15/57	30,000	29,900
4.458% due 10/01/62	100,000	104,018
5.647% due 11/01/40	150,000	181,198
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	64,772
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	46,517
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	99,974
State of California
3.500% due 04/01/28	100,000	98,007
6.200% due 10/01/19	25,000	25,828
7.300% due 10/01/39	100,000	139,940
7.500% due 04/01/34	50,000	69,277
7.550% due 04/01/39	150,000	219,469
7.600% due 11/01/40	270,000	402,308
7.625% due 03/01/40	40,000	58,384
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	24,109
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	52,896
State of Illinois
5.100% due 06/01/33	425,000	408,569
6.725% due 04/01/35	100,000	106,320
State of Texas 5.517% due 04/01/39	100,000	122,853
State of Utah ‘D’ 4.554% due 07/01/24	15,000	15,637
State of Wisconsin 3.154% due 05/01/27	250,000	240,147
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	28,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
The Ohio State University ‘C’ 4.910% due 06/01/40	$300,000	$338,532
University of California
3.063% due 07/01/25	50,000	48,584
4.767% due 05/15/15	75,000	74,374
4.858% due 05/15/12	100,000	101,665

Total Municipal Bonds (Cost $5,622,926)		6,053,796

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	12,583,161	12,583,161

Total Short-Term Investment (Cost $12,583,161)		12,583,161

TOTAL INVESTMENTS - 100.4% (Cost $1,093,042,527)		1,065,370,043

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(4,220,807)

NET ASSETS - 100.0%		$1,061,149,236

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$292,917,670	$-	$292,917,670	$-
	Mortgage-Backed Securities	314,459,524	-	314,459,524	-
	Asset-Backed Securities	5,872,143	-	5,872,143	-
	U.S. Government Agency Issues	15,254,230	-	15,254,230	-
	U.S. Treasury Obligations	401,429,745	-	401,429,745	-
	Foreign Government Bonds & Notes	16,799,774	-	16,799,774	-
	Municipal Bonds	6,053,796	-	6,053,796	-
	Short-Term Investment	12,583,161	12,583,161	-	-

	Total	$1,065,370,043	$12,583,161	$1,052,786,882	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.7%

Basic Materials - 5.9%

AK Steel Corp
7.000% due 03/15/27	$100,000	$96,500
7.625% due 10/01/21	100,000	102,375
Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	200,000	212,500
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	214,750
Ashland LLC 4.750% due 08/15/22	200,000	202,610
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	147,375
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	125,937
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	49,750
Big River Steel LLC 7.250% due 09/01/25 ~	110,000	116,875
Blue Cube Spinco Inc 10.000% due 10/15/25	85,000	98,175
Blue Cube Spinco LLC 9.750% due 10/15/23	65,000	73,694
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	91,125
CF Industries Inc
3.450% due 06/01/23	255,000	246,712
4.950% due 06/01/43	39,000	34,661
5.375% due 03/15/44	225,000	209,531
7.125% due 05/01/20	24,000	25,440
Clearwater Paper Corp
4.500% due 02/01/23	40,000	37,400
5.375% due 02/01/25 ~	50,000	46,625
Cleveland-Cliffs Inc
5.750% due 03/01/25	240,000	234,300
6.250% due 10/01/40	50,000	42,875
Coeur Mining Inc 5.875% due 06/01/24	50,000	47,813
Commercial Metals Co
4.875% due 05/15/23	100,000	99,660
5.750% due 04/15/26 ~	100,000	97,250
Compass Minerals International Inc 4.875% due 07/15/24 ~	50,000	46,563
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	150,000	152,437
Constellium NV
5.750% due 05/15/24 ~	50,000	49,938
6.625% due 03/01/25 ~	250,000	253,750
CVR Partners LP 9.250% due 06/15/23 ~	100,000	106,782
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	160,000	152,400
FMG Resources Pty Ltd (Australia)
4.750% due 05/15/22 ~	75,000	74,531
5.125% due 03/15/23 ~	115,000	113,994
5.125% due 05/15/24 ~	90,000	87,705
Freeport-McMoRan Inc
3.100% due 03/15/20	100,000	99,125
3.550% due 03/01/22	400,000	390,000
3.875% due 03/15/23	200,000	193,984
5.400% due 11/14/34	70,000	66,150
5.450% due 03/15/43	350,000	319,375
6.875% due 02/15/23	350,000	374,500
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	98,500
Hecla Mining Co 6.875% due 05/01/21	100,000	100,562

	Principal Amount	Value
Hexion Inc
6.625% due 04/15/20	$148,000	$139,490
9.000% due 11/15/20	100,000	82,750
10.000% due 04/15/20	100,000	98,375
10.375% due 02/01/22 ~	245,000	239,487
13.750% due 02/01/22 ~	25,000	21,813
Hi-Crush Partners LP 9.500% due 08/01/26 ~	100,000	93,375
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	200,000	206,522
7.625% due 01/15/25 ~	25,000	25,938
Huntsman International LLC
4.875% due 11/15/20	100,000	102,125
5.125% due 11/15/22	100,000	103,250
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	50,000	49,865
Ingevity Corp 4.500% due 02/01/26 ~	100,000	95,595
INVISTA Finance LLC 4.250% due 10/15/19 ~	100,000	100,345
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	136,736
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	102,750
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	103,250
Mercer International Inc (Canada) 5.500% due 01/15/26	150,000	147,375
Momentive Performance Materials Inc
3.880% due 10/24/21	95,000	102,956
4.690% due 04/24/22	50,000	55,000
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	51,188
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	88,000
Northwest Acquisitions ULC 7.125% due 11/01/22 ~	86,000	88,150
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	142,312
OCI NV (Netherlands) 6.625% due 04/15/23 ~	200,000	207,750
Olin Corp
5.000% due 02/01/30	50,000	46,938
5.125% due 09/15/27	60,000	58,050
5.500% due 08/15/22	100,000	103,125
Platform Specialty Products Corp
5.875% due 12/01/25 ~	85,000	84,300
6.500% due 02/01/22 ~	236,000	242,195
PolyOne Corp 5.250% due 03/15/23	91,000	94,643
PQ Corp
5.750% due 12/15/25 ~	100,000	99,500
6.750% due 11/15/22 ~	50,000	52,125
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	102,375
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	78,394
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	102,750
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	76,688
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	76,479
Starfruit Finco BV 8.000% due 10/01/26 ~	150,000	152,250
Steel Dynamics Inc
5.000% due 12/15/26	100,000	99,750
5.125% due 10/01/21	210,000	212,572
5.500% due 10/01/24	10,000	10,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	$100,000	$119,550
Taseko Mines Ltd (Canada) 8.750% due 06/15/22 ~	25,000	25,469
Teck Resources Ltd (Canada)
5.200% due 03/01/42	50,000	46,375
6.250% due 07/15/41	300,000	316,500
8.500% due 06/01/24 ~	238,000	260,788
The Chemours Co
5.375% due 05/15/27	55,000	53,213
6.625% due 05/15/23	180,000	188,476
7.000% due 05/15/25	130,000	138,514
TPC Group Inc 8.750% due 12/15/20 ~	100,000	100,250
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	75,000	72,491
Tronox Finance PLC 5.750% due 10/01/25 ~	50,000	46,500
Tronox Inc 6.500% due 04/15/26 ~	150,000	144,937
United States Steel Corp
6.250% due 03/15/26	140,000	139,125
6.875% due 08/15/25	71,000	72,864
7.375% due 04/01/20	48,000	50,460
Valvoline Inc 5.500% due 07/15/24	100,000	100,500
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	91,250
Versum Materials Inc 5.500% due 09/30/24 ~	60,000	61,500
WR Grace & Co
5.125% due 10/01/21 ~	50,000	51,475
5.625% due 10/01/24 ~	100,000	105,625

		11,796,880

Communications - 18.8%

Acosta Inc 7.750% due 10/01/22 ~	80,000	27,600
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	200,000	202,000
7.500% due 05/15/26 ~	500,000	488,750
Altice Finco SA (Luxembourg) 8.125% due 01/15/24 ~	200,000	203,750
Altice France SA (France)
6.250% due 05/15/24 ~	150,000	148,800
7.375% due 05/01/26 ~	967,000	971,642
8.125% due 02/01/27 ~	200,000	206,000
Altice Luxembourg SA (Luxembourg)
7.625% due 02/15/25 ~	200,000	182,000
7.750% due 05/15/22 ~	400,000	390,800
Altice US Finance I Corp
5.375% due 07/15/23 ~	200,000	202,750
5.500% due 05/15/26 ~	200,000	199,900
AMC Networks Inc
4.750% due 12/15/22	118,000	118,295
4.750% due 08/01/25	150,000	144,311
5.000% due 04/01/24	100,000	98,750
Anixter Inc
5.125% due 10/01/21	50,000	51,125
5.500% due 03/01/23	100,000	103,625
Block Communications Inc 6.875% due 02/15/25 ~	50,000	51,500
C&W Senior Financing DAC (Ireland) 6.875% due 09/15/27 ~	200,000	200,000
Cablevision Systems Corp
5.875% due 09/15/22	100,000	102,188
8.000% due 04/15/20	100,000	105,625
CBS Radio Inc 7.250% due 11/01/24 ~	100,000	96,598

	Principal Amount	Value
CCO Holdings LLC
4.000% due 03/01/23 ~	$143,000	$137,251
5.000% due 02/01/28 ~	266,000	250,678
5.125% due 02/15/23	125,000	125,781
5.125% due 05/01/23 ~	175,000	176,146
5.125% due 05/01/27 ~	675,000	641,662
5.250% due 03/15/21	100,000	100,688
5.250% due 09/30/22	100,000	101,466
5.375% due 05/01/25 ~	100,000	99,500
5.500% due 05/01/26 ~	150,000	148,688
5.750% due 09/01/23	85,000	86,593
5.750% due 01/15/24	350,000	356,562
5.750% due 02/15/26 ~	365,000	367,281
5.875% due 04/01/24 ~	242,000	247,747
5.875% due 05/01/27 ~	100,000	99,375
Cengage Learning Inc 9.500% due 06/15/24 ~	111,000	96,154
CenturyLink Inc
5.625% due 04/01/20	122,000	124,593
5.625% due 04/01/25	300,000	294,090
5.800% due 03/15/22	225,000	230,062
6.450% due 06/15/21	200,000	208,250
7.500% due 04/01/24	150,000	160,688
7.600% due 09/15/39	100,000	89,750
7.650% due 03/15/42	100,000	89,750
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	244,000	246,392
7.500% due 04/01/28 ~	200,000	210,500
Cincinnati Bell Inc 7.000% due 07/15/24 ~	150,000	138,375
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	103,720
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	407,000	417,187
7.625% due 03/15/20	300,000	301,875
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	100,750
CommScope Inc 5.500% due 06/15/24 ~	110,000	111,238
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	144,750
6.000% due 06/15/25 ~	257,000	266,509
Consolidated Communications Inc 6.500% due 10/01/22	100,000	95,000
CSC Holdings LLC
5.250% due 06/01/24	200,000	196,000
5.375% due 02/01/28 ~	200,000	191,500
5.500% due 04/15/27 ~	200,000	195,076
6.750% due 11/15/21	100,000	105,625
10.125% due 01/15/23 ~	300,000	328,950
10.875% due 10/15/25 ~	335,000	389,856
DISH DBS Corp
5.000% due 03/15/23	285,000	259,686
5.125% due 05/01/20	200,000	202,500
5.875% due 07/15/22	300,000	293,812
5.875% due 11/15/24	365,000	329,412
6.750% due 06/01/21	400,000	409,500
7.750% due 07/01/26	318,000	302,497
Embarq Corp 7.995% due 06/01/36	200,000	200,500
Frontier Communications Corp 6.875% due 01/15/25	130,000	79,668
7.125% due 01/15/23	35,000	24,938
7.625% due 04/15/24	150,000	97,500
8.500% due 04/01/26 ~	330,000	313,087
8.750% due 04/15/22	200,000	166,000
9.000% due 08/15/31	200,000	128,400
10.500% due 09/15/22	235,000	209,589
11.000% due 09/15/25	580,000	455,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	$105,000	$115,341
Gray Television Inc
5.125% due 10/15/24 ~	45,000	43,594
5.875% due 07/15/26 ~	175,000	173,906
GTT Communications Inc 7.875% due 12/31/24 ~	100,000	97,750
HC2 Holdings Inc 11.000% due 12/01/19 ~	40,000	40,400
Hughes Satellite Systems Corp
5.250% due 08/01/26	75,000	73,571
6.625% due 08/01/26	265,000	257,050
7.625% due 06/15/21	95,000	102,864
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	190,000
Intelsat Connect Finance SA (Luxembourg) 9.500% due 02/15/23 ~	165,000	164,794
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	205,000	189,522
7.500% due 04/01/21	300,000	305,250
8.000% due 02/15/24 ~	250,000	263,677
8.500% due 10/15/24 ~	235,000	237,350
9.500% due 09/30/22 ~	50,000	58,531
9.750% due 07/15/25 ~	275,000	291,844
Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23	225,000	200,812
Iridium Communications Inc 10.250% due 04/15/23 ~	100,000	109,530
Koninklijke KPN NV (Netherlands) 7.000% (USD Swap + 5.330%) due 03/28/73 § ~	200,000	212,500
Lamar Media Corp
5.000% due 05/01/23	200,000	204,000
5.375% due 01/15/24	45,000	46,125
Lee Enterprises Inc 9.500% due 03/15/22 ~	50,000	52,313
Level 3 Financing Inc
5.125% due 05/01/23	150,000	151,688
5.250% due 03/15/26	100,000	98,630
5.375% due 08/15/22	185,000	187,312
5.375% due 01/15/24	200,000	200,848
5.375% due 05/01/25	80,000	80,200
5.625% due 02/01/23	75,000	76,039
6.125% due 01/15/21	50,000	50,438
Level 3 Parent LLC 5.750% due 12/01/22	100,000	101,395
Liberty Interactive LLC 8.250% due 02/01/30	100,000	107,130
LIN Television Corp 5.875% due 11/15/22	100,000	102,000
Match Group Inc 5.000% due 12/15/27 ~	100,000	100,010
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	90,000
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	89,500
Meredith Corp 6.875% due 02/01/26 ~	175,000	179,812
Midcontinent Communications 6.875% due 08/15/23 ~	125,000	131,444
Netflix Inc
4.375% due 11/15/26	105,000	99,170
4.875% due 04/15/28 ~	200,000	188,250
5.375% due 02/01/21	100,000	103,200
5.500% due 02/15/22	150,000	155,363
5.875% due 02/15/25	225,000	233,156
5.875% due 11/15/28 ~	280,000	281,210
Nexstar Broadcasting Inc 5.625% due 08/01/24 ~	159,000	156,019

	Principal Amount	Value
Nokia OYJ (Finland)
3.375% due 06/12/22	$120,000	$118,020
4.375% due 06/12/27	120,000	115,800
6.625% due 05/15/39	50,000	54,125
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	50,813
5.625% due 02/15/24	75,000	76,106
5.875% due 03/15/25	100,000	101,375
Plantronics Inc 5.500% due 05/31/23 ~	126,000	125,685
Qualitytech LP 4.750% due 11/15/25 ~	60,000	57,761
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	103,375
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	140,063
Qwest Corp
6.875% due 09/15/33	400,000	398,744
7.250% due 09/15/25	85,000	91,400
Radiate Holdco LLC 6.625% due 02/15/25 ~	125,000	117,188
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	104,741
Salem Media Group Inc 6.750% due 06/01/24 ~	50,000	44,750
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	100,250
5.625% due 08/01/24 ~	195,000	192,787
5.875% due 03/15/26 ~	150,000	146,828
Sirius XM Radio Inc
3.875% due 08/01/22 ~	341,000	337,355
4.625% due 05/15/23 ~	80,000	79,408
5.000% due 08/01/27 ~	160,000	154,754
5.375% due 07/15/26 ~	171,000	170,145
6.000% due 07/15/24 ~	195,000	202,839
Sprint Capital Corp
6.875% due 11/15/28	300,000	302,157
8.750% due 03/15/32	300,000	338,157
Sprint Communications Inc
6.000% due 11/15/22	400,000	409,000
7.000% due 03/01/20 ~	100,000	104,000
7.000% due 08/15/20	450,000	472,311
11.500% due 11/15/21	200,000	235,500
Sprint Corp
7.125% due 06/15/24	200,000	208,250
7.250% due 09/15/21	450,000	476,437
7.625% due 02/15/25	250,000	265,750
7.625% due 03/01/26	300,000	318,225
7.875% due 09/15/23	600,000	647,916
Symantec Corp
4.200% due 09/15/20	100,000	101,116
5.000% due 04/15/25 ~	240,000	238,439
T-Mobile USA Inc
4.000% due 04/15/22	200,000	199,625
4.500% due 02/01/26	145,000	138,403
4.750% due 02/01/28	295,000	278,037
5.125% due 04/15/25	30,000	30,300
6.000% due 03/01/23	365,000	377,136
6.000% due 04/15/24	100,000	103,950
6.375% due 03/01/25	325,000	339,397
6.500% due 01/15/26	280,000	294,056
TEGNA Inc
4.875% due 09/15/21 ~	200,000	200,750
5.125% due 07/15/20	88,000	88,770
6.375% due 10/15/23	100,000	103,619
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	300,000	287,850
7.200% due 07/18/36	350,000	362,250
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	243,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	$200,000	$198,860
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	189,000
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	91,163
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	96,375
The McClatchy Co 9.000% due 07/15/26 ~	80,000	81,100
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	41,794
Tribune Media Co 5.875% due 07/15/22	175,000	179,594
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	101,500
United States Cellular Corp 6.700% due 12/15/33	100,000	102,000
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	316,500
Univision Communications Inc
5.125% due 05/15/23 ~	250,000	240,000
5.125% due 02/15/25 ~	199,000	186,562
6.750% due 09/15/22 ~	29,000	29,725
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	200,252
Urban One Inc 7.375% due 04/15/22 ~	100,000	99,500
VeriSign Inc
4.625% due 05/01/23	75,000	76,475
4.750% due 07/15/27	95,000	92,953
5.250% due 04/01/25	100,000	102,250
Viacom Inc
5.875% due 02/28/57	120,000	117,834
6.250% due 02/28/57	92,000	90,827
ViaSat Inc 5.625% due 09/15/25 ~	148,000	140,644
Videotron Ltd (Canada)
5.125% due 04/15/27 ~	200,000	196,760
5.375% due 06/15/24 ~	100,000	103,125
Virgin Media Finance PLC (United Kingdom)
5.750% due 01/15/25 ~	250,000	248,155
6.375% due 04/15/23 ~	200,000	205,750
Virgin Media Secured Finance PLC (United Kingdom)
5.250% due 01/15/21	25,000	25,750
5.500% due 08/15/26 ~	100,000	99,250
Wind Tre SPA (Italy) 5.000% due 01/20/26 ~	200,000	174,931
Windstream Services LLC
8.625% due 10/31/25 ~	138,000	133,170
9.000% due 06/30/25 ~	249,400	193,908
WTT Investment Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	200,267
Zayo Group LLC
5.750% due 01/15/27 ~	295,000	296,327
6.000% due 04/01/23	190,000	196,650
6.375% due 05/15/25	100,000	104,277
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	200,000	182,750
Ziggo BV (Netherlands) 5.500% due 01/15/27 ~	250,000	235,187

		37,558,454

	Principal Amount	Value
Consumer, Cyclical - 14.0%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	$70,000	$70,543
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	178,750
Air Canada (Canada) 7.750% due 04/15/21 ~	50,000	54,500
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	149,350
Allison Transmission Inc 5.000% due 10/01/24 ~	170,000	169,575
AMC Entertainment Holdings Inc
5.875% due 02/15/22	100,000	101,125
5.875% due 11/15/26	215,000	206,400
American Airlines Group Inc
4.625% due 03/01/20 ~	100,000	100,625
5.500% due 10/01/19 ~	100,000	101,875
American Axle & Manufacturing Inc
6.250% due 04/01/25	100,000	99,960
6.250% due 03/15/26	75,000	73,875
6.500% due 04/01/27	65,000	64,592
6.625% due 10/15/22	114,000	116,565
American Builders & Contractors Supply Co Inc
5.750% due 12/15/23 ~	175,000	179,156
5.875% due 05/15/26 ~	80,000	80,500
American Greetings Corp 7.875% due 02/15/25 ~	100,000	96,250
American Tire Distributors Inc 10.250% due 03/01/22 ~ Y	162,000	43,740
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	100,625
5.000% due 02/01/28 ~	200,000	196,500
5.125% due 01/15/24	115,000	116,524
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	101,500
Ashton Woods USA LLC 6.750% due 08/01/25 ~	100,000	93,750
BCD Acquisition Inc 9.625% due 09/15/23 ~	80,000	85,700
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	227,000	209,975
Beazer Homes USA Inc
5.875% due 10/15/27	100,000	85,500
8.750% due 03/15/22	105,000	111,300
Boyd Gaming Corp
6.000% due 08/15/26	165,000	167,062
6.375% due 04/01/26	100,000	103,200
6.875% due 05/15/23	112,000	118,076
Brinker International Inc 3.875% due 05/15/23	100,000	94,500
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	100,375
6.375% due 05/15/25 ~	50,000	49,250
6.500% due 12/15/20 ~	90,000	90,563
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	224,000	213,920
Caleres Inc 6.250% due 08/15/23	59,000	60,770
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	102,125
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	104,405
Cedar Fair LP
5.375% due 06/01/24	100,000	100,000
5.375% due 04/15/27	80,000	78,000
Century Communities Inc 5.875% due 07/15/25	100,000	93,280
Choice Hotels International Inc 5.750% due 07/01/22	50,000	52,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Churchill Downs Inc 4.750% due 01/15/28 ~	$81,000	$76,140
Cinemark USA Inc
4.875% due 06/01/23	125,000	123,594
5.125% due 12/15/22	15,000	15,150
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	95,250
Core & Main LP 6.125% due 08/15/25 ~	110,000	106,286
Cumberland Farms Inc 6.750% due 05/01/25 ~	50,000	51,375
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	98,470
Dana Inc 5.500% due 12/15/24	200,000	198,800
Delphi Technologies PLC 5.000% due 10/01/25 ~	105,000	99,094
Diamond Resorts International Inc
7.750% due 09/01/23 ~	55,000	56,650
10.750% due 09/01/24 ~	125,000	123,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	102,750
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	103,250
Eldorado Resorts Inc
6.000% due 04/01/25	190,000	193,087
6.000% due 09/15/26 ~	45,000	45,675
Ferrellgas LP
6.500% due 05/01/21	100,000	90,000
6.750% due 06/15/23	100,000	84,000
Ferrellgas Partners LP 8.625% due 06/15/20	100,000	95,500
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20	200,000	202,000
5.250% due 04/15/23	250,000	255,552
GameStop Corp
5.500% due 10/01/19 ~	50,000	50,063
6.750% due 03/15/21 ~	100,000	102,650
Global Partners LP 7.000% due 06/15/23	100,000	101,750
Golden Nugget Inc
6.750% due 10/15/24 ~	160,000	162,701
8.750% due 10/01/25 ~	110,000	115,586
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	165,000
Guitar Center Escrow Issuer Inc 9.500% due 10/15/21 ~	175,000	173,022
H&E Equipment Services Inc 5.625% due 09/01/25	143,000	143,000
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	157,277
4.875% due 05/15/26 ~	80,000	76,900
HD Supply Inc 5.750% due 04/15/24 § ~	160,000	168,600
Hilton Domestic Operating Co Inc
4.250% due 09/01/24	155,000	150,397
5.125% due 05/01/26 ~	165,000	164,794
Hilton Worldwide Finance LLC
4.625% due 04/01/25	120,000	118,140
4.875% due 04/01/27	115,000	113,646
Hot Topic Inc 9.250% due 06/15/21 ~	50,000	50,125
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	189,000
International Game Technology PLC
6.250% due 02/15/22 ~	200,000	208,000
6.500% due 02/15/25 ~	100,000	104,250

	Principal Amount	Value
IRB Holding Corp 6.750% due 02/15/26 ~	$100,000	$98,250
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	190,000	197,125
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	50,000	53,196
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	268,060
JC Penney Corp Inc
5.650% due 06/01/20	2,000	1,785
5.875% due 07/01/23 ~	30,000	26,550
6.375% due 10/15/36	51,000	20,655
7.400% due 04/01/37	63,000	25,515
8.125% due 10/01/19	6,000	6,023
8.625% due 03/15/25 ~	170,000	114,750
K Hovnanian Enterprises Inc
10.000% due 07/15/22 ~	100,000	100,125
10.500% due 07/15/24 ~	100,000	96,750
KAR Auction Services Inc 5.125% due 06/01/25 ~	180,000	175,050
KB Home
7.000% due 12/15/21	100,000	105,750
7.500% due 09/15/22	100,000	108,375
KFC Holding Co
4.750% due 06/01/27 ~	100,000	96,375
5.000% due 06/01/24 ~	163,000	162,084
5.250% due 06/01/26 ~	142,000	142,107
KGA Escrow LLC 7.500% due 08/15/23 ~	100,000	104,000
L Brands Inc
5.250% due 02/01/28	270,000	232,618
5.625% due 10/15/23	100,000	100,250
6.694% due 01/15/27 ~	195,000	183,300
6.750% due 07/01/36	90,000	74,700
6.875% due 11/01/35	150,000	127,500
7.600% due 07/15/37	100,000	81,750
Lennar Corp
2.950% due 11/29/20	100,000	97,875
4.125% due 01/15/22	60,000	59,852
4.500% due 11/15/19	100,000	101,000
4.500% due 04/30/24	115,000	112,896
4.750% due 04/01/21	90,000	91,384
4.750% due 11/15/22	100,000	100,875
4.750% due 05/30/25	100,000	97,875
4.750% due 11/29/27	118,000	114,018
4.875% due 12/15/23	50,000	50,625
5.000% due 06/15/27	100,000	97,875
5.875% due 11/15/24	100,000	104,500
6.625% due 05/01/20	50,000	52,193
8.375% due 01/15/21	100,000	109,370
Levi Strauss & Co 5.000% due 05/01/25	140,000	140,308
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	73,875
LHMC Finco Sarl (Spain) 7.875% due 12/20/23 ~	200,000	204,190
Live Nation Entertainment Inc
4.875% due 11/01/24 ~	115,000	113,275
5.375% due 06/15/22 ~	25,000	25,375
5.625% due 03/15/26 ~	100,000	101,250
LKQ Corp 4.750% due 05/15/23	100,000	100,676
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	104,625
M/I Homes Inc 6.750% due 01/15/21	100,000	102,370
Marriott Ownership Resorts Inc 6.500% due 09/15/26 ~	145,000	149,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	$150,000	$146,250
Mattel Inc 6.750% due 12/31/25 ~	497,000	488,302
MDC Holdings Inc 5.500% due 01/15/24	100,000	100,250
Meritage Homes Corp 6.000% due 06/01/25	200,000	203,500
Meritor Inc 6.250% due 02/15/24	100,000	102,375
MGM Resorts International
4.625% due 09/01/26	150,000	140,580
5.750% due 06/15/25	250,000	251,750
6.000% due 03/15/23	100,000	103,750
6.625% due 12/15/21	219,000	232,578
6.750% due 10/01/20	100,000	105,375
7.750% due 03/15/22	200,000	219,756
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	50,300
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	152,481
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	25,094
National CineMedia LLC 6.000% due 04/15/22	50,000	50,875
Navistar International Corp 6.625% due 11/01/25 ~	176,000	183,920
NCL Corp Ltd 4.750% due 12/15/21 ~	73,000	73,821
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	127,000	84,058
8.750% Cash or 9.500% PIK due 10/15/21 ~	88,424	58,747
New Red Finance Inc (Canada)
4.250% due 05/15/24 ~	215,000	204,600
4.625% due 01/15/22 ~	256,000	257,600
5.000% due 10/15/25 ~	304,000	291,843
Party City Holdings Inc 6.625% due 08/01/26 ~	135,000	137,025
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	96,720
Penske Automotive Group Inc
3.750% due 08/15/20	100,000	99,750
5.500% due 05/15/26	65,000	63,356
5.750% due 10/01/22	100,000	102,051
Performance Food Group Inc 5.500% due 06/01/24 ~	50,000	49,750
PetSmart Inc
5.875% due 06/01/25 ~	205,000	169,061
7.125% due 03/15/23 ~	267,000	193,241
8.875% due 06/01/25 ~	75,000	54,360
Pinnacle Entertainment Inc 5.625% due 05/01/24	80,000	84,900
PriSo Acquisition Corp 9.000% due 05/15/23 ~	50,000	51,875
PulteGroup Inc
4.250% due 03/01/21	114,286	114,857
5.000% due 01/15/27	80,000	76,100
5.500% due 03/01/26	100,000	99,875
6.000% due 02/15/35	100,000	94,750
6.375% due 05/15/33	100,000	96,500
Rite Aid Corp
6.125% due 04/01/23 ~	290,000	261,362
7.700% due 02/15/27	50,000	39,000
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	70,000
Sabre GLBL Inc
5.250% due 11/15/23 ~	130,000	130,650
5.375% due 04/15/23 ~	47,000	47,345

	Principal Amount	Value
Sally Holdings LLC 5.625% due 12/01/25	$140,000	$134,050
Scientific Games International Inc
5.000% due 10/15/25 ~	305,000	290,512
10.000% due 12/01/22	300,000	318,996
Seminole Hard Rock Entertainment Inc 5.875% due 05/15/21 ~	20,000	20,175
Shea Homes LP
5.875% due 04/01/23 ~	100,000	99,125
6.125% due 04/01/25 ~	50,000	49,063
Signet UK Finance PLC 4.700% due 06/15/24	100,000	94,838
Silversea Cruise Finance Ltd 7.250% due 02/01/25 ~	85,000	92,892
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	100,000	98,200
5.500% due 04/15/27 ~	100,000	99,250
Sonic Automotive Inc 5.000% due 05/15/23	100,000	94,750
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	98,250
Staples Inc 8.500% due 09/15/25 ~	140,000	132,125
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	223,000	230,624
Station Casinos LLC 5.000% due 10/01/25 ~	134,000	128,680
Studio City Co Ltd (Hong Kong) 5.875% due 11/30/19 ~	200,000	202,000
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	49,375
5.875% due 03/01/27	100,000	95,500
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	94,720
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	100,875
5.625% due 03/01/24 ~	100,000	99,000
Tempur Sealy International Inc
5.500% due 06/15/26	64,000	61,520
5.625% due 10/15/23	100,000	100,250
Tenneco Inc
5.000% due 07/15/26	80,000	71,300
5.375% due 12/15/24	25,000	23,594
Tesla Inc 5.300% due 08/15/25 ~	244,000	206,485
The Enterprise Development Authority 12.000% due 07/15/24 ~	80,000	77,400
The Gap Inc 5.950% due 04/12/21	150,000	156,764
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	124,369
5.000% due 05/31/26	180,000	169,920
5.125% due 11/15/23	115,000	115,288
The Men’s Wearhouse Inc 7.000% due 07/01/22	40,000	41,300
The New Home Co Inc 7.250% due 04/01/22	119,000	121,975
The Scotts Miracle-Gro Co 5.250% due 12/15/26	100,000	96,250
The William Carter Co 5.250% due 08/15/21	50,000	50,594
Titan International Inc 6.500% due 11/30/23	150,000	145,406
Toll Brothers Finance Corp
4.350% due 02/15/28	100,000	92,155
4.375% due 04/15/23	200,000	199,000
5.875% due 02/15/22	100,000	105,125
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	89,375
5.875% due 06/15/24	100,000	99,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Under Armour Inc 3.250% due 06/15/26	$100,000	$88,365
United Continental Holdings Inc
4.250% due 10/01/22	100,000	99,125
6.000% due 12/01/20	150,000	157,125
Univar USA Inc 6.750% due 07/15/23 ~	100,000	103,750
Viking Cruises Ltd 5.875% due 09/15/27 ~	134,000	131,092
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	99,750
8.500% due 11/15/19 ~	50,000	50,938
Vista Outdoor Inc 5.875% due 10/01/23	100,000	98,500
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	154,566
Wabash National Corp 5.500% due 10/01/25 ~	75,000	71,813
William Lyon Homes Inc
6.000% due 09/01/23	100,000	97,000
7.000% due 08/15/22	100,000	102,125
Williams Scotsman International Inc
6.875% due 08/15/23 ~	100,000	99,500
7.875% due 12/15/22 ~	50,000	51,625
WMG Acquisition Corp
4.875% due 11/01/24 ~	15,000	14,700
5.500% due 04/15/26 ~	200,000	199,000
Wolverine World Wide Inc 5.000% due 09/01/26 ~	100,000	98,375
Wyndham Destinations Inc
4.250% due 03/01/22	200,000	195,750
5.400% due 04/01/24	100,000	97,500
5.750% due 04/01/27	100,000	94,750
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 ~	85,000	84,681
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	96,000
5.250% due 05/15/27 ~	70,000	65,100
5.500% due 03/01/25 ~	300,000	290,625
Wynn Macau Ltd (Macau) 5.500% due 10/01/27 ~	200,000	187,750
Yum! Brands Inc
3.875% due 11/01/20	100,000	99,875
5.350% due 11/01/43	100,000	86,500
6.875% due 11/15/37	100,000	101,875

		27,804,704

Consumer, Non-Cyclical - 17.2%

Acadia Healthcare Co Inc
5.625% due 02/15/23	65,000	65,650
6.125% due 03/15/21	100,000	101,000
6.500% due 03/01/24	100,000	103,875
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	99,867
ACE Cash Express Inc 12.000% due 12/15/22 ~	100,000	106,750
Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	74,250
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	90,250
Albertsons Cos LLC
5.750% due 03/15/25	270,000	243,000
6.625% due 06/15/24	84,000	81,165
Aptim Corp 7.750% due 06/15/25 ~	50,000	43,243
APX Group Inc
7.875% due 12/01/22	158,000	161,555
8.750% due 12/01/20	180,000	180,450
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	100,000	98,500

	Principal Amount	Value
Avantor Inc
6.000% due 10/01/24 ~	$210,000	$213,675
9.000% due 10/01/25 ~	311,000	321,496
Avis Budget Car Rental LLC 5.500% due 04/01/23	283,000	282,559
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	70,000	72,538
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	184,000
B&G Foods Inc
4.625% due 06/01/21	63,000	63,158
5.250% due 04/01/25	158,000	151,847
Bausch Health Cos Inc
5.500% due 11/01/25 ~	246,000	246,492
5.625% due 12/01/21 ~	250,000	250,000
5.875% due 05/15/23 ~	350,000	341,075
6.125% due 04/15/25 ~	400,000	381,420
6.500% due 03/15/22 ~	190,000	198,075
7.000% due 03/15/24 ~	255,000	270,045
7.500% due 07/15/21 ~	487,000	497,349
8.500% due 01/31/27 ~	80,000	84,200
9.000% due 12/15/25 ~	339,000	366,134
9.250% due 04/01/26 ~	285,000	308,156
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	99,500
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	96,000
Carriage Services Inc 6.625% due 06/01/26 ~	100,000	102,750
Catalent Pharma Solutions Inc 4.875% due 01/15/26 ~	175,000	169,312
Centene Corp
4.750% due 05/15/22	150,000	152,175
4.750% due 01/15/25	170,000	170,000
5.375% due 06/01/26 ~	300,000	308,250
5.625% due 02/15/21	141,000	143,996
6.125% due 02/15/24	158,000	166,690
Central Garden & Pet Co 5.125% due 02/01/28	100,000	95,250
Charles River Laboratories International Inc 5.500% due 04/01/26 ~	100,000	101,750
Chobani LLC 7.500% due 04/15/25 ~	75,000	68,438
CHS/Community Health Systems Inc
5.125% due 08/01/21	175,000	171,062
6.250% due 03/31/23	415,000	395,806
6.875% due 02/01/22	349,000	197,290
8.125% due 06/30/24 ~	378,000	317,520
8.625% due 01/15/24 ~	180,000	186,975
11.000% due 06/30/23 § ~	250,000	226,145
Concordia International Corp (Canada) 8.000% due 09/06/24	32,304	31,738
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	120,000	117,450
Coty Inc 6.500% due 04/15/26 ~	75,000	70,078
Darling Ingredients Inc 5.375% due 01/15/22	53,000	53,596
DaVita Inc
5.000% due 05/01/25	173,000	166,891
5.125% due 07/15/24	300,000	291,000
5.750% due 08/15/22	150,000	153,315
Dean Foods Co 6.500% due 03/15/23 ~	93,000	87,746
DJO Finance LLC
8.125% due 06/15/21 ~	149,000	152,911
10.750% due 04/15/20	20,000	19,950
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	49,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	$165,000	$167,475
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	150,375
Elanco Animal Health Inc
3.912% due 08/27/21 ~	35,000	35,055
4.272% due 08/28/23 ~	145,000	145,554
4.900% due 08/28/28 ~	130,000	132,171
Encompass Health Corp
5.750% due 11/01/24	150,000	152,611
5.750% due 09/15/25	100,000	101,250
Endo Dac
6.000% due 07/15/23 ~	200,000	178,500
6.000% due 02/01/25 ~	200,000	173,400
Endo Finance LLC
5.375% due 01/15/23 ~	125,000	110,625
5.750% due 01/15/22 ~	60,000	56,325
7.250% due 01/15/22 ~	100,000	98,000
Enterprise Merger Sub Inc 8.750% due 10/15/26 ~	125,000	125,000
Envision Healthcare Corp
5.125% due 07/01/22 ~	75,000	77,213
5.625% due 07/15/22	200,000	205,740
6.250% due 12/01/24 ~	100,000	108,000
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	92,250
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	145,544
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	50,000	43,750
FTI Consulting Inc 6.000% due 11/15/22	100,000	102,560
Garda World Security Corp (Canada) 8.750% due 05/15/25 ~	95,000	93,338
Gartner Inc 5.125% due 04/01/25 ~	105,000	105,826
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	102,625
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	103,000
HCA Healthcare Inc 6.250% due 02/15/21	200,000	209,000
HCA Inc
4.250% due 10/15/19	100,000	101,000
4.500% due 02/15/27	200,000	197,000
4.750% due 05/01/23	150,000	153,187
5.000% due 03/15/24	300,000	308,250
5.250% due 04/15/25	200,000	206,750
5.250% due 06/15/26	250,000	257,812
5.375% due 02/01/25	450,000	460,125
5.375% due 09/01/26	160,000	162,320
5.500% due 06/15/47	200,000	203,250
5.625% due 09/01/28	210,000	211,575
5.875% due 03/15/22	300,000	318,750
5.875% due 05/01/23	200,000	211,250
5.875% due 02/15/26	300,000	313,125
6.500% due 02/15/20	310,000	322,632
7.500% due 02/15/22	250,000	274,375
7.690% due 06/15/25	150,000	168,375
Herc Rentals Inc
7.500% due 06/01/22 ~	66,000	70,125
7.750% due 06/01/24 ~	24,000	25,945
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	103,000
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	66,138
Hologic Inc
4.375% due 10/15/25 ~	115,000	110,112
4.625% due 02/01/28 ~	100,000	94,250

	Principal Amount	Value
Horizon Pharma Inc 6.625% due 05/01/23	$200,000	$205,000
Immucor Inc 11.125% due 02/15/22 ~	100,000	101,750
Ingles Markets Inc 5.750% due 06/15/23	100,000	101,750
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	122,210
JBS Investments GmbH 7.250% due 04/03/24 ~	250,000	255,312
JBS USA LUX SA
5.875% due 07/15/24 ~	170,000	168,087
6.750% due 02/15/28 ~	285,000	283,575
7.250% due 06/01/21 ~	100,000	102,000
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	68,600
Kinetic Concepts Inc
7.875% due 02/15/21 ~	107,000	110,643
12.500% due 11/01/21 ~	100,000	110,530
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	160,000	151,200
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	145,000	142,462
4.875% due 11/01/26 ~	75,000	73,781
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	46,924
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	182,466
LifePoint Health Inc
5.375% due 05/01/24	50,000	52,188
5.500% due 12/01/21	135,000	137,531
5.875% due 12/01/23	135,000	141,244
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	101,418
Magellan Health Inc 4.400% due 09/22/24	100,000	96,718
Mallinckrodt International Finance SA
4.750% due 04/15/23	68,000	58,334
4.875% due 04/15/20 ~	129,000	128,355
5.500% due 04/15/25 ~	128,000	108,736
5.625% due 10/15/23 ~	40,000	35,600
5.750% due 08/01/22 ~	110,000	102,025
Matterhorn Merger Sub LLC 8.500% due 06/01/26 ~	100,000	97,750
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	165,619
Midas Intermediate Holdco II LLC 7.875% due 10/01/22 ~	100,000	89,000
Molina Healthcare Inc
4.875% due 06/15/25 ~	50,000	49,375
5.375% due 11/15/22	120,000	122,550
Monitronics International Inc 9.125% due 04/01/20	100,000	76,000
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	217,000	226,114
New Albertsons LP
7.450% due 08/01/29	100,000	83,000
7.750% due 06/15/26	100,000	87,500
Nielsen Finance LLC
4.500% due 10/01/20	50,000	50,125
5.000% due 04/15/22 ~	370,000	362,041
NVA Holdings Inc 6.875% due 04/01/26 ~	100,000	100,250
One Call Corp
7.500% due 07/01/24 ~	100,000	99,000
10.000% due 10/01/24 ~	100,000	84,000
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	250,000	245,500
Owens & Minor Inc 3.875% due 09/15/21	100,000	94,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	$146,000	$141,255
5.875% due 09/30/27 ~	102,000	96,900
Pinnacle Foods Finance LLC 5.875% due 01/15/24	150,000	158,250
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	218,000	226,064
Post Holdings Inc
5.000% due 08/15/26 ~	159,000	150,939
5.500% due 03/01/25 ~	195,000	194,171
5.625% due 01/15/28 ~	108,000	104,220
5.750% due 03/01/27 ~	305,000	300,806
Prestige Brands Inc
5.375% due 12/15/21 ~	100,000	100,625
6.375% due 03/01/24 ~	55,000	55,894
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	341,000	365,552
Pyxus International Inc
8.500% due 04/15/21 ~	50,000	52,250
9.875% due 07/15/21	100,000	97,625
Quorum Health Corp 11.625% due 04/15/23	100,000	100,615
Refinitiv US Holdings Inc
6.250% due 05/15/26 # ~	215,000	215,134
8.250% due 11/15/26 # ~	230,000	229,181
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	187,000	197,285
Rent-A-Center Inc 6.625% due 11/15/20	100,000	100,250
Revlon Consumer Products Corp
5.750% due 02/15/21	50,000	40,438
6.250% due 08/01/24	100,000	61,250
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	70,000	70,315
RR Donnelley & Sons Co
6.500% due 11/15/23	100,000	100,500
7.875% due 03/15/21	100,000	106,625
Safeway Inc 7.250% due 02/01/31	150,000	143,625
Select Medical Corp 6.375% due 06/01/21	100,000	101,864
Service Corp International
4.625% due 12/15/27	53,000	50,880
5.375% due 05/15/24	315,000	322,481
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	188,500
Simmons Foods Inc
5.750% due 11/01/24 ~	174,000	134,197
7.750% due 01/15/24 ~	50,000	52,000
Sotera Health Holdings LLC 6.500% due 05/15/23 ~	100,000	103,250
Sotera Health Topco Inc 8.125% Cash or 8.875% PIK due 11/01/21 ~	130,000	131,625
Sotheby’s 4.875% due 12/15/25 ~	100,000	95,875
Spectrum Brands Inc 5.750% due 07/15/25	299,000	303,485
SUPERVALU Inc 6.750% due 06/01/21	45,000	46,013
7.750% due 11/15/22	50,000	52,188
Surgery Center Holdings Inc 6.750% due 07/01/25 ~	100,000	96,250
Syneos Health Inc 7.500% due 10/01/24 ~	57,000	60,563
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	174,000
Teleflex Inc
4.625% due 11/15/27	156,000	148,785
5.250% due 06/15/24	50,000	51,678

	Principal Amount	Value
Tenet Healthcare Corp
4.375% due 10/01/21	$167,000	$167,112
4.500% due 04/01/21	51,000	51,000
4.625% due 07/15/24	340,000	331,330
4.750% due 06/01/20	100,000	101,625
5.125% due 05/01/25	300,000	296,250
6.000% due 10/01/20	100,000	103,375
6.750% due 02/01/20	100,000	103,735
6.750% due 06/15/23	278,000	278,000
7.000% due 08/01/25	145,000	143,840
7.500% due 01/01/22 ~	150,000	157,125
8.125% due 04/01/22	411,000	434,653
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	105,000	109,840
The ADT Security Corp
3.500% due 07/15/22	150,000	142,500
4.875% due 07/15/32 ~	100,000	81,450
5.250% due 03/15/20	200,000	204,000
6.250% due 10/15/21	100,000	105,401
The Brink’s Co 4.625% due 10/15/27 ~	97,000	89,725
The Fresh Market Inc 9.750% due 05/01/23 ~	100,000	75,000
The Hertz Corp
5.500% due 10/15/24 ~	145,000	121,075
5.875% due 10/15/20	200,000	200,000
7.625% due 06/01/22 ~	230,000	227,700
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	100,000	98,500
5.500% due 10/01/21 ~	88,000	88,726
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	95,000	94,037
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	100,500
6.000% due 02/15/24 ~	115,000	119,169
United Rentals North America Inc
4.625% due 07/15/23	200,000	202,250
4.625% due 10/15/25	85,000	82,663
4.875% due 01/15/28	215,000	202,100
5.500% due 07/15/25	100,000	102,375
5.500% due 05/15/27	260,000	257,725
5.875% due 09/15/26	170,000	175,100
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	100,490
US Foods Inc 5.875% due 06/15/24 ~	143,000	144,430
Vector Group Ltd 6.125% due 02/01/25 ~	110,000	102,300
Verscend Escrow Corp 9.750% due 08/15/26 ~	175,000	180,906
Vizient Inc 10.375% due 03/01/24 ~	60,000	65,925
Weight Watchers International Inc 8.625% due 12/01/25 ~	75,000	81,304
WellCare Health Plans Inc
5.250% due 04/01/25	225,000	229,219
5.375% due 08/15/26 ~	140,000	142,800
West Street Merger Sub Inc 6.375% due 09/01/25 ~	107,000	101,918

		34,340,043

Diversified - 0.1%

Spectrum Brands Holdings Inc 7.750% due 01/15/22	100,000	103,200
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	95,000

		198,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Energy - 14.5%

Aker BP ASA (Norway) 5.875% due 03/31/25 ~	$150,000	$155,437
Alta Mesa Holdings LP 7.875% due 12/15/24	30,000	28,650
Antero Midstream Partners LP 5.375% due 09/15/24	100,000	101,125
Antero Resources Corp
5.000% due 03/01/25	150,000	151,687
5.125% due 12/01/22	200,000	203,000
5.375% due 11/01/21	75,000	76,148
5.625% due 06/01/23	100,000	102,625
Archrock Partners LP 6.000% due 10/01/22	100,000	101,375
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	80,000	79,660
10.000% due 04/01/22 ~	220,000	249,150
Basic Energy Services Inc 10.750% due 10/15/23 # ~	75,000	76,688
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	120,000	115,200
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	100,000	104,000
Blue Racer Midstream LLC
6.125% due 11/15/22 ~	128,000	132,000
6.625% due 07/15/26 ~	50,000	51,188
Bristow Group Inc
6.250% due 10/15/22	50,000	36,750
8.750% due 03/01/23 ~	100,000	98,000
Bruin E&P Partners LLC 8.875% due 08/01/23 ~	70,000	72,188
Buckeye Partners LP 6.375% due 01/22/78	100,000	95,156
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	105,000	98,438
California Resources Corp 8.000% due 12/15/22 ~	385,000	368,156
Callon Petroleum Co
6.125% due 10/01/24	50,000	51,125
6.375% due 07/01/26	100,000	102,250
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	190,000
Canadian Oil Sands Ltd (Canada) 4.500% due 04/01/22 ~	200,000	201,700
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	100,000	100,750
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	174,462
Centennial Resource Production LLC 5.375% due 01/15/26 ~	75,000	74,813
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	190,000	191,187
5.875% due 03/31/25	235,000	247,337
7.000% due 06/30/24	200,000	219,500
Cheniere Energy Partners LP
5.250% due 10/01/25	167,000	167,417
5.625% due 10/01/26 ~	245,000	247,070
Chesapeake Energy Corp
4.875% due 04/15/22	100,000	97,625
5.750% due 03/15/23	300,000	293,625
6.625% due 08/15/20	75,000	78,750
7.000% due 10/01/24	225,000	225,281
8.000% due 12/15/22 ~	221,000	232,050
8.000% due 01/15/25	122,000	126,209
8.000% due 06/15/27	188,000	192,136
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	99,750
CNX Resources Corp 5.875% due 04/15/22	150,000	150,570
Comstock Escrow Corp 9.750% due 08/15/26 ~	150,000	150,045
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	113,500

	Principal Amount	Value
Covey Park Energy LLC 7.500% due 05/15/25 ~	$131,000	$133,456
Crestwood Midstream Partners LP
5.750% due 04/01/25	85,000	87,125
6.250% due 04/01/23	100,000	103,625
CrownRock LP 5.625% due 10/15/25 ~	194,000	190,362
CSI Compressco LP
7.250% due 08/15/22	50,000	46,800
7.500% due 04/01/25 ~	100,000	102,500
CVR Refining LLC 6.500% due 11/01/22	100,000	102,000
DCP Midstream Operating LP
3.875% due 03/15/23	200,000	196,000
5.350% due 03/15/20 ~	200,000	205,000
5.375% due 07/15/25	40,000	40,800
5.600% due 04/01/44	100,000	96,125
5.850% due 05/21/43 ~	100,000	93,000
6.750% due 09/15/37 ~	100,000	107,500
Denbury Resources Inc
5.500% due 05/01/22	100,000	92,500
6.375% due 08/15/21	50,000	49,000
7.500% due 02/15/24 ~	75,000	77,344
9.000% due 05/15/21 ~	105,000	114,056
9.250% due 03/31/22 ~	100,000	108,375
Diamond Offshore Drilling Inc
4.875% due 11/01/43	200,000	147,500
5.700% due 10/15/39	75,000	60,750
7.875% due 08/15/25	58,000	60,393
Diamondback Energy Inc
4.750% due 11/01/24 ~	90,000	90,338
4.750% due 11/01/24	60,000	60,225
5.375% due 05/31/25	130,000	133,412
Eclipse Resources Corp 8.875% due 07/15/23	100,000	102,250
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	92,460
5.750% due 01/30/28 ~	92,000	92,345
Energy Transfer Equity LP
4.250% due 03/15/23	148,000	147,445
5.500% due 06/01/27	95,000	98,828
5.875% due 01/15/24	300,000	316,500
7.500% due 10/15/20	145,000	155,621
Energy Ventures Gom LLC 11.000% due 02/15/23 ~	112,000	124,320
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	284,773
5.050% due 04/01/45	200,000	166,289
Ensco PLC
4.500% due 10/01/24	100,000	86,250
5.200% due 03/15/25	100,000	87,375
5.750% due 10/01/44	125,000	93,906
7.750% due 02/01/26	200,000	199,250
8.000% due 01/31/24	75,000	75,938
EP Energy LLC
7.750% due 05/15/26 ~	105,000	107,887
8.000% due 11/29/24 ~	80,000	81,000
8.000% due 02/15/25 ~	240,000	184,800
9.375% due 05/01/24 ~	200,000	166,000
Extraction Oil & Gas Inc
5.625% due 02/01/26 ~	155,000	137,950
7.375% due 05/15/24 ~	50,000	49,625
Foresight Energy LLC 11.500% due 04/01/23 ~	50,000	44,500
Genesis Energy LP
6.000% due 05/15/23	150,000	148,687
6.500% due 10/01/25	170,000	166,812
6.750% due 08/01/22	100,000	102,500
Great Western Petroleum LLC 9.000% due 09/30/21 ~	50,000	49,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Gulfport Energy Corp
6.000% due 10/15/24	$135,000	$132,300
6.375% due 05/15/25	150,000	148,125
6.375% due 01/15/26	65,000	63,375
Halcon Resources Corp 6.750% due 02/15/25	100,000	96,500
Hess Infrastructure Partners LP 5.625% due 02/15/26 ~	100,000	101,500
HighPoint Operating Corp 8.750% due 06/15/25	150,000	158,250
Hilcorp Energy I LP
5.000% due 12/01/24 ~	105,000	102,979
5.750% due 10/01/25 ~	67,000	67,586
Holly Energy Partners LP 6.000% due 08/01/24 ~	178,000	182,895
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	92,388
Jagged Peak Energy LLC 5.875% due 05/01/26 ~	140,000	139,650
Jonah Energy LLC 7.250% due 10/15/25 ~	81,000	62,370
Jones Energy Holdings LLC
6.750% due 04/01/22	40,000	23,600
9.250% due 03/15/23 ~	100,000	103,250
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	150,000	72,750
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	200,000	200,000
Laredo Petroleum Inc 5.625% due 01/15/22	100,000	99,750
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	80,000
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	100,250
Matador Resources Co 5.875% due 09/15/26 ~	145,000	147,175
McDermott Technology Americas Inc 10.625% due 05/01/24 ~	230,000	246,675
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	91,500
6.500% due 01/15/25 ~	145,000	144,275
7.000% due 03/31/24 ~	150,000	137,250
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	150,000	150,562
Murphy Oil Corp
5.750% due 08/15/25	352,000	358,478
6.875% due 08/15/24	60,000	63,658
Murphy Oil USA Inc
5.625% due 05/01/27	100,000	99,625
6.000% due 08/15/23	37,000	38,203
Murray Energy Corp 11.250% due 04/15/21 ~	50,000	35,875
Nabors Industries Inc
5.500% due 01/15/23	400,000	394,860
5.750% due 02/01/25	85,000	81,675
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	200,000	199,500
Newfield Exploration Co
5.375% due 01/01/26	127,000	132,239
5.625% due 07/01/24	156,000	165,165
5.750% due 01/30/22	100,000	105,125
NGPL PipeCo LLC
4.375% due 08/15/22 ~	90,000	91,125
4.875% due 08/15/27 ~	85,000	84,894
7.768% due 12/15/37 ~	100,000	123,000
Noble Holding International Ltd
5.250% due 03/15/42	100,000	72,875
7.750% due 01/15/24	101,000	100,747

	Principal Amount	Value
7.875% due 02/01/26 ~	$140,000	$145,775
7.950% due 04/01/25	250,000	245,000
Northern Oil and Gas Inc 8.500% Cash or 1.000% PIK due 05/15/23 ~	30,000	31,725
NuStar Logistics LP
4.750% due 02/01/22	100,000	99,750
5.625% due 04/28/27	130,000	129,025
6.750% due 02/01/21	100,000	105,000
Oasis Petroleum Inc
6.250% due 05/01/26 ~	100,000	102,200
6.875% due 03/15/22	165,000	168,090
Oceaneering International Inc 4.650% due 11/15/24	100,000	95,857
Pacific Drilling First Lien Escrow Issuer Ltd 8.375% due 10/01/23 ~	180,000	186,300
Parker Drilling Co
6.750% due 07/15/22	50,000	39,375
7.500% due 08/01/20	100,000	90,000
Parkland Fuel Corp (Canada) 6.000% due 04/01/26 ~	75,000	75,375
Parsley Energy LLC
5.375% due 01/15/25 ~	235,000	236,762
5.625% due 10/15/27 ~	75,000	75,375
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	50,750
PBF Holding Co LLC
7.000% due 11/15/23	55,000	57,475
7.250% due 06/15/25	125,000	131,562
PBF Logistics LP 6.875% due 05/15/23	62,000	63,628
PDC Energy Inc
5.750% due 05/15/26	75,000	71,531
6.125% due 09/15/24	50,000	49,438
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	86,700
6.375% due 03/31/25 ~	40,000	40,800
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	44,000
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	48,000
7.125% due 01/15/26 ~	100,000	103,000
7.750% due 12/15/23	100,000	106,250
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	169,440
QEP Resources Inc
5.250% due 05/01/23	109,000	106,684
5.625% due 03/01/26	221,000	212,160
Range Resources Corp
4.875% due 05/15/25	88,000	83,710
5.000% due 03/15/23	160,000	158,000
5.875% due 07/01/22	150,000	153,375
Resolute Energy Corp 8.500% due 05/01/20	100,000	100,250
Rowan Cos Inc
4.875% due 06/01/22	300,000	289,500
7.375% due 06/15/25	35,000	35,088
Sable Permian Resources Land LLC
7.125% due 11/01/20 ~	50,000	34,250
7.375% due 11/01/21 ~	200,000	137,000
13.000% due 11/30/20 ~	75,000	82,875
Sanchez Energy Corp
6.125% due 01/15/23	200,000	116,000
7.250% due 02/15/23 ~	90,000	88,988
7.750% due 06/15/21	63,000	44,415
SemGroup Corp
5.625% due 11/15/23	150,000	146,250
7.250% due 03/15/26	50,000	50,125
SESI LLC
7.125% due 12/15/21	139,000	141,293
7.750% due 09/15/24	70,000	71,663

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Seven Generations Energy Ltd (Canada) 5.375% due 09/30/25 ~	$96,000	$93,720
6.750% due 05/01/23 ~	50,000	51,688
6.875% due 06/30/23 ~	100,000	104,000
SM Energy Co
5.000% due 01/15/24	200,000	196,500
5.625% due 06/01/25	113,000	113,141
6.625% due 01/15/27	100,000	103,500
6.750% due 09/15/26	60,000	62,625
Southwestern Energy Co
4.100% due 03/15/22	50,000	50,063
6.200% due 01/23/25	100,000	99,562
7.500% due 04/01/26	220,000	231,550
7.750% due 10/01/27	80,000	84,800
SRC Energy Inc 6.250% due 12/01/25	71,000	67,095
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	100,431
5.750% due 04/15/25	75,000	72,563
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	188,947
Sunoco LP
4.875% due 01/15/23 ~	155,000	153,837
5.500% due 02/15/26 ~	165,000	159,802
Tallgrass Energy Partners LP
4.750% due 10/01/23 ~	65,000	65,021
5.500% due 09/15/24 ~	95,000	97,256
5.500% due 01/15/28 ~	163,000	164,834
Targa Resources Partners LP
4.125% due 11/15/19	75,000	75,094
4.250% due 11/15/23	50,000	49,063
5.000% due 01/15/28 ~	150,000	146,550
5.125% due 02/01/25	150,000	151,500
5.250% due 05/01/23	77,000	78,251
5.375% due 02/01/27	87,000	87,435
5.875% due 04/15/26 ~	90,000	93,263
6.750% due 03/15/24	100,000	105,750
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	50,625
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	58,800
5.000% due 01/31/28 ~	41,000	38,284
6.625% due 06/15/25 § ~	150,000	159,562
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	47,375
Transocean Guardian Ltd 5.875% due 01/15/24 ~	125,000	126,562
Transocean Inc
5.800% due 10/15/22	200,000	199,750
6.800% due 03/15/38	250,000	217,500
7.500% due 01/15/26 ~	57,000	58,995
8.375% due 12/15/21	50,000	53,906
9.000% due 07/15/23 ~	250,000	272,500
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	85,000	90,206
Transocean Pontus Ltd 6.125% due 08/01/25 ~	25,000	25,469
Transocean Proteus Ltd 6.250% due 12/01/24 ~	85,000	86,806
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	100,000	99,500
Ultra Resources Inc
6.875% due 04/15/22 ~	145,000	69,600
7.125% due 04/15/25 ~	35,000	14,350
Unit Corp 6.625% due 05/15/21	75,000	75,375
USA Compression Partners LP 6.875% due 04/01/26 ~	135,000	139,894
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	49,938

	Principal Amount	Value
Vine Oil & Gas LP 8.750% due 04/15/23 ~	$100,000	$98,000
Warrior Met Coal Inc 8.000% due 11/01/24 ~	125,000	128,437
Weatherford International LLC 9.875% due 03/01/25 ~	90,000	87,300
Weatherford International Ltd
7.000% due 03/15/38	300,000	234,000
7.750% due 06/15/21	383,000	381,564
9.875% due 02/15/24	90,000	88,425
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	133,575
6.250% due 04/01/23	200,000	207,400
6.625% due 01/15/26	74,000	77,238
WildHorse Resource Development Corp 6.875% due 02/01/25	79,000	81,963
WPX Energy Inc
5.250% due 09/15/24	73,000	73,863
5.750% due 06/01/26	125,000	127,031
6.000% due 01/15/22	20,000	20,825
8.250% due 08/01/23	140,000	159,600

		28,958,637

Financial - 10.1%

Acrisure LLC 7.000% due 11/15/25 ~	125,000	116,835
Alliance Data Systems Corp
5.375% due 08/01/22 ~	100,000	101,125
5.875% due 11/01/21 ~	75,000	76,688
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	150,000	155,625
Ally Financial Inc
4.125% due 03/30/20	400,000	402,500
4.125% due 02/13/22	200,000	200,250
5.125% due 09/30/24	100,000	103,250
5.750% due 11/20/25	250,000	259,062
8.000% due 03/15/20	100,000	106,450
8.000% due 11/01/31	425,000	516,906
American Equity Investment Life Holding Co 5.000% due 06/15/27	100,000	97,068
AmWINS Group Inc 7.750% due 07/01/26 ~	50,000	52,125
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	198,500
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	99,450
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	63,520
Barclays PLC (United Kingdom)
4.375% due 09/11/24	200,000	193,165
4.836% due 05/09/28	300,000	282,295
5.200% due 05/12/26	400,000	393,708
CBL & Associates LP REIT 5.950% due 12/15/26	250,000	208,125
CIT Group Inc
4.125% due 03/09/21	45,000	45,259
4.750% due 02/16/24	155,000	155,504
5.000% due 08/15/22	83,000	85,034
5.000% due 08/01/23	200,000	204,520
5.250% due 03/07/25	40,000	40,900
5.375% due 05/15/20	100,000	103,010
6.125% due 03/09/28	70,000	73,325
CNO Financial Group Inc 5.250% due 05/30/25	140,000	143,850
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	50,000	51,750
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	50,125
CoreCivic Inc REIT
4.125% due 04/01/20	100,000	100,155
4.750% due 10/15/27	60,000	53,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Credit Acceptance Corp
6.125% due 02/15/21	$50,000	$50,688
7.375% due 03/15/23	50,000	52,500
Credit Agricole SA (France) 8.375% due 10/13/19 ~	100,000	104,288
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	48,875
Curo Group Holdings Corp 8.250% due 09/01/25 ~	110,000	106,151
CyrusOne LP REIT
5.000% due 03/15/24	120,000	122,550
5.375% due 03/15/27	79,000	80,975
Deutsche Bank AG (Germany)
4.296% due 05/24/28 §	400,000	369,082
4.500% due 04/01/25	100,000	93,958
4.875% due 12/01/32 §	200,000	177,960
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	123,800
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	102,500
Enova International Inc 8.500% due 09/15/25 ~	75,000	75,000
Equinix Inc REIT
5.375% due 01/01/22	65,000	67,275
5.375% due 04/01/23	100,000	103,119
5.375% due 05/15/27	275,000	276,144
5.750% due 01/01/25	100,000	103,125
5.875% due 01/15/26	165,000	170,156
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	200,000	194,500
FelCor Lodging LP REIT 6.000% due 06/01/25	75,000	78,375
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	55,000	54,791
Five Point Operating Co LP 7.875% due 11/15/25 ~	100,000	101,225
Freedom Mortgage Corp
8.125% due 11/15/24 ~	150,000	146,250
8.250% due 04/15/25 ~	50,000	48,750
FS Energy & Power Fund 7.500% due 08/15/23 ~	75,000	76,688
Genworth Holdings Inc
4.900% due 08/15/23	150,000	130,500
7.625% due 09/24/21	250,000	254,375
goeasy Ltd (Canada) 7.875% due 11/01/22 ~	130,000	135,687
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	80,000	78,200
HUB International Ltd 7.000% due 05/01/26 ~	195,000	195,743
Hunt Cos Inc 6.250% due 02/15/26 ~	80,000	74,800
Icahn Enterprises LP
5.875% due 02/01/22	350,000	355,985
6.000% due 08/01/20	140,000	142,719
6.250% due 02/01/22	275,000	282,562
6.375% due 12/15/25	100,000	100,625
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	180,650
5.710% due 01/15/26 ~	400,000	365,278
Intrepid Aviation Group Holdings LLC 8.500% due 08/15/21 ~	115,000	115,863
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	63,315
4.875% due 09/15/27 ~	125,000	115,156
5.250% due 03/15/28 ~	174,000	162,255
5.750% due 08/15/24	100,000	99,200
6.000% due 08/15/23	96,000	98,700
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	94,700

	Principal Amount	Value
iStar Inc REIT
4.625% due 09/15/20	$100,000	$100,000
5.250% due 09/15/22	100,000	98,750
6.000% due 04/01/22	100,000	101,000
Jefferies Finance LLC
7.375% due 04/01/20 ~	222,000	226,717
7.500% due 04/15/21 ~	10,000	10,275
Kennedy-Wilson Inc 5.875% due 04/01/24	220,000	217,800
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 ~	65,000	65,325
5.250% due 10/01/25 ~	100,000	94,250
Liberty Mutual Group Inc 10.750% due 06/15/88 ~	100,000	150,750
Lions Gate Capital Holdings LLC 5.875% due 11/01/24 ~	90,000	92,700
LPL Holdings Inc 5.750% due 09/15/25 ~	230,000	225,687
Mack-Cali Realty LP REIT 3.150% due 05/15/23	100,000	88,120
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	47,500
4.500% due 01/15/28	100,000	92,010
5.625% due 05/01/24	121,000	124,479
MPT Operating Partnership LP REIT
5.000% due 10/15/27	220,000	213,283
5.250% due 08/01/26	50,000	50,000
6.375% due 03/01/24	100,000	105,500
Nationstar Mortgage Holdings Inc
8.125% due 07/15/23 ~	220,000	230,956
9.125% due 07/15/26 ~	80,000	84,000
Nationstar Mortgage LLC 6.500% due 07/01/21	75,000	75,278
Navient Corp 5.500% due 01/25/23	200,000	200,250
5.625% due 08/01/33	200,000	168,500
5.875% due 03/25/21	300,000	308,100
6.125% due 03/25/24	100,000	100,250
6.500% due 06/15/22	121,000	125,840
6.625% due 07/26/21	45,000	47,025
6.750% due 06/25/25	85,000	85,744
6.750% due 06/15/26	100,000	99,250
7.250% due 09/25/23	100,000	106,500
8.000% due 03/25/20	250,000	264,875
NFP Corp 6.875% due 07/15/25 ~	108,000	108,540
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	76,498
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	25,563
Provident Funding Associates LP 6.375% due 06/15/25 ~	25,000	25,125
Quicken Loans Inc
5.250% due 01/15/28 ~	200,000	186,500
5.750% due 05/01/25 ~	167,000	167,626
Radian Group Inc
4.500% due 10/01/24	100,000	98,750
5.250% due 06/15/20	59,000	60,401
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	118,500
Realogy Group LLC
4.875% due 06/01/23 ~	100,000	94,125
5.250% due 12/01/21 ~	100,000	100,625
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	50,375
5.000% due 04/15/23	100,000	100,542
Royal Bank of Scotland Group PLC (United Kingdom) 7.648% due 09/30/31	50,000	62,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
SBA Communications Corp REIT
4.000% due 10/01/22	$100,000	$98,625
4.875% due 07/15/22	100,000	101,210
4.875% due 09/01/24	200,000	198,250
Springleaf Finance Corp
5.250% due 12/15/19	100,000	101,692
5.625% due 03/15/23	125,000	124,844
6.125% due 05/15/22	190,000	196,317
6.875% due 03/15/25	270,000	270,540
7.125% due 03/15/26	210,000	210,000
7.750% due 10/01/21	25,000	27,113
8.250% due 12/15/20	225,000	245,531
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	104,000
Starwood Property Trust Inc REIT
3.625% due 02/01/21 ~	60,000	59,100
4.750% due 03/15/25	138,000	132,495
5.000% due 12/15/21	105,000	106,050
Stearns Holdings LLC 9.375% due 08/15/20 ~	50,000	49,250
Synovus Financial Corp 5.750% due 12/15/25	50,000	51,740
Tempo Acquisition LLC 6.750% due 06/01/25 ~	120,000	117,000
The GEO Group Inc REIT
5.125% due 04/01/23	100,000	96,250
5.875% due 10/15/24	150,000	144,375
The Howard Hughes Corp 5.375% due 03/15/25 ~	160,000	158,806
TMX Finance LLC 11.125% due 04/01/23 ~	100,000	100,375
Travelport Corporate Finance PLC 6.000% due 03/15/26 ~	130,000	132,362
UniCredit SPA (Italy) 5.861% due 06/19/32 § ~	200,000	179,155
Uniti Group LP REIT
6.000% due 04/15/23 ~	100,000	97,250
7.125% due 12/15/24 ~	150,000	138,000
8.250% due 10/15/23	164,000	157,440
USIS Merger Sub Inc 6.875% due 05/01/25 ~	105,000	105,000
VFH Parent LLC 6.750% due 06/15/22 ~	165,000	170,775
VICI Properties 1 LLC REIT 8.000% due 10/15/23	97,500	108,103
Voya Financial Inc
4.700% due 01/23/48 ~	100,000	89,250
5.650% due 05/15/53	100,000	101,035
WeWork Cos Inc 7.875% due 05/01/25 ~	80,000	78,200

		20,035,197

Industrial - 10.1%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	101,349
AECOM
5.125% due 03/15/27	165,000	161,304
5.875% due 10/15/24	100,000	106,414
AECOM Global II LLC 5.000% due 04/01/22	50,000	50,795
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	209,000
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	95,812
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	100,500
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	97,500
Arconic Inc
5.125% due 10/01/24	275,000	277,713
5.400% due 04/15/21	150,000	155,292
5.900% due 02/01/27	50,000	51,131

	Principal Amount	Value
5.950% due 02/01/37	$100,000	$99,812
6.150% due 08/15/20	250,000	260,312
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	203,000
Ardagh Packaging Finance PLC (Ireland)
4.250% due 09/15/22 ~	200,000	197,900
4.625% due 05/15/23 ~	200,000	198,750
6.000% due 02/15/25 ~	200,000	196,900
7.250% due 05/15/24 ~	250,000	262,500
Associated Materials LLC 9.000% due 01/01/24 ~	100,000	104,500
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	89,225
Avolon Holdings Funding Ltd (Ireland)
5.125% due 10/01/23 ~	170,000	171,912
5.500% due 01/15/23 ~	80,000	81,400
Ball Corp 4.000% due 11/15/23	71,000	69,669
4.375% due 12/15/20	60,000	60,975
4.875% due 03/15/26	265,000	265,533
5.000% due 03/15/22	100,000	103,325
5.250% due 07/01/25	190,000	197,125
BBA US Holdings Inc 5.375% due 05/01/26 ~	65,000	65,406
Berry Global Inc
4.500% due 02/15/26 ~	50,000	47,625
5.125% due 07/15/23	125,000	126,812
5.500% due 05/15/22	100,000	101,760
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	150,000	157,781
BMC East LLC 5.500% due 10/01/24 ~	100,000	96,875
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	102,470
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	101,062
6.000% due 10/15/22 ~	100,000	100,750
6.125% due 01/15/23 ~	125,000	126,172
7.500% due 12/01/24 ~	264,000	279,180
7.500% due 03/15/25 ~	200,000	207,250
7.750% due 03/15/20 ~	100,000	104,937
8.750% due 12/01/21 ~	300,000	333,255
Brand Industrial Services Inc 8.500% due 07/15/25 ~	167,000	172,282
Builders FirstSource Inc 5.625% due 09/01/24 ~	75,000	72,375
BWAY Holding Co
5.500% due 04/15/24 ~	185,000	182,334
7.250% due 04/15/25 ~	205,000	200,367
BWX Technologies Inc 5.375% due 07/15/26 ~	100,000	100,625
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	140,434
Clean Harbors Inc 5.125% due 06/01/21	153,000	153,765
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	90,000	92,250
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	71,337
Covanta Holding Corp
5.875% due 03/01/24	50,000	51,173
5.875% due 07/01/25	100,000	101,250
6.375% due 10/01/22	100,000	102,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	50,813
Crown Americas LLC
4.250% due 09/30/26	100,000	91,750
4.500% due 01/15/23	112,000	112,728
4.750% due 02/01/26 ~	205,000	196,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Energizer Gamma Acquisition Inc 6.375% due 07/15/26 ~	$100,000	$103,625
Energizer Holdings Inc 5.500% due 06/15/25 ~	63,000	62,843
Engility Corp 8.875% due 09/01/24	100,000	109,125
EnPro Industries Inc 5.875% due 09/15/22	50,000	51,188
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	43,200
7.875% due 07/15/26 ~	110,000	108,900
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	206,500
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/25 ~	75,000	74,659
6.750% due 03/15/22 ~	180,000	185,175
frontdoor Inc 6.750% due 08/15/26 ~	220,000	227,150
FXI Holdings Inc 7.875% due 11/01/24 ~	75,000	71,719
Gates Global LLC 6.000% due 07/15/22 ~	124,000	125,085
GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	90,000	84,825
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	199,500
Graphic Packaging International LLC
4.125% due 08/15/24	100,000	97,977
4.750% due 04/15/21	50,000	50,750
Griffon Corp 5.250% due 03/01/22	167,000	165,747
Grinding Media Inc 7.375% due 12/15/23 ~	140,000	146,054
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	74,000
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	100,000	96,875
Ingram Micro Inc 5.450% due 12/15/24	100,000	98,587
Itron Inc 5.000% due 01/15/26 ~	25,000	24,063
James Hardie International Finance DAC (Ireland) 4.750% due 01/15/25 ~	200,000	194,290
Jeld-Wen Inc 4.625% due 12/15/25 ~	100,000	92,500
JPW Industries Holding Corp 9.000% due 10/01/24 ~	50,000	51,000
KLX Inc 5.875% due 12/01/22 ~	175,000	181,212
Koppers Inc 6.000% due 02/15/25 ~	100,000	100,250
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	51,578
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	157,500
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	45,000
Masonite International Corp
5.625% due 03/15/23 ~	63,000	64,654
5.750% due 09/15/26 ~	75,000	75,375
MasTec Inc 4.875% due 03/15/23	100,000	99,750
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	50,375
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	100,750
Multi-Color Corp
4.875% due 11/01/25 ~	53,000	49,688
6.125% due 12/01/22 ~	100,000	102,750

	Principal Amount	Value
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	$50,000	$41,550
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	107,000	84,797
Neovia Logistics Services LLC 8.875% due 08/01/20 ~	100,000	91,000
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	125,000	134,453
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	104,750
Northwest Hardwoods Inc 7.500% due 08/01/21 ~	100,000	92,000
Novelis Corp
5.875% due 09/30/26 ~	175,000	171,281
6.250% due 08/15/24 ~	205,000	209,612
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	101,250
5.375% due 01/15/25 ~	48,000	47,700
5.875% due 08/15/23 ~	160,000	165,200
Pactiv LLC 7.950% due 12/15/25	100,000	107,500
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	238,000	232,942
5.250% due 08/15/22 ~	285,000	288,919
5.500% due 02/15/24 ~	135,000	138,544
PGT Escrow Issuer Inc 6.750% due 08/01/26 ~	50,000	52,000
Pioneer Holdings LLC (United Kingdom) 9.000% due 11/01/22 ~	50,000	51,750
Pisces Midco Inc 8.000% due 04/15/26 ~	145,000	146,450
Plastipak Holdings Inc 6.250% due 10/15/25 ~	50,000	45,875
RBS Global Inc 4.875% due 12/15/25 ~	76,000	72,770
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	205,500	204,627
5.750% due 10/15/20	324,651	325,869
6.875% due 02/15/21	51,981	52,630
7.000% due 07/15/24 ~	225,000	229,359
Sealed Air Corp
4.875% due 12/01/22 ~	100,000	101,375
5.125% due 12/01/24 ~	50,000	50,500
5.250% due 04/01/23 ~	100,000	102,250
5.500% due 09/15/25 ~	100,000	102,375
6.500% due 12/01/20 ~	25,000	26,313
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	100,500
5.000% due 10/01/25 ~	250,000	250,930
Silgan Holdings Inc 4.750% due 03/15/25	100,000	96,375
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	100,989
St Marys Cement Inc (Brazil) 5.750% due 01/28/27 ~	200,000	193,750
Standard Industries Inc
4.750% due 01/15/28 ~	124,000	115,004
5.000% due 02/15/27 ~	100,000	94,375
5.375% due 11/15/24 ~	100,000	100,250
5.500% due 02/15/23 ~	100,000	101,375
6.000% due 10/15/25 ~	200,000	205,250
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	54,063
Stevens Holding Co Inc 6.125% due 10/01/26 # ~	100,000	101,875
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	94,000
6.125% due 07/15/23	100,000	101,918
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	25,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Teekay Offshore Partners LP 8.500% due 07/15/23 ~	$110,000	$113,300
Tennant Co 5.625% due 05/01/25	100,000	101,750
Terex Corp 5.625% due 02/01/25 ~	80,000	79,600
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	100,000	103,625
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	51,969
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	113,100
TransDigm Inc
5.500% due 10/15/20	100,000	100,250
6.000% due 07/15/22	100,000	101,875
6.375% due 06/15/26	151,000	152,887
6.500% due 07/15/24	120,000	123,240
6.500% due 05/15/25	100,000	102,125
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	235,000	241,756
TriMas Corp 4.875% due 10/15/25 ~	100,000	95,937
Triumph Group Inc
4.875% due 04/01/21	60,000	58,200
5.250% due 06/01/22	50,000	47,375
7.750% due 08/15/25	67,000	65,241
Tutor Perini Corp 6.875% due 05/01/25 ~	65,000	66,950
US Concrete Inc 6.375% due 06/01/24	100,000	101,670
USG Corp
4.875% due 06/01/27 ~	25,000	25,338
5.500% due 03/01/25 ~	100,000	102,375
Vertiv Group Corp 9.250% due 10/15/24 ~	125,000	130,625
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	66,706
Waste Pro USA Inc 5.500% due 02/15/26 ~	90,000	88,200
Weekley Homes LLC 6.625% due 08/15/25	200,000	191,500
Welbilt Inc 9.500% due 02/15/24	100,000	109,750
WESCO Distribution Inc
5.375% due 12/15/21	100,000	101,472
5.375% due 06/15/24	50,000	49,688
Xerium Technologies Inc 9.500% due 08/15/21	62,000	65,271
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	62,400
6.500% due 06/15/22 ~	191,000	197,924
Zekelman Industries Inc 9.875% due 06/15/23 ~	175,000	190,531

		20,152,227

Technology - 5.5%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	117,300
Advanced Micro Devices Inc
7.000% due 07/01/24	100,000	106,000
7.500% due 08/15/22	100,000	112,879
Amkor Technology Inc 6.375% due 10/01/22	50,000	51,069
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	96,188
Banff Merger Sub Inc 9.750% due 09/01/26 ~	240,000	244,080
Blackboard Inc 9.750% due 10/15/21 ~	50,000	39,625

	Principal Amount	Value
BMC Software Finance Inc 8.125% due 07/15/21 ~	$280,000	$286,538
Camelot Finance SA 7.875% due 10/15/24 ~	95,000	94,932
CDK Global Inc
4.875% due 06/01/27	155,000	151,900
5.000% due 10/15/24	50,000	51,214
5.875% due 06/15/26	125,000	129,422
CDW LLC
5.000% due 09/01/23	100,000	102,200
5.000% due 09/01/25	55,000	55,000
5.500% due 12/01/24	100,000	104,000
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	145,000	144,456
Dell Inc
4.625% due 04/01/21	100,000	101,563
5.400% due 09/10/40	100,000	88,500
Dell International LLC
5.875% due 06/15/21 ~	426,000	439,845
7.125% due 06/15/24 ~	200,000	214,857
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	72,000
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	52,906
EMC Corp
2.650% due 06/01/20	175,000	171,879
3.375% due 06/01/23	170,000	161,537
Entegris Inc 4.625% due 02/10/26 ~	102,000	97,527
Everi Payments Inc 7.500% due 12/15/25 ~	100,000	101,250
Exela Intermediate LLC 10.000% due 07/15/23 ~	155,000	166,044
Fair Isaac Corp 5.250% due 05/15/26 ~	100,000	101,250
First Data Corp
5.000% due 01/15/24 ~	355,000	358,372
5.375% due 08/15/23 ~	200,000	203,550
5.750% due 01/15/24 ~	355,000	360,857
7.000% due 12/01/23 ~	450,000	469,687
GCI LLC 6.750% due 06/01/21	100,000	101,382
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	95,000	105,450
Harland Clarke Holdings Corp
8.375% due 08/15/22 ~	145,000	139,744
9.250% due 03/01/21 ~	200,000	190,000
Infor Software Parent LLC
7.125% Cash or 7.875% PIK due 05/01/21 ~	40,000	40,630
Infor US Inc
5.750% due 08/15/20 ~	100,000	101,500
6.500% due 05/15/22	251,000	255,656
Informatica LLC 7.125% due 07/15/23 ~	151,000	155,316
IQVIA Inc
4.875% due 05/15/23 ~	40,000	40,400
5.000% due 10/15/26 ~	200,000	196,650
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	87,550
Leidos Holdings Inc 4.450% due 12/01/20	100,000	101,650
Lexmark International Inc 7.125% due 03/15/20	50,000	45,625
Micron Technology Inc 5.500% due 02/01/25	82,000	85,208
MSCI Inc
4.750% due 08/01/26 ~	55,000	54,725
5.250% due 11/15/24 ~	95,000	97,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
5.375% due 05/15/27 ~	$150,000	$153,375
5.750% due 08/15/25 ~	151,000	158,961
NCR Corp
4.625% due 02/15/21	45,000	44,663
5.000% due 07/15/22	113,000	112,647
5.875% due 12/15/21	50,000	50,688
6.375% due 12/15/23	144,000	147,060
Nuance Communications Inc
5.625% due 12/15/26	80,000	80,595
6.000% due 07/01/24	100,000	103,500
NXP BV (Netherlands)
3.875% due 09/01/22 ~	200,000	198,500
4.125% due 06/15/20 ~	200,000	201,500
4.625% due 06/01/23 ~	200,000	203,540
Open Text Corp (Canada)
5.625% due 01/15/23 ~	80,000	81,600
5.875% due 06/01/26 ~	158,000	163,432
Pitney Bowes Inc
3.875% due 09/15/20	100,000	99,125
3.875% due 10/01/21	200,000	191,750
4.625% due 03/15/24	30,000	27,078
PTC Inc 6.000% due 05/15/24	115,000	120,319
Qorvo Inc 5.500% due 07/15/26 ~	95,000	96,675
Rackspace Hosting Inc 8.625% due 11/15/24 ~	165,000	161,081
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	137,206
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	104,000
Solera LLC 10.500% due 03/01/24 ~	270,000	297,216
Sophia LP 9.000% due 09/30/23 ~	100,000	104,750
The Dun & Bradstreet Corp 4.625% due 12/01/22	100,000	100,954
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	154,969
Veritas US Inc 10.500% due 02/01/24 ~	200,000	184,000
West Corp 8.500% due 10/15/25 ~	221,000	203,872
Western Digital Corp 4.750% due 02/15/26	350,000	339,132

		10,869,856

Utilities - 2.5%

AES Corp
4.000% due 03/15/21	15,000	15,000
4.500% due 03/15/23	30,000	30,113
4.875% due 05/15/23	202,000	204,777
5.125% due 09/01/27	76,000	76,950
5.500% due 04/15/25	93,000	95,790
AmeriGas Partners LP
5.500% due 05/20/25	65,000	64,188
5.625% due 05/20/24	90,000	89,775
5.750% due 05/20/27	100,000	98,500
5.875% due 08/20/26	115,000	114,713
Calpine Corp
5.250% due 06/01/26 ~	150,000	139,500
5.375% due 01/15/23	100,000	94,375
5.500% due 02/01/24	100,000	89,625
5.750% due 01/15/25	275,000	244,406
5.875% due 01/15/24 ~	75,000	75,750
6.000% due 01/15/22 ~	197,000	199,856
Clearway Energy Operating LLC
5.375% due 08/15/24	150,000	151,500
5.750% due 10/15/25 # ~	100,000	101,125
DPL Inc 7.250% due 10/15/21	200,000	217,000

	Principal Amount	Value
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	$50,000	$49,625
NextEra Energy Operating Partners LP 4.250% due 09/15/24 ~	136,000	133,790
4.500% due 09/15/27 ~	58,000	55,753
NGL Energy Partners LP
6.125% due 03/01/25	100,000	94,250
6.875% due 10/15/21	100,000	101,984
7.500% due 11/01/23	95,000	95,950
NRG Energy Inc
5.750% due 01/15/28 ~	97,000	98,213
6.250% due 07/15/22	100,000	103,420
6.250% due 05/01/24	115,000	120,175
6.625% due 01/15/27	270,000	284,715
7.250% due 05/15/26	155,000	169,441
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	100,000	102,000
SCANA Corp 4.125% due 02/01/22	100,000	98,686
4.750% due 05/15/21	100,000	100,596
Southern Star Central Corp 5.125% due 07/15/22 ~	100,000	100,125
Talen Energy Supply LLC
4.600% due 12/15/21	100,000	86,000
6.500% due 06/01/25	28,000	21,700
9.500% due 07/15/22 ~	100,000	100,000
10.500% due 01/15/26 ~	100,000	90,875
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	96,250
Vistra Energy Corp
5.875% due 06/01/23	100,000	103,075
7.375% due 11/01/22	325,000	338,465
7.625% due 11/01/24	181,000	195,706
Vistra Operations Co LLC 5.500% due 09/01/26 ~	150,000	151,875

		4,995,612

Total Corporate Bonds & Notes (Cost $197,850,138)		196,709,810

	Shares

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio	907,847	907,847

Total Short-Term Investment (Cost $907,847)		907,847

TOTAL INVESTMENTS - 99.2% (Cost $198,757,985)		197,617,657

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,593,595

NET ASSETS - 100.0%		$199,211,252

Notes to Schedule of Investments

(a)	An investment with a value of $43,740 or less than 0.1% of the Fund’s net assets was in default as of September 30, 2018.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$196,709,810	$-	$196,709,810	$-
	Short-Term Investment	907,847	907,847	-	-

	Total	$197,617,657	$907,847	$196,709,810	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 1.1%

Axalta Coating Systems Ltd *	4,397	$128,216
Celanese Corp	4,379	499,206
FMC Corp	2,784	242,709
International Flavors & Fragrances Inc	1,703	236,921
International Paper Co	2,408	118,353
LyondellBasell Industries NV ‘A’	7,817	801,321
NewMarket Corp	378	153,283
Platform Specialty Products Corp *	5,832	72,725
PPG Industries Inc	839	91,560
Praxair Inc	12,947	2,080,971
Royal Gold Inc	1,364	105,110
RPM International Inc	1,407	91,371
Southern Copper Corp (Peru)	4,191	180,800
Steel Dynamics Inc	1,755	79,308
The Chemours Co	8,906	351,253
The Sherwin-Williams Co	4,198	1,910,972
Univar Inc *	928	28,452
Versum Materials Inc	5,498	197,983
Westlake Chemical Corp	1,710	142,118
WR Grace & Co	2,523	180,294

		7,692,926

Communications - 18.8%

Alphabet Inc ‘A’ *	15,114	18,243,807
Alphabet Inc ‘C’ *	15,415	18,397,340
Amazon.com Inc *	20,578	41,217,734
AMC Networks Inc ‘A’ *	2,103	139,513
Arista Networks Inc *	2,896	769,931
Booking Holdings Inc *	2,395	4,751,680
Cable One Inc	221	195,278
CBS Corp ‘B’	16,760	962,862
CDW Corp	7,545	670,901
Charter Communications Inc ‘A’ *	6,212	2,024,367
eBay Inc *	10,332	341,163
Expedia Group Inc	6,134	800,364
F5 Networks Inc *	3,111	620,396
Facebook Inc ‘A’ *	120,345	19,791,939
FactSet Research Systems Inc	1,860	416,101
FireEye Inc *	6,324	107,508
GoDaddy Inc ‘A’ *	8,009	667,870
GrubHub Inc *	4,594	636,820
IAC/InterActiveCorp *	3,793	822,019
LogMeIn Inc	1,724	153,608
Match Group Inc *	2,631	152,361
Motorola Solutions Inc	932	121,290
Netflix Inc *	21,078	7,885,912
Okta Inc *	4,361	306,840
Omnicom Group Inc	7,336	498,995
Palo Alto Networks Inc *	4,512	1,016,373
Proofpoint Inc *	2,553	271,460
RingCentral Inc ‘A’ *	3,380	314,509
Sirius XM Holdings Inc	65,390	413,265
Switch Inc ‘A’	2,218	23,954
T-Mobile US Inc *	10,213	716,748
The Interpublic Group of Cos Inc	2,017	46,129
The Walt Disney Co	54,010	6,315,929
TripAdvisor Inc *	5,297	270,518
Twilio Inc ‘A’ *	3,642	314,232
Twitter Inc *	35,565	1,012,180
Ubiquiti Networks Inc	978	96,685
VeriSign Inc *	5,359	858,083
Wayfair Inc ‘A’ *	2,852	421,155
Zayo Group Holdings Inc *	10,105	350,846
Zendesk Inc *	5,223	370,833
Zillow Group Inc ‘A’ *	2,031	89,770
Zillow Group Inc ‘C’ *	4,535	200,674

		133,799,942

	Shares	Value
Consumer, Cyclical - 9.8%

Advance Auto Parts Inc	1,096	$184,490
Allison Transmission Holdings Inc	5,659	294,325
Aptiv PLC	11,530	967,367
AutoZone Inc *	1,156	896,709
Best Buy Co Inc	3,139	249,111
Brunswick Corp	439	29,422
Burlington Stores Inc *	3,394	552,950
CarMax Inc *	5,478	409,042
Carter’s Inc	2,238	220,667
Chipotle Mexican Grill Inc *	1,240	563,605
Choice Hotels International Inc	1,766	147,108
Columbia Sportswear Co	191	17,776
Copart Inc *	10,318	531,687
Costco Wholesale Corp	22,118	5,195,076
Darden Restaurants Inc	3,186	354,251
Delta Air Lines Inc	7,992	462,177
Dollar General Corp	13,548	1,480,796
Dollar Tree Inc *	2,035	165,954
Domino’s Pizza Inc	2,146	632,641
DR Horton Inc	10,309	434,834
Dunkin’ Brands Group Inc	4,190	308,887
Extended Stay America Inc	5,837	118,083
Fastenal Co	14,625	848,543
Floor & Decor Holdings Inc ‘A’ *	1,946	58,711
Hanesbrands Inc	18,224	335,868
Hasbro Inc	4,553	478,611
HD Supply Holdings Inc *	2,853	122,080
Hilton Grand Vacations Inc *	4,923	162,951
Hilton Worldwide Holdings Inc	14,027	1,133,101
KAR Auction Services Inc	6,255	373,361
L Brands Inc	2,209	66,933
Las Vegas Sands Corp	10,923	648,062
Lear Corp	364	52,780
Lennar Corp ‘A’	7,758	362,221
Lennar Corp ‘B’	356	13,706
Lions Gate Entertainment Corp ‘A’	149	3,634
Lions Gate Entertainment Corp ‘B’	411	9,576
Live Nation Entertainment Inc *	7,016	382,162
LKQ Corp *	2,614	82,785
Lowe’s Cos Inc	41,306	4,742,755
Lululemon Athletica Inc *	4,995	811,638
Marriott International Inc ‘A’	14,495	1,913,775
Mattel Inc *	3,851	60,461
McDonald’s Corp	7,632	1,276,757
MGM Resorts International	2,412	67,319
Michael Kors Holdings Ltd *	3,724	255,317
MSC Industrial Direct Co Inc ‘A’	1,023	90,137
NIKE Inc ‘B’	63,469	5,377,094
Nordstrom Inc	5,982	357,783
Nu Skin Enterprises Inc ‘A’	863	71,128
NVR Inc *	161	397,799
O’Reilly Automotive Inc *	3,987	1,384,765
Polaris Industries Inc	3,026	305,475
Pool Corp	1,999	333,593
PulteGroup Inc	4,201	104,059
Ross Stores Inc	18,662	1,849,404
Six Flags Entertainment Corp	3,637	253,935
Skechers U.S.A. Inc ‘A’ *	3,186	88,985
Southwest Airlines Co	18,929	1,182,116
Starbucks Corp	66,391	3,773,664
Tapestry Inc	2,883	144,928
Tempur Sealy International Inc *	2,350	124,315
Tesla Inc *	6,838	1,810,497
The Gap Inc	623	17,974
The Home Depot Inc	58,367	12,090,724
The Madison Square Garden Co ‘A’ *	86	27,118
The Michaels Cos Inc *	900	14,607
The Scotts Miracle-Gro Co	1,013	79,753
The TJX Cos Inc	31,713	3,552,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
The Toro Co	5,098	$305,727
The Wendy’s Co	9,522	163,207
Thor Industries Inc	2,111	176,691
Tiffany & Co	1,102	142,125
Toll Brothers Inc	3,626	119,767
Tractor Supply Co	6,098	554,186
Ulta Beauty Inc *	2,914	822,098
Under Armour Inc ‘A’ *	7,192	152,614
Under Armour Inc ‘C’ *	7,307	142,194
Urban Outfitters Inc *	3,758	153,702
Vail Resorts Inc	2,043	560,640
VF Corp	12,525	1,170,461
Visteon Corp *	953	88,534
WABCO Holdings Inc *	2,713	319,971
Watsco Inc	1,312	233,667
Williams-Sonoma Inc	994	65,326
WW Grainger Inc	2,306	824,187
Wyndham Destinations Inc	4,805	208,345
Wyndham Hotels & Resorts Inc	5,022	279,073
Wynn Resorts Ltd	5,237	665,413
Yum China Holdings Inc (China)	1,602	56,246
Yum! Brands Inc	4,613	419,368

		69,535,950

Consumer, Non-Cyclical - 21.6%

AbbVie Inc	76,688	7,253,151
ABIOMED Inc *	2,149	966,513
Aetna Inc	5,863	1,189,310
Agios Pharmaceuticals Inc *	2,417	186,399
Alexion Pharmaceuticals Inc *	8,926	1,240,803
Align Technology Inc *	3,995	1,562,924
Alkermes PLC *	7,821	331,923
Alnylam Pharmaceuticals Inc *	4,021	351,918
Altria Group Inc	95,840	5,780,110
AmerisourceBergen Corp	7,901	728,630
Amgen Inc	30,830	6,390,751
Automatic Data Processing Inc	22,260	3,353,692
Avery Dennison Corp	4,457	482,916
Baxter International Inc	2,842	219,090
Becton Dickinson & Co	1,235	322,335
Bio-Techne Corp	1,911	390,054
Biogen Inc *	9,643	3,406,968
BioMarin Pharmaceutical Inc *	8,976	870,403
Bluebird Bio Inc *	1,851	270,246
Booz Allen Hamilton Holding Corp	6,542	324,679
Boston Scientific Corp *	53,468	2,058,518
Bright Horizons Family Solutions Inc *	2,425	285,762
Bristol-Myers Squibb Co	44,006	2,731,892
Brown-Forman Corp ‘A’	2,477	125,832
Brown-Forman Corp ‘B’	14,215	718,568
Bruker Corp	2,220	74,259
Campbell Soup Co	6,207	227,362
Cantel Medical Corp	1,869	172,060
Catalent Inc *	1,567	71,377
Celgene Corp *	35,430	3,170,631
Centene Corp *	9,020	1,305,916
Charles River Laboratories International Inc *	1,731	232,889
Chemed Corp	787	251,509
Church & Dwight Co Inc	10,574	627,778
Cigna Corp	4,720	982,940
Cintas Corp	4,444	879,068
Colgate-Palmolive Co	8,056	539,349
Constellation Brands Inc ‘A’	7,921	1,707,926
CoreLogic Inc *	2,590	127,972
CoStar Group Inc *	1,821	766,350
DaVita Inc *	3,309	237,024
DexCom Inc *	4,444	635,670
Ecolab Inc	5,782	906,502
Edwards Lifesciences Corp *	10,575	1,841,107
Eli Lilly & Co	29,721	3,189,361
Encompass Health Corp	4,972	387,567

	Shares	Value
Envision Healthcare Corp *	1,193	$54,556
Equifax Inc	1,652	215,702
Euronet Worldwide Inc *	1,265	126,778
Exact Sciences Corp *	6,090	480,623
Exelixis Inc *	14,909	264,187
Express Scripts Holding Co *	2,346	222,893
FleetCor Technologies Inc *	4,405	1,003,635
Gartner Inc *	4,506	714,201
General Mills Inc	1,552	66,612
Gilead Sciences Inc	48,742	3,763,370
Global Payments Inc	7,977	1,016,270
Grand Canyon Education Inc *	2,396	270,269
H&R Block Inc	2,022	52,066
HCA Healthcare Inc	9,940	1,382,853
Henry Schein Inc *	1,151	97,870
Herbalife Nutrition Ltd *	1,063	57,987
Hill-Rom Holdings Inc	2,198	207,491
Humana Inc	6,592	2,231,524
ICU Medical Inc *	792	223,938
IDEXX Laboratories Inc *	4,312	1,076,534
Illumina Inc *	7,406	2,718,446
Incyte Corp *	8,924	616,470
Insulet Corp *	2,969	314,566
Integra LifeSciences Holdings Corp *	2,843	187,268
Intuitive Surgical Inc *	5,672	3,255,728
Ionis Pharmaceuticals Inc *	6,342	327,120
Jazz Pharmaceuticals PLC *	2,747	461,853
Johnson & Johnson	24,508	3,386,270
Kellogg Co	6,335	443,577
Keurig Dr Pepper Inc	9,127	211,473
Kimberly-Clark Corp	15,284	1,736,874
Laboratory Corp of America Holdings *	302	52,451
MarketAxess Holdings Inc	1,864	332,705
Masimo Corp *	2,285	284,574
McCormick & Co Inc	377	49,670
McKesson Corp	1,298	172,180
Merck & Co Inc	8,993	637,963
Molina Healthcare Inc *	2,644	393,163
Monster Beverage Corp *	20,112	1,172,127
Moody’s Corp	8,389	1,402,641
Morningstar Inc	927	116,709
Nektar Therapeutics *	7,948	484,510
Neurocrine Biosciences Inc *	4,534	557,455
PayPal Holdings Inc *	60,044	5,274,265
Penumbra Inc *	1,557	233,083
PepsiCo Inc	63,657	7,116,853
Post Holdings Inc *	1,923	188,531
PRA Health Sciences Inc *	2,823	311,066
Premier Inc ‘A’ *	975	44,636
Quanta Services Inc *	2,200	73,436
Regeneron Pharmaceuticals Inc *	4,015	1,622,221
ResMed Inc	7,153	825,027
Robert Half International Inc	6,116	430,444
Rollins Inc	4,983	302,418
S&P Global Inc	12,705	2,482,430
Sabre Corp	10,340	269,667
Sage Therapeutics Inc *	2,311	326,429
Sarepta Therapeutics Inc *	3,148	508,433
Seattle Genetics Inc *	5,448	420,150
Service Corp International	4,274	188,911
ServiceMaster Global Holdings Inc *	6,907	428,441
Sprouts Farmers Market Inc *	6,151	168,599
Square Inc ‘A’ *	14,409	1,426,635
Stryker Corp	17,261	3,066,934
Sysco Corp	24,052	1,761,809
Teleflex Inc	442	117,612
TESARO Inc *	2,067	80,634
The Clorox Co	5,601	842,446
The Coca-Cola Co	150,385	6,946,283
The Cooper Cos Inc	394	109,197

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
The Estee Lauder Cos Inc ‘A’	10,990	$1,597,067
The Hershey Co	6,475	660,450
The Western Union Co	6,610	125,987
Thermo Fisher Scientific Inc	1,217	297,045
Total System Services Inc	9,166	905,051
TransUnion	9,366	689,150
United Rentals Inc *	4,135	676,486
UnitedHealth Group Inc	48,404	12,877,400
US Foods Holding Corp *	646	19,910
Varian Medical Systems Inc *	4,653	520,810
Verisk Analytics Inc *	8,159	983,567
Vertex Pharmaceuticals Inc *	12,873	2,481,142
WellCare Health Plans Inc *	2,328	746,101
West Pharmaceutical Services Inc	866	106,925
WEX Inc *	2,099	421,395
Worldpay Inc ‘A’ *	1,339	135,601
Zoetis Inc	24,469	2,240,382

		153,774,215

Diversified - 0.0%

Spectrum Brands Holdings Inc	961	71,806

Energy - 0.9%

Anadarko Petroleum Corp	8,814	594,152
Antero Resources Corp *	6,533	115,699
Apache Corp	1,217	58,014
Cabot Oil & Gas Corp	15,884	357,708
Cheniere Energy Inc *	8,005	556,268
Cimarex Energy Co	607	56,415
Concho Resources Inc *	1,291	197,200
Continental Resources Inc *	2,149	146,734
Diamondback Energy Inc	1,307	176,693
EOG Resources Inc	3,334	425,318
Halliburton Co	43,987	1,782,793
Kosmos Energy Ltd * (Ghana)	2,278	21,299
Newfield Exploration Co *	3,721	107,276
ONEOK Inc	8,666	587,468
Parsley Energy Inc ‘A’ *	9,120	266,760
Pioneer Natural Resources Co	4,750	827,403
RPC Inc	1,089	16,858

		6,294,058

Financial - 8.7%

Air Lease Corp	274	12,571
Alexandria Real Estate Equities Inc REIT	399	50,190
Alleghany Corp	86	56,118
Alliance Data Systems Corp	2,453	579,301
American Express Co	24,468	2,605,597
American International Group Inc	6,591	350,905
American Tower Corp REIT	22,158	3,219,557
Ameriprise Financial Inc	1,199	177,044
Aon PLC	12,340	1,897,645
Arch Capital Group Ltd *	2,882	85,912
Axis Capital Holdings Ltd	447	25,796
Berkshire Hathaway Inc ‘B’ *	12,375	2,649,611
Brown & Brown Inc	669	19,782
Capital One Financial Corp	1,908	181,126
Cboe Global Markets Inc	5,267	505,421
CBRE Group Inc ‘A’ *	7,782	343,186
CME Group Inc ‘A’	1,560	265,528
Colony Capital Inc REIT	2,138	13,020
Comerica Inc	508	45,822
CoreSite Realty Corp REIT	1,849	205,498
Credit Acceptance Corp *	527	230,863
Crown Castle International Corp REIT	15,745	1,752,891
Discover Financial Services	7,832	598,756
E*TRADE Financial Corp *	3,053	159,947
East West Bancorp Inc	598	36,101
Eaton Vance Corp	5,863	308,159
Equinix Inc REIT	3,992	1,728,097
Equity LifeStyle Properties Inc REIT	4,290	413,771

	Shares	Value
Erie Indemnity Co ‘A’	921	$117,455
Evercore Inc ‘A’	2,042	205,323
Everest Re Group Ltd	812	185,518
Extra Space Storage Inc REIT	5,382	466,297
Gaming & Leisure Properties Inc REIT	3,642	128,381
Hudson Pacific Properties Inc REIT	1,126	36,843
Interactive Brokers Group Inc ‘A’	3,495	193,309
Intercontinental Exchange Inc	14,849	1,112,042
Lamar Advertising Co ‘A’ REIT	3,835	298,363
Lazard Ltd ‘A’	5,401	259,950
Life Storage Inc REIT	143	13,608
LPL Financial Holdings Inc	4,304	277,651
Markel Corp *	61	72,498
Marsh & McLennan Cos Inc	11,965	989,745
Mastercard Inc ‘A’	46,522	10,356,262
Northern Trust Corp	2,960	302,305
Omega Healthcare Investors Inc REIT	805	26,380
OneMain Holdings Inc *	398	13,377
Pinnacle Financial Partners Inc	1,629	97,984
Public Storage REIT	7,472	1,506,579
Raymond James Financial Inc	1,973	181,615
RenaissanceRe Holdings Ltd (Bermuda)	130	17,365
Santander Consumer USA Holdings Inc	758	15,190
SBA Communications Corp REIT *	5,799	931,493
SEI Investments Co	6,784	414,502
Signature Bank	1,720	197,525
Simon Property Group Inc REIT	14,271	2,522,399
State Street Corp	1,161	97,269
SVB Financial Group *	2,070	643,418
Synchrony Financial	12,844	399,192
Synovus Financial Corp	461	21,109
T Rowe Price Group Inc	11,039	1,205,238
Taubman Centers Inc REIT	2,999	179,430
TD Ameritrade Holding Corp	14,347	757,952
Texas Capital Bancshares Inc *	1,595	131,827
The Charles Schwab Corp	60,646	2,980,751
The Howard Hughes Corp *	794	98,631
The Progressive Corp	29,358	2,085,592
The Travelers Cos Inc	2,684	348,142
Virtu Financial Inc ‘A’	1,986	40,614
Visa Inc ‘A’	90,516	13,585,547
Voya Financial Inc	505	25,083
Western Alliance Bancorp *	2,997	170,499

		62,228,468

Industrial - 11.3%

3M Co	24,052	5,067,997
Allegion PLC	4,008	363,005
AMETEK Inc	2,239	177,150
Amphenol Corp ‘A’	14,848	1,396,009
AO Smith Corp	7,212	384,904
Armstrong World Industries Inc *	2,284	158,966
Berry Global Group Inc *	3,368	162,977
BWX Technologies Inc	5,063	316,640
Caterpillar Inc	26,951	4,109,758
CH Robinson Worldwide Inc	7,036	688,965
Cognex Corp	8,401	468,944
Coherent Inc *	903	155,488
Crown Holdings Inc *	6,536	313,728
CSX Corp	19,312	1,430,054
Cummins Inc	2,804	409,580
Curtiss-Wright Corp	175	24,048
Deere & Co	16,327	2,454,438
Donaldson Co Inc	6,143	357,891
Eagle Materials Inc	2,117	180,453
Emerson Electric Co	22,453	1,719,451
Energizer Holdings Inc	1,736	101,816
Expeditors International of Washington Inc	8,856	651,182
FedEx Corp	12,493	3,008,189
FLIR Systems Inc	649	39,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Fortive Corp	14,197	$1,195,387
Fortune Brands Home & Security Inc	3,097	162,159
Gardner Denver Holdings Inc *	1,798	50,955
General Dynamics Corp	5,867	1,201,092
Genesee & Wyoming Inc ‘A’ *	622	56,596
Gentex Corp	9,421	202,175
Graco Inc	8,397	389,117
Graphic Packaging Holding Co	2,774	38,864
Harris Corp	6,033	1,020,844
HEICO Corp	2,036	188,554
HEICO Corp ‘A’	3,916	295,658
Hexcel Corp	989	66,312
Honeywell International Inc	23,382	3,890,765
Hubbell Inc	1,877	250,711
Huntington Ingalls Industries Inc	1,812	464,017
IDEX Corp	3,666	552,320
Illinois Tool Works Inc	16,858	2,379,001
Ingersoll-Rand PLC	6,633	678,556
JB Hunt Transport Services Inc	4,429	526,785
Landstar System Inc	2,011	245,342
Lennox International Inc	1,665	363,636
Lincoln Electric Holdings Inc	3,190	298,074
Littelfuse Inc	1,018	201,452
Lockheed Martin Corp	11,455	3,962,972
Martin Marietta Materials Inc	2,931	533,295
Masco Corp	10,731	392,755
Mettler-Toledo International Inc *	1,265	770,360
National Instruments Corp	4,554	220,095
Nordson Corp	2,775	385,447
Northrop Grumman Corp	8,166	2,591,643
Old Dominion Freight Line Inc	3,350	540,221
Packaging Corp of America	4,751	521,137
Parker-Hannifin Corp	1,227	225,682
Raytheon Co	14,498	2,996,157
Republic Services Inc	705	51,225
Rockwell Automation Inc	6,170	1,156,998
Rockwell Collins Inc	1,134	159,293
Roper Technologies Inc	930	275,475
Schneider National Inc ‘B’	465	11,616
Sealed Air Corp	4,534	182,040
Sensata Technologies Holding PLC *	4,681	231,944
Silgan Holdings Inc	1,387	38,559
Spirit AeroSystems Holdings Inc ‘A’	5,276	483,651
Textron Inc	2,184	156,090
The Boeing Co	27,423	10,198,614
The Middleby Corp *	1,636	211,617
TransDigm Group Inc *	2,468	918,836
Union Pacific Corp	34,410	5,602,980
United Parcel Service Inc ‘B’	34,941	4,079,362
Universal Display Corp	2,162	254,900
Vulcan Materials Co	6,287	699,114
Wabtec Corp	1,573	164,976
Waste Management Inc	18,421	1,664,522
Waters Corp *	3,554	691,893
Welbilt Inc *	6,566	137,098
XPO Logistics Inc *	6,263	715,047
Xylem Inc	5,099	407,257

		80,492,770

Technology - 26.2%

2U Inc *	2,744	206,321
Accenture PLC ‘A’	32,556	5,541,031
Activision Blizzard Inc	38,038	3,164,381
Adobe Systems Inc *	24,858	6,710,417
Advanced Micro Devices Inc *	45,818	1,415,318
Akamai Technologies Inc *	7,912	578,763
Analog Devices Inc	2,998	277,195
ANSYS Inc *	4,241	791,710
Apple Inc	244,659	55,229,323
Applied Materials Inc	50,795	1,963,227
Aspen Technology Inc *	3,434	391,167

	Shares	Value
athenahealth Inc *	2,037	$272,143
Atlassian Corp PLC ‘A’ *	4,677	449,647
Autodesk Inc *	9,271	1,447,296
Black Knight Inc *	7,214	374,767
Broadcom Inc	13,055	3,221,060
Broadridge Financial Solutions Inc	5,819	767,817
Cadence Design Systems Inc *	14,211	644,043
CDK Global Inc	6,436	402,636
Ceridian HCM Holding Inc *	1,189	49,974
Cerner Corp *	7,218	464,911
Citrix Systems Inc *	6,895	766,448
Cognizant Technology Solutions Corp ‘A’	26,568	2,049,721
Cypress Semiconductor Corp	12,510	181,270
Dell Technologies Inc ‘V’ *	736	71,480
DocuSign Inc *	1,270	66,764
Electronic Arts Inc *	15,189	1,830,123
EPAM Systems Inc *	2,574	354,440
Fair Isaac Corp *	1,420	324,541
Fidelity National Information Services Inc	1,453	158,479
First Data Corp ‘A’ *	27,682	677,379
Fiserv Inc *	20,395	1,680,140
Fortinet Inc *	7,019	647,643
Genpact Ltd	2,718	83,198
Guidewire Software Inc *	4,058	409,899
International Business Machines Corp	33,416	5,052,833
Intuit Inc	12,324	2,802,478
IPG Photonics Corp *	1,835	286,388
Jack Henry & Associates Inc	3,913	626,393
KLA-Tencor Corp	7,938	807,374
Lam Research Corp	7,920	1,201,464
Manhattan Associates Inc *	3,183	173,792
Marvell Technology Group Ltd	7,523	145,194
Maxim Integrated Products Inc	14,167	798,877
Microchip Technology Inc	11,713	924,273
Micron Technology Inc *	45,752	2,069,363
Microsoft Corp	363,333	41,554,395
MKS Instruments Inc	2,747	220,172
Monolithic Power Systems Inc	2,060	258,592
MSCI Inc	4,361	773,685
NCR Corp *	4,931	140,090
NetApp Inc	13,167	1,130,914
Nutanix Inc ‘A’ *	5,416	231,372
NVIDIA Corp	29,439	8,272,948
NXP Semiconductors NV (Netherlands)	933	79,771
ON Semiconductor Corp *	21,557	397,295
Oracle Corp	13,723	707,558
Paychex Inc	16,137	1,188,490
Paycom Software Inc *	2,523	392,099
Pegasystems Inc	1,904	119,190
Pluralsight Inc ‘A’ *	767	24,544
PTC Inc *	5,957	632,574
Pure Storage Inc ‘A’ *	8,354	216,786
RealPage Inc *	3,565	234,933
Red Hat Inc *	8,916	1,215,072
salesforce.com Inc *	35,662	5,671,328
ServiceNow Inc *	8,820	1,725,457
Skyworks Solutions Inc	6,314	572,743
Splunk Inc *	7,375	891,711
SS&C Technologies Holdings Inc	9,769	555,172
Synopsys Inc *	633	62,420
Tableau Software Inc ‘A’ *	3,569	398,800
Take-Two Interactive Software Inc *	3,413	470,960
Teradata Corp *	4,352	164,114
Teradyne Inc	1,574	58,207
Texas Instruments Inc	49,510	5,311,928
The Dun & Bradstreet Corp	817	116,431
The Ultimate Software Group Inc *	1,516	488,440
Tyler Technologies Inc *	1,914	469,045
Veeva Systems Inc ‘A’ *	6,107	664,869
VMware Inc ‘A’ *	3,501	546,366
Workday Inc ‘A’ *	7,292	1,064,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Xilinx Inc	12,960	$1,039,003
Zebra Technologies Corp ‘A’ *	2,685	474,789

		187,089,850

Total Common Stocks (Cost $400,356,802)		700,979,985

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 1000 Growth	67,046	10,457,835

Total Exchange-Traded Fund (Cost $10,106,269)		10,457,835

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $1,526,701; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $1,559,538)	$1,526,648	1,526,648

Total Short-Term Investment (Cost $1,526,648)		1,526,648

TOTAL INVESTMENTS - 100.1% (Cost $411,989,719)		712,964,468

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		3,110

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(384,335)

NET ASSETS - 100.0%		$712,583,243

Notes to Schedule of Investments

(a)	As of September 30, 2018, $80,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index	12/18	5	$755,993	$765,525	$9,532
S&P 500 E-Mini Index	12/18	8	1,174,022	1,167,600	(6,422)

Total Futures Contracts					$3,110

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$700,979,985	$700,979,985	$-	$-
	Exchange-Traded Fund	10,457,835	10,457,835	-	-
	Short-Term Investment	1,526,648	-	1,526,648	-
	Derivatives:
	Equity Contracts
	Futures	9,532	9,532	-	-

	Total Assets	712,974,000	711,447,352	1,526,648	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(6,422)	(6,422)	-	-

	Total Liabilities	(6,422)	(6,422)	-	-

	Total	$712,967,578	$711,440,930	$1,526,648	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 3.2%

Air Products & Chemicals Inc	11,260	$1,880,983
Albemarle Corp	5,509	549,688
Alcoa Corp *	9,578	386,951
Ashland Global Holdings Inc	3,119	261,559
Axalta Coating Systems Ltd *	6,617	192,952
Cabot Corp	3,094	194,056
Celanese Corp	2,553	291,042
CF Industries Holdings Inc	11,950	650,558
Domtar Corp	3,278	171,013
DowDuPont Inc	119,424	7,680,157
Eastman Chemical Co	7,174	686,695
FMC Corp	4,071	354,910
Freeport-McMoRan Inc	74,117	1,031,709
Huntsman Corp	11,134	303,179
International Flavors & Fragrances Inc	2,333	324,567
International Paper Co	18,523	910,406
LyondellBasell Industries NV ‘A’	8,598	881,381
NewMarket Corp	27	10,949
Newmont Mining Corp	27,342	825,728
Nucor Corp	16,298	1,034,108
Olin Corp	8,420	216,226
Platform Specialty Products Corp *	6,166	76,890
PPG Industries Inc	11,680	1,274,638
Praxair Inc	1,572	252,668
Reliance Steel & Aluminum Co	3,595	306,618
Royal Gold Inc	1,967	151,577
RPM International Inc	5,299	344,117
Steel Dynamics Inc	9,837	444,534
The Mosaic Co	17,999	584,608
United States Steel Corp	9,032	275,295
Univar Inc *	4,974	152,503
Valvoline Inc	9,479	203,893
Westlake Chemical Corp	156	12,965
WR Grace & Co	864	61,741

		22,980,864

Communications - 8.6%

ARRIS International PLC *	8,450	219,616
AT&T Inc	373,783	12,551,633
CenturyLink Inc	49,015	1,039,118
Charter Communications Inc ‘A’ *	2,639	859,997
Cisco Systems Inc	241,915	11,769,165
Comcast Corp ‘A’	234,778	8,313,489
CommScope Holding Co Inc *	9,715	298,833
Discovery Inc ‘A’ *	8,103	259,296
Discovery Inc ‘C’ *	17,941	530,695
DISH Network Corp ‘A’ *	11,354	406,019
eBay Inc *	37,571	1,240,594
EchoStar Corp ‘A’ *	2,320	107,578
FireEye Inc *	3,282	55,794
GCI Liberty Inc ‘A’ *	5,150	262,650
John Wiley & Sons Inc ‘A’	2,329	141,137
Juniper Networks Inc	17,723	531,158
Liberty Broadband Corp ‘A’ *	1,371	115,616
Liberty Broadband Corp ‘C’ *	5,282	445,273
Liberty Media Corp-Liberty Formula One ‘A’ *	1,272	45,258
Liberty Media Corp-Liberty Formula One ‘C’ *	10,092	375,321
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,332	188,182
Liberty Media Corp-Liberty SiriusXM ‘C’ *	8,729	379,275
LogMeIn Inc	876	78,052
Motorola Solutions Inc	7,376	959,913
News Corp ‘A’	19,505	257,271
News Corp ‘B’	6,376	86,714
Omnicom Group Inc	3,909	265,890
Sprint Corp *	34,001	222,367
Symantec Corp	31,708	674,746

	Shares	Value
T-Mobile US Inc *	5,455	$382,832
Telephone & Data Systems Inc	5,015	152,606
The Interpublic Group of Cos Inc	17,646	403,564
The Walt Disney Co	21,739	2,542,159
Tribune Media Co ‘A’	4,370	167,939
Twenty-First Century Fox Inc ‘A’	53,638	2,485,049
Twenty-First Century Fox Inc ‘B’	25,238	1,156,405
United States Cellular Corp *	805	36,048
Verizon Communications Inc	212,625	11,352,049
Viacom Inc ‘A’	516	18,860
Viacom Inc ‘B’	18,113	611,495
Zillow Group Inc ‘A’ *	878	38,808
Zillow Group Inc ‘C’ *	1,841	81,464

		62,109,928

Consumer, Cyclical - 7.3%

Adient PLC	4,803	188,806
Advance Auto Parts Inc	2,533	426,380
Alaska Air Group Inc	6,153	423,696
American Airlines Group Inc	21,160	874,543
Aptiv PLC	1,789	150,097
Aramark	12,504	537,922
AutoNation Inc *	2,786	115,758
AutoZone Inc *	175	135,748
Best Buy Co Inc	9,245	733,683
BorgWarner Inc	10,592	453,126
Brunswick Corp	3,999	268,013
Caesars Entertainment Corp *	30,342	311,006
CarMax Inc *	3,593	268,289
Carnival Corp	20,809	1,326,990
Casey’s General Stores Inc	1,871	241,565
Cinemark Holdings Inc	5,465	219,693
Columbia Sportswear Co	1,352	125,831
Copa Holdings SA ‘A’ (Panama)	1,541	123,033
Darden Restaurants Inc	3,148	350,026
Delta Air Lines Inc	24,584	1,421,693
Dick’s Sporting Goods Inc	3,961	140,536
Dolby Laboratories Inc ‘A’	3,276	229,222
Dollar Tree Inc *	9,989	814,603
DR Horton Inc	7,284	307,239
Extended Stay America Inc	3,863	78,148
Foot Locker Inc	5,904	300,986
Ford Motor Co	200,217	1,852,007
General Motors Co	67,174	2,261,749
Genuine Parts Co	7,333	728,900
Harley-Davidson Inc	8,509	385,458
Hasbro Inc	1,270	133,502
HD Supply Holdings Inc *	6,642	284,211
Hyatt Hotels Corp ‘A’	2,115	168,333
International Game Technology PLC	4,788	94,563
JetBlue Airways Corp *	16,340	316,342
KAR Auction Services Inc	425	25,368
Kohl’s Corp	8,567	638,670
L Brands Inc	9,660	292,698
Las Vegas Sands Corp	7,105	421,540
Lear Corp	3,035	440,075
Leggett & Platt Inc	6,687	292,824
Lennar Corp ‘A’	6,697	312,683
Lennar Corp ‘B’	448	17,248
Lions Gate Entertainment Corp ‘A’	2,399	58,512
Lions Gate Entertainment Corp ‘B’	4,475	104,268
LKQ Corp *	13,662	432,676
Macy’s Inc	15,680	544,566
Mattel Inc *	13,737	215,671
McDonald’s Corp	32,191	5,385,232
MGM Resorts International	23,720	662,025
Michael Kors Holdings Ltd *	3,390	232,418
Mohawk Industries Inc *	3,169	555,684
MSC Industrial Direct Co Inc ‘A’	1,212	106,789
Newell Brands Inc	22,475	456,242

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Norwegian Cruise Line Holdings Ltd *	10,282	$590,495
Nu Skin Enterprises Inc ‘A’	1,873	154,373
PACCAR Inc	17,603	1,200,349
Penske Automotive Group Inc	1,758	83,312
PulteGroup Inc	9,066	224,565
PVH Corp	3,928	567,203
Qurate Retail Inc *	21,590	479,514
Ralph Lauren Corp	2,815	387,203
Royal Caribbean Cruises Ltd	8,546	1,110,467
Skechers U.S.A. Inc ‘A’ *	3,374	94,236
Southwest Airlines Co	7,885	492,418
Tapestry Inc	11,866	596,504
Target Corp	27,520	2,427,539
The Gap Inc	10,528	303,733
The Goodyear Tire & Rubber Co	12,363	289,171
The Madison Square Garden Co ‘A’ *	852	268,653
The Michaels Cos Inc *	4,679	75,940
The Scotts Miracle-Gro Co	1,039	81,800
Thor Industries Inc	447	37,414
Tiffany & Co	5,232	674,771
Toll Brothers Inc	3,571	117,950
Under Armour Inc ‘A’ *	2,563	54,387
Under Armour Inc ‘C’ *	2,601	50,615
United Continental Holdings Inc *	12,556	1,118,237
VF Corp	3,822	357,166
Visteon Corp *	556	51,652
Walgreens Boots Alliance Inc	43,398	3,163,714
Walmart Inc	73,354	6,888,674
Watsco Inc	316	56,280
WESCO International Inc *	2,396	147,234
Whirlpool Corp	3,297	391,519
Williams-Sonoma Inc	3,294	216,482
Yum China Holdings Inc (China)	17,368	609,790
Yum! Brands Inc	11,587	1,053,374

		52,403,620

Consumer, Non-Cyclical - 21.0%

Abbott Laboratories	88,025	6,457,514
Acadia Healthcare Co Inc *	4,572	160,934
Aetna Inc	10,463	2,122,420
Agios Pharmaceuticals Inc *	160	12,339
Alexion Pharmaceuticals Inc *	1,872	260,227
Allergan PLC	17,380	3,310,542
Alnylam Pharmaceuticals Inc *	495	43,322
AMERCO *	358	127,681
Amgen Inc	1,950	404,215
Anthem Inc	13,369	3,663,774
Archer-Daniels-Midland Co	28,635	1,439,481
Baxter International Inc	22,799	1,757,575
Becton Dickinson & Co	12,346	3,222,306
Bio-Rad Laboratories Inc ‘A’ *	1,077	337,090
Biogen Inc *	523	184,781
Bluebird Bio Inc *	902	131,692
Booz Allen Hamilton Holding Corp	373	18,512
Boston Scientific Corp *	16,291	627,203
Bright Horizons Family Solutions Inc *	461	54,324
Bristol-Myers Squibb Co	39,271	2,437,944
Bruker Corp	2,985	99,848
Bunge Ltd	7,215	495,743
Campbell Soup Co	2,802	102,637
Cardinal Health Inc	15,938	860,652
Catalent Inc *	5,756	262,186
Centene Corp *	1,210	175,184
Charles River Laboratories International Inc *	686	92,294
Church & Dwight Co Inc	1,888	112,091
Cigna Corp	7,280	1,516,060
Colgate-Palmolive Co	35,598	2,383,286
Conagra Brands Inc	20,253	687,994
CoreLogic Inc *	1,575	77,821

	Shares	Value
Coty Inc ‘A’	23,884	$299,983
CVS Health Corp	52,149	4,105,169
Danaher Corp	31,738	3,448,651
DaVita Inc *	3,136	224,632
DENTSPLY SIRONA Inc	11,108	419,216
Ecolab Inc	7,152	1,121,291
Eli Lilly & Co	18,817	2,019,252
Envision Healthcare Corp *	4,939	225,860
Equifax Inc	4,460	582,342
Euronet Worldwide Inc *	1,251	125,375
Express Scripts Holding Co *	26,435	2,511,589
Flowers Foods Inc	9,451	176,356
General Mills Inc	28,813	1,236,654
Gilead Sciences Inc	16,947	1,308,478
Graham Holdings Co ‘B’	207	119,915
H&R Block Inc	8,813	226,935
HCA Healthcare Inc	4,092	569,279
Henry Schein Inc *	6,698	569,531
Herbalife Nutrition Ltd *	4,560	248,748
Hill-Rom Holdings Inc	1,182	111,581
Hologic Inc *	13,887	569,089
Hormel Foods Corp	13,951	549,669
Humana Inc	357	120,852
IHS Markit Ltd *	19,699	1,062,958
Ingredion Inc	3,695	387,827
Integra LifeSciences Holdings Corp *	838	55,199
IQVIA Holdings Inc *	8,354	1,083,848
Jazz Pharmaceuticals PLC *	242	40,687
Johnson & Johnson	113,157	15,634,903
Kellogg Co	6,341	443,997
Kimberly-Clark Corp	2,332	265,008
Laboratory Corp of America Holdings *	4,923	855,027
Lamb Weston Holdings Inc	7,501	499,567
Macquarie Infrastructure Corp	4,029	185,858
ManpowerGroup Inc	3,366	289,341
McCormick & Co Inc	5,863	772,450
McKesson Corp	9,029	1,197,697
MEDNAX Inc *	4,654	217,156
Medtronic PLC	69,610	6,847,536
Merck & Co Inc	127,720	9,060,457
Molina Healthcare Inc *	484	71,971
Molson Coors Brewing Co ‘B’	8,894	546,981
Mondelez International Inc ‘A’	74,319	3,192,744
Mylan NV *	26,315	963,129
Nielsen Holdings PLC	18,285	505,763
PepsiCo Inc	8,206	917,431
Perrigo Co PLC	6,626	469,121
Pfizer Inc	298,216	13,142,379
Philip Morris International Inc	79,917	6,516,432
Pilgrim’s Pride Corp *	2,692	48,698
Pinnacle Foods Inc	6,077	393,850
Post Holdings Inc *	1,424	139,609
Premier Inc ‘A’ *	1,689	77,322
QIAGEN NV *	11,351	429,976
Quanta Services Inc *	5,453	182,021
Quest Diagnostics Inc	6,954	750,406
Sabre Corp	2,346	61,184
Seaboard Corp	13	48,230
Service Corp International	4,806	212,425
STERIS PLC	4,309	492,950
Teleflex Inc	1,891	503,176
The Clorox Co	867	130,405
The Coca-Cola Co	43,982	2,031,529
The Cooper Cos Inc	2,085	577,858
The Hain Celestial Group Inc *	4,894	132,725
The Hershey Co	600	61,200
The JM Smucker Co	5,647	579,439
The Kraft Heinz Co	30,917	1,703,836
The Kroger Co	40,833	1,188,649
The Procter & Gamble Co	128,096	10,661,430

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
The Western Union Co	16,943	$322,934
Thermo Fisher Scientific Inc	19,408	4,737,105
TreeHouse Foods Inc *	2,785	133,262
Tyson Foods Inc ‘A’	14,911	887,652
United Therapeutics Corp *	2,177	278,395
Universal Health Services Inc ‘B’	4,345	555,465
US Foods Holding Corp *	10,413	320,929
WellCare Health Plans Inc *	183	58,650
West Pharmaceutical Services Inc	2,872	354,606
Worldpay Inc ‘A’ *	14,006	1,418,388
Zimmer Biomet Holdings Inc	10,446	1,373,336

		150,603,226

Diversified - 0.0%

Spectrum Brands Holdings Inc	1,123	83,911

Energy - 10.5%

Anadarko Petroleum Corp	17,536	1,182,102
Andeavor	7,221	1,108,423
Antero Resources Corp *	6,017	106,561
Apache Corp	18,346	874,554
Apergy Corp *	3,849	167,662
Baker Hughes a GE Co	20,923	707,825
Cabot Oil & Gas Corp	6,035	135,908
Centennial Resource Development Inc ‘A’ *	9,361	204,538
Cheniere Energy Inc *	3,719	258,433
Chesapeake Energy Corp *	46,202	207,447
Chevron Corp	97,954	11,977,815
Cimarex Energy Co	4,205	390,813
CNX Resources Corp *	10,988	157,238
Concho Resources Inc *	8,678	1,325,564
ConocoPhillips	60,263	4,664,356
Continental Resources Inc *	2,324	158,683
Devon Energy Corp	26,255	1,048,625
Diamondback Energy Inc	3,728	503,988
Energen Corp *	4,484	386,386
EOG Resources Inc	26,305	3,355,729
EQT Corp	13,561	599,803
Extraction Oil & Gas Inc *	5,252	59,295
Exxon Mobil Corp	217,817	18,518,801
First Solar Inc *	4,105	198,764
Helmerich & Payne Inc	5,445	374,453
Hess Corp	13,584	972,343
HollyFrontier Corp	8,300	580,170
Kinder Morgan Inc	97,320	1,725,484
Kosmos Energy Ltd * (Ghana)	9,855	92,144
Marathon Oil Corp	43,628	1,015,660
Marathon Petroleum Corp	23,040	1,842,509
Murphy Oil Corp	8,350	278,389
Nabors Industries Ltd	16,996	104,695
National Oilwell Varco Inc	19,585	843,722
Newfield Exploration Co *	6,448	185,896
Noble Energy Inc	24,600	767,274
Occidental Petroleum Corp	39,299	3,229,199
ONEOK Inc	12,272	831,919
Parsley Energy Inc ‘A’ *	4,100	119,925
Patterson-UTI Energy Inc	11,337	193,976
PBF Energy Inc ‘A’	6,240	311,438
Phillips 66	21,557	2,429,905
Pioneer Natural Resources Co	3,904	680,038
QEP Resources Inc *	11,630	131,652
Range Resources Corp	10,802	183,526
RPC Inc	1,829	28,313
Schlumberger Ltd	71,129	4,333,179
SM Energy Co	5,490	173,100
Targa Resources Corp	11,531	649,311
The Williams Cos Inc	62,249	1,692,550
Transocean Ltd *	21,838	304,640
Valero Energy Corp	22,071	2,510,576

	Shares	Value
Weatherford International PLC *	50,887	$137,904
Whiting Petroleum Corp *	4,592	243,560
WPX Energy Inc *	20,362	409,683

		75,676,446

Financial - 26.8%

Affiliated Managers Group Inc	2,778	379,808
Aflac Inc	39,185	1,844,438
AGNC Investment Corp REIT	24,698	460,124
Air Lease Corp	4,631	212,470
Alexandria Real Estate Equities Inc REIT	4,998	628,698
Alleghany Corp *	646	421,534
Ally Financial Inc	21,555	570,130
American Campus Communities Inc REIT	6,977	287,173
American Express Co	11,576	1,232,728
American Financial Group Inc	3,684	408,813
American Homes 4 Rent ‘A’ REIT	13,338	291,969
American International Group Inc	39,186	2,086,263
American National Insurance Co	412	53,267
Ameriprise Financial Inc	6,102	901,021
Annaly Capital Management Inc REIT	66,037	675,559
Apartment Investment & Management Co ‘A’ REIT	8,027	354,232
Apple Hospitality REIT Inc	11,476	200,715
Arch Capital Group Ltd *	16,947	505,190
Arthur J Gallagher & Co	9,198	684,699
Aspen Insurance Holdings Ltd (Bermuda)	3,010	125,818
Associated Banc-Corp	8,570	222,820
Assurant Inc	2,668	288,011
Assured Guaranty Ltd	5,310	224,241
Athene Holding Ltd ‘A’ *	8,108	418,859
AvalonBay Communities Inc REIT	7,077	1,281,999
AXA Equitable Holdings Inc	6,920	148,434
Axis Capital Holdings Ltd	3,754	216,643
Bank of America Corp	478,524	14,097,317
Bank of Hawaii Corp	2,132	168,236
Bank OZK	6,157	233,720
BankUnited Inc	5,315	188,151
BB&T Corp	39,948	1,939,076
Berkshire Hathaway Inc ‘B’ *	87,022	18,632,280
BGC Partners Inc ‘A’	13,309	157,312
BlackRock Inc	6,316	2,976,920
BOK Financial Corp	1,353	131,620
Boston Properties Inc REIT	7,901	972,534
Brandywine Realty Trust REIT	9,040	142,109
Brighthouse Financial Inc *	6,118	270,660
Brixmor Property Group Inc REIT	15,436	270,284
Brookfield Property REIT Inc ‘A’	8,003	167,503
Brown & Brown Inc	11,139	329,380
Camden Property Trust REIT	4,554	426,118
Capital One Financial Corp	22,671	2,152,158
Cboe Global Markets Inc	415	39,823
CBRE Group Inc ‘A’ *	8,456	372,910
Chimera Investment Corp REIT	9,448	171,292
Chubb Ltd	23,777	3,177,558
Cincinnati Financial Corp	7,877	605,032
CIT Group Inc	5,940	306,563
Citigroup Inc	129,471	9,288,250
Citizens Financial Group Inc	24,512	945,428
CME Group Inc ‘A’	15,852	2,698,169
CNA Financial Corp	1,486	67,836
Colony Capital Inc REIT	23,630	143,907
Columbia Property Trust Inc REIT	5,873	138,838
Comerica Inc	8,283	747,127
Commerce Bancshares Inc	4,876	321,914
Corporate Office Properties Trust REIT	5,365	160,038
Credit Acceptance Corp *	55	24,094
Crown Castle International Corp REIT	5,212	580,252
CubeSmart REIT	9,679	276,142
Cullen/Frost Bankers Inc	2,933	306,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
CyrusOne Inc REIT	4,993	$316,556
DDR Corp REIT	8,123	108,767
Digital Realty Trust Inc REIT	10,515	1,182,727
Discover Financial Services	9,501	726,351
Douglas Emmett Inc REIT	8,094	305,306
Duke Realty Corp REIT	18,298	519,114
E*TRADE Financial Corp *	10,230	535,950
East West Bancorp Inc	6,852	413,655
Empire State Realty Trust Inc ‘A’ REIT	7,440	123,578
EPR Properties REIT	3,738	255,717
Equity Commonwealth REIT *	6,005	192,700
Equity Residential REIT	18,395	1,218,853
Erie Indemnity Co ‘A’	350	44,636
Essex Property Trust Inc REIT	3,372	831,906
Everest Re Group Ltd	1,257	287,187
Extra Space Storage Inc REIT	813	70,438
Federal Realty Investment Trust REIT	3,704	468,445
Fidelity National Financial Inc	13,535	532,602
Fifth Third Bancorp	34,537	964,273
First American Financial Corp	5,488	283,126
First Citizens BancShares Inc ‘A’	399	180,460
First Hawaiian Inc	5,719	155,328
First Horizon National Corp	16,363	282,425
First Republic Bank	8,206	787,776
FNB Corp	16,096	204,741
Forest City Realty Trust Inc ‘A’ REIT	10,960	274,986
Franklin Resources Inc	15,783	479,961
Gaming & Leisure Properties Inc REIT	6,629	233,672
HCP Inc REIT	24,101	634,338
Healthcare Trust of America Inc ‘A’ REIT	10,543	281,182
Highwoods Properties Inc REIT	5,191	245,327
Hospitality Properties Trust REIT	8,333	240,324
Host Hotels & Resorts Inc REIT	37,530	791,883
Hudson Pacific Properties Inc REIT	6,948	227,339
Huntington Bancshares Inc	56,305	840,071
Interactive Brokers Group Inc ‘A’	336	18,584
Intercontinental Exchange Inc	14,140	1,058,945
Invesco Ltd	20,706	473,753
Invitation Homes Inc REIT	15,379	352,333
Iron Mountain Inc REIT	14,476	499,712
JBG SMITH Properties REIT	5,439	200,318
Jefferies Financial Group Inc	15,239	334,648
Jones Lang LaSalle Inc	2,325	335,544
JPMorgan Chase & Co	171,834	19,389,749
KeyCorp	54,181	1,077,660
Kilroy Realty Corp REIT	4,978	356,873
Kimco Realty Corp REIT	20,817	348,477
Lamar Advertising Co ‘A’ REIT	452	35,166
Lazard Ltd ‘A’	617	29,696
Legg Mason Inc	4,254	132,852
Liberty Property Trust REIT	7,559	319,368
Life Storage Inc REIT	2,222	211,446
Lincoln National Corp	11,191	757,183
Loews Corp	14,420	724,317
M&T Bank Corp	7,432	1,222,861
Markel Corp *	637	757,068
Marsh & McLennan Cos Inc	13,810	1,142,363
Medical Properties Trust Inc REIT	18,771	279,876
Mercury General Corp	1,403	70,374
MetLife Inc	43,555	2,034,890
MFA Financial Inc REIT	23,848	175,283
Mid-America Apartment Communities Inc REIT	5,806	581,645
Morgan Stanley	63,345	2,949,977
Nasdaq Inc	6,000	514,800
National Retail Properties Inc REIT	8,166	366,000
Navient Corp	13,388	180,470
New Residential Investment Corp REIT	17,021	303,314
New York Community Bancorp Inc	24,483	253,889
Northern Trust Corp	7,794	796,001
Old Republic International Corp	14,372	321,645

	Shares	Value
Omega Healthcare Investors Inc REIT	9,201	$301,517
OneMain Holdings Inc *	3,786	127,247
Outfront Media Inc REIT	7,025	140,149
PacWest Bancorp	6,426	306,199
Paramount Group Inc REIT	11,004	166,050
Park Hotels & Resorts Inc REIT	10,232	335,814
People’s United Financial Inc	17,637	301,945
Pinnacle Financial Partners Inc	2,198	132,210
Popular Inc	5,132	263,015
Principal Financial Group Inc	14,498	849,438
Prologis Inc REIT	32,244	2,185,821
Prosperity Bancshares Inc	3,359	232,947
Prudential Financial Inc	21,522	2,180,609
Raymond James Financial Inc	4,738	436,133
Rayonier Inc REIT	6,611	223,518
Realogy Holdings Corp	6,442	132,963
Realty Income Corp REIT	15,014	854,146
Regency Centers Corp REIT	7,788	503,650
Regions Financial Corp	56,838	1,042,977
Reinsurance Group of America Inc	3,307	478,060
RenaissanceRe Holdings Ltd (Bermuda)	1,866	249,260
Retail Properties of America Inc ‘A’ REIT	11,241	137,028
Retail Value Inc REIT *	812	26,544
Santander Consumer USA Holdings Inc	5,164	103,487
Senior Housing Properties Trust REIT	12,057	211,721
Signature Bank	1,039	119,319
Simon Property Group Inc REIT	1,289	227,831
SL Green Realty Corp REIT	4,242	413,722
SLM Corp *	22,352	249,225
Spirit Realty Capital Inc REIT	21,962	177,014
Starwood Property Trust Inc REIT	13,033	280,470
State Street Corp	18,132	1,519,099
Sterling Bancorp	11,307	248,754
STORE Capital Corp REIT	9,662	268,507
Sun Communities Inc REIT	4,233	429,819
SunTrust Banks Inc	23,808	1,590,136
SVB Financial Group *	626	194,580
Synchrony Financial	24,842	772,089
Synovus Financial Corp	5,562	254,684
T Rowe Price Group Inc	851	92,912
TCF Financial Corp	8,267	196,837
Texas Capital Bancshares Inc *	917	75,790
TFS Financial Corp	2,998	45,000
The Allstate Corp	17,830	1,759,821
The Bank of New York Mellon Corp	47,588	2,426,512
The Goldman Sachs Group Inc	18,216	4,084,756
The Hanover Insurance Group Inc	2,171	267,836
The Hartford Financial Services Group Inc	18,315	915,017
The Howard Hughes Corp *	1,188	147,573
The Macerich Co REIT	6,968	385,261
The PNC Financial Services Group Inc	23,892	3,253,851
The Travelers Cos Inc	11,145	1,445,618
Torchmark Corp	5,437	471,334
Two Harbors Investment Corp REIT	13,061	195,001
UDR Inc REIT	13,632	551,142
Umpqua Holdings Corp	11,070	230,256
Uniti Group Inc REIT *	8,513	171,537
Unum Group	10,739	419,573
US Bancorp	79,129	4,178,803
Ventas Inc REIT	18,241	991,946
VEREIT Inc REIT	49,867	362,034
VICI Properties Inc REIT	18,993	410,629
Vornado Realty Trust REIT	8,825	644,225
Voya Financial Inc	7,740	384,446
Webster Financial Corp	4,684	276,169
Weingarten Realty Investors REIT	6,113	181,923
Wells Fargo & Co	223,155	11,729,027
Welltower Inc REIT	19,070	1,226,582
Western Alliance Bancorp *	2,026	115,259
Weyerhaeuser Co REIT	38,809	1,252,366

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
White Mountains Insurance Group Ltd	158	$147,867
Willis Towers Watson PLC	6,749	951,204
Wintrust Financial Corp	2,806	238,342
WP Carey Inc REIT	5,422	348,689
WR Berkley Corp	4,880	390,058
Zions Bancorp	9,715	487,207

		192,721,410

Industrial - 7.8%

3M Co	4,810	1,013,515
Acuity Brands Inc	2,081	327,133
ADT Inc	5,254	49,335
AECOM *	8,198	267,747
AGCO Corp	3,396	206,443
Agilent Technologies Inc	16,539	1,166,661
Allegion PLC	829	75,083
AMETEK Inc	9,492	751,007
AptarGroup Inc	3,179	342,505
Arconic Inc	22,170	487,962
Ardagh Group SA (Luxembourg)	1,261	21,046
Arrow Electronics Inc *	4,470	329,528
Avnet Inc	6,015	269,292
Ball Corp	17,290	760,587
Bemis Co Inc	4,671	227,011
Berry Global Group Inc *	3,356	162,397
Carlisle Cos Inc	2,948	359,066
Caterpillar Inc	2,416	368,416
Clean Harbors Inc *	2,618	187,396
Coherent Inc *	359	61,816
Colfax Corp *	4,548	164,001
Corning Inc	41,117	1,451,430
Crane Co	2,578	253,546
CSX Corp	22,385	1,657,609
Cummins Inc	5,005	731,080
Curtiss-Wright Corp	2,067	284,047
Donaldson Co Inc	513	29,887
Dover Corp	7,512	665,037
Eagle Materials Inc	288	24,549
Eaton Corp PLC	22,419	1,944,400
Emerson Electric Co	9,367	717,325
Energizer Holdings Inc	1,277	74,896
FLIR Systems Inc	6,258	384,679
Flowserve Corp	6,691	365,931
Fluor Corp	7,187	417,565
Fortive Corp	1,310	110,302
Fortune Brands Home & Security Inc	4,324	226,405
Gardner Denver Holdings Inc *	3,645	103,299
Garmin Ltd	5,848	409,652
Gates Industrial Corp PLC *	2,190	42,705
General Dynamics Corp	7,313	1,497,117
General Electric Co	443,548	5,007,657
Genesee & Wyoming Inc ‘A’ *	2,427	220,833
Gentex Corp	4,575	98,180
GrafTech International Ltd	3,316	64,695
Graphic Packaging Holding Co	13,054	182,887
Hexcel Corp	3,594	240,978
Honeywell International Inc	14,502	2,413,133
Hubbell Inc	908	121,282
Huntington Ingalls Industries Inc	324	82,970
IDEX Corp	275	41,432
Ingersoll-Rand PLC	5,830	596,409
ITT Inc	4,493	275,241
Jabil Inc	8,597	232,807
Jacobs Engineering Group Inc	6,540	500,310
Johnson Controls International PLC	47,407	1,659,245
Kansas City Southern	5,258	595,626
Keysight Technologies Inc *	9,595	635,957
Kirby Corp *	3,021	248,477
Knight-Swift Transportation Holdings Inc	6,587	227,120
L3 Technologies Inc	4,011	852,819

	Shares	Value
Lennox International Inc	90	$19,656
Littelfuse Inc	207	40,963
Lockheed Martin Corp	1,109	383,670
Martin Marietta Materials Inc	258	46,943
Masco Corp	5,054	184,976
National Instruments Corp	1,151	55,628
Nordson Corp	195	27,086
Norfolk Southern Corp	14,489	2,615,265
nVent Electric PLC (United Kingdom)	8,268	224,559
Oshkosh Corp	3,778	269,145
Owens Corning	5,619	304,943
Owens-Illinois Inc *	8,214	154,341
Parker-Hannifin Corp	5,565	1,023,570
Pentair PLC (United Kingdom)	7,974	345,673
PerkinElmer Inc	5,640	548,603
Regal Beloit Corp	2,248	185,348
Republic Services Inc	10,557	767,072
Rockwell Collins Inc	7,268	1,020,936
Roper Technologies Inc	4,214	1,248,229
Ryder System Inc	2,632	192,320
Schneider National Inc ‘B’	1,991	49,735
Sealed Air Corp	3,727	149,639
Sensata Technologies Holding PLC *	3,969	196,664
Silgan Holdings Inc	2,560	71,168
Snap-on Inc	2,870	526,932
Sonoco Products Co	5,067	281,219
Stanley Black & Decker Inc	7,913	1,158,780
Stericycle Inc *	4,213	247,219
Teledyne Technologies Inc *	1,808	445,997
Terex Corp	3,496	139,525
Textron Inc	10,718	766,015
The Middleby Corp *	1,159	149,917
The Timken Co	3,399	169,440
Trimble Inc *	12,716	552,637
Trinity Industries Inc	7,544	276,412
Union Pacific Corp	3,122	508,355
United Technologies Corp	38,520	5,385,481
USG Corp *	4,181	181,079
Valmont Industries Inc	1,136	157,336
Vulcan Materials Co	377	41,922
Wabtec Corp	2,819	295,657
Waste Management Inc	3,374	304,875
Waters Corp *	286	55,678
WestRock Co	13,045	697,125
Xylem Inc	4,066	324,751

		56,079,950

Technology - 6.8%

Akamai Technologies Inc *	545	39,867
Amdocs Ltd	7,362	485,745
Analog Devices Inc	15,924	1,472,333
Aspen Technology Inc *	193	21,985
Autodesk Inc *	1,800	280,998
Broadcom Inc	8,867	2,187,755
CA Inc	16,092	710,462
Cerner Corp *	8,974	578,015
Cognizant Technology Solutions Corp ‘A’	2,930	226,050
Conduent Inc *	9,491	213,737
Cypress Semiconductor Corp	5,777	83,709
Dell Technologies Inc ‘V’ *	9,493	921,960
DXC Technology Co	14,462	1,352,486
Fidelity National Information Services Inc	15,454	1,685,568
Genpact Ltd	4,797	146,836
Hewlett Packard Enterprise Co	77,885	1,270,304
HP Inc	82,982	2,138,446
Intel Corp	237,296	11,221,728
International Business Machines Corp	13,249	2,003,381
Leidos Holdings Inc	7,351	508,395
Marvell Technology Group Ltd	20,447	394,627
Micron Technology Inc *	12,883	582,698

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Microsoft Corp	20,703	$2,367,802
NCR Corp *	1,059	30,086
Nuance Communications Inc *	14,714	254,846
NXP Semiconductors NV (Netherlands)	16,703	1,428,107
Oracle Corp	130,042	6,704,966
Pluralsight Inc ‘A’ *	423	13,536
Qorvo Inc *	6,471	497,555
QUALCOMM Inc	76,254	5,492,576
Skyworks Solutions Inc	2,717	246,459
SS&C Technologies Holdings Inc	708	40,236
Synopsys Inc *	6,886	679,028
Take-Two Interactive Software Inc *	2,352	324,552
Teradata Corp *	1,815	68,444
Teradyne Inc	8,217	303,865
The Dun & Bradstreet Corp	1,077	153,483
Western Digital Corp	15,359	899,116
Xerox Corp	11,445	308,786
Zynga Inc ‘A’ *	39,737	159,345

		48,499,873

Utilities - 5.4%

AES Corp	33,853	473,942
Alliant Energy Corp	11,919	507,392
Ameren Corp	12,445	786,773
American Electric Power Co Inc	25,284	1,792,130
American Water Works Co Inc	9,352	822,695
Aqua America Inc	9,150	337,635
Atmos Energy Corp	5,584	524,393
Avangrid Inc	2,976	142,640
CenterPoint Energy Inc	25,261	698,467
CMS Energy Corp	14,458	708,442
Consolidated Edison Inc	15,969	1,216,678
Dominion Energy Inc	33,402	2,347,493
DTE Energy Co	9,269	1,011,526
Duke Energy Corp	36,724	2,938,655
Edison International	16,284	1,102,101
Entergy Corp	9,264	751,588
Evergy Inc	13,874	761,960
Eversource Energy	16,242	997,908
Exelon Corp	49,448	2,158,900
FirstEnergy Corp	25,126	933,933
Hawaiian Electric Industries Inc	5,390	191,830
MDU Resources Group Inc	9,955	255,744
National Fuel Gas Co	4,152	232,761
NextEra Energy Inc	24,240	4,062,624
NiSource Inc	18,391	458,304
NRG Energy Inc	15,612	583,889
OGE Energy Corp	10,205	370,646
PG&E Corp *	26,503	1,219,403
Pinnacle West Capital Corp	5,737	454,256
PPL Corp	35,900	1,050,434
Public Service Enterprise Group Inc	25,838	1,363,988
SCANA Corp	7,469	290,469
Sempra Energy	14,115	1,605,581
The Southern Co	51,895	2,262,622
UGI Corp	8,853	491,164
Vectren Corp	4,262	304,690
Vistra Energy Corp *	20,951	521,261
WEC Energy Group Inc	16,188	1,080,711
Xcel Energy Inc	26,096	1,231,992

		39,047,620

Total Common Stocks (Cost $583,785,993)		700,206,848

	Shares	Value

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 1000 Value	120,203	$15,220,104

Total Exchange-Traded Fund (Cost $14,503,185)		15,220,104

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $2,034,621; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $2,079,384)	$2,034,550	2,034,550

Total Short-Term Investment (Cost $2,034,550)		2,034,550

TOTAL INVESTMENTS - 99.8% (Cost $600,323,728)		717,461,502

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(2,933)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,168,471

NET ASSETS - 100.0%		$718,627,040

Notes to Schedule of Investments

(a)	As of September 30, 2018, $115,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/18	13	$1,892,622	$1,897,350	$4,728
S&P Mid 400 E-Mini Index	12/18	5	1,020,261	1,012,600	(7,661)

Total Futures Contracts					($2,933)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$700,206,848	$700,206,848	$-	$-
	Exchange-Traded Fund	15,220,104	15,220,104	-	-
	Short-Term Investment	2,034,550	-	2,034,550	-
	Derivatives:
	Equity Contracts
	Futures	4,728	4,728	-	-

	Total Assets	717,466,230	715,431,680	2,034,550	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(7,661)	(7,661)	-	-

	Total Liabilities	(7,661)	(7,661)	-	-

	Total	$717,458,569	$715,424,019	$2,034,550	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 3.0%

A Schulman Inc * Ω ±	1,018	$1,944
AdvanSix Inc *	407	13,818
Balchem Corp	1,195	133,947
Century Aluminum Co *	107	1,281
Cleveland-Cliffs Inc *	1,783	22,573
Codexis Inc *	1,917	32,877
Coeur Mining Inc *	1,056	5,628
Compass Minerals International Inc	1,159	77,885
Covia Holdings Corp *	1,181	10,594
Ferro Corp *	3,138	72,864
GCP Applied Technologies Inc *	2,686	71,313
Gold Resource Corp	1,726	8,872
HB Fuller Co	1,405	72,596
Hecla Mining Co	1,339	3,736
Ingevity Corp *	1,579	160,868
Innophos Holdings Inc	109	4,840
Kaiser Aluminum Corp	320	34,899
KMG Chemicals Inc	501	37,856
Koppers Holdings Inc *	560	17,444
Kraton Corp *	1,077	50,781
Kronos Worldwide Inc	840	13,650
Neenah Inc	516	44,531
OMNOVA Solutions Inc *	1,652	16,272
PolyOne Corp	2,815	123,072
Quaker Chemical Corp	486	98,274
Rogers Corp *	359	52,888
Ryerson Holding Corp *	602	6,803
Schweitzer-Mauduit International Inc	209	8,007
Sensient Technologies Corp	839	64,192
Shiloh Industries Inc *	87	957
Tahoe Resources Inc (NYSE) *	5,541	15,459
Tronox Ltd ‘A’	1,639	19,586
United States Lime & Minerals Inc	1	79
Uranium Energy Corp *	6,031	10,373
Valhi Inc	130	296
Verso Corp ‘A’ *	91	3,064

		1,314,119

Communications - 7.1%

1-800-Flowers.com Inc ‘A’ *	290	3,422
8x8 Inc *	3,443	73,164
A10 Networks Inc *	1,788	10,871
Acacia Communications Inc *	147	6,081
Aerohive Networks Inc *	1,144	4,713
Boingo Wireless Inc *	1,533	53,502
CalAmp Corp *	1,272	30,477
Calix Inc *	856	6,934
Cardlytics Inc *	211	5,283
Cargurus Inc *	1,862	103,695
Casa Systems Inc *	912	13,452
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	3,277	12,289
ChannelAdvisor Corp *	865	10,769
Clearfield Inc *	233	3,134
Cogent Communications Holdings Inc	1,560	87,048
eGain Corp *	569	4,609
Endurance International Group Holdings Inc *	2,671	23,505
Entravision Communications Corp ‘A’	489	2,396
ePlus Inc *	499	46,257
Etsy Inc *	4,449	228,590
Extreme Networks Inc *	4,352	23,849
Forrester Research Inc	386	17,717
Gogo Inc *	2,000	10,380
Groupon Inc *	16,430	61,941
GTT Communications Inc *	1,581	68,615

	Shares	Value
HC2 Holdings Inc *	1,492	$9,131
HealthStream Inc *	983	30,483
Hemisphere Media Group Inc *	314	4,380
Houghton Mifflin Harcourt Co *	361	2,527
Imperva Inc *	1,298	60,292
InterDigital Inc	571	45,680
Internap Corp *	723	9,132
Leaf Group Ltd *	457	4,570
Liberty Expedia Holdings Inc ‘A’ *	139	6,539
Liberty Media Corp-Liberty Braves ‘A’ *	361	9,848
Liberty Media Corp-Liberty Braves ‘C’ *	1,367	37,251
Limelight Networks Inc *	4,071	20,436
LiveRamp Holdings Inc *	1,432	70,755
LiveXLive Media Inc *	320	1,254
Loral Space & Communications Inc *	479	21,747
MDC Partners Inc ‘A’ *	2,208	9,163
NETGEAR Inc *	271	17,032
Nexstar Media Group Inc ‘A’	1,669	135,857
NIC Inc	2,459	36,393
Ooma Inc *	630	10,458
ORBCOMM Inc *	2,766	30,039
Overstock.com Inc *	785	21,745
Pandora Media Inc *	9,544	90,763
Perficient Inc *	505	13,458
Plantronics Inc	1,236	74,531
Q2 Holdings Inc *	1,368	82,832
Quantenna Communications Inc *	1,265	23,339
QuinStreet Inc *	1,414	19,188
Quotient Technology Inc *	3,024	46,872
RigNet Inc *	41	834
Shenandoah Telecommunications Co	1,737	67,309
Shutterfly Inc *	1,230	81,045
Shutterstock Inc *	715	39,025
Sinclair Broadcast Group Inc ‘A’	1,283	36,373
Stamps.com Inc *	657	148,613
TechTarget Inc *	759	14,740
Telaria Inc *	566	2,145
The New York Times Co ‘A’	3,987	92,299
The Trade Desk Inc ‘A’ *	1,193	180,036
Travelzoo *	183	2,169
tronc Inc *	654	10,680
TrueCar Inc *	3,470	48,927
Tucows Inc ‘A’ *	360	20,070
Value Line Inc	46	1,145
Viavi Solutions Inc *	2,999	34,009
VirnetX Holding Corp *	1,838	8,547
Vonage Holdings Corp *	8,234	116,593
Web.com Group Inc *	1,392	38,837
World Wrestling Entertainment Inc ‘A’	1,598	154,575
XO Group Inc *	917	31,618
Yelp Inc *	3,020	148,584
Zix Corp *	1,957	10,861
Zscaler Inc *	527	21,491

		3,168,913

Consumer, Cyclical - 14.2%

Allegiant Travel Co	481	60,991
Altra Industrial Motion Corp	1,606	66,328
America’s Car-Mart Inc *	85	6,647
American Eagle Outfitters Inc	5,419	134,554
Asbury Automotive Group Inc *	749	51,494
At Home Group Inc *	1,646	51,898
AV Homes Inc *	115	2,300
Beacon Roofing Supply Inc *	1,883	68,146
Belmond Ltd ‘A’ * (United Kingdom)	457	8,340
Big Lots Inc	349	14,585
BJ’s Restaurants Inc	776	56,027
BJ’s Wholesale Club Holdings Inc *	929	24,879
Bloomin’ Brands Inc	3,121	61,765
Blue Bird Corp *	273	6,689

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Bluegreen Vacations Corp	283	$5,063
BlueLinx Holdings Inc *	336	10,581
BMC Stock Holdings Inc *	121	2,257
Boot Barn Holdings Inc *	1,029	29,234
Boyd Gaming Corp	2,788	94,374
Brinker International Inc	1,255	58,646
Callaway Golf Co	2,376	57,713
Camping World Holdings Inc ‘A’	1,231	26,245
Carrols Restaurant Group Inc *	1,134	16,556
Carvana Co *	1,206	71,263
Castle Brands Inc *	3,221	3,446
Cavco Industries Inc *	319	80,707
Century Communities Inc *	55	1,444
Churchill Downs Inc	438	121,633
Chuy’s Holdings Inc *	518	13,598
Commercial Vehicle Group Inc *	1,190	10,900
Conn’s Inc *	361	12,761
Core-Mark Holding Co Inc	148	5,026
Cracker Barrel Old Country Store Inc	719	105,786
Crocs Inc *	2,556	54,417
Dana Inc	5,038	94,059
Dave & Buster’s Entertainment Inc	1,484	98,270
Deckers Outdoor Corp *	1,124	133,284
Denny’s Corp *	1,710	25,171
Dine Brands Global Inc	368	29,922
Dorman Products Inc *	1,001	76,997
Douglas Dynamics Inc	842	36,964
Duluth Holdings Inc ‘B’ *	307	9,658
Eldorado Resorts Inc *	2,450	119,070
Empire Resorts Inc *	70	651
EnviroStar Inc *	131	5,102
Eros International PLC * (India)	547	6,591
Fiesta Restaurant Group Inc *	723	19,340
FirstCash Inc	1,622	133,004
Five Below Inc *	2,035	264,672
Fossil Group Inc *	388	9,033
Foundation Building Materials Inc *	167	2,082
Fox Factory Holding Corp *	1,344	94,147
Freshpet Inc *	985	36,150
Funko Inc ‘A’ *	395	9,358
G-III Apparel Group Ltd *	465	22,408
Gaia Inc *	262	4,035
GMS Inc *	1,123	26,054
Golden Entertainment Inc *	684	16,423
H&E Equipment Services Inc	944	35,664
Hamilton Beach Brands Holding Co ‘A’	243	5,331
Herman Miller Inc	1,896	72,806
HNI Corp	1,619	71,625
Hooker Furniture Corp	195	6,591
Hovnanian Enterprises Inc ‘A’ *	1,000	1,600
Hudson Ltd ‘A’ *	1,506	33,975
IMAX Corp *	1,999	51,574
Installed Building Products Inc *	832	32,448
Interface Inc	2,026	47,307
iRobot Corp *	994	109,260
Jack in the Box Inc	169	14,167
Johnson Outdoors Inc ‘A’	115	10,694
KB Home	668	15,972
Kimball International Inc ‘B’	1,171	19,614
Kirkland’s Inc *	175	1,766
Knoll Inc	1,704	39,959
La-Z-Boy Inc	732	23,131
LCI Industries	909	75,265
LGI Homes Inc *	703	33,350
Liberty TripAdvisor Holdings Inc ‘A’ *	2,750	40,837
Lindblad Expeditions Holdings Inc *	730	10,855
Lithia Motors Inc ‘A’	524	42,790
Lumber Liquidators Holdings Inc *	865	13,399
M/I Homes Inc *	186	4,451
Malibu Boats Inc ‘A’ *	774	42,353
Marine Products Corp	286	6,547
MarineMax Inc *	444	9,435

	Shares	Value
Marriott Vacations Worldwide Corp	1,205	$134,659
MCBC Holdings Inc *	659	23,645
Meritage Homes Corp *	87	3,471
Meritor Inc *	3,087	59,764
Methode Electronics Inc	648	23,458
Miller Industries Inc	26	699
Mobile Mini Inc	1,470	64,459
Modine Manufacturing Co *	282	4,202
Monarch Casino & Resort Inc *	341	15,498
Movado Group Inc	44	1,844
Nathan’s Famous Inc	107	8,817
National Vision Holdings Inc *	1,811	81,749
Nautilus Inc *	1,062	14,815
Navistar International Corp *	100	3,850
New York & Co Inc *	667	2,575
Noodles & Co *	419	5,070
Ollie’s Bargain Outlet Holdings Inc *	1,853	178,073
Oxford Industries Inc	623	56,195
Papa John’s International Inc	379	19,435
Party City Holdco Inc *	74	1,003
Penn National Gaming Inc *	379	12,477
PetIQ Inc *	364	14,309
PetMed Express Inc	755	24,923
Pinnacle Entertainment Inc *	1,983	66,807
Planet Fitness Inc ‘A’ *	3,298	178,191
Potbelly Corp *	880	10,824
PriceSmart Inc	824	66,703
Purple Innovation Inc *	263	1,525
RCI Hospitality Holdings Inc	257	7,610
Red Rock Resorts Inc ‘A’	2,586	68,917
REV Group Inc	214	3,360
RH *	718	94,065
Roku Inc *	1,614	117,870
Rush Enterprises Inc ‘A’	503	19,773
Rush Enterprises Inc ‘B’	100	3,989
Ruth’s Hospitality Group Inc	1,077	33,979
Sally Beauty Holdings Inc *	1,190	21,884
Scientific Games Corp ‘A’ *	2,082	52,883
Sears Holdings Corp *	205	198
SeaWorld Entertainment Inc *	2,079	65,343
Shake Shack Inc ‘A’ *	935	58,914
SiteOne Landscape Supply Inc *	1,488	112,106
Skyline Champion Corp *	1,074	30,684
Sleep Number Corp *	1,279	47,042
Sonic Corp	719	31,161
Sonos Inc *	289	4,636
Spartan Motors Inc	1,289	19,013
Sportsman’s Warehouse Holdings Inc *	1,296	7,582
Steven Madden Ltd	2,164	114,476
Superior Group of Cos Inc	309	5,877
Systemax Inc	373	12,287
Tailored Brands Inc	1,881	47,382
Taylor Morrison Home Corp ‘A’ *	686	12,375
Tenneco Inc ‘A’	1,541	64,938
Texas Roadhouse Inc	2,528	175,165
The Buckle Inc	222	5,117
The Cheesecake Factory Inc	1,592	85,236
The Children’s Place Inc	601	76,808
Tile Shop Holdings Inc	806	5,763
Tilly’s Inc ‘A’ *	83	1,573
TRI Pointe Group Inc *	294	3,646
UniFirst Corp	77	13,371
Wabash National Corp	576	10,500
William Lyon Homes ‘A’ *	213	3,385
Wingstop Inc	1,001	68,338
Winmark Corp	94	15,604
Winnebago Industries Inc	1,173	38,885
Wolverine World Wide Inc	3,444	134,488
Zumiez Inc *	207	5,454

		6,322,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 32.9%

22nd Century Group Inc *	4,411	$12,395
AAC Holdings Inc *	274	2,091
Abeona Therapeutics Inc *	1,057	13,530
ACADIA Pharmaceuticals Inc *	3,664	76,065
Accelerate Diagnostics Inc *	990	22,720
Acceleron Pharma Inc *	1,194	68,333
Accuray Inc *	2,927	13,171
Achaogen Inc *	1,021	4,074
Aclaris Therapeutics Inc *	827	12,008
Acorda Therapeutics Inc *	213	4,185
Adamas Pharmaceuticals Inc *	424	8,488
Addus HomeCare Corp *	352	24,693
ADMA Biologics Inc *	714	4,434
Aduro Biotech Inc *	2,436	17,905
Aeglea BioTherapeutics Inc *	614	5,876
Aerie Pharmaceuticals Inc *	1,324	81,492
Agenus Inc *	3,143	6,726
Aimmune Therapeutics Inc *	1,638	44,685
Akcea Therapeutics Inc *	482	16,880
Akebia Therapeutics Inc *	1,568	13,845
Akorn Inc *	464	6,023
Albireo Pharma Inc *	77	2,538
Alder Biopharmaceuticals Inc *	1,787	29,754
Aldeyra Therapeutics Inc *	599	8,266
Allakos Inc *	257	11,562
Allena Pharmaceuticals Inc *	439	4,715
Amedisys Inc *	996	124,460
American Public Education Inc *	49	1,619
American Renal Associates Holdings Inc *	446	9,656
Amicus Therapeutics Inc *	7,049	85,222
AMN Healthcare Services Inc *	1,757	96,108
Amneal Pharmaceuticals Inc *	3,237	71,829
Amphastar Pharmaceuticals Inc *	522	10,043
Ampio Pharmaceuticals Inc *	2,996	1,522
AnaptysBio Inc *	702	70,039
ANI Pharmaceuticals Inc *	311	17,584
Antares Pharma Inc *	5,124	17,217
Apellis Pharmaceuticals Inc *	1,367	24,305
Apollo Medical Holdings Inc *	123	2,715
Aptinyx Inc *	412	11,932
Aratana Therapeutics Inc *	847	4,946
Arbutus Biopharma Corp * (Canada)	358	3,383
Arcus Biosciences Inc *	136	1,896
Arena Pharmaceuticals Inc *	1,482	68,202
Arlo Technologies Inc *	206	2,989
ArQule Inc *	3,658	20,704
Array BioPharma Inc *	7,590	115,368
Arrowhead Pharmaceuticals Inc *	3,291	63,088
Arsanis Inc *	123	199
ASGN Inc *	1,891	149,257
Assembly Biosciences Inc *	782	29,043
Assertio Therapeutics Inc *	2,050	12,054
Atara Biotherapeutics Inc *	1,539	63,638
Athenex Inc *	1,589	24,693
Athersys Inc *	4,501	9,452
AtriCure Inc *	1,272	44,558
Atrion Corp	54	37,519
Audentes Therapeutics Inc *	1,115	44,143
AVEO Pharmaceuticals Inc *	2,263	7,491
Avid Bioservices Inc *	1,911	13,109
Avis Budget Group Inc *	2,486	79,900
Avrobio Inc *	189	9,803
AxoGen Inc *	1,260	46,431
B&G Foods Inc	270	7,411
Barrett Business Services Inc	274	18,298
Bellicum Pharmaceuticals Inc *	1,038	6,394
BG Staffing Inc	257	6,990
BioCryst Pharmaceuticals Inc *	3,258	24,859

	Shares	Value
Biohaven Pharmaceutical Holding Co Ltd *	1,046	$39,277
BioScrip Inc *	513	1,590
BioSpecifics Technologies Corp *	202	11,815
BioTelemetry Inc *	1,208	77,856
BioTime Inc *	977	2,296
Blueprint Medicines Corp *	1,539	120,134
BrightView Holdings Inc *	510	8,185
CAI International Inc *	271	6,198
Cal-Maine Foods Inc	475	22,942
Calavo Growers Inc	590	56,994
Calyxt Inc *	231	3,527
Cambium Learning Group Inc *	120	1,421
Cambrex Corp *	530	36,252
Capital Senior Living Corp *	876	8,269
Cara Therapeutics Inc *	951	22,776
Cardiovascular Systems Inc *	1,232	48,220
Cardtronics PLC ‘A’ *	1,215	38,443
Care.com Inc *	735	16,251
CareDx Inc *	1,148	33,120
Career Education Corp *	2,573	38,415
Carriage Services Inc	208	4,482
CASI Pharmaceuticals Inc *	1,707	7,972
Catalyst Pharmaceuticals Inc *	3,755	14,194
Celcuity Inc *	219	6,298
Cellular Biomedicine Group Inc *	286	5,191
Celsius Holdings Inc *	862	3,474
Central Garden & Pet Co *	292	10,524
Central Garden & Pet Co ‘A’ *	1,146	37,978
Cerus Corp *	4,337	31,270
Chegg Inc *	4,026	114,459
ChemoCentryx Inc *	881	11,136
ChromaDex Corp *	1,455	6,242
Cimpress NV * (Netherlands)	821	112,157
Civitas Solutions Inc *	443	6,534
Clearside Biomedical Inc *	1,058	6,507
Clovis Oncology Inc *	1,772	52,044
Coca-Cola Bottling Co Consolidated	175	31,899
Cohbar Inc *	836	3,603
Coherus Biosciences Inc *	1,776	29,304
Collegium Pharmaceutical Inc *	1,110	16,361
CONMED Corp	355	28,123
Corbus Pharmaceuticals Holdings Inc *	1,749	13,205
Corcept Therapeutics Inc *	3,699	51,860
Corium International Inc *	959	9,120
CorVel Corp *	327	19,702
Corvus Pharmaceuticals Inc *	472	4,050
CRA International Inc	82	4,118
Craft Brew Alliance Inc *	454	7,423
Crinetics Pharmaceuticals Inc *	215	6,160
CryoLife Inc *	912	32,102
CTI BioPharma Corp *	1,922	4,152
Cue Biopharma Inc *	668	6,045
Cutera Inc *	517	16,828
Cymabay Therapeutics Inc *	1,703	18,869
Cytokinetics Inc *	1,480	14,578
CytomX Therapeutics Inc *	1,654	30,599
CytoSorbents Corp *	1,068	13,777
Deciphera Pharmaceuticals Inc *	287	11,113
Deluxe Corp	1,781	101,410
Denali Therapeutics Inc *	1,695	36,849
Dermira Inc *	1,322	14,410
Dicerna Pharmaceuticals Inc *	1,680	25,637
Diplomat Pharmacy Inc *	1,721	33,405
Dova Pharmaceuticals Inc *	445	9,332
Durect Corp *	6,148	6,763
Dynavax Technologies Corp *	2,101	26,052
Eagle Pharmaceuticals Inc *	394	27,316
Editas Medicine Inc *	1,728	54,985
elf Beauty Inc *	850	10,820
Eloxx Pharmaceuticals Inc *	810	13,802

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Emergent BioSolutions Inc *	1,656	$109,014
Enanta Pharmaceuticals Inc *	623	53,242
Endo International PLC *	540	9,088
Endocyte Inc *	2,247	39,907
Endologix Inc *	3,277	6,259
Enzo Biochem Inc *	1,495	6,159
Epizyme Inc *	1,454	15,412
Esperion Therapeutics Inc *	867	38,469
Evelo Biosciences Inc *	204	2,485
Everi Holdings Inc *	2,434	22,320
EVERTEC Inc	1,939	46,730
Evo Payments Inc ‘A’ *	475	11,352
Evolus Inc *	201	3,743
Fate Therapeutics Inc *	1,877	30,576
Fennec Pharmaceuticals Inc * (Canada)	423	3,469
FibroGen Inc *	2,783	169,067
Flexion Therapeutics Inc *	1,270	23,762
FONAR Corp *	43	1,071
Fortress Biotech Inc *	1,178	1,885
Forty Seven Inc *	252	3,760
Franklin Covey Co *	370	8,750
G1 Therapeutics Inc *	772	40,368
Genesis Healthcare Inc *	2,437	3,290
GenMark Diagnostics Inc *	1,820	13,377
Genomic Health Inc *	782	54,912
Geron Corp *	6,032	10,616
Glaukos Corp *	1,229	79,762
Global Blood Therapeutics Inc *	1,860	70,680
Globus Medical Inc ‘A’ *	2,715	154,103
GlycoMimetics Inc *	1,273	18,331
Green Dot Corp ‘A’ *	1,802	160,054
GTx Inc *	172	270
Haemonetics Corp *	1,935	221,712
Halozyme Therapeutics Inc *	4,641	84,327
Healthcare Services Group Inc	2,761	112,152
HealthEquity Inc *	2,016	190,331
Heidrick & Struggles International Inc	707	23,932
Helen of Troy Ltd *	79	10,341
Helius Medical Technologies Inc *	521	5,101
Herc Holdings Inc *	910	46,592
Heron Therapeutics Inc *	2,566	81,214
Heska Corp *	252	28,554
HMS Holdings Corp *	2,693	88,357
Homology Medicines Inc *	396	9,053
Horizon Pharma PLC *	6,158	120,574
I3 Verticals Inc ‘A’ *	223	5,125
ICF International Inc	76	5,734
Idera Pharmaceuticals Inc *	768	6,843
Immune Design Corp *	194	669
ImmunoGen Inc *	5,342	50,589
Immunomedics Inc *	4,798	99,942
Innovate Biopharmaceuticals Inc *	701	4,788
Innoviva Inc *	2,566	39,106
Inogen Inc *	657	160,387
Inovio Pharmaceuticals Inc *	3,088	17,169
Insmed Inc *	2,899	58,618
Insperity Inc	1,429	168,551
Inspire Medical Systems Inc *	295	12,414
Insys Therapeutics Inc *	1,002	10,100
Integer Holdings Corp *	850	70,507
Intellia Therapeutics Inc *	1,256	35,947
Inter Parfums Inc	608	39,186
Intercept Pharmaceuticals Inc *	816	103,110
Intersect ENT Inc *	1,122	32,257
Intra-Cellular Therapies Inc *	840	18,228
Intrexon Corp *	2,635	45,375
Invitae Corp *	2,416	40,420
Iovance Biotherapeutics Inc *	3,111	34,999
iRadimed Corp *	133	4,941
iRhythm Technologies Inc *	897	84,910

	Shares	Value
Ironwood Pharmaceuticals Inc *	5,159	$95,235
J&J Snack Foods Corp	559	84,348
John B Sanfilippo & Son Inc	331	23,627
Jounce Therapeutics Inc *	516	3,354
K2M Group Holdings Inc *	1,564	42,807
Kadmon Holdings Inc *	3,707	12,381
Kala Pharmaceuticals Inc *	377	3,721
Karyopharm Therapeutics Inc *	1,657	28,219
Keryx Biopharmaceuticals Inc *	3,607	12,264
Kezar Life Sciences Inc *	158	3,383
Kforce Inc	877	32,975
Kindred Biosciences Inc *	965	13,462
Kiniksa Pharmaceuticals Ltd ‘A’ * (Bermuda)	201	5,125
Korn/Ferry International	2,138	105,275
Kura Oncology Inc *	939	16,432
La Jolla Pharmaceutical Co *	812	16,346
Lancaster Colony Corp	512	76,396
Lantheus Holdings Inc *	1,301	19,450
LeMaitre Vascular Inc	598	23,167
Lexicon Pharmaceuticals Inc *	1,693	18,064
LHC Group Inc *	1,097	112,980
Ligand Pharmaceuticals Inc *	779	213,828
Limoneira Co	140	3,655
LivaNova PLC *	1,434	177,773
Loxo Oncology Inc *	1,005	171,684
Luminex Corp	639	19,368
MacroGenics Inc *	1,486	31,860
Madrigal Pharmaceuticals Inc *	258	55,246
MannKind Corp *	5,318	9,732
Marinus Pharmaceuticals Inc *	1,371	13,710
Marrone Bio Innovations Inc *	1,934	3,539
MediciNova Inc *	1,480	18,485
Medifast Inc	435	96,374
Medpace Holdings Inc *	809	48,467
Meridian Bioscience Inc	1,402	20,890
Merit Medical Systems Inc *	1,984	121,917
Mersana Therapeutics Inc *	470	4,700
MGP Ingredients Inc	442	34,909
MiMedx Group Inc *	3,851	23,799
Minerva Neurosciences Inc *	1,047	13,140
Miragen Therapeutics Inc *	814	4,542
Mirati Therapeutics Inc *	751	35,372
Momenta Pharmaceuticals Inc *	2,857	75,139
MoneyGram International Inc *	98	524
Monro Inc	1,186	82,546
Mustang Bio Inc *	612	3,641
MyoKardia Inc *	1,266	82,543
Myriad Genetics Inc *	2,191	100,786
NanoString Technologies Inc *	746	13,301
Natera Inc *	1,140	27,292
National Beverage Corp *	445	51,896
National Research Corp ‘A’	353	13,626
Natural Health Trends Corp	263	6,123
Natus Medical Inc *	1,224	43,636
Neogen Corp *	1,872	133,904
NeoGenomics Inc *	2,358	36,195
Neos Therapeutics Inc *	831	4,030
Neuronetics Inc *	214	6,861
Nevro Corp *	1,083	61,731
NewLink Genetics Corp *	73	174
Novavax Inc *	5,623	10,571
Novocure Ltd *	2,718	142,423
Nutrisystem Inc	1,120	41,496
NuVasive Inc *	1,914	135,856
Nuvectra Corp *	523	11,496
NxStage Medical Inc *	2,414	67,326
Nymox Pharmaceutical Corp * (Canada)	435	1,070
Ocular Therapeutix Inc *	1,298	8,930
Odonate Therapeutics Inc *	264	5,124

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Omeros Corp *	1,735	$42,351
Optinose Inc *	609	7,570
OraSure Technologies Inc *	2,165	33,449
Organovo Holdings Inc *	3,742	4,303
Orthofix Medical Inc *	503	29,078
OrthoPediatrics Corp *	261	9,563
Ovid therapeutics Inc *	438	2,483
Oxford Immunotec Global PLC *	903	14,656
Pacific Biosciences of California Inc *	4,679	25,313
Pacira Pharmaceuticals Inc *	1,485	72,988
Palatin Technologies Inc *	6,711	6,694
Paratek Pharmaceuticals Inc *	1,201	11,650
Paylocity Holding Corp *	1,081	86,826
Performance Food Group Co *	3,792	126,274
Pfenex Inc *	753	3,848
PFSweb Inc *	579	4,285
Phibro Animal Health Corp ‘A’	716	30,716
Pieris Pharmaceuticals Inc *	1,962	10,987
PolarityTE Inc *	329	6,284
Portola Pharmaceuticals Inc *	2,252	59,971
PRGX Global Inc *	791	6,882
Primo Water Corp *	1,220	22,021
Progenics Pharmaceuticals Inc *	2,806	17,594
Proteostasis Therapeutics Inc *	800	1,928
PTC Therapeutics Inc *	1,685	79,195
Pulse Biosciences Inc *	458	6,499
Puma Biotechnology Inc *	1,104	50,618
Quanterix Corp *	312	6,683
Quidel Corp *	1,241	80,876
Quorum Health Corp *	1,082	6,341
R1 RCM Inc *	3,556	36,129
Ra Pharmaceuticals Inc *	36	651
Radius Health Inc *	1,534	27,305
RadNet Inc *	1,499	22,560
Reata Pharmaceuticals Inc ‘A’ *	696	56,905
Recro Pharma Inc *	657	4,671
REGENXBIO Inc *	1,178	88,939
Reis Inc	328	7,544
Repligen Corp *	1,453	80,583
Replimune Group Inc *	231	3,719
Resources Connection Inc	361	5,993
resTORbio Inc *	23	348
Retrophin Inc *	1,511	43,411
Revance Therapeutics Inc *	1,243	30,889
Revlon Inc ‘A’ *	266	5,932
Rhythm Pharmaceuticals Inc *	565	16,481
Rigel Pharmaceuticals Inc *	5,886	18,894
Rocket Pharmaceuticals Inc *	787	19,376
Rockwell Medical Inc *	1,572	6,634
Rosetta Stone Inc *	105	2,088
RTI Surgical Inc *	450	2,025
Rubius Therapeutics Inc *	376	9,024
Sangamo Therapeutics Inc *	3,775	63,986
Savara Inc *	942	10,513
Scholar Rock Holding Corp *	192	4,944
Select Medical Holdings Corp *	4,032	74,189
Selecta Biosciences Inc *	680	10,574
Senseonics Holdings Inc *	2,502	11,935
Seres Therapeutics Inc *	730	5,541
ServiceSource International Inc *	2,961	8,439
Sienna Biopharmaceuticals Inc *	584	8,655
Sientra Inc *	876	20,919
SIGA Technologies Inc *	1,954	13,463
Solid Biosciences Inc *	453	21,373
Sorrento Therapeutics Inc *	4,062	17,873
Sotheby’s *	1,389	68,325
SP Plus Corp *	254	9,271
Spark Therapeutics Inc *	1,171	63,878
Spectrum Pharmaceuticals Inc *	3,449	57,943
Spero Therapeutics Inc *	18	189

	Shares	Value
Spring Bank Pharmaceuticals Inc *	377	$4,543
STAAR Surgical Co *	1,636	78,528
Stemline Therapeutics Inc *	1,044	17,330
Strategic Education Inc	769	105,376
Supernus Pharmaceuticals Inc *	1,822	91,738
Surface Oncology Inc *	275	3,008
Surgery Partners Inc *	73	1,205
Surmodics Inc *	492	36,728
Syndax Pharmaceuticals Inc *	127	1,026
Syneos Health Inc *	172	8,867
Synergy Pharmaceuticals Inc *	9,261	15,744
Syros Pharmaceuticals Inc *	927	11,041
T2 Biosystems Inc *	964	7,182
Tactile Systems Technology Inc *	655	46,538
Tandem Diabetes Care Inc *	1,898	81,310
Team Inc *	65	1,463
Teladoc Health Inc *	2,495	215,443
Teligent Inc *	1,465	5,787
Tenet Healthcare Corp *	3,116	88,681
TG Therapeutics Inc *	2,241	12,550
The Boston Beer Co Inc ‘A’ *	313	89,987
The Brink’s Co	1,874	130,711
The Chefs’ Warehouse Inc *	821	29,843
The Ensign Group Inc	1,834	69,545
The Hackett Group Inc	845	17,027
The Medicines Co *	2,378	71,126
The Providence Service Corp *	428	28,796
TherapeuticsMD Inc *	6,360	41,722
Theravance Biopharma Inc *	1,628	53,187
Tivity Health Inc *	1,488	47,839
Tocagen Inc *	566	8,824
Tootsie Roll Industries Inc	89	2,603
TransEnterix Inc *	5,898	34,208
Translate Bio Inc *	300	3,000
Travelport Worldwide Ltd	870	14,677
Tricida Inc *	362	11,059
TriNet Group Inc *	1,626	91,576
TrueBlue Inc *	83	2,162
Turning Point Brands Inc	291	12,065
Tyme Technologies Inc *	1,587	4,412
Ultragenyx Pharmaceutical Inc *	1,750	133,595
UNITY Biotechnology Inc *	194	3,160
Unum Therapeutics Inc *	149	1,535
US Physical Therapy Inc	471	55,861
USANA Health Sciences Inc *	480	57,864
Utah Medical Products Inc	103	9,703
Vanda Pharmaceuticals Inc *	1,942	44,569
Varex Imaging Corp *	1,420	40,697
Vector Group Ltd	1,718	23,670
Veracyte Inc *	851	8,127
Verastem Inc *	2,555	18,524
Vericel Corp *	1,393	19,711
Viad Corp	448	26,544
ViewRay Inc *	2,243	20,994
Viking Therapeutics Inc *	1,929	33,603
Vital Therapies Inc *	1,152	317
Voyager Therapeutics Inc *	811	15,344
WaVe Life Sciences Ltd *	666	33,300
WD-40 Co	509	87,599
Weight Watchers International Inc *	1,354	97,474
Willdan Group Inc *	275	9,339
Wright Medical Group NV *	4,630	134,363
Xencor Inc *	1,720	67,028
Xeris Pharmaceuticals Inc *	204	3,586
XOMA Corp *	105	1,845
Zafgen Inc *	796	9,305
ZIOPHARM Oncology Inc *	5,211	16,675
Zogenix Inc *	1,173	58,181
Zomedica Pharmaceuticals Corp *	1,161	2,171

		14,622,595

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Energy - 2.4%

Abraxas Petroleum Corp *	5,454	$12,708
Advanced Emissions Solutions Inc	20	239
Berry Petroleum Corp	204	3,594
Carrizo Oil & Gas Inc *	3,253	81,976
CONSOL Energy Inc *	450	18,365
CVR Energy Inc	571	22,966
Delek US Holdings Inc	2,874	121,944
Denbury Resources Inc *	7,774	48,199
DMC Global Inc	538	21,950
Eclipse Resources Corp *	1,674	1,992
Energy XXI Gulf Coast Inc *	176	1,471
Evolution Petroleum Corp	913	10,089
Goodrich Petroleum Corp *	232	3,257
Independence Contract Drilling Inc *	560	2,766
ION Geophysical Corp *	401	6,236
Isramco Inc *	5	610
Jagged Peak Energy Inc *	2,447	33,842
Keane Group Inc *	1,876	23,206
Key Energy Services Inc *	381	4,359
Laredo Petroleum Inc *	1,797	14,682
Liberty Oilfield Services Inc ‘A’	1,640	35,375
Lilis Energy Inc *	1,535	7,522
Mammoth Energy Services Inc	463	13,473
Matador Resources Co *	3,607	119,211
MRC Global Inc *	1,721	32,303
Murphy USA Inc *	204	17,434
NextDecade Corp *	361	2,040
Northern Oil & Gas Inc *	1,026	4,104
Panhandle Oil & Gas Inc ‘A’	305	5,627
Par Pacific Holdings Inc *	79	1,612
Penn Virginia Corp *	462	37,209
Pioneer Energy Services Corp *	451	1,330
Plug Power Inc *	8,211	15,765
Profire Energy Inc *	861	2,747
ProPetro Holding Corp *	2,686	44,292
Ramaco Resources Inc *	264	1,969
Renewable Energy Group Inc *	119	3,427
Resolute Energy Corp *	43	1,626
Ring Energy Inc *	2,059	20,405
Rosehill Resources Inc *	18	110
Sanchez Energy Corp *	2,583	5,941
Select Energy Services Inc ‘A’ *	389	4,606
Solaris Oilfield Infrastructure Inc ‘A’ *	978	18,474
SRC Energy Inc *	8,997	79,983
Tellurian Inc *	3,067	27,511
TerraForm Power Inc ‘A’	498	5,752
TETRA Technologies Inc *	3,980	17,950
Thermon Group Holdings Inc *	353	9,100
TPI Composites Inc *	550	15,703
US Silica Holdings Inc	1,761	33,160
Vivint Solar Inc *	412	2,142
WildHorse Resource Development Corp *	952	22,505
Zion Oil & Gas Inc *	2,025	2,592

		1,047,451

Financial - 9.5%

Alexander’s Inc REIT	81	27,807
Allegiance Bancshares Inc *	95	3,962
Altisource Portfolio Solutions SA *	23	741
Americold Realty Trust REIT	3,212	80,364
Ameris Bancorp	1,579	72,160
AmTrust Financial Services Inc *	610	8,857
Armada Hoffler Properties Inc REIT	552	8,341
Artisan Partners Asset Management Inc ‘A’	1,800	58,320
Ashford Inc *	32	2,428
Atlantic Capital Bancshares Inc *	674	11,289
Axos Financial Inc *	2,206	75,864
BancFirst Corp	172	10,311

	Shares	Value
Bankwell Financial Group Inc	38	$1,192
Blucora Inc *	1,284	51,681
Blue Hills Bancorp Inc	422	10,170
BrightSphere Investment Group PLC	2,610	32,364
BSB Bancorp Inc *	85	2,771
Cadence BanCorp	909	23,743
Cambridge Bancorp	32	2,880
Capstar Financial Holdings Inc	97	1,620
Carolina Financial Corp	507	19,124
Cass Information Systems Inc	459	29,890
City Holding Co	66	5,069
City Office REIT Inc	241	3,041
Civista Bancshares Inc	129	3,108
Clipper Realty Inc REIT	559	7,563
Cohen & Steers Inc	839	34,072
ConnectOne Bancorp Inc	297	7,054
Consolidated-Tomoka Land Co	44	2,740
Cowen Inc *	548	8,932
Curo Group Holdings Corp *	438	13,241
Cushman & Wakefield PLC *	1,263	21,458
Customers Bancorp Inc *	374	8,800
Diamond Hill Investment Group Inc *	124	20,508
Drive Shack Inc *	2,149	12,808
Eagle Bancorp Inc *	958	48,475
Easterly Government Properties Inc REIT	383	7,419
EastGroup Properties Inc REIT	1,299	124,210
Elevate Credit Inc *	801	6,456
Ellie Mae Inc *	1,274	120,737
Enova International Inc *	1,265	36,432
Enterprise Bancorp Inc	52	1,788
Enterprise Financial Services Corp	298	15,809
Equity Bancshares Inc ‘A’ *	181	7,106
Esquire Financial Holdings Inc *	80	1,997
Essent Group Ltd *	1,821	80,579
Farmers & Merchants Bancorp Inc	272	11,584
FB Financial Corp	231	9,051
FCB Financial Holdings Inc ‘A’ *	1,377	65,270
Federal Agricultural Mortgage Corp ‘C’	105	7,579
Federated Investors Inc ‘B’	2,693	64,955
FedNat Holding Co	243	6,192
First Connecticut Bancorp Inc	113	3,339
First Financial Bankshares Inc	2,432	143,731
First Financial Northwest Inc	42	696
First Foundation Inc *	370	5,779
First Industrial Realty Trust Inc REIT	998	31,337
Focus Financial Partners Inc ‘A’ *	417	19,791
Four Corners Property Trust Inc REIT	1,723	44,264
FRP Holdings Inc *	40	2,484
FS Bancorp Inc	67	3,733
GAMCO Investors Inc ‘A’	34	796
German American Bancorp Inc	201	7,091
Glacier Bancorp Inc	504	21,717
Global Indemnity Ltd (Cayman)	75	2,828
Granite Point Mortgage Trust Inc REIT	320	6,170
Green Bancorp Inc	171	3,779
Greene County Bancorp Inc	93	2,985
Greenhill & Co Inc	648	17,075
Guaranty Bancorp	792	23,522
Hamilton Lane Inc ‘A’	561	24,841
Hanmi Financial Corp	145	3,611
HarborOne Bancorp Inc *	232	4,436
Health Insurance Innovations Inc ‘A’ *	479	29,530
Heritage Commerce Corp	1,373	20,485
Heritage Insurance Holdings Inc	94	1,393
HFF Inc ‘A’ *	1,398	59,387
Hingham Institution for Savings	23	5,056
Home BancShares Inc	1,371	30,025
HomeTrust Bancshares Inc *	207	6,034
Houlihan Lokey Inc	1,252	56,252
Howard Bancorp Inc *	66	1,168

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Independent Bank Corp MA	112	$9,251
Independent Bank Corp MI	242	5,723
Independent Bank Group Inc	214	14,188
Investar Holding Corp	98	2,631
Investment Technology Group Inc	163	3,531
Investors Title Co	15	2,519
James River Group Holdings Ltd	485	20,671
Kearny Financial Corp	1,236	17,119
Kemper Corp	1,157	93,081
Kennedy-Wilson Holdings Inc	2,424	52,116
Kingstone Cos Inc	122	2,318
Kinsale Capital Group Inc	737	47,065
Ladenburg Thalmann Financial Services Inc	3,727	10,063
Lakeland Financial Corp	681	31,653
LegacyTexas Financial Group Inc	713	30,374
LendingTree Inc *	296	68,110
Live Oak Bancshares Inc	512	13,722
Malvern Bancorp Inc *	82	1,964
Marcus & Millichap Inc *	736	25,547
Marlin Business Services Corp	105	3,029
Maui Land & Pineapple Co Inc *	242	3,098
MB Financial Inc	242	11,159
MBIA Inc *	349	3,731
McGrath RentCorp	910	49,568
Merchants Bancorp	182	4,626
Meridian Bancorp Inc	268	4,556
Meta Financial Group Inc	353	29,175
Midland States Bancorp Inc	407	13,065
Moelis & Co ‘A’	1,664	91,187
Monmouth Real Estate Investment Corp REIT	449	7,507
National Bank Holdings Corp ‘A’	364	13,705
National Commerce Corp *	252	10,408
National General Holdings Corp	1,452	38,972
National Health Investors Inc REIT	674	50,948
National Storage Affiliates Trust REIT	185	4,706
Newmark Group Inc ‘A’	884	9,892
NexPoint Residential Trust Inc REIT	34	1,129
NMI Holdings Inc ‘A’ *	1,970	44,620
Old Line Bancshares Inc	37	1,171
On Deck Capital Inc *	1,705	12,907
Origin Bancorp Inc	223	8,396
Pacific Premier Bancorp Inc *	584	21,725
PCSB Financial Corp	108	2,197
Pennsylvania REIT	1,254	11,863
People’s Utah Bancorp	578	19,623
Piper Jaffray Cos	26	1,985
PJT Partners Inc ‘A’	698	36,540
Preferred Bank	532	31,122
Primerica Inc	1,460	176,003
PS Business Parks Inc REIT	511	64,943
Pzena Investment Management Inc ‘A’	706	6,735
QTS Realty Trust Inc ‘A’ REIT	893	38,104
Redfin Corp *	2,802	52,397
Regional Management Corp *	196	5,651
Republic First Bancorp Inc *	394	2,817
RLI Corp	1,249	98,146
Ryman Hospitality Properties Inc REIT	1,668	143,732
Saul Centers Inc REIT	408	22,848
Seacoast Banking Corp of Florida *	302	8,818
ServisFirst Bancshares Inc	1,743	68,238
Siebert Financial Corp *	247	3,619
Silvercrest Asset Management Group Inc ‘A’	322	4,460
Southern First Bancshares Inc *	46	1,808
Southern Missouri Bancorp Inc	27	1,006
State Bank Financial Corp	525	15,844
Sterling Bancorp Inc	435	4,920
Stewart Information Services Corp	39	1,755
Stock Yards Bancorp Inc	191	6,933

	Shares	Value
Tanger Factory Outlet Centers Inc REIT	3,424	$78,341
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,044	106,002
The GEO Group Inc REIT	953	23,977
The Navigators Group Inc	79	5,459
The RMR Group Inc ‘A’	262	24,314
Tompkins Financial Corp	25	2,030
TriCo Bancshares	55	2,124
Trinity Place Holdings Inc *	683	4,159
TriState Capital Holdings Inc *	221	6,100
Triumph Bancorp Inc *	907	34,647
Trupanion Inc *	922	32,943
UMH Properties Inc REIT	1,094	17,110
Union Bankshares Inc	130	6,910
United Community Banks Inc	279	7,781
United Insurance Holdings Corp	605	13,540
Universal Health Realty Income Trust REIT	444	33,038
Universal Insurance Holdings Inc	1,183	57,435
Urban Edge Properties REIT	694	15,324
Veritex Holdings Inc *	259	7,319
Virtus Investment Partners Inc	38	4,323
WageWorks Inc *	1,479	63,227
Walker & Dunlop Inc	136	7,192
Washington Trust Bancorp Inc	175	9,677
Waterstone Financial Inc	84	1,441
West Bancorporation Inc	137	3,220
Westwood Holdings Group Inc	313	16,195
WisdomTree Investments Inc	4,073	34,539
WSFS Financial Corp	288	13,579

		4,238,226

Industrial - 15.3%

AAON Inc	1,537	58,099
Actuant Corp ‘A’	1,115	31,109
Advanced Disposal Services Inc *	2,552	69,108
Advanced Drainage Systems Inc	1,349	41,684
Aerojet Rocketdyne Holdings Inc *	2,605	88,544
Aerovironment Inc *	790	88,614
Air Transport Services Group Inc *	2,207	47,384
Alamo Group Inc	317	29,040
Alarm.com Holdings Inc *	1,149	65,953
Albany International Corp ‘A’	1,070	85,065
Allied Motion Technologies Inc	261	14,206
Ambarella Inc *	484	18,721
American Woodmark Corp *	535	41,971
Apogee Enterprises Inc	895	36,981
Applied Industrial Technologies Inc	1,424	111,428
Applied Optoelectronics Inc *	544	13,415
ArcBest Corp	120	5,826
Astec Industries Inc	420	21,172
Astronics Corp *	805	35,018
Atkore International Group Inc *	1,454	38,575
Axon Enterprise Inc *	2,141	146,509
AZZ Inc	318	16,059
Badger Meter Inc	1,084	57,398
Barnes Group Inc	240	17,047
Boise Cascade Co	1,354	49,827
Builders FirstSource Inc *	4,206	61,744
Cactus Inc ‘A’ *	1,393	53,324
Casella Waste Systems Inc ‘A’ *	275	8,542
Chart Industries Inc *	506	39,635
Chase Corp	274	32,921
Columbus McKinnon Corp	510	20,165
Comfort Systems USA Inc	1,365	76,986
Continental Building Products Inc *	1,385	52,007
Control4 Corp *	414	14,213
Covanta Holding Corp	4,394	71,403
CryoPort Inc *	939	12,029
CSW Industrials Inc *	590	31,683
Cubic Corp	695	50,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
DXP Enterprises Inc *	456	$18,272
Dycom Industries Inc *	1,125	95,175
Eastman Kodak Co *	503	1,559
Echo Global Logistics Inc *	1,000	30,950
EMCOR Group Inc	1,629	122,354
Energous Corp *	883	8,936
Energy Recovery Inc *	1,294	11,581
EnerSys	1,028	89,570
EnPro Industries Inc	83	6,053
Evoqua Water Technologies Corp *	2,871	51,046
Exponent Inc	1,929	103,394
FARO Technologies Inc *	602	38,739
Federal Signal Corp	2,122	56,827
Fitbit Inc ‘A’ *	1,723	9,218
Fluidigm Corp *	949	7,108
Forterra Inc *	667	4,976
Forward Air Corp	1,096	78,583
Franklin Electric Co Inc	1,641	77,537
Generac Holdings Inc *	2,263	127,656
General Finance Corp *	182	2,903
Global Brass & Copper Holdings Inc	768	28,339
GoPro Inc ‘A’ *	4,287	30,866
Granite Construction Inc	1,291	58,999
Greif Inc ‘A’	85	4,561
Greif Inc ‘B’	22	1,268
Griffon Corp	69	1,114
Harsco Corp *	2,994	85,479
Heartland Express Inc	1,797	35,455
Heritage-Crystal Clean Inc *	37	790
Hillenbrand Inc	2,343	122,539
Hub Group Inc ‘A’ *	790	36,024
Ichor Holdings Ltd *	893	18,235
II-VI Inc *	2,303	108,932
Insteel Industries Inc	634	22,748
IntriCon Corp *	229	12,870
Iteris Inc *	913	4,912
Itron Inc *	1,264	81,149
JELD-WEN Holding Inc *	2,575	63,500
John Bean Technologies Corp	1,166	139,104
Kadant Inc	414	44,650
Kaman Corp	1,029	68,717
KapStone Paper & Packaging Corp	3,271	110,920
Kennametal Inc	1,866	81,283
Kratos Defense & Security Solutions Inc *	1,172	17,322
Lawson Products Inc *	64	2,170
Lindsay Corp	406	40,697
Louisiana-Pacific Corp	797	21,113
Lydall Inc *	103	4,439
Manitex International Inc *	426	4,486
Marten Transport Ltd	670	14,104
Masonite International Corp *	971	62,241
MasTec Inc *	2,415	107,830
Matson Inc	716	28,382
Mesa Laboratories Inc	126	23,388
Milacron Holdings Corp *	290	5,873
Mistras Group Inc *	523	11,333
Moog Inc ‘A’	103	8,855
MSA Safety Inc	1,274	135,605
Mueller Industries Inc	2,111	61,177
Mueller Water Products Inc ‘A’	3,515	40,458
Myers Industries Inc	1,312	30,504
MYR Group Inc *	610	19,910
Napco Security Technologies Inc *	435	6,503
National Presto Industries Inc	17	2,204
NCI Building Systems Inc *	1,614	24,452
nLight Inc *	262	5,819
Novanta Inc *	1,221	83,516
NV5 Global Inc *	349	30,258
NVE Corp	167	17,682
Omega Flex Inc	104	7,401

	Shares	Value
Orion Group Holdings Inc *	477	$3,601
OSI Systems Inc *	238	18,162
PAM Transportation Services Inc *	57	3,710
Park Electrochemical Corp	423	8,244
Patrick Industries Inc *	886	52,451
PGT Innovations Inc *	1,845	39,852
Primoris Services Corp	1,084	26,905
Proto Labs Inc *	1,010	163,367
Pure Cycle Corp *	338	3,904
Raven Industries Inc	1,335	61,076
RBC Bearings Inc *	893	134,271
Rexnord Corp *	456	14,045
Saia Inc *	955	73,010
ShotSpotter Inc *	272	16,671
Simpson Manufacturing Co Inc	1,544	111,878
Sparton Corp *	173	2,496
SPX Corp *	1,336	44,502
Standex International Corp	379	39,511
Sterling Construction Co Inc *	221	3,165
Stoneridge Inc *	927	27,550
Sturm Ruger & Co Inc	626	43,225
Summit Materials Inc ‘A’ *	4,180	75,992
Sun Hydraulics Corp	1,064	58,286
SunPower Corp *	803	5,862
Tennant Co	676	51,342
Tetra Tech Inc	1,936	132,229
The Gorman-Rupp Co	146	5,329
TopBuild Corp *	1,320	75,002
Trex Co Inc *	2,202	169,510
Trinseo SA	1,104	86,443
Turtle Beach Corp *	295	5,882
Universal Forest Products Inc	1,981	69,989
Universal Logistics Holdings Inc	309	11,371
US Concrete Inc *	611	28,014
US Ecology Inc	819	60,401
US Xpress Enterprises Inc ‘A’ *	442	6,100
USA Truck Inc *	278	5,624
Vicor Corp *	594	27,324
Vishay Precision Group Inc *	290	10,846
VSE Corp	44	1,458
Watts Water Technologies Inc ‘A’	590	48,970
Werner Enterprises Inc	815	28,810
Willscot Corp *	901	15,452
Woodward Inc	1,999	161,639
Worthington Industries Inc	1,426	61,831
YRC Worldwide Inc *	256	2,299
ZAGG Inc *	1,034	15,252

		6,789,641

Technology - 13.5%

3D Systems Corp *	211	3,988
ACI Worldwide Inc *	4,048	113,911
ACM Research Inc ‘A’ *	303	3,354
Adesto Technologies Corp *	680	4,046
Advanced Energy Industries Inc *	1,457	75,254
Agilysys Inc *	269	4,385
Allscripts Healthcare Solutions Inc *	849	12,098
Altair Engineering Inc ‘A’ *	1,127	48,968
Alteryx Inc ‘A’ *	1,059	60,585
Amber Road Inc *	936	9,004
American Software Inc ‘A’	587	7,120
Appfolio Inc ‘A’ *	559	43,826
Apptio Inc ‘A’ *	1,274	47,087
Aquantia Corp *	800	10,232
Asure Software Inc *	373	4,633
Avalara Inc *	271	9,466
Avid Technology Inc *	837	4,963
Benefitfocus Inc *	837	33,857
Blackbaud Inc	1,799	182,563
Blackline Inc *	1,340	75,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Bottomline Technologies de Inc *	1,504	$109,356
Box Inc ‘A’ *	4,602	110,034
Brightcove Inc *	1,230	10,332
Brooks Automation Inc	2,588	90,658
Cabot Microelectronics Corp	948	97,805
Carbon Black Inc *	309	6,545
Carbonite Inc *	1,169	41,675
Castlight Health Inc ‘B’ *	2,860	7,722
CEVA Inc *	768	22,080
Cirrus Logic Inc *	114	4,400
Cision Ltd *	2,011	33,785
Cloudera Inc *	3,851	67,970
Cohu Inc	170	4,267
CommVault Systems Inc *	1,467	102,690
Computer Programs & Systems Inc	210	5,639
ConvergeOne Holdings Inc	747	6,955
Cornerstone OnDemand Inc *	2,024	114,862
Coupa Software Inc *	1,983	156,855
Cray Inc *	263	5,655
CSG Systems International Inc	1,043	41,866
Digimarc Corp *	414	13,020
Diodes Inc *	359	11,951
Domo Inc ‘B’ *	248	5,320
Donnelley Financial Solutions Inc *	621	11,128
Ebix Inc	899	71,156
Entegris Inc	5,288	153,088
Envestnet Inc *	1,648	100,446
Everbridge Inc *	989	57,006
Evolent Health Inc ‘A’ *	606	17,210
Exela Technologies Inc *	1,424	10,153
ExlService Holdings Inc *	1,246	82,485
Five9 Inc *	2,147	93,802
ForeScout Technologies Inc *	1,092	41,234
FormFactor Inc *	230	3,163
Glu Mobile Inc *	4,153	30,940
Hortonworks Inc *	2,602	59,352
HubSpot Inc *	1,352	204,084
Immersion Corp *	964	10,189
Impinj Inc *	609	15,115
Information Services Group Inc *	742	3,547
InnerWorkings Inc *	165	1,307
Inovalon Holdings Inc ‘A’ *	2,636	26,492
Inphi Corp *	1,644	62,439
Insight Enterprises Inc *	495	26,775
Instructure Inc *	1,186	41,984
Integrated Device Technology Inc *	4,829	227,011
j2 Global Inc	1,745	144,573
Kopin Corp *	1,975	4,780
Lattice Semiconductor Corp *	4,295	34,360
LivePerson Inc *	2,135	55,403
Lumentum Holdings Inc *	2,335	139,983
Majesco *	220	1,661
MAXIMUS Inc	2,383	155,038
MaxLinear Inc *	2,370	47,116
Medidata Solutions Inc *	2,152	157,763
Mercury Systems Inc *	893	49,401
MINDBODY Inc ‘A’ *	1,628	66,178
Mitek Systems Inc *	1,156	8,150
MobileIron Inc *	2,703	14,326
Model N Inc *	977	15,485
Monotype Imaging Holdings Inc	699	14,120
Nanometrics Inc *	854	32,042
New Relic Inc *	1,652	155,668
NextGen Healthcare Inc *	1,299	26,084
Omnicell Inc *	1,456	104,686
OneSpan Inc *	1,198	22,822
PAR Technology Corp *	352	7,821
Park City Group Inc *	452	4,565
PDF Solutions Inc *	99	894
Pitney Bowes Inc	3,591	25,424

	Shares	Value
PlayAGS Inc *	817	$24,077
Power Integrations Inc	1,066	67,371
Progress Software Corp	1,691	59,675
PROS Holdings Inc *	1,162	40,693
QAD Inc ‘A’	388	21,980
Qualys Inc *	1,257	111,999
Rapid7 Inc *	1,362	50,285
Remark Holdings Inc *	1,055	3,365
Rimini Street Inc *	343	2,164
Rudolph Technologies Inc *	1,196	29,242
SailPoint Technologies Holding Inc *	1,985	67,530
Science Applications International Corp	1,579	127,267
Semtech Corp *	2,228	123,877
SendGrid Inc *	1,077	39,623
Silicon Laboratories Inc *	1,600	146,880
Simulations Plus Inc	395	7,979
SMART Global Holdings Inc *	376	10,806
SPS Commerce Inc *	638	63,315
Synaptics Inc *	126	5,748
Syntel Inc *	1,234	50,569
Tabula Rasa HealthCare Inc *	654	53,098
Telenav Inc *	541	2,732
Tenable Holdings Inc *	393	15,280
TTEC Holdings Inc	554	14,349
Unisys Corp *	1,259	25,684
Upland Software Inc *	592	19,128
USA Technologies Inc *	1,956	14,083
Varonis Systems Inc *	1,050	76,912
Veritone Inc *	272	2,837
Virtusa Corp *	1,067	57,309
Vocera Communications Inc *	1,111	40,640
Vuzix Corp *	801	5,247
Wesco Aircraft Holdings Inc *	561	6,311
Workiva Inc *	1,049	41,436
Xcerra Corp *	1,803	25,729
Xperi Corp	402	5,970
Yext Inc *	3,026	71,716

		5,997,807

Utilities - 0.4%

American States Water Co	928	56,738
California Water Service Group	161	6,907
Chesapeake Utilities Corp	60	5,034
Global Water Resources Inc	407	4,310
Middlesex Water Co	529	25,614
New Jersey Resources Corp	234	10,787
SJW Group	423	25,867
South Jersey Industries Inc	495	17,459
Spark Energy Inc ‘A’	365	3,011
The York Water Co	431	13,102

		168,829

Total Common Stocks (Cost $34,844,733)		43,669,802

EXCHANGE-TRADED FUND - 1.1%

iShares Russell 2000 Growth	2,226	478,768

Total Exchange-Traded Fund (Cost $469,587)		478,768

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $249,345; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $257,448)	$249,336	$249,336

Total Short-Term Investment (Cost $249,336)		249,336

TOTAL INVESTMENTS - 100.0% (Cost $35,563,656)		44,397,906

DERIVATIVES - (0.0%)
(See Note (c) through in Notes to Schedule of Investments)		(3,242)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(3,670)

NET ASSETS - 100.0%		$44,390,994

Notes to Schedule of Investments

(a)

An investment with a value of $1,944 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of September 30, 2018, $11,000 in cash was segregated with the broker(s) / custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/18	3	$258,362	$255,120	($3,242)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,314,119	$1,312,175	$-	$1,944
	Communications	3,168,913	3,168,913	-	-
	Consumer, Cyclical	6,322,221	6,322,221	-	-
	Consumer, Non-Cyclical	14,622,595	14,622,595	-	-
	Energy	1,047,451	1,047,451	-	-
	Financial	4,238,226	4,238,226	-	-
	Industrial	6,789,641	6,789,641	-	-
	Technology	5,997,807	5,997,807	-	-
	Utilities	168,829	168,829	-	-

	Total Common Stocks	43,669,802	43,667,858	-	1,944

	Exchange-Traded Fund	478,768	478,768	-	-
	Short-Term Investment	249,336	-	249,336	-

	Total Assets	44,397,906	44,146,626	249,336	1,944

Liabilities	Derivatives:
	Equity Contracts
	Futures	(3,242)	(3,242)	-	-

	Total Liabilities	(3,242)	(3,242)	-	-

	Total	$44,394,664	$44,143,384	$249,336	$1,944

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Basic Materials - 3.5%

AdvanSix Inc *	1,704	$57,851
AgroFresh Solutions Inc *	2,673	16,653
AK Steel Holding Corp *	26,576	130,222
Allegheny Technologies Inc *	10,647	314,619
American Vanguard Corp	2,459	44,262
Carpenter Technology Corp	3,960	233,442
Century Aluminum Co *	4,022	48,143
Clearwater Paper Corp *	1,343	39,887
Cleveland-Cliffs Inc *	21,279	269,392
Coeur Mining Inc *	13,442	71,646
Commercial Metals Co	9,874	202,614
Compass Minerals International Inc	230	15,456
Energy Fuels Inc *	6,953	22,806
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	14,991	-
Gold Resource Corp	582	2,991
Hawkins Inc	818	33,906
HB Fuller Co	1,085	56,062
Hecla Mining Co	35,215	98,250
Innophos Holdings Inc	1,435	63,714
Innospec Inc	2,054	157,645
Intrepid Potash Inc *	8,040	28,864
Kaiser Aluminum Corp	674	73,506
KMG Chemicals Inc	121	9,143
Koppers Holdings Inc *	497	15,482
Kraton Corp *	222	10,467
Landec Corp *	2,265	32,616
Materion Corp	1,717	103,879
Minerals Technologies Inc	2,996	202,530
Neenah Inc	249	21,489
Oil-Dri Corp of America	403	15,540
PH Glatfelter Co	3,722	71,127
PolyOne Corp	364	15,914
PQ Group Holdings Inc *	3,120	54,506
Rayonier Advanced Materials Inc	4,298	79,212
Rogers Corp *	743	109,459
Schnitzer Steel Industries Inc ‘A’	2,244	60,700
Schweitzer-Mauduit International Inc	2,132	81,677
Sensient Technologies Corp	1,708	130,679
Shiloh Industries Inc *	1,060	11,660
Stepan Co	1,712	148,961
Tahoe Resources Inc (NYSE) *	14,053	39,208
Tronox Ltd ‘A’	4,314	51,552
United States Lime & Minerals Inc	161	12,711
Universal Stainless & Alloy Products Inc *	708	18,061
Valhi Inc	2,129	4,854
Verso Corp ‘A’ *	2,719	91,549

		3,374,907

Communications - 5.2%

1-800-Flowers.com Inc ‘A’ *	1,663	19,623
Acacia Communications Inc *	2,012	83,236
ADTRAN Inc	4,099	72,347
ATN International Inc	892	65,901
Beasley Broadcast Group Inc ‘A’	446	3,077
Boston Omaha Corp ‘A’ *	426	12,737
Calix Inc *	1,812	14,677
Cars.com Inc *	5,968	164,776
Casa Systems Inc *	247	3,643
ChannelAdvisor Corp *	136	1,693
Ciena Corp *	12,167	380,097
Cincinnati Bell Inc *	3,914	62,428
Clear Channel Outdoor Holdings Inc ‘A’ *	3,313	19,712
Clearfield Inc *	308	4,143
Comtech Telecommunications Corp	1,966	71,307
Consolidated Communications Holdings Inc	5,986	78,057

	Shares	Value
DASAN Zhone Solutions Inc *	461	$6,542
eGain Corp *	208	1,685
Entercom Communications Corp ‘A’	10,936	86,394
Entravision Communications Corp ‘A’	4,454	21,825
Finisar Corp *	9,945	189,452
Fluent Inc *	2,826	6,076
Frontier Communications Corp *	8,824	57,268
Fusion Connect Inc *	1,521	3,909
Gannett Co Inc	9,699	97,087
Gray Television Inc *	6,810	119,175
Harmonic Inc *	7,177	39,474
Hemisphere Media Group Inc *	778	10,853
Houghton Mifflin Harcourt Co *	8,062	56,434
Infinera Corp *	12,758	93,133
Intelsat SA *	3,867	116,010
InterDigital Inc	1,647	131,760
Iridium Communications Inc *	8,112	182,520
KVH Industries Inc *	1,415	18,537
Lands’ End Inc *	898	15,760
Leaf Group Ltd *	359	3,590
Liberty Expedia Holdings Inc ‘A’ *	4,302	202,366
Liberty Latin America Ltd ‘A’ * (Chile)	3,710	77,316
Liberty Latin America Ltd ‘C’ * (Chile)	9,615	198,357
Liquidity Services Inc *	2,319	14,726
LiveRamp Holdings Inc *	3,260	161,077
Maxar Technologies Ltd	4,790	158,405
Meredith Corp	3,338	170,405
MSG Networks Inc ‘A’ *	5,010	129,258
NeoPhotonics Corp *	2,942	24,419
NETGEAR Inc *	2,037	128,025
New Media Investment Group Inc	5,066	79,486
NII Holdings Inc *	7,539	44,179
Oclaro Inc *	14,385	128,602
pdvWireless Inc *	765	25,934
Perficient Inc *	1,795	47,837
Preformed Line Products Co	249	17,500
Ribbon Communications Inc *	4,592	31,363
RigNet Inc *	1,102	22,426
Saga Communications Inc ‘A’	346	12,508
Scholastic Corp	2,405	112,289
Sinclair Broadcast Group Inc ‘A’	3,292	93,328
Spok Holdings Inc	1,610	24,794
TEGNA Inc	18,345	219,406
Telaria Inc *	2,420	9,172
The EW Scripps Co ‘A’	3,921	64,697
The Meet Group Inc *	5,938	29,393
The New York Times Co ‘A’	2,090	48,384
Value Line Inc	28	697
ViaSat Inc *	4,708	301,077
Viavi Solutions Inc *	12,325	139,766
Web.com Group Inc *	288	8,035
WideOpenWest Inc *	2,439	27,341
Windstream Holdings Inc *	3,597	17,625

		5,085,131

Consumer, Cyclical - 10.7%

Abercrombie & Fitch Co ‘A’	5,819	122,897
Acushnet Holdings Corp	2,929	80,342
Altra Industrial Motion Corp	1,431	59,100
AMC Entertainment Holdings Inc ‘A’	4,451	91,245
America’s Car-Mart Inc *	336	26,275
American Axle & Manufacturing Holdings Inc *	9,433	164,512
American Eagle Outfitters Inc	1,363	33,843
Anixter International Inc *	2,496	175,469
Ascena Retail Group Inc *	14,795	67,613
AV Homes Inc *	759	15,180
Barnes & Noble Education Inc *	3,103	17,873
Barnes & Noble Inc	4,959	28,762
Bassett Furniture Industries Inc	820	17,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
BBX Capital Corp	5,595	$41,515
Beacon Roofing Supply Inc *	1,496	54,140
Beazer Homes USA Inc *	2,627	27,584
Bed Bath & Beyond Inc	11,392	170,880
Belmond Ltd ‘A’ * (United Kingdom)	6,593	120,322
Big 5 Sporting Goods Corp	1,813	9,246
Big Lots Inc	2,596	108,487
Biglari Holdings Inc ‘A’ *	9	8,298
Biglari Holdings Inc ‘B’ *	78	14,145
BJ’s Wholesale Club Holdings Inc *	1,569	42,018
Blue Bird Corp *	615	15,068
BMC Stock Holdings Inc *	5,419	101,064
Bojangles’ Inc *	1,464	22,985
Boyd Gaming Corp	630	21,326
Brinker International Inc	911	42,571
Caleres Inc	3,598	129,024
Callaway Golf Co	2,653	64,441
Cannae Holdings Inc *	5,833	122,201
Carrols Restaurant Group Inc *	441	6,439
Century Casinos Inc *	2,293	17,106
Century Communities Inc *	2,032	53,340
Chico’s FAS Inc	10,943	94,876
Chuy’s Holdings Inc *	276	7,245
Citi Trends Inc	1,088	31,302
Clarus Corp	1,838	20,310
CompX International Inc	180	2,448
Conn’s Inc *	864	30,542
Cooper Tire & Rubber Co	4,282	121,181
Cooper-Standard Holdings Inc *	1,499	179,850
Core-Mark Holding Co Inc	3,576	121,441
Culp Inc	976	23,619
Daktronics Inc	3,010	23,598
Dana Inc	965	18,017
Del Frisco’s Restaurant Group Inc *	2,759	22,900
Del Taco Restaurants Inc *	2,672	31,556
Denny’s Corp *	1,283	18,886
Dillard’s Inc ‘A’	984	75,119
Dine Brands Global Inc	573	46,591
DSW Inc ‘A’	5,854	198,334
El Pollo Loco Holdings Inc *	1,806	22,665
Empire Resorts Inc *	135	1,256
Eros International PLC * (India)	1,552	18,702
Escalade Inc	979	12,580
Essendant Inc	3,162	40,537
Ethan Allen Interiors Inc	1,976	41,002
Express Inc *	6,116	67,643
EZCORP Inc ‘A’ *	4,267	45,657
Fiesta Restaurant Group Inc *	408	10,914
Flexsteel Industries Inc	621	18,469
Fossil Group Inc *	3,022	70,352
Foundation Building Materials Inc *	916	11,423
Francesca’s Holdings Corp *	2,942	10,915
G-III Apparel Group Ltd *	2,627	126,595
Gaia Inc *	344	5,298
GameStop Corp ‘A’	8,554	130,620
Genesco Inc *	1,660	78,186
Gentherm Inc *	3,132	142,349
GMS Inc *	168	3,898
GNC Holdings Inc ‘A’ *	6,992	28,947
Green Brick Partners Inc *	1,946	19,655
Group 1 Automotive Inc	1,620	105,138
Guess? Inc	4,926	111,328
H&E Equipment Services Inc	597	22,555
Haverty Furniture Cos Inc	1,563	34,542
Hawaiian Holdings Inc	4,260	170,826
Herman Miller Inc	722	27,725
Hibbett Sports Inc *	1,599	30,061
Hooker Furniture Corp	542	18,320
Hovnanian Enterprises Inc ‘A’ *	8,525	13,640
Interface Inc	532	12,422

	Shares	Value
International Speedway Corp ‘A’	2,072	$90,754
J Alexander’s Holdings Inc *	1,162	13,828
J. Jill Inc *	1,391	8,596
Jack in the Box Inc	1,927	161,540
JC Penney Co Inc *	26,808	44,501
Johnson Outdoors Inc ‘A’	158	14,692
KB Home	5,744	137,339
Kimball International Inc ‘B’	456	7,638
Kirkland’s Inc *	991	9,999
Knoll Inc	200	4,690
La-Z-Boy Inc	2,261	71,448
Lifetime Brands Inc	1,091	11,892
Lithia Motors Inc ‘A’	739	60,347
Lumber Liquidators Holdings Inc *	477	7,389
M/I Homes Inc *	1,897	45,395
MarineMax Inc *	931	19,784
Marriott Vacations Worldwide Corp	566	63,250
MDC Holdings Inc	3,871	114,504
Meritage Homes Corp *	3,066	122,333
Mesa Air Group Inc *	634	8,787
Methode Electronics Inc	1,640	59,368
Miller Industries Inc	847	22,784
Mobile Mini Inc	430	18,856
Modine Manufacturing Co *	3,611	53,804
Monarch Casino & Resort Inc *	208	9,454
Motorcar Parts of America Inc *	1,577	36,981
Movado Group Inc	1,264	52,962
National CineMedia Inc	6,583	69,714
Nautilus Inc *	235	3,278
Navistar International Corp *	3,935	151,497
New York & Co Inc *	879	3,393
Nexeo Solutions Inc *	2,759	33,798
Office Depot Inc	46,901	150,552
Papa John’s International Inc	1,008	51,690
Party City Holdco Inc *	4,484	60,758
PC Connection Inc *	973	37,840
Penn National Gaming Inc *	6,387	210,260
Perry Ellis International Inc *	1,073	29,325
PetIQ Inc *	47	1,848
Pier 1 Imports Inc *	7,139	10,709
RCI Hospitality Holdings Inc	200	5,922
Reading International Inc ‘A’ *	1,381	21,820
Red Lion Hotels Corp *	1,294	16,175
Red Robin Gourmet Burgers Inc *	1,108	44,486
Regis Corp *	3,033	61,964
REV Group Inc	2,106	33,064
Rite Aid Corp *	89,977	115,171
Rocky Brands Inc	574	16,244
Rush Enterprises Inc ‘A’	1,388	54,562
Rush Enterprises Inc ‘B’	210	8,377
Sally Beauty Holdings Inc *	7,511	138,127
ScanSource Inc *	2,159	86,144
Sears Holdings Corp *	2,768	2,679
Shoe Carnival Inc	907	34,920
Signet Jewelers Ltd (NYSE)	5,006	330,046
SkyWest Inc	4,319	254,389
Sonic Automotive Inc ‘A’	2,056	39,784
Sonic Corp	1,298	56,255
Sonos Inc *	710	11,388
Speedway Motorsports Inc	919	16,404
Spirit Airlines Inc *	5,826	273,647
Standard Motor Products Inc	1,804	88,793
Steelcase Inc ‘A’	7,222	133,607
Superior Industries International Inc	2,080	35,464
Systemax Inc	242	7,971
Taylor Morrison Home Corp ‘A’ *	8,162	147,242
Tenneco Inc ‘A’	811	34,176
The Buckle Inc	1,967	45,339
The Cato Corp ‘A’	1,913	40,211
The Container Store Group Inc *	1,433	15,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
The Habit Restaurants Inc ‘A’ *	1,714	$27,338
The Lovesac Co *	151	3,772
The Marcus Corp	1,618	68,037
The New Home Co Inc *	1,114	8,979
The St Joe Co *	2,975	49,980
Tile Shop Holdings Inc	1,622	11,597
Tilly’s Inc ‘A’ *	1,012	19,177
Titan International Inc	4,243	31,483
Titan Machinery Inc *	1,568	24,280
Tower International Inc	1,694	51,243
Town Sports International Holdings Inc *	1,107	9,576
TRI Pointe Group Inc *	12,149	150,648
Triton International Ltd (Bermuda)	4,424	147,186
Tupperware Brands Corp	4,248	142,096
Unifi Inc *	1,298	36,772
UniFirst Corp	1,122	194,835
Universal Electronics Inc *	1,125	44,269
Vera Bradley Inc *	1,924	29,360
Veritiv Corp *	964	35,090
Vista Outdoor Inc *	4,881	87,321
Wabash National Corp	3,515	64,078
Weyco Group Inc	503	17,696
William Lyon Homes ‘A’ *	2,223	35,323
Wingstop Inc	184	12,562
World Fuel Services Corp	5,659	156,641
Zoe’s Kitchen Inc *	1,611	20,492
Zumiez Inc *	1,114	29,354

		10,381,810

Consumer, Non-Cyclical - 10.1%

AAC Holdings Inc *	521	3,975
Aaron’s Inc	5,871	319,735
Abeona Therapeutics Inc *	259	3,315
ABM Industries Inc	5,603	180,697
Acacia Research Corp *	3,846	12,307
Acceleron Pharma Inc *	578	33,079
ACCO Brands Corp	8,755	98,931
Achaogen Inc *	314	1,253
Achillion Pharmaceuticals Inc *	11,263	41,448
Aclaris Therapeutics Inc *	391	5,677
Acorda Therapeutics Inc *	3,237	63,607
Adamas Pharmaceuticals Inc *	922	18,458
Adtalem Global Education Inc *	5,074	244,567
Adverum Biotechnologies Inc *	4,290	25,955
Akebia Therapeutics Inc *	589	5,201
Akorn Inc *	6,947	90,172
Albireo Pharma Inc *	602	19,842
Alder Biopharmaceuticals Inc *	955	15,901
Alico Inc	279	9,430
Allakos Inc *	119	5,354
AMAG Pharmaceuticals Inc *	2,938	58,760
American Public Education Inc *	1,296	42,833
American Renal Associates Holdings Inc *	94	2,035
Amphastar Pharmaceuticals Inc *	1,861	35,806
AngioDynamics Inc *	3,124	67,916
Anika Therapeutics Inc *	1,190	50,194
Aptinyx Inc *	190	5,502
Aquestive Therapeutics Inc *	118	2,066
Aratana Therapeutics Inc *	1,929	11,265
Arbutus Biopharma Corp * (Canada)	2,190	20,696
Arcus Biosciences Inc *	283	3,945
Ardelyx Inc *	3,686	16,034
Arena Pharmaceuticals Inc *	842	38,749
Arlo Technologies Inc *	532	7,719
ArQule Inc *	681	3,854
Assertio Therapeutics Inc *	664	3,904
Audentes Therapeutics Inc *	216	8,551
Avanos Medical Inc *	3,982	272,767
AVEO Pharmaceuticals Inc *	3,563	11,794
Avrobio Inc *	85	4,409

	Shares	Value
B&G Foods Inc	4,956	$136,042
Bellicum Pharmaceuticals Inc *	1,065	6,560
BioCryst Pharmaceuticals Inc *	1,340	10,224
BioScrip Inc *	9,721	30,135
BioTime Inc *	5,856	13,762
BrightView Holdings Inc *	915	14,686
Brookdale Senior Living Inc *	15,783	155,147
Cadiz Inc *	1,922	21,430
CAI International Inc *	799	18,273
Cal-Maine Foods Inc	1,594	76,990
Calithera Biosciences Inc *	2,654	13,934
Cambium Learning Group Inc *	950	11,248
Cambrex Corp *	1,571	107,456
Cara Therapeutics Inc *	409	9,796
Cardtronics PLC ‘A’ *	655	20,724
CareDx Inc *	158	4,558
Carriage Services Inc	877	18,899
CASI Pharmaceuticals Inc *	410	1,915
Catalyst Biosciences Inc *	1,016	10,952
CBIZ Inc *	4,414	104,612
Cellular Biomedicine Group Inc *	230	4,175
Central Garden & Pet Co *	214	7,713
Central Garden & Pet Co ‘A’ *	821	27,208
Cerus Corp *	1,353	9,755
Chimerix Inc *	3,714	14,447
Civitas Solutions Inc *	399	5,885
Community Health Systems Inc *	7,359	25,462
Concert Pharmaceuticals Inc *	1,826	27,098
CONMED Corp	1,342	106,313
Corium International Inc *	259	2,463
Corvus Pharmaceuticals Inc *	127	1,090
CRA International Inc	489	24,558
Crinetics Pharmaceuticals Inc *	100	2,865
Cross Country Healthcare Inc *	3,016	26,330
CryoLife Inc *	986	34,707
Cymabay Therapeutics Inc *	1,181	13,085
Cytokinetics Inc *	345	3,398
Darling Ingredients Inc *	13,907	268,683
Dean Foods Co	7,689	54,592
Diplomat Pharmacy Inc *	977	18,964
Dynavax Technologies Corp *	596	7,390
Edgewell Personal Care Co *	4,562	210,901
Eidos Therapeutics Inc *	152	1,517
Emerald Expositions Events Inc	2,108	34,740
Endo International PLC *	17,809	299,725
Endocyte Inc *	478	8,489
Ennis Inc	2,210	45,194
Epizyme Inc *	1,153	12,222
EVERTEC Inc	885	21,329
Evo Payments Inc ‘A’ *	297	7,098
Farmer Brothers Co *	852	22,493
Five Prime Therapeutics Inc *	2,796	38,920
FONAR Corp *	436	10,856
Forty Seven Inc *	140	2,089
Fresh Del Monte Produce Inc	2,562	86,826
FTI Consulting Inc *	3,214	235,233
Great Lakes Dredge & Dock Corp *	4,647	28,811
Harvard Bioscience Inc *	2,718	14,270
Helen of Troy Ltd *	2,077	271,879
Hertz Global Holdings Inc *	4,691	76,604
HMS Holdings Corp *	871	28,578
Hostess Brands Inc *	8,424	93,254
Huron Consulting Group Inc *	1,889	93,317
I3 Verticals Inc ‘A’ *	137	3,148
ICF International Inc	1,372	103,517
Immune Design Corp *	2,534	8,742
Immunomedics Inc *	1,139	23,725
Ingles Markets Inc ‘A’	1,180	40,415
Integer Holdings Corp *	714	59,226
Inter Parfums Inc	111	7,154

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Intra-Cellular Therapies Inc *	1,938	$42,055
Invacare Corp	2,781	40,464
K12 Inc *	3,095	54,781
Karyopharm Therapeutics Inc *	411	6,999
Kelly Services Inc ‘A’	2,645	63,559
Kezar Life Sciences Inc *	94	2,013
Kiniksa Pharmaceuticals Ltd ‘A’ * (Bermuda)	90	2,295
Lancaster Colony Corp	442	65,951
Lannett Co Inc *	2,540	12,065
Lantheus Holdings Inc *	217	3,244
Laureate Education Inc ‘A’ *	7,073	109,207
LifePoint Health Inc *	3,013	194,037
Limoneira Co	867	22,637
Liquidia Technologies Inc *	104	2,853
LivaNova PLC *	859	106,490
LSC Communications Inc	2,755	30,470
Luminex Corp	2,038	61,772
Magellan Health Inc *	2,079	149,792
Mallinckrodt PLC *	6,980	204,584
Matthews International Corp ‘A’	2,659	133,349
Melinta Therapeutics Inc *	2,920	11,534
Menlo Therapeutics Inc *	816	8,038
Meridian Bioscience Inc	464	6,914
MGP Ingredients Inc	135	10,662
Minerva Neurosciences Inc *	348	4,367
Miragen Therapeutics Inc *	258	1,440
Molecular Templates Inc *	761	4,102
MoneyGram International Inc *	2,358	12,615
Myriad Genetics Inc *	674	31,004
NanoString Technologies Inc *	184	3,281
NantKwest Inc *	2,650	9,805
National HealthCare Corp	1,042	78,536
National Research Corp ‘A’	79	3,049
Natural Grocers by Vitamin Cottage Inc *	812	13,715
Nature’s Sunshine Products Inc *	701	6,134
Navigant Consulting Inc	3,840	88,550
Neos Therapeutics Inc *	111	538
Neuronetics Inc *	56	1,795
NewLink Genetics Corp *	2,344	5,602
Novavax Inc *	20,536	38,608
Nymox Pharmaceutical Corp * (Canada)	1,756	4,320
OPKO Health Inc *	27,070	93,662
OraSure Technologies Inc *	277	4,280
Orthofix Medical Inc *	366	21,158
Ovid therapeutics Inc *	292	1,656
Owens & Minor Inc	5,130	84,748
Patterson Cos Inc	6,942	169,732
PDL BioPharma Inc *	11,872	31,223
Phibro Animal Health Corp ‘A’	102	4,376
Portola Pharmaceuticals Inc *	379	10,093
Prestige Consumer Healthcare Inc *	4,412	167,171
Prothena Corp PLC * (Ireland)	3,436	44,943
Pyxus International Inc *	711	16,353
Quad/Graphics Inc	2,643	55,080
R1 RCM Inc *	795	8,077
Ra Pharmaceuticals Inc *	1,161	21,002
Rent-A-Center Inc *	3,817	54,888
Replimune Group Inc *	108	1,739
Resources Connection Inc	1,758	29,183
resTORbio Inc *	645	9,765
Revlon Inc ‘A’ *	103	2,297
Rigel Pharmaceuticals Inc *	1,336	4,289
Rockwell Medical Inc *	348	1,469
Rosetta Stone Inc *	1,400	27,846
RR Donnelley & Sons Co	6,029	32,557
RTI Surgical Inc *	3,903	17,564
Rubius Therapeutics Inc *	171	4,104
Sanderson Farms Inc	1,731	178,933
Scholar Rock Holding Corp *	87	2,240
scPharmaceuticals Inc *	601	3,528

	Shares	Value
SEACOR Marine Holdings Inc *	1,430	$32,361
SeaSpine Holdings Corp *	958	14,906
Seneca Foods Corp ‘A’ *	628	21,164
Smart & Final Stores Inc *	2,018	11,503
SP Plus Corp *	1,354	49,421
SpartanNash Co	3,047	61,123
Spectrum Pharmaceuticals Inc *	685	11,508
Spero Therapeutics Inc *	721	7,578
SUPERVALU Inc *	3,206	103,297
Surgery Partners Inc *	1,433	23,645
Syndax Pharmaceuticals Inc *	764	6,173
Syneos Health Inc *	4,833	249,141
Synlogic Inc *	1,314	18,672
Team Inc *	2,384	53,640
Tejon Ranch Co *	1,777	38,579
Tetraphase Pharmaceuticals Inc *	4,589	12,666
Textainer Group Holdings Ltd *	2,266	29,005
The Andersons Inc	2,330	87,724
The Hackett Group Inc	173	3,486
The Medicines Co *	413	12,353
The Simply Good Foods Co *	5,118	99,545
Tocagen Inc *	176	2,744
Tootsie Roll Industries Inc	1,160	33,930
Translate Bio Inc *	183	1,830
Travelport Worldwide Ltd	8,623	145,470
Tricida Inc *	168	5,132
Triple-S Management Corp ‘B’ *	1,887	35,645
TrueBlue Inc *	3,212	83,673
United Natural Foods Inc *	4,261	127,617
Universal Corp	2,084	135,460
Utah Medical Products Inc	44	4,145
Vector Group Ltd	4,829	66,548
Vectrus Inc *	951	29,662
Verrica Pharmaceuticals Inc *	115	1,869
Viad Corp	716	42,423
Village Super Market Inc ‘A’	716	19,475
Weight Watchers International Inc *	188	13,534
Weis Markets Inc	808	35,067
Xeris Pharmaceuticals Inc *	95	1,670
XOMA Corp *	259	4,551
Zafgen Inc *	182	2,128
Zogenix Inc *	894	44,342

		9,773,086

Energy - 7.5%

Abraxas Petroleum Corp *	857	1,997
Adams Resources & Energy Inc	195	8,280
Advanced Emissions Solutions Inc	191	2,284
Alta Mesa Resources Inc *	8,593	35,919
Amyris Inc *	2,269	18,016
Approach Resources Inc *	3,846	8,577
Arch Coal Inc ‘A’	1,545	138,123
Archrock Inc	10,754	131,199
Basic Energy Services Inc *	1,552	15,505
Berry Petroleum Corp	673	11,858
Bonanza Creek Energy Inc *	1,605	47,797
Bristow Group Inc *	2,712	32,897
C&J Energy Services Inc *	5,438	113,110
California Resources Corp *	3,818	185,288
Callon Petroleum Co *	19,425	232,906
CARBO Ceramics Inc *	1,751	12,695
Clean Energy Fuels Corp *	11,440	29,744
Cloud Peak Energy Inc *	6,596	15,171
CONSOL Energy Inc *	1,388	56,644
CVR Energy Inc	80	3,218
Dawson Geophysical Co *	1,760	10,894
Delek US Holdings Inc	561	23,803
Denbury Resources Inc *	20,814	129,047
Diamond Offshore Drilling Inc *	5,461	109,220
Dril-Quip Inc *	3,194	166,887

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Earthstone Energy Inc ‘A’ *	1,653	$15,505
Eclipse Resources Corp *	4,010	4,772
Energy XXI Gulf Coast Inc *	2,469	20,641
Enphase Energy Inc *	7,373	35,759
EP Energy Corp ‘A’ *	3,435	8,038
Era Group Inc *	1,763	21,773
Exterran Corp *	2,774	73,594
Flotek Industries Inc *	4,394	10,546
Forum Energy Technologies Inc *	6,954	71,974
Frank’s International NV *	6,230	54,076
FTS International Inc *	2,778	32,753
FuelCell Energy Inc *	6,844	7,323
FutureFuel Corp	2,145	39,768
Goodrich Petroleum Corp *	209	2,934
Green Plains Inc	3,355	57,706
Gulfmark Offshore Inc *	311	11,600
Gulfport Energy Corp *	14,766	153,714
Halcon Resources Corp *	11,439	51,132
Hallador Energy Co	1,458	9,069
Helix Energy Solutions Group Inc *	11,878	117,355
HighPoint Resources Corp *	9,298	45,374
Independence Contract Drilling Inc *	1,960	9,682
Isramco Inc *	49	5,980
Keane Group Inc *	288	3,563
KLX Energy Services Holdings Inc *	1,721	55,089
Laredo Petroleum Inc *	9,180	75,001
Matador Resources Co *	741	24,490
Matrix Service Co *	2,218	54,674
McDermott International Inc *	15,247	281,002
Midstates Petroleum Co Inc *	1,240	11,048
MRC Global Inc *	3,329	62,485
Murphy USA Inc *	2,082	177,928
NACCO Industries Inc ‘A’	299	9,792
Natural Gas Services Group Inc *	1,029	21,712
NCS Multistage Holdings Inc *	834	13,769
Newpark Resources Inc *	7,538	78,018
Nine Energy Service Inc *	1,268	38,775
Noble Corp PLC *	20,838	146,491
Northern Oil & Gas Inc *	12,387	49,548
NOW Inc *	9,113	150,820
Oasis Petroleum Inc *	22,853	324,056
Ocean Rig UDW Inc ‘A’ * (Cyprus)	4,609	159,564
Oceaneering International Inc *	8,382	231,343
Oil States International Inc *	5,042	167,394
Ormat Technologies Inc	3,367	182,188
Panhandle Oil & Gas Inc ‘A’	594	10,959
Par Pacific Holdings Inc *	2,517	51,347
Pattern Energy Group Inc ‘A’	6,896	137,024
PDC Energy Inc *	5,616	274,959
Peabody Energy Corp	6,645	236,828
PHI Inc *	1,051	9,816
Pioneer Energy Services Corp *	6,009	17,727
Quintana Energy Services Inc *	448	3,288
Ramaco Resources Inc *	55	410
Renewable Energy Group Inc *	2,906	83,693
Resolute Energy Corp *	1,769	66,886
REX American Resources Corp *	488	36,868
Ring Energy Inc *	255	2,527
Rowan Cos PLC ‘A’ *	10,795	203,270
SandRidge Energy Inc *	2,636	28,653
SEACOR Holdings Inc *	1,466	72,435
Select Energy Services Inc ‘A’ *	2,995	35,461
SemGroup Corp ‘A’	6,696	147,647
SilverBow Resources Inc *	623	16,615
Smart Sand Inc *	1,893	7,780
Southwestern Energy Co *	50,002	255,510
SunCoke Energy Inc *	5,564	64,654
Sunrun Inc *	8,267	102,842
Superior Energy Services Inc *	12,949	126,123
Talos Energy Inc *	1,741	57,140

	Shares	Value
TerraForm Power Inc ‘A’	5,116	$59,090
TETRA Technologies Inc *	1,442	6,503
Thermon Group Holdings Inc *	1,994	51,405
Trecora Resources *	1,762	24,668
Ultra Petroleum Corp *	13,680	15,322
Unit Corp *	4,410	114,925
US Silica Holdings Inc	2,676	50,389
Vivint Solar Inc *	1,931	10,041
W&T Offshore Inc *	7,897	76,127
Warrior Met Coal Inc	3,661	98,993
WildHorse Resource Development Corp *	187	4,421

		7,283,243

Financial - 38.1%

1st Constitution Bancorp	563	11,654
1st Source Corp	1,338	70,406
Acadia Realty Trust REIT	6,840	191,725
Access National Corp	1,324	35,894
ACNB Corp	577	21,464
AG Mortgage Investment Trust Inc REIT	2,331	42,378
Agree Realty Corp REIT	2,582	137,156
Aircastle Ltd	4,719	103,393
Alexander & Baldwin Inc REIT	5,793	131,443
Allegiance Bancshares Inc *	791	32,985
Altisource Portfolio Solutions SA *	801	25,816
Amalgamated Bank ‘A’ *	707	13,638
Ambac Financial Group Inc *	3,641	74,349
American Assets Trust Inc REIT	3,261	121,603
American Equity Investment Life Holding Co	7,592	268,453
American National Bankshares Inc	690	26,910
American Realty Investors Inc *	156	2,640
AMERISAFE Inc	1,636	101,350
Ames National Corp	712	19,402
AmTrust Financial Services Inc *	8,130	118,048
Annaly Capital Management Inc REIT	3,498	35,787
Anworth Mortgage Asset Corp REIT	8,276	38,318
Apollo Commercial Real Estate Finance Inc REIT	10,479	197,739
Arbor Realty Trust Inc REIT	3,317	38,079
Ares Commercial Real Estate Corp REIT	2,268	31,684
Argo Group International Holdings Ltd	2,741	172,820
Arlington Asset Investment Corp ‘A’	2,438	22,771
Armada Hoffler Properties Inc REIT	2,780	42,006
ARMOUR Residential REIT Inc	3,602	80,865
Arrow Financial Corp	1,036	38,339
Ashford Hospitality Trust Inc REIT	7,232	46,212
Associated Capital Group Inc ‘A’	197	8,382
Atlantic Capital Bancshares Inc *	678	11,357
Auburn National Bancorporation Inc	189	7,242
B. Riley Financial Inc	1,741	39,434
Banc of California Inc	3,693	69,798
BancFirst Corp	1,157	69,362
Banco Latinoamericano de Comercio Exterior SA ‘E’ ‘E’ (Panama)	2,583	54,036
BancorpSouth Bank	7,999	261,567
Bank of Commerce Holdings	1,399	17,068
Bank of Marin Bancorp	572	47,991
BankFinancial Corp	1,134	18,076
Bankwell Financial Group Inc	452	14,175
Banner Corp	2,718	168,978
Bar Harbor Bankshares	1,289	37,020
Baycom Corp *	883	23,558
BCB Bancorp Inc	1,138	15,761
Beneficial Bancorp Inc	5,833	98,578
Berkshire Hills Bancorp Inc	3,442	140,089
Blackstone Mortgage Trust Inc ‘A’ REIT	9,527	319,250
Blucora Inc *	1,114	44,838
Blue Hills Bancorp Inc	1,071	25,811
Bluerock Residential Growth REIT Inc	2,061	20,198
Boston Private Financial Holdings Inc	7,032	95,987

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Braemar Hotels & Resorts Inc REIT	2,547	$29,978
Bridge Bancorp Inc	1,434	47,609
Bridgewater Bancshares Inc *	388	5,052
BrightSphere Investment Group PLC	991	12,288
Brookline Bancorp Inc	6,676	111,489
BRT Apartments Corp REIT	689	8,296
Bryn Mawr Bank Corp	1,692	79,355
BSB Bancorp Inc *	564	18,386
Business First Bancshares Inc	893	23,709
Byline Bancorp Inc *	1,343	30,486
C&F Financial Corp	293	17,214
Cadence BanCorp	4,038	105,473
Cambridge Bancorp	224	20,158
Camden National Corp	1,322	57,428
Capital City Bank Group Inc	998	23,293
Capitol Federal Financial Inc	10,916	139,070
Capstar Financial Holdings Inc	440	7,348
Capstead Mortgage Corp REIT	7,879	62,323
CareTrust REIT Inc	6,409	113,503
Carolina Financial Corp	536	20,218
CatchMark Timber Trust Inc ‘A’ REIT	4,130	47,206
Cathay General Bancorp	6,575	272,468
CB Financial Services Inc	368	11,353
CBL & Associates Properties Inc REIT	14,519	57,931
CBTX Inc	1,571	55,833
Cedar Realty Trust Inc REIT	7,462	34,773
CenterState Bank Corp	7,772	218,005
Central Pacific Financial Corp	2,192	57,935
Central Valley Community Bancorp	982	21,221
Century Bancorp Inc ‘A’	235	16,979
Chatham Lodging Trust REIT	3,869	80,823
Chemical Financial Corp	6,051	323,123
Chemung Financial Corp	291	12,347
Cherry Hill Mortgage Investment Corp REIT	1,320	23,892
Chesapeake Lodging Trust REIT	5,047	161,857
Citizens & Northern Corp	992	25,941
Citizens Inc *	4,202	35,297
City Holding Co	1,154	88,627
City Office REIT Inc	2,588	32,661
Civista Bancshares Inc	891	21,464
CNB Financial Corp	1,182	34,113
CNO Financial Group Inc	13,913	295,234
Coastal Financial Corp *	453	7,701
Codorus Valley Bancorp Inc	711	22,212
Colony Credit Real Estate Inc REIT	7,118	156,525
Columbia Banking System Inc	6,200	240,374
Columbia Financial Inc *	4,205	70,223
Community Bank System Inc	4,268	260,647
Community Bankers Trust Corp *	1,781	15,673
Community Healthcare Trust Inc REIT	1,472	45,603
Community Trust Bancorp Inc	1,326	61,460
ConnectOne Bancorp Inc	1,880	44,650
Consolidated-Tomoka Land Co	228	14,200
CoreCivic Inc REIT	10,076	245,149
CorEnergy Infrastructure Trust Inc REIT	1,062	39,910
CorePoint Lodging Inc REIT *	3,474	67,569
County Bancorp Inc	422	10,592
Cousins Properties Inc REIT	35,856	318,760
Cowen Inc *	1,322	21,549
Crawford & Co ‘B’	953	8,777
Cushman & Wakefield PLC *	998	16,956
Customers Bancorp Inc *	1,696	39,907
CVB Financial Corp	9,443	210,768
DiamondRock Hospitality Co REIT	17,593	205,310
Dime Community Bancshares Inc	2,716	48,481
Donegal Group Inc ‘A’	788	11,197
Drive Shack Inc *	383	2,283
Dynex Capital Inc REIT	4,603	29,367
Eagle Bancorp Inc *	544	27,526
Easterly Government Properties Inc REIT	3,937	76,260

	Shares	Value
eHealth Inc *	1,596	$45,103
EMC Insurance Group Inc	789	19,504
Employers Holdings Inc	2,729	123,624
Encore Capital Group Inc *	2,182	78,225
Enstar Group Ltd * (Bermuda)	1,022	213,087
Entegra Financial Corp *	512	13,594
Enterprise Bancorp Inc	773	26,583
Enterprise Financial Services Corp	1,293	68,594
Equity Bancshares Inc ‘A’ *	758	29,759
Esquire Financial Holdings Inc *	336	8,387
ESSA Bancorp Inc	813	13,219
Essent Group Ltd *	3,991	176,602
Essential Properties Realty Trust Inc REIT	2,626	37,263
Evans Bancorp Inc	418	19,625
Exantas Capital Corp REIT	2,522	27,692
Farmers & Merchants Bancorp Inc	78	3,322
Farmers National Banc Corp	2,212	33,844
Farmland Partners Inc REIT	2,583	17,306
FB Financial Corp	717	28,092
FBL Financial Group Inc ‘A’	851	64,038
FCB Financial Holdings Inc ‘A’ *	481	22,799
Federal Agricultural Mortgage Corp ‘C’	519	37,461
Federated Investors Inc ‘B’	2,203	53,136
FedNat Holding Co	466	11,874
FGL Holdings *	12,084	108,152
Fidelity D&D Bancorp Inc	224	15,452
Fidelity Southern Corp	1,882	46,636
Financial Institutions Inc	1,279	40,161
First Bancorp Inc	854	24,740
First Bancorp NC	2,506	101,518
First BanCorp PR *	18,237	165,957
First Bank	1,358	17,858
First Busey Corp	3,725	115,661
First Business Financial Services Inc	735	17,037
First Choice Bancorp	773	20,941
First Commonwealth Financial Corp	8,432	136,092
First Community Bancshares Inc	1,398	47,364
First Community Corp	575	13,915
First Connecticut Bancorp Inc	937	27,688
First Defiance Financial Corp	1,704	51,307
First Financial Bancorp	8,103	240,659
First Financial Corp	996	49,999
First Financial Northwest Inc	645	10,688
First Foundation Inc *	2,173	33,942
First Guaranty Bancshares Inc	410	10,533
First Industrial Realty Trust Inc REIT	8,322	261,311
First Internet Bancorp	817	24,878
First Interstate BancSystem Inc ‘A’	2,792	125,082
First Merchants Corp	4,194	188,688
First Mid-Illinois Bancshares Inc	1,066	42,992
First Midwest Bancorp Inc	8,693	231,147
First Northwest Bancorp *	878	13,521
First Savings Financial Group Inc	153	10,447
First United Corp	558	10,490
Flagstar Bancorp Inc *	2,472	77,794
Flushing Financial Corp	2,357	57,511
Focus Financial Partners Inc ‘A’ *	656	31,134
Forestar Group Inc *	936	19,843
Four Corners Property Trust Inc REIT	1,824	46,859
Franklin Financial Network Inc *	1,083	42,345
Franklin Street Properties Corp REIT	8,967	71,646
Front Yard Residential Corp REIT	4,208	45,657
FRP Holdings Inc *	513	31,857
FS Bancorp Inc	98	5,461
Fulton Financial Corp	14,626	243,523
GAIN Capital Holdings Inc	2,366	15,379
GAMCO Investors Inc ‘A’	283	6,628
Genworth Financial Inc ‘A’ *	42,681	177,980
German American Bancorp Inc	1,374	48,475
Getty Realty Corp REIT	2,769	79,083

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Glacier Bancorp Inc	6,116	$263,538
Gladstone Commercial Corp REIT	2,406	46,075
Gladstone Land Corp REIT	1,075	13,266
Global Indemnity Ltd (Cayman)	604	22,771
Global Medical REIT Inc	1,701	16,023
Global Net Lease Inc REIT	6,071	126,580
Goosehead Insurance Inc ‘A’ *	807	27,333
Government Properties Income Trust REIT	8,463	95,547
Gramercy Property Trust REIT	13,619	373,705
Granite Point Mortgage Trust Inc REIT	3,033	58,476
Great Ajax Corp REIT	1,461	19,884
Great Southern Bancorp Inc	935	51,752
Great Western Bancorp Inc	5,024	211,963
Green Bancorp Inc	1,802	39,824
Greene County Bancorp Inc	48	1,541
Greenhill & Co Inc	212	5,586
Greenlight Capital Re Ltd ‘A’ *	2,500	31,000
Griffin Industrial Realty Inc	72	2,808
Guaranty Bancorp	408	12,118
Guaranty Bancshares Inc	625	18,894
Hallmark Financial Services Inc *	1,063	11,693
Hancock Whitney Corp	7,219	343,263
Hanmi Financial Corp	2,413	60,084
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,384	94,124
HarborOne Bancorp Inc *	594	11,357
HCI Group Inc	617	26,994
Healthcare Realty Trust Inc REIT	10,568	309,220
Heartland Financial USA Inc	2,490	144,544
Heritage Commerce Corp	314	4,685
Heritage Financial Corp	3,093	108,719
Heritage Insurance Holdings Inc	1,531	22,689
Hersha Hospitality Trust REIT	3,084	69,914
Hilltop Holdings Inc	6,072	122,472
Hingham Institution for Savings	59	12,969
Home Bancorp Inc	651	28,305
Home BancShares Inc	10,414	228,067
HomeStreet Inc *	2,146	56,869
HomeTrust Bancshares Inc *	1,072	31,249
Hope Bancorp Inc	10,548	170,561
Horace Mann Educators Corp	3,484	156,432
Horizon Bancorp Inc	3,082	60,869
Howard Bancorp Inc *	880	15,576
IBERIABANK Corp	4,713	383,403
Impac Mortgage Holdings Inc *	886	6,636
Independence Holding Co	407	14,611
Independence Realty Trust Inc REIT	7,542	79,417
Independent Bank Corp MA	2,072	171,147
Independent Bank Corp MI	1,374	32,495
Independent Bank Group Inc	1,331	88,245
Industrial Logistics Properties Trust REIT	1,708	39,301
InfraREIT Inc *	3,793	80,222
Innovative Industrial Properties Inc REIT	546	26,339
International Bancshares Corp	4,691	211,095
INTL. FCStone Inc *	1,307	63,154
Invesco Mortgage Capital Inc REIT	9,539	150,907
Investar Holding Corp	493	13,237
Investment Technology Group Inc	2,405	52,092
Investors Bancorp Inc	21,022	257,940
Investors Real Estate Trust REIT	10,354	61,917
Investors Title Co	94	15,783
iStar Inc REIT	5,507	61,513
James River Group Holdings Ltd	1,158	49,354
Jernigan Capital Inc REIT	1,533	29,572
Kearny Financial Corp	5,647	78,211
Kemper Corp	1,879	151,166
Kennedy-Wilson Holdings Inc	5,259	113,068
Kingstone Cos Inc	597	11,343
Kite Realty Group Trust REIT	6,988	116,350
KKR Real Estate Finance Trust Inc REIT	1,453	29,307

	Shares	Value
Ladder Capital Corp REIT	7,408	$125,492
Ladenburg Thalmann Financial Services Inc	983	2,654
Lakeland Bancorp Inc	3,783	68,283
Lakeland Financial Corp	533	24,774
LaSalle Hotel Properties REIT	9,409	325,457
LCNB Corp	716	13,353
LegacyTexas Financial Group Inc	2,415	102,879
LendingClub Corp *	27,033	104,888
Level One Bancorp Inc	105	2,919
Lexington Realty Trust REIT	18,293	151,832
Live Oak Bancshares Inc	1,036	27,765
LTC Properties Inc REIT	3,355	147,989
Luther Burbank Corp	1,676	18,235
Macatawa Bank Corp	2,111	24,720
Mack-Cali Realty Corp REIT	7,683	163,341
Maiden Holdings Ltd	5,456	15,550
Malvern Bancorp Inc *	454	10,873
Marlin Business Services Corp	525	15,146
MB Financial Inc	6,476	298,608
MBIA Inc *	6,817	72,874
MBT Financial Corp	1,603	18,114
MedEquities Realty Trust Inc REIT	2,353	22,871
Mercantile Bank Corp	1,386	46,251
Merchants Bancorp	956	24,302
Meridian Bancorp Inc	3,464	58,888
Metropolitan Bank Holding Corp *	551	22,657
MGIC Investment Corp *	30,706	408,697
Mid Penn Bancorp Inc	391	11,398
Middlefield Banc Corp	237	11,163
Midland States Bancorp Inc	896	28,762
MidSouth Bancorp Inc	1,225	18,865
MidWestOne Financial Group Inc	941	31,345
Monmouth Real Estate Investment Corp REIT	5,502	91,993
MutualFirst Financial Inc	496	18,278
MVB Financial Corp	750	13,515
National Bank Holdings Corp ‘A’	1,613	60,729
National Bankshares Inc	564	25,634
National Commerce Corp *	831	34,320
National General Holdings Corp	2,110	56,632
National Health Investors Inc REIT	1,959	148,081
National Storage Affiliates Trust REIT	4,323	109,977
National Western Life Group Inc ‘A’	193	61,606
NBT Bancorp Inc	3,606	138,398
Nelnet Inc ‘A’	1,594	91,129
New Senior Investment Group Inc REIT	6,429	37,931
New York Mortgage Trust Inc REIT	11,580	70,406
NexPoint Residential Trust Inc REIT	1,357	45,052
NI Holdings Inc *	809	13,648
Nicolet Bankshares Inc *	722	39,356
NMI Holdings Inc ‘A’ *	903	20,453
Northeast Bancorp	561	12,174
Northfield Bancorp Inc	3,613	57,519
Northrim BanCorp Inc	561	23,310
NorthStar Realty Europe Corp REIT	3,786	53,610
Northwest Bancshares Inc	8,096	140,223
Norwood Financial Corp	473	18,523
Oak Valley Bancorp	542	10,650
OceanFirst Financial Corp	4,035	109,833
Oconee Federal Financial Corp	94	2,531
Ocwen Financial Corp *	10,006	39,424
OFG Bancorp	3,698	59,723
Ohio Valley Banc Corp	368	13,487
Old Line Bancshares Inc	1,201	38,000
Old National Bancorp	12,845	247,908
Old Second Bancorp Inc	2,441	37,713
On Deck Capital Inc *	610	4,618
One Liberty Properties Inc REIT	1,330	36,947
OP Bancorp *	1,109	12,864
Oppenheimer Holdings Inc ‘A’	801	25,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Opus Bank	1,660	$45,484
Orchid Island Capital Inc REIT	4,524	32,799
Origin Bancorp Inc	950	35,767
Oritani Financial Corp	3,382	52,590
Orrstown Financial Services Inc	673	16,017
Pacific City Financial Corp	857	16,574
Pacific Mercantile Bancorp *	1,417	13,249
Pacific Premier Bancorp Inc *	2,598	96,646
Park National Corp	1,163	122,766
Parke Bancorp Inc	572	12,841
PCSB Financial Corp	1,264	25,710
PDL Community Bancorp *	669	10,109
Peapack Gladstone Financial Corp	1,528	47,200
Pebblebrook Hotel Trust REIT	5,788	210,510
Penns Woods Bancorp Inc	371	16,120
Pennsylvania REIT	3,070	29,042
PennyMac Financial Services Inc ‘A’ *	727	15,194
PennyMac Mortgage Investment Trust REIT	5,283	106,928
Peoples Bancorp Inc	1,485	52,020
Peoples Bancorp of North Carolina Inc	423	12,199
Peoples Financial Services Corp	571	24,210
PHH Corp *	2,673	29,376
Physicians Realty Trust REIT	15,512	261,532
Piedmont Office Realty Trust Inc ‘A’ REIT	10,869	205,750
Piper Jaffray Cos	1,184	90,398
PJT Partners Inc ‘A’	122	6,387
PotlatchDeltic Corp REIT	5,229	214,128
PRA Group Inc *	3,765	135,540
Preferred Apartment Communities Inc ‘A’ REIT	3,422	60,159
Premier Financial Bancorp Inc	980	18,120
ProAssurance Corp	4,493	210,946
Protective Insurance Corp ‘B’	834	19,140
Provident Bancorp Inc *	367	10,625
Provident Financial Services Inc	5,237	128,568
Prudential Bancorp Inc	731	12,654
PS Business Parks Inc REIT	527	66,976
QCR Holdings Inc	1,081	44,159
QTS Realty Trust Inc ‘A’ REIT	2,344	100,018
Radian Group Inc	18,337	379,026
Ramco-Gershenson Properties Trust REIT	6,825	92,820
RBB Bancorp	1,153	28,249
RE/MAX Holdings Inc ‘A’	1,528	67,767
Ready Capital Corp REIT REIT	1,611	26,823
Redwood Trust Inc REIT	6,959	113,014
Regional Management Corp *	418	12,051
Reliant Bancorp Inc	776	19,842
Renasant Corp	4,107	169,249
Republic Bancorp Inc ‘A’	823	37,940
Republic First Bancorp Inc *	3,054	21,836
Retail Opportunity Investments Corp REIT	9,483	177,048
Rexford Industrial Realty Inc REIT	7,727	246,955
Riverview Bancorp Inc	1,748	15,452
RLI Corp	544	42,748
RLJ Lodging Trust REIT	14,777	325,537
S&T Bancorp Inc	2,945	127,695
Sabra Health Care REIT Inc	15,131	349,829
Safety Income & Growth Inc REIT	700	13,111
Safety Insurance Group Inc	1,257	112,627
Sandy Spring Bancorp Inc	2,946	115,807
Saul Centers Inc REIT	109	6,104
SB One Bancorp	578	14,566
Seacoast Banking Corp of Florida *	3,242	94,666
Select Bancorp Inc *	982	12,177
Select Income REIT	5,364	117,686
Selective Insurance Group Inc	4,928	312,928
Seritage Growth Properties REIT	2,755	130,835
Shore Bancshares Inc	1,024	18,248
SI Financial Group Inc	1,005	14,070
Sierra Bancorp	1,221	35,287

	Shares	Value
Simmons First National Corp ‘A’	7,678	$226,117
SmartFinancial Inc *	949	22,349
South State Corp	3,098	254,036
Southern First Bancshares Inc *	534	20,986
Southern Missouri Bancorp Inc	578	21,542
Southern National Bancorp of Virginia Inc	1,720	27,864
Southside Bancshares Inc	2,814	97,927
Spirit MTA REIT	3,621	41,714
Spirit of Texas Bancshares Inc *	181	3,908
STAG Industrial Inc REIT	8,972	246,730
State Auto Financial Corp	1,422	43,428
State Bank Financial Corp	2,076	62,654
Sterling Bancorp Inc	579	6,548
Stewart Information Services Corp	1,894	85,249
Stifel Financial Corp	5,878	301,306
Stock Yards Bancorp Inc	1,425	51,727
Stratus Properties Inc *	534	16,340
Summit Financial Group Inc	912	21,168
Summit Hotel Properties Inc REIT	8,740	118,252
Sunstone Hotel Investors Inc REIT	19,344	316,468
Terreno Realty Corp REIT	4,882	184,051
Territorial Bancorp Inc	683	20,183
The Bancorp Inc *	4,198	40,259
The Bank of Princeton *	474	14,476
The Community Financial Corp	418	13,974
The First Bancshares Inc	1,073	41,901
The First of Long Island Corp	2,065	44,914
The GEO Group Inc REIT	8,065	202,915
The Navigators Group Inc	1,564	108,072
Third Point Reinsurance Ltd * (Bermuda)	6,653	86,489
Tier REIT Inc	4,286	103,293
Timberland Bancorp Inc	560	17,494
Tiptree Inc	2,419	15,844
Tompkins Financial Corp	1,196	97,103
Towne Bank	5,594	172,575
TPG RE Finance Trust Inc REIT	2,977	59,600
Transcontinental Realty Investors Inc *	151	4,815
TriCo Bancshares	2,017	77,897
TriState Capital Holdings Inc *	1,520	41,952
TrustCo Bank Corp	8,019	68,161
Trustmark Corp	5,717	192,377
UMB Financial Corp	3,847	272,752
UMH Properties Inc REIT	446	6,975
Union Bankshares Corp	5,545	213,649
Union Bankshares Inc	30	1,595
United Bankshares Inc	8,485	308,430
United Community Banks Inc	6,008	167,563
United Community Financial Corp	4,191	40,527
United Financial Bancorp Inc	4,258	71,662
United Fire Group Inc	1,621	82,298
United Insurance Holdings Corp	438	9,802
United Security Bancshares	1,187	13,176
Unity Bancorp Inc	606	13,877
Universal Health Realty Income Trust REIT	93	6,920
Univest Corp of Pennsylvania	2,457	64,988
Urban Edge Properties REIT	7,812	172,489
Urstadt Biddle Properties Inc ‘A’ REIT	2,547	54,226
Valley National Bancorp	27,349	307,676
Veritex Holdings Inc *	1,351	38,179
Virtus Investment Partners Inc	505	57,444
Waddell & Reed Financial Inc ‘A’	6,584	139,449
Walker & Dunlop Inc	2,060	108,933
Washington REIT	6,707	205,570
Washington Federal Inc	7,082	226,624
Washington Prime Group Inc REIT	15,772	115,136
Washington Trust Bancorp Inc	923	51,042
Waterstone Financial Inc	1,969	33,768
WesBanco Inc	4,425	197,266
West Bancorporation Inc	1,038	24,393
Westamerica Bancorporation	2,173	130,728

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Western Asset Mortgage Capital Corp REIT	3,441	$34,479
Western New England Bancorp Inc	2,302	24,862
Whitestone REIT	3,330	46,220
WMIH Corp *	26,372	36,657
World Acceptance Corp *	523	59,810
WSFS Financial Corp	1,928	90,905
Xenia Hotels & Resorts Inc REIT	9,569	226,785

		36,935,608

Industrial - 10.6%

AAR Corp	2,778	133,038
Actuant Corp ‘A’	2,660	74,214
Advanced Disposal Services Inc *	333	9,018
Aegion Corp *	2,739	69,516
Alamo Group Inc	111	10,169
Ambarella Inc *	1,616	62,507
American Outdoor Brands Corp *	4,567	70,926
American Railcar Industries Inc	604	27,844
Apogee Enterprises Inc	355	14,669
Applied Optoelectronics Inc *	380	9,371
AquaVenture Holdings Ltd *	868	15,685
ArcBest Corp	1,924	93,410
Ardmore Shipping Corp * (Ireland)	2,770	18,005
Argan Inc	1,248	53,664
Armstrong Flooring Inc *	1,657	29,992
Astec Industries Inc	1,010	50,914
Atlas Air Worldwide Holdings Inc *	1,996	127,245
AVX Corp	3,963	71,532
AZZ Inc	1,504	75,952
Babcock & Wilcox Enterprises Inc *	2,766	2,849
Barnes Group Inc	3,536	251,162
Bel Fuse Inc ‘B’	807	21,386
Belden Inc	3,428	244,793
Benchmark Electronics Inc	3,971	92,921
Boise Cascade Co	220	8,096
Brady Corp ‘A’	3,989	174,519
Briggs & Stratton Corp	3,563	68,516
Caesarstone Ltd	1,947	36,117
Casella Waste Systems Inc ‘A’ *	2,745	85,260
CECO Environmental Corp *	2,678	21,103
Charah Solutions Inc *	307	2,425
Chart Industries Inc *	1,470	115,145
CIRCOR International Inc *	1,395	66,262
Columbus McKinnon Corp	734	29,022
Control4 Corp *	1,284	44,080
Costamare Inc (Monaco)	4,189	27,187
Covenant Transportation Group Inc ‘A’ *	1,060	30,804
Cubic Corp	576	42,077
Daseke Inc *	3,465	27,789
DHT Holdings Inc	7,645	35,931
Dorian LPG Ltd *	2,353	18,753
Ducommun Inc *	893	36,470
DXP Enterprises Inc *	320	12,822
Eagle Bulk Shipping Inc *	3,935	22,115
Echo Global Logistics Inc *	135	4,178
Electro Scientific Industries Inc *	2,719	47,447
EMCOR Group Inc	1,210	90,883
Encore Wire Corp	1,743	87,324
EnerSys	1,241	108,128
EnPro Industries Inc	1,571	114,573
ESCO Technologies Inc	2,151	146,376
Esterline Technologies Corp *	2,218	201,727
Fabrinet * (Thailand)	3,040	140,630
FARO Technologies Inc *	80	5,148
Federal Signal Corp	306	8,195
Fitbit Inc ‘A’ *	13,799	73,825
Franklin Electric Co Inc	221	10,442
FreightCar America Inc *	967	15,540
Frontline Ltd * (Norway)	6,482	37,660
GasLog Ltd (Monaco)	3,512	69,362

	Shares	Value
GATX Corp	3,188	$276,049
Genco Shipping & Trading Ltd *	830	11,620
Gencor Industries Inc *	642	7,736
General Finance Corp *	420	6,699
Gibraltar Industries Inc *	2,691	122,710
Global Brass & Copper Holdings Inc	151	5,572
Golar LNG Ltd (NOTC) (Bermuda)	8,025	223,095
GP Strategies Corp *	1,027	17,305
Graham Corp	762	21,466
Granite Construction Inc	796	36,377
Greif Inc ‘A’	1,976	106,032
Greif Inc ‘B’	430	24,789
Griffon Corp	2,766	44,671
Haynes International Inc	1,046	37,133
Heritage-Crystal Clean Inc *	1,186	25,321
Hub Group Inc ‘A’ *	1,018	46,421
Hurco Cos Inc	515	23,227
Hyster-Yale Materials Handling Inc	880	54,146
IES Holdings Inc *	688	13,416
Infrastructure and Energy Alternatives Inc *	1,452	15,246
Insteel Industries Inc	169	6,064
International Seaways Inc *	1,869	37,417
KBR Inc	11,961	252,736
KEMET Corp *	4,760	88,298
Kennametal Inc	2,675	116,523
Kimball Electronics Inc *	2,229	43,800
KLX Inc *	4,262	267,568
Knowles Corp *	7,365	122,406
Kratos Defense & Security Solutions Inc *	4,704	69,525
Lawson Products Inc *	415	14,069
LB Foster Co ‘A’ *	838	17,221
Louisiana-Pacific Corp	10,372	274,754
LSB Industries Inc *	1,744	17,056
Lydall Inc *	1,219	52,539
Manitex International Inc *	232	2,443
Marten Transport Ltd	1,835	38,627
Masonite International Corp *	119	7,628
Matson Inc	1,939	76,862
Milacron Holdings Corp *	5,271	106,738
Mistras Group Inc *	370	8,018
Moog Inc ‘A’	2,480	213,206
Mueller Water Products Inc ‘A’	5,213	60,002
Multi-Color Corp	1,185	73,766
National Presto Industries Inc	379	49,137
NL Industries Inc *	753	4,518
NN Inc	2,347	36,613
Nordic American Tankers Ltd	11,477	23,987
Northwest Pipe Co *	760	15,010
NVE Corp	28	2,965
Olympic Steel Inc	820	17,113
Orion Group Holdings Inc *	1,275	9,626
OSI Systems Inc *	899	68,603
Overseas Shipholding Group Inc ‘A’ *	4,856	15,296
PAM Transportation Services Inc *	57	3,710
Park Electrochemical Corp	677	13,195
Park-Ohio Holdings Corp	736	28,226
Plexus Corp *	2,718	159,030
Powell Industries Inc	730	26,470
Primoris Services Corp	1,119	27,774
Pure Cycle Corp *	646	7,461
Quanex Building Products Corp	2,990	54,418
Radiant Logistics Inc *	3,213	18,989
Rexnord Corp *	7,859	242,057
Safe Bulkers Inc * (Greece)	4,400	12,672
Sanmina Corp *	5,736	158,314
Scorpio Bulkers Inc	4,993	36,199
Scorpio Tankers Inc (Monaco)	25,111	50,473
Ship Finance International Ltd (Norway)	7,134	99,163
Sparton Corp *	424	6,118
SPX Corp *	657	21,885

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
SPX FLOW Inc *	3,562	$185,224
Standex International Corp	234	24,394
Sterling Construction Co Inc *	1,759	25,189
Stoneridge Inc *	257	7,638
SunPower Corp *	3,470	25,331
Synalloy Corp	677	15,469
SYNNEX Corp	2,547	215,731
Tech Data Corp *	3,244	232,173
Teekay Corp (Bermuda)	5,898	39,753
Teekay Tankers Ltd ‘A’ (Bermuda)	16,192	15,994
Tetra Tech Inc	293	20,012
The Eastern Co	438	12,439
The Gorman-Rupp Co	1,191	43,471
The Greenbrier Cos Inc	2,673	160,647
The Manitowoc Co Inc *	3,012	72,258
Tidewater Inc *	2,045	63,784
TimkenSteel Corp *	3,405	50,632
Tredegar Corp	2,210	47,846
TriMas Corp *	3,920	119,168
Trinseo SA	1,113	87,148
Triumph Group Inc	4,171	97,184
TTM Technologies Inc *	8,016	127,535
Tutor Perini Corp *	3,184	59,859
Twin Disc Inc *	665	15,322
UFP Technologies Inc *	581	21,352
Universal Forest Products Inc	557	19,679
US Xpress Enterprises Inc ‘A’ *	734	10,129
USA Truck Inc *	85	1,720
Vicor Corp *	137	6,302
Vishay Intertechnology Inc	11,245	228,836
Vishay Precision Group Inc *	225	8,415
VSE Corp	691	22,893
Watts Water Technologies Inc ‘A’	1,014	84,162
Werner Enterprises Inc	2,235	79,007
Willis Lease Finance Corp *	232	8,006
Willscot Corp *	1,015	17,407
Worthington Industries Inc	276	11,967
YRC Worldwide Inc *	2,311	20,753

		10,296,861

Technology - 5.4%

3D Systems Corp *	8,763	165,621
ACI Worldwide Inc *	527	14,830
Agilysys Inc *	704	11,475
Allscripts Healthcare Solutions Inc *	12,992	185,136
Alpha & Omega Semiconductor Ltd *	1,682	19,562
American Software Inc ‘A’	1,040	12,615
Amkor Technology Inc *	8,637	63,827
Avalara Inc *	125	4,366
Avaya Holdings Corp *	8,852	195,983
Avid Technology Inc *	559	3,315
Axcelis Technologies Inc *	2,732	53,684
AXT Inc *	3,328	23,795
CACI International Inc ‘A’ *	2,085	383,953
CEVA Inc *	142	4,083
Cirrus Logic Inc *	4,933	190,414
Cohu Inc	1,971	49,472
Computer Programs & Systems Inc	481	12,915
ConvergeOne Holdings Inc	419	3,901
Convergys Corp	7,727	183,439
Cray Inc *	2,867	61,640
Cree Inc *	8,539	323,372
CSG Systems International Inc	479	19,227
CTS Corp	2,787	95,594
Daily Journal Corp *	99	23,859
Diebold Nixdorf Inc *	6,514	29,313
Digi International Inc *	2,252	30,289
Digimarc Corp *	51	1,604
Diodes Inc *	2,570	85,555
Donnelley Financial Solutions Inc *	1,499	26,862

	Shares	Value
Electronics For Imaging Inc *	3,806	$129,708
Engility Holdings Inc *	1,530	55,065
Evolent Health Inc ‘A’ *	4,430	125,812
Exela Technologies Inc *	801	5,711
FormFactor Inc *	5,726	78,732
Information Services Group Inc *	1,166	5,573
InnerWorkings Inc *	3,418	27,071
Insight Enterprises Inc *	1,884	101,906
Kopin Corp *	382	924
MACOM Technology Solutions Holdings Inc *	3,872	79,763
ManTech International Corp ‘A’	2,253	142,615
Maxwell Technologies Inc *	3,402	11,873
Mercury Systems Inc *	1,966	108,759
MicroStrategy Inc ‘A’ *	811	114,043
Monotype Imaging Holdings Inc	1,922	38,824
MTS Systems Corp	1,531	83,822
NantHealth Inc *	1,443	2,266
NetScout Systems Inc *	6,581	166,170
NextGen Healthcare Inc *	1,694	34,016
PAR Technology Corp *	161	3,577
PDF Solutions Inc *	2,126	19,198
Perspecta Inc	12,197	313,707
Photronics Inc *	5,765	56,785
Pitney Bowes Inc	8,026	56,824
Presidio Inc	2,698	41,145
Rambus Inc *	9,078	99,041
SecureWorks Corp ‘A’ *	595	8,717
Semtech Corp *	446	24,798
Stratasys Ltd *	4,311	99,627
Sykes Enterprises Inc *	3,372	102,812
Synaptics Inc *	2,724	124,269
Syntel Inc *	261	10,696
Telenav Inc *	1,252	6,323
Tenable Holdings Inc *	184	7,154
The KeyW Holding Corp *	4,100	35,506
TiVo Corp	10,210	127,114
Ultra Clean Holdings Inc *	3,282	41,189
Unisys Corp *	1,361	27,764
Veeco Instruments Inc *	4,030	41,307
Verint Systems Inc *	5,396	270,340
Vuzix Corp *	332	2,175
Wesco Aircraft Holdings Inc *	3,370	37,913
Xcerra Corp *	639	9,119
Xperi Corp	3,289	48,842

		5,208,296

Utilities - 5.3%

ALLETE Inc	4,374	328,094
Ameresco Inc ‘A’ *	1,675	22,864
American States Water Co	1,006	61,507
Artesian Resources Corp ‘A’	655	24,091
Atlantic Power Corp *	8,985	19,767
Avista Corp	5,565	281,366
Black Hills Corp	4,546	264,077
California Water Service Group	3,749	160,832
Chesapeake Utilities Corp	1,205	101,100
Clearway Energy Inc ‘A’	3,132	59,633
Clearway Energy Inc ‘C’	5,730	110,302
Connecticut Water Service Inc	1,024	71,035
Consolidated Water Co Ltd (Cayman)	1,197	16,578
El Paso Electric Co	3,436	196,539
IDACORP Inc	4,297	426,391
MGE Energy Inc	2,947	188,166
Middlesex Water Co	196	9,490
New Jersey Resources Corp	6,867	316,569
Northwest Natural Holding Co	2,439	163,169
NorthWestern Corp	4,268	250,361
ONE Gas Inc	4,434	364,830
Otter Tail Corp	3,332	159,603

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
PICO Holdings Inc *	1,800	$22,590
PNM Resources Inc	6,749	266,248
Portland General Electric Co	7,603	346,773
RGC Resources Inc	611	16,320
SJW Group	514	31,431
South Jersey Industries Inc	6,208	218,956
Southwest Gas Holdings Inc	4,164	329,081
Spire Inc	4,185	307,807
The York Water Co	114	3,466
Unitil Corp	1,248	63,523

		5,202,559

Total Common Stocks (Cost $82,789,753)		93,541,501

EXCHANGE-TRADED FUND - 2.7%

iShares Russell 2000 Value	19,401	2,580,333

Total Exchange-Traded Fund (Cost $2,523,828)		2,580,333

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $753,650; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $772,343)	$753,623	$753,623

Total Short-Term Investment (Cost $753,623)		753,623

TOTAL INVESTMENTS - 99.9% (Cost $86,067,204)		96,875,457

DERIVATIVES - (0.1%)
(See Note (b) in Notes to Schedule of Investments)		(9,194)

OTHER ASSETS & LIABILITIES, NET - 0.2%		153,290

NET ASSETS - 100.0%		$97,019,553

Notes to Schedule of Investments

(a)	As of September 30, 2018, $35,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/18	10	$859,594	$850,400	($9,194)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$93,541,501	$93,541,501	$-	$-
	Exchange-Traded Fund	2,580,333	2,580,333	-	-
	Short-Term Investment	753,623	-	753,623	-

	Total Assets	96,875,457	96,121,834	753,623	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(9,194)	(9,194)	-	-

	Total Liabilities	(9,194)	(9,194)	-	-

	Total	$96,866,263	$96,112,640	$753,623	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Thailand - 0.0%

BTS Group Holdings PCL Exercise @ $0.37 Exp 11/02/18 *	28,078	$-
VGI Global Media PCL Exercise @ $0.31 Exp 09/09/22 *	20,420	379

		379

Total Warrants (Cost $0)		379

PREFERRED STOCKS - 2.2%

Brazil - 1.9%

Banco Bradesco SA	109,046	774,127
Braskem SA ADR	4,200	121,254
Centrais Eletricas Brasileiras SA ‘B’ *	11,400	52,560
Cia Brasileira de Distribuicao	12,951	280,631
Gerdau SA	65,795	280,055
Itau Unibanco Holding SA	113,463	1,239,832
Lojas Americanas SA	33,873	133,108
Petroleo Brasileiro SA	166,005	866,907
Telefonica Brasil SA	15,400	149,479
Usinas Siderurgicas de Minas Gerais SA ‘A’	23,100	47,589

		3,945,542

Chile - 0.1%

Embotelladora Andina SA ‘B’	18,670	72,664
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	187,058

		259,722

Colombia - 0.2%

Banco Davivienda SA	4,225	48,770
Bancolombia SA ADR	3,821	159,412
Grupo Argos SA	12,536	61,267
Grupo Aval Acciones y Valores SA	133,651	52,553
Grupo de Inversiones Suramericana SA	6,958	79,847

		401,849

Total Preferred Stocks (Cost $4,331,321)		4,607,113

COMMON STOCKS - 97.5%

Bermuda - 0.0%

United Energy Group Ltd	246,000	50,678

Brazil - 4.7%

Ambev SA	140,040	635,954
Ambev SA ADR	101,517	463,933
Atacadao Distribuicao Comercio e Industria Ltda	20,800	76,277
B2W Cia Digital *	3,700	25,378
B3 SA - Brasil Bolsa Balcao	89,604	519,180
Banco Bradesco SA	26,194	167,014
Banco do Brasil SA	28,016	204,299
Banco Santander Brasil SA	12,300	108,760
BB Seguridade Participacoes SA	32,209	192,207
BRF SA *	18,567	101,006
CCR SA	107,499	225,190
Centrais Eletricas Brasileiras SA *	10,300	39,557
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	81,193
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,310	25,429
Cia Siderurgica Nacional SA *	49,307	114,033
Cia Siderurgica Nacional SA ADR *	8,700	19,836
Cielo SA	54,074	164,021

	Shares	Value
Cosan SA	11,919	$95,652
Embraer SA	44,393	217,977
Energisa SA	2,800	21,347
Engie Brasil Energia SA	9,800	86,096
Equatorial Energia SA	6,941	98,756
Fibria Celulose SA	8,601	160,837
Gerdau SA	6,100	20,164
Hypera SA	13,827	97,645
Itau Unibanco Holding SA	11,246	104,982
Klabin SA	25,182	124,022
Kroton Educacional SA	72,971	205,982
Localiza Rent a Car SA	18,900	106,468
Lojas Americanas SA	6,294	18,624
Lojas Renner SA	51,984	399,030
M Dias Branco SA	3,300	32,186
Magazine Luiza SA	5,438	164,936
Multiplan Empreendimentos Imobiliarios SA	2,100	9,729
Natura Cosmeticos SA	11,321	79,556
Petroleo Brasileiro SA	114,407	686,405
Porto Seguro SA	10,623	155,956
Raia Drogasil SA	15,170	272,069
Rumo SA *	87,900	326,043
Suzano Papel e Celulose SA	26,576	316,394
TIM Participacoes SA	34,131	99,134
Ultrapar Participacoes SA	17,147	158,497
Ultrapar Participacoes SA ADR	2,899	26,845
Usinas Siderurgicas de Minas Gerais SA	5,600	15,766
Vale SA	166,363	2,464,210
WEG SA	5,583	27,303

		9,755,878

Chile - 1.3%

AES Gener SA	129,514	37,396
Aguas Andinas SA ‘A’	155,212	85,900
Banco de Chile	364,084	55,438
Banco de Chile ADR	1,019	92,780
Banco de Credito e Inversiones SA	2,834	191,666
Banco Santander Chile	450,617	36,052
Banco Santander Chile ADR	6,318	202,050
Cencosud SA	105,248	250,195
Cia Cervecerias Unidas SA	3,794	52,880
Cia Cervecerias Unidas SA ADR	5,078	141,676
Colbun SA	434,861	93,809
Empresa Nacional de Telecomunicaciones SA	8,964	76,201
Empresas CMPC SA	50,314	203,050
Empresas COPEC SA	13,646	210,814
Enel Americas SA	574,835	88,536
Enel Americas SA ADR	19,889	153,742
Enel Chile SA *	90,242	9,087
Enel Chile SA ADR	28,974	145,160
Inversiones Aguas Metropolitanas SA *	6,841	10,170
Itau CorpBanca	10,464,118	107,753
Latam Airlines Group SA	10,543	100,262
Latam Airlines Group SA ADR	6,931	65,151
SACI Falabella	26,181	213,094
Sociedad Quimica y Minera de Chile SA ADR	732	33,467

		2,656,329

China - 16.9%

3SBio Inc ~	21,000	35,190
51job Inc ADR *	459	35,338
58.com Inc ADR *	1,781	131,082
AAC Technologies Holdings Inc	22,000	227,179
Agile Group Holdings Ltd	110,000	155,880
Agricultural Bank of China Ltd ‘H’	524,000	256,980
Air China Ltd ‘H’	82,000	78,878
Alibaba Group Holding Ltd ADR *	18,402	3,031,913
Alibaba Health Information Technology Ltd *	68,000	66,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Aluminum Corp of China Ltd ‘H’ *	166,000	$73,760
Angang Steel Co Ltd ‘H’	34,000	30,346
Anhui Conch Cement Co Ltd ‘H’	60,000	360,294
ANTA Sports Products Ltd	41,000	195,727
BAIC Motor Corp Ltd ‘H’ ~	120,000	96,589
Baidu Inc ADR *	3,864	883,620
Bank of China Ltd ‘H’	1,133,400	500,785
Bank of Communications Co Ltd ‘H’	131,925	98,783
BBMG Corp ‘H’	103,000	35,236
Beijing Capital International Airport Co Ltd ‘H’	66,000	80,048
Beijing Enterprises Holdings Ltd	20,000	112,091
Beijing Enterprises Water Group Ltd *	222,000	118,352
Brilliance China Automotive Holdings Ltd	102,000	164,472
BYD Co Ltd ‘H’	28,500	202,629
CGN Power Co Ltd ‘H’ ~	171,000	40,574
China Cinda Asset Management Co Ltd ‘H’	412,000	104,135
China CITIC Bank Corp Ltd ‘H’	225,000	143,681
China Coal Energy Co Ltd ‘H’	58,000	24,433
China Communications Construction Co Ltd ‘H’	143,000	145,799
China Communications Services Corp Ltd ‘H’	72,000	66,392
China Conch Venture Holdings Ltd	49,500	172,860
China Construction Bank Corp ‘H’	1,430,340	1,250,261
China Eastern Airlines Corp Ltd ‘H’	90,000	57,506
China Energy Engineering Corp Ltd ‘H’	54,000	6,415
China Everbright Bank Co Ltd ‘H’	88,000	38,977
China Everbright International Ltd	86,333	74,539
China Evergrande Group	92,000	256,854
China Galaxy Securities Co Ltd ‘H’	133,000	61,872
China Hongqiao Group Ltd	61,500	40,790
China Huarong Asset Management Co Ltd ‘H’ ~	800,000	147,039
China Huishan Dairy Holdings Co Ltd * Ω ±	88,000	16
China International Capital Corp Ltd ‘H’ ~	26,000	47,889
China International Marine Containers Group Co Ltd ‘H’	10,400	11,011
China Jinmao Holdings Group Ltd	326,000	148,352
China Life Insurance Co Ltd ‘H’	95,000	215,900
China Longyuan Power Group Corp Ltd ‘H’	83,000	69,894
China Mengniu Dairy Co Ltd	60,000	199,464
China Merchants Bank Co Ltd ‘H’	70,300	284,263
China Merchants Port Holdings Co Ltd	46,957	89,768
China Merchants Securities Co Ltd ‘H’ ~	13,600	16,379
China Minsheng Banking Corp Ltd ‘H’	173,500	128,651
China Mobile Ltd	63,000	619,406
China Mobile Ltd ADR	18,350	897,865
China Molybdenum Co Ltd ‘H’	120,000	50,127
China National Building Material Co Ltd ‘H’	252,000	223,476
China Oilfield Services Ltd ‘H’	70,000	76,092
China Overseas Land & Investment Ltd	168,000	525,995
China Pacific Insurance Group Co Ltd ‘H’	42,400	162,926
China Petroleum & Chemical Corp ‘H’	776,400	780,087
China Railway Construction Corp Ltd ‘H’	89,500	120,863
China Railway Group Ltd ‘H’	132,000	130,801
China Railway Signal & Communication Corp Ltd ‘H’ ~	52,000	36,791
China Reinsurance Group Corp ‘H’	189,000	37,416
China Resources Beer Holdings Co Ltd	43,333	173,772
China Resources Cement Holdings Ltd	134,000	155,833
China Resources Gas Group Ltd	46,000	187,060
China Resources Land Ltd	132,444	464,097
China Resources Pharmaceutical Group Ltd ~	58,000	92,019
China Resources Power Holdings Co Ltd	64,000	112,915
China Shenhua Energy Co Ltd ‘H’	77,500	176,503
China Southern Airlines Co Ltd ‘H’	124,000	79,035
China State Construction International Holdings Ltd	74,250	78,651

	Shares	Value
China Taiping Insurance Holdings Co Ltd	66,634	$233,458
China Telecom Corp Ltd ‘H’	152,000	75,559
China Telecom Corp Ltd ADR	1,644	81,246
China Unicom Hong Kong Ltd	286,000	334,121
China Unicom Hong Kong Ltd ADR	4,313	50,419
China Vanke Co Ltd ‘H’	57,200	188,574
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	78,584
CIFI Holdings Group Co Ltd	88,000	40,299
CITIC Ltd	83,000	123,622
CITIC Securities Co Ltd ‘H’	57,000	101,056
CNOOC Ltd	213,000	421,767
CNOOC Ltd ADR	2,323	458,885
COSCO SHIPPING Development Co Ltd ‘H’ *	22,000	2,973
COSCO SHIPPING Holdings Co Ltd ‘H’ *	114,000	47,203
Country Garden Holdings Co Ltd	358,580	451,876
Country Garden Services Holdings Co Ltd *	22,710	38,343
CRRC Corp Ltd ‘H’	83,000	75,691
CSC Financial Co Ltd ‘H’ * ~	16,000	9,300
CSPC Pharmaceutical Group Ltd	124,000	262,289
Ctrip.com International Ltd ADR *	9,696	360,400
Dali Foods Group Co Ltd ~	87,000	62,566
Datang International Power Generation Co Ltd ‘H’	124,000	31,338
Dongfeng Motor Group Co Ltd ‘H’	104,000	107,173
ENN Energy Holdings Ltd	27,000	234,728
Everbright Securities Co Ltd ‘H’ ~	11,000	9,744
Fosun International Ltd	70,792	124,740
Fuyao Glass Industry Group Co Ltd ‘H’ ~	25,200	91,304
GDS Holdings Ltd ADR *	584	20,516
Geely Automobile Holdings Ltd	180,000	358,463
Genscript Biotech Corp *	8,000	13,420
GF Securities Co Ltd ‘H’	24,000	30,694
Great Wall Motor Co Ltd ‘H’	97,500	61,968
Guangdong Investment Ltd	76,000	134,669
Guangzhou Automobile Group Co Ltd ‘H’	62,400	68,944
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	10,000	35,569
Guangzhou R&F Properties Co Ltd ‘H’	65,200	119,621
Guotai Junan Securities Co Ltd ‘H’ ~	5,600	11,480
Haitong Securities Co Ltd ‘H’	80,400	72,972
Hanergy Thin Film Power Group Ltd * Ω ±	122,000	599
Hengan International Group Co Ltd	31,000	284,891
Huadian Power International Corp Ltd ‘H’	64,000	24,975
Huaneng Power International Inc ‘H’	116,000	76,011
Huatai Securities Co Ltd ‘H’ * ~	35,800	51,236
Huazhu Group Ltd ADR	3,696	119,381
Industrial & Commercial Bank of China Ltd ‘H’	1,471,045	1,074,000
JD.com Inc ADR *	7,971	207,963
Jiangsu Expressway Co Ltd ‘H’	46,000	59,007
Jiangxi Copper Co Ltd ‘H’	39,000	45,365
Kunlun Energy Co Ltd	206,000	239,757
Legend Holdings Corp ‘H’ ~	8,300	25,366
Lenovo Group Ltd	468,000	340,982
Logan Property Holdings Co Ltd	78,000	87,869
Longfor Properties Co Ltd	71,000	183,022
Metallurgical Corp of China Ltd ‘H’	77,000	21,642
Minth Group Ltd	8,000	32,913
MMG Ltd *	120,000	61,778
Momo Inc ADR *	6,453	282,641
NetEase Inc ADR	1,611	367,711
New China Life Insurance Co Ltd ‘H’	18,800	89,885
New Oriental Education & Technology Group Inc ADR *	1,767	130,776
Orient Securities Co Ltd ~	14,000	8,984
PetroChina Co Ltd ‘H’	518,000	419,267
PICC Property & Casualty Co Ltd ‘H’	154,341	181,646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Ping An Insurance Group Co of China Ltd ‘H’	132,000	$1,337,187
Postal Savings Bank of China Co Ltd ‘H’ ~	51,000	32,048
Semiconductor Manufacturing International Corp *	134,800	145,265
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	40,000	39,472
Shanghai Electric Group Co Ltd ‘H’	58,000	20,703
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	12,500	49,120
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	30,000	74,993
Shenzhou International Group Holdings Ltd	17,000	218,129
Shimao Property Holdings Ltd	92,426	229,526
Silergy Corp	2,000	36,026
Sinopec Engineering Group Co Ltd ‘H’	30,500	34,839
Sinopec Shanghai Petrochemical Co Ltd ‘H’	190,000	115,881
Sinopharm Group Co Ltd ‘H’	55,200	270,065
Sunac China Holdings Ltd	105,000	321,730
Sunny Optical Technology Group Co Ltd	19,100	220,511
Tencent Holdings Ltd	114,700	4,683,296
The People’s Insurance Co Group of China Ltd ‘H’	191,000	85,593
Tingyi Cayman Islands Holding Corp	96,000	176,344
TravelSky Technology Ltd ‘H’	34,000	88,404
Tsingtao Brewery Co Ltd ‘H’	10,000	46,909
Uni-President China Holdings Ltd	47,000	50,024
Vipshop Holdings Ltd ADR *	8,726	54,450
Want Want China Holdings Ltd	189,000	158,989
Weibo Corp ADR *	753	55,067
Weichai Power Co Ltd ‘H’	128,800	159,447
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	28,600	30,616
Yanzhou Coal Mining Co Ltd ‘H’	124,000	143,374
Yum China Holdings Inc	9,477	332,737
YY Inc ADR *	1,280	95,898
Zhejiang Expressway Co Ltd ‘H’	2,000	1,664
Zhongsheng Group Holdings Ltd	40,500	98,300
Zhuzhou CRRC Times Electric Co Ltd ‘H’	17,600	100,530
Zijin Mining Group Co Ltd ‘H’	288,000	110,639
ZTE Corp ‘H’ *	11,600	21,194
ZTO Express Cayman Inc ADR *	8,846	146,578

		35,225,902

Colombia - 0.5%

Almacenes Exito SA	3,500	17,224
Banco de Bogota SA	3,253	73,035
Bancolombia SA	8,203	88,320
Cementos Argos SA (BOG)	10,003	25,997
Corp Financiera Colombiana SA *	1,990	14,776
Ecopetrol SA	104,999	142,820
Ecopetrol SA ADR	6,782	182,639
Grupo Argos SA	18,939	104,194
Grupo de Inversiones Suramericana SA	8,945	104,944
Grupo Energia Bogota SA ESP	42,482	28,749
Grupo Nutresa SA	5,542	45,267
Interconexion Electrica SA ESP	22,633	102,211

		930,176

Czech Republic - 0.2%

CEZ AS	9,488	242,630
Komercni banka AS	2,366	96,804
Moneta Money Bank AS ~	17,746	65,295
O2 Czech Republic AS	2,533	29,562
Philip Morris CR AS	16	10,702

		444,993

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	43,604	198,834
Egyptian Financial Group-Hermes Holding Co GDR *	174	345

		199,179

	Shares	Value
Greece - 0.2%

Alpha Bank AE *	1,371	$1,973
Hellenic Petroleum SA	3,272	28,541
Hellenic Telecommunications Organization SA	8,164	100,105
JUMBO SA	3,234	48,062
Motor Oil Hellas Corinth Refineries SA	181	4,728
National Bank of Greece SA *	423	860
OPAP SA	9,355	98,208
Piraeus Bank SA *	31	68
Titan Cement Co SA	1,910	47,495

		330,040

Hong Kong - 0.4%

China Gas Holdings Ltd	61,200	173,212
Fullshare Holdings Ltd *	215,000	103,235
Haier Electronics Group Co Ltd	53,000	143,489
Kingboard Holdings Ltd	15,000	48,828
Nine Dragons Paper Holdings Ltd	93,000	100,283
Sino Biopharmaceutical Ltd	183,000	170,214
Sun Art Retail Group Ltd	99,500	129,082

		868,343

Hungary - 0.4%

MOL Hungarian Oil & Gas PLC	43,117	464,410
OTP Bank PLC	10,178	377,182
Richter Gedeon Nyrt	1,626	30,409

		872,001

India - 12.5%

3M India Ltd *	66	20,551
ABB India Ltd	1,174	22,841
ACC Ltd	3,461	74,159
Adani Ports & Special Economic Zone Ltd	39,400	178,822
Adani Transmission Ltd *	9,742	21,561
Aditya Birla Capital Ltd *	37,484	59,307
Aditya Birla Fashion & Retail Ltd *	12,205	30,909
AIA Engineering Ltd	1,359	33,348
Ambuja Cements Ltd	31,125	96,077
Apollo Hospitals Enterprise Ltd	1,689	24,285
Apollo Tyres Ltd	17,529	51,340
Ashok Leyland Ltd	84,431	138,763
Asian Paints Ltd	15,439	275,633
Aurobindo Pharma Ltd	21,707	222,917
Avenue Supermarts Ltd * ~	2,279	43,921
Axis Bank Ltd *	52,551	444,789
Bajaj Auto Ltd	3,776	140,019
Bajaj Finance Ltd	7,479	223,887
Bajaj Finserv Ltd	2,420	200,690
Bajaj Holdings & Investment Ltd	2,030	86,681
Balkrishna Industries Ltd	5,243	73,679
Bank of Baroda *	29,605	40,674
Bank of India *	7,646	8,118
Bayer CropScience Ltd	167	10,035
Berger Paints India Ltd	12,181	49,275
Bharat Electronics Ltd	25,531	28,314
Bharat Forge Ltd	15,768	130,795
Bharat Heavy Electricals Ltd	59,103	55,877
Bharat Petroleum Corp Ltd	31,662	163,388
Bharti Airtel Ltd	78,556	366,947
Bharti Infratel Ltd	22,917	83,149
Biocon Ltd	4,888	46,625
Bosch Ltd	249	68,484
Britannia Industries Ltd	558	44,820
Cadila Healthcare Ltd	13,074	69,619
Canara Bank *	8,848	26,995
Castrol India Ltd	10,354	20,411
Central Bank of India *	10,195	5,792
Cholamandalam Investment & Finance Co Ltd	4,554	73,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Cipla Ltd	18,131	$163,596
Coal India Ltd	23,173	85,137
Colgate-Palmolive India Ltd	3,475	51,851
Container Corp Of India Ltd	7,840	67,868
Crompton Greaves Consumer Electricals Ltd	2,937	9,074
Cummins India Ltd	2,645	24,566
Dabur India Ltd	18,862	111,094
Dalmia Bharat Ltd	1,877	60,133
Dewan Housing Finance Corp Ltd	11,337	43,023
Divi’s Laboratories Ltd	5,571	100,731
DLF Ltd	28,719	64,533
Dr Reddy’s Laboratories Ltd	3,966	138,116
Dr Reddy’s Laboratories Ltd ADR	1,737	60,100
Edelweiss Financial Services Ltd	31,599	82,721
Eicher Motors Ltd	631	210,550
Emami Ltd	6,390	43,596
Endurance Technologies Ltd ~	1,090	19,951
Exide Industries Ltd	10,399	38,094
Federal Bank Ltd	92,355	90,118
Future Retail Ltd *	1,567	10,084
GAIL India Ltd	38,256	200,033
GAIL India Ltd GDR ~	497	15,635
Gillette India Ltd	251	23,169
GlaxoSmithKline Consumer Healthcare Ltd	456	45,655
GlaxoSmithKline Pharmaceuticals Ltd	626	12,519
Glenmark Pharmaceuticals Ltd	16,135	140,762
Godrej Consumer Products Ltd	19,713	209,069
Godrej Industries Ltd	3,691	26,309
Grasim Industries Ltd	14,277	201,289
GRUH Finance Ltd	8,133	34,139
Havells India Ltd	9,095	74,603
HCL Technologies Ltd	29,263	439,147
HDFC Bank Ltd	34,344	948,652
HEG Ltd	365	16,852
Hero MotoCorp Ltd	2,851	115,383
Hindalco Industries Ltd	100,908	319,868
Hindustan Petroleum Corp Ltd	31,097	107,838
Hindustan Unilever Ltd	30,879	685,302
Honeywell Automation India Ltd	75	21,528
Housing Development Finance Corp Ltd	49,162	1,190,013
ICICI Bank Ltd	72,623	306,543
ICICI Prudential Life Insurance Co Ltd ~	3,189	14,690
IDBI Bank Ltd	16,928	11,723
IDFC Bank Ltd	44,967	22,521
IIFL Holdings Ltd	6,089	42,809
Indiabulls Housing Finance Ltd	25,605	302,808
Indiabulls Ventures Ltd	2,607	19,398
Indian Bank *	7,670	24,079
Indian Oil Corp Ltd	50,906	107,678
Indraprastha Gas Ltd	7,887	26,446
IndusInd Bank Ltd	8,004	186,718
Info Edge India Ltd	1,347	26,445
Infosys Ltd	135,018	1,356,367
Infosys Ltd ADR	12,198	124,054
InterGlobe Aviation Ltd ~	3,974	45,293
ITC Ltd	159,328	654,580
Jindal Steel & Power Ltd *	21,411	58,050
JSW Steel Ltd	111,937	589,630
Jubilant Foodworks Ltd	3,614	61,343
Kansai Nerolac Paints Ltd	2,103	13,349
Kotak Mahindra Bank Ltd	23,192	365,434
L&T Finance Holdings Ltd	31,602	56,516
Larsen & Toubro Infotech Ltd ~	1,181	31,240
Larsen & Toubro Ltd	21,329	374,545
LIC Housing Finance Ltd	33,724	194,340
Lupin Ltd	12,899	160,337
Mahindra & Mahindra Financial Services Ltd	14,914	82,424
Mahindra & Mahindra Ltd	26,204	311,294
Mangalore Refinery & Petrochemicals Ltd	10,554	10,455

	Shares	Value
Marico Ltd	24,048	$110,521
Maruti Suzuki India Ltd	5,095	516,572
Mindtree Ltd	6,706	95,627
Motherson Sumi Systems Ltd	34,335	121,685
Mphasis Ltd	3,871	62,669
MRF Ltd	99	86,878
Muthoot Finance Ltd	9,775	54,411
Nestle India Ltd	1,293	173,043
NHPC Ltd	121,339	37,863
NTPC Ltd	47,900	110,221
Oberoi Realty Ltd	4,669	26,137
Oil & Natural Gas Corp Ltd	35,954	87,937
Oil India Ltd (NYSE)	8,736	26,470
Oracle Financial Services Software Ltd	1,426	77,074
Page Industries Ltd	354	160,637
Petronet LNG Ltd	69,257	214,812
Pidilite Industries Ltd	5,995	86,511
Piramal Enterprises Ltd	3,943	125,077
PNB Housing Finance Ltd ~	2,068	25,311
Power Finance Corp Ltd	42,871	45,023
Power Grid Corp of India Ltd	65,479	170,317
Procter & Gamble Hygiene & Health Care Ltd	445	59,675
Punjab National Bank *	20,073	16,551
Quess Corp Ltd * ~	650	7,968
Rajesh Exports Ltd	5,961	55,586
RBL Bank Ltd ~	4,038	28,532
Reliance Industries Ltd	105,811	1,836,775
Rural Electrification Corp Ltd (XNSE)	78,099	105,599
Shree Cement Ltd	406	94,657
Shriram City Union Finance Ltd	346	7,892
Shriram Transport Finance Co Ltd	10,113	160,603
Siemens Ltd	2,517	32,828
State Bank of India *	61,648	225,939
Steel Authority of India Ltd *	36,180	34,089
Sun Pharmaceutical Industries Ltd	24,787	213,110
Sun TV Network Ltd	5,030	42,648
Sundaram Finance Holdings Ltd	415	577
Sundaram Finance Ltd	1,345	28,107
Supreme Industries Ltd	1,709	23,733
Tata Chemicals Ltd	9,007	86,058
Tata Communications Ltd	4,244	29,313
Tata Consultancy Services Ltd	43,995	1,325,351
Tata Global Beverages Ltd	20,394	65,769
Tata Motors Ltd *	139,254	429,877
Tata Motors Ltd ADR *	3,376	51,855
Tata Steel Ltd (NYSE)	39,476	316,654
Tech Mahindra Ltd	38,288	393,791
The Indian Hotels Co Ltd	16,687	31,522
The Ramco Cements Ltd	4,166	36,981
The Tata Power Co Ltd	60,630	55,079
Titan Co Ltd	10,312	114,641
Torrent Pharmaceuticals Ltd	2,397	54,642
TVS Motor Co Ltd	7,316	56,544
UltraTech Cement Ltd	2,912	163,161
United Breweries Ltd	2,860	53,570
United Spirits Ltd *	15,320	108,724
UPL Ltd	41,104	376,786
Vakrangee Ltd	5,700	2,232
Vedanta Ltd	146,859	470,780
Vodafone Idea Ltd *	155,957	82,972
Voltas Ltd	2,882	21,169
Whirlpool of India Ltd	1,327	24,712
Wipro Ltd	51,749	230,978
Yes Bank Ltd	129,252	327,734
Zee Entertainment Enterprises Ltd	24,360	147,509

		26,088,739

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Indonesia - 2.6%

P.T. Adaro Energy Tbk	1,948,600	$239,762
P.T. Astra International Tbk	802,200	395,242
P.T. Bank Central Asia Tbk	304,100	492,566
P.T. Bank Danamon Indonesia Tbk	225,400	108,897
P.T. Bank Mandiri Persero Tbk	604,458	272,377
P.T. Bank Negara Indonesia Persero Tbk	434,700	215,868
P.T. Bank Pan Indonesia Tbk *	133,300	8,761
P.T. Bank Rakyat Indonesia Persero Tbk	2,226,100	470,416
P.T. Bank Tabungan Negara Persero Tbk	283,000	49,917
P.T. Barito Pacific Tbk	540,200	66,682
P.T. Bukit Asam Tbk	236,700	68,558
P.T. Bumi Serpong Damai Tbk *	517,200	40,054
P.T. Charoen Pokphand Indonesia Tbk	475,400	161,916
P.T. Gudang Garam Tbk	29,600	147,058
P.T. Indah Kiat Pulp & Paper Corp Tbk	233,500	271,685
P.T. Indo Tambangraya Megah Tbk	35,500	61,584
P.T. Indocement Tunggal Prakarsa Tbk	74,400	92,336
P.T. Indofood CBP Sukses Makmur Tbk	118,700	70,345
P.T. Indofood Sukses Makmur Tbk	522,700	206,971
P.T. Indosat Tbk	30,500	6,243
P.T. Japfa Comfeed Indonesia Tbk	159,300	21,915
P.T. Jasa Marga Persero Tbk	103,744	31,094
P.T. Kalbe Farma Tbk	785,300	72,738
P.T. Matahari Department Store Tbk	127,800	59,389
P.T. Mayora Indah Tbk	297,475	54,276
P.T. Mitra Keluarga Karyasehat Tbk *	244,600	28,643
P.T. Pabrik Kertas Tjiwi Kimia Tbk	45,000	41,590
P.T. Pakuwon Jati Tbk	1,030,100	35,625
P.T. Perusahaan Gas Negara Persero Tbk	517,400	78,047
P.T. Sarana Menara Nusantara Tbk	1,062,000	34,779
P.T. Semen Baturaja Persero Tbk	44,300	8,146
P.T. Semen Indonesia Persero Tbk	198,100	131,874
P.T. Sumber Alfaria Trijaya Tbk	956,100	59,670
P.T. Surya Citra Media Tbk	313,700	39,464
P.T. Telekomunikasi Indonesia Persero Tbk	1,144,600	280,170
P.T. Telekomunikasi Indonesia Persero Tbk ADR	10,360	253,613
P.T. Tower Bersama Infrastructure Tbk	63,000	23,757
P.T. Unilever Indonesia Tbk	80,800	255,009
P.T. United Tractors Tbk	103,796	229,808
P.T. Vale Indonesia Tbk *	156,800	39,006
P.T. Waskita Karya Persero Tbk	475,800	54,259
P.T. XL Axiata Tbk *	369,100	68,339

		5,348,449

Malaysia - 3.2%

AirAsia Group Bhd	232,100	177,169
Alliance Bank Malaysia Bhd	63,900	64,544
AMMB Holdings Bhd	99,800	99,577
Astro Malaysia Holdings Bhd	95,100	33,802
Axiata Group Bhd	146,874	161,779
Batu Kawan Bhd	4,200	17,254
BIMB Holdings Bhd	33,900	31,048
British American Tobacco Malaysia Bhd	9,400	72,047
Bursa Malaysia Bhd	43,700	82,550
Carlsberg Brewery Malaysia Bhd ‘B’	4,400	21,264
CIMB Group Holdings Bhd	163,700	237,664
Dialog Group Bhd	94,852	79,981
DiGi.Com Bhd	138,700	161,503
FGV Holdings Bhd	151,500	56,700
Fraser & Neave Holdings Bhd	7,200	65,624
Gamuda Bhd	72,500	58,882
Genting Bhd	208,200	392,857
Genting Malaysia Bhd	131,800	158,882
Genting Plantations Bhd	21,200	48,614
HAP Seng Consolidated Bhd	26,700	63,862
Hartalega Holdings Bhd	89,600	143,243
Heineken Malaysia Bhd	6,000	29,170

	Shares	Value
Hong Leong Bank Bhd	17,472	$86,893
Hong Leong Financial Group Bhd	20,536	95,722
IHH Healthcare Bhd	56,000	70,488
IJM Corp Bhd	210,700	91,584
Inari Amertron Bhd	119,350	65,764
IOI Corp Bhd	114,946	126,095
IOI Properties Group Bhd	95,406	38,511
Kuala Lumpur Kepong Bhd	22,600	136,304
LPI Capital Bhd	12,920	53,079
Malayan Banking Bhd	154,918	366,401
Malaysia Airports Holdings Bhd	71,100	152,856
Malaysia Building Society Bhd	72,500	17,674
Maxis Bhd	97,200	137,136
MISC Bhd	82,160	120,324
My EG Services Bhd	90,100	38,068
Nestle Malaysia Bhd	1,400	49,525
Petronas Chemicals Group Bhd	119,100	269,343
Petronas Dagangan Bhd	10,900	69,170
Petronas Gas Bhd	31,300	142,792
PPB Group Bhd	33,360	135,262
Press Metal Aluminium Holdings Bhd	79,520	93,349
Public Bank Bhd	115,270	696,202
QL Resources Bhd	37,180	61,360
RHB Bank Bhd	61,962	80,826
Sime Darby Bhd	103,787	65,441
Sime Darby Plantation Bhd *	103,787	132,759
Sime Darby Property Bhd	103,787	29,579
SP Setia Bhd Group	87,140	56,849
Sunway Bhd	122,100	44,538
Telekom Malaysia Bhd	60,092	46,760
Tenaga Nasional Bhd	124,200	464,381
Top Glove Corp Bhd	45,800	117,914
UMW Holdings Bhd	25,800	31,266
United Plantations Bhd	600	3,900
Westports Holdings Bhd	60,500	55,531
YTL Corp Bhd	526,922	159,051
YTL Power International Bhd	122,757	32,005

		6,692,718

Mexico - 4.3%

Alfa SAB de CV ‘A’	436,875	563,311
America Movil SAB de CV ‘L’	1,630,935	1,310,744
America Movil SAB de CV ‘L’ ADR	3,158	50,717
Arca Continental SAB de CV	20,795	134,322
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ‘B’	141,152	219,791
Becle S.A.B. de C.V.	6,945	11,256
Cemex SAB de CV *	908,665	638,017
Coca-Cola Femsa SAB de CV ‘L’	14,920	91,095
Coca-Cola Femsa SAB de CV ADR	852	52,176
El Puerto de Liverpool SAB de CV ‘C1’	11,613	87,150
Fomento Economico Mexicano SAB de CV	46,560	460,724
Gruma SAB de CV ‘B’	19,624	250,873
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	18,794	205,455
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,043	113,875
Grupo Aeroportuario del Sureste SAB de CV ‘B’	7,471	152,753
Grupo Aeroportuario del Sureste SAB de CV ADR	404	82,873
Grupo Bimbo SAB de CV ‘A’	103,857	221,488
Grupo Carso SAB de CV ‘A1’	25,942	86,044
Grupo Elektra SAB de CV	4,339	197,873
Grupo Financiero Banorte SAB de CV ‘O’	87,164	630,185
Grupo Financiero Inbursa SAB de CV ‘O’	140,984	221,187
Grupo Lala SAB de CV	16,523	18,895
Grupo Mexico SAB de CV ‘B’	206,023	593,937
Grupo Televisa SAB	157,706	560,744

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	29,166	$49,093
Industrias Penoles SAB de CV	13,870	238,927
Infraestructura Energetica Nova SAB de CV	28,804	143,127
Kimberly-Clark de Mexico SAB de CV ‘A’	96,614	171,917
Megacable Holdings SAB de CV	3,395	17,467
Mexichem SAB de CV	136,163	468,283
Organizacion Soriana SAB de CV ‘B’ *	14,743	25,879
Promotora y Operadora de Infraestructura SAB de CV	13,759	146,376
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	10,107
Wal-Mart de Mexico SAB de CV	260,080	792,581

		9,019,242

Netherlands - 0.0%

VEON Ltd ADR	23,800	69,020

Peru - 0.3%

Cementos Pacasmayo SAA ADR	575	6,009
Cia de Minas Buenaventura SAA ADR	5,113	68,565
Credicorp Ltd	2,386	532,269
Grana y Montero SAA ADR *	1,724	4,655

		611,498

Philippines - 1.3%

Aboitiz Equity Ventures Inc	83,970	76,066
Aboitiz Power Corp	50,900	31,512
Alliance Global Group Inc *	361,600	83,519
Ayala Corp	13,350	229,242
Ayala Land Inc	342,100	253,582
Bank of the Philippine Islands	38,529	59,407
BDO Unibank Inc	57,593	127,699
Bloomberry Resorts Corp *	163,200	26,482
DMCI Holdings Inc	407,650	85,849
Emperador Inc	61,300	7,987
Energy Development Corp *	87,564	11,474
Globe Telecom Inc	2,025	82,454
GT Capital Holdings Inc	6,116	92,701
International Container Terminal Services Inc	42,630	74,246
JG Summit Holdings Inc	142,790	142,466
Jollibee Foods Corp	21,990	104,555
LT Group Inc	131,900	35,154
Manila Electric Co	11,330	71,347
Megaworld Corp	805,000	65,562
Metro Pacific Investments Corp	766,700	67,341
Metropolitan Bank & Trust Co	53,152	65,936
PLDT Inc	4,350	109,596
PLDT Inc ADR	3,492	89,744
Puregold Price Club Inc	102,100	85,114
Robinsons Retail Holdings Inc	15,840	23,366
San Miguel Corp	44,640	140,063
Security Bank Corp	15,470	44,081
Semirara Mining & Power Corp	63,480	31,370
SM Investments Corp	7,452	124,637
SM Prime Holdings Inc	260,300	174,184
Top Frontier Investment Holdings Inc *	1,506	7,814
Universal Robina Corp	51,720	138,184

		2,762,734

Poland - 1.6%

Alior Bank SA *	6,804	116,121
Bank Handlowy w Warszawie SA	2,265	47,411
Bank Millennium SA *	45,483	114,133
Bank Polska Kasa Opieki SA	3,575	102,888
CCC SA	1,282	76,430
CD Projekt SA *	3,773	191,559

	Shares	Value
Cyfrowy Polsat SA *	14,421	$86,973
Dino Polska SA * ~	1,557	42,042
Grupa Azoty SA	2,665	22,827
Grupa Lotos SA	12,455	253,329
ING Bank Slaski SA	1,065	52,728
Jastrzebska Spolka Weglowa SA *	4,221	75,945
KGHM Polska Miedz SA *	12,821	309,126
LPP SA	57	133,348
mBank SA	936	113,636
PGE Polska Grupa Energetyczna SA *	73,997	191,258
Polski Koncern Naftowy ORLEN SA	17,334	475,143
Polskie Gornictwo Naftowe i Gazownictwo SA *	65,504	114,978
Powszechna Kasa Oszczednosci Bank Polski SA	29,142	338,548
Powszechny Zaklad Ubezpieczen SA	28,285	304,393
Santander Bank Polska SA	1,270	129,161
Tauron Polska Energia SA *	26,881	12,907

		3,304,884

Romania - 0.0%

NEPI Rockcastle PLC	8,120	73,809

Russia - 1.8%

Gazprom PJSC ADR (SEAQ)	86,571	431,992
Lenta Ltd GDR * ~	2	7
LUKOIL PJSC ADR (SEAQ)	8,049	616,339
Magnitogorsk Iron & Steel Works PJSC GDR ~	7,310	75,474
Mail.Ru Group Ltd GDR * ~	1,833	49,369
MMC Norilsk Nickel PJSC ADR	16,126	278,480
Novatek PJSC GDR (LI) ~	1,521	278,968
Novolipetsk Steel PJSC GDR	3,264	87,850
PhosAgro PJSC GDR ~	3,651	49,581
Rosneft Oil Co PJSC GDR ~	26,674	199,301
Rostelecom PJSC ADR	5,299	33,861
RusHydro PJSC ADR	35,932	32,025
Sberbank of Russia PJSC ADR (SEAQ)	63,045	797,171
Severstal PJSC GDR ~	5,560	92,602
Tatneft PJSC ADR	4,805	366,621
VTB Bank PJSC GDR ~	100,196	134,163
X5 Retail Group NV GDR ~	4,284	96,927

		3,620,731

South Africa - 7.2%

Absa Group Ltd	75,865	813,666
Anglo American Platinum Ltd	4,275	139,763
AngloGold Ashanti Ltd	22,615	195,411
AngloGold Ashanti Ltd ADR	35,545	304,976
Aspen Pharmacare Holdings Ltd	20,705	247,763
Assore Ltd	1,748	42,623
AVI Ltd	7,034	52,870
Bid Corp Ltd	25,090	522,963
Capitec Bank Holdings Ltd	2,458	177,802
Clicks Group Ltd	17,019	210,345
Discovery Ltd	24,474	293,922
Distell Group Holdings Ltd	2,585	19,466
Exxaro Resources Ltd	23,120	237,680
FirstRand Ltd	176,782	847,995
Gold Fields Ltd	1,019	2,442
Gold Fields Ltd ADR	104,737	253,464
Imperial Holdings Ltd	21,225	262,425
Investec Ltd	21,373	150,429
Kumba Iron Ore Ltd	5,245	118,844
Liberty Holdings Ltd	7,269	57,972
Life Healthcare Group Holdings Ltd	114,124	198,206
Mr Price Group Ltd	18,164	292,939
MTN Group Ltd	159,534	987,926
Naspers Ltd ‘N’	11,159	2,403,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Nedbank Group Ltd	22,216	$415,590
Netcare Ltd	85,353	146,125
Pick n Pay Stores Ltd	3,095	15,053
PSG Group Ltd	11,461	185,668
Sanlam Ltd	138,569	774,136
Sappi Ltd	75,573	474,094
Sasol Ltd	7,829	302,481
Sasol Ltd ADR	19,633	758,619
Shoprite Holdings Ltd	29,098	394,012
Sibanye Gold Ltd *	127,353	77,350
Standard Bank Group Ltd	70,606	873,080
Steinhoff International Holdings NV *	111,485	18,132
The Bidvest Group Ltd	30,489	398,819
The Foschini Group Ltd	20,217	248,088
The SPAR Group Ltd	4,825	62,825
Tiger Brands Ltd	14,091	264,065
Truworths International Ltd	25,543	150,656
Vodacom Group Ltd	27,199	242,084
Woolworths Holdings Ltd	92,826	325,440

		14,961,287

South Korea - 17.7%

Amorepacific Corp	963	226,506
AMOREPACIFIC Group	852	71,645
BGF Co Ltd	713	6,041
BGF Retail Co Ltd	381	70,584
BNK Financial Group Inc	18,333	142,103
Celltrion Inc *	2,157	578,067
Celltrion Pharm Inc *	598	43,159
Cheil Worldwide Inc	3,303	64,497
CJ CGV Co Ltd	455	21,289
CJ CheilJedang Corp	900	270,517
CJ Corp	1,580	192,273
CJ ENM Co Ltd	675	150,908
CJ Logistics Corp *	439	62,523
Com2uSCorp	437	57,731
Cosmax Inc	346	48,958
Coway Co Ltd	2,578	201,731
Daelim Industrial Co Ltd	1,871	139,330
Daewoo Engineering & Construction Co Ltd *	11,771	62,793
Daewoo Shipbuilding & Marine Engineering Co Ltd *	3,527	110,162
Daewoong Pharmaceutical Co Ltd	114	19,922
DB Insurance Co Ltd	6,536	428,957
DGB Financial Group Inc	12,067	110,393
Dongsuh Cos Inc	1,510	28,596
Doosan Bobcat Inc	2,356	85,806
Doosan Corp	646	79,468
Doosan Heavy Industries & Construction Co Ltd *	7,568	101,662
Doosan Infracore Co Ltd *	18,694	165,084
Douzone Bizon Co Ltd	1,222	67,295
E-MART Inc	1,486	278,022
F&F Co Ltd	246	18,694
Fila Korea Ltd	2,975	120,353
Grand Korea Leisure Co Ltd	1,775	39,919
Green Cross Corp	147	23,186
Green Cross Holdings Corp	1,544	40,143
GS Engineering & Construction Corp	4,572	215,479
GS Holdings Corp	6,782	336,922
GS Retail Co Ltd	1,455	50,513
Hana Financial Group Inc	19,533	784,305
Hanall Biopharma Co Ltd *	656	19,279
Hankook Tire Co Ltd	4,646	209,741
Hanmi Pharm Co Ltd	244	109,974
Hanmi Science Co Ltd	348	27,541
Hanon Systems	10,301	117,479
Hanssem Co Ltd	584	40,332
Hanwha Aerospace Co Ltd *	1,809	41,413

	Shares	Value
Hanwha Chemical Corp	10,161	$176,764
Hanwha Corp	5,704	168,693
Hanwha Life Insurance Co Ltd	36,237	172,822
HDC Holdings Co Ltd	1,568	32,378
HDC Hyundai Development Co-Engineering & Construction ‘E’ *	2,190	100,492
Hite Jinro Co Ltd	1,761	26,753
HLB Inc *	1,155	124,914
Hotel Shilla Co Ltd	1,825	178,454
Hugel Inc *	76	29,310
Hyosung Advanced Materials Corp *	217	27,681
Hyosung Chemical Corp *	155	21,379
Hyosung Corp	670	28,989
Hyosung Heavy Industries Corp *	453	24,258
Hyosung TNC Co Ltd *	210	35,213
Hyundai Construction Equipment Co Ltd *	300	33,121
Hyundai Department Store Co Ltd	1,057	94,721
Hyundai Electric & Energy System Co Ltd *	186	11,586
Hyundai Elevator Co Ltd	523	52,527
Hyundai Engineering & Construction Co Ltd	5,762	350,447
Hyundai Glovis Co Ltd	1,412	165,459
Hyundai Greenfood Co Ltd	2,987	37,827
Hyundai Heavy Industries Co Ltd *	1,892	229,325
Hyundai Heavy Industries Holdings Co Ltd *	705	257,367
Hyundai Home Shopping Network Corp	246	24,614
Hyundai Marine & Fire Insurance Co Ltd	8,196	309,819
Hyundai Merchant Marine Co Ltd *	9,418	41,752
Hyundai Mipo Dockyard Co Ltd *	742	69,219
Hyundai Mobis Co Ltd	1,888	388,068
Hyundai Motor Co	5,020	585,978
Hyundai Rotem Co Ltd *	1,349	37,092
Hyundai Steel Co	5,676	289,172
Hyundai Wia Corp	952	36,348
Iljin Materials Co Ltd	622	29,994
Industrial Bank of Korea	16,586	227,941
Innocean Worldwide Inc	368	19,375
Kakao Corp	1,178	126,326
Kangwon Land Inc	4,301	111,278
KB Financial Group Inc	11,709	570,275
KCC Corp	405	123,809
KEPCO Plant Service & Engineering Co Ltd	572	17,529
Kia Motors Corp	14,697	464,894
KIWOOM Securities Co Ltd	1,047	92,000
Koh Young Technology Inc	212	20,856
Kolon Industries Inc	1,306	73,225
Korea Aerospace Industries Ltd *	2,070	65,571
Korea Electric Power Corp	9,362	247,797
Korea Gas Corp *	1,256	68,691
Korea Investment Holdings Co Ltd	3,212	220,253
Korea Kolmar Co Ltd	646	43,555
Korea Petrochemical Ind Co Ltd	229	38,083
Korea Zinc Co Ltd	493	193,744
Korean Air Lines Co Ltd	6,435	162,980
KT Corp ADR	3,094	45,946
KT&G Corp	3,345	313,617
Kumho Petrochemical Co Ltd	1,346	119,507
LG Chem Ltd	1,293	425,971
LG Corp	4,997	327,079
LG Display Co Ltd	25,743	444,821
LG Display Co Ltd ADR	2,409	20,886
LG Electronics Inc	9,068	580,267
LG Household & Health Care Ltd	420	483,049
LG Innotek Co Ltd	1,021	120,076
LG Uplus Corp	18,283	301,646
Lotte Chemical Corp	1,298	325,289
Lotte Confectionery Co Ltd	34	5,535
Lotte Corp *	307	15,804
LOTTE Fine Chemical Co Ltd	1,294	60,532
LOTTE Himart Co Ltd	402	24,176
Lotte Shopping Co Ltd	809	152,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
LS Corp	1,801	$111,186
LS Industrial Systems Co Ltd	905	60,817
Macquarie Korea Infrastructure Fund	19,230	157,758
Mando Corp	2,945	91,576
Medy-Tox Inc	277	154,615
Meritz Financial Group Inc	4,599	52,034
Meritz Fire & Marine Insurance Co Ltd	5,935	103,504
Meritz Securities Co Ltd	26,857	100,538
Mirae Asset Daewoo Co Ltd	27,788	212,153
NAVER Corp	1,230	793,915
NCSoft Corp	604	240,980
Netmarble Corp ~	499	51,719
NH Investment & Securities Co Ltd	9,719	125,215
NongShim Co Ltd	164	36,002
OCI Co Ltd	1,731	171,623
Orion Corp	307	29,188
Orion Holdings Corp	2,179	37,031
Ottogi Corp	58	39,056
Pan Ocean Co Ltd *	17,478	82,556
Paradise Co Ltd	2,619	49,456
POSCO	1,596	423,653
POSCO ADR	5,330	351,780
POSCO Chemtech Co Ltd	551	36,264
Posco Daewoo Corp	3,281	61,906
S-1 Corp	975	80,338
S-Oil Corp	1,569	193,806
Samsung C&T Corp	1,655	193,126
Samsung Card Co Ltd	2,268	75,223
Samsung Electro-Mechanics Co Ltd	2,166	271,289
Samsung Electronics Co Ltd	216,239	9,049,787
Samsung Engineering Co Ltd *	4,146	72,129
Samsung Fire & Marine Insurance Co Ltd	1,792	458,804
Samsung Heavy Industries Co Ltd *	30,276	220,477
Samsung Life Insurance Co Ltd	2,017	176,921
Samsung SDI Co Ltd	2,531	589,448
Samsung SDS Co Ltd	852	177,398
Samsung Securities Co Ltd	4,423	130,244
SFA Engineering Corp	658	21,709
Shinhan Financial Group Co Ltd	14,669	592,752
Shinhan Financial Group Co Ltd ADR	253	10,153
Shinsegae Inc	593	193,868
Shinsegae International Inc	109	22,402
SK Discovery Co Ltd	1,558	47,115
SK Holdings Co Ltd	1,641	424,635
SK Hynix Inc	25,922	1,714,944
SK Innovation Co Ltd	2,817	546,047
SK Materials Co Ltd	252	41,451
SK Telecom Co Ltd	561	142,233
SK Telecom Co Ltd ADR	2,053	57,238
SKC Co Ltd	1,729	66,471
SKCKOLONPI Inc	997	42,235
Ssangyong Cement Industrial Co Ltd	9,200	53,496
Taekwang Industrial Co Ltd	32	48,090
Woori Bank	31,772	483,800
Young Poong Corp	31	21,603
Youngone Corp	1,736	61,818
Yuhan Corp	372	81,303
Yungjin Pharmaceutical Co Ltd *	2,468	18,757

		36,884,732

Spain - 0.0%

AmRest Holdings SE *	342	41,697

Taiwan - 15.7%

Accton Technology Corp	31,000	86,388
Acer Inc *	198,789	164,191
Advantech Co Ltd	15,939	118,631
Airtac International Group	7,484	73,284
ASE Technology Holding Co Ltd	196,449	479,831

	Shares	Value
ASE Technology Holding Co Ltd ADR	4,426	$21,378
Asia Cement Corp	133,784	181,801
Asia Pacific Telecom Co Ltd *	143,000	32,544
Asustek Computer Inc	38,667	334,502
AU Optronics Corp	806,000	339,906
AU Optronics Corp ADR	8,622	36,299
Catcher Technology Co Ltd	54,000	593,615
Cathay Financial Holding Co Ltd	263,600	453,024
Chailease Holding Co Ltd	81,967	286,882
Chang Hwa Commercial Bank Ltd	301,564	186,618
Cheng Shin Rubber Industry Co Ltd	120,178	188,908
Chicony Electronics Co Ltd	40,959	82,922
China Airlines Ltd	356,436	107,962
China Development Financial Holding Corp	759,834	283,504
China Life Insurance Co Ltd	162,170	163,061
China Motor Corp	37,000	31,072
China Steel Chemical Corp	4,000	19,053
China Steel Corp	533,007	445,072
Chipbond Technology Corp	48,000	92,601
Chroma ATE Inc	22,000	105,532
Chunghwa Telecom Co Ltd	81,000	291,757
Chunghwa Telecom Co Ltd ADR	6,113	219,518
Compal Electronics Inc	358,092	222,106
Compeq Manufacturing Co Ltd	87,000	68,618
CTBC Financial Holding Co Ltd	675,094	508,289
CTCI Corp	42,000	67,543
Cub Elecparts Inc	2,259	16,822
Delta Electronics Inc	80,150	343,589
E Ink Holdings Inc	40,000	41,087
E.Sun Financial Holding Co Ltd	562,139	415,043
Eclat Textile Co Ltd	8,663	107,206
Epistar Corp	76,000	86,244
Eternal Materials Co Ltd	36,401	31,591
Eva Airways Corp	264,123	128,434
Evergreen Marine Corp Taiwan Ltd	160,142	67,120
Far Eastern New Century Corp	283,965	332,053
Far EasTone Telecommunications Co Ltd	99,000	236,044
Feng TAY Enterprise Co Ltd	21,396	131,764
First Financial Holding Co Ltd	535,647	364,794
Formosa Chemicals & Fibre Corp	119,446	500,556
Formosa Petrochemical Corp	50,000	242,361
Formosa Plastics Corp	98,292	376,533
Formosa Taffeta Co Ltd	67,000	81,718
Foxconn Technology Co Ltd	65,144	158,972
Fubon Financial Holding Co Ltd	278,343	472,109
General Interface Solution Holding Ltd	18,000	75,857
Genius Electronic Optical Co Ltd	2,000	20,727
Giant Manufacturing Co Ltd	17,000	72,901
Gigabyte Technology Co Ltd	39,000	61,534
Global Unichip Corp	5,000	44,386
Globalwafers Co Ltd	12,000	132,240
Gourmet Master Co Ltd	3,643	31,249
Highwealth Construction Corp	57,700	91,397
Hiwin Technologies Corp	17,744	146,609
Hon Hai Precision Industry Co Ltd	350,321	908,445
Hota Industrial Manufacturing Co Ltd	5,510	23,830
Hotai Motor Co Ltd	15,000	128,481
HTC Corp *	44,572	59,184
Hua Nan Financial Holdings Co Ltd	364,387	220,706
Innolux Corp	965,390	335,243
Inventec Corp	199,000	178,556
King Slide Works Co Ltd	2,000	26,261
King Yuan Electronics Co Ltd	17,000	11,339
King’s Town Bank Co Ltd	57,000	57,292
Largan Precision Co Ltd	4,000	475,205
LCY Chemical Corp	24,000	40,784
Lite-On Technology Corp	174,855	219,722
Macronix International	196,500	163,704
MediaTek Inc	39,020	314,855
Mega Financial Holding Co Ltd	526,725	474,214

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Merida Industry Co Ltd	4,400	$20,603
Micro-Star International Co Ltd	54,000	146,065
Nan Ya Plastics Corp	179,394	498,062
Nanya Technology Corp	46,162	88,151
Nien Made Enterprise Co Ltd	10,000	78,264
Novatek Microelectronics Corp	32,000	157,915
Parade Technologies Ltd	2,000	30,514
Pegatron Corp	168,090	336,373
PharmaEssentia Corp *	4,000	23,464
Phison Electronics Corp	12,000	95,637
Pou Chen Corp	259,000	273,463
Powertech Technology Inc	93,300	254,202
Poya International Co Ltd	2,080	18,954
President Chain Store Corp	26,000	305,259
Qisda Corp	136,000	88,672
Quanta Computer Inc	153,000	266,616
Realtek Semiconductor Corp	24,300	108,287
Ruentex Development Co Ltd	55,214	64,477
Ruentex Industries Ltd	72,236	143,528
Shin Kong Financial Holding Co Ltd	618,369	241,834
Simplo Technology Co Ltd	11,000	75,497
Sino-American Silicon Products Inc	60,000	153,878
SinoPac Financial Holdings Co Ltd	689,641	251,759
St Shine Optical Co Ltd	2,000	43,997
Standard Foods Corp	21,884	36,383
Synnex Technology International Corp	88,850	113,233
TA Chen Stainless Pipe	61,000	106,832
Taichung Commercial Bank Co Ltd	37,105	13,062
TaiMed Biologics Inc *	4,000	24,657
Taishin Financial Holding Co Ltd	656,020	316,810
Taiwan Business Bank	296,157	107,645
Taiwan Cement Corp	323,062	434,685
Taiwan Cooperative Financial Holding Co Ltd	466,881	284,370
Taiwan Fertilizer Co Ltd	50,000	76,135
Taiwan Glass Industry Corp	87,123	46,333
Taiwan High Speed Rail Corp	55,000	53,864
Taiwan Mobile Co Ltd	70,400	252,427
Taiwan Secom Co Ltd	12,000	34,668
Taiwan Semiconductor Manufacturing Co Ltd	1,031,779	8,804,720
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,186	405,654
Tatung Co Ltd *	132,000	174,152
TCI Co Ltd	4,298	69,096
Teco Electric & Machinery Co Ltd	129,000	93,563
Tripod Technology Corp	39,000	106,454
Uni-President Enterprises Corp	204,994	534,830
United Microelectronics Corp	1,084,000	571,934
Vanguard International Semiconductor Corp	56,000	124,980
Voltronic Power Technology Corp	4,000	70,157
Walsin Lihwa Corp	230,000	154,743
Walsin Technology Corp	7,000	48,838
Wan Hai Lines Ltd	46,000	25,151
Win Semiconductors Corp	24,202	106,549
Winbond Electronics Corp	250,178	118,989
Wistron Corp	227,833	148,406
WPG Holdings Ltd ±	124,000	154,086
Yageo Corp	9,465	142,128
Yuanta Financial Holding Co Ltd	568,169	299,511
Zhen Ding Technology Holding Ltd	49,000	109,410

		32,665,099

Thailand - 3.5%

Advanced Info Service PCL	51,900	322,631
Airports of Thailand PCL	186,800	378,336
Bangchak Corp PCL	49,300	53,746
Bangkok Bank PCL NVDR	8,200	53,259
Bangkok Dusit Medical Services PCL ‘F’	181,800	143,340
Bangkok Expressway & Metro PCL	456,200	122,726

	Shares	Value
Bangkok Life Assurance PCL	18,480	$18,575
Bangkok Life Assurance PCL NVDR	12,100	12,162
Banpu PCL	183,550	108,430
Banpu Power PCL	27,800	22,554
Beauty Community PCL	60,900	22,793
Berli Jucker PCL	48,400	89,052
BTS Group Holdings PCL	252,700	72,684
Bumrungrad Hospital PCL	21,000	120,715
Central Pattana PCL	48,200	123,706
Central Plaza Hotel PCL	49,000	63,269
Charoen Pokphand Foods PCL	226,500	176,844
CP ALL PCL	204,700	436,826
Delta Electronics Thailand PCL	20,600	44,430
Electricity Generating PCL	8,100	59,055
Energy Absolute PCL	62,000	92,432
Esso Thailand PCL	77,600	37,443
Global Power Synergy PCL ‘F’	34,000	71,233
Glow Energy PCL	29,600	80,557
Home Product Center PCL	243,359	118,966
Indorama Ventures PCL	60,900	111,127
Intouch Holdings PCL NVDR	19,600	32,720
Intouch Holdings PCL ‘F’	21,900	36,265
IRPC PCL	756,100	159,024
Jasmine International PCL	87,900	15,087
Kasikornbank PCL	33,600	226,471
Kasikornbank PCL NVDR	17,900	119,553
KCE Electronics PCL	13,000	16,993
Kiatnakin Bank PCL	25,700	59,817
Krung Thai Bank PCL	213,675	133,468
Krungthai Card PCL	34,000	37,883
Land & Houses PCL	63,480	22,602
Land & Houses PCL NVDR	112,300	39,934
Minor International PCL	68,680	87,086
MK Restaurants Group PCL	14,100	31,605
Muangthai Capital PCL	33,900	50,607
Pruksa Holding PCL	44,600	29,229
PTT Exploration & Production PCL	65,241	313,111
PTT Global Chemical PCL	155,800	391,512
PTT PCL	555,000	931,727
Ratchaburi Electricity Generating Holding PCL	27,000	43,205
Robinson PCL	20,900	45,609
Siam City Cement PCL	4,648	35,922
Siam Global House PCL	83,525	54,295
Srisawad Corp PCL	23,644	35,336
Star Petroleum Refining PCL	165,700	76,360
Thai Oil PCL	98,900	270,797
Thai Union Group PCL ‘F’	134,300	74,331
Thanachart Capital PCL	63,300	105,206
The Siam Cement PCL	15,300	222,266
The Siam Commercial Bank PCL	43,000	198,103
Tisco Financial Group PCL	19,100	49,475
TMB Bank PCL	932,100	66,317
Total Access Communication PCL	70,100	101,335
TPI Polene Power PCL A	67,000	13,768
True Corp PCL	722,832	135,257
TTW PCL	48,400	18,259
VGI Global Media PCL	102,100	25,095
WHA Corp PCL	380,300	51,287

		7,313,808

Turkey - 0.8%

Akbank T.A.S.	131,875	151,054
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	28,354
Arcelik AS	8,479	19,417
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	26,041
BIM Birlesik Magazalar AS	11,189	150,618
Coca-Cola Icecek AS	5,966	33,322
Enka Insaat ve Sanayi AS	22,994	19,797
Eregli Demir ve Celik Fabrikalari TAS	69,162	126,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Ford Otomotiv Sanayi AS	3,164	$34,458
KOC Holding AS	25,721	72,653
Petkim Petrokimya Holding AS	44,580	39,436
Soda Sanayii AS	22,628	25,966
TAV Havalimanlari Holding AS	12,618	65,268
Tekfen Holding AS	12,823	45,841
Tofas Turk Otomobil Fabrikasi AS	6,770	23,946
Tupras Turkiye Petrol Rafinerileri AS	6,698	148,720
Turk Hava Yollari AO *	50,366	158,861
Turk Telekomunikasyon AS *	33,335	20,043
Turkcell Iletisim Hizmetleri AS	55,457	105,674
Turkcell Iletisim Hizmetleri AS ADR	4,700	22,654
Turkiye Garanti Bankasi AS	112,446	143,362
Turkiye Halk Bankasi AS	44,303	49,113
Turkiye Is Bankasi AS ‘C’	108,736	79,415
Turkiye Sise ve Cam Fabrikalari AS	50,840	49,099
Turkiye Vakiflar Bankasi TAO ‘D’	61,569	38,553
Ulker Biskuvi Sanayi AS *	6,874	19,273
Yapi ve Kredi Bankasi AS *	119,727	37,204

		1,734,335

United Kingdom - 0.2%

Mondi Ltd	10,647	292,387

United States - 0.1%

JBS SA	94,640	219,812

Total Common Stocks (Cost $183,209,793)		203,038,500

	Principal Amount
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $256,498; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $262,399)	$256,489	256,489

Total Short-Term Investment (Cost $256,489)		256,489

TOTAL INVESTMENTS - 99.8% (Cost $187,797,603)		207,902,481

OTHER ASSETS & LIABILITIES, NET - 0.2%		458,589

NET ASSETS - 100.0%		$208,361,070

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.7%
Technology	15.4%
Communications	11.8%
Consumer, Non-Cyclical	10.2%
Consumer, Cyclical	9.8%
Basic Materials	9.1%
Industrial	8.8%
Energy	7.3%
Others (each less than 3.0%)	3.7%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)

Investments with a total aggregate value of $615 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$379	$379	$-	$-
	Preferred Stocks
	Brazil	3,945,542	3,945,542	-	-
	Chile	259,722	72,664	187,058	-
	Colombia	401,849	401,849	-	-

	Total Preferred Stocks	4,607,113	4,420,055	187,058	-

	Common Stocks
	Bermuda	50,678	-	50,678	-
	Brazil	9,755,878	9,755,878	-	-
	Chile	2,656,329	1,959,407	696,922	-
	China	35,225,902	8,282,914	26,942,373	615
	Colombia	930,176	930,176	-	-
	Czech Republic	444,993	272,192	172,801	-
	Egypt	199,179	199,179	-	-
	Greece	330,040	52,790	277,250	-
	Hong Kong	868,343	-	868,343	-
	Hungary	872,001	-	872,001	-
	India	26,088,739	300,649	25,788,090	-
	Indonesia	5,348,449	384,851	4,963,598	-
	Malaysia	6,692,718	623,070	6,069,648	-
	Mexico	9,019,242	9,019,242	-	-
	Netherlands	69,020	69,020	-	-
	Peru	611,498	611,498	-	-
	Philippines	2,762,734	387,307	2,375,427	-
	Poland	3,304,884	113,636	3,191,248	-
	Romania	73,809	73,809	-	-
	Russia	3,620,731	217,605	3,403,126	-
	South Africa	14,961,287	2,080,760	12,880,527	-
	South Korea	36,884,732	2,952,936	33,931,796	-
	Spain	41,697	41,697	-	-
	Taiwan	32,665,099	682,849	31,828,164	154,086
	Thailand	7,313,808	141,269	7,172,539	-
	Turkey	1,734,335	22,654	1,711,681	-
	United Kingdom	292,387	-	292,387	-
	United States	219,812	219,812	-	-

	Total Common Stocks	203,038,500	39,395,200	163,488,599	154,701

	Short-Term Investment	256,489	-	256,489	-

	Total	$207,902,481	$43,815,634	$163,932,146	$154,701

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Canada - 0.0%

Australis Capital Inc @ $1.82 Exp 09/19/19 *	229	$417

Total Warrants (Cost $1,221)		417

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Bayerische Motoren Werke AG	2,080	163,136
Fuchs Petrolub SE	3,626	202,341
Henkel AG & Co KGaA	4,954	580,860
Porsche Automobil Holding SE	7,390	497,477
Sartorius AG	1,767	286,415
Schaeffler AG	10,516	134,136
Volkswagen AG	8,581	1,506,933

		3,371,298

Total Preferred Stocks (Cost $3,793,308)		3,371,298

COMMON STOCKS - 98.5%

Australia - 6.4%

Adelaide Brighton Ltd	15,822	70,653
AGL Energy Ltd	19,378	273,353
ALS Ltd	5,668	36,576
Alumina Ltd	73,693	147,521
Amcor Ltd	34,427	340,249
AMP Ltd	209,737	483,495
Ansell Ltd	2,846	51,913
APA Group >>	29,912	215,706
Aristocrat Leisure Ltd	21,570	442,982
ASX Ltd	3,271	150,456
Atlas Arteria Ltd >>	18,929	95,506
Aurizon Holdings Ltd	117,744	349,575
AusNet Services	91,640	107,642
Australia & New Zealand Banking Group Ltd	77,466	1,576,950
Bank of Queensland Ltd	23,021	183,275
Beach Energy Ltd	111,545	172,689
Bendigo & Adelaide Bank Ltd	30,263	235,031
BHP Billiton Ltd	92,267	2,298,453
BHP Billiton Ltd ADR	16,788	836,714
BHP Billiton PLC	22,625	493,713
BHP Billiton PLC ADR	25,431	1,118,455
BlueScope Steel Ltd	40,548	497,311
Boral Ltd	69,280	345,827
Brambles Ltd	61,210	482,065
Caltex Australia Ltd	18,035	389,625
Challenger Ltd	23,505	190,188
CIMIC Group Ltd	4,087	151,690
Coca-Cola Amatil Ltd	27,130	191,252
Cochlear Ltd	2,285	331,316
Commonwealth Bank of Australia	53,438	2,758,128
Computershare Ltd	17,558	252,856
Crown Resorts Ltd	12,942	127,993
CSL Ltd	16,932	2,460,209
Domino’s Pizza Enterprises Ltd	3,047	117,174
Downer EDI Ltd	38,050	216,962
Evolution Mining Ltd	69,341	132,959
Flight Centre Travel Group Ltd	2,275	87,364
Fortescue Metals Group Ltd	144,374	409,117
Harvey Norman Holdings Ltd	31,468	80,047
Healthscope Ltd	65,409	99,224
Iluka Resources Ltd	13,176	94,678
Incitec Pivot Ltd	109,118	313,741
Insurance Australia Group Ltd	81,088	428,689

	Shares	Value
LendLease Group >>	20,310	$288,564
Link Administration Holdings Ltd	15,241	85,532
Macquarie Group Ltd	11,265	1,024,758
Magellan Financial Group Ltd	4,485	89,665
Medibank Pvt Ltd	143,515	301,772
National Australia Bank Ltd	89,302	1,792,829
Newcrest Mining Ltd	29,785	418,249
Northern Star Resources Ltd	27,160	163,056
Oil Search Ltd	46,768	305,484
Orica Ltd	21,412	263,385
Origin Energy Ltd *	82,741	493,190
Orora Ltd	67,031	160,758
Qantas Airways Ltd	41,954	178,818
QBE Insurance Group Ltd	66,257	532,200
Qube Holdings Ltd	17,594	34,702
Ramsay Health Care Ltd	5,567	220,870
REA Group Ltd	2,211	137,176
Reece Ltd	5,654	46,306
Rio Tinto Ltd	14,119	802,982
Rio Tinto PLC	309	15,586
Rio Tinto PLC ADR	41,315	2,107,891
Santos Ltd	91,332	479,510
SEEK Ltd	15,506	232,173
Seven Group Holdings Ltd	3,529	57,651
Sonic Healthcare Ltd	14,552	261,828
South32 Ltd	65,473	183,999
South32 Ltd ADR	15,908	222,871
Spark Infrastructure Group >>	56,692	91,835
Suncorp Group Ltd	36,515	381,524
Sydney Airport >>	23,355	116,249
Tabcorp Holdings Ltd	93,001	327,203
Telstra Corp Ltd	155,633	358,562
The Star Entertainment Group Ltd	42,438	159,072
TPG Telecom Ltd	28,229	174,129
Transurban Group >>	75,987	615,823
Treasury Wine Estates Ltd	14,275	180,178
Wesfarmers Ltd	38,910	1,401,118
Westpac Banking Corp	93,298	1,876,285
Westpac Banking Corp ADR	11,778	235,678
Whitehaven Coal Ltd	66,820	262,343
WiseTech Global Ltd	711	11,335
Woodside Petroleum Ltd	29,619	826,276
Woolworths Group Ltd	45,376	920,308
WorleyParsons Ltd	6,169	91,116

		38,770,161

Austria - 0.3%

ams AG	1,258	70,806
ANDRITZ AG	2,698	157,362
Erste Group Bank AG	11,793	489,607
OMV AG	5,336	299,344
Raiffeisen Bank International AG	11,201	322,382
Verbund AG	1,349	66,453
voestalpine AG	9,214	420,896

		1,826,850

Belgium - 1.0%

Ageas	11,275	606,129
Anheuser-Busch InBev SA/NV	23,446	2,052,360
Anheuser-Busch InBev SA/NV ADR	5,490	480,759
Colruyt SA	3,153	178,435
KBC Group NV	7,457	554,491
Proximus SADP	12,226	292,055
Solvay SA	7,017	940,655
Telenet Group Holding NV *	2,064	113,725
UCB SA	5,704	512,584
Umicore SA	8,453	472,172

		6,203,365

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	$23,185

Brazil - 0.0%

Yamana Gold Inc	38,177	95,173

Cambodia - 0.0%

NagaCorp Ltd	186,000	194,574

Canada - 8.7%

Agnico Eagle Mines Ltd (NYSE)	2,876	98,359
Agnico Eagle Mines Ltd (TSE)	2,500	85,395
Air Canada *	7,800	166,671
Algonquin Power & Utilities Corp	17,131	177,192
Alimentation Couche-Tard Inc ‘B’	16,150	807,844
AltaGas Ltd	6,679	106,262
ARC Resources Ltd	21,407	238,657
Atco Ltd ‘I’	3,796	110,943
Aurora Cannabis Inc *	7,800	74,941
Australis Capital Inc *	229	410
B2Gold Corp *	26,200	59,635
Bank of Montreal (NYSE)	18,805	1,551,977
Bank of Montreal (TSE)	7,130	588,108
Barrick Gold Corp (NYSE)	2,090	23,157
Barrick Gold Corp (TSE)	101,801	1,126,262
BCE Inc (TSE)	5,405	218,979
BlackBerry Ltd (NASDAQ) *	8,179	93,077
BlackBerry Ltd (TSE) *	2,125	24,053
Bombardier Inc ‘B’ *	82,400	293,454
Brookfield Asset Management Inc ‘A’	26,091	1,161,283
CAE Inc (NYSE)	2,538	51,572
CAE Inc (TSE)	12,000	243,595
Cameco Corp (NYSE)	11,761	134,075
Cameco Corp (TSE)	11,421	130,245
Canada Goose Holdings Inc *	1,000	64,414
Canadian Imperial Bank of Commerce (NYSE)	6,781	635,854
Canadian Imperial Bank of Commerce (TSE)	7,812	731,999
Canadian National Railway Co (NYSE)	17,455	1,567,459
Canadian National Railway Co (TSE)	10,212	916,325
Canadian Natural Resources Ltd (NYSE)	26,557	867,352
Canadian Natural Resources Ltd (TSE)	23,411	764,870
Canadian Pacific Railway Ltd (NYSE)	3,515	744,969
Canadian Pacific Railway Ltd (TSE)	1,900	401,918
Canadian Tire Corp Ltd ‘A’	3,325	389,583
Canadian Utilities Ltd ‘A’	3,732	91,765
Canfor Corp *	3,700	68,978
Canopy Growth Corp *	3,200	155,460
CCL Industries Inc ‘B’	6,000	270,445
Cenovus Energy Inc (NYSE)	33,093	331,923
Cenovus Energy Inc (TSE)	17,800	178,737
CGI Group Inc ‘A’ (NYSE) *	5,902	380,561
CGI Group Inc ‘A’ (TSE) *	3,600	232,112
CI Financial Corp	15,300	242,947
Cogeco Communications Inc	1,100	55,100
Constellation Software Inc	800	588,314
Crescent Point Energy Corp (NYSE)	14,090	89,472
Crescent Point Energy Corp (TSE)	15,309	97,426
Dollarama Inc	10,569	332,948
Emera Inc	1,500	46,638
Empire Co Ltd ‘A’	11,024	200,910
Enbridge Inc (NYSE)	28,270	912,838
Enbridge Inc (TSE)	15,173	489,615
Enbridge Income Fund Holdings Inc	8,800	213,724
Encana Corp (NYSE)	21,092	276,516
Encana Corp (TSE)	25,367	332,492
Enerplus Corp (TSE)	15,199	187,686
Fairfax Financial Holdings Ltd	1,634	887,735

	Shares	Value
Finning International Inc	10,195	$249,024
First Capital Realty Inc	9,800	147,950
Fortis Inc	12,493	405,069
Franco-Nevada Corp (NYSE)	2,780	173,889
Franco-Nevada Corp (TSE)	350	21,894
Genworth MI Canada Inc	2,500	82,433
George Weston Ltd	3,600	272,498
Gildan Activewear Inc (NYSE)	4,281	130,271
Gildan Activewear Inc (TSE)	2,800	85,193
Goldcorp Inc (NYSE)	20,872	212,894
Goldcorp Inc (TSE)	19,730	201,019
Great-West Lifeco Inc	8,000	194,108
Husky Energy Inc	21,819	383,118
Hydro One Ltd ~	9,800	149,013
IGM Financial Inc	4,900	134,673
Imperial Oil Ltd (ASE)	5,308	171,820
Imperial Oil Ltd (TSE)	3,750	121,356
Industrial Alliance Insurance & Financial Services Inc	6,693	267,637
Intact Financial Corp	3,750	311,810
Inter Pipeline Ltd	18,627	323,032
Keyera Corp	6,200	166,130
Kinder Morgan Canada Ltd ~	3,500	46,146
Kinross Gold Corp *	119,459	325,549
Kirkland Lake Gold Ltd	10,066	190,776
Linamar Corp	3,222	148,447
Loblaw Cos Ltd	8,563	439,934
Magna International Inc (NYSE)	9,069	476,395
Magna International Inc (TSE)	6,400	336,190
Manulife Financial Corp (NYSE)	31,351	560,556
Manulife Financial Corp (TSE)	24,104	430,892
Maple Leaf Foods Inc	2,533	60,910
Methanex Corp (NASDAQ)	1,604	126,876
Methanex Corp (TSE)	1,400	110,513
Metro Inc	9,700	301,743
National Bank of Canada	24,278	1,212,537
NFI Group Inc	1,200	46,703
Northland Power Inc	5,500	92,401
Nutrien Ltd (NYSE)	12,252	706,940
Nutrien Ltd (TSE)	5,465	315,550
Onex Corp	3,400	232,510
Open Text Corp (NASDAQ)	6,758	257,074
Open Text Corp (TSE)	2,400	91,325
Pan American Silver Corp	2,796	41,269
Parkland Fuel Corp	7,700	258,783
Pembina Pipeline Corp (NYSE)	6,302	214,205
Pembina Pipeline Corp (TSE)	6,453	219,272
PrairieSky Royalty Ltd	6,652	116,854
Premium Brands Holdings Corp	1,000	72,953
Quebecor Inc ‘B’	8,400	168,436
Restaurant Brands International Inc (TSE)	8,688	514,426
Ritchie Bros Auctioneers Inc (NYSE)	1,008	36,419
Ritchie Bros Auctioneers Inc (TSE)	804	29,013
Rogers Communications Inc ‘B’ (NYSE)	8,089	415,855
Rogers Communications Inc ‘B’ (TSE)	5,500	282,867
Royal Bank of Canada (NYSE)	27,715	2,222,466
Royal Bank of Canada (TSE)	21,654	1,735,807
Saputo Inc	8,700	258,781
Seven Generations Energy Ltd ‘A’ *	32,112	382,863
Shaw Communications Inc ‘B’ (NYSE)	10,956	213,532
Shaw Communications Inc ‘B’ (TSE)	8,335	162,422
Shopify Inc ‘A’ *	2,094	344,379
SNC-Lavalin Group Inc	6,527	266,153
Spin Master Corp * ~	1,300	51,551
Stantec Inc (NYSE)	4,283	106,433
Sun Life Financial Inc (NYSE)	7,492	297,882
Sun Life Financial Inc (TSE)	7,061	280,713
Suncor Energy Inc (NYSE)	37,671	1,457,491
Suncor Energy Inc (TSE)	23,599	913,156
Teck Resources Ltd ‘B’ (NYSE)	40,972	987,425
Teck Resources Ltd ‘B’ (TSE)	8,150	196,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
TELUS Corp	4,800	$176,927
The Bank of Nova Scotia (NYSE)	17,664	1,053,304
The Bank of Nova Scotia (TSE)	18,913	1,127,327
The Stars Group Inc *	3,101	77,018
The Toronto-Dominion Bank (NYSE)	29,289	1,780,771
The Toronto-Dominion Bank (TSE)	22,268	1,353,165
Thomson Reuters Corp (NYSE)	2,640	120,595
Thomson Reuters Corp (TSE)	5,700	260,100
TMX Group Ltd	2,900	194,636
Toromont Industries Ltd	4,046	209,152
Tourmaline Oil Corp	14,288	251,546
TransAlta Renewables Inc	1,100	9,794
TransCanada Corp (NYSE)	11,369	459,990
TransCanada Corp (TSE)	7,063	285,768
Vermilion Energy Inc (NYSE)	1,620	53,363
Vermilion Energy Inc (TSE)	1,433	47,218
West Fraser Timber Co Ltd	4,115	234,192
Wheaton Precious Metals Corp (NYSE)	5,413	94,728
Wheaton Precious Metals Corp (TSE)	13,908	243,348
Whitecap Resources Inc	14,900	90,439
Winpak Ltd	500	18,442
WSP Global Inc	4,048	221,541

		52,641,222

Chile - 0.1%

Antofagasta PLC	23,881	265,374
Lundin Mining Corp	62,400	330,443

		595,817

China - 0.1%

BOC Hong Kong Holdings Ltd	111,500	529,214

Colombia - 0.1%

Millicom International Cellular SA SDR	4,543	260,545

Denmark - 1.7%

Ambu AS ‘B’	3,276	78,630
AP Moller - Maersk AS ‘A’	111	145,516
AP Moller - Maersk AS ‘B’	139	195,277
Bakkafrost P/F	1,531	93,398
Carlsberg AS ‘B’	3,151	377,884
Chr Hansen Holding AS	3,093	313,586
Coloplast AS ‘B’	4,508	460,517
Danske Bank AS	20,946	549,047
DSV AS	7,492	680,802
Genmab AS *	2,837	445,613
GN Store Nord AS	1,909	92,923
H Lundbeck AS	3,975	245,370
ISS AS	7,937	278,853
Novo Nordisk AS ‘B’	48,370	2,276,537
Novo Nordisk AS ADR	19,216	905,842
Novozymes AS ‘B’	9,828	539,051
Orsted AS ~	5,289	359,403
Pandora AS	6,698	418,280
Rockwool International AS ‘B’	487	208,379
Tryg AS	6,401	159,391
Vestas Wind Systems AS	14,385	971,796
William Demant Holding AS *	6,094	228,759

		10,024,854

Finland - 1.3%

Elisa OYJ	8,334	353,315
Fortum OYJ	27,447	687,859
Kesko Oyj ‘A’	197	10,328
Kesko OYJ ‘B’	1,143	62,009
Kone OYJ ‘B’	13,385	714,475
Neste OYJ	6,672	549,942
Nokia OYJ (OMXH)	153,471	853,263

	Shares	Value
Nokia OYJ (XPAR)	20,544	$114,141
Nordea Bank AB	85,309	928,213
Sampo OYJ ‘A’	20,138	1,042,121
Stora Enso OYJ ‘R’	33,257	635,080
UPM-Kymmene OYJ	33,682	1,320,972
Wartsila OYJ Abp	14,883	289,619

		7,561,337

France - 9.4%

Accor SA	6,036	310,081
Aeroports de Paris	1,553	349,660
Air Liquide SA	14,896	1,956,176
Airbus SE	19,720	2,475,701
Alstom SA	7,588	339,401
Amundi SA ~	2,366	177,185
Arkema SA	6,196	767,865
Atos SE	6,006	714,636
AXA SA	49,992	1,339,570
BioMerieux	1,748	145,906
BNP Paribas SA	28,288	1,732,261
Bollore SA (XPAR)	46,463	200,694
Bouygues SA	15,281	661,062
Bureau Veritas SA	13,473	347,903
Capgemini SE	4,984	627,474
Carrefour SA	43,499	833,745
Cie de Saint-Gobain	28,986	1,249,325
Cie Generale des Etablissements Michelin	13,210	1,576,689
Cie Plastic Omnium SA	3,811	143,694
CNP Assurances	9,885	238,285
Credit Agricole SA	32,082	461,178
Danone SA	21,732	1,688,907
Dassault Aviation SA	72	133,251
Dassault Systemes SE	4,566	683,244
Edenred	11,154	425,051
Eiffage SA	8,120	907,084
Electricite de France SA	29,700	522,330
Engie SA	52,986	780,073
Essilor International Cie Generale d’Optique SA	7,379	1,092,237
Faurecia SA	8,103	487,313
Getlink	11,079	141,533
Hermes International	1,057	700,288
Iliad SA	969	126,574
Imerys SA	2,583	190,741
Ingenico Group SA	1,634	124,235
Ipsen SA	1,326	223,236
JCDecaux SA	2,322	84,923
Kering SA	2,635	1,413,296
L’Oreal SA	7,544	1,818,762
Legrand SA	9,686	706,266
LVMH Moet Hennessy Louis Vuitton SE	10,578	3,737,958
Natixis SA	50,578	343,469
Orange SA	89,640	1,426,318
Orange SA ADR	5,000	79,450
Orpea	2,194	283,835
Pernod Ricard SA	4,472	733,442
Peugeot SA	58,634	1,581,695
Publicis Groupe SA	14,164	845,878
Remy Cointreau SA	795	103,684
Renault SA	10,567	914,066
Safran SA	8,683	1,215,829
Sanofi	26,086	2,330,711
Sartorius Stedim Biotech	1,140	156,971
Schneider Electric SE (XPAR)	17,257	1,385,685
SCOR SE	10,721	497,042
SEB SA	1,577	268,228
Societe Generale SA	21,738	933,438
Sodexo SA	3,944	418,248
Suez	14,604	207,740
Teleperformance	3,333	628,787

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Thales SA	4,033	$573,012
TOTAL SA	79,294	5,155,755
Ubisoft Entertainment SA *	2,383	257,318
Valeo SA	13,034	564,384
Veolia Environnement SA	13,766	274,695
Vinci SA	18,184	1,730,023
Vivendi SA	26,504	681,605
Worldline SA * ~	1,012	64,798

		56,291,899

Germany - 7.5%

1&1 Drillisch AG	2,201	106,995
adidas AG	6,387	1,562,001
Allianz SE	10,791	2,401,718
Aroundtown SA	16,477	146,796
Axel Springer SE	3,183	213,990
BASF SE	34,030	3,019,590
Bayer AG	22,827	2,024,770
Bayerische Motoren Werke AG	13,823	1,245,325
Beiersdorf AG	2,224	250,697
Brenntag AG	6,871	423,745
Carl Zeiss Meditec AG	439	36,901
Commerzbank AG *	51,413	534,177
Continental AG	4,543	789,322
Covestro AG ~	8,297	671,619
Daimler AG (XETR)	35,955	2,265,965
Deutsche Bank AG (NYSE)	26,127	296,803
Deutsche Bank AG (XETR)	73,692	839,329
Deutsche Boerse AG	7,168	958,409
Deutsche Lufthansa AG	20,952	514,244
Deutsche Post AG	36,380	1,293,467
Deutsche Telekom AG	131,262	2,113,139
Deutsche Telekom AG ADR	11,200	179,480
Deutsche Wohnen SE	10,011	480,845
E.ON SE	95,229	969,026
Evonik Industries AG	9,880	353,358
Fielmann AG	1,320	79,425
Fraport AG Frankfurt Airport Services Worldwide	2,422	213,819
Fresenius Medical Care AG & Co KGaA	6,345	651,908
Fresenius SE & Co KGaA	13,647	1,000,738
Fuchs Petrolub SE	1,746	86,074
GEA Group AG	6,018	214,205
Hannover Rueck SE	2,266	319,842
Hapag-Lloyd AG ~	1,440	54,440
HeidelbergCement AG	6,865	536,210
Hella GmbH & Co KGaA	2,175	121,213
Henkel AG & Co KGaA	2,890	306,594
HOCHTIEF AG	807	133,781
HUGO BOSS AG	2,664	204,955
Infineon Technologies AG	42,966	977,728
Innogy SE *	5,510	233,825
KION Group AG	4,768	292,760
LANXESS AG	6,125	448,034
LEG Immobilien AG	2,046	243,158
Linde AG	4,906	1,158,587
MAN SE	1,627	176,869
Merck KGaA	3,636	375,674
METRO AG	6,261	98,066
MTU Aero Engines AG	3,177	715,711
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,249	938,546
Nemetschek SE	217	31,722
OSRAM Licht AG	2,579	102,404
ProSiebenSat.1 Media SE	12,192	315,871
Puma SE	518	255,584
Rational AG	153	110,757
RWE AG	38,542	951,579
SAP SE	22,190	2,728,561
SAP SE ADR	4,690	576,870

	Shares	Value
Siemens AG	19,034	$2,433,755
Symrise AG	4,814	438,935
Talanx AG *	3,304	125,540
Telefonica Deutschland Holding AG	37,543	158,594
thyssenkrupp AG	18,900	476,780
TUI AG	22,001	422,037
Uniper SE	8,951	275,553
United Internet AG	7,304	345,332
Volkswagen AG	1,609	279,767
Vonovia SE	12,999	635,758
Wacker Chemie AG	1,226	153,900
Wirecard AG	2,853	617,244
Zalando SE * ~	1,905	74,025

		44,784,441

Hong Kong - 2.7%

AIA Group Ltd	402,800	3,591,733
ASM Pacific Technology Ltd	17,900	182,917
Cathay Pacific Airways Ltd	43,000	64,827
Chow Tai Fook Jewellery Group Ltd	31,200	31,992
CK Asset Holdings Ltd	80,780	605,542
CK Hutchison Holdings Ltd	73,780	849,262
CK Infrastructure Holdings Ltd	27,000	213,677
CLP Holdings Ltd	51,500	603,102
Dairy Farm International Holdings Ltd	14,900	134,100
Galaxy Entertainment Group Ltd *	84,000	530,634
Haitong International Securities Group Ltd	75,394	26,356
Hang Lung Group Ltd	58,000	154,472
Hang Lung Properties Ltd	106,000	206,783
Hang Seng Bank Ltd	23,000	624,082
Henderson Land Development Co Ltd	41,252	207,170
HK Electric Investments & HK Electric Investments Ltd >>	72,500	73,164
HKT Trust & HKT Ltd * >>	270,000	371,266
Hong Kong & China Gas Co Ltd	260,218	515,765
Hong Kong Exchanges & Clearing Ltd	45,277	1,293,771
Hongkong Land Holdings Ltd	44,900	297,389
Hopewell Holdings Ltd	4,500	14,811
Hutchison Port Holdings Trust	211,000	52,713
Hysan Development Co Ltd	29,000	146,452
Kerry Properties Ltd	52,000	176,569
Kingston Financial Group Ltd	182,000	48,482
Landing International Development Ltd *	25,200	8,143
Li & Fung Ltd	382,000	85,567
Melco International Development Ltd	74,000	147,317
Melco Resorts & Entertainment Ltd ADR	5,670	119,921
MTR Corp Ltd	46,090	242,384
New World Development Co Ltd	299,678	407,031
NWS Holdings Ltd	61,533	121,628
PCCW Ltd	430,000	250,532
Power Assets Holdings Ltd	41,000	284,988
Shangri-La Asia Ltd (XHKG)	52,666	77,952
Sino Land Co Ltd	167,565	287,074
Sun Hung Kai Properties Ltd	42,492	616,652
Swire Pacific Ltd ‘A’	32,000	350,449
Swire Pacific Ltd ‘B’	70,000	123,843
Swire Properties Ltd	40,600	153,773
Techtronic Industries Co Ltd	50,500	322,124
The Bank of East Asia Ltd	59,425	221,150
The Wharf Holdings Ltd	75,000	204,200
Vitasoy International Holdings Ltd	18,000	61,384
VTech Holdings Ltd	5,100	58,867
WH Group Ltd ~	637,500	447,560
Wharf Real Estate Investment Co Ltd	29,000	186,834
Wheelock & Co Ltd	32,000	192,388
Xinyi Glass Holdings Ltd	172,000	216,851
Yue Yuen Industrial Holdings Ltd	63,500	176,529

		16,382,172

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value

Ireland - 0.7%

AIB Group PLC	38,774	$198,177
Bank of Ireland Group PLC	61,340	469,062
CRH PLC	1,776	58,101
CRH PLC ADR	35,086	1,148,014
James Hardie Industries PLC CDI	14,694	222,577
Kerry Group PLC ‘A’	5,616	621,074
Kingspan Group PLC	7,610	354,837
Paddy Power Betfair PLC	4,597	392,295
Smurfit Kappa Group PLC	10,216	404,320

		3,868,457

Israel - 0.4%

Azrieli Group Ltd	1,598	81,623
Bank Hapoalim BM	37,324	273,309
Bank Leumi Le-Israel BM	101,508	668,974
Bezeq The Israeli Telecommunication Corp Ltd	72,852	83,843
Delek Group Ltd	297	50,061
Elbit Systems Ltd	906	115,122
First International Bank Of Israel Ltd	3,303	74,541
Frutarom Industries Ltd	1,082	112,262
Israel Chemicals Ltd	27,171	164,797
Melisron Ltd	708	30,718
Mizrahi Tefahot Bank Ltd	11,518	201,700
Nice Ltd ADR *	1,300	148,811
SodaStream International Ltd *	706	100,393
Strauss Group Ltd	2,446	53,763
Teva Pharmaceutical Industries Ltd *	920	20,318
Teva Pharmaceutical Industries Ltd ADR *	20,244	436,056
Tower Semiconductor Ltd *	1,324	28,810

		2,645,101

Italy - 1.7%

Assicurazioni Generali SPA	54,701	941,943
Atlantia SPA	15,377	319,022
Banca Mediolanum SPA	4,790	32,487
Davide Campari-Milano SPA	13,855	117,985
Enel SPA	263,438	1,346,570
Eni SPA	71,414	1,346,123
Eni SPA ADR	5,807	218,691
Ferrari NV	4,729	649,558
FinecoBank Banca Fineco SPA	18,029	240,415
Intesa Sanpaolo SPA	380,536	969,580
Leonardo SPA	23,093	277,560
Luxottica Group SPA	4,744	321,515
Mediobanca Banca di Credito Finanziario SPA	36,953	367,748
Moncler SPA	6,188	266,254
Poste Italiane SPA ~	39,912	318,353
PRADA SPA	17,300	82,659
Prysmian SPA	7,778	180,588
Recordati SPA	2,349	79,429
Snam SPA	78,407	326,054
Telecom Italia SPA *	939,722	568,045
Telecom Italia SPA ADR *	2,600	15,600
Terna Rete Elettrica Nazionale SPA	51,141	273,189
UniCredit SPA	56,484	847,525
UnipolSai Assicurazioni SPA	49,670	116,829

		10,223,722

Japan - 23.8%

ABC-Mart Inc	900	50,066
Acom Co Ltd	14,000	56,443
Advantest Corp	3,700	78,198
Aeon Co Ltd	26,200	631,297
AEON Financial Service Co Ltd	9,200	190,540
Aeon Mall Co Ltd	2,370	40,687
AGC Inc	14,800	614,235
Aica Kogyo Co Ltd	2,000	80,799
Ain Holdings Inc	1,300	104,904

	Shares	Value
Air Water Inc	12,000	$220,225
Aisin Seiki Co Ltd	7,400	360,523
Ajinomoto Co Inc	23,100	396,809
Alfresa Holdings Corp	7,400	198,215
Alps Electric Co Ltd	13,600	345,748
Amada Holdings Co Ltd	19,500	208,195
ANA Holdings Inc	3,300	115,284
Aoyama Trading Co Ltd	2,100	64,495
Aozora Bank Ltd	4,500	160,722
Ariake Japan Co Ltd	700	69,826
Asahi Group Holdings Ltd	13,200	572,712
Asahi Intecc Co Ltd	3,400	148,256
Asahi Kasei Corp	50,600	767,202
Asics Corp	5,600	83,517
Astellas Pharma Inc	57,700	1,007,613
Azbil Corp	5,400	117,419
Bandai Namco Holdings Inc	8,700	338,002
Benefit One Inc	1,800	58,760
Benesse Holdings Inc	2,400	68,341
Bic Camera Inc	4,900	68,109
Bridgestone Corp	22,200	839,015
Brother Industries Ltd	14,200	280,382
Calbee Inc	2,100	69,145
Canon Inc	27,500	872,012
Canon Inc ADR	6,782	214,650
Canon Marketing Japan Inc	2,600	55,161
Capcom Co Ltd	2,800	71,011
Casio Computer Co Ltd	6,300	102,975
Central Japan Railway Co	4,500	936,890
Chiyoda Corp	11,300	91,979
Chubu Electric Power Co Inc	17,400	263,574
Chugai Pharmaceutical Co Ltd	5,900	379,271
Citizen Watch Co Ltd	16,500	108,731
Coca-Cola Bottlers Japan Holdings Inc	4,975	133,152
Colowide Co Ltd	2,300	58,847
COMSYS Holdings Corp	6,500	192,504
Concordia Financial Group Ltd	62,500	306,347
Cosmo Energy Holdings Co Ltd	5,200	214,117
Cosmos Pharmaceutical Corp	300	67,499
Credit Saison Co Ltd	10,300	167,987
CyberAgent Inc	4,200	223,510
Dai Nippon Printing Co Ltd	13,500	314,088
Dai-ichi Life Holdings Inc	29,000	604,514
Daicel Corp	25,000	290,401
Daido Steel Co Ltd	2,500	121,389
Daifuku Co Ltd	3,400	173,280
Daiichi Sankyo Co Ltd	12,400	537,514
Daiichikosho Co Ltd	2,300	110,900
Daikin Industries Ltd	8,500	1,131,381
Daio Paper Corp	5,500	78,609
Daito Trust Construction Co Ltd	2,600	335,051
Daiwa House Industry Co Ltd	22,600	669,724
Daiwa Securities Group Inc	78,000	474,377
DeNA Co Ltd	7,500	132,436
Denka Co Ltd	6,600	230,053
Denso Corp	13,800	729,026
Dentsu Inc	6,100	283,297
DIC Corp	7,600	273,541
Disco Corp	1,200	200,955
DMG Mori Co Ltd	4,300	71,821
Don Quijote Holdings Co Ltd	3,600	182,173
Dowa Holdings Co Ltd	3,200	101,660
East Japan Railway Co	10,200	947,469
Ebara Corp	5,600	193,209
Eisai Co Ltd	5,200	506,569
Electric Power Development Co Ltd	4,800	132,863
en-japan Inc	900	45,166
Ezaki Glico Co Ltd	2,200	108,116
FamilyMart UNY Holdings Co Ltd	2,217	231,018

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
FANUC Corp	4,800	$903,037
Fast Retailing Co Ltd	2,000	1,013,197
FP Corp	1,100	66,901
Fuji Electric Co Ltd	7,400	296,421
Fuji Oil Holdings Inc	3,400	107,209
Fuji Seal International Inc	900	31,879
FUJIFILM Holdings Corp	11,700	526,373
Fujikura Ltd	14,000	66,136
Fujitsu General Ltd	3,000	50,339
Fujitsu Ltd	10,000	712,397
Fukuoka Financial Group Inc	6,600	181,504
Fukuyama Transporting Co Ltd	1,500	64,868
Furukawa Electric Co Ltd	6,700	222,949
Fuyo General Lease Co Ltd	200	12,158
Glory Ltd	3,200	78,143
GMO internet Inc	2,600	45,307
GMO Payment Gateway Inc	1,400	86,724
GS Yuasa Corp	3,600	88,642
GungHo Online Entertainment Inc	7,100	14,611
H2O Retailing Corp	6,100	100,354
Hakuhodo DY Holdings Inc	10,000	175,634
Hamamatsu Photonics KK	3,000	119,479
Hankyu Hanshin Holdings Inc	10,300	365,275
Harmonic Drive Systems Inc	2,400	88,395
Haseko Corp	20,000	259,758
Heiwa Corp	2,800	62,442
Hikari Tsushin Inc	700	138,343
Hino Motors Ltd	15,100	165,342
Hirose Electric Co Ltd	1,156	126,271
HIS Co Ltd	2,500	83,588
Hisamitsu Pharmaceutical Co Inc	1,300	99,700
Hitachi Capital Corp	5,600	155,870
Hitachi Chemical Co Ltd	4,000	81,398
Hitachi Construction Machinery Co Ltd	7,800	260,771
Hitachi High-Technologies Corp	3,300	113,943
Hitachi Ltd	36,600	1,244,093
Hitachi Ltd ADR	1,820	123,378
Hitachi Metals Ltd	13,300	164,693
Hitachi Transport System Ltd	3,200	89,876
Hokuhoku Financial Group Inc	4,200	59,025
Honda Motor Co Ltd	52,999	1,596,131
Honda Motor Co Ltd ADR	6,920	208,154
Horiba Ltd	1,800	95,407
Hoshizaki Corp	1,100	113,855
House Foods Group Inc	3,800	114,141
Hoya Corp	14,250	846,321
Hulic Co Ltd	10,300	101,073
Ibiden Co Ltd	5,900	82,668
Ichigo Inc	15,400	57,739
Idemitsu Kosan Co Ltd	11,400	603,567
IHI Corp	10,600	401,594
Iida Group Holdings Co Ltd	8,000	142,179
Inpex Corp	33,100	413,569
Isetan Mitsukoshi Holdings Ltd	14,600	179,244
Isuzu Motors Ltd	32,800	517,077
Ito En Ltd	2,500	110,991
ITOCHU Corp	34,700	635,117
Itochu Techno-Solutions Corp	4,400	95,591
Itoham Yonekyu Holdings Inc	7,400	51,052
Izumi Co Ltd	1,500	99,643
J Front Retailing Co Ltd	11,700	181,459
Japan Airlines Co Ltd	4,500	161,739
Japan Airport Terminal Co Ltd	1,600	72,784
Japan Exchange Group Inc	20,200	351,870
Japan Lifeline Co Ltd	1,700	35,937
Japan Post Holdings Co Ltd	37,600	447,485
Japan Tobacco Inc	37,500	979,249
JFE Holdings Inc	21,800	500,090
JGC Corp	7,000	160,517
JSR Corp	8,000	149,350
JTEKT Corp	19,200	281,078

	Shares	Value
JXTG Holdings Inc	137,150	$1,037,374
K’s Holdings Corp	8,800	106,414
Kagome Co Ltd	2,300	66,444
Kajima Corp	30,667	445,908
Kakaku.com Inc	4,800	93,782
Kaken Pharmaceutical Co Ltd	1,600	85,079
Kamigumi Co Ltd	6,300	138,869
Kandenko Co Ltd	4,800	49,586
Kaneka Corp	3,800	175,549
Kansai Paint Co Ltd	5,300	97,680
Kao Corp	18,500	1,494,389
Kawasaki Heavy Industries Ltd	9,100	256,646
Kawasaki Kisen Kaisha Ltd *	3,100	62,678
KDDI Corp	67,300	1,856,587
Keihan Holdings Co Ltd	6,000	229,137
Keikyu Corp	7,600	138,517
Keio Corp	3,600	197,041
Keisei Electric Railway Co Ltd	4,700	165,429
Kewpie Corp	4,700	108,916
Keyence Corp	2,280	1,324,421
Kikkoman Corp	3,000	178,670
Kinden Corp	7,700	123,299
Kintetsu Group Holdings Co Ltd	5,600	225,215
Kirin Holdings Co Ltd	32,300	828,428
Kobayashi Pharmaceutical Co Ltd	1,400	103,069
Kobe Steel Ltd	33,800	300,377
Koito Manufacturing Co Ltd	4,400	288,934
Kokuyo Co Ltd	3,300	59,426
Komatsu Ltd	31,400	955,530
Konami Holdings Corp	3,400	133,131
Konica Minolta Inc	26,900	286,268
Kose Corp	1,200	228,654
Kubota Corp	26,700	453,611
Kubota Corp ADR	389	32,999
Kuraray Co Ltd	24,700	371,328
Kurita Water Industries Ltd	6,300	183,533
Kyocera Corp	8,400	504,181
Kyoritsu Maintenance Co Ltd	600	25,351
Kyowa Exeo Corp	1,600	46,830
Kyowa Hakko Kirin Co Ltd	6,800	127,599
Kyudenko Corp	2,000	79,372
Kyushu Electric Power Co Inc	13,900	168,009
Kyushu Financial Group Inc	16,500	78,394
Kyushu Railway Co	4,700	143,096
Lawson Inc	2,500	152,256
LINE Corp *	1,300	54,769
Lintec Corp	1,900	48,641
Lion Corp	7,000	155,467
LIXIL Group Corp	20,900	402,421
M3 Inc	16,000	362,854
Mabuchi Motor Co Ltd	2,100	84,712
Maeda Corp	10,200	134,699
Maeda Road Construction Co Ltd	600	12,210
Makita Corp	6,300	315,480
Marubeni Corp	49,800	455,451
Maruha Nichiro Corp	1,000	36,913
Marui Group Co Ltd	7,500	185,054
Maruichi Steel Tube Ltd	3,200	104,360
Matsui Securities Co Ltd	3,100	32,577
Matsumotokiyoshi Holdings Co Ltd	2,600	106,621
Mazda Motor Corp	33,700	405,074
McDonald’s Holdings Co Japan Ltd	2,200	96,614
Mebuki Financial Group Inc	43,360	150,028
Medipal Holdings Corp	6,500	135,796
Megmilk Snow Brand Co Ltd	3,000	77,122
MEIJI Holdings Co Ltd	6,000	403,272
MINEBEA MITSUMI Inc	18,100	328,076
MISUMI Group Inc	8,600	222,521
Mitsubishi Chemical Holdings Corp	58,400	558,922
Mitsubishi Corp	34,600	1,065,774
Mitsubishi Electric Corp	62,700	858,948

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Mitsubishi Estate Co Ltd	30,300	$514,495
Mitsubishi Gas Chemical Co Inc	6,500	138,372
Mitsubishi Heavy Industries Ltd	11,400	440,239
Mitsubishi Logistics Corp	3,500	90,412
Mitsubishi Materials Corp	6,800	203,165
Mitsubishi Motors Corp	28,600	202,045
Mitsubishi Tanabe Pharma Corp	8,200	137,241
Mitsubishi UFJ Financial Group Inc	295,300	1,834,607
Mitsubishi UFJ Financial Group Inc ADR	30,059	186,065
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	250,724
Mitsui & Co Ltd	37,000	657,514
Mitsui & Co Ltd ADR	300	106,717
Mitsui Chemicals Inc	12,600	315,064
Mitsui Fudosan Co Ltd	23,700	560,525
Mitsui Mining & Smelting Co Ltd	5,400	156,296
Mitsui OSK Lines Ltd	7,900	230,527
Miura Co Ltd	1,300	40,276
Mixi Inc	5,000	119,926
Mizuho Financial Group Inc	527,600	919,502
Mizuho Financial Group Inc ADR	71,432	250,012
MonotaRO Co Ltd	5,400	152,313
Morinaga & Co Ltd	2,100	78,468
MS&AD Insurance Group Holdings Inc	13,200	440,932
Murata Manufacturing Co Ltd	4,600	706,818
Nabtesco Corp	7,700	204,728
Nagase & Co Ltd	5,100	89,579
Nagoya Railroad Co Ltd	5,000	123,821
Nankai Electric Railway Co Ltd	4,200	105,520
NEC Corp	16,100	444,903
Nexon Co Ltd *	14,600	190,844
NGK Insulators Ltd	12,200	201,112
NGK Spark Plug Co Ltd	10,300	300,241
NH Foods Ltd	5,500	203,183
NHK Spring Co Ltd	17,200	178,869
Nichirei Corp	6,000	159,180
Nidec Corp	6,700	963,431
Nidec Corp ADR	2,071	74,318
Nifco Inc	6,800	182,842
Nihon Kohden Corp	2,500	79,201
Nihon M&A Center Inc	5,200	156,056
Nihon Unisys Ltd	1,700	43,851
Nikon Corp	12,800	240,529
Nintendo Co Ltd	1,900	691,283
Nippo Corp	3,000	55,090
Nippon Electric Glass Co Ltd	5,700	179,184
Nippon Express Co Ltd	4,300	282,397
Nippon Gas Co Ltd	1,600	79,832
Nippon Kayaku Co Ltd	6,000	71,356
Nippon Paint Holdings Co Ltd	5,200	194,096
Nippon Paper Industries Co Ltd	6,000	110,418
Nippon Shinyaku Co Ltd	1,100	72,162
Nippon Shokubai Co Ltd	1,600	124,319
Nippon Steel & Sumitomo Metal Corp	26,063	551,301
Nippon Telegraph & Telephone Corp	21,500	970,302
Nippon Yusen KK	9,900	186,173
Nipro Corp	14,300	195,649
Nishi-Nippon Financial Holdings Inc	3,600	41,629
Nishi-Nippon Railroad Co Ltd	2,000	54,120
Nissan Chemical Corp	4,000	211,282
Nissan Motor Co Ltd	106,800	999,384
Nisshin Seifun Group Inc	7,440	163,164
Nisshinbo Holdings Inc	7,700	91,683
Nissin Foods Holdings Co Ltd	1,800	123,817
Nitori Holdings Co Ltd	2,800	401,256
Nitto Denko Corp	5,700	427,356
NOF Corp	3,300	111,378
NOK Corp	6,700	115,007
Nomura Holdings Inc	86,700	413,512
Nomura Holdings Inc ADR	18,171	86,857
Nomura Real Estate Holdings Inc	7,900	159,365
Nomura Research Institute Ltd	4,182	211,183

	Shares	Value
NS Solutions Corp	900	$29,059
NSK Ltd	23,200	265,926
NTN Corp	43,500	178,092
NTT Data Corp	22,500	311,472
NTT DOCOMO Inc	40,500	1,088,541
NTT Urban Development Corp	6,400	73,408
Obayashi Corp	39,000	369,381
Obic Co Ltd	1,600	151,331
Odakyu Electric Railway Co Ltd	7,500	177,427
Oji Holdings Corp	59,000	428,455
Olympus Corp	10,900	425,328
Omron Corp	7,900	333,836
Ono Pharmaceutical Co Ltd	9,900	280,234
Open House Co Ltd	700	34,485
Oracle Corp Japan	1,100	88,630
Orient Corp	20,800	30,571
Oriental Land Co Ltd	5,500	575,052
ORIX Corp	56,400	913,207
Osaka Gas Co Ltd	11,400	222,603
OSG Corp	3,700	84,242
Otsuka Corp	3,600	134,280
Otsuka Holdings Co Ltd	9,300	469,083
Outsourcing Inc	2,700	39,594
PALTAC Corp	800	43,732
Panasonic Corp	69,000	799,795
Panasonic Corp ADR	13,000	150,410
Park24 Co Ltd	4,900	148,099
PeptiDream Inc *	1,800	71,740
Persol Holdings Co Ltd	6,700	157,253
Pigeon Corp	4,400	247,960
Pilot Corp	1,400	84,153
Pola Orbis Holdings Inc	3,100	113,222
Rakuten Inc	61,300	469,621
Recruit Holdings Co Ltd	41,000	1,369,459
Relo Group Inc	4,000	117,561
Renesas Electronics Corp *	30,300	189,710
Rengo Co Ltd	12,800	109,149
Resona Holdings Inc	62,700	352,027
Resorttrust Inc	2,100	34,620
Ricoh Co Ltd	41,400	444,826
Rinnai Corp	1,400	106,731
Rohm Co Ltd	3,300	241,428
Rohto Pharmaceutical Co Ltd	3,300	115,958
Ryohin Keikaku Co Ltd	1,000	297,239
Sankyo Co Ltd	1,700	66,503
Sankyu Inc	2,800	157,238
Santen Pharmaceutical Co Ltd	12,400	196,612
Sanwa Holdings Corp	9,500	113,119
Sapporo Holdings Ltd	5,100	106,053
Sawai Pharmaceutical Co Ltd	1,900	102,567
SBI Holdings Inc	9,520	295,497
SCREEN Holdings Co Ltd	1,900	111,721
SCSK Corp	2,100	99,207
Secom Co Ltd	5,900	480,801
Sega Sammy Holdings Inc	6,800	100,268
Seibu Holdings Inc	15,200	273,285
Seiko Epson Corp	16,900	288,306
Seino Holdings Co Ltd	7,600	114,835
Sekisui Chemical Co Ltd	24,100	444,429
Sekisui House Ltd	24,700	376,656
Seria Co Ltd	1,900	67,127
Seven & i Holdings Co Ltd	28,700	1,279,587
Seven Bank Ltd	42,700	134,861
Sharp Corp	5,700	115,821
Shikoku Electric Power Co Inc	8,700	113,673
Shima Seiki Manufacturing Ltd	700	30,926
Shimadzu Corp	6,000	188,026
Shimamura Co Ltd	1,100	104,344
Shimano Inc	1,900	306,373
Shimizu Corp	23,500	214,560
Shin-Etsu Chemical Co Ltd	9,700	857,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Shinsei Bank Ltd	8,500	$138,866
Shionogi & Co Ltd	10,100	660,233
Shiseido Co Ltd	14,200	1,099,761
Showa Denko KK	7,900	435,760
Showa Shell Sekiyu KK	8,000	169,704
Skylark Holdings Co Ltd	13,400	198,266
SMC Corp	1,600	512,114
SoftBank Group Corp	33,500	3,346,635
Sohgo Security Services Co Ltd	3,000	131,825
Sojitz Corp	63,300	228,419
Sompo Holdings Inc	9,950	423,959
Sony Corp	28,100	1,708,133
Sony Corp ADR	18,942	1,148,832
Sony Financial Holdings Inc	5,300	116,876
Sotetsu Holdings Inc	4,300	143,811
Square Enix Holdings Co Ltd	3,800	157,116
Stanley Electric Co Ltd	5,600	191,451
Start Today Co Ltd	7,400	223,847
Subaru Corp	26,900	824,600
Sugi Holdings Co Ltd	1,100	54,024
SUMCO Corp	9,800	142,763
Sumitomo Bakelite Co Ltd	2,600	116,963
Sumitomo Chemical Co Ltd	154,000	901,261
Sumitomo Corp	32,400	539,953
Sumitomo Dainippon Pharma Co Ltd	8,000	183,732
Sumitomo Electric Industries Ltd	32,800	514,687
Sumitomo Forestry Co Ltd	14,600	253,819
Sumitomo Heavy Industries Ltd	6,400	228,426
Sumitomo Metal Mining Co Ltd	10,100	354,150
Sumitomo Mitsui Financial Group Inc	33,700	1,356,218
Sumitomo Mitsui Trust Holdings Inc	9,300	382,662
Sumitomo Realty & Development Co Ltd	10,000	358,744
Sumitomo Rubber Industries Ltd	13,600	204,221
Sundrug Co Ltd	3,200	114,184
Suntory Beverage & Food Ltd	5,700	241,487
Suruga Bank Ltd	10,300	51,501
Suzuken Co Ltd	3,000	142,348
Suzuki Motor Corp	13,000	745,045
Sysmex Corp	6,000	517,400
T&D Holdings Inc	25,300	417,819
Taiheiyo Cement Corp	9,000	282,266
Taisei Corp	12,600	574,350
Taisho Pharmaceutical Holdings Co Ltd	1,200	146,801
Taiyo Nippon Sanso Corp	8,200	122,723
Taiyo Yuden Co Ltd	5,500	123,621
Takara Holdings Inc	5,900	86,752
Takashimaya Co Ltd	7,500	126,673
Takeda Pharmaceutical Co Ltd	17,600	752,541
TDK Corp	5,100	555,692
TechnoPro Holdings Inc	1,200	74,482
Teijin Ltd	22,300	427,688
Terumo Corp	11,000	651,024
The Bank of Kyoto Ltd	3,300	172,249
The Chiba Bank Ltd	31,000	211,716
The Chugoku Bank Ltd	7,900	80,445
The Chugoku Electric Power Co Inc	11,000	141,360
The Gunma Bank Ltd	16,000	82,359
The Hachijuni Bank Ltd	19,000	87,087
The Hiroshima Bank Ltd	16,300	110,300
The Iyo Bank Ltd	14,100	88,103
The Japan Steel Works Ltd	2,500	60,870
The Kansai Electric Power Co Inc	19,000	286,786
The Shizuoka Bank Ltd	25,000	224,345
The Yokohama Rubber Co Ltd	13,100	282,358
THK Co Ltd	8,500	216,293
TIS Inc	4,300	214,946
Tobu Railway Co Ltd	6,100	180,343
Toda Corp	10,000	72,205
Toho Co Ltd	3,400	106,787
Toho Gas Co Ltd	2,600	98,923
Toho Holdings Co Ltd	1,900	50,458

	Shares	Value
Tohoku Electric Power Co Inc	15,100	$205,385
Tokai Carbon Co Ltd	5,900	115,731
Tokai Rika Co Ltd	600	12,684
Tokio Marine Holdings Inc	18,100	898,548
Tokuyama Corp	1,800	48,967
Tokyo Broadcasting System Holdings Inc	2,400	49,976
Tokyo Century Corp	3,300	204,966
Tokyo Electric Power Co Holdings Inc *	42,500	208,848
Tokyo Electron Ltd	5,900	813,140
Tokyo Gas Co Ltd	10,600	260,739
Tokyo Tatemono Co Ltd	13,400	163,427
Tokyu Corp	15,000	274,293
Tokyu Fudosan Holdings Corp	43,900	305,849
Toppan Printing Co Ltd	11,500	184,632
Toray Industries Inc	52,800	396,161
Toshiba Corp *	9,400	271,644
Tosoh Corp	18,600	286,476
TOTO Ltd	5,300	219,814
Toyo Seikan Group Holdings Ltd	9,000	186,758
Toyo Suisan Kaisha Ltd	3,300	128,114
Toyo Tire & Rubber Co Ltd	8,200	147,807
Toyoda Gosei Co Ltd	7,400	182,752
Toyota Boshoku Corp	7,000	130,825
Toyota Industries Corp	4,300	254,505
Toyota Motor Corp	68,332	4,257,271
Toyota Motor Corp ADR	9,976	1,240,516
Toyota Tsusho Corp	8,900	336,035
Trend Micro Inc	4,600	295,889
TS Tech Co Ltd	3,200	110,394
Tsumura & Co	3,400	117,434
Tsuruha Holdings Inc	1,100	135,399
TV Asahi Holdings Corp	2,100	40,360
Ube Industries Ltd	10,500	285,670
Ulvac Inc	2,500	93,838
Unicharm Corp	15,100	499,593
Universal Entertainment Corp *	1,200	36,575
USS Co Ltd	8,500	157,792
Wacoal Holdings Corp	1,300	37,293
Welcia Holdings Co Ltd	1,600	90,689
West Japan Railway Co	5,200	362,490
Yahoo Japan Corp	45,300	162,678
Yakult Honsha Co Ltd	2,300	188,624
Yamada Denki Co Ltd	32,600	164,932
Yamaguchi Financial Group Inc	10,000	108,960
Yamaha Corp	3,500	185,458
Yamaha Motor Co Ltd	20,000	560,857
Yamato Holdings Co Ltd	7,200	221,069
Yamato Kogyo Co Ltd	1,600	49,618
Yamazaki Baking Co Ltd	8,800	176,282
Yaskawa Electric Corp	9,600	285,131
Yokogawa Electric Corp	6,100	129,033
Zenkoku Hosho Co Ltd	2,100	83,915
Zensho Holdings Co Ltd	3,700	72,997
Zeon Corp	11,500	121,068

		143,603,942

Jordan - 0.0%

Hikma Pharmaceuticals PLC	1,353	32,577

Kazakhstan - 0.0%

KAZ Minerals PLC	5,355	38,146

Luxembourg - 0.3%

ArcelorMittal	19,238	597,268
ArcelorMittal ‘NY’	3,715	114,645
Eurofins Scientific SE	515	293,000
RTL Group SA	2,043	145,719
SES SA ‘A’ FDR	34,200	750,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Tenaris SA	3,865	$64,729
Tenaris SA ADR	2,149	72,034

		2,037,875

Macau - 0.1%

MGM China Holdings Ltd	39,600	62,519
Sands China Ltd	90,800	408,919
SJM Holdings Ltd	118,000	108,721
Wynn Macau Ltd	68,400	157,087

		737,246

Malta - 0.0%

Kindred Group PLC SDR	11,857	132,912

Mexico - 0.0%

Fresnillo PLC	9,041	96,570

Mongolia - 0.0%

Turquoise Hill Resources Ltd (TSE) *	67,844	144,444

Netherlands - 3.7%

ABN AMRO Group NV CVA ~	21,455	584,307
Aegon NV	45,492	295,268
Aegon NV ‘NY’	47,000	302,210
Akzo Nobel NV	10,359	969,016
Altice Europe NV ‘A’ *	14,829	39,995
Altice Europe NV ‘B’ *	2,463	6,602
ASML Holding NV	3,104	582,790
ASML Holding NV ‘NY’	9,962	1,873,055
ASR Nederland NV	5,901	281,277
GrandVision NV ~	2,742	67,561
Heineken NV	9,108	854,792
ING Groep NV	88,623	1,150,247
ING Groep NV ADR	8,664	112,372
Koninklijke Ahold Delhaize NV	51,807	1,188,584
Koninklijke Ahold Delhaize NV ADR	976	22,302
Koninklijke DSM NV	8,074	855,144
Koninklijke KPN NV	251,620	663,778
Koninklijke Philips NV	8,476	386,348
Koninklijke Philips NV ‘NY’	18,210	828,737
Koninklijke Vopak NV	2,328	114,692
NN Group NV	15,587	695,686
Randstad NV	9,905	528,675
Royal Dutch Shell PLC ‘A’	23,293	798,681
Royal Dutch Shell PLC ‘A’ ADR	58,119	3,960,229
Royal Dutch Shell PLC ‘B’	16,666	583,419
Royal Dutch Shell PLC ‘B’ ADR	48,480	3,438,686
Wolters Kluwer NV	12,558	782,864

		21,967,317

New Zealand - 0.3%

a2 Milk Co Ltd *	25,011	186,567
Air New Zealand Ltd	54,989	112,666
Auckland International Airport Ltd	45,272	219,038
Contact Energy Ltd	31,500	121,721
EBOS Group Ltd	4,242	63,144
Fisher & Paykel Healthcare Corp Ltd	18,508	184,548
Fletcher Building Ltd (NZX) *	34,287	148,707
Mainfreight Ltd	1,798	35,998
Mercury NZ Ltd	13,101	29,228
Meridian Energy Ltd	31,288	68,118
Port of Tauranga Ltd	20,172	69,881
Ryman Healthcare Ltd	12,512	116,012
SKYCITY Entertainment Group Ltd	22,001	58,460
Spark New Zealand Ltd (NZX)	74,778	200,709

	Shares	Value
Vector Ltd	20,849	$47,708
Z Energy Ltd	25,100	118,878

		1,781,383

Norway - 0.9%

Aker ASA ‘A’	1,332	120,104
Aker BP ASA	6,309	267,144
Austevoll Seafood ASA	9,474	130,512
DNB ASA	26,239	552,186
Entra ASA ~	3,228	46,434
Equinor ASA	43,784	1,231,043
Gjensidige Forsikring ASA	5,515	92,950
Leroy Seafood Group ASA	15,000	122,414
Marine Harvest ASA	16,420	380,484
Norsk Hydro ASA	41,110	246,531
Norwegian Finans Holding ASA *	7,642	93,399
Orkla ASA	30,031	253,733
Salmar ASA	2,511	125,442
Schibsted ASA ‘A’	1,590	59,685
Schibsted ASA ‘B’	3,846	133,665
SpareBank 1 SR-Bank ASA	8,749	106,409
Storebrand ASA	27,558	246,199
Telenor ASA	28,531	557,941
TGS Nopec Geophysical Co ASA	6,760	275,197
Tomra Systems ASA	2,728	68,043
Yara International ASA	4,387	215,306

		5,324,821

Portugal - 0.2%

EDP - Energias de Portugal SA	72,181	266,335
Galp Energia SGPS SA	26,103	517,566
Jeronimo Martins SGPS SA	10,789	159,026

		942,927

Russia - 0.0%

Evraz PLC	6,556	48,255

Singapore - 1.1%

BOC Aviation Ltd ~	19,800	153,611
CapitaLand Ltd	109,400	269,471
City Developments Ltd	25,300	168,679
ComfortDelGro Corp Ltd	84,531	150,232
DBS Group Holdings Ltd	41,004	782,239
Genting Singapore Ltd	286,900	222,386
Golden Agri-Resources Ltd	342,000	62,469
Great Eastern Holdings Ltd	2,000	39,703
Jardine Cycle & Carriage Ltd	4,922	115,204
Keppel Corp Ltd	58,400	297,330
Olam International Ltd	32,100	47,657
Oversea-Chinese Banking Corp Ltd	112,618	942,352
SATS Ltd	31,000	118,349
Sembcorp Industries Ltd	104,800	236,704
Sembcorp Marine Ltd	31,800	47,463
Singapore Airlines Ltd	52,500	373,972
Singapore Exchange Ltd	36,600	197,258
Singapore Press Holdings Ltd	44,600	93,648
Singapore Technologies Engineering Ltd	68,100	177,250
Singapore Telecommunications Ltd	293,800	696,216
StarHub Ltd	25,800	35,283
United Industrial Corp Ltd	9,000	19,718
United Overseas Bank Ltd	42,781	845,713
UOL Group Ltd	26,200	132,130
Venture Corp Ltd	16,100	207,604
Wilmar International Ltd	49,000	115,372

		6,548,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value

South Africa - 0.4%

Anglo American PLC	76,101	$1,702,453
Investec PLC	36,544	256,360
Mediclinic International PLC	12,300	68,697
Old Mutual Ltd	169,639	358,115

		2,385,625

Spain - 2.4%

ACS Actividades de Construccion y Servicios SA	9,443	401,071
Aena SME SA ~	2,634	456,359
Amadeus IT Group SA	16,294	1,510,273
Banco Bilbao Vizcaya Argentaria SA	208,709	1,323,266
Banco de Sabadell SA	251,284	388,459
Banco Santander SA	443,009	2,217,994
Bankia SA	59,763	233,298
Bankinter SA	25,312	232,512
CaixaBank SA (SIBE)	137,862	626,985
EDP Renovaveis SA	9,060	91,937
Enagas SA	13,502	363,922
Endesa SA	11,264	242,961
Ferrovial SA	16,186	334,939
Grifols SA	9,441	265,460
Iberdrola SA	203,577	1,495,243
Industria de Diseno Textil SA	29,083	878,643
Mapfre SA	90,606	283,402
Naturgy Energy Group SA	15,042	410,044
Red Electrica Corp SA	13,344	278,964
Repsol SA	54,519	1,085,328
Siemens Gamesa Renewable Energy SA *	8,132	102,610
Telefonica SA	147,860	1,166,369
Telefonica SA ADR	25,625	201,413

		14,591,452

Sweden - 2.4%

AAK AB	8,574	148,411
Alfa Laval AB	10,975	296,965
Assa Abloy AB ‘B’	27,389	548,982
Atlas Copco AB ‘A’	24,470	703,712
Atlas Copco AB ‘B’	14,220	378,866
Axfood AB	5,116	95,759
BillerudKorsnas AB	12,208	157,558
Boliden AB	17,034	473,730
Castellum AB	10,437	186,957
Dometic Group AB ~	11,523	100,809
Electrolux AB ‘B’	8,835	194,628
Elekta AB ‘B’	7,910	106,356
Epiroc AB ‘A’ *	24,470	273,406
Epiroc AB ‘B’ *	14,220	146,402
Essity AB ‘A’	303	7,664
Essity AB ‘B’	18,728	470,097
Fabege AB	12,224	169,271
Fastighets AB Balder ‘B’ *	4,220	117,010
Getinge AB ‘B’	14,235	163,479
Hennes & Mauritz AB ‘B’	25,648	473,977
Hexagon AB ‘B’	7,071	413,984
Hexpol AB	13,173	144,957
Holmen AB ‘B’	6,351	165,111
Hufvudstaden AB ‘A’	6,211	94,487
Husqvarna AB ‘B’	24,623	209,332
ICA Gruppen AB	3,860	122,433
Indutrade AB	2,964	80,145
Intrum AB	3,640	94,443
Lifco AB ‘B’	919	41,151
Loomis AB ‘B’	2,957	95,146
Lundin Petroleum AB	4,805	183,153
Nibe Industrier AB ‘B’	12,470	149,315
Pandox AB	3,627	64,973

	Shares	Value
Peab AB	9,603	$87,792
Saab AB ‘B’	2,207	110,988
Sandvik AB	41,138	728,317
Securitas AB ‘B’	14,287	248,387
Skandinaviska Enskilda Banken AB ‘A’	45,278	504,762
Skanska AB ‘B’	14,475	283,818
SKF AB ‘B’	24,346	479,055
SSAB AB ‘A’	13,264	66,576
SSAB AB ‘B’	23,085	93,554
Svenska Cellulosa AB SCA ‘A’	303	3,445
Svenska Cellulosa AB SCA ‘B’	29,158	329,759
Svenska Handelsbanken AB ‘A’	46,403	585,218
Sweco AB ‘B’	2,386	62,863
Swedbank AB ‘A’	27,051	669,029
Swedish Match AB	5,904	301,785
Swedish Orphan Biovitrum AB *	3,903	114,182
Tele2 AB ‘B’	17,742	213,229
Telefonaktiebolaget LM Ericsson ‘A’	2,470	22,362
Telefonaktiebolaget LM Ericsson ‘B’	59,986	530,923
Telefonaktiebolaget LM Ericsson ADR	10,502	92,418
Telia Co AB	111,085	509,390
Trelleborg AB ‘B’	12,171	247,661
Volvo AB ‘A’	10,757	189,739
Volvo AB ‘B’	60,561	1,068,111
Wallenstam AB ‘B’	4,592	43,473

		14,659,505

Switzerland - 7.4%

ABB Ltd	60,647	1,434,591
ABB Ltd ADR	13,873	327,819
Adecco Group AG	11,911	626,130
Baloise Holding AG	3,056	465,702
Banque Cantonale Vaudoise	158	117,064
Barry Callebaut AG	88	166,640
Chocoladefabriken Lindt & Spruengli AG	3	245,733
Cie Financiere Richemont SA	12,544	1,022,716
Clariant AG *	13,498	351,127
Coca-Cola HBC AG *	8,243	280,832
Credit Suisse Group AG	69,086	1,036,667
DKSH Holding AG	615	41,873
Dufry AG*	2,691	304,039
EMS-Chemie Holding AG	284	169,374
Ferguson PLC	10,179	863,402
Flughafen Zurich AG	1,597	322,690
Geberit AG	1,231	571,358
Givaudan SA	330	811,993
Glencore PLC	384,848	1,658,957
Helvetia Holding AG	238	144,979
Julius Baer Group Ltd *	13,500	674,677
Kuehne + Nagel International AG	1,969	312,431
LafargeHolcim Ltd (XVTX)	12,792	633,292
Logitech International SA	5,877	262,819
Lonza Group AG	3,461	1,183,999
Nestle SA	89,530	7,452,168
Novartis AG	55,762	4,799,907
Novartis AG ADR	13,580	1,170,053
Partners Group Holding AG	716	567,586
Roche Holding AG (XSWX)	1,082	263,501
Roche Holding AG (XVTX)	24,981	6,040,788
Schindler Holding AG	830	200,269
SGS SA	215	566,080
Sika AG	5,580	811,999
Sonova Holding AG	2,065	409,836
STMicroelectronics NV	25,294	462,946
STMicroelectronics NV ‘NY’	2,700	49,518
Straumann Holding AG	326	245,596
Swiss Life Holding AG *	1,750	663,550
Swiss Prime Site AG *	4,353	371,378
Swiss Re AG	9,086	837,151
Swisscom AG	2,369	1,074,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Temenos Group AG *	2,538	$413,370
The Swatch Group AG	1,575	625,958
The Swatch Group AG - Registered	1,647	128,281
UBS Group AG (NYSE) *	50,296	791,156
UBS Group AG (XVTX)	52,892	835,092
Vifor Pharma AG	2,094	363,038
Zurich Insurance Group AG	4,547	1,433,692

		44,608,297

United Arab Emirates - 0.0%

NMC Health PLC	2,229	98,533

United Kingdom - 12.7%

3i Group PLC	56,797	695,471
Admiral Group PLC	10,256	278,012
Ashtead Group PLC	24,287	770,584
Associated British Foods PLC	8,685	259,207
AstraZeneca PLC ADR	95,997	3,798,601
Auto Trader Group PLC ~	34,981	203,493
AVEVA Group PLC	935	35,244
Aviva PLC	173,503	1,107,031
B&M European Value Retail SA	33,112	166,878
Babcock International Group PLC	20,329	191,457
BAE Systems PLC	126,676	1,038,739
Barclays PLC	41,798	92,709
Barclays PLC ADR	100,967	903,655
Barratt Developments PLC	54,744	404,282
Bellway PLC	6,832	268,135
Berkeley Group Holdings PLC	7,947	380,715
BP PLC ADR	124,650	5,746,365
BP PLC	44,541	341,395
British American Tobacco PLC	23,020	1,073,204
British American Tobacco PLC ADR	31,251	1,457,234
BT Group PLC	250,833	736,281
BT Group PLC ADR	7,614	112,459
Bunzl PLC	12,940	406,810
Burberry Group PLC	18,079	474,742
Capita PLC	46,145	85,862
Centrica PLC	197,123	397,985
CNH Industrial NV	39,362	472,361
Coca-Cola European Partners PLC	9,600	435,165
Compass Group PLC	60,121	1,336,689
ConvaTec Group PLC ~	29,944	90,601
Croda International PLC	5,375	364,337
DCC PLC	4,826	437,727
Diageo PLC ADR	21,902	3,102,856
Direct Line Insurance Group PLC	124,760	526,587
DS Smith PLC	78,021	485,984
easyJet PLC	5,609	95,982
Experian PLC	35,385	907,981
Fiat Chrysler Automobiles NV *	81,178	1,419,724
G4S PLC	68,083	214,740
GlaxoSmithKline PLC	1,836	36,820
GlaxoSmithKline PLC ADR	85,646	3,440,400
Halma PLC	24,020	452,221
Hargreaves Lansdown PLC	11,352	330,464
Hiscox Ltd	8,908	190,920
HSBC Holdings PLC	24,082	210,125
HSBC Holdings PLC ADR	103,651	4,559,607
Imperial Brands PLC	25,801	897,822
Informa PLC	27,728	275,409
InterContinental Hotels Group PLC	2,129	132,524
InterContinental Hotels Group PLC ADR	3,704	232,574
International Consolidated Airlines Group SA	32,350	278,107
Intertek Group PLC	6,034	392,526
ITV PLC	140,566	288,493
J Sainsbury PLC	83,112	348,198
JD Sports Fashion PLC	6,910	41,293
John Wood Group PLC	38,321	384,465

	Shares	Value
Johnson Matthey PLC	8,618	$399,903
Just Eat PLC *	18,602	162,351
Kingfisher PLC	96,174	325,186
Legal & General Group PLC	301,714	1,029,989
Liberty Global PLC ‘A’ *	512	14,812
Liberty Global PLC ‘C’ *	1,264	35,594
Lloyds Banking Group PLC	1,322,213	1,016,897
Lloyds Banking Group PLC ADR	163,761	497,833
London Stock Exchange Group PLC	13,722	819,982
Marks & Spencer Group PLC	113,384	426,600
Meggitt PLC	37,574	277,405
Melrose Industries PLC	177,443	461,881
Merlin Entertainments PLC ~	38,031	198,338
Micro Focus International PLC	9,014	167,632
Micro Focus International PLC ADR	400	7,392
Mondi PLC	15,858	434,188
National Grid PLC	25,524	263,631
National Grid PLC ADR	11,647	604,013
Next PLC	5,231	374,362
Pearson PLC	11,304	130,859
Pearson PLC ADR	15,054	173,422
Persimmon PLC	13,571	417,815
Prudential PLC	10,345	237,191
Prudential PLC ADR	27,961	1,283,130
Randgold Resources Ltd	2,672	188,987
Reckitt Benckiser Group PLC	17,621	1,609,678
RELX PLC	4,850	102,028
RELX PLC *	32,542	683,682
RELX PLC ADR	30,351	635,246
Rentokil Initial PLC	78,945	327,048
Rightmove PLC	49,580	304,270
Rolls-Royce Holdings PLC	73,569	946,494
Royal Bank of Scotland Group PLC	16,107	52,188
Royal Bank of Scotland Group PLC ADR	42,754	279,184
Royal Mail PLC	44,975	279,582
RSA Insurance Group PLC	37,539	281,249
Schroders PLC	5,746	231,440
Schroders PLC-Non-Voting	1,879	62,275
Severn Trent PLC	10,552	254,355
Sky PLC	34,952	787,671
Sky PLC ADR	1,218	110,667
Smith & Nephew PLC	24,457	446,209
Smith & Nephew PLC ADR	6,886	255,402
Smiths Group PLC	14,808	288,315
Spirax-Sarco Engineering PLC	3,232	307,047
SSE PLC	51,025	762,000
St James’s Place PLC	27,591	411,261
Standard Chartered PLC	106,660	883,700
Standard Life Aberdeen PLC	105,359	419,816
Subsea 7 SA	17,971	265,034
Taylor Wimpey PLC	204,244	456,526
Tesco PLC	384,129	1,200,984
The Sage Group PLC	43,161	329,644
The Weir Group PLC	7,022	161,098
Travis Perkins PLC	3,909	54,245
Unilever NV ‘NY’	43,914	2,439,423
Unilever NV CVA	12,940	719,786
Unilever PLC	2,665	146,399
Unilever PLC ADR	37,653	2,069,785
United Utilities Group PLC	29,622	271,928
Vodafone Group PLC	705,971	1,512,629
Vodafone Group PLC ADR	20,531	445,523
Whitbread PLC	8,059	495,321
Wm Morrison Supermarkets PLC	136,355	461,013
WPP PLC	64,330	942,085
WPP PLC ADR	3,147	230,581

		76,681,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value

United States - 0.6%

Bausch Health Cos Inc *	26,585	$682,488
Carnival PLC	1,157	71,787
Carnival PLC ADR	3,092	195,043
Maxar Technologies Ltd	900	29,641
QIAGEN NV *	7,680	290,861
Reliance Worldwide Corp Ltd	10,189	38,061
Samsonite International SA ~	83,100	307,376
Shire PLC	17,077	1,031,722
Shire PLC ADR	2,592	469,852
Waste Connections Inc	5,895	470,244

		3,587,075

Zambia - 0.1%

First Quantum Minerals Ltd	33,614	382,814

Total Common Stocks (Cost $530,810,649)		593,353,274

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.420% due 10/01/18 (Dated 09/28/18, repurchase price of $727,491; collateralized by U.S. Treasury Notes: 2.625% due 03/31/25 and value $742,637)	$727,465	727,465

Total Short-Term Investment (Cost $727,465)		727,465

TOTAL INVESTMENTS - 99.2% (Cost $535,332,643)		597,452,454

OTHER ASSETS & LIABILITIES, NET - 0.8%		5,098,567

NET ASSETS - 100.0%		$602,551,021

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	20.7%
Financial	20.7%
Consumer, Cyclical	13.9%
Industrial	13.5%
Basic Materials	9.2%
Energy	7.4%
Communications	6.3%
Technology	3.8%
Utilities	3.1%
Others (each less than 3.0%)	0.6%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$417	$417	$-	$-
	Preferred Stocks	3,371,298	-	3,371,298	-
	Common Stocks
	Australia	38,770,161	4,780,595	33,989,566	-
	Austria	1,826,850	-	1,826,850	-
	Belgium	6,203,365	480,759	5,722,606	-
	Bermuda	23,185	23,185	-	-
	Brazil	95,173	95,173	-	-
	Cambodia	194,574	-	194,574	-
	Canada	52,641,222	52,641,222	-	-
	Chile	595,817	330,443	265,374	-
	China	529,214	-	529,214	-
	Colombia	260,545	-	260,545	-
	Denmark	10,024,854	1,324,122	8,700,732	-
	Finland	7,561,337	-	7,561,337	-
	France	56,291,899	297,624	55,994,275	-
	Germany	44,784,441	1,286,978	43,497,463	-
	Hong Kong	16,382,172	480,958	15,901,214	-
	Ireland	3,868,457	2,516,220	1,352,237	-
	Israel	2,645,101	613,677	2,031,424	-
	Italy	10,223,722	234,291	9,989,431	-
	Japan	143,603,942	3,822,908	139,781,034	-
	Jordan	32,577	-	32,577	-
	Kazakhstan	38,146	-	38,146	-
	Luxembourg	2,037,875	937,159	1,100,716	-
	Macau	737,246	-	737,246	-
	Malta	132,912	-	132,912	-
	Mexico	96,570	-	96,570	-
	Mongolia	144,444	144,444	-	-
	Netherlands	21,967,317	10,537,591	11,429,726	-
	New Zealand	1,781,383	-	1,781,383	-
	Norway	5,324,821	190,457	5,134,364	-
	Portugal	942,927	266,335	676,592	-
	Russia	48,255	-	48,255	-
	Singapore	6,548,013	19,718	6,528,295	-
	South Africa	2,385,625	-	2,385,625	-
	Spain	14,591,452	293,350	14,298,102	-
	Sweden	14,659,505	1,100,385	13,559,120	-
	Switzerland	44,608,297	2,601,365	42,006,932	-
	United Arab Emirates	98,533	-	98,533	-
	United Kingdom	76,681,456	34,305,098	42,376,358	-
	United States	3,587,075	1,847,268	1,739,807	-
	Zambia	382,814	382,814	-	-

	Total Common Stocks	593,353,274	121,554,139	471,799,135	-

	Short-Term Investment	727,465	-	727,465	-

	Total	$597,452,454	$121,554,556	$475,897,898	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 326 and 327

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2018 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2018.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2018.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 2D in Supplemental Notes to Schedules of Investments).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BMO	BMO Capital Markets
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
DSA	Daiwa Securities Corp
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
MUF	Mitsubishi UFJ
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
Auction	Auction Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR LIBOR	Euro London Interbank Offered Rate
EUR Swap	Euro Swap Rate
GBP LIBOR	British Pound London Interbank Offered Rate
GBP Swap	British Pound Swap Rate
USD LIBOR	United State Dollar London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US Prime	United State Prime Rate
UST	United State Treasury Rate
USD Swap	United States Dollar Swap Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2018 (Unaudited)

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Riyal
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depositary Interest
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedule of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2018, the Trust was comprised of fifty-six separate funds, as presented in the Schedule of Investments (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Mid-Cap Equity Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)
Diversified Bond Portfolio (1)	Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Floating Rate Income Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Growth Portfolio (2)
Floating Rate Loan Portfolio (1)	Small-Cap Equity Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
High Yield Bond Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Inflation Managed Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Inflation Strategy Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Managed Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Short Duration Bond Portfolio (1)	Emerging Markets Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Emerging Markets Debt Portfolio (1)	International Large-Cap Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (4)
Comstock Portfolio (1)	International Small-Cap Portfolio (1)	PD Aggregate Bond Index Portfolio (4)
Developing Growth Portfolio (1)	International Value Portfolio (1)	PD High Yield Bond Market Portfolio (4)
Dividend Growth Portfolio (1)	Health Sciences Portfolio	PD Large-Cap Growth Index Portfolio (4)
Equity Index Portfolio (1)	Real Estate Portfolio (1)	PD Large-Cap Value Index Portfolio (4)
Focused Growth Portfolio	Technology Portfolio	PD Small-Cap Growth Index Portfolio (4)
Growth Portfolio (1)	Currency Strategies Portfolio (1)	PD Small-Cap Value Index Portfolio (4)
Large-Cap Growth Portfolio (1)	Diversified Alternatives Portfolio	PD Emerging Markets Portfolio (4)
Large-Cap Value Portfolio (1)	Equity Long/Short Portfolio (1)	PD International Large-Cap Portfolio (4)
Main Street® Core Portfolio (1)	Global Absolute Return Portfolio (1)

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.
(4)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value of future cash flows, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 5).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 5).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the

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PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base

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lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2018, no participation interest in Senior Loans was held by any Funds.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2018, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $909,645 and $814,595, respectively, (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage

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Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund

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may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise.

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Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option

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written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Volatility Agreements – Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate and expiration date are determined at the trade date. At expiration, the amount settled is determined based on an options pricing model (typically Black Scholes), the then-current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be

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unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on

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asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2018 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying reference asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying reference asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying reference asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying reference asset.

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C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2018 is as follows:

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$413,550	$105,037	$136,929	$17,309	($1,676)	$397,291	32,565
Inflation Managed ‘P’	230,683	63,705	71,915	3,328	(5,166)	220,635	18,629
Emerging Markets Debt ‘P’	463,842	416,613	170,214	28,037	(70,211)	668,067	56,664
Emerging Markets ‘P’	333,300	100,049	238,425	55,742	(72,422)	178,244	9,694
International Small-Cap ‘P’	237,015	177,280	89,244	21,812	(39,923)	306,940	20,608
Real Estate ‘P’	139,225	180,596	51,324	(1,135)	(166)	267,196	10,677
Currency Strategies ‘P’	1,116,848	300,926	592,422	28,473	32,246	886,071	76,660
Equity Long/Short ‘P’	502,430	188,233	148,090	28,849	(79,820)	491,602	35,724
Global Absolute Return ‘P’	1,146,596	333,482	395,779	34,899	(107,262)	1,011,936	89,587
Total	$4,583,489	$1,865,921	$1,894,342	$217,314	($344,400)	$4,427,982
Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$141,551,663	$6,560,742	$827,157	$59,761	$874,357	$148,219,366	14,153,522
PD Aggregate Bond Index ‘P’	685,736,807	43,342,340	4,044,492	748,255	(12,680,716)	713,102,194	59,247,982
PD High Yield Bond Market ‘P’	118,495,679	4,298,987	669,169	274,420	2,572,786	124,972,703	8,016,604
PD Large-Cap Growth Index ‘P’	394,956,395	27,086,245	33,860,998	41,522,907	26,727,121	456,431,670	11,181,571
PD Large-Cap Value Index ‘P’	440,247,849	6,875,413	9,482,246	10,418,853	6,657,940	454,717,809	15,065,454
PD Small-Cap Growth Index ‘P’	74,092,219	2,215,861	55,108,832	32,001,953	(27,780,598)	25,420,603	747,316
PD Small-Cap Value Index ‘P’	121,186,200	2,835,872	63,564,123	40,299,482	(38,818,508)	61,938,923	2,262,860
PD Emerging Markets ‘P’	135,382,087	12,968,832	7,244,195	3,502,729	(13,511,424)	131,098,029	7,614,181
PD International Large-Cap ‘P’	302,689,836	86,564,986	6,231,037	4,407,282	(6,820,761)	380,610,306	20,022,202
Total	$2,414,338,735	$192,749,278	$181,032,249	$133,235,642	($62,779,803)	$2,496,511,603

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	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$55,289,091	$1,676,112	$1,961,553	$148,203	$193,169	$55,345,022	5,284,917
PD Aggregate Bond Index ‘P’	227,115,696	9,409,607	5,783,262	791,753	(4,760,972)	226,772,822	18,841,384
PD High Yield Bond Market ‘P’	49,873,147	851,773	2,038,382	1,075,341	63,027	49,824,906	3,196,110
PD Large-Cap Growth Index ‘P’	58,064,715	9,002,991	11,105,233	13,312,221	(2,800,553)	66,474,141	1,628,470
PD Large-Cap Value Index ‘P’	74,982,876	2,557,814	10,791,199	10,721,778	(8,317,557)	69,153,712	2,291,162
PD Small-Cap Growth Index ‘P’	8,325,043	324,427	6,366,477	4,438,284	(3,958,457)	2,762,820	81,222
PD Small-Cap Value Index ‘P’	19,300,362	837,545	9,569,335	5,385,148	(4,993,310)	10,960,410	400,425
PD Emerging Markets ‘P’	16,898,015	2,343,068	1,433,038	660,099	(1,864,268)	16,603,876	964,354
PD International Large-Cap ‘P’	44,670,030	15,534,939	4,623,678	3,552,049	(3,803,246)	55,330,094	2,910,668
Total	$554,518,975	$42,538,276	$53,672,157	$40,084,876	($30,242,167)	$553,227,803
Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$-	$3,301,979	$54,342	$271	$31,332	$3,279,240	308,435
Diversified Bond ‘P’	70,450,281	314,395	43,357,179	4,986,899	(6,318,117)	26,076,279	1,999,674
Floating Rate Income ‘P’	19,418,097	78,478	2,578,908	84,868	586,653	17,589,188	1,441,756
Floating Rate Loan ‘P’	20,563,167	73,794	5,914,363	195,548	463,289	15,381,435	1,608,378
High Yield Bond ‘P’	4,600,396	17,496,515	715,700	29,526	594,465	22,005,202	2,457,409
Inflation Managed ‘P’	-	11,004,245	208,099	2,323	41,130	10,839,599	915,212
Inflation Strategy ‘P’	-	11,001,623	233,614	3,222	67,368	10,838,599	1,047,950
Managed Bond ‘P’	39,541,979	181,830	24,983,645	2,298,360	(2,887,149)	14,151,375	1,020,295
Emerging Markets Debt ‘P’	-	55,370,539	4,908	29	(3,092,832)	52,272,828	4,433,645
Comstock ‘P’	87,767,479	66,633	26,165,475	13,693,713	(11,425,775)	63,936,575	3,375,727
Developing Growth ‘P’	15,245,499	79,295	11,379,373	3,199,213	(302,695)	6,841,939	275,719
Dividend Growth ‘P’	44,055,131	25,351,390	8,012,812	4,475,277	2,210,260	68,079,246	2,847,116
Equity Index ‘P’	81,357,172	141,817	32,683,358	9,938,410	(5,147,535)	53,606,506	748,901
Growth ‘P’	69,294,133	29,351,533	19,793,722	8,344,718	9,866,555	97,063,217	2,623,700
Large-Cap Growth ‘P’	69,514,494	58,504,895	25,008,026	14,582,116	7,433,349	125,026,828	7,994,420
Large-Cap Value ‘P’	201,939,251	93,687	61,535,872	28,237,957	(26,346,021)	142,389,002	5,706,503
Long/Short Large-Cap ‘P’ (1)	81,613,846	47,547	79,127,307	24,986,143	(27,520,229)	-	-
Main Street Core ‘P’	81,055,592	105,152	25,319,968	13,177,093	(10,018,842)	58,999,027	1,281,906
Mid-Cap Equity ‘P’	78,919,639	279,932	12,967,888	5,727,688	455,234	72,414,605	2,564,807
Mid-Cap Growth ‘P’	29,086,538	47,507,877	13,825,808	7,379,241	6,122,724	76,270,572	4,355,017
Mid-Cap Value ‘P’	188,532,394	294,969	51,333,476	23,574,306	(21,005,356)	140,062,837	5,016,749
Small-Cap Equity ‘P’	48,655,307	108,282	23,330,050	11,132,203	(10,557,150)	26,008,592	903,676
Small-Cap Growth ‘P’	22,268,825	123,490	8,220,065	2,174,488	330,960	16,677,698	1,098,625
Small-Cap Index ‘P’	52,158,181	235,825	16,320,266	3,944,352	444,211	40,462,303	1,534,502
Small-Cap Value ‘P’	51,059,474	115,931	21,514,120	5,817,653	(5,106,460)	30,372,478	1,113,120
Value Advantage ‘P’	121,418,333	71,143	14,002,174	5,786,696	(1,377,811)	111,896,187	6,300,074
Emerging Markets ‘P’	197,331,368	545,417	25,788,445	4,870,988	(11,648,671)	165,310,657	8,990,286
International Large-Cap ‘P’	147,754,182	52,424,219	10,464,869	3,629,759	(1,891,983)	191,451,308	18,626,428
International Small-Cap ‘P’	96,338,058	7,969,968	4,906,503	2,286,208	(7,903,929)	93,783,802	6,296,735
International Value ‘P’	148,394,775	52,586,539	9,792,877	2,546,505	(4,267,024)	189,467,918	13,384,316
Real Estate ‘P’	23,117,016	1,496,527	2,606,586	814,480	(895,137)	21,926,300	876,163
Currency Strategies ‘P’	69,853,352	738,715	12,297,257	1,657,741	1,895,130	61,847,681	5,350,843
Equity Long/Short ‘P’	78,136,989	17,438,426	1,426,522	488,645	(8,861,479)	85,776,059	6,233,226
Global Absolute Return ‘P’	75,061,015	513,408	11,295,733	1,903,097	(6,116,506)	60,065,281	5,317,606
Total	$2,314,501,963	$395,016,015	$607,169,310	$211,969,736	($142,148,041)	$2,172,170,363

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income ‘P’	$103,329,217	$1,838	$35,146,715	$1,787,149	($3,031,688)	$66,939,801	6,296,155
Diversified Bond ‘P’	829,878,448	15,508	207,621,181	36,406,915	(53,239,704)	605,439,986	46,428,500
Floating Rate Income ‘P’	150,138,880	1,969	53,657,958	3,226,714	1,061,907	100,771,512	8,260,068
Floating Rate Loan ‘P’	155,327,807	1,954	68,533,026	3,662,383	672,737	91,131,855	9,529,313
High Yield Bond ‘P’	72,575,397	126,011,803	11,765,716	1,508,203	3,653,703	191,983,390	21,439,553
Inflation Managed ‘P’	82,662,280	17,267,595	4,159,623	214,301	(850,051)	95,134,502	8,032,422
Inflation Strategy ‘P’	36,125,219	62,819,651	3,995,740	104,622	51,923	95,105,675	9,195,465
Managed Bond ‘P’	461,409,197	10,637	130,276,344	17,262,191	(23,742,914)	324,662,767	23,407,749
Short Duration Bond ‘P’	169,072,620	3,573	168,705,911	363,477	(733,759)	-	-
Emerging Markets Debt ‘P’	103,704,925	242,709,737	4,047,717	700,663	(19,617,630)	323,449,978	27,434,185
Comstock ‘P’	314,175,024	-	97,495,988	49,746,677	(41,340,720)	225,084,993	11,884,049
Small-Cap Growth ‘P’	41,938,780	-	19,908,168	9,701,121	2,554,700	34,286,433	1,381,687
Dividend Growth ‘P’	176,796,509	90,056,628	40,742,395	21,526,529	3,448,501	251,085,772	10,500,562
Equity Index ‘P’	354,086,844	-	172,909,589	52,431,499	(35,381,740)	198,227,014	2,769,298
Growth ‘P’	279,989,701	126,292,387	93,854,715	45,500,905	28,272,017	386,200,295	10,439,317
Large-Cap Growth ‘P’	280,598,488	244,940,775	115,512,501	71,196,184	18,058,528	499,281,474	31,924,876
Large-Cap Value ‘P’	716,283,341	-	229,915,791	105,582,368	(98,532,159)	493,417,759	19,774,632
Long/Short Large-Cap ‘P’ (1)	313,289,842	-	303,702,658	119,910,594	(129,497,778)	-	-
Main Street Core ‘P’	316,852,723	-	111,268,107	60,423,311	(48,953,696)	217,054,231	4,716,061
Mid-Cap Equity ‘P’	218,457,956	31,235,990	38,926,370	22,222,337	(1,139,510)	231,850,403	8,211,761
Mid-Cap Growth ‘P’	78,165,535	152,616,831	47,627,311	25,476,595	14,504,815	223,136,465	12,740,996
Mid-Cap Value ‘P’	698,910,176	-	248,844,221	116,355,948	(109,189,511)	457,232,392	16,377,078
Small-Cap Equity ‘P’	166,133,944	197	74,315,620	33,798,447	(31,025,809)	94,591,159	3,286,597
Small-Cap Growth ‘P’	62,898,048	19,908,334	17,339,502	5,183,702	6,452,474	77,103,056	5,079,080
Small-Cap Index ‘P’	181,791,266	-	42,379,453	13,813,156	3,898,453	157,123,422	5,958,787
Small-Cap Value ‘P’	176,763,505	149	70,835,950	19,407,854	(16,304,991)	109,030,567	3,995,856
Value Advantage ‘P’	538,116,096	-	158,630,970	58,650,198	(47,897,512)	390,237,812	21,971,501
Emerging Markets ‘P’	751,696,883	28,515	84,684,202	20,776,259	(47,055,734)	640,761,721	34,847,305
International Large-Cap ‘P’	511,865,262	256,956,626	60,986,632	11,211,677	(2,224,352)	716,822,581	69,740,155
International Small-Cap ‘P’	405,667,936	6,622	110,352,209	50,956,390	(70,059,753)	276,218,986	18,545,610
International Value ‘P’	513,532,365	256,553,385	50,392,889	8,767,759	(13,863,011)	714,597,609	50,480,314
Real Estate ‘P’	104,028,857	6,055,677	14,235,795	3,933,000	(4,425,216)	95,356,523	3,810,395
Currency Strategies ‘P’	317,767,861	12,309,221	18,521,617	2,848,975	13,684,390	328,088,830	28,385,087
Equity Long/Short ‘P’	351,450,609	155,447,732	10,341,712	3,582,782	(46,643,592)	453,495,819	32,954,908
Global Absolute Return ‘P’	339,866,349	12,316,984	8,249,021	1,434,356	(23,698,778)	321,669,890	28,477,579
Total	$10,375,347,890	$1,813,570,318	$2,929,883,317	$999,675,241	($772,135,460)	$9,486,574,672

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$182,592,709	$1,821	$30,073,447	$1,559,199	($3,434,209)	$150,646,073	14,169,314
Diversified Bond ‘P’	1,563,300,824	15,517	138,612,685	30,487,425	(63,185,756)	1,392,005,325	106,746,697
Floating Rate Income ‘P’	273,938,119	1,814	75,363,444	11,967,260	(3,500,490)	207,043,259	16,970,980
Floating Rate Loan ‘P’	273,939,909	1,744	97,664,824	19,095,528	(10,785,846)	184,586,511	19,301,513
High Yield Bond ‘P’	279,899,162	191,597,109	34,663,527	9,319,291	1,533,113	447,685,148	49,994,790
Inflation Managed ‘P’	201,311,842	6,433,492	11,620,654	580,404	(2,277,004)	194,428,080	16,416,004
Inflation Strategy ‘P’	91,470,657	113,385,177	10,587,441	(291,416)	386,018	194,362,995	18,792,339
Managed Bond ‘P’	874,801,449	11,997	121,390,963	16,127,605	(28,108,648)	741,441,440	53,456,932
Short Duration Bond ‘P’	788,524,050	9,613	565,823,265	13,767,889	(13,374,773)	223,103,514	21,711,382
Emerging Markets Debt ‘P’	122,210,968	402,483,938	5,931,675	1,031,861	(29,808,169)	489,986,923	41,559,416
Comstock ‘P’	250,598,262	-	58,767,668	30,360,230	(21,248,559)	200,942,265	10,609,360
Small-Cap Growth ‘P’	48,950,369	13	40,067,769	11,200,753	(3,049,287)	17,034,079	686,446
Dividend Growth ‘P’	182,536,968	55,469,924	40,116,215	22,503,250	(1,269,898)	219,124,029	9,163,902
Equity Index ‘P’	352,994,757	-	192,866,674	55,175,929	(40,913,008)	174,391,004	2,436,301
Growth ‘P’	224,573,136	161,690,418	90,894,591	49,222,354	19,205,871	363,797,188	9,833,742
Large-Cap Growth ‘P’	225,036,068	278,111,915	112,371,035	67,142,577	16,041,226	473,960,751	30,305,828
Large-Cap Value ‘P’	580,461,034	-	149,149,138	69,297,985	(59,667,953)	440,941,928	17,671,566
Long/Short Large-Cap ‘P’ (1)	305,046,071	-	295,802,748	116,938,508	(126,181,831)	-	-
Main Street Core ‘P’	303,855,620	-	122,140,719	64,770,388	(55,619,397)	190,865,892	4,147,052
Mid-Cap Equity ‘P’	158,181,916	78,087,877	38,216,899	21,838,408	(697,406)	219,193,896	7,763,489
Mid-Cap Growth ‘P’	30,455,676	208,810,926	48,063,423	19,657,303	20,354,390	231,214,872	13,202,270
Mid-Cap Value ‘P’	609,972,240	-	169,446,361	82,402,487	(73,088,484)	449,839,882	16,112,294
Small-Cap Equity ‘P’	194,427,061	-	117,134,240	40,662,811	(40,715,787)	77,239,845	2,683,721
Small-Cap Growth ‘P’	73,434,373	-	40,356,381	10,358,089	(4,191,193)	39,244,888	2,585,215
Small-Cap Index ‘P’	121,547,079	-	28,160,850	9,000,191	3,012,492	105,398,912	3,997,174
Small-Cap Value ‘P’	206,726,716	-	118,039,825	25,726,979	(25,903,605)	88,510,265	3,243,809
Value Advantage ‘P’	500,319,163	-	160,012,559	62,780,238	(53,736,488)	349,350,354	19,669,421
Emerging Markets ‘P’	612,545,041	3,372,346	58,913,613	11,288,517	(33,156,866)	535,135,425	29,102,905
International Large-Cap ‘P’	373,238,434	230,237,464	54,336,931	10,019,043	(1,760,647)	557,397,363	54,229,568
International Small-Cap ‘P’	345,094,079	27,721	114,369,986	48,391,571	(63,795,707)	215,347,678	14,458,652
International Value ‘P’	373,854,074	229,659,360	43,615,714	14,986,339	(18,242,681)	556,641,378	39,322,034
Real Estate ‘P’	121,901,087	7,522	59,142,622	2,251,359	(9,474,980)	55,542,366	2,219,443
Currency Strategies ‘P’	419,516,455	54,812	57,513,086	8,029,815	13,480,830	383,568,826	33,185,020
Equity Long/Short ‘P’	443,895,878	154,484,578	14,450,794	5,048,804	(56,099,999)	532,878,467	38,723,534
Global Absolute Return ‘P’	444,929,403	47,648	39,521,546	6,717,277	(33,147,387)	379,025,395	33,555,288
Total	$12,156,080,649	$2,114,004,746	$3,355,203,312	$969,416,251	($802,422,118)	$11,081,876,216

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
						Ending Value	Share Balance
Portfolio Optimization Moderate – Conservative
Core Income ‘P’	$45,284,578	$20,849,632	$5,286,195	$288,000	($519,857)	$60,616,158	5,701,372
Diversified Bond ‘P’	590,457,743	23,650,058	42,772,639	9,389,512	(21,893,438)	558,831,236	42,854,282
Floating Rate Income ‘P’	67,888,229	82	26,634,202	4,220,920	(2,329,109)	43,145,920	3,536,597
Floating Rate Loan ‘P’	67,888,246	69	31,994,035	5,955,521	(4,100,681)	37,749,120	3,947,283
High Yield Bond ‘P’	96,482,618	21,778,384	12,738,975	3,415,711	(1,078,389)	107,859,349	12,045,085
Inflation Managed ‘P’	49,979,089	9,086,955	4,922,567	27,290	(415,569)	53,755,198	4,538,673
Inflation Strategy ‘P’	22,704,262	35,471,891	4,517,556	(126,828)	200,550	53,732,319	5,195,207
Managed Bond ‘P’	317,174,765	10,171,349	25,069,063	3,350,131	(7,624,400)	298,002,782	21,485,600
Short Duration Bond ‘P’	346,816,028	62,450	239,431,105	8,350,583	(8,076,052)	107,721,904	10,482,988
Emerging Markets Debt ‘P’	39,337,187	106,292,663	2,693,890	452,111	(8,346,579)	135,041,492	11,453,868
Comstock ‘P’	55,741,946	109,966	19,720,949	10,508,879	(9,076,731)	37,563,111	1,983,259
Small-Cap Growth ‘P’	12,044,566	18,419	10,974,665	2,504,820	(889,232)	2,703,908	108,963
Dividend Growth ‘P’	27,092,638	18,001,242	8,916,223	4,166,732	49,829	40,394,218	1,689,311
Equity Index ‘P’	72,146,391	111,633	42,509,562	11,602,179	(8,977,116)	32,373,525	452,269
Growth ‘P’	45,031,521	20,256,963	18,435,786	9,976,133	1,626,929	58,455,760	1,580,108
Large-Cap Growth ‘P’	45,089,159	40,536,078	22,742,784	13,302,675	961,075	77,146,203	4,932,855
Large-Cap Value ‘P’	128,214,113	236,178	46,529,312	21,658,312	(20,472,408)	83,106,883	3,330,662
Long/Short Large-Cap ‘P’ (1)	30,109,983	56,523	29,277,478	7,248,587	(8,137,615)	-	-
Main Street Core ‘P’	61,604,354	103,717	28,229,195	14,497,342	(12,963,559)	35,012,659	760,740
Mid-Cap Equity ‘P’	30,040,662	15,233,448	8,825,412	4,159,838	(163,119)	40,445,417	1,432,510
Mid-Cap Growth ‘P’	-	35,919,103	7,934,380	746,872	5,051,921	33,783,516	1,929,024
Mid-Cap Value ‘P’	141,610,036	244,203	56,502,755	14,873,998	(13,448,449)	86,777,033	3,108,166
Small-Cap Equity ‘P’	18,005,451	36,407	12,547,501	2,445,199	(2,617,338)	5,322,218	184,922
Small-Cap Growth ‘P’	18,096,319	29,312	12,502,593	2,787,922	(1,679,826)	6,731,134	443,406
Small-Cap Index ‘P’	7,498,716	3,055,979	2,343,939	605,220	530,505	9,346,481	354,458
Small-Cap Value ‘P’	21,015,463	48,567	15,360,065	3,450,929	(3,814,587)	5,340,307	195,717
Value Advantage ‘P’	93,331,177	166,608	30,165,693	11,045,444	(9,152,371)	65,225,165	3,672,363
Emerging Markets ‘P’	92,673,482	148,930	11,017,924	2,255,170	(5,342,013)	78,717,645	4,280,995
International Large-Cap ‘P’	57,494,730	60,396,118	14,008,125	2,992,006	(745,355)	106,129,374	10,325,399
International Small-Cap ‘P’	57,747,260	109,214	29,338,691	7,161,573	(9,342,770)	26,336,586	1,768,264
International Value ‘P’	57,502,328	60,531,084	11,285,383	1,984,231	(2,243,685)	106,488,575	7,522,523
Currency Strategies ‘P’	95,593,033	240,095	15,621,202	2,175,101	2,740,124	85,127,151	7,364,901
Equity Long/Short ‘P’	101,696,901	35,490,832	4,664,374	1,642,687	(13,188,534)	120,977,512	8,791,267
Global Absolute Return ‘P’	99,448,829	142,814	8,272,668	1,400,423	(7,354,385)	85,365,013	7,557,403
Total	$3,012,841,803	$518,586,966	$863,786,886	$190,515,223	($172,832,234)	$2,685,324,872
Portfolio Optimization Conservative
Core Income ‘P’	$45,545,021	$893,597	$5,876,151	$311,165	($753,695)	$40,119,937	3,773,560
Diversified Bond ‘P’	421,300,598	8,525,694	48,482,831	8,693,541	(17,668,385)	372,368,617	28,555,293
Floating Rate Income ‘P’	48,260,576	940,222	8,359,159	1,363,291	318,359	42,523,289	3,485,561
Floating Rate Loan ‘P’	49,166,681	828,880	13,927,601	2,394,530	(753,406)	37,709,084	3,943,096
High Yield Bond ‘P’	69,158,976	40,305,115	15,507,675	4,246,368	(1,916,048)	96,286,736	10,752,725
Inflation Managed ‘P’	35,621,467	10,185,405	5,466,926	176,427	(436,891)	40,079,482	3,384,002
Inflation Strategy ‘P’	14,607,678	30,455,234	5,097,758	-269,689	367,785	40,063,250	3,873,588
Managed Bond ‘P’	226,059,212	4,988,627	29,426,762	2,797,538	(5,912,534)	198,506,081	14,312,022
Short Duration Bond ‘P’	376,055,766	5,598,610	157,705,943	4,945,691	(3,577,357)	225,316,767	21,926,765
Emerging Markets Debt ‘P’	59,290,395	52,872,394	9,613,556	822,481	(6,603,060)	96,768,654	8,207,665
Comstock ‘P’	27,210,086	1,342,935	18,161,056	5,810,335	(5,898,949)	10,303,351	543,997
Dividend Growth ‘P’	8,175,228	4,188,529	3,095,527	846,371	237,576	10,352,177	432,934
Equity Index ‘P’	23,575,979	982,457	17,120,668	4,283,299	(3,721,918)	7,999,149	111,751
Growth ‘P’	8,157,203	9,057,244	5,532,080	2,338,934	484,302	14,505,603	392,099
Large-Cap Growth ‘P’	8,158,485	14,693,068	7,072,684	2,821,246	679,132	19,279,247	1,232,747
Large-Cap Value ‘P’	64,546,596	2,911,568	44,283,128	9,965,336	(10,971,998)	22,168,374	888,439
Main Street Core ‘P’	13,611,928	734,259	6,083,527	1,876,464	(1,360,606)	8,778,518	190,736
Mid-Cap Equity ‘P’	4,526,303	13,883,202	4,181,161	1,670,359	107,083	16,005,786	566,899
Mid-Cap Growth ‘P’	-	9,060,348	2,440,420	217,732	1,193,916	8,031,576	458,600
Mid-Cap Value ‘P’	52,679,675	2,397,991	16,604,075	4,566,721	(3,504,557)	39,535,755	1,416,085
Value Advantage ‘P’	32,665,619	1,504,824	17,024,360	3,989,531	(3,785,638)	17,349,976	976,853
Emerging Markets ‘P’	18,316,091	1,661,059	3,457,342	577,332	(1,183,974)	15,913,166	865,425
International Large-Cap ‘P’	25,524,803	21,218,883	7,653,612	1,811,974	(1,014,757)	39,887,291	3,880,662
International Value ‘P’	25,513,530	21,542,924	6,952,354	1,472,527	(1,618,717)	39,957,910	2,822,690
Currency Strategies ‘P’	53,132,134	1,793,083	16,195,935	2,260,546	448,421	41,438,249	3,585,091
Equity Long/Short ‘P’	54,099,877	17,648,255	5,319,473	1,791,977	(7,618,312)	60,602,324	4,403,886
Global Absolute Return ‘P’	54,664,312	898,342	11,104,115	1,826,093	(4,803,765)	41,480,867	3,672,320
Total	$1,819,624,219	$281,112,749	$491,745,879	$73,608,120	($79,267,993)	$1,603,331,216

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
						Ending Value	Share Balance
Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,369,019	$1,440,498	$703,944	$49,715	$49,616	$16,204,904	1,547,412
PD Aggregate Bond Index ‘P’	115,354,776	12,494,222	4,517,810	719,067	(2,772,661)	121,277,594	10,076,330
PD High Yield Bond Market ‘P’	23,084,999	1,708,089	922,924	344,993	198,427	24,413,584	1,566,054
PD Large-Cap Growth Index ‘P’	162,063,769	17,857,133	19,247,171	23,283,037	5,720,658	189,677,426	4,646,679
PD Large-Cap Value Index ‘P’	178,509,878	14,175,026	5,724,638	5,756,480	2,038,789	194,755,535	6,452,531
PD Small-Cap Growth Index ‘P’	30,882,608	1,525,770	18,749,461	12,605,202	(10,056,537)	16,207,582	476,472
PD Small-Cap Value Index ‘P’	53,856,760	3,834,075	33,759,613	18,127,547	(17,938,550)	24,120,219	881,202
PD Emerging Markets ‘P’	58,466,273	8,962,781	2,331,951	1,004,990	(5,443,694)	60,658,399	3,523,043
PD International Large-Cap ‘P’	135,421,042	37,296,289	4,858,589	3,659,840	(4,907,361)	166,611,221	8,764,669
Total	$773,009,124	$99,293,883	$90,816,101	$65,550,871	($33,111,313)	$813,926,464

(1)	All shares in the Long/Short Large-Cap Portfolio were acquired by the Main Street Core Portfolio as of June 28, 2018.

As of September 30, 2018, Pacific Life owned 50.3% of the total shares outstanding of the Diversified Alternatives Portfolio.

6. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of September 30, 2018, the actual interest rate on borrowing by the Trust was 3.51%. The committed line of credit will expire on October 31, 2018, unless renewed, and is available to all Funds except the Small-Cap Growth, Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales as of September 30, 2018, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Core Income	$349,882,320	$857,966	($6,746,151)	($5,888,185)	$0	($5,888,185)
Diversified Bond	3,595,348,451	46,168,292	(132,635,701)	(86,467,409)	(30,650,585)	(117,117,994)
Floating Rate Income	523,586,868	2,677,047	(1,630,546)	1,046,501	-	1,046,501
Floating Rate Loan	588,936,013	6,952,673	(5,136,900)	1,815,773	-	1,815,773
High Yield Bond	1,163,588,560	19,740,212	(17,289,418)	2,450,794	-	2,450,794
Inflation Managed	1,153,199,320	1,738,974	(42,574,830)	(40,835,856)	5,555,963	(35,279,893)
Inflation Strategy	715,242,143	(599,882)	(7,939,208)	(8,539,090)	309,619	(8,229,471)
Managed Bond	4,358,910,228	34,532,492	(115,879,755)	(81,347,263)	37,490,335	(43,856,928)
Short Duration Bond	1,053,964,197	1,083,835	(8,410,642)	(7,326,807)	(809,225)	(8,136,032)
Emerging Markets Debt	1,201,704,491	5,951,898	(76,132,276)	(70,180,378)	6,146,395	(64,033,983)
Comstock	629,399,693	196,568,851	(13,354,371)	183,214,480	492,094	183,706,574
Developing Growth	166,609,562	63,553,994	(1,828,472)	61,725,522	-	61,725,522
Dividend Growth	752,803,959	260,914,936	(6,762,594)	254,152,342	-	254,152,342
Equity Index	1,880,703,410	1,035,029,821	(56,269,946)	978,759,875	41,207	978,801,082
Focused Growth	152,587,398	70,248,099	(1,399,729)	68,848,370	-	68,848,370
Growth	1,044,729,159	534,883,509	(5,973,608)	528,909,901	-	528,909,901
Large-Cap Growth	1,125,758,394	355,747,762	(4,461,908)	351,285,854	-	351,285,854
Large-Cap Value	1,116,413,617	460,135,590	(24,180,845)	435,954,745	-	435,954,745
Long/Short Large-Cap	-	-	-	-	-	-
Main Street Core	965,912,491	200,687,106	(21,316,343)	179,370,763	-	179,370,763
Mid-Cap Equity	870,547,823	112,618,338	(17,306,997)	95,311,341	-	95,311,341
Mid-Cap Growth	731,096,557	192,685,959	(11,253,427)	181,432,532	(18,729)	181,413,803
Mid-Cap Value	1,148,710,347	156,957,098	(26,362,652)	130,594,446	-	130,594,446
Small-Cap Equity	258,608,538	42,533,195	(13,664,929)	28,868,266	(11,705)	28,856,561
Small-Cap Growth	113,294,807	32,711,872	(6,061,268)	26,650,604	-	26,650,604
Small-Cap Index	701,868,822	240,958,486	(54,274,318)	186,684,168	(197,236)	186,486,932
Small-Cap Value	408,552,767	66,284,505	(14,901,952)	51,382,553	-	51,382,553
Value Advantage	806,992,677	185,634,416	(21,354,556)	164,279,860	-	164,279,860
Emerging Markets	1,581,331,431	372,793,649	(106,245,449)	266,548,200	-	266,548,200
International Large-Cap	1,926,796,516	316,466,584	(87,590,308)	228,876,276	-	228,876,276
International Small-Cap	612,125,713	137,481,716	(45,011,941)	92,469,775	-	92,469,775
International Value	1,861,252,559	135,763,117	(106,840,828)	28,922,289	-	28,922,289

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Health Sciences	$323,008,338	$123,379,083	($10,013,667)	$113,365,416	$45,326	$113,410,742
Real Estate	409,070,300	24,521,607	(3,124,822)	21,396,785	-	21,396,785
Technology	121,287,249	58,772,203	(785,382)	57,986,821	-	57,986,821
Currency Strategies	933,061,106	1,160	(5,990,417)	(5,989,257)	(18,241,420)	(24,230,677)
Diversified Alternatives	4,442,093	45,547	(59,658)	(14,111)	-	(14,111)
Equity Long/Short	1,145,838,370	7,932	(23,574)	(15,642)	(2,694,728)	(2,710,370)
Global Absolute Return	882,150,555	55,441,567	(48,637,920)	6,803,647	(24,052,511)	(17,248,864)
Pacific Dynamix - Conservative Growth	466,095,334	87,132,469	-	87,132,469	-	87,132,469
Pacific Dynamix - Moderate Growth	1,927,894,707	568,616,896	-	568,616,896	-	568,616,896
Pacific Dynamix - Growth	614,318,657	199,607,807	-	199,607,807	-	199,607,807
Portfolio Optimization Conservative	1,468,900,956	134,430,260	-	134,430,260	-	134,430,260
Portfolio Optimization Moderate-Conservative	2,322,916,612	364,374,470	(1,966,210)	362,408,260	-	362,408,260
Portfolio Optimization Moderate	9,197,665,531	1,895,162,691	(10,952,006)	1,884,210,685	-	1,884,210,685
Portfolio Optimization Growth	7,655,785,726	1,836,895,264	(6,106,318)	1,830,788,946	-	1,830,788,946
Portfolio Optimization Aggressive-Growth	1,697,902,799	477,360,396	(3,092,832)	474,267,564	-	474,267,564
PSF DFA Balanced Allocation	153,275,277	9,341,633	(1,728,501)	7,613,132	-	7,613,132
PD 1-3 Year Corporate Bond	224,719,628	11,027	(2,340,650)	(2,329,623)	-	(2,329,623)
PD Aggegate Bond Index	1,093,053,196	3,885,518	(31,568,671)	(27,683,153)	-	(27,683,153)
PD High Yield Bond Market	198,838,103	3,836,592	(5,057,038)	(1,220,446)	-	(1,220,446)
PD Large-Cap Growth Index	412,019,632	304,755,618	(3,810,782)	300,944,836	3,110	300,947,946
PD Large-Cap Value Index	601,481,527	144,953,258	(28,973,283)	115,979,975	(2,933)	115,977,042
PD Small-Cap Growth Index	35,846,487	10,402,158	(1,850,739)	8,551,419	(3,242)	8,548,177
PD Small-Cap Value Index	86,859,571	15,040,886	(5,025,000)	10,015,886	(9,194)	10,006,692
PD Emerging Markets	187,815,567	39,077,501	(18,990,587)	20,086,914	-	20,086,914
PD International Large-Cap	535,929,107	96,088,404	(34,565,057)	61,523,347	-	61,523,347

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives and short sales, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	November 28, 2018

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	November 28, 2018